UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

James R. Heavner Jr., Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089

                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-8715

Date of fiscal year end: December 31, 2004

Date of reporting period: January 1, 2004 - December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

A message
from the
President*

DEAR FELLOW CONTRACT OWNER,

I'm pleased to report that there are encouraging indications our economy may continue the deliberate and measured progress we saw during much of last year.

As 2004 drew to a close, consumer prices and unemployment remained in check, the housing market continued strong, and the Index of Leading Economic Indicators was on the upswing.

This positive economic news was not lost on the financial markets. As measured by the S&P 500 Index,(1) the market's total return (including dividend growth and price appreciation) was 7.2% for the 6-month period and 10.9% for the 12-month period ending December 31, 2004.

Many of our investment options also ended the year on a high note, reporting double-digit returns for the same 12-month period, as this annual report will show.

Of course, those are short-term results that should not unduly influence long-term investors. But it's hard to ignore the perplexing volatility in the markets of late. It almost seems as though one week's advance is gone the next.

As a long-term investor, however, I know that this is how it has always been. Our financial markets have moved forward. Not in a sprint. And not without short-term periods of rest if not retreat. But over time, the markets have indubitably moved higher. Whatever short-term distractions may lie ahead, I remain confident about the future.

The portfolio managers at Wellington Management Company, LLP, and Hartford Investment Management Company share my confidence in the future. As you review the performance of our underlying funds, I encourage you to read their commentaries and outlooks for the coming months.

In addition to performance, we have received other good news. Dalbar, Inc., the Boston-based market research firm, has awarded Hartford Life its DALBAR Annuity Service Award for contract-holder service. This makes us the only financial services organization to receive the prestigious award for nine consecutive years.

We're grateful for the honor. But we're even more pleased to have your patronage. Thank you for investing in The Director variable annuity suite of products.

I know that you have entrusted us with more than your retirement dollars. You have entrusted us with your financial tomorrows. We take great pride in that. And on behalf of the men and women at The Hartford,(2) let me assure you that we intend to continue earning that trust each and every day.

                                                                       TOM MARRA




* Tom Marra is president and chief operating officer of Hartford Life, Inc.


(1) The S&P 500 Index is an unmanaged index that measures broad-based changes in stock market conditions based on the average performance of 500 widely held common stocks. It does not represent the performance of a specific product or investment option, and is not available for direct investment.
(2) "The Hartford" is The Hartford Financial Services Group, Inc., and its subsidiaries, including the issuing companies of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company.


         Annual Report
         December 31, 2004                                 (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

                                                              HARTFORD HLS FUNDS

TABLE OF CONTENTS

    Manager Discussions                                               1
    Hartford HLS Mutual Funds Financial Statements:
      Schedule of Investments as of December 31, 2004:
         Hartford Advisers HLS Fund                                  72
         Hartford Bond HLS Fund                                      79
         Hartford Capital Appreciation HLS Fund                      90
         Hartford Disciplined Equity HLS Fund                        93
         Hartford Dividend and Growth HLS Fund                       95
         Hartford Equity Income HLS Fund                             98
         Hartford Focus HLS Fund                                    100
         Hartford Global Advisers HLS Fund                          102
         Hartford Global Communications HLS Fund                    112
         Hartford Global Financial Services HLS Fund                113
         Hartford Global Health HLS Fund                            115
         Hartford Global Leaders HLS Fund                           117
         Hartford Global Technology HLS Fund                        119
         Hartford Growth HLS Fund                                   121
         Hartford Growth Opportunities HLS Fund                     123
         Hartford High Yield HLS Fund                               125
         Hartford Index HLS Fund                                    133
         Hartford International Capital Appreciation HLS Fund       139
         Hartford International Opportunities HLS Fund              142
         Hartford International Small Company HLS Fund              145
         Hartford MidCap HLS Fund                                   149
         Hartford MidCap Value HLS Fund                             152
         Hartford Money Market HLS Fund                             155
         Hartford Mortgage Securities HLS Fund                      156
         Hartford Small Company HLS Fund                            158
         Hartford SmallCap Growth HLS Fund                          160
         Hartford Stock HLS Fund                                    163
         Hartford U.S. Government Securities HLS Fund               165
         Hartford Value HLS Fund                                    167
         Hartford Value Opportunities HLS Fund                      169
      Statement of Assets and Liabilities as of December 31,
      2004                                                          172
      Statements of Operations for the Year Ended December 31,
      2004                                                          180
      Statements of Changes in Net Assets for the Two Years in
      the Year Ended December 31, 2004                              188
      Notes to Financial Statements                                 204
      Financial Highlights                                          219
      Report of Independent Registered Public Accounting Firm       229
      Tax Information Notice (Unaudited)                            230
      Boards of Directors and Officer Information                   231
      Privacy Policy                                                234

        Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the Separate Account.

        This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                       ADVISERS IA                S&P 500 INDEX                   INDEX
                                                       -----------                -------------          ----------------------
12/31/94                                                  10000                       10000                       10000
                                                          10184                       10259                       10192
                                                          10556                       10659                       10428
                                                          10779                       10973                       10498
                                                          10959                       11295                       10645
                                                          11354                       11746                       11091
                                                          11565                       12019                       11180
                                                          11783                       12417                       11136
                                                          11865                       12446                       11279
                                                          12258                       12972                       11393
                                                          12176                       12924                       11561
                                                          12666                       13492                       11751
12/95                                                     12834                       13753                       11924
                                                          13115                       14220                       11998
                                                          13155                       14352                       11744
                                                          13222                       14490                       11645
                                                          13330                       14703                       11565
                                                          13568                       15081                       11546
                                                          13690                       15138                       11700
                                                          13378                       14469                       11727
                                                          13501                       14775                       11698
                                                          14089                       15605                       11906
                                                          14396                       16036                       12184
                                                          15264                       17246                       12409
12/96                                                     14963                       16905                       12270
                                                          15616                       17960                       12285
                                                          15678                       18102                       12311
                                                          15236                       17359                       12165
                                                          15923                       18394                       12342
                                                          16635                       19512                       12458
                                                          17357                       20387                       12607
                                                          18435                       22007                       12993
                                                          17524                       20775                       12847
                                                          18267                       21911                       13049
                                                          17935                       21179                       13258
                                                          18471                       22160                       13328
12/97                                                     18630                       22541                       13468
                                                          18900                       22789                       13658
                                                          19828                       24432                       13630
                                                          20582                       25683                       13672
                                                          20910                       25943                       13741
                                                          20730                       25496                       13888
                                                          21506                       26532                       14029
                                                          21658                       26250                       14041
                                                          19770                       22454                       14315
                                                          20580                       23894                       14724
                                                          21604                       25835                       14620
                                                          22427                       27401                       14707
12/98                                                     23223                       28980                       14744
                                                          23733                       30191                       14848
                                                          23183                       29253                       14495
                                                          23891                       30423                       14567
                                                          24524                       31601                       14603
                                                          23925                       30856                       14453
                                                          24826                       32569                       14408
                                                          24323                       31552                       14368
                                                          24104                       31395                       14356
                                                          23834                       30534                       14486
                                                          24648                       32465                       14523
                                                          24844                       33125                       14515
12/99                                                     25681                       35076                       14427
                                                          24788                       33314                       14423
                                                          24634                       32684                       14604
                                                          26303                       35880                       14815
                                                          25749                       34800                       14742
                                                          25436                       34086                       14729
                                                          25813                       34927                       15030
                                                          25573                       34381                       15189
                                                          26486                       36515                       15403
                                                          25794                       34588                       15461
                                                          25962                       34441                       15558
                                                          25122                       31728                       15824
12/00                                                     25490                       31884                       16137
                                                          26019                       33014                       16407
                                                          25028                       30006                       16577
                                                          24007                       28106                       16653
                                                          25005                       30287                       16528
                                                          25193                       30490                       16623
                                                          24553                       29749                       16703
                                                          24582                       29456                       17119
                                                          23650                       27614                       17339
                                                          22723                       25385                       17498
                                                          23255                       25870                       17942
                                                          24238                       27854                       17648
12/01                                                     24307                       28099                       17509
                                                          23986                       27689                       17637
                                                          23854                       27155                       17787
                                                          24282                       28176                       17426
                                                          23006                       26469                       17764
                                                          22862                       26275                       17928
                                                          21892                       24404                       18080
                                                          21147                       22503                       18298
                                                          21166                       22649                       18708
                                                          19775                       20189                       19110
                                                          20703                       21964                       18928
                                                          21690                       23256                       18939
12/02                                                     20954                       21890                       19441
                                                          20588                       21319                       19440
                                                          20445                       20999                       19786
                                                          20484                       21203                       19761
                                                          21533                       22948                       19972
                                                          22417                       24156                       20539
                                                          22595                       24465                       20457
                                                          22715                       24897                       19599
                                                          22965                       25381                       19729
                                                          22887                       25113                       20354
                                                          23628                       26531                       20095
                                                          23792                       26765                       20149
12/03                                                     24829                       28167                       20347
                                                          24970                       28684                       20532
                                                          25180                       29083                       20783
                                                          24941                       28644                       20974
                                                          24503                       28195                       20330
                                                          24707                       28581                       20226
                                                          25116                       29137                       20309
                                                          24531                       28172                       20524
                                                          24677                       28285                       20958
                                                          24640                       28592                       21031
                                                          24666                       29029                       21214
                                                          25126                       30203                       20978
12/04                                                     25759                       31230                       21201

    --- ADVISERS FUND              -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                  $10,000 starting value
        $25,759 ending value           $10,000 starting value             $31,230 ending value
                                       $21,201 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Advisers IA                      3.74%    0.06%    9.92%
--------------------------------------------------------------
Advisers IB(3)                   3.48%   -0.16%    9.68%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------
Lehman Government/Credit Bond
  Index                          4.19%    8.00%    7.80%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President and Partner
JOHN C. KEOGH
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers HLS Fund, Class A returned 3.74% for the year ended December 31, 2004. The Fund underperformed the Composite Index (S&P 500 Index 55%, Lehman Brother Government/Credit 35%, Treasury Bill 10%), which returned 7.66%, and the Lipper Flexible Portfolio VA-UF Average, which returned 8.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. For the period, the S&P 500 index outperformed the Lehman Government/Corporate Index.

During the year, we maintained a high equity ratio in the Fund which helped absolute returns, but our relative results were held back by performance in the equity portion of the portfolio. The best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In Energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Within the fixed income portion of the Fund, returns were in line with the benchmark. Our fundamental high quality bias generated lower returns than an some of the lower quality segments of the market. We continue to believe a high quality approach is the correct one to seek downside protection during periods of stock market volatility. Our tactical duration management was a positive factor this year. We had a slightly short duration bias in anticipation of a stronger economy and higher interest rates and we barbelled the Fund's cashflow in anticipation of a flattening yield curve.
WHAT IS YOUR OUTLOOK AND STRATEGY?
At the end of the period we had an equity exposure in the Fund at 67%, which is at the higher end of our historical range. We believe that in 2005, the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result. An improving economic environment is also supportive of our slightly shorter duration posture, as interest rates should continue their rise as the Federal Reserve raises short term interest rates.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   1.4
-------------------------------------------------------------------
Communications                                              0.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.4
-------------------------------------------------------------------
Drugs                                                       8.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 6.0
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          5.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.0
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    2.7
-------------------------------------------------------------------
Government National Mortgage Association held as
  Collateral on Loaned Securities                           1.1
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Insurance                                                   5.3%
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.0
-------------------------------------------------------------------
Machinery                                                   2.2
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreements                                       1.7
-------------------------------------------------------------------
Retail                                                      3.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.9
-------------------------------------------------------------------
Software & Services                                         4.0
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.5
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
U.S. Government Agencies                                    0.7
-------------------------------------------------------------------
U.S. Treasury Bills held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.8
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                2.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           1.2
-------------------------------------------------------------------
U.S. Treasury Notes                                         9.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                2.3
-------------------------------------------------------------------
U.S. Treasury Strips held as Collateral on Loaned
  Securities                                                0.1%
-------------------------------------------------------------------
Utilities                                                   0.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.3%
-------------------------------------------------------------------
Common Stocks                                              67.1
-------------------------------------------------------------------
Corporate Notes                                             9.9
-------------------------------------------------------------------
Foreign Bonds & Notes                                       0.8
-------------------------------------------------------------------
Short-Term Securities                                       8.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         23.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,022.28           $3.35
Hypothetical @           $1,000.00    $1,021.82           $3.35
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,019.73           $4.62
Hypothetical @           $1,000.00    $1,020.56           $4.62
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Bond HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                       BOND IA                               INDEX
                                                                       -------                -----------------------------------
12/31/94                                                                10000                                10000
                                                                        10183                                10198
                                                                        10389                                10441
                                                                        10466                                10504
                                                                        10596                                10651
                                                                        11031                                11064
                                                                        11135                                11144
                                                                        11070                                11120
                                                                        11206                                11254
                                                                        11313                                11364
                                                                        11484                                11511
                                                                        11665                                11684
12/95                                                                   11849                                11848
                                                                        11910                                11926
                                                                        11673                                11718
                                                                        11595                                11636
                                                                        11496                                11571
                                                                        11492                                11548
                                                                        11634                                11703
                                                                        11659                                11734
                                                                        11639                                11714
                                                                        11843                                11918
                                                                        12105                                12183
                                                                        12362                                12391
12/96                                                                   12266                                12276
                                                                        12318                                12314
                                                                        12373                                12345
                                                                        12243                                12208
                                                                        12403                                12391
                                                                        12541                                12509
                                                                        12722                                12657
                                                                        13152                                12999
                                                                        13015                                12889
                                                                        13220                                13079
                                                                        13389                                13269
                                                                        13474                                13330
12/97                                                                   13658                                13465
                                                                        13846                                13637
                                                                        13834                                13626
                                                                        13901                                13672
                                                                        13961                                13744
                                                                        14109                                13874
                                                                        14243                                13992
                                                                        14238                                14021
                                                                        14364                                14250
                                                                        14744                                14583
                                                                        14587                                14506
                                                                        14734                                14589
12/98                                                                   14771                                14633
                                                                        14887                                14736
                                                                        14508                                14479
                                                                        14596                                14558
                                                                        14672                                14605
                                                                        14477                                14476
                                                                        14392                                14430
                                                                        14361                                14369
                                                                        14335                                14362
                                                                        14475                                14529
                                                                        14530                                14583
                                                                        14540                                14581
12/99                                                                   14474                                14511
                                                                        14446                                14463
                                                                        14621                                14638
                                                                        14846                                14831
                                                                        14821                                14788
                                                                        14831                                14781
                                                                        15171                                15088
                                                                        15266                                15226
                                                                        15459                                15447
                                                                        15557                                15544
                                                                        15598                                15646
                                                                        15833                                15903
12/00                                                                   16209                                16199
                                                                        16585                                16463
                                                                        16677                                16606
                                                                        16721                                16689
                                                                        16691                                16619
                                                                        16788                                16719
                                                                        16768                                16782
                                                                        17166                                17158
                                                                        17382                                17356
                                                                        17426                                17557
                                                                        17738                                17924
                                                                        17671                                17676
12/01                                                                   17615                                17563
                                                                        17682                                17706
                                                                        17757                                17877
                                                                        17508                                17581
                                                                        17871                                17921
                                                                        18062                                18074
                                                                        18058                                18229
                                                                        18097                                18450
                                                                        18446                                18762
                                                                        18607                                19066
                                                                        18699                                18978
                                                                        18909                                18972
12/02                                                                   19392                                19365
                                                                        19556                                19382
                                                                        19865                                19650
                                                                        19891                                19635
                                                                        20148                                19797
                                                                        20611                                20166
                                                                        20600                                20125
                                                                        19988                                19449
                                                                        20146                                19578
                                                                        20681                                20096
                                                                        20547                                19909
                                                                        20642                                19957
12/03                                                                   20913                                20160
                                                                        21098                                20322
                                                                        21270                                20542
                                                                        21395                                20696
                                                                        20891                                20158
                                                                        20817                                20077
                                                                        20919                                20190
                                                                        21098                                20390
                                                                        21465                                20779
                                                                        21557                                20836
                                                                        21771                                21010
                                                                        21690                                20843
12/04                                                                   21880                                21035

    --- BOND FUND                  --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value         BOND INDEX
        $21,880 ending value           $10,000 starting value
                                       $21,035 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                  1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Bond IA                           4.62%    8.62%     8.14%
----------------------------------------------------------------
Bond IB(3)                        4.33%    8.38%     7.90%
----------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index                      4.34%    7.71%     7.72%
----------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Bond HLS Fund, Class IA returned 4.62% for the year ended December 31, 2004. The fund outperformed the Lipper Intermediate Investment Grade Debt VA-UF Average, which returned 4.22% and the Lehman Brothers U.S. Aggregate Bond Index, which returned 4.34%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. economy grew at a solid pace in 2004. A "slow patch" that developed in the summer and drifted into fall gave way to an economy that continued to expand at a healthy pace toward the end of the year. While the labor market was not as robust as one might expect at this point in the cycle, both business and consumer sectors showed strength.

Returns in excess of the benchmark were due principally due to judicious sector allocation. The largest contributors to performance were allocations to high yield followed by allocations to non-dollar securities. Our high yield securities benefited from the growing economy in 2004 and from solid fundamentals. In addition, we maintained allocations to non-dollar throughout the year as we sought to capture opportunities in light of the falling dollar. By purchasing European government bonds, where economic growth has been slower than that in the U.S., we benefited from both the currency appreciation and the bonds' appreciation. Having an underweight to U.S. Treasuries also assisted Fund performance.

The Fund's performance was positively impacted by interest rate and yield curve decisions. During much of the year, the Fund was positioned for a rise in interest rates and for a strengthening economy. We implemented a barbell strategy to benefit from a flattening of the yield curve as the Federal Reserve continued to raise short rates, while the long end of the curve stayed stable or declined in yield.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As the New Year begins we expect continued moderate economic growth and further Federal Reserve tightening. While many worry about a slowdown in consumer and business spending, we are persuaded by the recent Federal Reserve analysis arguing for strong, self-sustaining economic growth and the need for monetary policy to become less accommodative. Accordingly, we continue to position portfolio duration slightly short of the index and for further yield curve flattening. We still are positive on the outlook for the corporate sector, but we expect future out performance to be the result of yield advantage rather than continued spread narrowing. We also believe that high yield and emerging markets will outperform in 2005 and are invested accordingly. We are maintaining a slight underweight to the residential mortgage pass-through sector. It should continue to perform well in the current environment of low rate volatility, but trade "expensive" to other spread sectors by historical measures. Our current non- dollar allocation is invested primarily in European government intermediate bonds hedged in U.S. dollars. With lower growth prospects overseas, this non-dollar position should mitigate price depreciation from a rise in U.S. interest rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.4%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       2.7
-------------------------------------------------------------------
Chemicals                                                   0.4
-------------------------------------------------------------------
Communications                                              3.6
-------------------------------------------------------------------
Construction                                                0.3
-------------------------------------------------------------------
Consumer Durables                                           0.1
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.8
-------------------------------------------------------------------
Federal Home Loan Bank                                      0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      3.1
-------------------------------------------------------------------
Federal National Mortgage Association                      18.9
-------------------------------------------------------------------
Financial Services                                         16.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.2
-------------------------------------------------------------------
Foreign Governments                                         9.7
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Government National Mortgage Association                    5.7
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   1.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               12.2
-------------------------------------------------------------------
Machinery                                                   0.2
-------------------------------------------------------------------
Media & Entertainment                                       3.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.0
-------------------------------------------------------------------
Real Estate                                                 0.2
-------------------------------------------------------------------
Repurchase Agreements                                       8.6
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.1
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
U.S. Inflation-Indexed Securities                           2.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         2.9
-------------------------------------------------------------------
Utilities                                                   6.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        11.3%
-------------------------------------------------------------------
Common Stocks                                               0.0
-------------------------------------------------------------------
Convertible Bonds                                           1.0
-------------------------------------------------------------------
Corporate Notes                                            25.6
-------------------------------------------------------------------
Foreign Bonds & Notes                                      15.7
-------------------------------------------------------------------
Interest Only                                               1.5
-------------------------------------------------------------------
Municipal Bonds                                             0.4
-------------------------------------------------------------------
Short-Term Securities                                      20.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         36.9
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                        54.6%
-------------------------------------------------------------------
Aa                                                          5.3
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
Baa                                                        16.2
-------------------------------------------------------------------
Ba                                                          5.9
-------------------------------------------------------------------
B                                                           0.5
-------------------------------------------------------------------
N/R                                                        20.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,043.49           $2.57
Hypothetical @           $1,000.00    $1,022.62           $2.54
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,040.83           $3.85
Hypothetical @           $1,000.00    $1,021.37           $3.81
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.50% and 0.75% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                  CAPITAL APPRECIATION IA                 S&P 500 INDEX
                                                                  -----------------------                 -------------
12/31/94                                                                   10000                              10000
                                                                           10006                              10259
                                                                           10359                              10659
                                                                           10718                              10973
                                                                           11023                              11295
                                                                           11310                              11746
                                                                           11866                              12019
                                                                           12592                              12417
                                                                           12779                              12446
                                                                           13062                              12972
                                                                           12442                              12924
                                                                           12994                              13492
12/95                                                                      13025                              13753
                                                                           13223                              14220
                                                                           13571                              14352
                                                                           13776                              14490
                                                                           14436                              14703
                                                                           14876                              15081
                                                                           14500                              15138
                                                                           13464                              14469
                                                                           14172                              14775
                                                                           15006                              15605
                                                                           14991                              16036
                                                                           15795                              17246
12/96                                                                      15721                              16905
                                                                           16325                              17960
                                                                           16013                              18102
                                                                           15111                              17359
                                                                           15497                              18394
                                                                           17264                              19512
                                                                           18011                              20387
                                                                           19502                              22007
                                                                           19270                              20775
                                                                           20550                              21911
                                                                           19320                              21179
                                                                           19168                              22160
12/97                                                                      19234                              22541
                                                                           19061                              22789
                                                                           20863                              24432
                                                                           21687                              25683
                                                                           22071                              25943
                                                                           21100                              25496
                                                                           21508                              26532
                                                                           20970                              26250
                                                                           16795                              22454
                                                                           17786                              23894
                                                                           19523                              25835
                                                                           20741                              27401
12/98                                                                      22211                              28980
                                                                           23176                              30191
                                                                           22153                              29253
                                                                           23867                              30423
                                                                           24992                              31601
                                                                           24639                              30856
                                                                           26008                              32569
                                                                           25730                              31552
                                                                           25418                              31395
                                                                           24557                              30534
                                                                           26210                              32465
                                                                           27616                              33125
12/99                                                                      30531                              35076
                                                                           29912                              33314
                                                                           34529                              32684
                                                                           35367                              35880
                                                                           33510                              34800
                                                                           32399                              34086
                                                                           34419                              34927
                                                                           34472                              34381
                                                                           37958                              36515
                                                                           36580                              34588
                                                                           35534                              34441
                                                                           32588                              31728
12/00                                                                      34568                              31884
                                                                           36633                              33014
                                                                           34984                              30006
                                                                           33087                              28106
                                                                           35652                              30287
                                                                           36139                              30490
                                                                           35082                              29749
                                                                           33788                              29456
                                                                           32098                              27614
                                                                           28403                              25385
                                                                           29226                              25870
                                                                           31335                              27854
12/01                                                                      32171                              28099
                                                                           31310                              27689
                                                                           30646                              27155
                                                                           31822                              28176
                                                                           30108                              26469
                                                                           29996                              26275
                                                                           27338                              24404
                                                                           25137                              22503
                                                                           25726                              22649
                                                                           23784                              20189
                                                                           25554                              21964
                                                                           27528                              23256
12/02                                                                      25833                              21890
                                                                           25309                              21319
                                                                           25031                              20999
                                                                           24743                              21203
                                                                           26601                              22948
                                                                           28710                              24156
                                                                           29468                              24465
                                                                           30006                              24897
                                                                           31133                              25381
                                                                           31014                              25113
                                                                           33447                              26531
                                                                           34287                              26765
12/03                                                                      36780                              28167
                                                                           37385                              28684
                                                                           38750                              29083
                                                                           38774                              28644
                                                                           37309                              28195
                                                                           38103                              28581
                                                                           39718                              29137
                                                                           37735                              28172
                                                                           37167                              28285
                                                                           38495                              28592
                                                                           39381                              29029
                                                                           42252                              30203
12/04                                                                      43903                              31230

    --- CAPITAL APPRECIATION FUND    --- S&P 500 INDEX
        $10,000 starting value           $10,000 starting value
        $43,903 ending value             $31,230 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Capital Appreciation IA         19.36%    7.54%   15.94%
--------------------------------------------------------------
Capital Appreciation IB(3)      19.07%    7.30%   15.69%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IA returned 19.36% for year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Core VA-UF Average, which returned 12.06% and the Composite Index (Russell 2500 Index 60% and S&P 500 Index 40%), which returned 15.40% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the broad market was varied for the year as Energy and Utilities each rose more than 24%, while Information Technology and Health Care posted low-single-digit returns.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Consumer Staples, Financials, and Materials sectors. Wireless device maker Research in Motion Ltd. (communications) and computer security and domain registration firm VeriSign, Inc. (software & services) contributed to the positive results in Technology. Research in Motion Ltd.'s shares rose sharply during the year, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device.VeriSign, Inc. gained on continued growth in the global internet security market and record growth in domain name registrations.

In the Consumer Staples sector, agribusiness concern Bunge Ltd. (food, beverage & tobacco) rose sharply, benefiting from robust earnings growth driven by strong commodity demand. Financials top performer Countrywide Financial Corp. (banks) continued to gain market share throughout the year. In the Materials sector, Canadian mining firm Teck Cominco Ltd. (metals, minerals & mining), Brazilian iron ore producer Companhia Vale do Rio Doce ADR (metals, minerals & mining), and Canadian uranium miner Cameco Corp. (metals, minerals & mining) all rose on strong materials prices.

These strong returns were offset somewhat by weaker selection in the Health Care and Industrials sectors. Drug maker Pfizer, Inc. (drugs) fell throughout the year, most recently on concerns over potential side effects of its pain killing drug Celebrex. Similarly, AstraZeneca PLC, ADR (drugs) fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its non-small cell lung cancer drug Iressa. Other weak performers during the year included communications chip provider Broadcom Corp., Class A (electronics), Russian oil company Yukos (utilities), and retail security firm Checkpoint Systems, Inc. (communications).

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. We initiated a position in OSI Pharmaceuticals, Inc. (drugs), a biotechnology company focused on the discovery, development, and commercialization of oncology drugs. We expect OSI Pharmaceuticals, Inc. to quickly capture significant market share with Tarceva, a drug that has demonstrated a survival benefit for non-small cell lung cancer patients. We also initiated a position in video game manufacturer Electronic Arts, Inc. (software & services) which should appreciate ahead of

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

the next gaming cycle after strengthening the competitive position of its important Madden football title via an exclusive deal with the NFL.
At the end of the year, our bottom-up focus resulted in greater-than-benchmark weights in Materials and Technology and less-than-benchmark weights in Utilities and Health Care, reflecting our expectations of continued global economic expansion.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   73.3%
-------------------------------------------------------------------
Japan                                                       7.1
-------------------------------------------------------------------
Canada                                                      5.1
-------------------------------------------------------------------
South Korea                                                 4.1
-------------------------------------------------------------------
United Kingdom                                              3.0
-------------------------------------------------------------------
Brazil                                                      1.9
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Taiwan                                                      1.6
-------------------------------------------------------------------
Switzerland                                                 1.5
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Germany                                                     1.4
-------------------------------------------------------------------
South Africa                                                1.0
-------------------------------------------------------------------
Ireland                                                     0.7
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Indonesia                                                   0.1
-------------------------------------------------------------------
Greece                                                      0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.2%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   2.8
-------------------------------------------------------------------
Communications                                              5.9
-------------------------------------------------------------------
Computers & Office Equipment                                3.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.6
-------------------------------------------------------------------
Drugs                                                       4.3
-------------------------------------------------------------------
Electronics                                                 8.8
-------------------------------------------------------------------
Energy & Services                                           7.6
-------------------------------------------------------------------
Financial Services                                          3.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.1
-------------------------------------------------------------------
Forest & Paper Products                                     1.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   4.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.6
-------------------------------------------------------------------
Machinery                                                   3.3
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.1%
-------------------------------------------------------------------
Metals, Minerals & Mining                                   8.6
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                2.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.5
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.8
-------------------------------------------------------------------
Software & Services                                         5.5
-------------------------------------------------------------------
Transportation                                              6.0
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,101.78           $3.70
Hypothetical @           $1,000.00    $1,021.62           $3.56
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,099.22           $5.01
Hypothetical @           $1,000.00    $1,020.36           $4.82
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.70% and 0.95% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Disciplined Equity HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/29/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   DISCIPLINED EQUITY IA                  S&P 500 INDEX
                                                                   ---------------------                  -------------
5/29/98                                                                    10000                              10000
                                                                           10406                              10406
                                                                           10407                              10295
                                                                            9003                               8807
                                                                            9619                               9371
                                                                           10516                              10133
                                                                           11109                              10747
12/98                                                                      11905                              11366
                                                                           12305                              11841
                                                                           11852                              11473
                                                                           12415                              11932
                                                                           12802                              12394
                                                                           12558                              12102
                                                                           13373                              12774
                                                                           13112                              12375
                                                                           12929                              12313
                                                                           12540                              11976
                                                                           13100                              12733
                                                                           13461                              12992
12/99                                                                      14503                              13757
                                                                           13701                              13066
                                                                           13672                              12819
                                                                           15171                              14072
                                                                           14555                              13649
                                                                           14203                              13369
                                                                           14747                              13699
                                                                           14646                              13485
                                                                           15646                              14322
                                                                           14717                              13566
                                                                           14645                              13508
                                                                           13472                              12444
12/00                                                                      13684                              12505
                                                                           14370                              12949
                                                                           13209                              11769
                                                                           12481                              11023
                                                                           13512                              11879
                                                                           13631                              11958
                                                                           13352                              11668
                                                                           13066                              11553
                                                                           12303                              10830
                                                                           11282                               9956
                                                                           11641                              10146
                                                                           12478                              10925
12/01                                                                      12587                              11021
                                                                           12301                              10860
                                                                           11946                              10651
                                                                           12391                              11051
                                                                           11543                              10381
                                                                           11432                              10305
                                                                           10482                               9572
                                                                            9752                               8826
                                                                            9821                               8883
                                                                            8754                               7919
                                                                            9545                               8615
                                                                           10049                               9121
12/02                                                                       9484                               8586
                                                                            9178                               8362
                                                                            9043                               8236
                                                                            9091                               8316
                                                                            9803                               9000
                                                                           10333                               9474
                                                                           10431                               9595
                                                                           10581                               9764
                                                                           10813                               9954
                                                                           10815                               9849
                                                                           11447                              10405
                                                                           11619                              10497
12/03                                                                      12217                              11047
                                                                           12415                              11250
                                                                           12556                              11406
                                                                           12368                              11234
                                                                           12206                              11058
                                                                           12200                              11209
                                                                           12483                              11427
                                                                           11980                              11049
                                                                           11986                              11093
                                                                           12119                              11214
                                                                           12202                              11385
                                                                           12726                              11845
12/04                                                                      13245                              12248

    --- DISCIPLINED EQUITY FUND    --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $13,245 ending value           $12,248 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                           SINCE
                       1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Disciplined Equity IA   8.41%   -1.80%     4.35%
-------------------------------------------------------
Disciplined Equity IB   8.14%   -2.02%     4.12%
-------------------------------------------------------
S&P 500 Index          10.87%   -2.30%     3.12%**
-------------------------------------------------------

 ** Return is from 05/31/98.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JAMES A. RULLO, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Disciplined Equity HLS Fund, Class IA returned 8.41% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets surged ahead during the period, prompted by a drop in the price of oil, stable job growth, and the culmination of the U.S. presidential election. Interest rates remain low despite recent rate hikes, and corporations have been able to sustain profits as revenues have moderated. Economic growth has slowed, but remains positive, and inflationary forces appear to be benign. All sectors of the S&P 500 Index advanced during the year. Energy and Utilities led the advance with the strongest sector returns, 31.5% and 24.3% respectively. Three sectors lagged the overall market including Consumer Staples, Information Technology and Health Care, returning 8.2%, 2.6%, and 1.7% respectively, for the twelve-month period.

Stock selection was strongest in Financials, Utilities and Health Care, where the Fund benefited from not owning drug company Merck & Co., Inc. (drugs), whose shares fell sharply at the end of September. Merck & Co., Inc. announced it would be pulling its arthritis drug, Vioxx, from the market as a new study indicated that it contributed to cardiac issues. Overall, the three largest contributors to the Fund during this period were Bank of America Corp. (banks), Countrywide Financial Corp. (banks) and Exelon Corp. (utilities). Shares of Exelon Corp. were boosted by this utility company's decision to increase dividends ahead of schedule; investors also reacted favorably to Exelon Corp's acquisition of Public Service Enterprise Group. We believe that this deal makes sense as it should be accretive to shareholders thanks to significant cost synergies.

In spite of these strong performers, the Fund fell short of benchmark performance. This was primarily due to poor stock selection within the Consumer Discretionary, Telecommunication Services and Consumer Staples sectors. Within Consumer Discretionary, media holding Comcast Corp. (media & entertainment) sold off abruptly when its hostile bid for Walt Disney Co. (The) (media & entertainment) was poorly received by investors. We have maintained the position due to the attractive valuation of Comcast Corp. shares given the company's solid cash flow, positive advertising trends, and growth opportunities from new product offerings. Stocks that detracted most from overall Fund performance include the health care giant Pfizer, Inc. (drugs), and technology companies Cisco Systems, Inc. (electronics) and Texas Instruments, Inc. (electronics).

WHAT IS YOUR OUTLOOK AND STRATEGY?

We anticipate that economic growth in the U.S. will slow as the Federal Reserve Bank maintains its policy of measured rate increases to ward off a further pick up in inflation. Fiscal stimulus will also be less generous in 2005, but we expect U.S. multinational corporations to begin unleashing an extraordinary amount of excess cash on their balance sheets. President Bush has outlined an ambitious domestic program for the upcoming second term, which, if successful, will increase fiscal deficits over the next four years.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      12.6%
-------------------------------------------------------------------
Business Services                                           2.1
-------------------------------------------------------------------
Communications                                              3.1
-------------------------------------------------------------------
Computers & Office Equipment                                5.3
-------------------------------------------------------------------
Construction                                                2.0
-------------------------------------------------------------------
Consumer Non-Durables                                       4.4
-------------------------------------------------------------------
Drugs                                                       8.8
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 5.4
-------------------------------------------------------------------
Energy & Services                                           7.6
-------------------------------------------------------------------
Exchange Traded Funds                                       0.2
-------------------------------------------------------------------
Financial Services                                          0.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.6
-------------------------------------------------------------------
Forest & Paper Products                                     4.3
-------------------------------------------------------------------
Insurance                                                   5.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.2
-------------------------------------------------------------------
Machinery                                                   1.9
-------------------------------------------------------------------
Media & Entertainment                                       2.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreements                                       5.5
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Retail                                                      2.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.5
-------------------------------------------------------------------
Software & Services                                         6.5
-------------------------------------------------------------------
Transportation                                              5.3
-------------------------------------------------------------------
U.S. Government Agencies                                    2.8
-------------------------------------------------------------------
Utilities                                                   3.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (3.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,057.23           $3.88
Hypothetical @          $1,000.00    $1,021.37           $3.81
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,054.67           $5.16
Hypothetical @          $1,000.00    $1,020.11           $5.08
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Dividend and Growth HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   DIVIDEND AND GROWTH IA                 S&P 500 INDEX
                                                                   ----------------------                 -------------
12/31/94                                                                   10000                              10000
                                                                           10211                              10259
                                                                           10562                              10659
                                                                           10822                              10973
                                                                           11041                              11295
                                                                           11544                              11746
                                                                           11604                              12019
                                                                           11879                              12416
                                                                           12082                              12447
                                                                           12698                              12972
                                                                           12591                              12923
                                                                           13198                              13492
12/95                                                                      13637                              13752
                                                                           13992                              14219
                                                                           14121                              14352
                                                                           14510                              14490
                                                                           14576                              14703
                                                                           14884                              15082
                                                                           15099                              15139
                                                                           14637                              14471
                                                                           14854                              14777
                                                                           15563                              15608
                                                                           16014                              16038
                                                                           16909                              17249
12/96                                                                      16761                              16907
                                                                           17640                              17963
                                                                           17901                              18104
                                                                           17230                              17362
                                                                           17826                              18397
                                                                           18991                              19516
                                                                           20037                              20390
                                                                           21229                              22012
                                                                           20227                              20780
                                                                           21449                              21917
                                                                           20815                              21186
                                                                           21685                              22166
12/97                                                                      22106                              22546
                                                                           22427                              22795
                                                                           23423                              24438
                                                                           24699                              25689
                                                                           24582                              25947
                                                                           24521                              25502
                                                                           24521                              26537
                                                                           24352                              26255
                                                                           21267                              22459
                                                                           22684                              23898
                                                                           24264                              25841
                                                                           24997                              27406
12/98                                                                      25735                              28985
                                                                           25516                              30197
                                                                           25145                              29259
                                                                           25791                              30429
                                                                           27373                              31608
                                                                           26681                              30862
                                                                           27593                              32575
                                                                           26730                              31558
                                                                           26038                              31401
                                                                           25371                              30540
                                                                           26861                              32472
                                                                           26731                              33132
12/99                                                                      27102                              35083
                                                                           26013                              33321
                                                                           24581                              32691
                                                                           27298                              35887
                                                                           26969                              34807
                                                                           27540                              34093
                                                                           26694                              34934
                                                                           26691                              34388
                                                                           28241                              36523
                                                                           28505                              34595
                                                                           29104                              34448
                                                                           28521                              31734
12/00                                                                      30071                              31890
                                                                           29641                              33021
                                                                           29350                              30012
                                                                           28417                              28111
                                                                           29878                              30293
                                                                           30416                              30496
                                                                           29647                              29755
                                                                           29866                              29462
                                                                           28894                              27619
                                                                           27010                              25390
                                                                           27024                              25875
                                                                           28528                              27859
12/01                                                                      28857                              28105
                                                                           28925                              27695
                                                                           29400                              27161
                                                                           30219                              28182
                                                                           28951                              26474
                                                                           29226                              26280
                                                                           27666                              24409
                                                                           25442                              22507
                                                                           25268                              22654
                                                                           22480                              20193
                                                                           24188                              21968
                                                                           25855                              23260
12/02                                                                      24752                              21895
                                                                           23911                              21323
                                                                           23422                              21003
                                                                           23381                              21207
                                                                           25131                              22952
                                                                           26749                              24160
                                                                           26992                              24470
                                                                           27263                              24901
                                                                           27870                              25386
                                                                           27549                              25117
                                                                           28862                              26536
                                                                           29406                              26769
12/03                                                                      31384                              28172
                                                                           31479                              28689
                                                                           32078                              29088
                                                                           31673                              28649
                                                                           31382                              28200
                                                                           31410                              28586
                                                                           32232                              29142
                                                                           31522                              28178
                                                                           31775                              28290
                                                                           32333                              28597
                                                                           32693                              29034
                                                                           34080                              30208
12/04                                                                      35283                              31236

    --- DIVIDEND AND GROWTH FUND    --- S&P 500 INDEX
        $10,000 starting value          $10,000 starting value
        $35,283 ending value            $31,236 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                         1 YEAR   5 YEAR    10 YEAR
---------------------------------------------------------
Dividend and Growth IA   12.42%    5.42%    13.44%
---------------------------------------------------------
Dividend and Growth
  IB(3)                  12.14%    5.19%    13.19%
---------------------------------------------------------
S&P 500 Index            10.87%   -2.30%    12.06%
---------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Dividend and Growth HLS Fund, Class IA returned 12.42% for the year ended December 31, 2004. The Fund outperformed the S&P 500 Index, which returned 10.87% over the same period. The Fund underperformed the Lipper Equity Income VA-UF Average, which returned 13.66% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

2004 finished strongly following the U.S. Presidential election. Oil prices peaked in October and have retreated roughly $8/barrel since then. This softening in energy costs was viewed as a positive for corporate earnings. The Federal Funds rate continued its rise to 2.25%, but this higher level for short term rates did not significantly alter long term rates. Asian demand for U.S. goods and services, a key driver of U.S. industrial growth, remained solid. The weak U.S. dollar also contributed to corporate earnings growth. Overall, the economy performed well, even with modest concerns about the consumer's ability to grow spending.

The Fund's outperformance relative to the S&P 500 index was attributable mainly to the Fund's strong security selection within Information Technology as well as an overweight position in the Energy sector. Personal computer manufacturer, Apple Computer, Inc. (computers & office equipment) helped boost returns in the Information Technology sector. It remains one of the most innovative computer companies in the world. However, we eliminated Apple Computer, Inc. as the stock reached our valuation target. The two top absolute contributors to Fund performance during the period were both Energy stocks: ExxonMobil Corp. (energy & services) and Encana Corp. (energy & services). Robust earnings from persistently high natural gas prices led to Energy being the year's best performing sector. However, the Energy sector also lagged in the last few months of the year as the price of oil fell from its peak.

Stock selection in the Materials sector detracted most from performance during the period. In particular, Alcoa, Inc. (metals, minerals & mining) lagged because of the drag of labor issues at several plants. This dispute appears to be resolved now and we continue to hold the stock. Other stocks that detracted from the Fund's performance include Marsh & McLennan Cos., Inc. (insurance) and Pfizer, Inc. (drugs). Marsh & McLennan Cos., Inc. was charged by Eliot Spitzer with rigging bids in its insurance brokerage division. With positive changes in top management, and now that the regulatory issues appear to be clarified, we now have much better visibility of earnings.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Our disciplined focuses primarily on the supply/demand balance in most sectors. We remain convinced that Energy prices will be high in coming years based upon a combination of higher-than-expected Asian demand and a more weakened supply response. We are becoming more selective in the Materials sector as these stocks reach fair value. The pharmaceuticals industry is becoming more interesting as bad news continues to bring valuations down.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

We maintain our overweight positions in Energy and Materials, as we are seeing improving fundamentals slowly play out. Going forward, we expect the Fund's cyclical holdings to continue to perform well.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   94.2%
-------------------------------------------------------------------
United Kingdom                                              3.4
-------------------------------------------------------------------
Canada                                                      2.6
-------------------------------------------------------------------
France                                                      1.9
-------------------------------------------------------------------
Switzerland                                                 1.6
-------------------------------------------------------------------
Netherlands                                                 1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                        PERCENTAGE
                                                          OF NET
INDUSTRY                                                  ASSETS
--------------------------------------------------------------------
Banks                                                        8.6%
--------------------------------------------------------------------
Chemicals                                                    4.0
--------------------------------------------------------------------
Communications                                               5.5
--------------------------------------------------------------------
Computers & Office Equipment                                 3.7
--------------------------------------------------------------------
Consumer Non-Durables                                        2.6
--------------------------------------------------------------------
Drugs                                                        7.4
--------------------------------------------------------------------
Electronics                                                  4.4
--------------------------------------------------------------------
Energy & Services                                           13.7
--------------------------------------------------------------------
Financial Services                                           3.0
--------------------------------------------------------------------
Food, Beverage & Tobacco                                     4.0
--------------------------------------------------------------------
Forest & Paper Products                                      4.8
--------------------------------------------------------------------
Insurance                                                    5.4
--------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                 4.4
--------------------------------------------------------------------
Machinery                                                    2.8
--------------------------------------------------------------------
Media & Entertainment                                        3.2
--------------------------------------------------------------------
Medical Instruments & Supplies                               0.8
--------------------------------------------------------------------
Metals, Minerals & Mining                                    2.1
--------------------------------------------------------------------
Repurchase Agreements                                        3.7
--------------------------------------------------------------------
Retail                                                       3.5
--------------------------------------------------------------------
Software & Services                                          1.3
--------------------------------------------------------------------
Transportation                                               8.1
--------------------------------------------------------------------
U.S. Government Agencies                                     1.3
--------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                 0.2
--------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                            0.6
--------------------------------------------------------------------
Utilities                                                    6.0
--------------------------------------------------------------------
Other Assets and Liabilities                                (5.1)
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                 BEGINNING      ENDING        EXPENSES PAID
                                  ACCOUNT      ACCOUNT      DURING PERIOD **
                                   VALUE        VALUE         JULY 1, 2004
                                  JULY 1,    DECEMBER 31,        THROUGH
                                   2004          2004       DECEMBER 31, 2004
-----------------------------------------------------------------------------
CLASS IA
Actual                           $1,000.00    $1,091.33           $3.52
Hypothetical @                   $1,000.00    $1,021.77           $3.40
-----------------------------------------------------------------------------
CLASS IB
Actual                           $1,000.00    $1,088.67           $4.83
Hypothetical @                   $1,000.00    $1,020.51           $4.67
-----------------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Equity Income HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 10/31/03 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                      EQUITY INCOME IA               RUSSELL 1000 VALUE INDEX
                                                                      ----------------               ------------------------
10/31/03                                                                   10000                              10000
                                                                           10070                              10136
12/03                                                                      10765                              10760
                                                                           10695                              10950
                                                                           10900                              11184
                                                                           10801                              11086
                                                                           10603                              10815
                                                                           10644                              10926
                                                                           10805                              11184
                                                                           10577                              11026
                                                                           10788                              11183
                                                                           10917                              11357
                                                                           11009                              11545
                                                                           11439                              12129
12/04                                                                      11780                              12535

    --- EQUITY INCOME FUND        --- RUSSELL 1000 VALUE INDEX
        $10,000 starting value        $10,000 starting value
        $11,780 ending value          $12,535 ending value

RUSSELL 1000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                                     SINCE
                          1 YEAR   INCEPTION
-------------------------------------------------
Equity Income IA           9.43%    15.03%
-------------------------------------------------
Equity Income IB           9.16%    14.74%
-------------------------------------------------
Russell 1000 Value Index  16.49%    21.31%
-------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President and Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Equity Income HLS Fund, Class IA returned 9.43% for the year ended December 31, 2004. The Fund underperformed both the Russell 1000 Value Index, which returned 16.49% and the Lipper Equity Income VA-UF Average, which returned 13.66% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Improving jobs data and strong corporate profits eased investors' concern about the impact of recent Federal Reserve rate hikes, which resulted in positive equity market performance during the period. Value-oriented stocks outperformed growth-oriented stocks by 10.19%, measured by the Russell 1000 Value index (16.49%) versus the Russell 1000 Growth index (6.30%).

The more defensive sectors of the Russell 1000 Value index posted positive gains, with Energy and Utilities leading the way. Another major factor affecting the markets was the clear market cap bias toward smaller cap stocks. The large cap benchmark of the S&P 100 index returned just 6.46%, compared to the S&P 400 MidCap benchmark's return of 16.48%. The fund's large cap focus clearly hurt results.

The Fund's underperformance during this period was due to unfavorable stock selection within Financials, Materials, Consumer Discretionary, Energy, Health Care, Information Technology and Telecommunications Services. Among the detractors, on an absolute basis, were General Motors Corp. (transportation), Hewlett-Packard Co. (computers & office equipment) and Pfizer, Inc. (drugs).

General Motors Corp. performance was disappointing as incentives on new cars remained quite aggressive and Health Care costs increased more than expected. Within Technology, company specific execution problems at Hewlett-Packard Co. hurt performance. Pfizer, Inc. came under pressure due to concerns regarding the safety levels of Celebrex, its Cox-II inhibitor drug, after Merck & Co., Inc. pulled its Cox-II drug Vioxx from the market. As of the end of the period, all three stocks were held in the portfolio.

Partially offsetting these results, the Fund benefited from positive stock selection within Utilities and Industrials. Among the contributors, on an absolute basis, were TXU Corp. (utilities), Caterpillar, Inc. (machinery) and Exelon Corp. (utilities). As of the end of the period, all three stocks were held in the Fund.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As we begin 2005, we look for U.S. and global economic growth to decelerate to the 3% level. The war in Iraq continues with no perceptible decline in insurgent activity, and the Asian tsunami placed a somber tone over the New Year. Commodity price increases have stalled, as Chinese economic growth has moderated. Energy prices continue to correct in the wake of building inventories and a stalemate in Middle East tension. We continue to monitor energy closely, and we expect oil and natural gas prices to fall further. The U.S. interest rate picture has been surprising. The Federal Reserve indeed launched its program to reverse short-rate accommodation. Short interest rates continue to rise, and the unexpected downdraft in longer-dated Treasury yields appears to have come to an end. Equity markets should outperform other asset classes in this environment, as valuations appear relatively attractive. The dollar should stabilize against major currencies early in 2005 following a three-year decline, perhaps resuming a downtrend later in the year. Inflation has reappeared globally, and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

we expect an increase in U.S. consumer prices of 2.5% in the New Year. U.S. earnings growth likely will decelerate in 2005, particularly in the second half of the year. Margins will be negatively impacted by commodity price inflation, higher pension expense, and options expense. We continue to anticipate corporate profit growth in the low to mid single-digit percentage range.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Financials, Materials, Health Care, Energy and Utilities.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      26.3%
-------------------------------------------------------------------
Chemicals                                                   7.9
-------------------------------------------------------------------
Communications                                              4.4
-------------------------------------------------------------------
Computers & Office Equipment                                0.4
-------------------------------------------------------------------
Drugs                                                       5.6
-------------------------------------------------------------------
Electrical Equipment                                        1.0
-------------------------------------------------------------------
Electronics                                                 2.1
-------------------------------------------------------------------
Energy & Services                                          10.4
-------------------------------------------------------------------
Financial Services                                          8.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.9
-------------------------------------------------------------------
Forest & Paper Products                                     2.3
-------------------------------------------------------------------
Insurance                                                   2.9
-------------------------------------------------------------------
Machinery                                                   4.9
-------------------------------------------------------------------
Media & Entertainment                                       1.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.9
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.6
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreements                                       2.1
-------------------------------------------------------------------
Transportation                                              2.4
-------------------------------------------------------------------
U.S. Government Agencies                                    0.5
-------------------------------------------------------------------
Utilities                                                   9.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,085.88           $4.61
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,083.22           $5.92
Hypothetical @          $1,000.00    $1,019.46           $5.74
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.88% and 1.13% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Focus HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                          FOCUS IA                        S&P 500 INDEX
                                                                          --------                        -------------
4/30/01                                                                    10000                              10000
                                                                           10111                              10067
                                                                            9963                               9822
                                                                            9783                               9726
                                                                            9572                               9117
                                                                            8758                               8381
                                                                            9111                               8542
                                                                            9948                               9197
12/01                                                                      10394                               9278
                                                                           10062                               9142
                                                                            9957                               8966
                                                                           10201                               9303
                                                                            9261                               8739
                                                                            9015                               8675
                                                                            8281                               8058
                                                                            7867                               7430
                                                                            7849                               7478
                                                                            6948                               6666
                                                                            7638                               7252
                                                                            8399                               7678
12/02                                                                       7838                               7228
                                                                            7674                               7039
                                                                            7467                               6933
                                                                            7502                               7001
                                                                            8039                               7577
                                                                            8520                               7976
                                                                            8594                               8078
                                                                            8945                               8220
                                                                            9019                               8380
                                                                            8824                               8291
                                                                            9399                               8760
                                                                            9480                               8837
12/03                                                                      10061                               9300
                                                                           10126                               9471
                                                                           10153                               9602
                                                                            9923                               9457
                                                                            9723                               9309
                                                                            9847                               9437
                                                                           10132                               9620
                                                                            9907                               9302
                                                                            9882                               9339
                                                                            9850                               9440
                                                                            9687                               9584
                                                                           10095                               9972
12/04                                                                      10379                              10311

    --- FOCUS FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $10,379 ending value           $10,311 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                  SINCE
                       1 YEAR   INCEPTION
----------------------------------------------
Focus IA                3.16%     1.02%
----------------------------------------------
Focus IB                2.90%     0.79%
----------------------------------------------
S&P 500 Index          10.87%     0.84%
----------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Focus HLS Fund, Class IA returned 3.16% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data.

During the year, the best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund's returns were held back by being underweight Energy, and by not having exposure to Utilities or Telecommunications.

We were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline. In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns as Marsh & McLennan Cos., Inc. (insurance) declined after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock.

The Fund's overweight position and stock selection in Industrials were areas of strength as trends in the industrial economy were positive. Capital goods stocks General Electric Co. (electronics) and Caterpillar, Inc. (machinery) were top contributors. In terms of individual stocks, Motorola, Inc. (communications) was the biggest contributor. Motorola, Inc. has benefited from a new CEO as well as a strong product cycle in cellular handsets where they consistently gained share throughout the year.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We believe that in 2005 the earnings environment will be slowing but still be above average. We continue to favor larger capitalization stocks as we believe the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology, and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       6.8%
-------------------------------------------------------------------
Business Services                                           3.3
-------------------------------------------------------------------
Communications                                              2.4
-------------------------------------------------------------------
Computers & Office Equipment                                2.4
-------------------------------------------------------------------
Consumer Non-Durables                                       6.7
-------------------------------------------------------------------
Drugs                                                      14.3
-------------------------------------------------------------------
Electronics                                                 5.6
-------------------------------------------------------------------
Energy & Services                                           9.7
-------------------------------------------------------------------
Financial Services                                          3.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.1
-------------------------------------------------------------------
Insurance                                                   7.5
-------------------------------------------------------------------
Machinery                                                   5.0
-------------------------------------------------------------------
Media & Entertainment                                       2.8
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Repurchase Agreements                                       3.0
-------------------------------------------------------------------
Retail                                                      5.2
-------------------------------------------------------------------
Software & Services                                         5.3
-------------------------------------------------------------------
Transportation                                              7.2
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,019.93           $4.52
Hypothetical @          $1,000.00    $1,020.66           $4.52
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,017.37           $5.78
Hypothetical @          $1,000.00    $1,019.41           $5.79
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.89% and 1.14% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Advisers HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 3/01/95 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                         LEHMAN BROTHERS GLOBAL
                                                                                                       AGGREGATE INDEX USD HEDGED
                                                  GLOBAL ADVISERS IA           MSCI WORLD INDEX                  INDEX
                                                  ------------------           ----------------        --------------------------
3/1/95                                                   10000                       10000                       10000
                                                         10296                       10484                       10107
                                                         10544                       10851                       10256
                                                         10741                       10946                       10614
                                                         10703                       10945                       10645
                                                         11087                       11495                       10690
                                                         10918                       11241                       10807
                                                         11040                       11570                       10928
                                                         11059                       11390                       11060
                                                         11275                       11788                       11255
12/95                                                    11584                       12135                       11399
                                                         11830                       12357                       11503
                                                         11814                       12434                       11332
                                                         11943                       12643                       11320
                                                         12276                       12943                       11344
                                                         12222                       12956                       11358
                                                         12250                       13024                       11488
                                                         12013                       12566                       11543
                                                         12135                       12713                       11586
                                                         12340                       13213                       11810
                                                         12432                       13308                       12041
                                                         12869                       14056                       12262
12/96                                                    12950                       13833                       12205
                                                         12927                       14002                       12285
                                                         13008                       14166                       12334
                                                         12958                       13888                       12227
                                                         12976                       14345                       12389
                                                         13511                       15233                       12491
                                                         13984                       15995                       12664
                                                         14328                       16734                       12939
                                                         13729                       15617                       12878
                                                         14267                       16468                       13084
                                                         13661                       15604                       13225
                                                         13599                       15882                       13303
12/97                                                    13665                       16078                       13446
                                                         13890                       16529                       13626
                                                         14481                       17650                       13668
                                                         14938                       18397                       13745
                                                         15219                       18580                       13810
                                                         15362                       18350                       13962
                                                         15397                       18788                       14057
                                                         15568                       18761                       14138
                                                         14186                       16262                       14380
                                                         14004                       16552                       14707
                                                         14640                       18051                       14666
                                                         15229                       19127                       14787
12/98                                                    15489                       20065                       14760
                                                         15831                       20507                       14942
                                                         15548                       19964                       14755
                                                         16115                       20798                       14872
                                                         16589                       21621                       14985
                                                         16132                       20834                       14899
                                                         16514                       21809                       14762
                                                         16767                       21746                       14701
                                                         16783                       21711                       14712
                                                         16856                       21503                       14800
                                                         17206                       22624                       14839
                                                         17799                       23263                       14892
12/99                                                    19077                       25149                       14876
                                                         18465                       23712                       14849
                                                         19270                       23779                       14990
                                                         19288                       25425                       15190
                                                         18665                       24353                       15203
                                                         18254                       23740                       15243
                                                         18781                       24542                       15433
                                                         18484                       23854                       15553
                                                         18710                       24633                       15668
                                                         18189                       23326                       15795
                                                         17726                       22938                       15913
                                                         17373                       21549                       16181
12/00                                                    17812                       21900                       16414
                                                         17964                       22326                       16639
                                                         17168                       20441                       16786
                                                         16587                       19103                       16896
                                                         17249                       20519                       16815
                                                         17145                       20265                       16915
                                                         16953                       19633                       17000
                                                         16806                       19374                       17251
                                                         16255                       18448                       17412
                                                         15492                       16825                       17552
                                                         15816                       17149                       17871
                                                         16662                       18166                       17722
12/01                                                    16699                       18282                       17603
                                                         16402                       17730                       17686
                                                         16403                       17580                       17780
                                                         16677                       18396                       17591
                                                         16433                       17744                       17828
                                                         16706                       17785                       17912
                                                         16089                       16709                       18098
                                                         15387                       15302                       18288
                                                         15359                       15334                       18550
                                                         14371                       13650                       18799
                                                         15265                       14661                       18751
                                                         16044                       15454                       18774
12/02                                                    15204                       14707                       19091
                                                         15133                       14263                       19179
                                                         15036                       14019                       19370
                                                         14933                       13981                       19353
                                                         15902                       15229                       19458
                                                         16578                       16107                       19794
                                                         16798                       16392                       19731
                                                         16973                       16728                       19324
                                                         17243                       17093                       19315
                                                         16998                       17201                       19666
                                                         17729                       18225                       19481
                                                         18000                       18507                       19509
12/03                                                    18589                       19672                       19696
                                                         19095                       19992                       19810
                                                         19525                       20334                       20010
                                                         19819                       20207                       20110
                                                         19304                       19805                       19803
                                                         19455                       19984                       19749
                                                         19876                       20418                       19785
                                                         18971                       19757                       19921
                                                         18971                       19852                       20240
                                                         19518                       20233                       20327
                                                         19979                       20733                       20477
                                                         20671                       21832                       20520
12/04                                                    20958                       22672                       20666

    --- GLOBAL ADVISERS FUND       --- MSCI WORLD INDEX           -- LEHMAN BROTHERS GLOBAL AGGREGATE
        $10,000 starting value         $10,000 starting value         INDEX
        $20,958 ending value           $22,672 ending value           USD HEDGED INDEX
                                                                      $10,000 starting value
                                                                      $20,666 ending value

MSCI WORLD INDEX is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

LEHMAN BROTHERS GLOBAL AGGREGATE INDEX USD HEDGED provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                   SINCE
                               1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Advisers IA             12.75%    1.90%     7.81%
---------------------------------------------------------------
Global Advisers IB(3)          12.47%    1.68%     7.56%
---------------------------------------------------------------
MSCI World Index               15.25%   -2.05%     8.67%
---------------------------------------------------------------
Lehman Global Aggregate Index
  USD Hedged Index              4.93%    6.80%     7.65%**
---------------------------------------------------------------

 ** Return is from 2/28/95.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

ANDREW S. OFFIT
Senior Vice President and Partner

ROBERT L. EVANS
Senior Vice President and Partner
SCOTT M. ELLIOTT
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Advisors HLS Fund, Class IA returned 12.75% for the year ended December 31, 2004. The Fund outperformed the Composite Index (Morgan Stanley Capital International (MSCI) World Index 55%, Lehman Brothers Global Aggregate Index USD Hedged 35% and 90 day Treasury Bills 10%), which returned 10.18% over the same period. The Fund underperformed the Lipper Global Flexible VA-UF Average, which returned 13.28% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

2004 was marked by strong overall equity and fixed income performance, reflecting rapid economic expansion in the first half of the year, and positive market reactions to lower oil prices and a resolution to the U.S. presidential election in the fourth quarter. Overcoming mid-year concerns about inflation and slowing economic growth, global equities rose 12.1% in USD terms in the fourth quarter contributing to a 15.2% return for the year. Global fixed income markets also fared well, delivering returns of 4.8% in USD terms for the full year.

The Fund produced strong returns relative to its benchmark by adding value in three areas: asset allocation among stocks, bonds, and cash, strong stock selection in equities, and fixed income management. Our asset allocation was prudent in the environment where stocks outperformed bonds; we maintained an overweight position to equities relative to the 55% level of our composite benchmark.

In equities, the positive results were driven by the Technology and Health Care sectors. In Technology, strong security selection resulted in a positive contribution from positions in Apple Computer, Inc. (computers & office equipment) and Research In Motion Ltd. (communications). Apple Computer, Inc. appreciated as strong iPod sales contributed to continued top line and bottom line growth. Research In Motion Ltd. designs, manufactures and markets devices that facilitate wireless communications. The company's shares rose sharply during the period in recognition of continued strong growth in subscribers, better than expected earnings, and elevated guidance.

The Fund's largest contributor to returns during the period, Elan Corp., PLC, ADR (drugs), boosted results in the Health Care

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

sector. Elan Corp., PLC, ADR, an Irish drug company, announced that their drug for multiple sclerosis, Antegren, was going to be filed at the U.S. FDA by mid-year, at least one year ahead of expectations.

Positive selection in Technology and Health Care was offset somewhat by weak performance in Energy and Telecommunications stocks. Energy selection was hurt by its position in oil services and equipment provider Smith International (energy & services) and by being underweight in ExxonMobil Corp. (energy & services). Telecommunications weakness was focused on Nextel Communications, Inc., Class A (communications).
Fixed income performance was broadly positive in 2004, with all strategies contributing favorably to results. At the country level, the Funds' underweight positions in Japan and the U.S. versus overweights in Germany and the U.K. were key contributors. Yield curve positioning was additive, benefiting from positions that emphasized yield curve flattening in the U.S. and the U.K. Credit contributed positively to portfolio performance for the year, largely due to an overweight in the BBB sector and strong security selection. Currency and duration strategies were also modest positives in 2004.
WHAT IS YOUR OUTLOOK AND STRATEGY?

The world economy is transitioning into a period of slower, but sustained growth of around 3%. Global inflation should remain stable in the 2-3% range. At the same time, 2005 earnings growth in all major geographies is likely to slow significantly versus 2004. The U.S. dollar could strengthen in the short run, and interest rates should continue to rise slightly.

In equities, we remain overweight in the sectors best positioned for growth and outperformance: Consumer Discretionary, Technology, and Industrials. Underweight positions include Financials, Energy, and Consumer Staples. Within sectors, we are beginning to see many anticipated trends play out in stock price performance. Our focus will remain on intensive bottom up research.

Our fixed income positioning reflects our expectation for a deceleration of overall global economic activity in 2005. In the U.S., our bias is to underweight the U.S. bond market against the German and Canadian bond markets, and we will look for the appropriate levels to re-enter these positions. In Europe, the combination of weak economic growth, low inflation, and a strong currency should create a positive environment for government bonds; accordingly we are overweight European government bonds. We are currently slightly underweight Japan, and would consider further increasing this position if yields fall much below 1.3%. In Australia, we maintain an overweight position and a yield curve steepener given our expectations of an easing of monetary policy. More broadly, we continue to work diligently to exploit the coming market opportunities while maintaining a broad diversification of investment strategies in the Fund.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   71.2%
-------------------------------------------------------------------
United Kingdom                                             10.2
-------------------------------------------------------------------
Germany                                                     6.5
-------------------------------------------------------------------
Japan                                                       6.2
-------------------------------------------------------------------
France                                                      4.6
-------------------------------------------------------------------
Australia                                                   3.5
-------------------------------------------------------------------
Canada                                                      3.0
-------------------------------------------------------------------
Ireland                                                     2.8
-------------------------------------------------------------------
Netherlands                                                 1.9
-------------------------------------------------------------------
Hong Kong                                                   1.4
-------------------------------------------------------------------
Denmark                                                     1.4
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Mexico                                                      1.3
-------------------------------------------------------------------
Italy                                                       1.2
-------------------------------------------------------------------
New Zealand                                                 1.1
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Finland                                                     0.7
-------------------------------------------------------------------
Singapore                                                   0.6
-------------------------------------------------------------------
Luxembourg                                                  0.6
-------------------------------------------------------------------
Russia                                                      0.4
-------------------------------------------------------------------
South Korea                                                 0.3
-------------------------------------------------------------------
Indonesia                                                   0.3
-------------------------------------------------------------------
Venezuela                                                   0.1
-------------------------------------------------------------------
South Africa                                                0.1
-------------------------------------------------------------------
Israel                                                      0.1
-------------------------------------------------------------------
Cayman Islands                                              0.1
-------------------------------------------------------------------
Bulgaria                                                    0.1
-------------------------------------------------------------------
Brazil                                                      0.1
-------------------------------------------------------------------
Chile                                                       0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (22.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.2%
-------------------------------------------------------------------
Apparel & Textile                                           1.6
-------------------------------------------------------------------
Banks                                                       5.2
-------------------------------------------------------------------
Business Services                                           1.8
-------------------------------------------------------------------
Chemicals                                                   0.0
-------------------------------------------------------------------
Commercial Paper                                            0.2
-------------------------------------------------------------------
Communications                                              8.6
-------------------------------------------------------------------
Computers & Office Equipment                                2.6
-------------------------------------------------------------------
Construction                                                0.5
-------------------------------------------------------------------
Consumer Durables                                           0.3
-------------------------------------------------------------------
Consumer Non-Durables                                       1.6
-------------------------------------------------------------------
Drugs                                                       7.8
-------------------------------------------------------------------
Education                                                   0.7
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 1.9
-------------------------------------------------------------------
Energy & Services                                           1.0
-------------------------------------------------------------------
Federal Home Loan Bank                                      0.3
-------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      0.3%
-------------------------------------------------------------------
Federal National Mortgage Association                       2.1
-------------------------------------------------------------------
Financial Services                                          9.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.5
-------------------------------------------------------------------
Foreign Governments                                        18.3
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.5
-------------------------------------------------------------------
Insurance                                                   2.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               11.4
-------------------------------------------------------------------
Machinery                                                   1.4
-------------------------------------------------------------------
Media & Entertainment                                       3.0
-------------------------------------------------------------------
Repurchase Agreements                                      18.6
-------------------------------------------------------------------
Retail                                                      6.4
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
U.S. Treasury Bonds                                         0.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         0.4
-------------------------------------------------------------------
Utilities                                                   0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (22.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         5.6%
-------------------------------------------------------------------
Common Stocks                                              56.8
-------------------------------------------------------------------
Corporate Notes                                             4.2
-------------------------------------------------------------------
Foreign Bonds & Notes                                      21.3
-------------------------------------------------------------------
Municipal Bonds                                             0.1
-------------------------------------------------------------------
Options Call Purchased                                      0.0
-------------------------------------------------------------------
Options Put Purchased                                       0.0
-------------------------------------------------------------------
Short-Term Securities                                      30.2
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                          3.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (22.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,050.28           $4.33
Hypothetical @          $1,000.00    $1,020.91           $4.27
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,047.72           $5.61
Hypothetical @          $1,000.00    $1,019.66           $5.53
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.84% and 1.09% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Communication HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/27/00 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                               MSCI AC WORLD FREE
                                                                           TELECOMMUNICATION SERVICES
                                                    GLOBAL COMM IA                   INDEX                    S&P 500 INDEX
                                                    --------------         --------------------------         -------------
12/27/00                                                 10000                       10000                        10000
                                                          9981                       10000                        10000
                                                         11996                       10982                        10355
                                                          9543                        9280                         9411
                                                          8023                        8758                         8815
                                                          8774                        9425                         9499
                                                          8075                        8700                         9563
                                                          7709                        8128                         9330
                                                          7569                        8222                         9239
                                                          6520                        7344                         8661
                                                          6210                        7434                         7962
                                                          5899                        7163                         8114
                                                          6216                        7503                         8736
12/01                                                     6414                        7547                         8813
                                                          5610                        6871                         8684
                                                          5008                        6559                         8517
                                                          5200                        6645                         8837
                                                          4630                        5921                         8302
                                                          4643                        5960                         8241
                                                          4023                        5341                         7654
                                                          3800                        5061                         7058
                                                          4001                        5056                         7104
                                                          3499                        4276                         6332
                                                          4261                        5248                         6889
                                                          4736                        5810                         7294
12/02                                                     4530                        5466                         6866
                                                          4490                        5346                         6687
                                                          4459                        5069                         6586
                                                          4393                        5006                         6650
                                                          4823                        5608                         7197
                                                          5256                        6015                         7576
                                                          5542                        6065                         7673
                                                          5564                        5923                         7808
                                                          5622                        5905                         7960
                                                          5851                        5942                         7876
                                                          6358                        6227                         8321
                                                          6584                        6440                         8394
12/03                                                     7265                        6966                         8834
                                                          7461                        7200                         8996
                                                          7433                        7252                         9121
                                                          7425                        7101                         8984
                                                          7132                        6981                         8843
                                                          7062                        6802                         8964
                                                          7302                        6929                         9138
                                                          7070                        6891                         8836
                                                          6707                        6958                         8871
                                                          6895                        7139                         8967
                                                          7448                        7477                         9104
                                                          8648                        8032                         9472
12/04                                                     8952                        8345                         9795

    --- GLOBAL COMMUNICATION FUND  --- MSCI AC WORLD FREE             -- S&P 500 INDEX
        $10,000 starting value         TELECOMMUNICATIONS SERVICES        $10,000 starting value
        $8,952  ending value           INDEX                              $9,795  ending value
                                       $10,000 starting value
                                       $8,345  ending value

MSCI AC WORLD FREE TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                 SINCE
                                      1 YEAR   INCEPTION
-------------------------------------------------------------
Global Comm IA                        23.21%    -2.72%
-------------------------------------------------------------
Global Comm IB                        22.90%    -2.94%
-------------------------------------------------------------
MSCI AC World Free Telecommunication
  Services Index                      19.79%    -4.42%
-------------------------------------------------------------
S&P 500 Index                         10.87%    -0.52%**
-------------------------------------------------------------

 ** Return is from 12/31/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

ARCHANA BASI, CFA
Vice President, Portfolio Coordinator and Global Industry Analyst
DAVID NINCIC, CFA
Vice President and Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Communications HLS Fund, Class IA returned 23.21% for the year ended December 31, 2004. The Fund outperformed the Morgan Stanley Capital International (MSCI) All Country World Free Telecommunications Service Index, which returned 19.79% and the S&P 500 Index, which returned 10.87% over the same period. (There is no comparative variable annuity Lipper group available.)

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance over the twelve-month period relative to the MSCI AC World Free Telecommunication Services Index was a result of security selection, primarily among Diversified Telecommunications Services, a sub-sector accounting for over two-thirds of the Fund. The Fund is underweight the Wireless sub-sector, which makes up approximately one-third of the benchmark.

Within the Diversified Telecommunication Services sub-sector, top contributors were Telkom South Africa Ltd., ADR (communications), Telenor ASA
(communications) and Telecom Italia S.p.A. (communications). In this sub-sector, we have tended to favor emerging markets and European companies over U.S. companies, given the difficult competition the U.S. companies face from cable and wireless companies.

The largest detractors from overall Fund returns were U.S. wireless service provider Dobson Communications, Inc. (communications) and Chinese wireless content provider KongZhong Corp. (communications). KongZhong Corp. fell on concerns over a class action lawsuit alleging material information was withheld in the prospectus related to its IPO in July. We increased our position in the stock and it has since recovered a portion of its losses.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain optimistic on the performance of emerging market and European telecommunications companies relative to U.S. companies. Emerging markets penetration of telecommunication services is low, allowing for healthy growth for years to come. European companies are generating lots of free cash flow and managements have proven to be shareholder-oriented, willing to return cash in the form of dividends and share buybacks. The U.S. companies are benefiting from recent regulatory wins, but we expect that competition in the arena of VOIP (voice over internet protocol) will negatively impact results in the second half of 2005. The RBOCs (Regional Bell Operating Companies) are in the process of deploying video technology to compete against cable companies, and are increasing their capital spending in 2005. Unfortunately, we do not expect the benefits from the video expenditures to be realized for another couple of years. Lastly, the competition for residential phone service will increase considerably over the next year.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

While many wireline carriers face access line declines and voice substitution to wireless, these same carriers often have wireless operations that are performing well, resulting in solid revenue growth. Wireless data is becoming increasingly popular with both consumers and businesses, and this is reflected in better than expected wireless revenue growth. U.S. wireless carriers are blessed by favorable network supply and demand characteristics. Conversely, we continue to believe that the European wireless industry suffers from excess capacity that will result in erosion of average revenue per user.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   35.4%
-------------------------------------------------------------------
Brazil                                                     11.1
-------------------------------------------------------------------
China                                                      10.2
-------------------------------------------------------------------
South Africa                                                9.1
-------------------------------------------------------------------
France                                                      8.7
-------------------------------------------------------------------
Netherlands                                                 6.9
-------------------------------------------------------------------
Norway                                                      4.8
-------------------------------------------------------------------
Italy                                                       4.6
-------------------------------------------------------------------
Indonesia                                                   4.3
-------------------------------------------------------------------
Philippines                                                 3.9
-------------------------------------------------------------------
South Korea                                                 3.0
-------------------------------------------------------------------
Ireland                                                     2.3
-------------------------------------------------------------------
Austria                                                     1.7
-------------------------------------------------------------------
Germany                                                     1.4
-------------------------------------------------------------------
Morocco                                                     0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,220.77           $5.69
Hypothetical @          $1,000.00    $1,020.01           $5.18
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,217.92           $7.08
Hypothetical @          $1,000.00    $1,018.75           $6.44
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 1.02% and 1.27% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Financial Services HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/27/00 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                          MSCI FINANCE EX REAL ESTATE
                                           GLOBAL FINANCIAL SERVICES IA              INDEX                    S&P 500 INDEX
                                           ----------------------------   ---------------------------         -------------
12/27/00                                              10000                          10000                        10000
                                                       9992                          10000                        10000
                                                       9866                          10003                        10355
                                                       9623                           9351                         9411
                                                       9267                           8799                         8815
                                                       9721                           9173                         9499
                                                       9963                           9121                         9563
                                                      10015                           9041                         9330
                                                       9913                           8850                         9239
                                                       9750                           8753                         8661
                                                       8861                           7825                         7962
                                                       8896                           7837                         8114
                                                       9149                           8238                         8736
12/01                                                  9420                           8332                         8813
                                                       9002                           8042                         8684
                                                       8985                           7901                         8517
                                                       9443                           8469                         8837
                                                       9462                           8495                         8302
                                                       9345                           8604                         8241
                                                       9035                           8132                         7654
                                                       8149                           7366                         7058
                                                       8141                           7461                         7104
                                                       7204                           6438                         6332
                                                       7656                           7061                         6889
                                                       8062                           7407                         7294
12/02                                                  7643                           6976                         6866
                                                       7297                           6747                         6687
                                                       7127                           6604                         6586
                                                       7102                           6480                         6650
                                                       7814                           7387                         7197
                                                       8211                           7809                         7576
                                                       8287                           7915                         7673
                                                       8555                           8265                         7808
                                                       8528                           8203                         7960
                                                       8687                           8399                         7876
                                                       9328                           9075                         8321
                                                       9378                           9133                         8394
12/03                                                  9957                           9689                         8834
                                                      10154                           9935                         8996
                                                      10408                          10163                         9121
                                                      10385                          10120                         8984
                                                       9939                           9742                         8843
                                                       9978                           9828                         8964
                                                      10080                           9933                         9138
                                                       9637                           9629                         8836
                                                       9886                           9847                         8871
                                                       9964                           9938                         8967
                                                      10182                          10215                         9104
                                                      10650                          10768                         9472
12/04                                                 11187                          11316                         9795

    --- GLOBAL FINANCIAL SERVICES  --- MSCI FINANCIAL EX         -- S&P 500 INDEX
        FUND                           REAL ESTATE INDEX             $10,000 starting value
        $10,000 starting value         $10,000 starting value        $9,795  ending value
        $11,187 ending value           $11,316 ending value

MSCI FINANCIAL EX REAL ESTATE INDEX includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                              SINCE
                                   1 YEAR   INCEPTION
----------------------------------------------------------
Global Financial Services IA       12.35%     2.83%
----------------------------------------------------------
Global Financial Services IB       12.07%     2.60%
----------------------------------------------------------
MSCI Finance ex Real Estate Index  16.79%     3.14%
----------------------------------------------------------
S&P 500 Index                      10.87%    -0.52%
----------------------------------------------------------

 ** Return is from 12/31/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

MARK T. LYNCH, CFA
Senior Vice President, Partner, Portfolio Coordinator and Global Industry
Analyst

THEODORE SHASTA, CFA
Senior Vice President, Partner and Global Industry Analyst
JENNIFER L. NETTESHEIM, CFA
Vice President and Global Industry Analyst

ANDREW R. HEISKELL
Vice President and Global Industry Analyst

ERIC HALET
Vice President and Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Financial Services HLS Fund, Class IA returned 12.35% for the year ended December 31, 2004. The Fund outperformed the S&P 500 Index, which returned 10.87% over the same period. The Fund underperformed the Morgan Stanley Capital International (MSCI) Finance ex-Real Estate Index, which returned 16.79% over the same period. (There is no comparative variable annuity Lipper group available.)

WHY DID THE FUND PERFORM THIS WAY?

The Finance sector has outperformed the broader market this year, with the strongest performance coming from banks outside the U.S. Relative to the MSCI Finance ex-Real Estate Index, the Fund's security selection within the Insurance industry was a primary driver of underperformance. An overweight to Thrifts & Mortgage Finance and an underweight to strong-performing Commercial Banks also detracted from relative performance, offset by our positive stock selection in both industries.

On an absolute basis, the Fund's positive returns were driven primarily by holdings of Commercial Banks. The top contributors to the Fund's absolute returns during the twelve-month period were Banco Bilbao Vizcayz Argentaria S.A. (banks), Hibernia Corp., Class A (banks) and UBS AG (banks). The largest detractors from Fund returns were Insurance holdings Marsh & McLennan Cos., Inc. (insurance), Clark, Inc. (insurance) and Converium Holding AG (financial services). Marsh & McLennan Cos., Inc. declined significantly after the New York Attorney General announced an investigation into business practices at the firm. We held shares of the Swiss reinsurer Converium Holding AG based on our belief that the company could grow earnings substantially as it benefited from an environment of rising premiums. Unfortunately, the company warned in July that it would have to substantially increase reserves for its U.S. operations. The reserve restatement was related to directors' and officers' liability insurance claims stemming back to the late 1990s and the market was surprised by the news as the company's reserve levels had previously been reviewed by an independent third party. Following the announcement, Converium Holding AG undertook a plan to reduce its risk and raise capital. However, its subsequent downgrade by Standard & Poor's put the viability of its U.S. operations into question, and we decided to sell our holdings.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

In terms of risk/reward practices, we have a high degree of confidence in the brokers, who have diversified their businesses and implemented more dynamic shock and risk management processes. Today, the brokers have access to more liquid and deeper markets with greater hedging available.

In the current environment, small cap American bank stocks have appreciated in advance of any meaningful acceleration in underlying earnings or highly-anticipated acquisition activity. In addition, small banks that are growing rapidly are focused on lending to privately-held homebuilders and small real estate investors. Should interest rates rise rapidly and impact these major customers, the fast growing small banks with high valuations would be very vulnerable.

We have enthusiasm for the custodial banks we own. Near-term, the companies will benefit from the rise in the market and the increased volatility in foreign exchange. Then, a higher absolute level of interest rates will benefit both the companies' net interest margins and securities lending revenue which will translate into meaningful earnings growth.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   68.1%
-------------------------------------------------------------------
United Kingdom                                              9.0
-------------------------------------------------------------------
Spain                                                       5.2
-------------------------------------------------------------------
Japan                                                       5.2
-------------------------------------------------------------------
Switzerland                                                 5.1
-------------------------------------------------------------------
Australia                                                   5.1
-------------------------------------------------------------------
Sweden                                                      3.3
-------------------------------------------------------------------
Italy                                                       1.9
-------------------------------------------------------------------
Germany                                                     1.8
-------------------------------------------------------------------
Canada                                                      1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (6.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      61.4%
-------------------------------------------------------------------
Financial Services                                          9.2
-------------------------------------------------------------------
Insurance                                                  23.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                6.1
-------------------------------------------------------------------
Repurchase Agreements                                       3.5
-------------------------------------------------------------------
U.S. Government Agencies                                    2.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (6.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                            BEGINNING      ENDING        EXPENSES PAID
                             ACCOUNT      ACCOUNT      DURING PERIOD **
                              VALUE        VALUE         JULY 1, 2004
                             JULY 1,    DECEMBER 31,        THROUGH
                              2004          2004       DECEMBER 31, 2004
------------------------------------------------------------------------
CLASS IA
Actual                      $1,000.00    $1,104.87           $5.19
Hypothetical @              $1,000.00    $1,020.21           $4.98
------------------------------------------------------------------------
CLASS IB
Actual                      $1,000.00    $1,102.22           $6.50
Hypothetical @              $1,000.00    $1,018.95           $6.24
------------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.98% and 1.23% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Health HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/01/00 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                            GOLDMAN SACHS HEALTH CARE
                                                    GLOBAL HEALTH IA                  INDEX                   S&P 500 INDEX
                                                    ----------------        -------------------------         -------------
5/1/00                                                    10000                       10000                       10000
                                                          10246                       10391                        9689
                                                          11908                       11522                        9928
                                                          12165                       11132                        9773
                                                          12828                       11534                       10380
                                                          13691                       12043                        9832
                                                          13911                       12333                        9790
                                                          14268                       12507                        9019
12/00                                                     14818                       12959                        9063
                                                          13996                       11763                        9385
                                                          13953                       11708                        8529
                                                          13103                       10664                        7989
                                                          13814                       11130                        8609
                                                          14476                       11375                        8667
                                                          14548                       11088                        8456
                                                          14475                       11392                        8373
                                                          14259                       11100                        7849
                                                          13803                       11014                        7216
                                                          14128                       11029                        7354
                                                          14915                       11619                        7918
12/01                                                     15120                       11399                        7987
                                                          14697                       11094                        7871
                                                          14770                       11038                        7719
                                                          15160                       11176                        8009
                                                          14647                       10478                        7524
                                                          14202                       10274                        7469
                                                          12923                        9297                        6937
                                                          12557                        9093                        6397
                                                          12342                        9158                        6438
                                                          11594                        8669                        5739
                                                          12341                        9072                        6243
                                                          13180                        9325                        6611
12/02                                                     12554                        9002                        6223
                                                          12372                        9007                        6060
                                                          11987                        8852                        5969
                                                          12142                        9121                        6027
                                                          13194                        9541                        6523
                                                          14436                        9986                        6866
                                                          14762                       10414                        6954
                                                          14819                       10455                        7077
                                                          14700                       10226                        7215
                                                          15044                       10241                        7138
                                                          15379                       10342                        7541
                                                          15815                       10529                        7608
12/03                                                     16610                       11091                        8006
                                                          17273                       11417                        8153
                                                          17382                       11573                        8267
                                                          17170                       11239                        8142
                                                          17330                       11639                        8014
                                                          17257                       11624                        8124
                                                          17484                       11622                        8282
                                                          16554                       10895                        8008
                                                          16749                       11029                        8040
                                                          16922                       11000                        8127
                                                          16955                       10743                        8251
                                                          17541                       11018                        8585
12/04                                                     18736                       11300                        8877

    --- GLOBAL HEALTH FUND         --- GOLDMAN SACHS HEALTH CARE INDEX    -- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value                 $10,000 starting value
        $18,736 ending value           $11,300 ending value                   $8,877  ending value

GOLDMAN SACHS HEALTH CARE INDEX is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                 SINCE
                                      1 YEAR   INCEPTION
-------------------------------------------------------------
Global Health IA                      12.80%    14.39%
-------------------------------------------------------------
Global Health IB                      12.52%    14.14%
-------------------------------------------------------------
Goldman Sachs Health Care Index        1.89%     2.65%
-------------------------------------------------------------
S&P 500 Index                         10.87%    -2.52%
-------------------------------------------------------------

 ** Return is from 4/30/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner, Portfolio Coordinator and Global Industry
Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner and Global Industry Analyst
ANN C. GALLO
Senior Vice President, Partner and Global Industry Analyst

KIRK J. MAYER, CFA
Vice President and Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Health HLS Fund, Class IA returned 12.80% for the year ended December 31, 2004. The Fund outperformed both the Goldman Sachs Health Care Index, which returned 1.89% and the S&P 500 Index, which returned 10.87% over the same period. (There is no comparative variable annuity Lipper group available.)

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed the Goldman Sachs Health Index due to strong stock selection in Pharmaceuticals, a sub-sector that accounted for roughly half of the Fund's assets. Of stocks held, Irish drug company Elan Corp., PLC, ADR (drugs) was the top contributor relative to the Index, and the largest contributor of absolute Fund returns. Elan Corp., PLC, ADR shares were up dramatically due to promising data for its multiple sclerosis drug Antegren. Our avoidance of Merck & Co., Inc. (drugs) comprising a large weighting in the benchmark, also helped our relative outperformance. Merck & Co., Inc. shares plummeted after the company pulled its rheumatoid arthritis drug, Vioxx, after a study found increased risk of heart problems from prolonged use.

Strong relative results in the areas mentioned above were offset somewhat by sub-sector allocation decisions, such as our underweight to Health Care Providers & Services and our overweight to Pharmaceuticals. Individual holdings that detracted from absolute results included AstraZeneca PLC, ADR (drugs) and Cardinal Health, Inc. (consumer non-durables). AstraZeneca PLC, ADR, an international pharmaceutical company, was weak driven mainly by a negative FDA panel review of its pipeline product, Exanta. We sold our position in drug distributor Cardinal Health, Inc. prior to the end of the period.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Across all sub-sectors in the Fund, we will continue to seek to accurately assess a company's position within its own lifecycle and to formulate profitable non-consensus investment ideas.

The pharmaceutical industry remains one with tremendous cash flow generating capability driven by new product discovery. We continue to seek companies that are better positioned because of innovative products and can thus generate greater pricing power inside and outside the U.S. We believe the market will feel better about the sustainability of the industry's revenue as patent challenges work their way through the courts. We also believe that early pipelines will appear a lot stronger over the next year.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Among genomics companies, volatility remains high and we are still years away from genomics-based drugs on the market. Consolidation is underway and will continue. There are several companies with lots of cash but limited product pipelines.

Within the medical devices sub-sector, several years of strong relative performance for medical technology stocks have left fewer stocks with attractive valuations, though fundamentals remain strong. Over the medium- to long-term, the most attractive area in the medical devices is cardiac, with cardiac rhythm management in particular growing at extraordinary rates.

The next couple of years will be difficult for healthcare service companies generally, as utilization growth remains moderate and price increases decelerate. Low utilization growth will be driven by benefit design changes that push more of the cost onto the consumer and by the escalating number of uninsured in the U.S.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   86.0%
-------------------------------------------------------------------
Japan                                                      10.9
-------------------------------------------------------------------
United Kingdom                                              5.3
-------------------------------------------------------------------
Ireland                                                     4.0
-------------------------------------------------------------------
Switzerland                                                 3.2
-------------------------------------------------------------------
France                                                      3.0
-------------------------------------------------------------------
Germany                                                     2.0
-------------------------------------------------------------------
Belgium                                                     1.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (15.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Business Services                                           2.4%
-------------------------------------------------------------------
Chemicals                                                   1.1
-------------------------------------------------------------------
Consumer Non-Durables                                       5.8
-------------------------------------------------------------------
Drugs                                                      58.8
-------------------------------------------------------------------
Electrical Equipment                                        0.4
-------------------------------------------------------------------
Health Services                                             2.0
-------------------------------------------------------------------
Insurance                                                   5.1
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               15.3
-------------------------------------------------------------------
Medical Instruments & Supplies                             15.9
-------------------------------------------------------------------
Repurchase Agreements                                       1.8
-------------------------------------------------------------------
Research & Testing Facilities                               5.8
-------------------------------------------------------------------
Retail                                                      1.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (15.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,067.33           $4.52
Hypothetical @          $1,000.00    $1,020.76           $4.42
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,064.67           $5.81
Hypothetical @          $1,000.00    $1,019.51           $5.69
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.87% and 1.12% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 9/30/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                     GLOBAL LEADERS IA                   MSCI WORLD INDEX
                                                                     -----------------                   ----------------
9/30/98                                                                    10000                              10000
                                                                           11346                              10906
                                                                           12212                              11556
12/98                                                                      13188                              12122
                                                                           13799                              12389
                                                                           13410                              12062
                                                                           14140                              12566
                                                                           14488                              13063
                                                                           13962                              12587
                                                                           14974                              13176
                                                                           15199                              13138
                                                                           15118                              13117
                                                                           14930                              12991
                                                                           15905                              13668
                                                                           17087                              14055
12/99                                                                      19830                              15194
                                                                           19086                              14326
                                                                           21213                              14366
                                                                           21161                              15361
                                                                           20137                              14713
                                                                           19563                              14342
                                                                           20430                              14827
                                                                           19746                              14412
                                                                           20868                              14882
                                                                           19982                              14093
                                                                           18833                              13858
                                                                           17723                              13019
12/00                                                                      18429                              13231
                                                                           18436                              13488
                                                                           16744                              12350
                                                                           15624                              11541
                                                                           16849                              12397
                                                                           16516                              12243
                                                                           16215                              11861
                                                                           15819                              11705
                                                                           14951                              11145
                                                                           13654                              10165
                                                                           14039                              10361
                                                                           15284                              10975
12/01                                                                      15373                              11046
                                                                           14870                              10712
                                                                           14782                              10621
                                                                           15250                              11114
                                                                           14742                              10720
                                                                           15056                              10745
                                                                           14111                              10095
                                                                           12961                               9245
                                                                           12831                               9264
                                                                           11285                               8247
                                                                           12455                               8857
                                                                           13558                               9337
12/02                                                                      12375                               8886
                                                                           12089                               8617
                                                                           11818                               8470
                                                                           11656                               8447
                                                                           12962                               9201
                                                                           13754                               9731
                                                                           14076                               9904
                                                                           14418                              10106
                                                                           14833                              10327
                                                                           14454                              10392
                                                                           15595                              11011
                                                                           15972                              11181
12/03                                                                      16777                              11885
                                                                           17427                              12078
                                                                           18038                              12285
                                                                           18358                              12208
                                                                           17685                              11965
                                                                           17934                              12073
                                                                           18545                              12336
                                                                           17124                              11936
                                                                           17052                              11993
                                                                           17918                              12224
                                                                           18579                              12526
                                                                           19598                              13190
12/04                                                                      19995                              13697

    --- GLOBAL LEADERS FUND        --- MSCI WORLD INDEX
        $10,000 starting value         $10,000 starting value
        $19,995 ending value           $13,697 ending value

MSCI WORLD INDEX is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                   SINCE
                               1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA              19.19%    0.17%    11.71%
---------------------------------------------------------------
Global Leaders IB              18.89%   -0.05%    11.48%
---------------------------------------------------------------
MSCI World Index               15.25%   -2.05%     5.16%
---------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class IA returned 19.19% for the year ended December 31, 2004. The Fund outperformed both the Lipper Global Growth VA-UF Average, which returned 15.69% and the Morgan Stanley Capital International
(MSCI) World Index, which returned 15.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the year, global equity markets, as measured by the MSCI World Index, outperformed U.S. equity markets, as measured by the S&P 500 Index. The advance of global markets was disparate, with value-oriented sectors of the MSCI World Index, such as Energy, Utilities, Telecommunications, Industrials and Materials, achieving returns ranging from 18% to 29%. The returns of more growth-oriented sectors, such as Health Care and Technology, were much lower, with the Technology sector recording the worst return at 2.7%.

In managing the Fund, we focus mainly on sector and stock weights. Our outperformance versus the benchmark was primarily driven by strong stock selection within the Health Care and Technology sectors. Although these were the weakest sectors of the benchmark, they were the strongest sectors of the Fund. The five largest contributors to the Fund's absolute returns were all from these two sectors. The two largest contributors were Irish biotech company Elan Corp., PLC, ADR (drugs), and Canadian technology hardware company, Research in Motion Ltd. (communications). Research in Motion Ltd., which produces the wildly successful Blackberry device, is an example of how we are able to take advantage of volatility caused by non-fundamental factors. During the summer, the stock fell although there was no change in the outlook for the company. We took advantage of this disparity and added to our position. The stock price subsequently rose dramatically. Much of the volatility in the stock price was attributed to an outstanding patent litigation case. After much work, we concluded that the ruling would come sooner and have a more negative effect on the stock price than expected. As a result, we trimmed our holdings, fortunately ahead of the December 12 U.S. appeals court ruling and the subsequent drop in stock price.

Relative performance was offset somewhat by the Fund's stock selection in Energy, Telecommunications, and Industrials. The three largest detractors from absolute returns were Alcatel S.A. (communications), Munich Reinsurance (insurance) and Cisco Systems, Inc. (electronics). Alcatel S.A., the French communications and energy infrastructure company, dramatically underperformed after reporting weak second quarter results, largely upon disappointment with cost cutting efforts. We continued to hold the stock as of the end of the period as the price has rebounded.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We continue to be positioned for economic growth and are beginning to see many of the trends play out in stock price performance. Our focus will remain on stock and sector selection, coming from intense bottom-up research. Our large weights in the Consumer Discretionary and Technology sectors, some of the strongest representatives of growth, are a result of our bottom-up

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

research and analysis. We will continue to meet with every company we invest in, and of course, with many others.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   69.8%
-------------------------------------------------------------------
United Kingdom                                             14.3
-------------------------------------------------------------------
Germany                                                     5.6
-------------------------------------------------------------------
France                                                      5.6
-------------------------------------------------------------------
Ireland                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 2.6
-------------------------------------------------------------------
Canada                                                      2.6
-------------------------------------------------------------------
Hong Kong                                                   2.3
-------------------------------------------------------------------
Sweden                                                      2.2
-------------------------------------------------------------------
Italy                                                       1.3
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Mexico                                                      1.0
-------------------------------------------------------------------
Finland                                                     0.8
-------------------------------------------------------------------
Luxembourg                                                  0.6
-------------------------------------------------------------------
Indonesia                                                   0.5
-------------------------------------------------------------------
South Korea                                                 0.4
-------------------------------------------------------------------
Russia                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.0%
-------------------------------------------------------------------
Apparel & Textile                                           2.6
-------------------------------------------------------------------
Banks                                                       5.0
-------------------------------------------------------------------
Business Services                                           3.1
-------------------------------------------------------------------
Communications                                             13.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.4
-------------------------------------------------------------------
Construction                                                0.9
-------------------------------------------------------------------
Consumer Durables                                           0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.6
-------------------------------------------------------------------
Drugs                                                      13.8
-------------------------------------------------------------------
Education                                                   1.2
-------------------------------------------------------------------
Electrical Equipment                                        1.4
-------------------------------------------------------------------
Electronics                                                 2.7
-------------------------------------------------------------------
Energy & Services                                           1.1
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.6
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               20.5
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Machinery                                                   2.3%
-------------------------------------------------------------------
Media & Entertainment                                       5.1
-------------------------------------------------------------------
Repurchase Agreements                                       4.0
-------------------------------------------------------------------
Retail                                                      9.4
-------------------------------------------------------------------
Software & Services                                        10.0
-------------------------------------------------------------------
Transportation                                              2.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,074.33           $4.01
Hypothetical @          $1,000.00    $1,021.27           $3.91
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,071.77           $5.31
Hypothetical @          $1,000.00    $1,020.01           $5.18
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.77% and 1.02% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Technology HLS Fund (subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/01/00 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                  GLOBAL TECHNOLOGY IA           COMPOSITE INDEX              S&P 500 INDEX
                                                  --------------------      ------------------------          -------------
5/1/00                                                    10000                       10000                       10000
                                                           8904                        8898                        9689
                                                          10278                        9992                        9928
                                                           9657                        9527                        9773
                                                          10986                       10766                       10380
                                                           9406                        9022                        9832
                                                           8539                        8341                        9790
                                                           6473                        6431                        9019
12/00                                                      6263                        5880                        9063
                                                           7249                        6845                        9385
                                                           5667                        4947                        8529
                                                           4896                        4260                        7989
                                                           5773                        5073                        8609
                                                           5508                        4871                        8667
                                                           5587                        4884                        8456
                                                           5233                        4536                        8373
                                                           4424                        3946                        7849
                                                           3446                        3148                        7216
                                                           3970                        3653                        7354
                                                           4662                        4276                        7918
12/01                                                      4834                        4200                        7987
                                                           4780                        4196                        7871
                                                           4185                        3635                        7719
                                                           4497                        3894                        8009
                                                           3963                        3417                        7524
                                                           3728                        3277                        7469
                                                           3339                        2814                        6937
                                                           2992                        2529                        6397
                                                           2960                        2497                        6438
                                                           2428                        2051                        5739
                                                           2938                        2499                        6243
                                                           3432                        2936                        6611
12/02                                                      2969                        2509                        6223
                                                           3031                        2487                        6060
                                                           3025                        2525                        5969
                                                           3029                        2496                        6027
                                                           3349                        2756                        6523
                                                           3718                        3064                        6866
                                                           3753                        3056                        6954
                                                           3957                        3232                        7077
                                                           4212                        3455                        7215
                                                           4161                        3405                        7138
                                                           4647                        3737                        7541
                                                           4740                        3809                        7608
12/03                                                      4795                        3868                        8006
                                                           5004                        4050                        8153
                                                           4942                        3935                        8267
                                                           4809                        3827                        8142
                                                           4486                        3604                        8014
                                                           4792                        3804                        8124
                                                           4893                        3897                        8282
                                                           4341                        3528                        8008
                                                           4057                        3352                        8040
                                                           4241                        3468                        8127
                                                           4449                        3652                        8251
                                                           4720                        3858                        8585
12/04                                                      4859                        3981                        8877

    --- GLOBAL TECHNOLOGY  --- GOLDMAN SACHS      -- S&P 500 INDEX
        FUND                   TECHNOLOGY             $10,000 starting
        $10,000 starting       COMPOSITE INDEX        value
        value                  $10,000 starting       $8,877  ending
        $4,859  ending         value                  value
        value                  $3,981  ending
                               value

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is a modified capitalization-weighted index based on United States head quartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                       SINCE
                           1 YEAR    INCEPTION
--------------------------------------------------
Global Technology IA        1.35%     -14.31%
--------------------------------------------------

Global Technology IB        1.10%     -14.49%
--------------------------------------------------

Goldman Sachs Technology
  Composite Index           2.92%     -17.47%
--------------------------------------------------

S&P 500 Index              10.87%      -2.52%**
--------------------------------------------------


 ** Return is from 4/30/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

SCOTT E. SIMPSON
Senior Vice President, Partner, Portfolio Coordinator and Global Industry
Analyst
JOHN F. AVERILL, CFA
Senior Vice President, Partner and Global Industry Analyst
BRUCE L. GLAZER
Senior Vice President, Partner and Global Industry Analyst
ANITA M. KILLIAN, CFA
Vice President and Global Industry Analyst
VIKRAM MURTHY
Vice President and Global Industry Analyst
ERIC STROMQUIST
Senior Vice President, Partner and Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?
Hartford Global Technology HLS Fund, Class IA returned 1.35% for the year ended December 31, 2004. The Fund underperformed both the Goldman Sachs Technology Composite Index, which returned 2.92% and the S&P 500 Index, which returned 10.87% over the same period. (There is no comparative variable annuity Lipper group available.)
WHY DID THE FUND PERFORM THIS WAY?
Worried about decelerating corporate spending, economic growth and the impact of higher oil prices, investors became increasingly risk-averse throughout the period. The Technology sector saw a number of corrections, which brought many stocks down to attractive valuations.
The Fund's weight in Semiconductors & Semiconductor Equipment was a primary driver of underperformance relative to the Goldman Sachs Technology Composite Index. Semiconductor shares struggled as the pace of demand slowed and inventories started to build up. We attribute the supply-chain inventory reversal to buyers' growing fears of an economic slowdown combined with fresh memories of the bubble cycle's excesses, rather than to fundamental imbalances. In terms of individual names, our position in disk drive manufacturer Maxtor Corp. (computers & office equipment) was the largest detractor from relative returns; we no longer held the stock as of the end of the period. Absolute returns, and performance relative to the Index, were helped most by Internet Software & Services holdings. Yahoo!, Inc. (software & services) and VeriSign, Inc. (software & services) were top contributors to absolute returns. Yahoo!, Inc. continues to benefit from the strength of paid search and the double-digit growth rate of online advertising.
WHAT IS YOUR OUTLOOK AND STRATEGY?
Beyond the fears about the sustainability of the corporate IT spending recovery, many Technology stocks are trading at reasonable prices after this year's corrections and offer attractive upside opportunities for the patient investor. Our outlook for the handset industry continues to improve with several manufacturers including Motorola, Inc. (communications) and Nokia Corp., ADR (communications) launching new

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

products. Internet stocks continue to benefit from the significant growth of online advertising. The rapid adoption of open-source software and database technology is another important trend. We expect the "commoditization" of many software technologies over the next few years as the open-source community develops viable low-cost alternatives. As a result, stock selection is becoming even more critical than in the past. For semiconductors, we expect stock performance to be lackluster in the early months of 2005 due to moderate demand. Earnings forecasts for 2006 earnings should prove much stronger as cyclical fundamentals re-accelerate. We think the software sub-sector is poised for further consolidation as companies face pressure from cheaper open source solutions and larger vendors expand into new markets.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   93.1%
-------------------------------------------------------------------
Singapore                                                   3.6
-------------------------------------------------------------------
Finland                                                     3.6
-------------------------------------------------------------------
Taiwan                                                      1.7
-------------------------------------------------------------------
Netherlands                                                 1.5
-------------------------------------------------------------------
Canada                                                      0.8
-------------------------------------------------------------------
India                                                       0.5
-------------------------------------------------------------------
Hong Kong                                                   0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Business Services                                           3.7%
-------------------------------------------------------------------
Communications                                             11.7
-------------------------------------------------------------------
Computers & Office Equipment                               15.7
-------------------------------------------------------------------
Consumer Durables                                           3.3
-------------------------------------------------------------------
Electronics                                                23.1
-------------------------------------------------------------------
Financial Services                                          0.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                5.2
-------------------------------------------------------------------
Machinery                                                   5.9
-------------------------------------------------------------------
Retail                                                      1.7
-------------------------------------------------------------------
Software & Services                                        34.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $  988.47           $4.60
Hypothetical @          $1,000.00    $1,020.51           $4.67
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $  986.02           $5.84
Hypothetical @          $1,000.00    $1,019.25           $5.94
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.92% and 1.17% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/02 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                         GROWTH IA                  RUSSELL 1000 GROWTH INDEX
                                                                         ---------                  -------------------------
4/30/02                                                                    10000                              10000
                                                                            9774                               9758
                                                                            8954                               8856
                                                                            8406                               8369
                                                                            8559                               8394
                                                                            7939                               7523
                                                                            8722                               8213
                                                                            9204                               8659
12/02                                                                       8657                               8061
                                                                            8455                               7865
                                                                            8311                               7829
                                                                            8577                               7975
                                                                            9282                               8564
                                                                            9741                               8991
                                                                            9968                               9115
                                                                           10144                               9342
                                                                           10378                               9574
                                                                           10355                               9472
                                                                           11156                              10004
                                                                           11303                              10109
12/03                                                                      11497                              10458
                                                                           11878                              10672
                                                                           12023                              10740
                                                                           11987                              10541
                                                                           11833                              10418
                                                                           12331                              10612
                                                                           12596                              10745
                                                                           11624                              10137
                                                                           11335                              10087
                                                                           11838                              10183
                                                                           11953                              10342
                                                                           12400                              10698
12/04                                                                      12934                              11117

    --- GROWTH FUND                --- RUSSELL 1000 GROWTH INDEX
        $10,000 starting value         $10,000 starting value
        $12,934 ending value           $11,117 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                          SINCE
                               1 YEAR   INCEPTION
------------------------------------------------------
Growth IA                      12.49%    10.10%
------------------------------------------------------
Growth IB                      12.21%     9.83%
------------------------------------------------------
Russell 1000 Growth Index       6.30%     4.04%
------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

ANDREW J. SHILLING, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth HLS Fund, Class IA returned 12.49% for the year ended December 31, 2004. The Fund outperformed both the Lipper Large Cap Growth VA-UF Average, which returned 8.04% and the Russell 1000 Growth Index, which returned 6.30% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Strong returns to close out the year spurred most equity indexes to decent performance for 2004. Value outpaced Growth, and small cap stocks bested large caps to extend their run of outperformance to six consecutive calendar years when measured using the small cap Russell 2000 and large cap S&P 500 indexes. Within the Russell 1000 Growth Index, the two smallest sectors by weight, Utilities and Telecommunications Services, performed best, while the two largest sectors, Health Care and Technology, performed worst.

Outperformance for the year was driven by stock selection. Despite the sector's weakness in the broader market, Technology was the greatest contributor to the Fund's relative returns. Strong security selection resulted in a positive contribution from positions in Research in Motion Ltd. (communications), Yahoo!, Inc. (software & services), and Electronic Arts, Inc. (software & services). Research in Motion Ltd. designs, manufactures and markets devices that facilitate wireless communications. The company's shares rose sharply during the year, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and an appealing new wireless device. Online portal Yahoo!, Inc. appreciated on favorable trends for online advertising and paid search. Video game software maker Electronic Arts, Inc. rose on expectations that a recent agreement with the NFL could bolster its important Madden football title.

Other key contributors for the year included online auctioneer eBay, Inc. (retail) and mortgage lender Countrywide Financial Corp. (banks). eBay, Inc. rose based on its strong international growth and accelerating PayPal metrics while Countrywide Financial Corp. continued to gain market share.

The Health Care sector was the main source of weaker performance during the year, weighed down by drug makers. AstraZeneca PLC, ADR (drugs) fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its lung cancer drug Iressa, while shares of Eli Lilly & Co. (drugs) reacted negatively to slowing Zyprexa sales. Weakness was also seen in the semiconductor industry. Concerns about excess industry capacity contributed to a decline in the share price of most semiconductor companies including our holdings in KLA -- Tencor Corp. (electrical equipment) and Xilinx, Inc. (electronics).

WHAT IS YOUR OUTLOOK AND STRATEGY?

Our investment approach is very much a "bottom-up" process; we pick stocks one at a time based upon the attractiveness of each company's valuation and fundamentals. As a fallout of our stock selections and in recognition of relatively modest expectations for

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

many Information Technology stocks, we adopted a significant position in this sector early in the year. In the latter half of the year, we reduced exposure to Technology and expanded our commitment to Consumer Discretionary stocks. At the end of the year we held roughly balanced overweights to the pro-cyclical sectors of Technology, Financials and Consumer Discretionary in recognition of our expectation for continued economic expansion. Within all sectors we continue to emphasize "sustainable growth" companies that are competitively-advantaged and gaining market share.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           1.1%
-------------------------------------------------------------------
Banks                                                       9.0
-------------------------------------------------------------------
Business Services                                           3.4
-------------------------------------------------------------------
Communications                                              8.4
-------------------------------------------------------------------
Computers & Office Equipment                                8.0
-------------------------------------------------------------------
Construction                                                1.2
-------------------------------------------------------------------
Consumer Durables                                           1.0
-------------------------------------------------------------------
Consumer Non-Durables                                       1.8
-------------------------------------------------------------------
Drugs                                                      13.7
-------------------------------------------------------------------
Education                                                   5.0
-------------------------------------------------------------------
Electrical Equipment                                        1.3
-------------------------------------------------------------------
Electronics                                                 5.8
-------------------------------------------------------------------
Energy & Services                                           1.4
-------------------------------------------------------------------
Financial Services                                          0.9
-------------------------------------------------------------------
Hotels & Gaming                                             0.0
-------------------------------------------------------------------
Insurance                                                   2.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.1
-------------------------------------------------------------------
Repurchase Agreements                                       1.6
-------------------------------------------------------------------
Research & Testing Facilities                               1.2
-------------------------------------------------------------------
Retail                                                      9.9
-------------------------------------------------------------------
Software & Services                                        16.5
-------------------------------------------------------------------
Transportation                                              1.0
-------------------------------------------------------------------
U.S. Government Agencies                                    2.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,022.53           $4.32
Hypothetical @          $1,000.00    $1,020.86           $4.32
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,019.97           $5.59
Hypothetical @          $1,000.00    $1,019.61           $5.58
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.85% and 1.10% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                  GROWTH OPPORTUNITIES IA           RUSSELL 3000 GROWTH INDEX
                                                                  -----------------------           -------------------------
12/31/94                                                                   10000                              10000
                                                                            9900                               9943
                                                                           10176                              10363
                                                                           10447                              10667
                                                                           10431                              10893
                                                                           10938                              11250
                                                                           11902                              11717
                                                                           12647                              12247
                                                                           12797                              12274
                                                                           13175                              12807
                                                                           12787                              12750
                                                                           13068                              13252
12/95                                                                      12766                              13350
                                                                           12957                              13740
                                                                           13472                              14028
                                                                           13459                              14071
                                                                           14077                              14514
                                                                           14411                              15046
                                                                           14198                              14959
                                                                           13043                              13984
                                                                           13500                              14411
                                                                           14675                              15429
                                                                           14762                              15445
                                                                           15458                              16534
12/96                                                                      14862                              16271
                                                                           15509                              17341
                                                                           14653                              17136
                                                                           13706                              16184
                                                                           13879                              17148
                                                                           15302                              18494
                                                                           15912                              19225
                                                                           17429                              20857
                                                                           16872                              19807
                                                                           17723                              20844
                                                                           16972                              20023
                                                                           16820                              20737
12/97                                                                      16708                              20947
                                                                           16488                              21486
                                                                           17862                              23128
                                                                           18738                              24054
                                                                           18833                              24370
                                                                           18386                              23578
                                                                           19352                              24914
                                                                           18410                              24579
                                                                           15065                              20728
                                                                           16248                              22358
                                                                           17028                              24106
                                                                           17668                              25942
12/98                                                                      19886                              28282
                                                                           20504                              29914
                                                                           18929                              28447
                                                                           19964                              29911
                                                                           19988                              30129
                                                                           19442                              29275
                                                                           20921                              31287
                                                                           20890                              30294
                                                                           21290                              30671
                                                                           21385                              30110
                                                                           22964                              32279
                                                                           25679                              34131
12/99                                                                      30856                              37849
                                                                           30453                              36176
                                                                           39392                              38436
                                                                           35748                              40610
                                                                           32718                              38521
                                                                           30733                              36483
                                                                           35420                              39377
                                                                           34324                              37615
                                                                           39005                              41057
                                                                           39052                              37297
                                                                           35679                              35444
                                                                           28907                              30138
12/00                                                                      32086                              29364
                                                                           31554                              31417
                                                                           27571                              26156
                                                                           24593                              23344
                                                                           27054                              26289
                                                                           26826                              25976
                                                                           26775                              25475
                                                                           26166                              24731
                                                                           24416                              22740
                                                                           20666                              20376
                                                                           21727                              21501
                                                                           23906                              23548
12/01                                                                      24753                              23601
                                                                           24517                              23156
                                                                           23068                              22158
                                                                           24283                              23001
                                                                           23116                              21219
                                                                           22826                              20652
                                                                           20297                              18752
                                                                           18320                              17593
                                                                           17897                              17643
                                                                           16482                              15847
                                                                           17656                              17259
                                                                           19268                              18244
12/02                                                                      17909                              16983
                                                                           17690                              16567
                                                                           17459                              16468
                                                                           17955                              16771
                                                                           19574                              18032
                                                                           21067                              19005
                                                                           21697                              19273
                                                                           21913                              19821
                                                                           22887                              20355
                                                                           22607                              20115
                                                                           24584                              21290
                                                                           25388                              21548
12/03                                                                      25751                              22243
                                                                           26552                              22751
                                                                           26948                              22881
                                                                           27184                              22498
                                                                           26386                              22168
                                                                           27393                              22583
                                                                           28242                              22901
                                                                           25911                              21543
                                                                           25569                              21408
                                                                           26940                              21689
                                                                           27391                              22043
                                                                           28717                              22893
12/04                                                                      30176                              23784

    --- GROWTH OPPORTUNITIES FUND    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value           $10,000 starting value
        $30,176 ending value             $23,784 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                               1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Growth Opportunities IA        17.18%   -0.44%   11.68%
-------------------------------------------------------------
Growth Opportunities IB        16.89%   -0.69%   11.40%
-------------------------------------------------------------
Russell 3000 Growth Index       6.93%   -8.87%    9.05%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 17.18% for the year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Growth VA-UF Average, which returned 10.40% and the Russell 3000 Growth Index, which returned 6.93% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the Russell 3000 Growth was varied for the year as Energy and Utilities each rose more than 40%, while Technology stocks fell slightly.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Industrials, and Consumer Discretionary sectors. Wireless device maker Research In Motion Ltd. (communications) and data storage firm Network Appliance, Inc. (communications) contributed to the positive results in Technology. Research In Motion Ltd.'s shares rose sharply, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device. Network Appliance, Inc. moved up on expectations of continued favorable trends in network storage demand.

Strength in the Industrial sector, which includes business services companies, was driven by positions in Corporate Executive Board Co. (business services) and Yellow Roadway Corp. (transportation). Corporate strategy research and education firm Corporate Executive Board Co. rose throughout the year on continued growth in revenues and earnings. Similarly, the ability to implement price increases led to higher revenues and operating income for trucker Yellow Roadway Corp. In the Consumer Discretionary sector, satellite radio provider Sirius Satellite Radio, Inc. (communications) rose on the announcement that talk show host Howard Stern will move his show to Sirius Satellite Radio, Inc. network beginning in 2006. Home improvement product maker Techtronic Industries Co. (electrical equipment), manufacturer of the popular Ryobi, Homelite, and Dirt Devil brands, also rose during the year.

These strong returns were somewhat offset by weaker returns in drug developer AstraZeneca PLC, ADR (drugs) and European regional air carrier Ryanair (transportation). AstraZeneca PLC, ADR fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its lung cancer drug Iressa. Ryanair traded down as the impacts of a fare war made their way through the company's financials. Other weak performers included communications chip provider Broadcom Corp., Class A (communications), wireless service provider Dobson Communications Corp. (communications), and software firm Red Hat, Inc. (software & services).

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. Towards the end of the year we took advantage of widespread pessimism towards consumer spending and added to the Retailing portion of Consumer Discretionary. We initiated positions in Dollar General Corp. (retail) and Family Dollar Stores, Inc. (retail) two value store concepts. It was largely known by late 2004 that lower end consumer spending had been hurt by rising energy prices. We believed this was largely reflected in the valuation of the sector and used weakness to purchase the two companies we believe best positioned longer term. Except for Technology, where we are not finding as many attractive opportunities, our bias is towards more pro-cyclical sectors in recognition of our expectation for continued economic expansion.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.3%
-------------------------------------------------------------------
Banks                                                       4.8
-------------------------------------------------------------------
Business Services                                           9.0
-------------------------------------------------------------------
Communications                                             12.3
-------------------------------------------------------------------
Computers & Office Equipment                                2.4
-------------------------------------------------------------------
Construction                                                1.7
-------------------------------------------------------------------
Consumer Durables                                           1.0
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Education                                                   3.6
-------------------------------------------------------------------
Electrical Equipment                                        1.7
-------------------------------------------------------------------
Electronics                                                 3.9
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Financial Services                                          0.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   1.0
-------------------------------------------------------------------
Media & Entertainment                                       1.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.2
-------------------------------------------------------------------
Repurchase Agreements                                       5.1
-------------------------------------------------------------------
Research & Testing Facilities                               1.0
-------------------------------------------------------------------
Retail                                                      9.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.5
-------------------------------------------------------------------
Software & Services                                         9.6
-------------------------------------------------------------------
Transportation                                              4.2
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,065.33           $3.27
Hypothetical @          $1,000.00    $1,021.97           $3.20
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,062.68           $4.56
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.63% and 0.88% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford High Yield HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 9/30/98 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                       HIGH YIELD IA                     CORPORATE INDEX
                                                                       -------------                --------------------------
9/30/98                                                                    10000                              10000
                                                                            9992                               9795
                                                                           10340                              10202
12/98                                                                      10368                              10213
                                                                           10528                              10364
                                                                           10531                              10303
                                                                           10695                              10402
                                                                           10898                              10603
                                                                           10693                              10460
                                                                           10703                              10437
                                                                           10696                              10479
                                                                           10620                              10363
                                                                           10599                              10289
                                                                           10660                              10221
                                                                           10797                              10341
12/99                                                                      10856                              10457
                                                                           10758                              10412
                                                                           10730                              10431
                                                                           10637                              10212
                                                                           10674                              10229
                                                                           10576                              10123
                                                                           10840                              10330
                                                                           10960                              10408
                                                                           11113                              10479
                                                                           11067                              10388
                                                                           10867                              10056
                                                                           10596                               9657
12/00                                                                      10968                               9844
                                                                           11691                              10581
                                                                           11742                              10722
                                                                           11489                              10469
                                                                           11337                              10339
                                                                           11419                              10525
                                                                           11018                              10230
                                                                           11198                              10381
                                                                           11300                              10503
                                                                           10592                               9797
                                                                           11030                              10039
                                                                           11378                              10406
12/01                                                                      11263                              10363
                                                                           11156                              10436
                                                                           10818                              10290
                                                                           10905                              10538
                                                                           11061                              10706
                                                                           10993                              10647
                                                                           10409                               9862
                                                                            9928                               9431
                                                                           10053                               9700
                                                                            9791                               9573
                                                                            9822                               9489
                                                                           10385                              10077
12/02                                                                      10487                              10218
                                                                           10764                              10558
                                                                           10952                              10688
                                                                           11148                              10995
                                                                           11687                              11647
                                                                           11860                              11768
                                                                           12077                              12106
                                                                           11790                              11973
                                                                           11936                              12111
                                                                           12267                              12442
                                                                           12474                              12693
                                                                           12632                              12886
12/03                                                                      12919                              13177
                                                                           13061                              13429
                                                                           13025                              13395
                                                                           13070                              13486
                                                                           12904                              13394
                                                                           12669                              13168
                                                                           12831                              13356
                                                                           13009                              13538
                                                                           13227                              13803
                                                                           13411                              14004
                                                                           13668                              14257
                                                                           13738                              14429
12/04                                                                      13875                              14644

    --- HIGH YIELD FUND            --- LEHMAN BROTHERS HIGH YIELD
        $10,000 starting value         CORPORATE INDEX
        $13,875 ending value           $10,000 starting value
                                       $14,644 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                       SINCE
                                   1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------------------
High Yield IA                       7.40%   5.03%      5.37%
-------------------------------------------------------------------
High Yield IB                       7.14%   4.80%      5.15%
-------------------------------------------------------------------
Lehman High Yield Corporate Index  11.13%   6.97%      6.29%
-------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Senior Vice President
CHRISTINE MOZONSKI, CFA, CPA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford High Yield HLS Fund, Class IA returned 7.40% for the year ended December 31, 2004. The Fund underperformed both the Lipper High Current Yield VA-UF Average, which returned 9.84%, and the Lehman Brothers High Yield Corporate Index, which returned 11.13% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The High Yield sector had double-digit returns again in 2004, despite the commencement of a Federal Reserve tightening cycle, as well as a significant amount geopolitical risk surrounding the presidential election and the Olympics. Once again risk outperformed high quality securities, but the disparity of returns was a fraction of what we witnessed in 2003. Examples of factors which contributed positively to the performance included the relatively low level of interest rates, reduction in the number of defaults, a measured pace of raising interest rates by the Federal Reserve and very strong corporate balance sheets. The relatively low level of net new issuance was a positive contributor as well.

Over the year, the Fund's overall credit quality was higher than that of its peers, which contributed to under performance versus its peers. We positioned the portfolio as such given the strong returns lower quality bonds generated in 2003, and because default rates on lower quality issuers didn't support the relatively low yields offered on such securities. While default rates on "BB" rated and "B" rated issuers were at 10 year lows, the "CCC" default was hovering around the 10 year average.

Basic Industrials outperformed the market, generating a 13.4% return, spurred on by further demand for commodity products from China. Within this sector, Chemicals performed the best returning 15.7%. We maintained an overweight to the Basic Industrial sector throughout the year, strongly benefiting performance.

The Utility sector also performed well, with a 13.2% return. Improving fundamentals for the Pipeline companies, combined with balance sheet repair at the Electric Utilities led performance higher for that sector. We maintained a neutral weighting to the sector. The Fund was also conservatively positioned, owning operating company debt, and in some instances, first mortgage bonds. As a result the Fund didn't fully capture the performance.

During 2004 Airlines brought down the Transportation sector's return despite the strong rally going into year-end. The continued uncertainty surrounding volatility in the pricing of energy and labor related issues plagued the industry. The Fund entered 2004 with a position in Delta Air Lines, Inc. (transportation) unsecured bonds. However, with oil rising in the beginning of April 2004 and earnings disappointments, we sold the position at a loss. The sector enjoyed a strong rally in the fourth quarter, but due to our fundamental credit concerns regarding Delta Air Lines, Inc., we did not participate in that rally.

The Wireline sector cost the Fund as we began 2004 with an overweight to Qwest Corp. (communications), and subsequently sold a portion of the position at a loss upon poor earnings and a weak technical environment. The issuer since rallied and enjoyed a strong fourth quarter, along with other highly volatile issuers. The Fund was not positioned to enjoy that performance given our higher quality holdings in the Wireline sector.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We anticipate that the very strong returns earned in the high yield market for the past two years will draw to a close in 2005. Our expectation is for the high yield market to still outperform many other fixed income sectors and to post returns at or slightly below coupon level. Our outlook is based upon the combination of low defaults (currently at historically low levels), expected continued Federal Reserve increases at a "measured" rate, moderate gross domestic product expectations and merger and acquisition related activity. We will be watchful of opportunities due to merger and acquisition activity, looking for candidates who would benefit from an acquisition from an investment grade issuer. We are looking to reduce our overweight to the Food and Beverage Sector since this sector typically underperforms in an expanding economy. In addition, we will continue with our overweight to the Metals/ Mining sector. While we anticipate commodity prices will remain off the peak of 2004, they remain at levels high enough to generate balance sheet improvement.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.9%
-------------------------------------------------------------------
Agriculture & Fishing                                       1.0
-------------------------------------------------------------------
Apparel & Textile                                           0.8
-------------------------------------------------------------------
Banks                                                       0.0
-------------------------------------------------------------------
Business Services                                           1.3
-------------------------------------------------------------------
Chemicals                                                   4.6
-------------------------------------------------------------------
Communications                                             10.9
-------------------------------------------------------------------
Computers & Office Equipment                                0.6
-------------------------------------------------------------------
Construction                                                0.4
-------------------------------------------------------------------
Consumer Durables                                           1.6
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Consumer Services                                           1.4
-------------------------------------------------------------------
Drugs                                                       1.0
-------------------------------------------------------------------
Electrical Equipment                                        2.0
-------------------------------------------------------------------
Electronics                                                 2.6
-------------------------------------------------------------------
Energy & Services                                           5.4
-------------------------------------------------------------------
Financial Services                                          3.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.2
-------------------------------------------------------------------
Foreign Governments                                         1.9
-------------------------------------------------------------------
Forest & Paper Products                                     4.9
-------------------------------------------------------------------
Health Services                                             1.9
-------------------------------------------------------------------
Hotels & Gaming                                             6.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               15.5
-------------------------------------------------------------------
Machinery                                                   2.3
-------------------------------------------------------------------
Media & Entertainment                                       5.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.2
-------------------------------------------------------------------
Real Estate                                                 0.1
-------------------------------------------------------------------
Repurchase Agreements                                       5.1
-------------------------------------------------------------------
Retail                                                      2.4
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.0%
-------------------------------------------------------------------
Software & Services                                         0.3
-------------------------------------------------------------------
Targeted Return Index Securities Trust                      0.6
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.0
-------------------------------------------------------------------
Utilities                                                  14.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         0.1%
-------------------------------------------------------------------
Common Stocks                                               0.0
-------------------------------------------------------------------
Convertible Bonds                                           0.3
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.0
-------------------------------------------------------------------
Corporate Notes                                            80.7
-------------------------------------------------------------------
Foreign Bonds & Notes                                      12.5
-------------------------------------------------------------------
Short-Term Securities                                      20.6
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                         0.4%
-------------------------------------------------------------------
Aa                                                          2.4
-------------------------------------------------------------------
Baa                                                         8.8
-------------------------------------------------------------------
Ba                                                         37.0
-------------------------------------------------------------------
B                                                          41.3
-------------------------------------------------------------------
Caa                                                         3.2
-------------------------------------------------------------------
Ca                                                          0.6
-------------------------------------------------------------------
N/R                                                        20.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,077.58           $3.97
Hypothetical @          $1,000.00    $1,021.32           $3.86
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,074.92           $5.27
Hypothetical @          $1,000.00    $1,020.06           $5.13
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.76% and 1.01% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          INDEX IA                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                   10000                              10000
                                                                           10257                              10259
                                                                           10651                              10659
                                                                           10960                              10973
                                                                           11275                              11295
                                                                           11715                              11746
                                                                           11981                              12019
                                                                           12373                              12417
                                                                           12399                              12446
                                                                           12909                              12972
                                                                           12846                              12924
                                                                           13401                              13492
12/95                                                                      13655                              13753
                                                                           14110                              14220
                                                                           14232                              14352
                                                                           14374                              14490
                                                                           14570                              14703
                                                                           14940                              15081
                                                                           14982                              15138
                                                                           14309                              14469
                                                                           14604                              14775
                                                                           15412                              15605
                                                                           15828                              16036
                                                                           17018                              17246
12/96                                                                      16672                              16905
                                                                           17697                              17960
                                                                           17830                              18102
                                                                           17082                              17359
                                                                           18101                              18394
                                                                           19199                              19512
                                                                           20043                              20387
                                                                           21629                              22007
                                                                           20411                              20775
                                                                           21521                              21911
                                                                           20797                              21179
                                                                           21742                              22160
12/97                                                                      22108                              22541
                                                                           22347                              22789
                                                                           23948                              24432
                                                                           25163                              25683
                                                                           25409                              25943
                                                                           24958                              25496
                                                                           25969                              26532
                                                                           25683                              26250
                                                                           21960                              22454
                                                                           23365                              23894
                                                                           25255                              25835
                                                                           26769                              27401
12/98                                                                      28312                              28980
                                                                           29476                              30191
                                                                           28549                              29253
                                                                           29681                              30423
                                                                           30814                              31601
                                                                           30066                              30856
                                                                           31734                              32569
                                                                           30728                              31552
                                                                           30574                              31395
                                                                           29729                              30534
                                                                           31595                              32465
                                                                           32225                              33125
12/99                                                                      34113                              35076
                                                                           32389                              33314
                                                                           31764                              32684
                                                                           34848                              35880
                                                                           33789                              34800
                                                                           33081                              34086
                                                                           33887                              34927
                                                                           33346                              34381
                                                                           35403                              36515
                                                                           33523                              34588
                                                                           33370                              34441
                                                                           30731                              31728
12/00                                                                      30872                              31884
                                                                           31954                              33014
                                                                           29030                              30006
                                                                           27182                              28106
                                                                           29283                              30287
                                                                           29466                              30490
                                                                           28736                              29749
                                                                           28443                              29456
                                                                           26651                              27614
                                                                           24480                              25385
                                                                           24942                              25870
                                                                           26845                              27854
12/01                                                                      27071                              28099
                                                                           26662                              27689
                                                                           26139                              27155
                                                                           27113                              28176
                                                                           25460                              26469
                                                                           25258                              26275
                                                                           23455                              24404
                                                                           21619                              22503
                                                                           21751                              22649
                                                                           19380                              20189
                                                                           21084                              21964
                                                                           22312                              23256
12/02                                                                      20994                              21890
                                                                           20437                              21319
                                                                           20124                              20999
                                                                           20311                              21203
                                                                           21987                              22948
                                                                           23132                              24155
                                                                           23416                              24464
                                                                           23821                              24896
                                                                           24274                              25380
                                                                           24007                              25111
                                                                           25356                              26530
                                                                           25569                              26763
12/03                                                                      26900                              28166
                                                                           27380                              28683
                                                                           27753                              29081
                                                                           27326                              28643
                                                                           26888                              28194
                                                                           27244                              28580
                                                                           27757                              29135
                                                                           26835                              28171
                                                                           26938                              28284
                                                                           27218                              28591
                                                                           27626                              29027
                                                                           28731                              30201
12/04                                                                      29696                              31229

    --- INDEX FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $29,696 ending value           $31,229 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Index IA       10.39%   -2.74%   11.50%
---------------------------------------------
Index IB(3)    10.12%   -2.95%   11.24%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JULIET MURPHY, CFA, CPA
Investment Officer

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned 10.39% for the year ended December 31, 2004. The Fund outperformed both the Lipper S&P 500 Index Objective VA-UF Average, which returned 10.37%, and the S&P 500 Index, which returned 10.87%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the second year in a row, the S&P posted positive returns, rising by 10.87% in 2004. With the exception of March, April and July, all months posted positive returns. Within the S&P 500 sectors, Energy experienced the greatest gain due to the increased price of oil., which hit a peak of over $50 a barrel during the year. Health Care was the worst performing in large caps due to repercussions from Merck & Co., Inc. (drugs) taking Vioxx off the market. From a style perspective, value clearly outperformed growth within the S&P.

The first quarter started off slowly with mixed economic news. The employment situation improved in March, but the market did not react. During the second quarter, economic and geopolitical news dominated. Inflation and employment were in the focus, with the market reacting strongly to slightly higher inflation numbers as well as more favorable employment numbers. In addition, the Federal Reserve began to increase rates. The market had little reaction, however as the rate increase had been anticipated for a number of months. Earnings reports were favorable, but estimates had been raised so much that the actual reports were somewhat anticlimactic. The market was concerned, though about terrorism and Iraq. Overall data pointed to a continued economic expansion in the third quarter, but indicators provided a mixed picture in some areas and the economy began a "slow patch". In particular there were signs of softness in the consumer sector with lower job creation and weak payroll numbers. The price of oil, negatively affected both consumer spending as well as company forecasts. Also a decline in refinancing activity and a lack of tax stimulus contributed to the sluggishness and developments in Iraq and terrorism continued to weigh on consumer sentiment. Economic growth seemed to take hold toward the end of the fourth quarter. The consumer sector was strong and there was increased activity in the business sector. Sales at the beginning of the holiday season were modest, but ended strongly. Payroll numbers, while lower than expectations, increased and initial unemployment claims improved. Inflation numbers remained elevated, but core Consumer Price Index and core Producer Price Index indicate that inflation remains in check.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Corporate earnings growth is still healthy, but has recently slowed from very high levels. Business investments continue to increase. We expect that business investments will pick up further as the recovery continues, which again should lead to higher job creation. Inventory levels are low, signaling that the expansion has momentum. A risk to the market is the declining dollar. Foreign investors could demand higher compensation (higher interest rates) to offset the currency risk. Should this occur, pressure could be put on equity valuations, which would cause the market to soften. This risk, however, must be weighed against the declining dollar's benefits to the U.S. multinational firms, as their products and services become more competitive in the global economy and the U.S. dollar value of repatriated earnings growth. In addition, terrorism fears will continue to weigh on the markets. Such an event would most likely cause a flight to quality into bonds and other less risky asset classes.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Standard & Poor's will be transitioning the S&P 500 from a market-weighted to a free-floating (which only includes shares available to investors) index in two phases this year. According to S&P, in excess of $1.1 trillion is indexed to the S&P 500, which may cause notable selling pressure among companies with a significant percentage of private ownership.

Headline inflation numbers have remained elevated, mainly due to higher energy prices. Also, fuel prices have recently declined from record levels, which should lead to lower headline inflation rates in the months ahead. The Federal Reserve continued with its "measured" pace, hiking interest rates by 25 bps at the December meeting. In the minutes from the meeting the Federal Open Market Committee states that it is increasingly concerned over inflationary pressures due to a depreciating dollar, high energy costs, and the possibility of lower productivity growth. The base case, however, is still that inflation remains relatively low. The Federal Reserve believes that the expansion is on a solid footing, and predicts that growth will be good in the near term despite the rise in energy prices over the last year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      12.1
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.5
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       4.0
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.4
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.7
-------------------------------------------------------------------
Energy & Services                                           6.9
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.9
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.2
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      7.8
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.3%
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           0.4
-------------------------------------------------------------------
Utilities                                                   3.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,067.69           $2.29
Hypothetical @          $1,000.00    $1,022.92           $2.24
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,065.03           $3.58
Hypothetical @          $1,000.00    $1,021.67           $3.51
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.44% and 0.69% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Capital Appreciation HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                         INTERNATIONAL CAPITAL APPRECIATION IA           MSCI EAFE INDEX
                                                         -------------------------------------           ---------------
4/30/01                                                                  10000                                10000
                                                                          9406                                 9655
                                                                          8978                                 9264
                                                                          8834                                 9096
                                                                          8353                                 8868
                                                                          7351                                 7971
                                                                          7710                                 8175
                                                                          8359                                 8477
12/01                                                                     8602                                 8528
                                                                          8253                                 8076
                                                                          8394                                 8133
                                                                          8844                                 8616
                                                                          8727                                 8639
                                                                          8822                                 8756
                                                                          8407                                 8411
                                                                          7654                                 7582
                                                                          7563                                 7566
                                                                          6678                                 6756
                                                                          7229                                 7120
                                                                          7823                                 7443
12/02                                                                     7121                                 7194
                                                                          7201                                 6894
                                                                          7062                                 6736
                                                                          6860                                 6609
                                                                          7675                                 7265
                                                                          8344                                 7711
                                                                          8574                                 7902
                                                                          8864                                 8095
                                                                          9242                                 8292
                                                                          9272                                 8549
                                                                         10059                                 9082
                                                                         10185                                 9286
12/03                                                                    10755                                10011
                                                                         11205                                10154
                                                                         11730                                10390
                                                                         12017                                10452
                                                                         11437                                10225
                                                                         11647                                10256
                                                                         12028                                10498
                                                                         11179                                10159
                                                                         11212                                10206
                                                                         11812                                10474
                                                                         12313                                10832
                                                                         13010                                11575
12/04                                                                    13413                                12084

    --- INTERNATIONAL CAPITAL APPRECIATION FUND    --- MSCI EAFE INDEX
        $10,000 starting value                         $10,000 starting value
        $13,413 ending value                           $12,084 ending value

MSCI EAFE -- THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                  SINCE
                                       1 YEAR   INCEPTION
--------------------------------------------------------------
International Capital Appreciation IA  24.72%     8.32%
--------------------------------------------------------------
International Capital Appreciation IB  24.40%     8.07%
--------------------------------------------------------------
MSCI EAFE Index                        20.70%     5.29%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Capital Appreciation HLS Fund, Class IA returned 24.72% for the year ended December 31, 2004. The Fund outperformed both the Lipper International Growth VA-UF Average, which returned 17.36% and the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, which returned 20.70% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, international equity markets, as measured by the MSCI EAFE Index, outperformed U.S. equity markets, as measured by the S&P 500 Index. Most sectors of the MSCI EAFE Index advanced between 18%-30%, with only the Technology and Health Care sectors lagging behind. Value stocks outperformed Growth stocks, both internationally and in the U.S.

We manage the Fund by focusing mainly on sector and stock weights, not country weights. Our outperformance versus the benchmark was driven by strong stock selection within the Health Care and Information Technology sectors. Although the returns of these sectors in the benchmark were the lowest of any sectors, the returns of the Fund's Technology and Health Care holdings were the two highest. The three largest contributors to the Fund's absolute return were all from these two sectors: Irish biotech company Elan Corp., PLC, ADR (drugs), Canadian technology hardware company Research in Motion Ltd. (communications), and Finnish technology hardware company Telefonaktiebolaget LM Ericsson ADR (communications). Research in Motion Ltd., which produces the wildly successful Blackberry device, is an example of how we are able to take advantage of volatility caused by non-fundamental factors. During the summer, the stock fell although there was no change in the outlook for the company. We took advantage of this disparity and added to our position. The stock price subsequently rose dramatically. Much of the volatility in the stock price was attributed to an outstanding patent litigation case. After much work, we concluded that the ruling would come sooner and have a more negative effect on the stock price than expected. As a result, we trimmed our holdings, fortunately ahead of the December 12 U.S. appeals court ruling and the subsequent drop in stock price.

Relative performance was offset somewhat by the Fund's stock selection in Industrials, Telecommunications, and Energy, and the underweight in the strong performing Utilities sector. Three of the largest detractors from absolute returns were Munich Reinsurance (insurance), Alstom (utilities), and Alcatel S.A. (communications). Alcatel S.A., the French communications and energy infrastructure company, dramatically underperfomed after reporting weak second quarter results, largely upon disappointment with cost cutting efforts. We continued to hold the stock as of the end of the period, as the price has rebounded.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We continue to be positioned for economic growth. Our focus will remain on stock and sector selection, coming from intense bottom-up research. Our large weights in the Consumer Discretionary and Technology sectors, some of the strongest representatives of growth, are a result of our bottom-up research and analysis. We will continue to meet with every company we invest in, and of course, with many others.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         4.1%
-------------------------------------------------------------------
Apparel & Textile                                           3.7
-------------------------------------------------------------------
Banks                                                       8.6
-------------------------------------------------------------------
Business Services                                           1.9
-------------------------------------------------------------------
Communications                                             16.0
-------------------------------------------------------------------
Construction                                                2.9
-------------------------------------------------------------------
Consumer Durables                                           0.8
-------------------------------------------------------------------
Consumer Services                                           0.5
-------------------------------------------------------------------
Drugs                                                       6.0
-------------------------------------------------------------------
Electronics                                                 1.2
-------------------------------------------------------------------
Energy & Services                                           6.0
-------------------------------------------------------------------
Financial Services                                          5.8
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    7.0
-------------------------------------------------------------------
Hotels & Gaming                                             1.4
-------------------------------------------------------------------
Insurance                                                   2.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               23.2
-------------------------------------------------------------------
Machinery                                                   1.4
-------------------------------------------------------------------
Media & Entertainment                                       6.2
-------------------------------------------------------------------
Real Estate                                                 1.6
-------------------------------------------------------------------
Repurchase Agreements                                       4.9
-------------------------------------------------------------------
Retail                                                      7.0
-------------------------------------------------------------------
Software & Services                                         4.1
-------------------------------------------------------------------
Transportation                                              6.7
-------------------------------------------------------------------
machinery                                                   0.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   29.6%
-------------------------------------------------------------------
United Kingdom                                             20.2
-------------------------------------------------------------------
France                                                     14.8
-------------------------------------------------------------------
Japan                                                      13.9
-------------------------------------------------------------------
Germany                                                     7.4
-------------------------------------------------------------------
Netherlands                                                 5.4
-------------------------------------------------------------------
Ireland                                                     4.6
-------------------------------------------------------------------
Canada                                                      4.5
-------------------------------------------------------------------
Hong Kong                                                   3.4
-------------------------------------------------------------------
Italy                                                       3.3
-------------------------------------------------------------------
Switzerland                                                 2.6
-------------------------------------------------------------------
Sweden                                                      2.5
-------------------------------------------------------------------
South Korea                                                 2.1
-------------------------------------------------------------------
Greece                                                      2.0
-------------------------------------------------------------------
Spain                                                       1.7
-------------------------------------------------------------------
Luxembourg                                                  1.6
-------------------------------------------------------------------
Mexico                                                      1.5
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY -- CONTINUED


                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Norway                                                      1.1%
-------------------------------------------------------------------
Finland                                                     0.7
-------------------------------------------------------------------
Russia                                                      0.5
-------------------------------------------------------------------
Indonesia                                                   0.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,110.12           $5.25
Hypothetical @          $1,000.00    $1,020.16           $5.03
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,107.47           $6.57
Hypothetical @          $1,000.00    $1,018.90           $6.29
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.99% and 1.24% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                               INTERNATIONAL OPPORTUNITIES IA     MSCI AC WORLD FREE EX US INDEX
                                                               ------------------------------     ------------------------------
12/31/94                                                                   10000                              10000
                                                                            9612                               9546
                                                                            9561                               9494
                                                                            9969                              10031
                                                                           10239                              10422
                                                                           10376                              10376
                                                                           10372                              10233
                                                                           10937                              10813
                                                                           10709                              10438
                                                                           10812                              10616
                                                                           10795                              10333
                                                                           11036                              10576
12/95                                                                      11393                              10994
                                                                           11683                              11145
                                                                           11781                              11145
                                                                           11953                              11353
                                                                           12399                              11697
                                                                           12294                              11521
                                                                           12288                              11580
                                                                           11856                              11195
                                                                           11938                              11261
                                                                           12129                              11540
                                                                           12119                              11425
                                                                           12731                              11865
12/96                                                                      12866                              11728
                                                                           12737                              11513
                                                                           12791                              11724
                                                                           12804                              11699
                                                                           12723                              11798
                                                                           13558                              12527
                                                                           14188                              13218
                                                                           14607                              13485
                                                                           13534                              12424
                                                                           14271                              13096
                                                                           13191                              11981
                                                                           12983                              11831
12/97                                                                      12910                              11968
                                                                           13060                              12326
                                                                           13943                              13148
                                                                           14607                              13602
                                                                           14944                              13700
                                                                           15044                              13451
                                                                           15070                              13401
                                                                           15229                              13528
                                                                           13010                              11620
                                                                           12511                              11375
                                                                           13428                              12566
                                                                           14207                              13242
12/98                                                                      14609                              13698
                                                                           15030                              13683
                                                                           14669                              13377
                                                                           15506                              14023
                                                                           16098                              14724
                                                                           15431                              14032
                                                                           16187                              14677
                                                                           16602                              15022
                                                                           16626                              15074
                                                                           16725                              15176
                                                                           17285                              15741
                                                                           18275                              16370
12/99                                                                      20432                              17931
                                                                           19284                              16958
                                                                           20684                              17416
                                                                           20496                              18072
                                                                           19365                              17063
                                                                           18553                              16627
                                                                           19276                              17335
                                                                           18681                              16650
                                                                           18935                              16856
                                                                           17954                              15921
                                                                           17093                              15415
                                                                           16322                              14724
12/00                                                                      16937                              15226
                                                                           17039                              15455
                                                                           15673                              14231
                                                                           14560                              13225
                                                                           15650                              14125
                                                                           15043                              13735
                                                                           14564                              13208
                                                                           14246                              12914
                                                                           13850                              12593
                                                                           12389                              11257
                                                                           12719                              11573
                                                                           13475                              12102
12/01                                                                      13765                              12258
                                                                           13148                              11733
                                                                           13188                              11817
                                                                           13922                              12508
                                                                           13859                              12540
                                                                           14027                              12677
                                                                           13412                              12129
                                                                           12049                              10947
                                                                           11910                              10948
                                                                           10500                               9787
                                                                           11280                              10312
                                                                           11809                              10808
12/02                                                                      11296                              10459
                                                                           10800                              10092
                                                                           10488                               9887
                                                                           10274                               9695
                                                                           11218                              10630
                                                                           11864                              11307
                                                                           12057                              11620
                                                                           12408                              11929
                                                                           12865                              12284
                                                                           12973                              12628
                                                                           13748                              13447
                                                                           14032                              13740
12/03                                                                      15035                              14789
                                                                           15224                              15027
                                                                           15582                              15409
                                                                           15690                              15503
                                                                           15265                              15022
                                                                           15373                              15056
                                                                           15759                              15396
                                                                           15043                              14947
                                                                           15068                              15067
                                                                           15522                              15551
                                                                           16102                              16092
                                                                           17092                              17209
12/04                                                                      17754                              17948

    --- INTERNATIONAL OPPORTUNITIES FUND    --- MSCI AC WORLD FREE EX U.S. INDEX
        $10,000 starting value                  $10,000 starting value
        $17,754 ending value                    $17,948 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
International Opportunities IA  18.08%   -2.77%    5.91%
--------------------------------------------------------------
International Opportunities
  IB(3)                         17.79%   -2.98%    5.67%
--------------------------------------------------------------
MSCI AC World Free ex US Index  21.36%    0.02%    6.02%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner and Director of Global Equity Strategies

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Opportunities HLS Fund, Class IA returned 18.08% for the year ended December 31, 2004. The Fund outperformed both the Lipper International Core VA-UF Average, which returned 17.93% over the same period. The fund underperformed the Morgan Stanley Capital International (MSCI) All-Country World Free ex US Index, which returned 21.36% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers relative attractiveness of countries and sectors as well as fundamental company analysis. Relative to the benchmark, the Fund's regional allocation decisions were generally positive, driven primarily by an overweight in emerging markets and an underweight in Japan. Sector decisions detracted value, driven primarily by an overweight in Health Care and underweights in Materials and Financials. Materials names benefited from growing demand from China. Strong stock selection in the Energy and Industrials sectors was offset by poor selection in Consumer Discretionary and Financials.

Despite underperforming the index, the Fund recorded strong absolute returns during the period. Average returns were above 15% in eight of the ten sectors. Pharmaceutical company Elan Corp., PLC, ADR (drugs) was the top contributor to absolute Fund returns due to promising data for its multiple sclerosis drug Antegren. Aided by record high oil prices, three Energy companies, Total S.A., ADR (energy & services), Ente Nazional Idrocarburi S.p.A. (energy & services), and SK Corp. (energy & services), were also strong drivers of returns during the year. The largest detractors from absolute Fund returns were insurer Converium Holding AG (consumer services) and pharmaceutical company AstraZeneca PLC, ADR (drugs). Converium Holding AG surprised us and the market by announcing a large reserve charge and associated capital raising to cover recently discovered losses on business written prior to its spin-out from Zurich Insurance. We have eliminated Converium Holding AG from the Fund.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As we head into 2005, we believe that the global investment environment will be dominated by two processes: investors adjusting their GDP expectations downward to a slower than historical trend OECD growth environment; and the U.S. Fed gradually restoring short rates to "normal" as it combats pass through inflation from a weaker U.S. dollar and higher commodity prices. We expect that Europe will continue to muddle through, Japan is relatively well positioned despite near-term pressures, and Pac Basin ex-Japan is a mixed bag.

We remain overweight in Continental Europe and underweight in the U.K. As a result of the strong euro, deflationary pressures are building in the economy and will allow the European Central Bank to keep interest rates at the historic low of 2%, helping maintain a modest level of growth. We remain underweight in the U.K. due to concerns about rising interest rates and a gradually deflating housing bubble. We maintained our underweight in

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Japan during the quarter, but are looking to add to our holdings at the margin. Japan's economy lost some momentum in recent months as exports, consumption and industrial production all slowed. While some have concluded from this that the recent recovery was yet another false dawn, we believe Japan will overcome the temporary growth lull without falling back into recession and that this expansion will extend beyond 2006. We added to our holdings in developed Asia ex-Japan while trimming our positions in the emerging markets of the region and continue to have an overweight in the combined position. The emerging economies in Asia and elsewhere are likely to pick up some of the slack from the developed economies as they are in a more sound structural position than in the past and are transitioning from sources of global instability to more stable long-term growth engines, helped by the weak U.S. dollar and strong demand for raw materials from China.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.5%
-------------------------------------------------------------------
Apparel & Textile                                           2.1
-------------------------------------------------------------------
Banks                                                      11.2
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.6
-------------------------------------------------------------------
Communications                                             11.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.2
-------------------------------------------------------------------
Construction                                                1.5
-------------------------------------------------------------------
Consumer Durables                                           1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.4
-------------------------------------------------------------------
Drugs                                                       5.3
-------------------------------------------------------------------
Electronics                                                 2.3
-------------------------------------------------------------------
Energy & Services                                           9.6
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    7.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------
Insurance                                                   3.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   0.8
-------------------------------------------------------------------
Media & Entertainment                                       6.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate                                                 1.8
-------------------------------------------------------------------
Repurchase Agreements                                       2.0
-------------------------------------------------------------------
Retail                                                      5.4
-------------------------------------------------------------------
Software & Services                                         1.0
-------------------------------------------------------------------
Transportation                                              4.5
-------------------------------------------------------------------
Utilities                                                   1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United Kingdom                                             17.3%
-------------------------------------------------------------------
United States of America                                   15.3
-------------------------------------------------------------------
France                                                     15.0
-------------------------------------------------------------------
Japan                                                      14.1
-------------------------------------------------------------------
Germany                                                     8.1
-------------------------------------------------------------------
Netherlands                                                 5.3
-------------------------------------------------------------------
Switzerland                                                 5.0
-------------------------------------------------------------------
Canada                                                      4.9
-------------------------------------------------------------------
Hong Kong                                                   4.0
-------------------------------------------------------------------
Italy                                                       3.7
-------------------------------------------------------------------
Sweden                                                      2.8
-------------------------------------------------------------------
Taiwan                                                      2.4
-------------------------------------------------------------------
Ireland                                                     1.9
-------------------------------------------------------------------
South Korea                                                 1.7
-------------------------------------------------------------------
Belgium                                                     1.7
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.7
-------------------------------------------------------------------
Hungary                                                     0.7
-------------------------------------------------------------------
Austria                                                     0.7
-------------------------------------------------------------------
Egypt                                                       0.6
-------------------------------------------------------------------
Philippines                                                 0.5
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Thailand                                                    0.4
-------------------------------------------------------------------
Australia                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,122.58           $4.27
Hypothetical @          $1,000.00    $1,021.11           $4.06
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,119.92           $5.60
Hypothetical @          $1,000.00    $1,019.86           $5.33
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.80% and 1.05% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Small Company HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                               INTERNATIONAL SMALL COMPAY IA          CITIGROUP BROAD MARKET
                                                               -----------------------------          ----------------------
4/30/01                                                                    10000                              10000
                                                                           10356                              10051
                                                                            9781                               9730
                                                                            9610                               9365
                                                                            9631                               9388
                                                                            8374                               8233
                                                                            8926                               8554
                                                                            9559                               8875
12/01                                                                       9402                               8758
                                                                            9241                               8585
                                                                            9229                               8792
                                                                            9643                               9305
                                                                           10043                               9565
                                                                           10328                               9980
                                                                           10222                               9671
                                                                            9621                               9000
                                                                            9384                               8917
                                                                            8412                               8188
                                                                            8487                               8117
                                                                            8750                               8408
12/02                                                                       8924                               8345
                                                                            8673                               8223
                                                                            8635                               8207
                                                                            8611                               8157
                                                                            9629                               8834
                                                                           10403                               9576
                                                                           10562                              10030
                                                                           11039                              10357
                                                                           11564                              11015
                                                                           12315                              11642
                                                                           13064                              12443
                                                                           13114                              12432
12/03                                                                      13719                              13194
                                                                           14045                              13691
                                                                           14379                              14117
                                                                           14948                              14484
                                                                           14691                              14113
                                                                           14417                              14116
                                                                           14859                              14613
                                                                           14046                              14028
                                                                           13932                              14139
                                                                           14133                              14562
                                                                           14638                              15016
                                                                           15433                              16191
12/04                                                                      16047                              16992

    --- INTERNATIONAL SMALL        --- CITIGROUP BROAD MARKET
        COMPANY FUND                   EURO-PACIFIC <$2B INDEX
        $10,000 starting value         $10,000 starting value
        $16,047 ending value           $16,992 ending value

CITIGROUP BROAD MARKET EURO-PACIFIC <$2B INDEX is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion, representing roughly the bottom 20% of the world equity market by size. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                SINCE
                                    1 YEAR    INCEPTION
------------------------------------------------------------
International Small Company IA      16.96%     13.74%
------------------------------------------------------------
International Small Company IB      16.67%     13.48%
------------------------------------------------------------
Citigroup Broad Market <$2b
  Euro-Pacific Index                28.79%     15.52%
------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Small Company HLS Fund, Class IA returned 16.96% for the year ended December 31, 2004. The Fund underperformed the Lipper International Core VA-UF Average, which returned 17.93% and the S&P/Citigroup Extended Market Euro-Pacific Index, which returned 28.79% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's posture in the context of the market during much of the twelve-month period negatively impacted performance. The Fund's long-term growth bias, contrarian style and its propensity to take risk have not helped in a period dominated by value stocks, momentum investing and low risk. While stock selection relative to the benchmark has not contributed positively over the period under discussion, we are confident that, over time, stock selection, rather than sector, cap or style rotation, will continue to be the driver of our success.

Within our benchmark, Energy, Utilities and Health Care sectors advanced the most during the annual period, while Information Technology and Telecommunication Services posted more modest gains.

Stock selection relative to our benchmark was weakest within Industrials, Consumer Discretionary and Health Care sectors. On an absolute basis, Far East Pharmaceutical Technology Co., Ltd. (drugs), Alstom (utilities) and Equant N.V. (software & services) were the greatest detractors from performance. Our small position in Far East Pharmaceutical Technology Co., Ltd., a manufacturer of OTC drugs for the Chinese market, declined substantially and halted trading on news of a legal matter involving the Chairman. As of the end of the period, we no longer held the stock in the Fund. Alstom, a French power and railway equipment company, fell on restructuring issues, but has now succeeded in securing new financing and we continue to believe in the long term prospects of the company. Lastly, Equant N.V. was dragged down following earnings disappointments across its industry. However, we feel the company is positioned well relative to the industry and we continued to hold the stock at the end of the period.

The Fund's sector exposure is fallout of our bottom-up investment approach. Given the environment over the past twelve months, overweight allocations to Health Care, Industrials and Consumer Discretionary sectors positively impacted performance, while an overweight position in the weak performing Information Technology sector and an underweight in the strong performing Utilities sector more than offset these results.

The Fund's benchmark-relative performance was positively impacted by stock selection in the Information Technology, Financials and Consumer Staples sectors. On an absolute basis, several of our Consumer Discretionary, Financials and Industrials stocks were the leading contributors to performance. EMI Group (media & entertainment), a U.K. based music recording and publishing company, was a standout performer, which we later removed from the Fund. Joyo Bank (banks) and Industrial Bank of Korea (banks) were also additive to the Fund's advance, and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

remained in the Fund as of the end of the period. Within Industrials, Transportation companies Firstgroup PLC (transportation) and Easyjet PLC (transportation) were among the winners during the annual period.
WHAT IS YOUR OUTLOOK AND STRATEGY?
Key issues for equity markets in 2005 will revolve around the U.S. dollar, commodity prices, Chinese demand and supply issues and the U.S. consumer. These will determine how growth performs relative to value, how small caps perform against larger caps and how developed markets perform relative to emerging markets. If the U.S. dollar strengthens alongside rising interest rates we see the possibility of capital-intensive value stocks underperforming steady growth stocks. Current valuation levels would also support this reversal after five years of value out performance relative to growth. A stronger dollar would also benefit non-U.S. exporters and multinationals, which tend to be larger caps. In China, our base assumption is continued strong growth, but we are carefully monitoring its implications. These include policy tightening that is likely to ensue in 2005 in order to contain inflation, while potential currency appreciation against the U.S. dollar may also slow growth.

Given this outlook, we are positioned more towards exporters and dollar-exposed stocks, as these have lagged the rest of the domestic markets. We are also finding attractive opportunities in the mid-cap portion of our benchmark as the smallest end has performed extremely well over the last two years and appear more fully valued.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.2%
-------------------------------------------------------------------
Agriculture & Fishing                                       0.5
-------------------------------------------------------------------
Apparel & Textile                                           0.6
-------------------------------------------------------------------
Banks                                                       7.2
-------------------------------------------------------------------
Business Services                                           7.3
-------------------------------------------------------------------
Chemicals                                                   4.2
-------------------------------------------------------------------
Communications                                              3.1
-------------------------------------------------------------------
Computers & Office Equipment                                1.4
-------------------------------------------------------------------
Construction                                                5.1
-------------------------------------------------------------------
Consumer Non-Durables                                       2.1
-------------------------------------------------------------------
Consumer Services                                           0.8
-------------------------------------------------------------------
Drugs                                                       4.5
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 5.7
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Financial Services                                          2.8
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Forest & Paper Products                                     3.2%
-------------------------------------------------------------------
Health Services                                             0.8
-------------------------------------------------------------------
Insurance                                                   4.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               20.6
-------------------------------------------------------------------
Machinery                                                   6.8
-------------------------------------------------------------------
Media & Entertainment                                       4.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.6
-------------------------------------------------------------------
Real Estate                                                 0.9
-------------------------------------------------------------------
Repurchase Agreements                                       4.1
-------------------------------------------------------------------
Retail                                                      1.3
-------------------------------------------------------------------
Software & Services                                         9.9
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
Utilities                                                   0.2
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   24.7%
-------------------------------------------------------------------
Japan                                                      24.3
-------------------------------------------------------------------
United Kingdom                                             21.4
-------------------------------------------------------------------
France                                                     10.8
-------------------------------------------------------------------
Italy                                                       7.6
-------------------------------------------------------------------
Netherlands                                                 5.9
-------------------------------------------------------------------
Germany                                                     5.2
-------------------------------------------------------------------
Switzerland                                                 3.6
-------------------------------------------------------------------
South Korea                                                 2.7
-------------------------------------------------------------------
Australia                                                   2.6
-------------------------------------------------------------------
Sweden                                                      2.2
-------------------------------------------------------------------
New Zealand                                                 2.0
-------------------------------------------------------------------
Greece                                                      2.0
-------------------------------------------------------------------
Denmark                                                     2.0
-------------------------------------------------------------------
China                                                       1.5
-------------------------------------------------------------------
Spain                                                       1.1
-------------------------------------------------------------------
Singapore                                                   0.9
-------------------------------------------------------------------
Finland                                                     0.9
-------------------------------------------------------------------
Hong Kong                                                   0.8
-------------------------------------------------------------------
Mexico                                                      0.6
-------------------------------------------------------------------
Brazil                                                      0.2
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,074.52           $5.58
Hypothetical @          $1,000.00    $1,019.76           $5.43
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,071.96           $6.87
Hypothetical @          $1,000.00    $1,018.50           $6.70
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 1.07% and 1.32% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 7/14/97 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                         MIDCAP IA                     S&P MIDCAP 400 INDEX
                                                                         ---------                     --------------------
7/14/97                                                                    10000                              10000
                                                                           10337                              10465
                                                                           10248                              10453
                                                                           10952                              11053
                                                                           10517                              10573
                                                                           10936                              10730
12/97                                                                      11381                              11146
                                                                           11126                              10934
                                                                           12262                              11839
                                                                           12881                              12373
                                                                           13202                              12598
                                                                           12728                              12032
                                                                           13389                              12108
                                                                           13183                              11639
                                                                           10612                               9474
                                                                           11227                              10358
                                                                           12180                              11283
                                                                           12953                              11846
12/98                                                                      14406                              13276
                                                                           14746                              12759
                                                                           14103                              12092
                                                                           15300                              12430
                                                                           16516                              13409
                                                                           16690                              13468
                                                                           17874                              14190
                                                                           17362                              13888
                                                                           17133                              13412
                                                                           16759                              12998
                                                                           17736                              13661
                                                                           18731                              14378
12/99                                                                      21869                              15232
                                                                           21856                              14802
                                                                           25333                              15839
                                                                           26893                              17163
                                                                           25310                              16563
                                                                           23972                              16358
                                                                           26354                              16598
                                                                           26568                              16860
                                                                           29507                              18742
                                                                           29124                              18615
                                                                           28792                              17983
                                                                           25456                              16627
12/00                                                                      27427                              17898
                                                                           27844                              18297
                                                                           26249                              17254
                                                                           24036                              15972
                                                                           26311                              17734
                                                                           26757                              18147
                                                                           26693                              18075
                                                                           26158                              17805
                                                                           24951                              17223
                                                                           22032                              15081
                                                                           23455                              15749
                                                                           25405                              16921
12/01                                                                      26435                              17794
                                                                           25983                              17703
                                                                           26157                              17724
                                                                           27610                              18991
                                                                           27277                              18903
                                                                           27441                              18584
                                                                           25748                              17224
                                                                           23072                              15553
                                                                           22947                              15632
                                                                           20977                              14372
                                                                           22090                              14995
                                                                           24190                              15863
12/02                                                                      22676                              15211
                                                                           22365                              14767
                                                                           22144                              14415
                                                                           22311                              14537
                                                                           24211                              15592
                                                                           26307                              16884
                                                                           26468                              17100
                                                                           26779                              17706
                                                                           28015                              18510
                                                                           27462                              18226
                                                                           29849                              19604
                                                                           30391                              20287
12/03                                                                      31218                              20630
                                                                           31942                              21077
                                                                           32251                              21583
                                                                           32083                              21674
                                                                           31175                              20963
                                                                           31627                              21398
                                                                           32388                              21885
                                                                           30812                              20864
                                                                           30781                              20809
                                                                           32208                              21425
                                                                           32896                              21768
                                                                           34905                              23064
12/04                                                                      36349                              24030

    --- MIDCAP FUND                --- S&P MIDCAP 400 INDEX
        $10,000 starting value         $10,000 starting value
        $36,349 ending value           $24,030 ending value

S&P MIDCAP 400 INDEX is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                SINCE
                          1 YEAR    5 YEAR    INCEPTION
------------------------------------------------------------
MidCap IA                 16.44%    10.70%     18.86%
------------------------------------------------------------
MidCap IB(3)              16.15%    10.46%     18.59%
------------------------------------------------------------
S&P MidCap 400 Index      16.48%     9.55%     12.38%**
------------------------------------------------------------

 ** Return is from 6/30/97.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford MidCap HLS Fund, Class IA returned 16.44% for the year ended December 31, 2004. The Fund underperformed both the S&P MidCap 400 Index, which returned 16.48% and the Lipper Mid Cap Core VA-UF Average, which returned 16.51% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets generally performed well over the trailing twelve-months, although the climb was somewhat volatile. Small-cap stocks bested large-caps again in 2004, extending their run of outperformance to six consecutive years. Within the S&P MidCap 400, Energy and Materials were the best-performing sectors for the year, while Information Technology was the lone sector to register a negative return.

Overall stock selection, and selection within Information Technology and Financials in particular, was additive to relative performance. Within Information Technology, strong performers included Network Appliance, Inc. (communications) and VeriSign, Inc. (software & services). Network Appliance, Inc. rose sharply on solid revenue, earnings growth and guidance. Shares of internet registrar VeriSign, Inc. appreciated in conjunction with solid results from its Jamba! acquisition which enables the company to deploy wireless content globally. The top contributor to the Fund for the year, Countrywide Financial Corp. (banks), is also the Fund's top performer for the trailing two years. However, shares of the mortgage financier slumped in the recent quarter as its earnings were pressured by slowing mortgage demand and compressed production margins. In addition, Energy holdings XTO Energy, Inc. (energy & services) and EOG Resources, Inc. (energy & services) advanced on robust earnings stemming from relatively high natural gas prices.

The Fund was hurt by unfavorable stock selection within the Industrials and Health Care sectors. Within Industrials, postsecondary educator Career Education Corp. (education) fell on litigation and regulatory concerns, and AMR Corp. (transportation) was pressured by competition from low-cost carriers and rising jet fuel costs. Within Health Care, pharmaceutical stocks Millennium Pharmaceuticals, Inc. (drugs), Watson Pharmaceuticals, Inc. (drugs) and King Pharmaceuticals, Inc. (drugs) each fell during the period. Shares of Millennium Pharmaceuticals, Inc. were negatively impacted by sluggish revenue trends for its Velcade cancer treatment. Watson Pharmaceuticals, Inc. noted sluggish sales of its branded products, and King Pharmaceuticals, Inc. posted weak earnings due to an inventory draw down and fears of generic competition.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We anticipate that economic growth in the U.S. will moderate as the Federal Reserve maintains its policy of measured rate increases to ward off a further pick-up in inflation. Fiscal stimulus will also be less generous in 2005, but we expect U.S. multinational corporations to begin unleashing some of the excess cash from their balance sheets. As of the end of the period, the Fund held overweights in the Industrials, Telecommunication Services, and Consumer Discretionary sectors and underweights in the Utilities, Health Care and Consumer Staples sectors.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.7%
-------------------------------------------------------------------
Apparel & Textile                                           1.9
-------------------------------------------------------------------
Banks                                                       9.5
-------------------------------------------------------------------
Business Services                                           4.3
-------------------------------------------------------------------
Chemicals                                                   1.9
-------------------------------------------------------------------
Communications                                              6.2
-------------------------------------------------------------------
Computers & Office Equipment                                2.1
-------------------------------------------------------------------
Construction                                                3.8
-------------------------------------------------------------------
Consumer Durables                                           3.1
-------------------------------------------------------------------
Consumer Non-Durables                                       1.4
-------------------------------------------------------------------
Drugs                                                       4.4
-------------------------------------------------------------------
Education                                                   2.5
-------------------------------------------------------------------
Electronics                                                 1.4
-------------------------------------------------------------------
Energy & Services                                           8.6
-------------------------------------------------------------------
Financial Services                                          3.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.1
-------------------------------------------------------------------
Forest & Paper Products                                     1.7
-------------------------------------------------------------------
Health Services                                             1.0
-------------------------------------------------------------------
Hotels & Gaming                                             1.8
-------------------------------------------------------------------
Insurance                                                   6.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.1
-------------------------------------------------------------------
Machinery                                                   2.9
-------------------------------------------------------------------
Media & Entertainment                                       3.2
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.9
-------------------------------------------------------------------
Real Estate Investment Trust                                1.8
-------------------------------------------------------------------
Repurchase Agreements                                       1.8
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                2.5
-------------------------------------------------------------------
Retail                                                      4.4
-------------------------------------------------------------------
Software & Services                                         9.9
-------------------------------------------------------------------
Transportation                                              4.6
-------------------------------------------------------------------
Utilities                                                   2.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,118.78           $3.73
Hypothetical @          $1,000.00    $1,021.62           $3.56
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,116.12           $5.05
Hypothetical @          $1,000.00    $1,020.36           $4.82
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.70% and 0.95% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap Value HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                      MIDCAP VALUE IA                RUSSELL 2500 VALUE INDEX
                                                                      ---------------                ------------------------
4/30/01                                                                    10000                              10000
                                                                           10092                              10307
                                                                           10139                              10406
                                                                            9950                              10337
                                                                            9640                              10248
                                                                            8234                               9111
                                                                            8476                               9306
                                                                            9208                              10022
12/01                                                                       9959                              10593
                                                                           10012                              10690
                                                                           10207                              10823
                                                                           10776                              11493
                                                                           10790                              11690
                                                                           10597                              11498
                                                                           10032                              11092
                                                                            8968                               9809
                                                                            8972                               9862
                                                                            8014                               9055
                                                                            8404                               9184
                                                                            9100                               9854
12/02                                                                       8663                               9546
                                                                            8472                               9258
                                                                            8271                               9030
                                                                            8229                               9091
                                                                            9000                               9915
                                                                            9831                              10832
                                                                            9936                              11026
                                                                           10296                              11505
                                                                           10798                              11968
                                                                           10749                              11883
                                                                           11472                              12791
                                                                           11880                              13313
12/03                                                                      12413                              13836
                                                                           12629                              14284
                                                                           12875                              14574
                                                                           12865                              14690
                                                                           12426                              13921
                                                                           12653                              14201
                                                                           13178                              14765
                                                                           12606                              14171
                                                                           12411                              14349
                                                                           12865                              14802
                                                                           13155                              15070
                                                                           13885                              16302
12/04                                                                      14436                              16821

    --- MIDCAP VALUE FUND          --- RUSSELL 2500 VALUE INDEX
        $10,000 starting value         $10,000 starting value
        $14,436 ending value           $16,821 ending value

RUSSELL 2500 VALUE INDEX is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                SINCE
                                    1 YEAR    INCEPTION
------------------------------------------------------------
MidCap Value IA                     16.30%     10.51%
------------------------------------------------------------
MidCap Value IB                     16.01%     10.26%
------------------------------------------------------------
Russell 2500 Value Index            21.58%     15.21%
------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford MidCap Value HLS Fund, Class IA returned 16.30% for the year ended December 31, 2004. The Fund underperformed both the Lipper Mid Cap Value VA-UF Average, which returned 18.91% over the same period the Russell 2500 Value Index, which returned 21.58% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, U.S. equities posted positive returns supporting the Fund's strong absolute return for the period. Both mid cap and small cap stocks out performed larger cap stocks during the period. Value stocks continued to outperform growth during the period, driven by the relative strength of sectors like Consumer Discretionary, Industrials, Materials and Energy, while the Information Technology sector lagged.

The Fund has a somewhat higher average market cap than the benchmark. This larger cap-bias hindered the Fund's relative performance. Additionally, poor stock selection within Financials, Information Technology, Industrials and Consumer Discretionary also detracted from performance. We moved to an overweight position in Information Technology earlier in the year, buying into weakness in semiconductor and semiconductor capital equipment stocks. We were clearly too early, as worldwide demand for electronics, while still healthy, has cooled a bit. Short-sighted investors are treating the stocks as if we face a downturn as severe as that which followed the bursting of the tech bubble four years ago. It is our view that the industry's quick response to pare inventories ensures a relatively short correction and an extended up-cycle over the next couple of years. We have maintained our overweight in the group as the upside from current levels should be very rewarding. Within Financials, Converium Holding AG (consumer services), a European re-insurer announced significant U.S. reserve shortfalls which led to a very dilutive equity offering and a loss of confidence by investors. The position was eliminated. Additionally, we were hurt by continued very strong performance in Real Estate Investment Trusts (where we were significantly underweight relative to the benchmark). This group is significantly overvalued by our standards and is ripe for correction.

Partially offsetting the under performance was strong stock selection within Consumer Staples, Utilities, Materials and Telecommunications & Media. While the Fund does not employ a "top-down" focus, at the margin, the Fund's overweight in Energy also added to performance. Among the top contributors to returns were IMC Global, Inc. (food, beverage & tobacco), Bunge Ltd. (food, beverage & tobacco), and TXU Corp. (utilities). Bunge Ltd. and IMC Global, Inc. (now renamed Mosaic Company following a merger with Cargill's fertilizer business) were held in the Fund at period end. TXU Corp. was sold during the period.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect 2005 to be a year of modest economic growth. We think real GDP will be around 3% globally this year, down from 4% in 2004. The U.S. consumer remains in reasonably healthy shape, but won't have the incremental stimuli of tax cuts and cash out refinancing that boosted spending the last couple of years. We think U.S. interest rates will move gradually higher, which should take some steam out of the housing sector. If homeowners aren't building up further wealth in their houses, we should see a tick up

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

in the traditional savings rate. Consumption should slow from 3.8% in the last 18 months, to 3% or so. The Fed has made it clear that inflationary pressures are real and they don't intend to stop pushing short rates up anytime soon, so we now look for the Federal Reserve Funds rate to hit 3% by year end. We are looking for companies who have enough pricing power to offset their cost pressures and protect their margins.
In light of this outlook, we do not intend to push further the pro-cyclical stance we have had in the portfolio. We are especially keen to uncover value in less cyclical sectors like Health Care and Consumer Staples, as we have with our generic pharmaceuticals. We are most underweight in Real Estate Investment Trusts, which are overvalued along with other high yield segments of the market. We are cautious on banks given tepid growth prospects and a relatively flat yield curve. We are most overweight in Information Technology as we believe there will be a further leg up in the group as chip inventories are worked through and orders begin to improve. We will look to take profits as the stocks move up. We are also overweight Consumer Discretionary but have made some sub-sector shifts within this group. We have sold our homebuilders, have bought restaurants (which are a relatively more stable area of spending), and have taken advantage of weakness among the automotive suppliers in response to efforts by the auto makers to reduce inventories.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           0.8%
-------------------------------------------------------------------
Banks                                                       7.7
-------------------------------------------------------------------
Business Services                                           5.3
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              0.8
-------------------------------------------------------------------
Construction                                                1.2
-------------------------------------------------------------------
Consumer Durables                                           2.6
-------------------------------------------------------------------
Consumer Non-Durables                                       4.4
-------------------------------------------------------------------
Drugs                                                       3.1
-------------------------------------------------------------------
Electrical Equipment                                        1.8
-------------------------------------------------------------------
Electronics                                                10.0
-------------------------------------------------------------------
Energy & Services                                           5.6
-------------------------------------------------------------------
Exchange Traded Funds                                       1.6
-------------------------------------------------------------------
Financial Services                                          1.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.7
-------------------------------------------------------------------
Forest & Paper Products                                     4.5
-------------------------------------------------------------------
Health Services                                             1.1
-------------------------------------------------------------------
Insurance                                                  10.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               13.4
-------------------------------------------------------------------
Machinery                                                   4.3
-------------------------------------------------------------------
Media & Entertainment                                       1.6
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.2%
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.2
-------------------------------------------------------------------
Real Estate                                                 1.0
-------------------------------------------------------------------
Repurchase Agreements                                       3.6
-------------------------------------------------------------------
Retail                                                      7.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  3.2
-------------------------------------------------------------------
Transportation                                              5.7
-------------------------------------------------------------------
Utilities                                                   5.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,091.53           $4.15
Hypothetical @          $1,000.00    $1,021.17           $4.01
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,088.87           $5.46
Hypothetical @          $1,000.00    $1,019.91           $5.28
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.79% and 1.04% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Mortgage Securities HLS Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                 LEHMAN BROTHERS MORTGAGE BACKED
                                                                   MORTGAGE SECURITIES IA                SECURITIES INDEX
                                                                   ----------------------        -------------------------------
12/31/94                                                                   10000                              10000
                                                                           10202                              10214
                                                                           10439                              10475
                                                                           10497                              10524
                                                                           10627                              10674
                                                                           10976                              11010
                                                                           11045                              11073
                                                                           11040                              11092
                                                                           11153                              11207
                                                                           11242                              11305
                                                                           11357                              11406
                                                                           11484                              11536
12/95                                                                      11617                              11680
                                                                           11700                              11768
                                                                           11602                              11671
                                                                           11550                              11628
                                                                           11516                              11596
                                                                           11479                              11562
                                                                           11618                              11721
                                                                           11657                              11764
                                                                           11673                              11764
                                                                           11856                              11961
                                                                           12087                              12196
                                                                           12267                              12370
12/96                                                                      12206                              12305
                                                                           12283                              12397
                                                                           12314                              12438
                                                                           12209                              12321
                                                                           12398                              12517
                                                                           12508                              12640
                                                                           12644                              12787
                                                                           12886                              13028
                                                                           12857                              12997
                                                                           13015                              13162
                                                                           13155                              13308
                                                                           13189                              13352
12/97                                                                      13306                              13473
                                                                           13439                              13607
                                                                           13457                              13636
                                                                           13509                              13694
                                                                           13585                              13772
                                                                           13689                              13863
                                                                           13752                              13929
                                                                           13825                              14000
                                                                           13966                              14127
                                                                           14115                              14297
                                                                           14082                              14279
                                                                           14149                              14350
12/98                                                                      14200                              14411
                                                                           14288                              14514
                                                                           14242                              14456
                                                                           14331                              14553
                                                                           14393                              14620
                                                                           14295                              14539
                                                                           14232                              14487
                                                                           14159                              14389
                                                                           14173                              14389
                                                                           14381                              14622
                                                                           14435                              14706
                                                                           14451                              14714
12/99                                                                      14416                              14678
                                                                           14321                              14551
                                                                           14463                              14720
                                                                           14603                              14881
                                                                           14609                              14891
                                                                           14631                              14898
                                                                           14899                              15216
                                                                           14988                              15314
                                                                           15193                              15546
                                                                           15336                              15707
                                                                           15425                              15820
                                                                           15677                              16058
12/00                                                                      15898                              16317
                                                                           16121                              16571
                                                                           16217                              16666
                                                                           16314                              16762
                                                                           16308                              16786
                                                                           16384                              16897
                                                                           16411                              16933
                                                                           16700                              17234
                                                                           16824                              17386
                                                                           17040                              17646
                                                                           17264                              17890
                                                                           17145                              17725
12/01                                                                      17090                              17658
                                                                           17232                              17822
                                                                           17388                              18024
                                                                           17221                              17834
                                                                           17527                              18171
                                                                           17641                              18303
                                                                           17759                              18454
                                                                           17977                              18665
                                                                           18132                              18812
                                                                           18290                              18945
                                                                           18312                              19018
                                                                           18314                              19004
12/02                                                                      18484                              19203
                                                                           18554                              19249
                                                                           18656                              19378
                                                                           18644                              19380
                                                                           18715                              19461
                                                                           18756                              19476
                                                                           18761                              19508
                                                                           18379                              19143
                                                                           18502                              19279
                                                                           18768                              19606
                                                                           18717                              19538
                                                                           18770                              19579
12/03                                                                      18907                              19788
                                                                           19043                              19913
                                                                           19193                              20080
                                                                           19274                              20169
                                                                           18951                              19810
                                                                           18898                              19766
                                                                           19020                              19940
                                                                           19193                              20119
                                                                           19470                              20429
                                                                           19512                              20460
                                                                           19657                              20626
                                                                           19566                              20574
12/04                                                                      19686                              20718

    --- MORTGAGE SECURITIES FUND    --- LEHMAN BROTHERS MORTGAGE
        $10,000 starting value          BACKED SECURITIES INDEX
        $19,686 ending value            $10,000 starting value
                                        $20,718 ending value

LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                             1 YEAR    5 YEAR    10 YEAR
-------------------------------------------------------------
Mortgage Securities IA       4.12%     6.43%      7.01%
-------------------------------------------------------------
Mortgage Securities IB(3)    3.86%     6.20%      6.75%
-------------------------------------------------------------
Lehman Mortgage Backed
  Securities Index           4.70%     7.14%      7.56%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

CHRISTOPHER HANLON, CFA
Senior Vice President
RUSSELL REGENAUER, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Mortgage Securities HLS Fund, Class IA returned 4.12% for the year ended December 31, 2004. The Fund outperformed the Lipper U.S. Mortgage VA-UF Average, which returned 3.61% over the same period. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index, which returned 4.70% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The year 2004 was a positive year for the mortgage market. The Lehman Brothers Mortgage Index outperformed Treasuries by 142 basis points over the course of the year. Within Asset Backed Securities (ABS) equity loans outperformed Treasuries by 271 basis points. Commercial Mortgage Backed Securities (CMBS) outperformed Treasuries by 118 basis points, but still lagged mortgages by 24 basis points.

Prepayments were fairly stable 2004, with the exception of a period during in the spring. At that time, the ten year Treasury fell to 3.68%, causing a spike in prepayments. For the majority of 2004, though, the stable environment led to solid performance and higher yields with higher interest income and slower prepayments on premium mortgages.

Duration positioning was a slight drag on performance. We began the year just short of the index in anticipation of rising rates and shortened duration further in the second quarter. During the summer rates declined and the economy entered a "soft patch", causing performance to suffer. Duration was brought back to neutral the index by the end of the third quarter. During the fourth quarter, duration was shortened again as interest rates increased over the quarter on evidence the economy has moved out of the "soft patch".

During the first part of the year, the Fund benefited from allocations to high quality Asset Backed Securities (particularly home equity loans) and from an overweight to less pre-payment sensitive sectors such as Commercial Mortgage Backed Securities. On strong demand, lower prepayment rates and dropping volatility, mortgage backed securities (MBS) outperformed all other investment grade asset classes during the first quarter and allocations way from mortgage backed securities hurt performance. As the summer soft patch took hold, though, the Fund's allocations away from MBS to other structured products helped performance, as did the judicious security selection within MBS. During the fourth quarter, mortgaged backed securities once again showed strong performance and allocations away from that sector and into other structured products such as CMBS and ABS detracted from performance as higher yielding securities outperformed.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to improve in response to the easy monetary policy environment. Recent comments from the Federal Reserve indicate increased concern over inflationary pressures and the Federal Reserve still appears committed to a measured pace of tightening. Rates should drift higher and the curve should continue to flatten longer term.

MBS securities are more fully valued than they have been in a while, but should continue to do well in a gradually rising rate

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

environment. The Fund will also maintain its allocations to ABS and CMBS, which should outperform MBS during large changes in interest rates.

The Fund's duration will be flat to short the duration of the Lehman Mortgage-Backed Index and will favor securities that perform well in an unchanged to rising interest rate environment, such as current coupon and premium mortgage pass-throughs.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     18.4%
-------------------------------------------------------------------
Federal National Mortgage Association                      42.4
-------------------------------------------------------------------
Financial Services                                         24.3
-------------------------------------------------------------------
Government National Mortgage Association                   13.7
-------------------------------------------------------------------
Repurchase Agreements                                       8.6
-------------------------------------------------------------------
U.S. Treasury Notes                                         0.7
-------------------------------------------------------------------
Other Assets and Liabilities                               (8.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        22.0%
-------------------------------------------------------------------
Interest Only                                               2.3
-------------------------------------------------------------------
Short-Term Securities                                       8.6
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         75.2
-------------------------------------------------------------------
Other Assets and Liabilities                               (8.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                        99.9%
-------------------------------------------------------------------
Aa                                                          4.8
-------------------------------------------------------------------
A                                                           2.6
-------------------------------------------------------------------
Baa                                                         0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (8.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,032.54           $2.50
Hypothetical @          $1,000.00    $1,022.67           $2.49
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,029.98           $3.78
Hypothetical @          $1,000.00    $1,021.42           $3.76
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.49% and 0.74% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Small Company HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 8/9/96 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                      SMALL COMPANY IA              RUSSELL 2000 GROWTH INDEX
                                                                      ----------------              -------------------------
8/9/96                                                                     10000                              10000
                                                                           10235                              10231
                                                                           10824                              10758
                                                                           10489                              10294
                                                                           10748                              10580
12/96                                                                      10715                              10786
                                                                           10746                              11056
                                                                           10551                              10388
                                                                            9995                               9655
                                                                           10088                               9543
                                                                           11180                              10978
                                                                           11837                              11350
                                                                           12344                              11931
                                                                           12618                              12290
                                                                           13849                              13270
                                                                           13000                              12473
                                                                           12776                              12176
12/97                                                                      12684                              12183
                                                                           12278                              12020
                                                                           13679                              13081
                                                                           14252                              13630
                                                                           14393                              13714
                                                                           13644                              12717
                                                                           13812                              12847
                                                                           13320                              11774
                                                                           10141                               9056
                                                                           11089                               9975
                                                                           11903                              10495
                                                                           12687                              11309
12/98                                                                      14158                              12332
                                                                           14855                              12887
                                                                           13262                              11708
                                                                           14418                              12125
                                                                           15618                              13196
                                                                           15939                              13217
                                                                           17278                              13913
                                                                           17252                              13483
                                                                           16888                              12979
                                                                           17273                              13229
                                                                           17855                              13568
                                                                           19799                              15002
12/99                                                                      23479                              17647
                                                                           22718                              17482
                                                                           26757                              21550
                                                                           26280                              19285
                                                                           23954                              17338
                                                                           21282                              15820
                                                                           24332                              17863
                                                                           22311                              16332
                                                                           24101                              18050
                                                                           23057                              17153
                                                                           21645                              15761
                                                                           18988                              12899
12/00                                                                      20398                              13689
                                                                           19545                              14797
                                                                           17404                              12768
                                                                           15919                              11608
                                                                           18101                              13029
                                                                           17880                              13330
                                                                           18168                              13694
                                                                           17203                              12526
                                                                           16487                              11743
                                                                           13882                               9849
                                                                           15019                              10796
                                                                           16466                              11697
12/01                                                                      17355                              12425
                                                                           17078                              11983
                                                                           16291                              11208
                                                                           17512                              12182
                                                                           17082                              11918
                                                                           16417                              11222
                                                                           15303                              10270
                                                                           12822                               8691
                                                                           12568                               8687
                                                                           12055                               8060
                                                                           12494                               8468
                                                                           13268                               9307
12/02                                                                      12109                               8665
                                                                           11795                               8429
                                                                           11581                               8204
                                                                           11986                               8328
                                                                           13251                               9116
                                                                           14712                              10143
                                                                           15179                              10339
                                                                           16255                              11120
                                                                           17061                              11718
                                                                           16466                              11421
                                                                           18004                              12408
                                                                           18517                              12812
12/03                                                                      18874                              12870
                                                                           19649                              13546
                                                                           19685                              13525
                                                                           20076                              13588
                                                                           19042                              12906
                                                                           19394                              13163
                                                                           19831                              13601
                                                                           18202                              12380
                                                                           17443                              12113
                                                                           18800                              12783
                                                                           19157                              13094
                                                                           20271                              14200
12/04                                                                      21173                              14711

    --- SMALL COMPANY FUND     --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting           $10,000 starting value
        value                      $14,711 ending value
        $21,173 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                               SINCE
                           1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Small Company IA           12.18%   -2.05%     9.34%
-----------------------------------------------------------
Small Company IB(3)        11.90%   -2.26%     9.11%
-----------------------------------------------------------
Russell 2000 Growth Index  14.31%   -3.57%   4.69%**
-----------------------------------------------------------

 ** Return is from 7/31/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Small Company HLS Fund, Class IA returned 12.18% for the year ended December 31, 2004. The Fund outperformed the Lipper Small Cap Core VA-UF Average, which returned 11.63% over the same period. The Fund underperformed the Russell 2000 Growth Index, which returned 14.31% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

All major equity indexes posted positive returns over the twelve month period. Small cap stocks continued to outperform large cap stocks and value stocks exceeded growth stocks. Within the Russell 2000 Growth Index, nine of ten sectors advanced. Energy, Materials and Industrials were the strongest performing sectors. The Utilities and Health Care sectors were relatively weak, while Information Technology was the only sector to decline during the twelve month period.

The Fund's performance trailed the benchmark due to unfavorable stock selection, primarily within Health Care, Consumer Discretionary and Materials sectors. For example, the Fund held greater-than-benchmark allocations to stocks such as NPS Pharmaceuticals, Inc. (drugs) and GrafTech International Ltd. (electronics), which declined.

Although Information Technology was the weakest area of the market, our stock selection within the sector contributed positively to benchmark-relative returns. In addition, holdings in Telecommunication Services and Energy favorably impacted relative performance. Leading contributors to the Fund's performance were American Tower Corp., Class A (communications), which, through its broad network of towers, has been successful at addressing the needs of wireless service providers and radio and television broadcast companies on a national basis. Crown Castle International Corp. (communications) also advanced significantly during the annual period. Lastly, another stand out performer during the period was Sirius Satellite Radio, Inc. (communications), a provider of satellite radio service. The sharp rise in the company's stock price over the past several months made its market capitalization too large for our investment universe and resulted in our sale of the position.

On an absolute basis, the Fund's Information Technology holdings were the greatest drag on performance. ON Semiconductor Corp. (electronics) and Sierra Wireless, Inc. (computers & office equipment) were the two greatest detractors from performance. We continued to own Sierra Wireless, Inc. as of the end of the period, but sold our position in ON Semiconductor Corp.

While the Fund's sector allocations are a fallout of our bottom-up investment process, we also benefited from sector positioning during the period. Specifically, underweight positions in the poor performing Information Technology sectors, as well as overweight positions in Telecommunications Services and Industrials were additive to the Fund's return.

WHAT IS YOUR OUTLOOK AND STRATEGY?

The U.S. is unlikely to escape the effects of a global slowdown, especially as the Federal Reserve continues to lift interest rates after five consecutive rises in 2004. The downdraft in the U.S. dollar also will spark concerns about inflation and the current account deficit, all leading to further Federal Reserve rate hikes in 2005. For the last three-to-six months, the Fund has been positioned for

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

slower economic growth, and thus underperformed the benchmark during 2004's year-end rally. We still expect 2005 will be a year of slower economic growth, marked by decelerating business investment and sluggish consumer spending.

Therefore, we will continue to focus on individual stock selection across all sectors. As of the end of the annual period, we are overweight Consumer Discretionary, Industrials and Materials sectors. The Fund's allocations to Information Technology, Health Care and Financials sectors are underweight relative to the benchmark.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           0.9%
-------------------------------------------------------------------
Banks                                                       1.9
-------------------------------------------------------------------
Business Services                                           3.4
-------------------------------------------------------------------
Communications                                             10.4
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Construction                                                2.2
-------------------------------------------------------------------
Consumer Durables                                           1.2
-------------------------------------------------------------------
Consumer Non-Durables                                       1.3
-------------------------------------------------------------------
Consumer Services                                           1.2
-------------------------------------------------------------------
Drugs                                                       7.7
-------------------------------------------------------------------
Education                                                   1.2
-------------------------------------------------------------------
Electrical Equipment                                        1.4
-------------------------------------------------------------------
Electronics                                                10.7
-------------------------------------------------------------------
Energy & Services                                           7.5
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.5
-------------------------------------------------------------------
Health Services                                             2.7
-------------------------------------------------------------------
Hotels & Gaming                                             1.6
-------------------------------------------------------------------
Insurance                                                   2.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.6
-------------------------------------------------------------------
Media & Entertainment                                       2.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.9
-------------------------------------------------------------------
Real Estate                                                 2.9
-------------------------------------------------------------------
Research & Testing Facilities                               3.1
-------------------------------------------------------------------
Retail                                                      7.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.5
-------------------------------------------------------------------
Software & Services                                         9.4
-------------------------------------------------------------------
Transportation                                             10.8
-------------------------------------------------------------------
Utilities                                                   0.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,063.93           $3.89
Hypothetical @          $1,000.00    $1,021.37           $3.81
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,061.27           $5.18
Hypothetical @          $1,000.00    $1,020.11           $5.08
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Growth HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                     SMALLCAP GROWTH IA             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
12/31/94                                                                   10000                              10000
                                                                            9915                               9797
                                                                           10329                              10249
                                                                           10390                              10548
                                                                           10626                              10707
                                                                           10628                              10847
                                                                           11570                              11595
                                                                           12623                              12499
                                                                           12685                              12653
                                                                           13193                              12913
                                                                           12788                              12278
                                                                           13133                              12820
12/95                                                                      12988                              13104
                                                                           12827                              12996
                                                                           13558                              13588
                                                                           13950                              13857
                                                                           15157                              14921
                                                                           15883                              15686
                                                                           15005                              14667
                                                                           13648                              12876
                                                                           14656                              13830
                                                                           15697                              14542
                                                                           14512                              13914
                                                                           14493                              14301
12/96                                                                      13981                              14580
                                                                           13827                              14944
                                                                           12264                              14042
                                                                           11305                              13051
                                                                           10977                              12900
                                                                           12832                              14839
                                                                           13209                              15342
                                                                           13933                              16128
                                                                           13608                              16612
                                                                           14512                              17938
                                                                           13879                              16860
                                                                           13850                              16458
12/97                                                                      14181                              16468
                                                                           13901                              16248
                                                                           15406                              17682
                                                                           16397                              18424
                                                                           16356                              18537
                                                                           15510                              17190
                                                                           16119                              17366
                                                                           14931                              15916
                                                                           11854                              12242
                                                                           12597                              13483
                                                                           13466                              14186
                                                                           15128                              15287
12/98                                                                      17183                              16670
                                                                           18431                              17420
                                                                           16125                              15826
                                                                           17359                              16390
                                                                           18011                              17837
                                                                           18179                              17866
                                                                           20586                              18807
                                                                           20964                              18225
                                                                           21437                              17544
                                                                           22371                              17882
                                                                           25568                              18340
                                                                           28644                              20279
12/99                                                                      35955                              23854
                                                                           36507                              23632
                                                                           50501                              29130
                                                                           45578                              26068
                                                                           38162                              23436
                                                                           32734                              21384
                                                                           40283                              24146
                                                                           37316                              22077
                                                                           44669                              24399
                                                                           42140                              23187
                                                                           38321                              21305
                                                                           27591                              17436
12/00                                                                      30533                              18503
                                                                           31012                              20001
                                                                           25419                              17259
                                                                           22864                              15690
                                                                           25087                              17611
                                                                           25086                              18019
                                                                           26046                              18510
                                                                           24176                              16931
                                                                           22610                              15874
                                                                           18448                              13313
                                                                           20318                              14593
                                                                           22601                              15811
12/01                                                                      24373                              16796
                                                                           23598                              16198
                                                                           22297                              15150
                                                                           24602                              16467
                                                                           23569                              16110
                                                                           21920                              15168
                                                                           19882                              13882
                                                                           17193                              11748
                                                                           17149                              11743
                                                                           15732                              10895
                                                                           16963                              11446
                                                                           18815                              12580
12/02                                                                      17345                              11712
                                                                           16783                              11394
                                                                           16035                              11090
                                                                           16243                              11257
                                                                           17747                              12323
                                                                           19828                              13711
                                                                           20346                              13976
                                                                           21733                              15032
                                                                           23235                              15840
                                                                           23255                              15439
                                                                           25016                              16773
                                                                           25657                              17319
12/03                                                                      26028                              17397
                                                                           27588                              18311
                                                                           27549                              18282
                                                                           27337                              18368
                                                                           26132                              17446
                                                                           26423                              17793
                                                                           27309                              18385
                                                                           25120                              16735
                                                                           24770                              16374
                                                                           26119                              17280
                                                                           26958                              17700
                                                                           28822                              19196
12/04                                                                      30044                              19886

    --- SMALLCAP GROWTH FUND    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value      $10,000 starting value
        $30,044 ending value        $19,886 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                           1 YEAR   5 YEAR   10 YEAR
---------------------------------------------------------
SmallCap Growth IA         15.43%   -3.53%   11.63%
---------------------------------------------------------
SmallCap Growth IB(2)      15.14%   -3.76%   11.35%
---------------------------------------------------------
Russell 2000 Growth Index  14.31%   -3.57%    7.12%
---------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President
JAMES RULLO, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Growth HLS Fund, Class IA returned 15.43% for the year ended December 31, 2004. The Fund outperformed both the Lipper Small Cap Growth VA-UF Average, which returned 11.63% and the Russell 2000 Growth Index, which returned 14.31% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. economy continued to demonstrate underlying strength throughout the twelve-month period, with an encouraging turn in employment and increased merger activity. Although higher energy prices, inflation, the geopolitical environment and a Federal Reserve telegraphing higher policy rates weighed on investors, indexes moved higher during the twelve-month period. Small cap stocks continued to lead large cap stocks, as the Russell 2000 Index gained 18.3% compared to the Russell 1000 Index gain of 11.4%. Value stocks, as measured by the Russell 2000 Value Index advanced 22.3% during the period, outperforming the of 14.3% rise in the Russell 2000 Growth Index. Within the Russell 2000 Growth Index, Energy, Materials and Industrials sectors appreciated the most. Utilities and Health Care were relatively weak, while Information Technology was the only sector to decline.

Stock selection, primarily within the Information Technology, Industrials and Materials sectors, drove the Fund's out performance relative to the benchmark. Leading contributors to absolute performance during the twelve-month period were Standard-Pacific Corp. (construction), WebEx Communications, Inc. (software & services), and Hyperion Solutions Corp. (software & services). Standard-Pacific Corp., one of the nation's largest homebuilders, benefited from an increase in new home orders within some of the strongest housing markets in the country.

Stock selection within Telecommunication Services and Energy were two areas of weakness relative to the benchmark during the twelve month period. On an absolute basis, the decline of Primus Telecommunications, Inc. (communications), ESS Technology, Inc. (electronics) and Ciphergen Biosystems, Inc. (research & testing facilities) were the leading detractors from performance. The share price of Primus Telecommunications, Inc., a global provider telecommunication services, declined when revenue and profitability growth fell short of expectations. The stock was eliminated from the Fund as of the end of the period. We continued to hold Ciphergen Biosystems, Inc. as of the end of the period, while eliminating our position ESS Technology, Inc.

While the Fund's sector allocations remain within a tight range relative to the Russell 2000 Growth Index, the Fund's positioning detracted from benchmark-relative returns at the margin. Specifically, a modest overweight in the worst performing sector, Information Technology, and a modest underweight in two of the best performing sectors, Energy and Industrials, detracted from relative performance.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

As 2005 begins, we forecast a moderation in global economic activity, albeit back to levels close to the long-term average world GDP growth. We anticipate a period of slower growth in the U.S. as consumption, investment, and exports show signs of deceleration from the world GDP growth highs attained in 2004. Although consumption spending was previously enhanced in the post-bubble period by tax cuts and cash-outs from mortgage refinancing, future consumer expenditures will be determined by employment gains, which are forecast to improve steadily. We remain focused on leveraging our research resources to build a diversified Fund that emphasizes stock selection.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.3%
-------------------------------------------------------------------
Apparel & Textile                                           3.2
-------------------------------------------------------------------
Banks                                                       4.7
-------------------------------------------------------------------
Business Services                                           6.8
-------------------------------------------------------------------
Chemicals                                                   0.3
-------------------------------------------------------------------
Communications                                              6.6
-------------------------------------------------------------------
Computers & Office Equipment                                1.3
-------------------------------------------------------------------
Construction                                                2.3
-------------------------------------------------------------------
Consumer Durables                                           1.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.4
-------------------------------------------------------------------
Consumer Services                                           0.3
-------------------------------------------------------------------
Drugs                                                       6.1
-------------------------------------------------------------------
Education                                                   0.7
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 6.3
-------------------------------------------------------------------
Energy & Services                                           3.3
-------------------------------------------------------------------
Exchange Traded Funds                                       1.0
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Forest & Paper Products                                     1.4
-------------------------------------------------------------------
Health Services                                             1.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   3.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.6
-------------------------------------------------------------------
Machinery                                                   2.9
-------------------------------------------------------------------
Media & Entertainment                                       1.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Repurchase Agreements                                       2.4
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                8.0
-------------------------------------------------------------------
Research & Testing Facilities                               4.8
-------------------------------------------------------------------
Retail                                                      4.2
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.0%
-------------------------------------------------------------------
Software & Services                                        16.8
-------------------------------------------------------------------
Transportation                                              5.0
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.2
-------------------------------------------------------------------
Utilities                                                   0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (12.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,096.93           $3.32
Hypothetical @          $1,000.00    $1,021.97           $3.20
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,094.38           $4.63
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.63% and 0.88% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          STOCK IA                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                   10000                              10000
                                                                           10160                              10259
                                                                           10626                              10659
                                                                           10950                              10973
                                                                           11155                              11295
                                                                           11534                              11746
                                                                           11827                              12019
                                                                           12223                              12417
                                                                           12268                              12446
                                                                           12814                              12972
                                                                           12569                              12924
                                                                           13244                              13492
12/95                                                                      13410                              13753
                                                                           13815                              14220
                                                                           14045                              14352
                                                                           14223                              14490
                                                                           14457                              14703
                                                                           14881                              15081
                                                                           14996                              15138
                                                                           14487                              14469
                                                                           14697                              14775
                                                                           15514                              15605
                                                                           15846                              16036
                                                                           17075                              17246
12/96                                                                      16677                              16905
                                                                           17726                              17960
                                                                           17814                              18102
                                                                           17204                              17359
                                                                           18202                              18394
                                                                           19295                              19512
                                                                           20356                              20387
                                                                           21833                              22007
                                                                           20446                              20775
                                                                           21526                              21911
                                                                           20824                              21179
                                                                           21728                              22160
12/97                                                                      21910                              22541
                                                                           22183                              22789
                                                                           23866                              24432
                                                                           25202                              25683
                                                                           25762                              25943
                                                                           25321                              25496
                                                                           26589                              26532
                                                                           26841                              26250
                                                                           22912                              22454
                                                                           23936                              23894
                                                                           26094                              25835
                                                                           27702                              27401
12/98                                                                      29244                              28980
                                                                           30141                              30191
                                                                           29465                              29253
                                                                           30798                              30423
                                                                           32077                              31601
                                                                           31078                              30856
                                                                           33062                              32569
                                                                           32118                              31552
                                                                           31728                              31395
                                                                           30928                              30534
                                                                           32614                              32465
                                                                           33083                              33125
12/99                                                                      35029                              35076
                                                                           33131                              33314
                                                                           32604                              32684
                                                                           35973                              35880
                                                                           34907                              34800
                                                                           34278                              34086
                                                                           34690                              34927
                                                                           34013                              34381
                                                                           35693                              36515
                                                                           34096                              34588
                                                                           34291                              34441
                                                                           32217                              31728
12/00                                                                      32562                              31884
                                                                           33432                              33014
                                                                           31090                              30006
                                                                           28962                              28106
                                                                           31094                              30287
                                                                           31353                              30490
                                                                           30008                              29749
                                                                           29665                              29456
                                                                           27614                              27614
                                                                           25691                              25385
                                                                           26316                              25870
                                                                           28370                              27854
12/01                                                                      28579                              28099
                                                                           27876                              27689
                                                                           27478                              27155
                                                                           28477                              28176
                                                                           26028                              26469
                                                                           25658                              26275
                                                                           23847                              24404
                                                                           22369                              22503
                                                                           22183                              22649
                                                                           19721                              20189
                                                                           21511                              21964
                                                                           23134                              23256
12/02                                                                      21649                              21890
                                                                           21084                              21319
                                                                           20668                              20999
                                                                           20754                              21203
                                                                           22344                              22948
                                                                           23441                              24155
                                                                           23791                              24464
                                                                           24391                              24896
                                                                           24712                              25380
                                                                           24315                              25111
                                                                           25604                              26530
                                                                           25843                              26763
12/03                                                                      27381                              28166
                                                                           27525                              28683
                                                                           27732                              29081
                                                                           27253                              28643
                                                                           26895                              28194
                                                                           27250                              28580
                                                                           27850                              29135
                                                                           26855                              28171
                                                                           26877                              28284
                                                                           26790                              28591
                                                                           26754                              29027
                                                                           27609                              30201
12/04                                                                      28522                              31229

    --- STOCK FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $28,522 ending value           $31,229 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Stock IA        4.17%   -4.03%   11.05%
---------------------------------------------
Stock IB(3)     3.91%   -4.23%   10.80%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IA returned 4.17% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. The Fund underperformed for the year due to poor relative stock selection and overweights in some of the weaker sectors.

During the year, the best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock. On the positive side, Bank of America Corp. (banks) benefited from credit gains and realized synergies from the Fleet acquisition.

Finally, large capitalization stocks continued to underperform small and mid capitalization stocks which also hurt relative performance during the year.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We believe that in 2005 the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.7%
-------------------------------------------------------------------
Business Services                                           1.3
-------------------------------------------------------------------
Chemicals                                                   1.7
-------------------------------------------------------------------
Communications                                              1.1
-------------------------------------------------------------------
Computers & Office Equipment                                4.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.5
-------------------------------------------------------------------
Drugs                                                      11.6
-------------------------------------------------------------------
Electronics                                                 8.4
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          1.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    6.3
-------------------------------------------------------------------
Hotels & Gaming                                             1.0
-------------------------------------------------------------------
Insurance                                                   5.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.0
-------------------------------------------------------------------
Machinery                                                   3.1
-------------------------------------------------------------------
Media & Entertainment                                       4.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Real Estate Investment Trust                                0.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.9
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
Retail                                                      4.4
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.2
-------------------------------------------------------------------
Software & Services                                         5.8
-------------------------------------------------------------------
Transportation                                              5.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,021.64           $2.49
Hypothetical @          $1,000.00    $1,022.67           $2.49
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,019.08           $3.76
Hypothetical @          $1,000.00    $1,021.42           $3.76
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.49% and 0.74% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford U.S. Government Securities HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                   LEHMAN BROTHERS INTERMEDIATE
                                                               U.S. GOVERNMENT SECURITIES IA          GOVERNMENT BOND INDEX
                                                               -----------------------------       ----------------------------
12/31/94                                                                   10000                              10000
                                                                           10216                              10163
                                                                           10444                              10359
                                                                           10510                              10416
                                                                           10647                              10537
                                                                           11038                              10834
                                                                           11126                              10903
                                                                           11066                              10909
                                                                           11220                              10998
                                                                           11331                              11072
                                                                           11511                              11194
                                                                           11691                              11330
12/95                                                                      11878                              11443
                                                                           11943                              11539
                                                                           11644                              11416
                                                                           11557                              11364
                                                                           11470                              11331
                                                                           11453                              11325
                                                                           11611                              11441
                                                                           11637                              11476
                                                                           11596                              11489
                                                                           11804                              11637
                                                                           12050                              11828
                                                                           12262                              11971
12/96                                                                      12140                              11906
                                                                           12182                              11952
                                                                           12203                              11971
                                                                           12062                              11902
                                                                           12248                              12037
                                                                           12350                              12131
                                                                           12494                              12235
                                                                           12809                              12460
                                                                           12704                              12413
                                                                           12894                              12548
                                                                           13062                              12695
                                                                           13100                              12723
12/97                                                                      13243                              12826
                                                                           13428                              12993
                                                                           13403                              12979
                                                                           13452                              13019
                                                                           13505                              13081
                                                                           13646                              13172
                                                                           13777                              13260
                                                                           13790                              13310
                                                                           14082                              13562
                                                                           14409                              13878
                                                                           14334                              13901
                                                                           14386                              13858
12/98                                                                      14418                              13912
                                                                           14480                              13975
                                                                           14188                              13783
                                                                           14265                              13874
                                                                           14311                              13912
                                                                           14163                              13827
                                                                           14108                              13848
                                                                           14058                              13849
                                                                           14043                              13868
                                                                           14215                              13988
                                                                           14234                              14016
                                                                           14219                              14026
12/99                                                                      14139                              13982
                                                                           14078                              13935
                                                                           14225                              14050
                                                                           14400                              14210
                                                                           14374                              14205
                                                                           14379                              14243
                                                                           14647                              14469
                                                                           14762                              14565
                                                                           14986                              14728
                                                                           15112                              14856
                                                                           15226                              14959
                                                                           15499                              15179
12/00                                                                      15809                              15446
                                                                           15993                              15651
                                                                           16153                              15795
                                                                           16228                              15909
                                                                           16139                              15858
                                                                           16200                              15923
                                                                           16230                              15974
                                                                           16570                              16273
                                                                           16741                              16418
                                                                           17049                              16769
                                                                           17329                              17030
                                                                           17084                              16828
12/01                                                                      16995                              16747
                                                                           17109                              16819
                                                                           17301                              16959
                                                                           17081                              16703
                                                                           17404                              17015
                                                                           17552                              17134
                                                                           17708                              17348
                                                                           18045                              17674
                                                                           18303                              17876
                                                                           18635                              18183
                                                                           18588                              18171
                                                                           18470                              18027
12/02                                                                      18819                              18360
                                                                           18834                              18320
                                                                           19069                              18527
                                                                           19053                              18531
                                                                           19141                              18583
                                                                           19416                              18875
                                                                           19393                              18844
                                                                           18747                              18386
                                                                           18823                              18420
                                                                           19177                              18819
                                                                           19051                              18634
                                                                           19076                              18636
12/03                                                                      19222                              18781
                                                                           19326                              18883
                                                                           19494                              19063
                                                                           19603                              19195
                                                                           19170                              18766
                                                                           19102                              18706
                                                                           19173                              18754
                                                                           19301                              18890
                                                                           19559                              19170
                                                                           19564                              19178
                                                                           19678                              19295
                                                                           19514                              19115
12/04                                                                      19620                              19219

    --- U.S. GOVERNMENT SECURITIES FUND    --- LEHMAN BROTHERS INTERMEDIATE
        $10,000 starting value                 GOVERNMENT INDEX
        $19,620 ending value                   $10,000 starting value
                                               $19,219 ending value

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                               1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
U.S. Government Securities
  IA                           2.07%    6.77%     6.97%
-------------------------------------------------------------
U.S. Government Securities
  IB(2)                        1.82%    6.51%     6.71%
-------------------------------------------------------------
Lehman Intermediate Gov't
  Bond Index                   2.33%    6.57%     6.75%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford U.S. Government Securities HLS Fund, Class IA returned 2.07% for the year ended December 31, 2004. The Fund underperformed both the Lehman Brothers Intermediate Government Bond Index, which returned 2.33% and the Lipper General U.S. Government VA-UF Average, which returned 3.92% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the first part of the year, Treasury rates moved modestly lower due to slow economic growth, as evidenced by weak employment data. During the second quarter, Treasury rates increased as economic data implied growth was taking hold. Economic indicators still provided a mixed picture in some areas and as a result we began a "soft patch" over the summer, which continued for much of the fall. Toward the end of the fourth quarter, however, the economy picked up again as reflected in both consumer and business sectors.

The Fund maintained a duration that was, for the most part, short of the index in anticipation of rising interest rates. While duration positioning did not add significant value to the Fund for much of the year (10 year Treasuries ended the year close to where they started), the short duration positioning helped Fund performance during the highly volatile month of April. Over the year the spread between 2 year and 10 year Treasuries flattened by 127 basis points, and benefited the Fund, which was positioned for a flatter yield curve.

Over the course of the year, the Fund benefited from being underweight both Treasuries and Agencies in favor of mortgage securities and government guaranteed Commercial Mortgage Backed Securities. We preferred these sectors as their yields offered relative value to Treasuries. Allocations to mortgages also enhanced portfolio performance, with the exception of April when mortgages performed poorly in reaction to the dramatic increase in rates.

As mortgage backed securities were a top performing sector in the investment grade arena, allocations away from mortgage backed securities detracted from performance.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to improve in response to a continued easy monetary policy environment. Recent comments from the Federal Reserve indicate increased concern over inflationary pressures and the Federal Reserve still appears committed to a measured pace of tightening. Rates should drift higher and the curve should continue to flatten longer term.

The Fund's duration will be flat to short the duration of the Lehman U.S. Intermediate Government Index and will favor securities that perform well in an unchanged to rising interest rate environment. A continued steep Treasury yield curve, with a trend toward higher rates, should lead to solid performance for mortgage backed securities, which have richened recently, but will continue to offer good diversification and total return potential within an overall government mandate. The Fund will also maintain its allocations to high quality commercial mortgage backed securities, which should outperform mortgage backed securities during large changes in interest rates. Although Federal National Mortgage Association recently issued $5 billion in preferred stock to help to shore up their capital position, uncertainty remains, as it is unlikely that Federal National Mortgage Association will have

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

audited financials for some time. Given the tight levels on Agency debt, it is likely that the Fund will maintain its underweight to this sector.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Bank                                     12.0%
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     13.1
-------------------------------------------------------------------
Federal National Mortgage Association                      23.3
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Government National Mortgage Association                    7.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               18.3
-------------------------------------------------------------------
Repurchase Agreements                                      17.4
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.5
-------------------------------------------------------------------
U.S. Inflation-Indexed Securities                           2.4
-------------------------------------------------------------------
U.S. Treasury Bonds                                         0.3
-------------------------------------------------------------------
U.S. Treasury Notes                                        28.7
-------------------------------------------------------------------
U.S. Treasury Strips                                        1.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (30.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         4.3%
-------------------------------------------------------------------
Short-Term Securities                                      35.7
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         90.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (30.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,020.94           $2.39
Hypothetical @          $1,000.00    $1,022.77           $2.39
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,018.38           $3.65
Hypothetical @          $1,000.00    $1,021.52           $3.66
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.47% and 0.72% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                          VALUE IA                   RUSSELL 1000 VALUE INDEX
                                                                          --------                   ------------------------
4/30/01                                                                    10000                              10000
                                                                           10116                              10225
                                                                           10070                               9998
                                                                           10103                               9977
                                                                            9795                               9577
                                                                            9140                               8903
                                                                            9130                               8826
                                                                            9720                               9339
12/01                                                                      10006                               9559
                                                                            9831                               9486
                                                                            9806                               9501
                                                                           10026                               9950
                                                                            9559                               9609
                                                                            9597                               9657
                                                                            9030                               9103
                                                                            8298                               8256
                                                                            8144                               8319
                                                                            7253                               7394
                                                                            7807                               7942
                                                                            8246                               8442
12/02                                                                       7741                               8076
                                                                            7473                               7881
                                                                            7365                               7670
                                                                            7406                               7683
                                                                            8024                               8359
                                                                            8552                               8899
                                                                            8630                               9010
                                                                            8708                               9144
                                                                            8885                               9286
                                                                            8742                               9196
                                                                            9267                               9759
                                                                            9416                               9891
12/03                                                                       9955                              10501
                                                                           10030                              10685
                                                                           10169                              10914
                                                                           10062                              10819
                                                                            9885                              10554
                                                                           10043                              10662
                                                                           10244                              10914
                                                                            9872                              10760
                                                                            9934                              10913
                                                                           10049                              11082
                                                                           10242                              11267
                                                                           10644                              11836
12/04                                                                      11021                              12233

    --- VALUE FUND                 --- RUSSELL 1000 VALUE INDEX
        $10,000 starting value         $10,000 starting value
        $11,021 ending value           $12,233 ending value

RUSSELL 1000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                SINCE
                                    1 YEAR    INCEPTION
------------------------------------------------------------
Value IA                            10.71%      2.68%
------------------------------------------------------------
Value IB                            10.43%      2.45%
------------------------------------------------------------
Russell 1000 Value Index            16.49%      5.64%
------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President and Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Value HLS Fund, Class IA returned 10.71% for the year ended December 31, 2004. The Fund outperformed the Lipper Large Cap Value VA-UF Average, which returned 11.53% over the same period. The fund underperformed the Russell 1000 Value Index, which returned 16.49% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Improving jobs data and strong corporate profits eased investors' concern about the impact of recent Federal Reserve rate hikes, which resulted in positive equity market performance during the period. Value-oriented stocks outperformed growth-oriented stocks by 10.19%, measured by the Russell 1000 Value index (16.49%) versus the Russell 1000 Growth index (6.30%). The more defensive sectors of the Russell 1000 Value index posted positive gains, with Energy and Utilities leading the way. Another major factor affecting the markets was the clear market cap bias toward smaller cap stocks. The large cap benchmark of the S&P 100 index returned just 6.46%, compared to the S&P 400 MidCap benchmark's return of 16.48%. The fund's large cap focus clearly hurt results.

The Fund's underperformance during this period was due to unfavorable stock selection within Financials, Materials and Information Technology. Among the detractors, on an absolute basis, were Applied Materials, Inc. (machinery), Teradyne, Inc. (electrical equipment) and Intel Corp. (electronics), three of our semiconductor holdings. There has been a large sell-off in semiconductor stocks, in part due to a mid-cycle inventory correction; a condition that is currently starting to improve. As of the end of the period, all three stocks were held in the portfolio.

Partially offsetting these results, the Fund benefited from positive stock selection within Health Care, Utilities and Industrials. Among the top contributors were ExxonMobil Corp. (energy & services), Tyco International Ltd. (consumer non-durables) and TXU Corp. (utilities). As of the end of the period, all three stocks were held in the Fund.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As we begin 2005, we look for U.S. and global economic growth to decelerate to the 3% level. The war in Iraq continues with no perceptible decline in insurgent activity, and the Asian tsunami placed a somber tone over the New Year. Commodity price increases have stalled as Chinese economic growth has moderated. Energy prices continue to correct in the wake of building inventories and a stalemate in Middle East tension. We continue to monitor energy closely, and we expect oil and natural gas prices to fall further. The U.S. interest rate picture has been surprising. The Federal Reserve indeed launched its program to reverse short-rate accommodation. Short interest rates continue to rise, and the unexpected downdraft in longer-dated Treasury yields appears to have come to an end. Equity markets should outperform other asset classes in this environment, as valuations appear relatively attractive. The dollar should stabilize against major currencies early in 2005 following a three-year decline, perhaps resuming a downtrend later in the year. Inflation has reappeared globally, and we expect an increase in U.S. consumer prices of 2.5% in the New Year. U.S. earnings growth likely will decelerate in 2005, particularly in the second half of the year. Margins will be negatively impacted by commodity price inflation, higher pension expense, and options expense. We continue to anticipate corporate profit growth in the low to mid single-digit percentage range.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight in Energy, Utilities, Health Care, Industrials, Consumer Staples, Materials and Information Technology.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      16.7%
-------------------------------------------------------------------
Chemicals                                                   3.3
-------------------------------------------------------------------
Communications                                              4.2
-------------------------------------------------------------------
Computers & Office Equipment                                1.3
-------------------------------------------------------------------
Consumer Non-Durables                                       1.0
-------------------------------------------------------------------
Drugs                                                       4.9
-------------------------------------------------------------------
Electrical Equipment                                        2.7
-------------------------------------------------------------------
Electronics                                                 3.3
-------------------------------------------------------------------
Energy & Services                                          11.1
-------------------------------------------------------------------
Financial Services                                          3.8
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.4
-------------------------------------------------------------------
Forest & Paper Products                                     1.5
-------------------------------------------------------------------
Insurance                                                   5.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                2.5
-------------------------------------------------------------------
Machinery                                                   5.0
-------------------------------------------------------------------
Media & Entertainment                                       3.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.5
-------------------------------------------------------------------
Repurchase Agreements                                       0.4
-------------------------------------------------------------------
Retail                                                      4.3
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.4
-------------------------------------------------------------------
Transportation                                              6.8
-------------------------------------------------------------------
U.S. Government Agencies                                    1.0
-------------------------------------------------------------------
Utilities                                                   8.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (2.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,071.58           $4.48
Hypothetical @          $1,000.00    $1,020.81           $4.37
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,068.92           $5.77
Hypothetical @          $1,000.00    $1,019.56           $5.63
--------------------------------------------------------------------

 @ 5% return before expenses
** Expenses are equal to the Fund's annualized expense ratios of 0.86% and 1.11% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/1/96 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   VALUE OPPORTUNITIES IA            RUSSELL 3000 VALUE INDEX
                                                                   ----------------------            ------------------------
5/1/96                                                                     10000                              10000
                                                                           10129                              10137
                                                                           10153                              10133
                                                                            9670                               9734
                                                                           10014                              10027
                                                                           10479                              10412
                                                                           10544                              10785
                                                                           11114                              11547
12/96                                                                      11149                              11452
                                                                           11532                              11968
                                                                           11682                              12137
                                                                           11265                              11712
                                                                           11663                              12172
                                                                           12334                              12880
                                                                           12654                              13443
                                                                           13334                              14410
                                                                           12878                              13968
                                                                           13492                              14820
                                                                           13122                              14407
                                                                           13693                              14996
12/97                                                                      13962                              15441
                                                                           14062                              15217
                                                                           14889                              16231
                                                                           15484                              17191
                                                                           15544                              17303
                                                                           15213                              17013
                                                                           15407                              17201
                                                                           14860                              16804
                                                                           12673                              14292
                                                                           13196                              15112
                                                                           14025                              16222
                                                                           14832                              16952
12/98                                                                      15309                              17526
                                                                           15533                              17623
                                                                           15131                              17302
                                                                           15553                              17623
                                                                           16660                              19267
                                                                           16265                              19111
                                                                           16918                              19676
                                                                           16403                              19107
                                                                           15898                              18400
                                                                           15219                              17777
                                                                           15850                              18700
                                                                           15904                              18570
12/99                                                                      16680                              18691
                                                                           16009                              18090
                                                                           15064                              16911
                                                                           17405                              18824
                                                                           17527                              18627
                                                                           17776                              18790
                                                                           16677                              18026
                                                                           17072                              18277
                                                                           18357                              19281
                                                                           17909                              19438
                                                                           19251                              19881
                                                                           18618                              19164
12/00                                                                      19764                              20194
                                                                           20669                              20303
                                                                           20122                              19775
                                                                           19137                              19102
                                                                           20568                              20035
                                                                           20579                              20490
                                                                           20432                              20125
                                                                           19883                              20053
                                                                           18839                              19300
                                                                           16742                              17887
                                                                           16981                              17775
                                                                           18264                              18825
12/01                                                                      19261                              19319
                                                                           18754                              19199
                                                                           18588                              19237
                                                                           19212                              20186
                                                                           17980                              19601
                                                                           17556                              19638
                                                                           15963                              18566
                                                                           14586                              16763
                                                                           14820                              16875
                                                                           13039                              15046
                                                                           14207                              16096
                                                                           15360                              17128
12/02                                                                      14455                              16385
                                                                           14126                              15983
                                                                           13680                              15550
                                                                           13697                              15585
                                                                           15291                              16965
                                                                           16498                              18104
                                                                           16717                              18337
                                                                           16939                              18656
                                                                           17669                              18977
                                                                           17651                              18790
                                                                           18776                              19968
                                                                           19401                              20277
12/03                                                                      20508                              21486
                                                                           21172                              21892
                                                                           21509                              22358
                                                                           21273                              22201
                                                                           20749                              21611
                                                                           20954                              21834
                                                                           21568                              22396
                                                                           20807                              22020
                                                                           20896                              22325
                                                                           21301                              22715
                                                                           21912                              23091
                                                                           23150                              24332
12/04                                                                      24379                              25127

    --- VALUE OPPORTUNITIES FUND    --- RUSSELL 3000 VALUE INDEX
        $10,000 starting value          $10,000 starting value
        $24,379 ending value            $25,127 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. You can not invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                                                SINCE
                          1 YEAR    5 YEAR    INCEPTION
------------------------------------------------------------
Value Opportunities IA    18.87%    7.89%      10.82%
------------------------------------------------------------
Value Opportunities
  IB(2)                   18.58%    7.62%      10.54%
------------------------------------------------------------
Russell 3000 Value
  Index                   16.94%    6.10%      11.20%**
------------------------------------------------------------

 ** Return is from 4/30/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President and Partner

JAMES N. MORDY
Senior Vice President and Partner
DAVID R. FASSNACHT, CFA
Senior Vice President and Partner

DAVID W. PALMER, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Value Opportunities HLS Fund, Class IA returned 18.87% for the year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Value VA-UF Average, which returned 14.61% and the Russell 3000 Value Index, which returned 16.94% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The equity markets posted positive returns despite higher energy prices, prospects of interest rate tightening by the Federal Reserve and escalating tensions in Iraq. During this period, value stocks outperformed growth stocks by over 1,000 basis points, while small and mid cap stocks outperformed large cap stocks. The Fund's overweight position in small and mid caps relative to large caps, versus the benchmark, served us well during the period.

We were able to augment the strong general market returns and strong relative performance of value through excellent stock selection. The mid-cap portion of the portfolio performed particularly well, and we avoided any major "bombs."Rinker Group Ltd. (construction), TXU Corp. (utilities) and Compagnie Generale des Etablissements Michelin, Class B (rubber & plastics products) contributed most to performance, on an absolute basis. Rinker Group Ltd., Australian-domiciled but predominantly a Florida aggregates and cement producer, shares a duopoly with Florida Rock Industries in a fast-growing but gravel-poor state at a time when cement is scarce globally. TXU Corp., a Texas-based coal and nuclear utility, has profited from an intelligent corporate restructuring and a price umbrella created by expensive natural gas prices. Compagnie Generale des Etablissements Michelin, Class B, one of the global big three in tires, is reflecting management's increasing focus on profitability, aiming to be more of a consumer company, less a commodity manufacturer; the stock has also benefited from the strong euro.

The three biggest detractors from performance were Rent-A-Center, Inc. (business services), Bombardier, Inc. (transportation) and Pfizer, Inc. (drugs). Rent-A-Center, Inc.'s core customer has been disproportionately affected by higher gasoline and energy prices. Bombardier, Inc. has been struggling in a difficult market for regional jets and most recently lost its highly regarded CEO. Pfizer, Inc. came under pressure due to FDA scrutiny regarding the safety levels of Celebrex, its Cox-II inhibitor drug. While the FDA did not recall the drug from market, the agency is reviewing the entire Cox-II class with recommendations expected in the first quarter of 2005. Modest positions of Rent-A-Center, Inc. and Pfizer, Inc. were held in the Fund at the end of the period due to our belief that these companies have the financial and management strength to persevere. Bombardier, Inc. was eliminated.

WHAT IS YOUR OUTLOOK AND STRATEGY?

The stimulus-driven phase of the recovery is waning, and we believe the U.S. economy is transitioning into a period of slower economic growth. Given this outlook, we expect our low P/E approach to outperform over the long term. In this environment we are focusing less on cyclical companies and more on companies with good, consistent returns on capital and decent growth

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

prospects. After the notable expansion in mid-cap and small-cap multiples, now ongoing for five years, we are finding large cap value companies increasingly attractive, and they are gaining a higher weighting in the portfolio. As of the end of the period, the fund was overweight Consumer Discretionary, Health Care, Information Technology and Materials, relative to the benchmark. Underweights were in Consumer Staples, Utilities, Financials, Energy and Telecommunications and Industrials, which seem expensive relative to their growth prospects.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   82.8%
-------------------------------------------------------------------
France                                                      6.3
-------------------------------------------------------------------
United Kingdom                                              3.8
-------------------------------------------------------------------
Canada                                                      3.2
-------------------------------------------------------------------
South Africa                                                1.8
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Brazil                                                      1.0
-------------------------------------------------------------------
Netherlands                                                 0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      13.6%
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Chemicals                                                   0.4
-------------------------------------------------------------------
Communications                                              1.6
-------------------------------------------------------------------
Construction                                                2.1
-------------------------------------------------------------------
Consumer Durables                                           1.1
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Drugs                                                       8.0
-------------------------------------------------------------------
Electrical Equipment                                        1.5
-------------------------------------------------------------------
Electronics                                                 6.1
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          1.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.4
-------------------------------------------------------------------
Forest & Paper Products                                     3.1
-------------------------------------------------------------------
Health Services                                             2.8
-------------------------------------------------------------------
Insurance                                                  12.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.2
-------------------------------------------------------------------
Machinery                                                   1.6
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.9
-------------------------------------------------------------------
Real Estate                                                 1.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.3
-------------------------------------------------------------------
Retail                                                      7.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  3.5%
-------------------------------------------------------------------
Software & Services                                         1.4
-------------------------------------------------------------------
Transportation                                              5.7
-------------------------------------------------------------------
U.S. Government Agencies                                    4.2
-------------------------------------------------------------------
Utilities                                                   1.7
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,126.93           $3.58
Hypothetical @          $1,000.00    $1,021.77           $3.40
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,124.27           $4.91
Hypothetical @          $1,000.00    $1,020.51           $4.67
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
            FINANCIAL SERVICES -- 3.3%
$ 35,833    AESOP Funding II LLC, Series 1998-1, Class A
              6.14% due 05/20/06  c ..........................  $    36,113
  17,081    Asset Securitization Corp., Series 1997-D4, Class
              A1D
              7.49% due 04/14/29..............................       18,304
  17,200    Asset Securitization Corp., Series 1997-D5, Class
              A1E
              6.93% due 02/14/41..............................       19,584
   8,450    Bank One Auto Securitization Trust, Series 2003-1,
              Class A3
              1.82% due 09/20/07..............................        8,359
  19,310    Capital Auto Receivables Asset Trust, Series
              2004-1, Class A3
              2.00% due 11/15/07..............................       19,033
   8,540    Capital One Auto Receivables Trust, Series 2003-1,
              Class A4
              2.59% due 09/15/09..............................        8,433
  20,000    Capital One Multi-Asset Execution Trust, Series
              2003-A6, Class A6
              2.95% due 08/17/09..............................       19,860
   3,695    Capital One Prime Auto Receivables Trust, Series
              2003-1, Class A3
              2.02% due 11/15/07..............................        3,659
  20,000    Carmax Auto Owner Trust, Series 2003-2, Class A3
              2.36% due 10/15/07..............................       19,863
  17,401    Chase Commercial Mortgage Securities Corp., Series
              1997-1, Class A2
              7.37% due 06/19/29..............................       18,377
   3,400    Citibank Credit Card Issuance Trust, Series
              2000-B1, Class B1
              7.05% due 09/17/07..............................        3,494
  16,000    Citibank Credit Card Issuance Trust, Series
              2004-A1, Class A1
              2.55% due 01/20/09..............................       15,728
  20,000    Connecticut RRB Special Purpose Trust CL&P, Series
              2001-1, Class A4
              5.73% due 03/30/09..............................       20,664
  13,250    Federal National Mortgage Association, Series
              2630, Class KN
              2.50% due 04/15/13..............................       12,853
  12,985    First Union-Lehman Brothers Commercial Mortgage
              Trust, Series 1997-C1, Class A3
              7.38% due 04/18/29..............................       13,817
  11,470    Harley-Davidson Motorcycle Trust, Series 2004-1,
              Class A2
              2.53% due 11/15/11..............................       11,232
  20,000    Household Automotive Trust, Series 2003-2, Class
              A3
              2.31% due 04/17/08..............................       19,856
  12,790    Nissan Auto Receivables Owner Trust, Series
              2003-A, Class A3
              2.01% due 11/15/07..............................       12,610

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            FINANCIAL SERVICES -- (CONTINUED)
$  7,000    Nissan Auto Receivables Owner Trust, Series
              2003-C, Class A3
              2.23% due 03/15/07..............................  $     6,959
  12,900    Onyx Acceptance Auto Trust, Series 2002-C, Class
              A4
              4.07% due 04/15/09..............................       12,982
   4,540    Onyx Acceptance Auto Trust, Series 2004-A, Class
              A3
              2.19% due 03/17/08..............................        4,493
  11,595    Residential Asset Securities Corp., Series
              2004-KS1, Class AI2
              2.463% due 09/25/25.............................       11,436
   3,000    Standard Credit Card Master Trust, Series 1995-1,
              Class B
              8.45% due 01/07/07..............................        3,002
  19,605    USAA Auto Owner Trust, Series 2004-1, Class A3
              2.06% due 04/15/08..............................       19,346
  20,000    WFS Financial Owner Trust, Series 2004-1, Class A3
              2.19% due 06/20/08..............................       19,747
   9,300    World Omni Auto Receivables Trust, Series 2002-A,
              Class A4
              4.05% due 07/15/09..............................        9,366
                                                                -----------
                                                                    369,170
                                                                -----------
            Total collateralized mortgage obligations
              (cost $368,082).................................  $   369,170
                                                                -----------
 SHARES
---------
COMMON STOCKS -- 67.1%
            BANKS -- 7.1%
   2,015    American Express Co. .............................  $   113,591
   3,895    Bank of America Corp. ............................      183,003
   7,757    Citigroup, Inc. ..................................      373,745
     449    Credit Suisse Group ADR b.........................       18,943
   2,192    State Street Corp. ...............................      107,686
                                                                -----------
                                                                    796,968
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   3,574    Accenture Ltd. a .................................       96,493
                                                                -----------
            CHEMICALS -- 1.2%
     407    Air Products & Chemicals, Inc. ...................       23,576
   2,210    du Pont (E.I.) de Nemours & Co. ..................      108,381
                                                                -----------
                                                                    131,957
                                                                -----------
            COMMUNICATIONS -- 0.8%
   4,923    Motorola, Inc. ...................................       84,669
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
   1,964    3M Co. ...........................................      161,185
   2,918    EMC Corp. a.......................................       43,395
   3,902    Hewlett-Packard Co. ..............................       81,820
     799    International Game Technology.....................       27,466
                                                                -----------
                                                                    313,866
                                                                -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            CONSUMER NON-DURABLES -- 3.8%
   2,312    Colgate-Palmolive Co. ............................  $   118,261
   2,458    Gillette Co. (The)................................      110,047
   3,641    Procter & Gamble Co. (The)........................      200,546
                                                                -----------
                                                                    428,854
                                                                -----------
            DRUGS -- 8.0%
   2,148    Abbott Laboratories...............................      100,223
   2,640    Amgen, Inc. a.....................................      169,324
     183    AstraZeneca PLC, ADR..............................        6,645
   2,957    Eli Lilly & Co. ..................................      167,821
   1,123    Genzyme Corp. a...................................       65,218
  10,934    Pfizer, Inc. .....................................      294,004
   2,169    Wyeth.............................................       92,356
                                                                -----------
                                                                    895,591
                                                                -----------
            ELECTRONICS -- 5.7%
   1,576    Broadcom Corp., Class A a.........................       50,877
   9,259    Cisco Systems, Inc. a ............................      178,703
      --    Freescale Semiconductor, Inc., Class B a h .......           --
   8,683    General Electric Co. .............................      316,922
   3,895    Intel Corp. ......................................       91,102
                                                                -----------
                                                                    637,604
                                                                -----------
            ENERGY & SERVICES -- 5.7%
   2,671    ChevronTexaco Corp. ..............................      140,265
     347    ConocoPhillips....................................       30,165
   5,377    ExxonMobil Corp. .................................      275,615
     379    Occidental Petroleum Corp. .......................       22,089
   2,042    Schlumberger Ltd. ................................      136,705
     285    Total S.A., ADR b.................................       31,293
                                                                -----------
                                                                    636,132
                                                                -----------
            FINANCIAL SERVICES -- 1.0%
   2,106    Morgan Stanley Dean Witter & Co. .................      116,931
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 4.4%
   1,839    Anheuser-Busch Cos., Inc. ........................       93,282
   3,347    Coca-Cola Co. (The)...............................      139,331
   2,149    General Mills, Inc. ..............................      106,842
   2,877    PepsiCo., Inc. ...................................      150,164
                                                                -----------
                                                                    489,619
                                                                -----------
            HOTELS & GAMING -- 0.7%
   1,281    Marriott International, Inc., Class A b...........       80,690
                                                                -----------
            INSURANCE -- 3.8%
   3,805    American International Group, Inc. ...............      249,901
   2,675    Marsh & McLennan Cos., Inc. ......................       88,008
   2,416    St. Paul Travelers Cos., Inc. (The)...............       89,569
                                                                -----------
                                                                    427,478
                                                                -----------
            MACHINERY -- 2.2%
   2,781    Applied Materials, Inc. a.........................       47,550
   1,902    Caterpillar, Inc. ................................      185,493
     148    Deere & Co. ......................................       11,004
                                                                -----------
                                                                    244,047
                                                                -----------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            MEDIA & ENTERTAINMENT -- 2.7%
     188    Gannett Co., Inc. ................................  $    15,351
   9,502    Time Warner, Inc. a...............................      184,711
   2,631    Viacom, Inc., Class B.............................       95,757
                                                                -----------
                                                                    295,819
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
   1,056    BHP Billiton Ltd., ADR b..........................       25,375
   3,156    Medtronic, Inc. ..................................      156,778
                                                                -----------
                                                                    182,153
                                                                -----------
            METALS, MINERALS & MINING -- 2.2%
   3,252    Alcoa, Inc. ......................................      102,175
   1,285    Illinois Tool Works, Inc. ........................      119,094
     821    Rio Tinto PLC  g .................................       24,216
                                                                -----------
                                                                    245,485
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     469    General Growth Properties, Inc. ..................       16,949
                                                                -----------
            RETAIL -- 3.1%
   1,964    Costco Wholesale Corp. ...........................       95,058
   4,500    Gap, Inc. (The) b.................................       95,040
   3,171    Home Depot, Inc. (The)............................      135,537
     312    Target Corp. .....................................       16,213
                                                                -----------
                                                                    341,848
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.9%
   1,059    NIKE, Inc., Class B...............................       96,059
                                                                -----------
            SOFTWARE & SERVICES -- 4.0%
   2,389    First Data Corp. .................................      101,611
  12,704    Microsoft Corp. ..................................      339,313
                                                                -----------
                                                                    440,924
                                                                -----------
            TRANSPORTATION -- 3.6%
     600    FedEx Corp. ......................................       59,133
   1,789    Lockheed Martin Corp. ............................       99,373
   1,633    Northrop Grumman Corp. ...........................       88,748
   1,551    United Technologies Corp. ........................      160,255
                                                                -----------
                                                                    407,509
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
   1,179    Federal National Mortgage Association.............       83,985
                                                                -----------
            Total common stocks
              (cost $6,669,405)...............................  $ 7,491,630
                                                                -----------
PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES -- 9.9%
            BANKS -- 1.0%
$ 20,000    Bank of America Corp.
              5.875% due 02/15/09.............................  $    21,471
   1,000    Bank of America Corp.
              6.20% due 02/15/06..............................        1,032
  25,000    Bayerische Landesbank Girozentrale, NY Shares
              5.65% due 02/01/09..............................       26,571

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            BANKS -- (CONTINUED)
$  6,500    Citigroup, Inc.
              3.625% due 02/09/09 b...........................  $     6,444
   8,800    Citigroup, Inc.
              6.00% due 10/31/33..............................        9,107
   1,000    Citigroup, Inc.
              6.50% due 01/18/11 b............................        1,117
  11,550    HSBC Bank USA N.A
              3.875% due 09/15/09.............................       11,449
     750    KeyCorp Capital II
              6.875% due 03/17/29.............................          816
   1,500    Mellon Funding Corp.
              6.375% due 02/15/10.............................        1,633
     750    National City Corp.
              6.875% due 05/15/19.............................          857
     500    Republic New York Capital One
              7.75% due 11/15/26..............................          540
     500    State Street Corp.
              7.65% due 06/15/10..............................          587
  13,400    U.S. Bank N.A
              4.95% due 10/30/14 b............................       13,449
  13,685    Wachovia Bank N.A
              5.80% due 12/01/08..............................       14,610
   1,000    Wells Fargo Bank N.A
              6.45% due 02/01/11..............................        1,112
                                                                -----------
                                                                    110,795
                                                                -----------
            CHEMICALS -- 0.2%
  20,000    Rohm & Haas Co.
              7.40% due 07/15/09 b............................       22,718
                                                                -----------
            COMMUNICATIONS -- 0.1%
  10,000    Bellsouth Telecommunications
              6.375% due 06/01/28.............................       10,593
     750    Telecommunications de Puerto Rico, Inc.
              6.65% due 05/15/06..............................          778
     500    Verizon Global Funding Corp.
              7.25% due 12/01/10..............................          573
     500    Verizon Global Funding Corp.
              7.75% due 12/01/30..............................          622
                                                                -----------
                                                                     12,566
                                                                -----------
            CONSUMER NON-DURABLES -- 0.4%
  13,140    Colgate-Palmolive Co.
              5.58% due 11/06/08..............................       13,976
  21,100    Procter & Gamble Co. (The)
              9.36% due 01/01/21..............................       28,015
                                                                -----------
                                                                     41,991
                                                                -----------
            CONSUMER SERVICES -- 0.4%
  36,978    Postal Square LP
              8.95% due 06/15/22..............................       48,538
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            DRUGS -- 0.5%
$ 21,300    Pharmacia Corp.
              6.60% due 12/01/28..............................  $    24,487
  26,000    Wyeth
              7.25% due 03/01/23..............................       29,313
                                                                -----------
                                                                     53,800
                                                                -----------
            EDUCATION -- 0.1%
  10,900    Harvard University
              8.125% due 04/15/07.............................       12,052
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.5%
  30,000    Danaher Corp.
              6.00% due 10/15/08..............................       32,169
  24,950    Rockwell Automation, Inc.
              6.70% due 01/15/28..............................       28,761
                                                                -----------
                                                                     60,930
                                                                -----------
            ELECTRONICS -- 0.3%
  34,425    General Electric Co.
              5.00% due 02/01/13..............................       35,319
     500    Heller Financial, Inc.
              6.375% due 03/15/06.............................          517
                                                                -----------
                                                                     35,836
                                                                -----------
            ENERGY & SERVICES -- 0.1%
  12,250    Amoco Co.
              6.50% due 08/01/07..............................       13,132
   1,000    ConocoPhillips Holding Co.
              6.95% due 04/15/29..............................        1,181
   1,000    Texaco Capital, Inc.
              8.625% due 06/30/10.............................        1,218
                                                                -----------
                                                                     15,531
                                                                -----------
            FINANCIAL SERVICES -- 1.2%
  30,000    AXA Financial, Inc.
              7.00% due 04/01/28..............................       34,601
  15,000    Berkshire Hathaway Finance Corp.
              3.375% due 10/15/08.............................       14,828
   8,920    Credit Suisse First Boston USA, Inc.
              4.875% due 01/15/15.............................        8,809
  16,355    ERAC USA Finance Co.
              7.35% due 06/15/08  c ..........................       18,068
   1,000    Goldman Sachs Group, Inc.
              6.65% due 05/15/09..............................        1,103
  27,025    Morgan (J.P.) Chase & Co.
              5.125% due 09/15/14.............................       27,202
  30,000    Toyota Motor Credit Corp.
              5.50% due 12/15/08..............................       31,779
                                                                -----------
                                                                    136,390
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 0.6%
     750    Anheuser Busch Cos., Inc.
              7.55% due 10/01/30..............................          962
  16,500    Coca-Cola Enterprises, Inc.
              6.75% due 09/15/28..............................       19,067
     500    Coca-Cola Enterprises, Inc.
              8.50% due 02/01/22..............................          667

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
$ 19,555    ConAgra Foods, Inc.
              7.875% due 09/15/10.............................  $    22,972
  26,400    PepsiAmericas, Inc.
              6.375% due 05/01/09.............................       28,677
                                                                -----------
                                                                     72,345
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
  10,225    Weyerhaeuser Co.
              7.375% due 03/15/32 b...........................       12,125
                                                                -----------
            INSURANCE -- 1.5%
  16,800    ACE INA Holdings, Inc.
              5.875% due 06/15/14.............................       17,211
     500    American General Corp.
              6.625% due 02/15/29.............................          563
  10,000    Cincinnati Financial Corp.
              6.90% due 05/15/28..............................       11,089
  27,000    Jackson National Life Insurance Co.
              8.15% due 03/15/27  c ..........................       33,587
   8,750    Liberty Mutual Group
              5.75% due 03/15/14  c ..........................        8,602
  30,000    New England Mutual Life Insurance Co.
              7.875% due 02/15/24  c .........................       36,640
   1,250    Prudential Insurance Co. of America
              6.375% due 07/26/06  c .........................        1,315
   1,000    Reliastar Financial Corp.
              8.00% due 10/30/06..............................        1,081
  27,600    Torchmark Corp.
              8.25% due 08/15/09..............................       31,349
  15,000    United Healthcare Group, Inc.
              5.00% due 08/15/14..............................       15,090
  15,000    UnitedHealth Group, Inc.
              4.75% due 02/10/14..............................       14,836
                                                                -----------
                                                                    171,363
                                                                -----------
            MEDIA & ENTERTAINMENT -- 0.7%
  13,500    COX Communications, Inc.
              5.45% due 12/15/14  c ..........................       13,499
  30,000    Comcast Cable Communications
              6.875% due 06/15/09.............................       33,328
   1,000    Comcast Cable Communications
              8.50% due 05/01/27..............................        1,327
  10,400    Tribune Co.
              7.50% due 07/01/23..............................       12,231
  20,000    Walt Disney Co. (The)
              6.375% due 03/01/12.............................       22,273
                                                                -----------
                                                                     82,658
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
  22,000    Becton, Dickinson & Co.
              6.70% due 08/01/28..............................       25,208
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
  20,000    Liberty Property LP
              7.25% due 08/15/07..............................       21,585
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            RETAIL -- 0.6%
$  3,205    CVS Corp.
              4.875% due 09/15/14.............................  $     3,206
  20,200    Target Corp.
              5.875% due 11/01/08.............................       21,663
  30,000    Wal-Mart Stores, Inc.
              6.875% due 08/10/09.............................       33,687
                                                                -----------
                                                                     58,556
                                                                -----------
            TRANSPORTATION -- 0.5%
  15,000    Fedex Corp.
              3.50% due 04/01/09 b............................       14,687
  25,000    General Motors Acceptance Corp.
              5.625% due 05/15/09 b...........................       25,001
   9,880    General Motors Acceptance Corp.
              6.75% due 12/01/14 b............................        9,894
                                                                -----------
                                                                     49,582
                                                                -----------
            UTILITIES -- 0.7%
   1,000    Alabama Power Co.
              7.125% due 10/01/07.............................        1,088
  40,000    Kansas City Power & Light Co.
              7.125% due 12/15/05.............................       41,439
  17,285    Northern Border Pipeline Co.
              7.75% due 09/01/09..............................       19,727
                                                                -----------
                                                                     62,254
                                                                -----------
            Total corporate notes
              (cost $1,027,610)...............................  $ 1,106,823
                                                                -----------
FOREIGN BONDS & NOTES -- 0.8%
            BANKS -- 0.3%
$  6,500    Export-Import Bank of Korea
              4.125% due 02/10/09  c .........................        6,482
  24,000    Natexis Banques Populaires
              7.00% due 11/14/05..............................       24,710
                                                                -----------
                                                                     31,192
                                                                -----------
            COMMUNICATIONS -- 0.0%
   1,250    Vodafone Group PLC
              7.875% due 02/15/30.............................        1,612
                                                                -----------
            FINANCIAL SERVICES -- 0.0%
   1,250    Santandar Central Hispano Issuances Ltd.
              7.625% due 11/03/09.............................        1,436
                                                                -----------
            METALS, MINERALS & MINING -- 0.3%
  30,000    Alcan, Inc.
              7.25% due 11/01/28..............................       35,927
                                                                -----------
            TRANSPORTATION -- 0.2%
  16,198    SCL Terminal Aereo Santiago S.A.
              6.95% due 07/01/12  c ..........................       17,327
                                                                -----------
            UTILITIES -- 0.0%
     750    TransCanada PipeLines Ltd.
              6.49% due 01/21/09..............................          811
                                                                -----------
            Total foreign bonds & notes
              (cost $79,313)..................................  $    88,305
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- 23.6%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
$ 25,214    5.00% due 01/01/19 -- 06/01/19....................  $    25,635
     657    6.30% due 04/01/08................................          696
       1    9.00% due 03/01/21................................            2
                                                                -----------
                                                                     26,333
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.7%
 170,629    5.00% due 05/15/33 -- 12/15/34....................      170,850
  59,469    5.50% due 10/15/33................................       60,796
  16,952    6.00% due 06/15/24 -- 10/15/33....................       17,628
   7,414    6.50% due 03/15/26 -- 06/15/28....................        7,819
  32,816    7.00% due 06/15/26 -- 11/15/32....................       34,885
     232    7.50% due 09/15/23................................          251
   5,127    8.00% due 09/15/26 -- 02/15/31....................        5,567
     295    9.00% due 06/20/16 -- 01/15/23....................          331
                                                                -----------
                                                                    298,127
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- 1.1%
       1    0.40% due 12/20/31  h ............................           --
      10    0.882% due 05/15/33...............................            1
     199    2.75% due 03/20/33................................          200
      35    2.875% due 10/20/30...............................           36
   1,088    3.00% due 01/20/30 -- 10/20/33....................        1,089
      95    3.25% due 02/20/28 -- 01/20/30....................           95
   4,544    3.375% due 01/20/22 -- 06/20/33...................        4,609
   4,392    3.50% due 07/20/29 -- 12/20/34....................        4,444
   1,296    3.75% due 08/20/17 -- 09/20/27....................        1,317
   4,350    4.00% due 01/20/18 -- 12/20/34....................        4,387
       6    4.023% due 10/16/33  h ...........................           --
       3    4.09% due 07/20/33  h ............................           --
       8    4.093% due 05/16/32  h ...........................           --
       3    4.14% due 03/20/33  h ............................           --
       2    4.17% due 10/20/33  h ............................           --
       3    4.173% due 08/16/32  h ...........................           --
       9    4.19% due 10/20/33 -- 05/20/34  h ................           --
      44    4.193% due 05/16/33...............................            2
       2    4.243% due 12/20/33  h ...........................           --
      83    4.25% due 12/20/33................................           84
      10    4.29% due 03/20/30 -- 07/20/34  h ................           --
       1    4.392% due 12/16/30...............................            1
  10,752    4.50% due 12/15/19 -- 12/20/34....................       10,669
     993    4.625% due 12/20/17 -- 11/20/27...................        1,017
       9    4.79% due 09/20/26 -- 02/20/34....................            1
       4    4.793% due 04/16/29 -- 12/16/30  h ...............           --
       1    4.84% due 10/20/33  h ............................           --
       3    4.843% due 03/16/32 -- 04/16/33  h ...............           --
  13,373    5.00% due 11/15/17 -- 01/15/39....................       13,468
       2    5.14% due 02/20/33  h ............................           --
      --    5.173% due 09/16/31  h ...........................           --
       2    5.193% due 10/16/29 -- 07/16/31  h ...............           --
       2    5.195% due 04/17/29  h ...........................           --
       1    5.243% due 12/16/29  h ...........................           --
     189    5.25% due 08/15/44................................          192

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- (CONTINUED)
$      1    5.293% due 04/16/29  h ...........................           --
      45    5.40% due 11/15/37................................  $        46
  18,965    5.50% due 04/20/17 -- 08/15/39....................       19,442
     335    5.75% due 04/15/33 -- 05/15/33....................          346
  13,012    6.00% due 10/15/08 -- 12/20/34....................       13,564
      --    6.143% due 12/16/29  h ...........................           --
      --    6.19% due 12/20/30  h ............................           --
      --    6.193% due 08/16/29  h ...........................           --
     223    6.30% due 10/15/36................................          243
  16,682    6.50% due 02/15/08 -- 12/20/34....................       17,681
     280    6.80% due 07/15/36................................          313
  14,241    7.00% due 04/15/08 -- 11/15/34....................       14,990
     280    7.051% due 07/15/30...............................          289
     116    7.35% due 01/15/42................................          131
   5,976    7.50% due 07/15/08 -- 04/15/38....................        6,394
       6    7.75% due 12/15/26................................            6
   5,980    8.00% due 01/15/11 -- 04/15/33....................        6,501
     168    8.25% due 07/15/36................................          175
      --    8.488% due 08/16/34  h ...........................           --
     853    8.50% due 08/20/26 -- 01/20/31....................          928
      29    8.75% due 12/15/28................................           31
     230    9.00% due 02/15/27 -- 05/15/30....................          259
      40    9.50% due 12/15/09................................           44
       1    10.431% due 02/20/32..............................            1
                                                                -----------
                                                                    122,996
                                                                -----------
            TENNESSEE VALLEY AUTHORITY -- 0.5%
  50,000    6.00% due 03/15/2013..............................       55,352
                                                                -----------
            U.S. TREASURY BONDS -- 3.8%
  68,500    5.375% due 02/15/31 b.............................       74,071
 300,000    6.25% due 08/15/23 b..............................      351,223
                                                                -----------
                                                                    425,294
                                                                -----------
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.1%
       6    5.25% due 02/15/29................................            6
   5,340    5.50% due 08/15/28................................        5,845
  15,599    6.00% due 02/15/26................................       18,090
     880    6.125% due 08/15/29...............................        1,045
  24,974    6.25% 08/15/23 -- 05/15/30........................       29,683
  18,958    6.75% due 08/15/26................................       23,954
   2,421    7.125% due 02/15/23...............................        3,134
  33,910    7.25% due 05/15/16 -- 08/15/22....................       42,981
   7,593    7.50% due 11/15/16 -- 11/15/24....................        9,737
  12,028    7.875% due 02/15/21...............................       16,509
      17    8.00% due 11/15/21................................           23
  21,358    8.125% due 08/15/19 -- 08/15/21...................       29,740
   1,696    8.50% due 02/15/20................................        2,434
  18,224    8.75% due 05/15/17 -- 08/15/20....................       26,371
   7,159    8.875% due 08/18/17 -- 02/15/19...................       10,492
   2,078    9.00% due 11/15/18................................        3,021
   1,203    9.125% due 05/15/18...............................        1,756
      23    10.375% due 11/15/12..............................           28

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$  3,207    11.25% due 02/15/15...............................  $     5,161
      18    12.00% due 08/15/13...............................           24
                                                                -----------
                                                                    230,034
                                                                -----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 1.2%
      18    0.875% due 04/15/10...............................           18
   6,618    1.875% due 01/31/06 -- 07/15/13...................        6,863
  23,492    2.00% due 08/31/05 -- 07/15/14....................       24,488
  22,382    2.375% due 01/15/25...............................       23,995
  11,866    3.00% due 12/31/06 -- 07/15/12....................       13,395
   7,458    3.625% due 04/15/28...............................        9,781
  16,370    3.625% due 01/15/08 -- 05/15/13...................       18,124
  21,343    3.875% due 04/15/29...............................       29,260
      82    3.875% due 01/15/09...............................           94
                                                                -----------
                                                                    126,018
                                                                -----------
            U.S. TREASURY NOTES -- 9.6%
 625,200    1.50% due 03/31/06 b..............................      614,992
 300,000    2.375% due 08/15/06 b.............................      297,152
  62,300    3.00% due 11/15/07 b..............................       61,915
 100,000    3.25% due 08/15/08 b..............................       99,535
                                                                -----------
                                                                  1,073,594
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.3%
   8,425    1.625% due 04/30/05 -- 02/28/06...................        8,401
   9,874    1.875% due 01/31/06 -- 07/15/13...................        9,854
   1,530    2.00% due 08/31/05 -- 07/15/14....................        1,534
  18,541    2.375% due 08/31/06...............................       18,498
  29,110    2.50% 09/30/06 -- 10/31/06........................       28,985
      25    2.625% due 03/15/09...............................           25
      24    2.75% due 07/31/06................................           24
  18,382    3.00% due 12/31/06 -- 07/15/12....................       18,349
  27,864    3.125% due 09/15/08...............................       27,828
  28,743    3.25% due 08/15/07 -- 08/15/08....................       28,969
  14,728    3.375% due 11/15/08 -- 10/15/09...................       14,710
  21,440    3.50% due 08/15/09................................       21,639
  19,332    3.625% due 01/15/08 -- 05/15/13...................       18,763
  35,508    4.25% due 08/15/13 -- 11/15/14....................       35,766
      23    4.75% due 05/15/14................................           24
   4,114    6.50% due 08/15/05................................        4,315
  10,699    6.75% due 05/15/05................................       10,959
   8,772    6.875% due 05/15/06...............................        9,314
                                                                -----------
                                                                    257,957
                                                                -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   4,248    4.838% due 02/15/18...............................        2,254
   4,106    5.161% due 05/15/25...............................        1,432
   2,035    6.625% due 02/15/27...............................          651
   7,152    7.125% due 02/15/23...............................        2,826
   6,465    7.25% due 05/15/16 -- 08/15/22....................        2,636
   4,863    7.50% due 11/15/16 -- 11/15/24....................        1,753

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$    376    8.125% due 08/15/19 -- 08/15/21...................  $       163
                                                                -----------
                                                                     11,715
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $2,597,310)...............................  $ 2,627,420
                                                                -----------
                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       -----------
SHORT-TERM SECURITIES -- 8.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 7.0%
 783,546    BNY Institutional Cash Reserves Fund..............  $   783,546
                                                                -----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.7%
$ 22,176    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    22,176
  22,176    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d))
              2.17% due 01/03/05..............................       22,176
  38,253    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       38,253
   9,472    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................        9,472
 100,344    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      100,344
                                                                -----------
                                                                    192,421
                                                                -----------
            U.S. TREASURY BILLS HELD AS COLLATERAL ON LOADED
            SECURITIES -- 0.1%
  14,740    2.58% due 06/30/05................................       14,557
                                                                -----------
            Total short-term securities
              (cost $990,524).................................  $   990,524
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
            (TOTAL COST $11,732,244) pm -- 113.5%.............   12,673,872
            OTHER ASSETS, LESS LIABILITIES -- (13.5%).........   (1,512,179)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $11,161,693
                                                                ===========

Note: Market value of investments in foreign securities represents 1.8% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004. (See Note 2 (i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

     registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $171,633 or 1.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $24,216, which represents 0.2% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p Cost of long term securities from the proceeds of security leading is $748,720.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $11,768,203 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $1,200,655
      Unrealized depreciation.......................    (294,986)
                                                      ----------
      Net Unrealized appreciation...................  $  905,669
                                                      ==========

  ++ The Fund had 923 10 year U.S. Treasury Notes March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of ($103,318) as of December 31, 2004 and were collateralized by various U.S. Treasury Notes, with a market value of $1,082.

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.3%
             FINANCIAL SERVICES -- 11.3%
$    2,113   AQ Finance CEB Trust, Series 2003-CE1A, Class
               Note,
               7.418% due 08/25/33 c ..........................  $    2,091
     7,900   American Express Credit Account Master Trust,
               Series 2004-C, Class C,
               2.903% due 02/15/12 c ..........................       7,912
     1,440   Asset Backed Funding Corp. NIM Trust, Series
               2004-OPT1, Class N1,
               4.55% due 12/26/33 c ...........................       1,431
     4,200   Bank One Issuance Trust, Series 2003-C3, Class C3,
               4.77% due 02/16/16..............................       4,107
    10,000   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2002-TOP8, Class A2,
               4.83% due 08/15/38..............................      10,131
     2,699   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A1,
               2.96% due 08/13/39..............................       2,637
     4,177   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A1,
               2.079% due 05/15/38.............................       4,047
     4,000   California Infrastructure & Economic Development
               Bank Pacific Gas and Electric Co., Series
               1997-1, Class A8,
               6.48% due 12/26/09..............................       4,272
     4,813   California Infrastructure & Economic Development
               Bank Special Purpose Trust SCE 1, Series 1997-1,
               Class A7,
               6.38% due 09/25/08..............................       4,962
     3,290   Capital Auto Receivables Asset Trust, Series
               2004-2, Class C,
               4.16% due 01/15/10..............................       3,288
     5,040   Capital One Multi-Asset Execution Trust, Series
               2003-B2, Class B3,
               3.50% due 02/17/09..............................       5,042
     8,240   Chase Credit Card Master Trust, Series 2001-4,
               Class A,
               5.50% due 11/17/08..............................       8,506
    12,560   Citibank Credit Card Issuance Trust, Series
               2003-C4, Class C4,
               5.00% due 06/10/15..............................      12,445
     8,050   Citigroup Commercial Mortgage Trust, Series
               2004-C1, Class A3,
               5.251% due 04/15/40.............................       8,386
     1,124   Comed Transitional Funding Trust, Series 1998-1,
               Class A5,
               5.44% due 03/25/07..............................       1,132
     3,350   Connecticut RRB Special Purpose Trust, Series
               2001-1, Class A5,
               6.21% due 12/30/11..............................       3,664
     4,408   Conseco Finance Securitizations Corp., Series
               2000-6, Class B2,
               5.79% due 05/01/33..............................       4,488

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$      541   Daimler Chrysler Auto Trust, Series 2002-A, Class
               A3,
               3.85% due 04/06/06..............................  $      541
     8,885   Daimler Chrysler Auto Trust, Series 2004-B, Class
               B,
               3.89% due 01/08/11..............................       8,883
    10,000   Fleet Credit Card Master Trust II, Series 2000-C,
               Class A,
               7.02% due 02/15/08..............................      10,257
     8,350   Ford Credit Auto Owner Trust, Series 2003-A, Class
               C,
               4.29% due 11/15/07..............................       8,436
    15,300   GE Capital Commercial Mortgage Corp., Series
               2003-C1, Class A3,
               4.371% due 01/10/38.............................      15,355
    15,000   GE Capital Commercial Mortgage Corp., Series
               2004-C2, Class A2,
               4.119% due 01/10/11.............................      14,922
    16,275   GE Capital Commercial Mortgage Corp., Series
               2004-C3, Class A4,
               5.189% due 07/10/39.............................      16,735
     9,400   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C2, Class C2,
               5.134% due 08/10/38.............................       9,691
     9,655   GS Mortgage Securities Corp., Series 2004-GG2,
               Class A3,
               4.602% due 08/01/38.............................       9,845
     2,482   Green Tree Financial Corp., Series 1997-2, Class
               A6,
               7.24% due 06/15/28..............................       2,685
     2,567   Green Tree Financial Corp., Series 1998-6, Class
               A6,
               6.27% due 07/01/21..............................       2,627
     1,809   Home Equity Asset Trust, Series 2003-7N, Class A,
               5.25% due 04/27/34 c ...........................       1,810
     1,752   Illinois Power Special Purpose Trust, Series
               1998-1, Class A5,
               5.38% due 06/25/07..............................       1,767
     9,464   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
               Class A1,
               2.72% due 03/15/27..............................       9,286
    10,095   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
               Class A1,
               3.334% due 09/15/27.............................       9,970
     8,150   LB-UBS Commercial Mortgage Trust, Series 2004-C6,
               Class A4,
               4.583% due 08/15/29.............................       8,226
    17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
               Class A6,
               4.799% due 12/15/29.............................      16,993
    15,300   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-CB8, Class A1,
               3.837% due 01/12/39.............................      14,865

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$    4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
               Class E,
               5.00% due 03/15/12..............................  $    3,995
     6,835   Morgan Stanley Capital I, Series 1997-RR, Class D,
               7.694% due 04/30/39 c ..........................       7,468
     1,186   Morgan Stanley Capital I, Series 1999-WF1, Class
               A1,
               5.91% due 04/15/08..............................       1,218
     8,100   Morgan Stanley Capital I, Series 2004-IQ8, Class
               A4,
               4.90% due 06/15/40..............................       8,240
    16,275   Morgan Stanley Capital I, Series 2004-T15, Class
               A4,
               5.27% due 06/13/41..............................      16,832
     2,847   Morgan Stanley Dean Witter Capital I, Series
               2001-IQA, Class A1,
               4.57% due 12/18/32..............................       2,874
     7,100   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A4,
               3.53% due 10/15/12..............................       7,032
        70   PP&L Transition Bond Co., LLC, Series 1999-1,
               Class A5,
               6.83% due 03/25/07..............................          70
     6,487   Park Place Securities, Inc., Series 2004-WCW1,
               Class A2,
               2.798% due 09/25/34.............................       6,488
     8,350   Peco Energy Transition Trust, Series 1999-A, Class
               A7,
               6.13% due 03/01/09..............................       8,929
     3,775   Popular ABS Mortgage Pass-Through Trust, Series
               2004-5, Class AF6,
               4.747% due 12/25/34.............................       3,775
     6,625   Providian Gateway Master Trust, Series 2004-DA,
               Class A,
               3.35% due 09/15/11 c ...........................       6,546
     8,150   Providian Gateway Master Trust, Series 2004-FA,
               Class B,
               3.80% due 11/15/11 c ...........................       8,121
     3,250   Residential Asset Mortgage Products, Inc., Series
               2004-RS8, Class A16,
               4.98% due 08/25/34..............................       3,280
     1,243   Soundview Home Equity Loan Trust, Series 2000-1,
               Class M1,
               8.64% due 05/25/30..............................       1,273
    17,335   Standard Credit Card Master Trust, Series 1995-9,
               Class A,
               6.55% due 10/07/07..............................      17,794
     1,153   Volkswagen Auto Loan Enhanced Trust, Series
               2003-1, Class A2,
               1.11% due 12/20/05..............................       1,152
    10,080   WFS Financial Owner Trust, Series 2003-2, Class
               A4,
               2.41% due 12/20/08..............................       9,941

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    2,636   WFS Financial Owner Trust, Series 2004-2, Class
               A2,
               3.07% due 11/21/11..............................  $    2,617
     8,050   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C11, Class A3,
               4.719% due 01/15/41.............................       8,176
       532   Whole Auto Loan Trust, Series 2002-1, Class D,
               6.00% due 04/15/09 c ...........................         532
    16,750   Whole Auto Loan Trust, Series 2003-1, Class A4,
               2.58% due 03/15/10..............................      16,517
                                                                 ----------
                                                                    394,305
                                                                 ----------
             Total collateralized mortgage obligations
               (cost $395,291).................................  $  394,305
                                                                 ----------
COMMON STOCKS -- 0.0%
             TRANSPORTATION -- 0.0%
         2   U.S. Airways Group, Inc., Class A b ..............  $        2
                                                                 ----------
             Total common stocks
               (cost $--)......................................  $        2
                                                                 ----------
CONVERTIBLE BONDS -- 1.0%
             ENERGY & SERVICES -- 0.9%
     6,800   Diamond Offshore Drilling, Inc.,
               1.50% due 04/15/31..............................  $    7,208
     6,600   Schlumberger Ltd.,
               2.125% due 06/01/23 b ..........................       7,128
     9,100   Transocean, Inc.,
               1.50% due 05/15/21..............................       9,020
    10,500   Weatherford International, Inc.,
               2.84% due 06/30/20 b ...........................       6,720
                                                                 ----------
                                                                     30,076
                                                                 ----------
             METALS, MINERALS & MINING -- 0.1%
     6,485   Inco Ltd.,
               0.00% due 03/29/21..............................       6,493
                                                                 ----------
             Total convertible bonds
               (cost $36,408)..................................  $   36,569
                                                                 ----------
CORPORATE NOTES -- 25.6%
             AEROSPACE & DEFENSE -- 0.4%
     4,457   Raytheon Co.,
               4.50% due 11/15/07 b ...........................  $    4,560
     3,825   Raytheon Co.,
               6.55% due 03/15/10 b ...........................       4,209
     3,655   Raytheon Co.,
               8.30% due 03/01/10..............................       4,331
                                                                 ----------
                                                                     13,100
                                                                 ----------
             APPAREL & TEXTILE -- 0.0%
     1,600   Nine West Group, Inc.,
               8.375% due 08/15/05.............................       1,639
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             BANKS -- 2.1%
$       75   American Savings Bank,
               6.625% due 02/15/06 c ..........................  $       77
        50   Associates Corp. of North America,
               8.15% due 08/01/09..............................          58
       125   Bank United Corp.,
               8.00% due 03/15/09..............................         143
       200   Bank of New York Institutional Capital Trust A,
               7.78% due 12/01/26 c ...........................         218
       150   Bankboston Capital Trust,
               3.04% due 06/08/28..............................         145
       175   Barnett Capital I,
               8.06% due 12/01/26..............................         191
     6,500   CIT Group, Inc.,
               4.00% due 05/08/08..............................       6,524
     5,740   CIT Group, Inc.,
               4.125% due 11/03/09.............................       5,714
        50   CIT Group, Inc.,
               7.625% due 08/16/05.............................          51
       125   Capital One Bank,
               8.25% due 06/15/05..............................         128
       350   Capital One Financial Corp.,
               7.25% due 05/01/06..............................         367
     4,705   Capital One Financial Corp.,
               8.75% due 02/01/07..............................       5,166
       250   Centura Capital Trust I,
               8.845% due 06/01/27 bf .........................         288
       105   First Empire Capital Trust I,
               8.234% due 02/01/27.............................         116
       175   Ford Motor Credit Co.,
               6.875% due 02/01/06.............................         180
     7,000   Ford Motor Credit Co.,
               7.375% due 02/01/11.............................       7,544
       160   General Electric Capital Corp.,
               5.875% due 02/15/12.............................         173
       100   General Electric Capital Corp.,
               6.00% due 06/15/12..............................         109
       100   Golden State Bankcorp, Inc.,
               10.00% due 10/01/06.............................         110
     8,450   Morgan (J.P.) Chase & Co.,
               5.25% due 05/01/15 b ...........................       8,546
     7,550   Morgan (J.P.) Chase & Co.,
               7.875% due 06/15/10 b ..........................       8,816
       130   NBD Bank N.A.,
               8.25% due 11/01/24..............................         166
     6,391   National Rural Utilities Cooperative Finance
               Corp.,
               3.00% due 02/15/06..............................       6,378
     4,200   PNC Funding Corp.,
               7.50% due 11/01/09..............................       4,783
       150   Pnc Capital Trust,
               2.97% due 06/01/28..............................         143
        75   RBS Capital Trust I,
               4.709% due 12/31/49.............................          73
     8,300   Rabobank Capital Funding Trust,
               5.254% due 12/31/49 c ..........................       8,262

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       ----------
             BANKS -- (CONTINUED)
$    3,980   Sovereign Bank,
               5.125% due 03/15/13.............................  $    3,984
       300   UBS Preferred Funding Trust 1,
               8.622% due 12/29/49.............................         361
     3,780   Wachovia Corp.,
               7.55% due 08/18/05..............................       3,887
        75   Washington Mutual, Inc.,
               8.25% due 04/01/10..............................          88
                                                                 ----------
                                                                     72,789
                                                                 ----------
             CHEMICALS -- 0.4%
     2,976   Dow Chemical Co. (The),
               7.00% due 08/15/05..............................       3,047
        40   Equister Chemicals LP,
               10.125% due 09/01/08............................          46
     1,600   Georgia Gulf Corp.,
               7.625% due 11/15/05.............................       1,652
     7,800   ICI Wilmington, Inc.,
               4.375% due 12/01/08.............................       7,844
                                                                 ----------
                                                                     12,589
                                                                 ----------
             COMMUNICATIONS -- 2.7%
    12,600   AT&T Wireless Services, Inc.,
               8.75% due 03/01/31..............................      16,989
       100   Adelphia Communications Corp.,
               10.875% due 10/01/10 k .........................          99
     6,275   Bellsouth Corp.,
               6.00% due 11/15/34..............................       6,359
     3,270   Citizens Communications Co.,
               6.25% due 01/15/13..............................       3,295
       175   Comsat Corp.,
               8.66% due 11/30/06..............................         190
       150   GTE Corp.,
               6.94% due 04/15/28..............................         167
        45   GTE Hawaiian Telephone Co.,
               7.00% due 02/01/06..............................          46
     6,800   Intelsat Ltd.,
               6.50% due 11/01/13..............................       6,188
     7,630   L-3 Communications Corp.,
               7.625% due 06/15/12 b ..........................       8,374
     3,050   Lucent Technologies, Inc.,
               6.45% due 03/15/29..............................       2,760
     2,510   Lucent Technologies, Inc.,
               6.50% due 01/15/28 b ...........................       2,265
       748   MCI, Inc.,
               6.908% due 05/01/07.............................         766
       748   MCI, Inc.,
               7.688% due 05/01/09.............................         774
       641   MCI, Inc.,
               8.735% due 05/01/14.............................         689
     6,775   Motorola, Inc.,
               8.00% due 11/01/11 b ...........................       8,103
        55   Qwest Capital Funding, Inc.,
               7.00% due 08/03/09 b ...........................          54
        95   Qwest Communications International, Inc.,
               7.25% due 02/15/11 c ...........................          97

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
$    7,765   Qwest Corp.
               6.875% due 09/15/33 b  .........................  $    7,144
     8,945   SBC Communications, Inc.,
               5.10% due 09/15/14..............................       9,028
     4,320   SBC Communications, Inc.,
               6.15% due 09/15/34 b  ..........................       4,449
       175   Sprint Capital Corp.,
               7.125% due 01/30/06.............................         182
        65   Sprint Capital Corp.,
               7.90% due 03/15/05..............................          66
     7,675   Sprint Capital Corp.,
               8.75% due 03/15/32..............................      10,225
       100   Sprint Corp.-FON Group,
               9.25% due 04/15/22..............................         131
       350   Telecorp PCS, Inc.,
               10.625% due 07/15/10............................         381
       165   Verizon Communications, Inc.,
               8.75% due 11/01/21..............................         213
     3,910   Verizon Global Funding Corp.,
               7.75% due 12/01/30..............................       4,861
     1,500   Verizon Maryland, Inc.,
               8.30% due 08/01/31..............................       1,926
       125   Verizon Virginia, Inc.,
               4.625% due 03/15/13.............................         122
                                                                 ----------
                                                                     95,943
                                                                 ----------
             CONSTRUCTION -- 0.2%
     6,800   Horton (D.R.), Inc.,
               5.625% due 09/15/14.............................       6,783
        75   Horton (D.R.), Inc.,
               8.00% due 02/01/09..............................          84
       101   Lennar Corp.,
               9.95% due 05/01/10..............................         108
       125   MDC Holdings, Inc.,
               5.50% due 05/15/13 b  ..........................         127
                                                                 ----------
                                                                      7,102
                                                                 ----------
             CONSUMER DURABLES -- 0.1%
     3,105   Corning, Inc.,
               8.30% due 04/04/25..............................       3,268
        65   Owens-Illinois, Inc.,
               7.50% due 05/15/10 b  ..........................          69
                                                                 ----------
                                                                      3,337
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       135   Tyco International Group S.A.,
               6.75% due 02/15/11..............................         151
       490   Xerox Corp.,
               9.75% due 01/15/09..............................         576
                                                                 ----------
                                                                        727
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             ELECTRICAL EQUIPMENT -- 0.5%
$    1,295   Bio-Rad Laboratories, Inc.,
               7.50% due 08/15/13..............................  $    1,425
     6,775   PerkinElmer, Inc.,
               8.875% due 01/15/13.............................       7,724
     6,000   Rockwell Automation, Inc.,
               6.70% due 01/15/28..............................       6,916
                                                                 ----------
                                                                     16,065
                                                                 ----------
             ELECTRONICS -- 0.1%
        50   GE Global Insurance Holding Corp.,
               7.00% due 02/15/26..............................          54
       100   GE Global Insurance Holding Corp.,
               7.50% due 06/15/10..............................         113
     4,045   Thomas & Betts Corp.,
               7.25% due 06/01/13..............................       4,437
                                                                 ----------
                                                                      4,604
                                                                 ----------
             ENERGY & SERVICES -- 0.8%
     4,200   Ferrellgas LP,
               6.99% due 08/01/05..............................       4,253
     5,000   Lasmo USA, Inc.,
               7.50% due 06/30/06..............................       5,303
       200   Newfield Exploration Co.,
               7.625% due 03/01/11.............................         225
     6,800   Occidental Petroleum Corp.,
               7.375% due 11/15/08.............................       7,626
       100   R&B Falcon Corp.,
               6.75% due 04/15/05..............................         101
       125   Transocean Sedco Forex, Inc.,
               6.95% due 04/15/08..............................         136
     2,500   Union Oil Co. of California,
               9.375% due 02/15/11.............................       3,042
     6,050   Unocal Corp.,
               5.05% due 10/01/12..............................       6,192
                                                                 ----------
                                                                     26,878
                                                                 ----------
             FINANCIAL SERVICES -- 3.0%
     8,330   American General Finance Corp.,
               3.875% due 10/01/09  b  ........................       8,197
    18,030   Amvescap PLC,
               4.50% due 12/15/09 c ...........................      18,011
     9,035   AvalonBay Communities, Inc.,
               8.25% due 07/15/08..............................      10,268
     5,800   Camden Property Trust,
               4.375% due 01/15/10.............................       5,781
     6,300   Credit Suisse First Boston USA, Inc.,
               6.125% due 11/15/11.............................       6,870
       175   Cullen/Frost Cap Trust I,
               2.86% due 03/01/34..............................         181
     3,800   Duke Realty LP,
               5.25% due 01/15/10..............................       3,924
     2,885   ERAC USA Finance Co.,
               8.25% due 05/01/05 c ...........................       2,933
     5,700   ERP Operating LP,
               6.63% due 04/13/05..............................       5,758
     5,000   Ford Motor Credit Co.,
               5.70% due 01/15/10..............................       5,046

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$   13,680   Goldman Sachs Group, Inc.,
               5.25% due 04/01/13..............................  $   14,028
        50   Goldman Sachs Group, Inc.,
               7.25% due 10/01/05 c ...........................          52
        75   Host Marriott LP,
               9.50% due 01/15/07..............................          82
        75   Lehman Brothers, Inc.,
               11.625% due 05/15/05............................          77
     6,575   Merrill Lynch & Co., Inc.,
               4.125% due 09/10/09.............................       6,571
     9,500   Morgan (J.P.) Chase & Co.,
               5.125% due 09/15/14.............................       9,562
       100   Morgan Stanley Dean Witter & Co.,
               6.30% due 01/15/06..............................         103
       200   Prudential Holdings LLC,
               7.245% due 12/18/23 c ..........................         237
        96   Regional Diversified Funding,
               9.25% due 03/15/30 c ...........................         110
     7,825   Rouse Co.,
               7.20% due 09/15/12..............................       8,461
        40   Spieker Properties LP,
               8.00% due 07/19/05..............................          41
                                                                 ----------
                                                                    106,293
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 0.9%
        90   Altria Group, Inc.,
               7.00% due 11/04/13..............................          98
     3,750   ConAgra Foods, Inc.,
               7.00% due 10/01/28  b  .........................       4,363
     4,000   Foster's Finance Corp.,
               4.875% due 10/01/14 c ..........................       3,977
    12,100   General Mills, Inc.,
               2.625% due 10/24/06.............................      11,894
    12,975   Kellogg Co.,
               2.875% due 06/01/08.............................      12,602
        45   Philip Morris Co., Inc.,
               6.375% due 02/01/06.............................          46
                                                                 ----------
                                                                     32,980
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.6%
     5,050   Carter Holt Harvey Ltd.,
               9.50% due 12/01/24..............................       6,851
    12,100   Potlatch Corp.,
               12.50% due 12/01/09.............................      14,902
                                                                 ----------
                                                                     21,753
                                                                 ----------
             HEALTH SERVICES -- 0.5%
     6,240   HCA, Inc.,
               6.375% due 01/15/15.............................       6,265
     4,935   HCA, Inc.,
               6.95% due 05/01/12..............................       5,196
       250   HCA, Inc.,
               7.00% due 07/01/07  b  .........................         262

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             HEALTH SERVICES -- (CONTINUED)
$      100   ING Capital Funding Trust III,
               8.439% due 12/31/49.............................  $      120
     3,974   Manor Care, Inc.,
               7.50% due 06/15/06..............................       4,188
                                                                 ----------
                                                                     16,031
                                                                 ----------
             HOTELS & GAMING -- 0.7%
    10,325   Harrah's Operating Co., Inc.,
               5.50% due 07/01/10  b  .........................      10,688
     5,820   Marriott International, Inc.,
               7.875% due 09/15/09.............................       6,685
     8,525   Mohegan Tribal Gaming Authority,
               6.375% due 07/15/09 b  .........................       8,759
        15   Mohegan Tribal Gaming Authority,
               8.00% due 04/01/12..............................          16
                                                                 ----------
                                                                     26,148
                                                                 ----------
             INSURANCE -- 1.2%
       700   Aetna, Inc.,
               7.375% due 03/01/06.............................         729
     6,350   Aetna, Inc.,
               7.875% due 03/01/11.............................       7,432
        75   Americo Life, Inc.,
               7.875% due 05/01/13 c ..........................          78
     4,700   Anthem, Inc.,
               6.80% due 08/01/12..............................       5,321
        75   First American Capital Trust I,
               8.50% due 04/15/12 f  ..........................          85
     5,400   Humana, Inc.,
               7.25% due 08/01/06..............................       5,685
     3,500   Prudential Insurance Co. of America,
               6.375% due 07/26/06 c ..........................       3,681
       550   Reliastar Financial Corp.,
               8.00% due 10/30/06..............................         595
     6,800   St. Paul Cos., Inc. (The),
               8.125% due 04/15/10.............................       7,942
        35   Torchmark Corp.,
               7.875% due 05/15/23.............................          43
        50   URC Holdings Corp.,
               7.875% due 06/30/06 cf..........................         53
     5,865   UnitedHealth Group, Inc.,
               4.125% due 08/15/09.............................       5,861
     5,815   WellPoint Health Networks, Inc.,
               6.375% due 06/15/06.............................       6,055
                                                                 ----------
                                                                     43,560
                                                                 ----------
             MACHINERY -- 0.0%
       715   Briggs & Stratton Corp.,
               8.875% due 03/15/11.............................         860
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 2.7%
     8,180   American Greetings Corp.,
               6.10% due 08/01/28..............................       8,732
    22,725   COX Communications, Inc.,
               5.50% due 10/01/15 b  ..........................      22,596
     4,200   COX Radio, Inc.,
               6.375% due 05/15/05.............................       4,239

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             MEDIA & ENTERTAINMENT -- (CONTINUED)
$    3,750   CSC Holdings, Inc.,
               7.625% due 07/15/18 b  .........................  $    3,966
        50   CSC Holdings, Inc.,
               7.875% due 12/15/07.............................          54
       500   Comcast Cable Communications,
               8.50% due 05/01/27..............................         664
       100   Comcast Corp.,
               10.625% due 07/15/12............................         131
     1,100   Continental Cablevision, Inc.,
               9.50% due 08/01/13..............................       1,191
     3,625   News America Holdings, Inc.,
               7.70% due 10/30/25..............................       4,300
        65   Park Place Entertainment Corp.,
               7.00% due 04/15/13 b  ..........................          72
        50   TCI Communications, Inc.,
               8.35% due 02/15/05..............................          50
     4,025   TCI Communications, Inc.,
               8.75% due 08/01/15..............................       5,134
     7,975   Tele-Communications, Inc.,
               7.875% due 08/01/13.............................       9,562
       100   Time Warner Cos., Inc.,
               7.57% due 02/01/24..............................         118
    16,300   Time Warner Entertainment Co., LP,
               8.375% due 03/15/23.............................      20,435
       250   Time Warner, Inc.,
               6.875% due 06/15/18.............................         283
       125   Time Warner, Inc.,
               7.75% due 06/15/05..............................         127
     5,775   Walt Disney Co. (The),
               6.375% due 03/01/12.............................       6,431
     5,040   Walt Disney Co. (The),
               7.30% due 02/08/05..............................       5,062
                                                                 ----------
                                                                     93,147
                                                                 ----------
             METALS, MINERALS & MINING -- 0.3%
     8,425   International Steel Group, Inc.,
               6.50% due 04/15/14..............................       9,036
                                                                 ----------
             REAL ESTATE -- 0.2%
        75   EOP Operating LP,
               8.375% due 03/15/06.............................          79
     8,425   Westfield Capital Corp.,
               5.125% due 11/15/14 c ..........................       8,385
                                                                 ----------
                                                                      8,464
                                                                 ----------
             RETAIL -- 0.9%
     8,400   Aramark Services, Inc.,
               7.10% due 12/01/06..............................       8,904
     8,000   Ingles Markets, Inc.,
               8.875% due 12/01/11 b  .........................       8,560
     6,770   Kroger Co. (The),
               6.80% due 04/01/11..............................       7,630

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             RETAIL -- (CONTINUED)
$       80   McDonald's Corp.,
               7.05% due 11/15/25..............................  $       85
     4,965   Staples, Inc.,
               7.125% due 08/15/07.............................       5,344
                                                                 ----------
                                                                     30,523
                                                                 ----------
             SOFTWARE & SERVICES -- 0.1%
        65   AOL Time Warner, Inc.,
               6.125% due 04/15/06.............................          67
     3,000   Fiserv, Inc.,
               3.00% due 06/27/08..............................       2,910
                                                                 ----------
                                                                      2,977
                                                                 ----------
             TRANSPORTATION -- 1.5%
       100   Boeing Capital Corp.,
               4.29% due 06/20/05..............................         101
     7,200   Boeing Capital Corp.,
               5.75% due 02/15/07 b  ..........................       7,519
       250   Boeing Capital Corp.,
               6.10% due 03/01/11 b  ..........................         273
     3,800   Fedex Corp.,
               3.50% due 04/01/09..............................       3,721
        75   General Motors Acceptance Corp.,
               4.50% due 07/15/06..............................          75
       150   General Motors Acceptance Corp.,
               5.25% due 05/16/05..............................         151
       100   General Motors Acceptance Corp.,
               6.75% due 01/15/06..............................         103
     8,750   General Motors Acceptance Corp.,
               6.75% due 12/01/14 b  ..........................       8,762
    11,125   General Motors Corp.,
               7.20% due 01/15/11 b  ..........................      11,410
    10,150   General Motors Corp.,
               8.80% due 03/01/21..............................      10,983
       325   Roadway Corp.,
               8.25% due 12/01/08..............................         365
     6,773   Textron Financial Corp.,
               5.875% due 06/01/07.............................       7,120
     2,625   Trinity Industries, Inc.,
               6.50% due 03/15/14..............................       2,625
                                                                 ----------
                                                                     53,208
                                                                 ----------
             UTILITIES -- 5.7%
        50   AmerenEnergy Generating Co.,
               7.75% due 11/01/05..............................          52
     2,940   Buckeye Partners LP,
               5.30% due 10/15/14..............................       2,978
     8,530   Carolina Power & Light Co.,
               5.125% due 09/15/13.............................       8,726
     6,080   Carolina Power & Light Co.,
               6.125% due 09/15/33 b  .........................       6,475
       175   CenterPoint Energy Resources Corp.,
               6.50% due 02/01/08..............................         188
     1,750   Centerior Energy Corp.,
               7.13% due 07/01/07..............................       1,890
        50   Centerpoint Energy, Inc.,
               5.875% due 06/01/08 b  .........................          52

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    7,475   Centerpoint Energy, Inc.,
               6.85% due 06/01/15..............................  $    8,274
     9,960   Commonwealth Edison Co.,
               4.70% due 04/15/15 b  ..........................       9,866
       125   Consolidated Edison Co. of New York,
               7.75% due 06/01/26..............................         134
     8,225   Consolidated Natural Gas Co.,
               5.375% due 11/01/06.............................       8,495
     5,575   Consumers Energy Co.,
               6.25% due 09/15/06..............................       5,821
     3,875   Detroit Edison Co. (The),
               6.125% due 10/01/10.............................       4,227
        80   Dominion Resources, Inc.,
               5.25% due 08/01/33..............................          80
     6,080   Duke Energy Corp.,
               3.75% due 03/05/08..............................       6,073
        60   Dynegy Holdings, Inc.,
               10.125% due 07/15/13 c .........................          69
     7,300   El Paso CGP Co.,
               6.50% due 06/01/08 b  ..........................       7,391
     8,600   FPL Group Capital, Inc.,
               3.25% due 04/11/06..............................       8,605
     7,600   Florida Power & Light Co.,
               5.65% due 02/01/35..............................       7,819
     1,475   Kansas Gas & Electric Co.,
               6.20% due 01/15/06..............................       1,517
       780   Kansas Gas & Electric Co.,
               8.29% due 03/29/16..............................         805
        93   Kern River Funding Corp.,
               4.893% due 04/30/18 c ..........................          95
     8,740   Kinder Morgan, Inc.,
               6.65% due 03/01/05..............................       8,795
       150   Kinder Morgan, Inc.,
               6.80% due 03/01/08..............................         162
    11,190   Monongahela Power Co.,
               6.70% due 06/15/14 c ...........................      12,397
       150   New England Telephone & Tele Co.,
               7.65% due 06/15/07..............................         163
       113   Niagara Mohawk Power Corp.,
               7.625% due 10/01/05.............................         117
     5,000   Northern States Power Co.,
               2.875% due 08/01/06.............................       4,959
     7,750   Northern States Power Co.,
               8.00% due 08/28/12 b  ..........................       9,445
     4,150   Northwestern Corp.,
               7.30% due 12/01/06 c ...........................       4,376
     7,300   Pacificorp,
               5.45% due 09/15/13..............................       7,640
     3,100   Pacificorp,
               6.12% due 01/15/06..............................       3,188
     4,890   Panhandle Eastern Pipeline,
               2.75% due 03/15/07..............................       4,788
     8,090   Plains All American Pipeline LP,
               5.625% due 12/15/13.............................       8,321
     4,850   Public Service Co. of Colorado,
               4.875% due 03/01/13.............................       4,927

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    8,000   Sierra Pacific Power Co.,
               8.00% due 06/01/08..............................  $    8,760
    11,050   Southern California Edison Co.,
               8.00% due 02/15/07..............................      12,033
       850   Tennessee Gas Pipeline Co.,
               7.00% due 10/15/28 b  ..........................         852
       500   Tennessee Gas Pipeline Co.,
               7.50% due 04/01/17 b  ..........................         551
     4,150   Texas-New Mexico Power Co.,
               6.125% due 06/01/08.............................       4,274
     7,165   Waste Management, Inc.,
               7.00% due 10/15/06..............................       7,589
       150   Waste Management, Inc.,
               7.375% due 08/01/10.............................         172
     3,425   Westar Energy, Inc.,
               7.875% due 05/01/07.............................       3,725
                                                                 ----------
                                                                    196,866
                                                                 ----------
             Total corporate notes
               (cost $875,466).................................  $  896,619
                                                                 ----------
PRINCIPAL
 AMOUNT I
----------
FOREIGN BONDS & NOTES -- 15.7%
             BANKS -- 0.6%
$    4,980   Abbey National PLC,
               6.69% due 10/17/05..............................  $    5,104
     4,460   Abbey National PLC,
               6.70% due 06/29/49..............................       4,828
       100   Abbey National PLC,
               7.35% due 10/29/49..............................         106
       200   Barclays Bank PLC,
               8.55% due 09/29/49 c ...........................         244
        75   HSBC Capital Funding LP,
               4.61% due 12/29/49 c ...........................          72
EUR    150   Landesbank Baden-Wuerttemberg Girozentrale,
               3.25% due 05/08/08..............................         206
        80   Lloyds TSB Bank PLC,
               2.938% due 06/29/49.............................          71
     3,300   Morgan Stanley Bank AG for OAO Gazprom,
               9.625% due 03/01/13.............................       3,913
       100   National Wesrminister Bank PLC,
               2.125% due 08/01/49.............................          88
       120   Spintab AB,
               7.50% due 08/14/49 c ...........................         127
     6,065   TuranAlem Finance BV,
               7.875% due 06/02/10.............................       6,114
                                                                 ----------
                                                                     20,873
                                                                 ----------
             COMMUNICATIONS -- 0.9%
        75   British Telecommunications PLC,
               7.875% due 12/15/05.............................          78
     8,450   Deutsche Telekom International Finance BV,
               8.25% due 06/15/05..............................       8,647

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
$    5,690   Deutsche Telekom International Finance BV,
               8.50% due 06/15/10..............................  $    6,779
     2,150   Rogers Cable, Inc.,
               6.25% due 06/15/13..............................       2,155
       325   TELUS Corp.,
               7.50% due 06/01/07..............................         353
     5,955   TELUS Corp.,
               8.00% due 06/01/11..............................       7,057
     4,990   Telefonica Europe BV,
               7.35% due 09/15/05..............................       5,138
                                                                 ----------
                                                                     30,207
                                                                 ----------
             CONSTRUCTION -- 0.1%
     3,605   Asia Aluminum Holdings Ltd.,
               8.00% due 12/23/11 c ...........................       3,641
                                                                 ----------
             ENERGY & SERVICES -- 1.1%
     3,470   EnCana Corp.,
               6.30% due 11/01/11..............................       3,812
     7,795   Gazprom International S.A.,
               7.201% due 02/01/20 c ..........................       8,243
       150   Husky Oil Ltd.,
               7.125% due 11/15/06.............................         159
       220   Husky Oil Ltd.,
               8.90% due 08/15/28..............................         250
     6,425   Pemex Project Funding Master Trust Co.,
               7.375% due 12/15/14 b ..........................       7,141
     4,635   Petro-Canada,
               5.35% due 07/15/33..............................       4,331
       100   Petroleos Mexicanos,
               6.50% due 02/01/05  b ..........................         100
     7,060   Petroleos Mexicanos,
               9.25% due 03/30/18  b ..........................       8,754
     6,475   Repsol International Finance BV,
               7.45% due 07/15/05..............................       6,626
                                                                 ----------
                                                                     39,416
                                                                 ----------
             FINANCIAL SERVICES -- 0.0%
        58   Pemex Finance Ltd.,
               8.02% due 05/15/07..............................          61
       100   Southern Investments UK PLC,
               6.80% due 12/01/06..............................         105
       200   Yorkshire Power Finance Ltd.,
               6.496% due 02/15/08.............................         211
       100   Yorkshire Power Pass-Through Asset Trust,
               8.25% due 02/15/05 c ...........................         102
                                                                 ----------
                                                                        479
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 0.3%
    11,500   Cadbury Schweppes Finance PLC,
               5.00% due 06/26/07..............................      11,787
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             FOREIGN GOVERNMENTS -- 9.7%
EUR 75,700   Bundesobligation,
               3.50% due 10/10/08..............................  $  105,197
EUR 23,930   Bundesobligation,
               4.50% due 08/17/07..............................      34,050
CAD    200   Canadian Government Bond,
               7.25% due 06/01/07..............................         183
CAD    200   Canadian Government Bond,
               9.00% due 03/01/11..............................         213
EUR 63,275   France Government Bond OAT,
               4.00% due 10/25/13..............................      88,685
EUR    200   French Treasury Note,
               3.50% due 01/12/08..............................         278
EUR      1   French Treasury Note,
               5.00% due 07/12/05..............................           1
EUR 46,300   Italy Buoni Poliennali Del Tesoro,
               6.75% due 02/01/07..............................      68,331
    32,225   Italy Government International Bond,
               3.75% due 12/14/07 b ...........................      32,299
AUD    300   Italy Government International Bond,
               5.875% due 08/14/08.............................         237
     9,200   Mexico Government International Bond,
               4.625% due 10/08/08.............................       9,315
       150   Mexico Government International Bond,
               6.625% due 03/03/15  b .........................         161
       275   Mexico Government International Bond,
               7.50% due 04/08/33  b ..........................         297
                                                                 ----------
                                                                    339,247
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.4%
     5,350   Abitibi-Consolidated, Inc.,
               8.85% due 08/01/30..............................       5,377
     8,340   Domtar, Inc.,
               7.875% due 10/15/11  b .........................       9,625
                                                                 ----------
                                                                     15,002
                                                                 ----------
             HOTELS & GAMING -- 0.1%
     5,000   Gruma S.A. de CV,
               7.75% due 12/03/49 c ...........................       4,988
        75   Intrawest Corp.,
               7.50% due 10/15/13..............................          80
                                                                 ----------
                                                                      5,068
                                                                 ----------
             MACHINERY -- 0.2%
EUR    250   Deutsche Bundesrepublik,
               4.50% due 07/04/09..............................         361
EUR  5,550   Fondo LatinoAmericano De Reservas,
               3.00% due 08/01/06 c ...........................       5,524
                                                                 ----------
                                                                      5,885
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 0.3%
     7,300   British Sky Broadcasting Group PLC,
               7.30% due 10/15/06..............................       7,755
     3,660   Shaw Communications, Inc.,
               8.25% due 04/11/10..............................       4,163
                                                                 ----------
                                                                     11,918
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
             METALS, MINERALS & MINING -- 0.6%
$    5,645   Corp. Nacional del Cobre de Chile,
               4.75% due 10/15/14 c ...........................  $    5,534
     7,200   Inco Ltd.,
               7.75% due 05/15/12  b ..........................       8,525
     7,300   Placer Dome, Inc.,
               7.125% due 06/15/07.............................       7,857
                                                                 ----------
                                                                     21,916
                                                                 ----------

             TRANSPORTATION -- 0.7%
    16,750   Bombardier, Inc.,
               6.30% due 05/01/14 c ...........................      14,531
     7,175   Royal Caribbean Cruises Ltd.,
               6.875% due 12/01/13.............................       7,749
                                                                 ----------
                                                                     22,280
                                                                 ----------
             UTILITIES -- 0.7%
    13,500   France Telecom S.A.,
               8.50% due 03/01/11..............................      16,104
       150   France Telecom S.A.,
               9.25% due 03/01/31..............................         203
     4,378   Ras Laffan Liquefied Natural Gas Co., Ltd.,
               3.437% due 09/15/09 c ..........................       4,299
                                                                 ----------
                                                                     20,606
                                                                 ----------
             Total foreign bonds & notes
               (cost $519,421).................................  $  548,325
                                                                 ----------
INTEREST ONLY -- 1.5%
             FINANCIAL SERVICES -- 1.5%
   288,928   Banc of America Commercial Mortgage, Inc., Series
               2004-6, Class XP IO,
               4.21% due 12/10/42..............................  $    8,397
   148,556   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR3, Class X1,
               7.77% due 02/11/41 c ...........................       3,303
    85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR5, Class X2,
               4.25% due 07/11/42..............................       3,875
    67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR6, Class X2,
               4.40% due 11/11/41..............................       2,527
    74,619   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C3, Class X2,
               4.12% due 12/10/41..............................       2,546
   183,000   GS Mortgage Securities Corp., Series 2004-GG2,
               Class XP,
               4.10% due 08/01/38..............................       3,096
    72,059   Merrill Lynch Mortgage Trust,
               3.84% due 09/12/41 c ...........................       3,333

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$   69,939   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C1, Class X2,
               3.99% due 01/15/38 c ...........................  $    3,116
   336,727   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C3, Class X2,
               4.19% due 01/15/42..............................       8,068
    46,200   Tennessee Valley Linked Call Strips,
               Series 2002-TVA-1
               6.46% due 11/01/25..............................      10,584
    66,315   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C10, Class XP,
               4.04% due 02/15/41 c ...........................       2,843
                                                                 ----------
                                                                     51,688
                                                                 ----------
             Total interest only
               (cost $52,597)..................................  $   51,688
                                                                 ----------
MUNICIPAL BONDS -- 0.4%
             FINANCIAL SERVICES -- 0.4%
       275   Industry California Urban Development Agency,
               6.10% due 05/01/24..............................  $      283
    15,200   State of Illinois,
               5.10% due 06/01/33..............................      14,601
                                                                 ----------
                                                                     14,884
                                                                 ----------
             Total municipal bonds
               (cost $15,482)..................................  $   14,884
                                                                 ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 36.9%
             FEDERAL HOME LOAN BANK -- 0.1%
     2,350   6.43% due 02/20/2007..............................  $    2,487
                                                                 ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
    21,000   4.10% due 01/28/2014..............................      20,847
    26,783   5.50% due 10/01/18 -- 05/01/34....................      27,229
    57,709   6.00% due 04/01/17 -- 09/01/34 l   ...............      59,653
        19   6.50% due 07/01/16 -- 08/01/32....................          20
        37   7.50% due 09/01/29 -- 11/01/31....................          40
                                                                 ----------
                                                                    107,789
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.9%
       250   3.678% due 02/17/2009.............................         252
   187,198   5.00% due 02/01/18 -- 09/01/34  l  ...............     187,448
   294,616   5.50% due 06/01/18 -- 10/01/34....................     299,328
   140,303   6.00% due 07/01/12 -- 10/01/34  l  ...............     145,342
       245   6.30% due 04/01/08................................         260
    22,602   6.50% due 11/01/14 -- 01/01/33....................      23,728
        80   7.00% due 02/01/16 -- 09/01/32....................          85
     3,038   7.50% due 11/01/15 -- 05/01/32....................       3,256
        14   8.00% due 04/01/32................................          15
                                                                 ----------
                                                                    659,714
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.7%
$   27,745   5.00% due 05/15/33 -- 06/15/34....................  $   27,790
    65,888   5.50% due 01/01/33 -- 10/20/34  l  ...............      67,279
    53,420   6.00% due 12/15/31 -- 09/15/34....................      55,409
    46,819   6.50% due 02/15/28 -- 09/15/32....................      49,331
       197   7.00% due 06/20/30 -- 08/15/31....................         209
         1   7.50% due 01/15/32................................           1
        25   8.50% due 11/15/24................................          28
                                                                 ----------
                                                                    200,047
                                                                 ----------
             U.S. INFLATION-INDEXED SECURITIES -- 2.9%
    99,106   2.00% due 07/15/14  b ............................     102,250
                                                                 ----------
             U.S. TREASURY BONDS -- 3.3%
    18,743   5.375% due 02/15/31  b ...........................      20,267
    54,960   6.25% due 08/15/23  b ............................      64,344
    25,100   6.875% due 08/15/25  b ...........................      31,615
                                                                 ----------
                                                                    116,226
                                                                 ----------
             U.S. TREASURY NOTES -- 2.9%
   101,600   1.875% due 11/30/05  b ...........................     100,806
                                                                 ----------
             Total U.S. treasuries & federal agencies
               (cost $1,277,854)...............................  $1,289,319
                                                                 ----------
  SHARES
----------
        0v
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
         1   Iridium World Communications, Inc. a  f  h  ......  $       --
                                                                 ----------
             UTILITIES -- 0.0%
        --   Ntelos, Inc. a  f  h  ............................          --
                                                                 ----------
             Total warrants
               (cost $98)......................................  $       --
                                                                 ----------
SHORT-TERM SECURITIES -- 20.8%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 12.2%
   427,391   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  427,391
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             REPURCHASE AGREEMENTS -- 8.6%
$  112,583   BPN Paribas Joint Repurchase Agreement (See Note
               2(d)),
               1.60% due 01/03/05..............................  $  112,583
    90,067   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d)),
               1.58% due 01/03/05..............................      90,067
    97,491   UBS Securities Joint Repurchase Agreement (See
               Note 2(d)),
               1.58% due 01/03/05..............................      97,491
                                                                 ----------
                                                                    300,141
                                                                 ----------
             Total short-term securities
               (cost $727,532).................................  $  727,532
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $3,900,149) m -- 113.2%.............   3,959,243
             OTHER ASSETS, LESS LIABILITIES -- (13.2%).........    (461,157)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $3,498,086
                                                                 ==========

Note: Market value of investments in foreign securities represents 15.4% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $159,207 or 4.6% of net assets.

  f  Illiquid Securities (See Note 2m).

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  i  All principal amounts are in U.S. dollars unless otherwise indicated

       AUD -- Australian Dollar

       EUR -- Euro

       CAD -- Canadian Dollar

  k  Debt security in default due to bankruptcy.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $3,901,259 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 73,640
      Unrealized depreciation........................   (15,656)
                                                       --------
      Net Unrealized appreciation....................  $ 57,984
                                                       ========

  l The cost of the securities purchased on a when-issued basis at December 31, 2004 was $86,702.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                         MARKET             CONTRACT
DESCRIPTION                      TRANSACTION             VALUE               AMOUNT             DELIVERY DATE
-----------                      -----------             ------             --------            -------------
EURO                                 BUY                $ 34,711            $ 34,622              1/26/2005
EURO                                 BUY                  35,683              34,216              1/26/2005
EURO                                SELL                 119,463             110,916              1/26/2005
EURO                                SELL                  70,186              68,607              1/26/2005
EURO                                SELL                  56,419              55,069              1/26/2005
EURO                                SELL                  24,917              24,242              1/26/2005

                         UNREALIZED
                        APPRECIATION
DESCRIPTION            (DEPRECIATION)
-----------            --------------
EURO                      $     89
EURO                         1,467
EURO                        (8,547)
EURO                        (1,579)
EURO                        (1,350)
EURO                          (675)
                          --------
                          $(10,595)
                          ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- 97.9%
            BANKS -- 8.2%
   1,994    American Capital Strategies Ltd. b ...............  $    66,513
   4,039    Bayerische Vereinsbank AG bg .....................       91,533
   6,531    Citigroup, Inc. ..................................      314,683
   8,617    Countrywide Financial Corp........................      318,911
     550    EFG Eurobank Ergasias S.A.  g ....................       18,893
      14    Mitsubishi Tokyo Financial Group, Inc. bg ........      142,064
  30,595    PT Bank Rakyat Indonesia  g ......................        9,491
   3,774    Unibanco-Uniao de Bancos Brasileiros S.A., GDR
              b ..............................................      119,724
                                                                -----------
                                                                  1,081,812
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   2,135    Fluor Corp. b ....................................      116,373
                                                                -----------
            CHEMICALS -- 2.8%
   2,642    Dow Chemical Co. (The)............................      130,796
   5,063    Lyondell Chemical Co. ............................      146,419
   1,625    Monsanto Co. .....................................       90,269
                                                                -----------
                                                                    367,484
                                                                -----------
            COMMUNICATIONS -- 5.7%
   3,510    America Movil S.A. de C.V., ADR b ................      183,759
   4,175    Motorola, Inc. b .................................       71,813
   7,785    Nextel Communications, Inc., Class A a ...........      233,550
     684    Research in Motion Ltd. ab .......................       56,360
   8,037    Sprint Corp.-FON Group b .........................      199,710
   5,000    ZTE Corp. ab .....................................       16,178
                                                                -----------
                                                                    761,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
   4,597    EMC Corp. a.......................................       68,353
  45,048    HON HAI Precision Industry  g ....................      209,229
   1,433    International Business Machines Corp. b ..........      141,295
     176    Symbol Technologies, Inc. ........................        3,045
                                                                -----------
                                                                    421,922
                                                                -----------
            CONSUMER NON-DURABLES -- 5.6%
   4,665    McKesson Corp. ...................................      146,770
     517    Nintendo Co., Ltd. g .............................       65,207
   6,000    Safeway, Inc. ab .................................      118,440
   7,744    Tyco International Ltd. ..........................      276,756
   7,738    Xerox Corp. ab ...................................      131,620
                                                                -----------
                                                                    738,793
                                                                -----------
            DRUGS -- 4.3%
   2,283    AstraZeneca PLC, ADR..............................       83,078
   3,250    Elan Corp., PLC, ADR ab ..........................       88,563
   3,009    Forest Laboratories, Inc. a.......................      134,970
   4,165    IVAX Corp. ab ....................................       65,896
   3,682    Millennium Pharmaceuticals, Inc. ab ..............       44,628
   1,040    Novartis AG ADR...................................       52,557
   1,304    OSI Pharmaceuticals, Inc. ab .....................       97,578
                                                                -----------
                                                                    567,270
                                                                -----------
            ELECTRONICS -- 8.8%
  11,562    Altera Corp. a ...................................      239,331
   3,318    Amphenol Corp. a .................................      121,896

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            ELECTRONICS -- (CONTINUED)
   4,366    Broadcom Corp., Class A a ........................  $   140,938
   4,500    Cisco Systems, Inc. ab ...........................       86,850
   1,572    Cooper Industries Ltd. b .........................      106,696
      --    Freescale Semiconductor, Inc., Class B ah ........           --
   2,192    NVIDIA Corp. a....................................       51,648
     969    Samsung Electronics Co., Ltd. bg .................      420,814
                                                                -----------
                                                                  1,168,173
                                                                -----------
            ENERGY & SERVICES -- 7.6%
   4,566    Devon Energy Corp. b .............................      177,689
   1,185    Encana Corp. .....................................       67,605
     816    Peabody Energy Corp. .............................       66,039
   2,145    Petro-Canada......................................      109,443
   2,338    SK Corp. abg .....................................      127,989
   3,635    Sasol Ltd., ADR b ................................       78,813
   3,275    Suncor Energy, Inc. b ............................      115,935
   2,284    Valero Energy Corp. b ............................      103,707
   1,347    Weatherford International Ltd. ab ................       69,101
   2,402    XTO Energy, Inc. b ...............................       84,972
                                                                -----------
                                                                  1,001,293
                                                                -----------
            FINANCIAL SERVICES -- 3.7%
   1,829    Goldman Sachs Group, Inc. ........................      190,248
   1,193    Orix Corp. bg ....................................      163,207
   2,186    Spirit Finance Corp.   cg ........................       24,884
   5,000    Standard Bank Group Ltd. .........................       58,398
     790    Takefuji Corp. bg ................................       53,416
                                                                -----------
                                                                    490,153
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
   4,116    Bunge Ltd. b .....................................      234,642
      15    Japan Tobacco, Inc.  g ...........................      175,422
                                                                -----------
                                                                    410,064
                                                                -----------
            FOREST & PAPER PRODUCTS -- 1.6%
     770    Kimberly-Clark Corp. .............................       50,661
      --    Neenah Paper, Inc. ah ............................           --
   8,500    Smurfit-Stone Container Corp. a ..................      158,780
                                                                -----------
                                                                    209,441
                                                                -----------
            HOTELS & GAMING -- 0.4%
     945    Starwood Hotels & Resorts Worldwide, Inc. ........       55,176
                                                                -----------
            INSURANCE -- 4.6%
   5,503    Ace Ltd. .........................................      235,245
   1,144    American International Group, Inc. b .............       75,094
     634    Marsh & McLennan Cos., Inc. b ....................       20,845
   4,097    St. Paul Travelers Cos., Inc. (The)...............      151,879
   1,091    WellPoint, Inc. a ................................      125,488
                                                                -----------
                                                                    608,551
                                                                -----------
            MACHINERY -- 3.3%
   1,807    Deere & Co. b ....................................      134,426
   1,680    Ingersoll Rand Co. ...............................      134,904
   1,388    Lam Research Corp. ab ............................       40,136
   1,746    Parker-Hannifin Corp. ............................      132,212
                                                                -----------
                                                                    441,678
                                                                -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 3.7%
   4,182    Comcast Corp. a ..................................  $   137,324
   6,294    Publishing & Broadcasting Ltd. b g ...............       86,515
   7,020    Time Warner, Inc. a ..............................      136,461
   4,696    Walt Disney Co. (The).............................      130,552
                                                                -----------
                                                                    490,852
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.1%
   6,204    BHP Billiton Ltd., ADR b .........................      149,027
                                                                -----------
            METALS, MINERALS & MINING -- 8.6%
   4,496    Allegheny Technologies, Inc. b ...................       97,430
   2,490    Apex Silver Mines Ltd. ab ........................       42,780
   1,003    Cameco Corp. ab ..................................      105,185
   4,511    Companhia Vale do Rio Doce ADR b .................      130,855
   2,238    Engelhard Corp. ..................................       68,627
   1,609    International Steel Group, Inc. ab ...............       65,276
   6,583    Rio Tinto PLC  g .................................      194,159
   7,000    Teck Cominco Ltd. ................................      215,699
   1,541    United States Steel Corp. b ......................       78,992
   8,028    Xstrata PLC  g ...................................      143,363
                                                                -----------
                                                                  1,142,366
                                                                -----------
            REAL ESTATE -- 0.4%
  35,043    Hang Lung Properties Ltd. bg .....................       54,165
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 2.2%
   2,035    General Growth Properties, Inc. b ................       73,587
   6,510    Host Marriott Corp. b.............................      112,623
     515    Spirit Finance Corp. ab ..........................        6,515
   2,071    iStar Financial, Inc. ............................       93,715
                                                                -----------
                                                                    286,440
                                                                -----------
            RETAIL -- 4.7%
   5,733    Gap, Inc. (The) b ................................      121,087
  20,612    Kingfisher PLC  g ................................      122,368
   1,830    Neiman-Marcus Group, Inc. b ......................      130,933
   3,000    Penney (J.C.) Co., Inc. b ........................      124,200
   1,038    eBay, Inc. a......................................      120,734
                                                                -----------
                                                                    619,322
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     366    Puma AG  g .......................................      100,681
                                                                -----------
            SOFTWARE & SERVICES -- 5.5%
   2,504    Cognex Corp. .....................................       69,848
   1,756    Electronic Arts, Inc. a ..........................      108,279
   6,639    Microsoft Corp. ..................................      177,333
   9,080    Oracle Corp. a ...................................      124,571
   3,058    VeriSign, Inc. ab ................................      102,497
   3,838    Yahoo!, Inc. ab ..................................      144,605
                                                                -----------
                                                                    727,133
                                                                -----------
            TRANSPORTATION -- 6.0%
  12,921    Air China Ltd.  c ................................        4,987
  90,728    Air China Ltd. ab ................................       35,018
   3,331    CSX Corp. b ......................................      133,494
     539    Honeywell International, Inc. ....................       19,097
   3,738    JetBlue Airways Corp. ab .........................       86,794

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   1,800    Northwest Airlines Corp. ab ......................  $    19,674
   8,254    Toyota Motor Corp.  g ............................      338,749
   1,652    United Technologies Corp. b ......................      170,724
                                                                -----------
                                                                    808,537
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
   2,147    Federal Home Loan Mortgage Corp. .................      158,249
                                                                -----------
            Total common stocks
              (cost $10,495,687)..............................  $12,976,325
                                                                -----------
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.7%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
$ 72,563    6.125% due 11/15/27...............................  $    84,755
     284    6.25% due 05/15/30................................          341
     621    11.25% due 02/15/15...............................        1,003
                                                                -----------
                                                                     86,099
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   3,498    1.625% due 02/28/06...............................        3,469
     675    5.00% due 08/15/11................................          731
   2,025    6.50% due 10/15/06................................        2,175
                                                                -----------
                                                                      6,375
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $92,474)..................................  $    92,474
                                                                -----------
 SHARES
---------
WARRANTS -- 0.2%
            COMMUNICATIONS -- 0.2%
   3,537    Icici Bank Ltd.  c ...............................  $    31,053
                                                                -----------
            Total warrants
              (cost $22,227)..................................  $    31,053
                                                                -----------
SHORT-TERM SECURITIES -- 6.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.6%
 621,262    State Street Navigator Securities Lending Prime
              Portfolio.......................................      608,453
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.5%
$ 23,016    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    23,016
  23,016    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       23,016
  39,702    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       39,702

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  9,831    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $     9,831
 104,146    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      104,146
                                                                -----------
                                                                    199,711
                                                                -----------
            Total short-term securities
              (cost $808,164).................................  $   808,164
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $11,418,552) pm -- 104.9%...........   13,908,016
            OTHER ASSETS, LESS LIABILITIES -- (4.9%)..........     (650,273)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $13,257,743
                                                                ===========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $60,924 or 0.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $2,542,149, which represents 19.2% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.


  p  Cost of securities from the proceeds of security leading is $92,474.


  m At December 31, 2004, the cost of securities for federal income tax purposes is $11,429,905 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $2,638,599
      Unrealized depreciation.......................    (160,488)
                                                      ----------
      Net Unrealized appreciation...................  $2,478,111
                                                      ==========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               73.3%
---------------------------------------------------------------
Japan                                                   7.1
---------------------------------------------------------------
Canada                                                  5.1
---------------------------------------------------------------
South Korea                                             4.1
---------------------------------------------------------------
United Kingdom                                          3.0
---------------------------------------------------------------
Brazil                                                  1.9
---------------------------------------------------------------
Australia                                               1.8
---------------------------------------------------------------
Taiwan                                                  1.6
---------------------------------------------------------------
Switzerland                                             1.5
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Germany                                                 1.4
---------------------------------------------------------------
South Africa                                            1.0
---------------------------------------------------------------
Ireland                                                 0.7
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Indonesia                                               0.1
---------------------------------------------------------------
Greece                                                  0.1
---------------------------------------------------------------
Other Assets and Liabilities                           (4.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Australian Dollar                                Buy             $1,439           $1,425          1/5/2005              $ 14
Australian Dollar                                Buy              4,446            4,428          1/6/2005                18
EURO                                             Buy                845              847          1/5/2005                (2)
EURO                                             Buy              2,078            2,076          1/3/2005                 2
EURO                                             Buy              2,197            2,208          1/4/2005               (11)
                                                                                                                        ----
                                                                                                                        $ 21
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 94.1%
            BANKS -- 12.6%
     763    Bank of America Corp. ............................  $   35,835
     234    Capital One Financial Corp. ......................      19,714
     903    Citigroup, Inc. ..................................      43,519
     146    Comerica, Inc. ...................................       8,909
     532    Countrywide Financial Corp. ......................      19,708
     104    National City Corp. ..............................       3,890
                                                                ----------
                                                                   131,575
                                                                ----------
            BUSINESS SERVICES -- 2.1%
     337    Accenture Ltd. a .................................       9,104
     252    Cendant Corp. ....................................       5,901
      84    Omnicom Group, Inc. ..............................       7,096
                                                                ----------
                                                                    22,101
                                                                ----------
            COMMUNICATIONS -- 3.1%
     109    CenturyTel, Inc. .................................       3,859
     869    Motorola, Inc. ...................................      14,940
     182    Nextel Communications, Inc., Class A a ...........       5,448
      83    Scientific-Atlanta, Inc. .........................       2,753
     208    Sprint Corp.-FON Group............................       5,166
                                                                ----------
                                                                    32,166
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.3%
      99    3M Co. ...........................................       8,117
     480    Dell, Inc. a .....................................      20,240
     202    International Business Machines Corp. ............      19,903
     142    Pitney Bowes, Inc. ...............................       6,553
                                                                ----------
                                                                    54,813
                                                                ----------
            CONSTRUCTION -- 2.0%
     239    Horton (D.R.), Inc. ..............................       9,642
     198    Lennar Corp. b ...................................      11,194
                                                                ----------
                                                                    20,836
                                                                ----------
            CONSUMER NON-DURABLES -- 4.4%
     332    Gillette Co. (The)................................      14,867
     388    Medco Health Solutions, Inc. a ...................      16,124
      55    Procter & Gamble Co. (The)........................       3,002
     355    Supervalu, Inc. b ................................      12,262
                                                                ----------
                                                                    46,255
                                                                ----------
            DRUGS -- 8.8%
     202    Abbott Laboratories...............................       9,409
     195    Amgen, Inc. a ....................................      12,528
      61    Cephalon, Inc. ab ................................       3,078
     134    Forest Laboratories, Inc. a ......................       6,002
     218    Genzyme Corp. a ..................................      12,636
     292    Gilead Sciences, Inc. a ..........................      10,224
     501    King Pharmaceuticals, Inc. a .....................       6,210
     681    Pfizer, Inc. .....................................      18,303
     396    Schering-Plough Corp. b ..........................       8,266
     126    Wyeth.............................................       5,354
                                                                ----------
                                                                    92,010
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.5%
     182    Tektronix, Inc. ..................................       5,483
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ELECTRONICS -- 5.4%
   1,015    Cisco Systems, Inc. a ............................  $   19,590
      96    Freescale Semiconductor, Inc., Class B a .........       1,761
     398    General Electric Co. .............................      14,520
     875    Intel Corp. ......................................      20,476
                                                                ----------
                                                                    56,347
                                                                ----------
            ENERGY & SERVICES -- 7.6%
     267    ChevronTexaco Corp. b ............................      13,999
     161    ConocoPhillips....................................      13,980
     145    Devon Energy Corp. ...............................       5,659
     221    ExxonMobil Corp. .................................      11,318
     273    Marathon Oil Corp. ...............................      10,252
     180    Occidental Petroleum Corp. .......................      10,511
     233    Unocal Corp. .....................................      10,084
      79    Valero Energy Corp. b ............................       3,568
                                                                ----------
                                                                    79,371
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.2%
      21    Standard & Poor's Depositary Receipts.............       2,478
                                                                ----------
            FINANCIAL SERVICES -- 0.4%
      40    Goldman Sachs Group, Inc. ........................       4,203
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.6%
     332    Altria Group, Inc. ...............................      20,316
     148    Coca-Cola Co. (The)...............................       6,174
     392    PepsiCo., Inc. ...................................      20,447
     230    UST, Inc. ........................................      11,056
                                                                ----------
                                                                    57,993
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.3%
     349    Kimberly-Clark Corp. .............................      22,981
      71    Temple-Inland, Inc. ..............................       4,822
     251    Weyerhaeuser Co. .................................      16,886
                                                                ----------
                                                                    44,689
                                                                ----------
            INSURANCE -- 5.7%
     250    Ace Ltd. .........................................      10,666
      43    Aetna, Inc. ......................................       5,314
     169    Humana, Inc. a ...................................       5,018
     189    MBIA, Inc. b .....................................      11,941
     452    St. Paul Travelers Cos., Inc. (The)...............      16,737
     127    XL Capital Ltd., Class A..........................       9,877
                                                                ----------
                                                                    59,553
                                                                ----------
            MACHINERY -- 1.9%
      87    Eaton Corp. ......................................       6,288
     316    Graco, Inc. ......................................      11,784
      24    Ingersoll Rand Co. ...............................       1,911
                                                                ----------
                                                                    19,983
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.7%
     144    Comcast Corp., Class A a .........................       4,798
      86    Gannett Co., Inc. ................................       7,010
     845    Time Warner, Inc. a ..............................      16,429
                                                                ----------
                                                                    28,237
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            METALS, MINERALS & MINING -- 0.4%
      42    Phelps Dodge Corp. b .............................  $    4,184
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
      76    General Growth Properties, Inc. ..................       2,741
                                                                ----------
            RETAIL -- 2.7%
      87    Best Buy Co., Inc. ...............................       5,164
     301    Gap, Inc. (The)...................................       6,366
     353    Limited Brands, Inc. .............................       8,131
     267    McDonald's Corp. .................................       8,560
                                                                ----------
                                                                    28,221
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
      62    NIKE, Inc., Class B...............................       5,659
                                                                ----------
            SOFTWARE & SERVICES -- 6.5%
      98    Adobe Systems, Inc. ..............................       6,142
     101    Electronic Arts, Inc. a...........................       6,224
     356    First Data Corp. .................................      15,147
   1,229    Microsoft Corp. ..................................      32,824
     517    Oracle Corp. a....................................       7,090
                                                                ----------
                                                                    67,427
                                                                ----------
            TRANSPORTATION -- 5.3%
     434    Delphi Corp. b ...................................       3,911
     197    General Dynamics Corp. ...........................      20,585
      95    Genuine Parts Co. ................................       4,168
     243    United Technologies Corp. ........................      25,145
                                                                ----------
                                                                    53,809
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 2.8%
     291    Federal Home Loan Mortgage Corp. .................      21,476
     100    Federal National Mortgage Association.............       7,128
                                                                ----------
                                                                    28,604
                                                                ----------
            UTILITIES -- 3.0%
      72    Ameren Corp. .....................................       3,595
     229    American Electric Power Co., Inc. b ..............       7,860
     314    Exelon Corp. .....................................      13,819
     175    Waste Management, Inc. ...........................       5,228
                                                                ----------
                                                                    30,502
                                                                ----------
            Total common stocks
              (cost $858,238).................................  $  979,240
                                                                ----------
SHORT-TERM SECURITIES -- 9.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.2%
  44,179    BNY Institutional Cash Reserves Fund..............  $   44,179
       2    Evergreen Institutional Money Market Fund.........           2
                                                                ----------
                                                                    44,181
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 5.5%
 $ 6,588    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2 (d)),
              2.20% due 01/03/05..............................  $    6,588
   6,588    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.17% due 01/03/05..............................       6,588
  11,365    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.28% due 01/03/05..............................      11,365
   2,814    UBS Securities Joint Repurchase Agreement (See
              Note 2 (d)),
              1.60% due 01/03/05..............................       2,814
  29,812    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2 (d)),
              2.28% due 01/03/05..............................      29,812
                                                                ----------
                                                                    57,167
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
     957    Lehman Brothers Joint Repurchase Agreement,
              2.150% due 01/03/05.............................         957
                                                                ----------
            Total short-term securities
              (cost $102,305).................................  $  102,305
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $960,543) m -- 103.9%...............   1,081,545
            OTHER ASSETS, LESS LIABILITIES -- (3.9)%..........     (40,436)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,041,109
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).

  m At December 31, 2004, the cost of securities for federal income tax purposes is $964,022 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $133,608
      Unrealized depreciation........................   (16,085)
                                                       --------
      Net Unrealized appreciation....................  $117,523
                                                       ========

  ++ The Fund had 868 Emini Standard & Poor's 500 March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of $52,675 as of December 31, 2004 and were collateralized by $2,778 of cash.

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 96.2%
            BANKS -- 8.6%
   2,796    Bank of America Corp. ............................  $  131,403
   3,591    Citigroup, Inc. ..................................     172,993
   1,802    MBNA Corp.                                              50,801
   1,541    Morgan (J.P.) Chase & Co. ........................      60,101
     530    State Street Corp.................................      26,014
   1,629    Synovus Financial Corp. ..........................      46,565
     583    Zions Bancorp.....................................      39,627
                                                                ----------
                                                                   527,504
                                                                ----------
            CHEMICALS -- 4.0%
     923    Avery Dennison Corp. .............................      55,352
   2,639    du Pont (E.I.) de Nemours & Co. ..................     129,459
   1,353    Rohm & Haas Co. ..................................      59,830
                                                                ----------
                                                                   244,641
                                                                ----------
            COMMUNICATIONS -- 5.5%
   1,621    BellSouth Corp. ..................................      45,059
   3,160    Motorola, Inc. ...................................      54,354
   2,926    SBC Communications, Inc. .........................      75,390
   1,327    Sprint Corp. -- FON Group.........................      32,986
   3,120    Verizon Communications, Inc. .....................     126,377
                                                                ----------
                                                                   334,166
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.7%
   2,173    EMC Corp. * ......................................      32,313
   1,358    International Business Machines Corp. ............     133,901
   1,231    Pitney Bowes, Inc.................................      56,957
                                                                ----------
                                                                   223,171
                                                                ----------
            CONSUMER NON-DURABLES -- 2.6%
     354    Cardinal Health, Inc. ............................      20,573
     978    Colgate-Palmolive Co. ............................      50,045
     586    Gillette Co. (The)................................      26,255
     577    McKesson Corp. b..................................      18,149
   2,420    Xerox Corp. ab....................................      41,156
                                                                ----------
                                                                   156,178
                                                                ----------
            DRUGS -- 7.4%
   2,786    Abbott Laboratories...............................     129,981
   1,321    AstraZeneca PLC, ADR..............................      48,075
   1,068    Eli Lilly & Co. ..................................      60,581
     761    Novartis AG ADR...................................      38,481
   1,451    Pfizer, Inc. .....................................      39,016
   3,590    Schering-Plough Corp. ............................      74,951
   1,498    Wyeth.............................................      63,800
                                                                ----------
                                                                   454,885
                                                                ----------
            ELECTRONICS -- 4.4%
   1,146    Broadcom Corp., Class A a.........................      36,977
     677    Emerson Electric Co. .............................      47,423
     349    Freescale Semiconductor, Inc., Class B a..........       6,406
   1,901    General Electric Co. .............................      69,400
   2,257    Texas Instruments, Inc............................      55,572
     797    Whirlpool Corp....................................      55,174
                                                                ----------
                                                                   270,952
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 13.7%
     708    Anadarko Petroleum Corp. b........................  $   45,892
   1,569    BP PLC, ADR.......................................      91,630
   2,177    ChevronTexaco Corp. ..............................     114,335
   2,047    Encana Corp. b....................................     116,789
   3,619    ExxonMobil Corp. .................................     185,508
     423    Occidental Petroleum Corp.........................      24,663
   1,489    Royal Dutch Petroleum Co., NY Shares b............      85,445
     941    Schlumberger Ltd..................................      63,000
   1,031    Total S.A., ADR b.................................     113,245
                                                                ----------
                                                                   840,507
                                                                ----------
            FINANCIAL SERVICES -- 3.0%
     742    Franklin Resources, Inc. b .......................      51,701
     301    Goldman Sachs Group, Inc..........................      31,326
     750    Merrill Lynch & Co., Inc. ........................     44,810]
     687    UBS AG b..........................................      57,632
                                                                ----------
                                                                   185,469
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.0%
   1,612    Altria Group, Inc. ...............................      98,469
   1,343    Coca-Cola Co. (The)...............................      55,905
   1,135    Coca-Cola Enterprises, Inc. ......................      23,669
   1,047    General Mills, Inc. ..............................      52,031
     686    Sara Lee Corp. ...................................      16,570
                                                                ----------
                                                                   246,644
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.8%
   1,758    Abitibi-Consolidated, Inc. b......................      12,165
     454    Bowater, Inc. b...................................      19,949
   1,653    International Paper Co. ..........................      69,434
   1,027    Kimberly-Clark Corp. .............................      67,580
      --    Neenah Paper, Inc. ah ............................          --
     430    Temple-Inland, Inc. ..............................      29,412
   1,405    Weyerhaeuser Co. .................................      94,437
                                                                ----------
                                                                   292,977
                                                                ----------
            INSURANCE -- 5.4%
     576    Ace Ltd. .........................................      24,641
   1,157    American International Group, Inc. ...............      75,960
     916    MBIA, Inc. b......................................      57,977
     872    Marsh & McLennan Cos., Inc. ......................      28,692
     688    Prudential Financial, Inc. .......................      37,796
     886    St. Paul Travelers Cos., Inc. (The)...............      32,840
     964    XL Capital Ltd., Class A..........................      74,862
                                                                ----------
                                                                   332,768
                                                                ----------
            MACHINERY -- 2.8%
     710    Caterpillar, Inc. ................................      69,183
     379    Deere & Co........................................      28,212
     998    Parker-Hannifin Corp..............................      75,604
                                                                ----------
                                                                   172,999
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.2%
   1,124    Comcast Corp. *...................................      36,896
   1,076    Comcast Corp., Class A ab.........................      35,821

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- (CONTINUED)
     624    Gannett Co., Inc. ................................  $   50,981
   3,726    Time Warner, Inc. a...............................      72,439
                                                                ----------
                                                                   196,137
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
   1,393    Baxter International, Inc. .......................      48,117
                                                                ----------
            METALS, MINERALS & MINING -- 2.1%
   1,947    Alcoa, Inc........................................      61,172
     585    Rio Tinto PLC, ADR................................      69,774
                                                                ----------
                                                                   130,946
                                                                ----------
            RETAIL -- 3.5%
   1,602    Family Dollar Stores, Inc. .......................      50,040
   2,343    McDonald's Corp. .................................      75,129
   2,248    TJX Cos., Inc. (The)..............................      56,492
     631    Yum! Brands, Inc. ................................      29,770
                                                                ----------
                                                                   211,431
                                                                ----------
            SOFTWARE & SERVICES -- 1.3%
   2,938    Microsoft Corp....................................      78,482
                                                                ----------
            TRANSPORTATION -- 8.1%
   2,114    CSX Corp. ........................................      84,741
     941    Canadian Pacific Railway Ltd. b...................      32,395
   3,075    Delphi Corp. .....................................      27,732
     107    FedEx Corp. ......................................      10,509
     796    General Dynamics Corp. ...........................      83,303
     773    Genuine Parts Co. ................................      34,050
     659    Honeywell International, Inc. ....................      23,339
     934    Norfolk Southern Corp. ...........................      33,791
   1,960    Southwest Airlines Co. ...........................      31,914
   1,297    Union Pacific Corp................................      87,237
     423    United Technologies Corp..........................      43,738
                                                                ----------
                                                                   492,749
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.3%
   1,045    Federal Home Loan Mortgage Corp. .................      77,009
                                                                ----------
            UTILITIES -- 6.0%
     459    Dominion Resources, Inc. .........................      31,066
   2,208    Exelon Corp. .....................................      97,316
     988    FPL Group, Inc. ..................................      73,860
     865    Pinnacle West Capital Corp. ......................      38,419
   1,005    Progress Energy, Inc..............................      45,444
   2,528    Waste Management, Inc. ...........................      75,685
                                                                ----------
                                                                   361,790
                                                                ----------
            Total common stocks
              (cost $4,975,009)...............................  $5,879,522
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.8%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.2%
 $   592    5.25% due 02/15/29................................  $      633
   6,860    6.25% due 08/15/23................................       8,192
     923    7.25% due 05/15/16................................       1,165
   2,820    8.125% due 05/15/21...............................       3,928
                                                                ----------
                                                                    13,918
                                                                ----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 0.6%
   1,778    0.875% due 04/15/10...............................       1,764
   1,056    2.00% due 07/15/14................................       1,100
   6,228    3.625% due 01/15/08...............................       6,889
   9,640    3.875% due 04/15/29...............................      13,588
   8,201    3.875% due 01/15/09...............................       9,340
                                                                ----------
                                                                    32,681
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $46,599)..................................  $   46,599
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 8.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.4%
 270,273    BNY Institutional Cash Reserves Fund..............  $  270,273
                                                                ----------

PRINCIPAL
 AMOUNT
---------

            REPURCHASE AGREEMENTS -- 3.7%
 $26,104    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $   26,104
  26,104    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)) 2.17% due 01/03/05....      26,104
  45,029    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................      45,029
  11,150    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)) 1.60% due 01/03/05...................      11,150
 118,120    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     118,120
                                                                ----------

                                                                   226,507
                                                                ----------
            Total short-term securities
              (cost $496,780).................................  $  496,780
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,518,388) pm -- 105.1%............   6,422,901

            OTHER ASSETS, LESS LIABILITIES -- (5.1%)..........    (309,827)
                                                                ----------

            NET ASSETS -- 100.0%..............................  $6,113,074
                                                                ==========

Note: Market value of investments in foreign securities represents 10.9% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p Cost of long term securities from the proceeds of security leading is $46,599.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $5,529,283 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $960,703
      Unrealized depreciation...........................   (67,085)
                                                          --------
      Net Unrealized appreciation.......................  $893,618
                                                          ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       ---------
COMMON STOCKS -- 98.6%
            BANKS -- 26.3%
    117     Bank of America Corp. ............................  $  5,507
    116     Citigroup, Inc. ..................................     5,608
     18     Comerica, Inc. ...................................     1,068
     25     First Horizon National Corp. .....................     1,056
     69     Morgan (J.P.) Chase & Co. ........................     2,707
     80     National City Corp. ..............................     3,006
     57     PNC Financial Services Group, Inc. ...............     3,261
     47     SunTrust Banks, Inc. .............................     3,468
     37     U.S. Bancorp......................................     1,162
     14     Wachovia Corp. ...................................       739
      5     Washington Mutual, Inc. ..........................       215
     41     Wells Fargo & Co. ................................     2,519
                                                                --------
                                                                  30,316
                                                                --------

            CHEMICALS -- 7.9%
     20     Air Products & Chemicals, Inc. ...................     1,177
     62     Dow Chemical Co. (The)............................     3,077
     67     du Pont (E.I.) de Nemours & Co. ..................     3,296
     23     PPG Industries, Inc. .............................     1,568
                                                                --------
                                                                   9,118
                                                                --------

            COMMUNICATIONS -- 4.4%
     48     BellSouth Corp. ..................................     1,322
     70     SBC Communications, Inc. .........................     1,805
     47     Sprint Corp.-FON Group............................     1,160
     18     Verizon Communications, Inc. .....................       739
                                                                --------
                                                                   5,026
                                                                --------

            COMPUTERS & OFFICE EQUIPMENT -- 0.4%
     22     Hewlett-Packard Co. ..............................       461
                                                                --------

            DRUGS -- 5.6%
     42     Abbott Laboratories...............................     1,941
     54     Pfizer, Inc. .....................................     1,465
     70     Wyeth.............................................     2,987
                                                                --------
                                                                   6,393
                                                                --------

            ELECTRICAL EQUIPMENT -- 1.0%
     22     Rockwell Automation, Inc. ........................     1,099
                                                                --------

            ELECTRONICS -- 2.1%
     35     Emerson Electric Co. .............................     2,424
                                                                --------

            ENERGY & SERVICES -- 10.4%
     36     BP PLC, ADR.......................................     2,081
      5     ChevronTexaco Corp. ..............................       283
     31     ConocoPhillips....................................     2,658
    106     ExxonMobil Corp. .................................     5,443
     28     Shell Transport & Trading Co., PLC, ADR...........     1,452
                                                                --------
                                                                  11,917
                                                                --------

            FINANCIAL SERVICES -- 8.6%
     34     Goldman Sachs Group, Inc. ........................     3,562
     60     Merrill Lynch & Co., Inc. ........................     3,604
     49     Morgan Stanley Dean Witter & Co. .................     2,734
                                                                --------
                                                                   9,900
                                                                --------

            FOOD, BEVERAGE & TOBACCO -- 4.9%
     37     Altria Group, Inc. ...............................  $  2,256
     25     General Mills, Inc. ..............................     1,250
     22     Heinz (H.J.) Co. .................................       874
     28     Kellogg Co. ......................................     1,248
                                                                --------
                                                                   5,628
                                                                --------

            FOREST & PAPER PRODUCTS -- 2.3%
     24     Kimberly-Clark Corp. .............................     1,547
     --     Neenah Paper, Inc. ah ............................        --
     16     Weyerhaeuser Co. .................................     1,098
                                                                --------
                                                                   2,645
                                                                --------


                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       ---------
            INSURANCE -- 2.9%
     11     Chubb Corp. (The).................................  $    872
     31     XL Capital Ltd., Class A..........................     2,408
                                                                --------
                                                                   3,280
                                                                --------

            MACHINERY -- 4.9%
     58     Caterpillar, Inc. ................................     5,641
                                                                --------

            MEDIA & ENTERTAINMENT -- 1.2%
     17     Gannett Co., Inc. ................................     1,359
                                                                --------

            MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
     29     Baxter International, Inc. .......................     1,017
                                                                --------

            METALS, MINERALS & MINING -- 2.6%
     97     Alcoa, Inc. ......................................     3,035
                                                                --------

            REAL ESTATE INVESTMENT TRUST -- 0.3%
      9     General Growth Properties, Inc. ..................       315
                                                                --------

            TRANSPORTATION -- 2.4%
     70     General Motors Corp. .............................     2,815
                                                                --------

            U.S. GOVERNMENT AGENCIES -- 0.5%
      9     Federal National Mortgage Association.............       612
                                                                --------

            UTILITIES -- 9.0%
     50     Dominion Resources, Inc. .........................     3,363
     21     Entergy Corp. ....................................     1,406
     54     Exelon Corp. .....................................     2,367
     23     FPL Group, Inc. ..................................     1,724
     18     Scana Corp. ......................................       702
     14     TXU Corp. ........................................       897
                                                                --------
                                                                  10,459
                                                                --------
            Total common stocks
              (cost $105,042).................................  $113,460
                                                                --------

PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 2.1%
            REPURCHASE AGREEMENTS -- 2.1%
 $  273     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    273
    273     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       273

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ---------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
   $470     J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................  $    470
    116     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       116
  1,234     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     1,234
                                                                --------
                                                                   2,366
                                                                --------
            Total short-term securities
              (cost $2,366)...................................  $  2,366
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $107,407) m -- 100.7%...........................   115,826
            OTHER ASSETS, LESS LIABILITIES -- (0.7%)..........      (754)
                                                                --------
            NET ASSETS -- 100.0%..............................  $115,072
                                                                ========

Note: Market value of investments in foreign securities represents 3.1% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $107,493 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $9,161
      Unrealized depreciation..........................    (828)
                                                         ------
      Net Unrealized appreciation......................  $8,333
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
COMMON STOCKS -- 97.1%
            BANKS -- 6.8%
     98     Citigroup, Inc. ..................................  $ 4,743
     29     State Street Corp. ...............................    1,429
                                                                  6,172
                                                                -------
            BUSINESS SERVICES -- 3.3%
    111     Accenture Ltd. a .................................    2,992
                                                                -------
            COMMUNICATIONS -- 2.4%
    130     Motorola, Inc. ...................................    2,231
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
     64     International Game Technology.....................    2,197
                                                                -------
            CONSUMER NON-DURABLES -- 6.7%
     55     Colgate-Palmolive Co. ............................    2,814
     60     Procter & Gamble Co. (The)........................    3,283
                                                                -------
                                                                  6,097
                                                                -------
            DRUGS -- 14.3%
     47     Amgen, Inc. a.....................................    2,989
     66     Eli Lilly & Co. ..................................    3,757
     32     Genzyme Corp. a...................................    1,881
    165     Pfizer, Inc. .....................................    4,434
                                                                -------
                                                                 13,061
                                                                -------
            ELECTRONICS -- 5.6%
     58     Broadcom Corp., Class A a.........................    1,872
    166     Cisco Systems, Inc. a ............................    3,210
                                                                -------
                                                                  5,082
                                                                -------
            ENERGY & SERVICES -- 9.7%
     30     ConocoPhillips....................................    2,588
     44     Occidental Petroleum Corp. .......................    2,556
     55     Schlumberger Ltd. ................................    3,662
                                                                -------
                                                                  8,806
                                                                -------
            FINANCIAL SERVICES -- 3.2%
     52     Morgan Stanley Dean Witter & Co. .................    2,904
                                                                -------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
     68     Coca-Cola Co. (The)...............................    2,818
                                                                -------
            INSURANCE -- 7.5%
     66     American International Group, Inc. ...............    4,334
     76     Marsh & McLennan Cos., Inc. ......................    2,494
                                                                -------
                                                                  6,828
                                                                -------
            MACHINERY -- 5.0%
     41     Caterpillar, Inc. ................................    3,998
      8     Deere & Co. ......................................      565
                                                                -------
                                                                  4,563
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
            MEDIA & ENTERTAINMENT -- 2.8%
    132     Time Warner, Inc. a...............................  $ 2,574
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.6%
     66     Medtronic, Inc. ..................................    3,283
                                                                -------
            METALS, MINERALS & MINING -- 3.0%
     88     Alcoa, Inc. ......................................    2,749
                                                                -------
            RETAIL -- 5.2%
    100     Gap, Inc. (The)...................................    2,114
     62     Home Depot, Inc. (The)............................    2,650
                                                                -------
                                                                  4,764
                                                                -------
            SOFTWARE & SERVICES -- 5.3%
    180     Microsoft Corp. ..................................    4,800
                                                                -------
            TRANSPORTATION -- 7.2%
     49     Lockheed Martin Corp. ............................    2,705
     37     United Technologies Corp. ........................    3,803
                                                                -------
                                                                  6,508
                                                                -------
            Total common stocks
              (cost $83,940)..................................  $88,429
                                                                -------
PRINCIPAL
AMOUNT
---------
            SHORT-TERM SECURITIES -- 3.0%
            REPURCHASE AGREEMENTS -- 3.0%
 $  316     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $   316
    316     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.17% due 01/03/05..............................      316
    546     J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................      546
    135     UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................      135
  1,431     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................    1,431
                                                                -------
                                                                  2,744
                                                                -------
            Total short-term securities
              (cost $2,744)...................................  $ 2,744
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $86,684) m -- 100.1%................   91,173
            OTHER ASSETS, LESS LIABILITIES -- (0.1%)..........      (66)
                                                                -------
            NET ASSETS -- 100.0%..............................  $91,107
                                                                =======

Note: Market value of investments in foreign securities represents 0.0% of total net assets as of December 31, 2004.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $87,741 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.............................  $6,032
      Unrealized depreciation.............................  (2,600)
                                                            ------
      Net Unrealized appreciation.........................  $3,432
                                                            ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                              MARKET
   AMOUNT                                               VALUE #
-------------                                           --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.6%
                FINANCIAL SERVICES -- 5.6%
 $       300    Aire Valley Mortgages, Series 2004-1A,
                  Class 1A,
                  2.41% due 09/20/05  c ..............  $    300
         345    Americredit Automobile Receivables
                  Trust, Series 2004-CA, Class A2,
                  2.39% due 11/06/07..................       344
         645    Americredit Automobile Receivables
                  Trust, Series 2004-DF, Class A2,
                  2.53% due 03/06/08..................       642
         262    Arms II, Series GL, Class A,
                  2.69% due 09/10/34..................       263
         500    Bank One Issuance Trust, Series
                  2003-A10, Class A10,
                  2.513% due 06/15/11.................       501
         450    Bear Stearns Commercial Mortgage
                  Securities, Inc., Series 2001-TOP4,
                  Class A3,
                  5.61% due 11/15/33..................       479
         595    Bear Stearns Commercial Mortgage
                  Securities, Inc., Series 2003-T12,
                  Class A4,
                  4.68% due 08/13/39..................       594
         450    CS First Boston Mortgage Securities
                  Corp., Series 2003-C3, Class A5,
                  3.936% due 05/15/38.................       428
         565    Capital Auto Receivables Asset Trust,
                  Series 2003-3, Class A2B,
                  2.463% due 10/16/06.................       565
         720    Capital One Prime Auto Receivables
                  Trust, Series 2004-2, Class A2,
                  2.43% due 02/15/07..................       718
         265    Chase Issuance Trust, Series 2004-A10,
                  Class A10,
                  2.423% due 07/15/10.................       265
         161    Crusade Global Trust, Series 2003-1,
                  Class A,
                  2.27% due 01/17/34..................       161
         302    Crusade Global Trust, Series 2003-2,
                  Class A,
                  2.70% due 09/18/34..................       302
         131    Crusade Global Trust, Series 2004-1,
                  Class A1,
                  2.22% due 01/16/35..................       131
       1,015    Daimler Chrysler Auto Trust, Series
                  2004-C, Class A2,
                  2.62% due 06/08/07..................     1,011
         670    Daimler Chrysler Master Owner Trust,
                  Series 2004-B, Class A,
                  2.413% due 08/15/09.................       671
         285    Discover Card Master Trust I, Series
                  2004-1, Class A,
                  2.433% due 04/16/10.................       285
         400    Discover Card Master Trust I, Series
                  2004-2, Class A1,
                  2.17% due 05/18/10..................       400

  PRINCIPAL                                              MARKET
   AMOUNT                                               VALUE #
-------------                                           --------
                FINANCIAL SERVICES -- (CONTINUED)
 $       850    Fleet Credit Card Master Trust II,
                  Series 2003-A, Class A,
                  2.40% due 07/15/08..................  $    844
       1,135    GE Capital Credit Card Master Note
                  Trust, Series 2004-1, Class A,
                  2.453% due 06/15/10.................     1,136
         720    GE Commercial Equipment Financing LLC,
                  Series 2004-1, Class A2,
                  2.42% due 01/20/07..................       720
         475    GE Commercial Equipment Financing LLC,
                  Series 2004-A, Class A2,
                  3.056% due 01/22/07  c .............       475
         379    GE Corporate Aircraft Financing LLC,
                  Series 2004-1A, Class A2,
                  2.588% due 09/25/13  c .............       379
         465    Gracechurch Card Funding PLC, Series
                  7, Class A,
                  2.14% due 11/16/09..................       465
         341    Granite Mortgages PLC, Series 2002-1,
                  Class 1A2,
                  2.239% due 07/20/19.................       342
         386    Honda Auto Receivables Owner Trust,
                  Series 2004-1, Class A3,
                  1.68% due 12/21/06..................       384
       1,045    Honda Auto Receivables Owner Trust,
                  Series 2004-3, Class A3,
                  2.91% due 10/20/08..................     1,036
       1,112    Household Automotive Trust, Series
                  2003-1, Class A3,
                  1.73% due 12/17/07..................     1,104
          54    John Deere Owner Trust, Series 2003-A,
                  Class A2,
                  1.31% due 01/15/06..................        54
         288    Medallion Trust, Series 2003-1G, Class
                  A,
                  2.71% due 12/21/33..................       288
         279    Medallion Trust, Series 2004-1G, Class
                  A1,
                  2.51% due 05/25/35..................       279
         600    Morgan Stanley Dean Witter Capital I,
                  Series 2001-TOP3, Class A3,
                  6.20% due 07/15/33..................       641
       1,008    National RMBS Trust, Series 2004-1,
                  Class A1,
                  2.62% due 03/30/34..................     1,008
         435    Navistar Financial Corp. Owner Trust,
                  Series 2004-B, Class A2,
                  2.72% due 12/15/07..................       433
         750    Nelnet Student Loan Corp., Series
                  2004-1A, Class A1A,
                  2.451% due 05/25/19  f..............       750
         575    Nelnet Student Loan Trust, Series
                  2004-3, Class A1,
                  1.635% due 01/25/11.................       575
         480    Nissan Auto Lease Trust, Series
                  2004-A, Class A3,
                  2.90% due 08/15/07..................       476

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  PRINCIPAL                                              MARKET
   AMOUNT                                               VALUE #
-------------                                           --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
 $       500    Nomura Asset Securities Corp., Series
                  1998-D6, Class A1B,
                  6.59% due 03/17/28..................  $    541
         570    Prudential Commercial Mortgage Trust,
                  Series 2003-PWR1, Class A2,
                  4.493% due 02/11/36.................       563
          70    RMAC, Series 2003-NS2A, Class A1B,
                  2.62% due 06/12/18  c ..............        70
         144    RMAC, Series 2004-NS1A, Class A1A,
                  4.97% due 12/20/20  c ..............       276
         333    SLM Student Loan Trust, Series 2004-7,
                  Class A1,
                  2.09% due 04/25/06..................       333
       1,369    USAA Auto Owner Trust, Series 2003-1,
                  Class A3,
                  1.58% due 06/15/07..................     1,359
         430    USAA Auto Owner Trust, Series 2004-2,
                  Class A2,
                  2.41% due 02/15/07..................       428
         705    USAA Auto Owner Trust, Series 2004-3,
                  Class A2,
                  2.79% due 06/15/07..................       703
         395    Volkswagen Auto Loan Enhanced Trust,
                  Series 2000-1, Class A1,
                  2.565% due 08/20/07.................       395
         699    WFS Financial Owner Trust, Series
                  2004-2, Class A2,
                  2.03% due 10/22/07..................       696
         195    WFS Financial Owner Trust, Series
                  2004-4, Class A2,
                  2.50% due 12/17/07..................       194
         160    Whole Auto Loan Trust, Series 2004-1,
                  Class A2A,
                  2.59% due 05/15/07..................       159
                                                        --------
                                                          25,166
                                                        --------
                Total collateralized mortgage
                  obligations
                  (cost $25,083)......................  $ 25,166
                                                        --------
   SHARES
-------------
COMMON STOCKS -- 56.8%
                AEROSPACE & DEFENSE -- 1.2%
          93    European Aeronautic Defense and Space
                  Co. bg .............................  $  2,687
         538    Rolls-Royce Group PLC  g .............     2,541
      18,924    Rolls-Royce Group PLC, Class B........        35
                                                        --------
                                                           5,263
                                                        --------
                APPAREL & TEXTILE -- 1.6%
          17    Adidas AG bg . .......................     2,766
         701    Esprit Holdings Ltd.  g ..............     4,237
                                                        --------
                                                           7,003
                                                        --------
                BANKS -- 2.7%
         226    Banca Intesa S.p.A.  g ...............     1,086
         159    Banco Bilbao Vizcayz Argentaria S.A. b
                   g .................................     2,816

                                                         MARKET
   SHARES                                               VALUE #
-------------                                           --------
                BANKS -- (CONTINUED)
          34    Bank of America Corp. ................  $  1,584
         207    Bank of Yokohama Ltd. (The)  g .......     1,304
         210    Bayerische Vereinsbank AG bg .........     4,748
          17    Citigroup, Inc. ......................       805
                                                        --------
                                                          12,343
                                                        --------
                BUSINESS SERVICES -- 1.8%
         645    Capita Group PLC  g ..................     4,516
         112    Monster Worldwide, Inc. a.............     3,781
                                                        --------
                                                           8,297
                                                        --------
                COMMUNICATIONS -- 8.0%
         381    Alcatel S.A. bg ......................     5,935
       1,358    Carphone Warehouse Group PLC  g ......     4,470
         128    Nokia Corp., ADR......................     2,006
          66    PT Telekomunikasi Indonesia ADR b.....     1,379
          34    Research in Motion Ltd. a.............     2,819
          40    SES Global  cg .......................       518
         163    SES Global  g ........................     2,099
       1,365    Telefonaktiebolaget LM Ericcson AB, B
                  Shares  g ..........................     4,299
       2,295    Vodafone Group PLC  g ................     6,244
         168    XM Satellite Radio Holdings, Inc. ab..     6,316
                                                        --------
                                                          36,085
                                                        --------
                COMPUTERS & OFFICE EQUIPMENT -- 2.6%
          98    Apple Computer, Inc. a................     6,337
         122    Dell, Inc. a..........................     5,137
                                                        --------
                                                          11,474
                                                        --------
                CONSTRUCTION -- 0.5%
          92    Autostrade S.p.A.  g .................     2,445
                                                        --------
                CONSUMER DURABLES -- 0.3%
          82    Assa Abloy AB bg .....................     1,400
                                                        --------
                CONSUMER NON-DURABLES -- 1.6%
          69    Gillette Co. (The)....................     3,072
         111    Tyco International Ltd. ..............     3,953
                                                        --------
                                                           7,025
                                                        --------
                DRUGS -- 7.6%
          69    Abbott Laboratories...................     3,238
         460    Elan Corp., PLC, ADR ab...............    12,538
         126    Forest Laboratories, Inc. a...........     5,670
          62    Gilead Sciences, Inc. a...............     2,183
         250    IVAX Corp. a..........................     3,955
          20    Schering AG g ........................     1,465
         251    Schering-Plough Corp. ................     5,233
                                                        --------
                                                          34,282
                                                        --------
                EDUCATION -- 0.7%
          38    Apollo Group, Inc. a..................     3,059
                                                        --------
                ELECTRICAL EQUIPMENT -- 0.8%
          66    Danaher Corp. ........................     3,772
                                                        --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                         MARKET
   SHARES                                               VALUE #
-------------                                           --------
COMMON STOCKS -- (CONTINUED)
                ELECTRONICS -- 1.6%
          79    Cisco Systems, Inc. a.................  $  1,525
         161    General Electric Co. .................     5,877
                                                        --------
                                                           7,402
                                                        --------
                ENERGY & SERVICES -- 0.7%
       3,999    CNOOC Ltd. bg ........................     2,141
          28    OAO Gazprom ADR  f ...................     1,008
                                                        --------
                                                           3,149
                                                        --------
                FINANCIAL SERVICES -- 3.0%
          32    Goldman Sachs Group, Inc. ............     3,298
          72    Man Group PLC  g .....................     2,034
         263    Standard Chartered PLC  g ............     4,888
           1    UFJ Holdings, Inc. bg ................     3,454
                                                        --------
                                                          13,674
                                                        --------
                FOOD, BEVERAGE & TOBACCO -- 2.1%
          29    Imperial Tobacco Group PLC  g ........       789
          --    Japan Tobacco, Inc.  gh ..............     3,344
          69    Koninklijke Numico N.V.  g ...........     2,498
          17    Pernod-Ricard bg .....................     2,591
                                                        --------
                                                           9,222
                                                        --------
                HOTELS & GAMING -- 0.4%
         132    Intercontinental Hotels...............     1,643
                                                        --------
                INSURANCE -- 1.8%
          40    Allianz AG bg ........................     5,261
          24    WellPoint, Inc. a ....................     2,749
                                                        --------
                                                           8,010
                                                        --------
                MACHINERY -- 1.4%
          34    Ingersoll Rand Co. ...................     2,706
          46    Parker-Hannifin Corp. ................     3,492
                                                        --------
                                                           6,198
                                                        --------
                MEDIA & ENTERTAINMENT -- 3.0%
          77    Decaux (J.C.) S.A. ag ................     2,240
         892    EMI Group PLC  g .....................     4,537
          44    Grupo Televisa S.A., ADR..............     2,686
         121    Vivendi Universal S.A.  g ............     3,870
                                                        --------
                                                          13,333
                                                        --------
                RETAIL -- 6.3%
          77    Best Buy Co., Inc. ...................     4,558
          31    eBay, Inc. a..........................     3,628
         184    Great Universal Stores PLC  g ........     3,316
          90    Home Depot, Inc. (The)................     3,838
         205    Koninklijke Ahold N.V. ag ............     1,590
         114    Staples, Inc. ........................     3,846
         121    Starbucks Corp. a.....................     7,533
                                                        --------
                                                          28,309
                                                        --------
                SOFTWARE & SERVICES -- 5.9%
          37    Amdocs Ltd., ADR a....................       971
          46    Computer Sciences Corp. a.............     2,582

                                                         MARKET
   SHARES                                               VALUE #
-------------                                           --------
                SOFTWARE & SERVICES -- (CONTINUED)
          35    Electronic Arts, Inc. a...............  $  2,140
          43    Infosys Technologies Ltd., ADR b......     2,987
         135    Microsoft Corp. ......................     3,598
          51    Pixar, Inc. a.........................     4,323
          85    Trend Micro, Inc. abg ................     4,621
         135    Yahoo!, Inc. a........................     5,102
                                                        --------
                                                          26,324
                                                        --------
                TRANSPORTATION -- 1.2%
          37    Canadian National Railway Co. ........     2,269
          36    Carnival PLC  g ......................     2,215
         120    Kia Motors Corp. ag ..................     1,265
                                                        --------
                                                           5,749
                                                        --------
                Total common stocks
                  (cost $217,710).....................  $255,461
                                                        --------
 PRINCIPAL
  AMOUNT i
-------------
CORPORATE NOTES -- 4.2%
                BANKS -- 0.6%
 $       695    Citigroup, Inc.,
                  5.85% due 12/11/34..................  $    715
         750    HSBC Bank USA N.A,
                  5.875% due 11/01/34.................       759
       1,200    U.S. Bank N.A,
                  2.119% due 07/28/06.................     1,199
                                                        --------
                                                           2,673
                                                        --------
                COMMUNICATIONS -- 0.5%
         900    SBC Communications, Inc.,
                  5.10% due 09/15/14..................       908
         375    Verizon New England, Inc.,
                  6.50% due 09/15/11..................       413
       1,030    Verizon Wireless Capital LLC,
                  2.415% due 05/23/05  c .............     1,030
                                                        --------
                                                           2,351
                                                        --------
                DRUGS  0.2%
         940    Eli Lilly & Co.,
                  2.41% due 08/24/07..................       940
                                                        --------
                ELECTRONICS -- 0.3%
       1,100    General Electric Co.,
                  5.00% due 02/01/13..................     1,129
                                                        --------
                ENERGY & SERVICES -- 0.1%
         225    Burlington Resources Finance Co.,
                  6.68% due 02/15/11..................       251
                                                        --------
                FINANCIAL SERVICES -- 0.8%
       1,285    Credit Suisse First Boston USA, Inc.,
                  4.875% due 01/15/15.................     1,269
 GBP     400    Morgan Stanley Dean Witter & Co.,
                  5.375% due 11/14/13.................       774
         154    Southern Capital Corp.,
                  5.70% due 06/30/23  c ..............       160

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  PRINCIPAL                                              MARKET
  AMOUNT i                                              VALUE #
-------------                                           --------
CORPORATE NOTES -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
  EUR    511    Toyota Motor Credit Corp.,
                  4.75% due 06/17/05..................  $    702
         875    Volkswagen Credit, Inc.,
                  2.33% due 07/21/05  c ..............       875
                                                        --------
                                                           3,780
                                                        --------
                FOOD, BEVERAGE & TOBACCO -- 0.2%
         300    ConAgra Foods, Inc.,
                  6.00% due 09/15/06..................       312
         450    Miller Brewing Co.,
                  4.25% due 08/15/08  f ..............       454
                                                        --------
                                                             766
                                                        --------
                FOREST & PAPER PRODUCTS -- 0.1%
  EUR    325    International Paper Co.,
                  5.375% due 08/11/06.................       458
         176    Weyerhaeuser Co.,
                  6.125% due 03/15/07.................       185
                                                        --------
                                                             643
                                                        --------
                HOTELS & GAMING -- 0.1%
         575    Doral Financial Corp.,
                  3.065% due 12/07/05.................       576
                                                        --------
                INSURANCE -- 0.5%
         300    Ace Capital Trust II,
                  9.70% due 04/01/30..................       399
         390    Citizens Property Insurance Corp.,
                  6.85% due 08/25/07 c ...............       419
         300    Everest Reinsurance Holdings, Inc.,
                  8.50% due 03/15/05..................       303
  EUR    445    International Lease Finance Corp.,
                  2.895% due 04/25/05.................       606
         400    NAC RE Corp.,
                  7.15% due 11/15/05..................       411
         250    St. Paul Travelers Cos., Inc. (The),
                  5.75% due 03/15/07..................       260
                                                        --------
                                                           2,398
                                                        --------
                RETAIL -- 0.1%
  GBP    215    McDonald's Corp.,
                  5.875% due 04/23/32.................       439
                                                        --------
                TRANSPORTATION -- 0.4%
         450    Boeing Capital Corp.,
                  4.75% due 08/25/08..................       465
         575    DaimlerChrysler North America Holding
                  Corp.,
                  8.50% due 01/18/31..................       718
         335    General Motors Acceptance Corp.,
                  6.75% due 12/01/14..................       335
         400    Goodrich Corp.,
                  7.50% due 04/15/08..................       443
                                                        --------
                                                           1,961
                                                        --------

  PRINCIPAL                                              MARKET
  AMOUNT i                                              VALUE #
-------------                                           --------
                UTILITIES -- 0.3%
 $        95    Commonwealth Edison Co.,
                  6.15% due 03/15/12 b................  $    104
         350    FPL Group Capital, Inc.,
                  6.125% due 05/15/07.................       370
         300    NSTAR,
                  8.00% due 02/15/10..................       351
         195    Virginia Electric & Power Co.,
                  5.375% due 02/01/07.................       202
                                                        --------
                                                           1,027
                                                        --------
                Total corporate notes
                  (cost $18,082)......................  $ 18,934
                                                        --------
FOREIGN BONDS & NOTES -- 21.3%
                BANKS -- 1.9%
  EUR  1,200    Banesto Banco de Emisiones,
                  2.174% due 10/21/05.................  $  1,630
       1,150    HBOS Treasury Services PLC,
                  4.00% due 09/15/09  c ..............     1,147
  EUR    800    Lloyds TSB Bank PLC,
                  5.25% due 07/14/08..................     1,162
  EUR    225    Nordea Bank Finland PLC,
                  5.75% due 03/26/14..................       336
  EUR    425    Oversea-Chinese Banking Corp.,
                  7.25% due 09/06/11  f ..............       691
  EUR    400    RCI Banque S.A.,
                  2.315% due 01/04/06.................       543
       1,325    Royal Bank of Scotland Group PLC,
                  2.37% due 11/24/06  c ..............     1,324
  EUR  1,300    Unicredito Italiano Bank,
                  2.153% due 11/04/05.................     1,766
                                                        --------
                                                           8,599
                                                        --------
                CHEMICALS -- 0.0%
         175    Potash Corp. of Saskatchewan, Inc.,
                  7.75% due 05/31/11..................       206
                                                        --------
                COMMUNICATIONS -- 0.1%
         500    Telefonica Europe BV,
                  7.75% due 09/15/10..................       586



                ENERGY & SERVICES -- 0.2%
         525    Mizuho Financial Group Cayman Ltd.,
                  5.79% due 04/15/14  c ..............       551
  EUR    175    Pemex Project Funding Master Trust
                  Co.,
                  6.625% due 04/04/10  f .............       265
                                                        --------
                                                             816
                                                        --------
                FINANCIAL SERVICES -- 0.2%
         400    AXA,
                  8.60% due 12/15/30..................       525
  GBP    295    European Loan Conduit, Series 19A,
                  Class A,
                  5.128% due 11/01/29  c .............       567
                                                        --------
                                                           1,092
                                                        --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                              MARKET
  AMOUNT i                                              VALUE #
-------------                                           --------
FOREIGN BONDS & NOTES -- (CONTINUED)
                FOOD, BEVERAGE & TOBACCO -- 0.2%
  EUR    430    BAT International Finance PLC,
                  3.008% due 04/03/06.................  $    588
         250    Cia Brasileira de Bebidas,
                  8.75% due 09/15/13..................       291
                                                        --------
                                                             879
                                                        --------
                FOREIGN GOVERNMENTS -- 18.3%
  AUD    270    Australia Government Bond,
                  5.75% due 06/15/11..................       217
  AUD    205    Australia Government Bond,
                  6.25% due 04/15/15..................       172
  AUD 17,710    Australia Government Bond,
                  7.50% due 09/15/09  l ..............    15,188
         564    Bulgaria Government International
                  Bond,
                  2.688% due 07/28/12.................       563
 CAD   4,930    Canadian Government Bond,
                  4.25% due 09/01/09..................     4,215
 CAD   1,730    Canadian Government Bond,
                  5.00% due 06/01/14..................     1,521
 CAD   2,435    Canadian Government Bond,
                  5.50% due 06/01/10..................     2,197
  CAD    365    Canadian Government Bond,
                  5.75% due 06/01/29..................       344
  EUR    130    Corp. Andina de Fomento,
                  6.375% due 06/18/09.................       197
 EUR   4,035    Denmark Government Bond,
                  4.875% due 04/18/07.................     5,754
  DKK  3,676    Denmark Government Bond,
                  6.00% due 11/15/09..................       758
 EUR   4,725    Deutsche Bundesrepublik,
                  3.75% due 07/04/13..................     6,521
 EUR   1,645    Deutsche Bundesrepublik,
                  5.50% due 01/04/31  l ..............     2,667
 EUR   3,610    Deutsche Bundesrepublik,
                  5.50% due 01/04/31..................     5,852
  EUR    825    Dutch Treasury Certificate,
                  1.28% due 03/31/05..................     1,116
       1,050    Finland Government International Bond,
                  4.75% due 03/06/07..................     1,081
  EUR    400    France Government Bond OAT,
                  4.00% due 04/25/13..................       563
 EUR   2,600    French Treasury Bill,
                  1.04% due 03/17/05..................     3,520
ILS    2,165    Israel Government Bond,
                  7.50% due 03/31/14..................       540
 JPY 318,800    Japan Government Ten Year Bond,
                  1.40% due 09/20/11..................     3,210
 JPY 198,450    Japan Government Ten Year Bond,
                  1.60% due 06/20/08..................     2,022
 JPY 167,800    Japan Government Twenty Year Bond,
                  1.90% due 09/20/23..................     1,618
 JPY 838,350    Japan Ten Year Government Bond,
                  1.50% due 09/20/13  l ..............     8,343

  PRINCIPAL                                              MARKET
  AMOUNT i                                              VALUE #
-------------                                           --------
                FOREIGN GOVERNMENTS -- (CONTINUED)
  MXN 37,500    Mexican Fixed Rate Bonds,
                  8.00% due 12/19/13..................  $  2,996
  EUR    175    Netherlands Government Bond,
                  7.75% due 03/01/05..................       240
  NZD  2,465    New Zealand Government Bond,
                  6.50% due 04/15/13  l ..............     1,839
  NZD  4,140    New Zealand Government Bond,
                  7.00% due 07/15/09  l ..............     3,105
         950    Russia Government International Bond
                  8.75% due 07/24/05  c ..............       977
 SGD   1,430    Singapore Government Bond,
                  4.00% due 03/01/07..................       919
 SGD   1,350    Singapore Government Bond,
                  4.375% due 01/15/09.................       905
  EUR    425    South Africa Government International
                  Bond,
                  5.25% due 05/16/13..................       612
 GBP   1,350    U.K. Treasury Gilt,
                  4.75% due 06/07/10  l ..............     2,621
                                                        --------
                                                          82,393
                                                        --------
                FOREST & PAPER PRODUCTS -- 0.0%
         130    Inversiones CMPC S.A.,
                  4.875% due 06/18/13  c .............       127
                                                        --------
                INSURANCE -- 0.2%
         310    Dai-ichi Mutual Life Insurance Co.
                  (The),
                  5.73% due 03/17/14  c ..............       317
                                                        --------
                UTILITIES -- 0.2%
         500    France Telecom S.A.,
                  8.50% due 03/01/11..................       596
                                                        --------
                Total foreign bonds & notes
                  (cost $88,918)......................  $ 95,611
                                                        --------
MUNICIPAL BONDS -- 0.1%
                FINANCIAL SERVICES -- 0.1%
         350    State of California
                  5.25% due 02/01/23..................       391
                                                        --------
                Total municipal bonds
                  (cost $370).........................  $    391
                                                        --------
   SHARES
-------------
OPTIONS CALL PURCHASED -- 0.0%
                ISSUER/EXPIRATION DATE/EXERCISE
                PRICE -- 0.0%
       2,280    U.S. Dollar vs. Euro/January
                  2005/1.299..........................  $     31
       1,140    U.S. Dollar vs. Euro/March
                  2005/1.34...........................        16
       2,260    U.S. Dollar vs. South African Rands/
                  February 2005/6.343.................         4

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                       MARKET
  SHARES                                              VALUE #
-----------                                           --------
OPTIONS CALL PURCHASED -- (CONTINUED)
              ISSUER/EXPIRATION DATE/EXERCISE
              PRICE -- (CONTINUED)
      2,260   U.S Dollar vs. Swiss Franc/
                January 2005/1.168..................  $     26
                                                      --------
                                                            77
                                                      --------
              Total options call purchased
                (cost $67)..........................  $     77
                                                      --------
OPTIONS PUT PURCHASED -- 0.0%
              ISSUER/EXPIRATION DATE/EXERCISE
              PRICE -- 0.0%
      2,600   Euro vs. British Pound/February
                2005/0.685..........................         3
        960   Euro vs. Japanese Yen/
                December 2005/116.60................         5
      2,560   Euro vs. U.S. Dollar/January
                2005/1.301..........................         1
      1,350   Swiss Franc vs. Japanese Yen/
                May 2005/85.00......................         7
      2,270   U.S Dollar vs. Euro/February
                2005/1.346..........................        31
      1,140   U.S Dollar vs. Euro/March
                2005/1.380..........................        16
                                                      --------
                                                            63
                                                      --------
              Total options put purchased
                (cost $115).........................  $     63
                                                      --------
 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURIES & FEDERAL AGENCIES -- 3.9%
              FEDERAL HOME LOAN BANK -- 0.3%
$     1,200   5.75% due 05/15/2012..................  $  1,313
                                                      --------
              FEDERAL HOME LOAN MORTGAGE
              CORPORATION -- 0.3%
        740   3.646% due 04/01/29...................       763
        481   5.50% due 08/01/19....................       497
                                                      --------
                                                         1,260
                                                      --------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION -- 2.1%
      1,665   4.601% due 02/01/14...................     1,688
      4,690   5.00% due 02/01/19 -- 05/01/19........     4,769
      1,665   5.14% due 12/01/13....................     1,710
        506   5.50% due 04/01/34 -- 05/01/34........       514
        514   6.50% due 09/01/08 -- 10/01/16........       545
         14   7.00% due 02/01/29....................        15
                                                      --------
                                                         9,241
                                                      --------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 0.5%
        747   6.00% due 11/15/28 -- 04/15/33........       775
        176   6.50% due 09/15/28 -- 10/15/28........       185
        958   7.50% due 11/15/27 -- 07/15/29........     1,030
        123   8.00% due 10/15/29 -- 12/15/30........       133
                                                      --------
                                                         2,123
                                                      --------
              U.S. TREASURY BONDS -- 0.3%
      1,250   5.375% due 02/15/31...................     1,352
                                                      --------

 PRINCIPAL                                             MARKET
  AMOUNT                                              VALUE #
-----------                                           --------
              U.S. TREASURY NOTES -- 0.4%
$     2,300   4.25% due 08/15/14    l ..............  $  2,305
                                                      --------
              Total U.S. treasuries & federal
                agencies
                (cost $17,203)......................  $ 17,594
                                                      --------
SHORT-TERM SECURITIES -- 30.2%
              COMMERCIAL PAPER -- 0.2%
        750   Svenska Handelsbanken
                1.113% due 02/14/05.................       750
                                                      --------
  SHARES
-----------
              INVESTMENT COMPANIES HELD AS
              COLLATERAL ON LOANED
              SECURITIES -- 11.4%
     51,159   State Street Navigator Securities
                Lending Prime Portfolio.............  $ 51,159
                                                      --------
 PRINCIPAL
  AMOUNT
-----------
              REPURCHASE AGREEMENTS -- 18.6%
$     9,669   ABN Amro Joint TriParty Repurchase
                Agreement (See Note 2(d)),
                2.20% due 01/03/05..................  $  9,669
      9,669   Deutsche Bank Securities Joint
                TriParty Repurchase Agreement (See
                Note 2 (d)),
                2.17% due 01/03/05..................     9,669
     16,680   J.P Morgan Chase Joint TriParty
                Repurchase Agreement (See Note
                2(d)),
                2.28% due 01/03/05..................    16,680
      4,130   UBS Securities Joint Repurchase
                Agreement (See Note 2(d)),
                1.60% due 01/03/05..................     4,130
     43,754   UBS Securities Joint TriParty
                Repurchase Agreement (See Note
                2(d)),
                2.28% due 01/03/05..................    43,754
                                                      --------
                                                        83,902
                                                      --------
              Total short-term securities
                (cost $135,811).....................  $135,811
                                                      --------
              INVESTMENTS IN SECURITIES AT VALUE
                (TOTAL COST $503,359)m -- 122.1%....   549,108
              OTHER ASSETS, LESS
                LIABILITIES -- (22.1%)..............   (99,414)
                                                      --------
              NET ASSETS -- 100.0%..................  $449,694
                                                      ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $9,512 or 2.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

  f  Illiquid Securities (See Note 2(m)).

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $106,230, which represents 23.6% of the total net assets.
  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  i  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD   -- Australian Dollar
      CAD   -- Canadian Dollar
      DKK   -- Denmark Krone
      EUR   -- Euro
      GBP   -- British Pound
      ILS   -- Israeli Shekel
      JPY   -- Japanese Yen
      MXN   -- Mexican Peso
      NZD   -- New Zealand Dollar
      SGD   -- Singapore Dollar

  m At December 31, 2004, the cost of securities for federal income tax purposes is $504,671 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $45,564
      Unrealized depreciation.........................   (1,127)
                                                        -------
      Net Unrealized appreciation.....................  $44,437
                                                        =======

  l The cost of the securities purchased on a when-issued basis at December 31, 2004 was $52,527.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               71.2%
---------------------------------------------------------------
United Kingdom                                         10.2
---------------------------------------------------------------
Germany                                                 6.5
---------------------------------------------------------------
Japan                                                   6.2
---------------------------------------------------------------
France                                                  4.6
---------------------------------------------------------------
Australia                                               3.5
---------------------------------------------------------------
Canada                                                  3.0
---------------------------------------------------------------
Ireland                                                 2.8
---------------------------------------------------------------
Netherlands                                             1.9
---------------------------------------------------------------
Hong Kong                                               1.4
---------------------------------------------------------------
Denmark                                                 1.4
---------------------------------------------------------------
Sweden                                                  1.3
---------------------------------------------------------------
Mexico                                                  1.3
---------------------------------------------------------------
Italy                                                   1.2
---------------------------------------------------------------
New Zealand                                             1.1
---------------------------------------------------------------
Spain                                                   1.0
---------------------------------------------------------------
Finland                                                 0.7
---------------------------------------------------------------
Singapore                                               0.6
---------------------------------------------------------------
Luxembourg                                              0.6
---------------------------------------------------------------
Russia                                                  0.4
---------------------------------------------------------------
South Korea                                             0.3
---------------------------------------------------------------
Indonesia                                               0.3
---------------------------------------------------------------
Venezuela                                               0.1
---------------------------------------------------------------
South Africa                                            0.1
---------------------------------------------------------------
Israel                                                  0.1
---------------------------------------------------------------
Cayman Islands                                          0.1
---------------------------------------------------------------
Bulgaria                                                0.1
---------------------------------------------------------------
Brazil                                                  0.1
---------------------------------------------------------------
Chile                                                   0.0
---------------------------------------------------------------
Other Assets and Liabilities                         (22.1)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

                 FUTURES CONTRACTS OPEN AS OF DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                           NUMBER OF                                                APPRECIATION
DESCRIPTION                                                CONTRACTS         POSITION          EXPIRATION          (DEPRECIATION)
-----------                                                ---------         --------          ----------          --------------
10 Year U.S. Treasury Note futures contracts                  20              short             March 2005             $   7
2 Year U.S. Treasury Note futures contracts                   34               long             March 2005                (5)
CBT 5 Year U.S. Treasury Note futures contracts               18               long             March 2005                (7)
Russell 2000 Index futures contracts                          14              short             March 2005              (179)
S&P 500 Index futures contracts                                6              short             March 2005               (35)
U.S. Treasury Bond futures contracts                          11              short             March 2005                (9)
CAC 40 Index futures contracts                                 9              short             March 2005                --
EDX OMX Index futures contracts                               11              short           January 2005                (2)
Eurex EURO-BOBL futures contracts                             50              short             March 2005                22
Eurex EURO-BUND futures contracts                             27               long             March 2005                 9
Eurex EURO-SCHATZ futures contracts                           13               long             March 2005                (6)
FTSE 100 Index futures contracts                              12              short             March 2005               (12)
MIB 30 Index future contract                                   1              short             March 2005                (2)
S&P/TSE 60 Index futures contracts                             3              short             March 2005                (5)
SPE SPI 200 Index futures contracts                            3              short             March 2005                (5)
TSE TOPIX Index futures contracts                              8              short             March 2005               (38)
                                                                                                                       -----
                                                                                                                       $(267)
                                                                                                                       =====

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

These contracts had a market value of ($5,521) as of December 31, 2004 and were collateralized by Fleet Credit Card Master Trust II, 2.40% due 07/15/08, with a market value of $844 and Honda Auto Receivables Owner Trust, 2.91% due 10/20/08 with a market value of $793.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
Australian Dollar                              Buy             $   579         $   563           1/19/2005            $    16
Australian Dollar                              Buy                 587             574           1/19/2005                 13
Australian Dollar                              Buy               2,533           2,540           1/19/2005                 (7)
Australian Dollar                             Sell                 571             570           1/19/2005                 (1)
Australian Dollar                             Sell                 563             563           1/19/2005                 --
Australian Dollar                             Sell                 360             360           1/19/2005                 --
Australian Dollar                             Sell                 313             313           1/19/2005                 --
Australian Dollar                             Sell                 228             220           3/17/2005                 (8)
British Pound                                  Buy               4,266           4,285            3/1/2005                (19)
British Pound                                 Sell               4,452           4,423            3/1/2005                (29)
British Pound                                 Sell               1,968           1,955            3/1/2005                (13)
British Pound                                 Sell               1,085           1,089           3/18/2005                  4
Canadian Dollars                               Buy                 580             563           1/28/2005                 17
Canadian Dollars                               Buy                 580             564           1/28/2005                 16
Canadian Dollars                               Buy               1,160           1,161           1/28/2005                 (1)
Canadian Dollars                              Sell               1,451           1,425           1/28/2005                (26)
Canadian Dollars                              Sell               1,041           1,042           1/28/2005                  1
Canadian Dollars                              Sell                 601             601           1/28/2005                 --
Canadian Dollars                              Sell                 564             565           1/28/2005                  1
Canadian Dollars                              Sell                 559             558           1/28/2005                 (1)
Canadian Dollars                              Sell                 259             251           1/28/2005                 (8)
Canadian Dollars                              Sell                 252             244           3/17/2005                 (8)
Chinese Yuan Renminbi                          Buy                 154             147           8/14/2006                  7
Chinese Yuan Renminbi                          Buy                 315             301           8/14/2006                 14
Chinese Yuan Renminbi                          Buy                 462             442           8/14/2006                 20
Chinese Yuan Renminbi                          Buy                 660             631           8/14/2006                 29
Chinese Yuan Renminbi                          Buy                 840             803           8/14/2006                 37
Chinese Yuan Renminbi                         Sell               1,635           1,574           8/14/2006                (61)
Chinese Yuan Renminbi                         Sell                 797             768           8/14/2006                (29)
Danish Krone                                  Sell                 776             759            2/2/2005                (17)
EURO                                           Buy                  35              36            1/4/2005                 (1)
EURO                                           Buy                 155             151           1/27/2005                  4
EURO                                           Buy                 173             173            1/3/2005                 --
EURO                                           Buy                 299             293           1/27/2005                  6
EURO                                           Buy                 306             290           1/27/2005                 16
EURO                                           Buy                 353             345           1/27/2005                  8
EURO                                           Buy                 408             393           1/27/2005                 15
EURO                                           Buy                 527             502           1/27/2005                 25
EURO                                           Buy                 585             580           1/27/2005                  5
EURO                                           Buy               1,146           1,124           1/27/2005                 22
EURO                                           Buy               1,971           1,878           1/27/2005                 93
EURO                                           Buy               2,369           2,321           1/27/2005                 48
EURO                                           Buy               2,371           2,261           1/27/2005                110
EURO                                           Buy               3,117           3,036           1/27/2005                 81
EURO                                           Buy               3,458           3,422           1/27/2005                 36
EURO                                           Buy               3,950           3,771           1/27/2005                179
EURO                                           Buy               5,050           4,791           1/27/2005                259
EURO                                          Sell              17,017          16,226           1/27/2005               (791)
EURO                                          Sell              12,419          11,831           1/27/2005               (588)
EURO                                          Sell               8,102           7,721           1/27/2005               (381)
EURO                                          Sell               3,518           3,468           1/27/2005                (50)
EURO                                          Sell               2,762           2,632           1/27/2005               (130)
EURO                                          Sell               2,499           2,385           1/27/2005               (114)
EURO                                          Sell               2,371           2,265           1/27/2005               (106)
EURO                                          Sell               2,296           2,242           1/27/2005                (54)
EURO                                          Sell               1,195           1,137           1/27/2005                (58)
EURO                                          Sell               1,155           1,140           1/27/2005                (15)
EURO                                          Sell                 884             861           1/27/2005                (23)
EURO                                          Sell                 653             639           3/18/2005                (14)
EURO                                          Sell                 604             575           1/27/2005                (29)

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
EURO                                          Sell             $   599         $   571           1/27/2005            $   (28)
EURO                                          Sell                 595             570           1/27/2005                (25)
EURO                                          Sell                 593             565           1/27/2005                (28)
EURO                                          Sell                 593             568           1/27/2005                (25)
EURO                                          Sell                 593             581           1/27/2005                (12)
EURO                                          Sell                 580             569           1/27/2005                (11)
EURO                                          Sell                 578             566           1/27/2005                (12)
EURO                                          Sell                 578             563           1/27/2005                (15)
EURO                                          Sell                 578             563           1/27/2005                (15)
EURO                                          Sell                 571             565           1/27/2005                 (6)
EURO                                          Sell                 571             560           1/27/2005                (11)
Hong Kong Dollar                               Buy                 576             576           11/7/2005                 --
Hong Kong Dollar                              Sell                 576             576           11/7/2005                 --
Israeli Shekel                                Sell                 536             531            2/3/2005                 (5)
Japanese Yen                                   Buy                 570             567            2/7/2005                  3
Japanese Yen                                   Buy               4,670           4,574            2/7/2005                 96
Japanese Yen                                   Buy               5,876           5,866            2/7/2005                 10
Japanese Yen                                   Buy               5,924           5,723           1/14/2005                201
Japanese Yen                                  Sell              12,085          12,057            2/7/2005                (28)
Japanese Yen                                  Sell               5,987           5,610           12/7/2005               (377)
Japanese Yen                                  Sell               4,694           4,668            2/7/2005                (26)
Japanese Yen                                  Sell               3,240           3,152            2/7/2005                (88)
Japanese Yen                                  Sell                 861             861           3/10/2005                 --
Japanese Yen                                  Sell                 586             575            2/7/2005                (11)
Mexican Peso                                   Buy                 568             561           1/24/2005                  7
Mexican Peso                                   Buy                 568             561           1/24/2005                  7
Mexican Peso                                   Buy                 574             570           1/24/2005                  4
Mexican Peso                                  Sell               1,583           1,551           1/24/2005                (32)
Mexican Peso                                  Sell               1,165           1,158           1/24/2005                 (7)
New Zealand Dollar                             Buy                   7               7           2/18/2005                 --
New Zealand Dollar                             Buy               6,332           5,605           12/7/2005                727
New Zealand Dollar                            Sell               6,214           5,845           1/14/2005               (369)
New Zealand Dollar                            Sell                 567             562           2/18/2005                 (5)
Norwegian Krone                                Buy                 495             494           2/14/2005                  1
Norwegian Krone                                Buy                 584             570           2/14/2005                 14
Norwegian Krone                                Buy                 585             578           2/14/2005                  7
Norwegian Krone                                Buy               1,334           1,331           2/14/2005                  3
Norwegian Krone                                Buy               1,835           1,830           2/14/2005                  5
Norwegian Krone                               Sell                 708             705           2/14/2005                 (3)
Norwegian Krone                               Sell                 627             625           2/14/2005                 (2)
Polish Zloty                                   Buy                  13              12            2/1/2005                  1
Singapore Dollar                              Sell                 103             102           2/23/2005                 (1)
South Korean Won                               Buy                  21              21           2/24/2005                 --
South Korean Won                              Sell                 583             566           2/24/2005                (17)
Swedish Krona                                  Buy                 583             579            2/9/2005                  4
Swedish Krona                                  Buy                 715             704            2/9/2005                 11
Swedish Krona                                  Buy               1,286           1,264            2/9/2005                 22
Swedish Krona                                 Sell                 715             695            2/9/2005                (20)
Swedish Krona                                 Sell                 160             158           3/23/2005                 (2)
Swedish Krona                                 Sell                 122             120           1/28/2005                 (2)
Swiss Franc                                    Buy                  72              69           1/12/2005                  3
Swiss Franc                                    Buy                 290             289           1/12/2005                  1
Swiss Franc                                    Buy                 582             574           1/12/2005                  8
Swiss Franc                                    Buy                 590             576           1/12/2005                 14
Swiss Franc                                    Buy                 598             576           1/12/2005                 22
Swiss Franc                                   Sell                 572             565           1/12/2005                 (7)
Swiss Franc                                   Sell                 466             457           1/12/2005                 (9)
Swiss Franc                                   Sell                 375             372           1/12/2005                 (3)
Swiss Franc                                   Sell                 347             346           1/12/2005                 (1)
Swiss Franc                                   Sell                 286             282           1/12/2005                 (4)
Swiss Franc                                   Sell                 286             279           1/12/2005                 (7)
                                                                                                                      -------
                                                                                                                      $(1,543)
                                                                                                                      =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

             FORWARD FOREIGN BONDS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                   MARKET          CONTRACT                                         APPRECIATION
DESCRIPTION                                         VALUE           AMOUNT             DELIVERY DATE(S)            (DEPRECIATION)
-----------                                        ------          --------         ----------------------         --------------
Australian Government                              $(7,657)        $(7,748)                      1/20/2005              $ 91
Japanese Government                                 (9,343)         (9,342)         01/28/2005, 02/23/2005                (1)
Norwegian Government                                (3,965)         (3,947)                       2/7/2005               (18)
U.K. Treasury Gilt                                    (833)           (833)                      1/14/2005                --
                                                                                                                        ----
                                                                                                                        $ 72
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
COMMON STOCKS -- 98.2%
            AUSTRIA -- 1.7%
     27     Telekom Austria AG  g ............................  $   517
                                                                -------
            BRAZIL -- 11.1%
     92     Brasil Telecom S.A., ADR b .......................    1,419
     26     Tele Norte Letse Participacoes S.A., ADR..........      432
     57     Telemar Norte Leste S.A. .........................    1,437
                                                                -------
                                                                  3,288
                                                                -------
            CHINA -- 10.2%
  1,414     China Telecom Corp Ltd.  g .......................      518
    260     Kongzhong Corp. ADR ab ...........................    2,498
                                                                -------
                                                                  3,016
                                                                -------
            FRANCE -- 8.7%
     78     France Telecom S.A.  g ...........................    2,571
                                                                -------
            GERMANY -- 1.4%
     18     Deutsche Telekom AG  g ...........................      409
                                                                -------
            INDONESIA -- 4.3%
     60     PT Telekomunikasi Indonesia ADR...................    1,263
                                                                -------
            IRELAND -- 2.3%
    294     Eircom Group PLC  c ..............................      692
                                                                -------
            ITALY -- 4.6%
    418     Telecom Italia S.p.A.  g .........................    1,355
                                                                -------
            MOROCCO -- 0.1%
      2     Maroc Telecom.....................................       22
                                                                -------
            NETHERLANDS -- 6.9%
    217     Royal KPN N.V.  g ................................    2,060
                                                                -------
            NORWAY -- 4.8%
    156     Telenor ASA  g ...................................    1,414
                                                                -------
            PHILIPPINES -- 3.9%
     48     Philippine Long Distance Telephone Co. a g .......    1,166
                                                                -------
            SOUTH AFRICA -- 9.1%
     39     Telekom South Africa Ltd., ADR....................    2,692
                                                                -------
            SOUTH KOREA -- 3.0%
     24     KT Corp., ADR.....................................      530
      1     Samsung Electronics Co., Ltd.  g .................      361
                                                                -------
                                                                    891
                                                                -------
            UNITED STATES OF AMERICA -- 26.1%
      8     Chunghwa Telecom Co., Ltd. ADR....................      173
     79     Citizens Communications Co. ......................    1,095
    430     Dobson Communications Corp. a.....................      739
     18     General Communication a...........................      195
     48     Nextel Communications, Inc., Class A a............    1,443
    122     Openwave Systems, Inc. a..........................    1,886
     53     Primus Telecommunications Group, Inc. a...........      170
     83     Sprint Corp.-FON Group............................    2,064
                                                                -------
                                                                  7,765
                                                                -------
            Total common stocks
              (cost $22,153)..................................  $29,121
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
SHORT-TERM SECURITIES -- 9.3%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 8.5%
  2,516     Boston Global Investment Trust....................  $ 2,516
                                                                -------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.8%
 $   27     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    27
     27     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       27
     47     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       47
     12     UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       12
    124     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      124
                                                                -------
                                                                    237
                                                                -------
            Total short-term securities
              (cost $2,753)...................................  $ 2,753
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $24,905) m -- 107.5%................   31,874
            OTHER ASSETS, LESS LIABILITIES -- (7.5%)..........   (2,218)
                                                                -------
            NET ASSETS -- 100.0%..............................  $29,656
                                                                =======

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $692 or 2.3% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $10,371, which represents 35.0% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $24,910 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $7,914
      Unrealized depreciation..........................    (950)
                                                         ------
      Net Unrealized appreciation......................  $6,964
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
 SHARES                                                        VALUE #
--------                                                       -------
COMMON STOCKS -- 96.5%
           BANKS -- 61.4%
    121    Banco Bilbao Vizcayz Argentaria S.A. b  g ........  $ 2,153
     42    Bank of America Corp. ............................    1,969
      8    Bank of Hawaii Corp. .............................      406
     33    Bayerische Vereinsbank AG  g .....................      743
     26    Canadian Western Bank.............................      582
    176    Capitalia S.p.A.  g ..............................      809
     41    Citigroup, Inc. ..................................    1,977
     25    Countrywide Financial Corp. ......................      925
     33    Golden West Financial Corp. ......................    2,027
     74    HSBC Holdings PLC  g .............................    1,245
     70    Hibernia Corp., Class A...........................    2,075
     --    Mitsubishi Tokyo Financial Group, Inc.  g  h  ....    1,280
    139    Nordea Bank AB  g ................................    1,397
     13    Northern Trust Corp. .............................      622
      6    Royal Bank of Scotland Group PLC    gc ...........      194
     65    Royal Bank of Scotland Group PLC  g ..............    2,182
     28    St. George Bank Ltd. b  g ........................      547
     14    State Street Corp. ...............................      702
     --    Sumitomo Mitsui Financial Group, Inc b  g  h  ....      110
     26    UBS AG  g ........................................    2,150
    104    Westpac Banking Corp.  g .........................    1,578
                                                               -------
                                                                25,673
                                                               -------
           FINANCIAL SERVICES -- 9.2%
     --    Eaton Vance Corp.  h  ............................       10
     12    Franklin Resources, Inc. .........................      801
     10    Goldman Sachs Group, Inc. ........................    1,030
     18    Merrill Lynch & Co., Inc. ........................    1,064
     10    Northern Rock PLC  g .............................      150
     11    Takefuji Corp.  g ................................      770
                                                               -------
                                                                 3,825
                                                               -------
           INSURANCE -- 23.8%
     41    Ace Ltd. .........................................    1,744
     16    Ambac Financial Group, Inc. ......................    1,273
     32    American International Group, Inc. ...............    2,088
     14    MBIA, Inc. .......................................      886
     26    Marsh & McLennan Cos., Inc. ......................      865
      6    Prudential Financial, Inc. .......................      324
     23    Reinsurance Group of America, Inc. ...............    1,110
     42    St. Paul Travelers Cos., Inc. (The)...............    1,550
      6    UnumProvident Corp. ..............................      111
                                                               -------
                                                                 9,951
                                                               -------
           U.S. GOVERNMENT AGENCIES -- 2.1%
     12    Federal Home Loan Mortgage Corp. .................      862
                                                               -------
           Total common stocks
             (cost $33,929)..................................  $40,311
                                                               -------
SHORT-TERM SECURITIES -- 9.6%
           INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
           SECURITIES -- 6.1%
  2,546    State Street Navigator Securities Lending Prime
             Portfolio.......................................  $ 2,546
                                                               -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE #
---------                                                       -------
            REPURCHASE AGREEMENTS -- 3.5%
 $  171     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)) 2.20% due 01/03/05...................  $   171
    171     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)) 2.17% due 01/03/05....      171
    294     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)) 2.28% due 01/03/05....      294
     73     UBS Securities Joint Repurchase Agreement (See
              Note 2(d)) 1.60% due 01/03/05...................       73
    773     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)) 2.28% due 01/03/05..............      773
                                                                -------
                                                                  1,482
                                                                -------
            Total short-term securities
              (cost $4,028)...................................  $ 4,028
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $37,957) m -- 106.1%............................   44,339
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........   (2,556)
                                                                -------
            NET ASSETS -- 100.0%..............................  $41,783
                                                                =======

 # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

 b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $194 or 0.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $15,308, which represents 36.6% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

m At December 31, 2004, the cost of securities for federal income tax purposes is $38,183 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $6,703
      Unrealized depreciation..........................    (547)
                                                         ------
      Net Unrealized appreciation......................  $6,156
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               68.1%
---------------------------------------------------------------
United Kingdom                                          9.0
---------------------------------------------------------------
Spain                                                   5.2
---------------------------------------------------------------
Japan                                                   5.2
---------------------------------------------------------------
Switzerland                                             5.1
---------------------------------------------------------------
Australia                                               5.1
---------------------------------------------------------------
Sweden                                                  3.3
---------------------------------------------------------------
Italy                                                   1.9
---------------------------------------------------------------
Germany                                                 1.8
---------------------------------------------------------------
Canada                                                  1.4
---------------------------------------------------------------
Other Assets and Liabilities                           (6.1)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
British Pound                                    Buy              $223            $223            1/4/2005              $--
British Pound                                   Sell                 9               9            1/5/2005               --
Canadian Dollars                                Sell                34              34            1/6/2005               --
Canadian Dollars                                Sell                15              15            1/4/2005               --
Canadian Dollars                                Sell                 9               9            1/5/2005               --
Japanese Yen                                     Buy                23              23            1/5/2005               --
Japanese Yen                                     Buy                90              90            1/4/2005               --
Japanese Yen                                    Sell                30              30            1/6/2005               --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.3%
            BUSINESS SERVICES -- 2.4%
     569    NDCHealth Corp. b  ...............................  $ 10,574
                                                                --------
            CHEMICALS -- 1.1%
     145    Bayer AG  g ......................................     4,926
                                                                --------
            CONSUMER NON-DURABLES -- 5.8%
     492    McKesson Corp. ...................................    15,466
     238    Medco Health Solutions, Inc. a ...................     9,880
                                                                --------
                                                                  25,346
                                                                --------
            DRUGS -- 58.8%
     476    Abbott Laboratories...............................    22,191
     142    Abgenix, Inc. ab  ................................     1,468
       1    Anadys Pharmaceuticals, Inc. ab  .................         4
     136    Array BioPharma, Inc. a ..........................     1,292
     640    AstraZeneca PLC, ADR..............................    23,279
     130    AtheroGenics, Inc. ab  ...........................     3,060
      87    Cephalon, Inc. ab  ...............................     4,427
      59    Cytokinetics, Inc. ab  ...........................       609
     637    Elan Corp., PLC, ADR ab  .........................    17,350
     249    Eli Lilly & Co. ..................................    14,153
     209    Forest Laboratories, Inc. a ......................     9,371
     388    Fujisawa Pharmaceutical Co., Ltd.  g .............    10,646
     310    Genzyme Corp. a ..................................    18,019
     196    Gilead Sciences, Inc. a ..........................     6,872
     132    Hospira, Inc. a ..................................     4,425
     517    King Pharmaceuticals, Inc. a .....................     6,408
     222    Medicines Co. (The) a ............................     6,388
     425    Millennium Pharmaceuticals, Inc. a ...............     5,145
     107    NPS Pharmaceuticals, Inc. ab  ....................     1,958
     279    Novartis AG  g  ..................................    14,024
      35    OSI Pharmaceuticals, Inc. a ......................     2,642
      45    Onyx Pharmaceuticals, Inc. ab  ...................     1,448
     331    Sanofi-Synthelabo S.A., ADR.......................    13,237
   1,345    Schering-Plough Corp. ............................    28,086
      84    Schwarz Pharma AG b  g ...........................     3,786
     665    Shionogi & Co., Ltd. b  g ........................     9,217
      85    UCB S.A...........................................     4,313
     104    Vertex Pharmaceuticals, Inc. ab  .................     1,097
     203    Watson Pharmaceuticals, Inc. a ...................     6,670
     278    Wyeth.............................................    11,832
     110    Zymogenetics, Inc. ab  ...........................     2,528
                                                                --------
                                                                 255,945
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.4%
     435    Bruker BioSciences Corp. a .......................     1,753
                                                                --------
            HEALTH SERVICES -- 2.0%
     107    Edwards Lifesciences Corp. a .....................     4,419
     356    Human Genome Sciences, Inc. ab  ..................     4,282
                                                                --------
                                                                   8,701
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            INSURANCE -- 5.1%
      69    Aetna, Inc. ......................................  $  8,658
     238    PacifiCare Health Systems, Inc. a ................    13,421
                                                                --------
                                                                  22,079
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 15.9%
     273    Baxter International, Inc. .......................     9,412
      60    Beckman Coulter, Inc. ............................     3,986
      73    Becton, Dickinson & Co. ..........................     4,141
     245    CTI Molecular Imaging, Inc. ab  ..................     3,471
     318    Eisai Co., Ltd.  g ...............................    10,488
      24    Guidant Corp. ....................................     1,709
     377    Medtronic, Inc. b  ...............................    18,701
     195    Olympus Corp. b  g ...............................     4,176
     271    Sankyo Co., Ltd.  g ..............................     6,138
      93    Takeda Chemical Industries Ltd.  g ...............     4,681
      83    Terumo Corp.  g ..................................     2,237
                                                                --------
                                                                  69,140
                                                                --------
            RESEARCH & TESTING FACILITIES -- 5.8%
     211    Amylin Pharmaceuticals, Inc. ab  .................     4,929
     439    Applera Corp. -- Celera Genomics Group a .........     6,032
     202    CV Therapeutics, Inc. ab  ........................     4,637
     212    Ciphergen Biosystems, Inc. ab  ...................       912
     446    Exelixis, Inc. ab  ...............................     4,234
      81    ICOS Corp. ab  ...................................     2,285
     229    Regeneron Pharmeceuticals, Inc. ab  ..............     2,105
                                                                --------
                                                                  25,134
                                                                --------
            RETAIL -- 1.0%
   1,135    Rite Aid Corp. a .................................     4,154
                                                                --------
            Total common stocks
              (cost $377,348).................................  $427,752
                                                                --------
SHORT-TERM SECURITIES -- 17.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 15.3%
  66,468    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 66,468
                                                                --------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.8%
 $   924    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    924
     924    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.17% due 01/03/05..............................       924
   1,595    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................     1,595

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $   395    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $    395
   4,183    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................     4,183
                                                                --------
                                                                   8,021
                                                                --------
            Total short-term securities
              (cost $74,489)..................................  $ 74,489
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $451,837) m -- 115.4%...............   502,241
            OTHER ASSETS, LESS LIABILITIES -- (15.4%).........   (67,008)
                                                                --------
            NET ASSETS -- 100.0%..............................  $435,233
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

 b All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $70,319, which represents 16.2% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $452,737 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 66,196
      Unrealized depreciation........................   (16,692)
                                                       --------
      Net Unrealized appreciation....................  $ 49,504
                                                       ========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               86.0%
---------------------------------------------------------------
Japan                                                  10.9
---------------------------------------------------------------
United Kingdom                                          5.3
---------------------------------------------------------------
Ireland                                                 4.0
---------------------------------------------------------------
Switzerland                                             3.2
---------------------------------------------------------------
France                                                  3.0
---------------------------------------------------------------
Germany                                                 2.0
---------------------------------------------------------------
Belgium                                                 1.0
---------------------------------------------------------------
Other Assets and Liabilities                          (15.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Japanese Yen                                 Buy              $377            $375            1/4/2005                  $ 2
Japanese Yen                                 Buy               770             760            1/5/2005                   10
                                                                                                                        ---
                                                                                                                        $12
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 96.4%
            AEROSPACE & DEFENSE -- 2.0%
     454    European Aeronautic Defense and Space Co. bg .....  $   13,180
   2,635    Rolls-Royce Group PLC  g .........................      12,453
  88,663    Rolls-Royce Group PLC, Class B....................         162
                                                                ----------
                                                                    25,795
                                                                ----------
            APPAREL & TEXTILE -- 2.6%
      78    Adidas AG bg .....................................      12,679
   3,304    Esprit Holdings Ltd.  g ..........................      19,966
                                                                ----------
                                                                    32,645
                                                                ----------
            BANKS -- 5.0%
   1,081    Banca Intesa S.p.A.  g ...........................       5,192
     740    Banco Bilbao Vizcayz Argentaria S.A. bg ..........      13,117
     272    Bank of America Corp. ............................      12,795
     956    Bank of Yokohama Ltd. (The)  g ...................       6,024
   1,004    Bayerische Vereinsbank AG  bg ....................      22,751
      81    Citigroup, Inc. ..................................       3,892
                                                                ----------
                                                                    63,771
                                                                ----------
            BUSINESS SERVICES -- 3.1%
   3,081    Capita Group PLC  g ..............................      21,572
     551    Monster Worldwide, Inc. a ........................      18,546
                                                                ----------
                                                                    40,118
                                                                ----------
            COMMUNICATIONS -- 13.8%
   1,875    Alcatel S.A. bg ..................................      29,217
   6,290    Carphone Warehouse Group PLC  g ..................      20,700
     626    Nokia Corp., ADR..................................       9,814
     321    PT Telekomunikasi Indonesia ADR b  ...............       6,745
     276    Research in Motion Ltd. a ........................      22,740
     335    SES Global  gc ...................................       4,322
     281    SES Global  g ....................................       3,622
   6,682    Telefonaktiebolaget LM Ericsson AB, B Shares
               g .............................................      21,046
  10,719    Vodafone Group PLC  g ............................      29,163
     782    XM Satellite Radio Holdings, Inc. ab  ............      29,408
                                                                ----------
                                                                   176,777
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.4%
     484    Apple Computer, Inc. a ...........................      31,176
     598    Dell, Inc. a .....................................      25,217
                                                                ----------
                                                                    56,393
                                                                ----------
            CONSTRUCTION -- 0.9%
     442    Autostrade S.p.A. bg .............................      11,801
                                                                ----------
            CONSUMER DURABLES -- 0.5%
     393    Assa Abloy AB bg .................................       6,698
                                                                ----------
            CONSUMER NON-DURABLES -- 2.6%
     317    Gillette Co. (The)................................      14,191
     530    Tyco International Ltd. ..........................      18,931
                                                                ----------
                                                                    33,122
                                                                ----------
            DRUGS -- 13.8%
     341    Abbott Laboratories...............................      15,898
   2,394    Elan Corp., PLC, ADR ab  .........................      65,234
     620    Forest Laboratories, Inc. a ......................      27,822
     306    Gilead Sciences, Inc. a ..........................      10,700
   1,197    IVAX Corp. a .....................................      18,941
     154    Schering AG  g ...................................      11,506
   1,229    Schering-Plough Corp. ............................      25,668
                                                                ----------
                                                                   175,769
                                                                ----------
            EDUCATION -- 1.2%
     185    Apollo Group, Inc. a .............................      14,956
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRICAL EQUIPMENT -- 1.4%
     316    Danaher Corp. b  .................................  $   18,153
                                                                ----------
            ELECTRONICS -- 2.7%
     388    Cisco Systems, Inc. a ............................       7,483
     757    General Electric Co. .............................      27,612
                                                                ----------
                                                                    35,095
                                                                ----------
            ENERGY & SERVICES -- 1.1%
  18,190    CNOOC Ltd.  g ....................................       9,740
     139    OAO Gazprom ADR  e  ..............................       4,945
                                                                ----------
                                                                    14,685
                                                                ----------
            FINANCIAL SERVICES -- 5.1%
     152    Goldman Sachs Group, Inc. ........................      15,824
     352    Man Group PLC  g .................................       9,935
   1,259    Standard Chartered PLC  g ........................      23,361
       3    UFJ Holdings, Inc. bg ............................      16,497
                                                                ----------
                                                                    65,617
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.5%
     141    Imperial Tobacco Group PLC  g ....................       3,858
       1    Japan Tobacco, Inc.  g ...........................      16,137
     326    Koninklijke Numico N.V.  g .......................      11,746
      81    Pernod-Ricard bg .................................      12,419
                                                                ----------
                                                                    44,160
                                                                ----------
            HOTELS & GAMING -- 0.6%
     647    Intercontinental Hotels...........................       8,043
                                                                ----------
            INSURANCE -- 3.0%
     190    Allianz AG bg ....................................      25,207
     117    WellPoint, Inc. a ................................      13,421
                                                                ----------
                                                                    38,628
                                                                ----------
            MACHINERY -- 2.3%
     162    Ingersoll Rand Co. ...............................      12,976
     214    Parker-Hannifin Corp. ............................      16,193
                                                                ----------
                                                                    29,169
                                                                ----------
            MEDIA & ENTERTAINMENT -- 5.1%
     376    Decaux (J.C.) S.A. abg ...........................      10,979
   4,368    EMI Group PLC  g .................................      22,208
     213    Grupo Televisa S.A., ADR..........................      12,868
     594    Vivendi Universal S.A.  g ........................      18,976
                                                                ----------
                                                                    65,031
                                                                ----------
            RETAIL -- 9.4%
     358    Best Buy Co., Inc. ...............................      21,266
     149    eBay, Inc. a .....................................      17,361
     881    Great Universal Stores PLC  g ....................      15,846
     420    Home Depot, Inc. (The)............................      17,947
   1,010    Koninklijke Ahold N.V. ag ........................       7,827
     551    Staples, Inc. ....................................      18,574
     344    Starbucks Corp. a ................................      21,464
                                                                ----------
                                                                   120,285
                                                                ----------
            SOFTWARE & SERVICES -- 10.0%
     178    Amdocs Ltd., ADR a ...............................       4,675
     224    Computer Sciences Corp. a ........................      12,621
     170    Electronic Arts, Inc. a ..........................      10,504
     211    Infosys Technologies Ltd., ADR b .................      14,624
     645    Microsoft Corp. ..................................      17,220
     248    Pixar, Inc. ab  ..................................      21,223
     398    Trend Micro, Inc. abg ............................      21,609
     666    Yahoo!, Inc. a ...................................      25,095
                                                                ----------
                                                                   127,571
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 2.3%
     177    Canadian National Railway Co. b  .................  $   10,822
     174    Carnival PLC  g ..................................      10,602
     537    Kia Motors Corp. ag  .............................       5,640
                                                                ----------
                                                                    27,064
                                                                ----------
            Total common stocks
              (cost $1,043,019)...............................  $1,231,346
                                                                ----------
SHORT-TERM SECURITIES -- 24.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 20.5%
 262,164    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  262,164
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.0%
 $ 5,933    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    5,933
   5,933    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,933
  10,235    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................      10,235
   2,534    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       2,534
  26,847    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      26,847
                                                                ----------
                                                                    51,482
                                                                ----------
            Total short-term securities
              (cost $313,646).................................  $  313,646
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,356,665) m -- 120.9%.............   1,544,992
            OTHER ASSETS, LESS LIABILITIES -- (20.9%).........    (266,940)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,278,052
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.
  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $4,322 or 0.3% of net assets.

  e  Securities contain some restriction as to public resale. At
     December 31, 2004, the market value of these securities amounted to $4,945 or 0.4% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $507,596, which represents 39.7% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $1,361,513 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $188,628
      Unrealized depreciation........................    (5,149)
                                                       --------
      Net Unrealized appreciation....................  $183,479
                                                       ========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               69.8%
---------------------------------------------------------------
United Kingdom                                         14.3
---------------------------------------------------------------
Germany                                                 5.6
---------------------------------------------------------------
France                                                  5.6
---------------------------------------------------------------
Ireland                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             2.6
---------------------------------------------------------------
Canada                                                  2.6
---------------------------------------------------------------
Hong Kong                                               2.3
---------------------------------------------------------------
Sweden                                                  2.2
---------------------------------------------------------------
Italy                                                   1.3
---------------------------------------------------------------
Spain                                                   1.0
---------------------------------------------------------------
Mexico                                                  1.0
---------------------------------------------------------------
Finland                                                 0.8
---------------------------------------------------------------
Luxembourg                                              0.6
---------------------------------------------------------------
Indonesia                                               0.5
---------------------------------------------------------------
South Korea                                             0.5
---------------------------------------------------------------
Russia                                                  0.4
---------------------------------------------------------------
Other Assets and Liabilities                          (20.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
EURO                                         Buy             $ 331           $  332           1/4/2005                  $(1)
EURO                                         Buy             1,302            1,301           1/3/2005                    1
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 99.2%
            BUSINESS SERVICES -- 3.7%
     124    Accenture Ltd. a..................................  $  3,343
      55    Iron Mountain, Inc. a.............................     1,689
      17    Manpower, Inc. ...................................       826
                                                                --------
                                                                   5,858
                                                                --------
            COMMUNICATIONS -- 11.7%
     156    Avaya, Inc. a.....................................     2,683
     232    Motorola, Inc. ...................................     3,984
     363    Nokia Corp., ADR..................................     5,681
      16    Research in Motion Ltd. a.........................     1,286
      89    Scientific-Atlanta, Inc. .........................     2,938
      80    UTStarcom, Inc. ab................................     1,779
      25    ZTE Corp. a.......................................        79
                                                                --------
                                                                  18,430
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 15.7%
     201    Dell, Inc. a......................................     8,479
     577    HON HAI Precision Industry g .....................     2,680
     139    International Business Machines Corp. ............    13,653
                                                                --------
                                                                  24,812
                                                                --------
            CONSUMER DURABLES -- 3.3%
     446    Corning, Inc. a...................................     5,248
                                                                --------
            ELECTRONICS -- 23.1%
     146    ASM International N.V. ab.........................     2,398
     130    Analog Devices, Inc. b............................     4,811
      71    Broadcom Corp., Class A a.........................     2,292
     450    Cisco Systems, Inc. a.............................     8,685
     302    Fairchild Semiconductor International Inc., Class
              A a.............................................     4,914
     409    Flextronics International Ltd. a..................     5,650
      --    Freescale Semiconductor, Inc., Class B ah.........        --
      85    Hutchinson Technology, Inc. a.....................     2,949
     526    ON Semiconductor Corp. a..........................     2,389
      64    QLogic Corp. a....................................     2,351
                                                                --------
                                                                  36,439
                                                                --------
            MACHINERY -- 5.9%
     216    Applied Materials, Inc. a.........................     3,700
     194    Lam Research Corp. a..............................     5,614
                                                                --------
                                                                   9,314
                                                                --------
            RETAIL -- 1.7%
      23    eBay, Inc. a......................................     2,616
                                                                --------
            SOFTWARE & SERVICES -- 34.1%
     171    BISYS Group, Inc. (The) a.........................     2,815
      99    CheckFree Corp. a.................................     3,778
      42    Computer Sciences Corp. a.........................     2,384
      81    DST Systems, Inc. a...............................     4,211
      66    Electronic Arts, Inc. a...........................     4,065
     168    First Data Corp. .................................     7,151
     504    Microsoft Corp. ..................................    13,451

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            SOFTWARE & SERVICES -- (CONTINUED)
     131    Red Hat, Inc. ab..................................  $  1,748
       7    Salesforce.com, Inc. a............................       124
     101    VeriSign, Inc. a..................................     3,396
     289    Yahoo!, Inc. a....................................    10,893
                                                                --------
                                                                  54,016
                                                                --------
            Total common stocks
              (cost $139,374).................................  $156,733
                                                                --------

WARRANTS -- 0.5%
            FINANCIAL SERVICES -- 0.5%
      24    Tata Consultancy Services Ltd.   cg ..............  $    727
                                                                --------
            Total warrants
              (cost $437).....................................  $    727
                                                                --------

SHORT-TERM SECURITIES -- 5.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.2%
   8,289    Boston Global Investment Trust....................  $  8,289
                                                                --------
            Total short-term securities
              (cost $8,289)...................................  $  8,289
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $148,100) m -- 104.9%...............   165,749
            OTHER ASSETS, LESS LIABILITIES -- (4.9%)..........    (7,761)
                                                                --------
            NET ASSETS -- 100.0%..............................  $157,988
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $727 or 0.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $3,407, which represents 2.2% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $149,889 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $19,668
      Unrealized depreciation.........................   (3,808)
                                                        -------
      Net Unrealized appreciation.....................  $15,860
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               93.1%
---------------------------------------------------------------
Singapore                                               3.6
---------------------------------------------------------------
Finland                                                 3.6
---------------------------------------------------------------
Taiwan                                                  1.7
---------------------------------------------------------------
Netherlands                                             1.5
---------------------------------------------------------------
Canada                                                  0.8
---------------------------------------------------------------
India                                                   0.5
---------------------------------------------------------------
Hong Kong                                               0.1
---------------------------------------------------------------
Other Assets and Liabilities                           (4.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Hong Kong Dollar                            Sell              $--             $--             1/4/2005                  $--
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.6%
            APPAREL & TEXTILE -- 1.1%
     85     Coach, Inc. a.....................................  $  4,787
                                                                --------
            BANKS -- 9.0%
     62     Capital One Financial Corp. ......................     5,189
    155     Citigroup, Inc. ..................................     7,445
    594     Countrywide Financial Corp. ......................    21,975
     69     State Street Corp. ...............................     3,409
                                                                --------
                                                                  38,018
                                                                --------
            BUSINESS SERVICES -- 3.4%
    182     Accenture Ltd. a..................................     4,904
    109     Omnicom Group, Inc. ..............................     9,179
                                                                --------
                                                                  14,083
                                                                --------
            COMMUNICATIONS -- 8.4%
     87     America Movil S.A. de C.V., ADR...................     4,548
    228     Research in Motion Ltd. a.........................    18,801
    321     XM Satellite Radio Holdings, Inc. a...............    12,062
                                                                --------
                                                                  35,411
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 8.0%
    187     CDW Corp. ........................................    12,383
    413     Dell, Inc. a......................................    17,400
     47     Lexmark International, Inc. a.....................     4,015
                                                                --------
                                                                  33,798
                                                                --------
            CONSTRUCTION -- 1.2%
     85     Lennar Corp. .....................................     4,842
                                                                --------
            CONSUMER DURABLES -- 1.0%
     65     Johnson Controls, Inc. ...........................     4,110
                                                                --------
            CONSUMER NON-DURABLES -- 1.8%
    168     Gillette Co. (The)................................     7,541
                                                                --------
            DRUGS -- 13.7%
    206     Abbott Laboratories...............................     9,627
    354     AstraZeneca PLC, ADR..............................    12,867
    147     Elan Corp., PLC, ADR a............................     4,008
    171     Eli Lilly & Co. ..................................     9,683
    134     Forest Laboratories, Inc. a.......................     6,022
     55     Genzyme Corp. a...................................     3,171
    131     Gilead Sciences, Inc. a...........................     4,579
    374     Schering-Plough Corp. ............................     7,799
                                                                --------
                                                                  57,756
                                                                --------
            EDUCATION -- 5.0%
    261     Apollo Group, Inc. a..............................    21,074
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.3%
     94     Danaher Corp. ....................................     5,422
                                                                --------
            ELECTRONICS -- 5.8%
    558     Cisco Systems, Inc. a.............................    10,761
    265     General Electric Co. .............................     9,683
    138     Xilinx, Inc. .....................................     4,094
                                                                --------
                                                                  24,538
                                                                --------
            ENERGY & SERVICES -- 1.4%
    112     Petro-Canada......................................     5,723
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- 0.9%
     52     Franklin Resources, Inc. .........................  $  3,606
                                                                --------
            HOTELS & GAMING -- 0.0%
      4     Las Vegas Sands Corp. a...........................       206
                                                                --------
            INSURANCE -- 2.9%
     34     Aetna, Inc. ......................................     4,278
     22     Progressive Corp. (The)...........................     1,900
     52     WellPoint, Inc. a.................................     5,927
                                                                --------
                                                                  12,105
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.1%
    259     Medtronic, Inc. ..................................    12,852
                                                                --------
            RESEARCH & TESTING FACILITIES -- 1.2%
     57     Moody's Corp. ....................................     4,937
                                                                --------
            RETAIL -- 9.9%
     86     AutoZone, Inc. a..................................     7,863
    107     Best Buy Co., Inc. ...............................     6,357
    145     eBay, Inc. a......................................    16,829
     70     Lowe's Cos., Inc. ................................     4,031
    182     PETsMART, Inc. ...................................     6,477
                                                                --------
                                                                  41,557
                                                                --------
            SOFTWARE & SERVICES -- 16.5%
    320     Electronic Arts, Inc. a...........................    19,707
    320     First Data Corp. .................................    13,630
     11     Google, Inc. a ...................................     2,060
    360     Microsoft Corp. ..................................     9,607
     76     Pixar, Inc. a ....................................     6,464
    475     Yahoo!, Inc. a ...................................    17,913
                                                                --------
                                                                  69,381
                                                                --------
            TRANSPORTATION -- 1.0%
     38     General Dynamics Corp. ...........................     4,001
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 2.0%
    120     Federal Home Loan Mortgage Corp. .................     8,809
                                                                --------
            Total common stocks
              (cost $371,750).................................  $414,557
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 1.6%
            REPURCHASE AGREEMENTS -- 1.6%
 $  789     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    789
    789     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       789
  1,362     J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................     1,362

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $  337     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................  $    337
  3,572     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     3,572
                                                                --------
                                                                   6,849
                                                                --------
            Total short-term securities
              (cost $6,849)...................................  $  6,849
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $378,599) m -- 100.2%...............   421,406
            OTHER ASSETS, LESS LIABILITIES -- (0.2%)..........    (1,038)
                                                                --------
            NET ASSETS -- 100.0%..............................  $420,368
                                                                ========

Note: Market value of investments in foreign securities represents 11.0% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $379,312 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $50,264
      Unrealized depreciation.........................   (8,170)
                                                        -------
      Net Unrealized appreciation.....................  $42,094
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 95.2%
            AEROSPACE & DEFENSE -- 2.3%
     431    European Aeronautic Defense and Space Co. bg......  $   12,500
   1,919    Rolls-Royce Group PLC g...........................       9,069
  57,567    Rolls-Royce Group PLC, Class B....................         105
                                                                ----------
                                                                    21,674
                                                                ----------
            BANKS -- 4.8%
     316    Citigroup, Inc. ..................................      15,206
     269    Countrywide Financial Corp. ......................       9,956
     184    Northern Trust Corp. .............................       8,948
     246    State Street Corp. ...............................      12,098
                                                                ----------
                                                                    46,208
                                                                ----------
            BUSINESS SERVICES -- 9.0%
     449    Accenture Ltd. a..................................      12,115
     161    Adecco S.A. g.....................................       8,106
     813    Cendant Corp. ....................................      19,015
     127    Corporate Executive Board Co. ....................       8,521
     362    Manpower, Inc. ...................................      17,499
     439    Monster Worldwide, Inc. a.........................      14,768
       4    Per-Se Technologies, Inc. a.......................          63
     360    Sotheby's Holdings a..............................       6,536
                                                                ----------
                                                                    86,623
                                                                ----------
            COMMUNICATIONS -- 12.3%
     815    American Tower Corp., Class A ab..................      14,994
     210    Comverse Technology, Inc. a.......................       5,142
     586    Crown Castle International Corp. a................       9,746
     267    France Telecom S.A., ADR b .......................       8,846
     117    L-3 Communications Holdings, Inc. b...............       8,598
     231    NTL, Inc. a.......................................      16,854
     460    Network Appliance, Inc. a.........................      15,268
     648    Nokia Corp., ADR..................................      10,156
     347    Openwave Systems, Inc. ab.........................       5,360
     289    Scientific-Atlanta, Inc. .........................       9,533
     497    Sirius Satellite Radio, Inc. ab...................       3,801
     259    XM Satellite Radio Holdings, Inc. ab..............       9,736
                                                                ----------
                                                                   118,034
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
     260    Dell, Inc. a .....................................      10,973
     417    NetGear, Inc. ab..................................       7,580
     228    Tempur-Pedic International, Inc. a ...............       4,831
                                                                ----------
                                                                    23,384
                                                                ----------
            CONSTRUCTION -- 1.7%
   1,976    Rinker Group Ltd. g...............................      16,507
                                                                ----------
            CONSUMER DURABLES -- 1.0%
     273    Cemex S.A. de C.V., ADR...........................       9,939
                                                                ----------
            CONSUMER NON-DURABLES -- 1.2%
     273    Medco Health Solutions, Inc. a ...................      11,365
                                                                ----------
            DRUGS -- 13.5%
     269    Alkermes, Inc. a .................................       3,794
     423    AstraZeneca PLC, ADR..............................      15,408
     171    AtheroGenics, Inc. ab.............................       4,017
     261    Auxilium Pharmaceuticals, Inc. ab.................       2,283
     196    Barr Pharmaceuticals, Inc. a .....................       8,944
     198    Cephalon, Inc. ab.................................      10,095
     489    Elan Corp., PLC, ADR ab ..........................      13,325
     359    Forest Laboratories, Inc. a.......................      16,109
     316    Gilead Sciences, Inc. a...........................      11,060
     176    Medicines Co. (The) a.............................       5,063
     405    Millennium Pharmaceuticals, Inc. a................       4,909

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     191    NPS Pharmaceuticals, Inc. ab......................  $    3,495
      65    OSI Pharmaceuticals, Inc. a.......................       4,865
     801    Schering-Plough Corp. ............................      16,725
     716    Shionogi & Co., Ltd. g............................       9,923
                                                                ----------
                                                                   130,015
                                                                ----------
            EDUCATION -- 3.6%
     188    Apollo Group, Inc. a..............................      15,198
     593    Education Management Corp. a......................      19,572
                                                                ----------
                                                                    34,770
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.7%
   7,669    Techtronic Industries Co. g.......................      16,714
                                                                ----------
            ELECTRONICS -- 3.9%
     979    Cisco Systems, Inc. a.............................      18,887
     290    FuelCell Energy, Inc. ab .........................       2,868
     379    General Electric Co. .............................      13,815
      47    Sigmatel, Inc. a..................................       1,656
                                                                ----------
                                                                    37,226
                                                                ----------
            ENERGY & SERVICES -- 2.9%
     194    Arch Coal, Inc. ..................................       6,909
     721    Chesapeake Energy Corp. ..........................      11,901
     182    Petro-Canada......................................       9,265
                                                                ----------
                                                                    28,075
                                                                ----------
            MACHINERY -- 1.0%
     231    Bucyrus International, Inc. ......................       9,396
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.6%
     116    DreamWorks Animation SKG, Inc. ab.................       4,362
     293    Life Time Fitness, Inc. a ........................       7,578
     223    Publishing & Broadcasting Ltd. g..................       3,072
                                                                ----------
                                                                    15,012
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.0%
     271    Given Imaging Ltd. a..............................       9,743
     377    Medtronic, Inc. ..................................      18,731
     455    Symmetry Medical, Inc. a..........................       9,584
                                                                ----------
                                                                    38,058
                                                                ----------
            METALS, MINERALS & MINING -- 2.2%
     170    Precision Castparts Corp. ........................      11,161
      86    Rio Tinto PLC, ADR................................      10,192
                                                                ----------
                                                                    21,353
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 1.0%
     215    Amylin Pharmaceuticals, Inc. a....................       5,029
     147    ICOS Corp. a......................................       4,154
                                                                ----------
                                                                     9,183
                                                                ----------
            RETAIL -- 9.0%
     186    Best Buy Co., Inc. ...............................      11,052
     219    Chico's FAS, Inc. a...............................       9,985
     229    Dollar General Corp. .............................       4,758
     320    Family Dollar Stores, Inc. .......................      10,003
     421    Hot Topic, Inc. a ................................       7,230
     192    Kohl's Corp. a ...................................       9,441
     528    Michaels Stores, Inc. ............................      15,827
     153    Red Robin Gourmet Burgers a ......................       8,165
     303    Tiffany & Co. ....................................       9,690
                                                                ----------
                                                                    86,151
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.5%
     333    Jarden Corp. a ...................................      14,459
                                                                ----------
            SOFTWARE & SERVICES -- 9.6%
     418    Amdocs Ltd., ADR a ...............................      10,973
     243    Electronic Arts, Inc. a ..........................      14,988

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
     314    First Data Corp. .................................  $   13,345
     110    NAVTEQ Corp. a ...................................       5,090
     567    Salesforce.com, Inc. ab ..........................       9,603
     489    Take-Two Interactive Software, Inc. ab ...........      16,998
     305    Verint Systems, Inc. a ...........................      11,081
     269    Yahoo!, Inc. a ...................................      10,121
                                                                ----------
                                                                    92,199
                                                                ----------
            TRANSPORTATION -- 4.2%
     494    Gol-Linhas Aereas Inteligentes S.A., ADR a .......      15,758
     816    Sirva, Inc. a ....................................      15,687
     164    Yellow Roadway Corp. a ...........................       9,148
                                                                ----------
                                                                    40,593
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.8%
     123    Federal Home Loan Mortgage Corp. .................       9,043
                                                                ----------
            Total common stocks
              (cost $762,267).................................  $  915,981
                                                                ----------
WARRANTS -- 0.4%
            FINANCIAL SERVICES -- 0.4%
     124    Tata Consultancy Services Ltd. cg ................  $    3,820
                                                                ----------
            Total warrants
              (cost $2,293)...................................  $    3,820
                                                                ----------
SHORT-TERM SECURITIES -- 14.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.3%
  89,477    Boston Global Investment Trust....................  $   89,477
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 5.1%
 $ 5,639    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    5,639
   5,639    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,639
   9,726    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       9,726

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 2,408    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $    2,408
  25,515    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      25,515
                                                                ----------
                                                                    48,927
                                                                ----------
            Total short-term securities
              (cost $138,404).................................  $  138,404
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $902,964) m -- 110.0%...........................   1,058,205
            OTHER ASSETS, LESS LIABILITIES -- (10.0%).........     (96,635)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  961,570
                                                                ==========

Note: Market value of investments in foreign securities represents 19.0% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $3,820 or 0.4% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $79,711, which represents 8.3% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $903,535 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $164,371
      Unrealized depreciation........................    (9,701)
                                                       --------
      Net Unrealized appreciation....................  $154,670
                                                       ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Australian Dollar                           Sell             $  11           $   11             1/6/2005                $--
Australian Dollar                           Sell                 8                8             1/4/2005                 --
Australian Dollar                           Sell                 8                8             1/5/2005                 --
British Pound                               Sell             1,078            1,076             1/4/2005                 (2)
British Pound                               Sell               728              730             1/5/2005                  2
Hong Kong Dollar                            Sell               125              125             1/4/2005                 --
Hong Kong Dollar                            Sell               124              124             1/3/2005                 --
Hong Kong Dollar                            Sell                50               50             1/4/2005                 --
Swiss Franc                                 Sell               436              436             1/3/2005                 --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
             FINANCIAL SERVICES -- 0.1%
$      614   Home Equity Asset Trust, Series 2003-7N, Class A
               5.25% due 04/27/34  c ..........................  $     614
                                                                 ---------
             Total collateralized mortgage obligations
               (cost $613).....................................  $     614
                                                                 ---------
  SHARES
----------
COMMON STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
        --   Hosiery Corp. cgfh ...............................  $      --
                                                                 ---------
             Total common stocks
               (cost $4).......................................  $      --
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BONDS -- 0.3%
             UTILITIES -- 0.3%
$    3,000   Empresa Nacional de Electricidad S.A.
               8.35% due 08/01/13..............................  $   3,476
                                                                 ---------
             Total convertible bonds
               (cost $3,381)...................................  $   3,476
                                                                 ---------
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.0%
             COMMUNICATIONS -- 0.0%
        21   Adelphia Communications Corp. ab..................  $      11
                                                                 ---------
             Total convertible preferred stocks
               (cost $513).....................................  $      11
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES -- 80.7%
             AEROSPACE & DEFENSE -- 0.9%
$      475   DRS Technologies, Inc.
               6.875% due 11/01/13.............................  $     496
     6,445   DirecTV Holdings LLC
               8.375% due 03/15/13.............................      7,226
                                                                 ---------
                                                                     7,722
                                                                 ---------
             AGRICULTURE & FISHING -- 1.0%
     1,100   Dole Food Co.
               7.25% due 06/15/10..............................      1,130
     2,700   Dole Food Co.
               8.625% due 05/01/09.............................      2,936
       625   Pilgrim's Pride Corp.
               9.625% due 09/15/11.............................        703
     3,395   Pilgrims Pride Corp.
               9.25% due 11/15/13..............................      3,802
                                                                 ---------
                                                                     8,571
                                                                 ---------

PRINCIPAL                                                         Market
 AMOUNT i                                                         Value #
----------                                                       ---------
             APPAREL & TEXTILE -- 0.8%
$    1,760   Collins & Aikman Floor Cover
               9.75% due 02/15/10..............................  $   1,892
     3,335   Levi Strauss & Co.
               9.75% due 01/15/15  c ..........................      3,302
       995   Phillips Van-Heusen
               7.75% due 11/15/23..............................      1,055
       690   Warnaco, Inc.
               8.875% due 06/15/13.............................        759
                                                                 ---------
                                                                     7,008
                                                                 ---------
             BANKS -- 0.0%
       225   Western Financial Bank
               9.625% due 05/15/12.............................        257
                                                                 ---------
             BUSINESS SERVICES -- 1.3%
     3,290   IPC Acquisition Corp.
               11.50% due 12/15/09.............................      3,603
     2,094   Iron Mountain, Inc.
               7.75% due 01/15/15..............................      2,125
     1,755   Lamar Media Corp.
               7.25% due 01/01/13..............................      1,895
       670   United Rentals, Inc.
               6.50% due 02/15/12..............................        653
     2,625   United Rentals, Inc.
               7.75% due 11/15/13 b............................      2,573
                                                                 ---------
                                                                    10,849
                                                                 ---------
             CHEMICALS -- 3.5%
     1,400   Equister Chemicals LP
               8.75% due 02/15/09..............................      1,568
     3,870   FMC Corp.
               10.25% due 11/01/09.............................      4,441
       545   Georgia Gulf Corp.
               7.625% due 11/15/05.............................        563
     3,565   Huntsman International LLC
               9.875% due 03/01/09.............................      3,913
        53   IMC Global, Inc.
               10.875% due 06/01/08  l.........................         64
     1,765   Lyondell Chemical Co.
               9.625% due 05/01/07 b...........................      1,942
     1,260   Millennium America, Inc.
               7.00% due 11/15/06..............................      1,310
        53   Millennium America, Inc.
               9.25% due 06/15/08  l...........................         61
     3,850   Nalco Co.
               7.75% due 11/15/11..............................      4,158
 EUR 3,250   Nalco Co.
               7.75% due 11/15/11..............................      4,793
       810   PolyOne Corp.
               10.625% due 05/15/10 b..........................        911
     2,500   PolyOne Corp.
               8.875% due 05/01/12 b...........................      2,719
     1,335   Scotts Co. (The)
               6.625% due 11/15/13 b...........................      1,405
     1,202   Westlake Chemical Corp.
               8.75% due 07/15/11..............................      1,358
                                                                 ---------
                                                                    29,206
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             COMMUNICATIONS -- 9.3%
$      535   AT&T Corp.
               8.35% due 01/15/25..............................  $     552
     8,729   AT&T Corp.
               9.05% due 11/15/11..............................     10,049
     1,100   American Cellular Corp.
               10.00% due 08/01/11.............................        943
     2,040   Centennial Cellular Operating Co.
               10.125% due 06/15/13............................      2,290
       400   Century Communications Corp.
               8.875% due 01/15/07.............................        480
     6,860   Cincinnati Bell, Inc.
               8.375% due 01/15/14 b...........................      6,946
     1,305   Citizens Communications Co.
               6.25% due 01/15/13..............................      1,315
     3,648   Dex Media West LLC
               5.875% due 11/15/11  c..........................      3,630
     2,050   Dobson Communications Corp.
               8.875% due 10/01/13 b...........................      1,440
     4,740   Intelsat Ltd.
               6.50% due 11/01/13..............................      4,313
     3,405   L-3 Communications Corp.
               6.125% due 07/15/13.............................      3,516
     1,500   L-3 Communications Corp.
               7.625% due 06/15/12.............................      1,646
     6,149   Lucent Technologies, Inc.
               6.45% due 03/15/29..............................      5,565
       510   MCI, Inc.
               6.908% due 05/01/07.............................        522
       510   MCI, Inc.
               7.688% due 05/01/09.............................        528
     6,737   MCI, Inc.
               8.735% due 05/01/14.............................      7,242
     6,805   Nextel Communications, Inc.
               7.375% due 08/01/15.............................      7,486
       570   PanAmSat Corp.
               6.375% due 01/15/08.............................        589
    12,350   Qwest Capital Funding, Inc.
               7.25% due 02/15/11 b............................     12,103
     1,300   Qwest Corp.
               6.875% due 09/15/33.............................      1,196
       250   Qwest Corp.
               7.25% due 10/15/35 b............................        238
     1,875   Qwest Corp.
               9.125% due 03/15/12  c..........................      2,166
     2,380   Rexnord Corp.
               10.125% due 12/15/12............................      2,689
                                                                 ---------
                                                                    77,444
                                                                 ---------
             COMPUTERS & OFFICE EQUIPMENT -- 0.6%
       910   Scientific Games Corp.
               6.25% due 12/15/12  c...........................        926
     3,625   Solectron Corp.
               9.625% due 02/15/09 b...........................      3,988
                                                                 ---------
                                                                     4,914
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             CONSTRUCTION -- 0.2%
$    1,325   Goodman Global Holdings
               5.76% due 06/15/12  c...........................  $   1,345
                                                                 ---------
             CONSUMER DURABLES -- 1.4%
       225   Corning, Inc.
               5.90% due 03/15/14..............................        225
     1,100   Owens-Brockway
               7.75% due 05/15/11 b............................      1,191
     2,805   Owens-Brockway
               8.75% due 11/15/12..............................      3,163
     2,415   Owens-Brockway
               8.875% due 02/15/09.............................      2,623
     1,180   Pep Boys -- Manny, Moe & Jack (The)
               7.50% due 12/15/14..............................      1,196
     2,890   Sealy Mattress Co.
               8.25% due 06/15/14 b............................      3,063
                                                                 ---------
                                                                    11,461
                                                                 ---------
             CONSUMER NON-DURABLES -- 2.5%
       900   Airgas, Inc.
               7.75% due 09/15/06..............................        954
     1,200   Airgas, Inc.
               9.125% due 10/01/11.............................      1,335
     1,850   Houghton Mifflin Co.
               8.25% due 02/01/11..............................      1,970
     3,190   Johnsondiversey, Inc.
               9.625% due 05/15/12 b...........................      3,565
     3,225   K2, Inc.
               7.375% due 07/01/14  c..........................      3,531
     1,880   Perry Ellis International, Inc.
               8.875% due 09/15/13.............................      1,974
     2,405   Xerox Corp.
               6.875% due 08/15/11.............................      2,561
     1,800   Xerox Corp.
               7.125% due 06/15/10 b...........................      1,944
       990   Xerox Corp.
               7.625% due 06/15/13.............................      1,087
     1,445   Xerox Corp.
               9.75% due 01/15/09..............................      1,698
                                                                 ---------
                                                                    20,619
                                                                 ---------
             CONSUMER SERVICES -- 1.4%
       520   Donnelley (R.H.) Finance Corp. I
               8.875% due 12/15/10  c..........................        580
     2,755   Sensus Metering Systems, Inc.
               8.625% due 12/15/13.............................      2,824
     4,590   Service Corp. International
               6.75% due 04/01/16..............................      4,751
       830   Service Corp. International
               7.70% due 04/15/09..............................        896
     2,000   Service Corp. International
               7.70% due 04/15/09 b............................      2,160
       400   Service Corp. International
               7.875% due 02/01/13.............................        435
                                                                 ---------
                                                                    11,646
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             DRUGS -- 1.0%
$    3,925   Jean Coutu Group, Inc. 8.50% due 08/01/14 b c ....  $   4,023
     2,000   Polypore, Inc.
               8.75% due 05/15/12..............................      2,090
     3,320   Polypore, Inc.
               11.43% due 10/01/12  c .........................      2,125
                                                                 ---------
                                                                     8,238
                                                                 ---------
             ELECTRICAL EQUIPMENT -- 2.0%
     1,205   Bio-Rad Laboratories, Inc.
               6.125% due 12/15/14  c .........................      1,214
     2,785   Bio-Rad Laboratories, Inc.
               7.50% due 08/15/13..............................      3,064
     2,000   Fisher Scientific International
               6.75% due 08/15/14  c ..........................      2,145
     1,852   Fisher Scientific International
               8.125% due 05/01/12.............................      2,056
     1,965   Itron, Inc.
               7.75% due 05/15/12  c ..........................      1,999
     5,000   PerkinElmer, Inc.
               8.875% due 01/15/13.............................      5,700
                                                                 ---------
                                                                    16,178
                                                                 ---------
             ELECTRONICS -- 1.9%
     4,195   Amkor Technology, Inc.
               7.75% due 05/15/13 b............................      3,943
     1,425   Magnachip Semiconductor
               6.875% due 12/15/11  c .........................      1,468
     2,735   Rayovac Corp.
               8.50% due 10/01/13 b............................      3,036
     3,325   Sanmina-SCI Corp.
               10.375% due 01/15/10 b..........................      3,815
     3,025   Thomas & Betts Corp.
               7.25% due 06/01/13..............................      3,318
                                                                 ---------
                                                                    15,580
                                                                 ---------
             ENERGY & SERVICES -- 5.2%
     1,340   Chesapeake Energy Corp.
               6.875% due 01/15/16.............................      1,404
       720   Chesapeake Energy Corp.
               7.75% due 01/15/15..............................        783
       660   Citgo Petroleum Corp.
               6.00% due 10/15/11  c ..........................        657
     4,225   Comstock Resources, Inc.
               6.875% due 03/01/12.............................      4,362
     2,010   Consol Energy, Inc.
               7.875% due 03/01/12.............................      2,251
     1,400   Foundation Coal Co.
               7.25% due 08/01/14  c ..........................      1,491
     2,415   Giant Industries, Inc.
               8.00% due 05/15/14 b............................      2,524
       250   Houston Exploration Co.
               7.00% due 06/15/13..............................        265
     2,182   Magnum Hunter Resources, Inc.
               9.60% due 03/15/12 b............................      2,477
     2,565   Newfield Exploration Co.
               7.45% due 10/15/07..............................      2,770

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             ENERGY & SERVICES -- (CONTINUED)
$      435   Newfield Exploration Co.
               7.625% due 03/01/11.............................  $     489
     1,950   Newpark Resources, Inc.
               8.625% due 12/15/07.............................      1,979
     2,550   Peabody Energy Corp.
               6.875% due 03/15/13 b...........................      2,760
       610   Plains Exploration & Production Co.
               7.125% due 06/15/14.............................        665
       800   Plains Exploration & Production Co.
               8.75% due 07/01/12..............................        894
     1,318   Port Arthur Finance Corp.
               12.50% due 01/15/09.............................      1,543
       620   Premcor Refining Group, Inc. (The)
               6.125% due 05/01/11.............................        649
     3,365   Premcor Refining Group, Inc. (The)
               9.25% due 02/01/10..............................      3,802
     1,395   Southern Star Central Corp.
               8.50% due 08/01/10..............................      1,545
     2,355   Stone Energy Corp.
               6.75% due 12/15/14  c ..........................      2,349
     4,020   Tesoro Petroleum Corp.
               8.00% due 04/15/08..............................      4,372
     1,070   Tesoro Petroleum Corp.
               9.625% due 11/01/08 b...........................      1,166
     1,945   Whiting Petroleum Corp.
               7.25% due 05/01/12..............................      2,033
                                                                 ---------
                                                                    43,230
                                                                 ---------
             FINANCIAL SERVICES -- 2.5%
       615   Atlantic Broadband Finance LLC
               9.375% due 01/15/14  c .........................        595
       700   Couche-Tard Finance Group
               7.50% due 12/15/13..............................        751
     1,635   Crescent Equity LP
               9.25% due 04/15/09..............................      1,790
     1,170   Host Marriott Corp.
               7.875% due 08/01/08.............................      1,202
     6,470   Host Marriott LP
               7.00% due 08/15/12  c ..........................      6,842
       745   Host Marriott LP
               7.125% due 11/01/13.............................        796
       970   Poster Financial Group, Inc.
               8.75% due 12/01/11..............................        997
     2,500   Senior Housing Properties Trust
               7.875% due 04/15/15.............................      2,756
     1,000   Tanger Properties LP
               9.125% due 02/15/08.............................      1,120
       665   Ventas Realty LP
               6.625% due 10/15/14  c .........................        680
       570   Ventas Realty LP
               8.75% due 05/01/09..............................        639
     2,130   Ventas Realty LP
               9.00% due 05/01/12..............................      2,484
                                                                 ---------
                                                                    20,652
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             FOOD, BEVERAGE & TOBACCO -- 2.7%
$      720   Constellation Brands, Inc.
               8.125% due 01/15/12.............................  $     782
     6,815   Delhaize America, Inc.
               8.125% due 04/15/11 b...........................      7,944
       390   Hercules, Inc.
               6.60% due 08/01/27..............................        398
     4,500   PSF Group Holdings, Inc.
               9.25% due 06/15/11 b............................      4,815
     1,915   Pierre Foods, Inc.
               9.875% due 07/15/12  c .........................      1,982
     2,640   Smithfield Foods, Inc.
               8.00% due 10/15/09..............................      2,924
     3,235   Stater Brothers Holdings
               8.125% due 06/15/12 b...........................      3,421
                                                                 ---------
                                                                    22,266
                                                                 ---------
             FOREST & PAPER PRODUCTS -- 3.6%
     2,075   Abitibi-Consolidated Finance LP
               7.875% due 08/01/09 b...........................      2,194
     1,050   Boise Cascade LLC
               7.125% due 10/15/14  c .........................      1,110
     3,450   Bowater Canada Finance
               7.95% due 11/15/11..............................      3,718
     1,400   Bowater, Inc.
               6.50% due 06/15/13 b............................      1,400
     3,670   Georgia-Pacific Corp.
               8.125% due 05/15/11.............................      4,221
     5,920   Georgia-Pacific Corp.
               8.875% due 02/01/10.............................      6,889
     3,390   Jefferson Smurfit Corp.
               7.50% due 06/01/13 b............................      3,619
     3,490   Jefferson Smurfit Corp.
               8.25% due 10/01/12..............................      3,804
       780   Longview Fibre Co.
               10.00% due 01/15/09.............................        852
     1,350   Potlatch Corp.
               12.50% due 12/01/09.............................      1,663
                                                                 ---------
                                                                    29,470
                                                                 ---------
             HEALTH SERVICES -- 1.9%
     1,305   Curative Health Services
               10.75% due 05/01/11.............................      1,168
     2,690   HCA, Inc.
               5.50% due 12/01/09..............................      2,691
     1,295   HCA, Inc.
               6.375% due 01/15/15.............................      1,300
     4,575   Province Healthcare Co.
               7.50% due 06/01/13..............................      5,124
     1,380   Select Medical Corp.
               9.50% due 06/15/09..............................      1,480
     2,000   Tenet Healthcare Corp.
               6.50% due 06/01/12..............................      1,850
       950   Tenet Healthcare Corp.
               9.875% due 07/01/14  c .........................      1,036
       620   United Surgical Partners International, Inc.
               10.00% due 12/15/11.............................        707
                                                                 ---------
                                                                    15,356
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             HOTELS & GAMING -- 5.9%
$    1,925   Argosy Gaming Co.
               7.00% due 01/15/14..............................  $   2,127
     1,275   Boyd Gaming Corp.
               6.75% due 04/15/14 b............................      1,336
     3,425   Boyd Gaming Corp.
               7.75% due 12/15/12..............................      3,738
     1,695   Boyd Gaming Corp.
               8.75% due 04/15/12..............................      1,886
     7,195   John Q Hammons Hotels LP
               8.875% due 05/15/12.............................      8,130
     1,365   La Quinta Corp.
               7.00% due 08/15/12..............................      1,443
     2,100   La Quinta Corp.
               8.875% due 03/15/11.............................      2,342
     4,140   MGM Mirage, Inc.
               6.75% due 09/01/12..............................      4,357
     2,520   Mandalay Resort Group
               6.50% due 07/31/09 b............................      2,659
     2,445   Mohegan Tribal Gaming
               7.125% due 08/15/14 b...........................      2,573
     1,215   Mohegan Tribal Gaming Authority
               8.00% due 04/01/12..............................      1,318
     3,700   Starwood Hotels & Resorts Worldwide, Inc.
               7.375% due 05/01/07.............................      3,945
     1,405   Starwood Hotels & Resorts Worldwide, Inc.
               7.375% due 11/15/15.............................      1,563
     2,370   Steel Dynamics, Inc.
               6.00% due 04/01/12..............................      2,414
     4,185   Venetian Casino Resort LLC
               11.00% due 06/15/10.............................      4,776
     4,690   Wynn Las Vegas Corp.
               6.625% due 12/01/14  c .........................      4,643
                                                                 ---------
                                                                    49,250
                                                                 ---------
             MACHINERY -- 2.3%
     3,021   AGCO Corp.
               9.50% due 05/01/08..............................      3,217
     1,920   Cummins, Inc.
               6.75% due 02/15/27..............................      2,040
       525   Cummins, Inc.
               9.50% due 12/01/10..............................        596
     1,525   Joy Global, Inc.
               8.75% due 03/15/12..............................      1,708
       750   SPX Corp.
               6.25% due 06/15/11 b............................        791
     1,600   SPX Corp.
               7.50% due 01/01/13..............................      1,736

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             MACHINERY -- (CONTINUED)
$    4,970   Terex Corp.
               7.375% due 01/15/14.............................  $   5,330
     3,070   Terex Corp.
               9.25% due 07/15/11..............................      3,446
                                                                 ---------
                                                                    18,864
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 4.7%
       375   CBD Media, Inc.
               8.625% due 06/01/11.............................        397
     1,290   CSC Holdings, Inc.
               6.75% due 04/15/12  c ..........................      1,329
     1,500   CSC Holdings, Inc.
               7.25% due 07/15/08 b............................      1,583
     4,520   CSC Holdings, Inc.
               7.625% due 04/01/11 b...........................      4,870
       500   CSC Holdings, Inc.
               7.625% due 07/15/18.............................        529
       950   CSC Holdings, Inc.
               8.125% due 07/15/09.............................      1,039
     2,000   CSC Holdings, Inc.
               8.125% due 08/15/09.............................      2,188
     2,200   Cenveo Corp.
               7.875% due 12/01/13.............................      2,046
     3,600   Charter Communications Operating LLC
               8.00% due 04/30/12  c ..........................      3,744
     4,690   Charter Communications Holdings LLC
               10.00% due 04/01/09 b...........................      4,221
     1,090   Charter Communications Holdings LLC
               10.25% due 09/15/10 b...........................      1,155
     5,765   Echostar DBS Corp.
               5.75% due 10/01/08..............................      5,837
     2,450   Medianews Group, Inc.
               6.875% due 10/01/13.............................      2,511
     2,640   Premier Entertainment Biloxi LLC
               10.75% due 02/01/12.............................      2,884
     1,300   Primedia Inc.
               8.00% due 05/15/13..............................      1,337
       350   Primedia, Inc.
               7.625% due 04/01/08 b...........................        354
     2,550   Universal City Florida Holding Co.
               8.375% due 08/01/10  c .........................      2,646
                                                                 ---------
                                                                    38,670
                                                                 ---------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
       695   Medex, Inc.
               8.875% due 05/15/13.............................        810
     1,300   Omnicare, Inc.
               8.125% due 03/15/11.............................      1,398
                                                                 ---------
                                                                     2,208
                                                                 ---------
             METALS, MINERALS & MINING -- 2.3%
     4,100   AK Steel Holding Corp.
               7.75% due 06/15/12..............................      4,223
     1,830   AK Steel Holding Corp.
               7.875% due 02/15/09 b...........................      1,864
     4,463   Ball Corp.
               6.875% due 12/15/12.............................      4,798

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             METALS, MINERALS & MINING -- (CONTINUED)
$    2,205   California Steel Industries, Inc.
               6.125% due 03/15/14 b...........................  $   2,188
       275   International Steel Group, Inc.
               6.50% due 04/15/14..............................        295
       375   Jorgensen (Earle M.) Co.
               9.75% due 06/01/12 b............................        422
     1,725   Oregon Steel Mills, Inc.
               10.00% due 07/15/09 b...........................      1,919
       985   Steel Dynamics, Inc.
               9.50% due 03/15/09 b............................      1,079
     1,480   United States Steel Corp.
               9.75% due 05/15/10..............................      1,687
       741   United States Steel LLC
               10.75% due 08/01/08.............................        873
                                                                 ---------
                                                                    19,348
                                                                 ---------
             REAL ESTATE -- 0.1%
       640   Forest City Enterprises, Inc.
               7.625% due 06/01/15.............................        678
                                                                 ---------
             RETAIL -- 2.4%
     3,535   Ahold Finance USA, Inc.
               8.25% due 07/15/10 b............................      4,003
     1,640   Finlay Fine Jewelry Corp.
               8.375% due 06/01/12.............................      1,771
     1,750   Ingles Markets, Inc.
               8.875% due 12/01/11.............................      1,873
     3,050   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16 b............................      3,492
     6,400   Sonic Automotive, Inc.
               8.625% due 08/15/13.............................      6,824
     1,610   United Auto Group, Inc.
               9.625% due 03/15/12.............................      1,779
                                                                 ---------
                                                                    19,742
                                                                 ---------
             RUBBER & PLASTICS PRODUCTS -- 0.9%
     3,125   Intertape Polymer, Inc.
               8.50% due 08/01/14  c ..........................      3,176
     4,070   Plastipak Holdings, Inc.
               10.75% due 09/01/11.............................      4,579
                                                                 ---------
                                                                     7,755
                                                                 ---------
             SOFTWARE & SERVICES -- 0.3%
     1,100   Unisys Corp.
               7.25% due 01/15/05 b............................      1,100
       550   Unisys Corp.
               7.875% due 04/01/08.............................        564
       700   United Components, Inc.
               9.375% due 06/15/13.............................        760
                                                                 ---------
                                                                     2,424
                                                                 ---------
             TARGETED RETURN INDEX SECURITIES TRUST -- 0.6%
     4,425   TRAINS HY 2004-1
               8.211% due 08/01/15  c .........................      4,840
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             TRANSPORTATION -- 3.5%
$    1,850   Dana Corp.
               6.50% due 03/15/08..............................  $   1,943
     6,000   General Motors Acceptance Corp.
               6.75% due 12/01/14..............................      6,008
     1,075   General Motors Corp.
               8.50% due 12/01/10..............................      1,016
     5,185   Group 1 Automotive, Inc.
               8.25% due 08/15/13..............................      5,509
       726   Navistar International Corp.
               9.375% due 06/01/06.............................        777
     1,980   Northwest Airlines, Inc.
               10.00% due 02/01/09 b...........................      1,668
     5,396   TRW Communications, Inc.
               9.375% due 02/15/13.............................      6,259
     5,760   Trinity Industries, Inc.
               6.50% due 03/15/14..............................      5,760
                                                                 ---------
                                                                    28,940
                                                                 ---------
             UTILITIES -- 13.7%
     9,080   AES Corp. (The)
               8.75% due 05/15/13  c ..........................     10,317
     7,870   Allied Waste North America, Inc.
               5.75% due 02/15/11..............................      7,398
       205   Allied Waste North America, Inc.
               7.625% due 01/01/06.............................        211
     1,100   Allied Waste North America, Inc.
               7.875% due 04/15/13.............................      1,128
     2,800   Allied Waste North America, Inc.
               8.875% due 04/02/08.............................      2,996
       350   Allied Waste North America, Inc.
               9.25% due 09/01/12..............................        379
       650   Browning-Ferris Industries, Inc.
               6.375% due 01/15/08.............................        663
       500   Browning-Ferris Industries, Inc.
               7.875% due 03/15/05.............................        509
     1,180   CMS Energy Corp.
               7.75% due 08/01/10 b............................      1,291
     7,120   CMS Energy Corp.
               8.50% due 04/15/11..............................      8,090
     2,840   Calpine Canada Energy Finance LLC
               8.50% due 05/01/08 b............................      2,329
       200   Calpine Corp.
               8.625% due 08/15/10 b...........................        153
     3,335   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................      3,692
     3,330   DPL, Inc.
               6.875% due 09/01/11.............................      3,637
     6,240   Dynegy Holdings, Inc.
               10.125% due 07/15/13  c ........................      7,145
       940   Edison Mission Energy
               7.73% due 06/15/09..............................      1,011
     6,690   Edison Mission Energy
               9.875% due 04/15/11.............................      7,928
     2,130   El Paso CGP Co.
               6.50% due 06/01/08..............................      2,157

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             UTILITIES -- (CONTINUED)
$    2,500   El Paso CGP Co.
               7.75% due 06/15/10 b............................  $   2,613
     5,435   El Paso Corp.
               7.875% due 06/15/12 b...........................      5,686
       125   El Paso Electric Co.
               9.40% due 05/01/11..............................        138
     6,090   El Paso Natural Gas Co.
               7.625% due 08/01/10 b...........................      6,669
       870   Kansas Gas & Electric Co.
               8.29% due 03/29/16..............................        898
     4,425   Monongahela Power Co.
               7.36% due 01/15/10 b............................      4,875
     9,510   NRG Energy, Inc.
               8.00% due 12/15/13  c ..........................     10,366
       475   Nevada Power Co.
               6.50% due 04/15/12 b............................        502
     1,100   Nevada Power Co.
               8.50% due 01/01/23..............................      1,130
       440   Nevada Power Co.
               9.00% due 08/15/13..............................        515
     2,100   Reliant Energy, Inc.
               6.75% due 12/15/14..............................      2,080
       480   Sierra Pacific Power Co.
               6.25% due 04/15/12..............................        501
     1,930   Sierra Pacific Power Co.
               8.00% due 06/01/08..............................      2,113
     3,550   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17 b............................      3,914
     2,615   Texas Genco LLC
               6.875% due 12/15/14  c .........................      2,703
     5,210   Transcontinental Gas Pipe Corp.
               7.00% due 08/15/11..............................      5,711
     1,700   Transcontinental Gas Pipe Corp.
               8.875% due 07/15/12.............................      2,068
                                                                 ---------
                                                                   113,516
                                                                 ---------
             Total corporate notes
               (cost $640,950).................................  $ 668,247
                                                                 ---------

FOREIGN BONDS & NOTES -- 12.5%
             BANKS -- 0.0%
       375   TuranAlem Finance BV
               7.875% due 06/02/10.............................  $     378
             CHEMICALS -- 1.1%
     2,975   Acetex Corp.
               10.875% due 08/01/09............................      3,235
     1,275   Methanex Corp.
               8.75% due 08/15/12 b............................      1,489
     2,490   Nova Chemicals Corp.
               6.50% due 01/15/12..............................      2,639
     1,810   Rhodia S.A.
               10.25% due 06/01/10  c .........................      2,036
                                                                 ---------
                                                                     9,399
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
FOREIGN BONDS & NOTES -- (CONTINUED)
             COMMUNICATIONS -- 1.6%
$    8,055   Rogers Cable, Inc.
               6.25% due 06/15/13 b............................  $   8,075
       575   Rogers Cantel, Inc.
               9.75% due 06/01/16..............................        687
     3,725   Rogers Wireless Communications, Inc.
               6.375% due 03/01/14.............................      3,688
       550   Rogers Wireless Communications, Inc.
               9.625% due 05/01/11.............................        645
                                                                 ---------
                                                                    13,095
                                                                 ---------
             CONSTRUCTION -- 0.2%
     1,985   Asia Aluminum Holdings Ltd.
               8.00% due 12/23/11  c ..........................      2,005
                                                                 ---------
             CONSUMER DURABLES -- 0.2%
     1,600   Russel Metals, Inc.
               6.375% due 03/01/14.............................      1,624
                                                                 ---------
             ELECTRONICS -- 0.7%
     3,480   FIMEP S.A.
               10.50% due 02/15/13.............................      4,124
     1,800   Flextronics International Ltd.
               6.50% due 05/15/13..............................      1,845
                                                                 ---------
                                                                     5,969
                                                                 ---------
             ENERGY & SERVICES -- 0.2%
     1,475   Gazprom International S.A.
               7.201% due 02/01/20  c .........................      1,560
                                                                 ---------
             FINANCIAL SERVICES -- 0.8%
     4,395   BCP Caylux Holdings Luxembourg SCA
               9.625% due 06/15/14  c .........................      4,955
 EUR 1,200   Fresenius AG
               7.75% due 04/30/09  c ..........................      1,782
                                                                 ---------
                                                                     6,737
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 0.5%
     3,350   Burns Philip Capital Property Ltd.
               9.75% due 07/15/12..............................      3,685
 EUR   285   Remy Cointreau
               6.50% due 07/01/10  c ..........................        412
                                                                 ---------
                                                                     4,097
                                                                 ---------
             FOREIGN GOVERNMENTS -- 1.9%
 EUR   127   Huntsman International LLC
               10.125% due 07/01/09............................        182
EUR 11,246   Italy Buoni Poliennali Del Tesoro
               4.75% due 03/15/06..............................     15,716
                                                                 ---------
                                                                    15,898
                                                                 ---------
             FOREST & PAPER PRODUCTS -- 1.3%
     3,030   Cascade, Inc.
               7.25% due 02/15/13..............................      3,212
 EUR   585   Kappa Beheer B.V
               10.625% due 07/15/09............................        841
       605   Norske Skog Canada Ltd.
               7.375% due 03/01/14.............................        631

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE #
----------                                                       ---------
             FOREST & PAPER PRODUCTS -- (CONTINUED)
$    2,145   Norske Skog Canada Ltd.
               8.625% due 06/15/11.............................  $   2,301
     3,850   Tembec Industries, Inc.
               8.625% due 06/30/09 b...........................      3,869
                                                                 ---------
                                                                    10,854
                                                                 ---------
             HOTELS & GAMING -- 0.7%
     1,300   Gruma S.A. de CV
               7.75% due 12/03/49  c ..........................      1,297
     2,600   Intrawest Corp.
               7.50% due 10/15/13..............................      2,766
     1,960   Intrawest Corp.
               7.50% due 10/15/13  c ..........................      2,085
                                                                 ---------
                                                                     6,148
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 0.9%
     2,640   CanWest Media, Inc.
               7.625% due 04/15/13 b...........................      2,874
     1,445   Quebecor Media, Inc.
               11.125% due 07/15/11............................      1,651
     1,600   Shaw Communications, Inc.
               8.25% due 04/11/10..............................      1,820
     1,000   Sun Media Corp.
               7.625% due 02/15/13 b...........................      1,091
                                                                 ---------
                                                                     7,436
                                                                 ---------
             METALS, MINERALS & MINING -- 0.9%
     3,529   Crown European Holdings S.A.
               9.50% due 03/01/11..............................      4,023
     3,345   Vale Overseas Ltd.
               8.25% due 01/17/34..............................      3,521
                                                                 ---------
                                                                     7,544
                                                                 ---------
             RUBBER & PLASTICS PRODUCTS -- 0.1%
       340   Norampac, Inc.
               6.75% due 06/01/13..............................        358
                                                                 ---------
             TRANSPORTATION -- 1.4%
     2,145   Bombardier Recreational
               8.375% due 12/15/13 b...........................      2,290
     7,630   Bombardier, Inc.
               6.30% due 05/01/14  c ..........................      6,619
     1,285   CP Ships Ltd.
               10.375% due 07/15/12............................      1,483
                                                                 ---------
                                                                    10,392
                                                                 ---------
             Total foreign bonds & notes
               (cost $99,698)..................................  $ 103,494
                                                                 ---------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
        --   Minorplanet Systems USA, Inc. afh ..............  $      --
         1   Solutia, Inc. afh   ..............................         --
                                                                 ---------
                                                                        --
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                          VALUE #
----------                                                       ---------
WARRANTS -- (CONTINUED)
             RUBBER & PLASTICS PRODUCTS -- 0.0%
        --   Pliant Corp. ch .................................  $      --
                                                                 ---------
             Total warrants
               (cost $3).......................................  $      --
                                                                 ---------

SHORT-TERM SECURITIES -- 20.6%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 15.5%
   128,313   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $ 128,313
                                                                 ---------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENTS -- 5.1%
$   15,733   BPN Paribas Joint Repurchase Agreement (See Note
               2(d))
               1.60% due 01/03/05..............................  $  15,733
    12,586   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d))
               1.58% due 01/03/05..............................     12,586
    13,624   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               1.58% due 01/03/05..............................     13,624
                                                                 ---------
                                                                    41,943
                                                                 ---------
             U.S. TREASURY BILLS -- 0.0%
       400   2.10% due 03/17/05................................        398
                                                                 ---------
             Total short-term securities
               (cost $170,654).................................  $ 170,654
                                                                 ---------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $915,816) m -- 114.2%...............    946,496
             OTHER ASSETS, LESS LIABILITIES -- (14.2%).........   (117,943)
                                                                 ---------
             NET ASSETS -- 100.0%..............................  $ 828,553
                                                                 =========

Note: Market value of investments in foreign securities represents 13.6% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.
  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).
  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $119,470 or 14.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of the Funds Board of Directors. The aggregate value of these securities as of December 31, 2004, was $@@, which represents 0.0% of the total net assets.

   f Illiquid Securities (See Note 2(m)).

   h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

m At December 31, 2004, the cost of securities for federal income tax purposes is $916,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $32,302
      Unrealized depreciation.........................   (2,428)
                                                        -------
      Net Unrealized appreciation.....................  $29,874
                                                        =======

  i All principal amounts are in U.S. dollars unless otherwise indicated EUR -- Euro

   l The cost of the securities purchased on a when-issued basis at December 31, 2004 was $101.

 ++  The Fund had 279 CBT 10 Year U.S. Treasury Notes March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of $31,231 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $398.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
EURO                                         Buy             $8,006          $8,000             1/3/2005                 $6
                                                                                                                         --
                                                                                                                         $6
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
      88    Raytheon Co. .....................................  $    3,433
                                                                ----------

            APPAREL & TEXTILE -- 0.2%
      37    Coach, Inc. a ....................................       2,081
      24    Jones Apparel Group, Inc. ........................         874
      21    Liz Claiborne, Inc. ..............................         895
      22    V. F. Corp. ......................................       1,201
                                                                ----------
                                                                     5,051
                                                                ----------

            BANKS -- 12.1%
      69    AmSouth Bancorp...................................       1,797
     245    American Express Co. .............................      13,833
     108    BB&T Corp. .......................................       4,543
     790    Bank of America Corp. ............................      37,110
     152    Bank of New York Co., Inc. (The)..................       5,076
      41    CIT Group, Inc. ..................................       1,883
      47    Capital One Financial Corp. ......................       3,995
   1,015    Citigroup, Inc. ..................................      48,887
      33    Comerica, Inc. ...................................       2,033
      24    Compass Bancshares, Inc. .........................       1,168
     113    Countrywide Financial Corp. ......................       4,200
     110    Fifth Third Bancorp...............................       5,190
      24    First Horizon National Corp. .....................       1,039
      60    Golden West Financial Corp. ......................       3,678
      45    Huntington Bancshares, Inc. ......................       1,120
      79    KeyCorp. .........................................       2,694
      23    M&T Bank Corp. ...................................       2,448
     250    MBNA Corp. .......................................       7,043
      44    Marshall & Ilsley Corp. ..........................       1,932
      83    Mellon Financial Corp. ...........................       2,575
     697    Morgan (J.P.) Chase & Co. ........................      27,172
     133    National City Corp. b ............................       4,976
      92    North Fork Bancorp, Inc. .........................       2,656
      43    Northern Trust Corp. .............................       2,080
      55    PNC Financial Services Group, Inc. ...............       3,176
      57    Providian Financial Corp. a ......................         944
      91    Regions Financial Corp. ..........................       3,235
      84    SLM Corp. ........................................       4,489
      68    Sovereign Bancorp, Inc. ..........................       1,522
      65    State Street Corp. ...............................       3,200
      72    SunTrust Banks, Inc. .............................       5,352
      61    Synovus Financial Corp. ..........................       1,731
     365    U.S. Bancorp......................................      11,434
     314    Wachovia Corp. ...................................      16,492
     171    Washington Mutual, Inc. ..........................       7,216
     331    Wells Fargo & Co. b ..............................      20,558
      18    Zions Bancorp.....................................       1,191
                                                                ----------
                                                                   269,668
                                                                ----------

            BUSINESS SERVICES -- 0.7%
     206    Cendant Corp. ....................................       4,812
      28    Convergys Corp. a ................................         415
      26    Equifax, Inc. ....................................         741
      16    Fluor Corp. ......................................         891
      83    Interpublic Group of Cos., Inc. (The) a ..........       1,108
      23    Monster Worldwide, Inc. a ........................         784

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      36    Omnicom Group, Inc. ..............................  $    3,076
      74    Paychex, Inc. ....................................       2,519
      34    Robert Half International, Inc. ..................         998
                                                                ----------
                                                                    15,344
                                                                ----------

            CHEMICALS -- 1.5%
      44    Air Products & Chemicals, Inc. ...................       2,577
      22    Avery Dennison Corp. .............................       1,294
     184    Dow Chemical Co. (The)............................       9,126
     194    du Pont (E.I.) de Nemours & Co. ..................       9,525
      15    Eastman Chemical Co. .............................         881
      10    Great Lakes Chemical Corp. .......................         285
      18    International Flavors & Fragrances, Inc. .........         790
      52    Monsanto Co. .....................................       2,873
      34    PPG Industries, Inc. .............................       2,288
      64    Praxair, Inc. ....................................       2,805
      44    Rohm & Haas Co. ..................................       1,944
                                                                ----------
                                                                    34,388
                                                                ----------

            COMMUNICATIONS -- 4.8%
     158    ADC Telecommunications, Inc. a ...................         424
     156    AT&T Corp. .......................................       2,966
      59    Alltel Corp. .....................................       3,490
      31    Andrew Corp. a ...................................         428
      89    Avaya, Inc. a ....................................       1,539
     358    BellSouth Corp. ..................................       9,953
     112    CIENA Corp. a ....................................         373
      26    CenturyTel, Inc. .................................         933
      66    Citizens Communications Co. ......................         905
      39    Comverse Technology, Inc. a ......................         945
      23    L-3 Communications Holdings, Inc. ................       1,648
     864    Lucent Technologies, Inc. ab .....................       3,250
     476    Motorola, Inc. ...................................       8,188
      70    Network Appliance, Inc. a ........................       2,331
     217    Nextel Communications, Inc., Class A a ...........       6,518
     320    QUALCOMM, Inc. ...................................      13,589
     355    Qwest Communications International, Inc. a .......       1,576
      35    Rockwell Collins, Inc. ...........................       1,362
     648    SBC Communications, Inc. .........................      16,705
      30    Scientific-Atlanta, Inc. .........................         990
     288    Sprint Corp.-FON Group............................       7,146
      90    Tellabs, Inc. a ..................................         776
     541    Verizon Communications, Inc. .....................      21,930
                                                                ----------
                                                                   107,965
                                                                ----------

            COMPUTERS & OFFICE EQUIPMENT -- 4.5%
     152    3M Co. ...........................................      12,493
      79    Apple Computer, Inc. a ...........................       5,065
     486    Dell, Inc. a .....................................      20,466
     469    EMC Corp. a ......................................       6,967
      73    Gateway, Inc. a ..................................         439
     590    Hewlett-Packard Co. ..............................      12,381
     325    International Business Machines Corp. ............      32,087
      67    International Game Technology.....................       2,317
      39    Jabil Circuit, Inc. a ............................       1,008
      25    Lexmark International, Inc. a ....................       2,144

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
      45    Pitney Bowes, Inc. ...............................  $    2,086
     190    Solectron Corp. a ................................       1,012
      47    Symbol Technologies, Inc. ........................         814
                                                                ----------
                                                                    99,279
                                                                ----------

            CONSTRUCTION -- 0.2%
      24    Centex Corp. .....................................       1,447
       9    KB Home Corp. ....................................         945
      25    Pulte Homes, Inc. ................................       1,594
                                                                ----------
                                                                     3,986
                                                                ----------

            CONSUMER DURABLES -- 0.6%
     274    Corning, Inc. a ..................................       3,227
      18    Grainger (W.W.), Inc. ............................       1,173
      37    Johnson Controls, Inc. ...........................       2,364
      37    Leggett & Platt, Inc. ............................       1,062
      88    Masco Corp. ......................................       3,198
      54    Newell Rubbermaid, Inc. b ........................       1,299
      25    Visteon Corp. ....................................         248
                                                                ----------
                                                                    12,571
                                                                ----------

            CONSUMER NON-DURABLES -- 4.0%
      18    Alberto-Culver Co., Class B.......................         863
      21    AmerisourceBergen Corp. ..........................       1,209
      93    Avon Products, Inc. ..............................       3,580
      24    Brown-Forman Corp., Class B.......................       1,161
      84    Cardinal Health, Inc. ............................       4,911
      30    Clorox Co. (The)..................................       1,748
     104    Colgate-Palmolive Co. ............................       5,305
      56    Eastman Kodak Co. ................................       1,807
      50    Ecolab, Inc. .....................................       1,769
     194    Gillette Co. (The)................................       8,693
      35    Hasbro, Inc. .....................................         671
      81    Mattel, Inc. .....................................       1,582
      57    McKesson Corp. ...................................       1,807
      53    Medco Health Solutions, Inc. a ...................       2,216
     496    Procter & Gamble Co. (The)........................      27,317
      87    Safeway, Inc. a ..................................       1,727
      26    Supervalu, Inc. ..................................         906
     125    Sysco Corp. ......................................       4,773
     393    Tyco International Ltd. ..........................      14,058
     186    Xerox Corp. a ....................................       3,172
                                                                ----------
                                                                    89,275
                                                                ----------

            CONSUMER SERVICES -- 0.2%
      34    Cintas Corp. .....................................       1,474
      32    H&R Block, Inc. ..................................       1,580
      13    Ryder System, Inc. ...............................         602
                                                                ----------
                                                                     3,656
                                                                ----------

            DRUGS -- 6.4%
     304    Abbott Laboratories...............................      14,203
     248    Amgen, Inc. a ....................................      15,931
      65    Biogen Idec, Inc. a ..............................       4,343
     380    Bristol-Myers Squibb Co. .........................       9,745
      36    Chiron Corp. a ...................................       1,216

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     221    Eli Lilly & Co. ..................................  $   12,557
      72    Forest Laboratories, Inc. a ......................       3,230
      49    Genzyme Corp. a ..................................       2,816
      85    Gilead Sciences, Inc. a ..........................       2,960
      31    Hospira, Inc. a ..................................       1,022
      47    King Pharmaceuticals, Inc. a .....................         586
      49    MedImmune, Inc. a ................................       1,318
     434    Merck & Co., Inc. ................................      13,934
      53    Mylan Laboratories, Inc. b .......................         930
   1,472    Pfizer, Inc. .....................................      39,593
     288    Schering-Plough Corp. ............................       6,013
      14    Sigma-Aldrich Corp. ..............................         818
      21    Watson Pharmaceuticals, Inc. a ...................         703
     261    Wyeth.............................................      11,110
                                                                ----------
                                                                   143,028
                                                                ----------

            EDUCATION -- 0.1%
      36    Apollo Group, Inc. a .............................       2,922
                                                                ----------

            ELECTRICAL EQUIPMENT -- 0.8%
      95    Agilent Technologies, Inc. a .....................       2,287
      26    Allergan, Inc. b .................................       2,078
      38    Applera Corp. -- Applied Biosystems Group.........         802
      60    Danaher Corp. ....................................       3,463
      23    Fisher Scientific International a ................       1,429
      38    KLA -- Tencor Corp. a ............................       1,778
      10    Millipore Corp. a ................................         485
      25    PerkinElmer, Inc. ................................         562
      36    Rockwell Automation, Inc. ........................       1,785
      18    Tektronix, Inc. ..................................         532
      38    Teradyne, Inc.a...................................         648
      31    Thermo Electron Corp. a ..........................         945
      24    Waters Corp. a ...................................       1,104
                                                                ----------
                                                                    17,898
                                                                ----------

            ELECTRONICS -- 7.7%
      75    Advanced Micro Devices, Inc. a ...................       1,662
      73    Altera Corp. ab ..................................       1,507
      37    American Power Conversion Corp. ..................         800
      74    Analog Devices, Inc. .............................       2,715
      60    Applied Micro Circuits Corp. a ...................         253
      64    Broadcom Corp., Class A a ........................       2,076
   1,287    Cisco Systems, Inc. a ............................      24,846
      18    Cooper Industries Ltd. ...........................       1,216
      82    Emerson Electric Co. .............................       5,749
      76    Freescale Semiconductor, Inc., Class B a .........       1,399
   2,067    General Electric Co. .............................      75,448
   1,236    Intel Corp. ......................................      28,916
     282    JDS Uniphase Corp. a .............................         895
      75    LSI Logic Corp. a ................................         412
      60    Linear Technology Corp. ..........................       2,326
      64    Maxim Integrated Products, Inc. ..................       2,696
      15    Maytag Corp. b ...................................         327
     120    Micron Technology, Inc. a ........................       1,479
      37    Molex, Inc. ......................................       1,106
      33    NVIDIA Corp. a ...................................         766
      70    National Semiconductor Corp. .....................       1,256
      27    Novellus Systems, Inc. a .........................         761

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
      35    PMC-Sierra, Inc. a ...............................  $      392
      16    Power-One, Inc. a ................................         146
      18    QLogic Corp. a ...................................         665
     102    Sanmina-SCI Corp. a ..............................         863
     338    Texas Instruments, Inc. ..........................       8,317
      13    Whirlpool Corp. ..................................         896
      68    Xilinx, Inc. .....................................       2,020
                                                                ----------
                                                                   171,910
                                                                ----------

            ENERGY & SERVICES -- 6.9%
      18    Amerada Hess Corp. b .............................       1,474
      48    Anadarko Petroleum Corp. .........................       3,132
      64    Apache Corp. .....................................       3,228
      14    Ashland, Inc. ....................................         814
      32    BJ Services Co. ..................................       1,471
      66    Baker Hughes, Inc. ...............................       2,798
      77    Burlington Resources, Inc. .......................       3,331
     414    ChevronTexaco Corp. ..............................      21,752
     135    ConocoPhillips....................................      11,719
      95    Devon Energy Corp. ...............................       3,698
      23    EOG Resources, Inc. ..............................       1,656
   1,261    ExxonMobil Corp. .................................      64,656
      86    Halliburton Co. ..................................       3,392
      30    Kerr-McGee Corp. .................................       1,712
      68    Marathon Oil Corp. ...............................       2,550
      29    Nabors Industries Ltd. a .........................       1,499
      27    Noble Corp. a ....................................       1,318
      77    Occidental Petroleum Corp. .......................       4,502
      21    Rowan Cos., Inc. a ...............................         544
     115    Schlumberger Ltd. ................................       7,705
      14    Sunoco, Inc. .....................................       1,168
      63    Transocean, Inc. a ...............................       2,664
      51    Unocal Corp. .....................................       2,226
      50    Valero Energy Corp. ..............................       2,279
      51    XTO Energy, Inc. .................................       1,801
                                                                ----------
                                                                   153,089
                                                                ----------

            FINANCIAL SERVICES -- 2.2%
      20    Bear Stearns Cos., Inc. (The).....................       2,065
     263    Charles Schwab Corp. (The)........................       3,150
      73    E*Trade Financial Corp. a ........................       1,087
      21    Federated Investors, Inc., Class B................         638
      49    Franklin Resources, Inc. .........................       3,393
      95    Goldman Sachs Group, Inc. ........................       9,853
      46    Janus Capital Group, Inc. ........................         777
      53    Lehman Brothers Holdings, Inc. ...................       4,608
     182    Merrill Lynch & Co., Inc. ........................      10,885
     214    Morgan Stanley Dean Witter & Co. .................      11,881
      25    T Rowe Price Group, Inc. .........................       1,561
                                                                ----------
                                                                    49,898
                                                                ----------

            FOOD, BEVERAGE & TOBACCO -- 4.7%
     401    Altria Group, Inc. ...............................      24,519
     154    Anheuser-Busch Cos., Inc. ........................       7,835
     128    Archer-Daniels-Midland Co. .......................       2,855
      80    Campbell Soup Co. ................................       2,404

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     473    Coca-Cola Co. (The)...............................  $   19,693
      92    Coca-Cola Enterprises, Inc. ......................       1,914
     101    ConAgra Foods, Inc. ..............................       2,962
       7    Coors (Adolph) Co., Class B b ....................         554
      71    General Mills, Inc. ..............................       3,539
      68    Heinz (H.J.) Co. .................................       2,662
      22    Hercules, Inc. a .................................         324
      48    Hershey Foods Corp. ..............................       2,672
      81    Kellogg Co. ......................................       3,605
      27    McCormick & Co., Inc. ............................       1,031
      49    Pepsi Bottling Group, Inc. (The)..................       1,322
     329    PepsiCo., Inc. ...................................      17,193
      29    Reynolds American, Inc. b ........................       2,264
     153    Sara Lee Corp. ...................................       3,705
      32    UST, Inc. ........................................       1,552
      44    Wrigley (W.M.) Jr. Co. ...........................       3,035
                                                                ----------
                                                                   105,640
                                                                ----------

            FOREST & PAPER PRODUCTS -- 0.9%
      21    Bemis Co., Inc. ..................................         609
      50    Georgia-Pacific Corp. ............................       1,891
      95    International Paper Co. ..........................       3,996
      95    Kimberly-Clark Corp. .............................       6,274
      22    Louisiana-Pacific Corp. ..........................         576
      40    MeadWestvaco Corp. ...............................       1,341
      --    Neenah Paper, Inc. ah ............................          --
      18    OfficeMax, Inc. ..................................         574
      29    Pactiv Corp. a ...................................         735
      11    Temple-Inland, Inc. ..............................         751
      47    Weyerhaeuser Co. .................................       3,150
                                                                ----------
                                                                    19,897
                                                                ----------

            HEALTH SERVICES -- 0.5%
      89    Caremark Rx, Inc. a ..............................       3,505
      15    Express Scripts, Inc. a ..........................       1,139
      82    HCA, Inc. b.......................................       3,292
      48    Health Management Associates, Inc., Class A b.....       1,082
      27    Laboratory Corp. of American Holdings ab .........       1,345
      17    Manor Care, Inc. .................................         601
      91    Tenet Healthcare Corp. a .........................       1,002
                                                                ----------
                                                                    11,966
                                                                ----------

            HOTELS & GAMING -- 0.3%
      76    Hilton Hotels Corp. ..............................       1,717
      44    Marriott International, Inc., Class A.............       2,753
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,365
                                                                ----------
                                                                     6,835
                                                                ----------

            INSURANCE -- 5.5%
     104    AFLAC, Inc. ......................................       4,125
      58    Ace Ltd. .........................................       2,480
      29    Aetna, Inc. ......................................       3,597
     140    Allstate Corp. (The)..............................       7,241
      22    Ambac Financial Group, Inc. ......................       1,823
     531    American International Group, Inc. ...............      34,900
      62    Aon Corp. ........................................       1,475

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      26    CIGNA Corp. ......................................  $    2,138
      39    Chubb Corp. (The).................................       3,005
      34    Cincinnati Financial Corp. .......................       1,517
      31    Humana, Inc. a ...................................         925
      28    Jefferson-Pilot Corp. ............................       1,449
      36    Lincoln National Corp. ...........................       1,669
      38    Loews Corp. ......................................       2,657
      29    MBIA, Inc. b .....................................       1,819
      20    MGIC Investment Corp. b ..........................       1,361
     103    Marsh & McLennan Cos., Inc. ......................       3,389
     152    Metlife, Inc. ....................................       6,166
      63    Principal Financial Group (The)...................       2,571
      41    Progressive Corp. (The)...........................       3,463
     105    Prudential Financial, Inc. .......................       5,765
      26    Safeco Corp. .....................................       1,349
     137    St. Paul Travelers Cos., Inc. (The)...............       5,064
      22    Torchmark Corp. ..................................       1,265
     128    UnitedHealth Group, Inc. .........................      11,247
      61    UnumProvident Corp. ..............................       1,088
      58    WellPoint, Inc. a ................................       6,639
      28    XL Capital Ltd., Class A..........................       2,197
                                                                ----------
                                                                   122,384
                                                                ----------

            MACHINERY -- 1.3%
      42    American Standard Cos., Inc. a ...................       1,731
     332    Applied Materials, Inc. a ........................       5,677
      16    Black & Decker Corp. (The)........................       1,394
      67    Caterpillar, Inc. ................................       6,510
       9    Cummins, Inc. b ..................................         749
      49    Deere & Co. ......................................       3,613
      40    Dover Corp. ......................................       1,668
      30    Eaton Corp. ......................................       2,147
      34    Ingersoll Rand Co. ...............................       2,701
      24    Pall Corp. .......................................         701
      23    Parker-Hannifin Corp. ............................       1,773
      16    Stanley Works (The)...............................         788
                                                                ----------
                                                                    29,452
                                                                ----------

            MEDIA & ENTERTAINMENT -- 3.9%
     112    Clear Channel Communications, Inc. ...............       3,754
     434    Comcast Corp., Class A a .........................      14,446
      43    Donnelly (R.R.) & Sons Co. .......................       1,515
      16    Dow Jones & Co., Inc. ............................         689
      50    Gannett Co., Inc. ................................       4,078
      22    Harrah's Entertainment, Inc. .....................       1,466
      15    Knight-Ridder, Inc. ..............................       1,008
      37    McGraw-Hill Cos., Inc. (The)......................       3,400
      10    Meredith Corp. ...................................         529
      28    New York Times Co. (The), Class A.................       1,157
     511    News Corp., Inc. .................................       9,532
     895    Time Warner, Inc. a ..............................      17,408

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
      62    Tribune Co. ......................................  $    2,616
      63    Univision Communications, Inc. a .................       1,850
     333    Viacom, Inc., Class B.............................      12,131
     400    Walt Disney Co. (The).............................      11,107
                                                                ----------
                                                                    86,686
                                                                ----------

            MEDICAL INSTRUMENTS & SUPPLIES -- 3.6%
      20    Bard (C.R.), Inc. ................................       1,307
      10    Bausch & Lomb, Inc. ..............................         676
     120    Baxter International, Inc. .......................       4,162
      50    Becton, Dickinson & Co. ..........................       2,812
      49    Biomet, Inc. .....................................       2,147
     165    Boston Scientific Corp. a ........................       5,869
      62    Guidant Corp. ....................................       4,491
     580    Johnson & Johnson.................................      36,797
     236    Medtronic, Inc. ..................................      11,738
      70    St. Jude Medical, Inc. a .........................       2,931
      79    Stryker Corp. ....................................       3,792
      48    Zimmer Holdings, Inc. a ..........................       3,841
                                                                ----------
                                                                    80,563
                                                                ----------

            METALS, MINERALS & MINING -- 1.2%
     170    Alcoa, Inc. ......................................       5,348
      19    Allegheny Technologies, Inc. .....................         405
      22    Ball Corp. .......................................         967
      24    Engelhard Corp. ..................................         733
      28    Fortune Brands, Inc. .............................       2,172
      35    Freeport-McMoRan Copper & Gold, Inc., Class B.....       1,335
      58    Illinois Tool Works, Inc. ........................       5,361
      87    Newmont Mining Corp. .............................       3,857
      31    Nucor Corp. ......................................       1,626
      19    Phelps Dodge Corp. ...............................       1,842
      11    Snap-On, Inc. ....................................         385
      22    United States Steel Corp. b ......................       1,137
      20    Vulcan Materials Co. .............................       1,094
                                                                ----------
                                                                    26,262
                                                                ----------

            REAL ESTATE INVESTMENT TRUST -- 0.5%
      19    Apartment Investment & Management Co., Class A....         713
      38    Archstone-Smith Trust.............................       1,467
      79    Equity Office Properties Trust....................       2,295
      55    Equity Residential Properties Trust...............       2,001
      36    Plum Creek Timber Co., Inc. ......................       1,380
      36    Prologis..........................................       1,560
      43    Simon Property Group, Inc. .......................       2,794
                                                                ----------
                                                                    12,210
                                                                ----------

            RESEARCH & TESTING FACILITIES -- 0.2%
      29    Moody's Corp. ....................................       2,512
      20    Quest Diagnostics, Inc. ..........................       1,892
                                                                ----------
                                                                     4,404
                                                                ----------

            RETAIL -- 7.8%
      72    Albertson's, Inc. b ..............................       1,719
      16    AutoZone, Inc. a .................................       1,423
      52    Autonation, Inc. a ...............................         993

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      59    Bed, Bath & Beyond, Inc. a .......................  $    2,342
      63    Best Buy Co., Inc. ...............................       3,770
      22    Big Lots, Inc. a .................................         268
      78    CVS Corp. ........................................       3,523
      38    Circuit City Stores, Inc. ........................         598
      92    Costco Wholesale Corp. ...........................       4,441
      31    Darden Restaurants, Inc. .........................         851
      16    Dillard's, Inc., Class A..........................         431
      64    Dollar General Corp. .............................       1,331
     130    eBay, Inc. a .....................................      15,070
      33    Family Dollar Stores, Inc. .......................       1,024
      33    Federated Department Stores, Inc. ................       1,912
     171    Gap, Inc. (The) b ................................       3,619
     429    Home Depot, Inc. (The)............................      18,348
      67    Kohl's Corp. a ...................................       3,297
     145    Kroger Co. (The) a ...............................       2,535
      79    Limited Brands, Inc. .............................       1,830
     151    Lowe's Cos., Inc. b ..............................       8,701
      57    May Department Stores Co. (The) b ................       1,677
     246    McDonald's Corp. .................................       7,881
      27    Nordstrom, Inc. ..................................       1,278
      61    Office Depot, Inc. a .............................       1,061
      56    Penney (J.C.) Co., Inc. ..........................       2,313
      31    RadioShack Corp. .................................       1,020
      40    Sears, Roebuck and Co. ...........................       2,064
      28    Sherwin-Williams Co. (The)........................       1,234
      97    Staples, Inc. ....................................       3,280
      78    Starbucks Corp. a ................................       4,877
      94    TJX Cos., Inc. (The)..............................       2,366
     175    Target Corp. .....................................       9,092
      28    Tiffany & Co. ....................................         908
      42    Toys "R" Us, Inc. ab .............................         860
     828    Wal-Mart Stores, Inc. ............................      43,735
     200    Walgreen Co. .....................................       7,665
      22    Wendy's International, Inc. ......................         875
      57    Yum! Brands, Inc. ................................       2,702
                                                                ----------
                                                                   172,914
                                                                ----------

            RUBBER & PLASTICS PRODUCTS -- 0.3%
      15    Cooper Tire & Rubber Co. b .......................         316
      34    Goodyear Tire & Rubber Co. (The) ab ..............         503
      51    NIKE, Inc., Class B...............................       4,654
      11    Reebok International Ltd. b ......................         501
      16    Sealed Air Corp. a ...............................         870
                                                                ----------
                                                                     6,844
                                                                ----------

            SOFTWARE & SERVICES -- 5.9%
      47    Adobe Systems, Inc. ..............................       2,930
      25    Affiliated Computer Services, Inc., Class A a ....       1,511
      45    Autodesk, Inc. ...................................       1,703
     114    Automatic Data Processing, Inc. ..................       5,052
      43    BMC Software, Inc. a .............................         807
      33    Citrix Systems, Inc. a ...........................         811
     115    Computer Associates International, Inc. ..........       3,556
      37    Computer Sciences Corp. a ........................       2,087
      76    Compuware Corp. a ................................         490

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
      60    Electronic Arts, Inc. a ..........................  $    3,682
     101    Electronic Data Systems Corp. ....................       2,322
     162    First Data Corp. .................................       6,902
      38    Fiserv, Inc. a ...................................       1,537
      45    IMS Health, Inc. .................................       1,052
      37    Intuit, Inc. a ...................................       1,611
      17    Mercury Interactive Corp. a ......................         752
   2,126    Microsoft Corp. ..................................      56,775
      18    NCR Corp. a ......................................       1,260
      73    Novell, Inc. a ...................................         496
   1,003    Oracle Corp. a ...................................      13,756
      53    Parametric Technology Corp. a ....................         310
      99    Siebel Systems, Inc. a ...........................       1,044
     657    Sun Microsystems, Inc. a .........................       3,537
      57    SunGard Data Systems, Inc. a .....................       1,601
     124    Symantec Corp. a .................................       3,194
      66    Unisys Corp. a ...................................         669
      82    VERITAS Software Corp. a .........................       2,355
     269    Yahoo!, Inc. a ...................................      10,130
                                                                ----------
                                                                   131,932
                                                                ----------

            TRANSPORTATION -- 4.9%
     164    Boeing Co. (The)..................................       8,497
      19    Brunswick Corp. ..................................         931
      74    Burlington Northern Santa Fe Corp. ...............       3,478
      42    CSX Corp. ........................................       1,684
     124    Carnival Corp. ...................................       7,134
      29    Dana Corp. .......................................         508
     110    Delphi Corp. .....................................         989
      25    Delta Air Lines, Inc. ab .........................         189
      59    FedEx Corp. ......................................       5,786
     358    Ford Motor Co. b .................................       5,237
      39    General Dynamics Corp. ...........................       4,095
     110    General Motors Corp. b ...........................       4,423
      34    Genuine Parts Co. ................................       1,506
      23    Goodrich Corp. ...................................         759
      57    Harley-Davidson, Inc. b ..........................       3,487
     168    Honeywell International, Inc. ....................       5,954
      18    ITT Industries, Inc. .............................       1,527
      87    Lockheed Martin Corp. ............................       4,810
      14    Navistar International Corp. ab ..................         599
      77    Norfolk Southern Corp. ...........................       2,803
      72    Northrop Grumman Corp. ...........................       3,912
      34    PACCAR, Inc. .....................................       2,736
      27    Sabre Holdings Corp. .............................         588
     152    Southwest Airlines Co. ...........................       2,482
      27    Textron, Inc. ....................................       1,984
      51    Union Pacific Corp. ..............................       3,410
     219    United Parcel Service, Inc. ......................      18,724
     100    United Technologies Corp. ........................      10,321
                                                                ----------
                                                                   108,553
                                                                ----------

            U.S. GOVERNMENT AGENCIES -- 1.1%
     135    Federal Home Loan Mortgage Corp. .................       9,940
     189    Federal National Mortgage Association.............      13,476
                                                                ----------
                                                                    23,416
                                                                ----------


The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 3.4%
     127    AES Corp. (The) a ................................  $    1,734
      27    Allegheny Energy, Inc. ab ........................         528
      62    Allied Waste Industries, Inc. a ..................         577
      38    Ameren Corp. .....................................       1,908
      77    American Electric Power Co., Inc. ................       2,649
      38    CMS Energy Corp. ab ..............................         398
     104    Calpine Corp. ab .................................         412
      60    Centerpoint Energy, Inc. .........................         681
      35    Cinergy Corp. ....................................       1,474
      47    Consolidated Edison, Inc. ........................       2,070
      34    Constellation Energy Group, Inc. .................       1,503
      34    DTE Energy Co. ...................................       1,465
      65    Dominion Resources, Inc. .........................       4,393
     187    Duke Energy Corp. ................................       4,739
      74    Dynegy, Inc., Class A ab .........................         343
      64    Edison International..............................       2,041
     126    El Paso Corp. ....................................       1,308
      44    Entergy Corp. ....................................       2,954
     130    Exelon Corp. .....................................       5,709
      36    FPL Group, Inc. b ................................       2,712
      65    FirstEnergy Corp. ................................       2,549
      31    KeySpan Corp. ....................................       1,239
      24    Kinder Morgan, Inc. b ............................       1,770
      53    NiSource, Inc. ...................................       1,205
       9    Nicor, Inc. b ....................................         320
      79    PG&E Corp. a .....................................       2,624
      37    PPL Corp. ........................................       1,967
       7    Peoples Energy Corp. .............................         322
      18    Pinnacle West Capital Corp. ......................         794
      48    Progress Energy, Inc. ............................       2,185
      47    Public Service Enterprise Group, Inc. ............       2,408
      46    Sempra Energy.....................................       1,675
     145    Southern Co. (The) b .............................       4,848
      39    TECO Energy, Inc. b ..............................         598
      47    TXU Corp. ........................................       3,029
     112    Waste Management, Inc. ...........................       3,350
     109    Williams Cos., Inc. (The).........................       1,773
      78    Xcel Energy, Inc. b ..............................       1,425
                                                                ----------
                                                                    73,679
                                                                ----------

            Total common stock
              (cost $1,925,328)...............................  $2,206,998
                                                                ----------
PRINCIPAL
 AMOUNT
 -------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.5%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
 $   135    5.25% due 02/15/29................................  $      145
   1,567    6.25% due 08/15/23................................       1,874
     211    7.25% due 05/15/16................................         266
     645    8.125% due 05/15/21...............................         898
                                                                ----------
                                                                     3,183
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 0.4%
 $   407    0.875% due 04/15/10...............................  $      403
     241    2.00% due 07/15/14................................         251
   1,424    3.625% due 01/15/08...............................       1,576
   2,249    3.875% due 04/15/29...............................       3,108
   1,876    3.875% due 01/15/09...............................       2,136
                                                                ----------
                                                                     7,474
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $10,657)..................................  $   10,657
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 2.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.9%
  41,638    BNY Institutional Cash Reserves Fund..............  $   41,638
                                                                ----------
PRINCIPAL
 AMOUNT
 -------
            U.S. TREASURY BILLS -- 0.1%
 $ 2,500    2.17% due 03/17/05................................  $    2,489
                                                                ----------
            Total short-term securities
              (cost $44,127)..................................  $   44,127
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,980,111) pm -- 101.6%............   2,261,782
            OTHER ASSETS, LESS LIABILITIES -- (1.6%)..........     (35,353)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,226,429
                                                                ==========

Note: Market value of investments in foreign securities represents 0.1% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p Cost of long term securities from the proceeds of security leading is $10,657.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $1,992,346 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 540,373
      Unrealized depreciation.......................   (270,937)
                                                      ---------
      Net Unrealized appreciation...................  $ 269,436
                                                      =========

 ++ The Fund had 73 Standard & Poor's 500 March 2005 Futures contracts open as of December 31, 2004. These contracts had a value of $22,150 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $2,489.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       --------
COMMON STOCKS -- 95.7%
            CANADA -- 4.5%
      80    Canadian National Railway Co. ....................  $  4,900
      56    Petro-Canada b....................................     2,877
      71    Research in Motion Ltd. a.........................     5,877
      37    SNC-Lavalin Group, Inc. ..........................     1,796
                                                                --------
                                                                  15,450
                                                                --------

            FINLAND -- 0.7%
     162    Nokia Corp., ADR..................................     2,542
                                                                --------

            FRANCE -- 14.8%
     675    Alcatel S.A. bg...................................    10,518
      38    Club Mediterranee S.A. bg.........................     1,804
     116    Decaux (J.C.) S.A. ag.............................     3,387
      68    Essilor International S.A. bg.....................     5,330
     165    France Telecom S.A. bg............................     5,435
      17    Galeries Lafayette S.A. bg........................     4,268
      27    Pernod-Ricard bg..................................     4,152
      22    Total S.A. bg.....................................     4,906
      35    Unibail Holding Co. bg............................     5,451
     187    Vivendi Universal S.A. g..........................     5,969
                                                                --------
                                                                  51,220
                                                                --------

            GERMANY -- 7.4%
      36    Adidas AG bg......................................     5,757
      57    Allianz AG bg.....................................     7,626
     338    Bayerische Vereinsbank AG g.......................     7,659
      62    Schering AG g.....................................     4,643
                                                                --------
                                                                  25,685
                                                                --------

            GREECE -- 2.0%
     203    EFG Eurobank Ergasias S.A. g......................     6,980
                                                                --------

            HONG KONG -- 3.4%
      88    CNOOC Ltd., ADR b.................................     4,742
   1,180    Esprit Holdings Ltd. g............................     7,129
                                                                --------
                                                                  11,871
                                                                --------

            INDONESIA -- 0.4%
      84    PT Telekomunikasi Indonesia ADR...................     1,757
                                                                --------

            IRELAND -- 4.6%
     588    Elan Corp., PLC, ADR bg...........................    16,026
                                                                --------

            ITALY -- 3.3%
     195    Autostrade S.p.A. g...............................     5,214
     585    Banca Intesa S.p.A. bg............................     2,810
     287    Saipem S.p.A. g...................................     3,440
                                                                --------
                                                                  11,464
                                                                --------

            JAPAN -- 13.9%
     481    Bank of Yokohama Ltd. (The) g.....................     3,031
       1    Japan Tobacco, Inc. g.............................     7,772
      21    Keyence Corp. g...................................     4,694
     631    Minebea Co., Ltd. bg..............................     2,755
      68    Mitsubishi Securities Co., Ltd. g.................       745
      --    Mitsubishi Tokyo Financial Group, Inc. gh.........     2,499
     494    Nikko Cordial Corp. g.............................     2,621
     154    Pioneer Corp. bg..................................     3,026

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       --------
            JAPAN -- (CONTINUED)
     262    Sekisui House g...................................  $  3,058
     160    Suzuki Motor Corp. g..............................     2,927
     167    Trend Micro, Inc. ag..............................     9,078
       1    UFJ Holdings, Inc. g..............................     5,775
                                                                --------
                                                                  47,981
                                                                --------

            LUXEMBOURG -- 1.6%
     178    SES Global cg.....................................     2,296
     239    SES Global g......................................     3,083
                                                                --------
                                                                   5,379
                                                                --------

            MEXICO -- 1.5%
      87    Grupo Televisa S.A., ADR..........................     5,276
                                                                --------

            NETHERLANDS -- 5.4%
      75    ASML Holding N.V., NY Shares a....................     1,198
     265    European Aeronautic Defense and
              Space Co. bg....................................     7,700
     444    Koninklijke Ahold N.V. ag.........................     3,440
     181    Koninklijke Numico N.V. g.........................     6,504
                                                                --------
                                                                  18,842
                                                                --------

            NORWAY -- 1.1%
     318    Tandberg ASA bg...................................     3,953
                                                                --------

            RUSSIA -- 0.5%
      45    OAO Gazprom ADR e.................................     1,598
                                                                --------

            SOUTH KOREA -- 2.1%
      85    Hyundai Motor Co., Ltd. abg.......................     4,538
     244    Kia Motors Corp. ag...............................     2,566
                                                                --------
                                                                   7,104
                                                                --------

            SPAIN -- 1.7%
     336    Banco Bilbao Vizcayz Argentaria S.A. bg...........     5,959
                                                                --------

            SWEDEN -- 2.5%
     172    Assa Abloy AB bg..................................     2,927
     177    Telefonaktiebolaget LM Ericsson ADR a.............     5,571
                                                                --------
                                                                   8,498
                                                                --------

            SWITZERLAND -- 2.6%
      15    Kuehne & Nagel g..................................     3,246
     191    Swatch Group AG g.................................     5,672
                                                                --------
                                                                   8,918
                                                                --------

            UNITED KINGDOM -- 20.2%
     324    BP PLC g..........................................     3,153
     941    Capita Group PLC g................................     6,589
      83    Carnival PLC g....................................     5,042
   2,290    Carphone Warehouse Group PLC g....................     7,537
   1,364    EMI Group PLC g...................................     6,933
     298    Great Universal Stores PLC g......................     5,355
     208    Imperial Tobacco Group PLC g......................     5,682
     397    Intercontinental Hotels...........................     4,932
     131    Man Group PLC g...................................     3,703
   1,334    Rolls-Royce Group PLC g...........................     6,307
  24,679    Rolls-Royce Group PLC, Class B....................        45

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
     426    Standard Chartered PLC g..........................  $  7,899
   2,447    Vodafone Group PLC g..............................     6,657
                                                                --------
                                                                  69,834
                                                                --------

            UNITED STATES OF AMERICA -- 1.5%
      71    Infosys Technologies Ltd., ADR b...................     4,942
                                                                --------

            Total common stocks
              (cost $284,293).................................  $331,279
                                                                --------
SHORT-TERM SECURITIES -- 28.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 23.2%
  80,306    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 80,306
                                                                --------

PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.9%
 $ 1,933    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $  1,933
   1,933    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................     1,933
   3,334    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................     3,334
     826    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       826
   8,747    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     8,747
                                                                --------
                                                                  16,773
                                                                --------

            Total short-term securities
              (cost $97,079)..................................  $ 97,079
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $381,372)m -- 123.8%................   428,358
            OTHER ASSETS, LESS LIABILITIES -- (23.8%).........   (82,472)
                                                                --------
            NET ASSETS -- 100.0%..............................  $345,886
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $2,296 or 0.7% of net assets.

  e  Securities contain some restriction as to public resale. At
     December 31, 2004, the market value of these securities amounted to $1,598 or 0.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $267,200, which represents 77.3% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $382,598 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $46,270
      Unrealized depreciation.........................     (510)
                                                        -------
      Net Unrealized appreciation.....................  $45,760
                                                        =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        4.1%
------------------------------------------------------------------
Apparel & Textile                                          3.7
------------------------------------------------------------------
Banks                                                      8.6
------------------------------------------------------------------
Business Services                                          1.9
------------------------------------------------------------------
Communications                                            16.0
------------------------------------------------------------------
Construction                                               2.9
------------------------------------------------------------------
Consumer Durables                                          0.8
------------------------------------------------------------------
Consumer Services                                          0.5
------------------------------------------------------------------
Drugs                                                      6.0
------------------------------------------------------------------
Electronics                                                1.2
------------------------------------------------------------------
Energy & Services                                          6.0
------------------------------------------------------------------
Financial Services                                         5.8
------------------------------------------------------------------
Food, Beverage & Tobacco                                   7.0
------------------------------------------------------------------
Hotels & Gaming                                            1.4
------------------------------------------------------------------
Insurance                                                  2.2
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                              23.2
------------------------------------------------------------------
Machinery                                                  1.4
------------------------------------------------------------------
Media & Entertainment                                      6.2
------------------------------------------------------------------
Real Estate                                                1.6
------------------------------------------------------------------
Repurchase Agreements                                      4.9
------------------------------------------------------------------
Retail                                                     7.0
------------------------------------------------------------------
Software & Services                                        4.1
------------------------------------------------------------------
Transportation                                             6.7
------------------------------------------------------------------
Machinery                                                  0.6
------------------------------------------------------------------
Other Assets and Liabilities                             (23.8)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
EURO                                             Buy              $   5           $    5          1/5/2005              $--
EURO                                             Buy                119              119          1/4/2005               --
EURO                                             Buy                384              384          1/3/2005               --
Japanese Yen                                     Buy                485              479          1/6/2005                6
Japanese Yen                                     Buy                966              961          1/4/2005                5
Japanese Yen                                     Buy              1,026            1,013          1/5/2005               13
                                                                                                                        ---
                                                                                                                        $24
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
COMMON STOCKS -- 98.3%
             AUSTRALIA -- 0.3%
       260   Publishing & Broadcasting Ltd.  g ................  $    3,578
                                                                 ----------
             AUSTRIA -- 0.7%
       195   Wienerberger AG  g ...............................       9,310
                                                                 ----------
             BELGIUM -- 1.7%
       339   Belgacom S.A.  cg ................................      14,641
       176   Belgacom S.A. abg ................................       7,607
                                                                 ----------
                                                                     22,248
                                                                 ----------
             CANADA -- 4.9%
       150   Canadian National Railway Co. ....................       9,209
       281   Encana Corp. .....................................      16,022
       271   Fairmont Hotels & Resorts, Inc. ..................       9,387
       116   Research in Motion Ltd. ab........................       9,585
       710   Talisman Energy, Inc. b...........................      19,162
                                                                 ----------
                                                                     63,365
                                                                 ----------
             DENMARK -- 1.0%
       249   Carlsberg bg .....................................      12,579
                                                                 ----------
             EGYPT -- 0.6%
       361   Orascom Telecom Holding S.A.E a...................       7,622
                                                                 ----------
             FRANCE -- 15.0%
       434   AXA  g ...........................................      10,720
       986   Alcatel S.A.  g ..................................      15,357
    13,677   Alstom b..........................................      10,411
       514   Credit Agricole S.A. bg ..........................      15,505
       234   Essilor International S.A.  g ....................      18,407
       720   France Telecom S.A.  g ...........................      23,780
       172   Groupe Danone  g .................................      15,870
       157   Peugeot S.A.  g ..................................       9,960
       117   Sanofi-Aventis  g ................................       9,362
       350   Societe Television Francaise 1  g ................      11,404
       137   Total S.A. b g ...................................      29,959
       758   Vivendi Universal S.A. bg ........................      24,233
                                                                 ----------
                                                                    194,968
                                                                 ----------
             GERMANY -- 8.1%
       140   BASF AG  g .......................................      10,117
       659   Bayerische Vereinsbank AG  g .....................      14,943
       218   DaimlerChrysler AG  g ............................      10,466
       974   Deutsche Lufthansa AG  g .........................      13,971
       895   Deutsche Telekom AG  g ...........................      20,238
       173   E.ON AG  g .......................................      15,744
       161   Muenchener Rueckversicherungs-Gesellschaft AG
                g .............................................      19,848
                                                                 ----------
                                                                    105,327
                                                                 ----------
             HONG KONG -- 4.0%
       222   Esprit Holdings Ltd.  cg .........................       1,339
     2,317   Esprit Holdings Ltd.  g ..........................      14,004
     1,453   Hutchison Whampoa Ltd.  g ........................      13,613
     3,064   Hysan Development Co.  g .........................       6,443
     1,643   Sun Hung Kai Properties  g .......................      16,444
                                                                 ----------
                                                                     51,843
                                                                 ----------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
             HUNGARY -- 0.7%
       138   Mol Magyar Olay-es  g ............................  $    9,670
                                                                 ----------
             INDONESIA -- 0.7%
       413   PT Telekomunikasi Indonesia ADR...................       8,677
                                                                 ----------
             IRELAND -- 1.9%
       678   Elan Corp., PLC, ADR ab...........................      18,486
       513   Ryanair Holdings PLC ag ..........................       3,659
        56   Ryanair Holdings PLC, ADR ab......................       2,274
                                                                 ----------
                                                                     24,419
                                                                 ----------
             ITALY -- 3.7%
     3,014   Capitalia S.p.A.  g ..............................      13,823
     1,102   Ente Nazional Idrocarburi S.p.A.  g ..............      27,615
       940   Geox S.p.A. a.....................................       7,309
                                                                 ----------
                                                                     48,747
                                                                 ----------
             JAPAN -- 14.1%
       342   Canon, Inc.  g ...................................      18,572
       808   Central Glass Co., Ltd. bg .......................       5,735
       520   Eisai Co., Ltd.  g ...............................      17,150
        60   Electric Power Development  c ....................       1,669
       275   Electric Power Development a......................       7,708
       126   Fast Retailing Co., Ltd.  g ......................       9,627
       256   Fuji Photo Film Co., Ltd.  g .....................       9,477
         3   Japan Tobacco, Inc.  g ...........................      29,924
         1   Mitsubishi Tokyo Financial Group, Inc.  g ........      10,211
       195   Nippon Electric Glass Co., Ltd.  g ...............       5,001
        85   Orix Corp.  g ....................................      11,688
       609   Sankyo Co., Ltd.  g ..............................      13,791
       262   Shin-Etsu Chemical Co., Ltd.  g ..................      10,756
       135   Takefuji Corp.  g ................................       9,111
         2   UFJ Holdings, Inc.  g ............................      11,145
       343   World Co., Ltd. ..................................      12,064
                                                                 ----------
                                                                    183,629
                                                                 ----------
             MALAYSIA -- 0.5%
     4,221   Province of Nova Scotia a.........................       5,998
                                                                 ----------
             NETHERLANDS -- 5.3%
       152   ASML Holding N.V., NY Sharesa.....................       2,425
       648   ASML Lithography Holding N.V. abg ................      10,362
       706   European Aeronautic Defense and Space Co. bg .....      20,492
       752   ING Group N.V.  g ................................      22,737
     1,728   Koninklijke Ahold N.V. ag ........................      13,392
                                                                 ----------
                                                                     69,408
                                                                 ----------
             PHILIPPINES -- 0.5%
       270   Philippine Long Distance Telephone Co. ag ........       6,630
                                                                 ----------
             SOUTH KOREA -- 1.7%
       858   Kia Motors Corp. ag ..............................       9,016
       114   SK Corp. ag ......................................       6,233
        62   Samsung SDI Co. Ltd.  g ..........................       6,737
                                                                 ----------
                                                                     21,986
                                                                 ----------
             SPAIN -- 1.0%
       754   Banco Bilbao Vizcayz Argentaria S.A.  g ..........      13,371
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
COMMON STOCKS -- (CONTINUED)
             SWEDEN -- 2.8%
     1,644   Nordea Bank AB  g ................................  $   16,576
       202   SFK AB............................................       9,015
     3,656   Telefonaktiebolaget LM Ericsson AB, B Shares
               bg .............................................      11,516
                                                                 ----------
                                                                     37,107
                                                                 ----------
             SWITZERLAND -- 5.0%
       562   Novartis AG  g ...................................      28,276
       423   Swatch Group AG  g ...............................      12,548
       297   UBS AG  g ........................................      24,899
                                                                 ----------
                                                                     65,723
                                                                 ----------
             TAIWAN -- 2.4%
     5,641   Quanta Computer, Inc.  g .........................      10,151
    13,431   Taiwan Semiconductor Manufacturing Co., Ltd.
                g .............................................      21,400
                                                                 ----------
                                                                     31,551
                                                                 ----------
             THAILAND -- 0.4%
     3,055   Kasikornbank PLC a g .............................       4,420
                                                                 ----------
             UNITED KINGDOM -- 17.3%
       624   AstraZeneca PLC  g ...............................      22,614
     1,097   Aviva PLC  g .....................................      13,193
     1,155   Billiton PLC  g ..................................      13,501
     1,363   Centrica PLC  g ..................................       6,173
     2,688   EMI Group PLC  g .................................      13,668
       860   Enterprise Inns PLC  g ...........................      13,087
     1,057   Imperial Tobacco Group PLC  g ....................      28,958
       464   Reckitt Benckiser PLC  g .........................      13,987
       325   Rio Tinto PLC  g .................................       9,582
     2,579   Rolls-Royce Group PLC  g .........................      12,192
    97,976   Rolls-Royce Group PLC, Class B....................         179
       949   Royal Bank of Scotland Group PLC  g ..............      31,868
    11,736   Vodafone Group PLC  g ............................      31,930
     1,316   WWP Group PLC  g .................................      14,428
                                                                 ----------
                                                                    225,360
                                                                 ----------
             UNITED STATES OF AMERICA -- 4.0%
       380   Cemex S.A. de C.V., ADR...........................      13,832
       276   Infosys Technologies Ltd.  g .....................      13,264
       163   Schlumberger Ltd. ................................      10,879
       218   Tyco International Ltd. ..........................       7,802
       288   UTStarcom, Inc. ab................................       6,377
                                                                 ----------
                                                                     52,154
                                                                 ----------
             Total common stocks
               (cost $1,089,407)...............................  $1,279,690
                                                                 ----------
SHORT-TERM SECURITIES -- 11.3%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 9.3%
   121,177   Boston Global Investment Trust....................     121,177
                                                                 ----------
PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
REPURCHASE AGREEMENTS -- 2.0%
$    3,051   ABN Amro Joint TriParty Repurchase Agreement (See
               Note 2(d))
               2.20% due 01/03/05..............................  $    3,051
     3,051   Deutsche Bank Securities Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.17% due 01/03/05..............................       3,051
     5,263   J.P Morgan Chase Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.28% due 01/03/05..............................       5,263
     1,303   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               1.60% due 01/03/05..............................       1,303
    13,805   UBS Securities Joint TriParty Repurchase Agreement
               (See Note 2(d))
               2.28% due 01/03/05..............................      13,805
                                                                 ----------
                                                                     26,473
                                                                 ----------
             Total short-term securities
               (cost $147,650).................................  $  147,650
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $1,237,058) m -- 109.6%.............   1,427,340
                                                                 ----------
             OTHER ASSETS, LESS LIABILITIES -- (9.6%)..........    (124,704)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $1,302,636
                                                                 ==========

    # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

    a  Non-income producing during the period.

    b  All or a portion of this security was on loan as of December 31, 2004
       (See Note 2(i)).

    c  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $17,649 or 1.4% of net assets.

    g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $1,083,598, which represents
       83.2% of the total net assets.

    m At December 31, 2004, the cost of securities for federal income tax purposes is $1,238,428 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $197,724
   Unrealized depreciation........................    (8,812)
                                                    --------
   Net Unrealized appreciation....................  $188,912
                                                    ========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        2.5%
------------------------------------------------------------------
Apparel & Textile                                          2.1
------------------------------------------------------------------
Banks                                                     11.2
------------------------------------------------------------------
Business Services                                          1.1
------------------------------------------------------------------
Chemicals                                                  1.6
------------------------------------------------------------------
Communications                                            11.9
------------------------------------------------------------------
Computers & Office Equipment                               2.2
------------------------------------------------------------------
Construction                                               1.5
------------------------------------------------------------------
Consumer Durables                                          1.9
------------------------------------------------------------------
Consumer Non-Durables                                      2.4
------------------------------------------------------------------
Drugs                                                      5.3
------------------------------------------------------------------
Electronics                                                2.3
------------------------------------------------------------------
Energy & Services                                          9.6
------------------------------------------------------------------
Financial Services                                         4.3
------------------------------------------------------------------
Food, Beverage & Tobacco                                   7.7
------------------------------------------------------------------
Hotels & Gaming                                            0.7
------------------------------------------------------------------
Insurance                                                  3.3
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               9.3
------------------------------------------------------------------
Machinery                                                  0.8
------------------------------------------------------------------
Media & Entertainment                                      6.2
------------------------------------------------------------------
Medical Instruments & Supplies                             3.1
------------------------------------------------------------------
Metals, Minerals & Mining                                  2.5
------------------------------------------------------------------
Real Estate                                                1.8
------------------------------------------------------------------
Repurchase Agreements                                      2.0
------------------------------------------------------------------
Retail                                                     5.4
------------------------------------------------------------------
Software & Services                                        1.0
------------------------------------------------------------------
Transportation                                             4.5
------------------------------------------------------------------
Utilities                                                  1.4
------------------------------------------------------------------
Other Assets and Liabilities                              (9.6)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         ------          --------         ---------         --------------
Australian Dollar                              Buy              $   183         $   181           1/5/2005              $  2
Australian Dollar                              Buy                  564             561           1/6/2005                 3
British Pound                                  Buy                   52              52           1/6/2005                --
British Pound                                  Buy                  258             259           1/5/2005                (1)
British Pound                                  Buy                  286             286           1/4/2005                --
British Pound                                  Sell               9,776           9,934          3/23/2005               158
EURO                                           Sell               2,142           2,140           1/3/2005                (2)
Japanese Yen                                   Buy                   22              22           1/5/2005                --
Japanese Yen                                   Buy                   57              56           1/6/2005                 1
Japanese Yen                                   Buy                   66              66           1/4/2005                --
Swiss Franc                                    Sell              10,371          10,317          3/23/2005               (54)
                                                                                                                        ----
                                                                                                                        $107
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.3%
            AUSTRALIA -- 2.6%
    182     AWB Ltd. bg ......................................  $    649
    868     Adsteam Marine Ltd.  g ...........................     1,085
    623     Commonwealth Property Office Fund.................       611
     43     Flight Centre Ltd. bg ............................       640
    648     Macquarie Office Trust bg ........................       656
                                                                --------
                                                                   3,641
                                                                --------
            BRAZIL -- 0.2%
     14     Brasil Telecom S.A., ADR b .......................       215
                                                                --------
            CHINA -- 1.5%
  1,906     Beijing Capital International Airport Co., Ltd.
               g .............................................       811
  4,152     China Oilfield Services Ltd.  g ..................     1,269
                                                                --------
                                                                   2,080
                                                                --------
            DENMARK -- 2.0%
     37     Carlsberg  g .....................................     1,847
     51     FLS Industries AS.................................       955
                                                                --------
                                                                   2,802
                                                                --------
            FINLAND -- 0.9%
     42     TietoEnator Oyj bg ...............................     1,317
                                                                --------
            FRANCE -- 10.8%
  4,834     Alstom b..........................................     3,679
     17     Atos Origin abg ..................................     1,155
     11     Bacou-Dalloz b....................................       895
     12     Dassault Systems S.A. bg .........................       626
     62     M6 Metropole Television bg .......................     1,749
    109     NRJ Group b.......................................     2,395
      3     Nexans S.A. bg ...................................       104
     49     Publicis Groupe bg ...............................     1,574
     35     Remy Cointreau S.A. bg ...........................     1,407
     45     Sodexho Alliance S.A. b...........................     1,356
                                                                --------
                                                                  14,940
                                                                --------
            GERMANY -- 5.2%
     40     Comdirect Bank AG  g .............................       389
     29     Deutsche Postbank AG  c ..........................     1,281
     68     Elmos Semiconductor AG  g ........................     1,090
      2     Funkwerk AG  g ...................................        97
     27     Heidelberger Druckmaschinen  g ...................       911
     43     Hochtief AG bg ...................................     1,416
     77     Kontron AG ag ....................................       710
     20     MLP AG  g ........................................       389
     15     Schwarz Pharma AG bg .............................       677
      9     United Internet AG  g ............................       252
                                                                --------
                                                                   7,212
                                                                --------
            GREECE -- 2.0%
    315     Aktor S.A. Technical Co. .........................     1,257
     62     Hellenic Petroleum S.A.  g .......................       669
     29     Titan Cement Co.  g ..............................       855
                                                                --------
                                                                   2,781
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            HONG KONG -- 0.8%
    105     China Power International  c .....................  $     39
    554     China Power International a ......................       205
  3,088     Far East Pharmaceutical Technology Co., Ltd.
              abgh ...........................................        --
  2,190     i-Cable Communications Ltd. ......................       817
                                                                --------
                                                                   1,061
                                                                --------
            ITALY -- 7.6%
    449     AEM S.p.A. bg ....................................     1,027
    149     Brembo S.p.A. bg .................................     1,127
    116     Caltagirone Editore S.p.A. bg ....................     1,128
     63     Permasteelisa S.p.A.  g ..........................     1,076
    966     Pirelli & Co., S.p.A. bg .........................     1,299
     28     Recordati S.p.A. bg ..............................       685
     58     Saipem S.p.A.  g .................................       694
    546     Sorin S.p.A. abg .................................     1,728
     38     Tod's S.p.A.  g ..................................     1,785
                                                                --------
                                                                  10,549
                                                                --------
            JAPAN -- 24.3%
    380     77 Bank Ltd. (The)  g ............................     2,689
      9     Aichi Bank Ltd. (The).............................       716
     14     Asatsu-DK, Inc. bg ...............................       404
    121     Bank of Nagoya Ltd. (The)  g .....................       700
     35     Disco Corp. bg ...................................     1,593
     --     eAccess Ltd. agh .................................       393
    336     Ebara Corp. bg ...................................     1,555
     16     Eneserve Corp. bg ................................       585
     24     Fujimi, Inc.  g ..................................       630
     53     Futaba Corp.  g ..................................     1,381
     14     Hogy Medical Co., Ltd. bg ........................       669
     90     Hosiden Corp.  g .................................     1,000
     25     Japan Petroleum Exploration Co.  g ...............       998
     61     Kobayashi Pharmaceutical Co., Ltd.................     1,646
     45     Komori Corp.  g ..................................       656
     14     Kose Corp. bg ....................................       625
     21     Milbon Co., Ltd. .................................       584
    119     Mochida Pharmaceutical Co., Ltd.  g ..............       750
    105     Mori Seiki Co., Ltd. bg ..........................       956
    125     Nikon Corp. bg ...................................     1,550
     90     Nippon Shinyaku Co., Ltd.  g .....................       738
     19     OBIC Business Consultants Ltd.  g ................       983
      8     OBIC Co., Ltd.  g ................................     1,569
     54     Pioneer Corp. bg .................................     1,061
    179     Shiga Bank Ltd. (The)  g .........................     1,041
     55     Suruga Bank Ltd. (The)  g ........................       440
     50     THK Co., Ltd. bg .................................       998
     42     Taiyo Ink Manufacturing Co., Ltd.  g .............     1,540
    128     Tanabe Seiyaku Co., Ltd.  g ......................     1,322
     78     Tokyo Ohka Kogyo Co., Ltd.  g ....................     1,563
     81     Toppan Forms Co., Ltd.  g ........................       990
     24     Towa Pharmaceutical Co., Ltd. ....................       538
     25     Union Tool Co.  g ................................       880
                                                                --------
                                                                  33,743
                                                                --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            MEXICO -- 0.6%
    241     Kimberly-Clark de Mexico S.A. de C.V., Class A....  $    833
                                                                --------
            NETHERLANDS -- 5.9%
     25     ASM International N.V. abg .......................       412
    459     Equant N.V. ag ...................................     2,383
     --     Exact Holdings, NV gh ............................        13
     38     Unit 4 Agresso N.V. ag ...........................       583
     85     VNU N.V. bg ......................................     2,502
    116     Wolters Kluwer N.V. g ............................     2,325
                                                                --------
                                                                   8,218
                                                                --------
            NEW ZEALAND -- 2.0%
    379     Air New Zealand Ltd. ag ..........................       450
    848     Carter Holt Harvey Ltd. g ........................     1,270
    410     Warehouse Group Ltd. g ...........................     1,076
                                                                --------
                                                                   2,796
                                                                --------
            SINGAPORE -- 0.9%
    578     Datacraft Asia Ltd. ag ...........................      625
    525     Mobileone Ltd. ...................................      586
                                                                --------
                                                                   1,211
                                                                --------
            SOUTH KOREA -- 2.7%
    303     Daewoo Securities Co., Ltd. abg ..................     1,564
    200     Industrial Bank of Korea abg .....................     1,399
     29     LG Household & Heath Care Ltd. ag ................       762
                                                                --------
                                                                   3,725
                                                                --------
            SPAIN -- 1.1%
     77     Prosegur, Compania de Seguridad S.A. g ...........     1,507
                                                                --------
            SWEDEN -- 2.2%
     70     Eniro AB bg ......................................       715
     37     Munters AB........................................     1,099
    235     Teleca AB g ......................................     1,291
                                                                --------
                                                                   3,105
                                                                --------
            SWITZERLAND -- 3.6%
     15     BB Biotech AG g ..................................       919
     37     Baloise Holding Ltd. g ...........................     1,709
      5     Julius Baer Holding Ltd. bg ......................     1,631
      4     Verwalt & Privat-Bank AG g .......................       691
                                                                --------
                                                                   4,950
                                                                --------
            UNITED KINGDOM -- 21.4%
    486     Aggeko PLC........................................     1,568
    253     Amvescap PLC g ...................................     1,563
    162     Benfield Group Ltd. g ............................       915
     78     Cambridge Antibody Technology Group PLC ag .......     1,089
     89     Capital Radio PLC.................................       748
    234     De La Rue PLC g ..................................     1,557
  1,474     Dimension Data Holdings PLC ag ...................     1,073
    311     Easy Jet PLC ab...................................     1,121
     97     Expro International Group PLC g ..................       666

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     45     Firstgroup PLC g .................................  $    303
    123     GWR Group PLC g ..................................       603
    554     Group 4 Securicor PLC a...........................     1,488
    216     Hiscox PLC g .....................................       690
    266     Jardine Lloyd Thompson Group PLC..................     1,900
    338     Logica PLC g .....................................     1,248
     --     London Stock Exchange  h .........................        --
    499     Misys PLC g ......................................     2,006
    644     PHS Group PLC g ..................................     1,012
    317     Premier Farnell...................................     1,040
    731     Rentokil Initial PLC g ...........................     2,067
    243     Sage Group PLC g .................................       943
    221     Scottish & Newcastle PLC g .......................     1,844
     65     Shire Pharmaceuticals Group PLC g ................       682
    106     Smiths Group PLC g ...............................     1,673
     96     Surfcontrol PLC ag ...............................     1,011
    156     Yule Catto & Co., PLC g ..........................       849
                                                                --------
                                                                  29,659
                                                                --------
            Total common stocks (cost $124,444)...............  $136,345
                                                                --------
SHORT-TERM SECURITIES -- 24.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 20.6%
 28,598     State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 28,598
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.1%
 $  653     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    653
    653     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       653
  1,126     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................     1,126
    279     UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       279
  2,954     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................     2,954
                                                                --------
                                                                   5,665
                                                                --------
            Total short-term securities
              (cost $34,263)..................................  $ 34,263
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $158,707) m -- 123.0%...............   170,608
            OTHER ASSETS, LESS LIABILITIES -- (23.0%).........   (31,846)
                                                                --------
            NET ASSETS -- 100.0%..............................  $138,762
                                                                ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a    Non-income producing during the period.

  b    All or a portion of this security was on loan as of December 31, 2004
       (See Note 2 (i)).

  c    Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $1,320 or 1.0% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $108,133, which represents 77.9% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $159,517 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $13,818
   Unrealized depreciation.........................   (2,727)
                                                     -------
   Net Unrealized appreciation.....................  $11,091
                                                     =======

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        1.2%
------------------------------------------------------------------
Agriculture & Fishing                                      0.5
------------------------------------------------------------------
Apparel & Textile                                          0.6
------------------------------------------------------------------
Banks                                                      7.2
------------------------------------------------------------------
Business Services                                          7.3
------------------------------------------------------------------
Chemicals                                                  4.2
------------------------------------------------------------------
Communications                                             3.1
------------------------------------------------------------------
Computers & Office Equipment                               1.4
------------------------------------------------------------------
Construction                                               5.1
------------------------------------------------------------------
Consumer Non-Durables                                      2.1
------------------------------------------------------------------
Consumer Services                                          0.8
------------------------------------------------------------------
Drugs                                                      4.5
------------------------------------------------------------------
Electrical Equipment                                       0.8
------------------------------------------------------------------
Electronics                                                5.7
------------------------------------------------------------------
Energy & Services                                          5.8
------------------------------------------------------------------
Financial Services                                         2.8
------------------------------------------------------------------
Food, Beverage & Tobacco                                   4.7
------------------------------------------------------------------
Forest & Paper Products                                    3.2
------------------------------------------------------------------
Health Services                                            0.8
------------------------------------------------------------------
Insurance                                                  4.4
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                              20.6
------------------------------------------------------------------
Machinery                                                  6.8
------------------------------------------------------------------
Media & Entertainment                                      4.9
------------------------------------------------------------------
Medical Instruments & Supplies                             2.3
------------------------------------------------------------------
Metals, Minerals & Mining                                  0.6
------------------------------------------------------------------
Real Estate                                                0.9
------------------------------------------------------------------
Repurchase Agreements                                      4.1
------------------------------------------------------------------
Retail                                                     1.3
------------------------------------------------------------------
Software & Services                                        9.9
------------------------------------------------------------------
Transportation                                             5.2
------------------------------------------------------------------
Utilities                                                  0.2
------------------------------------------------------------------
Other Assets and Liabilities                            (23.0)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------          --------          --------------
Australian Dollar                             Buy              $ 1,557         $ 1,327           3/31/2005             $ 230
Australian Dollar                             Sell               1,557           1,466           3/31/2005               (91)
British Pound                                 Buy                  335             335            1/4/2005                --
British Pound                                 Sell               7,853           7,870          11/30/2005                17
British Pound                                 Sell               6,745           6,474           6/30/2005              (271)
British Pound                                 Sell               2,972           2,967          11/30/2005                (5)
British Pound                                 Sell               1,485           1,394           3/31/2005               (91)
British Pound                                 Sell                  40              40            1/5/2005                --
British Pound                                 Sell                   6               6            1/6/2005                --
EURO                                          Buy                    7               7            1/5/2005                --
EURO                                          Buy                  137             136            1/4/2005                 1
EURO                                          Buy                  163             164            1/4/2005                (1)
EURO                                          Buy                  998             997            1/3/2005                 1
EURO                                          Sell              11,288          11,034          11/30/2005              (254)
EURO                                          Sell               3,660           3,434           9/30/2005              (226)
EURO                                          Sell               2,686           2,626          11/30/2005               (60)
EURO                                          Sell               2,051           2,005          11/30/2005               (46)
Hong Kong Dollar                              Sell                  47              47            1/3/2005                --
Hong Kong Dollar                              Sell                  39              39            1/4/2005                --
Hong Kong Dollar                              Sell                  28              28            1/4/2005                --
Japanese Yen                                  Buy                   25              25            1/4/2005                --
Japanese Yen                                  Buy                   43              43            1/5/2005                --
Japanese Yen                                  Buy                1,299           1,285            1/6/2005                14
Mexican Peso                                  Sell                  76              76            1/3/2005                --
Mexican Peso                                  Sell                  11              11            1/4/2005                --
New Zealand Dollar                            Sell               2,483           2,416          10/31/2005               (67)
New Zealand Dollar                            Sell               2,468           2,425          10/31/2005               (43)
                                                                                                                       -----
                                                                                                                       $(892)
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.3%
            AEROSPACE & DEFENSE -- 0.7%
   3,728    Rolls-Royce Group PLC  g .........................  $   17,620
                                                                ----------
            APPAREL & TEXTILE -- 1.9%
     187    Coach, Inc. ab....................................      10,530
     199    Liz Claiborne, Inc. ..............................       8,391
     287    Mohawk Industries, Inc. a.........................      26,161
                                                                ----------
                                                                    45,082
                                                                ----------
            BANKS -- 9.5%
     416    Bank of Hawaii Corp...............................      21,098
     416    City National Corp. ..............................      29,369
   1,316    Countrywide Financial Corp. b.....................      48,716
     453    Golden West Financial Corp. ......................      27,823
   1,011    Hibernia Corp., Class A...........................      29,823
      --    North Fork Bancorp, Inc.  h ......................          --
   2,023    Providian Financial Corp. a.......................      33,312
     356    State Street Corp.................................      17,482
     349    UnionBanCal Corp. ................................      22,535
                                                                ----------
                                                                   230,158
                                                                ----------
            BUSINESS SERVICES -- 4.3%
   1,148    Equifax, Inc. ....................................      32,250
     479    Lamar Advertising Co., Class A ab.................      20,500
     415    Manpower, Inc. ...................................      20,032
     862    Monster Worldwide, Inc. a.........................      29,011
      93    Robert Half International, Inc. ..................       2,743
                                                                ----------
                                                                   104,536
                                                                ----------
            CHEMICALS -- 1.9%
     725    Rohm & Haas Co. ..................................      32,061
     198    Scotts Co. (The), Class A a.......................      14,520
                                                                ----------
                                                                    46,581
                                                                ----------
            COMMUNICATIONS -- 6.2%
   1,768    American Tower Corp., Class A ab..................      32,526
   2,257    Citizens Communications Co. ......................      31,124
     858    Network Appliance, Inc. a.........................      28,493
     176    Polycom, Inc. a...................................       4,095
     121    Research in Motion Ltd. a.........................       9,940
   1,094    Rockwell Collins, Inc. ...........................      43,136
                                                                ----------
                                                                   149,314
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.1%
     493    CDW Corp. ........................................      32,724
     701    SanDisk Corp. a...................................      17,499
                                                                ----------
                                                                    50,223
                                                                ----------
            CONSTRUCTION -- 3.8%
     255    Centex Corp. b....................................      15,169
     858    Horton (D.R.), Inc. ..............................      34,578
     259    Lennar Corp. b....................................      14,668
   3,347    Rinker Group Ltd.  g .............................      27,968
                                                                ----------
                                                                    92,383
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            CONSUMER DURABLES -- 3.1%
     656    BorgWarner, Inc. b................................  $   35,536
     279    Cemex S.A. de C.V., ADR...........................      10,176
     449    Johnson Controls, Inc. ...........................      28,472
                                                                ----------
                                                                    74,184
                                                                ----------
            CONSUMER NON-DURABLES -- 1.4%
     335    McKesson Corp. ...................................      10,543
     531    Medco Health Solutions, Inc. a....................      22,090
                                                                ----------
                                                                    32,633
                                                                ----------
            DRUGS -- 4.4%
   1,175    Biovail Corp. a...................................      19,416
     324    Cephalon, Inc. ab.................................      16,469
     918    Elan Corp., PLC, ADR ab...........................      25,016
   2,160    Millennium Pharmaceuticals, Inc. a................      26,179
     617    Watson Pharmaceuticals, Inc. ab...................      20,229
                                                                ----------
                                                                   107,309
                                                                ----------
            EDUCATION -- 2.5%
     278    Apollo Group, Inc. a..............................      22,437
   1,115    Education Management Corp. a......................      36,796
                                                                ----------
                                                                    59,233
                                                                ----------
            ELECTRONICS -- 1.4%
     526    Analog Devices, Inc. .............................      19,405
     331    International Rectifier Corp. ab..................      14,762
                                                                ----------
                                                                    34,167
                                                                ----------
            ENERGY & SERVICES -- 8.6%
   1,463    Chesapeake Energy Corp. ..........................      24,131
     535    EOG Resources, Inc. ..............................      38,164
     569    GlobalSantaFe Corp. ..............................      18,833
     435    Nabors Industries Ltd. a..........................      22,335
     237    Noble Corp. a.....................................      11,803
     770    Premcor, Inc. ....................................      32,454
     553    Valero Energy Corp. ..............................      25,097
   1,015    XTO Energy, Inc. .................................      35,903
                                                                ----------
                                                                   208,720
                                                                ----------
            FINANCIAL SERVICES -- 3.2%
     284    Blackrock, Inc. ..................................      21,950
     546    Legg Mason, Inc. b................................      40,032
     226    Takefuji Corp.  g ................................      15,271
                                                                ----------
                                                                    77,253
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.1%
     580    Constellation Brands, Inc. a......................      26,980
                                                                ----------
            FOREST & PAPER PRODUCTS -- 1.7%
     887    Pactiv Corp. a....................................      22,442
   1,003    Smurfit-Stone Container Corp. ab..................      18,742
                                                                ----------
                                                                    41,184
                                                                ----------
            HEALTH SERVICES -- 1.0%
     601    Edwards Lifesciences Corp. a......................      24,789
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            HOTELS & GAMING -- 1.8%
     355    MGM Mirage, Inc. ab...............................  $   25,852
     272    Wynn Resorts Ltd. ab..............................      18,222
                                                                ----------
                                                                    44,074
                                                                ----------
            INSURANCE -- 6.2%
     236    Ambac Financial Group, Inc. ......................      19,352
     201    Brown & Brown, Inc. ..............................       8,749
     108    Everest Re Group Ltd. ............................       9,681
     350    Fidelity National Financial, Inc. ................      15,981
     651    Gallagher (Arthur J.) & Co. ......................      21,171
     451    IPC Holdings Ltd. ................................      19,642
     679    Marsh & McLennan Cos., Inc. ......................      22,323
      51    White Mountains Insurance Group Ltd. .............      32,623
                                                                ----------
                                                                   149,522
                                                                ----------
            MACHINERY -- 2.9%
     460    Eaton Corp. ......................................      33,307
     497    Parker-Hannifin Corp. b...........................      37,680
                                                                ----------
                                                                    70,987
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.2%
     840    EchoStar Communications Corp., Class A............      27,932
     488    Harrah's Entertainment, Inc. b....................      32,665
     332    Scripps (E.W.) Co. (The), Class A b...............      16,016
                                                                ----------
                                                                    76,613
                                                                ----------
            METALS, MINERALS & MINING -- 2.9%
     308    Cameco Corp. a....................................      32,276
     588    Precision Castparts Corp. ........................      38,626
                                                                ----------
                                                                    70,902
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 1.8%
   1,297    Host Marriott Corp. ..............................      22,447
     445    iStar Financial, Inc. ............................      20,136
                                                                ----------
                                                                    42,583
                                                                ----------
            RETAIL -- 4.4%
     606    Abercrombie & Fitch Co. ..........................      28,461
     274    Fastenal Co. .....................................      16,874
   1,247    Michaels Stores, Inc. ............................      37,379
     578    PETsMART, Inc. b..................................      20,522
     135    Ross Stores, Inc. ................................       3,889
                                                                ----------
                                                                   107,125
                                                                ----------
            SOFTWARE & SERVICES -- 9.9%
     403    Alliance Data Systems Corp. a.....................      19,125
   1,434    Amdocs Ltd., ADR a................................      37,645
   1,762    BISYS Group, Inc. (The) a.........................      28,983
     582    CheckFree Corp. ab................................      22,178
     591    Electronic Arts, Inc. ab..........................      36,478
     810    GTECH Holdings Corp. b............................      21,009
     190    NCR Corp. a.......................................      13,154
     525    Pixar, Inc. ab....................................      44,954
     439    VeriSign, Inc. ab.................................      14,699
                                                                ----------
                                                                   238,225
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            TRANSPORTATION -- 4.6%
     231    Ace Aviation Holdings a...........................  $    6,842
     107    Genuine Parts Co. ................................       4,706
     606    Lear Corp. b......................................      36,984
     240    Oshkosh Truck Corp. ..............................      16,439
     472    PACCAR, Inc. .....................................      37,999
     106    Polaris Industries, Inc. b........................       7,203
                                                                ----------
                                                                   110,173
                                                                ----------
            UTILITIES -- 2.8%
     662    Cinergy Corp. ....................................      27,555
     639    Energy East Corp. (The)...........................      17,035
     624    Wisconsin Energy Corp. ...........................      21,025
                                                                ----------
                                                                    65,615
                                                                ----------
            Total common stocks
              (cost $1,836,948)...............................  $2,398,168
                                                                ----------
SHORT-TERM SECURITIES -- 8.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.1%
  98,826    BNY Institutional Cash Reserves Fund..............  $   98,826
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.8%
$  5,134    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    5,134
   5,134    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       5,134
   8,856    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       8,856
   2,193    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       2,193
  23,230    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      23,230
                                                                ----------
                                                                    44,547
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.5%
  60,665    Greenwich Capital Joint TriParty Repurchase
              Agreement
              2.25% due 01/03/05..............................      60,665
                                                                ----------
            Total short-term securities
              (cost $204,038).................................  $  204,038
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,040,985) m -- 107.7%.............   2,602,206
            OTHER ASSETS, LESS LIABILITIES -- (7.7%)..........    (186,830)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,415,376
                                                                ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Market value of investments in foreign securities represents 7.9% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $60,859, which represents 2.5% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $2,047,607 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $572,520
   Unrealized depreciation........................   (17,921)
                                                    --------
   Net Unrealized appreciation....................  $554,599
                                                    ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Australian Dollar                               Sell              $387            $385            1/6/2005              $(2)
Australian Dollar                               Sell               289             285            1/4/2005               (4)
Australian Dollar                               Sell               286             283            1/5/2005               (3)
Canadian Dollars                                Buy                 86              86            1/5/2005               --
Canadian Dollars                                Buy                520             513            1/4/2005                7
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 100.4%
            APPAREL & TEXTILE -- 0.8%
    169     V. F. Corp. ......................................  $    9,337
                                                                ----------
            BANKS -- 7.7%
    628     CIT Group, Inc. ..................................      28,766
    102     City National Corp. ..............................       7,213
     35     Comerica, Inc. ...................................       2,142
    584     Hibernia Corp., Class A...........................      17,234
    242     IndyMac Bancorp, Inc. ............................       8,320
    356     UnionBanCal Corp. ................................      22,974
    131     Webster Financial Corp. ..........................       6,634
                                                                ----------
                                                                    93,283
                                                                ----------
            BUSINESS SERVICES -- 5.3%
  1,336     BearingPoint, Inc. ab.............................      10,728
    472     Rent-A-Center, Inc. ab............................      12,497
    489     United Rentals, Inc. ab...........................       9,250
  3,254     UnitedGlobalCom, Inc., Class A ab.................      31,438
                                                                ----------
                                                                    63,913
                                                                ----------
            CHEMICALS -- 0.5%
    357     Mosaic Co. (The) a................................       5,818
                                                                ----------
            COMMUNICATIONS -- 0.8%
    370     Citizens Communications Co. ......................       5,106
    122     Scientific-Atlanta, Inc. .........................       4,017
                                                                ----------
                                                                     9,123
                                                                ----------
            CONSTRUCTION -- 1.2%
  1,785     Rinker Group Ltd.  g .............................      14,911
                                                                ----------
            CONSUMER DURABLES -- 2.6%
    885     Arrow Electronics, Inc. a.........................      21,503
    186     BorgWarner, Inc. .................................      10,070
                                                                ----------
                                                                    31,573
                                                                ----------
            CONSUMER NON-DURABLES -- 4.4%
    883     Endo Pharmaceuticals Holdings, Inc. ab............      18,567
    338     United Stationers, Inc. ab........................      15,597
    569     Yankee Candle Co., Inc. (The) ab..................      18,873
                                                                ----------
                                                                    53,037
                                                                ----------
            DRUGS -- 3.1%
    404     Barr Pharmaceuticals, Inc. a......................      18,403
    980     Biovail Corp. ab..................................      16,206
    150     Impax Laboratories, Inc. ab.......................       2,380
                                                                ----------
                                                                    36,989
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.8%
    317     Tektronix, Inc. ..................................       9,577
    728     Teradyne, Inc. ab.................................      12,427
                                                                ----------
                                                                    22,004
                                                                ----------
            ELECTRONICS -- 10.0%
  1,144     Cinram International, Inc. .......................      21,130
  1,770     Fairchild Semiconductor International Inc., Class
              A ab............................................      28,777
    358     Freescale Semiconductor, Inc. ab..................       6,385

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
  1,725     GrafTech International Ltd. a.....................  $   16,319
    227     QLogic Corp. a....................................       8,327
    494     Varian Semiconductor Equipment Associates, Inc.
              ab..............................................      18,204
  1,443     Vishay Intertechnology, Inc. ab...................      21,671
                                                                ----------
                                                                   120,813
                                                                ----------
            ENERGY & SERVICES -- 5.6%
    216     EOG Resources, Inc. ..............................      15,399
    428     IHC Caland N.V.  # ...............................      27,121
    444     Talisman Energy, Inc. ............................      11,970
    383     XTO Energy, Inc. b................................      13,534
                                                                ----------
                                                                    68,024
                                                                ----------
            EXCHANGE TRADED FUNDS -- 1.6%
    157     Midcap SPDR Trust Series 1........................      18,993
                                                                ----------
            FINANCIAL SERVICES -- 1.9%
    174     Affiliated Managers Group, Inc. ab................      11,760
    770     Apollo Investment Corp. ..........................      11,630
                                                                ----------
                                                                    23,390
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.7%
    499     Bunge Ltd. b......................................      28,467
    542     Smithfield Foods, Inc. a..........................      16,023
                                                                ----------
                                                                    44,490
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.5%
  1,080     Pactiv Corp. ab...................................      27,323
    561     Sappi Ltd., ADR...................................       8,135
  1,008     Smurfit-Stone Container Corp. a...................      18,837
                                                                ----------
                                                                    54,295
                                                                ----------
            HEALTH SERVICES -- 1.1%
    253     Coventry Health Care, Inc. a......................      13,408
                                                                ----------
            INSURANCE -- 10.5%
    410     Ambac Financial Group, Inc. ......................      33,690
     99     Everest Re Group Ltd. ............................       8,866
    188     Health Net, Inc. ab...............................       5,420
    207     Platinum Underwriters Holdings Ltd. b.............       6,428
    345     Radian Group, Inc. ...............................      18,357
    677     Reinsurance Group of America, Inc. b..............      32,791
    347     RenaissanceRe Holdings Ltd. b.....................      18,056
    140     UnumProvident Corp. ..............................       2,517
                                                                ----------
                                                                   126,125
                                                                ----------
            MACHINERY -- 4.3%
    161     FMC Technologies, Inc. a..........................       5,178
    901     Lam Research Corp. a..............................      26,062
    546     Pall Corp. .......................................      15,795
    136     York International Corp. b........................       4,680
                                                                ----------
                                                                    51,715
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.6%
  1,158     Bally Total Fitness Holding Corp. ab..............       4,911
    421     Donnelly (R.R.) & Sons Co. .......................      14,854
                                                                ----------
                                                                    19,765
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 100.4% -- (CONTINUED)
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.2%
    248     Dentsply International, Inc. .....................  $   13,960
                                                                ----------
            METALS, MINERALS & MINING -- 3.2%
    559     Engelhard Corp. ..................................      17,129
     76     Grupo IMSA S.A., ADR b............................       2,025
    305     Inco Ltd. ab......................................      11,233
    194     International Steel Group, Inc. ab................       7,848
                                                                ----------
                                                                    38,235
                                                                ----------
            REAL ESTATE -- 1.0%
    375     CB Richard Ellis Group, Inc. a....................      12,588
                                                                ----------
            RETAIL -- 7.8%
    563     CBRL Group, Inc. b................................      23,578
  1,121     Foot Locker, Inc. b...............................      30,194
    875     Office Depot, Inc. a..............................      15,197
    525     Ross Stores, Inc. b...............................      15,165
    378     Ruby Tuesday, Inc. b..............................       9,856
                                                                ----------
                                                                    93,990
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 3.2%
    389     Compagnie Generale des Etablissements Michelin,
              Class B  g .....................................      24,989
    629     Cooper Tire & Rubber Co. .........................      13,548
                                                                ----------
                                                                    38,537
                                                                ----------
            TRANSPORTATION -- 5.7%
    141     American Axle & Manufacturing Holdings, Inc. .....       4,311
    264     CNF, Inc. ........................................      13,201
    141     CSX Corp. ........................................       5,655
    100     Continental Airlines, Inc., Class B ab............       1,347
    148     ExpressJet Holdings, Inc. ab......................       1,910
    250     Goodrich Corp. ...................................       8,157
    197     TRW Automotive Holdings Corp. a...................       4,074
    368     USF Corp. b.......................................      13,984
    343     United Defense Industries, Inc. a.................      16,202
                                                                ----------
                                                                    68,841
                                                                ----------
            UTILITIES -- 5.3%
    279     Edison International..............................       8,936
    520     PPL Corp. ........................................      27,695
    199     Republic Services, Inc. ..........................       6,661
    235     UGI Corp. ........................................       9,606
    322     Wisconsin Energy Corp. ...........................      10,841
                                                                    63,739
                                                                ----------
            Total common stocks
              (cost $994,052).................................  $1,210,896
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
SHORT-TERM SECURITIES -- 17.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 13.4%
162,191     State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  162,191
                                                                ----------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENTS -- 3.6%
 $4,928     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    4,928
  4,928     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       4,928
  8,501     J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       8,501
  2,105     UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       2,105
 22,301     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      22,301
                                                                ----------
                                                                    42,763
                                                                ----------
            Total short-term securities (cost $204,954).......  $  204,954
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,199,006) m -- 117.4%.........................   1,415,850
            OTHER ASSETS, LESS LIABILITIES -- (17.4%).........    (209,710)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,206,140
                                                                ==========

Note: Market value of investments in foreign securities represents 11.4% of total net assets as of December 31, 2004.
    # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
    a  Non-income producing during the period.
    b  All or a portion of this security was on loan as of December 31, 2004
       (See Notre 2(i)).
    g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $67,021, which represents 5.6% of the total net assets.
    m At December 31, 2004, the cost of securities for federal income tax purposes is $1,200,930 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $239,678
   Unrealized depreciation........................   (24,758)
                                                    --------
   Net Unrealized appreciation....................  $214,920
                                                    ========

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP VALUE HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Australian Dollar                           Sell              $37             $37               1/6/2005                $--
Australian Dollar                           Sell               28              27               1/4/2005                 (1)
Australian Dollar                           Sell               27              27               1/5/2005                 --
Canadian Dollars                             Buy               13              13               1/6/2005                 --
Canadian Dollars                             Buy               47              47               1/5/2005                 --
Canadian Dollars                             Buy               64              63               1/4/2005                  1
EURO                                         Buy               32              32               1/3/2005                 --
EURO                                         Buy               32              32               1/4/2005                 --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 51.0%
 $28,000    Alliance & Leicester
              2.075% due 02/14/05.............................  $   27,929
  30,000    American General Finance Corp.
              2.44% due 04/04/05  c ..........................      29,811
  13,000    American General Finance Corp.
              2.849% due 03/24/05  c .........................      13,009
  21,500    Amsterdam Funding Corp.
              2.21% due 01/26/05..............................      21,467
  50,000    Bradford & Bingley PLC
              2.025% due 01/07/05  c .........................      50,000
   8,500    Britnnia Building Society
              2.40% due 03/07/05..............................       8,463
  14,500    Britnnia Building Society
              2.40% due 03/08/05..............................      14,436
  21,500    Britnnia Building Society
              2.50% due 03/24/05..............................      21,378
  21,500    Cafco LLC
              2.23% due 01/21/05..............................      21,473
  43,000    Greenwich Capital
              2.13% due 02/03/05..............................      42,916
  21,500    HBOS Treasury Services PLC
              1.00% due 03/07/05..............................      21,408
  21,500    HBOS Treasury Services PLC
              2.45% due 03/21/05..............................      21,384
  43,000    Household Finance
              2.22% due 02/02/05..............................      42,915
  34,000    KFW International
              2.48% due 05/04/05  c ..........................      33,712
  42,700    Morgan Stanley Group
              2.35% due 01/24/05..............................      42,708
  43,000    Nordea North America, Inc.
              2.255% due 02/17/05.............................      42,873
  19,382    Old Line Funding Corp.
              2.35% due 01/13/05..............................      19,367
  42,800    Providence of Quebec
              1.35% due 01/11/05..............................      42,784
  43,000    Sheffield Receivables
              2.367% due 01/25/05  c .........................      43,000
  21,500    Spintab
              2.21% due 01/12/05..............................      21,485
  21,500    Spintab
              2.39% due 03/09/05..............................      21,404
  21,500    Stadshypotek Delaware
              2.30% due 02/04/05..............................      21,453
  10,000    State Street Corp.
              2.18% due 01/03/05..............................       9,999
  21,000    Triple A One Funding
              2.34% due 01/26/05..............................      20,966
  48,641    UBS Finance
              2.23% due 01/03/05..............................      48,635
  34,000    Westpac Capital Corp.
              2.36% due 03/22/05..............................      33,822
   9,000    Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,943
  20,585    Yorktown Capital LLC
              2.34% due 01/28/05..............................      20,549
  21,500    Yorktown Capital LLC
              2.35% due 01/18/05..............................      21,476
                                                                ----------
                                                                   789,765
                                                                ----------
            Total commercial paper
              (cost $789,765).................................  $  789,765
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- 49.3%
 $43,000    Bank of America Corp.
              2.631% due 08/26/05.............................  $   43,084
  42,800    Bear Stearns Co., Inc.
              2.66% due 06/20/05..............................      42,837
  43,000    Caterpillar, Inc.
              2.55% due 06/01/05..............................      43,031
  43,000    Citigroup Global Markets
              2.16% due 07/25/05..............................      43,026
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  43,000    General Electric Co.
              2.15% due 10/24/05..............................      43,031
  43,000    Goldman Sachs Group, Inc.
              2.10% due 07/29/05  c ..........................      43,000
  43,000    Honda Motor Corp.
              2.14% due 08/04/05..............................      43,000
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,518
  21,120    Lehman Brothers Holdings, Inc.
              2.38% due 05/16/05..............................      21,120
  20,600    Merrill Lynch & Co., Inc.
              2.21% due 07/11/05..............................      20,619
  21,600    Merrill Lynch & Co., Inc.
              2.82% due 09/21/05..............................      21,652
  42,700    Morgan (J.P.) Chase & Co.
              2.61% due 02/24/05..............................      42,720
  43,000    Nationwide Building Society
              2.14% due 07/22/05  c ..........................      43,017
  42,000    Northern Rock PLC
              2.023% due 01/13/05  c .........................      42,000
  43,000    SLM Corp.
              2.57% due 08/15/05..............................      43,031
  33,000    Toyota Motor Credit Corp.
              2.451% due 06/22/05.............................      32,997
  42,500    U.S. Bank N.A.
              2.33% due 03/30/05..............................      42,496
  34,000    Washington Mutual, Inc.
              2.47% due 03/15/05..............................      33,999
  43,000    Wells Fargo & Co.
              2.491% due 06/17/05.............................      43,006
                                                                ----------
                                                                   762,284
                                                                ----------
            Total corporate notes
              (cost $762,284).................................  $  762,284
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,552,049) -- 100.3%...............   1,552,049
            OTHER ASSETS, LESS LIABILITIES -- (0.3%)..........      (4,716)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,547,333
                                                                ==========

Note: Market value of investments in foreign securities represents 5.5% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $297,549 or 19.2% of net assets.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.0%
            FINANCIAL SERVICES -- 22.0%
$  4,891    Ameriquest Mortgage Securities, Inc., Series
              2002-AR1, Class M1
              3.128% due 09/25/32.............................  $  4,901
   5,000    Ameriquest Mortgage Securities, Inc., Series
              2003-AR3, Class M1
              3.218% due 10/25/33.............................     5,053
   5,000    Ameriquest Mortgage Securities, Inc., Series
              2003-AR3, Class M2
              4.468% due 10/25/33.............................     5,132
   1,433    Argent NIM Trust, Series 2004-WN10, Class A
              4.212% due 11/25/34  c .........................     1,433
   1,597    Conseco Finance, Series 2001-C, Class M2
              3.553% due 08/15/33.............................     1,597
   7,862    Countrywide Home Loans, Inc.,
              Series 2003-J13, Class 3A1
              5.00% due 01/25/19..............................     7,950
      97    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B1
              7.25% due 09/25/11  c ..........................        97
      32    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B2
              7.25% due 09/25/11  c ..........................        32
  24,242    Federal Home Loan Mortgage Corp., Series 2649,
              Class VA
              5.00% due 08/15/15..............................    24,715
   4,058    Federal National Mortgage Association, Series
              2001-55, Class PC
              6.50% due 10/25/31..............................     4,225
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates, Series 2003-FF2, Class M2
              4.068% due 07/25/33.............................     5,080
     632    Green Tree Financial Corp., Series 1995-9, Class
              A6
              7.30% due 01/15/26..............................       663
     940    Green Tree Financial Corp., Series 1998-6, Class
              A6
              6.27% due 07/01/21..............................       962
  10,000    Greenwich Capital Commercial Funding Corp., Series
              2003-C2, Class A3
              4.533% due 07/15/10.............................    10,072
  10,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA, Class A2
              2.788% due 12/16/14  c .........................    10,035
   5,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA, Class G
              3.548% due 12/16/14  c .........................     5,033
   3,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M1
              3.168% due 05/25/33.............................     3,022
   2,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M2
              4.218% due 05/25/33.............................     2,038
   2,124    Master Asset Securitization Trust, Series 2002-6,
              Class 6A1
              6.50% due 10/25/32..............................     2,146
   6,463    Master Asset Securitization Trust, Series 2003-11,
              Class 10A1
              5.00% due 12/25/18..............................     6,536

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- (CONTINUED)
$  4,000    Merrill Lynch Mortgage Investors, Inc., Series
              2002-HE1, Class M1
              3.518% due 05/25/32.............................  $  4,053
   5,000    Merrill Lynch Mortgage Trust, Series 2003-KEY1,
              Class A4
              5.236% due 11/12/35.............................     5,172
   5,000    Morgan Stanley ABS Capital I, Series 2002-NC6,
              Class M1
              3.418% due 11/25/32.............................     5,092
  10,000    Morgan Stanley Capital I, Series 2003-IQ5, Class
              A3
              4.74% due 12/15/41..............................    10,105
   2,882    Novastar NIM Trust, Series 2004-N3, Class Note
              3.967% due 03/25/35  c .........................     2,882
   4,882    Prime Mortgage Trust, Series 2004-CL1, Class 1A1
              6.00% due 02/25/34..............................     4,987
   4,856    Residential Asset Mortgage Products, Inc., Series
              2001-RS3 Class AI5
              5.70% due 10/25/31..............................     4,916
   1,480    Soundview Home Equity Loan Trust, Series 2000-1,
              Class M1
              8.64% due 05/25/30..............................     1,515
   5,000    Structured Asset Securities Corp., Series
              2003-BC2, Class M1
              3.418% due 02/25/33.............................     5,085
   5,000    Wachovia Bank Commercial Mortgage Trust, Series
              2003- WHL2, Class A3
              2.723% due 06/15/13  c .........................     5,004
   5,000    Wachovia Bank Commercial Mortgage Trust, Series
              2003- WHL2, Class F
              3.453% due 06/15/13  c .........................     5,033
                                                                --------
                                                                 154,566
                                                                --------
            Total collateralized mortgage obligations
              (cost $153,443).................................  $154,566
                                                                --------
INTEREST ONLY -- 2.3%
            FINANCIAL SERVICES -- 2.3%
  49,811    Banc of America Commercial Mortgage, Inc., Series
              2002-2, Class XP
              3.87% due 07/11/43..............................  $  3,496
  39,727    Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-TOP8, Class X2
              3.93% due 08/15/38  c ..........................     3,596
  59,423    CS First Boston Mortgage Securities Corp., Series
              2003-CNP1, Class ASP
              3.90% due 03/01/35  c ..........................     3,439
   1,900    Federal Home Loan Mortgage Corp., Series 2492,
              Class ID
              6.00% due 09/15/19..............................        43
   3,186    Federal Home Loan Mortgage Corp., Series 2501,
              Class MI
              5.50% due 09/15/15..............................       219
   2,273    Federal Home Loan Mortgage Corp., Series 2503,
              Class UD
              5.50% due 04/15/15..............................       114
   5,936    Federal Home Loan Mortgage Corp., Series 2527,
              Class IW
              6.00% due 12/15/28..............................       338

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
INTEREST ONLY -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
$     76    Federal National Mortgage Association Interest
              Strip, Series D-2, Class 2
              4.83% due 04/01/09..............................  $     82
  55,232    LB-UBS Commercial Mortgage Trust, Series 2003-C1,
              Class XCP
              3.76% due 04/15/33  c ..........................     2,673
  35,946    Mach One Trust, Series 2004-1A, Class X
              10.99% due 05/28/40  c .........................     2,328
                                                                --------
                                                                  16,328
                                                                --------
            Total interest only
              (cost $19,986)..................................  $ 16,328
                                                                --------
U.S. TREASURIES & FEDERAL AGENCIES -- 75.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.4%
     170    10.00 due 09/01/05 -- 11/01/20....................  $    189
  21,519    5.00% due 05/01/34 -- 08/01/34....................    21,384
  96,302    5.50% due 01/01/33 -- 06/01/34  lll ..............    97,889
   2,324    6.00% due 10/01/22 -- 09/01/34....................     2,411
   5,747    7.00% due 10/01/26 -- 11/01/32....................     6,092
      87    7.50% due 05/01/24 -- 06/01/25....................        94
     210    8.00% due 02/01/13 -- 10/01/24....................       228
     117    8.50% due 10/01/09 -- 10/01/24....................       126
       4    9.00% due 10/01/06................................         4
      33    9.50% due 11/01/08................................        34
                                                                --------
                                                                 128,451
                                                                --------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 42.4%
  31,035    4.50% due 06/01/18 -- 01/01/34  lll ..............    30,402
 110,488    5.00% due 08/01/18 -- 01/01/35  lll ..............   109,943
  37,865    5.50% due 06/01/33 -- 11/01/33....................    38,474
  58,348    6.00% due 10/01/23 -- 08/01/34  lll ..............    60,408
  44,573    6.50% due 04/01/28 -- 08/01/32  lll ..............    46,794
   9,479    7.00% due 06/01/11 -- 02/01/32....................    10,041
     838    8.00% due 10/01/29 -- 02/01/31....................       909
      78    9.00% due 05/01/21 -- 09/01/21....................        87
                                                                --------
                                                                 297,058
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.7%
      43    10.00 due 05/15/13................................        48
       8    12.50 due 03/15/15................................         9
  72,465    6.00% due 01/15/33 -- 07/20/34....................    75,086
  11,190    6.50% due 12/15/28 -- 01/15/32....................    11,791
   6,191    7.00% due 10/15/32................................     6,580
   1,743    7.50% due 04/15/22 -- 04/20/30....................     1,878
     554    8.50% due 06/15/17 -- 04/15/30....................       606
     323    9.50% due 10/15/09 -- 11/15/09....................       354
                                                                --------
                                                                  96,352
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            U.S. TREASURY NOTES -- 0.7%
$  5,000    4.25% due 08/15/14................................  $  5,011
                                                                --------
            Total U.S. treasuries & federal agencies
              (cost $520,324).................................  $526,872
                                                                --------
SHORT-TERM SECURITIES -- 8.6%
            REPURCHASE AGREEMENTS -- 8.6%
  22,622    BPN Paribas Joint Repurchase Agreement (See Note
              2(d))
              1.60% due 01/03/05..............................  $ 22,622
  18,098    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              1.58% due 01/03/05..............................    18,098
  19,590    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.58% due 01/03/05..............................    19,590
                                                                --------
                                                                  60,310
                                                                --------
            Total short-term securities
              (cost $60,310)..................................  $ 60,310
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $754,063) m -- 108.1%...............   758,076
            OTHER ASSETS, LESS LIABILITIES -- (8.1%)..........   (56,673)
                                                                --------
            NET ASSETS -- 100.0%..............................  $701,403
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $41,585 or 5.9% of net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $754,062 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 8,613
      Unrealized depreciation.........................   (4,599)
                                                        -------
      Net Unrealized depreciation.....................  $ 4,014
                                                        =======

 lll The cost of the securities purchased on a when-issued basis at December 31, 2004 was $82,979.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 101.2%
            APPAREL & TEXTILE -- 0.9%
     351    Quiksilver, Inc. a................................  $   10,463
                                                                ----------
            BANKS -- 1.9%
     296    Amcore Financial, Inc. ...........................       9,514
     358    IndyMac Bancorp, Inc. ............................      12,331
                                                                ----------
                                                                    21,845
                                                                ----------
            BUSINESS SERVICES -- 3.4%
     164    Corporate Executive Board Co. ....................      10,954
     432    DiamondCluster International, Inc. a..............       6,195
     517    Navigant Consulting, Inc. a.......................      13,742
   1,027    Opsware, Inc. ab..................................       7,537
                                                                ----------
                                                                    38,428
                                                                ----------
            COMMUNICATIONS -- 10.4%
   1,705    American Tower Corp., Class A a...................      31,371
     487    Audiocodes Ltd. ab................................       8,085
   2,039    Crown Castle International Corp. a................      33,932
     340    Novatel Wireless, Inc. ab.........................       6,585
     698    Openwave Systems, Inc. a..........................      10,788
     704    Polycom, Inc. a...................................      16,421
     192    Spectrasite, Inc. a...............................      11,134
                                                                ----------
                                                                   118,316
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     516    Insight Enterprises, Inc. a.......................      10,584
     316    Sierra Wireless, Inc. ab..........................       5,594
     272    Tempur-Pedic International, Inc. a................       5,760
                                                                ----------
                                                                    21,938
                                                                ----------
            CONSTRUCTION -- 2.2%
     254    Standard-Pacific Corp. ...........................      16,293
     221    Washington Group International, Inc. a............       9,106
                                                                ----------
                                                                    25,399
                                                                ----------
            CONSUMER DURABLES -- 1.2%
     158    Eagle Materials, Inc. ............................      13,642
                                                                ----------
            CONSUMER NON-DURABLES -- 1.3%
     450    Men's Wearhouse, Inc. a...........................      14,385
                                                                ----------
            CONSUMER SERVICES -- 1.2%
     561    Jackson Hewitt Tax Service, Inc. .................      14,158
                                                                ----------
            DRUGS -- 7.7%
     665    Abgenix, Inc. a...................................       6,877
     865    Alkermes, Inc. ab.................................      12,182
     413    AtheroGenics, Inc. ab.............................       9,734
     163    Eyetech Pharmaceuticals, Inc. a...................       7,394
     517    Impax Laboratories, Inc. a........................       8,210
     487    Medicines Co. (The) ab............................      14,020
     372    NPS Pharmaceuticals, Inc. ab......................       6,793
     137    Neurocrine Biosciences, Inc. a....................       6,774
     433    Salix Pharmaceuticals Ltd. a......................       7,620
     178    Schwarz Pharma AG  g .............................       8,075
                                                                ----------
                                                                    87,679
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            EDUCATION -- 1.2%
     124    Strayer Education, Inc. ..........................  $   13,664
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.4%
   7,046    Techtronic Industries Co.  g .....................      15,356
                                                                ----------
            ELECTRONICS -- 10.7%
   1,305    Aeroflex, Inc. a..................................      15,814
     757    Fairchild Semiconductor International Inc., Class
              A a.............................................      12,301
     529    FuelCell Energy, Inc. ab..........................       5,240
   1,280    GrafTech International Ltd. a.....................      12,111
     393    Helen of Troy Ltd. a..............................      13,222
      81    International Rectifier Corp. a...................       3,610
   1,598    MEMC Electronic Materials, Inc. a.................      21,178
     794    Microsemi Corp. a.................................      13,786
     251    Moog, Inc. a......................................      11,378
     583    Semtech Corp. a...................................      12,753
                                                                ----------
                                                                   121,393
                                                                ----------
            ENERGY & SERVICES -- 7.5%
     375    Arch Coal, Inc. ..................................      13,313
     243    Cabot Oil & Gas Corp. ............................      10,734
   1,043    ERG S.p.A. bg ....................................      12,392
     134    Oil Service Holders Trust.........................      11,402
     275    Patina Oil & Gas Corp. ...........................      10,323
     439    Range Resources Corp. ............................       8,992
     207    Western Oil Sands, Inc. a.........................       7,244
     347    Whiting Petroleum Corp. a.........................      10,487
                                                                ----------
                                                                    84,887
                                                                ----------
            FINANCIAL SERVICES -- 1.5%
     248    Affiliated Managers Group, Inc. ab................      16,831
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
     510    Hercules, Inc. a..................................       7,571
     351    Peet's Coffee & Tea, Inc. a.......................       9,302
                                                                ----------
                                                                    16,873
                                                                ----------
            HEALTH SERVICES -- 2.7%
     363    Genesis Healthcare Corp. a........................      12,705
     515    Human Genome Sciences, Inc. a.....................       6,185
     556    Symbion, Inc. a...................................      12,273
                                                                ----------
                                                                    31,163
                                                                ----------
            HOTELS & GAMING -- 1.6%
   1,982    La Quinta Corp. a.................................      18,016
                                                                ----------
            INSURANCE -- 2.8%
     538    American Equity Investment Life Holding Co. b.....       5,798
     204    Arch Capital Group Ltd. a.........................       7,880
     292    Kanbay International, Inc. a......................       9,130
     275    Platinum Underwriters Holdings Ltd. ..............       8,557
                                                                ----------
                                                                    31,365
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 2.4%
   2,931    APN News & Media Ltd. bg .........................  $   11,839
   1,015    Lions Gate Entertainment Corp. ab.................      10,779
     807    Tivo, Inc. ab.....................................       4,734
                                                                ----------
                                                                    27,352
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
     124    Respironics, Inc. a...............................       6,723
      59    Zoll Medical Corp. a..............................       2,016
                                                                ----------
                                                                     8,739
                                                                ----------
            METALS, MINERALS & MINING -- 0.9%
     170    Carpenter Technology..............................       9,925
                                                                ----------
            REAL ESTATE -- 2.9%
     614    CB Richard Ellis Group, Inc. a....................      20,583
     233    Pirelli & C. Real Estate S.p.A.  g ...............      12,198
                                                                ----------
                                                                    32,781
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 3.1%
     319    Advisory Board Co. (The) a........................      11,746
     375    Amylin Pharmaceuticals, Inc. ab...................       8,752
     663    Exelixis, Inc. a..................................       6,303
     292    ICOS Corp. ab.....................................       8,261
                                                                ----------
                                                                    35,062
                                                                ----------
            RETAIL -- 7.0%
     441    AC Moore Arts & Crafts, Inc. a....................      12,700
      69    Electronics Boutique Holdings Corp. a.............       2,946
     395    Geox S.p.A. c ....................................       3,070
   1,925    Geox S.p.A. ab....................................      14,966
     427    Hot Topic, Inc. a.................................       7,332
     283    Landry's Restaurants, Inc. .......................       8,216
     280    New York & Co., Inc. a............................       4,617
     352    RARE Hospitality International, Inc. a............      11,207
     278    Red Robin Gourmet Burgers a.......................      14,875
                                                                ----------
                                                                    79,929
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
     127    Jarden Corp. a....................................       5,521
                                                                ----------
            SOFTWARE & SERVICES -- 9.4%
     439    Acxiom Corp. .....................................      11,540
   1,301    Agile Software Corp. a............................      10,626
     161    F5 Networks, Inc. a...............................       7,820
     299    NAVTEQ Corp. a....................................      13,880
     756    Salesforce.com, Inc. ab...........................      12,798
     782    THQ, Inc. a.......................................      17,934
     600    Take-Two Interactive Software, Inc. a.............      20,870
     308    Verint Systems, Inc. a............................      11,188
                                                                ----------
                                                                   106,656
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            TRANSPORTATION -- 10.8%
   1,077    AirTran Holdings, Inc. a .........................  $   11,524
     331    Arkansas Best Corp. ..............................      14,878
     730    Fleetwood Enterprises, Inc. a.....................       9,819
     226    Forward Air Corp. a...............................      10,089
     617    Gol-Linhas Aereas Inteligentes S.A., ADR ab.......      19,657
     345    JetBlue Airways Corp. ab..........................       8,013
     865    Sirva, Inc. a.....................................      16,617
     326    United Defense Industries, Inc. a.................      15,413
     308    Yellow Roadway Corp. a............................      17,139
                                                                ----------
                                                                   123,149
                                                                ----------
            UTILITIES -- 0.4%
   9,151    China Power International a.......................       3,385
                                                                ----------
            Total common stocks
              (cost $951,377).................................  $1,148,300
                                                                ----------
SHORT-TERM SECURITIES -- 9.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON
            LOANED SECURITIES -- 9.6%
 109,555    Boston Global Investment Trust....................  $  109,555
                                                                ----------
            Total short-term securities
              (cost $109,555).................................  $  109,555
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,060,933) m -- 110.8%.............   1,257,855
            OTHER ASSETS, LESS LIABILITIES -- (10.8%).........    (122,491)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,135,364
                                                                ==========

Note: Market value of investments in foreign securities represents 11.0% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $3,070 or 0.3% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $59,860, which represents 5.3% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $1,065,155 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $221,181
      Unrealized depreciation........................   (28,481)
                                                       --------
      Net Unrealized appreciation....................  $192,700
                                                       ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hong Kong Dollar                                 Sell              $753            $752           1/3/2005              $(1)
Hong Kong Dollar                                 Sell               636             636           1/4/2005               --
Hong Kong Dollar                                 Sell               456             456           1/4/2005               --
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 97.2%
            AEROSPACE & DEFENSE -- 0.3%
      53    United Industrial Corp., New York shares..........  $  2,034
                                                                --------
            APPAREL & TEXTILE -- 3.2%
      72    Albany International Corp. .......................     2,539
     430    Genesco, Inc. a...................................    13,396
     110    Timberland Co. (The) a............................     6,919
                                                                --------
                                                                  22,854
                                                                --------
            BANKS -- 4.7%
      63    Advanta Corp. ....................................     1,539
     223    American Capital Strategies Ltd. b................     7,427
     107    CharterMac........................................     2,605
       6    Community Bancorp a...............................       188
     390    IndyMac Bancorp, Inc. ............................    13,446
      57    Irwin Financial Corp. ............................     1,604
     166    R&G Financial Corp. ..............................     6,446
                                                                --------
                                                                  33,255
                                                                --------
            BUSINESS SERVICES -- 6.8%
     124    Advo, Inc. .......................................     4,408
      99    Convergys Corp. a ................................     1,477
      59    eFunds Corp. a ...................................     1,409
     367    Gevity HR, Inc. ..................................     7,550
      80    MAXIMUS, Inc. a...................................     2,496
      70    PDI, Inc. a.......................................     1,562
     138    Pegasystems, Inc. a...............................     1,180
     563    Per-Se Technologies, Inc. ab .....................     8,916
     104    Rotech Healthcare, Inc. a ........................     2,909
     787    UnitedGlobalCom, Inc., Class A a..................     7,599
     308    Watson Wyatt & Co. Holdings.......................     8,303
                                                                --------
                                                                  47,809
                                                                --------
            CHEMICALS -- 0.3%
      87    Ferro Corp. ......................................     2,027
                                                                --------
            COMMUNICATIONS -- 6.6%
     127    Adtran, Inc. .....................................     2,431
     493    Checkpoint Systems, Inc. a........................     8,900
     130    Comtech Telecommunications a......................     4,874
   1,177    Digital Generation Systems a......................     1,472
     133    Ditech Communications Corp. a.....................     1,982
     247    General Communication a...........................     2,729
     232    InterVoice, Inc. a................................     3,101
      77    j2 Global Communications, Inc. ab.................     2,667
     598    PTEK Holdings, Inc. a.............................     6,402
     100    Plantronics, Inc. ................................     4,139
     177    Polycom, Inc. a...................................     4,135
     249    Radyne ComStream, Inc. a..........................     1,859
     290    Talk America Holdings, Inc. ab....................     1,921
                                                                --------
                                                                  46,612
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
      63    Black Box Corp. ..................................     3,025
      30    Global Imaging Systems, Inc. a....................     1,173
      88    IKON Office Solutions, Inc. ......................     1,016
     215    Komag, Inc. a.....................................     4,038
                                                                --------
                                                                   9,252
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            CONSTRUCTION -- 2.3%
     211    Standard-Pacific Corp. ...........................  $ 13,521
      90    WCI Communities, Inc. a...........................     2,646
                                                                --------
                                                                  16,167
                                                                --------
            CONSUMER DURABLES -- 1.5%
     126    Cabot Microelectronics Corp. a....................     5,054
      40    Eagle Materials, Inc. ............................     3,419
      49    USG Corp. ab......................................     1,989
                                                                --------
                                                                  10,462
                                                                --------
            CONSUMER NON-DURABLES -- 2.4%
     299    Allscripts Healthcare Solutions, Inc. a...........     3,187
      73    Jakks Pacific, Inc. ab............................     1,614
     131    Kenneth Cole Productions, Inc., Class A...........     4,040
      75    Nautilus Group, Inc. .............................     1,808
     206    Nu Skin Enterprises, Inc. b.......................     5,238
      46    Sonic Solutions, Inc. ab..........................     1,039
                                                                --------
                                                                  16,926
                                                                --------
            CONSUMER SERVICES -- 0.3%
      67    CPI Corp. ........................................       915
      58    Coinstar, Inc. a..................................     1,551
                                                                --------
                                                                   2,466
                                                                --------
            DRUGS -- 6.1%
     536    Abgenix, Inc. ab .................................     5,539
     354    Alkermes, Inc. a .................................     4,988
      57    Bradley Pharmaceuticals, Inc. ab..................     1,114
      12    Cytokinetics, Inc. a..............................       120
      43    Diagnostic Products Corp. ........................     2,340
     442    Encysive Pharmaceuticals, Inc. a..................     4,393
     132    First Horizon Pharmaceutical Corp. ab.............     3,031
     117    Kos Pharmaceuticals, Inc. a.......................     4,385
     492    NPS Pharmaceuticals, Inc. ab......................     8,994
     161    Perrigo Co. ......................................     2,784
     306    Salix Pharmaceuticals Ltd. a......................     5,388
                                                                --------
                                                                  43,076
                                                                --------
            EDUCATION -- 0.7%
      39    Apollo Group, Inc. a..............................     3,144
      41    ITT Educational Services, Inc. a..................     1,969
                                                                --------
                                                                   5,113
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.8%
      37    BEI Technologies, Inc. ...........................     1,155
      97    Cyberoptics Corp. a...............................     1,441
      46    MTS Systems Corp. ................................     1,538
      57    Tektronix, Inc. ..................................     1,725
                                                                --------
                                                                   5,859
                                                                --------
            ELECTRONICS -- 6.3%
      51    CTS Corp. ........................................       683
     270    Catalyst Semiconductor, Inc. a....................     1,487
     135    Cree, Inc. ab.....................................     5,419
     144    Diodes, Inc. a....................................     3,263
     372    Fairchild Semiconductor International Inc., Class
              A a.............................................     6,049
     414    Gemstar-TV Guide International, Inc. a............     2,450
     230    Hutchinson Technology, Inc. ab....................     7,955
      39    Lowrance Electronics, Inc. .......................     1,235
     352    MEMC Electronic Materials, Inc. a.................     4,665
     147    Methode Electronics, Inc. ........................     1,886

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
   1,216    ON Semiconductor Corp. a..........................  $  5,518
     109    Semtech Corp. a...................................     2,386
      44    Siliconix, Inc. a.................................     1,602
                                                                --------
                                                                  44,598
                                                                --------
            ENERGY & SERVICES -- 3.3%
      43    Cabot Oil & Gas Corp. ............................     1,889
     178    Chesapeake Energy Corp. ..........................     2,944
      35    Cimarex Energy Co. a..............................     1,323
     239    Frontier Oil Corp. ...............................     6,364
     133    Giant Industries, Inc. a..........................     3,531
      45    Houston Exploration Co. a.........................     2,511
      59    Patina Oil & Gas Corp. ...........................     2,225
      29    St. Mary Land & Exploration Co. ..................     1,215
      46    Tesoro Petroleum Corp. a..........................     1,478
                                                                --------
                                                                  23,480
                                                                --------
            EXCHANGE TRADED FUNDS -- 1.0%
     100    iShares Russell 2000 Growth Index Fund b..........     6,729
                                                                --------
            FINANCIAL SERVICES -- 1.5%
      61    4Kids Entertainment, Inc. a.......................     1,286
     136    Affiliated Managers Group, Inc. ab................     9,192
                                                                --------
                                                                  10,478
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.4%
      91    Glatfelter........................................     1,390
     295    Longview Fibre Co. ...............................     5,357
     189    Wausau-Mosinee Paper Corp. .......................     3,376
                                                                  10,123
            HEALTH SERVICES -- 1.7%
      71    Amedisys, Inc. ab.................................     2,287
      76    Genesis Healthcare Corp. a........................     2,648
     135    LifePoint Hospitals, Inc. ab......................     4,715
      98    Symbion, Inc. a...................................     2,166
                                                                --------
                                                                  11,816
                                                                --------
            HOTELS & GAMING -- 0.4%
      63    Ameristar Casinos, Inc. ..........................     2,720
                                                                --------
            INSURANCE -- 3.2%
      37    Amerigroup Corp. a................................     2,822
     117    Arch Capital Group Ltd. a.........................     4,509
      68    Platinum Underwriters Holdings Ltd. ..............     2,127
     501    Scottish Re Group Ltd. ...........................    12,981
                                                                --------
                                                                  22,439
                                                                --------
            MACHINERY -- 2.9%
     104    Briggs & Stratton Corp. ..........................     4,320
      20    Curtiss-Wright Corp. .............................     1,125
     248    Graco, Inc. ......................................     9,268
      40    Toro Co. .........................................     3,254
      65    York International Corp. .........................     2,259
                                                                --------
                                                                  20,226
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.4%
     252    Cumulus Media, Inc. a.............................     3,797
     115    Hollywood Entertainment Corp. a...................     1,503
     160    Insight Communications Co., Inc. a................     1,479

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
      64    Journal Communications, Inc. .....................  $  1,155
     201    New Frontier Media, Inc. a........................     1,593
                                                                --------
                                                                   9,527
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
     113    Cutera, Inc. a....................................     1,410
      48    Haemonetics Corp. a...............................     1,749
      51    Kensey Nash Corp. ab..............................     1,764
      80    Medical Action Industries, Inc. a.................     1,574
      87    PolyMedica Corp. b................................     3,241
      97    Respironics, Inc. a...............................     5,257
      31    Vital Signs, Inc. ................................     1,199
                                                                --------
                                                                  16,194
                                                                --------
            METALS, MINERALS & MINING -- 1.3%
      98    Carpenter Technology..............................     5,735
      19    Cleveland-Cliffs, Inc. ...........................     1,984
      33    Schnitzer Steel Industries, Inc. .................     1,133
                                                                --------
                                                                   8,852
                                                                --------
            REAL ESTATE -- 0.4%
      90    CB Richard Ellis Group, Inc. a....................     3,016
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.5%
      76    American Home Mortgage Investment Corp. ..........     2,589
      21    Novastar Financial, Inc. b........................     1,030
                                                                --------
                                                                   3,619
                                                                --------
            RESEARCH & TESTING FACILITIES -- 4.8%
      92    Amylin Pharmaceuticals, Inc. ab...................     2,149
     678    Applera Corp. - Celera Genomics Group a...........     9,317
     422    CV Therapeutics, Inc. ab..........................     9,697
     350    Ciphergen Biosystems, Inc. ab.....................     1,505
     422    Exelixis, Inc. a..................................     4,009
     301    Incyte Corp. a....................................     3,008
     175    Kosan Biosciences, Inc. a.........................     1,213
     343    Regeneron Pharmeceuticals, Inc. a.................     3,155
                                                                --------
                                                                  34,053
                                                                --------
            RETAIL -- 4.2%
     148    Aeropostale, Inc. a...............................     4,341
      83    Bebe Stores, Inc. ................................     2,234
     120    Big 5 Sporting Goods Corp. .......................     3,506
      74    CEC Entertaining, Inc. a..........................     2,960
     283    Landry's Restaurants, Inc. b......................     8,215
     167    Movie Gallery, Inc. ..............................     3,190
     220    Pacific Sunwear of California, Inc. a.............     4,890
                                                                --------
                                                                  29,336
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.0%
     395    Skechers U.S.A., Inc. a...........................     5,123
     132    Titan International, Inc. b.......................     1,995
                                                                --------
                                                                   7,118
                                                                --------
            SOFTWARE & SERVICES -- 16.8%
      84    Acxiom Corp. .....................................     2,207
      41    Anteon International Corp. a......................     1,729
     306    Aspect Communications Corp. a.....................     3,405
     573    BISYS Group, Inc. (The) a.........................     9,426
      31    CACI International, Inc. a........................     2,085
     255    CSG Systems International, Inc. a.................     4,763
     150    Carner Corp. ab...................................     7,991

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP GROWTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
     231    Corillian Corp. a.................................  $  1,135
      42    Digital River, Inc. a.............................     1,743
     331    Electronics for Imaging, Inc. a...................     5,770
     325    Embarcadero Technologies, Inc. a..................     3,058
     178    Epicor Software Corp. a...........................     2,509
     691    Gartner Group, Inc., Class A ab...................     8,610
     326    Hyperion Solutions Corp. a........................    15,202
     169    Imergent, Inc. a..................................     2,553
     174    Intrado, Inc. a...................................     2,107
     136    Kronos, Inc. a....................................     6,966
      42    MicroStrategy, Inc. a.............................     2,543
      99    Perot Systems Corp. a.............................     1,589
      82    QAD, Inc. ........................................       730
     223    Quest Software, Inc. a............................     3,558
     228    Serena Software, Inc. a...........................     4,925
      53    Sybase, Inc. a....................................     1,055
     258    THQ, Inc. a.......................................     5,919
     143    Transaction Systems Architects, Inc. a............     2,829
     467    Trizetto Group a..................................     4,436
     609    United Online, Inc. a.............................     7,023
      96    WebEx Communications, Inc. a......................     2,294
                                                                --------
                                                                 118,160
                                                                --------
            TRANSPORTATION -- 5.0%
     209    Arkansas Best Corp. ..............................     9,386
      92    General Maritime Corp. a..........................     3,655
      62    Noble International Ltd. .........................     1,256
      41    Old Dominion Freight Line a.......................     1,436
     251    USF Corp. ........................................     9,510
     209    United Defense Industries, Inc. ab................     9,894
                                                                --------
                                                                  35,137
                                                                --------
            UTILITIES -- 0.5%
      40    Cleco Corp. ......................................       810
     347    Sierra Pacific Resources ab.......................     3,646
                                                                --------
                                                                   4,456
                                                                --------
            Total common stocks
              (cost $596,897).................................  $685,989
                                                                --------
SHORT-TERM SECURITIES -- 15.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.6%
  31,693    BNY Institutional Cash Reserves Fund..............  $ 31,693
     379    Evergreen Institutional Money Market Fund.........       379
     551    Evergreen Prime Cash Management Money Market
              Fund............................................       551
                                                                --------
                                                                  32,623
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            REPURCHASE AGREEMENTS -- 2.4%
 $ 1,983    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $  1,983
   1,983    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................     1,983
   3,422    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................     3,422
     847    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       847
   8,975    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     8,975
                                                                --------
                                                                  17,210
                                                                --------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 8.0%
  56,325    Lehman Brothers Joint Repurchase Agreement
              2.15% due 01/03/05..............................    56,325
            U.S. TREASURY BILLS -- 0.2%
     710    2.045% due 02/10/05...............................       708
                                                                --------
            Total short-term securities
              (cost $106,866).................................  $106,866
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $703,763) m -- 112.4%...............   792,855
            OTHER ASSETS, LESS LIABILITIES -- (12.4%).........   (87,549)
                                                                --------
            NET ASSETS -- 100.0%..............................  $705,306
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  m At December 31, 2004, the cost of securities for federal income tax purposes is $706,548 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $104,825
      Unrealized depreciation........................   (18,518)
                                                       --------
      Net Unrealized appreciation....................  $ 86,307
                                                       ========

  ++ The Fund had 136 IMM Mini Russell 2000 March 2005 Futures contracts open as of December 31, 2004. These contracts had a value of $8,894 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $708.

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- 99.2%
            BANKS -- 10.7%
   1,690    American Express Co. .............................  $   95,254
   3,325    Bank of America Corp. ............................     156,218
   6,634    Citigroup, Inc. b.................................     319,611
     384    Credit Suisse Group ADR b.........................      16,197
   1,959    State Street Corp. ...............................      96,241
                                                                ----------
                                                                   683,521
                                                                ----------
            BUSINESS SERVICES -- 1.3%
   2,997    Accenture Ltd. ab.................................      80,914
                                                                ----------
            CHEMICALS -- 1.7%
     336    Air Products & Chemicals, Inc. ...................      19,461
   1,805    du Pont (E.I.) de Nemours & Co. ..................      88,550
                                                                ----------
                                                                   108,011
                                                                ----------
            COMMUNICATIONS -- 1.1%
   4,158    Motorola, Inc. ...................................      71,512
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.2%
   1,680    3M Co. ...........................................     137,837
   2,446    EMC Corp. a.......................................      36,369
   3,283    Hewlett-Packard Co. b.............................      68,838
     681    International Game Technology.....................      23,413
                                                                ----------
                                                                   266,457
                                                                ----------
            CONSUMER NON-DURABLES -- 5.5%
   1,881    Colgate-Palmolive Co. ............................      96,217
   2,035    Gillette Co. (The)................................      91,105
   2,947    Procter & Gamble Co. (The)........................     162,304
                                                                ----------
                                                                   349,626
                                                                ----------
            DRUGS -- 11.6%
   1,737    Abbott Laboratories...............................      81,008
   2,175    Amgen, Inc. a.....................................     139,539
     151    AstraZeneca PLC, ADR b............................       5,477
   2,399    Eli Lilly & Co. ..................................     136,155
     943    Genzyme Corp. a...................................      54,760
   9,109    Pfizer, Inc. .....................................     244,929
   1,798    Wyeth.............................................      76,564
                                                                ----------
                                                                   738,432
                                                                ----------
            ELECTRONICS -- 8.4%
   1,285    Broadcom Corp., Class A a.........................      41,464
   7,546    Cisco Systems, Inc. a.............................     145,646
   7,412    General Electric Co. .............................     270,542
   3,292    Intel Corp. ......................................      76,998
                                                                ----------
                                                                   534,650
                                                                ----------
            ENERGY & SERVICES -- 8.4%
   2,167    ChevronTexaco Corp. ..............................     113,801
     289    ConocoPhillips....................................      25,129
   4,590    ExxonMobil Corp. .................................     235,278
     312    Occidental Petroleum Corp. .......................      18,202
   1,701    Schlumberger Ltd. b...............................     113,902
     243    Total S.A., ADR b.................................      26,713
                                                                ----------
                                                                   533,025
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FINANCIAL SERVICES -- 1.6%
   1,850    Morgan Stanley Dean Witter & Co. .................  $  102,718
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 6.3%
   1,268    Anheuser-Busch Cos., Inc. ........................      64,310
   3,009    Coca-Cola Co. (The)...............................     125,252
   1,802    General Mills, Inc. ..............................      89,592
   2,362    PepsiCo., Inc. ...................................     123,312
                                                                ----------
                                                                   402,466
                                                                ----------
            HOTELS & GAMING -- 1.0%
   1,047    Marriott International, Inc., Class A.............      65,915
                                                                ----------
            INSURANCE -- 5.6%
   3,254    American International Group, Inc. ...............     213,703
   2,184    Marsh & McLennan Cos., Inc. b.....................      71,847
   1,971    St. Paul Travelers Cos., Inc. (The)...............      73,074
                                                                ----------
                                                                   358,624
                                                                ----------
            MACHINERY -- 3.1%
   2,330    Applied Materials, Inc. a.........................      39,850
   1,543    Caterpillar, Inc. ................................     150,487
     125    Deere & Co. ......................................       9,315
                                                                ----------
                                                                   199,652
                                                                ----------
            MEDIA & ENTERTAINMENT -- 4.0%
     160    Gannett Co., Inc. ................................      13,105
   8,073    Time Warner, Inc. a...............................     156,931
   2,325    Viacom, Inc., Class B.............................      84,621
                                                                ----------
                                                                   254,657
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
     880    BHP Billiton Ltd., ADR b..........................      21,140
   2,726    Medtronic, Inc. ..................................     135,395
                                                                ----------
                                                                   156,535
                                                                ----------
            METALS, MINERALS & MINING -- 3.0%
   2,341    Alcoa, Inc. ......................................      73,539
   1,058    Illinois Tool Works, Inc. ........................      98,093
     684    Rio Tinto PLC  g .................................      20,175
                                                                ----------
                                                                   191,807
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     391    General Growth Properties, Inc. ..................      14,134
                                                                ----------
            RETAIL -- 4.4%
   1,605    Costco Wholesale Corp. b..........................      77,679
   3,672    Gap, Inc. (The) b.................................      77,559
   2,668    Home Depot, Inc. (The)............................     114,035
     257    Target Corp. .....................................      13,362
                                                                ----------
                                                                   282,635
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
     877    NIKE, Inc., Class B...............................      79,526
                                                                ----------
            SOFTWARE & SERVICES -- 5.8%
   1,943    First Data Corp. .................................      82,668
  10,688    Microsoft Corp. ..................................     285,463
                                                                ----------
                                                                   368,131
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 5.5%
     513    FedEx Corp. ......................................  $   50,476
   1,462    Lockheed Martin Corp. ............................      81,203
   1,403    Northrop Grumman Corp. ...........................      76,241
   1,363    United Technologies Corp. b.......................     140,825
                                                                ----------
                                                                   348,745
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     963    Federal National Mortgage Association b...........      68,540
                                                                ----------
            Total common stocks
              (cost $5,756,669)...............................  $6,260,233
                                                                ----------
SHORT-TERM SECURITIES -- 3.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.0%
  64,077    BNY Institutional Cash Reserves Fund..............  $   64,077
                                                                ----------
PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENTS -- 1.9%
 $13,830    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $   13,830
  13,830    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................      13,830
  23,857    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................      23,857
   5,908    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       5,908
  62,583    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      62,583
                                                                ----------
                                                                   120,008
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
 $39,335    Greenwich Capital Joint TriParty Repurchase
              Agreement
              2.25% due 01/03/05..............................  $   39,335
                                                                ----------
            Total short-term securities
              (cost $223,420).................................  $  223,420
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,980,089) m -- 101.7%.............   6,483,653
            OTHER ASSETS, LESS LIABILITIES -- (1.7%)..........    (107,417)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $6,376,236
                                                                ==========

Note: Market value of investments in foreign securities represents 1.4% of total net assets as of December 31, 2004.
    # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
    a  Non-income producing during the period.
    b  All or a portion of this security was on loan as of December 31, 2004
       (See Note 2(i)).
    g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $20,175, which represents 0.3% of the total net assets.
    m At December 31, 2004, the cost of securities for federal income tax purposes is $5,987,425 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 801,657
   Unrealized depreciation.......................   (305,429)
                                                   ---------
   Net Unrealized appreciation...................  $ 496,228
                                                   =========

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%
            FINANCIAL SERVICES -- 4.3%
 $15,542    Federal Home Loan Mortgage Corp., Series 2055,
              Class PE
            6.00% due 06/15/31................................  $   15,890
   6,333    Federal Home Loan Mortgage Corp., Series 2075,
              Class PH
            6.50% due 08/15/28................................       6,589
   7,367    Federal National Mortgage Association, Series
              1999-31, Class ZC
            6.50% due 06/25/29................................       7,681
   5,000    Federal National Mortgage Association, Series
              2004-70, Class BC
            4.50% due 01/25/16................................       5,068
                                                                ----------
                                                                $   35,228
                                                                ----------
            Total collateralized mortgage obligations
              (cost $35,476)..................................  $   35,228
                                                                ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 90.5%
            FEDERAL HOME LOAN BANK -- 12.0%
 $29,600    3.00% due 05/28/2008..............................  $   29,047
  29,800    3.375% due 07/21/2008.............................      29,506
  23,895    5.375% due 02/15/2006.............................      24,487
  14,000    5.80% due 09/02/2008..............................      14,995
                                                                ----------
                                                                    98,035
                                                                ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.1%
  16,500    2.375% due 02/15/2007.............................      16,196
   8,000    3.00% due 12/15/2006..............................       7,930
  49,000    5.00% due 01/01/34  lll ..........................      48,648
  19,500    5.75% due 04/15/2008 b............................      20,823
   4,939    6.00% due 10/01/21 -- 04/01/33....................       5,125
   7,803    6.50% due 04/01/28 -- 09/01/32....................       8,194
      44    7.00% due 09/01/29 -- 02/01/31....................          47
                                                                ----------
                                                                   106,963
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.3%
  12,000    3.75% due 09/15/2008..............................      11,942
  17,714    4.838% due 09/01/34...............................      17,976
  50,862    5.50% due 08/01/15 -- 04/01/34  lll ..............      51,955
   1,576    5.89% due 12/01/08................................       1,668
   6,471    5.95% due 01/01/09................................       6,866
  86,706    6.00% due 09/01/13 -- 08/01/34  lll ..............      89,673
     927    6.01% due 02/01/09................................         985
     703    6.36% due 04/01/08................................         746
   6,041    6.50% due 05/01/13 -- 09/01/32....................       6,351
   2,372    6.52% due 01/01/08................................       2,518
     172    7.50% due 06/01/23................................         185
      19    8.50% due 04/01/17................................          21
      11    9.00% due 08/01/20 -- 09/01/21....................          12
      55    9.75% due 07/01/20................................          60
                                                                ----------
                                                                   190,958
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.7%
  14,237    5.00% due 01/20/34................................      14,232
  32,432    5.50% due 01/20/34 -- 02/20/34....................      33,110

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- (CONTINUED)
 $11,470    6.00% due 09/20/33 -- 03/20/34....................  $   11,881
   3,560    7.00% due 06/20/30 -- 09/15/32....................       3,782
     316    7.50% due 07/15/27................................         340
       8    9.50% due 12/15/20................................           9
                                                                ----------
                                                                    63,354
                                                                ----------
            TENNESSEE VALLEY AUTHORITY -- 1.5%
  11,750    5.375% due 11/13/2008.............................      12,461
                                                                ----------
            U.S. INFLATION-INDEXED SECURITIES -- 2.4%
  18,733    2.00% due 07/15/14................................      19,327
                                                                ----------
            U.S. TREASURY BONDS -- 0.3%
   2,000    10.375 due 11/15/12...............................       2,385
                                                                ----------
            U.S. TREASURY NOTES -- 28.7%
  53,000    1.50% due 03/31/06 b..............................      52,135
   5,800    1.625% due 10/31/05...............................       5,750
  15,000    2.00% due 05/15/06................................      14,823
     800    2.25% due 02/15/07................................         786
  25,100    2.75% due 06/30/06................................      25,032
   4,650    3.125% due 05/15/07...............................       4,648
   8,000    3.125% due 10/15/08...............................       7,915
   1,150    3.25% due 08/15/07 b..............................       1,152
  15,400    3.50% due 11/15/06 b..............................      15,530
  19,500    4.00% due 06/15/09 b..............................      19,871
  33,500    4.25% due 08/15/14 b..............................      33,575
  34,000    4.75% due 05/15/14................................      35,432
  16,690    6.00% due 08/15/09 b..............................      18,407
                                                                ----------
                                                                   235,056
                                                                ----------
            U.S. TREASURY STRIPS -- 1.5%
  18,000    4.35% due 11/15/13................................      12,290
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $741,774).................................  $  740,829
                                                                ==========
 SHARES
---------
SHORT-TERM SECURITIES -- 35.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 18.3%
 149,631    Boston Global Investment Trust....................  $  149,631
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 17.4%
 $53,514    BPN Paribas Joint Repurchase Agreement (See Note
              2(d))
              1.60% due 01/03/05..............................  $   53,514
  42,811    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              1.58% due 01/03/05..............................      42,811

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $46,341    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.58% due 01/03/05..............................  $   46,341
                                                                ----------
                                                                   142,666
                                                                ----------
            Total short-term securities
              (cost $292,297).................................  $  292,297
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,069,546) m -- 130.5%.............   1,068,354
            OTHER ASSETS, LESS LIABILITIES -- (30.5%).........    (249,824)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  818,530
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  m At December 31, 2004, the cost of securities for federal income tax purposes is $1,070,918 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,854
      Unrealized depreciation.........................   (5,418)
                                                        -------
      Net Unrealized depreciation.....................  $(2,564)
                                                        =======

  lll The cost of the securities purchased on a when-issued basis at December 31, 2004 was $133,688.


The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 99.5%
            BANKS -- 16.7%
    272     Bank of America Corp. ............................  $ 12,772
    266     Citigroup, Inc. ..................................    12,835
    124     Morgan (J.P.) Chase & Co. ........................     4,839
    151     National City Corp. ..............................     5,670
     38     PNC Financial Services Group, Inc. ...............     2,154
     41     SunTrust Banks, Inc. .............................     3,000
     43     Washington Mutual, Inc. ..........................     1,810
     68     Wells Fargo & Co. ................................     4,226
                                                                --------
                                                                  47,306
                                                                --------
            CHEMICALS -- 3.3%
     69     Dow Chemical Co. (The)............................     3,416
    123     du Pont (E.I.) de Nemours & Co. ..................     6,043
                                                                --------
                                                                   9,459
                                                                --------
            COMMUNICATIONS -- 4.2%
    181     BellSouth Corp. ..................................     5,036
    112     SBC Communications, Inc. .........................     2,881
     31     Scientific-Atlanta, Inc. .........................     1,030
    116     Sprint Corp.-FON Group............................     2,875
                                                                --------
                                                                  11,822
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
     33     Hewlett-Packard Co. ..............................       697
     29     International Business Machines Corp. ............     2,859
                                                                --------
                                                                   3,556
                                                                --------
            CONSUMER NON-DURABLES -- 1.0%
     81     Tyco International Ltd. ..........................     2,891
                                                                --------
            DRUGS -- 4.9%
    194     Pfizer, Inc. .....................................     5,209
    103     Watson Pharmaceuticals, Inc. a ...................     3,379
    123     Wyeth.............................................     5,251
                                                                --------
                                                                  13,839
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.7%
     61     Rockwell Automation, Inc. ........................     3,032
    272     Teradyne, Inc. a .................................     4,646
                                                                --------
                                                                   7,678
                                                                --------
            ELECTRONICS -- 3.3%
     93     Emerson Electric Co. .............................     6,519
    124     Intel Corp. ......................................     2,910
                                                                --------
                                                                   9,429
                                                                --------
            ENERGY & SERVICES -- 11.1%
     76     ConocoPhillips....................................     6,556
    268     ExxonMobil Corp. .................................    13,745
    184     GlobalSantaFe Corp. ..............................     6,092
    100     Shell Transport & Trading Co., PLC, ADR b.........     5,125
                                                                --------
                                                                  31,518
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- 3.8%
     56     Goldman Sachs Group, Inc. ........................  $  5,816
     90     Morgan Stanley Dean Witter & Co. .................     4,997
                                                                --------
                                                                  10,813
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 3.4%
     74     Kellogg Co. ......................................     3,323
    119     PepsiCo., Inc. ...................................     6,233
                                                                --------
                                                                   9,556
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.5%
     45     Kimberly-Clark Corp. .............................     2,948
     21     Weyerhaeuser Co. .................................     1,378
                                                                --------
                                                                   4,326
                                                                --------
            INSURANCE -- 5.3%
     59     Ace Ltd. .........................................     2,522
     38     Chubb Corp. (The).................................     2,884
     85     Principal Financial Group (The)...................     3,476
     53     WellPoint, Inc. a ................................     6,072
                                                                --------
                                                                  14,954
                                                                --------
            MACHINERY -- 5.0%
    147     Applied Materials, Inc. a ........................     2,515
     96     Caterpillar, Inc. ................................     9,380
     75     Lam Research Corp. a .............................     2,180
                                                                --------
                                                                  14,075
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.5%
    160     Comcast Corp., Class A a..........................     5,321
    233     Time Warner, Inc. a ..............................     4,522
                                                                --------
                                                                   9,843
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
    114     Baxter International, Inc. .......................     3,931
     48     Beckman Coulter, Inc. ............................     3,242
                                                                --------
                                                                   7,173
                                                                --------
            METALS, MINERALS & MINING -- 4.5%
    227     Alcoa, Inc. ......................................     7,120
     32     Illinois Tool Works, Inc. ........................     2,919
     42     Precision Castparts Corp. ........................     2,745
                                                                --------
                                                                  12,784
                                                                --------
            RETAIL -- 4.3%
    126     CVS Corp. ........................................     5,674
    155     Dollar General Corp. .............................     3,211
    100     McDonald's Corp. .................................     3,206
                                                                --------
                                                                  12,091
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.4%
     45     NIKE, Inc., Class B...............................     4,045
                                                                --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 6.8%
    135     CSX Corp. ........................................  $  5,423
     30     General Dynamics Corp. ...........................     3,096
     80     General Motors Corp. b ...........................     3,189
     26     Lear Corp. .......................................     1,556
     30     Lockheed Martin Corp. ............................     1,689
    255     Southwest Airlines Co. ...........................     4,150
                                                                --------
                                                                  19,103
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 1.0%
     40     Federal National Mortgage Association.............     2,841
                                                                --------
            UTILITIES -- 8.0%
     58     Dominion Resources, Inc. .........................     3,929
     50     Entergy Corp. ....................................     3,352
    159     Exelon Corp. .....................................     7,025
     43     PPL Corp. ........................................     2,312
     17     Progress Energy, Inc. ............................       751
     56     Scana Corp. ......................................     2,202
     42     TXU Corp. ........................................     2,686
                                                                --------
                                                                  22,257
                                                                --------
            Total common stocks
              (cost $239,380).................................  $281,359
                                                                --------
SHORT-TERM SECURITIES -- 2.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.5%
  7,210     Boston Global Investment Trust....................  $  7,210
                                                                --------
PRINCIPAL                                                        MARKET
AMOUNT                                                          VALUE #
---------                                                       --------
            REPURCHASE AGREEMENTS -- 0.4%
  $ 124     ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    124
    124     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       124

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            REPURCHASE AGREEMENTS -- (CONTINUED)
  $ 214     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................  $    214
     53     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................        53
    562     UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................       562
                                                                --------
                                                                   1,077
                                                                --------
            Total short-term securities
              (cost $8,287)...................................  $  8,287
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $247,667) m -- 102.4%...............   289,646
            OTHER ASSETS, LESS LIABILITIES -- (2.4%)..........    (6,775)
                                                                --------
            NET ASSETS -- 100.0%..............................  $282,871
                                                                ========

Note: Market value of investments in foreign securities represents 1.8% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  m At December 31, 2004, the cost of securities for federal income tax purposes is $249,014 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $44,668
      Unrealized depreciation.........................   (4,036)
                                                        -------
      Net Unrealized appreciation.....................  $40,632
                                                        =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 99.0%
            BANKS -- 13.6%
     271    Bank of America Corp. ............................  $ 12,736
      88    CIT Group, Inc. ..................................     4,041
     343    Citigroup, Inc. ..................................    16,511
      88    IndyMac Bancorp, Inc. ............................     3,028
      87    National City Corp. ..............................     3,267
     203    Royal Bank of Scotland Group PLC  g ..............     6,810
                                                                --------
                                                                  46,393
                                                                --------
            BUSINESS SERVICES -- 2.2%
     116    BearingPoint, Inc. a..............................       933
      98    Rent-A-Center, Inc. a.............................     2,592
     410    UnitedGlobalCom, Inc., Class A a..................     3,957
                                                                --------
                                                                   7,482
                                                                --------
            CHEMICALS -- 0.4%
      30    Azko Nobel N.V.  g ...............................     1,291
                                                                --------
            COMMUNICATIONS -- 1.6%
     108    Nextel Communications, Inc., Class A a............     3,249
      33    Scientific-Atlanta, Inc. .........................     1,086
      41    Sprint Corp.-FON Group............................     1,009
                                                                --------
                                                                   5,344
                                                                --------
            CONSTRUCTION -- 2.1%
     744    Rinker Group Ltd.  g .............................     6,220
      29    WCI Communities, Inc. a...........................       861
                                                                --------
                                                                   7,081
                                                                --------
            CONSUMER DURABLES -- 1.1%
     157    Arrow Electronics, Inc. a.........................     3,818
                                                                --------
            CONSUMER NON-DURABLES -- 1.2%
      75    Endo Pharmaceuticals Holdings, Inc. a.............     1,566
      76    Tyco International Ltd. ..........................     2,698
                                                                --------
                                                                   4,264
                                                                --------
            DRUGS -- 8.0%
     128    GlaxoSmithKline PLC, ADR..........................     6,085
     336    Pfizer, Inc. .....................................     9,043
     100    Sanofi-Synthelabo S.A., ADR.......................     3,997
     194    Wyeth.............................................     8,267
                                                                --------
                                                                  27,392
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.5%
      57    Tektronix, Inc. ..................................     1,725
     200    Teradyne, Inc. a..................................     3,407
                                                                --------
                                                                   5,132
                                                                --------
            ELECTRONICS -- 6.1%
     318    Cinram International, Inc. .......................     5,879
      67    Cisco Systems, Inc. a.............................     1,297
     250    Fairchild Semiconductor International Inc., Class
              A a.............................................     4,060
     134    Freescale Semiconductor, Inc. a...................     2,391
      48    QLogic Corp. a....................................     1,756

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
      66    Varian Semiconductor Equipment Associates, Inc.
              a...............................................  $  2,447
     198    Vishay Intertechnology, Inc. a....................     2,981
                                                                --------
                                                                  20,811
                                                                --------
            ENERGY & SERVICES -- 8.4%
      57    Devon Energy Corp. ...............................     2,211
      14    Encana Corp. .....................................       814
      84    GlobalSantaFe Corp. ..............................     2,788
      24    IHC Caland N.V.  g ...............................     1,546
      96    Marathon Oil Corp. ...............................     3,614
      77    Noble Corp. a.....................................     3,810
     146    OPTI Canada, Inc. a...............................     2,369
      63    Petroleo Brasileiro S.A., ADR.....................     2,285
      65    Talisman Energy, Inc. ............................     1,758
      67    Total S.A., ADR...................................     7,403
                                                                --------
                                                                  28,598
                                                                --------
            FINANCIAL SERVICES -- 1.7%
     391    Apollo Investment Corp. ..........................     5,907
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 0.4%
      26    Bunge Ltd. .......................................     1,505
                                                                --------
            FOREST & PAPER PRODUCTS -- 3.1%
      29    Aracruz Celulose S.A., ADR........................     1,108
      97    Pactiv Corp. a....................................     2,456
     421    Sappi Ltd., ADR...................................     6,109
      48    Smurfit-Stone Container Corp. a...................       900
                                                                --------
                                                                  10,573
                                                                --------
            HEALTH SERVICES -- 2.8%
     178    Coventry Health Care, Inc. a......................     9,422
                                                                --------
            INSURANCE -- 12.2%
     176    Ace Ltd. .........................................     7,503
      89    Ambac Financial Group, Inc. ......................     7,310
      37    Everest Re Group Ltd. ............................     3,296
      79    Metlife, Inc. ....................................     3,184
      89    Platinum Underwriters Holdings Ltd. ..............     2,765
      33    Radian Group, Inc. ...............................     1,752
      50    Reinsurance Group of America, Inc. ...............     2,442
     160    RenaissanceRe Holdings Ltd. ......................     8,323
      45    WellPoint, Inc. a.................................     5,152
                                                                --------
                                                                  41,727
                                                                --------
            MACHINERY -- 1.6%
     194    Lam Research Corp. a..............................     5,606
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.7%
       7    Blockbuster, Inc., Class A........................        66
     207    Comcast Corp. a...................................     6,791
      32    Comcast Corp., Class A a..........................     1,048
     249    Time Warner, Inc. a...............................     4,844
                                                                --------
                                                                  12,749
                                                                --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            METALS, MINERALS & MINING -- 1.9%
     166    Alcoa, Inc. ......................................  $  5,200
      44    Engelhard Corp. ..................................     1,359
                                                                --------
                                                                   6,559
                                                                --------
            REAL ESTATE -- 1.2%
     122    CB Richard Ellis Group, Inc. a....................     4,100
                                                                --------
            RETAIL -- 7.7%
     159    CBRL Group, Inc. .................................     6,654
     347    Foot Locker, Inc. ................................     9,353
     134    Ross Stores, Inc. ................................     3,854
     132    Ruby Tuesday, Inc. ...............................     3,435
     123    TJX Cos., Inc. (The)..............................     3,091
                                                                --------
                                                                  26,387
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 3.5%
     159    Compagnie Generale des Etablissements Michelin,
              Class B  g .....................................    10,214
      83    Cooper Tire & Rubber Co. .........................     1,797
                                                                --------
                                                                  12,011
                                                                --------
            SOFTWARE & SERVICES -- 1.4%
     182    Microsoft Corp. ..................................     4,864
                                                                --------
            TRANSPORTATION -- 5.7%
     193    AMR Corp. ab......................................     2,109
     138    American Axle & Manufacturing Holdings, Inc. .....     4,237
     173    Continental Airlines, Inc., Class B ab............     2,336
      51    Goodrich Corp. ...................................     1,658
     105    Pinnacle Airlines Corp. a.........................     1,457
     123    TRW Automotive Holdings Corp. a...................     2,544
      49    USF Corp. ........................................     1,856
      63    United Defense Industries, Inc. a.................     2,958
                                                                --------
                                                                  19,155
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 4.2%
      39    Federal Home Loan Mortgage Corp. .................     2,845
     159    Federal National Mortgage Association.............    11,294
                                                                --------
                                                                  14,139
                                                                --------
            UTILITIES -- 1.7%
      33    PPL Corp. ........................................     1,748
      60    TXU Corp. ........................................     3,874
                                                                --------
                                                                   5,622
                                                                --------
            Total common stocks
              (cost $288,292).................................  $337,932
                                                                --------
SHORT-TERM SECURITIES -- 2.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.2%
   4,143    Boston Global Investment Trust....................  $  4,143
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
 -------                                                        --------
            REPURCHASE AGREEMENTS -- 1.3%
 $   492    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    492
     492    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       492
     848    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       848
     210    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       210
   2,225    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     2,225
                                                                --------
                                                                   4,267
                                                                --------
            Total short-term securities
              (cost $8,410)...................................  $  8,410
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
            (TOTAL COST $296,702) m -- 101.5%.................   346,342
            OTHER ASSETS, LESS LIABILITIES -- (1.5%)..........    (4,977)
                                                                --------
            NET ASSETS -- 100.0%..............................  $341,365
                                                                ========

Note: Market value of investments in foreign securities represents 18.7% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $26,081, which represents 7.6% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $297,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $51,830
      Unrealized depreciation.........................   (3,135)
                                                        -------
      Net Unrealized appreciation.....................  $48,695
                                                        =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                                 CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                             TRANSACTION         MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                             -----------         ------------         --------         --------         --------------
Australian Dollar                          Sell                 $  4               $  4           1/6/2005              $--
Australian Dollar                          Sell                    3                  3           1/4/2005               --
Australian Dollar                          Sell                    3                  3           1/5/2005               --
British Pound                              Buy                    60                 60           1/4/2005               --
British Pound                              Buy                   116                116           1/5/2005               --
Canadian Dollars                           Buy                    69                 68           1/6/2005                1
Canadian Dollars                           Buy                   226                225           1/5/2005                1
Canadian Dollars                           Buy                   264                262           1/4/2005                2
                                                                                                                        ---
                                                                                                                        $ 4
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  HARTFORD                HARTFORD
                                                              ADVISERS HLS FUND         BOND HLS FUND
                                                              -----------------         -------------
ASSETS:
  Investments in securities, at value@......................     $12,673,872             $3,959,243
  Cash++....................................................               1                     --
  Foreign currency on deposit with custodian#...............              --                  5,701
  Unrealized appreciation in forward foreign currency
    contracts...............................................              --                  1,555
  Receivables:
    Investment securities sold..............................              --                    411
    Fund shares sold........................................              --                 27,984
    Dividends and interest..................................          42,080                 29,745
    Commission recapture....................................              28                     --
    Variation margin........................................              --                     --
    Forward foreign bonds...................................              --                     --
    Purchased options.......................................              --                     --
  Other assets..............................................             168                     40
                                                                 -----------             ----------
Total assets................................................      12,716,149              4,024,679
                                                                 -----------             ----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................              --                 12,150
  Bank overdraft............................................              --                     --
  Payable upon return of securities loaned..................       1,546,823                427,391
  Payables:
    Investment securities purchased.........................              --                 86,886
    Fund shares redeemed....................................           7,022                     --
    Dividends...............................................              --                     --
    Accounting services fees................................              --                     --
    Distribution fees.......................................              --                     --
    Variation margin........................................             245                     --
    Forward foreign bonds...................................              --                     --
    Written options.........................................              --                     --
  Accrued Expenses..........................................             366                    166
  Other liabilities.........................................              --                     --
                                                                 -----------             ----------
Total liabilities...........................................       1,554,456                526,593
                                                                 -----------             ----------
Net assets..................................................     $11,161,693             $3,498,086
                                                                 ===========             ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................     $10,641,413             $3,312,334
Accumulated undistributed net investment income.............         119,439                126,556
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        (541,086)                10,492
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................         941,927                 48,704
                                                                 -----------             ----------
Net assets..................................................     $11,161,693             $3,498,086
                                                                 ===========             ==========
Par value...................................................     $     0.001             $    0.001
                                                                 -----------             ----------
Total shares outstanding....................................         484,028                293,510
                                                                 -----------             ----------
Total shares authorized.....................................       9,500,000              5,000,000
                                                                 -----------             ----------
CLASS IA: Net asset value per share.........................     $     23.04             $    11.94
                                                                 -----------             ----------
         Shares outstanding.................................         420,921                209,918
                                                                 -----------             ----------
         Shares authorized..................................       8,500,000              4,400,000
                                                                 -----------             ----------
         Net assets.........................................     $ 9,699,374             $2,507,021
                                                                 -----------             ----------
CLASS IB: Net asset value per share.........................     $     23.17             $    11.86
                                                                 -----------             ----------
         Shares outstanding.................................          63,107                 83,592
                                                                 -----------             ----------
         Shares authorized..................................       1,000,000                600,000
                                                                 -----------             ----------
         Net assets.........................................     $ 1,462,319             $  991,065
                                                                 -----------             ----------
@ Cost of securities........................................     $11,732,244             $3,900,149
                                                                 -----------             ----------
@ Market value of securities on loan........................     $ 1,514,361             $  418,758
                                                                 -----------             ----------
@ Market value of repurchase agreements.....................     $        --             $       --
                                                                 -----------             ----------
 ++ Cash held as collateral on loaned securities............     $        --             $       --
                                                                 -----------             ----------
 # Cost of foreign currency on deposit with custodian.......     $        --             $    5,605
                                                                 -----------             ----------

--------------------------------------------------------------------------------

          HARTFORD              HARTFORD             HARTFORD           HARTFORD        HARTFORD        HARTFORD
    CAPITAL APPRECIATION   DISCIPLINED EQUITY   DIVIDEND AND GROWTH   EQUITY INCOME    FOCUS HLS     GLOBAL ADVISERS
          HLS FUND              HLS FUND             HLS FUND           HLS FUND          FUND          HLS FUND
    --------------------   ------------------   -------------------   -------------   ------------   ---------------
        $13,908,016            $1,081,545           $6,422,901          $115,826        $ 91,173       $  549,108
                 --                 2,779                    1                --               1               46
             16,552                    --                   --                --              --               94
                 21                    --                   --                --              --            2,219
             53,037                    --                6,346                --              --           78,764
              1,819                   529                1,224               371              17              242
             11,723                 1,415                7,559               137              42            2,332
                445                    12                   32                --               3               10
                 --                    --                   --                --              --               --
                 --                    --                   --                --              --           21,942
                 --                    --                   --                --              --               --
                325                    48                  345                 1               1                6
        -----------            ----------           ----------          --------        --------       ----------
         13,991,938             1,086,328            6,438,408           116,335          91,237          654,763
        -----------            ----------           ----------          --------        --------       ----------
                 --                    --                   --                --              --            3,762
                 --                    --                   --                --              --               --
            700,928                45,139              316,872                --              --           51,159
             31,441                    --                8,229             1,254             108          128,166
                395                    --                   --                --              18               --
                 --                    --                   --                --              --               --
                 --                    --                   --                --              --               --
                 --                    --                   --                --              --               --
                 --                    43                   --                --              --                2
                 --                    --                   --                --              --           21,870
                 --                    --                   --                --              --               34
              1,431                    37                  233                 9               4               76
                 --                    --                   --                --              --               --
        -----------            ----------           ----------          --------        --------       ----------
            734,195                45,219              325,334             1,263             130          205,069
        -----------            ----------           ----------          --------        --------       ----------
        $13,257,743            $1,041,109           $6,113,074          $115,072        $ 91,107       $  449,694
        ===========            ==========           ==========          ========        ========       ==========
        $10,422,956            $1,062,020           $5,117,583          $106,901        $ 83,607       $  414,118
             30,692                 3,295               14,303                 2             818            9,260
            314,386              (145,346)              76,676              (250)          2,192          (16,139)
          2,489,709               121,140              904,512             8,419           4,490           42,455
        -----------            ----------           ----------          --------        --------       ----------
        $13,257,743            $1,041,109           $6,113,074          $115,072        $ 91,107       $  449,694
        ===========            ==========           ==========          ========        ========       ==========
        $     0.001            $    0.001           $    0.001          $  0.001        $  0.001       $    0.001
        -----------            ----------           ----------          --------        --------       ----------
            248,343                86,794              293,754             9,887           8,968           35,946
        -----------            ----------           ----------          --------        --------       ----------
          5,000,000             3,500,000            4,000,000           800,000         800,000        1,000,000
        -----------            ----------           ----------          --------        --------       ----------
        $     53.43            $    12.02           $    20.83          $  11.64        $  10.18       $    12.53
        -----------            ----------           ----------          --------        --------       ----------
            201,228                64,157              226,628             7,747           4,863           28,955
        -----------            ----------           ----------          --------        --------       ----------
          4,250,000             3,300,000            3,500,000           600,000         600,000          800,000
        -----------            ----------           ----------          --------        --------       ----------
        $10,751,945            $  770,938           $4,719,662          $ 90,196        $ 49,520       $  362,757
        -----------            ----------           ----------          --------        --------       ----------
        $     53.18            $    11.93           $    20.76          $  11.62        $  10.13       $    12.44
        -----------            ----------           ----------          --------        --------       ----------
             47,115                22,637               67,126             2,140           4,105            6,991
        -----------            ----------           ----------          --------        --------       ----------
            750,000               200,000              500,000           200,000         200,000          200,000
        -----------            ----------           ----------          --------        --------       ----------
        $ 2,505,798            $  270,171           $1,393,412          $ 24,876        $ 41,587       $   86,937
        -----------            ----------           ----------          --------        --------       ----------
        $11,418,552            $  960,543           $5,518,388          $107,407        $ 86,684       $  503,359
        -----------            ----------           ----------          --------        --------       ----------
        $   680,089            $   43,730           $  309,368          $     --        $     --       $   49,136
        -----------            ----------           ----------          --------        --------       ----------
        $        --            $       --           $       --          $     --        $     --       $   83,902
        -----------            ----------           ----------          --------        --------       ----------
        $        --            $        1           $       --          $     --        $     --       $       --
        -----------            ----------           ----------          --------        --------       ----------
        $    16,190            $       --           $       --          $     --        $     --       $       93
        -----------            ----------           ----------          --------        --------       ----------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    HARTFORD                        HARTFORD
                                                              GLOBAL COMMUNICATIONS         GLOBAL FINANCIAL SERVICES
                                                                    HLS FUND                        HLS FUND
                                                              ---------------------         -------------------------
ASSETS:
  Investments in securities, at value@......................        $ 31,874                        $ 44,339
  Cash++....................................................              --                               1
  Foreign currency on deposit with custodian#...............             117                              --
  Unrealized appreciation in forward foreign currency
    contracts...............................................              --                               1
  Receivables:
    Investment securities sold..............................              31                             749
    Fund shares sold........................................              --                               2
    Dividends and interest..................................             163                              45
    Commission recapture....................................              --                               1
    Variation margin........................................              --                              --
    Forward foreign bonds...................................              --                              --
    Purchased options.......................................              --                              --
  Other assets..............................................               2                               1
                                                                    --------                        --------
Total assets................................................          32,187                          45,139
                                                                    --------                        --------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................              --                               1
  Bank overdraft............................................              --                              --
  Payable upon return of securities loaned..................           2,516                           2,546
  Payables:
    Investment securities purchased.........................              --                             791
    Fund shares redeemed....................................               6                               4
    Dividends...............................................              --                              --
    Accounting services fees................................              --                              --
    Distribution fees.......................................              --                              --
    Variation margin........................................              --                              --
    Forward foreign bonds...................................              --                              --
    Written options.........................................              --                              --
  Accrued Expenses..........................................               9                              14
  Other liabilities.........................................              --                              --
                                                                    --------                        --------
Total liabilities...........................................           2,531                           3,356
                                                                    --------                        --------
Net assets..................................................        $ 29,656                        $ 41,783
                                                                    ========                        ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................        $ 22,171                        $ 34,935
Accumulated undistributed net investment income (loss)......             444                             656
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................              63                            (192)
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................           6,978                           6,384
                                                                    --------                        --------
Net assets..................................................        $ 29,656                        $ 41,783
                                                                    ========                        ========
Par value...................................................        $  0.001                        $  0.001
                                                                    --------                        --------
Total shares outstanding....................................           3,363                           3,861
                                                                    --------                        --------
Total shares authorized.....................................         800,000                         800,000
                                                                    --------                        --------
CLASS IA: Net asset value per share.........................        $   8.84                        $  10.85
                                                                    --------                        --------
         Shares outstanding.................................           1,984                           2,029
                                                                    --------                        --------
         Shares authorized..................................         600,000                         600,000
                                                                    --------                        --------
         Net assets.........................................        $ 17,537                        $ 22,010
                                                                    --------                        --------
CLASS IB: Net asset value per share.........................        $   8.79                        $  10.79
                                                                    --------                        --------
         Shares outstanding.................................           1,379                           1,832
                                                                    --------                        --------
         Shares authorized..................................         200,000                         200,000
                                                                    --------                        --------
         Net assets.........................................        $ 12,119                        $ 19,773
                                                                    --------                        --------
@ Cost of securities........................................        $ 24,905                        $ 37,957
                                                                    --------                        --------
@ Market value of securities on loan........................        $  2,367                        $  2,421
                                                                    --------                        --------
@ Market value of repurchase agreements.....................        $     --                        $     --
                                                                    --------                        --------
 ++ Cash held as collateral on loaned securities............        $     --                        $     --
                                                                    --------                        --------
 # Cost of foreign currency on deposit with custodian.......        $    115                        $     --
                                                                    --------                        --------

--------------------------------------------------------------------------------

      HARTFORD         HARTFORD          HARTFORD                                HARTFORD           HARTFORD
    GLOBAL HEALTH   GLOBAL LEADERS   GLOBAL TECHNOLOGY      HARTFORD       GROWTH OPPORTUNITIES    HIGH YIELD
      HLS FUND         HLS FUND          HLS FUND        GROWTH HLS FUND         HLS FUND           HLS FUND
    -------------   --------------   -----------------   ---------------   --------------------   ------------
      $502,241        $1,544,992         $165,749           $421,406            $1,058,205         $  946,496
             1                 1               --                  1                    --                  2
            --               367              181                 --                    --             12,230
            12                --               --                 --                    --                  6
         1,016                 1              889              1,260                 4,662                132
            --               436               --                295                   516                 24
           206               782               12                132                   246             14,292
             4                47               18                  7                    36                 --
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 --
             4                34                8                 --                    27                 70
      --------        ----------         --------           --------            ----------         ----------
       503,484         1,546,660          166,857            423,101             1,063,692            973,252
      --------        ----------         --------           --------            ----------         ----------
            --                --               --                 --                    --                 --
            --                --              122                 --                    --                 --
        66,468           262,164            8,289                 --                89,477            128,313
         1,510             1,813               66              2,710                12,370             15,942
           254             4,478              386                 --                   242                289
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 74
            --                --               --                 --                    --                 --
            --                --               --                 --                    --                 --
            19               153                6                 22                    33                 80
            --                --               --                  1                    --                  1
      --------        ----------         --------           --------            ----------         ----------
        68,251           268,608            8,869              2,733               102,122            144,699
      --------        ----------         --------           --------            ----------         ----------
      $435,233        $1,278,052         $157,988           $420,368            $  961,570         $  828,553
      ========        ==========         ========           ========            ==========         ==========
      $356,900        $1,160,294         $216,161           $361,408            $  837,802         $  793,661
           (13)            3,256              275                 --                   (35)            48,629
        27,937           (73,879)         (76,100)            16,152               (31,434)           (44,537)
        50,409           188,381           17,652             42,808               155,237             30,800
      --------        ----------         --------           --------            ----------         ----------
      $435,233        $1,278,052         $157,988           $420,368            $  961,570         $  828,553
      ========        ==========         ========           ========            ==========         ==========
      $  0.001        $    0.001         $  0.001           $  0.001            $    0.001         $    0.001
      --------        ----------         --------           --------            ----------         ----------
        25,785            69,491           32,054             33,816                34,834             81,001
      --------        ----------         --------           --------            ----------         ----------
       800,000         3,400,000          800,000            800,000               700,000          2,800,000
      --------        ----------         --------           --------            ----------         ----------
      $  16.92        $    18.41         $   4.94           $  12.47            $    27.63         $    10.26
      --------        ----------         --------           --------            ----------         ----------
        18,301            54,577           22,634             20,013                30,720             50,552
      --------        ----------         --------           --------            ----------         ----------
       600,000         3,200,000          600,000            600,000               500,000          2,600,000
      --------        ----------         --------           --------            ----------         ----------
      $309,641        $1,004,850         $111,876           $249,473            $  848,674         $  518,881
      --------        ----------         --------           --------            ----------         ----------
      $  16.78        $    18.32         $   4.90           $  12.38            $    27.44         $    10.17
      --------        ----------         --------           --------            ----------         ----------
         7,484            14,914            9,420             13,803                 4,114             30,449
      --------        ----------         --------           --------            ----------         ----------
       200,000           200,000          200,000            200,000               200,000            200,000
      --------        ----------         --------           --------            ----------         ----------
      $125,592        $  273,202         $ 46,112           $170,895            $  112,896         $  309,672
      --------        ----------         --------           --------            ----------         ----------
      $451,837        $1,356,665         $148,100           $378,599            $  902,964         $  915,816
      --------        ----------         --------           --------            ----------         ----------
      $ 64,440        $  252,278         $  8,067           $     --            $   87,572         $  125,652
      --------        ----------         --------           --------            ----------         ----------
      $     --        $       --         $     --           $     --            $       --         $       --
      --------        ----------         --------           --------            ----------         ----------
      $     --        $       --         $     --           $     --            $       --         $       --
      --------        ----------         --------           --------            ----------         ----------
      $     --        $      342         $    179           $     --            $       --         $   12,117
      --------        ----------         --------           --------            ----------         ----------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                           HARTFORD
                                                                                        INTERNATIONAL
                                                                 HARTFORD            CAPITAL APPRECIATION
                                                              INDEX HLS FUND               HLS FUND
                                                              --------------         --------------------
ASSETS:
  Investments in securities, at value@......................    $2,261,782                 $428,358
  Cash++....................................................            --                        1
  Foreign currency on deposit with custodian#...............            --                       10
  Unrealized appreciation in forward foreign currency
    contracts...............................................            --                       24
  Receivables:
    Investment securities sold..............................        16,972                       --
    Fund shares sold........................................            --                      680
    Dividends and interest..................................         2,885                      153
    Commission recapture....................................            --                       14
    Variation margin........................................            --                       --
    Forward foreign bonds...................................            --                       --
    Purchased options.......................................            --                       --
  Other assets..............................................             9                       16
                                                                ----------                 --------
Total assets................................................     2,281,648                  429,256
                                                                ----------                 --------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................            --                       --
  Bank overdraft............................................           236                       --
  Payable upon return of securities loaned..................        52,295                   80,306
  Payables:
    Investment securities purchased.........................            --                    2,984
    Fund shares redeemed....................................         2,577                       --
    Dividends...............................................            --                       --
    Accounting services fees................................            --                       --
    Distribution fees.......................................            --                       --
    Variation margin........................................            17                       --
    Forward foreign bonds...................................            --                       --
    Written options.........................................            --                       --
  Accrued Expenses..........................................            94                       80
  Other liabilities.........................................            --                       --
                                                                ----------                 --------
Total liabilities...........................................        55,219                   83,370
                                                                ----------                 --------
Net assets..................................................    $2,226,429                 $345,886
                                                                ==========                 ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,883,418                 $280,283
Accumulated undistributed net investment income (loss)......         8,842                      659
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        52,452                   17,952
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................       281,717                   46,992
                                                                ----------                 --------
Net assets..................................................    $2,226,429                 $345,886
                                                                ==========                 ========
Par value...................................................    $    0.001                 $  0.001
                                                                ----------                 --------
Total shares outstanding....................................        69,250                   27,857
                                                                ----------                 --------
Total shares authorized.....................................     4,000,000                  800,000
                                                                ----------                 --------
CLASS IA: Net asset value per share.........................    $    32.17                 $  12.45
                                                                ----------                 --------
         Shares outstanding.................................        61,350                   16,763
                                                                ----------                 --------
         Shares authorized..................................     3,500,000                  600,000
                                                                ----------                 --------
         Net assets.........................................    $1,973,470                 $208,703
                                                                ----------                 --------
CLASS IB: Net asset value per share.........................    $    32.02                 $  12.37
                                                                ----------                 --------
         Shares outstanding.................................         7,900                   11,094
                                                                ----------                 --------
         Shares authorized..................................       500,000                  200,000
                                                                ----------                 --------
         Net assets.........................................    $  252,959                 $137,183
                                                                ----------                 --------
@ Cost of securities........................................    $1,980,111                 $381,372
                                                                ----------                 --------
@ Market value of securities on loan........................    $   50,562                 $ 76,924
                                                                ----------                 --------
@ Market value of repurchase agreements.....................    $       --                 $     --
                                                                ----------                 --------
 ++ Cash held as collateral on loaned securities............    $       --                 $     --
                                                                ----------                 --------
 # Cost of foreign currency on deposit with custodian.......    $       --                 $      9
                                                                ----------                 --------

--------------------------------------------------------------------------------

      HARTFORD        HARTFORD
    INTERNATIONAL   INTERNATIONAL    HARTFORD      HARTFORD       HARTFORD          HARTFORD
    OPPORTUNITIES   SMALL COMPANY     MIDCAP     MIDCAP VALUE   MONEY MARKET   MORTGAGE SECURITIES
      HLS FUND        HLS FUND       HLS FUND      HLS FUND       HLS FUND          HLS FUND
    -------------   -------------   ----------   ------------   ------------   -------------------
     $1,427,340       $170,608      $2,602,206    $1,415,850     $1,552,049        $  758,076
              1             --              1              1              1                 1
            329             92             72             --             --                --
            107            244              6              1             --                --
          2,144            418          8,799          8,896             --            29,708
            377            219             --             --          2,627                34
          1,203            136          1,859            791          3,190             2,758
             55              8             72             27             --                --
             --             --             --             --             --                --
             --             --             --             --             --                --
             --             --             --             --             --                --
             52             14             13             10              1                --
     ----------       --------      ----------    ----------     ----------        ----------
      1,431,608        171,739      2,613,028      1,425,576      1,557,868           790,577
     ----------       --------      ----------    ----------     ----------        ----------
             --          1,136              8              1             --                --
             --             --             --             --             --                --
        121,177         28,598        159,491        162,191             --                --
          7,165          3,202          9,346         28,299             --            88,219
            407             --         28,758         28,886          8,289               851
             --             --             --             --          2,199                --
             --             --             --             --             --                --
             --             --             --             --             --                --
             --             --             --             --             --                --
             --             --             --             --             --                --
             --             --             --             --             --                --
            223             41             49             59             47                40
             --             --             --             --             --                64
     ----------       --------      ----------    ----------     ----------        ----------
        128,972         32,977        197,652        219,436         10,535            89,174
     ----------       --------      ----------    ----------     ----------        ----------
     $1,302,636       $138,762      $2,415,376    $1,206,140     $1,547,333        $  701,403
     ==========       ========      ==========    ==========     ==========        ==========
     $1,333,554       $114,741      $1,816,344    $  882,909     $1,547,333        $  679,771
            (58)           892          1,856          2,432             --            27,266
       (221,289)        12,136         35,960        103,954             --            (9,647)
        190,429         10,993        561,216        216,845             --             4,013
     ----------       --------      ----------    ----------     ----------        ----------
     $1,302,636       $138,762      $2,415,376    $1,206,140     $1,547,333        $  701,403
     ==========       ========      ==========    ==========     ==========        ==========
     $    0.001       $  0.001      $   0.001     $    0.001     $    0.001        $    0.001
     ----------       --------      ----------    ----------     ----------        ----------
        109,919          9,583         84,467         85,373      1,547,333            60,041
     ----------       --------      ----------    ----------     ----------        ----------
      2,625,000        800,000      2,400,000      1,200,000      7,000,000         1,200,000
     ----------       --------      ----------    ----------     ----------        ----------
     $    11.86       $  14.52      $   28.61     $    14.16     $     1.00        $    11.71
     ----------       --------      ----------    ----------     ----------        ----------
         88,968          5,786         76,666         54,419      1,294,525            44,517
     ----------       --------      ----------    ----------     ----------        ----------
      2,000,000        600,000      1,800,000        800,000      6,000,000           900,000
     ----------       --------      ----------    ----------     ----------        ----------
     $1,054,884       $ 84,012      $2,193,649    $  770,328     $1,294,525        $  521,171
     ----------       --------      ----------    ----------     ----------        ----------
     $    11.83       $  14.42      $   28.42     $    14.08     $     1.00        $    11.61
     ----------       --------      ----------    ----------     ----------        ----------
         20,951          3,797          7,801         30,954        252,808            15,524
     ----------       --------      ----------    ----------     ----------        ----------
        625,000        200,000        600,000        400,000      1,000,000           300,000
     ----------       --------      ----------    ----------     ----------        ----------
     $  247,752       $ 54,750      $ 221,727     $  435,812     $  252,808        $  180,232
     ----------       --------      ----------    ----------     ----------        ----------
     $1,237,058       $158,707      $2,040,985    $1,199,006     $1,552,049        $  754,063
     ----------       --------      ----------    ----------     ----------        ----------
     $  115,027       $ 27,110      $ 154,649     $  157,963     $       --        $       --
     ----------       --------      ----------    ----------     ----------        ----------
     $       --       $     --      $      --     $       --     $       --        $       --
     ----------       --------      ----------    ----------     ----------        ----------
     $       --       $     --      $      --     $       --     $       --        $       --
     ----------       --------      ----------    ----------     ----------        ----------
     $      316       $     91      $      72     $       --     $       --        $       --
     ----------       --------      ----------    ----------     ----------        ----------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD               HARTFORD
                                                              SMALL COMPANY         SMALLCAP GROWTH
                                                                HLS FUND               HLS FUND
                                                              -------------         ---------------
ASSETS:
  Investments in securities, at value@......................   $1,257,855              $792,855
  Cash++....................................................           --                   207
  Foreign currency on deposit with custodian#...............           --                    --
  Unrealized appreciation in forward foreign currency
    contracts...............................................           --                    --
  Receivables:
    Investment securities sold..............................        5,605                    --
    Fund shares sold........................................           --                 1,123
    Dividends and interest..................................          114                   258
    Commission recapture....................................           34                     4
    Variation margin........................................           --                     7
    Forward foreign bonds...................................           --                    --
    Purchased options.......................................           --                    --
  Other assets..............................................           43                    28
                                                               ----------              --------
Total assets................................................    1,263,651               794,482
                                                               ----------              --------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................            1                    --
  Bank overdraft............................................          548                    --
  Payable upon return of securities loaned..................      109,555                89,155
  Payables:
    Investment securities purchased.........................       16,502                    --
    Fund shares redeemed....................................        1,632                    --
    Dividends...............................................           --                    --
    Accounting services fees................................           --                    --
    Distribution fees.......................................           --                    --
    Variation margin........................................           --                    --
    Forward foreign bonds...................................           --                    --
    Written options.........................................           --                    --
  Accrued Expenses..........................................           49                    21
  Other liabilities.........................................           --                    --
                                                               ----------              --------
Total liabilities...........................................      128,287                89,176
                                                               ----------              --------
Net assets..................................................   $1,135,364              $705,306
                                                               ==========              ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $1,113,051              $644,840
Accumulated undistributed net investment income.............           --                    24
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................     (174,610)              (28,707)
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................      196,923                89,149
                                                               ----------              --------
Net assets..................................................   $1,135,364              $705,306
                                                               ==========              ========
Par value...................................................   $    0.001              $  0.001
                                                               ----------              --------
Total shares outstanding....................................       70,035                34,834
                                                               ----------              --------
Total shares authorized.....................................    1,500,000               700,000
                                                               ----------              --------
CLASS IA: Net asset value per share.........................   $    16.25              $  20.26
                                                               ----------              --------
         Shares outstanding.................................       55,684                24,861
                                                               ----------              --------
         Shares authorized..................................    1,125,000               500,000
                                                               ----------              --------
         Net assets.........................................   $  904,912              $503,717
                                                               ----------              --------
CLASS IB: Net asset value per share.........................   $    16.06              $  20.21
                                                               ----------              --------
         Shares outstanding.................................       14,351                 9,973
                                                               ----------              --------
         Shares authorized..................................      375,000               200,000
                                                               ----------              --------
         Net assets.........................................   $  230,452              $201,589
                                                               ----------              --------
@ Cost of securities........................................   $1,060,933              $703,763
                                                               ----------              --------
@ Market value of securities on loan........................   $  106,377              $ 85,426
                                                               ----------              --------
@ Market value of repurchase agreements.....................   $       --              $     --
                                                               ----------              --------
 ++ Cash held as collateral on loaned securities............   $       --              $    206
                                                               ----------              --------
 # Cost of foreign currency on deposit with custodian.......   $       --              $     --
                                                               ----------              --------

--------------------------------------------------------------------------------

                          HARTFORD                               HARTFORD
       HARTFORD        U.S. GOVERNMENT        HARTFORD      VALUE OPPORTUNITIES
    STOCK HLS FUND   SECURITIES HLS FUND   VALUE HLS FUND        HLS FUND
    --------------   -------------------   --------------   -------------------
      $6,483,653         $1,068,354           $289,646           $346,342
               1                  1                  1                  1
              --                 --                 --                 --
              --                 --                 --                  4
              --             33,491                 --              4,878
             229             28,581                190                197
           4,385              4,899                276                320
              18                 --                  2                  2
              --                 --                 --                 --
              --                 --                 --                 --
              --                 --                 --                 --
               7                 25                  1                  1
      ----------         ----------           --------           --------
       6,488,293          1,135,351            290,116            351,745
      ----------         ----------           --------           --------
              --                 --                 --                 --
              --                 --                 --                 --
         103,412            149,631              7,210              4,143
              --            167,170                 20              6,214
           8,438                 --                 --                  3
              --                 --                 --                 --
              --                 --                 --                 --
              --                 --                 --                 --
              --                 --                 --                 --
              --                 --                 --                 --
              --                 --                 --                 --
             207                 20                 15                 20
              --                 --                 --                 --
      ----------         ----------           --------           --------
         112,057            316,821              7,245             10,380
      ----------         ----------           --------           --------
      $6,376,236         $  818,530           $282,871           $341,365
      ==========         ==========           ========           ========
      $6,672,800         $  804,163           $235,551           $278,457
          35,592             24,593              3,214              2,566
        (835,720)            (9,033)             2,128             10,706
         503,564             (1,193)            41,978             49,636
      ----------         ----------           --------           --------
      $6,376,236         $  818,530           $282,871           $341,365
      ==========         ==========           ========           ========
      $    0.001         $    0.001           $  0.001           $  0.001
      ----------         ----------           --------           --------
         139,495             72,918             26,428             18,819
      ----------         ----------           --------           --------
       4,000,000            700,000            800,000            700,000
      ----------         ----------           --------           --------
      $    45.72         $    11.24           $  10.73           $  18.16
      ----------         ----------           --------           --------
         123,741             46,592             15,163             14,291
      ----------         ----------           --------           --------
       3,000,000            500,000            600,000            500,000
      ----------         ----------           --------           --------
      $5,657,943         $  523,819           $162,644           $259,593
      ----------         ----------           --------           --------
      $    45.59         $    11.19           $  10.67           $  18.06
      ----------         ----------           --------           --------
          15,754             26,326             11,265              4,528
      ----------         ----------           --------           --------
       1,000,000            200,000            200,000            200,000
      ----------         ----------           --------           --------
      $  718,293         $  294,711           $120,227           $ 81,772
      ----------         ----------           --------           --------
      $5,980,089         $1,069,546           $247,667           $296,702
      ----------         ----------           --------           --------
      $   99,920         $  146,815           $  7,033           $  3,946
      ----------         ----------           --------           --------
      $       --         $  142,666           $     --           $     --
      ----------         ----------           --------           --------
      $       --         $       --           $     --           $     --
      ----------         ----------           --------           --------
      $       --         $       --           $     --           $     --
      ----------         ----------           --------           --------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              HARTFORD          HARTFORD
                                                              ADVISERS            BOND
                                                                 HLS              HLS
                                                                FUND              FUND
                                                              ---------         --------
INVESTMENT INCOME:
  Dividends.................................................  $ 162,094         $     50
  Interest..................................................    154,565          135,951
  Securities lending........................................      1,965              556
  Other.....................................................      1,778              623
  Less: Foreign tax withheld................................        (48)              --
                                                              ---------         --------
    Total investment income.................................    320,354          137,180
                                                              ---------         --------
EXPENSES:
  Investment advisory fees..................................     49,198            8,575
  Administrative services fees..............................     22,740            6,510
  Accounting services.......................................      2,274              651
  Board of Directors fees...................................        128               36
  Custodian fees, gross.....................................         47              102
  Distribution fees -- Class IB.............................      3,448            2,160
  Other expenses............................................      1,473              445
                                                              ---------         --------
    Total expenses (before offsets).........................     79,308           18,479
  Less: Expenses paid indirectly............................       (711)             (39)
                                                              ---------         --------
    Total expenses net......................................     78,597           18,440
                                                              ---------         --------
  Net investment income (loss)..............................    241,757          118,740
                                                              ---------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................    384,886           38,124
  Net realized gain (loss) on futures contracts.............        554               --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         47           (3,309)
  Net realized gain (loss) on foreign currency
    transactions............................................        (78)           1,489
  Net realized gain (loss) on option contracts..............         --               --
  Net unrealized appreciation (depreciation) on
    securities..............................................   (227,139)             198
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................        299               --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................         --               --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................         --          (10,599)
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         --              (21)
  Net unrealized appreciation (depreciation) on option
    contracts...............................................         --               --
                                                              ---------         --------
  Net realized and unrealized gain (loss) on investments....    158,569           25,882
                                                              ---------         --------
  Net increase (decrease) in net assets resulting from
    operations..............................................  $ 400,326         $144,622
                                                              =========         ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD      HARTFORD       HARTFORD                     HARTFORD
      CAPITAL      DISCIPLINED   DIVIDEND AND     HARTFORD       FOCUS        HARTFORD
    APPRECIATION     EQUITY       GROWTH HLS    EQUITY INCOME     HLS      GLOBAL ADVISERS
      HLS FUND      HLS FUND         FUND         HLS FUND        FUND        HLS FUND
    ------------   -----------   ------------   -------------   --------   ---------------
     $  166,189      $19,989       $125,102        $1,550       $ 1,699        $ 3,577
          3,650          520          2,915            30            27          4,527
          1,362           12            510            --            --            103
            760           50            342            --            --             --
         (6,723)          --         (1,586)           (1)           --           (260)
     ----------      -------       --------        ------       -------        -------
        165,238       20,571        127,283         1,579         1,726          7,947
     ----------      -------       --------        ------       -------        -------
         49,601        4,684         23,456           344           584          2,162
         22,930        1,814         10,626           110           180            776
          2,293          181          1,063            11            18             78
            127           10             59             1             1              4
          3,568           12             15            18             4            170
          4,935          504          2,795            32           101            139
          1,503          145            709            13            20             59
     ----------      -------       --------        ------       -------        -------
         84,957        7,350         38,723           529           908          3,388
         (3,527)        (123)          (468)          (11)          (35)          (221)
     ----------      -------       --------        ------       -------        -------
         81,430        7,227         38,255           518           873          3,167
     ----------      -------       --------        ------       -------        -------
         83,808       13,344         89,028         1,061           853          4,780
     ----------      -------       --------        ------       -------        -------
      1,604,673       41,798        207,796          (259)        9,330         39,907
             --        3,584             --            --            --            565
        (11,553)          --             --            --            --         (4,879)
          1,588           --             29            (1)           --             71
             --           --             --            --            --            183
        430,008       20,517        362,363         7,866        (7,487)         3,658
             --       (1,128)            --            --            --            (45)
             --           --             --            --            --            357
            102           --             --            --            --          1,947
            190           --             --            --            --         (1,033)
             --           --             --            --            --             28
     ----------      -------       --------        ------       -------        -------
      2,025,008       64,771        570,188         7,606         1,843         40,759
     ----------      -------       --------        ------       -------        -------
     $2,108,816      $78,115       $659,216        $8,667       $ 2,696        $45,539
     ==========      =======       ========        ======       =======        =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              HARTFORD GLOBAL          HARTFORD GLOBAL
                                                              COMMUNICATIONS          FINANCIAL SERVICES
                                                                 HLS FUND                  HLS FUND
                                                              ---------------         ------------------
INVESTMENT INCOME:
  Dividends.................................................      $  851                    $1,130
  Interest..................................................          10                         7
  Securities lending........................................          16                         9
  Other.....................................................          --                        --
  Less: Foreign tax withheld................................         (65)                      (49)
                                                                  ------                    ------
    Total investment income (loss)..........................         812                     1,097
                                                                  ------                    ------
EXPENSES:
  Investment advisory fees..................................         188                       256
  Administrative services fees..............................          58                        79
  Accounting services.......................................           6                         8
  Board of Directors fees...................................          --                        --
  Custodian fees, gross.....................................          26                        25
  Distribution fees -- Class IB.............................          28                        46
  Other expenses............................................          13                        16
                                                                  ------                    ------
    Total expenses (before offsets).........................         319                       430
  Less: Expenses paid indirectly............................          (6)                      (12)
                                                                  ------                    ------
    Total expenses net......................................         313                       418
                                                                  ------                    ------
  Net investment income (loss)..............................         499                       679
                                                                  ------                    ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       5,267                     1,579
  Net realized gain (loss) on futures contracts.............          --                        --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (36)                      (48)
  Net realized gain (loss) on foreign currency
    transactions............................................         (16)                       42
  Net realized gain (loss) on option contracts..............          --                        --
  Net unrealized appreciation (depreciation) on
    securities..............................................        (425)                    2,176
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................          --                        --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................          --                        --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................          --                        (1)
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...           8                         3
  Net unrealized appreciation (depreciation) on option
    contracts...............................................          --                        --
                                                                  ------                    ------
  Net realized and unrealized gain (loss) on investments....       4,798                     3,751
                                                                  ------                    ------
  Net increase (decrease) in net assets resulting from
    operations..............................................      $5,297                    $4,430
                                                                  ======                    ======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD         HARTFORD      HARTFORD GLOBAL     HARTFORD     HARTFORD GROWTH     HARTFORD
    GLOBAL HEALTH   GLOBAL LEADERS     TECHNOLOGY       GROWTH HLS     OPPORTUNITIES     HIGH YIELD
      HLS FUND         HLS FUND         HLS FUND           FUND          HLS FUND         HLS FUND
    -------------   --------------   ---------------   ------------   ---------------   ------------
       $ 3,782         $ 15,699          $ 1,928         $ 2,832         $  3,471         $   119
           116              512                5             154              401          52,893
           142              538               22              --              279             218
             1               72                4              --            2,515             562
          (185)          (1,080)             (18)             (4)             (15)             --
       -------         --------          -------         -------         --------         -------
         3,856           15,741            1,941           2,982            6,651          53,792
       -------         --------          -------         -------         --------         -------
         2,602            5,287            1,106           1,981            5,112           3,989
           826            2,081              340             646               --           1,522
            83              208               34              65               --             152
             5               11                2               4                9               9
            36              328               38              15               34              26
           295              481              112             330              203             713
            63              159               31              53              139             126
       -------         --------          -------         -------         --------         -------
         3,910            8,555            1,663           3,094            5,497           6,537
           (51)            (977)            (139)            (74)            (526)             --
       -------         --------          -------         -------         --------         -------
         3,859            7,578            1,524           3,020            4,971           6,537
       -------         --------          -------         -------         --------         -------
            (3)           8,163              417             (38)           1,680          47,255
       -------         --------          -------         -------         --------         -------
        28,982          111,488            3,366          16,386          106,197          18,982
            --               --               --              --               --          (1,001)
            57             (197)              (4)             --             (125)           (186)
           (78)             358               10               1              169            (133)
            --               --               --              --               --              --
        19,358           68,500           (4,438)         22,696           27,685          (9,081)
            --               --               --              --               --              58
            --               --               --              --               --              --
            (6)              (3)              (2)             --                5               6
            15               33                5              --              (11)             73
            --               --               --              --               --              --
       -------         --------          -------         -------         --------         -------
        48,328          180,179           (1,063)         39,083          133,920           8,718
       -------         --------          -------         -------         --------         -------
       $48,325         $188,342          $  (646)        $39,045         $135,600         $55,973
       =======         ========          =======         =======         ========         =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                      HARTFORD
                                                              HARTFORD             INTERNATIONAL
                                                              INDEX HLS         CAPITAL APPRECIATION
                                                                FUND                  HLS FUND
                                                              ---------         --------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 43,787                $ 3,678
  Interest..................................................       408                    162
  Securities lending........................................        71                    154
  Other.....................................................        --                     --
  Less: Foreign tax withheld................................        --                   (402)
                                                              --------                -------
    Total investment income (loss)..........................    44,266                  3,592
                                                              --------                -------
EXPENSES:
  Investment advisory fees..................................     4,342                  1,332
  Administrative services fees..............................     4,342                    411
  Accounting services.......................................       434                     41
  Board of Directors fees...................................        24                      2
  Custodian fees, gross.....................................        44                    177
  Distribution fees -- Class IB.............................       563                    221
  Other expenses............................................       308                     34
                                                              --------                -------
    Total expenses (before offsets).........................    10,057                  2,218
  Less: Expenses paid indirectly............................        (1)                  (174)
                                                              --------                -------
    Total expenses net......................................    10,056                  2,044
                                                              --------                -------
  Net investment income (loss)..............................    34,210                  1,548
                                                              --------                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................    60,680                 18,388
  Net realized gain (loss) on futures contracts.............     1,403                     --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................        --                    369
  Net realized gain (loss) on foreign currency
    transactions............................................        --                 (1,072)
  Net realized gain (loss) on option contracts..............        --                     --
  Net unrealized appreciation (depreciation) on
    securities..............................................   115,951                 31,393
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................      (271)                    --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................        --                     --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................        --                     10
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        --                     (6)
  Net unrealized appreciation (depreciation) on option
    contracts...............................................        --                     --
                                                              --------                -------
  Net realized and unrealized gain (loss) on investments....   177,763                 49,082
                                                              --------                -------
  Net increase (decrease) in net assets resulting from
    operations..............................................  $211,973                $50,630
                                                              ========                =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD        HARTFORD                 HARTFORD                    HARTFORD
    INTERNATIONAL   INTERNATIONAL   HARTFORD    MIDCAP       HARTFORD      MORTGAGE
    OPPORTUNITIES   SMALL COMPANY    MIDCAP    VALUE HLS   MONEY MARKET   SECURITIES
      HLS FUND        HLS FUND      HLS FUND     FUND        HLS FUND      HLS FUND
    -------------   -------------   --------   ---------   ------------   ----------
      $ 21,477         $ 2,682      $23,203    $ 11,692      $    --        $    --
           153              33          448         262       24,958         27,537
           721              99          201         109           --             --
            --              --        1,635           1           13              1
        (2,555)           (212)         (63)       (156)          --             --
      --------         -------      --------   --------      -------        -------
        19,796           2,602       25,424      11,908       24,971         27,538
      --------         -------      --------   --------      -------        -------
         5,357             666       10,218       5,949        4,409          1,824
         2,112             205        4,397       2,138        3,527          1,459
           211              21          440         214          353            146
            12               1           25          12           20              8
           612             190           38          66           14             11
           389              95          487         950          685            456
           161              24          327         162          215            112
      --------         -------      --------   --------      -------        -------
         8,854           1,202       15,932       9,491        9,223          4,016
          (612)            (76)        (434)       (254)          (7)            --
      --------         -------      --------   --------      -------        -------
         8,242           1,126       15,498       9,237        9,216          4,016
      --------         -------      --------   --------      -------        -------
        11,554           1,476        9,926       2,671       15,755         23,522
      --------         -------      --------   --------      -------        -------
       135,473          13,469      169,205     106,202           --         (4,665)
            --              --           --          --           --             --
        (2,527)         (1,854)         (49)        (26)          --             --
        (1,412)            139           50         104           --             --
            --              --           --          --           --             --
        47,705           3,630      162,163      58,116           --          9,808
            --              --           --          --           --             --
            --              --           --          --           --             --
            84            (630)          35         (10)          --             --
            75              (9)         (39)         13           --             --
            --              --           --          --           --             --
      --------         -------      --------   --------      -------        -------
       179,398          14,745      331,365     164,399           --          5,143
      --------         -------      --------   --------      -------        -------
      $190,952         $16,221      $341,291   $167,070      $15,755        $28,665
      ========         =======      ========   ========      =======        =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               HARTFORD            HARTFORD
                                                                 SMALL             SMALLCAP
                                                              COMPANY HLS         GROWTH HLS
                                                                 FUND                FUND
                                                              -----------         ----------
INVESTMENT INCOME:
  Dividends.................................................   $  2,447            $ 3,241
  Interest..................................................        404                278
  Securities lending........................................        241                205
  Other.....................................................        145              1,058
  Less: Foreign tax withheld................................        (13)                (4)
                                                               --------            -------
    Total investment income (loss)..........................      3,224              4,778
                                                               --------            -------
EXPENSES:
  Investment advisory fees..................................      5,503              3,290
  Administrative services fees..............................      2,178                 --
  Accounting services.......................................        218                 --
  Board of Directors fees...................................         12                  6
  Custodian fees, gross.....................................         52                 15
  Distribution fees -- Class IB.............................        537                316
  Other expenses............................................        177                 77
                                                               --------            -------
    Total expenses (before offsets).........................      8,677              3,704
  Less: Expenses paid indirectly............................       (508)               (59)
                                                               --------            -------
    Total expenses net......................................      8,169              3,645
                                                               --------            -------
  Net investment income (loss)..............................     (4,945)             1,133
                                                               --------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................     98,349             48,669
  Net realized gain (loss) on futures contracts.............         --              1,318
  Net realized gain (loss) on forward foreign currency
    contracts...............................................       (138)                --
  Net realized gain (loss) on foreign currency
    transactions............................................        400                 --
  Net realized gain (loss) on option contracts..............         --                 --
  Net unrealized appreciation (depreciation) on
    securities..............................................     27,043             35,380
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................         --               (190)
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................         --                 --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................         (1)                --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          2                 --
  Net unrealized appreciation (depreciation) on option
    contracts...............................................         --                 --
                                                               --------            -------
  Net realized and unrealized gain (loss) on investments....    125,655             85,177
                                                               --------            -------
  Net increase (decrease) in net assets resulting from
    operations..............................................   $120,710            $86,310
                                                               ========            =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                   HARTFORD                     HARTFORD
    HARTFORD    U.S. GOVERNMENT   HARTFORD        VALUE
    STOCK HLS   SECURITIES HLS    VALUE HLS   OPPORTUNITIES
      FUND           FUND           FUND        HLS FUND
    ---------   ---------------   ---------   -------------
    $132,407        $    --        $ 5,669       $ 4,359
       1,189         26,648             51            67
          55            322             19            53
         438            110              1            15
         (41)            --             (8)         (112)
    --------        -------        -------       -------
     134,048         27,080          5,732         4,382
    --------        -------        -------       -------
      16,424          3,464          1,611         1,593
      12,789             --            517            --
       1,279             --             52            --
          72              9              3             3
          15             11             12            28
       1,582            669            268           120
         851            106             44            42
    --------        -------        -------       -------
      33,012          4,259          2,507         1,786
        (511)            (4)           (31)          (23)
    --------        -------        -------       -------
      32,501          4,255          2,476         1,763
    --------        -------        -------       -------
     101,547         22,825          3,256         2,619
    --------        -------        -------       -------
     194,560         (1,447)        13,102        27,384
          --             --             --            --
          38             --             --             4
         (47)            --            (10)          (12)
          --             --             --            --
     (45,078)        (6,344)        10,497        17,945
          --             --             --            --
          --             --             --            --
          --             --             --            (4)
          --             --             --             4
          --             --             --            --
    --------        -------        -------       -------
     149,473         (7,791)        23,589        45,321
    --------        -------        -------       -------
    $251,020        $15,034        $26,845       $47,940
    ========        =======        =======       =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       HARTFORD ADVISERS HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................     $   241,757                $   208,579
  Net realized gain (loss) on investments...................         385,409                   (442,936)
  Net unrealized appreciation (depreciation) on
    investments.............................................        (226,840)                 2,029,822
                                                                 -----------                -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         400,326                  1,795,465
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (202,407)                  (233,680)
    Class IB................................................         (26,369)                   (23,061)
  From net realized gain on investments.....................                                         --
    Class IA................................................              --                         --
    Class IB................................................              --                         --
                                                                 -----------                -----------
  Total distributions.......................................        (228,776)                  (256,740)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         684,089                  1,008,884
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................         202,407                    233,680
    Redeemed................................................      (1,694,597)                (1,526,868)
                                                                 -----------                -----------
  Total cost of shares......................................        (808,101)                  (284,304)
  Class IB
    Sold....................................................         296,277                    495,611
    Issued on reinvestment of distributions.................          26,369                     23,061
    Redeemed................................................        (146,492)                   (72,477)
                                                                 -----------                -----------
  Total cost of shares......................................         176,154                    446,195
                                                                 -----------                -----------
  Net increase (decrease) from capital share transactions...        (631,947)                   161,891
                                                                 -----------                -----------
  Net increase (decrease) in net assets.....................        (460,397)                 1,700,616
NET ASSETS:
  Beginning of period.......................................      11,622,090                  9,921,474
                                                                 -----------                -----------
  End of period.............................................     $11,161,693                $11,622,090
                                                                 ===========                ===========
  Accumulated undistributed net investment income (loss)....     $   119,439                $   104,776
                                                                 ===========                ===========
SHARES:
  Class IA
    Sold....................................................          30,227                     48,476
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................           8,863                     10,781
    Redeemed................................................         (75,051)                   (74,454)
                                                                 -----------                -----------
  Total shares..............................................         (35,961)                   (15,197)
                                                                 -----------                -----------
  Class IB
    Sold....................................................          13,009                     23,827
    Issued on reinvestment of distributions.................           1,148                      1,026
    Redeemed................................................          (6,454)                    (3,527)
                                                                 -----------                -----------
  Total shares..............................................           7,703                     21,326
                                                                 -----------                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         HARTFORD CAPITAL                        HARTFORD DISCIPLINED
            HARTFORD BOND HLS FUND                     APPRECIATION HLS FUND                        EQUITY HLS FUND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
       $   118,740          $   107,133          $    83,808          $    58,955           $   13,344           $   5,432
            36,304              116,193            1,594,708              313,770               45,382             (17,573)
           (10,422)              (8,379)             430,300            2,610,925               19,389             184,376
       -----------          -----------          -----------          -----------           ----------           ---------
           144,622              214,947            2,108,816            2,983,650               78,115             172,235
          (110,882)             (97,398)             (33,253)             (44,255)              (8,044)             (7,093)
           (39,050)             (23,627)              (4,962)              (5,412)              (2,377)             (1,140)
           (61,135)             (11,273)                  --                   --                   --                  --
           (22,321)              (2,800)                  --                   --                   --                  --
       -----------          -----------          -----------          -----------           ----------           ---------
          (233,388)            (135,098)             (38,215)             (49,667)             (10,421)             (8,233)
         1,208,367            1,205,185            1,880,828            1,120,299              255,836             351,751
            24,948                   --                   --                   --                   --              29,606
           172,018              108,671               33,253               44,256                8,044               7,093
        (1,165,854)          (1,193,335)          (1,777,088)          (1,044,806)            (229,501)           (300,881)
       -----------          -----------          -----------          -----------           ----------           ---------
           239,479              120,521              136,993              119,749               34,379              87,569
           350,617              419,013              708,826              656,957              118,213              79,512
            61,371               26,427                4,962                5,411                2,377               1,140
          (131,726)            (106,829)            (155,787)             (52,824)             (23,252)            (10,262)
       -----------          -----------          -----------          -----------           ----------           ---------
           280,262              338,611              558,001              609,544               97,338              70,390
       -----------          -----------          -----------          -----------           ----------           ---------
           519,741              459,132              694,994              729,293              131,717             157,959
       -----------          -----------          -----------          -----------           ----------           ---------
           430,975              538,981            2,765,595            3,663,276              199,411             321,961
         3,067,111            2,528,130           10,492,148            6,828,872              841,698             519,737
       -----------          -----------          -----------          -----------           ----------           ---------
       $ 3,498,086          $ 3,067,111          $13,257,743          $10,492,148           $1,041,109           $ 841,698
       ===========          ===========          ===========          ===========           ==========           =========
       $   126,556          $   149,925          $    30,692          $     2,152           $    3,295           $     422
       ===========          ===========          ===========          ===========           ==========           =========
            99,739               99,153               39,789               30,209               22,630              39,406
             2,028                   --                   --                   --                   --               3,434
            15,120                8,964                  646                  995                  676                 674
           (96,269)             (98,394)             (37,673)             (29,606)             (20,373)            (34,666)
       -----------          -----------          -----------          -----------           ----------           ---------
            20,618                9,723                2,762                1,598                2,933               8,848
       -----------          -----------          -----------          -----------           ----------           ---------
            29,155               34,505               15,087               18,133               10,515               8,222
             5,427                2,190                   97                  123                  201                 108
           (10,988)              (8,880)              (3,353)              (1,563)              (2,068)             (1,078)
       -----------          -----------          -----------          -----------           ----------           ---------
            23,594               27,815               11,831               16,693                8,648               7,252
       -----------          -----------          -----------          -----------           ----------           ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   HARTFORD DIVIDEND AND GROWTH HLS FUND
                                                              -----------------------------------------------
                                                               FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004           DECEMBER 31, 2003
                                                              --------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................       $   89,028                  $   58,536
  Net realized gain (loss) on investments...................          207,825                     (70,507)
  Net unrealized appreciation (depreciation) on
    investments.............................................          362,363                     966,352
                                                                   ----------                  ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................          659,216                     954,381
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (60,106)                    (50,473)
    Class IB................................................          (15,428)                    (10,033)
  From net realized gain on investments
    Class IA................................................               --                     (19,745)
    Class IB................................................               --                      (3,536)
                                                                   ----------                  ----------
    Total distributions.....................................          (75,534)                    (83,787)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................        1,178,378                     967,344
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................           60,106                      70,219
    Redeemed................................................         (901,504)                   (645,995)
                                                                   ----------                  ----------
  Total cost of shares......................................          336,980                     391,568
  Class IB
    Sold....................................................          420,242                     447,355
    Issued on reinvestment of distributions.................           15,428                      13,568
    Redeemed................................................          (73,452)                    (31,183)
                                                                   ----------                  ----------
  Total cost of shares......................................          362,218                     429,740
                                                                   ----------                  ----------
  Net increase (decrease) from capital share transactions...          699,198                     821,308
                                                                   ----------                  ----------
  Net increase (decrease) in net assets.....................        1,282,880                   1,691,902
NET ASSETS:
  Beginning of period.......................................        4,830,194                   3,138,292
                                                                   ----------                  ----------
  End of period.............................................       $6,113,074                  $4,830,194
                                                                   ==========                  ==========
  Accumulated undistributed net investment income (loss)....       $   14,303                  $    1,538
                                                                   ==========                  ==========
SHARES:
  Class IA
    Sold....................................................           61,247                      58,637
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................            2,922                       3,917
    Redeemed................................................          (46,811)                    (39,533)
                                                                   ----------                  ----------
  Total shares..............................................           17,358                      23,021
                                                                   ----------                  ----------
  Class IB
    Sold....................................................           21,987                      27,700
    Issued on reinvestment of distributions.................              752                         759
    Redeemed................................................           (3,832)                     (1,981)
                                                                   ----------                  ----------
  Total shares..............................................           18,907                      26,478
                                                                   ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         HARTFORD EQUITY INCOME HLS FUND                 HARTFORD FOCUS HLS FUND              HARTFORD GLOBAL ADVISERS HLS FUND
    -----------------------------------------   ----------------------------------------- -----------------------------------------
     FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED  FOR THE YEAR ENDED    FOR THE YEAR ENDED
     DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2004     DECEMBER 31, 2003   DECEMBER 31, 2004     DECEMBER 31, 2003
    --------------------   ------------------   --------------------   ------------------ --------------------   ------------------
          $  1,061              $    16               $    853              $    202            $  4,780             $   3,836
              (260)                   2                  9,330                (1,681)             35,847                34,915
             7,866                  553                 (7,487)               19,609               4,912                25,133
          --------              -------               --------              --------            --------             ---------
             8,667                  571                  2,696                18,130              45,539                63,884
              (842)                 (13)                  (148)                 (118)                (62)               (2,239)
              (206)                  (3)                   (55)                  (48)                 --                  (261)
                (2)                  --                     --                    --                  --                    --
                (1)                  --                     --                    --                  --                    --
          --------              -------               --------              --------            --------             ---------
            (1,051)                 (16)                  (203)                 (166)                (62)               (2,500)
            81,317                8,073                 12,917                28,144              61,283               176,992
                --                   --                     --                    --                  --                    --
               844                    8                    148                   118                  62                 2,239
            (6,423)                 (48)               (14,800)              (24,137)            (49,908)             (191,906)
          --------              -------               --------              --------            --------             ---------
            75,738                8,033                 (1,735)                4,125              11,437               (12,675)
            24,745                1,639                 12,940                18,887              47,912                24,249
               207                    2                     55                    48                  --                   261
            (3,354)                (109)               (12,211)               (5,057)             (9,218)               (4,540)
          --------              -------               --------              --------            --------             ---------
            21,598                1,532                    784                13,878              38,694                19,970
          --------              -------               --------              --------            --------             ---------
            97,336                9,565                   (951)               18,003              50,131                 7,295
          --------              -------               --------              --------            --------             ---------
           104,952               10,120                  1,542                35,967              95,608                68,679
            10,120                   --                 89,565                53,598             354,086               285,407
          --------              -------               --------              --------            --------             ---------
          $115,072              $10,120               $ 91,107              $ 89,565            $449,694             $ 354,086
          ========              =======               ========              ========            ========             =========
          $      2              $     1               $    818              $    202            $  9,260             $   3,362
          ========              =======               ========              ========            ========             =========
             7,477                  796                  1,318                 3,264               5,163                17,559
                --                   --                     --                    --                  --                    --
                73                    1                     15                    14                   5                   202
              (595)                  (5)                (1,509)               (2,794)             (4,251)              (19,147)
          --------              -------               --------              --------            --------             ---------
             6,955                  792                   (176)                  484                 917                (1,386)
          --------              -------               --------              --------            --------             ---------
             2,280                  160                  1,326                 2,247               4,034                 2,415
                18                   --                      6                     6                  --                    24
              (308)                 (10)                (1,251)                 (609)               (794)                 (451)
          --------              -------               --------              --------            --------             ---------
             1,990                  150                     81                 1,644               3,240                 1,988
          --------              -------               --------              --------            --------             ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................       $    499                   $    21
  Net realized gain (loss) on investments...................          5,215                     1,862
  Net unrealized appreciation (depreciation) on
    investments.............................................           (417)                    7,066
                                                                   --------                   -------
  Net increase (decrease) in net assets resulting from
    operations..............................................          5,297                     8,949
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................             --                        --
    Class IB................................................             --                        --
  From net realized gain on investments
    Class IA................................................             --                        --
    Class IB................................................             --                        --
                                                                   --------                   -------
    Total distributions.....................................             --                        --
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................          7,903                    12,600
    Issued in merger........................................             --                        --
    Issued on reinvestment of distributions.................             --                        --
    Redeemed................................................        (10,774)                   (9,521)
                                                                   --------                   -------
  Total cost of shares......................................         (2,871)                    3,079
  Class IB
    Sold....................................................          5,002                     7,555
    Issued on reinvestment of distributions.................             --                        --
    Redeemed................................................         (5,362)                   (2,877)
                                                                   --------                   -------
  Total cost of shares......................................           (360)                    4,678
                                                                   --------                   -------
  Net increase (decrease) from capital share transactions...         (3,231)                    7,757
                                                                   --------                   -------
  Net increase (decrease) in net assets.....................          2,066                    16,706
NET ASSETS:
  Beginning of period.......................................         27,590                    10,884
                                                                   --------                   -------
  End of period.............................................       $ 29,656                   $27,590
                                                                   ========                   =======
  Accumulated undistributed net investment income (loss)....       $    444                   $     2
                                                                   ========                   =======
SHARES:
  Class IA
    Sold....................................................          1,073                     2,226
    Issued in merger........................................             --                        --
    Issued on reinvestment of distributions.................             --                        --
    Redeemed................................................         (1,501)                   (1,642)
                                                                   --------                   -------
  Total shares..............................................           (428)                      584
                                                                   --------                   -------
  Class IB
    Sold....................................................            687                     1,356
    Issued on reinvestment of distributions.................             --                        --
    Redeemed................................................           (747)                     (523)
                                                                   --------                   -------
  Total shares..............................................            (60)                      833
                                                                   --------                   -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND       HARTFORD GLOBAL HEALTH HLS FUND          HARTFORD GLOBAL LEADERS HLS FUND
    -------------------------------------------   ---------------------------------------   ---------------------------------------
     FOR THE YEAR ENDED     FOR THE YEAR ENDED    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
     DECEMBER 31, 2004      DECEMBER 31, 2003     DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    --------------------   --------------------   ------------------   ------------------   ------------------   ------------------
           $   679               $    436              $     (3)           $     243            $    8,163           $   3,491
             1,573                  1,410                28,961               15,886               111,649             116,169
             2,178                  6,234                19,367               62,698                68,530              98,262
           -------               --------              --------            ---------            ----------           ---------
             4,430                  8,080                48,325               78,827               188,342             217,922
                --                   (243)                 (189)                (270)               (4,835)             (2,799)
                --                   (187)                   --                   --                  (891)               (323)
                --                     --               (10,239)              (2,892)                   --                  --
                --                     --                (4,207)              (1,013)                   --                  --
           -------               --------              --------            ---------            ----------           ---------
                --                   (430)              (14,635)              (4,175)               (5,726)             (3,122)
             5,811                 22,470                62,722              213,991               262,835             690,769
                --                     --                    --                   --                    --              11,029
                --                    243                10,428                3,162                 4,835               2,799
            (5,121)               (23,925)              (56,708)            (175,292)             (138,832)           (708,878)
           -------               --------              --------            ---------            ----------           ---------
               690                 (1,212)               16,442               41,861               128,838              (4,281)
             5,736                  8,715                30,741               44,034               127,774              54,489
                --                    187                 4,207                1,013                   891                 323
            (4,069)                (2,307)              (22,283)              (9,631)              (19,431)             (8,289)
           -------               --------              --------            ---------            ----------           ---------
             1,667                  6,595                12,665               35,416               109,234              46,523
           -------               --------              --------            ---------            ----------           ---------
             2,357                  5,383                29,107               77,277               238,072              42,242
           -------               --------              --------            ---------            ----------           ---------
             6,787                 13,033                62,797              151,929               420,688             257,042
            34,996                 21,963               372,436              220,507               857,364             600,322
           -------               --------              --------            ---------            ----------           ---------
           $41,783               $ 34,996              $435,233            $ 372,436            $1,278,052           $ 857,364
           =======               ========              ========            =========            ==========           =========
           $   656               $     (5)             $    (13)           $     172            $    3,256           $   1,723
           =======               ========              ========            =========            ==========           =========
               590                  2,736                 3,928               15,981                15,751              54,563
                --                     --                    --                   --                    --                 953
                --                     25                   663                  225                   271                 192
              (523)                (2,861)               (3,608)             (13,331)               (8,335)            (56,200)
           -------               --------              --------            ---------            ----------           ---------
                67                   (100)                  983                2,875                 7,687                (492)
           -------               --------              --------            ---------            ----------           ---------
               584                  1,054                 1,939                3,289                 7,696               4,176
                --                     19                   270                   72                    50                  18
              (419)                  (270)               (1,439)                (736)               (1,194)               (664)
           -------               --------              --------            ---------            ----------           ---------
               165                    803                   770                2,625                 6,552               3,530
           -------               --------              --------            ---------            ----------           ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    HARTFORD GLOBAL TECHNOLOGY
                                                                             HLS FUND
                                                              ---------------------------------------
                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004    DECEMBER 31, 2003
                                                              ------------------   ------------------
OPERATIONS:
  Net investment income (loss)..............................      $     417            $    (683)
  Net realized gain (loss) on investments...................          3,372               22,300
  Net unrealized appreciation (depreciation) on
    investments.............................................         (4,435)              29,557
                                                                  ---------            ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (646)              51,174
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................             --                   --
    Class IB................................................             --                   --
  From net realized gain on investments
    Class IA................................................             --                   --
    Class IB................................................             --                   --
                                                                  ---------            ---------
    Total distributions.....................................             --                   --
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         75,005              173,476
    Issued in merger........................................             --                   --
    Issued on reinvestment of distributions.................             --                   --
    Redeemed................................................       (100,419)            (129,271)
                                                                  ---------            ---------
  Total cost of shares......................................        (25,414)              44,205
  Class IB
    Sold....................................................         14,964               25,954
    Issued on reinvestment of distributions.................             --                   --
    Redeemed................................................        (13,591)              (6,863)
                                                                  ---------            ---------
  Total cost of shares......................................          1,373               19,091
                                                                  ---------            ---------
  Net increase (decrease) from capital share transactions...        (24,041)              63,296
                                                                  ---------            ---------
  Net increase (decrease) in net assets.....................        (24,687)             114,470
NET ASSETS:
  Beginning of period.......................................        182,675               68,205
                                                                  ---------            ---------
  End of period.............................................      $ 157,988            $ 182,675
                                                                  =========            =========
  Accumulated undistributed net investment income (loss)....      $     275            $      (7)
                                                                  =========            =========
SHARES:
  Class IA
    Sold....................................................         15,430               43,621
    Issued in merger........................................             --                   --
    Issued on reinvestment of distributions.................             --                   --
    Redeemed................................................        (21,141)             (33,355)
                                                                  ---------            ---------
  Total shares..............................................         (5,711)              10,266
                                                                  ---------            ---------
  Class IB
    Sold....................................................          3,148                6,386
    Issued on reinvestment of distributions.................             --                   --
    Redeemed................................................         (2,904)              (1,738)
                                                                  ---------            ---------
  Total shares..............................................            244                4,648
                                                                  ---------            ---------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                   HARTFORD GROWTH OPPORTUNITIES
           HARTFORD GROWTH HLS FUND                          HLS FUND                        HARTFORD HIGH YIELD HLS FUND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
        $     (38)            $   (308)           $   1,680            $    (339)          $    47,255           $   33,359
           16,387                9,553              106,241               84,859                17,662              (15,627)
           22,696               20,336               27,679              131,440                (8,944)              76,811
        ---------             --------            ---------            ---------           -----------           ----------
           39,045               29,581              135,600              215,960                55,973               94,543
               --                   --                   --                   --               (21,904)             (13,145)
               --                   --                   --                   --               (13,421)              (5,706)
           (1,476)              (3,693)                  --                   --                    --                   --
           (1,054)              (2,627)                  --                   --                    --                   --
        ---------             --------            ---------            ---------           -----------           ----------
           (2,530)              (6,320)                  --                   --               (35,325)             (18,851)
          310,174              134,227              421,995              166,767             1,380,503            1,108,738
               --                   --                   --                   --                    --                   --
            1,476                3,693                   --                   --                21,904               13,145
         (212,314)             (36,431)            (391,985)            (154,328)           (1,378,701)            (893,732)
        ---------             --------            ---------            ---------           -----------           ----------
           99,336              101,489               30,010               12,439                23,706              228,151
           85,212               76,755               54,517               46,768               121,952              238,158
            1,054                2,627                   --                   --                13,421                5,706
          (19,881)              (7,389)             (15,143)              (1,913)              (92,033)             (63,949)
        ---------             --------            ---------            ---------           -----------           ----------
           66,385               71,993               39,374               44,855                43,340              179,915
        ---------             --------            ---------            ---------           -----------           ----------
          165,721              173,482               69,384               57,294                67,046              408,066
        ---------             --------            ---------            ---------           -----------           ----------
          202,236              196,743              204,984              273,254                87,694              483,758
          218,132               21,389              756,586              483,332               740,859              257,101
        ---------             --------            ---------            ---------           -----------           ----------
        $ 420,368             $218,132            $ 961,570            $ 756,586           $   828,553           $  740,859
        =========             ========            =========            =========           ===========           ==========
        $      --             $      1            $     (35)           $     (12)          $    48,629           $   35,327
        =========             ========            =========            =========           ===========           ==========
           26,856               13,082               16,878                7,982               138,832              116,859
               --                   --                   --                   --                    --                   --
              123                  330                   --                   --                 2,310                1,397
          (18,429)              (3,503)             (15,719)              (7,578)             (138,438)             (93,974)
        ---------             --------            ---------            ---------           -----------           ----------
            8,550                9,909                1,159                  404                 2,704               24,282
        ---------             --------            ---------            ---------           -----------           ----------
            7,332                7,676                2,196                2,313                12,288               25,562
               88                  235                   --                   --                 1,427                  610
           (1,732)                (714)                (624)                 (94)               (9,267)              (6,934)
        ---------             --------            ---------            ---------           -----------           ----------
            5,688                7,197                1,572                2,219                 4,448               19,238
        ---------             --------            ---------            ---------           -----------           ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD INDEX HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $   34,210                 $   24,743
  Net realized gain (loss) on investments...................          62,083                      6,294
  Net unrealized appreciation (depreciation) on
    investments.............................................         115,680                    425,312
                                                                  ----------                 ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         211,973                    456,349
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................         (24,079)                   (23,630)
    Class IB................................................          (2,641)                    (2,050)
  From net realized gain on investments
    Class IA................................................          (6,629)                    (5,282)
    Class IB................................................            (777)                      (445)
                                                                  ----------                 ----------
    Total distributions.....................................         (34,126)                   (31,407)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         476,774                    286,041
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................          30,708                     28,912
    Redeemed................................................        (627,054)                  (327,616)
                                                                  ----------                 ----------
  Total cost of shares......................................        (119,572)                   (12,663)
  Class IB
    Sold....................................................          82,627                    107,088
    Issued on reinvestment of distributions.................           3,418                      2,495
    Redeemed................................................         (48,281)                   (13,564)
                                                                  ----------                 ----------
  Total cost of shares......................................          37,764                     96,019
                                                                  ----------                 ----------
  Net increase (decrease) from capital share transactions...         (81,808)                    83,356
                                                                  ----------                 ----------
  Net increase (decrease) in net assets.....................          96,039                    508,298
NET ASSETS:
  Beginning of period.......................................       2,130,390                  1,622,092
                                                                  ----------                 ----------
  End of period.............................................      $2,226,429                 $2,130,390
                                                                  ==========                 ==========
  Accumulated undistributed net investment income (loss)....      $    8,842                 $    1,722
                                                                  ==========                 ==========
SHARES:
  Class IA
    Sold....................................................          15,779                     10,924
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................             974                      1,001
    Redeemed................................................         (20,765)                   (12,780)
                                                                  ----------                 ----------
  Total shares..............................................          (4,012)                      (855)
                                                                  ----------                 ----------
  Class IB
    Sold....................................................           2,756                      4,144
    Issued on reinvestment of distributions.................             109                         87
    Redeemed................................................          (1,609)                      (529)
                                                                  ----------                 ----------
  Total shares..............................................           1,256                      3,702
                                                                  ----------                 ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        HARTFORD INTERNATIONAL CAPITAL         HARTFORD INTERNATIONAL OPPORTUNITIES      HARTFORD INTERNATIONAL SMALL COMPANY
             APPRECIATION HLS FUND                           HLS FUND                                  HLS FUND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
         $  1,548             $     79            $   11,554          $     7,837            $  1,476             $    487
           17,685               16,460               131,534               32,105              11,754                8,497
           31,397               13,652                47,864              186,648               2,991                8,696
         --------             --------            ----------          -----------            --------             --------
           50,630               30,191               190,952              226,590              16,221               17,680
               --                   --                (6,901)              (6,583)                 --                 (355)
               --                   --                (1,242)                (477)                 --                 (155)
           (2,371)              (3,123)                   --                   --              (1,091)              (2,971)
           (1,778)              (2,977)                   --                   --                (653)              (1,530)
         --------             --------            ----------          -----------            --------             --------
           (4,149)              (6,100)               (8,143)              (7,060)             (1,744)              (5,011)
          137,463              105,123               284,129            1,515,610              46,933               73,653
               --                   --                    --               22,447                  --                   --
            2,371                3,124                 6,901                6,584               1,091                3,326
          (24,602)             (75,764)             (211,327)          (1,571,908)            (17,177)             (58,478)
         --------             --------            ----------          -----------            --------             --------
          115,232               32,483                79,703              (27,267)             30,847               18,501
           85,762               41,873               172,461              101,772              34,535               15,822
            1,778                2,976                 1,242                  477                 653                1,685
          (34,212)              (5,824)              (33,585)             (68,050)             (8,542)              (3,737)
         --------             --------            ----------          -----------            --------             --------
           53,328               39,025               140,118               34,199              26,646               13,770
         --------             --------            ----------          -----------            --------             --------
          168,560               71,508               219,821                6,932              57,493               32,271
         --------             --------            ----------          -----------            --------             --------
          215,041               95,599               402,630              226,462              71,970               44,940
          130,845               35,246               900,006              673,544              66,792               21,852
         --------             --------            ----------          -----------            --------             --------
         $345,886             $130,845            $1,302,636          $   900,006            $138,762             $ 66,792
         ========             ========            ==========          ===========            ========             ========
         $    659             $    (14)           $      (58)         $     1,085            $    892             $    129
         ========             ========            ==========          ===========            ========             ========
           12,174               12,397                26,993              192,953               3,518                6,918
               --                   --                    --                3,008                  --                   --
              215                  308                   605                  724                  82                  265
           (2,210)              (9,136)              (20,108)            (199,659)             (1,309)              (5,570)
         --------             --------            ----------          -----------            --------             --------
           10,179                3,569                 7,490               (2,974)              2,291                1,613
         --------             --------            ----------          -----------            --------             --------
            7,668                4,699                16,398               12,289               2,599                1,434
              162                  296                   109                   41                  49                  135
           (3,009)                (683)               (3,110)              (8,256)               (658)                (341)
         --------             --------            ----------          -----------            --------             --------
            4,821                4,312                13,397                4,074               1,990                1,228
         --------             --------            ----------          -----------            --------             --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD MIDCAP HLS FUND
                                                              -----------------------------------------------
                                                               FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004           DECEMBER 31, 2003
                                                              --------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................       $    9,926                  $    2,978
  Net realized gain (loss) on investments...................          169,206                      59,455
  Net unrealized appreciation (depreciation) on
    investments.............................................          162,159                     473,727
                                                                   ----------                  ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................          341,291                     536,160
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................           (5,385)                     (4,016)
    Class IB................................................             (233)                         --
  From net realized gain on investments
    Class IA................................................               --                          --
    Class IB................................................               --                          --
                                                                   ----------                  ----------
    Total distributions.....................................           (5,618)                     (4,016)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................          702,203                     749,674
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................            5,385                       4,016
    Redeemed................................................         (766,235)                   (638,702)
                                                                   ----------                  ----------
  Total cost of shares......................................          (58,647)                    114,988
  Class IB
    Sold....................................................           43,175                      66,824
    Issued on reinvestment of distributions.................              233                          --
    Redeemed................................................          (31,378)                    (17,237)
                                                                   ----------                  ----------
  Total cost of shares......................................           12,030                      49,587
                                                                   ----------                  ----------
  Net increase (decrease) from capital share transactions...          (46,617)                    164,575
                                                                   ----------                  ----------
  Net increase (decrease) in net assets.....................          289,056                     696,719
NET ASSETS:
  Beginning of period.......................................        2,126,320                   1,429,601
                                                                   ----------                  ----------
  End of period.............................................       $2,415,376                  $2,126,320
                                                                   ==========                  ==========
  Accumulated undistributed net investment income (loss)....       $    1,856                  $      255
                                                                   ==========                  ==========
SHARES:
  Class IA
    Sold....................................................           27,340                      34,729
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................              191                         172
    Redeemed................................................          (29,896)                    (30,603)
                                                                   ----------                  ----------
  Total shares..............................................           (2,365)                      4,298
                                                                   ----------                  ----------
  Class IB
    Sold....................................................            1,719                       3,163
    Issued on reinvestment of distributions.................                8                          --
    Redeemed................................................           (1,251)                       (846)
                                                                   ----------                  ----------
  Total shares..............................................              476                       2,317
                                                                   ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          HARTFORD MIDCAP VALUE HLS FUND              HARTFORD MONEY MARKET HLS FUND         HARTFORD MORTGAGE SECURITIES HLS FUND
    ------------------------------------------   ----------------------------------------- -----------------------------------------
     FOR THE YEAR ENDED     FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED  FOR THE YEAR ENDED    FOR THE YEAR ENDED
      DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2004     DECEMBER 31, 2003   DECEMBER 31, 2004     DECEMBER 31, 2003
    ---------------------   ------------------   --------------------   ------------------ --------------------   ------------------
         $    2,671             $     965            $    15,755           $    15,989          $  23,522             $  23,880
            106,280                26,026                     --                    --             (4,665)               10,521
             58,119               195,497                     --                    --              9,808               (16,638)
         ----------             ---------            -----------           -----------          ---------             ---------
            167,070               222,488                 15,755                15,989             28,665                17,763
               (873)                   --                (13,838)              (14,648)           (25,954)              (22,256)
                (35)                   --                 (1,917)               (1,341)            (8,355)               (5,427)
            (10,161)                   --                     --                    --               (956)               (3,447)
             (5,744)                   --                     --                    --               (323)                 (863)
         ----------             ---------            -----------           -----------          ---------             ---------
            (16,813)                   --                (15,755)              (15,989)           (35,588)              (31,993)
            545,816               581,574              4,564,702             5,510,526            108,306               217,762
                 --                    --                     --                    --                 --                    --
             11,034                    --                 13,838                14,649             26,910                25,703
           (475,395)             (413,192)            (4,893,454)           (6,235,192)          (196,806)             (371,914)
         ----------             ---------            -----------           -----------          ---------             ---------
             81,455               168,382               (314,914)             (710,017)           (61,590)             (128,449)
             97,679               153,837                323,333               289,678             46,829               110,060
              5,780                    --                  1,917                 1,341              8,678                 6,290
            (39,138)               (9,120)              (313,372)             (312,003)           (54,406)              (48,728)
         ----------             ---------            -----------           -----------          ---------             ---------
             64,321               144,717                 11,878               (20,984)             1,101                67,622
         ----------             ---------            -----------           -----------          ---------             ---------
            145,776               313,099               (303,036)             (731,001)           (60,489)              (60,827)
         ----------             ---------            -----------           -----------          ---------             ---------
            296,033               535,587               (303,036)             (731,001)           (67,412)              (75,057)
            910,107               374,520              1,850,369             2,581,370            768,815               843,872
         ----------             ---------            -----------           -----------          ---------             ---------
         $1,206,140             $ 910,107            $ 1,547,333           $ 1,850,369          $ 701,403             $ 768,815
         ==========             =========            ===========           ===========          =========             =========
         $    2,432             $     899            $        --           $        --          $  27,266             $  34,310
         ==========             =========            ===========           ===========          =========             =========
             42,652                55,841              4,564,702             5,510,526              9,225                18,254
                 --                    --                     --                    --                 --                    --
                862                    --                 13,838                14,649              2,389                 2,189
            (36,971)              (39,895)            (4,893,454)           (6,235,192)           (16,740)              (31,358)
         ----------             ---------            -----------           -----------          ---------             ---------
              6,543                15,946               (314,914)             (710,017)            (5,126)              (10,915)
         ----------             ---------            -----------           -----------          ---------             ---------
              7,786                15,289                323,333               289,678              4,009                 9,259
                454                    --                  1,917                 1,341                776                   539
             (3,112)                 (948)              (313,372)             (312,003)            (4,665)               (4,155)
         ----------             ---------            -----------           -----------          ---------             ---------
              5,128                14,341                 11,878               (20,984)               120                 5,643
         ----------             ---------            -----------           -----------          ---------             ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      HARTFORD SMALL COMPANY HLS FUND
                                                              -----------------------------------------------
                                                               FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004           DECEMBER 31, 2003
                                                              --------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................       $   (4,945)                 $   (3,977)
  Net realized gain (loss) on investments...................           98,611                     130,368
  Net unrealized appreciation (depreciation) on
    investments.............................................           27,044                     205,031
                                                                   ----------                  ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................          120,710                     331,422
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................               --                          --
    Class IB................................................               --                          --
  From net realized gain on investments
    Class IA................................................               --                          --
    Class IB................................................               --                          --
                                                                   ----------                  ----------
    Total distributions.....................................               --                          --
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................          685,603                     657,436
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................               --                          --
    Redeemed................................................         (728,836)                   (581,815)
                                                                   ----------                  ----------
  Total cost of shares......................................          (43,233)                     75,621
  Class IB
    Sold....................................................           65,830                      86,583
    Issued on reinvestment of distributions.................               --                          --
    Redeemed................................................          (49,682)                    (13,339)
                                                                   ----------                  ----------
  Total cost of shares......................................           16,148                      73,244
                                                                   ----------                  ----------
  Net increase (decrease) from capital share transactions...          (27,085)                    148,865
                                                                   ----------                  ----------
  Net increase (decrease) in net assets.....................           93,625                     480,287
NET ASSETS:
  Beginning of period.......................................        1,041,739                     561,452
                                                                   ----------                  ----------
  End of period.............................................       $1,135,364                  $1,041,739
                                                                   ==========                  ==========
  Accumulated undistributed net investment income (loss)....       $       --                  $       (1)
                                                                   ==========                  ==========
SHARES:
  Class IA
    Sold....................................................           45,207                      54,637
    Issued in merger........................................               --                          --
    Issued on reinvestment of distributions.................               --                          --
    Redeemed................................................          (48,288)                    (49,141)
                                                                   ----------                  ----------
  Total shares..............................................           (3,081)                      5,496
                                                                   ----------                  ----------
  Class IB
    Sold....................................................            4,474                       7,297
    Issued on reinvestment of distributions.................               --                          --
    Redeemed................................................           (3,395)                     (1,217)
                                                                   ----------                  ----------
  Total shares..............................................            1,079                       6,080
                                                                   ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                               HARTFORD U.S. GOVERNMENT
       HARTFORD SMALLCAP GROWTH HLS FUND              HARTFORD STOCK HLS FUND                     SECURITIES HLS FUND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
        $   1,133            $    (114)          $   101,547          $    66,286           $  22,825            $  21,796
           49,987               14,173               194,551             (507,433)             (1,447)               3,901
           35,190              100,265               (45,078)           1,817,955              (6,344)             (10,969)
        ---------            ---------           -----------          -----------           ---------            ---------
           86,310              114,324               251,020            1,376,808              15,034               14,728
               --                   --               (60,715)             (64,140)            (17,810)              (9,841)
               --                   --                (6,588)              (4,863)             (9,028)              (3,220)
               --                   --                    --                   --                  --                   --
               --                   --                    --                   --                  --                   --
        ---------            ---------           -----------          -----------           ---------            ---------
               --                   --               (67,303)             (69,003)            (26,838)             (13,061)
          583,029              480,810               853,221              986,300             747,117              623,417
               --                   --                    --               14,137                  --                   --
               --                   --                60,715               64,146              17,810                9,841
         (489,362)            (418,455)           (1,433,790)          (1,354,602)           (747,802)            (711,960)
        ---------            ---------           -----------          -----------           ---------            ---------
           93,667               62,355              (519,854)            (290,019)             17,125              (78,702)
          128,230               58,377               210,310              203,385             117,121              188,213
               --                   --                 6,588                4,863               9,028                3,219
          (23,873)              (5,296)              (82,179)             (39,423)            (66,206)             (52,624)
        ---------            ---------           -----------          -----------           ---------            ---------
          104,357               53,081               134,719              168,825              59,943              138,808
        ---------            ---------           -----------          -----------           ---------            ---------
          198,024              115,436              (385,135)            (121,194)             77,068               60,106
        ---------            ---------           -----------          -----------           ---------            ---------
          284,334              229,760              (201,418)           1,186,611              65,264               61,773
          420,972              191,212             6,577,654            5,391,043             753,266              691,493
        ---------            ---------           -----------          -----------           ---------            ---------
        $ 705,306            $ 420,972           $ 6,376,236          $ 6,577,654           $ 818,530            $ 753,266
        =========            =========           ===========          ===========           =========            =========
        $      24            $      (1)          $    35,592          $     2,302           $  24,593            $  26,837
        =========            =========           ===========          ===========           =========            =========
           31,525               32,585                19,205               25,647              65,709               54,708
               --                   --                    --                  406                  --                   --
               --                   --                 1,335                1,462               1,627                  854
          (26,398)             (28,587)              (32,363)             (35,607)            (65,736)             (62,570)
        ---------            ---------           -----------          -----------           ---------            ---------
            5,127                3,998               (11,823)              (8,092)              1,600               (7,008)
        ---------            ---------           -----------          -----------           ---------            ---------
            7,046                3,970                 4,764                5,265              10,379               16,467
               --                   --                   145                  111                 827                  280
           (1,322)                (331)               (1,866)              (1,043)             (5,867)              (4,652)
        ---------            ---------           -----------          -----------           ---------            ---------
            5,724                3,639                 3,043                4,333               5,339               12,095
        ---------            ---------           -----------          -----------           ---------            ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD VALUE HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $   3,256                  $   2,331
  Net realized gain (loss) on investments...................         13,092                     (1,710)
  Net unrealized appreciation (depreciation) on
    investments.............................................         10,497                     45,211
                                                                  ---------                  ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................         26,845                     45,832
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................           (444)                    (1,037)
    Class IB................................................           (281)                      (563)
  From net realized gain on investments
    Class IA................................................             --                         --
    Class IB................................................             --                         --
                                                                  ---------                  ---------
    Total distributions.....................................           (725)                    (1,600)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................        248,660                    172,622
    Issued in merger........................................             --                         --
    Issued on reinvestment of distributions.................            444                      1,037
    Redeemed................................................       (256,745)                  (115,201)
                                                                  ---------                  ---------
  Total cost of shares......................................         (7,641)                    58,458
  Class IB
    Sold....................................................         31,253                     52,306
    Issued on reinvestment of distributions.................            281                        563
    Redeemed................................................        (22,052)                    (4,043)
                                                                  ---------                  ---------
  Total cost of shares......................................          9,482                     48,826
                                                                  ---------                  ---------
  Net increase (decrease) from capital share transactions...          1,841                    107,284
                                                                  ---------                  ---------
  Net increase (decrease) in net assets.....................         27,961                    151,516
NET ASSETS:
  Beginning of period.......................................        254,910                    103,394
                                                                  ---------                  ---------
  End of period.............................................      $ 282,871                  $ 254,910
                                                                  =========                  =========
  Accumulated undistributed net investment income (loss)....      $   3,214                  $     731
                                                                  =========                  =========
SHARES:
  Class IA
    Sold....................................................         25,068                     20,127
    Issued in merger........................................             --                         --
    Issued on reinvestment of distributions.................             45                        107
    Redeemed................................................        (25,908)                   (13,396)
                                                                  ---------                  ---------
  Total shares..............................................           (795)                     6,838
                                                                  ---------                  ---------
  Class IB
    Sold....................................................          3,178                      6,252
    Issued on reinvestment of distributions.................             28                         58
    Redeemed................................................         (2,243)                      (484)
                                                                  ---------                  ---------
  Total shares..............................................            963                      5,826
                                                                  ---------                  ---------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        HARTFORD VALUE OPPORTUNITIES HLS FUND
    ---------------------------------------------
    FOR THE YEAR ENDED         FOR THE YEAR ENDED
    DECEMBER 31, 2004          DECEMBER 31, 2003
    ------------------         ------------------
         $  2,619                   $    733
           27,376                      3,029
           17,945                     42,752
         --------                   --------
           47,940                     46,514
             (634)                      (550)
             (100)                       (68)
               --                         --
               --                         --
         --------                   --------
             (734)                      (618)
          159,887                     44,620
               --                         --
              634                        550
          (94,563)                   (16,967)
         --------                   --------
           65,958                     28,203
           50,224                     25,825
              100                         68
          (11,574)                    (2,494)
         --------                   --------
           38,750                     23,399
         --------                   --------
          104,708                     51,602
         --------                   --------
          151,914                     97,498
          189,451                     91,953
         --------                   --------
         $341,365                   $189,451
         ========                   ========
         $  2,566                   $    726
         ========                   ========
            9,779                      3,432
               --                         --
               40                         44
           (5,763)                    (1,417)
         --------                   --------
            4,056                      2,059
         --------                   --------
            3,112                      2,033
                6                          5
             (724)                      (195)
         --------                   --------
            2,394                      1,843
         --------                   --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies), as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Funds. The Funds are stated below.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios; they are Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Value HLS Fund) and Hartford HLS Series Fund II, Inc. (comprised of ten portfolios, four are included in these financial statements; they are Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund which are non-diversified.

    Effective November 3, 2003, the name of Hartford Growth and Income HLS Fund was changed to Hartford Disciplined Equity HLS Fund.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and loses are allocated to each class of a Fund based on the ratio of the prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost.

        The Funds generally use market prices in valuing portfolio securities, but may use fair value estimates under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Funds are supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

--------------------------------------------------------------------------------

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

        Other income on the Statement of Operations reflects proceeds from securities litigation settlements and consent fees.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,735,428) dated 12/31/04 with ABN Amro, Deutsche Bank, J.P. Morgan and UBS Securities due 01/03/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE      MATURITY
        ------                      ----    ----------   ----------------   ----------------------   --------------   -----------
        ABN Amro..................  2.20%   $  200,000      $  204,001      U.S. Treasury Notes      2.375% - 6.00%   2006 - 2009
                                                                            Federal Home Loan
                                                                            Discount Notes                    0.00%          2005
        Deutsche Bank.............  2.17%      200,000         200,400      Government National
                                                                            Mortgage Association      5.00% - 5.50%          2034
        J.P. Morgan...............  2.28%      345,000         351,905      Federal National
                                                                            Mortgage Association      4.00% - 8.50%   2008 - 2034
        UBS Securities............  2.28%      905,000         923,104      Federal Home Loan
                                                                            Mortgage Corp.            4.00% - 9.25%   2005 - 2035
                                                                            Federal National
                                                                            Mortgage Association      3.50% - 13.0%   2005 - 2034
        UBS Securities............  1.60%       85,428          87,468      Treasury Inflation
                                                                            Protected Securities              2.00%          2014
                                            ----------      ----------
                                            $1,735,428      $1,766,878
                                            ==========      ==========

       The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Advisers HLS Fund..................................  $192,456
        Hartford Capital Appreciation HLS Fund......................   199,748
        Hartford Disciplined Equity HLS Fund........................    57,180
        Hartford Dividend and Growth HLS Fund.......................   226,547
        Hartford Equity Income HLS Fund.............................     2,366
        Hartford Focus HLS Fund.....................................     2,745
        Hartford Global Advisers HLS Fund...........................    83,918
        Hartford Global Communications HLS Fund.....................       236
        Hartford Global Financial Services HLS Fund.................     1,483
        Hartford Global Health HLS Fund.............................     8,024
        Hartford Global Leaders HLS Fund............................    51,491
        Hartford Growth HLS Fund....................................     6,852
        Hartford Growth Opportunities HLS Fund......................    48,937
        Hartford International Capital Appreciation HLS Fund........    16,775
        Hartford International Opportunities HLS Fund...............    26,477
        Hartford International Small Company HLS Fund...............     5,666

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford MidCap HLS Fund....................................    44,556
        Hartford MidCap Value HLS Fund..............................    42,771
        Hartford SmallCap Growth HLS Fund...........................    17,214
        Hartford Stock HLS Fund.....................................   120,030
        Hartford Value HLS Fund.....................................     1,077
        Hartford Value Opportunities HLS Fund.......................     4,267

       Certain Funds, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc., (The Hartford), have an interest in joint repurchase agreements (totaling $666,487) dated 12/31/04 with BNP Paribas, RBS Greenwich Capital Markets, and UBS Warburg AG due 01/03/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE    PRINCIPAL   COLLATERAL VALUE      SECURITY TYPE         COUPON RATE        MATURITY
        ------                      ----    ---------   ----------------   --------------------   ----------------   ------------
        BNP Paribas...............  1.60%   $250,000        $250,033       U.S. Treasury Bonds     5.25% - 10.625%    2017 - 2028
        RBS Greenwich Capital
          Markets.................  1.58%    200,000         200,028       U.S. Treasury Notes      1.128% - 3.25%    2005 - 2009
        UBS Warburg AG............  1.58%    216,487         216,516       U.S. Treasury Bonds       6.38% - 6.75%    2026 - 2027
                                            --------        --------
                                            $666,487        $666,577
                                            ========        ========

       The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Bond HLS Fund......................................  $300,180
        Hartford High Yield HLS Fund................................    41,949
        Hartford Mortgage Securities HLS Fund.......................    60,317
        Hartford U.S. Government Securities HLS Fund................   142,685

       Hartford Disciplined Equity HLS Fund, Hartford MidCap HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund hold collateral for securities out on loan in repurchase agreements.

       Hartford Disciplined Equity HLS Fund has an interest in a $957 repurchase agreement dated 12/31/2004 with Lehman Brothers, Inc., 2.150% due 01/03/2005. This repurchase agreement is collateralized by $981 Federal Home Loan Mortgage Corp. 3.125% due 09/15/2006.

       Hartford MidCap HLS Fund has an interest in a $60,665 repurchase agreement dated 12/31/2004 with Greenwich Capital 2.25% due 01/03/2005. This repurchase agreement is collateralized by $61,881 U.S. Treasury Note 2.50% due 09/30/2006.

       Hartford SmallCap Growth HLS Fund has an interest in a $56,325 repurchase agreement dated 12/31/2004 with Lehman Brothers, Inc., 2.150% due 01/03/2005. This repurchase agreement is collateralized by $57,453 Federal Home Loan Mortgage Corp. 3.125% due 09/15/2006.

       Hartford Stock HLS Fund has an interest in a $39,335 repurchase agreement dated 12/31/2004 with Greenwich Capital 2.25% due 01/03/2005. This repurchase agreement is collateralized by $40,123 U.S. Treasury Note 2.50% due 09/30/2006.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

       At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

       The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss. The Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Advisors HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund and Hartford SmallCap Growth HLS Fund had outstanding futures contracts as of December 31, 2004.

--------------------------------------------------------------------------------

       The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

       The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

                                                                       HARTFORD GLOBAL ADVISERS HLS FUND
                                                                           OPTION CONTRACTS ACTIVITY
                                                                                DURING THE YEAR
                                                                      -----------------------------------
                                                                      NUMBER OF    PREMIUM     REALIZED
        PUTS WRITTEN                                                  CONTRACTS    AMOUNTS    GAIN/(LOSS)
        ------------                                                  ---------    -------    -----------
        Beginning of the year.......................................       1        $ 32         $  --
        Written during the year.....................................       3          82            --
        Expired during the year.....................................      (1)        (32)           22
        Closed during the year......................................      (2)        (60)           32
        Exercised during the year...................................      --          --            --
                                                                         ---        ----         -----
        Balance at the end of the year..............................       1        $ 22         $  54
                                                                         ===        ====         =====

        CALLS WRITTEN
        -------------
        Beginning of the year.......................................      --        $ --         $  --
        Written during the year.....................................       4         104            --
        Expired during the year.....................................      --         (16)           16
        Closed during the year......................................      (2)        (66)           20
        Exercised during the year...................................      --                        --
                                                                         ---        ----         -----
        Balance at the end of the year..............................       2        $ 22         $  36
                                                                         ===        ====         =====

    g) Forward Foreign Currency Contracts -- For the year ended December 31, 2004, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Small Company HLS Fund and Hartford Value Opportunities entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

       Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contract is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds, except for the Hartford Money Market HLS Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

       Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds, except the Hartford Money Market HLS Fund, is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

       Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

       Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the year. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, do to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the year ended December 31, 2004, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

       The following represents restricted securities of the Funds as of December 31, 2004:

                                  ILLIQUID SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %        VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   ------
        Hartford Bond HLS Fund................  Centura Capital Trust I     5/22/03        $ 314              --%          $ 288
        Hartford Bond HLS Fund................  First American Capital
                                                Trust I                     2/13/04           86              --              85
        Hartford Bond HLS Fund................  Iridium World
                                                Communications, Inc.        7/11/97           97              --              h
        Hartford Bond HLS Fund................  Ntelos, Inc.                7/21/00            1              --              h
        Hartford Bond HLS Fund................  URC Holdings Corp.          10/8/03           54              --              53
        Hartford High Yield HLS Fund..........  Hosiery Corp.               10/7/94            4              --              h
        Hartford High Yield HLS Fund..........  Minorplanet Systems
                                                USA, Inc.                   2/13/98            3              --              h
        Hartford High Yield HLS Fund..........  Solutia, Inc.               11/11/02          h               --              h

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford Bond HLS Fund................         --%
        Hartford Bond HLS Fund................
                                                       --
        Hartford Bond HLS Fund................
                                                       --
        Hartford Bond HLS Fund................
        Hartford Bond HLS Fund................         --
        Hartford High Yield HLS Fund..........         --
        Hartford High Yield HLS Fund..........
                                                       --
        Hartford High Yield HLS Fund..........         --

--------------------------------------------------------------------------------

                              OTHER RESTRICTED SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %        VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   ------
        Hartford Global Advisers HLS Fund.....  Miller Brewing Co.           8/6/03       $  448             0.1%          $ 454
        Hartford Global Advisers HLS Fund.....  Nelnet Student Loan
                                                Corp., Series 2004-1A,
                                                Class A1A                   1/15/04          750             0.2             750
        Hartford Global Advisers HLS Fund.....  Oversea-Chinese Banking
                                                Corp.                       1/4/02,
                                                                            1/8/02,
                                                                            3/28/02          392             0.1             691
        Hartford Global Advisers HLS Fund.....  Pemex Project Funding
                                                Master Trust Co.           7/21/03,
                                                                            7/24/03          208             0.1             265
        Hartford Global Advisers HLS Fund.....  OAO Gazprom ADR             9/17/04        1,023             0.2           1,008
        Hartford Global Leaders HLS Fund......  OAO Gazprom ADR             9/17/04        5,024             0.4           4,945
        Hartford International Capital
          Appreciation HLS Fund...............  OAO Gazprom ADR             9/17/04        1,639             0.5           1,598

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford Global Advisers HLS Fund.....       0.1%
        Hartford Global Advisers HLS Fund.....
                                                     0.2
        Hartford Global Advisers HLS Fund.....
                                                     0.2
        Hartford Global Advisers HLS Fund.....
                                                     0.1
        Hartford Global Advisers HLS Fund.....       0.2
        Hartford Global Leaders HLS Fund......       0.4
        Hartford International Capital
          Appreciation HLS Fund...............       0.5

       h Due to the presentation of the financial statements in thousands, the numbers may round to zero.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. As of December 31, 2004 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

        FUND                                                           AMOUNT
        ----                                                           -------
        Hartford Bond HLS Fund......................................   $86,702
        Hartford Global Advisers HLS Fund...........................    52,527
        Hartford High Yield HLS Fund................................       102
        Hartford Mortgage Securities HLS Fund.......................    82,979
        Hartford U.S. Government Securities HLS Fund................   133,690

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

       The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a portion of which is used to compensate Wellington or Hartford Investment Management:

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.200%

                       HARTFORD MONEY MARKET HLS FUND AND
                     HARTFORD MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                             HARTFORD BOND HLS FUND
                          AND HARTFORD STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.325%
On next $250 million...............................................     0.300
On next $500 million...............................................     0.275
Over $1 billion....................................................     0.250

                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     0.500%
Over $50 million...................................................     0.450

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                          HARTFORD ADVISERS HLS FUND,
                    HARTFORD CAPITAL APPRECIATION HLS FUND,
                     HARTFORD DIVIDEND AND GROWTH HLS FUND,
                     HARTFORD DISCIPLINED EQUITY HLS FUND,
                       HARTFORD GLOBAL ADVISERS HLS FUND,
                       HARTFORD GLOBAL LEADERS HLS FUND,
                         HARTFORD HIGH YIELD HLS FUND,
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND,
                          HARTFORD MIDCAP HLS FUND AND
                        HARTFORD SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

                            HARTFORD FOCUS HLS FUND,
                    HARTFORD GLOBAL COMMUNICATIONS HLS FUND,
                  HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND,
                        HARTFORD GLOBAL HEALTH HLS FUND,
                      HARTFORD GLOBAL TECHNOLOGY HLS FUND,
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
               AND HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.650%
On next $250 million...............................................     0.600
Over $500 million..................................................     0.550

                        HARTFORD EQUITY INCOME HLS FUND,
                           HARTFORD GROWTH HLS FUND,
                         HARTFORD MIDCAP VALUE HLS FUND
                          AND HARTFORD VALUE HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.625%
On next $250 million...............................................     0.575
On next $500 million...............................................     0.525
Over $1 billion....................................................     0.475

                    HARTFORD GROWTH OPPORTUNITIES HLS FUND,
                       HARTFORD SMALLCAP GROWTH HLS FUND
                   AND HARTFORD VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
Over $100 million..................................................     0.600

       Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund and Hartford Value Opportunities HLS Fund.

       Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford Bond HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, and Hartford U.S. Government Securities HLS Fund.

       Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and each of the following Funds; Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Value HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

--------------------------------------------------------------------------------

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisors HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Value HLS Fund, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each fund based on specific identification.

    e) Expense Offset -- The Funds have entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $9,519 and $95, respectively, for all Funds. The total expense reduction represented an effective annual rate of 0.01% of the Funds' average net assets. These amounts are included on the fees paid indirectly line of the Statement of Operations.

       The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                      RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS
                                                                       AFTER WAIVERS AND
                                                                            OFFSETS
                                                                      --------------------
        FUND                                                          CLASS IA    CLASS IB
        ----                                                          --------    --------
        Hartford Advisers HLS Fund..................................    0.66%       0.91%
        Hartford Bond HLS Fund......................................    0.50        0.75
        Hartford Capital Appreciation HLS Fund......................    0.67        0.92
        Hartford Disciplined Equity HLS Fund........................    0.74        0.99
        Hartford Dividend and Growth HLS Fund.......................    0.67        0.92
        Hartford Equity Income Fund.................................    0.88        1.13
        Hartford Focus HLS Fund.....................................    0.86        1.11
        Hartford Global Advisers HLS Fund...........................    0.78        1.03
        Hartford Global Communications HLS Fund.....................    0.99        1.24
        Hartford Global Financial Services HLS Fund.................    0.94        1.19
        Hartford Global Health HLS Fund.............................    0.86        1.11
        Hartford Global Leaders HLS Fund............................    0.68        0.93
        Hartford Global Technology HLS Fund.........................    0.83        1.08
        Hartford Growth HLS Fund....................................    0.83        1.08
        Hartford Growth Opportunities HLS Fund......................    0.57        0.82
        Hartford High Yield HLS Fund................................    0.77        1.02
        Hartford Index HLS Fund.....................................    0.44        0.69
        Hartford International Capital Appreciation HLS Fund........    0.89        1.14
        Hartford International Opportunities HLS Fund...............    0.74        0.99
        Hartford International Small Company HLS Fund...............    1.01        1.26
        Hartford MidCap HLS Fund....................................    0.68        0.93
        Hartford MidCap Value HLS Fund..............................    0.78        1.03
        Hartford Money Market HLS Fund..............................    0.48        0.73
        Hartford Mortgage Securities HLS Fund.......................    0.49        0.74
        Hartford Small Company HLS Fund.............................    0.70        0.95
        Hartford SmallCap Growth HLS Fund...........................    0.63        0.88
        Hartford Stock HLS Fund.....................................    0.48        0.73
        Hartford U.S. Government Securities HLS Fund................    0.47        0.72
        Hartford Value HLS Fund.....................................    0.85        1.10
        Hartford Value Opportunities HLS Fund.......................    0.66        0.91

    f) Distribution Plan for Class IB shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

       The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                       COST OF PURCHASES   SALES PROCEEDS        COST OF
                                                           EXCLUDING          EXCLUDING       PURCHASES FOR    SALES PROCEEDS FOR
                                                        U.S. GOVERNMENT    U.S. GOVERNMENT   U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS        OBLIGATIONS       OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------   ---------------   ---------------   ------------------
        Hartford Advisers HLS Fund...................     $ 3,254,624        $ 3,983,025       $1,027,694          $1,051,446
        Hartford Bond HLS Fund.......................       3,569,743          2,898,804        2,731,490           3,161,286
        Hartford Capital Appreciation HLS Fund.......      10,987,111         10,096,050               --                  --
        Hartford Disciplined Equity HLS Fund.........         650,531            538,963               --                  --
        Hartford Dividend and Growth HLS Fund........       2,049,430          1,357,730               --                  --
        Hartford Equity Income HLS Fund..............         105,804              9,823               --                  --
        Hartford Focus HLS Fund......................          97,345             99,616               --                  --
        Hartford Global Advisers HLS Fund............       1,775,806          1,747,519          201,385             211,963
        Hartford Global Communications HLS Fund......          23,963             25,567               --                  --
        Hartford Global Financial Services HLS
          Fund.......................................          32,091             29,475               --                  --
        Hartford Global Health HLS Fund..............         200,992            185,317               --                  --
        Hartford Global Leaders HLS Fund.............       2,791,968          2,570,703               --                  --
        Hartford Global Technology HLS Fund..........         275,767            299,214               --                  --
        Hartford Growth HLS Fund.....................         411,170            250,485               --                  --
        Hartford Growth Opportunities HLS Fund.......       1,166,495          1,118,125               --                  --
        Hartford High Yield HLS Fund.................         759,542            656,667               --                  --
        Hartford Index HLS Fund......................         110,737            199,718               --                  --
        Hartford International Capital Appreciation
          HLS Fund...................................         587,465            429,581               --                  --
        Hartford International Opportunities HLS
          Fund.......................................       1,646,620          1,431,680               --                  --
        Hartford International Small Company HLS
          Fund.......................................         174,201            119,275               --                  --
        Hartford MidCap HLS Fund.....................       1,300,240          1,348,556               --                  --
        Hartford MidCap Value HLS Fund...............       1,053,597            917,565               --                  --
        Hartford Mortgage Securities HLS Fund........       1,195,629          1,249,701           84,781              87,582
        Hartford Small Company HLS Fund..............       1,494,609          1,489,122               --                  --
        Hartford SmallCap Growth HLS Fund............         648,218            453,884               --                  --
        Hartford Stock HLS Fund......................       1,922,582          2,366,203               --                  --
        Hartford U.S. Government Securities HLS
          Fund.......................................         956,152            973,298        1,320,488           1,256,628
        Hartford Value HLS Fund......................         120,408            115,164               --                  --
        Hartford Value Opportunities HLS Fund........         301,376            196,118               --                  --

--------------------------------------------------------------------------------

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED
                                                                       ACCUMULATED      NET REALIZED
                                                                      NET INVESTMENT   GAIN (LOSS) ON   PAID IN
        FUND                                                          INCOME (LOSS)     INVESTMENTS     CAPITAL
        ----                                                          --------------   --------------   -------
        Hartford Advisers HLS Fund..................................    $   1,682         $(4,503)      $ 2,821
        Hartford Bond HLS Fund......................................        7,823          (9,199)        1,376
        Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057            (4)
        Hartford Disciplined Equity HLS Fund........................          (50)         (9,395)        9,445
        Hartford Dividend and Growth HLS Fund.......................         (729)            730            (1)
        Hartford Equity Income HLS Fund.............................          (12)             12            --
        Hartford Focus HLS Fund.....................................          (34)             34            --
        Hartford Global Advisers HLS Fund...........................        1,180          (1,257)           77
        Hartford Global Communications HLS Fund.....................          (57)             57            --
        Hartford Global Financial Services HLS Fund.................          (18)             18            --
        Hartford Global Health HLS Fund.............................            7              (7)           --
        Hartford Global Leaders HLS Fund............................         (904)            904            --
        Hartford Global Technology HLS Fund.........................         (135)            135            --
        Hartford Growth HLS Fund....................................           37             (32)           (5)
        Hartford Growth Opportunities HLS Fund......................       (1,703)          2,961        (1,258)
        Hartford High Yield HLS Fund................................        1,372          (3,161)        1,789
        Hartford Index HLS Fund.....................................         (370)            370            --
        Hartford International Capital Appreciation HLS Fund........         (875)            875            --
        Hartford International Opportunities HLS Fund...............       (4,554)          4,509            45
        Hartford International Small Company HLS Fund...............         (713)            713            --
        Hartford MidCap HLS Fund....................................       (2,707)          2,696            11
        Hartford MidCap Value HLS Fund..............................         (228)            229            (1)
        Hartford Mortgage Securities HLS Fund.......................        3,743          (3,743)           --
        Hartford Small Company HLS Fund.............................        4,946             383        (5,329)
        Hartford SmallCap Growth HLS Fund...........................       (1,108)          1,108            --
        Hartford Stock HLS Fund.....................................         (954)            954            --
        Hartford U.S. Government Securities HLS Fund................        1,769          (1,614)         (155)
        Hartford Value HLS Fund.....................................          (48)             48            --
        Hartford Value Opportunities HLS Fund.......................          (45)             45            --

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                  YEAR OF
        FUND                                                           AMOUNT    EXPIRATION
        ----                                                          --------   ----------
        Hartford Advisers HLS Fund..................................  $ 71,341      2010
        Hartford Advisers HLS Fund..................................   433,487      2011
        Hartford Bond HLS Fund......................................       650      2009
        Hartford Disciplined Equity HLS Fund........................     7,330      2008
        Hartford Disciplined Equity HLS Fund........................     8,430      2009
        Hartford Disciplined Equity HLS Fund........................   104,792      2010
        Hartford Disciplined Equity HLS Fund........................    21,177      2011
        Hartford Equity Income HLS Fund.............................        19      2012
        Hartford Global Advisers HLS Fund...........................    15,056      2010
        Hartford Global Leaders HLS Fund............................     1,044      2009
        Hartford Global Leaders HLS Fund............................    67,986      2010
        Hartford Global Technology HLS Fund.........................    21,813      2009
        Hartford Global Technology HLS Fund.........................    52,496      2010
        Hartford Growth Opportunities HLS Fund......................    30,862      2010
        Hartford High Yield HLS Fund................................     4,551      2007
        Hartford High Yield HLS Fund................................     5,611      2008
        Hartford High Yield HLS Fund................................     2,700      2009
        Hartford High Yield HLS Fund................................     8.996      2010
        Hartford High Yield HLS Fund................................    21,813      2011
        Hartford International Opportunities HLS Fund...............     3,889      2008
        Hartford International Opportunities HLS Fund...............    81,748      2009
        Hartford International Opportunities HLS Fund...............   134,281      2010
        Hartford Mortgage Securities HLS Fund.......................     8,992      2012
        Hartford Small Company HLS Fund.............................    46,181      2009
        Hartford Small Company HLS Fund.............................   124,207      2010
        Hartford SmallCap Growth HLS Fund...........................  $ 12,555      2009
        Hartford SmallCap Growth HLS Fund...........................    13,310      2010
        Hartford Stock HLS Fund.....................................    81,433      2009
        Hartford Stock HLS Fund.....................................   226,152      2010
        Hartford Stock HLS Fund.....................................   503,997      2011
        Hartford U.S. Government Securities HLS Fund................     2,513      2007
        Hartford U.S. Government Securities HLS Fund................     1,398      2008
        Hartford U.S. Government Securities HLS Fund................     3,025      2012

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund carry forward may apply.

    For the fiscal year ended December 31, 2004, the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Equity Income HLS Fund.............................    $   145           $--
        Hartford Growth Opportunities HLS Fund......................         --            35
        Hartford Mortgage Securities HLS Fund.......................        655            --
        Hartford Stock HLS Fund.....................................     16,802            --
        Hartford U.S. Government Securities HLS Fund................        724            --
        Hartford Value HLS Fund.....................................        461            --

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Advisers HLS Fund..................................  $228,776     $    --        $  --
        Hartford Bond HLS Fund......................................   228,190       5,198           --
        Hartford Capital Appreciation HLS Fund......................    38,215          --           --
        Hartford Disciplined Equity HLS Fund........................    10,421          --           --
        Hartford Dividend and Growth HLS Fund.......................    75,534          --           --
        Hartford Equity Income HLS Fund.............................     1,051          --           --
        Hartford Focus HLS Fund.....................................       203          --           --
        Hartford Global Advisers HLS Fund...........................        62          --           --
        Hartford Global Health HLS Fund.............................     2,300      12,335           --
        Hartford Global Leaders HLS Fund............................     5,726          --           --
        Hartford Growth HLS Fund....................................     2,090         440           --
        Hartford High Yield HLS Fund................................    35,325          --           --
        Hartford Index HLS Fund.....................................    28,096       6,030           --
        Hartford International Capital Appreciation HLS Fund........     4,091          58           --
        Hartford International Opportunities HLS Fund...............     8,143          --           --
        Hartford International Small Company HLS Fund...............     1,200         544           --
        Hartford MidCap Fund HLS Fund...............................     5,618          --           --
        Hartford MidCap Value HLS Fund..............................     9,486       7,327           --
        Hartford Money Market HLS Fund..............................    15,755          --           --
        Hartford Mortgage Securities HLS Fund.......................    35,588          --           --
        Hartford Stock HLS Fund.....................................    67,303          --           --
        Hartford U.S. Government Securities HLS Fund................    26,838          --           --
        Hartford Value HLS Fund.....................................       725          --           --
        Hartford Value Opportunities HLS Fund.......................       734          --           --

    The tax character of distributions paid during 2003 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Advisers HLS Fund..................................  $256,741     $    --        $  --
        Hartford Bond HLS Fund......................................   128,941       6,157           --
        Hartford Capital Appreciation HLS Fund......................    49,667          --           --
        Hartford Disciplined Equity HLS Fund........................     8,233          --           --
        Hartford Dividend and Growth HLS Fund.......................    60,506      23,281           --
        Hartford Equity Income HLS Fund.............................        16          --           --
        Hartford Focus HLS Fund.....................................       166          --           --
        Hartford Global Advisers HLS Fund...........................     2,500          --           --
        Hartford Global Financial Services HLS Fund.................       430          --           --
        Hartford Global Health HLS Fund.............................     3,041       1,134           --
        Hartford Global Leaders HLS Fund............................     3,122          --           --
        Hartford Growth HLS Fund....................................  $  6,200     $   120        $  --
        Hartford High Yield HLS Fund................................    18,851          --           --
        Hartford Index HLS Fund.....................................    25,680       5,727           --
        Hartford International Capital Appreciation HLS Fund........     5,800         300           --
        Hartford International Opportunities HLS Fund...............     7,059          --           --
        Hartford International Small Company HLS Fund...............     4,870         141           --
        Hartford MidCap Fund HLS Fund...............................     4,016          --           --
        Hartford Money Market HLS Fund..............................    15,989          --           --
        Hartford Mortgage Securities HLS Fund.......................    30,864       1,129           --
        Hartford Stock HLS Fund.....................................    69,003          --           --
        Hartford U.S. Government Securities HLS Fund................    13,061          --           --
        Hartford Value HLS Fund.....................................     1,600          --           --
        Hartford Value Opportunities HLS Fund.......................       618          --           --

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY          LONG-TERM        APPRECIATION
        FUND                                                             INCOME         CAPITAL GAIN      (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Advisers HLS Fund..................................    $119,439          $     --         $   905,669
        Hartford Bond HLS Fund......................................     123,726             4,486              58,187
        Hartford Capital Appreciation HLS Fund......................      34,591           325,739           2,478,335
        Hartford Disciplined Equity HLS Fund........................       3,294                --             117,523
        Hartford Dividend and Growth HLS Fund.......................      21,461            80,412             893,618
        Hartford Equity Income HLS Fund.............................           3                --               8,333
        Hartford Focus HLS Fund.....................................       1,543             2,526               3,432
        Hartford Global Advisers HLS Fund...........................       7,850                --              42,903
        Hartford Global Communications HLS Fund.....................         448                66               6,974
        Hartford Global Financial Services HLS Fund.................         657                34               6,156
        Hartford Global Health HLS Fund.............................       6,826            22,013              49,495
        Hartford Global Leaders HLS Fund............................       3,256                --             183,531
        Hartford Global Technology HLS Fund.........................         275                --              15,860
        Hartford Growth HLS Fund....................................       4,113            12,751              42,094
        Hartford Growth Opportunities HLS Fund......................          --                --             154,666
        Hartford High Yield HLS Fund................................      48,629                --              29,937
        Hartford Index HLS Fund.....................................       9,727            63,847             269,436
        Hartford International Capital Appreciation HLS Fund........      17,621             2,240              45,742
        Hartford International Opportunities HLS Fund...............          48                --             188,954
        Hartford International Small Company HLS Fund...............      10,937             2,008              11,076
        Hartford MidCap HLS Fund....................................       1,854            42,581             554,599
        Hartford MidCap Value HLS Fund..............................      46,012            62,300             214,920
        Hartford Money Market HLS Fund..............................          --                --                  --
        Hartford Mortgage Securities HLS Fund.......................      27,266                --               4,014
        Hartford Small Company HLS Fund.............................          --                --             192,702
        Hartford SmallCap Growth HLS Fund...........................          24                --              86,307
        Hartford Stock HLS Fund.....................................      35,593                --             496,228
        Hartford U.S. Government Securities HLS Fund................      24,594                --              (2,564)
        Hartford Value HLS Fund.....................................       3,214             3,935              40,632
        Hartford Value Opportunities HLS Fund.......................       8,069             6,155              48,687

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended December 31, 2004, the Funds did not have any borrowings under this facility.

9. FUND MERGERS

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on January 15, 2003, shareholders of Hartford American Leaders HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford International Stock II HLS Fund and Hartford Investors Growth HLS Fund (each a "Target Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

    Hartford American Leaders HLS Fund merged into Hartford Stock HLS Fund Hartford Blue Chip Stock II HLS Fund merged into Hartford Disciplined Equity HLS Fund
    Hartford Global Equity HLS Fund merged into Hartford Global Leaders HLS Fund Hartford International Stock II HLS Fund merged into Hartford International Opportunities HLS Fund
    Hartford Investors Growth HLS Fund merged into Hartford Disciplined Equity HLS Fund

    Under the terms of the Plan, and pursuant to the approval by shareholders of each Target Fund, the assets of each Target Fund were acquired by the corresponding Acquiring Fund on January 24, 2003. Each Acquiring Fund acquired the respective Target Fund's assets in exchange for the

--------------------------------------------------------------------------------

    Acquiring Fund's shares, which were distributed pro rata by each Target Fund to the holders of its shares on January 24, 2003, in complete liquidation of the Target Fund.

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD GLOBAL LEADERS HLS FUND                              CLASS IA    CLASS IB
        --------------------------------                              --------    --------
        Net assets of Hartford Global Equity HLS Fund on January 24,
          2003......................................................  $ 11,029    $    --
        Hartford Global Equity HLS Fund shares exchanged............     1,498         --
        Hartford Global Leaders HLS Fund shares issued..............       953         --
        Net assets of Hartford Global Leaders HLS Fund immediately
          before the merger.........................................  $574,006    $57,372
        Net assets of Hartford Global Leaders HLS Fund immediately
          after the merger..........................................  $585,038    $57,372

        HARTFORD DISCIPLINED EQUITY HLS FUND                          CLASS IA    CLASS IB
        ------------------------------------                          --------    --------
        Net assets of Hartford Blue Chip Stock II HLS Fund on
          January 24, 2003..........................................  $ 15,890    $    --
        Hartford Blue Chip Stock II HLS Fund shares exchanged.......     3,107         --
        Hartford Disciplined Equity HLS Fund shares issued..........     1,843         --
        Net assets of Hartford Investors Growth HLS Fund on January
          24, 2003..................................................  $ 13,716    $    --
        Hartford Investors Growth HLS Fund shares exchanged.........     2,740         --
        Hartford Disciplined Equity HLS Fund shares issued..........     1,591         --
        Net assets of Hartford Disciplined Equity HLS Fund
          immediately before the merger.............................  $454,370    $60,268
        Net assets of Hartford Disciplined Equity HLS Fund
          immediately after the merger..............................  $483,976    $60,268

        HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                 CLASS IA    CLASS IB
        ---------------------------------------------                 --------    --------
        Net Assets of Hartford International Stock II HLS Fund on
          January 24, 2003..........................................  $ 22,447    $    --
        Hartford International Stock II HLS Fund shares exchanged...     3,304         --
        Hartford International Opportunities HLS Fund shares
          issued....................................................     3,008         --
        Net assets of Hartford International Opportunities HLS Fund
          immediately before the merger.............................  $684,409    $27,363
        Net assets of Hartford International Opportunities HLS Fund
          immediately after the merger..............................  $706,856    $27,363

        HARTFORD STOCK HLS FUND                                        CLASS IA     CLASS IB
        -----------------------                                       ----------    --------
        Net assets of Hartford American Leaders HLS Fund on January
          24, 2003..................................................  $   14,137    $     --
        Hartford American Leaders HLS Fund shares exchanged.........       1,787          --
        Hartford Stock HLS Fund shares issued.......................         406          --
        Net assets of Hartford Stock HLS Fund immediately before the
          merger....................................................  $4,971,437    $298,456
        Net assets of Hartford Stock HLS Fund immediately after the
          merger....................................................  $4,985,574    $298,456

    The Hartford American Leaders HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford International Stock II and Hartford Investors Growth HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of January 24, 2003:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford American Leaders HLS Fund..........................     $(2,855)        $ (1,586)    $18,578
        Hartford Blue Chip Stock II HLS Fund........................      (4,122)          (8,297)     28,309
        Hartford Global Equity HLS Fund.............................      (1,040)          (2,480)     14,549
        Hartford International Stock II.............................      (8,821)         (10,744)     42,012
        Hartford Investors Growth HLS Fund..........................        (453)         (10,741)     24,910

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders of Hartford Multisector Bond HLS Fund approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Bond HLS Fund

    The mergers were accomplished by tax free exchanges as detailed below:

    HARTFORD BOND HLS FUND                                         CLASS IA     CLASS IB
    ----------------------                                        ----------    --------
    Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948    $     --
    Hartford Multisector Bond shares exchanged..................       2,422          --
    Hartford Bond shares issued.................................       2,028          --
    Net assets of Hartford Bond immediately before the merger...  $2,339,844    $825,823
    Net assets of Hartford Bond immediately after the merger....  $2,364,792    $825,823

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford Multisector Bond HLS Fund..........................       $(49)         $(1,170)     $26,167

10. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS SUBSEQUENT TO DECEMBER 31, 2004 (SUBSEQUENT EVENT):

    Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. The schedule below reflects the rates of compensation paid to HL Advisors for services rendered both prior to January 1, 2005 and effective January 1, 2005:

                            PRIOR TO JANUARY 1, 2005
                           EFFECTIVE JANUARY 1, 2005

                        HARTFORD EQUITY INCOME HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.625%
On next $250 million...............................................     0.575
On next $500 million...............................................     0.525
Over $1 billion....................................................     0.425

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.525%
On next $250 million...............................................     0.475
On next $500 million...............................................     0.425
Over $1 billion....................................................     0.325

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.200%

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $2 billion................................................     0.200%
Over $2 billion....................................................     0.100

 HARTFORD HLS FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $22.67       $ 0.51        $  0.33        $  0.84       $(0.47)
 Class IB...............................................   22.81         0.48           0.30           0.78        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................................   19.59         0.42           3.18           3.60        (0.52)
 Class IB...............................................   19.72         0.41           3.16           3.57        (0.48)
 For the Year Ended December 31, 2002
 Class IA...............................................   23.44(5)      0.51(5)       (4.10)(5)      (3.59)(5)    (0.26)(5)
 Class IB...............................................   23.60(5)      0.46(5)       (4.10)(5)      (3.64)(5)    (0.24)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   26.65(5)      0.64(5)       (1.85)(5)      (1.21)(5)    (0.73)(5)
 Class IB...............................................   26.63(5)      0.50(5)       (1.77)(5)      (1.27)(5)    (0.49)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   29.65(5)      0.68(5)       (0.88)(5)      (0.20)(5)    (0.23)(5)
 Class IB...............................................   29.66(5)      0.74(5)       (0.98)(5)      (0.24)(5)    (0.22)(5)
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.32         0.40           0.12           0.52        (0.58)
 Class IB...............................................   12.25         0.45           0.04           0.49        (0.56)
 For the Year Ended December 31, 2003
 Class IA...............................................   11.95         0.36           0.57           0.93        (0.50)
 Class IB...............................................   11.90         0.40           0.50           0.90        (0.49)
 For the Year Ended December 31, 2002
 Class IA...............................................   11.46(5)      0.56(5)       (0.01)(5)       0.55(5)     (0.05)(5)
 Class IB...............................................   11.43(5)      0.46(5)        0.07(5)        0.53(5)     (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   11.08(5)      0.46(5)        0.48(5)        0.94(5)     (0.56)(5)
 Class IB...............................................   11.07(5)      0.41(5)        0.50(5)        0.91(5)     (0.55)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................    9.94(5)      0.69(5)        0.50(5)        1.19(5)     (0.05)(5)
 Class IB...............................................    9.95(5)      0.61(5)        0.56(5)        1.17(5)     (0.05)(5)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   44.91         0.35           8.34           8.69        (0.17)
 Class IB...............................................   44.76         0.27           8.26           8.53        (0.11)
 For the Year Ended December 31, 2003
 Class IA...............................................   31.70         0.26          13.17          13.43        (0.22)
 Class IB...............................................   31.63         0.19          13.10          13.29        (0.16)
 For the Year Ended December 31, 2002
 Class IA...............................................   39.75(5)      0.15(5)       (8.01)(5)      (7.86)(5)    (0.19)(5)
 Class IB...............................................   39.68(5)      0.12(5)       (8.03)(5)      (7.91)(5)    (0.14)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   59.26(5)      0.21(5)       (3.36)(5)      (3.15)(5)    (0.27)(5)
 Class IB...............................................   59.23(5)      0.06(5)       (3.29)(5)      (3.23)(5)    (0.23)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   60.95(5)      0.41(5)        7.57(5)        7.98(5)     (0.39)(5)
 Class IB...............................................   60.98(5)     (0.77)(5)       8.64(5)        7.87(5)     (0.34)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $ (0.47)       $  0.37       $ 23.04
 Class IB...............................................       --              --           (0.42)          0.36         23.17
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.52)          3.08         22.67
 Class IB...............................................       --              --           (0.48)          3.09         22.81
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.26)(5)      (3.85)(5)     19.59(5)
 Class IB...............................................       --(5)           --(5)        (0.24)(5)      (3.88)(5)     19.72(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (1.27)(5)       (2.00)(5)      (3.21)(5)     23.44(5)
 Class IB...............................................       --(5)        (1.27)(5)       (1.76)(5)      (3.03)(5)     23.60(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (2.57)(5)       (2.80)(5)      (3.00)(5)     26.65(5)
 Class IB...............................................       --(5)        (2.57)(5)       (2.79)(5)      (3.03)(5)     26.63(5)
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --           (0.32)          (0.90)         (0.38)        11.94
 Class IB...............................................       --           (0.32)          (0.88)         (0.39)        11.86
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.06)          (0.56)          0.37         12.32
 Class IB...............................................       --           (0.06)          (0.55)          0.35         12.25
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)        (0.01)(5)       (0.06)(5)       0.49(5)      11.95(5)
 Class IB...............................................       --(5)        (0.01)(5)       (0.06)(5)       0.47(5)      11.90(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.56)(5)       0.38(5)      11.46(5)
 Class IB...............................................       --(5)           --(5)        (0.55)(5)       0.36(5)      11.43(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)           --(5)        (0.05)(5)       1.14(5)      11.08(5)
 Class IB...............................................       --(5)           --(5)        (0.05)(5)       1.12(5)      11.07(5)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.17)          8.52         53.43
 Class IB...............................................       --              --           (0.11)          8.42         53.18
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.22)         13.21         44.91
 Class IB...............................................       --              --           (0.16)         13.13         44.76
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.19)(5)      (8.05)(5)     31.70(5)
 Class IB...............................................       --(5)           --(5)        (0.14)(5)      (8.05)(5)     31.63(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)       (16.09)(5)      (16.36)(5)     (19.51)(5)     39.75(5)
 Class IB...............................................       --(5)       (16.09)(5)      (16.32)(5)     (19.55)(5)     39.68(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (9.28)(5)       (9.67)(5)      (1.69)(5)     59.26(5)
 Class IB...............................................       --(5)        (9.28)(5)       (9.62)(5)      (1.75)(5)     59.23(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    3.74%     $ 9,699,374      0.67%        0.67%         2.16%        36%
 Class IB...............................................    3.48        1,462,319      0.92         0.92          1.91         36
 For the Year Ended December 31, 2003
 Class IA...............................................   18.49       10,358,449      0.67         0.67          2.03         48
 Class IB...............................................   18.20        1,263,641      0.92         0.92          1.78         48
 For the Year Ended December 31, 2002
 Class IA...............................................  (13.79)       9,249,397      0.67         0.67          2.29         47
 Class IB...............................................  (13.99)         672,078      0.90         0.92          2.07         47
 For the Year Ended December 31, 2001
 Class IA...............................................   (4.64)      11,836,564      0.66         0.66          2.51         34
 Class IB...............................................   (4.81)         521,205      0.84         0.91          2.33         34
 For the Year Ended December 31, 2000
 Class IA...............................................   (0.75)      13,430,507      0.66         0.66          2.47         40
 Class IB...............................................   (0.92)         252,247      0.84         0.91          2.29         40
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    4.62        2,507,019      0.50         0.50          3.72        164
 Class IB...............................................    4.33          991,065      0.75         0.75          3.47        164
 For the Year Ended December 31, 2003
 Class IA...............................................    7.85        2,332,343      0.50         0.50          3.74        215
 Class IB...............................................    7.58          734,768      0.75         0.75          3.49        215
 For the Year Ended December 31, 2002
 Class IA...............................................   10.08        2,145,266      0.51         0.51          5.58        108
 Class IB...............................................    9.83          382,864      0.75         0.76          5.34        108
 For the Year Ended December 31, 2001
 Class IA...............................................    8.68        1,549,698      0.51         0.51          5.87        185
 Class IB...............................................    8.49          152,254      0.69         0.76          5.69        185
 For the Year Ended December 31, 2000
 Class IA...............................................   11.99        1,033,043      0.52         0.52          6.54        169
 Class IB...............................................   11.79           31,551      0.70         0.77          6.36        169
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   19.36       10,751,945      0.70         0.70          0.77         89
 Class IB...............................................   19.07        2,505,798      0.95         0.95          0.52         89
 For the Year Ended December 31, 2003
 Class IA...............................................   42.38        8,912,749      0.69         0.69          0.77         94
 Class IB...............................................   42.02        1,579,399      0.94         0.94          0.52         94
 For the Year Ended December 31, 2002
 Class IA...............................................  (19.70)       6,240,859      0.69         0.69          0.64         94
 Class IB...............................................  (19.88)         588,013      0.92         0.94          0.41         94
 For the Year Ended December 31, 2001
 Class IA...............................................   (6.94)       8,734,600      0.68         0.68          0.57         92
 Class IB...............................................   (7.10)         393,241      0.86         0.93          0.39         92
 For the Year Ended December 31, 2000
 Class IA...............................................   13.22        9,581,897      0.66         0.66          0.64        108
 Class IB...............................................   13.02          136,058      0.84         0.91          0.46        108

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $11.20       $ 0.16        $  0.79        $  0.95       $(0.13)
 Class IB...............................................   11.14         0.14           0.76           0.90        (0.11)
 For the Year Ended December 31, 2003
 Class IA...............................................    8.80         0.07           2.45           2.52        (0.12)
 Class IB...............................................    8.75         0.05           2.43           2.48        (0.09)
 For the Year Ended December 31, 2002
 Class IA...............................................   11.72(5)      0.05(5)       (2.97)(5)      (2.92)(5)       --(5)
 Class IB...............................................   11.67(5)      0.04(5)       (2.96)(5)      (2.92)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   13.26(5)      0.06(5)       (1.10)(5)      (1.04)(5)       --(5)
 Class IB...............................................   13.23(5)      0.05(5)       (1.11)(5)      (1.06)(5)       --(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   14.32(5)      0.05(5)       (0.85)(5)      (0.80)(5)    (0.05)(5)
 Class IB...............................................   14.30(5)     (0.08)(5)      (0.74)(5)      (0.82)(5)    (0.04)(5)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   18.77         0.32           2.01           2.33        (0.27)
 Class IB...............................................   18.72         0.27           2.00           2.27        (0.23)
 For the Year Ended December 31, 2003
 Class IA...............................................   15.09         0.24           3.79           4.03        (0.25)
 Class IB...............................................   15.07         0.21           3.76           3.97        (0.22)
 For the Year Ended December 31, 2002
 Class IA...............................................   18.80(5)      0.25(5)       (3.64)(5)      (3.39)(5)    (0.23)(5)
 Class IB...............................................   18.79(5)      0.24(5)       (3.66)(5)      (3.42)(5)    (0.21)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   21.24(5)      0.31(5)       (1.14)(5)      (0.83)(5)    (0.30)(5)
 Class IB...............................................   21.24(5)      0.39(5)       (1.25)(5)      (0.86)(5)    (0.28)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   21.49(5)      0.35(5)        1.78(5)        2.13(5)     (0.34)(5)
 Class IB...............................................   21.51(5)      0.40(5)        1.69(5)        2.09(5)     (0.32)(5)
HARTFORD EQUITY INCOME FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.75         0.12           0.89           1.01        (0.12)
 Class IB...............................................   10.74         0.10           0.88           0.98        (0.10)
 From inception October 31, 2003 through
  December 31, 2003
 Class IA...............................................   10.00         0.02           0.75           0.77        (0.02)
 Class IB...............................................   10.00         0.02           0.74           0.76        (0.02)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $ (0.13)       $  0.82       $ 12.02
 Class IB...............................................       --              --           (0.11)          0.79         11.93
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.12)          2.40         11.20
 Class IB...............................................       --              --           (0.09)          2.39         11.14
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (2.92)(5)      8.80(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (2.92)(5)      8.75(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (0.50)(5)       (0.50)(5)      (1.54)(5)     11.72(5)
 Class IB...............................................       --(5)        (0.50)(5)       (0.50)(5)      (1.56)(5)     11.67(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (0.21)(5)       (0.26)(5)      (1.06)(5)     13.26(5)
 Class IB...............................................       --(5)        (0.21)(5)       (0.25)(5)      (1.07)(5)     13.23(5)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.27)          2.06         20.83
 Class IB...............................................       --              --           (0.23)          2.04         20.76
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.10)          (0.35)          3.68         18.77
 Class IB...............................................       --           (0.10)          (0.32)          3.65         18.72
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)        (0.09)(5)       (0.32)(5)      (3.71)(5)     15.09(5)
 Class IB...............................................       --(5)        (0.09)(5)       (0.30)(5)      (3.72)(5)     15.07(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (1.31)(5)       (1.61)(5)      (2.44)(5)     18.80(5)
 Class IB...............................................       --(5)        (1.31)(5)       (1.59)(5)      (2.45)(5)     18.79(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (2.04)(5)       (2.38)(5)      (0.25)(5)     21.24(5)
 Class IB...............................................       --(5)        (2.04)(5)       (2.36)(5)      (0.27)(5)     21.24(5)
HARTFORD EQUITY INCOME FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.12)          0.89         11.64
 Class IB...............................................       --              --           (0.10)          0.88         11.62
 From inception October 31, 2003 through
  December 31, 2003
 Class IA...............................................       --              --           (0.02)          0.75         10.75
 Class IB...............................................       --              --           (0.02)          0.74         10.74

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    8.41%     $   770,938      0.75%        0.75%         1.53%        62%
 Class IB...............................................    8.14          270,171      1.00         1.00          1.28         62
 For the Year Ended December 31, 2003
 Class IA...............................................   28.82          685,888      0.78         0.78          0.89         73
 Class IB...............................................   28.50          155,810      1.03         1.03          0.64         73
 For the Year Ended December 31, 2002
 Class IA...............................................  (24.65)         460,807      0.79         0.79          0.65         92
 Class IB...............................................  (24.85)          58,930      1.02         1.04          0.42         92
 For the Year Ended December 31, 2001
 Class IA...............................................   (8.02)         416,013      0.79         0.79          0.54         85
 Class IB...............................................   (8.18)          46,599      0.97         1.04          0.36         85
 For the Year Ended December 31, 2000
 Class IA...............................................   (5.64)         379,905      0.79         0.79          0.41         73
 Class IB...............................................   (5.81)          14,898      0.97         1.04          0.23         73
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.42        4,719,663      0.68         0.68          1.73         27
 Class IB...............................................   12.14        1,393,412      0.93         0.93          1.48         27
 For the Year Ended December 31, 2003
 Class IA...............................................   26.80        3,927,415      0.69         0.69          1.61         31
 Class IB...............................................   26.48          902,779      0.94         0.94          1.36         31
 For the Year Ended December 31, 2002
 Class IA...............................................  (14.23)       2,810,625      0.69         0.69          1.56         43
 Class IB...............................................  (14.42)         327,617      0.92         0.94          1.33         43
 For the Year Ended December 31, 2001
 Class IA...............................................   (4.04)       3,190,773      0.68         0.68          1.66         61
 Class IB...............................................   (4.21)         153,848      0.86         0.93          1.48         61
 For the Year Ended December 31, 2000
 Class IA...............................................   10.95        3,189,857      0.68         0.68          1.70         59
 Class IB...............................................   10.75           35,415      0.86         0.93          1.52         59
HARTFORD EQUITY INCOME FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    9.43           90,197      0.90         0.90          1.99         18
 Class IB...............................................    9.16           24,876      1.15         1.15          1.74         18
 From inception October 31, 2003 through
  December 31, 2003
 Class IA...............................................    7.65(2)         8,511      1.13(1)      1.13(1)       1.50(1)       2
 Class IB...............................................    7.59(2)         1,609      1.38(1)      1.38(1)       1.25(1)       2

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD FOCUS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $ 9.90       $ 0.10        $  0.21        $  0.31       $(0.03)
 Class IB...............................................    9.86         0.08           0.20           0.28        (0.01)
 For the Year Ended December 31, 2003
 Class IA...............................................    7.74         0.03           2.16           2.19        (0.03)
 Class IB...............................................    7.71         0.02           2.15           2.17        (0.02)
 For the Year Ended December 31, 2002
 Class IA...............................................   10.38(5)      0.03(5)       (2.66)(5)      (2.63)(5)       --(5)
 Class IB...............................................   10.37(5)      0.02(5)       (2.67)(5)      (2.65)(5)       --(5)
 From inception April 30, 2001 through December 31, 2001
 Class IA...............................................   10.00(5)      0.02(5)        0.38(5)        0.40(5)     (0.02)(5)
 Class IB...............................................   10.00(5)      0.01(5)        0.37(5)        0.38(5)     (0.01)(5)
HARTFORD GLOBAL ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   11.15         0.19           1.19           1.38           --
 Class IB...............................................   11.09         0.14           1.21           1.35           --
 For the Year Ended December 31, 2003
 Class IA...............................................    9.16         0.12           1.95           2.07        (0.08)
 Class IB...............................................    9.12         0.11           1.93           2.04        (0.07)
 For the Year Ended December 31, 2002
 Class IA...............................................   10.07(5)     (0.50)(5)      (0.41)(5)      (0.91)(5)       --(5)
 Class IB...............................................   10.05(5)     (0.41)(5)      (0.52)(5)      (0.93)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   11.49(5)      0.23(5)       (0.94)(5)      (0.71)(5)    (0.08)(5)
 Class IB...............................................   11.47(5)      0.44(5)       (1.16)(5)      (0.72)(5)    (0.07)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   13.97(5)      0.46(5)       (1.34)(5)      (0.88)(5)    (0.71)(5)
 Class IB...............................................   13.97(5)      0.48(5)       (1.38)(5)      (0.90)(5)    (0.71)(5)
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    7.17         0.16           1.51           1.67           --
 Class IB...............................................    7.15         0.15           1.49           1.64           --
 For the Year Ended December 31, 2003
 Class IA...............................................    4.47         0.01           2.69           2.70           --
 Class IB...............................................    4.47         0.01           2.67           2.68           --
 For the Year Ended December 31, 2002
 Class IA...............................................    6.37(5)    0.01(5)         (1.89)(5)      (1.88)(5)    (0.02)(5)
 Class IB...............................................    6.37(5)    0.01(5)         (1.89)(5)      (1.88)(5)    (0.02)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   10.00(5)    0.03(5)         (3.62)(5)      (3.59)(5)    (0.04)(5)
 Class IB...............................................   10.00(5)    0.02(5)         (3.62)(5)      (3.60)(5)    (0.03)(5)
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    9.65         0.18           1.02           1.20           --
 Class IB...............................................    9.63         0.17           0.99           1.16           --
 For the Year Ended December 31, 2003
 Class IA...............................................    7.51         0.13           2.14           2.27        (0.13)
 Class IB...............................................    7.50         0.11           2.13           2.24        (0.11)
 For the Year Ended December 31, 2002
 Class IA...............................................    9.37(5)    0.08(5)         (1.86)(5)      (1.78)(5)    (0.08)(5)
 Class IB...............................................    9.36(5)    0.07(5)         (1.86)(5)      (1.79)(5)    (0.07)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   10.00(5)    0.07(5)         (0.66)(5)      (0.59)(5)    (0.04)(5)
 Class IB...............................................   10.00(5)    0.04(5)         (0.65)(5)      (0.61)(5)    (0.03)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD FOCUS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $ (0.03)       $  0.28       $ 10.18
 Class IB...............................................       --              --           (0.01)          0.27         10.13
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.03)          2.16          9.90
 Class IB...............................................       --              --           (0.02)          2.15          9.86
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)        (0.01)(5)       (0.01)(5)      (2.64)(5)      7.74(5)
 Class IB...............................................       --(5)        (0.01)(5)       (0.01)(5)      (2.66)(5)      7.71(5)
 From inception April 30, 2001 through December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.02)(5)       0.38(5)      10.38(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)       0.37(5)      10.37(5)
HARTFORD GLOBAL ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           1.38         12.53
 Class IB...............................................       --              --              --           1.35         12.44
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.08)          1.99         11.15
 Class IB...............................................       --              --           (0.07)          1.97         11.09
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (0.91)(5)      9.16(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (0.93)(5)      9.12(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (0.63)(5)       (0.71)(5)      (1.42)(5)     10.07(5)
 Class IB...............................................       --(5)        (0.63)(5)       (0.70)(5)      (1.42)(5)     10.05(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (0.89)(5)       (1.60)(5)      (2.48)(5)     11.49(5)
 Class IB...............................................       --(5)        (0.89)(5)       (1.60)(5)      (2.50)(5)     11.47(5)
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           1.67          8.84
 Class IB...............................................       --              --              --           1.64          8.79
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           2.70          7.17
 Class IB...............................................       --              --              --           2.68          7.15
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.02)(5)      (1.90)(5)    4.47(5)
 Class IB...............................................       --(5)           --(5)        (0.02)(5)      (1.90)(5)    4.47(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.04)(5)      (3.63)(5)    6.37(5)
 Class IB...............................................       --(5)           --(5)        (0.03)(5)      (3.63)(5)    6.37(5)
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           1.20         10.85
 Class IB...............................................       --              --              --           1.16         10.79
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.13)          2.14          9.65
 Class IB...............................................       --              --           (0.11)          2.13          9.63
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.08)(5)      (1.86)(5)    7.51(5)
 Class IB...............................................       --(5)           --(5)        (0.07)(5)      (1.86)(5)    7.50(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.04)(5)      (0.63)(5)    9.37(5)
 Class IB...............................................       --(5)           --(5)        (0.03)(5)      (0.64)(5)    9.36(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD FOCUS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    3.16%     $    49,519      0.90%        0.90%         1.06%       111%
 Class IB...............................................    2.90           41,587      1.15         1.15          0.81        111
 For the Year Ended December 31, 2003
 Class IA...............................................   28.37           49,891      0.90         0.90          0.40        129
 Class IB...............................................   28.05           39,674      1.15         1.15          0.15        129
 For the Year Ended December 31, 2002
 Class IA...............................................  (24.59)          35,237      0.88         0.88          0.40        212
 Class IB...............................................  (24.76)          18,361      1.11         1.13          0.17        212
 From inception April 30, 2001 through December 31, 2001
 Class IA...............................................    3.94(2)        32,968      0.95(1)      0.95(1)       0.47(1)     113
 Class IB...............................................    3.83(2)         8,803      1.13(1)      1.20(1)       0.29(1)     113
HARTFORD GLOBAL ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.38          362,757      0.84         0.84          1.27        511
 Class IB...............................................   12.13           86,937      1.09         1.09          1.02        511
 For the Year Ended December 31, 2003
 Class IA...............................................   22.26          312,492      0.84         0.84          1.26        452
 Class IB...............................................   21.97           41,594      1.09         1.09          1.01        452
 For the Year Ended December 31, 2002
 Class IA...............................................   (8.95)         269,329      0.83         0.83          2.05        288
 Class IB...............................................   (9.15)          16,078      1.06         1.08          1.82        288
 For the Year Ended December 31, 2001
 Class IA...............................................   (6.25)         331,784      0.86         0.86          2.21        346
 Class IB...............................................   (6.42)          11,965      1.04         1.11          2.03        346
 For the Year Ended December 31, 2000
 Class IA...............................................   (6.63)         384,648      0.85         0.85          2.72        184
 Class IB...............................................   (6.80)           4,800      1.03         1.10          2.54        184
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   23.21           17,537      1.01         1.01          1.83         85
 Class IB...............................................   22.90           12,119      1.26         1.26          1.58         85
 For the Year Ended December 31, 2003
 Class IA...............................................   60.37           17,302      1.01         1.01          0.19         90
 Class IB...............................................   59.97           10,288      1.26         1.26         (0.06)        90
 For the Year Ended December 31, 2002
 Class IA...............................................  (29.36)           8,177      1.01         1.01          0.66      100.0
 Class IB...............................................  (29.50)           2,707      1.24         1.26          0.43      100.0
 For the Year Ended December 31, 2001
 Class IA...............................................  (35.74)           7,679      0.92         0.92          0.38         95
 Class IB...............................................  (35.88)           1,584      1.10         1.17          0.20         95
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.35           22,010      0.98         0.98          1.84         77
 Class IB...............................................   12.07           19,773      1.23         1.23          1.59         77
 For the Year Ended December 31, 2003
 Class IA...............................................   30.29           18,940      0.98         0.98          1.63        120
 Class IB...............................................   29.96           16,056      1.23         1.23          1.38        120
 For the Year Ended December 31, 2002
 Class IA...............................................  (18.87)          15,486      1.15         1.15          1.11         80
 Class IB...............................................  (19.04)           6,477      1.38         1.40          0.88         80
 For the Year Ended December 31, 2001
 Class IA...............................................   (5.72)          14,216      0.93         0.93          1.04        119
 Class IB...............................................   (5.91)           3,392      1.11         1.18          0.86        119

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD GLOBAL HEALTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $15.52       $   --        $  1.95        $  1.95       $(0.01)
 Class IB...............................................   15.43        (0.01)          1.90           1.89           --
 For the Year Ended December 31, 2003
 Class IA...............................................   11.91         0.01           3.81           3.82        (0.01)
 Class IB...............................................   11.85           --           3.78           3.78           --
 For the Year Ended December 31, 2002
 Class IA...............................................   14.72(5)    0.01(5)         (2.79)(5)      (2.78)(5)       --(5)
 Class IB...............................................   14.68(5)    0.01(5)         (2.81)(5)      (2.80)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   14.42(5)        --(5)      0.30(5)        0.30(5)          --(5)
 Class IB...............................................   14.41(5)     (0.03)(5)     0.30(5)        0.27(5)          --(5)
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................   10.00(5)    0.03(5)        4.77(5)        4.80(5)       (0.03)(5)
 Class IB...............................................   10.00(5)    0.03(5)        4.75(5)        4.78(5)       (0.02)(5)
HARTFORD GLOBAL LEADERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   15.53         0.12           2.85           2.97        (0.09)
 Class IB...............................................   15.47         0.10           2.82           2.92        (0.07)
 For the Year Ended December 31, 2003
 Class IA...............................................   11.50         0.07           4.02           4.09        (0.06)
 Class IB...............................................   11.47         0.04           4.00           4.04        (0.04)
 For the Year Ended December 31, 2002
 Class IA...............................................   14.43(5)      0.13(5)       (2.95)(5)      (2.82)(5)    (0.11)(5)
 Class IB...............................................   14.40(5)      0.12(5)       (2.96)(5)      (2.84)(5)    (0.09)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   17.59(5)      0.11(5)       (3.02)(5)      (2.91)(5)    (0.08)(5)
 Class IB...............................................   17.57(5)      0.08(5)       (3.02)(5)      (2.94)(5)    (0.06)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   19.13(5)      0.08(5)       (1.42)(5)      (1.34)(5)    (0.09)(5)
 Class IB...............................................   19.12(5)     (0.06)(5)      (1.30)(5)      (1.36)(5)    (0.08)(5)
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    4.88           --           0.06           0.06           --
 Class IB...............................................    4.84         0.01           0.05           0.06           --
 For the Year Ended December 31, 2003
 Class IA...............................................    3.02           --           1.86           1.86           --
 Class IB...............................................    3.01           --           1.83           1.83           --
 For the Year Ended December 31, 2002
 Class IA...............................................    4.92(5)     (0.05)(5)      (1.85)(5)      (1.90)(5)       --(5)
 Class IB...............................................    4.90(5)     (0.04)(5)      (1.85)(5)      (1.89)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................    6.37(5)     (0.02)(5)      (1.43)(5)      (1.45)(5)       --(5)
 Class IB...............................................    6.36(5)     (0.02)(5)      (1.44)(5)      (1.46)(5)       --(5)
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................   10.00(5)     (0.01)(5)      (3.62)(5)      (3.63)(5)       --(5)
 Class IB...............................................   10.00(5)     (0.01)(5)      (3.63)(5)      (3.64)(5)       --(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD GLOBAL HEALTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $ (0.54)        $ (0.55)       $  1.40       $ 16.92
 Class IB...............................................       --           (0.54)          (0.54)          1.35         16.78
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.20)          (0.21)          3.61         15.52
 Class IB...............................................       --           (0.20)          (0.20)          3.58         15.43
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)        (0.03)(5)       (0.03)(5)      (2.81)(5)   11.91(5)
 Class IB...............................................       --(5)        (0.03)(5)       (0.03)(5)      (2.83)(5)   11.85(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)           --(5)      0.30(5)      14.72(5)
 Class IB...............................................       --(5)           --(5)           --(5)      0.27(5)      14.68(5)
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................       --(5)        (0.35)(5)       (0.38)(5)     4.42(5)      14.42(5)
 Class IB...............................................       --(5)        (0.35)(5)       (0.37)(5)     4.41(5)      14.41(5)
HARTFORD GLOBAL LEADERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.09)          2.88         18.41
 Class IB...............................................       --              --           (0.07)          2.85         18.32
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.06)          4.03         15.53
 Class IB...............................................       --              --           (0.04)          4.00         15.47
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.11)(5)      (2.93)(5)     11.50(5)
 Class IB...............................................       --(5)           --(5)        (0.09)(5)      (2.93)(5)     11.47(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (0.17)(5)       (0.25)(5)      (3.16)(5)     14.43(5)
 Class IB...............................................       --(5)        (0.17)(5)       (0.23)(5)      (3.17)(5)     14.40(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (0.11)(5)       (0.20)(5)      (1.54)(5)     17.59(5)
 Class IB...............................................       --(5)        (0.11)(5)       (0.19)(5)      (1.55)(5)     17.57(5)
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           0.06          4.94
 Class IB...............................................       --              --              --           0.06          4.90
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           1.86          4.88
 Class IB...............................................       --              --              --           1.83          4.84
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (1.90)(5)      3.02(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (1.89)(5)      3.01(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)           --(5)       (1.45)(5)      4.92(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (1.46)(5)      4.90(5)
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................       --(5)           --(5)           --(5)       (3.63)(5)      6.37(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (3.64)(5)      6.36(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD GLOBAL HEALTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.80%     $   309,640      0.88%        0.88%         0.07%        46%
 Class IB...............................................   12.52          125,592      1.13         1.13         (0.18)        46
 For the Year Ended December 31, 2003
 Class IA...............................................   32.31          268,844      0.89         0.89          0.15         37
 Class IB...............................................   31.98          103,592      1.14         1.14         (0.10)        37
 For the Year Ended December 31, 2002
 Class IA...............................................  (16.97)         172,037      0.90         0.90          0.10         60
 Class IB...............................................  (17.16)          48,470      1.13         1.15         (0.13)        60
 For the Year Ended December 31, 2001
 Class IA...............................................    2.04          202,131      0.89         0.89          0.06         62
 Class IB...............................................    1.86           35,781      1.07         1.14         (0.12)        62
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................   48.18(2)       123,533      0.90(1)      0.90(1)       0.59(1)      46
 Class IB...............................................   48.00(2)         9,347      1.08(1)      1.15(1)       0.41(1)      46
HARTFORD GLOBAL LEADERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   19.19        1,004,850      0.78         0.78          0.83        255
 Class IB...............................................   18.89          273,202      1.03         1.03          0.58        255
 For the Year Ended December 31, 2003
 Class IA...............................................   35.57          728,049      0.80         0.80          0.54        292
 Class IB...............................................   35.24          129,315      1.05         1.05          0.29        292
 For the Year Ended December 31, 2002
 Class IA...............................................  (19.51)         544,901      0.81         0.81          1.06        324
 Class IB...............................................  (19.70)          55,421      1.03         1.06          0.84        324
 For the Year Ended December 31, 2001
 Class IA...............................................  (16.58)         484,661      0.81         0.81          0.71        363
 Class IB...............................................  (16.73)          49,356      0.99         1.06          0.53        363
 For the Year Ended December 31, 2000
 Class IA...............................................   (7.06)         572,517      0.81         0.81          0.63        367
 Class IB...............................................   (7.22)          25,869      0.99         1.06          0.45        367
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    1.35          111,876      0.91         0.91          0.31        164
 Class IB...............................................    1.10           46,112      1.16         1.16          0.06        164
 For the Year Ended December 31, 2003
 Class IA...............................................   61.50          138,243      0.90         0.90         (0.55)       157
 Class IB...............................................   61.10           44,432      1.15         1.15         (0.80)       157
 For the Year Ended December 31, 2002
 Class IA...............................................  (38.59)          54,596      0.91         0.91         (0.69)       155
 Class IB...............................................  (38.69)          13,609      1.13         1.16         (0.92)       155
 For the Year Ended December 31, 2001
 Class IA...............................................  (22.81)          86,074      0.89         0.89         (0.49)       240
 Class IB...............................................  (22.95)          16,712      1.07         1.14         (0.67)       240
 From inception May 1, 2000 through December 31, 2000
 Class IA...............................................  (37.45)(2)       71,276      0.92(1)      0.92(1)      (0.44)(1)    150
 Class IB...............................................  (37.10)(2)        7,340      1.10(1)      1.17(1)      (0.62)(1)    150

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $11.16       $ 0.01        $  1.39        $  1.40       $   --
 Class IB...............................................   11.11         0.01           1.35           1.36           --
 For the Year Ended December 31, 2003
 Class IA...............................................    8.66         0.01           2.85           2.84           --
 Class IB...............................................    8.64        (0.02)          2.83           2.81           --
 From inception April 30, 2002 through
  December 31, 2002
 Class IA...............................................   10.00           --          (1.34)         (1.34)          --
 Class IB...............................................   10.00           --          (1.36)         (1.36)          --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   23.57         0.05           4.01           4.06           --
 Class IB...............................................   23.48         0.03           3.93           3.96           --
 For the Year Ended December 31, 2003
 Class IA...............................................   16.40         0.01           7.18           7.17           --
 Class IB...............................................   16.37         0.01           7.12           7.11           --
 For the Year Ended December 31, 2002
 Class IA...............................................   22.66        (0.03)         (6.23)         (6.26)          --
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................   21.16        (0.01)         (4.78)         (4.79)          --
 For the Year Ended December 31, 2001
 Class IA...............................................   40.66           --          (9.21)         (9.21)          --
 For the Year Ended December 31, 2000
 Class IA...............................................   45.14        (0.03)          2.99           2.96           --
HARTFORD HIGH YIELD HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.06         0.58           0.12           0.70        (0.50)
 Class IB...............................................    9.98         0.64           0.03           0.67        (0.48)
 For the Year Ended December 31, 2003
 Class IA...............................................    8.49         0.19           1.75           1.94        (0.37)
 Class IB...............................................    8.44         0.28           1.63           1.91        (0.37)
 For the Year Ended December 31, 2002
 Class IA...............................................    9.64(5)      0.63(5)       (1.73)(5)      (1.10)(5)    (0.05)(5)
 Class IB...............................................    9.61(5)      0.49(5)       (1.61)(5)      (1.12)(5)    (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................    9.39(5)      0.78(5)       (0.52)(5)       0.26(5)     (0.01)(5)
 Class IB...............................................    9.38(5)      0.84(5)       (0.60)(5)       0.24(5)     (0.01)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   10.05(5)      0.78(5)       (0.68)(5)       0.10(5)     (0.76)(5)
 Class IB...............................................   10.05(5)      0.04(5)        0.04(5)        0.08(5)     (0.75)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $ (0.09)        $ (0.09)       $  1.31       $ 12.47
 Class IB...............................................       --           (0.09)          (0.09)          1.27         12.38
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.34)          (0.34)          2.50         11.16
 Class IB...............................................       --           (0.34)          (0.34)          2.47         11.11
 From inception April 30, 2002 through
  December 31, 2002
 Class IA...............................................       --              --              --          (1.34)         8.66
 Class IB...............................................       --              --              --          (1.36)         8.64
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           4.06         27.63
 Class IB...............................................       --              --              --           3.96         27.44
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           7.17         23.57
 Class IB...............................................       --              --              --           7.11         23.48
 For the Year Ended December 31, 2002
 Class IA...............................................       --              --              --          (6.26)        16.40
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................       --              --              --          (4.79)        16.37
 For the Year Ended December 31, 2001
 Class IA...............................................       --           (8.79)          (8.79)        (18.00)        22.66
 For the Year Ended December 31, 2000
 Class IA...............................................       --           (7.44)          (7.44)         (4.48)        40.66
HARTFORD HIGH YIELD HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.50)          0.20         10.26
 Class IB...............................................       --              --           (0.48)          0.19         10.17
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.37)          1.57         10.06
 Class IB...............................................       --              --           (0.37)          1.54          9.98
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.05)(5)      (1.15)(5)      8.49(5)
 Class IB...............................................       --(5)           --(5)        (0.05)(5)      (1.17)(5)      8.44(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.01)(5)       0.25(5)       9.64(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)       0.23(5)       9.61(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)           --(5)        (0.76)(5)      (0.66)(5)      9.39(5)
 Class IB...............................................       --(5)           --(5)        (0.75)(5)      (0.67)(5)      9.38(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.49%     $   249,473      0.86%        0.86%         0.09%        79%
 Class IB...............................................   12.21          170,895      1.11         1.11         (0.16)        79
 For the Year Ended December 31, 2003
 Class IA...............................................   32.81          127,944      0.88         0.88         (0.20)       111
 Class IB...............................................   32.48           90,188      1.13         1.13         (0.45)       111
 From inception April 30, 2002 through
  December 31, 2002
 Class IA...............................................  (13.43)(2)       13,452      0.99(1)      0.99(1)       0.01(1)      76
 Class IB...............................................  (13.57)(2)        7,937      1.24(1)      1.24(1)      (0.25)(1)     76
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   17.18          848,674      0.63         0.63          0.23        137
 Class IB...............................................   16.89          112,896      0.88         0.88         (0.03)       137
 For the Year Ended December 31, 2003
 Class IA...............................................   43.79          696,900      0.64         0.64         (0.05)       145
 Class IB...............................................   43.43           59,686      0.89         0.89         (0.30)       145
 For the Year Ended December 31, 2002
 Class IA...............................................  (27.65)         478,045      0.66         0.66         (0.16)       189
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................  (22.65)(2)        5,287      0.84(1)      0.84(1)      (0.10)(1)    189
 For the Year Ended December 31, 2001
 Class IA...............................................  (22.85)         755,068      0.65         0.65         (0.01)       228
 For the Year Ended December 31, 2000
 Class IA...............................................    3.99        1,063,005      0.64         0.64         (0.08)       120
HARTFORD HIGH YIELD HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    7.40          518,881      0.77         0.77          6.31         92
 Class IB...............................................    7.14          309,672      1.02         1.02          6.06         92
 For the Year Ended December 31, 2003
 Class IA...............................................   23.18          481,315      0.78         0.78          7.00         44
 Class IB...............................................   22.88          259,544      1.03         1.03          6.75         44
 For the Year Ended December 31, 2002
 Class IA...............................................   (6.89)         200,017      0.82         0.82          9.33         60
 Class IB...............................................   (7.14)          57,084      1.05         1.07          9.10         60
 For the Year Ended December 31, 2001
 Class IA...............................................    2.69          127,044      0.81         0.81          9.70         63
 Class IB...............................................    2.54           25,901      0.99         1.06          9.52         63
 For the Year Ended December 31, 2000
 Class IA...............................................    1.03           66,104      0.81         0.81          9.15         69
 Class IB...............................................    0.85            2,497      0.99         1.06          8.97         69

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD INDEX HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $29.60       $ 0.50        $  2.56        $  3.06       $(0.39)
 Class IB...............................................   29.49         0.44           2.53           2.97        (0.34)
 For the Year Ended December 31, 2003
 Class IA...............................................   23.46         0.36           6.23           6.59        (0.37)
 Class IB...............................................   23.39         0.31           6.19           6.50        (0.32)
 For the Year Ended December 31, 2002
 Class IA...............................................   31.81(5)      0.32(5)       (8.29)(5)      (7.97)(5)    (0.28)(5)
 Class IB...............................................   31.75(5)      0.28(5)       (8.30)(5)      (8.02)(5)    (0.24)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   37.25(5)      0.31(5)       (4.87)(5)      (4.56)(5)    (0.29)(5)
 Class IB...............................................   37.20(5)      0.30(5)       (4.91)(5)      (4.61)(5)    (0.25)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   41.89(5)      0.30(5)       (4.24)(5)      (3.94)(5)    (0.31)(5)
 Class IB...............................................   41.89(5)      0.37(5)       (4.39)(5)      (4.02)(5)    (0.28)(5)
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.20         0.05           2.44           2.49           --
 Class IB...............................................   10.16         0.06           2.39           2.45           --
 For the Year Ended December 31, 2003
 Class IA...............................................    7.09           --           3.61           3.61           --
 Class IB...............................................    7.08           --           3.58           3.58           --
 For the Year Ended December 31, 2002
 Class IA...............................................    8.59(5)      0.03(5)       (1.51)(5)      (1.48)(5)    (0.02)(5)
 Class IB...............................................    8.59(5)      0.01(5)       (1.51)(5)      (1.50)(5)    (0.01)(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   10.00(5)      0.01(5)       (1.41)(5)      (1.40)(5)    (0.01)(5)
 Class IB...............................................   10.00(5)      0.01(5)       (1.41)(5)      (1.40)(5)    (0.01)(5)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.11         0.10           1.73           1.83        (0.08)
 Class IB...............................................   10.09         0.08           1.72           1.80        (0.06)
 For the Year Ended December 31, 2003
 Class IA...............................................    7.66         0.09           2.44           2.53        (0.08)
 Class IB...............................................    7.66         0.07           2.43           2.50        (0.07)
 For the Year Ended December 31, 2002
 Class IA...............................................    9.53(5)      0.17(5)       (1.94)(5)      (1.77)(5)    (0.10)(5)
 Class IB...............................................    9.51(5)      0.14(5)       (1.91)(5)      (1.77)(5)    (0.08)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   13.64(5)      0.12(5)       (2.61)(5)      (2.49)(5)    (0.01)(5)
 Class IB...............................................   13.65(5)      0.12(5)       (2.63)(5)      (2.51)(5)    (0.02)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   18.76(5)      0.18(5)       (3.14)(5)      (2.96)(5)    (0.23)(5)
 Class IB...............................................   18.76(5)      0.25(5)       (3.24)(5)      (2.99)(5)    (0.19)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD INDEX HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $ (0.10)        $ (0.49)       $  2.57       $ 32.17
 Class IB...............................................       --           (0.10)          (0.44)          2.53         32.02
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.08)          (0.45)          6.14         29.60
 Class IB...............................................       --           (0.08)          (0.40)          6.10         29.49
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)        (0.10)(5)       (0.38)(5)      (8.35)(5)     23.46(5)
 Class IB...............................................       --(5)        (0.10)(5)       (0.34)(5)      (8.36)(5)     23.39(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (0.59)(5)       (0.88)(5)      (5.44)(5)     31.81(5)
 Class IB...............................................       --(5)        (0.59)(5)       (0.84)(5)      (5.45)(5)     31.75(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (0.39)(5)       (0.70)(5)      (4.64)(5)     37.25(5)
 Class IB...............................................       --(5)        (0.39)(5)       (0.67)(5)      (4.69)(5)     37.20(5)
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --           (0.24)          (0.24)          2.25         12.45
 Class IB...............................................       --           (0.24)          (0.24)          2.21         12.37
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.50)          (0.50)          3.11         10.20
 Class IB...............................................       --           (0.50)          (0.50)          3.08         10.16
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.02)(5)      (1.50)(5)      7.09(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)      (1.51)(5)      7.08(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.01)(5)      (1.41)(5)      8.59(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)      (1.41)(5)      8.59(5)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.08)          1.75         11.86
 Class IB...............................................       --              --           (0.06)          1.74         11.83
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.08)          2.45         10.11
 Class IB...............................................       --              --           (0.07)          2.43         10.09
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.10)(5)      (1.87)(5)      7.66(5)
 Class IB...............................................       --(5)           --(5)        (0.08)(5)      (1.85)(5)      7.66(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (1.61)(5)       (1.62)(5)      (4.11)(5)      9.53(5)
 Class IB...............................................       --(5)        (1.61)(5)       (1.63)(5)      (4.14)(5)      9.51(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (1.93)(5)       (2.16)(5)      (5.12)(5)     13.64(5)
 Class IB...............................................       --(5)        (1.93)(5)       (2.12)(5)      (5.11)(5)     13.65(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD INDEX HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.39%     $ 1,973,470      0.44%        0.44%         1.60%         5%
 Class IB...............................................   10.12          252,959      0.69         0.69          1.35          5
 For the Year Ended December 31, 2003
 Class IA...............................................   28.13        1,934,490      0.44         0.44          1.40          3
 Class IB...............................................   27.81          195,900      0.69         0.69          1.15          3
 For the Year Ended December 31, 2002
 Class IA...............................................  (22.45)       1,553,260      0.44         0.44          1.18         15
 Class IB...............................................  (22.63)          68,832      0.67         0.69          0.95         15
 For the Year Ended December 31, 2001
 Class IA...............................................  (12.31)       1,976,361      0.43         0.43          0.91          5
 Class IB...............................................  (12.47)          46,056      0.61         0.68          0.73          5
 For the Year Ended December 31, 2000
 Class IA...............................................   (9.50)       2,387,000      0.43         0.43          0.75          7
 Class IB...............................................   (9.66)          16,272      0.61         0.68          0.57          7
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   24.72          208,703      0.97         0.97          0.86        215
 Class IB...............................................   24.40          137,183      1.22         1.22          0.61        215
 For the Year Ended December 31, 2003
 Class IA...............................................   51.02           67,147      1.01         1.01          0.23        244
 Class IB...............................................   50.65           63,698      1.26         1.26         (0.02)       244
 For the Year Ended December 31, 2002
 Class IA...............................................  (17.21)          21,368      1.26         1.26          0.59        285
 Class IB...............................................  (17.40)          13,878      1.49         1.51          0.36        285
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................  (13.98)(2)        9,969      1.00(1)      1.00(1)       0.42(1)     191
 Class IB...............................................  (14.08)(2)        5,075      1.18(1)      1.25(1)       0.24(1)     191
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   18.08        1,054,884      0.80         0.80          1.13        142
 Class IB...............................................   17.79          247,752      1.05         1.05          0.88        142
 For the Year Ended December 31, 2003
 Class IA...............................................   33.10          823,760      0.83         0.83          1.08        144
 Class IB...............................................   32.76           76,246      1.08         1.08          0.83        144
 For the Year Ended December 31, 2002
 Class IA...............................................  (17.93)         646,903      0.81         0.81          1.23        161
 Class IB...............................................  (18.12)          26,641      1.04         1.06          1.00        161
 For the Year Ended December 31, 2001
 Class IA...............................................  (18.73)         941,934      0.81         0.81          1.10        144
 Class IB...............................................  (18.88)          22,277      0.99         1.06          0.92        144
 For the Year Ended December 31, 2000
 Class IA...............................................  (17.10)       1,326,609      0.78         0.78          1.16        159
 Class IB...............................................  (17.25)          18,682      0.96         1.03          0.98        159

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $12.62       $ 0.16        $  1.96        $  2.12       $   --
 Class IB...............................................   12.56         0.14           1.94           2.08           --
 For the Year Ended December 31, 2003
 Class IA...............................................    8.89         0.09           4.68           4.77        (0.11)
 Class IB...............................................    8.86         0.08           4.64           4.72        (0.09)
 For the Year Ended December 31, 2002
 Class IA...............................................    9.39(5)      0.02(5)       (0.52)(5)      (0.50)(5)       --(5)
 Class IB...............................................    9.38(5)      0.01(5)       (0.53)(5)      (0.52)(5)       --(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   10.00(5)      0.05(5)       (0.64)(5)      (0.59)(5)    (0.02)(5)
 Class IB...............................................   10.00(5)      0.03(5)       (0.64)(5)      (0.61)(5)    (0.01)(5)
HARTFORD MIDCAP HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   24.63         0.12           3.93           4.05        (0.07)
 Class IB...............................................   24.50         0.08           3.87           3.95        (0.03)
 For the Year Ended December 31, 2003
 Class IA...............................................   17.93         0.04           6.71           6.75        (0.05)
 Class IB...............................................   17.84        (0.01)          6.67           6.66           --
 For the Year Ended December 31, 2002
 Class IA...............................................   20.93(5)     (0.01)(5)      (2.99)(5)      (3.00)(5)       --(5)
 Class IB...............................................   20.84(5)        --(5)       (3.00)(5)      (3.00)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   24.67(5)      0.03(5)       (0.97)(5)      (0.94)(5)       --(5)
 Class IB...............................................   24.62(5)        --(5)       (0.98)(5)      (0.98)(5)       --(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   20.53(5)     (0.01)(5)       5.18(5)        5.17(5)        --(5)
 Class IB...............................................   20.53(5)     (0.01)(5)       5.13(5)        5.12(5)        --(5)
HARTFORD MIDCAP VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.37         0.03           1.96           1.99        (0.01)
 Class IB...............................................   12.32         0.02           1.93           1.95           --
 For the Year Ended December 31, 2003
 Class IA...............................................    8.63         0.01           3.73           3.74           --
 Class IB...............................................    8.62         0.01           3.69           3.70           --
 For the Year Ended December 31, 2002
 Class IA...............................................    9.95(5)      0.02(5)       (1.32)(5)      (1.30)(5)    (0.02)(5)
 Class IB...............................................    9.94(5)      0.01(5)       (1.32)(5)      (1.31)(5)    (0.01)(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   10.00(5)      0.01(5)       (0.05)(5)      (0.04)(5)    (0.01)(5)
 Class IB...............................................   10.00(5)      0.01(5)       (0.06)(5)      (0.05)(5)    (0.01)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $ (0.22)        $ (0.22)       $  1.90       $ 14.52
 Class IB...............................................       --           (0.22)          (0.22)          1.86         14.42
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.93)          (1.04)          3.73         12.62
 Class IB...............................................       --           (0.93)          (1.02)          3.70         12.56
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (0.50)(5)      8.89(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (0.52)(5)      8.86(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.02)(5)      (0.61)(5)      9.39(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)      (0.62)(5)      9.38(5)
HARTFORD MIDCAP HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.07)          3.98         28.61
 Class IB...............................................       --              --           (0.03)          3.92         28.42
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.05)          6.70         24.63
 Class IB...............................................       --              --              --           6.66         24.50
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (3.00)(5)     17.93(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (3.00)(5)     17.84(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (2.80)(5)       (2.80)(5)      (3.74)(5)     20.93(5)
 Class IB...............................................       --(5)        (2.80)(5)       (2.80)(5)      (3.78)(5)     20.84(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (1.03)(5)       (1.03)(5)       4.14(5)      24.67(5)
 Class IB...............................................       --(5)        (1.03)(5)       (1.03)(5)       4.09(5)      24.62(5)
HARTFORD MIDCAP VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --           (0.19)          (0.20)          1.79         14.16
 Class IB...............................................       --           (0.19)          (0.19)          1.76         14.08
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           3.74         12.37
 Class IB...............................................       --              --              --           3.70         12.32
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.02)(5)      (1.32)(5)      8.63(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)      (1.32)(5)      8.62(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.01)(5)      (0.05)(5)      9.95(5)
 Class IB...............................................       --(5)           --(5)        (0.01)(5)      (0.06)(5)      9.94(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   16.96%     $    84,012      1.08%        1.08%         1.53%       119%
 Class IB...............................................   16.67           54,750      1.33         1.33          1.28        119
 For the Year Ended December 31, 2003
 Class IA...............................................   53.73           44,088      1.23         1.23          1.35        150
 Class IB...............................................   53.35           22,704      1.48         1.48          1.10        150
 For the Year Ended December 31, 2002
 Class IA...............................................   (5.08)          16,722      1.71         1.71          0.23        183
 Class IB...............................................   (5.30)           5,130      1.96         1.96         (0.01)       183
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   (5.98)(2)        4,373      1.00(1)      1.00(1)       1.01(1)     168
 Class IB...............................................   (6.09)(2)          768      1.18(1)      1.25(1)       0.83(1)     168
HARTFORD MIDCAP HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   16.44        2,193,649      0.70         0.70          0.47         60
 Class IB...............................................   16.15          221,727      0.95         0.95          0.22         60
 For the Year Ended December 31, 2003
 Class IA...............................................   37.67        1,946,881      0.72         0.72          0.20         75
 Class IB...............................................   37.33          179,439      0.97         0.97         (0.05)        75
 For the Year Ended December 31, 2002
 Class IA...............................................  (14.22)       1,340,265      0.72         0.72          0.09         90
 Class IB...............................................  (14.42)          89,336      0.94         0.97         (0.14)        90
 For the Year Ended December 31, 2001
 Class IA...............................................   (3.62)       1,765,315      0.70         0.70          0.12        117
 Class IB...............................................   (3.79)         117,396      0.88         0.95         (0.06)       117
 For the Year Ended December 31, 2000
 Class IA...............................................   25.42        1,774,047      0.70         0.72         (0.08)       138
 Class IB...............................................   25.20           50,747      0.88         0.97         (0.26)       138
HARTFORD MIDCAP VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   16.30          770,328      0.80         0.80          0.34         87
 Class IB...............................................   16.01          435,812      1.05         1.05          0.09         87
 For the Year Ended December 31, 2003
 Class IA...............................................   43.29          592,014      0.83         0.83          0.25         59
 Class IB...............................................   42.93          318,093      1.08         1.08            --         59
 For the Year Ended December 31, 2002
 Class IA...............................................  (13.02)         275,556      0.88         0.88          0.36         42
 Class IB...............................................  (13.21)          98,964      1.12         1.13          0.12         42
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   (0.41)(2)       95,308      0.90(1)      0.90(1)       0.47(1)      32
 Class IB...............................................   (0.52)(2)       25,185      1.08(1)      1.15(1)       0.29(1)      32

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $ 1.00       $   --        $    --        $    --       $   --
 Class IB...............................................    1.00           --             --             --           --
 For the Year Ended December 31, 2003
 Class IA...............................................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................................    1.00           --             --             --           --
 For the Year Ended December 31, 2002
 Class IA...............................................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2001
 Class IA...............................................    1.00         0.04             --           0.04        (0.04)
 Class IB...............................................    1.00         0.04             --           0.04        (0.04)
 For the Year Ended December 31, 2000
 Class IA...............................................    1.00         0.06             --           0.06        (0.06)
 Class IB...............................................    1.00         0.06             --           0.06        (0.06)
HARTFORD MORTGAGE SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   11.84         0.41           0.06           0.47        (0.58)
 Class IB...............................................   11.75         0.45          (0.02)          0.43        (0.55)
 For the Year Ended December 31, 2003
 Class IA...............................................   12.01         0.35          (0.08)          0.27        (0.38)
 Class IB...............................................   11.94         0.38          (0.14)          0.24        (0.37)
 For the Year Ended December 31, 2002
 Class IA...............................................   11.54(5)      0.37(5)        0.15(5)        0.52(5)     (0.05)(5)
 Class IB...............................................   11.50(5)      0.31(5)        0.18(5)        0.49(5)     (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   11.38(5)      0.49(5)        0.34(5)        0.83(5)     (0.67)(5)
 Class IB...............................................   11.36(5)      0.50(5)        0.31(5)        0.81(5)     (0.67)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   10.39(5)      0.75(5)        0.32(5)        1.07(5)     (0.08)(5)
 Class IB...............................................   10.39(5)      0.78(5)        0.27(5)        1.05(5)     (0.08)(5)
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   14.49        (0.07)          1.83           1.76           --
 Class IB...............................................   14.35        (0.09)          1.80           1.71           --
 For the Year Ended December 31, 2003
 Class IA...............................................    9.29        (0.04)          5.24           5.20           --
 Class IB...............................................    9.23        (0.04)          5.16           5.12           --
 For the Year Ended December 31, 2002
 Class IA...............................................   13.32(5)     (0.08)(5)      (3.95)(5)      (4.03)(5)       --(5)
 Class IB...............................................   13.26(5)     (0.06)(5)      (3.97)(5)      (4.03)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   16.87(5)      0.01(5)       (2.53)(5)      (2.52)(5)       --(5)
 Class IB...............................................   16.83(5)     (0.01)(5)      (2.53)(5)      (2.54)(5)       --(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   21.88(5)      0.03(5)       (2.54)(5)      (2.51)(5)       --(5)
 Class IB...............................................   21.87(5)      0.03(5)       (2.57)(5)      (2.54)(5)       --(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $    --        $    --       $  1.00
 Class IB...............................................       --              --              --             --          1.00
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.01)            --          1.00
 Class IB...............................................       --              --              --             --          1.00
 For the Year Ended December 31, 2002
 Class IA...............................................       --              --           (0.01)            --          1.00
 Class IB...............................................       --              --           (0.01)            --          1.00
 For the Year Ended December 31, 2001
 Class IA...............................................       --              --           (0.04)            --          1.00
 Class IB...............................................       --              --           (0.04)            --          1.00
 For the Year Ended December 31, 2000
 Class IA...............................................       --              --           (0.06)            --          1.00
 Class IB...............................................       --              --           (0.06)            --          1.00
HARTFORD MORTGAGE SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --           (0.02)          (0.60)         (0.13)        11.71
 Class IB...............................................       --           (0.02)          (0.57)         (0.14)        11.61
 For the Year Ended December 31, 2003
 Class IA...............................................       --           (0.06)          (0.44)         (0.17)        11.84
 Class IB...............................................       --           (0.06)          (0.43)         (0.19)        11.75
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.05)(5)       0.47(5)      12.01(5)
 Class IB...............................................       --(5)           --(5)        (0.05)(5)       0.44(5)      11.94(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)           --(5)        (0.67)(5)       0.16(5)      11.54(5)
 Class IB...............................................       --(5)           --(5)        (0.67)(5)       0.14(5)      11.50(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)           --(5)        (0.08)(5)       0.99(5)      11.38(5)
 Class IB...............................................       --(5)           --(5)        (0.08)(5)       0.96(5)      11.36(5)
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --              --           1.76         16.25
 Class IB...............................................       --              --              --           1.71         16.06
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           5.20         14.49
 Class IB...............................................       --              --              --           5.12         14.35
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)           --(5)       (4.03)(5)      9.29(5)
 Class IB...............................................       --(5)           --(5)           --(5)       (4.03)(5)      9.23(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (1.03)(5)       (1.03)(5)      (3.55)(5)     13.32(5)
 Class IB...............................................       --(5)        (1.03)(5)       (1.03)(5)      (3.57)(5)     13.26(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (2.50)(5)       (2.50)(5)      (5.01)(5)     16.87(5)
 Class IB...............................................       --(5)        (2.50)(5)       (2.50)(5)      (5.04)(5)     16.83(5)

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    0.94%     $ 1,294,525      0.48%        0.48%         0.93%        --
 Class IB...............................................    0.69          252,808      0.73         0.73          0.68         --
 For the Year Ended December 31, 2003
 Class IA...............................................    0.75        1,609,439      0.49         0.49          0.75         --
 Class IB...............................................    0.50          240,930      0.74         0.74          0.50         --
 For the Year Ended December 31, 2002
 Class IA...............................................    1.47        2,319,456      0.49         0.49          1.43         --
 Class IB...............................................    1.24          261,914      0.72         0.74          1.20         --
 For the Year Ended December 31, 2001
 Class IA...............................................    3.87        1,867,520      0.48         0.48          3.58         --
 Class IB...............................................    3.68          152,129      0.66         0.73          3.40         --
 For the Year Ended December 31, 2000
 Class IA...............................................    6.10        1,242,275      0.48         0.48          5.91         --
 Class IB...............................................    5.91           36,270      0.66         0.73          5.73         --
HARTFORD MORTGAGE SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    4.12          521,171      0.49         0.49          3.29        100%
 Class IB...............................................    3.86          180,232      0.74         0.74          3.04        100
 For the Year Ended December 31, 2003
 Class IA...............................................    2.29          587,833      0.49         0.49          2.84        111
 Class IB...............................................    2.03          180,982      0.74         0.74          2.59        111
 For the Year Ended December 31, 2002
 Class IA...............................................    8.15          727,323      0.49         0.49          3.86        339
 Class IB...............................................    7.89          116,549      0.73         0.74          3.62        339
 For the Year Ended December 31, 2001
 Class IA...............................................    7.50          424,603      0.48         0.48          5.64        233
 Class IB...............................................    7.30           26,121      0.66         0.73          5.46        233
 For the Year Ended December 31, 2000
 Class IA...............................................   10.28          310,825      0.48         0.48          6.43        534
 Class IB...............................................   10.08            1,148      0.66         0.73          6.25        534
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   12.18          904,912      0.75         0.75         (0.41)       141
 Class IB...............................................   11.90          230,452      1.00         1.00         (0.66)       141
 For the Year Ended December 31, 2003
 Class IA...............................................   55.87          851,283      0.76         0.76         (0.49)       171
 Class IB...............................................   55.48          190,456      1.01         1.01         (0.74)       171
 For the Year Ended December 31, 2002
 Class IA...............................................  (30.23)         495,074      0.77         0.77         (0.30)       222
 Class IB...............................................  (30.39)          66,378      1.00         1.02         (0.53)       222
 For the Year Ended December 31, 2001
 Class IA...............................................  (14.92)         745,253      0.76         0.76          0.03        227
 Class IB...............................................  (15.07)          59,371      0.94         1.01         (0.15)       227
 For the Year Ended December 31, 2000
 Class IA...............................................  (13.12)         908,886      0.74         0.74            --        195
 Class IB...............................................  (13.28)          40,967      0.92         0.99         (0.18)       195

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $17.55       $ 0.04        $  2.67        $  2.71       $   --
 Class IB...............................................   17.55         0.03           2.63           2.66           --
 For the Year Ended December 31, 2003
 Class IA...............................................   11.70           --           5.85           5.85           --
 Class IB...............................................   11.73        (0.01)          5.83           5.82           --
 For the Year Ended December 31, 2002
 Class IA...............................................   16.44        (0.02)         (4.72)         (4.74)          --
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................   15.96        (0.01)         (4.22)         (4.23)          --
 For the Year Ended December 31, 2001
 Class IA...............................................   23.73           --          (4.91)         (4.91)          --
 For the Year Ended December 31, 2000
 Class IA...............................................   33.79           --          (3.06)         (3.06)          --
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   44.37         0.74           1.10           1.84        (0.49)
 Class IB...............................................   44.29         0.64           1.08           1.72        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................................   35.46         0.46           8.93           9.39        (0.48)
 Class IB...............................................   35.42         0.38           8.88           9.26        (0.39)
 For the Year Ended December 31, 2002
 Class IA...............................................   47.36(5)      0.43(5)      (11.94)(5)     (11.51)(5)    (0.39)(5)
 Class IB...............................................   47.31(5)      0.38(5)      (11.95)(5)     (11.57)(5)    (0.32)(5)
 For the Year Ended December 31, 2001
 Class IA...............................................   58.80(5)      0.41(5)       (7.42)(5)      (7.01)(5)    (0.38)(5)
 Class IB...............................................   58.79(5)      0.46(5)       (7.57)(5)      (7.11)(5)    (0.32)(5)
 For the Year Ended December 31, 2000
 Class IA...............................................   71.47(5)      0.39(5)       (5.00)(5)      (4.61)(5)    (0.41)(5)
 Class IB...............................................   71.51(5)      0.74(5)       (5.47)(5)      (4.72)(5)    (0.34)(5)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   11.43         0.29          (0.07)          0.22        (0.41)
 Class IB...............................................   11.39         0.37          (0.18)          0.19        (0.39)
 For the Year Ended December 31, 2003
 Class IA...............................................   11.36         0.31          (0.07)          0.24        (0.17)
 Class IB...............................................   11.34         0.27          (0.05)          0.22        (0.17)
 For the Year Ended December 31, 2002
 Class IA...............................................   10.79         0.22           0.89           1.11        (0.54)
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................   10.51         0.15           0.68           0.83           --
 For the Year Ended December 31, 2001
 Class IA...............................................   10.59         0.50           0.28           0.78        (0.58)
 For the Year Ended December 31, 2000
 Class IA...............................................   10.13         0.70           0.46           1.16        (0.70)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $    --        $  2.71       $ 20.26
 Class IB...............................................       --              --              --           2.66         20.21
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --              --           5.85         17.55
 Class IB...............................................       --              --              --           5.82         17.55
 For the Year Ended December 31, 2002
 Class IA...............................................       --              --              --          (4.74)        11.70
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................       --              --              --          (4.23)        11.73
 For the Year Ended December 31, 2001
 Class IA...............................................       --           (2.38)          (2.38)         (7.29)        16.44
 For the Year Ended December 31, 2000
 Class IA...............................................       --           (7.00)          (7.00)        (10.06)        23.73
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.49)          1.35         45.72
 Class IB...............................................       --              --           (0.42)          1.30         45.59
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.48)          8.91         44.37
 Class IB...............................................       --              --           (0.39)          8.87         44.29
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.39)(5)     (11.90)(5)     35.46(5)
 Class IB...............................................       --(5)           --(5)        (0.32)(5)     (11.89)(5)     35.42(5)
 For the Year Ended December 31, 2001
 Class IA...............................................       --(5)        (4.05)(5)       (4.43)(5)     (11.44)(5)     47.36(5)
 Class IB...............................................       --(5)        (4.05)(5)       (4.37)(5)     (11.48)(5)     47.31(5)
 For the Year Ended December 31, 2000
 Class IA...............................................       --(5)        (7.65)(5)       (8.06)(5)     (12.67)(5)     58.80(5)
 Class IB...............................................       --(5)        (7.66)(5)       (8.00)(5)     (12.72)(5)     58.79(5)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.41)         (0.19)        11.24
 Class IB...............................................       --              --           (0.39)         (0.20)        11.19
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.17)          0.07         11.43
 Class IB...............................................       --              --           (0.17)          0.05         11.39
 For the Year Ended December 31, 2002
 Class IA...............................................       --              --           (0.54)          0.57         11.36
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................       --              --              --           0.83         11.34
 For the Year Ended December 31, 2001
 Class IA...............................................       --              --           (0.58)          0.20         10.79
 For the Year Ended December 31, 2000
 Class IA...............................................       --              --           (0.70)          0.46         10.59

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   15.43%     $   503,717      0.64%        0.64%         0.27%        88%
 Class IB...............................................   15.14          201,589      0.89         0.89          0.02         88
 For the Year Ended December 31, 2003
 Class IA...............................................   50.06          346,380      0.66         0.66         (0.01)       101
 Class IB...............................................   49.70           74,592      0.91         0.91         (0.26)       101
 For the Year Ended December 31, 2002
 Class IA...............................................  (28.83)         184,062      0.69         0.69         (0.18)        99
 From inception April, 30 2002 through
  December 31, 2002
 Class IB...............................................  (26.51)(2)        7,150      0.89(1)      0.89(1)      (0.13)(1)     99
 For the Year Ended December 31, 2001
 Class IA...............................................  (20.18)         272,272      0.68         0.68         (0.02)       164
 For the Year Ended December 31, 2000
 Class IA...............................................  (15.08)         352,615      0.66         0.66          0.01        160
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    4.17        5,657,942      0.49         0.49          1.61         30
 Class IB...............................................    3.91          718,293      0.74         0.74          1.36         30
 For the Year Ended December 31, 2003
 Class IA...............................................   26.47        6,014,675      0.49         0.49          1.18         37
 Class IB...............................................   26.16          562,979      0.74         0.74          0.93         37
 For the Year Ended December 31, 2002
 Class IA...............................................  (24.25)       5,094,276      0.49         0.49          0.97         44
 Class IB...............................................  (24.42)         296,767      0.72         0.74          0.75         44
 For the Year Ended December 31, 2001
 Class IA...............................................  (12.23)       7,834,643      0.49         0.49          0.80         39
 Class IB...............................................  (12.39)         271,475      0.67         0.74          0.62         39
 For the Year Ended December 31, 2000
 Class IA...............................................   (7.04)       9,590,018      0.48         0.48          0.64         40
 Class IB...............................................   (7.21)         136,077      0.66         0.73          0.46         40
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................    2.07          523,819      0.47         0.47          3.08        247
 Class IB...............................................    1.82          294,711      0.72         0.72          2.83        247
 For the Year Ended December 31, 2003
 Class IA...............................................    2.15          514,243      0.47         0.47          2.74        191
 Class IB...............................................    1.89          239,023      0.72         0.72          2.49        191
 For the Year Ended December 31, 2002
 Class IA...............................................   10.73          590,626      0.49         0.49          3.47        283
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................    7.96(2)       100,867      0.74(1)      0.74(1)       5.13(1)     283
 For the Year Ended December 31, 2001
 Class IA...............................................    7.50          174,333      0.51         0.51          5.55        155
 For the Year Ended December 31, 2000
 Class IA...............................................   11.81          141,415      0.52         0.52          6.28        128

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
HARTFORD VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................  $ 9.72       $ 0.13        $  0.91        $  1.04       $(0.03)
 Class IB...............................................    9.69         0.12           0.89           1.01        (0.03)
 For the Year Ended December 31, 2003
 Class IA...............................................    7.61         0.10           2.08           2.18        (0.07)
 Class IB...............................................    7.60         0.09           2.06           2.15        (0.06)
 For the Year Ended December 31, 2002
 Class IA...............................................    9.94(5)      0.08(5)       (2.33)(5)      (2.25)(5)    (0.08)(5)
 Class IB...............................................    9.93(5)      0.07(5)       (2.33)(5)      (2.26)(5)    (0.07)(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................   10.00(5)      0.03(5)       (0.02)(5)       0.01(5)     (0.03)(5)
 Class IB...............................................   10.00(5)      0.02(5)       (0.03)(5)      (0.01)(5)    (0.02)(5)
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   15.33         0.13           2.75           2.88        (0.05)
 Class IB...............................................   15.27         0.11           2.72           2.83        (0.04)
 For the Year Ended December 31, 2003
 Class IA...............................................   10.86         0.06           4.48           4.54        (0.07)
 Class IB...............................................   10.84         0.08           4.41           4.49        (0.06)
 For the Year Ended December 31, 2002
 Class IA...............................................   14.83         0.07          (3.68)         (3.61)       (0.09)
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................   13.51         0.02          (2.69)         (2.67)          --
 For the Year Ended December 31, 2001
 Class IA...............................................   17.38         0.08          (0.48)         (0.40)       (0.11)
 For the Year Ended December 31, 2000
 Class IA...............................................   15.65         0.14           2.68           2.82        (0.13)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
HARTFORD VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................     $ --         $    --         $ (0.03)       $  1.01       $ 10.73
 Class IB...............................................       --              --           (0.03)          0.98         10.67
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.07)          2.11          9.72
 Class IB...............................................       --              --           (0.06)          2.09          9.69
 For the Year Ended December 31, 2002
 Class IA...............................................       --(5)           --(5)        (0.08)(5)      (2.33)(5)      7.61(5)
 Class IB...............................................       --(5)           --(5)        (0.07)(5)      (2.33)(5)      7.60(5)
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................       --(5)        (0.04)(5)       (0.07)(5)      (0.06)(5)      9.94(5)
 Class IB...............................................       --(5)        (0.04)(5)       (0.06)(5)      (0.07)(5)      9.93(5)
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --           (0.05)          2.83         18.16
 Class IB...............................................       --              --           (0.04)          2.79         18.06
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --           (0.07)          4.47         15.33
 Class IB...............................................       --              --           (0.06)          4.43         15.27
 For the Year Ended December 31, 2002
 Class IA...............................................       --           (0.27)          (0.36)         (3.97)        10.86
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................       --              --              --          (2.67)        10.84
 For the Year Ended December 31, 2001
 Class IA...............................................       --           (2.04)          (2.15)         (2.55)        14.83
 For the Year Ended December 31, 2000
 Class IA...............................................       --           (0.96)          (1.09)          1.73         17.38

                                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          --------------------------------------------------------------------------
                                                                                     RATIO OF     RATIO OF     RATIO OF
                                                                                     EXPENSES     EXPENSES       NET
                                                                                    TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                      NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                                          TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                                          RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                                          ------      -----------   ----------   ----------   ----------   ---------
HARTFORD VALUE HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   10.71%     $   162,644      0.87%        0.87%         1.36%        45%
 Class IB...............................................   10.43          120,227      1.12         1.12          1.11         45
 For the Year Ended December 31, 2003
 Class IA...............................................   28.60          155,085      0.87         0.87          1.53         40
 Class IB...............................................   28.28           99,825      1.12         1.12          1.28         40
 For the Year Ended December 31, 2002
 Class IA...............................................  (22.64)          69,388      0.89         0.89          1.30         37
 Class IB...............................................  (22.81)          34,006      1.12         1.14          1.07         37
 From inception April 30, 2001 through
  December 31, 2001
 Class IA...............................................    0.06(2)        40,759      0.90(1)      0.90(1)       1.02(1)      16
 Class IB...............................................   (0.06)(2)       11,952      1.08(1)      1.15(1)       0.84(1)      16
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................................   18.87          259,593      0.67         0.67          1.10         80
 Class IB...............................................   18.58           81,772      0.92         0.92          0.85         80
 For the Year Ended December 31, 2003
 Class IA...............................................   41.87          156,879      0.71         0.71          0.62         48
 Class IB...............................................   41.52           32,572      0.96         0.96          0.37         48
 For the Year Ended December 31, 2002
 Class IA...............................................  (24.95)          88,793      0.73         0.73          0.60         67
 From inception April 30, 2002 through
  December 31, 2002
 Class IB...............................................  (19.74)(2)        3,160      0.91(1)      0.91(1)       1.06(1)      67
 For the Year Ended December 31, 2001
 Class IA...............................................   (2.55)         130,567      0.73         0.73          0.68        147
 For the Year Ended December 31, 2000
 Class IA...............................................   18.49          111,590      0.76         0.76          0.87        171

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (See Note 3(e)).
(4)Information presented relates to a share of capital share outstanding for the indicated period.
(5)Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Value HLS Fund, Hartford Global Advisers HLS Fund (twenty-six portfolios comprising Hartford Series Fund, Inc.) and the Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund (four of the portfolios comprising Hartford HLS Series Fund II, Inc.) (collectively, the "Funds") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford Series Fund, Inc. were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford HLS Series Fund II, Inc. were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds identified above constituting Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                              /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2005

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE: (UNAUDITED)

     For the year ended December 31, 2004, the following Funds distributed long-term capital gains dividends as follows:

        Hartford Bond HLS Fund .....................................  $ 5,198
        Hartford Global Health HLS Fund.............................   12,335
        Hartford Growth HLS Fund....................................      440
        Hartford Index HLS Fund.....................................    6,030
        Hartford International Capital Appreciation HLS Fund........       58
        Hartford International Small Company HLS Fund...............      544
        Hartford MidCap Value HLS Fund..............................    7,327

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
(SF2)
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


         Annual Report
         December 31, 2004                                 (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

                                                              HARTFORD HLS FUNDS

TABLE OF CONTENTS

    Manager Discussions                                               1



    Hartford HLS Funds Financial Statements:



      Schedule of Investments as of December 31, 2004:



         Hartford Advisers HLS Fund                                  54
         Hartford Blue Chip Stock HLS Fund                           61
         Hartford Bond HLS Fund                                      64
         Hartford Capital Appreciation HLS Fund                      75
         Hartford Capital Opportunities HLS Fund                     78
         Hartford Disciplined Equity HLS Fund                        80
         Hartford Global Leaders HLS Fund                            82
         Hartford Growth Opportunities HLS Fund                      84
         Hartford High Yield HLS Fund                                86
         Hartford Index HLS Fund                                     94
         Hartford International Opportunities HLS Fund              100
         Hartford International Stock HLS Fund                      103
         Hartford LargeCap Growth HLS Fund                          105
         Hartford MidCap Stock HLS Fund                             107
         Hartford Money Market HLS Fund                             109
         Hartford SmallCap Growth HLS Fund                          110
         Hartford SmallCap Value HLS Fund                           113
         Hartford Stock HLS Fund                                    115
         Hartford U.S. Government Securities HLS Fund               117
         Hartford Value Opportunities HLS Fund                      119



      Statement of Assets and Liabilities as of December 31,
      2004                                                          122



      Statement of Operations for the Year Ended December 31,
      2004                                                          126



      Statement of Changes in Net Assets for the Two Years in
      the Year Ended December 31, 2004                              130



      Notes to Financial Statements                                 140



      Financial Highlights                                          154



      Report of Independent Registered Public Accounting Firm       160



      Tax Information Notice (Unaudited)                            161



      Boards of Directors and Officer Information                   162



      Privacy Policy                                                165

        Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the Separate Account.

        This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                       ADVISERS IA                S&P 500 INDEX                   INDEX
                                                       -----------                -------------          ----------------------
12/31/94                                                  10000                       10000                       10000
                                                          10184                       10259                       10192
                                                          10556                       10659                       10428
                                                          10779                       10973                       10498
                                                          10959                       11295                       10645
                                                          11354                       11746                       11091
                                                          11565                       12019                       11180
                                                          11783                       12417                       11136
                                                          11865                       12446                       11279
                                                          12258                       12972                       11393
                                                          12176                       12924                       11561
                                                          12666                       13492                       11751
12/95                                                     12834                       13753                       11924
                                                          13115                       14220                       11998
                                                          13155                       14352                       11744
                                                          13222                       14490                       11645
                                                          13330                       14703                       11565
                                                          13568                       15081                       11546
                                                          13690                       15138                       11700
                                                          13378                       14469                       11727
                                                          13501                       14775                       11698
                                                          14089                       15605                       11906
                                                          14396                       16036                       12184
                                                          15264                       17246                       12409
12/96                                                     14963                       16905                       12270
                                                          15616                       17960                       12285
                                                          15678                       18102                       12311
                                                          15236                       17359                       12165
                                                          15923                       18394                       12342
                                                          16635                       19512                       12458
                                                          17357                       20387                       12607
                                                          18435                       22007                       12993
                                                          17524                       20775                       12847
                                                          18267                       21911                       13049
                                                          17935                       21179                       13258
                                                          18471                       22160                       13328
12/97                                                     18630                       22541                       13468
                                                          18900                       22789                       13658
                                                          19828                       24432                       13630
                                                          20582                       25683                       13672
                                                          20910                       25943                       13741
                                                          20730                       25496                       13888
                                                          21506                       26532                       14029
                                                          21658                       26250                       14041
                                                          19770                       22454                       14315
                                                          20580                       23894                       14724
                                                          21604                       25835                       14620
                                                          22427                       27401                       14707
12/98                                                     23223                       28980                       14744
                                                          23733                       30191                       14848
                                                          23183                       29253                       14495
                                                          23891                       30423                       14567
                                                          24524                       31601                       14603
                                                          23925                       30856                       14453
                                                          24826                       32569                       14408
                                                          24323                       31552                       14368
                                                          24104                       31395                       14356
                                                          23834                       30534                       14486
                                                          24648                       32465                       14523
                                                          24844                       33125                       14515
12/99                                                     25681                       35076                       14427
                                                          24788                       33314                       14423
                                                          24634                       32684                       14604
                                                          26303                       35880                       14815
                                                          25749                       34800                       14742
                                                          25436                       34086                       14729
                                                          25813                       34927                       15030
                                                          25573                       34381                       15189
                                                          26486                       36515                       15403
                                                          25794                       34588                       15461
                                                          25962                       34441                       15558
                                                          25122                       31728                       15824
12/00                                                     25490                       31884                       16137
                                                          26019                       33014                       16407
                                                          25028                       30006                       16577
                                                          24007                       28106                       16653
                                                          25005                       30287                       16528
                                                          25193                       30490                       16623
                                                          24553                       29749                       16703
                                                          24582                       29456                       17119
                                                          23650                       27614                       17339
                                                          22723                       25385                       17498
                                                          23255                       25870                       17942
                                                          24238                       27854                       17648
12/01                                                     24307                       28099                       17509
                                                          23986                       27689                       17637
                                                          23854                       27155                       17787
                                                          24282                       28176                       17426
                                                          23006                       26469                       17764
                                                          22862                       26275                       17928
                                                          21892                       24404                       18080
                                                          21147                       22503                       18298
                                                          21166                       22649                       18708
                                                          19775                       20189                       19110
                                                          20703                       21964                       18928
                                                          21690                       23256                       18939
12/02                                                     20954                       21890                       19441
                                                          20588                       21319                       19440
                                                          20445                       20999                       19786
                                                          20484                       21203                       19761
                                                          21533                       22948                       19972
                                                          22417                       24156                       20539
                                                          22595                       24465                       20457
                                                          22715                       24897                       19599
                                                          22965                       25381                       19729
                                                          22887                       25113                       20354
                                                          23628                       26531                       20095
                                                          23792                       26765                       20149
12/03                                                     24829                       28167                       20347
                                                          24970                       28684                       20532
                                                          25180                       29083                       20783
                                                          24941                       28644                       20974
                                                          24503                       28195                       20330
                                                          24707                       28581                       20226
                                                          25116                       29137                       20309
                                                          24531                       28172                       20524
                                                          24677                       28285                       20958
                                                          24640                       28592                       21031
                                                          24666                       29029                       21214
                                                          25126                       30203                       20978
12/04                                                     25759                       31230                       21201

    --- ADVISERS FUND              -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                  $10,000 starting value
        $25,759 ending value           $10,000 starting value             $31,230 ending value
                                       $21,201 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Advisers IA                      3.74%    0.06%    9.92%
--------------------------------------------------------------
Advisers IB(3)                   3.48%   -0.16%    9.68%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------
Lehman Government/Credit Bond
  Index                          4.19%    8.00%    7.80%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President and Partner

JOHN C. KEOGH
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers HLS Fund, Class A returned 3.74% for the year ended December 31, 2004. The Fund underperformed the Composite Index (S&P 500 Index 55%, Lehman Brother Government/Credit 35%, Treasury Bill 10%), which returned 7.66%, and the Lipper Flexible Portfolio VA-UF Average, which returned 8.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. For the period, the S&P 500 index outperformed the Lehman Government/Corporate Index.

During the year, we maintained a high equity ratio in the Fund which helped absolute returns, but our relative results were held back by performance in the equity portion of the portfolio. The best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In Energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Within the fixed income portion of the Fund, returns were in line with the benchmark. Our fundamental high quality bias generated lower returns than an some of the lower quality segments of the market. We continue to believe a high quality approach is the correct one to seek downside protection during periods of stock market volatility. Our tactical duration management was a positive factor this year. We had a slightly short duration bias in anticipation of a stronger economy and higher interest rates and we barbelled the Fund's cashflow in anticipation of a flattening yield curve.
WHAT IS YOUR OUTLOOK AND STRATEGY?
At the end of the period we had an equity exposure in the Fund at 67%, which is at the higher end of our historical range. We believe that in 2005, the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result. An improving economic environment is also supportive of our slightly shorter duration posture, as interest rates should continue their rise as the Federal Reserve raises short term interest rates.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   1.4
-------------------------------------------------------------------
Communications                                              0.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.4
-------------------------------------------------------------------
Drugs                                                       8.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 6.0
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          5.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.0
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    2.7
-------------------------------------------------------------------
Government National Mortgage Association held as
  Collateral on Loaned Securities                           1.1
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Insurance                                                   5.3%
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.0
-------------------------------------------------------------------
Machinery                                                   2.2
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreements                                       1.7
-------------------------------------------------------------------
Retail                                                      3.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.9
-------------------------------------------------------------------
Software & Services                                         4.0
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.5
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
U.S. Government Agencies                                    0.7
-------------------------------------------------------------------
U.S. Treasury Bills held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.8
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                2.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           1.2
-------------------------------------------------------------------
U.S. Treasury Notes                                         9.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                2.3
-------------------------------------------------------------------
U.S. Treasury Strips held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Utilities                                                   0.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.3%
-------------------------------------------------------------------
Common Stocks                                              67.1
-------------------------------------------------------------------
Corporate Notes                                             9.9
-------------------------------------------------------------------
Foreign Bonds & Notes                                       0.8
-------------------------------------------------------------------
Short-Term Securities                                       8.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         23.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,022.28           $3.35
Hypothetical @           $1,000.00    $1,021.82           $3.35
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,019.73           $4.62
Hypothetical @           $1,000.00    $1,020.56           $4.62
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Blue Chip Stock HLS Fund

(subadvised by T. Rowe Price Associates, Inc.)
PERFORMANCE OVERVIEW 5/1/96 - 12/31/04
Growth of a $10,000 investment

(LINE GRAPH)

                                                                     BLUE CHIP STOCK IA                   S&P 500 INDEX
                                                                     ------------------                   -------------
5/1/96                                                                    10000.00                           10000.00
                                                                          10119.00                           10257.00
                                                                          10134.00                           10296.00
                                                                           9866.00                            9841.00
                                                                          10232.00                           10049.00
                                                                          10858.00                           10613.00
                                                                          11002.00                           10906.00
                                                                          11775.00                           11730.00
12/96                                                                     11624.00                           11497.00
                                                                          12094.00                           12215.00
                                                                          12121.00                           12311.00
                                                                          11602.00                           11807.00
                                                                          12109.00                           12510.00
                                                                          12811.00                           13275.00
                                                                          13345.00                           13865.00
                                                                          14341.00                           14967.00
                                                                          13700.00                           14129.00
                                                                          14360.00                           14902.00
                                                                          14016.00                           14404.00
                                                                          14443.00                           15071.00
12/97                                                                     14763.00                           15331.00
                                                                          14933.00                           15499.00
                                                                          16054.00                           16617.00
                                                                          16781.00                           17468.00
                                                                          16945.00                           17644.00
                                                                          16524.00                           17340.00
                                                                          17262.00                           18044.00
                                                                          17082.00                           17853.00
                                                                          14342.00                           15271.00
                                                                          15200.00                           16250.00
                                                                          16490.00                           17571.00
                                                                          17500.00                           18636.00
12/98                                                                     18906.00                           19709.00
                                                                          19469.00                           20534.00
                                                                          18923.00                           19895.00
                                                                          19628.00                           20691.00
                                                                          20131.00                           21493.00
                                                                          19561.00                           20986.00
                                                                          20758.00                           22150.00
                                                                          20057.00                           21459.00
                                                                          19840.00                           21352.00
                                                                          19456.00                           20767.00
                                                                          20825.00                           22080.00
                                                                          21278.00                           22529.00
12/99                                                                     22664.00                           23856.00
                                                                          21940.00                           22657.00
                                                                          22166.00                           22229.00
                                                                          24074.00                           24402.00
                                                                          23381.00                           23668.00
                                                                          22869.00                           23182.00
                                                                          24241.00                           23754.00
                                                                          23763.00                           23383.00
                                                                          25763.00                           24835.00
                                                                          24480.00                           23524.00
                                                                          23923.00                           23424.00
                                                                          21627.00                           21579.00
12/00                                                                     22105.00                           21684.00
                                                                          22426.00                           22453.00
                                                                          20040.00                           20407.00
                                                                          18346.00                           19115.00
                                                                          20169.00                           20599.00
                                                                          20327.00                           20737.00
                                                                          19822.00                           20233.00
                                                                          19312.00                           20033.00
                                                                          17952.00                           18781.00
                                                                          16651.00                           17265.00
                                                                          17317.00                           17594.00
                                                                          18671.00                           18944.00
12/01                                                                     18919.00                           19111.00
                                                                          18357.00                           18832.00
                                                                          17811.00                           18469.00
                                                                          18650.00                           19163.00
                                                                          17484.00                           18002.00
                                                                          17190.00                           17870.00
                                                                          15703.00                           16597.00
                                                                          14560.00                           15304.00
                                                                          14829.00                           15404.00
                                                                          13298.00                           13731.00
                                                                          14578.00                           14938.00
                                                                          15287.00                           15816.00
12/02                                                                     14304.00                           14888.00
                                                                          14029.00                           14499.00
                                                                          13883.00                           14282.00
                                                                          14118.00                           14420.00
                                                                          15285.00                           15607.00
                                                                          16074.00                           16428.00
                                                                          16272.00                           16638.00
                                                                          16627.00                           16932.00
                                                                          16824.00                           17261.00
                                                                          16581.00                           17079.00
                                                                          17468.00                           18044.00
                                                                          17651.00                           18202.00
12/03                                                                     18494.00                           19156.00
                                                                          18854.00                           19508.00
                                                                          19016.00                           19779.00
                                                                          18840.00                           19480.00
                                                                          18424.00                           19175.00
                                                                          18706.00                           19438.00
                                                                          19004.00                           19815.00
                                                                          18114.00                           19160.00
                                                                          18091.00                           19236.00
                                                                          18422.00                           19445.00
                                                                          18688.00                           19742.00
                                                                          19469.00                           20540.00
12/04                                                                     20141.00                           21239.00

    --- BLUE CHIP STOCK IA         --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $20,141 ending value           $21,239 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 12/31/04)

                                        SINCE
                    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------
Blue Chip Stock IA   8.90%   -2.33%     8.41%
----------------------------------------------------
S&P 500 Index       10.87%   -2.30%     9.07%*
----------------------------------------------------

 * Return is from 4/30/96.
(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

LARRY J. PUGLIA, CFA, CPA
Vice President

DONALD J. EASLEY, CFA
Vice President

HENRY M. ELLENBOGEN
Vice President and Research Analyst

ROBERT N. GENSLER
Vice President

THOMAS J. HUBER, CFA
Vice President

KRIS H. JENNER, M.D., D. PHIL-
Vice President

ROBERT P. BARTOLO, CPA
Vice President and Research Analyst

TIMOTHY E. PARKER
Vice President and Research Analyst

ROBERT W. SHARPS, CFA, CPA
Vice President

ROBERT W. SMITH
Vice President

JEFF ROTTINGHAUS, CPA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Blue Chip Stock HLS Fund, Class IA returned 8.90% for the year ended December 31, 2004. The Fund outperformed the Lipper Large Cap Growth VA-UF Average, which returned 8.04% over the same period. The fund underperformed the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund posted a solid gain for the 12 months ended December 31, 2004. Its results fell shy of the total return for the S&P 500 Index, because value stocks (which are not represented in this portfolio but are included in the S&P) significantly outperformed growth stocks for the year as a whole. We only had a modest position in energy, which excelled throughout the year, and a substantial stake in health care, which trailed. We were pleased that the Fund fared much better than benchmarks that are more in line with the Fund's style, such as our Lipper peer group average.

The market moved sideways for much of the year, burdened by the rising price of oil, the presidential election, the war in Iraq, interest-rate hikes, and a weakening dollar. However, it rallied in October as oil prices began to slip, and gained further momentum from the conclusive outcome of the presidential election. The turnaround helped the market achieve a double-digit gain for the year.

The fourth-quarter advance benefited growth and value stocks nearly equally, but for the year, large-cap value stocks outpaced large-cap growth by a significant margin. Much of this outperformance occurred in the third quarter, when shares of technology companies plunged in response to disappointing earnings from semiconductor and software firms. The sharp increase in oil prices made energy stocks the clear leaders within the S&P 500, but the telecommunications and industrials & business services sectors were very strong as well. Health care was the weakest sector, particularly pharmaceuticals, reflecting weak earnings growth and the development of safety concerns for certain arthritis drugs.

The Fund is not well represented in the sectors, such as energy, that performed best during 2004. At the same time, our positions in growth stocks like health care and technology generally weighed on relative results. With growth stocks underperforming, we relied

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

on careful stock selection to bolster returns. In many areas of the market, this approach was beneficial.

For example, the health care sector was dominated by negative developments in the troubled pharmaceutical industry -- notably new safety concerns for the blockbuster drugs Vioxx and Celebrex. Our health care position underperformed the S&P, with drug firm Pfizer, Inc. (drugs) (manufacturer of Celebrex) as the largest detractor to absolute results. Yet select health care providers profited both from President Bush's reelection and from recent consolidation, and a substantial overweighting in these holdings offset much of the weakness in the sector. The top individual contributor to performance came from UnitedHealth Group, Inc. (insurance) the Fund's second-largest holding at year-end.

Select positions in the industrials & business services sector also gained ground as the economy strengthened. Our choices among conglomerates and machinery stocks provided the most significant contribution to relative results within this group. Overweight holdings in Tyco International Ltd. (consumer non-durables) and Danaher Corp. (electrical equipment) were top sources of relative performance. Tyco International Ltd. has made significant strides since 2002, when its former CEO and other top executives were accused of corporate malfeasance. Quarterly revenues and earnings have been better than expected and free cash flow grew substantially in 2004.

Financials is typically among this Fund's larger weightings; this year, our success in the sector was mixed. The environment for these companies was cloudy until year-end, when President Bush was reelected and it became clear that the market would rally and that rising interest rates would not undermine the economy. These factors, and a return of IPO and merger activity in the fourth quarter, aided our substantial overweight in capital markets companies. The late recovery, however, was insufficient to reverse the sector's underperformance for the year. The Fund also had some misses with insurers, which fell back after the New York Attorney General's office began an investigation into insurance pricing practices.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We believe the overall environment for large-cap growth stocks is positive heading into 2005. Valuations in this market segment have not kept up with a strong expansion in earnings, providing us with numerous solid growth opportunities at reasonable prices. We think economic growth will be slow but steady as interest rates continue to rise, and corporate profits should be solid but not spectacular. Many companies are generating strong cash flow, and we think that corporate spending will rise, which bodes well for our holdings in technology (especially software) and manufacturing.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      12.6%
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   0.1
-------------------------------------------------------------------
Communications                                              3.0
-------------------------------------------------------------------
Computers & Office Equipment                                3.7
-------------------------------------------------------------------
Consumer Durables                                           0.3
-------------------------------------------------------------------
Consumer Non-Durables                                       3.0
-------------------------------------------------------------------
Drugs                                                       7.0
-------------------------------------------------------------------
Education                                                   0.7
-------------------------------------------------------------------
Electrical Equipment                                        2.4
-------------------------------------------------------------------
Electronics                                                 9.1
-------------------------------------------------------------------
Energy & Services                                           3.6
-------------------------------------------------------------------
Financial Services                                          5.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.4
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   8.2
-------------------------------------------------------------------
Investment Companies                                        0.9
-------------------------------------------------------------------
Machinery                                                   1.5
-------------------------------------------------------------------
Media & Entertainment                                       5.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.7
-------------------------------------------------------------------
Retail                                                      8.7
-------------------------------------------------------------------
Software & Services                                        10.2
-------------------------------------------------------------------
Transportation                                              5.0
-------------------------------------------------------------------
U.S. Government Agencies                                    0.9
-------------------------------------------------------------------
Other Assets and Liabilities                                0.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                          BEGINNING      ENDING        EXPENSES PAID
                           ACCOUNT      ACCOUNT      DURING PERIOD **
                            VALUE        VALUE         JULY 1, 2004
                           JULY 1,    DECEMBER 31,        THROUGH
                            2004          2004       DECEMBER 31, 2004
----------------------------------------------------------------------
CLASS IA
Actual                    $1,000.00    $1,055.28           $4.65
Hypothetical @            $1,000.00    $1,020.61           $4.57
----------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.90% for class
   IA, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Bond HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                       BOND IA                               INDEX
                                                                       -------                -----------------------------------
12/31/94                                                                10000                                10000
                                                                        10183                                10198
                                                                        10389                                10441
                                                                        10466                                10504
                                                                        10596                                10651
                                                                        11031                                11064
                                                                        11135                                11144
                                                                        11070                                11120
                                                                        11206                                11254
                                                                        11313                                11364
                                                                        11484                                11511
                                                                        11665                                11684
12/95                                                                   11849                                11848
                                                                        11910                                11926
                                                                        11673                                11718
                                                                        11595                                11636
                                                                        11496                                11571
                                                                        11492                                11548
                                                                        11634                                11703
                                                                        11659                                11734
                                                                        11639                                11714
                                                                        11843                                11918
                                                                        12105                                12183
                                                                        12362                                12391
12/96                                                                   12266                                12276
                                                                        12318                                12314
                                                                        12373                                12345
                                                                        12243                                12208
                                                                        12403                                12391
                                                                        12541                                12509
                                                                        12722                                12657
                                                                        13152                                12999
                                                                        13015                                12889
                                                                        13220                                13079
                                                                        13389                                13269
                                                                        13474                                13330
12/97                                                                   13658                                13465
                                                                        13846                                13637
                                                                        13834                                13626
                                                                        13901                                13672
                                                                        13961                                13744
                                                                        14109                                13874
                                                                        14243                                13992
                                                                        14238                                14021
                                                                        14364                                14250
                                                                        14744                                14583
                                                                        14587                                14506
                                                                        14734                                14589
12/98                                                                   14771                                14633
                                                                        14887                                14736
                                                                        14508                                14479
                                                                        14596                                14558
                                                                        14672                                14605
                                                                        14477                                14476
                                                                        14392                                14430
                                                                        14361                                14369
                                                                        14335                                14362
                                                                        14475                                14529
                                                                        14530                                14583
                                                                        14540                                14581
12/99                                                                   14474                                14511
                                                                        14446                                14463
                                                                        14621                                14638
                                                                        14846                                14831
                                                                        14821                                14788
                                                                        14831                                14781
                                                                        15171                                15088
                                                                        15266                                15226
                                                                        15459                                15447
                                                                        15557                                15544
                                                                        15598                                15646
                                                                        15833                                15903
12/00                                                                   16209                                16199
                                                                        16585                                16463
                                                                        16677                                16606
                                                                        16721                                16689
                                                                        16691                                16619
                                                                        16788                                16719
                                                                        16768                                16782
                                                                        17166                                17158
                                                                        17382                                17356
                                                                        17426                                17557
                                                                        17738                                17924
                                                                        17671                                17676
12/01                                                                   17615                                17563
                                                                        17682                                17706
                                                                        17757                                17877
                                                                        17508                                17581
                                                                        17871                                17921
                                                                        18062                                18074
                                                                        18058                                18229
                                                                        18097                                18450
                                                                        18446                                18762
                                                                        18607                                19066
                                                                        18699                                18978
                                                                        18909                                18972
12/02                                                                   19392                                19365
                                                                        19556                                19382
                                                                        19865                                19650
                                                                        19891                                19635
                                                                        20148                                19797
                                                                        20611                                20166
                                                                        20600                                20125
                                                                        19988                                19449
                                                                        20146                                19578
                                                                        20681                                20096
                                                                        20547                                19909
                                                                        20642                                19957
12/03                                                                   20913                                20160
                                                                        21098                                20322
                                                                        21270                                20542
                                                                        21395                                20696
                                                                        20891                                20158
                                                                        20817                                20077
                                                                        20919                                20190
                                                                        21098                                20390
                                                                        21465                                20779
                                                                        21557                                20836
                                                                        21771                                21010
                                                                        21690                                20843
12/04                                                                   21880                                21035

    --- BOND FUND                  --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value         BOND INDEX
        $21,880 ending value           $10,000 starting value
                                       $21,035 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                  1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Bond IA                           4.62%    8.62%     8.14%
----------------------------------------------------------------
Bond IB(3)                        4.33%    8.38%     7.90%
----------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index                      4.34%    7.71%     7.72%
----------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Bond HLS Fund, Class IA returned 4.62% for the year ended December 31, 2004. The fund outperformed the Lipper Intermediate Investment Grade Debt VA-UF Average, which returned 4.22% and the Lehman Brothers U.S. Aggregate Bond Index, which returned 4.34%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. economy grew at a solid pace in 2004. A "slow patch" that developed in the summer and drifted into fall gave way to an economy that continued to expand at a healthy pace toward the end of the year. While the labor market was not as robust as one might expect at this point in the cycle, both business and consumer sectors showed strength.

Returns in excess of the benchmark were due principally due to judicious sector allocation. The largest contributors to performance were allocations to high yield followed by allocations to non-dollar securities. Our high yield securities benefited from the growing economy in 2004 and from solid fundamentals. In addition, we maintained allocations to non-dollar throughout the year as we sought to capture opportunities in light of the falling dollar. By purchasing European government bonds, where economic growth has been slower than that in the U.S., we benefited from both the currency appreciation and the bonds' appreciation. Having an underweight to U.S. Treasuries also assisted Fund performance.

The Fund's performance was positively impacted by interest rate and yield curve decisions. During much of the year, the Fund was positioned for a rise in interest rates and for a strengthening economy. We implemented a barbell strategy to benefit from a flattening of the yield curve as the Federal Reserve continued to raise short rates, while the long end of the curve stayed stable or declined in yield.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As the New Year begins we expect continued moderate economic growth and further Federal Reserve tightening. While many worry about a slowdown in consumer and business spending, we are persuaded by the recent Federal Reserve analysis arguing for strong, self-sustaining economic growth and the need for monetary policy to become less accommodative. Accordingly, we continue to position portfolio duration slightly short of the index and for further yield curve flattening. We still are positive on the outlook for the corporate sector, but we expect future out performance to be the result of yield advantage rather than continued spread narrowing. We also believe that high yield and emerging markets will outperform in 2005 and are invested accordingly. We are maintaining a slight underweight to the residential mortgage pass-through sector. It should continue to perform well in the current environment of low rate volatility, but trade "expensive" to other spread sectors by historical measures. Our current non-dollar allocation is invested primarily in European government intermediate bonds hedged in U.S. dollars. With lower growth prospects overseas, this non-dollar position should mitigate price depreciation from a rise in U.S. interest rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.4%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       2.7
-------------------------------------------------------------------
Chemicals                                                   0.4
-------------------------------------------------------------------
Communications                                              3.6
-------------------------------------------------------------------
Construction                                                0.3
-------------------------------------------------------------------
Consumer Durables                                           0.1
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.8
-------------------------------------------------------------------
Federal Home Loan Bank                                      0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      3.1
-------------------------------------------------------------------
Federal National Mortgage Association                      18.9
-------------------------------------------------------------------
Financial Services                                         16.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.2
-------------------------------------------------------------------
Foreign Governments                                         9.7
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Government National Mortgage Association                    5.7
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   1.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               12.2
-------------------------------------------------------------------
Machinery                                                   0.2
-------------------------------------------------------------------
Media & Entertainment                                       3.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.0
-------------------------------------------------------------------
Real Estate                                                 0.2
-------------------------------------------------------------------
Repurchase Agreements                                       8.6
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.1
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
U.S. Inflation-Indexed Securities                           2.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         2.9
-------------------------------------------------------------------
Utilities                                                   6.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        11.3%
-------------------------------------------------------------------
Common Stocks                                               0.0%
-------------------------------------------------------------------
Convertible Bonds                                           1.0
-------------------------------------------------------------------
Corporate Notes                                            25.6
-------------------------------------------------------------------
Foreign Bonds & Notes                                      15.7
-------------------------------------------------------------------
Interest Only                                               1.5
-------------------------------------------------------------------
Municipal Bonds                                             0.4
-------------------------------------------------------------------
Short-Term Securities                                      20.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         36.9
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                        54.6%
-------------------------------------------------------------------
Aa                                                          5.3
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
Baa                                                        16.2
-------------------------------------------------------------------
Ba                                                          5.9
-------------------------------------------------------------------
B                                                           0.5
-------------------------------------------------------------------
N/R                                                        20.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,043.49           $2.57
Hypothetical @           $1,000.00    $1,022.62           $2.54
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,040.83           $3.85
Hypothetical @           $1,000.00    $1,021.37           $3.81
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.50% and 0.75% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                  CAPITAL APPRECIATION IA                 S&P 500 INDEX
                                                                  -----------------------                 -------------
12/31/94                                                                   10000                              10000
                                                                           10006                              10259
                                                                           10359                              10659
                                                                           10718                              10973
                                                                           11023                              11295
                                                                           11310                              11746
                                                                           11866                              12019
                                                                           12592                              12417
                                                                           12779                              12446
                                                                           13062                              12972
                                                                           12442                              12924
                                                                           12994                              13492
12/95                                                                      13025                              13753
                                                                           13223                              14220
                                                                           13571                              14352
                                                                           13776                              14490
                                                                           14436                              14703
                                                                           14876                              15081
                                                                           14500                              15138
                                                                           13464                              14469
                                                                           14172                              14775
                                                                           15006                              15605
                                                                           14991                              16036
                                                                           15795                              17246
12/96                                                                      15721                              16905
                                                                           16325                              17960
                                                                           16013                              18102
                                                                           15111                              17359
                                                                           15497                              18394
                                                                           17264                              19512
                                                                           18011                              20387
                                                                           19502                              22007
                                                                           19270                              20775
                                                                           20550                              21911
                                                                           19320                              21179
                                                                           19168                              22160
12/97                                                                      19234                              22541
                                                                           19061                              22789
                                                                           20863                              24432
                                                                           21687                              25683
                                                                           22071                              25943
                                                                           21100                              25496
                                                                           21508                              26532
                                                                           20970                              26250
                                                                           16795                              22454
                                                                           17786                              23894
                                                                           19523                              25835
                                                                           20741                              27401
12/98                                                                      22211                              28980
                                                                           23176                              30191
                                                                           22153                              29253
                                                                           23867                              30423
                                                                           24992                              31601
                                                                           24639                              30856
                                                                           26008                              32569
                                                                           25730                              31552
                                                                           25418                              31395
                                                                           24557                              30534
                                                                           26210                              32465
                                                                           27616                              33125
12/99                                                                      30531                              35076
                                                                           29912                              33314
                                                                           34529                              32684
                                                                           35367                              35880
                                                                           33510                              34800
                                                                           32399                              34086
                                                                           34419                              34927
                                                                           34472                              34381
                                                                           37958                              36515
                                                                           36580                              34588
                                                                           35534                              34441
                                                                           32588                              31728
12/00                                                                      34568                              31884
                                                                           36633                              33014
                                                                           34984                              30006
                                                                           33087                              28106
                                                                           35652                              30287
                                                                           36139                              30490
                                                                           35082                              29749
                                                                           33788                              29456
                                                                           32098                              27614
                                                                           28403                              25385
                                                                           29226                              25870
                                                                           31335                              27854
12/01                                                                      32171                              28099
                                                                           31310                              27689
                                                                           30646                              27155
                                                                           31822                              28176
                                                                           30108                              26469
                                                                           29996                              26275
                                                                           27338                              24404
                                                                           25137                              22503
                                                                           25726                              22649
                                                                           23784                              20189
                                                                           25554                              21964
                                                                           27528                              23256
12/02                                                                      25833                              21890
                                                                           25309                              21319
                                                                           25031                              20999
                                                                           24743                              21203
                                                                           26601                              22948
                                                                           28710                              24156
                                                                           29468                              24465
                                                                           30006                              24897
                                                                           31133                              25381
                                                                           31014                              25113
                                                                           33447                              26531
                                                                           34287                              26765
12/03                                                                      36780                              28167
                                                                           37385                              28684
                                                                           38750                              29083
                                                                           38774                              28644
                                                                           37309                              28195
                                                                           38103                              28581
                                                                           39718                              29137
                                                                           37735                              28172
                                                                           37167                              28285
                                                                           38495                              28592
                                                                           39381                              29029
                                                                           42252                              30203
12/04                                                                      43903                              31230

    --- CAPITAL APPRECIATION FUND    --- S&P 500 INDEX
        $10,000 starting value           $10,000 starting value
        $43,903 ending value             $31,230 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Capital Appreciation IA         19.36%    7.54%   15.94%
--------------------------------------------------------------
Capital Appreciation IB(3)      19.07%    7.30%   15.69%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IA returned 19.36% for year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Core VA-UF Average, which returned 12.06% and the Composite Index (Russell 2500 Index 60% and S&P 500 Index 40%), which returned 15.40% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the broad market was varied for the year as Energy and Utilities each rose more than 24%, while Information Technology and Health Care posted low-single-digit returns.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Consumer Staples, Financials, and Materials sectors. Wireless device maker Research in Motion Ltd. (communications) and computer security and domain registration firm VeriSign, Inc. (software & services) contributed to the positive results in Technology. Research in Motion Ltd.'s shares rose sharply during the year, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device.VeriSign, Inc. gained on continued growth in the global internet security market and record growth in domain name registrations.

In the Consumer Staples sector, agribusiness concern Bunge Ltd. (food, beverage & tobacco) rose sharply, benefiting from robust earnings growth driven by strong commodity demand. Financials top performer Countrywide Financial Corp. (banks) continued to gain market share throughout the year. In the Materials sector, Canadian mining firm Teck Cominco Ltd. (metals, minerals & mining), Brazilian iron ore producer Companhia Vale do Rio Doce ADR (metals, minerals & mining), and Canadian uranium miner Cameco Corp. (metals, minerals & mining) all rose on strong materials prices.

These strong returns were offset somewhat by weaker selection in the Health Care and Industrials sectors. Drug maker Pfizer, Inc. (drugs) fell throughout the year, most recently on concerns over potential side effects of its pain killing drug Celebrex. Similarly, AstraZeneca PLC, ADR (drugs) fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its non-small cell lung cancer drug Iressa. Other weak performers during the year included communications chip provider Broadcom Corp., Class A (electronics), Russian oil company Yukos (utilities), and retail security firm Checkpoint Systems, Inc. (communications).

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. We initiated a position in OSI Pharmaceuticals, Inc. (drugs), a biotechnology company focused on the discovery, development, and commercialization of oncology drugs. We expect OSI Pharmaceuticals, Inc. to quickly capture significant market share with Tarceva, a drug that has demonstrated a survival benefit for non-small cell lung cancer patients. We also initiated a position in video game manufacturer Electronic Arts, Inc. (software & services) which should appreciate ahead of

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

the next gaming cycle after strengthening the competitive position of its important Madden football title via an exclusive deal with the NFL.

At the end of the year, our bottom-up focus resulted in greater-than-benchmark weights in Materials and Technology and less-than-benchmark weights in Utilities and Health Care, reflecting our expectations of continued global economic expansion.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   73.3%
-------------------------------------------------------------------
Japan                                                       7.1
-------------------------------------------------------------------
Canada                                                      5.1
-------------------------------------------------------------------
South Korea                                                 4.1
-------------------------------------------------------------------
United Kingdom                                              3.0
-------------------------------------------------------------------
Brazil                                                      1.9
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Taiwan                                                      1.6
-------------------------------------------------------------------
Switzerland                                                 1.5
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Germany                                                     1.4
-------------------------------------------------------------------
South Africa                                                1.0
-------------------------------------------------------------------
Ireland                                                     0.7
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Indonesia                                                   0.1
-------------------------------------------------------------------
Greece                                                      0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.2%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   2.8
-------------------------------------------------------------------
Communications                                              5.9
-------------------------------------------------------------------
Computers & Office Equipment                                3.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.6
-------------------------------------------------------------------
Drugs                                                       4.3
-------------------------------------------------------------------
Electronics                                                 8.8
-------------------------------------------------------------------
Energy & Services                                           7.6
-------------------------------------------------------------------
Financial Services                                          3.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.1
-------------------------------------------------------------------
Forest & Paper Products                                     1.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   4.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.6
-------------------------------------------------------------------
Machinery                                                   3.3
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.1%
-------------------------------------------------------------------
Metals, Minerals & Mining                                   8.6
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                2.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.5
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.8
-------------------------------------------------------------------
Software & Services                                         5.5
-------------------------------------------------------------------
Transportation                                              6.0
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IA
Actual                   $1,000.00    $1,101.78           $3.70
Hypothetical @           $1,000.00    $1,021.62           $3.56
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,099.22           $5.01
Hypothetical @           $1,000.00    $1,020.36           $4.82
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.70% and 0.95% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Opportunities HLS Fund
(Subadvised by Holland Capital Management, L.P.)

PERFORMANCE OVERVIEW 5/1/00 - 12/31/04
Growth of a $10,000 investment

(LINE GRAPH)

                                                                  CAPITAL OPPORTUNITIES IA                S&P 500 INDEX
                                                                  ------------------------                -------------
5/1/00                                                                    10000.00                           10000.00
                                                                           9477.00                            9795.00
                                                                           9895.00                           10036.00
                                                                           9719.00                            9880.00
                                                                          10559.00                           10493.00
                                                                          10074.00                            9939.00
                                                                           9802.00                            9897.00
                                                                           8315.00                            9117.00
12/00                                                                      8832.00                            9162.00
                                                                           9558.00                            9487.00
                                                                           8348.00                            8622.00
                                                                           7505.00                            8076.00
                                                                           8245.00                            8703.00
                                                                           8165.00                            8761.00
                                                                           7797.00                            8548.00
                                                                           7457.00                            8464.00
                                                                           6714.00                            7935.00
                                                                           5741.00                            7294.00
                                                                           6065.00                            7434.00
                                                                           6589.00                            8004.00
12/01                                                                      6746.00                            8074.00
                                                                           6399.00                            7957.00
                                                                           6286.00                            7803.00
                                                                           6628.00                            8097.00
                                                                           6201.00                            7606.00
                                                                           6013.00                            7550.00
                                                                           5397.00                            7013.00
                                                                           4863.00                            6466.00
                                                                           4911.00                            6508.00
                                                                           4394.00                            5802.00
                                                                           4748.00                            6311.00
                                                                           5163.00                            6683.00
12/02                                                                      4800.00                            6290.00
                                                                           4691.00                            6126.00
                                                                           4583.00                            6034.00
                                                                           4620.00                            6093.00
                                                                           5049.00                            6594.00
                                                                           5356.00                            6941.00
                                                                           5456.00                            7030.00
                                                                           5529.00                            7154.00
                                                                           5685.00                            7293.00
                                                                           5547.00                            7216.00
                                                                           5795.00                            7624.00
                                                                           5839.00                            7691.00
12/03                                                                      6114.00                            8094.00
                                                                           6281.00                            8242.00
                                                                           6386.00                            8357.00
                                                                           6186.00                            8231.00
                                                                           6065.00                            8102.00
                                                                           6145.00                            8213.00
                                                                           6187.00                            8372.00
                                                                           6024.00                            8095.00
                                                                           5992.00                            8128.00
                                                                           6137.00                            8216.00
                                                                           6243.00                            8341.00
                                                                           6504.00                            8679.00
12/04                                                                      6721.00                            8974.00

    --- CAPITAL OPPORTUNITIES IA    --- S&P 500 INDEX
        $10,000 starting value          $10,000 starting value
        $6,721  ending value            $8,974  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 12/31/04)

                                     SINCE
                          1 YEAR   INCEPTION
-------------------------------------------------
Capital Opportunities IA   9.93%    -8.15%
-------------------------------------------------
S&P 500 Index             10.87%    -2.29%*
-------------------------------------------------

 * Return is from 4/30/00.
(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

HOLLAND CAPITAL MANAGEMENT, L.P.
(Portfolio Manager 5/3/2004 - 12/31/04)

LOUIS A. HOLLAND
Managing Partner & Chief Investment Officer

MONICA L. WALKER
Partner & Portfolio Manager

CHARLES M. SLOAN
Senior Analyst

MFS INVESTMENT MANAGEMENT
(Portfolio Manager 01/01/2004 - 5/2/2004)

IRFAN ALI
Senior Vice President

KENNETH ENRIGHT, CFA
Senior Vice President
Director of Value Portfolio Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Opportunities HLS Fund, Class IA returned 9.93% for the year ended December 31, 2004. The Fund underperformed the S&P 500 Index, which returned 10.87% and the Lipper Multi Cap Core VA-UF Average, which returned 12.06% over the same period.

WHY DID THE FUND PERFORM THIS WAY? (MFS INVESTMENT MANAGEMENT SERVED AS THE PORTFOLIO MANAGER UNTIL MAY 2, 2004.)

Our holdings in the leisure sector were the greatest detractors from performance relative to the portfolio's benchmark, the S&P 500 Index; stock selection was the principal contributor to underperformance. The Fund was also harmed by an overweighed position in this sector during a time when the sector underperformed the broader market. Viacom, Inc. (communications) and Comcast Corp. (communications) both proved to be drags on performance for the period. Stock selection and an overweight in the technology sector also detracted from performance for the period. Specific holdings that detracted included PMC-Sierra (electronics) and Veritas Software Corp. (software & services).

The Funds' limited cash position was a negative influence on relative performance as well. As with nearly all mutual funds, this Fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose, cash hurt performance against our benchmark, which has no cash position.

Our selected positions in the utilities and communication sector proved to be the greatest contributor to performance relative to the benchmark over the period. Companies in this sector, such as AT&T Wireless (communications), TXU Corp. (utilities) and Verizon Communications, Inc. (communications) were among the stocks that generated the greatest relative returns for the period.

Stock selection and a slight overweight in energy made the sector a leading provider of relative performance for the portfolio. The largest energy contributor, on a relative basis, was BJ Services, Inc. (retail). Individual stocks that helped relative performance included basic materials company Owens-Illinois, Inc. (consumer durables) and not owning technology company Intel Corp. (electronics).

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

(HOLLAND CAPITAL MANAGEMENT, L.P.)

Since the inception of our sub-advisory role on May 3, 2004, energy and utilities were the two top performing sectors, while healthcare, consumer staples, and information technology were the worst. Favorable stock selection was the primary driver of the fund's outperformance of the S&P 500 Index during this period. Information technology, health care, and financial holdings all exhibited strong relative contributions to fund performance. Within information technology, Adobe Systems, Inc. (software & services) and Citrix Systems, Inc. (software & services) were both significant contributors to fund performance. Doral Financial Corp. (banks) and Countrywide Financial Corp. (banks), the strongest performers among financial services holdings, also made big contributions. Schering-Plough Corp. (drugs) was a solid performer in an otherwise bleak environment for healthcare. However, an overweight in healthcare stocks versus the S&P 500 benchmark offset the favorable stock selection experienced within this group.

WHAT IS YOUR OUTLOOK AND STRATEGY? (HOLLAND CAPITAL MANAGEMENT, L.P.)
With the strong double-digit gains during 2003, stocks have now charted two back-to-back years of positive returns for the first time since 1999. After the presidential election, decent 3rd quarter earnings and an easing in oil prices, much of the uncertainty that had kept the market range-bound for most of the year disappeared resulting in a 4th quarter rally that gave stocks their strongest quarterly performance during 2004. Most of the major U.S. stock market indexes were up +10% or better with smaller stocks far exceeding that return. Stocks have remained strong over the past several years because of an environment characterized by low interest rates, tame inflation, good corporate profits and earnings, and moderate economic growth supported by continued consumer spending. However, we believe that a number of factors are of concern as we move forward into 2005 - a slowdown in corporate earnings, continued weakness in the dollar, huge budget and trade deficits, and an environment of rising interest rates.

We believe that the U.S. economy will continue to experience economic growth of 3-5% in the foreseeable future due to several factors including an aging population and historically high levels of debt; the federal budget deficit is over $400 billion and total credit market debt is over 300% of gross domestic product. If the U.S. consumer opts not to consume - due to debt pay down, age, high energy prices, rising interest rates, or a lackluster job market - the economy is likely to have slower economic growth. Companies in turn will generate slower earnings growth, driving lower rates of return for both stocks and bonds.

We believe that stocks will return to their historical norm of +6-8% real compounded annual rates of return, much less than the approximately +15% real rates that investors received during the 90's. At the same time, we continue to be concerned about the real possibility of rising inflation comparable to that which was experienced from 1966-1981, a period in which we had negative real rates of returns for both stocks and bonds. However, barring signs of significant or rapidly increasing inflationary pressures we would expect interest rates to rise at a measured pace.

Our investment philosophy is grounded in bottom-up fundamental research. So therefore, despite any top-down views, we believe that our conservative investment philosophy of purchasing high quality, reasonably priced, mid-to-large capitalization growth companies with a leadership position in their industries, strong managements, and strong competitive positioning, will produce superior results for long-term investors over a complete market cycle.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.3%
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Communications                                              1.2
-------------------------------------------------------------------
Computers & Office Equipment                                5.7
-------------------------------------------------------------------
Construction                                                1.6
-------------------------------------------------------------------
Consumer Durables                                           2.2
-------------------------------------------------------------------
Consumer Non-Durables                                       0.7
-------------------------------------------------------------------
Consumer Services                                           2.4
-------------------------------------------------------------------
Drugs                                                       9.1
-------------------------------------------------------------------
Electrical Equipment                                        1.6
-------------------------------------------------------------------
Electronics                                                 7.0
-------------------------------------------------------------------
Energy & Services                                           9.9
-------------------------------------------------------------------
Financial Services                                          1.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.8
-------------------------------------------------------------------
Health Services                                             1.0
-------------------------------------------------------------------
Insurance                                                   3.9
-------------------------------------------------------------------
Investment Companies                                        0.6
-------------------------------------------------------------------
Machinery                                                   1.0
-------------------------------------------------------------------
Media & Entertainment                                       6.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.0
-------------------------------------------------------------------
Retail                                                      6.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.1
-------------------------------------------------------------------
Software & Services                                        15.6
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
U.S. Government Agencies                                    2.4
-------------------------------------------------------------------
Utilities                                                   2.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                          BEGINNING      ENDING        EXPENSES PAID
                           ACCOUNT      ACCOUNT      DURING PERIOD **
                            VALUE        VALUE         JULY 1, 2004
                           JULY 1,    DECEMBER 31,        THROUGH
                            2004          2004       DECEMBER 31, 2004
----------------------------------------------------------------------
CLASS IA
Actual                    $1,000.00    $1,081.22           $5.28
Hypothetical @            $1,000.00    $1,020.06           $5.13
----------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 1.01% for class
   IA, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Disciplined Equity HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/29/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   DISCIPLINED EQUITY IA                  S&P 500 INDEX
                                                                   ---------------------                  -------------
5/29/98                                                                    10000                              10000
                                                                           10406                              10406
                                                                           10407                              10295
                                                                            9003                               8807
                                                                            9619                               9371
                                                                           10516                              10133
                                                                           11109                              10747
12/98                                                                      11905                              11366
                                                                           12305                              11841
                                                                           11852                              11473
                                                                           12415                              11932
                                                                           12802                              12394
                                                                           12558                              12102
                                                                           13373                              12774
                                                                           13112                              12375
                                                                           12929                              12313
                                                                           12540                              11976
                                                                           13100                              12733
                                                                           13461                              12992
12/99                                                                      14503                              13757
                                                                           13701                              13066
                                                                           13672                              12819
                                                                           15171                              14072
                                                                           14555                              13649
                                                                           14203                              13369
                                                                           14747                              13699
                                                                           14646                              13485
                                                                           15646                              14322
                                                                           14717                              13566
                                                                           14645                              13508
                                                                           13472                              12444
12/00                                                                      13684                              12505
                                                                           14370                              12949
                                                                           13209                              11769
                                                                           12481                              11023
                                                                           13512                              11879
                                                                           13631                              11958
                                                                           13352                              11668
                                                                           13066                              11553
                                                                           12303                              10830
                                                                           11282                               9956
                                                                           11641                              10146
                                                                           12478                              10925
12/01                                                                      12587                              11021
                                                                           12301                              10860
                                                                           11946                              10651
                                                                           12391                              11051
                                                                           11543                              10381
                                                                           11432                              10305
                                                                           10482                               9572
                                                                            9752                               8826
                                                                            9821                               8883
                                                                            8754                               7919
                                                                            9545                               8615
                                                                           10049                               9121
12/02                                                                       9484                               8586
                                                                            9178                               8362
                                                                            9043                               8236
                                                                            9091                               8316
                                                                            9803                               9000
                                                                           10333                               9474
                                                                           10431                               9595
                                                                           10581                               9764
                                                                           10813                               9954
                                                                           10815                               9849
                                                                           11447                              10405
                                                                           11619                              10497
12/03                                                                      12217                              11047
                                                                           12415                              11250
                                                                           12556                              11406
                                                                           12368                              11234
                                                                           12206                              11058
                                                                           12200                              11209
                                                                           12483                              11427
                                                                           11980                              11049
                                                                           11986                              11093
                                                                           12119                              11214
                                                                           12202                              11385
                                                                           12726                              11845
12/04                                                                      13245                              12248

    --- DISCIPLINED EQUITY FUND    --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $13,245 ending value           $12,248 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                           SINCE
                       1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Disciplined Equity IA   8.41%   -1.80%     4.35%
-------------------------------------------------------
Disciplined Equity IB   8.14%   -2.02%     4.12%
-------------------------------------------------------
S&P 500 Index          10.87%   -2.30%     3.12%**
-------------------------------------------------------

 ** Return is from 05/31/98.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JAMES A. RULLO, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Disciplined Equity HLS Fund, Class IA returned 8.41% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets surged ahead during the period, prompted by a drop in the price of oil, stable job growth, and the culmination of the U.S. presidential election. Interest rates remain low despite recent rate hikes, and corporations have been able to sustain profits as revenues have moderated. Economic growth has slowed, but remains positive, and inflationary forces appear to be benign. All sectors of the S&P 500 Index advanced during the year. Energy and Utilities led the advance with the strongest sector returns, 31.5% and 24.3% respectively. Three sectors lagged the overall market including Consumer Staples, Information Technology and Health Care, returning 8.2%, 2.6%, and 1.7% respectively, for the twelve-month period.

Stock selection was strongest in Financials, Utilities and Health Care, where the Fund benefited from not owning drug company Merck & Co., Inc. (drugs), whose shares fell sharply at the end of September. Merck & Co., Inc. announced it would be pulling its arthritis drug, Vioxx, from the market as a new study indicated that it contributed to cardiac issues. Overall, the three largest contributors to the Fund during this period were Bank of America Corp. (banks), Countrywide Financial Corp. (banks) and Exelon Corp. (utilities). Shares of Exelon Corp. were boosted by this utility company's decision to increase dividends ahead of schedule; investors also reacted favorably to Exelon Corp's acquisition of Public Service Enterprise Group. We believe that this deal makes sense as it should be accretive to shareholders thanks to significant cost synergies.

In spite of these strong performers, the Fund fell short of benchmark performance. This was primarily due to poor stock selection within the Consumer Discretionary, Telecommunication Services and Consumer Staples sectors. Within Consumer Discretionary, media holding Comcast Corp. (media & entertainment) sold off abruptly when its hostile bid for Walt Disney Co. (The) (media & entertainment) was poorly received by investors. We have maintained the position due to the attractive valuation of Comcast Corp. shares given the company's solid cash flow, positive advertising trends, and growth opportunities from new product offerings. Stocks that detracted most from overall Fund performance include the health care giant Pfizer, Inc. (drugs), and technology companies Cisco Systems, Inc. (electronics) and Texas Instruments, Inc. (electronics).

WHAT IS YOUR OUTLOOK AND STRATEGY?

We anticipate that economic growth in the U.S. will slow as the Federal Reserve Bank maintains its policy of measured rate increases to ward off a further pick up in inflation. Fiscal stimulus will also be less generous in 2005, but we expect U.S. multinational corporations to begin unleashing an extraordinary amount of excess cash on their balance sheets. President Bush has outlined an ambitious domestic program for the upcoming second term, which, if successful, will increase fiscal deficits over the next four years.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      12.6%
-------------------------------------------------------------------
Business Services                                           2.1
-------------------------------------------------------------------
Communications                                              3.1
-------------------------------------------------------------------
Computers & Office Equipment                                5.3
-------------------------------------------------------------------
Construction                                                2.0
-------------------------------------------------------------------
Consumer Non-Durables                                       4.4
-------------------------------------------------------------------
Drugs                                                       8.8
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 5.4
-------------------------------------------------------------------
Energy & Services                                           7.6
-------------------------------------------------------------------
Exchange Traded Funds                                       0.2
-------------------------------------------------------------------
Financial Services                                          0.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.6
-------------------------------------------------------------------
Forest & Paper Products                                     4.3
-------------------------------------------------------------------
Insurance                                                   5.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.2
-------------------------------------------------------------------
Machinery                                                   1.9
-------------------------------------------------------------------
Media & Entertainment                                       2.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreements                                       5.5
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Retail                                                      2.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.5
-------------------------------------------------------------------
Software & Services                                         6.5
-------------------------------------------------------------------
Transportation                                              5.3
-------------------------------------------------------------------
U.S. Government Agencies                                    2.8
-------------------------------------------------------------------
Utilities                                                   3.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (3.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,057.23           $3.88
Hypothetical @          $1,000.00    $1,021.37           $3.81
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,054.67           $5.16
Hypothetical @          $1,000.00    $1,020.11           $5.08
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 9/30/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                     GLOBAL LEADERS IA                   MSCI WORLD INDEX
                                                                     -----------------                   ----------------
9/30/98                                                                    10000                              10000
                                                                           11346                              10906
                                                                           12212                              11556
12/98                                                                      13188                              12122
                                                                           13799                              12389
                                                                           13410                              12062
                                                                           14140                              12566
                                                                           14488                              13063
                                                                           13962                              12587
                                                                           14974                              13176
                                                                           15199                              13138
                                                                           15118                              13117
                                                                           14930                              12991
                                                                           15905                              13668
                                                                           17087                              14055
12/99                                                                      19830                              15194
                                                                           19086                              14326
                                                                           21213                              14366
                                                                           21161                              15361
                                                                           20137                              14713
                                                                           19563                              14342
                                                                           20430                              14827
                                                                           19746                              14412
                                                                           20868                              14882
                                                                           19982                              14093
                                                                           18833                              13858
                                                                           17723                              13019
12/00                                                                      18429                              13231
                                                                           18436                              13488
                                                                           16744                              12350
                                                                           15624                              11541
                                                                           16849                              12397
                                                                           16516                              12243
                                                                           16215                              11861
                                                                           15819                              11705
                                                                           14951                              11145
                                                                           13654                              10165
                                                                           14039                              10361
                                                                           15284                              10975
12/01                                                                      15373                              11046
                                                                           14870                              10712
                                                                           14782                              10621
                                                                           15250                              11114
                                                                           14742                              10720
                                                                           15056                              10745
                                                                           14111                              10095
                                                                           12961                               9245
                                                                           12831                               9264
                                                                           11285                               8247
                                                                           12455                               8857
                                                                           13558                               9337
12/02                                                                      12375                               8886
                                                                           12089                               8617
                                                                           11818                               8470
                                                                           11656                               8447
                                                                           12962                               9201
                                                                           13754                               9731
                                                                           14076                               9904
                                                                           14418                              10106
                                                                           14833                              10327
                                                                           14454                              10392
                                                                           15595                              11011
                                                                           15972                              11181
12/03                                                                      16777                              11885
                                                                           17427                              12078
                                                                           18038                              12285
                                                                           18358                              12208
                                                                           17685                              11965
                                                                           17934                              12073
                                                                           18545                              12336
                                                                           17124                              11936
                                                                           17052                              11993
                                                                           17918                              12224
                                                                           18579                              12526
                                                                           19598                              13190
12/04                                                                      19995                              13697

    --- GLOBAL LEADERS FUND        --- MSCI WORLD INDEX
        $10,000 starting value         $10,000 starting value
        $19,995 ending value           $13,697 ending value

MSCI WORLD INDEX is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                   SINCE
                               1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA              19.19%    0.17%    11.71%
---------------------------------------------------------------
Global Leaders IB              18.89%   -0.05%    11.48%
---------------------------------------------------------------
MSCI World Index               15.25%   -2.05%     5.16%
---------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class IA returned 19.19% for the year ended December 31, 2004. The Fund outperformed both the Lipper Global Growth VA-UF Average, which returned 15.69% and the Morgan Stanley Capital International
(MSCI) World Index, which returned 15.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the year, global equity markets, as measured by the MSCI World Index, outperformed U.S. equity markets, as measured by the S&P 500 Index. The advance of global markets was disparate, with value-oriented sectors of the MSCI World Index, such as Energy, Utilities, Telecommunications, Industrials and Materials, achieving returns ranging from 18% to 29%. The returns of more growth-oriented sectors, such as Health Care and Technology, were much lower, with the Technology sector recording the worst return at 2.7%.

In managing the Fund, we focus mainly on sector and stock weights. Our outperformance versus the benchmark was primarily driven by strong stock selection within the Health Care and Technology sectors. Although these were the weakest sectors of the benchmark, they were the strongest sectors of the Fund. The five largest contributors to the Fund's absolute returns were all from these two sectors. The two largest contributors were Irish biotech company Elan Corp., PLC, ADR (drugs), and Canadian technology hardware company, Research in Motion Ltd. (communications). Research in Motion Ltd., which produces the wildly successful Blackberry device, is an example of how we are able to take advantage of volatility caused by non-fundamental factors. During the summer, the stock fell although there was no change in the outlook for the company. We took advantage of this disparity and added to our position. The stock price subsequently rose dramatically. Much of the volatility in the stock price was attributed to an outstanding patent litigation case. After much work, we concluded that the ruling would come sooner and have a more negative effect on the stock price than expected. As a result, we trimmed our holdings, fortunately ahead of the December 12 U.S. appeals court ruling and the subsequent drop in stock price.

Relative performance was offset somewhat by the Fund's stock selection in Energy, Telecommunications, and Industrials. The three largest detractors from absolute returns were Alcatel S.A. (communications), Munich Reinsurance (insurance) and Cisco Systems, Inc. (electronics). Alcatel S.A., the French communications and energy infrastructure company, dramatically underperformed after reporting weak second quarter results, largely upon disappointment with cost cutting efforts. We continued to hold the stock as of the end of the period as the price has rebounded.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We continue to be positioned for economic growth and are beginning to see many of the trends play out in stock price performance. Our focus will remain on stock and sector selection, coming from intense bottom-up research. Our large weights in the Consumer Discretionary and Technology sectors, some of the strongest representatives of growth, are a result of our bottom-up

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

research and analysis. We will continue to meet with every company we invest in, and of course, with many others.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   69.8%
-------------------------------------------------------------------
United Kingdom                                             14.3
-------------------------------------------------------------------
Germany                                                     5.6
-------------------------------------------------------------------
France                                                      5.6
-------------------------------------------------------------------
Ireland                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 2.6
-------------------------------------------------------------------
Canada                                                      2.6
-------------------------------------------------------------------
Hong Kong                                                   2.3
-------------------------------------------------------------------
Sweden                                                      2.2
-------------------------------------------------------------------
Italy                                                       1.3
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Mexico                                                      1.0
-------------------------------------------------------------------
Finland                                                     0.8
-------------------------------------------------------------------
Luxembourg                                                  0.6
-------------------------------------------------------------------
Indonesia                                                   0.5
-------------------------------------------------------------------
South Korea                                                 0.4
-------------------------------------------------------------------
Russia                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.0%
-------------------------------------------------------------------
Apparel & Textile                                           2.6
-------------------------------------------------------------------
Banks                                                       5.0
-------------------------------------------------------------------
Business Services                                           3.1
-------------------------------------------------------------------
Communications                                             13.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.4
-------------------------------------------------------------------
Construction                                                0.9
-------------------------------------------------------------------
Consumer Durables                                           0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.6
-------------------------------------------------------------------
Drugs                                                      13.8
-------------------------------------------------------------------
Education                                                   1.2
-------------------------------------------------------------------
Electrical Equipment                                        1.4
-------------------------------------------------------------------
Electronics                                                 2.7
-------------------------------------------------------------------
Energy & Services                                           1.1
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.6
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               20.5
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Machinery                                                   2.3%
-------------------------------------------------------------------
Media & Entertainment                                       5.1
-------------------------------------------------------------------
Repurchase Agreements                                       4.0
-------------------------------------------------------------------
Retail                                                      9.4
-------------------------------------------------------------------
Software & Services                                        10.0
-------------------------------------------------------------------
Transportation                                              2.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,074.33           $4.01
Hypothetical @          $1,000.00    $1,021.27           $3.91
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,071.77           $5.31
Hypothetical @          $1,000.00    $1,020.01           $5.18
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.77% and 1.02% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                  GROWTH OPPORTUNITIES IA           RUSSELL 3000 GROWTH INDEX
                                                                  -----------------------           -------------------------
12/31/94                                                                   10000                              10000
                                                                            9900                               9943
                                                                           10176                              10363
                                                                           10447                              10667
                                                                           10431                              10893
                                                                           10938                              11250
                                                                           11902                              11717
                                                                           12647                              12247
                                                                           12797                              12274
                                                                           13175                              12807
                                                                           12787                              12750
                                                                           13068                              13252
12/95                                                                      12766                              13350
                                                                           12957                              13740
                                                                           13472                              14028
                                                                           13459                              14071
                                                                           14077                              14514
                                                                           14411                              15046
                                                                           14198                              14959
                                                                           13043                              13984
                                                                           13500                              14411
                                                                           14675                              15429
                                                                           14762                              15445
                                                                           15458                              16534
12/96                                                                      14862                              16271
                                                                           15509                              17341
                                                                           14653                              17136
                                                                           13706                              16184
                                                                           13879                              17148
                                                                           15302                              18494
                                                                           15912                              19225
                                                                           17429                              20857
                                                                           16872                              19807
                                                                           17723                              20844
                                                                           16972                              20023
                                                                           16820                              20737
12/97                                                                      16708                              20947
                                                                           16488                              21486
                                                                           17862                              23128
                                                                           18738                              24054
                                                                           18833                              24370
                                                                           18386                              23578
                                                                           19352                              24914
                                                                           18410                              24579
                                                                           15065                              20728
                                                                           16248                              22358
                                                                           17028                              24106
                                                                           17668                              25942
12/98                                                                      19886                              28282
                                                                           20504                              29914
                                                                           18929                              28447
                                                                           19964                              29911
                                                                           19988                              30129
                                                                           19442                              29275
                                                                           20921                              31287
                                                                           20890                              30294
                                                                           21290                              30671
                                                                           21385                              30110
                                                                           22964                              32279
                                                                           25679                              34131
12/99                                                                      30856                              37849
                                                                           30453                              36176
                                                                           39392                              38436
                                                                           35748                              40610
                                                                           32718                              38521
                                                                           30733                              36483
                                                                           35420                              39377
                                                                           34324                              37615
                                                                           39005                              41057
                                                                           39052                              37297
                                                                           35679                              35444
                                                                           28907                              30138
12/00                                                                      32086                              29364
                                                                           31554                              31417
                                                                           27571                              26156
                                                                           24593                              23344
                                                                           27054                              26289
                                                                           26826                              25976
                                                                           26775                              25475
                                                                           26166                              24731
                                                                           24416                              22740
                                                                           20666                              20376
                                                                           21727                              21501
                                                                           23906                              23548
12/01                                                                      24753                              23601
                                                                           24517                              23156
                                                                           23068                              22158
                                                                           24283                              23001
                                                                           23116                              21219
                                                                           22826                              20652
                                                                           20297                              18752
                                                                           18320                              17593
                                                                           17897                              17643
                                                                           16482                              15847
                                                                           17656                              17259
                                                                           19268                              18244
12/02                                                                      17909                              16983
                                                                           17690                              16567
                                                                           17459                              16468
                                                                           17955                              16771
                                                                           19574                              18032
                                                                           21067                              19005
                                                                           21697                              19273
                                                                           21913                              19821
                                                                           22887                              20355
                                                                           22607                              20115
                                                                           24584                              21290
                                                                           25388                              21548
12/03                                                                      25751                              22243
                                                                           26552                              22751
                                                                           26948                              22881
                                                                           27184                              22498
                                                                           26386                              22168
                                                                           27393                              22583
                                                                           28242                              22901
                                                                           25911                              21543
                                                                           25569                              21408
                                                                           26940                              21689
                                                                           27391                              22043
                                                                           28717                              22893
12/04                                                                      30176                              23784

    --- GROWTH OPPORTUNITIES FUND    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value           $10,000 starting value
        $30,176 ending value             $23,784 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                               1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Growth Opportunities IA        17.18%   -0.44%   11.68%
-------------------------------------------------------------
Growth Opportunities IB        16.89%   -0.69%   11.40%
-------------------------------------------------------------
Russell 3000 Growth Index       6.93%   -8.87%    9.05%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 17.18% for the year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Growth VA-UF Average, which returned 10.40% and the Russell 3000 Growth Index, which returned 6.93% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the Russell 3000 Growth was varied for the year as Energy and Utilities each rose more than 40%, while Technology stocks fell slightly.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Industrials, and Consumer Discretionary sectors. Wireless device maker Research In Motion Ltd. (communications) and data storage firm Network Appliance, Inc. (communications) contributed to the positive results in Technology. Research In Motion Ltd.'s shares rose sharply, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device. Network Appliance, Inc. moved up on expectations of continued favorable trends in network storage demand.

Strength in the Industrial sector, which includes business services companies, was driven by positions in Corporate Executive Board Co. (business services) and Yellow Roadway Corp. (transportation). Corporate strategy research and education firm Corporate Executive Board Co. rose throughout the year on continued growth in revenues and earnings. Similarly, the ability to implement price increases led to higher revenues and operating income for trucker Yellow Roadway Corp. In the Consumer Discretionary sector, satellite radio provider Sirius Satellite Radio, Inc. (communications) rose on the announcement that talk show host Howard Stern will move his show to Sirius Satellite Radio, Inc. network beginning in 2006. Home improvement product maker Techtronic Industries Co. (electrical equipment), manufacturer of the popular Ryobi, Homelite, and Dirt Devil brands, also rose during the year.

These strong returns were somewhat offset by weaker returns in drug developer AstraZeneca PLC, ADR (drugs) and European regional air carrier Ryanair (transportation). AstraZeneca PLC, ADR fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its lung cancer drug Iressa. Ryanair traded down as the impacts of a fare war made their way through the company's financials. Other weak performers included communications chip provider Broadcom Corp., Class A (communications), wireless service provider Dobson Communications Corp. (communications), and software firm Red Hat, Inc. (software & services).

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. Towards the end of the year we took advantage of widespread pessimism towards consumer spending and added to the Retailing portion of Consumer Discretionary. We initiated positions in Dollar General Corp. (retail) and Family Dollar Stores, Inc. (retail) two value store concepts. It was largely known by late 2004 that lower end consumer spending had been hurt by rising energy prices. We believed this was largely reflected in the valuation of the sector and used weakness to purchase the two companies we believe best positioned longer term. Except for Technology, where we are not finding as many attractive opportunities, our bias is towards more pro-cyclical sectors in recognition of our expectation for continued economic expansion.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.3%
-------------------------------------------------------------------
Banks                                                       4.8
-------------------------------------------------------------------
Business Services                                           9.0
-------------------------------------------------------------------
Communications                                             12.3
-------------------------------------------------------------------
Computers & Office Equipment                                2.4
-------------------------------------------------------------------
Construction                                                1.7
-------------------------------------------------------------------
Consumer Durables                                           1.0
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Education                                                   3.6
-------------------------------------------------------------------
Electrical Equipment                                        1.7
-------------------------------------------------------------------
Electronics                                                 3.9
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Financial Services                                          0.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   1.0
-------------------------------------------------------------------
Media & Entertainment                                       1.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.2
-------------------------------------------------------------------
Repurchase Agreements                                       5.1
-------------------------------------------------------------------
Research & Testing Facilities                               1.0
-------------------------------------------------------------------
Retail                                                      9.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.5
-------------------------------------------------------------------
Software & Services                                         9.6
-------------------------------------------------------------------
Transportation                                              4.2
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,065.33           $3.27
Hypothetical @          $1,000.00    $1,021.97           $3.20
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,062.68           $4.56
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.63% and 0.88% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford High Yield HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 9/30/98 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                       HIGH YIELD IA                     CORPORATE INDEX
                                                                       -------------                --------------------------
9/30/98                                                                    10000                              10000
                                                                            9992                               9795
                                                                           10340                              10202
12/98                                                                      10368                              10213
                                                                           10528                              10364
                                                                           10531                              10303
                                                                           10695                              10402
                                                                           10898                              10603
                                                                           10693                              10460
                                                                           10703                              10437
                                                                           10696                              10479
                                                                           10620                              10363
                                                                           10599                              10289
                                                                           10660                              10221
                                                                           10797                              10341
12/99                                                                      10856                              10457
                                                                           10758                              10412
                                                                           10730                              10431
                                                                           10637                              10212
                                                                           10674                              10229
                                                                           10576                              10123
                                                                           10840                              10330
                                                                           10960                              10408
                                                                           11113                              10479
                                                                           11067                              10388
                                                                           10867                              10056
                                                                           10596                               9657
12/00                                                                      10968                               9844
                                                                           11691                              10581
                                                                           11742                              10722
                                                                           11489                              10469
                                                                           11337                              10339
                                                                           11419                              10525
                                                                           11018                              10230
                                                                           11198                              10381
                                                                           11300                              10503
                                                                           10592                               9797
                                                                           11030                              10039
                                                                           11378                              10406
12/01                                                                      11263                              10363
                                                                           11156                              10436
                                                                           10818                              10290
                                                                           10905                              10538
                                                                           11061                              10706
                                                                           10993                              10647
                                                                           10409                               9862
                                                                            9928                               9431
                                                                           10053                               9700
                                                                            9791                               9573
                                                                            9822                               9489
                                                                           10385                              10077
12/02                                                                      10487                              10218
                                                                           10764                              10558
                                                                           10952                              10688
                                                                           11148                              10995
                                                                           11687                              11647
                                                                           11860                              11768
                                                                           12077                              12106
                                                                           11790                              11973
                                                                           11936                              12111
                                                                           12267                              12442
                                                                           12474                              12693
                                                                           12632                              12886
12/03                                                                      12919                              13177
                                                                           13061                              13429
                                                                           13025                              13395
                                                                           13070                              13486
                                                                           12904                              13394
                                                                           12669                              13168
                                                                           12831                              13356
                                                                           13009                              13538
                                                                           13227                              13803
                                                                           13411                              14004
                                                                           13668                              14257
                                                                           13738                              14429
12/04                                                                      13875                              14644

    --- HIGH YIELD FUND            --- LEHMAN BROTHERS HIGH YIELD
        $10,000 starting value         CORPORATE INDEX
        $13,875 ending value           $10,000 starting value
                                       $14,644 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                       SINCE
                                   1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------------------
High Yield IA                       7.40%   5.03%      5.37%
-------------------------------------------------------------------
High Yield IB                       7.14%   4.80%      5.15%
-------------------------------------------------------------------
Lehman High Yield Corporate Index  11.13%   6.97%      6.29%
-------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Senior Vice President
CHRISTINE MOZONSKI, CFA, CPA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford High Yield HLS Fund, Class IA returned 7.40% for the year ended December 31, 2004. The Fund underperformed both the Lipper High Current Yield VA-UF Average, which returned 9.84%, and the Lehman Brothers High Yield Corporate Index, which returned 11.13% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The High Yield sector had double-digit returns again in 2004, despite the commencement of a Federal Reserve tightening cycle, as well as a significant amount geopolitical risk surrounding the presidential election and the Olympics. Once again risk outperformed high quality securities, but the disparity of returns was a fraction of what we witnessed in 2003. Examples of factors which contributed positively to the performance included the relatively low level of interest rates, reduction in the number of defaults, a measured pace of raising interest rates by the Federal Reserve and very strong corporate balance sheets. The relatively low level of net new issuance was a positive contributor as well.

Over the year, the Fund's overall credit quality was higher than that of its peers, which contributed to underperformance versus its peers. We positioned the portfolio as such given the strong returns lower quality bonds generated in 2003, and because default rates on lower quality issuers didn't support the relatively low yields offered on such securities. While default rates on "BB" rated and "B" rated issuers were at 10 year lows, the "CCC" default was hovering around the 10 year average.

Basic Industrials outperformed the market, generating a 13.4% return, spurred on by further demand for commodity products from China. Within this sector, Chemicals performed the best returning 15.7%. We maintained an overweight to the Basic Industrial sector throughout the year, strongly benefiting performance.

The Utility sector also performed well, with a 13.2% return. Improving fundamentals for the Pipeline companies, combined with balance sheet repair at the Electric Utilities led performance higher for that sector. We maintained a neutral weighting to the sector. The Fund was also conservatively positioned, owning operating company debt, and in some instances, first mortgage bonds. As a result the Fund didn't fully capture the performance.

During 2004 Airlines brought down the Transportation sector's return despite the strong rally going into year-end. The continued uncertainty surrounding volatility in the pricing of energy and labor related issues plagued the industry. The Fund entered 2004 with a position in Delta Air Lines, Inc. (transportation) unsecured bonds. However, with oil rising in the beginning of April 2004 and earnings disappointments, we sold the position at a loss. The sector enjoyed a strong rally in the fourth quarter, but due to our fundamental credit concerns regarding Delta Air Lines, Inc., we did not participate in that rally.

The Wireline sector cost the Fund as we began 2004 with an overweight to Qwest Corp. (communications), and subsequently sold a portion of the position at a loss upon poor earnings and a weak technical environment. The issuer since rallied and enjoyed a strong fourth quarter, along with other highly volatile issuers. The Fund was not positioned to enjoy that performance given our higher quality holdings in the Wireline sector.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We anticipate that the very strong returns earned in the high yield market for the past two years will draw to a close in 2005. Our expectation is for the high yield market to still outperform many other fixed income sectors and to post returns at or slightly below coupon level. Our outlook is based upon the combination of low defaults (currently at historically low levels), expected continued Federal Reserve increases at a "measured" rate, moderate gross domestic product expectations and merger and acquisition related activity. We will be watchful of opportunities due to merger and acquisition activity, looking for candidates who would benefit from an acquisition from an investment grade issuer. We are looking to reduce our overweight to the Food and Beverage Sector since this sector typically underperforms in an expanding economy. In addition, we will continue with our overweight to the Metals/ Mining sector. While we anticipate commodity prices will remain off the peak of 2004, they remain at levels high enough to generate balance sheet improvement.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.9%
-------------------------------------------------------------------
Agriculture & Fishing                                       1.0
-------------------------------------------------------------------
Apparel & Textile                                           0.8
-------------------------------------------------------------------
Banks                                                       0.0
-------------------------------------------------------------------
Business Services                                           1.3
-------------------------------------------------------------------
Chemicals                                                   4.6
-------------------------------------------------------------------
Communications                                             10.9
-------------------------------------------------------------------
Computers & Office Equipment                                0.6
-------------------------------------------------------------------
Construction                                                0.4
-------------------------------------------------------------------
Consumer Durables                                           1.6
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Consumer Services                                           1.4
-------------------------------------------------------------------
Drugs                                                       1.0
-------------------------------------------------------------------
Electrical Equipment                                        2.0
-------------------------------------------------------------------
Electronics                                                 2.6
-------------------------------------------------------------------
Energy & Services                                           5.4
-------------------------------------------------------------------
Financial Services                                          3.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.2
-------------------------------------------------------------------
Foreign Governments                                         1.9
-------------------------------------------------------------------
Forest & Paper Products                                     4.9
-------------------------------------------------------------------
Health Services                                             1.9
-------------------------------------------------------------------
Hotels & Gaming                                             6.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               15.5
-------------------------------------------------------------------
Machinery                                                   2.3
-------------------------------------------------------------------
Media & Entertainment                                       5.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.2
-------------------------------------------------------------------
Real Estate                                                 0.1
-------------------------------------------------------------------
Repurchase Agreements                                       5.1
-------------------------------------------------------------------
Retail                                                      2.4
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.0%
-------------------------------------------------------------------
Software & Services                                         0.3
-------------------------------------------------------------------
Targeted Return Index Securities Trust                      0.6
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.0
-------------------------------------------------------------------
Utilities                                                  14.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         0.1%
-------------------------------------------------------------------
Common Stocks                                               0.0
-------------------------------------------------------------------
Convertible Bonds                                           0.3
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.0
-------------------------------------------------------------------
Corporate Notes                                            80.7
-------------------------------------------------------------------
Foreign Bonds & Notes                                      12.5
-------------------------------------------------------------------
Short-Term Securities                                      20.6
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                         0.4%
-------------------------------------------------------------------
Aa                                                          2.4
-------------------------------------------------------------------
Baa                                                         8.8
-------------------------------------------------------------------
Ba                                                         37.0
-------------------------------------------------------------------
B                                                          41.3
-------------------------------------------------------------------
Caa                                                         3.2
-------------------------------------------------------------------
Ca                                                          0.6
-------------------------------------------------------------------
N/R                                                        20.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,077.58           $3.97
Hypothetical @          $1,000.00    $1,021.32           $3.86
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,074.92           $5.27
Hypothetical @          $1,000.00    $1,020.06           $5.13
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.76% and 1.01% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          INDEX IA                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                   10000                              10000
                                                                           10257                              10259
                                                                           10651                              10659
                                                                           10960                              10973
                                                                           11275                              11295
                                                                           11715                              11746
                                                                           11981                              12019
                                                                           12373                              12417
                                                                           12399                              12446
                                                                           12909                              12972
                                                                           12846                              12924
                                                                           13401                              13492
12/95                                                                      13655                              13753
                                                                           14110                              14220
                                                                           14232                              14352
                                                                           14374                              14490
                                                                           14570                              14703
                                                                           14940                              15081
                                                                           14982                              15138
                                                                           14309                              14469
                                                                           14604                              14775
                                                                           15412                              15605
                                                                           15828                              16036
                                                                           17018                              17246
12/96                                                                      16672                              16905
                                                                           17697                              17960
                                                                           17830                              18102
                                                                           17082                              17359
                                                                           18101                              18394
                                                                           19199                              19512
                                                                           20043                              20387
                                                                           21629                              22007
                                                                           20411                              20775
                                                                           21521                              21911
                                                                           20797                              21179
                                                                           21742                              22160
12/97                                                                      22108                              22541
                                                                           22347                              22789
                                                                           23948                              24432
                                                                           25163                              25683
                                                                           25409                              25943
                                                                           24958                              25496
                                                                           25969                              26532
                                                                           25683                              26250
                                                                           21960                              22454
                                                                           23365                              23894
                                                                           25255                              25835
                                                                           26769                              27401
12/98                                                                      28312                              28980
                                                                           29476                              30191
                                                                           28549                              29253
                                                                           29681                              30423
                                                                           30814                              31601
                                                                           30066                              30856
                                                                           31734                              32569
                                                                           30728                              31552
                                                                           30574                              31395
                                                                           29729                              30534
                                                                           31595                              32465
                                                                           32225                              33125
12/99                                                                      34113                              35076
                                                                           32389                              33314
                                                                           31764                              32684
                                                                           34848                              35880
                                                                           33789                              34800
                                                                           33081                              34086
                                                                           33887                              34927
                                                                           33346                              34381
                                                                           35403                              36515
                                                                           33523                              34588
                                                                           33370                              34441
                                                                           30731                              31728
12/00                                                                      30872                              31884
                                                                           31954                              33014
                                                                           29030                              30006
                                                                           27182                              28106
                                                                           29283                              30287
                                                                           29466                              30490
                                                                           28736                              29749
                                                                           28443                              29456
                                                                           26651                              27614
                                                                           24480                              25385
                                                                           24942                              25870
                                                                           26845                              27854
12/01                                                                      27071                              28099
                                                                           26662                              27689
                                                                           26139                              27155
                                                                           27113                              28176
                                                                           25460                              26469
                                                                           25258                              26275
                                                                           23455                              24404
                                                                           21619                              22503
                                                                           21751                              22649
                                                                           19380                              20189
                                                                           21084                              21964
                                                                           22312                              23256
12/02                                                                      20994                              21890
                                                                           20437                              21319
                                                                           20124                              20999
                                                                           20311                              21203
                                                                           21987                              22948
                                                                           23132                              24155
                                                                           23416                              24464
                                                                           23821                              24896
                                                                           24274                              25380
                                                                           24007                              25111
                                                                           25356                              26530
                                                                           25569                              26763
12/03                                                                      26900                              28166
                                                                           27380                              28683
                                                                           27753                              29081
                                                                           27326                              28643
                                                                           26888                              28194
                                                                           27244                              28580
                                                                           27757                              29135
                                                                           26835                              28171
                                                                           26938                              28284
                                                                           27218                              28591
                                                                           27626                              29027
                                                                           28731                              30201
12/04                                                                      29696                              31229

    --- INDEX FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $29,696 ending value           $31,229 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Index IA       10.39%   -2.74%   11.50%
---------------------------------------------
Index IB(3)    10.12%   -2.95%   11.24%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JULIET MURPHY, CFA, CPA
Investment Officer

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned 10.39% for the year ended December 31, 2004. The Fund outperformed both the Lipper S&P 500 Index Objective VA-UF Average, which returned 10.37%, and the S&P 500 Index, which returned 10.87%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the second year in a row, the S&P posted positive returns, rising by 10.87% in 2004. With the exception of March, April and July, all months posted positive returns. Within the S&P 500 sectors, Energy experienced the greatest gain due to the increased price of oil., which hit a peak of over $50 a barrel during the year. Health Care was the worst performing in large caps due to repercussions from Merck & Co., Inc. (drugs) taking Vioxx off the market. From a style perspective, value clearly outperformed growth within the S&P.

The first quarter started off slowly with mixed economic news. The employment situation improved in March, but the market did not react. During the second quarter, economic and geopolitical news dominated. Inflation and employment were in the focus, with the market reacting strongly to slightly higher inflation numbers as well as more favorable employment numbers. In addition, the Federal Reserve began to increase rates. The market had little reaction, however as the rate increase had been anticipated for a number of months. Earnings reports were favorable, but estimates had been raised so much that the actual reports were somewhat anticlimactic. The market was concerned, though about terrorism and Iraq. Overall data pointed to a continued economic expansion in the third quarter, but indicators provided a mixed picture in some areas and the economy began a "slow patch". In particular there were signs of softness in the consumer sector with lower job creation and weak payroll numbers. The price of oil, negatively affected both consumer spending as well as company forecasts. Also a decline in refinancing activity and a lack of tax stimulus contributed to the sluggishness and developments in Iraq and terrorism continued to weigh on consumer sentiment. Economic growth seemed to take hold toward the end of the fourth quarter. The consumer sector was strong and there was increased activity in the business sector. Sales at the beginning of the holiday season were modest, but ended strongly. Payroll numbers, while lower than expectations, increased and initial unemployment claims improved. Inflation numbers remained elevated, but core Consumer Price Index and core Producer Price Index indicate that inflation remains in check.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Corporate earnings growth is still healthy, but has recently slowed from very high levels. Business investments continue to increase. We expect that business investments will pick up further as the recovery continues, which again should lead to higher job creation. Inventory levels are low, signaling that the expansion has momentum. A risk to the market is the declining dollar. Foreign investors could demand higher compensation (higher interest rates) to offset the currency risk. Should this occur, pressure could be put on equity valuations, which would cause the market to soften. This risk, however, must be weighed against the declining dollar's benefits to the U.S. multinational firms, as their products and services become more competitive in the global economy and the U.S. dollar value of repatriated earnings growth. In addition, terrorism fears will continue to weigh on the markets. Such an event would most likely cause a flight to quality into bonds and other less risky asset classes.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Standard & Poor's will be transitioning the S&P 500 from a market-weighted to a free-floating (which only includes shares available to investors) index in two phases this year. According to S&P, in excess of $1.1 trillion is indexed to the S&P 500, which may cause notable selling pressure among companies with a significant percentage of private ownership.
Headline inflation numbers have remained elevated, mainly due to higher energy prices. Also, fuel prices have recently declined from record levels, which should lead to lower headline inflation rates in the months ahead. The Federal Reserve continued with its "measured" pace, hiking interest rates by 25 bps at the December meeting. In the minutes from the meeting the Federal Open Market Committee states that it is increasingly concerned over inflationary pressures due to a depreciating dollar, high energy costs, and the possibility of lower productivity growth. The base ;case, however, is still that inflation remains relatively low. The Federal Reserve believes that the expansion is on a solid footing, and predicts that growth will be good in the near term despite the rise in energy prices over the last year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      12.1
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.5
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       4.0
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.4
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.7
-------------------------------------------------------------------
Energy & Services                                           6.9
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.9
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.2
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      7.8
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.3%
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           0.4
-------------------------------------------------------------------
Utilities                                                   3.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,067.69           $2.29
Hypothetical @          $1,000.00    $1,022.92           $2.24
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,065.03           $3.58
Hypothetical @          $1,000.00    $1,021.67           $3.51
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.44% and 0.69% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                               INTERNATIONAL OPPORTUNITIES IA     MSCI AC WORLD FREE EX US INDEX
                                                               ------------------------------     ------------------------------
12/31/94                                                                   10000                              10000
                                                                            9612                               9546
                                                                            9561                               9494
                                                                            9969                              10031
                                                                           10239                              10422
                                                                           10376                              10376
                                                                           10372                              10233
                                                                           10937                              10813
                                                                           10709                              10438
                                                                           10812                              10616
                                                                           10795                              10333
                                                                           11036                              10576
12/95                                                                      11393                              10994
                                                                           11683                              11145
                                                                           11781                              11145
                                                                           11953                              11353
                                                                           12399                              11697
                                                                           12294                              11521
                                                                           12288                              11580
                                                                           11856                              11195
                                                                           11938                              11261
                                                                           12129                              11540
                                                                           12119                              11425
                                                                           12731                              11865
12/96                                                                      12866                              11728
                                                                           12737                              11513
                                                                           12791                              11724
                                                                           12804                              11699
                                                                           12723                              11798
                                                                           13558                              12527
                                                                           14188                              13218
                                                                           14607                              13485
                                                                           13534                              12424
                                                                           14271                              13096
                                                                           13191                              11981
                                                                           12983                              11831
12/97                                                                      12910                              11968
                                                                           13060                              12326
                                                                           13943                              13148
                                                                           14607                              13602
                                                                           14944                              13700
                                                                           15044                              13451
                                                                           15070                              13401
                                                                           15229                              13528
                                                                           13010                              11620
                                                                           12511                              11375
                                                                           13428                              12566
                                                                           14207                              13242
12/98                                                                      14609                              13698
                                                                           15030                              13683
                                                                           14669                              13377
                                                                           15506                              14023
                                                                           16098                              14724
                                                                           15431                              14032
                                                                           16187                              14677
                                                                           16602                              15022
                                                                           16626                              15074
                                                                           16725                              15176
                                                                           17285                              15741
                                                                           18275                              16370
12/99                                                                      20432                              17931
                                                                           19284                              16958
                                                                           20684                              17416
                                                                           20496                              18072
                                                                           19365                              17063
                                                                           18553                              16627
                                                                           19276                              17335
                                                                           18681                              16650
                                                                           18935                              16856
                                                                           17954                              15921
                                                                           17093                              15415
                                                                           16322                              14724
12/00                                                                      16937                              15226
                                                                           17039                              15455
                                                                           15673                              14231
                                                                           14560                              13225
                                                                           15650                              14125
                                                                           15043                              13735
                                                                           14564                              13208
                                                                           14246                              12914
                                                                           13850                              12593
                                                                           12389                              11257
                                                                           12719                              11573
                                                                           13475                              12102
12/01                                                                      13765                              12258
                                                                           13148                              11733
                                                                           13188                              11817
                                                                           13922                              12508
                                                                           13859                              12540
                                                                           14027                              12677
                                                                           13412                              12129
                                                                           12049                              10947
                                                                           11910                              10948
                                                                           10500                               9787
                                                                           11280                              10312
                                                                           11809                              10808
12/02                                                                      11296                              10459
                                                                           10800                              10092
                                                                           10488                               9887
                                                                           10274                               9695
                                                                           11218                              10630
                                                                           11864                              11307
                                                                           12057                              11620
                                                                           12408                              11929
                                                                           12865                              12284
                                                                           12973                              12628
                                                                           13748                              13447
                                                                           14032                              13740
12/03                                                                      15035                              14789
                                                                           15224                              15027
                                                                           15582                              15409
                                                                           15690                              15503
                                                                           15265                              15022
                                                                           15373                              15056
                                                                           15759                              15396
                                                                           15043                              14947
                                                                           15068                              15067
                                                                           15522                              15551
                                                                           16102                              16092
                                                                           17092                              17209
12/04                                                                      17754                              17948

    --- INTERNATIONAL OPPORTUNITIES FUND    --- MSCI AC WORLD FREE EX U.S. INDEX
        $10,000 starting value                  $10,000 starting value
        $17,754 ending value                    $17,948 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
International Opportunities IA  18.08%   -2.77%    5.91%
--------------------------------------------------------------
International Opportunities
  IB(3)                         17.79%   -2.98%    5.67%
--------------------------------------------------------------
MSCI AC World Free ex US Index  21.36%    0.02%    6.02%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner and Director of Global Equity Strategies

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Opportunities HLS Fund, Class IA returned 18.08% for the year ended December 31, 2004. The Fund outperformed both the Lipper International Core VA-UF Average, which returned 17.93% over the same period. The fund underperformed the Morgan Stanley Capital International (MSCI) All-Country World Free ex US Index, which returned 21.36% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers relative attractiveness of countries and sectors as well as fundamental company analysis. Relative to the benchmark, the Fund's regional allocation decisions were generally positive, driven primarily by an overweight in emerging markets and an underweight in Japan. Sector decisions detracted value, driven primarily by an overweight in Health Care and underweights in Materials and Financials. Materials names benefited from growing demand from China. Strong stock selection in the Energy and Industrials sectors was offset by poor selection in Consumer Discretionary and Financials.

Despite underperforming the index, the Fund recorded strong absolute returns during the period. Average returns were above 15% in eight of the ten sectors. Pharmaceutical company Elan Corp., PLC, ADR (drugs) was the top contributor to absolute Fund returns due to promising data for its multiple sclerosis drug Antegren. Aided by record high oil prices, three Energy companies, Total S.A., ADR (energy & services), Ente Nazional Idrocarburi S.p.A. (energy & services), and SK Corp. (energy & services), were also strong drivers of returns during the year. The largest detractors from absolute Fund returns were insurer Converium Holding AG (consumer services) and pharmaceutical company AstraZeneca PLC, ADR (drugs). Converium Holding AG surprised us and the market by announcing a large reserve charge and associated capital raising to cover recently discovered losses on business written prior to its spin-out from Zurich Insurance. We have eliminated Converium Holding AG from the Fund.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As we head into 2005, we believe that the global investment environment will be dominated by two processes: investors adjusting their GDP expectations downward to a slower than historical trend OECD growth environment; and the U.S. Fed gradually restoring short rates to "normal" as it combats pass through inflation from a weaker U.S. dollar and higher commodity prices. We expect that Europe will continue to muddle through, Japan is relatively well positioned despite near-term pressures, and Pac Basin ex-Japan is a mixed bag.

We remain overweight in Continental Europe and underweight in the U.K. As a result of the strong euro, deflationary pressures are building in the economy and will allow the European Central Bank to keep interest rates at the historic low of 2%, helping maintain a modest level of growth. We remain underweight in the U.K. due to concerns about rising interest rates and a gradually deflating housing bubble. We maintained our underweight in

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Japan during the quarter, but are looking to add to our holdings at the margin. Japan's economy lost some momentum in recent months as exports, consumption and industrial production all slowed. While some have concluded from this that the recent recovery was yet another false dawn, we believe Japan will overcome the temporary growth lull without falling back into recession and that this expansion will extend beyond 2006. We added to our holdings in developed Asia ex-Japan while trimming our positions in the emerging markets of the region and continue to have an overweight in the combined position. The emerging economies in Asia and elsewhere are likely to pick up some of the slack from the developed economies as they are in a more sound structural position than in the past and are transitioning from sources of global instability to more stable long-term growth engines, helped by the weak U.S. dollar and strong demand for raw materials from China.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.5%
-------------------------------------------------------------------
Apparel & Textile                                           2.1
-------------------------------------------------------------------
Banks                                                      11.2
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.6
-------------------------------------------------------------------
Communications                                             11.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.2
-------------------------------------------------------------------
Construction                                                1.5
-------------------------------------------------------------------
Consumer Durables                                           1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.4
-------------------------------------------------------------------
Drugs                                                       5.3
-------------------------------------------------------------------
Electronics                                                 2.3
-------------------------------------------------------------------
Energy & Services                                           9.6
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    7.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------
Insurance                                                   3.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   0.8
-------------------------------------------------------------------
Media & Entertainment                                       6.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate                                                 1.8
-------------------------------------------------------------------
Repurchase Agreements                                       2.0
-------------------------------------------------------------------
Retail                                                      5.4
-------------------------------------------------------------------
Software & Services                                         1.0
-------------------------------------------------------------------
Transportation                                              4.5
-------------------------------------------------------------------
Utilities                                                   1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United Kingdom                                             17.3%
-------------------------------------------------------------------
United States of America                                   15.3
-------------------------------------------------------------------
France                                                     15.0
-------------------------------------------------------------------
Japan                                                      14.1
-------------------------------------------------------------------
Germany                                                     8.1
-------------------------------------------------------------------
Netherlands                                                 5.3
-------------------------------------------------------------------
Switzerland                                                 5.0
-------------------------------------------------------------------
Canada                                                      4.9
-------------------------------------------------------------------
Hong Kong                                                   4.0
-------------------------------------------------------------------
Italy                                                       3.7
-------------------------------------------------------------------
Sweden                                                      2.8
-------------------------------------------------------------------
Taiwan                                                      2.4
-------------------------------------------------------------------
Ireland                                                     1.9
-------------------------------------------------------------------
South Korea                                                 1.7
-------------------------------------------------------------------
Belgium                                                     1.7
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.7
-------------------------------------------------------------------
Hungary                                                     0.7
-------------------------------------------------------------------
Austria                                                     0.7
-------------------------------------------------------------------
Egypt                                                       0.6
-------------------------------------------------------------------
Philippines                                                 0.5
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Thailand                                                    0.4
-------------------------------------------------------------------
Australia                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,122.58           $4.27
Hypothetical @          $1,000.00    $1,021.11           $4.06
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,119.92           $5.60
Hypothetical @          $1,000.00    $1,019.86           $5.33
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.80% and 1.05% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Stock HLS Fund

(subadvised by Lazard Asset Management, LLC)
PERFORMANCE OVERVIEW 1/3/95 - 12/31/04
Growth of a $10,000 investment

(LINE GRAPH)

                                                                   INTERNATIONAL STOCK IA                MSCI EAFE INDEX
                                                                   ----------------------                ---------------
1/3/95                                                                     10000                              10000
                                                                            9732                               9618
                                                                            9788                               9593
                                                                           10048                              10194
                                                                           10345                              10580
                                                                           10355                              10457
                                                                           10488                              10276
                                                                           11185                              10919
                                                                           10968                              10505
                                                                           11218                              10713
                                                                           10986                              10427
                                                                           11124                              10720
12/95                                                                      11435                              11155
                                                                           11507                              11203
                                                                           11656                              11244
                                                                           11904                              11486
                                                                           12174                              11822
                                                                           12137                              11608
                                                                           12355                              11676
                                                                           11973                              11337
                                                                           12002                              11365
                                                                           12265                              11670
                                                                           12311                              11554
                                                                           12915                              12016
12/96                                                                      13032                              11864
                                                                           12722                              11452
                                                                           13045                              11642
                                                                           13347                              11687
                                                                           13274                              11752
                                                                           13817                              12520
                                                                           14677                              13213
                                                                           14994                              13429
                                                                           14082                              12429
                                                                           15253                              13128
                                                                           14312                              12122
                                                                           14404                              12001
12/97                                                                      14594                              12109
                                                                           14947                              12665
                                                                           15781                              13481
                                                                           16714                              13899
                                                                           17045                              14012
                                                                           17456                              13947
                                                                           17302                              14056
                                                                           17583                              14202
                                                                           15170                              12445
                                                                           14374                              12067
                                                                           15468                              13328
                                                                           16427                              14014
12/98                                                                      16998                              14571
                                                                           16832                              14531
                                                                           16456                              14188
                                                                           17054                              14784
                                                                           17861                              15386
                                                                           17271                              14597
                                                                           17941                              15169
                                                                           18571                              15624
                                                                           18947                              15684
                                                                           18961                              15846
                                                                           19296                              16443
                                                                           19691                              17017
12/99                                                                      21077                              18548
                                                                           19574                              17373
                                                                           19594                              17844
                                                                           20504                              18539
                                                                           19718                              17567
                                                                           19458                              17141
                                                                           20275                              17815
                                                                           19774                              17072
                                                                           19837                              17224
                                                                           18980                              16388
                                                                           18736                              16005
                                                                           18312                              15408
12/00                                                                      19015                              15959
                                                                           18905                              15952
                                                                           17885                              14757
                                                                           16531                              13780
                                                                           17397                              14746
                                                                           17001                              14238
                                                                           16430                              13661
                                                                           15812                              13413
                                                                           15596                              13076
                                                                           13796                              11755
                                                                           13981                              12055
                                                                           14358                              12500
12/01                                                                      14419                              12575
                                                                           13757                              11908
                                                                           14002                              11992
                                                                           14953                              12705
                                                                           14989                              12738
                                                                           15230                              12911
                                                                           14704                              12402
                                                                           13248                              11179
                                                                           13407                              11156
                                                                           12165                               9962
                                                                           12944                              10498
                                                                           13318                              10975
12/02                                                                      13015                              10608
                                                                           12335                              10165
                                                                           12260                               9932
                                                                           12194                               9745
                                                                           13234                              10711
                                                                           13950                              11370
                                                                           14096                              11652
                                                                           14179                              11936
                                                                           14425                              12226
                                                                           14734                              12605
                                                                           15495                              13392
                                                                           15916                              13691
12/03                                                                      16921                              14762
                                                                           17190                              14971
                                                                           17489                              15320
                                                                           17334                              15412
                                                                           16814                              15076
                                                                           16856                              15123
                                                                           17148                              15479
                                                                           16537                              14979
                                                                           16748                              15049
                                                                           17278                              15444
                                                                           17788                              15972
                                                                           18796                              17067
12/04                                                                      19511                              17817

    --- INTERNATIONAL STOCK IA    --- MSCI EAFE INDEX
        $10,000 starting value        $10,000 starting value
        $19,511 ending value          $17,817 ending value

MSCI EAFE -- THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 12/31/04)

                        1 YEAR   5 YEAR   10 YEAR
------------------------------------------------------
International Stock IA  15.31%   -1.53%    6.91%
------------------------------------------------------
MSCI EAFE Index         20.70%   -0.80%    5.95%
------------------------------------------------------

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

JOHN R. REINSBERG
Deputy Chairman, International and Global Products

MICHAEL BENNETT
Managing Director, Portfolio Manager

GABRIELLE BOYLE
Senior Managing Director, Portfolio Manager

MICHAEL POWERS
Managing Director, Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Stock HLS Fund returned 15.31% for the year ended December 31, 2004. The Fund underperformed both the Lipper International Core VA-UF Average, which returned 17.93% and the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE Index), which returned 20.70% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

International stocks spent most of 2004 in a trading range, as strong earnings growth was offset by concerns over rising interest rates, rising oil prices, and the sustainability of the global economic rebound. However, stocks ended 2004 with their best quarterly performance of the year as oil prices crested, easing concerns that higher energy costs would restrain earnings and economic growth. The rally started right after the U.S. presidential election, as uncertainty over the election's outcome, as well as its definitiveness, was lifted. Energy stocks were strong during the year, since oil prices rose sharply and utilities also performed well as investors sought out yield in a low interest rate environment. In contrast, technology stocks lagged as corporate spending on IT products has yet to significantly rebound. Health care stocks were hurt by the concerns over drug safety following Merck & Co., Inc.'s (drugs) high profile recall of Vioxx. On a regional basis, European markets generally outperformed, helped by the rising euro, while the Japanese market lagged the broad index on concerns over the sustainability of the economic rebound.

During 2004, stock selection in health care helped the Fund by avoiding problem stocks like AstraZeneca PLC, ADR (drugs), as well as from gains in Schering-Plough Corp. (drugs), which rose due to ongoing restructuring and the recent approval of its birth control pill. Also, Sanofi-Aventis (medical instruments & supplies) gained based on expectations of revenue and cost synergies from the proposed acquisition by Sanofi-Synthelabo, Inc. (medical instruments & supplies). Conversely, stock selection in financials hurt performance when reinsurers Swiss Reinsurance (insurance) and Munich Reinsurance (insurance) were hurt by the rash of hurricanes hitting Florida. However, while the hurricanes cause near-term costs as payments are made to their reinsurance clients, the longer-term outlook for these companies' earnings is positive, since the upfront costs to the industry remove capacity and improve pricing discipline going forward. Stock selection in consumer discretionary also detracted from returns, as Nissan Motor Co., Ltd. (transportation) declined due to concerns regarding the steel shortage caused by the increased demand for the metal in China. However, the company stated that the shortage should have a relatively small impact on sales in the United States, its biggest market.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

For 2004 overall, the Fund was hurt by its overweight position in larger stocks, while small and mid cap stocks continued to outperform. However, we believe that the performance of large stocks may improve, since the relative valuation of large caps versus small caps is very attractive, based on historical norms. In addition, smaller stocks have been outperforming for nearly five years and the duration of this outperformance, as well as its magnitude, is similar to historical peaks in the cap cycle.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agriculture & Fishing                                       3.2%
-------------------------------------------------------------------
Banks                                                      17.4
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              7.2
-------------------------------------------------------------------
Drugs                                                       5.3
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 8.7
-------------------------------------------------------------------
Energy & Services                                          12.1
-------------------------------------------------------------------
Financial Services                                          3.0
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    9.0
-------------------------------------------------------------------
Forest & Paper Products                                     1.3
-------------------------------------------------------------------
Insurance                                                   3.9
-------------------------------------------------------------------
Investment Companies                                        1.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               23.2
-------------------------------------------------------------------
Media & Entertainment                                       3.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.3
-------------------------------------------------------------------
Real Estate                                                 1.4
-------------------------------------------------------------------
Retail                                                      4.0
-------------------------------------------------------------------
Transportation                                              5.3
-------------------------------------------------------------------
Utilities                                                   4.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
United Kingdom                                             28.1%
-------------------------------------------------------------------
United States of America                                   24.5
-------------------------------------------------------------------
Japan                                                      19.2
-------------------------------------------------------------------
France                                                     11.8
-------------------------------------------------------------------
Germany                                                    11.5
-------------------------------------------------------------------
Switzerland                                                 6.9
-------------------------------------------------------------------
Netherlands                                                 6.5
-------------------------------------------------------------------
Finland                                                     4.5
-------------------------------------------------------------------
Italy                                                       4.2
-------------------------------------------------------------------
Ireland                                                     3.0
-------------------------------------------------------------------
Norway                                                      1.8
-------------------------------------------------------------------
Singapore                                                   1.2
-------------------------------------------------------------------
Other Assets and Liabilities                              (23.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,132.92           $5.20
Hypothetical @          $1,000.00    $1,020.26           $4.93
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.97% for class
   IA, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford LargeCap Growth HLS Fund

(subadvised by Holland Capital Management, L.P.)
PERFORMANCE OVERVIEW 5/1/98 - 12/31/04
Growth of a $10,000 investment

(LINE GRAPH)

                                                                     LARGECAP GROWTH IA                   S&P 500 INDEX
                                                                     ------------------                   -------------
5/1/98                                                                    10000.00                           10000.00
                                                                           9798.00                            9828.00
                                                                          10439.00                           10227.00
                                                                          10592.00                           10118.00
                                                                           8773.00                            8655.00
                                                                           9185.00                            9210.00
                                                                          10084.00                            9959.00
                                                                          10647.00                           10562.00
12/98                                                                     11861.00                           11171.00
                                                                          12972.00                           11638.00
                                                                          12448.00                           11276.00
                                                                          13036.00                           11727.00
                                                                          12900.00                           12181.00
                                                                          12470.00                           11894.00
                                                                          13572.00                           12554.00
                                                                          13207.00                           12162.00
                                                                          13046.00                           12102.00
                                                                          12853.00                           11770.00
                                                                          13798.00                           12514.00
                                                                          14100.00                           12769.00
12/99                                                                     15090.00                           13521.00
                                                                          14349.00                           12842.00
                                                                          14210.00                           12599.00
                                                                          15981.00                           13830.00
                                                                          15473.00                           13414.00
                                                                          14903.00                           13139.00
                                                                          15355.00                           13463.00
                                                                          15248.00                           13253.00
                                                                          16022.00                           14075.00
                                                                          14392.00                           13333.00
                                                                          14033.00                           13276.00
                                                                          12480.00                           12230.00
12/00                                                                     12382.00                           12290.00
                                                                          13413.00                           12726.00
                                                                          11352.00                           11566.00
                                                                          10459.00                           10834.00
                                                                          11687.00                           11675.00
                                                                          11645.00                           11753.00
                                                                          11048.00                           11467.00
                                                                          10800.00                           11354.00
                                                                           9877.00                           10644.00
                                                                           9048.00                            9785.00
                                                                           9466.00                            9972.00
                                                                          10417.00                           10737.00
12/01                                                                     10538.00                           10831.00
                                                                           9995.00                           10673.00
                                                                           9523.00                           10467.00
                                                                           9946.00                           10861.00
                                                                           9139.00                           10203.00
                                                                           8956.00                           10128.00
                                                                           8298.00                            9407.00
                                                                           7703.00                            8674.00
                                                                           7860.00                            8730.00
                                                                           7089.00                            7782.00
                                                                           7685.00                            8466.00
                                                                           7884.00                            8964.00
12/02                                                                      7267.00                            8438.00
                                                                           7020.00                            8218.00
                                                                           6905.00                            8095.00
                                                                           7148.00                            8173.00
                                                                           7810.00                            8846.00
                                                                           8049.00                            9311.00
                                                                           8020.00                            9430.00
                                                                           8308.00                            9597.00
                                                                           8442.00                            9783.00
                                                                           8273.00                            9680.00
                                                                           8742.00                           10227.00
                                                                           8710.00                           10317.00
12/03                                                                      8969.00                           10857.00
                                                                           9210.00                           11056.00
                                                                           9432.00                           11210.00
                                                                           9377.00                           11041.00
                                                                           9161.00                           10868.00
                                                                           9308.00                           11017.00
                                                                           9415.00                           11231.00
                                                                           9124.00                           10859.00
                                                                           9080.00                           10903.00
                                                                           9241.00                           11021.00
                                                                           9348.00                           11189.00
                                                                           9702.00                           11642.00
12/04                                                                     10004.00                           12038.00

    --- LARGECAP GROWTH IA         --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $10,004 ending value           $12,038 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 12/31/04)

                                        SINCE
                    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------
LargeCap Growth IA  11.54%   -7.89%     0.01%
----------------------------------------------------
S&P 500 Index       10.87%   -2.30%     2.82%*
----------------------------------------------------

 * Return is from 4/30/98.
(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

LOUIS A. HOLLAND
Managing Partner & Chief Investment Officer

MONICA L. WALKER
Partner & Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford LargeCap Growth HLS Fund, Class IA returned 11.54% for the year ended December 31, 2004. The Fund outperformed both the Lipper Large Cap Growth VA-UF Average, which returned 8.04%, and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Throughout 2004, energy, utilities, and telecom were the best performing market sectors while healthcare and information technology were the worst. For calendar year 2004, stock selection was the primary driver of the fund's outperformance versus the S&P 500 Index. Favorable stock selection was achieved across several groups, particularly information technology and financial services, although this was partially offset by unfavorable performance in healthcare and industrials. Within information technology, Symantec Corp. (software & services) and Adobe Systems, Inc. (software & services) were significant contributors to fund performance. However, the favorable stock selection within information technology was offset somewhat by an overweight in this sector versus the S&P 500 benchmark. Countrywide Financial Corp. (banks) and Doral Financial Corp. (banks), the strongest performers among the fund's financial services holdings, both made significant contributions to fund performance. Unfavorable stock selection within healthcare was due to weakness in Cardinal Health, Inc. (consumer non-durables) (which was sold), generic drug maker Watson Pharmaceuticals, Inc. (drugs), and Pfizer, Inc. (drugs) one of the fund's largest holdings.

Notably, we avoided the speculative lower quality stocks that performed poorly during most of 2004, after their great performance in 2003. Our high quality, growth-at-reasonable-price discipline provided solid performance for the year.

WHAT IS YOUR OUTLOOK AND STRATEGY?

With the strong double-digit gains during 2003, stocks have now charted two back-to-back years of positive returns for the first time since 1999. After the presidential election, decent 3rd quarter earnings and an easing in oil prices, much of the uncertainty that had kept the market range-bound for most of the year disappeared resulting in a 4th quarter rally that gave stocks their strongest quarterly performance during 2004. Most of the major U.S. stock market indexes were up +10% or better with smaller stocks far exceeding that return. Stocks have remained strong over the past several years because of an environment characterized by low interest rates, tame inflation, good corporate profits and earnings, and moderate economic growth supported by continued consumer spending. However, we believe that a number of factors are of concern as we move forward into 2005 -- a slowdown in corporate earnings, continued weakness in the dollar, huge budget and trade deficits, and an environment of rising interest rates.

We believe that the U.S. economy will continue to experience economic growth of 3-5% in the foreseeable future due to several factors including an aging population and historically high levels of debt; the federal budget deficit is over $400 billion and total credit market debt is over 300% of gross domestic product. If the U.S. consumer opts not to consume -- due to debt pay down, age, high energy prices, rising interest rates, or a lackluster job market -- the economy is likely to have slower economic growth. Companies in turn will generate slower earnings growth, driving lower rates of return for both stocks and bonds.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

We believe that stocks will return to their historical norm of +6-8% real compounded annual rates of return, much less than the approximately +15% real rates that investors received during the 90's. At the same time, we continue to be concerned about the real possibility of rising inflation comparable to that which was experienced from 1966-1981, a period in which we had negative real rates of returns for both stocks and bonds. However, barring signs of significant or rapidly increasing inflationary pressures we would expect interest rates to rise at a measured pace.

Our investment philosophy is grounded in bottom-up fundamental research. So therefore, despite any top-down views, we believe that our conservative investment philosophy of purchasing high quality, reasonably priced, mid-to-large capitalization growth companies with a leadership position in their industries, strong managements, and strong competitive positioning, will produce superior results for long-term investors over a complete market cycle.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       9.9%
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Communications                                              2.1
-------------------------------------------------------------------
Computers & Office Equipment                                5.3
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Services                                           2.4
-------------------------------------------------------------------
Drugs                                                       8.9
-------------------------------------------------------------------
Electrical Equipment                                        0.9
-------------------------------------------------------------------
Electronics                                                 8.2
-------------------------------------------------------------------
Energy & Services                                           9.8
-------------------------------------------------------------------
Financial Services                                          1.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.3
-------------------------------------------------------------------
Health Services                                             0.9
-------------------------------------------------------------------
Insurance                                                   6.1
-------------------------------------------------------------------
Investment Companies                                        1.7
-------------------------------------------------------------------
Media & Entertainment                                       5.7
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.8
-------------------------------------------------------------------
Retail                                                      6.3
-------------------------------------------------------------------
Software & Services                                        15.9
-------------------------------------------------------------------
Transportation                                              2.5
-------------------------------------------------------------------
U.S. Government Agencies                                    2.4
-------------------------------------------------------------------
Utilities                                                   1.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT       DURING PERIOD**
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,057.67           $4.97
Hypothetical @          $1,000.00    $1,020.31           $4.87
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.96% for class
   IA, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap Stock HLS Fund

(subadvised by Northern Capital Management LLC)
PERFORMANCE OVERVIEW 5/1/98 - 12/31/04
Growth of a $10,000 investment

(LINE GRAPH)

                                                                      MIDCAP STOCK IA                  S&P MIDCAP 400 INDEX
                                                                      ---------------                  --------------------
5/1/98                                                                     10000                              10000
                                                                            9541                               9550
                                                                            9490                               9611
                                                                            9144                               9238
                                                                            7428                               7519
                                                                            7916                               8220
                                                                            8298                               8955
                                                                            8779                               9402
12/98                                                                       9711                              10537
                                                                            9426                              10128
                                                                            8904                               9597
                                                                            9091                               9866
                                                                            9510                              10643
                                                                            9531                              10690
                                                                           10111                              11261
                                                                            9902                              11022
                                                                            9703                              10645
                                                                            9390                              10316
                                                                            9796                              10842
                                                                           10140                              11411
12/99                                                                      10776                              12089
                                                                           10322                              11748
                                                                           11146                              12571
                                                                           11915                              13623
                                                                           11515                              13147
                                                                           11299                              12983
                                                                           11542                              13174
                                                                           11563                              13382
                                                                           12725                              14877
                                                                           12375                              14776
                                                                           11994                              14275
                                                                           10767                              13197
12/00                                                                      11715                              14207
                                                                           11824                              14523
                                                                           10988                              13694
                                                                           10303                              12677
                                                                           11525                              14075
                                                                           11688                              14403
                                                                           11473                              14345
                                                                           11276                              14132
                                                                           10926                              13669
                                                                            9621                              11969
                                                                           10076                              12498
                                                                           10726                              13428
12/01                                                                      11227                              14121
                                                                           11192                              14046
                                                                           11266                              14064
                                                                           11966                              15068
                                                                           12033                              15002
                                                                           11861                              14751
                                                                           11097                              13672
                                                                           10030                              12346
                                                                           10104                              12408
                                                                            9380                              11408
                                                                            9677                              11902
                                                                           10009                              12591
12/02                                                                       9761                              12074
                                                                            9543                              11721
                                                                            9304                              11442
                                                                            9432                              11539
                                                                           10079                              12377
                                                                           10829                              13402
                                                                           10861                              13573
                                                                           11213                              14055
                                                                           11592                              14692
                                                                           11426                              14467
                                                                           12284                              15561
                                                                           12721                              16103
12/03                                                                      12791                              16375
                                                                           13002                              16730
                                                                           13199                              17132
                                                                           13210                              17205
                                                                           12682                              16640
                                                                           12936                              16985
                                                                           13225                              17372
                                                                           12668                              16561
                                                                           12555                              16518
                                                                           13102                              17007
                                                                           13303                              17279
                                                                           13838                              18308
12/04                                                                      14433                              19074

    --- MIDCAP STOCK IA            --- S&P MIDCAP 400 INDEX
        $10,000 starting value         $10,000 starting value
        $14,433 ending value           $19,074 ending value

S&P MIDCAP 400 INDEX is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the madcap U.S. equity market. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 12/31/04)

                                          SINCE
                      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------
MidCap Stock IA       12.83%   6.02%      5.65%
------------------------------------------------------
S&P MidCap 400 Index  16.48%   9.55%     10.16%
------------------------------------------------------

   Return is from 4/30/98.
(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

THE DREYFUS CORPORATION
(Portfolio Manager 1/1/2004 - 9/30/2004)  NORTHERN CAPITAL MANAGEMENT, LLC
                                          (Portfolio Manager 10/1/2004 - 12/31/2004)
JOHN R. O'TOOLE, CFA                      DANIEL T. MURPHY, CFA                       BRIAN A. HELLMER, CFA
Vice President                            President and Chief Investment Officer      Senior Vice President and Director of Research

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford MidCap Stock HLS Fund returned 12.83% for the year ended December 31, 2004. The Fund underperformed both the Lipper Mid Cap Core VA-UF Average, which returned 16.51% and the S&P MidCap 400 Index, which returned 16.48% over the same period.

WHY DID THE FUND PERFORM THIS WAY? (THE DREYFUS CORPORATION)

For the nine months ending September 30, 2004, the Fund had a return of 2.43% versus a benchmark return of 3.86%. The primary cause of this underperformance relative to the benchmark -- the S&P MidCap 400 Index -- was disappointing stock selection, especially within the health care sector. The Fund benefited from our modest tilt toward more value type issues during the period under review.

Within the health care sector, we had disappointing results from our selections within the generic pharmaceutical industry. Issues such as Par Pharmaceutical Co. (drugs) and Mylan Laboratories, Inc. (drugs) did not meet our expectations based upon an unexpectedly competitive environment within this industry. Within the biotechnology sector, the Fund was also negatively impacted by not owning Sepracor, Inc. (drugs), which is a benchmark name that more than doubled in price during the period under review. This firm had some product announcements that were well received by investors, but nonetheless did not look attractive from a valuation standpoint within the context of our quantitative model. The Fund was also negatively impacted by technology-based holdings such as Amkor Technology, Inc. (electronics) and Cypress Semiconductor Corp. (electronics), both of which provided disappointing results. On a more positive note, our stock selection among energy related firms had a positive impact upon relative performance. Issues such as Questar Corp. (energy & services), Energen Corp. (energy & services), Valero Energy Corp. (energy & service), and Sunoco, Inc. (energy & services) all benefited from strong pricing and demand for energy and fuel-related products. New Century Financial Corp. (financial services), which provides mortgage-lending services, also had a positive impact upon the Fund's performance.

(NORTHERN CAPITAL MANAGEMENT LLC)

After a disappointing first three quarters the equity markets finally responded to what we viewed as a fairly positive economic backdrop and posted solid gains during the fourth quarter. Earlier in the year stocks were flat as we believe investors were overly concerned about the possible negative impact of higher oil prices, inflation and interest rates on corporate earnings. The Fund was up 10.16% during the 4th quarter versus a 12.16% gain in the S&P MidCap 400 Index. Excluding expenses, the Fund

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

underperformed by approximately 3%. Of that amount, 1% was related to the transition of the old portfolio into our holdings and 2% to poor stock selection during the quarter -- primarily in the technology sector.
Within technology, our underperformance did not result from any big losers but rather, three of our larger holdings Akamai Technologies, Inc. (business services), Microchip Technology, Inc. (electronics) and Intuit, Inc. (software & services) were flat during the quarter while the market rallied. In addition, we were negatively impacted by the strong performance of some stocks that we did not own. For example, Apple Computer, Inc. (computers & office equipment) a company whose market capitalization is $25 billion, was up 65% resulting in a negative relative impact of 30 basis points. Other companies that we did not own that were up 40-70% include Autodesk, Inc. (software & services), Network Appliances, Inc. (communications) and VeriSign, Inc. (software & services). We are not overly concerned about the issues that resulted in the underperformance as we see them as being very short-term.

WHAT IS YOUR OUTLOOK AND STRATEGY?

One of the most surprising events of 2004 was the continued underperformance of growth stocks versus value stocks. With the exception of a brief rally in 2003 that was driven by a select group of high-beta technology companies, mid-cap growth stocks have underperformed value for almost five years since the market peak in March 2000. The current market trend of chasing the more economically sensitive short-term earnings stories appears short-sighted. We are confident that there will be a style shift in the near future favoring growth stocks.

That belief is supported by our internal valuation models which show the more traditional growth oriented industries as significantly more compelling than the overall market. We are committed to the strategy that was used during 2004 and remain over-weighted to healthcare, technology and media and underweighted to consumer discretionary, materials, and industrials.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           3.8%
-------------------------------------------------------------------
Banks                                                       2.0
-------------------------------------------------------------------
Business Services                                           2.0
-------------------------------------------------------------------
Communications                                              6.0
-------------------------------------------------------------------
Computers & Office Equipment                                7.6
-------------------------------------------------------------------
Consumer Non-Durables                                       3.5
-------------------------------------------------------------------
Consumer Services                                           3.9
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Drugs                                                       8.1%
-------------------------------------------------------------------
Electrical Equipment                                        4.5
-------------------------------------------------------------------
Electronics                                                 8.2
-------------------------------------------------------------------
Energy & Services                                           2.3
-------------------------------------------------------------------
Financial Services                                          2.4
-------------------------------------------------------------------
Health Services                                             1.6
-------------------------------------------------------------------
Insurance                                                   3.1
-------------------------------------------------------------------
Investment Companies                                        0.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.4
-------------------------------------------------------------------
Machinery                                                   7.8
-------------------------------------------------------------------
Media & Entertainment                                       4.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.6
-------------------------------------------------------------------
Research & Testing Facilities                               1.4
-------------------------------------------------------------------
Retail                                                      7.5
-------------------------------------------------------------------
Software & Services                                        12.0
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
Utilities                                                   1.9
-------------------------------------------------------------------
Other Assets and Liabilities                               (2.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                          BEGINNING      ENDING        EXPENSES PAID
                           ACCOUNT      ACCOUNT      DURING PERIOD **
                            VALUE        VALUE         JULY 1, 2004
                           JULY 1,    DECEMBER 31,        THROUGH
                            2004          2004       DECEMBER 31, 2004
----------------------------------------------------------------------
CLASS IA
Actual                    $1,000.00    $1,086.67           $4.93
Hypothetical @            $1,000.00    $1,020.41           $4.77
----------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.94% for class
   IA, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Growth HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                     SMALLCAP GROWTH IA             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
12/31/94                                                                   10000                              10000
                                                                            9915                               9797
                                                                           10329                              10249
                                                                           10390                              10548
                                                                           10626                              10707
                                                                           10628                              10847
                                                                           11570                              11595
                                                                           12623                              12499
                                                                           12685                              12653
                                                                           13193                              12913
                                                                           12788                              12278
                                                                           13133                              12820
12/95                                                                      12988                              13104
                                                                           12827                              12996
                                                                           13558                              13588
                                                                           13950                              13857
                                                                           15157                              14921
                                                                           15883                              15686
                                                                           15005                              14667
                                                                           13648                              12876
                                                                           14656                              13830
                                                                           15697                              14542
                                                                           14512                              13914
                                                                           14493                              14301
12/96                                                                      13981                              14580
                                                                           13827                              14944
                                                                           12264                              14042
                                                                           11305                              13051
                                                                           10977                              12900
                                                                           12832                              14839
                                                                           13209                              15342
                                                                           13933                              16128
                                                                           13608                              16612
                                                                           14512                              17938
                                                                           13879                              16860
                                                                           13850                              16458
12/97                                                                      14181                              16468
                                                                           13901                              16248
                                                                           15406                              17682
                                                                           16397                              18424
                                                                           16356                              18537
                                                                           15510                              17190
                                                                           16119                              17366
                                                                           14931                              15916
                                                                           11854                              12242
                                                                           12597                              13483
                                                                           13466                              14186
                                                                           15128                              15287
12/98                                                                      17183                              16670
                                                                           18431                              17420
                                                                           16125                              15826
                                                                           17359                              16390
                                                                           18011                              17837
                                                                           18179                              17866
                                                                           20586                              18807
                                                                           20964                              18225
                                                                           21437                              17544
                                                                           22371                              17882
                                                                           25568                              18340
                                                                           28644                              20279
12/99                                                                      35955                              23854
                                                                           36507                              23632
                                                                           50501                              29130
                                                                           45578                              26068
                                                                           38162                              23436
                                                                           32734                              21384
                                                                           40283                              24146
                                                                           37316                              22077
                                                                           44669                              24399
                                                                           42140                              23187
                                                                           38321                              21305
                                                                           27591                              17436
12/00                                                                      30533                              18503
                                                                           31012                              20001
                                                                           25419                              17259
                                                                           22864                              15690
                                                                           25087                              17611
                                                                           25086                              18019
                                                                           26046                              18510
                                                                           24176                              16931
                                                                           22610                              15874
                                                                           18448                              13313
                                                                           20318                              14593
                                                                           22601                              15811
12/01                                                                      24373                              16796
                                                                           23598                              16198
                                                                           22297                              15150
                                                                           24602                              16467
                                                                           23569                              16110
                                                                           21920                              15168
                                                                           19882                              13882
                                                                           17193                              11748
                                                                           17149                              11743
                                                                           15732                              10895
                                                                           16963                              11446
                                                                           18815                              12580
12/02                                                                      17345                              11712
                                                                           16783                              11394
                                                                           16035                              11090
                                                                           16243                              11257
                                                                           17747                              12323
                                                                           19828                              13711
                                                                           20346                              13976
                                                                           21733                              15032
                                                                           23235                              15840
                                                                           23255                              15439
                                                                           25016                              16773
                                                                           25657                              17319
12/03                                                                      26028                              17397
                                                                           27588                              18311
                                                                           27549                              18282
                                                                           27337                              18368
                                                                           26132                              17446
                                                                           26423                              17793
                                                                           27309                              18385
                                                                           25120                              16735
                                                                           24770                              16374
                                                                           26119                              17280
                                                                           26958                              17700
                                                                           28822                              19196
12/04                                                                      30044                              19886

    --- SMALLCAP GROWTH FUND    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value      $10,000 starting value
        $30,044 ending value        $19,886 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                           1 YEAR   5 YEAR   10 YEAR
---------------------------------------------------------
SmallCap Growth IA         15.43%   -3.53%   11.63%
---------------------------------------------------------
SmallCap Growth IB(2)      15.14%   -3.76%   11.35%
---------------------------------------------------------
Russell 2000 Growth Index  14.31%   -3.57%    7.12%
---------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President
JAMES RULLO, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Growth HLS Fund, Class IA returned 15.43% for the year ended December 31, 2004. The Fund outperformed both the Lipper Small Cap Growth VA-UF Average, which returned 11.63% and the Russell 2000 Growth Index, which returned 14.31% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. economy continued to demonstrate underlying strength throughout the twelve-month period, with an encouraging turn in employment and increased merger activity. Although higher energy prices, inflation, the geopolitical environment and a Federal Reserve telegraphing higher policy rates weighed on investors, indexes moved higher during the twelve-month period. Small cap stocks continued to lead large cap stocks, as the Russell 2000 Index gained 18.3% compared to the Russell 1000 Index gain of 11.4%. Value stocks, as measured by the Russell 2000 Value Index advanced 22.3% during the period, outperforming the of 14.3% rise in the Russell 2000 Growth Index. Within the Russell 2000 Growth Index, Energy, Materials and Industrials sectors appreciated the most. Utilities and Health Care were relatively weak, while Information Technology was the only sector to decline.

Stock selection, primarily within the Information Technology, Industrials and Materials sectors, drove the Fund's out performance relative to the benchmark. Leading contributors to absolute performance during the twelve-month period were Standard-Pacific Corp. (construction), WebEx Communications, Inc. (software & services), and Hyperion Solutions Corp. (software & services). Standard-Pacific Corp., one of the nation's largest homebuilders, benefited from an increase in new home orders within some of the strongest housing markets in the country.

Stock selection within Telecommunication Services and Energy were two areas of weakness relative to the benchmark during the twelve month period. On an absolute basis, the decline of Primus Telecommunications, Inc. (communications), ESS Technology, Inc. (electronics) and Ciphergen Biosystems, Inc. (research & testing facilities) were the leading detractors from performance. The share price of Primus Telecommunications, Inc., a global provider telecommunication services, declined when revenue and profitability growth fell short of expectations. The stock was eliminated from the Fund as of the end of the period. We continued to hold Ciphergen Biosystems, Inc. as of the end of the period, while eliminating our position ESS Technology, Inc.

While the Fund's sector allocations remain within a tight range relative to the Russell 2000 Growth Index, the Fund's positioning detracted from benchmark-relative returns at the margin. Specifically, a modest overweight in the worst performing sector, Information Technology, and a modest underweight in two of the best performing sectors, Energy and Industrials, detracted from relative performance.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

As 2005 begins, we forecast a moderation in global economic activity, albeit back to levels close to the long-term average world GDP growth. We anticipate a period of slower growth in the U.S. as consumption, investment, and exports show signs of deceleration from the world GDP growth highs attained in 2004. Although consumption spending was previously enhanced in the post-bubble period by tax cuts and cash-outs from mortgage refinancing, future consumer expenditures will be determined by employment gains, which are forecast to improve steadily. We remain focused on leveraging our research resources to build a diversified Fund that emphasizes stock selection.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.3%
-------------------------------------------------------------------
Apparel & Textile                                           3.2
-------------------------------------------------------------------
Banks                                                       4.7
-------------------------------------------------------------------
Business Services                                           6.8
-------------------------------------------------------------------
Chemicals                                                   0.3
-------------------------------------------------------------------
Communications                                              6.6
-------------------------------------------------------------------
Computers & Office Equipment                                1.3
-------------------------------------------------------------------
Construction                                                2.3
-------------------------------------------------------------------
Consumer Durables                                           1.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.4
-------------------------------------------------------------------
Consumer Services                                           0.3
-------------------------------------------------------------------
Drugs                                                       6.1
-------------------------------------------------------------------
Education                                                   0.7
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 6.3
-------------------------------------------------------------------
Energy & Services                                           3.3
-------------------------------------------------------------------
Exchange Traded Funds                                       1.0
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Forest & Paper Products                                     1.4
-------------------------------------------------------------------
Health Services                                             1.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   3.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.6
-------------------------------------------------------------------
Machinery                                                   2.9
-------------------------------------------------------------------
Media & Entertainment                                       1.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Repurchase Agreements                                       2.4
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                8.0
-------------------------------------------------------------------
Research & Testing Facilities                               4.8
-------------------------------------------------------------------
Retail                                                      4.2
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.0%
-------------------------------------------------------------------
Software & Services                                        16.8
-------------------------------------------------------------------
Transportation                                              5.0
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.2
-------------------------------------------------------------------
Utilities                                                   0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (12.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,096.93           $3.32
Hypothetical @          $1,000.00    $1,021.97           $3.20
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,094.38           $4.63
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.63% and 0.88% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Value HLS Fund

(subadvised by Perkins, Wolf, McDonnell & Company, LLC)
PERFORMANCE OVERVIEW 5/1/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                    SMALLCAP VALUE IA           SMALLCAP VALUE IB       RUSSELLL 2000 VALUE INDEX
                                                    -----------------           -----------------       -------------------------
5/1/98                                                    10000                       10000                       10000
                                                           9579                        9577                        9646
                                                           9640                        9636                        9591
                                                           9231                        9225                        8840
                                                           7641                        7635                        7456
                                                           8136                        8127                        7877
                                                           9042                        9031                        8111
                                                           9179                        9166                        8330
12/98                                                      9452                        9436                        8591
                                                           9451                        9433                        8396
                                                           8755                        8737                        7823
                                                           8851                        8830                        7759
                                                          10051                       10026                        8467
                                                          10481                       10453                        8727
                                                          10993                       10961                        9043
                                                          10735                       10702                        8829
                                                          10351                       10317                        8506
                                                          10298                       10261                        8336
                                                          10172                       10134                        8169
                                                          10497                       10456                        8211
12/99                                                     10901                       10856                        8464
                                                          10464                       10418                        8242
                                                          10391                       10343                        8746
                                                          11268                       11215                        8787
                                                          11273                       11217                        8839
                                                          11640                       11580                        8704
                                                          11271                       11210                        8959
                                                          11687                       11622                        9257
                                                          12659                       12585                        9671
                                                          12472                       12397                        9616
                                                          12663                       12584                        9582
                                                          12448                       12368                        9387
12/00                                                     13844                       13752                       10395
                                                          14669                       14568                       10682
                                                          14436                       14334                       10668
                                                          14125                       14022                       10497
                                                          15107                       14994                       10982
                                                          15506                       15387                       11265
                                                          16109                       15982                       11718
                                                          15838                       15710                       11455
                                                          15572                       15443                       11416
                                                          13412                       13297                       10155
                                                          14384                       14258                       10421
                                                          15633                       15493                       11169
12/01                                                     16753                       16600                       11853
                                                          16975                       16816                       12011
                                                          16888                       16726                       12084
                                                          18013                       17838                       12989
                                                          18229                       18047                       13446
                                                          17426                       17249                       13001
                                                          17032                       16856                       12713
                                                          14634                       14479                       10824
                                                          14629                       14471                       10777
                                                          13061                       12918                       10007
                                                          13409                       13259                       10157
                                                          14787                       14618                       10968
12/02                                                     14212                       14047                       10500
                                                          13853                       13689                       10204
                                                          13535                       13373                        9861
                                                          13618                       13452                        9966
                                                          14598                       14417                       10913
                                                          15862                       15662                       12027
                                                          15979                       15774                       12231
                                                          16785                       16566                       12841
                                                          17643                       17406                       13329
                                                          17167                       16932                       13176
                                                          18154                       17899                       14250
                                                          18772                       18504                       14797
12/03                                                     19677                       19391                       15332
                                                          20076                       19779                       15862
                                                          20382                       20076                       16169
                                                          20641                       20348                       16393
                                                          19965                       19678                       15545
                                                          20100                       19814                       15732
                                                          20907                       20605                       16531
                                                          20071                       19810                       15771
                                                          20261                       19995                       15926
                                                          20792                       20515                       16556
                                                          21057                       20770                       16813
                                                          22146                       21842                       18305
12/04                                                     22429                       22117                       18742

    --- SMALLCAP VALUE IA          --- SMALLCAP VALUE IB          -- RUSSELL 2000 VALUE INDEX
        $10,000 starting value         $10,000 starting value         $10,000 starting value
        $22,429 ending value           $22,117 ending value           $18,742 ending value

RUSSELL 2000 VALUE INDEX is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                              SINCE
                          1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
SmallCap Value IA         13.98%   15.52%    12.87%
----------------------------------------------------------
SmallCap Value IB(3)      14.06%   15.30%    12.63%
----------------------------------------------------------
Russell 2000 Value Index  22.25%   17.23%    9.87%*
----------------------------------------------------------

 * Return is from 4/30/98.
(1) Growth of a $10,000 investment in Class IB share will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on July 1, 2003. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

ROBERT H. PERKINS
President and Chief Investment Officer

THOMAS M. PERKINS
Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Value HLS Fund, Class IA returned 13.98% for the year ended December 31, 2004. The fund underperformed both the Lipper SmallCap Value VA-UF Average, which returned 20.61%, and the Russell 2000 Value Index, which returned 22.25% over the same period.

The Fund's lagging performance was due primarily to the poor performance of select consumer stocks. However, a large weighting in the strong-performing energy sector compared to the Russell 2000 Value Index helped the Fund's relative performance, as did an underweight position in the weak-performing telecommunications sector.

INVESTMENT STRATEGY

During the period, we positioned the Fund to take advantage of an economic environment characterized by rising interest rates and energy prices. As mentioned above, we continued to overweight energy stocks, while, at the same time, de-emphasizing consumer discretionary stocks. Our cash levels remained relatively high throughout the year due to our reluctance to take on an inordinate degree of risk to boost short-term results.

STOCKS THAT DETRACTED FROM PERFORMANCE

The Fund's biggest detractor for the year was Superior Industries International (transportation). During the period, the auto parts manufacturer reported disappointing financial results. Furniture manufacturer La-Z-Boy (retail) also hurt the Fund's performance, as the company suffered from declining sales activity in the hospitality sector as well as import pressures. Pinnacle Systems, Inc. (consumer non-durables), a supplier of digital video products was another weak performer, losing ground as a result of a decline in earnings. The Fund still owns Superior Industries International and Pinnacle Systems, Inc. as we believe they still have the solid financials to weather their temporary problems, however, La-Z-Boy was liquidated from the portfolio.

STOCKS THAT CONTRIBUTED TO PERFORMANCE

Top contributors to the Fund's results included Tom Brown, Inc. (energy & services), an oil and natural gas exploration and production company. Tom Brown, Inc.'s acquisition by Canadian-based EnCana Corp. (energy & services) proved very positive for the stock, helping Tom Brown, Inc.'s shares to gain more than 48% during the year. Cytyc Corp. (medical instruments & supplies), a medical device company focusing on women's health, was another outstanding performer, appreciating over 75% in the period as sales of its core product strengthened and its product breadth improved due to an accretive acquisition. We sold our position in Cytyc Corp. on our belief that the stock had become fully valued.

INVESTMENT STRATEGY AND OUTLOOK

We do not see great appreciation potential for the broad averages over the next few years. Valuations are currently at the high end of their historical range and given the combination of decelerating corporate profits, interest rates that are likely to rise, growing international financial imbalances and continuing geopolitical

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

uncertainty, there appears to be limited upside and the risk for price declines. Similarly, at the stock-specific level, we continue to find an inadequate number of attractive risk/reward situations available to replace holdings that have reached our price targets. As a result, we have allowed our cash reserves to continue to build, while patiently awaiting the return of opportunities that meet our stringent investment criteria.

We retain a high degree of conviction in our investment process and philosophy and are confident that our patience will be rewarded as it has been in the past. Just as we seek out companies that have high insider ownership and are buying back their own stock, we feel it is important for our investment personnel to adopt a similar approach with respect to the Funds. All of our portfolio managers and analysts invest in our funds and are encouraged to make regular purchases. You can rest assured that, as fellow investors, our interests are in line with your own as we navigate through this difficult market environment. While we might not benefit from short-term market momentum, we are confident that our long-term focus will provide above-average returns relative to our benchmarks.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           2.5%
-------------------------------------------------------------------
Banks                                                       8.1
-------------------------------------------------------------------
Business Services                                           2.3
-------------------------------------------------------------------
Chemicals                                                   2.7
-------------------------------------------------------------------
Communications                                              2.5
-------------------------------------------------------------------
Construction                                                1.8
-------------------------------------------------------------------
Consumer Durables                                           0.8
-------------------------------------------------------------------
Consumer Non-Durables                                       3.1
-------------------------------------------------------------------
Corporate Note                                             18.6
-------------------------------------------------------------------
Drugs                                                       1.7
-------------------------------------------------------------------
Education                                                   0.3
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 3.5
-------------------------------------------------------------------
Energy & Services                                           7.1
-------------------------------------------------------------------
Financial Services                                          1.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.3
-------------------------------------------------------------------
Forest & Paper Products                                     0.4
-------------------------------------------------------------------
Health Services                                             4.1
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Machinery                                                   2.1
-------------------------------------------------------------------
Media & Entertainment                                       1.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.4
-------------------------------------------------------------------
Real Estate Investment Trust                               11.1
-------------------------------------------------------------------
Retail                                                      4.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.7
-------------------------------------------------------------------
Software & Services                                         3.2
-------------------------------------------------------------------
Transportation                                              9.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (0.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                          BEGINNING      ENDING        EXPENSES PAID
                           ACCOUNT      ACCOUNT      DURING PERIOD **
                            VALUE        VALUE         JULY 1, 2004
                           JULY 1,    DECEMBER 31,        THROUGH
                            2004          2004       DECEMBER 31, 2004
----------------------------------------------------------------------
CLASS IA
Actual                    $1,000.00    $1,068.12           $4.83
Hypothetical @            $1,000.00    $1,020.46           $4.72
----------------------------------------------------------------------
CLASS IB
Actual                    $1,000.00    $1,067.37           $6.13
Hypothetical @            $1,000.00    $1,019.20           $5.99
----------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.93% and 1.18% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          STOCK IA                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                   10000                              10000
                                                                           10160                              10259
                                                                           10626                              10659
                                                                           10950                              10973
                                                                           11155                              11295
                                                                           11534                              11746
                                                                           11827                              12019
                                                                           12223                              12417
                                                                           12268                              12446
                                                                           12814                              12972
                                                                           12569                              12924
                                                                           13244                              13492
12/95                                                                      13410                              13753
                                                                           13815                              14220
                                                                           14045                              14352
                                                                           14223                              14490
                                                                           14457                              14703
                                                                           14881                              15081
                                                                           14996                              15138
                                                                           14487                              14469
                                                                           14697                              14775
                                                                           15514                              15605
                                                                           15846                              16036
                                                                           17075                              17246
12/96                                                                      16677                              16905
                                                                           17726                              17960
                                                                           17814                              18102
                                                                           17204                              17359
                                                                           18202                              18394
                                                                           19295                              19512
                                                                           20356                              20387
                                                                           21833                              22007
                                                                           20446                              20775
                                                                           21526                              21911
                                                                           20824                              21179
                                                                           21728                              22160
12/97                                                                      21910                              22541
                                                                           22183                              22789
                                                                           23866                              24432
                                                                           25202                              25683
                                                                           25762                              25943
                                                                           25321                              25496
                                                                           26589                              26532
                                                                           26841                              26250
                                                                           22912                              22454
                                                                           23936                              23894
                                                                           26094                              25835
                                                                           27702                              27401
12/98                                                                      29244                              28980
                                                                           30141                              30191
                                                                           29465                              29253
                                                                           30798                              30423
                                                                           32077                              31601
                                                                           31078                              30856
                                                                           33062                              32569
                                                                           32118                              31552
                                                                           31728                              31395
                                                                           30928                              30534
                                                                           32614                              32465
                                                                           33083                              33125
12/99                                                                      35029                              35076
                                                                           33131                              33314
                                                                           32604                              32684
                                                                           35973                              35880
                                                                           34907                              34800
                                                                           34278                              34086
                                                                           34690                              34927
                                                                           34013                              34381
                                                                           35693                              36515
                                                                           34096                              34588
                                                                           34291                              34441
                                                                           32217                              31728
12/00                                                                      32562                              31884
                                                                           33432                              33014
                                                                           31090                              30006
                                                                           28962                              28106
                                                                           31094                              30287
                                                                           31353                              30490
                                                                           30008                              29749
                                                                           29665                              29456
                                                                           27614                              27614
                                                                           25691                              25385
                                                                           26316                              25870
                                                                           28370                              27854
12/01                                                                      28579                              28099
                                                                           27876                              27689
                                                                           27478                              27155
                                                                           28477                              28176
                                                                           26028                              26469
                                                                           25658                              26275
                                                                           23847                              24404
                                                                           22369                              22503
                                                                           22183                              22649
                                                                           19721                              20189
                                                                           21511                              21964
                                                                           23134                              23256
12/02                                                                      21649                              21890
                                                                           21084                              21319
                                                                           20668                              20999
                                                                           20754                              21203
                                                                           22344                              22948
                                                                           23441                              24155
                                                                           23791                              24464
                                                                           24391                              24896
                                                                           24712                              25380
                                                                           24315                              25111
                                                                           25604                              26530
                                                                           25843                              26763
12/03                                                                      27381                              28166
                                                                           27525                              28683
                                                                           27732                              29081
                                                                           27253                              28643
                                                                           26895                              28194
                                                                           27250                              28580
                                                                           27850                              29135
                                                                           26855                              28171
                                                                           26877                              28284
                                                                           26790                              28591
                                                                           26754                              29027
                                                                           27609                              30201
12/04                                                                      28522                              31229

    --- STOCK FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $28,522 ending value           $31,229 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Stock IA        4.17%   -4.03%   11.05%
---------------------------------------------
Stock IB(3)     3.91%   -4.23%   10.80%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IA returned 4.17% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. The Fund underperformed for the year due to poor relative stock selection and overweights in some of the weaker sectors.

During the year, the best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock. On the positive side, Bank of America Corp. (banks) benefited from credit gains and realized synergies from the Fleet acquisition.

Finally, large capitalization stocks continued to underperform small and mid capitalization stocks which also hurt relative performance during the year.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We believe that in 2005 the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.7%
-------------------------------------------------------------------
Business Services                                           1.3
-------------------------------------------------------------------
Chemicals                                                   1.7
-------------------------------------------------------------------
Communications                                              1.1
-------------------------------------------------------------------
Computers & Office Equipment                                4.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.5
-------------------------------------------------------------------
Drugs                                                      11.6
-------------------------------------------------------------------
Electronics                                                 8.4
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          1.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    6.3
-------------------------------------------------------------------
Hotels & Gaming                                             1.0
-------------------------------------------------------------------
Insurance                                                   5.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.0
-------------------------------------------------------------------
Machinery                                                   3.1
-------------------------------------------------------------------
Media & Entertainment                                       4.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Real Estate Investment Trust                                0.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.9
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
Retail                                                      4.4
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.2
-------------------------------------------------------------------
Software & Services                                         5.8
-------------------------------------------------------------------
Transportation                                              5.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                 BEGINNING      ENDING        EXPENSES PAID
                                  ACCOUNT      ACCOUNT      DURING PERIOD **
                                   VALUE        VALUE         JULY 1, 2004
                                  JULY 1,    DECEMBER 31,        THROUGH
                                   2004          2004       DECEMBER 31, 2004
-----------------------------------------------------------------------------
CLASS IA
Actual                           $1,000.00    $1,021.64           $2.49
Hypothetical @                   $1,000.00    $1,022.67           $2.49
-----------------------------------------------------------------------------
CLASS IB
Actual                           $1,000.00    $1,019.08           $3.76
Hypothetical @                   $1,000.00    $1,021.42           $3.76
-----------------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.49% and 0.74% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford U.S. Government Securities HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                   LEHMAN BROTHERS INTERMEDIATE
                                                               U.S. GOVERNMENT SECURITIES IA          GOVERNMENT BOND INDEX
                                                               -----------------------------       ----------------------------
12/31/94                                                                   10000                              10000
                                                                           10216                              10163
                                                                           10444                              10359
                                                                           10510                              10416
                                                                           10647                              10537
                                                                           11038                              10834
                                                                           11126                              10903
                                                                           11066                              10909
                                                                           11220                              10998
                                                                           11331                              11072
                                                                           11511                              11194
                                                                           11691                              11330
12/95                                                                      11878                              11443
                                                                           11943                              11539
                                                                           11644                              11416
                                                                           11557                              11364
                                                                           11470                              11331
                                                                           11453                              11325
                                                                           11611                              11441
                                                                           11637                              11476
                                                                           11596                              11489
                                                                           11804                              11637
                                                                           12050                              11828
                                                                           12262                              11971
12/96                                                                      12140                              11906
                                                                           12182                              11952
                                                                           12203                              11971
                                                                           12062                              11902
                                                                           12248                              12037
                                                                           12350                              12131
                                                                           12494                              12235
                                                                           12809                              12460
                                                                           12704                              12413
                                                                           12894                              12548
                                                                           13062                              12695
                                                                           13100                              12723
12/97                                                                      13243                              12826
                                                                           13428                              12993
                                                                           13403                              12979
                                                                           13452                              13019
                                                                           13505                              13081
                                                                           13646                              13172
                                                                           13777                              13260
                                                                           13790                              13310
                                                                           14082                              13562
                                                                           14409                              13878
                                                                           14334                              13901
                                                                           14386                              13858
12/98                                                                      14418                              13912
                                                                           14480                              13975
                                                                           14188                              13783
                                                                           14265                              13874
                                                                           14311                              13912
                                                                           14163                              13827
                                                                           14108                              13848
                                                                           14058                              13849
                                                                           14043                              13868
                                                                           14215                              13988
                                                                           14234                              14016
                                                                           14219                              14026
12/99                                                                      14139                              13982
                                                                           14078                              13935
                                                                           14225                              14050
                                                                           14400                              14210
                                                                           14374                              14205
                                                                           14379                              14243
                                                                           14647                              14469
                                                                           14762                              14565
                                                                           14986                              14728
                                                                           15112                              14856
                                                                           15226                              14959
                                                                           15499                              15179
12/00                                                                      15809                              15446
                                                                           15993                              15651
                                                                           16153                              15795
                                                                           16228                              15909
                                                                           16139                              15858
                                                                           16200                              15923
                                                                           16230                              15974
                                                                           16570                              16273
                                                                           16741                              16418
                                                                           17049                              16769
                                                                           17329                              17030
                                                                           17084                              16828
12/01                                                                      16995                              16747
                                                                           17109                              16819
                                                                           17301                              16959
                                                                           17081                              16703
                                                                           17404                              17015
                                                                           17552                              17134
                                                                           17708                              17348
                                                                           18045                              17674
                                                                           18303                              17876
                                                                           18635                              18183
                                                                           18588                              18171
                                                                           18470                              18027
12/02                                                                      18819                              18360
                                                                           18834                              18320
                                                                           19069                              18527
                                                                           19053                              18531
                                                                           19141                              18583
                                                                           19416                              18875
                                                                           19393                              18844
                                                                           18747                              18386
                                                                           18823                              18420
                                                                           19177                              18819
                                                                           19051                              18634
                                                                           19076                              18636
12/03                                                                      19222                              18781
                                                                           19326                              18883
                                                                           19494                              19063
                                                                           19603                              19195
                                                                           19170                              18766
                                                                           19102                              18706
                                                                           19173                              18754
                                                                           19301                              18890
                                                                           19559                              19170
                                                                           19564                              19178
                                                                           19678                              19295
                                                                           19514                              19115
12/04                                                                      19620                              19219

    --- U.S. GOVERNMENT SECURITIES FUND    --- LEHMAN BROTHERS INTERMEDIATE
        $10,000 starting value                 GOVERNMENT INDEX
        $19,620 ending value                   $10,000 starting value
                                               $19,219 ending value

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                               1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
U.S. Government Securities
  IA                           2.07%    6.77%     6.97%
-------------------------------------------------------------
U.S. Government Securities
  IB(2)                        1.82%    6.51%     6.71%
-------------------------------------------------------------
Lehman Intermediate Gov't
  Bond Index                   2.33%    6.57%     6.75%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford U.S. Government Securities HLS Fund, Class IA returned 2.07% for the year ended December 31, 2004. The Fund underperformed both the Lehman Brothers Intermediate Government Bond Index, which returned 2.33% and the Lipper General U.S. Government VA-UF Average, which returned 3.92% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the first part of the year, Treasury rates moved modestly lower due to slow economic growth, as evidenced by weak employment data. During the second quarter, Treasury rates increased as economic data implied growth was taking hold. Economic indicators still provided a mixed picture in some areas and as a result we began a "soft patch" over the summer, which continued for much of the fall. Toward the end of the fourth quarter, however, the economy picked up again as reflected in both consumer and business sectors.

The Fund maintained a duration that was, for the most part, short of the index in anticipation of rising interest rates. While duration positioning did not add significant value to the Fund for much of the year (10 year Treasuries ended the year close to where they started), the short duration positioning helped Fund performance during the highly volatile month of April. Over the year the spread between 2 year and 10 year Treasuries flattened by 127 basis points, and benefited the Fund, which was positioned for a flatter yield curve.

Over the course of the year, the Fund benefited from being underweight both Treasuries and Agencies in favor of mortgage securities and government guaranteed Commercial Mortgage Backed Securities. We preferred these sectors as their yields offered relative value to Treasuries. Allocations to mortgages also enhanced portfolio performance, with the exception of April when mortgages performed poorly in reaction to the dramatic increase in rates.

As mortgage backed securities were a top performing sector in the investment grade arena, allocations away from mortgage backed securities detracted from performance.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to improve in response to a continued easy monetary policy environment. Recent comments from the Federal Reserve indicate increased concern over inflationary pressures and the Federal Reserve still appears committed to a measured pace of tightening. Rates should drift higher and the curve should continue to flatten longer term.

The Fund's duration will be flat to short the duration of the Lehman U.S. Intermediate Government Index and will favor securities that perform well in an unchanged to rising interest rate environment. A continued steep Treasury yield curve, with a trend toward higher rates, should lead to solid performance for mortgage backed securities, which have richened recently, but will continue to offer good diversification and total return potential within an overall government mandate. The Fund will also maintain its allocations to high quality commercial mortgage backed securities, which should outperform mortgage backed securities during large changes in interest rates. Although Federal National Mortgage Association recently issued $5 billion in preferred stock to help to shore up their capital position, uncertainty remains, as it is unlikely that Federal National Mortgage Association will have

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

audited financials for some time. Given the tight levels on Agency debt, it is likely that the Fund will maintain its underweight to this sector.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Bank                                     12.0%
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     13.1
-------------------------------------------------------------------
Federal National Mortgage Association                      23.3
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Government National Mortgage Association                    7.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               18.3
-------------------------------------------------------------------
Repurchase Agreements                                      17.4
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.5
-------------------------------------------------------------------
U.S. Inflation-Indexed Securities                           2.4
-------------------------------------------------------------------
U.S. Treasury Bonds                                         0.3
-------------------------------------------------------------------
U.S. Treasury Notes                                        28.7
-------------------------------------------------------------------
U.S. Treasury Strips                                        1.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (30.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         4.3%
-------------------------------------------------------------------
Short-Term Securities                                      35.7
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         90.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (30.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,020.94           $2.39
Hypothetical @          $1,000.00    $1,022.77           $2.39
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,018.38           $3.65
Hypothetical @          $1,000.00    $1,021.52           $3.66
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.47% and 0.72% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/1/96 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   VALUE OPPORTUNITIES IA            RUSSELL 3000 VALUE INDEX
                                                                   ----------------------            ------------------------
5/1/96                                                                     10000                              10000
                                                                           10129                              10137
                                                                           10153                              10133
                                                                            9670                               9734
                                                                           10014                              10027
                                                                           10479                              10412
                                                                           10544                              10785
                                                                           11114                              11547
12/96                                                                      11149                              11452
                                                                           11532                              11968
                                                                           11682                              12137
                                                                           11265                              11712
                                                                           11663                              12172
                                                                           12334                              12880
                                                                           12654                              13443
                                                                           13334                              14410
                                                                           12878                              13968
                                                                           13492                              14820
                                                                           13122                              14407
                                                                           13693                              14996
12/97                                                                      13962                              15441
                                                                           14062                              15217
                                                                           14889                              16231
                                                                           15484                              17191
                                                                           15544                              17303
                                                                           15213                              17013
                                                                           15407                              17201
                                                                           14860                              16804
                                                                           12673                              14292
                                                                           13196                              15112
                                                                           14025                              16222
                                                                           14832                              16952
12/98                                                                      15309                              17526
                                                                           15533                              17623
                                                                           15131                              17302
                                                                           15553                              17623
                                                                           16660                              19267
                                                                           16265                              19111
                                                                           16918                              19676
                                                                           16403                              19107
                                                                           15898                              18400
                                                                           15219                              17777
                                                                           15850                              18700
                                                                           15904                              18570
12/99                                                                      16680                              18691
                                                                           16009                              18090
                                                                           15064                              16911
                                                                           17405                              18824
                                                                           17527                              18627
                                                                           17776                              18790
                                                                           16677                              18026
                                                                           17072                              18277
                                                                           18357                              19281
                                                                           17909                              19438
                                                                           19251                              19881
                                                                           18618                              19164
12/00                                                                      19764                              20194
                                                                           20669                              20303
                                                                           20122                              19775
                                                                           19137                              19102
                                                                           20568                              20035
                                                                           20579                              20490
                                                                           20432                              20125
                                                                           19883                              20053
                                                                           18839                              19300
                                                                           16742                              17887
                                                                           16981                              17775
                                                                           18264                              18825
12/01                                                                      19261                              19319
                                                                           18754                              19199
                                                                           18588                              19237
                                                                           19212                              20186
                                                                           17980                              19601
                                                                           17556                              19638
                                                                           15963                              18566
                                                                           14586                              16763
                                                                           14820                              16875
                                                                           13039                              15046
                                                                           14207                              16096
                                                                           15360                              17128
12/02                                                                      14455                              16385
                                                                           14126                              15983
                                                                           13680                              15550
                                                                           13697                              15585
                                                                           15291                              16965
                                                                           16498                              18104
                                                                           16717                              18337
                                                                           16939                              18656
                                                                           17669                              18977
                                                                           17651                              18790
                                                                           18776                              19968
                                                                           19401                              20277
12/03                                                                      20508                              21486
                                                                           21172                              21892
                                                                           21509                              22358
                                                                           21273                              22201
                                                                           20749                              21611
                                                                           20954                              21834
                                                                           21568                              22396
                                                                           20807                              22020
                                                                           20896                              22325
                                                                           21301                              22715
                                                                           21912                              23091
                                                                           23150                              24332
12/04                                                                      24379                              25127

    --- VALUE OPPORTUNITIES FUND    --- RUSSELL 3000 VALUE INDEX
        $10,000 starting value          $10,000 starting value
        $24,379 ending value            $25,127 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. You can not invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 12/31/04)

                                                SINCE
                          1 YEAR    5 YEAR    INCEPTION
------------------------------------------------------------
Value Opportunities IA    18.87%    7.89%      10.82%
------------------------------------------------------------
Value Opportunities
  IB(2)                   18.58%    7.62%      10.54%
------------------------------------------------------------
Russell 3000 Value
  Index                   16.94%    6.10%      11.20%**
------------------------------------------------------------

 ** Return is from 4/30/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President and Partner

JAMES N. MORDY
Senior Vice President and Partner
DAVID R. FASSNACHT, CFA
Senior Vice President and Partner

DAVID W. PALMER, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Value Opportunities HLS Fund, Class IA returned 18.87% for the year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Value VA-UF Average, which returned 14.61% and the Russell 3000 Value Index, which returned 16.94% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The equity markets posted positive returns despite higher energy prices, prospects of interest rate tightening by the Federal Reserve and escalating tensions in Iraq. During this period, value stocks outperformed growth stocks by over 1,000 basis points, while small and mid cap stocks outperformed large cap stocks. The Fund's overweight position in small and mid caps relative to large caps, versus the benchmark, served us well during the period.

We were able to augment the strong general market returns and strong relative performance of value through excellent stock selection. The mid-cap portion of the portfolio performed particularly well, and we avoided any major "bombs."Rinker Group Ltd. (construction), TXU Corp. (utilities) and Compagnie Generale des Etablissements Michelin, Class B (rubber & plastics products) contributed most to performance, on an absolute basis. Rinker Group Ltd., Australian-domiciled but predominantly a Florida aggregates and cement producer, shares a duopoly with Florida Rock Industries in a fast-growing but gravel-poor state at a time when cement is scarce globally. TXU Corp., a Texas-based coal and nuclear utility, has profited from an intelligent corporate restructuring and a price umbrella created by expensive natural gas prices. Compagnie Generale des Etablissements Michelin, Class B, one of the global big three in tires, is reflecting management's increasing focus on profitability, aiming to be more of a consumer company, less a commodity manufacturer; the stock has also benefited from the strong euro.

The three biggest detractors from performance were Rent-A-Center, Inc. (business services), Bombardier, Inc. (transportation) and Pfizer, Inc. (drugs). Rent-A-Center, Inc.'s core customer has been disproportionately affected by higher gasoline and energy prices. Bombardier, Inc. has been struggling in a difficult market for regional jets and most recently lost its highly regarded CEO. Pfizer, Inc. came under pressure due to FDA scrutiny regarding the safety levels of Celebrex, its Cox-II inhibitor drug. While the FDA did not recall the drug from market, the agency is reviewing the entire Cox-II class with recommendations expected in the first quarter of 2005. Modest positions of Rent-A-Center, Inc. and Pfizer, Inc. were held in the Fund at the end of the period due to our belief that these companies have the financial and management strength to persevere. Bombardier, Inc. was eliminated.

WHAT IS YOUR OUTLOOK AND STRATEGY?

The stimulus-driven phase of the recovery is waning, and we believe the U.S. economy is transitioning into a period of slower economic growth. Given this outlook, we expect our low P/E approach to outperform over the long term. In this environment we are focusing less on cyclical companies and more on companies with good, consistent returns on capital and decent growth

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

prospects. After the notable expansion in mid-cap and small-cap multiples, now ongoing for five years, we are finding large cap value companies increasingly attractive, and they are gaining a higher weighting in the portfolio. As of the end of the period, the fund was overweight Consumer Discretionary, Health Care, Information Technology and Materials, relative to the benchmark. Underweights were in Consumer Staples, Utilities, Financials, Energy and Telecommunications and Industrials, which seem expensive relative to their growth prospects.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   82.8%
-------------------------------------------------------------------
France                                                      6.3
-------------------------------------------------------------------
United Kingdom                                              3.8
-------------------------------------------------------------------
Canada                                                      3.2
-------------------------------------------------------------------
South Africa                                                1.8
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Brazil                                                      1.0
-------------------------------------------------------------------
Netherlands                                                 0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      13.6%
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Chemicals                                                   0.4
-------------------------------------------------------------------
Communications                                              1.6
-------------------------------------------------------------------
Construction                                                2.1
-------------------------------------------------------------------
Consumer Durables                                           1.1
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Drugs                                                       8.0
-------------------------------------------------------------------
Electrical Equipment                                        1.5
-------------------------------------------------------------------
Electronics                                                 6.1
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          1.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.4
-------------------------------------------------------------------
Forest & Paper Products                                     3.1
-------------------------------------------------------------------
Health Services                                             2.8
-------------------------------------------------------------------
Insurance                                                  12.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.2
-------------------------------------------------------------------
Machinery                                                   1.6
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.9
-------------------------------------------------------------------
Real Estate                                                 1.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.3
-------------------------------------------------------------------
Retail                                                      7.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  3.5%
-------------------------------------------------------------------
Software & Services                                         1.4
-------------------------------------------------------------------
Transportation                                              5.7
-------------------------------------------------------------------
U.S. Government Agencies                                    4.2
-------------------------------------------------------------------
Utilities                                                   1.7
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,126.93           $3.58
Hypothetical @          $1,000.00    $1,021.77           $3.40
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,124.27           $4.91
Hypothetical @          $1,000.00    $1,020.51           $4.67
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

                      (This page intentionally left blank)

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
            FINANCIAL SERVICES -- 3.3%
$ 35,833    AESOP Funding II LLC, Series 1998-1, Class A
              6.14% due 05/20/06  @ ..........................  $    36,113
  17,081    Asset Securitization Corp., Series 1997-D4, Class
              A1D
              7.49% due 04/14/29..............................       18,304
  17,200    Asset Securitization Corp., Series 1997-D5, Class
              A1E
              6.93% due 02/14/41..............................       19,584
   8,450    Bank One Auto Securitization Trust, Series 2003-1,
              Class A3
              1.82% due 09/20/07..............................        8,359
  19,310    Capital Auto Receivables Asset Trust, Series
              2004-1, Class A3
              2.00% due 11/15/07..............................       19,033
   8,540    Capital One Auto Receivables Trust, Series 2003-1,
              Class A4
              2.59% due 09/15/09..............................        8,433
  20,000    Capital One Multi-Asset Execution Trust, Series
              2003-A6, Class A6
              2.95% due 08/17/09..............................       19,860
   3,695    Capital One Prime Auto Receivables Trust, Series
              2003-1, Class A3
              2.02% due 11/15/07..............................        3,659
  20,000    Carmax Auto Owner Trust, Series 2003-2, Class A3
              2.36% due 10/15/07..............................       19,863
  17,401    Chase Commercial Mortgage Securities Corp., Series
              1997-1, Class A2
              7.37% due 06/19/29..............................       18,377
   3,400    Citibank Credit Card Issuance Trust, Series
              2000-B1, Class B1
              7.05% due 09/17/07..............................        3,494
  16,000    Citibank Credit Card Issuance Trust, Series
              2004-A1, Class A1
              2.55% due 01/20/09..............................       15,728
  20,000    Connecticut RRB Special Purpose Trust CL&P, Series
              2001-1, Class A4
              5.73% due 03/30/09..............................       20,664
  13,250    Federal National Mortgage Association, Series
              2630, Class KN
              2.50% due 04/15/13..............................       12,853
  12,985    First Union-Lehman Brothers Commercial Mortgage
              Trust, Series 1997-C1, Class A3
              7.38% due 04/18/29..............................       13,817
  11,470    Harley-Davidson Motorcycle Trust, Series 2004-1,
              Class A2
              2.53% due 11/15/11..............................       11,232
  20,000    Household Automotive Trust, Series 2003-2, Class
              A3
              2.31% due 04/17/08..............................       19,856
  12,790    Nissan Auto Receivables Owner Trust, Series
              2003-A, Class A3
              2.01% due 11/15/07..............................       12,610

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            FINANCIAL SERVICES -- (CONTINUED)
$  7,000    Nissan Auto Receivables Owner Trust, Series
              2003-C, Class A3
              2.23% due 03/15/07..............................  $     6,959
  12,900    Onyx Acceptance Auto Trust, Series 2002-C, Class
              A4
              4.07% due 04/15/09..............................       12,982
   4,540    Onyx Acceptance Auto Trust, Series 2004-A, Class
              A3
              2.19% due 03/17/08..............................        4,493
  11,595    Residential Asset Securities Corp., Series
              2004-KS1, Class AI2
              2.463% due 09/25/25.............................       11,436
   3,000    Standard Credit Card Master Trust, Series 1995-1,
              Class B
              8.45% due 01/07/07..............................        3,002
  19,605    USAA Auto Owner Trust, Series 2004-1, Class A3
              2.06% due 04/15/08..............................       19,346
  20,000    WFS Financial Owner Trust, Series 2004-1, Class A3
              2.19% due 06/20/08..............................       19,747
   9,300    World Omni Auto Receivables Trust, Series 2002-A,
              Class A4
              4.05% due 07/15/09..............................        9,366
                                                                -----------
                                                                    369,170
                                                                -----------
            Total collateralized mortgage obligations
              (cost $368,082).................................  $   369,170
                                                                -----------
 SHARES
---------
COMMON STOCKS -- 67.1%
            BANKS -- 7.1%
   2,015    American Express Co. .............................  $   113,591
   3,895    Bank of America Corp. ............................      183,003
   7,757    Citigroup, Inc. ..................................      373,745
     449    Credit Suisse Group ADR +.........................       18,943
   2,192    State Street Corp. ...............................      107,686
                                                                -----------
                                                                    796,968
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   3,574    Accenture Ltd. * .................................       96,493
                                                                -----------
            CHEMICALS -- 1.2%
     407    Air Products & Chemicals, Inc. ...................       23,576
   2,210    du Pont (E.I.) de Nemours & Co. ..................      108,381
                                                                -----------
                                                                    131,957
                                                                -----------
            COMMUNICATIONS -- 0.8%
   4,923    Motorola, Inc. ...................................       84,669
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
   1,964    3M Co. ...........................................      161,185
   2,918    EMC Corp. *.......................................       43,395
   3,902    Hewlett-Packard Co. ..............................       81,820
     799    International Game Technology.....................       27,466
                                                                -----------
                                                                    313,866
                                                                -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            CONSUMER NON-DURABLES -- 3.8%
   2,312    Colgate-Palmolive Co. ............................  $   118,261
   2,458    Gillette Co. (The)................................      110,047
   3,641    Procter & Gamble Co. (The)........................      200,546
                                                                -----------
                                                                    428,854
                                                                -----------
            DRUGS -- 8.0%
   2,148    Abbott Laboratories...............................      100,223
   2,640    Amgen, Inc. *.....................................      169,324
     183    AstraZeneca PLC, ADR..............................        6,645
   2,957    Eli Lilly & Co. ..................................      167,821
   1,123    Genzyme Corp. *...................................       65,218
  10,934    Pfizer, Inc. .....................................      294,004
   2,169    Wyeth.............................................       92,356
                                                                -----------
                                                                    895,591
                                                                -----------
            ELECTRONICS -- 5.7%
   1,576    Broadcom Corp., Class A *.........................       50,877
   9,259    Cisco Systems, Inc. * ............................      178,703
      --    Freescale Semiconductor, Inc., Class B * @@ ......           --
   8,683    General Electric Co. .............................      316,922
   3,895    Intel Corp. ......................................       91,102
                                                                -----------
                                                                    637,604
                                                                -----------
            ENERGY & SERVICES -- 5.7%
   2,671    ChevronTexaco Corp. ..............................      140,265
     347    ConocoPhillips....................................       30,165
   5,377    ExxonMobil Corp. .................................      275,615
     379    Occidental Petroleum Corp. .......................       22,089
   2,042    Schlumberger Ltd. ................................      136,705
     285    Total S.A., ADR +.................................       31,293
                                                                -----------
                                                                    636,132
                                                                -----------
            FINANCIAL SERVICES -- 1.0%
   2,106    Morgan Stanley Dean Witter & Co. .................      116,931
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 4.4%
   1,839    Anheuser-Busch Cos., Inc. ........................       93,282
   3,347    Coca-Cola Co. (The)...............................      139,331
   2,149    General Mills, Inc. ..............................      106,842
   2,877    PepsiCo., Inc. ...................................      150,164
                                                                -----------
                                                                    489,619
                                                                -----------
            HOTELS & GAMING -- 0.7%
   1,281    Marriott International, Inc., Class A +...........       80,690
                                                                -----------
            INSURANCE -- 3.8%
   3,805    American International Group, Inc. ...............      249,901
   2,675    Marsh & McLennan Cos., Inc. ......................       88,008
   2,416    St. Paul Travelers Cos., Inc. (The)...............       89,569
                                                                -----------
                                                                    427,478
                                                                -----------
            MACHINERY -- 2.2%
   2,781    Applied Materials, Inc. *.........................       47,550
   1,902    Caterpillar, Inc. ................................      185,493
     148    Deere & Co. ......................................       11,004
                                                                -----------
                                                                    244,047
                                                                -----------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            MEDIA & ENTERTAINMENT -- 2.7%
     188    Gannett Co., Inc. ................................  $    15,351
   9,502    Time Warner, Inc. *...............................      184,711
   2,631    Viacom, Inc., Class B.............................       95,757
                                                                -----------
                                                                    295,819
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
   1,056    BHP Billiton Ltd., ADR +..........................       25,375
   3,156    Medtronic, Inc. ..................................      156,778
                                                                -----------
                                                                    182,153
                                                                -----------
            METALS, MINERALS & MINING -- 2.2%
   3,252    Alcoa, Inc. ......................................      102,175
   1,285    Illinois Tool Works, Inc. ........................      119,094
     821    Rio Tinto PLC  B .................................       24,216
                                                                -----------
                                                                    245,485
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     469    General Growth Properties, Inc. ..................       16,949
                                                                -----------
            RETAIL -- 3.1%
   1,964    Costco Wholesale Corp. ...........................       95,058
   4,500    Gap, Inc. (The) +.................................       95,040
   3,171    Home Depot, Inc. (The)............................      135,537
     312    Target Corp. .....................................       16,213
                                                                -----------
                                                                    341,848
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.9%
   1,059    NIKE, Inc., Class B...............................       96,059
                                                                -----------
            SOFTWARE & SERVICES -- 4.0%
   2,389    First Data Corp. .................................      101,611
  12,704    Microsoft Corp. ..................................      339,313
                                                                -----------
                                                                    440,924
                                                                -----------
            TRANSPORTATION -- 3.6%
     600    FedEx Corp. ......................................       59,133
   1,789    Lockheed Martin Corp. ............................       99,373
   1,633    Northrop Grumman Corp. ...........................       88,748
   1,551    United Technologies Corp. ........................      160,255
                                                                -----------
                                                                    407,509
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
   1,179    Federal National Mortgage Association.............       83,985
                                                                -----------
            Total common stocks
              (cost $6,669,405)...............................  $ 7,491,630
                                                                -----------
PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES -- 9.9%
            BANKS -- 1.0%
$ 20,000    Bank of America Corp.
              5.875% due 02/15/09.............................  $    21,471
   1,000    Bank of America Corp.
              6.20% due 02/15/06..............................        1,032
  25,000    Bayerische Landesbank Girozentrale, NY Shares
              5.65% due 02/01/09..............................       26,571

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            BANKS -- (CONTINUED)
$  6,500    Citigroup, Inc.
              3.625% due 02/09/09 +...........................  $     6,444
   8,800    Citigroup, Inc.
              6.00% due 10/31/33..............................        9,107
   1,000    Citigroup, Inc.
              6.50% due 01/18/11 +............................        1,117
  11,550    HSBC Bank USA N.A
              3.875% due 09/15/09.............................       11,449
     750    KeyCorp Capital II
              6.875% due 03/17/29.............................          816
   1,500    Mellon Funding Corp.
              6.375% due 02/15/10.............................        1,633
     750    National City Corp.
              6.875% due 05/15/19.............................          857
     500    Republic New York Capital One
              7.75% due 11/15/26..............................          540
     500    State Street Corp.
              7.65% due 06/15/10..............................          587
  13,400    U.S. Bank N.A
              4.95% due 10/30/14 +............................       13,449
  13,685    Wachovia Bank N.A
              5.80% due 12/01/08..............................       14,610
   1,000    Wells Fargo Bank N.A
              6.45% due 02/01/11..............................        1,112
                                                                -----------
                                                                    110,795
                                                                -----------
            CHEMICALS -- 0.2%
  20,000    Rohm & Haas Co.
              7.40% due 07/15/09 +............................       22,718
                                                                -----------
            COMMUNICATIONS -- 0.1%
  10,000    Bellsouth Telecommunications
              6.375% due 06/01/28.............................       10,593
     750    Telecommunications de Puerto Rico, Inc.
              6.65% due 05/15/06..............................          778
     500    Verizon Global Funding Corp.
              7.25% due 12/01/10..............................          573
     500    Verizon Global Funding Corp.
              7.75% due 12/01/30..............................          622
                                                                -----------
                                                                     12,566
                                                                -----------
            CONSUMER NON-DURABLES -- 0.4%
  13,140    Colgate-Palmolive Co.
              5.58% due 11/06/08..............................       13,976
  21,100    Procter & Gamble Co. (The)
              9.36% due 01/01/21..............................       28,015
                                                                -----------
                                                                     41,991
                                                                -----------
            CONSUMER SERVICES -- 0.4%
  36,978    Postal Square LP
              8.95% due 06/15/22..............................       48,538
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            DRUGS -- 0.5%
$ 21,300    Pharmacia Corp.
              6.60% due 12/01/28..............................  $    24,487
  26,000    Wyeth
              7.25% due 03/01/23..............................       29,313
                                                                -----------
                                                                     53,800
                                                                -----------
            EDUCATION -- 0.1%
  10,900    Harvard University
              8.125% due 04/15/07.............................       12,052
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.5%
  30,000    Danaher Corp.
              6.00% due 10/15/08..............................       32,169
  24,950    Rockwell Automation, Inc.
              6.70% due 01/15/28..............................       28,761
                                                                -----------
                                                                     60,930
                                                                -----------
            ELECTRONICS -- 0.3%
  34,425    General Electric Co.
              5.00% due 02/01/13..............................       35,319
     500    Heller Financial, Inc.
              6.375% due 03/15/06.............................          517
                                                                -----------
                                                                     35,836
                                                                -----------
            ENERGY & SERVICES -- 0.1%
  12,250    Amoco Co.
              6.50% due 08/01/07..............................       13,132
   1,000    ConocoPhillips Holding Co.
              6.95% due 04/15/29..............................        1,181
   1,000    Texaco Capital, Inc.
              8.625% due 06/30/10.............................        1,218
                                                                -----------
                                                                     15,531
                                                                -----------
            FINANCIAL SERVICES -- 1.2%
  30,000    AXA Financial, Inc.
              7.00% due 04/01/28..............................       34,601
  15,000    Berkshire Hathaway Finance Corp.
              3.375% due 10/15/08.............................       14,828
   8,920    Credit Suisse First Boston USA, Inc.
              4.875% due 01/15/15.............................        8,809
  16,355    ERAC USA Finance Co.
              7.35% due 06/15/08  @ ..........................       18,068
   1,000    Goldman Sachs Group, Inc.
              6.65% due 05/15/09..............................        1,103
  27,025    Morgan (J.P.) Chase & Co.
              5.125% due 09/15/14.............................       27,202
  30,000    Toyota Motor Credit Corp.
              5.50% due 12/15/08..............................       31,779
                                                                -----------
                                                                    136,390
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 0.6%
     750    Anheuser Busch Cos., Inc.
              7.55% due 10/01/30..............................          962
  16,500    Coca-Cola Enterprises, Inc.
              6.75% due 09/15/28..............................       19,067
     500    Coca-Cola Enterprises, Inc.
              8.50% due 02/01/22..............................          667

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
$ 19,555    ConAgra Foods, Inc.
              7.875% due 09/15/10.............................  $    22,972
  26,400    PepsiAmericas, Inc.
              6.375% due 05/01/09.............................       28,677
                                                                -----------
                                                                     72,345
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
  10,225    Weyerhaeuser Co.
              7.375% due 03/15/32 +...........................       12,125
                                                                -----------
            INSURANCE -- 1.5%
  16,800    ACE INA Holdings, Inc.
              5.875% due 06/15/14.............................       17,211
     500    American General Corp.
              6.625% due 02/15/29.............................          563
  10,000    Cincinnati Financial Corp.
              6.90% due 05/15/28..............................       11,089
  27,000    Jackson National Life Insurance Co.
              8.15% due 03/15/27  @ ..........................       33,587
   8,750    Liberty Mutual Group
              5.75% due 03/15/14  @ ..........................        8,602
  30,000    New England Mutual Life Insurance Co.
              7.875% due 02/15/24  @ .........................       36,640
   1,250    Prudential Insurance Co. of America
              6.375% due 07/26/06  @ .........................        1,315
   1,000    Reliastar Financial Corp.
              8.00% due 10/30/06..............................        1,081
  27,600    Torchmark Corp.
              8.25% due 08/15/09..............................       31,349
  15,000    United Healthcare Group, Inc.
              5.00% due 08/15/14..............................       15,090
  15,000    UnitedHealth Group, Inc.
              4.75% due 02/10/14..............................       14,836
                                                                -----------
                                                                    171,363
                                                                -----------
            MEDIA & ENTERTAINMENT -- 0.7%
  13,500    COX Communications, Inc.
              5.45% due 12/15/14  @ ..........................       13,499
  30,000    Comcast Cable Communications
              6.875% due 06/15/09.............................       33,328
   1,000    Comcast Cable Communications
              8.50% due 05/01/27..............................        1,327
  10,400    Tribune Co.
              7.50% due 07/01/23..............................       12,231
  20,000    Walt Disney Co. (The)
              6.375% due 03/01/12.............................       22,273
                                                                -----------
                                                                     82,658
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
  22,000    Becton, Dickinson & Co.
              6.70% due 08/01/28..............................       25,208
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
  20,000    Liberty Property LP
              7.25% due 08/15/07..............................       21,585
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            RETAIL -- 0.6%
$  3,205    CVS Corp.
              4.875% due 09/15/14.............................  $     3,206
  20,200    Target Corp.
              5.875% due 11/01/08.............................       21,663
  30,000    Wal-Mart Stores, Inc.
              6.875% due 08/10/09.............................       33,687
                                                                -----------
                                                                     58,556
                                                                -----------
            TRANSPORTATION -- 0.5%
  15,000    Fedex Corp.
              3.50% due 04/01/09 +............................       14,687
  25,000    General Motors Acceptance Corp.
              5.625% due 05/15/09 +...........................       25,001
   9,880    General Motors Acceptance Corp.
              6.75% due 12/01/14 +............................        9,894
                                                                -----------
                                                                     49,582
                                                                -----------
            UTILITIES -- 0.7%
   1,000    Alabama Power Co.
              7.125% due 10/01/07.............................        1,088
  40,000    Kansas City Power & Light Co.
              7.125% due 12/15/05.............................       41,439
  17,285    Northern Border Pipeline Co.
              7.75% due 09/01/09..............................       19,727
                                                                -----------
                                                                     62,254
                                                                -----------
            Total corporate notes
              (cost $1,027,610)...............................  $ 1,106,823
                                                                -----------
FOREIGN BONDS & NOTES -- 0.8%
            BANKS -- 0.3%
$  6,500    Export-Import Bank of Korea
              4.125% due 02/10/09  @ .........................        6,482
  24,000    Natexis Banques Populaires
              7.00% due 11/14/05..............................       24,710
                                                                -----------
                                                                     31,192
                                                                -----------
            COMMUNICATIONS -- 0.0%
   1,250    Vodafone Group PLC
              7.875% due 02/15/30.............................        1,612
                                                                -----------
            FINANCIAL SERVICES -- 0.0%
   1,250    Santandar Central Hispano Issuances Ltd.
              7.625% due 11/03/09.............................        1,436
                                                                -----------
            METALS, MINERALS & MINING -- 0.3%
  30,000    Alcan, Inc.
              7.25% due 11/01/28..............................       35,927
                                                                -----------
            TRANSPORTATION -- 0.2%
  16,198    SCL Terminal Aereo Santiago S.A.
              6.95% due 07/01/12  @ ..........................       17,327
                                                                -----------
            UTILITIES -- 0.0%
     750    TransCanada PipeLines Ltd.
              6.49% due 01/21/09..............................          811
                                                                -----------
            Total foreign bonds & notes
              (cost $79,313)..................................  $    88,305
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- 23.6%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
$ 25,214    5.00% due 01/01/19 -- 06/01/19....................  $    25,635
     657    6.30% due 04/01/08................................          696
       1    9.00% due 03/01/21................................            2
                                                                -----------
                                                                     26,333
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.7%
 170,629    5.00% due 05/15/33 -- 12/15/34....................      170,850
  59,469    5.50% due 10/15/33................................       60,796
  16,952    6.00% due 06/15/24 -- 10/15/33....................       17,628
   7,414    6.50% due 03/15/26 -- 06/15/28....................        7,819
  32,816    7.00% due 06/15/26 -- 11/15/32....................       34,885
     232    7.50% due 09/15/23................................          251
   5,127    8.00% due 09/15/26 -- 02/15/31....................        5,567
     295    9.00% due 06/20/16 -- 01/15/23....................          331
                                                                -----------
                                                                    298,127
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- 1.1%
       1    0.40% due 12/20/31  @@ ...........................           --
      10    0.882% due 05/15/33...............................            1
     199    2.75% due 03/20/33................................          200
      35    2.875% due 10/20/30...............................           36
   1,088    3.00% due 01/20/30 -- 10/20/33....................        1,089
      95    3.25% due 02/20/28 -- 01/20/30....................           95
   4,544    3.375% due 01/20/22 -- 06/20/33...................        4,609
   4,392    3.50% due 07/20/29 -- 12/20/34....................        4,444
   1,296    3.75% due 08/20/17 -- 09/20/27....................        1,317
   4,350    4.00% due 01/20/18 -- 12/20/34....................        4,387
       6    4.023% due 10/16/33  @@ ..........................           --
       3    4.09% due 07/20/33  @@ ...........................           --
       8    4.093% due 05/16/32  @@ ..........................           --
       3    4.14% due 03/20/33  @@ ...........................           --
       2    4.17% due 10/20/33  @@ ...........................           --
       3    4.173% due 08/16/32  @@ ..........................           --
       9    4.19% due 10/20/33 -- 05/20/34  @@ ...............           --
      44    4.193% due 05/16/33...............................            2
       2    4.243% due 12/20/33  @@ ..........................           --
      83    4.25% due 12/20/33................................           84
      10    4.29% due 03/20/30 -- 07/20/34  @@ ...............           --
       1    4.392% due 12/16/30...............................            1
  10,752    4.50% due 12/15/19 -- 12/20/34....................       10,669
     993    4.625% due 12/20/17 -- 11/20/27...................        1,017
       9    4.79% due 09/20/26 -- 02/20/34....................            1
       4    4.793% due 04/16/29 -- 12/16/30  @@ ..............           --
       1    4.84% due 10/20/33  @@ ...........................           --
       3    4.843% due 03/16/32 -- 04/16/33  @@ ..............           --
  13,373    5.00% due 11/15/17 -- 01/15/39....................       13,468
       2    5.14% due 02/20/33  @@ ...........................           --
      --    5.173% due 09/16/31  @@ ..........................           --
       2    5.193% due 10/16/29 -- 07/16/31  @@ ..............           --
       2    5.195% due 04/17/29  @@ ..........................           --
       1    5.243% due 12/16/29  @@ ..........................           --
     189    5.25% due 08/15/44................................          192

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- (CONTINUED)
$      1    5.293% due 04/16/29  @@ ..........................           --
      45    5.40% due 11/15/37................................  $        46
  18,965    5.50% due 04/20/17 -- 08/15/39....................       19,442
     335    5.75% due 04/15/33 -- 05/15/33....................          346
  13,012    6.00% due 10/15/08 -- 12/20/34....................       13,564
      --    6.143% due 12/16/29  @@ ..........................           --
      --    6.19% due 12/20/30  @@ ...........................           --
      --    6.193% due 08/16/29  @@ ..........................           --
     223    6.30% due 10/15/36................................          243
  16,682    6.50% due 02/15/08 -- 12/20/34....................       17,681
     280    6.80% due 07/15/36................................          313
  14,241    7.00% due 04/15/08 -- 11/15/34....................       14,990
     280    7.051% due 07/15/30...............................          289
     116    7.35% due 01/15/42................................          131
   5,976    7.50% due 07/15/08 -- 04/15/38....................        6,394
       6    7.75% due 12/15/26................................            6
   5,980    8.00% due 01/15/11 -- 04/15/33....................        6,501
     168    8.25% due 07/15/36................................          175
      --    8.488% due 08/16/34  @@ ..........................           --
     853    8.50% due 08/20/26 -- 01/20/31....................          928
      29    8.75% due 12/15/28................................           31
     230    9.00% due 02/15/27 -- 05/15/30....................          259
      40    9.50% due 12/15/09................................           44
       1    10.431% due 02/20/32..............................            1
                                                                -----------
                                                                    122,996
                                                                -----------
            TENNESSEE VALLEY AUTHORITY -- 0.5%
  50,000    6.00% due 03/15/2013..............................       55,352
                                                                -----------
            U.S. TREASURY BONDS -- 3.8%
  68,500    5.375% due 02/15/31 +.............................       74,071
 300,000    6.25% due 08/15/23 +..............................      351,223
                                                                -----------
                                                                    425,294
                                                                -----------
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.1%
       6    5.25% due 02/15/29................................            6
   5,340    5.50% due 08/15/28................................        5,845
  15,599    6.00% due 02/15/26................................       18,090
     880    6.125% due 08/15/29...............................        1,045
  24,974    6.25% 08/15/23 -- 05/15/30........................       29,683
  18,958    6.75% due 08/15/26................................       23,954
   2,421    7.125% due 02/15/23...............................        3,134
  33,910    7.25% due 05/15/16 -- 08/15/22....................       42,981
   7,593    7.50% due 11/15/16 -- 11/15/24....................        9,737
  12,028    7.875% due 02/15/21...............................       16,509
      17    8.00% due 11/15/21................................           23
  21,358    8.125% due 08/15/19 -- 08/15/21...................       29,740
   1,696    8.50% due 02/15/20................................        2,434
  18,224    8.75% due 05/15/17 -- 08/15/20....................       26,371
   7,159    8.875% due 08/18/17 -- 02/15/19...................       10,492
   2,078    9.00% due 11/15/18................................        3,021
   1,203    9.125% due 05/15/18...............................        1,756
      23    10.375% due 11/15/12..............................           28

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$  3,207    11.25% due 02/15/15...............................  $     5,161
      18    12.00% due 08/15/13...............................           24
                                                                -----------
                                                                    230,034
                                                                -----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS COLLATERAL
            ON LOANED SECURITIES -- 1.2%
      18    0.875% due 04/15/10...............................           18
   6,618    1.875% due 01/31/06 -- 07/15/13...................        6,863
  23,492    2.00% due 8/31/05 -- 07/15/14.....................       24,488
  22,382    2.375% due 01/15/25...............................       23,995
  11,866    3.00% due 12/31/06 -- 07/15/12....................       13,395
   7,458    3.625% due 04/15/28...............................        9,781
  16,370    3.625% due 01/15/08 -- 05/15/13...................       18,124
  21,343    3.875% due 04/15/29...............................       29,260
      82    3.875% due 01/15/09...............................           94
                                                                -----------
                                                                    126,018
                                                                -----------
            U.S. TREASURY NOTES -- 9.6%
 625,200    1.50% due 03/31/06 +..............................      614,992
 300,000    2.375% due 08/15/06 +.............................      297,152
  62,300    3.00% due 11/15/07 +..............................       61,915
 100,000    3.25% due 08/15/08 +..............................       99,535
                                                                -----------
                                                                  1,073,594
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.3%
   8,425    1.625% due 04/30/05 -- 02/28/06...................        8,401
   9,874    1.875% due 01/31/06 -- 07/15/13...................        9,854
   1,530    2.00% due 08/31/05 -- 07/15/14....................        1,534
  18,541    2.375% due 08/31/06...............................       18,498
  29,110    2.50% 09/30/06 -- 10/31/06........................       28,985
      25    2.625% due 03/15/09...............................           25
      24    2.75% due 07/31/06................................           24
  18,382    3.00% due 12/31/06 -- 07/15/12....................       18,349
  27,864    3.125% due 09/15/08...............................       27,828
  28,743    3.25% due 08/15/07 -- 08/15/08....................       28,969
  14,728    3.375% due 11/15/08 -- 10/15/09...................       14,710
  21,440    3.50% due 08/15/09................................       21,639
  19,332    3.625% due 01/15/08 -- 05/15/13...................       18,763
  35,508    4.25% due 08/15/13 -- 11/15/14....................       35,766
      23    4.75% due 05/15/14................................           24
   4,114    6.50% due 08/15/05................................        4,315
  10,699    6.75% due 05/15/05................................       10,959
   8,772    6.875% due 05/15/06...............................        9,314
                                                                -----------
                                                                    257,957
                                                                -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   4,248    4.838% due 02/15/18...............................        2,254
   4,106    5.161% due 05/15/25...............................        1,432
   2,035    6.625% due 02/15/27...............................          651
   7,152    7.125% due 02/15/23...............................        2,826
   6,465    7.25% due 05/15/16 -- 08/15/22....................        2,636
   4,863    7.50% due 11/15/16 -- 11/15/24....................        1,753

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$    376    8.125% due 08/15/19 -- 08/15/21...................  $       163
                                                                -----------
                                                                     11,715
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $2,597,310)...............................  $ 2,627,420
                                                                -----------
                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       -----------
SHORT-TERM SECURITIES -- 8.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 7.0%
 783,546    BNY Institutional Cash Reserves Fund..............  $   783,546
                                                                -----------
PRINCIPAL
 AMOUNT
--------
            REPURCHASE AGREEMENTS -- 1.7%
$ 22,176    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    22,176
  22,176    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d))
              2.17% due 01/03/05..............................       22,176
  38,253    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       38,253
   9,472    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................        9,472
 100,344    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      100,344
                                                                -----------
                                                                    192,421
                                                                -----------
            U.S. TREASURY BILLS HELD AS COLLATERAL ON LOADED
            SECURITIES -- 0.1%
  14,740    2.58% due 06/30/05................................       14,557
                                                                -----------
            Total short-term securities
              (cost $990,524).................................  $   990,524
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
            (TOTAL COST $11,732,244) G o -- 113.5%............   12,673,872
            OTHER ASSETS, LESS LIABILITIES -- (13.5%).........   (1,512,179)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $11,161,693
                                                                ===========

Note: Market value of investments in foreign securities represents 1.8% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004. (See Note 2 (i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

     registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $171,633 or 1.5% of net assets.

   B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $24,216, which represents 0.2% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  G Cost of long term securities from the proceeds of security leading is $748,720.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $11,768,203 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $1,200,655
      Unrealized depreciation.......................    (294,986)
                                                      ----------
      Net Unrealized appreciation...................  $  905,669
                                                      ==========

  ++ The Fund had 923 10 year U.S. Treasury Notes March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of ($103,318) as of December 31, 2004 and were collateralized by various U.S. Treasury Notes, with a market value of $1,082.

The accompanying notes are an integral part of this financial statement.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCKS -- 99.1%
         BANKS -- 12.6%
   42    American Express Co. .............................  $  2,362
   44    Bank of America Corp. ............................     2,049
   27    Bank of New York Co., Inc. (The)..................       892
  127    Citigroup, Inc. ..................................     6,122
   44    Mellon Financial Corp. ...........................     1,369
   31    Northern Trust Corp. .............................     1,487
   31    SLM Corp. ........................................     1,650
   64    State Street Corp. ...............................     3,149
   40    U.S. Bancorp......................................     1,247
   25    Wells Fargo & Co. ................................     1,554
                                                             --------
                                                               21,881
                                                             --------
         BUSINESS SERVICES -- 1.0%
   21    Accenture Ltd. * .................................       570
   33    Cendant Corp. ....................................       765
    6    Omnicom Group, Inc. ..............................       472
                                                             --------
                                                                1,807
                                                             --------
         CHEMICALS -- 0.1%
    2    Monsanto Co. .....................................       117
                                                             --------
         COMMUNICATIONS -- 3.0%
    4    America Movil S.A. de C.V., ADR...................       225
   69    Nextel Communications, Inc., Class A *............     2,073
   15    Nokia Corp., ADR..................................       238
   30    QUALCOMM, Inc. ...................................     1,255
    5    Rockwell Collins, Inc. ...........................       181
   17    TELUS Corp. *.....................................       494
   28    Vodafone Group PLC, ADR...........................       761
                                                             --------
                                                                5,227
                                                             --------
         COMPUTERS & OFFICE EQUIPMENT -- 3.7%
   82    Dell, Inc. *......................................     3,451
    5    International Business Machines Corp. ............       483
   65    International Game Technology.....................     2,221
    4    Lexmark International, Inc. *.....................       306
                                                             --------
                                                                6,461
                                                             --------
         CONSUMER DURABLES -- 0.3%
   40    Corning, Inc. *...................................       467
                                                             --------
         CONSUMER NON-DURABLES -- 3.0%
    7    Gillette Co. (The)................................       322
   13    Procter & Gamble Co. (The)........................       738
   18    Sysco Corp. ......................................       702
   97    Tyco International Ltd. ..........................     3,451
                                                             --------
                                                                5,213
                                                             --------
         DRUGS -- 7.0%
   15    Abbott Laboratories...............................       686
   44    Amgen, Inc. *.....................................     2,823
   15    Biogen Idec, Inc. *...............................       979
   24    Elan Corp., PLC, ADR *............................       657
    4    Eli Lilly & Co. ..................................       233
   13    Forest Laboratories, Inc. *.......................       574
   10    Genentech, Inc. *.................................       544
   38    Gilead Sciences, Inc. *...........................     1,316

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         DRUGS -- (CONTINUED)
   90    Pfizer, Inc. .....................................  $  2,429
   27    Teva Pharmaceutical Industries Ltd., ADR..........       800
   27    Wyeth.............................................     1,167
                                                             --------
                                                               12,208
                                                             --------
         EDUCATION -- 0.7%
   15    Apollo Group, Inc. *..............................     1,186
                                                             --------
         ELECTRICAL EQUIPMENT -- 2.4%
   67    Danaher Corp. ....................................     3,864
    6    KLA -- Tencor Corp. *.............................       275
                                                             --------
                                                                4,139
                                                             --------
         ELECTRONICS -- 9.1%
   36    Analog Devices, Inc. .............................     1,340
  139    Cisco Systems, Inc. *.............................     2,688
  148    General Electric Co. .............................     5,409
   84    Intel Corp. ......................................     1,969
   45    Maxim Integrated Products, Inc. ..................     1,908
    7    Microchip Technology, Inc. .......................       197
    4    QLogic Corp. *....................................       143
   36    Texas Instruments, Inc. ..........................       891
   44    Xilinx, Inc. .....................................     1,308
                                                             --------
                                                               15,853
                                                             --------
         ENERGY & SERVICES -- 3.6%
   15    BJ Services Co. ..................................       679
   44    Baker Hughes, Inc. ...............................     1,890
   13    ChevronTexaco Corp. ..............................       704
    3    ExxonMobil Corp. .................................       138
    3    Murphy Oil Corp. .................................       209
   35    Schlumberger Ltd. ................................     2,323
    7    Transocean, Inc. *................................       301
                                                             --------
                                                                6,244
                                                             --------
         FINANCIAL SERVICES -- 5.5%
   81    Ameritrade Holding Corp. *........................     1,155
   51    Charles Schwab Corp. (The)........................       614
   28    Franklin Resources, Inc. .........................     1,957
   15    Goldman Sachs Group, Inc. ........................     1,602
   23    Legg Mason, Inc. .................................     1,696
   29    Merrill Lynch & Co., Inc. ........................     1,739
   13    Morgan Stanley Dean Witter & Co. .................       744
                                                             --------
                                                                9,507
                                                             --------
         FOOD, BEVERAGE & TOBACCO -- 1.4%
   13    Altria Group, Inc. ...............................       807
    7    Coca-Cola Co. (The)...............................       271
   26    PepsiCo., Inc. ...................................     1,363
                                                             --------
                                                                2,441
                                                             --------
         HOTELS & GAMING -- 0.4%
   11    Marriott International, Inc., Class A.............       661
                                                             --------
         INSURANCE -- 8.2%
   55    American International Group, Inc. ...............     3,592
   27    Marsh & McLennan Cos., Inc. ......................       898
   13    St. Paul Travelers Cos., Inc. (The)...............       498

The accompanying notes are an integral part of this financial statement.

 HARTFORD BLUE CHIP STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCKS -- (CONTINUED)
         INSURANCE -- (CONTINUED)
   67    UnitedHealth Group, Inc. .........................  $  5,880
   30    WellPoint, Inc. *.................................     3,410
                                                             --------
                                                               14,278
                                                             --------
         MACHINERY -- 1.5%
   16    Deere & Co. ......................................     1,168
   28    Smith International, Inc. *.......................     1,496
                                                             --------
                                                                2,664
                                                             --------
         MEDIA & ENTERTAINMENT -- 5.6%
   13    Clear Channel Communications, Inc. ...............       425
   28    Comcast Corp. *...................................       903
   21    EchoStar Communications Corp., Class A............       701
   29    InterActiveCorp. *................................       795
   42    Liberty Media Corp., Class A *....................       461
    1    McGraw-Hill Cos., Inc. (The)......................        64
   67    News Corp., Inc. .................................     1,250
   20    Scripps (E.W.) Co. (The), Class A.................       985
   94    Time Warner, Inc. *...............................     1,835
   52    Viacom, Inc., Class B.............................     1,901
   --    Washington Post Co. @@ ...........................       484
                                                             --------
                                                                9,804
                                                             --------
         MEDICAL INSTRUMENTS & SUPPLIES -- 3.5%
   10    Biomet, Inc. .....................................       412
   20    Boston Scientific Corp. *.........................       697
   36    Johnson & Johnson.................................     2,258
   36    Medtronic, Inc. ..................................     1,763
    9    St. Jude Medical, Inc. * .........................       394
   13    Stryker Corp. ....................................       622
                                                             --------
                                                                6,146
                                                             --------
         METALS, MINERALS & MINING -- 1.7%
   70    BHP Billiton Ltd. B  .............................       839
    7    Fortune Brands, Inc. .............................       548
   27    Nucor Corp. ......................................     1,424
    3    Potash Corp. of Saskatchewan, Inc. ...............       224
                                                             --------
                                                                3,035
                                                             --------
         RETAIL -- 8.7%
    6    Amazon.com, Inc. *................................       279
   35    Best Buy Co., Inc. ...............................     2,077
    2    CVS Corp. ........................................        99

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         RETAIL -- (CONTINUED)
   18    eBay, Inc. *......................................  $  2,081
   65    Home Depot, Inc. (The)............................     2,791
   12    Kohl's Corp. *....................................       595
   18    McDonald's Corp. .................................       587
   10    Starbucks Corp. *.................................       605
   55    Target Corp. .....................................     2,877
   59    Wal-Mart Stores, Inc. ............................     3,090
                                                             --------
                                                               15,081
                                                             --------
         SOFTWARE & SERVICES -- 10.2%
   21    Adobe Systems, Inc. ..............................     1,343
   17    Affiliated Computer Services, Inc., Class A *.....       999
   10    Automatic Data Processing, Inc. ..................       461
    6    Choicepoint, Inc. *...............................       294
    1    Electronic Arts, Inc. *...........................        31
   20    First Data Corp. .................................       855
   18    Fiserv, Inc. *....................................       735
    4    Google, Inc. *....................................       695
   24    Intuit, Inc. *....................................     1,065
   37    Juniper Networks, Inc. *..........................     1,001
  200    Microsoft Corp. ..................................     5,334
   84    Oracle Corp. *....................................     1,148
   21    SAP AG, ADR.......................................       924
   23    VERITAS Software Corp. *..........................       647
   57    Yahoo!, Inc. *....................................     2,129
                                                             --------
                                                               17,661
                                                             --------
         TRANSPORTATION -- 5.0%
   42    Carnival Corp. ...................................     2,415
    7    General Dynamics Corp. ...........................       690
   19    Harley-Davidson, Inc. ............................     1,172
   23    Honeywell International, Inc. ....................       811
   20    Lockheed Martin Corp. ............................     1,105
   29    United Parcel Service, Inc. ......................     2,444
                                                             --------
                                                                8,637
                                                             --------
         U.S. GOVERNMENT AGENCIES -- 0.9%
   15    Federal Home Loan Mortgage Corp. .................     1,083
    4    Federal National Mortgage Association.............       299
                                                             --------
                                                                1,382
                                                             --------
         Total common stocks
             (cost $145,890)...............................  $172,100
                                                             --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
SHORT-TERM SECURITIES -- 0.9%
         INVESTMENT COMPANIES -- 0.9%
  176    SSgA Money Market Fund............................  $    176
1,440    T Rowe Reserve Fund...............................     1,440
                                                             --------
                                                                1,616
                                                             --------
         Total short-term securities
             (cost $1,616).................................  $  1,616
                                                             --------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $147,507)o -- 100.0%................   173,716
         OTHER ASSETS, LESS LIABILITIES -- (0.0%)..........       (14)
                                                             --------
         NET ASSETS -- 100.0%..............................  $173,702
                                                             ========

 Note: Market value of investments in foreign securities represents 2.9% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $839, which represents 0.5% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $149,252 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $34,172
      Unrealized depreciation.........................   (9,709)
                                                        -------
      Net Unrealized appreciation.....................  $24,463
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.3%
              FINANCIAL SERVICES -- 11.3%
$     2,113   AQ Finance CEB Trust, Series 2003-CE1A, Class
                Note,
                7.418% due 08/25/33 @ ..........................  $    2,091
      7,900   American Express Credit Account Master Trust,
                Series 2004-C, Class C,
                2.903% due 02/15/12 @ ..........................       7,912
      1,440   Asset Backed Funding Corp. NIM Trust, Series
                2004-OPT1, Class N1,
                4.55% due 12/26/33 @ ...........................       1,431
      4,200   Bank One Issuance Trust, Series 2003-C3, Class C3,
                4.77% due 02/16/16..............................       4,107
     10,000   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2002-TOP8, Class A2,
                4.83% due 08/15/38..............................      10,131
      2,699   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2003-T12, Class A1,
                2.96% due 08/13/39..............................       2,637
      4,177   CS First Boston Mortgage Securities Corp., Series
                2003-C3, Class A1,
                2.079% due 05/15/38.............................       4,047
      4,000   California Infrastructure & Economic Development
                Bank Pacific Gas and Electric Co., Series
                1997-1, Class A8,
                6.48% due 12/26/09..............................       4,272
      4,813   California Infrastructure & Economic Development
                Bank Special Purpose Trust SCE 1, Series 1997-1,
                Class A7,
                6.38% due 09/25/08..............................       4,962
      3,290   Capital Auto Receivables Asset Trust, Series
                2004-2, Class C,
                4.16% due 01/15/10..............................       3,288
      5,040   Capital One Multi-Asset Execution Trust, Series
                2003-B2, Class B3,
                3.50% due 02/17/09..............................       5,042
      8,240   Chase Credit Card Master Trust, Series 2001-4,
                Class A,
                5.50% due 11/17/08..............................       8,506
     12,560   Citibank Credit Card Issuance Trust, Series
                2003-C4, Class C4,
                5.00% due 06/10/15..............................      12,445
      8,050   Citigroup Commercial Mortgage Trust, Series
                2004-C1, Class A3,
                5.251% due 04/15/40.............................       8,386
      1,124   Comed Transitional Funding Trust, Series 1998-1,
                Class A5,
                5.44% due 03/25/07..............................       1,132
      3,350   Connecticut RRB Special Purpose Trust, Series
                2001-1, Class A5,
                6.21% due 12/30/11..............................       3,664
      4,408   Conseco Finance Securitizations Corp., Series
                2000-6, Class B2,
                5.79% due 05/01/33..............................       4,488

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              FINANCIAL SERVICES -- (CONTINUED)
$       541   Daimler Chrysler Auto Trust, Series 2002-A, Class
                A3,
                3.85% due 04/06/06..............................  $      541
      8,885   Daimler Chrysler Auto Trust, Series 2004-B, Class
                B,
                3.89% due 01/08/11..............................       8,883
     10,000   Fleet Credit Card Master Trust II, Series 2000-C,
                Class A,
                7.02% due 02/15/08..............................      10,257
      8,350   Ford Credit Auto Owner Trust, Series 2003-A, Class
                C,
                4.29% due 11/15/07..............................       8,436
     15,300   GE Capital Commercial Mortgage Corp., Series
                2003-C1, Class A3,
                4.371% due 01/10/38.............................      15,355
     15,000   GE Capital Commercial Mortgage Corp., Series
                2004-C2, Class A2,
                4.119% due 01/10/11.............................      14,922
     16,275   GE Capital Commercial Mortgage Corp., Series
                2004-C3, Class A4,
                5.189% due 07/10/39.............................      16,735
      9,400   GMAC Commercial Mortgage Securities, Inc., Series
                2004-C2, Class C2,
                5.134% due 08/10/38.............................       9,691
      9,655   GS Mortgage Securities Corp., Series 2004-GG2,
                Class A3,
                4.602% due 08/01/38.............................       9,845
      2,482   Green Tree Financial Corp., Series 1997-2, Class
                A6,
                7.24% due 06/15/28..............................       2,685
      2,567   Green Tree Financial Corp., Series 1998-6, Class
                A6,
                6.27% due 07/01/21..............................       2,627
      1,809   Home Equity Asset Trust, Series 2003-7N, Class A,
                5.25% due 04/27/34 @ ...........................       1,810
      1,752   Illinois Power Special Purpose Trust, Series
                1998-1, Class A5,
                5.38% due 06/25/07..............................       1,767
      9,464   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
                Class A1,
                2.72% due 03/15/27..............................       9,286
     10,095   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
                Class A1,
                3.334% due 09/15/27.............................       9,970
      8,150   LB-UBS Commercial Mortgage Trust, Series 2004-C6,
                Class A4,
                4.583% due 08/15/29.............................       8,226
     17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
                Class A6,
                4.799% due 12/15/29.............................      16,993
     15,300   Morgan (J.P.) Chase Commercial Mortgage Securities
                Corp., Series 2004-CB8, Class A1,
                3.837% due 01/12/39.............................      14,865

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
$     4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
                Class E,
                5.00% due 03/15/12..............................  $    3,995
      6,835   Morgan Stanley Capital I, Series 1997-RR, Class D,
                7.694% due 04/30/39 @ ..........................       7,468
      1,186   Morgan Stanley Capital I, Series 1999-WF1, Class
                A1,
                5.91% due 04/15/08..............................       1,218
      8,100   Morgan Stanley Capital I, Series 2004-IQ8, Class
                A4,
                4.90% due 06/15/40..............................       8,240
     16,275   Morgan Stanley Capital I, Series 2004-T15, Class
                A4,
                5.27% due 06/13/41..............................      16,832
      2,847   Morgan Stanley Dean Witter Capital I, Series
                2001-IQA, Class A1,
                4.57% due 12/18/32..............................       2,874
      7,100   Navistar Financial Corp. Owner Trust, Series
                2004-B, Class A4,
                3.53% due 10/15/12..............................       7,032
         70   PP&L Transition Bond Co., LLC, Series 1999-1,
                Class A5,
                6.83% due 03/25/07..............................          70
      6,487   Park Place Securities, Inc., Series 2004-WCW1,
                Class A2,
                2.798% due 09/25/34.............................       6,488
      8,350   Peco Energy Transition Trust, Series 1999-A, Class
                A7,
                6.13% due 03/01/09..............................       8,929
      3,775   Popular ABS Mortgage Pass-Through Trust, Series
                2004-5, Class AF6,
                4.747% due 12/25/34.............................       3,775
      6,625   Providian Gateway Master Trust, Series 2004-DA,
                Class A,
                3.35% due 09/15/11 @ ...........................       6,546
      8,150   Providian Gateway Master Trust, Series 2004-FA,
                Class B,
                3.80% due 11/15/11 @ ...........................       8,121
      3,250   Residential Asset Mortgage Products, Inc., Series
                2004-RS8, Class A16,
                4.98% due 08/25/34..............................       3,280
      1,243   Soundview Home Equity Loan Trust, Series 2000-1,
                Class M1,
                8.64% due 05/25/30..............................       1,273
     17,335   Standard Credit Card Master Trust, Series 1995-9,
                Class A,
                6.55% due 10/07/07..............................      17,794
      1,153   Volkswagen Auto Loan Enhanced Trust, Series
                2003-1, Class A2,
                1.11% due 12/20/05..............................       1,152
     10,080   WFS Financial Owner Trust, Series 2003-2, Class
                A4,
                2.41% due 12/20/08..............................       9,941

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              FINANCIAL SERVICES -- (CONTINUED)
$     2,636   WFS Financial Owner Trust, Series 2004-2, Class
                A2,
                3.07% due 11/21/11..............................  $    2,617
      8,050   Wachovia Bank Commercial Mortgage Trust, Series
                2004-C11, Class A3,
                4.719% due 01/15/41.............................       8,176
        532   Whole Auto Loan Trust, Series 2002-1, Class D,
                6.00% due 04/15/09 @ ...........................         532
     16,750   Whole Auto Loan Trust, Series 2003-1, Class A4,
                2.58% due 03/15/10..............................      16,517
                                                                  ----------
                                                                     394,305
                                                                  ----------
              Total collateralized mortgage obligations
                (cost $395,291).................................  $  394,305
                                                                  ----------
COMMON STOCKS -- 0.0%
              TRANSPORTATION -- 0.0%
          2   U.S. Airways Group, Inc., Class A.................  $        2
                                                                  ----------
              Total common stocks
                (cost $--)......................................  $        2
                                                                  ----------
CONVERTIBLE BONDS -- 1.0%
              ENERGY & SERVICES -- 0.9%
      6,800   Diamond Offshore Drilling, Inc.,
                1.50% due 04/15/31..............................  $    7,208
      6,600   Schlumberger Ltd.,
                2.125% due 06/01/23 + ..........................       7,128
      9,100   Transocean, Inc.,
                1.50% due 05/15/21..............................       9,020
     10,500   Weatherford International, Inc.,
                2.84% due 06/30/20 + ...........................       6,720
                                                                  ----------
                                                                      30,076
                                                                  ----------
              METALS, MINERALS & MINING -- 0.1%
      6,485   Inco Ltd.,
                0.00% due 03/29/21..............................       6,493
                                                                  ----------
              Total convertible bonds
                (cost $36,408)..................................  $   36,569
                                                                  ----------
CORPORATE NOTES -- 25.6%
              AEROSPACE & DEFENSE -- 0.4%
      4,457   Raytheon Co.,
                4.50% due 11/15/07 + ...........................  $    4,560
      3,825   Raytheon Co.,
                6.55% due 03/15/10 + ...........................       4,209
      3,655   Raytheon Co.,
                8.30% due 03/01/10..............................       4,331
                                                                  ----------
                                                                      13,100
                                                                  ----------
              APPAREL & TEXTILE -- 0.0%
      1,600   Nine West Group, Inc.,
                8.375% due 08/15/05.............................       1,639
                                                                  ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
              BANKS -- 2.1%
$        75   American Savings Bank,
                6.625% due 02/15/06 @ ..........................  $       77
         50   Associates Corp. of North America,
                8.15% due 08/01/09..............................          58
        125   Bank United Corp.,
                8.00% due 03/15/09..............................         143
        200   Bank of New York Institutional Capital Trust A,
                7.78% due 12/01/26 @ ...........................         218
        150   Bankboston Capital Trust,
                3.04% due 06/08/28..............................         145
        175   Barnett Capital I,
                8.06% due 12/01/26..............................         191
      6,500   CIT Group, Inc.,
                4.00% due 05/08/08..............................       6,524
      5,740   CIT Group, Inc.,
                4.125% due 11/03/09.............................       5,714
         50   CIT Group, Inc.,
                7.625% due 08/16/05.............................          51
        125   Capital One Bank,
                8.25% due 06/15/05..............................         128
        350   Capital One Financial Corp.,
                7.25% due 05/01/06..............................         367
      4,705   Capital One Financial Corp.,
                8.75% due 02/01/07..............................       5,166
        250   Centura Capital Trust I,
                8.845% due 06/01/27 @ ## .......................         288
        105   First Empire Capital Trust I,
                8.234% due 02/01/27.............................         116
        175   Ford Motor Credit Co.,
                6.875% due 02/01/06.............................         180
      7,000   Ford Motor Credit Co.,
                7.375% due 02/01/11.............................       7,544
        160   General Electric Capital Corp.,
                5.875% due 02/15/12.............................         173
        100   General Electric Capital Corp.,
                6.00% due 06/15/12..............................         109
        100   Golden State Bankcorp, Inc.,
                10.00% due 10/01/06.............................         110
      8,450   Morgan (J.P.) Chase & Co.,
                5.25% due 05/01/15 + ...........................       8,546
      7,550   Morgan (J.P.) Chase & Co.,
                7.875% due 06/15/10 + ..........................       8,816
        130   NBD Bank N.A.,
                8.25% due 11/01/24..............................         166
      6,391   National Rural Utilities Cooperative Finance
                Corp.,
                3.00% due 02/15/06..............................       6,378
      4,200   PNC Funding Corp.,
                7.50% due 11/01/09..............................       4,783
        150   Pnc Capital Trust,
                2.97% due 06/01/28..............................         143
         75   RBS Capital Trust I,
                4.709% due 12/31/49.............................          73
      8,300   Rabobank Capital Funding Trust,
                5.254% due 12/31/49 @ ..........................       8,262

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              BANKS -- (CONTINUED)
$     3,980   Sovereign Bank,
                5.125% due 03/15/13.............................  $    3,984
        300   UBS Preferred Funding Trust 1,
                8.622% due 12/29/49.............................         361
      3,780   Wachovia Corp.,
                7.55% due 08/18/05..............................       3,887
         75   Washington Mutual, Inc.,
                8.25% due 04/01/10..............................          88
                                                                  ----------
                                                                      72,789
                                                                  ----------
              CHEMICALS -- 0.4%
      2,976   Dow Chemical Co. (The),
                7.00% due 08/15/05..............................       3,047
         40   Equister Chemicals LP,
                10.125% due 09/01/08............................          46
      1,600   Georgia Gulf Corp.,
                7.625% due 11/15/05.............................       1,652
      7,800   ICI Wilmington, Inc.,
                4.375% due 12/01/08.............................       7,844
                                                                  ----------
                                                                      12,589
                                                                  ----------
              COMMUNICATIONS -- 2.7%
     12,600   AT&T Wireless Services, Inc.,
                8.75% due 03/01/31..............................      16,989
        100   Adelphia Communications Corp.,
                10.875% due 10/01/10 X .........................          99
      6,275   Bellsouth Corp.,
                6.00% due 11/15/34..............................       6,359
      3,270   Citizens Communications Co.,
                6.25% due 01/15/13..............................       3,295
        175   Comsat Corp.,
                8.66% due 11/30/06..............................         190
        150   GTE Corp.,
                6.94% due 04/15/28..............................         167
         45   GTE Hawaiian Telephone Co.,
                7.00% due 02/01/06..............................          46
      6,800   Intelsat Ltd.,
                6.50% due 11/01/13..............................       6,188
      7,630   L-3 Communications Corp.,
                7.625% due 06/15/12 + ..........................       8,374
      3,050   Lucent Technologies, Inc.,
                6.45% due 03/15/29..............................       2,760
      2,510   Lucent Technologies, Inc.,
                6.50% due 01/15/28 + ...........................       2,265
        748   MCI, Inc.,
                6.908% due 05/01/07.............................         766
        748   MCI, Inc.,
                7.688% due 05/01/09.............................         774
        641   MCI, Inc.,
                8.735% due 05/01/14.............................         689
      6,775   Motorola, Inc.,
                8.00% due 11/01/11 + ...........................       8,103
         55   Qwest Capital Funding, Inc.,
                7.00% due 08/03/09 + ...........................          54
         95   Qwest Communications International, Inc.,
                7.25% due 02/15/11 @ ...........................          97

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
              COMMUNICATIONS -- (CONTINUED)
$     7,765   Qwest Corp.
                6.875% due 09/15/33 + ..........................  $    7,144
      8,945   SBC Communications, Inc.,
                5.10% due 09/15/14..............................       9,028
      4,320   SBC Communications, Inc.,
                6.15% due 09/15/34 + ...........................       4,449
        175   Sprint Capital Corp.,
                7.125% due 01/30/06.............................         182
         65   Sprint Capital Corp.,
                7.90% due 03/15/05..............................          66
      7,675   Sprint Capital Corp.,
                8.75% due 03/15/32..............................      10,225
        100   Sprint Corp.-FON Group,
                9.25% due 04/15/22..............................         131
        350   Telecorp PCS, Inc.,
                10.625% due 07/15/10............................         381
        165   Verizon Communications, Inc.,
                8.75% due 11/01/21..............................         213
      3,910   Verizon Global Funding Corp.,
                7.75% due 12/01/30..............................       4,861
      1,500   Verizon Maryland, Inc.,
                8.30% due 08/01/31..............................       1,926
        125   Verizon Virginia, Inc.,
                4.625% due 03/15/13.............................         122
                                                                  ----------
                                                                      95,943
                                                                  ----------
              CONSTRUCTION -- 0.2%
      6,800   Horton (D.R.), Inc.,
                5.625% due 09/15/14.............................       6,783
         75   Horton (D.R.), Inc.,
                8.00% due 02/01/09..............................          84
        101   Lennar Corp.,
                9.95% due 05/01/10..............................         108
        125   MDC Holdings, Inc.,
                5.50% due 05/15/13 + ...........................         127
                                                                  ----------
                                                                       7,102
                                                                  ----------
              CONSUMER DURABLES -- 0.1%
      3,105   Corning, Inc.,
                8.30% due 04/04/25..............................       3,268
         65   Owens-Illinois, Inc.,
                7.50% due 05/15/10 + ...........................          69
                                                                  ----------
                                                                       3,337
                                                                  ----------
              CONSUMER NON-DURABLES -- 0.0%
        135   Tyco International Group S.A.,
                6.75% due 02/15/11..............................         151
        490   Xerox Corp.,
                9.75% due 01/15/09..............................         576
                                                                  ----------
                                                                         727
                                                                  ----------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              ELECTRICAL EQUIPMENT -- 0.5%
$     1,295   Bio-Rad Laboratories, Inc.,
                7.50% due 08/15/13..............................  $    1,425
      6,775   PerkinElmer, Inc.,
                8.875% due 01/15/13.............................       7,724
      6,000   Rockwell Automation, Inc.,
                6.70% due 01/15/28..............................       6,916
                                                                  ----------
                                                                      16,065
                                                                  ----------
              ELECTRONICS -- 0.1%
         50   GE Global Insurance Holding Corp.,
                7.00% due 02/15/26..............................          54
        100   GE Global Insurance Holding Corp.,
                7.50% due 06/15/10..............................         113
      4,045   Thomas & Betts Corp.,
                7.25% due 06/01/13..............................       4,437
                                                                  ----------
                                                                       4,604
                                                                  ----------
              ENERGY & SERVICES -- 0.8%
      4,200   Ferrellgas LP,
                6.99% due 08/01/05..............................       4,253
      5,000   Lasmo USA, Inc.,
                7.50% due 06/30/06..............................       5,303
        200   Newfield Exploration Co.,
                7.625% due 03/01/11.............................         225
      6,800   Occidental Petroleum Corp.,
                7.375% due 11/15/08.............................       7,626
        100   R&B Falcon Corp.,
                6.75% due 04/15/05..............................         101
        125   Transocean Sedco Forex, Inc.,
                6.95% due 04/15/08..............................         136
      2,500   Union Oil Co. of California,
                9.375% due 02/15/11.............................       3,042
      6,050   Unocal Corp.,
                5.05% due 10/01/12..............................       6,192
                                                                  ----------
                                                                      26,878
                                                                  ----------
              FINANCIAL SERVICES -- 3.0%
      8,330   American General Finance Corp.,
                3.875% due 10/01/09  + .........................       8,197
     18,030   Amvescap PLC,
                4.50% due 12/15/09 @ ...........................      18,011
      9,035   AvalonBay Communities, Inc.,
                8.25% due 07/15/08..............................      10,268
      5,800   Camden Property Trust,
                4.375% due 01/15/10.............................       5,781
      6,300   Credit Suisse First Boston USA, Inc.,
                6.125% due 11/15/11.............................       6,870
        175   Cullen/Frost Cap Trust I,
                2.86% due 03/01/34..............................         181
      3,800   Duke Realty LP,
                5.25% due 01/15/10..............................       3,924
      2,885   ERAC USA Finance Co.,
                8.25% due 05/01/05 @ ...........................       2,933
      5,700   ERP Operating LP,
                6.63% due 04/13/05..............................       5,758
      5,000   Ford Motor Credit Co.,
                5.70% due 01/15/10..............................       5,046

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
$    13,680   Goldman Sachs Group, Inc.,
                5.25% due 04/01/13..............................  $   14,028
         50   Goldman Sachs Group, Inc.,
                7.25% due 10/01/05 @ ...........................          52
         75   Host Marriott LP,
                9.50% due 01/15/07..............................          82
         75   Lehman Brothers, Inc.,
                11.625% due 05/15/05............................          77
      6,575   Merrill Lynch & Co., Inc.,
                4.125% due 09/10/09.............................       6,571
      9,500   Morgan (J.P.) Chase & Co.,
                5.125% due 09/15/14.............................       9,562
        100   Morgan Stanley Dean Witter & Co.,
                6.30% due 01/15/06..............................         103
        200   Prudential Holdings LLC,
                7.245% due 12/18/23 @ ..........................         237
         96   Regional Diversified Funding,
                9.25% due 03/15/30 @ ...........................         110
      7,825   Rouse Co.,
                7.20% due 09/15/12..............................       8,461
         40   Spieker Properties LP,
                8.00% due 07/19/05..............................          41
                                                                  ----------
                                                                     106,293
                                                                  ----------
              FOOD, BEVERAGE & TOBACCO -- 0.9%
         90   Altria Group, Inc.,
                7.00% due 11/04/13..............................          98
      3,750   ConAgra Foods, Inc.,
                7.00% due 10/01/28 + ...........................       4,363
      4,000   Foster's Finance Corp.,
                4.875% due 10/01/14 @ ..........................       3,977
     12,100   General Mills, Inc.,
                2.625% due 10/24/06.............................      11,894
     12,975   Kellogg Co.,
                2.875% due 06/01/08.............................      12,602
         45   Philip Morris Co., Inc.,
                6.375% due 02/01/06.............................          46
                                                                  ----------
                                                                      32,980
                                                                  ----------
              FOREST & PAPER PRODUCTS -- 0.6%
      5,050   Carter Holt Harvey Ltd.,
                9.50% due 12/01/24..............................       6,851
     12,100   Potlatch Corp.,
                12.50% due 12/01/09.............................      14,902
                                                                  ----------
                                                                      21,753
                                                                  ----------
              HEALTH SERVICES -- 0.5%
      6,240   HCA, Inc.,
                6.375% due 01/15/15.............................       6,265
      4,935   HCA, Inc.,
                6.95% due 05/01/12..............................       5,196
        250   HCA, Inc.,
                7.00% due 07/01/07  + ..........................         262

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              HEALTH SERVICES -- (CONTINUED)
$       100   ING Capital Funding Trust III,
                8.439% due 12/31/49.............................  $      120
      3,974   Manor Care, Inc.,
                7.50% due 06/15/06..............................       4,188
                                                                  ----------
                                                                      16,031
                                                                  ----------
              HOTELS & GAMING -- 0.7%
     10,325   Harrah's Operating Co., Inc.,
                5.50% due 07/01/10 + ...........................      10,688
      5,820   Marriott International, Inc.,
                7.875% due 09/15/09.............................       6,685
      8,525   Mohegan Tribal Gaming Authority,
                6.375% due 07/15/09 + ..........................       8,759
         15   Mohegan Tribal Gaming Authority,
                8.00% due 04/01/12..............................          16
                                                                  ----------
                                                                      26,148
                                                                  ----------
              INSURANCE -- 1.2%
        700   Aetna, Inc.,
                7.375% due 03/01/06.............................         729
      6,350   Aetna, Inc.,
                7.875% due 03/01/11.............................       7,432
         75   Americo Life, Inc.,
                7.875% due 05/01/13 @ ..........................          78
      4,700   Anthem, Inc.,
                6.80% due 08/01/12..............................       5,321
         75   First American Capital Trust I,
                8.50% due 04/15/12 ## ..........................          85
      5,400   Humana, Inc.,
                7.25% due 08/01/06..............................       5,685
      3,500   Prudential Insurance Co. of America,
                6.375% due 07/26/06 @ ..........................       3,681
        550   Reliastar Financial Corp.,
                8.00% due 10/30/06..............................         595
      6,800   St. Paul Cos., Inc. (The),
                8.125% due 04/15/10.............................       7,942
         35   Torchmark Corp.,
                7.875% due 05/15/23.............................          43
         50   URC Holdings Corp.,
                7.875% due 06/30/06 @  ## ......................          53
      5,865   UnitedHealth Group, Inc.,
                4.125% due 08/15/09.............................       5,861
      5,815   WellPoint Health Networks, Inc.,
                6.375% due 06/15/06.............................       6,055
                                                                  ----------
                                                                      43,560
                                                                  ----------
              MACHINERY -- 0.0%
        715   Briggs & Stratton Corp.,
                8.875% due 03/15/11.............................         860
                                                                  ----------
              MEDIA & ENTERTAINMENT -- 2.7%
      8,180   American Greetings Corp.,
                6.10% due 08/01/28..............................       8,732
     22,725   COX Communications, Inc.,
                5.50% due 10/01/15 + ...........................      22,596
      4,200   COX Radio, Inc.,
                6.375% due 05/15/05.............................       4,239

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
              MEDIA & ENTERTAINMENT -- (CONTINUED)
$     3,750   CSC Holdings, Inc.,
                7.625% due 07/15/18 + ..........................  $    3,966
         50   CSC Holdings, Inc.,
                7.875% due 12/15/07.............................          54
        500   Comcast Cable Communications,
                8.50% due 05/01/27..............................         664
        100   Comcast Corp.,
                10.625% due 07/15/12............................         131
      1,100   Continental Cablevision, Inc.,
                9.50% due 08/01/13..............................       1,191
      3,625   News America Holdings, Inc.,
                7.70% due 10/30/25..............................       4,300
         65   Park Place Entertainment Corp.,
                7.00% due 04/15/13 + ...........................          72
         50   TCI Communications, Inc.,
                8.35% due 02/15/05..............................          50
      4,025   TCI Communications, Inc.,
                8.75% due 08/01/15..............................       5,134
      7,975   Tele-Communications, Inc.,
                7.875% due 08/01/13.............................       9,562
        100   Time Warner Cos., Inc.,
                7.57% due 02/01/24..............................         118
     16,300   Time Warner Entertainment Co., LP,
                8.375% due 03/15/23.............................      20,435
        250   Time Warner, Inc.,
                6.875% due 06/15/18.............................         283
        125   Time Warner, Inc.,
                7.75% due 06/15/05..............................         127
      5,775   Walt Disney Co. (The),
                6.375% due 03/01/12.............................       6,431
      5,040   Walt Disney Co. (The),
                7.30% due 02/08/05..............................       5,062
                                                                  ----------
                                                                      93,147
                                                                  ----------
              METALS, MINERALS & MINING -- 0.3%
      8,425   International Steel Group, Inc.,
                6.50% due 04/15/14..............................       9,036
                                                                  ----------
              REAL ESTATE -- 0.2%
         75   EOP Operating LP,
                8.375% due 03/15/06.............................          79
      8,425   Westfield Capital Corp.,
                5.125% due 11/15/14 @ ..........................       8,385
                                                                  ----------
                                                                       8,464
                                                                  ----------
              RETAIL -- 0.9%
      8,400   Aramark Services, Inc.,
                7.10% due 12/01/06..............................       8,904
      8,000   Ingles Markets, Inc.,
                8.875% due 12/01/11 + ..........................       8,560
      6,770   Kroger Co. (The),
                6.80% due 04/01/11..............................       7,630

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              RETAIL -- (CONTINUED)
$        80   McDonald's Corp.,
                7.05% due 11/15/25..............................  $       85
      4,965   Staples, Inc.,
                7.125% due 08/15/07.............................       5,344
                                                                  ----------
                                                                      30,523
                                                                  ----------
              SOFTWARE & SERVICES -- 0.1%
         65   AOL Time Warner, Inc.,
                6.125% due 04/15/06.............................          67
      3,000   Fiserv, Inc.,
                3.00% due 06/27/08..............................       2,910
                                                                  ----------
                                                                       2,977
                                                                  ----------
              TRANSPORTATION -- 1.5%
        100   Boeing Capital Corp.,
                4.29% due 06/20/05..............................         101
      7,200   Boeing Capital Corp.,
                5.75% due 02/15/07 + ...........................       7,519
        250   Boeing Capital Corp.,
                6.10% due 03/01/11 + ...........................         273
      3,800   Fedex Corp.,
                3.50% due 04/01/09..............................       3,721
         75   General Motors Acceptance Corp.,
                4.50% due 07/15/06..............................          75
        150   General Motors Acceptance Corp.,
                5.25% due 05/16/05..............................         151
        100   General Motors Acceptance Corp.,
                6.75% due 01/15/06..............................         103
      8,750   General Motors Acceptance Corp.,
                6.75% due 12/01/14 + ...........................       8,762
     11,125   General Motors Corp.,
                7.20% due 01/15/11 + ...........................      11,410
     10,150   General Motors Corp.,
                8.80% due 03/01/21..............................      10,983
        325   Roadway Corp.,
                8.25% due 12/01/08..............................         365
      6,773   Textron Financial Corp.,
                5.875% due 06/01/07.............................       7,120
      2,625   Trinity Industries, Inc.,
                6.50% due 03/15/14..............................       2,625
                                                                  ----------
                                                                      53,208
                                                                  ----------
              UTILITIES -- 5.7%
         50   AmerenEnergy Generating Co.,
                7.75% due 11/01/05..............................          52
      2,940   Buckeye Partners LP,
                5.30% due 10/15/14..............................       2,978
      8,530   Carolina Power & Light Co.,
                5.125% due 09/15/13.............................       8,726
      6,080   Carolina Power & Light Co.,
                6.125% due 09/15/33 + ..........................       6,475
        175   CenterPoint Energy Resources Corp.,
                6.50% due 02/01/08..............................         188
      1,750   Centerior Energy Corp.,
                7.13% due 07/01/07..............................       1,890
         50   Centerpoint Energy, Inc.,
                5.875% due 06/01/08 + ..........................          52

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
v$    7,475   Centerpoint Energy, Inc.,
                6.85% due 06/01/15..............................  $    8,274
      9,960   Commonwealth Edison Co.,
                4.70% due 04/15/15 + ...........................       9,866
        125   Consolidated Edison Co. of New York,
                7.75% due 06/01/26..............................         134
      8,225   Consolidated Natural Gas Co.,
                5.375% due 11/01/06.............................       8,495
      5,575   Consumers Energy Co.,
                6.25% due 09/15/06..............................       5,821
      3,875   Detroit Edison Co. (The),
                6.125% due 10/01/10.............................       4,227
         80   Dominion Resources, Inc.,
                5.25% due 08/01/33..............................          80
      6,080   Duke Energy Corp.,
                3.75% due 03/05/08..............................       6,073
         60   Dynegy Holdings, Inc.,
                10.125% due 07/15/13 @ .........................          69
      7,300   El Paso CGP Co.,
                6.50% due 06/01/08 + ...........................       7,391
      8,600   FPL Group Capital, Inc.,
                3.25% due 04/11/06..............................       8,605
      7,600   Florida Power & Light Co.,
                5.65% due 02/01/35..............................       7,819
      1,475   Kansas Gas & Electric Co.,
                6.20% due 01/15/06..............................       1,517
        780   Kansas Gas & Electric Co.,
                8.29% due 03/29/16..............................         805
         93   Kern River Funding Corp.,
                4.893% due 04/30/18 @ ..........................          95
      8,740   Kinder Morgan, Inc.,
                6.65% due 03/01/05..............................       8,795
        150   Kinder Morgan, Inc.,
                6.80% due 03/01/08..............................         162
     11,190   Monongahela Power Co.,
                6.70% due 06/15/14 @ ...........................      12,397
        150   New England Telephone & Tele Co.,
                7.65% due 06/15/07..............................         163
        113   Niagara Mohawk Power Corp.,
                7.625% due 10/01/05.............................         117
      5,000   Northern States Power Co.,
                2.875% due 08/01/06.............................       4,959
      7,750   Northern States Power Co.,
                8.00% due 08/28/12 + ...........................       9,445
      4,150   Northwestern Corp.,
                7.30% due 12/01/06 @ ...........................       4,376
      7,300   Pacificorp,
                5.45% due 09/15/13..............................       7,640
      3,100   Pacificorp,
                6.12% due 01/15/06..............................       3,188
      4,890   Panhandle Eastern Pipeline,
                2.75% due 03/15/07..............................       4,788
      8,090   Plains All American Pipeline LP,
                5.625% due 12/15/13.............................       8,321
      4,850   Public Service Co. of Colorado,
                4.875% due 03/01/13.............................       4,927

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              UTILITIES -- (CONTINUED)
$     8,000   Sierra Pacific Power Co.,
                8.00% due 06/01/08..............................  $    8,760
     11,050   Southern California Edison Co.,
                8.00% due 02/15/07..............................      12,033
        850   Tennessee Gas Pipeline Co.,
                7.00% due 10/15/28 + ...........................         852
        500   Tennessee Gas Pipeline Co.,
                7.50% due 04/01/17 + ...........................         551
      4,150   Texas-New Mexico Power Co.,
                6.125% due 06/01/08.............................       4,274
      7,165   Waste Management, Inc.,
                7.00% due 10/15/06..............................       7,589
        150   Waste Management, Inc.,
                7.375% due 08/01/10.............................         172
      3,425   Westar Energy, Inc.,
                7.875% due 05/01/07.............................       3,725
                                                                  ----------
                                                                     196,866
                                                                  ----------
              Total corporate notes
                (cost $875,466).................................  $  896,619
                                                                  ----------
 PRINCIPAL
 AMOUNT I
-----------
          v
FOREIGN BONDS & NOTES -- 15.7%
              BANKS -- 0.6%
$     4,980   Abbey National PLC,
                6.69% due 10/17/05..............................  $    5,104
      4,460   Abbey National PLC,
                6.70% due 06/29/49..............................       4,828
        100   Abbey National PLC,
                7.35% due 10/29/49..............................         106
        200   Barclays Bank PLC,
                8.55% due 09/29/49 @ ...........................         244
         75   HSBC Capital Funding LP,
                4.61% due 12/29/49 @ ...........................          72
EUR     150   Landesbank Baden-Wuerttemberg Girozentrale,
                3.25% due 05/08/08..............................         206
         80   Lloyds TSB Bank PLC,
                2.938% due 06/29/49.............................          71
      3,300   Morgan Stanley Bank AG for OAO Gazprom,
                9.625% due 03/01/13.............................       3,913
        100   National Westminister Bank PLC,
                2.125% due 08/01/49.............................          88
        120   Spintab AB,
                7.50% due 08/14/49 @ ...........................         127
      6,065   TuranAlem Finance BV,
                7.875% due 06/02/10.............................       6,114
                                                                  ----------
                                                                      20,873
                                                                  ----------
              COMMUNICATIONS -- 0.9%
         75   British Telecommunications PLC,
                7.875% due 12/15/05.............................          78
      8,450   Deutsche Telekom International Finance BV,
                8.25% due 06/15/05..............................       8,647

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
              COMMUNICATIONS -- (CONTINUED)
$     5,690   Deutsche Telekom International Finance BV,
                8.50% due 06/15/10..............................  $    6,779
      2,150   Rogers Cable, Inc.,
                6.25% due 06/15/13..............................       2,155
        325   TELUS Corp.,
                7.50% due 06/01/07..............................         353
      5,955   TELUS Corp.,
                8.00% due 06/01/11..............................       7,057
      4,990   Telefonica Europe BV,
                7.35% due 09/15/05..............................       5,138
                                                                  ----------
                                                                      30,207
                                                                  ----------
              CONSTRUCTION -- 0.1%
      3,605   Asia Aluminum Holdings Ltd.,
                8.00% due 12/23/11 @ ...........................       3,641
                                                                  ----------
              ENERGY & SERVICES -- 1.1%
      3,470   EnCana Corp.,
                6.30% due 11/01/11..............................       3,812
      7,795   Gazprom International S.A.,
                7.201% due 02/01/20 @ ..........................       8,243
        150   Husky Oil Ltd.,
                7.125% due 11/15/06.............................         159
        220   Husky Oil Ltd.,
                8.90% due 08/15/28..............................         250
      6,425   Pemex Project Funding Master Trust Co.,
                7.375% due 12/15/14 + ..........................       7,141
      4,635   Petro-Canada,
                5.35% due 07/15/33..............................       4,331
        100   Petroleos Mexicanos,
                6.50% due 02/01/05 + ...........................         100
      7,060   Petroleos Mexicanos,
                9.25% due 03/30/18 + ...........................       8,754
      6,475   Repsol International Finance BV,
                7.45% due 07/15/05..............................       6,626
                                                                  ----------
                                                                      39,416
                                                                  ----------
              FINANCIAL SERVICES -- 0.0%
         58   Pemex Finance Ltd.,
                8.02% due 05/15/07..............................          61
        100   Southern Investments UK PLC,
                6.80% due 12/01/06..............................         105
        200   Yorkshire Power Finance Ltd.,
                6.496% due 02/15/08.............................         211
        100   Yorkshire Power Pass-Through Asset Trust,
                8.25% due 02/15/05 @ ...........................         102
                                                                  ----------
                                                                         479
                                                                  ----------
              FOOD, BEVERAGE & TOBACCO -- 0.3%
     11,500   Cadbury Schweppes Finance PLC,
                5.00% due 06/26/07..............................      11,787
                                                                  ----------

 PRINCIPAL                                                          MARKET
 AMOUNT I                                                          VALUE U
-----------                                                       ----------
              FOREIGN GOVERNMENTS -- 9.7%
 EUR 75,700   Bundesobligation,
                3.50% due 10/10/08..............................  $  105,197
 EUR 23,930   Bundesobligation,
                4.50% due 08/17/07..............................      34,050
 CAD    200   Canadian Government Bond,
                7.25% due 06/01/07..............................         183
 CAD    200   Canadian Government Bond,
                9.00% due 03/01/11..............................         213
 EUR 63,275   France Government Bond OAT,
                4.00% due 10/25/13..............................      88,685
 EUR    200   French Treasury Note,
                3.50% due 01/12/08..............................         278
 EUR      1   French Treasury Note,
                5.00% due 07/12/05..............................           1
 EUR 46,300   Italy Buoni Poliennali Del Tesoro,
                6.75% due 02/01/07..............................      68,331
     32,225   Italy Government International Bond,
                3.75% due 12/14/07 + ...........................      32,299
 AUD    300   Italy Government International Bond,
                5.875% due 08/14/08.............................         237
      9,200   Mexico Government International Bond,
                4.625% due 10/08/08.............................       9,315
        150   Mexico Government International Bond,
                6.625% due 03/03/15 + ..........................         161
        275   Mexico Government International Bond,
                7.50% due 04/08/33 + ...........................         297
                                                                  ----------
                                                                     339,247
                                                                  ----------
              FOREST & PAPER PRODUCTS -- 0.4%
      5,350   Abitibi-Consolidated, Inc.,
                8.85% due 08/01/30..............................       5,377
      8,340   Domtar, Inc.,
                7.875% due 10/15/11 + ..........................       9,625
                                                                  ----------
                                                                      15,002
                                                                  ----------
              HOTELS & GAMING -- 0.1%
      5,000   Gruma S.A. de CV,
                7.75% due 12/03/49 @ ...........................       4,988
         75   Intrawest Corp.,
                7.50% due 10/15/13..............................          80
                                                                  ----------
                                                                       5,068
                                                                  ----------
              MACHINERY -- 0.2%
 EUR    250   Deutsche Bundesrepublik,
                4.50% due 07/04/09..............................         361
 EUR  5,550   Fondo LatinoAmericano De Reservas,
                3.00% due 08/01/06 @ ...........................       5,524
                                                                  ----------
                                                                       5,885
                                                                  ----------
              MEDIA & ENTERTAINMENT -- 0.3%
      7,300   British Sky Broadcasting Group PLC,
                7.30% due 10/15/06..............................       7,755
      3,660   Shaw Communications, Inc.,
                8.25% due 04/11/10..............................       4,163
                                                                  ----------
                                                                      11,918
                                                                  ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
              METALS, MINERALS & MINING -- 0.6%
$     5,645   Corp. Nacional del Cobre de Chile,
                4.75% due 10/15/14 @ ...........................  $    5,534
      7,200   Inco Ltd.,
                7.75% due 05/15/12 + ...........................       8,525
      7,300   Placer Dome, Inc.,
                7.125% due 06/15/07.............................       7,857
                                                                  ----------
                                                                      21,916
                                                                  ----------

              TRANSPORTATION -- 0.7%
     16,750   Bombardier, Inc.,
                6.30% due 05/01/14 @ ...........................      14,531
      7,175   Royal Caribbean Cruises Ltd.,
                6.875% due 12/01/13.............................       7,749
                                                                  ----------
                                                                      22,280
                                                                  ----------
              UTILITIES -- 0.7%
     13,500   France Telecom S.A.,
                8.50% due 03/01/11..............................      16,104
        150   France Telecom S.A.,
                9.25% due 03/01/31..............................         203
      4,378   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                3.437% due 09/15/09 @ ..........................       4,299
                                                                  ----------
                                                                      20,606
                                                                  ----------
              Total foreign bonds & notes
                (cost $519,421).................................  $  548,325
                                                                  ----------
INTEREST ONLY -- 1.5%
              FINANCIAL SERVICES -- 1.5%
    288,928   Banc of America Commercial Mortgage, Inc., Series
                2004-6, Class XP IO,
                4.21% due 12/10/42..............................       8,397
    148,556   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-PWR3, Class X1,
                7.77% due 02/11/41 @ ...........................       3,303
     85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-PWR5, Class X2,
                4.25% due 07/11/42..............................       3,875
     67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-PWR6, Class X2,
                4.40% due 11/11/41..............................       2,527
     74,619   GMAC Commercial Mortgage Securities, Inc., Series
                2004-C3, Class X2,
                4.12% due 12/10/41..............................       2,546
    183,000   GS Mortgage Securities Corp., Series 2004-GG2,
                Class XP,
                4.10% due 08/01/38..............................       3,096
     72,059   Merrill Lynch Mortgage Trust,
                3.84% due 09/12/41 @ ...........................       3,333
     69,939   Morgan (J.P.) Chase Commercial Mortgage Securities
                Corp., Series 2004-C1, Class X2,
                3.99% due 01/15/38 @ ...........................       3,116

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              FINANCIAL SERVICES -- (CONTINUED)
$   336,727   Morgan (J.P.) Chase Commercial Mortgage Securities
                Corp., Series 2004-C3, Class X2,
                4.19% due 01/15/42..............................  $    8,068
     46,200   Tennessee Valley Linked Call Strips,
                Series 2002-TVA-1
                6.46% due 11/01/25..............................      10,584
     66,315   Wachovia Bank Commercial Mortgage Trust, Series
                2004-C10, Class XP,
                4.04% due 02/15/41 @ ...........................       2,843
                                                                  ----------
                                                                      51,688
                                                                  ----------
              Total interest only
                (cost $52,597)..................................  $   51,688
                                                                  ----------
MUNICIPAL BONDS -- 0.4%
              FINANCIAL SERVICES -- 0.4%
        275   Industry California Urban Development Agency,
                6.10% due 05/01/24..............................  $      283
     15,200   State of Illinois,
                5.10% due 06/01/33..............................      14,601
                                                                  ----------
                                                                      14,884
                                                                  ----------
              Total municipal bonds
                (cost $15,482)..................................  $   14,884
                                                                  ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 36.9%
              FEDERAL HOME LOAN BANK -- 0.1%
      2,350   6.43% due 02/20/2007..............................  $    2,487
                                                                  ----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
     21,000   4.10% due 01/28/2014..............................      20,847
     26,783   5.50% due 10/01/18 -- 05/01/34....................      27,229
     57,709   6.00% due 04/01/17 -- 09/01/34 ### ...............      59,653
         19   6.50% due 07/01/16 -- 08/01/32....................          20
         37   7.50% due 09/01/29 -- 11/01/31....................          40
                                                                  ----------
                                                                     107,789
                                                                  ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.9%
        250   3.678% due 02/17/2009.............................         252
    187,198   5.00% due 02/01/18 -- 09/01/34 ### ...............     187,448
    294,616   5.50% due 06/01/18 -- 10/01/34....................     299,328
    140,303   6.00% due 07/01/12 -- 10/01/34 ### ...............     145,342
        245   6.30% due 04/01/08................................         260
     22,602   6.50% due 11/01/14 -- 01/01/33....................      23,728
         80   7.00% due 02/01/16 -- 09/01/32....................          85
      3,038   7.50% due 11/01/15 -- 05/01/32....................       3,256
         14   8.00% due 04/01/32................................          15
                                                                  ----------
                                                                     659,714
                                                                  ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
              vGovernment National Mortgage ASSOCIATION -- 5.7%
$    27,745   5.00% due 05/15/33 -- 06/15/34....................  $   27,790
     65,888   5.50% due 01/01/33 -- 10/20/34 ### ...............      67,279
     53,420   6.00% due 12/15/31 -- 09/15/34....................      55,409
     46,819   6.50% due 02/15/28 -- 09/15/32....................      49,331
        197   7.00% due 06/20/30 -- 08/15/31....................         209
          1   7.50% due 01/15/32................................           1
         25   8.50% due 11/15/24................................          28
                                                                  ----------
                                                                     200,047
                                                                  ----------
              U.S. INFLATION-INDEXED SECURITIES -- 2.9%
     99,106   2.00% due 07/15/14 + .............................     102,250
                                                                  ----------
              U.S. TREASURY BONDS -- 3.3%
     18,743   5.375% due 02/15/31 + ............................      20,267
     54,960   6.25% due 08/15/23 + .............................      64,344
     25,100   6.875% due 08/15/25 + ............................      31,615
                                                                  ----------
                                                                     116,226
                                                                  ----------
              U.S. TREASURY NOTES -- 2.9%
    101,600   1.875% due 11/30/05 + ............................     100,806
                                                                  ----------
              Total U.S. treasuries & federal agencies
                (cost $1,277,854)...............................  $1,289,319
                                                                  ----------
  SHARES
-----------
          v
WARRANTS -- 0.0%
              COMMUNICATIONS -- 0.0%
          1   Iridium World Communications, Inc. * ##  @@ ......  $       --
                                                                  ----------
              UTILITIES -- 0.0%
         --   Ntelos, Inc. * ##  @@ ............................          --
                                                                  ----------
              Total warrants
                (cost $98)......................................  $       --
                                                                  ----------
SHORT-TERM SECURITIES -- 20.8%
              INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
              SECURITIES -- 12.2%
    427,391   State Street Navigator Securities Lending Prime
                Portfolio.......................................  $  427,391
                                                                  ----------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ----------
              REPURCHASE AGREEMENTS -- 8.6%
$   112,583   BPN Paribas Joint Repurchase Agreement (See Note
                2(d)),
                1.60% due 01/03/05..............................  $  112,583
     90,067   RBS Greenwich Capital Markets Joint Repurchase
                Agreement (See Note 2(d)),
                1.58% due 01/03/05..............................      90,067
     97,491   UBS Securities Joint Repurchase Agreement (See
                Note 2(d)),
                1.58% due 01/03/05..............................      97,491
                                                                  ----------
                                                                     300,141
                                                                  ----------
              Total short-term securities
                (cost $727,532).................................  $  727,532
                                                                  ----------
              INVESTMENTS IN SECURITIES AT VALUE
                (TOTAL COST $3,900,149) o -- 113.2%.............   3,959,243
              OTHER ASSETS, LESS LIABILITIES -- (13.2%).........    (461,157)
                                                                  ----------
              NET ASSETS -- 100.0%..............................  $3,498,086
                                                                  ==========

Note: Market value of investments in foreign securities represents 15.4% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $159,207 or 4.6% of net assets.

  ## Illiquid Securities (See Note 2m).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  I  All principal amounts are in U.S. dollars unless otherwise indicated

       AUD -- Australian Dollar

       EUR -- Euro

       CAD -- Canadian Dollar

  X  Debt security in default due to bankruptcy.

  O At December 31, 2004, the cost of securities for federal income tax purposes is $3,901,259 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 73,640
      Unrealized depreciation........................   (15,656)
                                                       --------
      Net Unrealized appreciation....................  $ 57,984
                                                       ========

 ### The cost of the securities purchased on a when-issued basis at December 31, 2004 was $86,702.

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                         MARKET             CONTRACT
DESCRIPTION                      TRANSACTION             VALUE               AMOUNT             DELIVERY DATE
-----------                      -----------             ------             --------            -------------
EURO                                 BUY                $ 34,711            $ 34,622              1/26/2005
EURO                                 BUY                  35,683              34,216              1/26/2005
EURO                                SELL                 119,463             110,916              1/26/2005
EURO                                SELL                  70,186              68,607              1/26/2005
EURO                                SELL                  56,419              55,069              1/26/2005
EURO                                SELL                  24,917              24,242              1/26/2005

                         UNREALIZED
                        APPRECIATION
DESCRIPTION            (DEPRECIATION)
-----------            --------------
EURO                      $     89
EURO                         1,467
EURO                        (8,547)
EURO                        (1,579)
EURO                        (1,350)
EURO                          (675)
                          --------
                          $(10,595)
                          ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCKS -- 97.9%
            BANKS -- 8.2%
   1,994    American Capital Strategies Ltd. + ...............  $    66,513
   4,039    Bayerische Vereinsbank AG + B ....................       91,533
   6,531    Citigroup, Inc. ..................................      314,683
   8,617    Countrywide Financial Corp........................      318,911
     550    EFG Eurobank Ergasias S.A.  B ....................       18,893
      14    Mitsubishi Tokyo Financial Group, Inc. + B .......      142,064
  30,595    PT Bank Rakyat Indonesia  B ......................        9,491
   3,774    Unibanco-Uniao de Bancos Brasileiros S.A., GDR
              + ..............................................      119,724
                                                                -----------
                                                                  1,081,812
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   2,135    Fluor Corp. + ....................................      116,373
                                                                -----------
            CHEMICALS -- 2.8%
   2,642    Dow Chemical Co. (The)............................      130,796
   5,063    Lyondell Chemical Co. ............................      146,419
   1,625    Monsanto Co. .....................................       90,269
                                                                -----------
                                                                    367,484
                                                                -----------
            COMMUNICATIONS -- 5.7%
   3,510    America Movil S.A. de C.V., ADR + ................      183,759
   4,175    Motorola, Inc. + .................................       71,813
   7,785    Nextel Communications, Inc., Class A * ...........      233,550
     684    Research in Motion Ltd. *+ .......................       56,360
   8,037    Sprint Corp.-FON Group + .........................      199,710
   5,000    ZTE Corp. *+ .....................................       16,178
                                                                -----------
                                                                    761,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
   4,597    EMC Corp. *.......................................       68,353
  45,048    HON HAI Precision Industry  B ....................      209,229
   1,433    International Business Machines Corp. + ..........      141,295
     176    Symbol Technologies, Inc. ........................        3,045
                                                                -----------
                                                                    421,922
                                                                -----------
            CONSUMER NON-DURABLES -- 5.6%
   4,665    McKesson Corp. ...................................      146,770
     517    Nintendo Co., Ltd. B .............................       65,207
   6,000    Safeway, Inc. *+ .................................      118,440
   7,744    Tyco International Ltd. ..........................      276,756
   7,738    Xerox Corp. *+ ...................................      131,620
                                                                -----------
                                                                    738,793
                                                                -----------
            DRUGS -- 4.3%
   2,283    AstraZeneca PLC, ADR..............................       83,078
   3,250    Elan Corp., PLC, ADR *+ ..........................       88,563
   3,009    Forest Laboratories, Inc. *.......................      134,970
   4,165    IVAX Corp. *+ ....................................       65,896
   3,682    Millennium Pharmaceuticals, Inc. *+ ..............       44,628
   1,040    Novartis AG ADR...................................       52,557
   1,304    OSI Pharmaceuticals, Inc. *+ .....................       97,578
                                                                -----------
                                                                    567,270
                                                                -----------
            ELECTRONICS -- 8.8%
  11,562    Altera Corp. * ...................................      239,331
   3,318    Amphenol Corp. * .................................      121,896

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            ELECTRONICS -- (CONTINUED)
   4,366    Broadcom Corp., Class A * ........................  $   140,938
   4,500    Cisco Systems, Inc. *+ ...........................       86,850
   1,572    Cooper Industries Ltd. + .........................      106,696
      --    Freescale Semiconductor, Inc., Class B * @@ ......           --
   2,192    NVIDIA Corp. *....................................       51,648
     969    Samsung Electronics Co., Ltd. + B ................      420,814
                                                                -----------
                                                                  1,168,173
                                                                -----------
            ENERGY & SERVICES -- 7.6%
   4,566    Devon Energy Corp. + .............................      177,689
   1,185    Encana Corp. .....................................       67,605
     816    Peabody Energy Corp. .............................       66,039
   2,145    Petro-Canada......................................      109,443
   2,338    SK Corp. *+ B ....................................      127,989
   3,635    Sasol Ltd., ADR + ................................       78,813
   3,275    Suncor Energy, Inc. + ............................      115,935
   2,284    Valero Energy Corp. + ............................      103,707
   1,347    Weatherford International Ltd. *+ ................       69,101
   2,402    XTO Energy, Inc. + ...............................       84,972
                                                                -----------
                                                                  1,001,293
                                                                -----------
            FINANCIAL SERVICES -- 3.7%
   1,829    Goldman Sachs Group, Inc. ........................      190,248
   1,193    Orix Corp. + B ...................................      163,207
   2,186    Spirit Finance Corp.   @B ........................       24,884
   5,000    Standard Bank Group Ltd. .........................       58,398
     790    Takefuji Corp. + B ...............................       53,416
                                                                -----------
                                                                    490,153
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
   4,116    Bunge Ltd. + .....................................      234,642
      15    Japan Tobacco, Inc.  B ...........................      175,422
                                                                -----------
                                                                    410,064
                                                                -----------
            FOREST & PAPER PRODUCTS -- 1.6%
     770    Kimberly-Clark Corp. .............................       50,661
      --    Neenah Paper, Inc. * @@ ..........................           --
   8,500    Smurfit-Stone Container Corp. * ..................      158,780
                                                                -----------
                                                                    209,441
                                                                -----------
            HOTELS & GAMING -- 0.4%
     945    Starwood Hotels & Resorts Worldwide, Inc. ........       55,176
                                                                -----------
            INSURANCE -- 4.6%
   5,503    Ace Ltd. .........................................      235,245
   1,144    American International Group, Inc. + .............       75,094
     634    Marsh & McLennan Cos., Inc. + ....................       20,845
   4,097    St. Paul Travelers Cos., Inc. (The)...............      151,879
   1,091    WellPoint, Inc. * ................................      125,488
                                                                -----------
                                                                    608,551
                                                                -----------
            MACHINERY -- 3.3%
   1,807    Deere & Co. + ....................................      134,426
   1,680    Ingersoll Rand Co. ...............................      134,904
   1,388    Lam Research Corp. *+ ............................       40,136
   1,746    Parker-Hannifin Corp. ............................      132,212
                                                                -----------
                                                                    441,678
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 3.7%
   4,182    Comcast Corp. * ..................................  $   137,324
   6,294    Publishing & Broadcasting Ltd. + B ...............       86,515
   7,020    Time Warner, Inc. * ..............................      136,461
   4,696    Walt Disney Co. (The).............................      130,552
                                                                -----------
                                                                    490,852
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.1%
   6,204    BHP Billiton Ltd., ADR + .........................      149,027
                                                                -----------
            METALS, MINERALS & MINING -- 8.6%
   4,496    Allegheny Technologies, Inc. + ...................       97,430
   2,490    Apex Silver Mines Ltd. *+ ........................       42,780
   1,003    Cameco Corp. *+ ..................................      105,185
   4,511    Companhia Vale do Rio Doce ADR + .................      130,855
   2,238    Engelhard Corp. ..................................       68,627
   1,609    International Steel Group, Inc. *+ ...............       65,276
   6,583    Rio Tinto PLC  B .................................      194,159
   7,000    Teck Cominco Ltd. ................................      215,699
   1,541    United States Steel Corp. + ......................       78,992
   8,028    Xstrata PLC  B ...................................      143,363
                                                                -----------
                                                                  1,142,366
                                                                -----------
            REAL ESTATE -- 0.4%
  35,043    Hang Lung Properties Ltd. + B ....................       54,165
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 2.2%
   2,035    General Growth Properties, Inc. + ................       73,587
   6,510    Host Marriott Corp. +.............................      112,623
     515    Spirit Finance Corp. *+ ..........................        6,515
   2,071    iStar Financial, Inc. ............................       93,715
                                                                -----------
                                                                    286,440
                                                                -----------
            RETAIL -- 4.7%
   5,733    Gap, Inc. (The) + ................................      121,087
  20,612    Kingfisher PLC  B ................................      122,368
   1,830    Neiman-Marcus Group, Inc. + ......................      130,933
   3,000    Penney (J.C.) Co., Inc. + ........................      124,200
   1,038    eBay, Inc. *......................................      120,734
                                                                -----------
                                                                    619,322
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     366    Puma AG  B .......................................      100,681
                                                                -----------
            SOFTWARE & SERVICES -- 5.5%
   2,504    Cognex Corp. .....................................       69,848
   1,756    Electronic Arts, Inc. * ..........................      108,279
   6,639    Microsoft Corp. ..................................      177,333
   9,080    Oracle Corp. * ...................................      124,571
   3,058    VeriSign, Inc. *+ ................................      102,497
   3,838    Yahoo!, Inc. *+ ..................................      144,605
                                                                -----------
                                                                    727,133
                                                                -----------
            TRANSPORTATION -- 6.0%
  12,921    Air China Ltd.  @ ................................        4,987
  90,728    Air China Ltd. *+ ................................       35,018
   3,331    CSX Corp. + ......................................      133,494
     539    Honeywell International, Inc. ....................       19,097

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   3,738    JetBlue Airways Corp. *+ .........................  $    86,794
   1,800    Northwest Airlines Corp. *+ ......................       19,674
   8,254    Toyota Motor Corp.  B ............................      338,749
   1,652    United Technologies Corp. + ......................      170,724
                                                                -----------
                                                                    808,537
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
   2,147    Federal Home Loan Mortgage Corp. .................      158,249
                                                                -----------
            Total common stocks
              (cost $10,495,687)..............................  $12,976,325
                                                                -----------
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.7%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
$ 72,563    6.125% due 11/15/27...............................  $    84,755
     284    6.25% due 05/15/30................................          341
     621    11.25% due 02/15/15...............................        1,003
                                                                -----------
                                                                     86,099
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   3,498    1.625% due 02/28/06...............................        3,469
     675    5.00% due 08/15/11................................          731
   2,025    6.50% due 10/15/06................................        2,175
                                                                -----------
                                                                      6,375
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $92,474)..................................  $    92,474
                                                                -----------
 SHARES
---------
WARRANTS -- 0.2%
            COMMUNICATIONS -- 0.2%
   3,537    Icici Bank Ltd.  @ ...............................  $    31,053
                                                                -----------
            Total warrants
              (cost $22,227)..................................  $    31,053
                                                                -----------
SHORT-TERM SECURITIES -- 6.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.6%
 621,262    State Street Navigator Securities Lending Prime
              Portfolio.......................................      608,453
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.5%
$ 23,016    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    23,016
  23,016    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       23,016
  39,702    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       39,702

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  9,831    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $     9,831
 104,146    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      104,146
                                                                -----------
                                                                    199,711
                                                                -----------
            Total short-term securities
              (cost $808,164).................................  $   808,164
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $11,418,552) G o -- 104.9%..........   13,908,016
            OTHER ASSETS, LESS LIABILITIES -- (4.9%)..........     (650,273)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $13,257,743
                                                                ===========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
  *  Non-income producing during the period.
  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).
  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $60,924 or 0.5% of net assets.
  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $2,542,149, which represents 19.2% of the total net assets.
  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  G  Cost of securities from the proceeds of security leading is $92,474.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $11,429,905 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $2,638,599
      Unrealized depreciation.......................    (160,488)
                                                      ----------
      Net Unrealized appreciation...................  $2,478,111
                                                      ==========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               73.3%
---------------------------------------------------------------
Japan                                                   7.1
---------------------------------------------------------------
Canada                                                  5.1
---------------------------------------------------------------
South Korea                                             4.1
---------------------------------------------------------------
United Kingdom                                          3.0
---------------------------------------------------------------
Brazil                                                  1.9
---------------------------------------------------------------
Australia                                               1.8
---------------------------------------------------------------
Taiwan                                                  1.6
---------------------------------------------------------------
Switzerland                                             1.5
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Germany                                                 1.4
---------------------------------------------------------------
South Africa                                            1.0
---------------------------------------------------------------
Ireland                                                 0.7
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Indonesia                                               0.1
---------------------------------------------------------------
Greece                                                  0.1
---------------------------------------------------------------
Other Assets and Liabilities                           (4.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                 Buy             $1,439          $1,425          1/5/2005              $ 14
Australian Dollar                                 Buy             4,446            4,428          1/6/2005                18
EURO                                              Buy               845              847          1/5/2005                (2)
EURO                                              Buy             2,078            2,076          1/3/2005                 2
EURO                                              Buy             2,197            2,208          1/4/2005               (11)
                                                                                                                        ----
                                                                                                                        $ 21
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 99.5%
            BANKS -- 8.3%
       6    Citigroup, Inc. ..................................  $      287
       8    Countrywide Financial Corp. ......................         300
       6    Doral Financial Corp. ............................         298
       3    Fifth Third Bancorp...............................         134
       9    MBNA Corp. .......................................         264
                                                                ----------
                                                                     1,283
                                                                ----------
            BUSINESS SERVICES -- 1.0%
       2    Omnicom Group, Inc. ..............................         148
                                                                ----------
            COMMUNICATIONS -- 1.2%
      11    Motorola, Inc. ...................................         186
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.7%
       4    CDW Corp. ........................................         254
       3    International Business Machines Corp. ............         320
       2    Lexmark International, Inc. *.....................         132
       3    Zebra Technologies Corp. *........................         169
                                                                ----------
                                                                       875
                                                                ----------
            CONSTRUCTION -- 1.6%
       5    Jacobs Engineering Group, Inc. *..................         243
                                                                ----------
            CONSUMER DURABLES -- 2.2%
       3    Gentex Corp. .....................................         113
       9    Newell Rubbermaid, Inc. ..........................         220
                                                                ----------
                                                                       333
                                                                ----------
            CONSUMER NON-DURABLES -- 0.7%
       4    Performance Food Group Co. *......................         110
                                                                ----------
            CONSUMER SERVICES -- 2.4%
       5    H&R Block, Inc. ..................................         225
       4    Weight Watchers International, Inc. *.............         150
                                                                ----------
                                                                       375
                                                                ----------
            DRUGS -- 9.1%
       3    Biogen Idec, Inc. *...............................         167
       8    Pfizer, Inc. .....................................         223
      21    Schering-Plough Corp. ............................         437
       7    Teva Pharmaceutical Industries Ltd., ADR..........         200
      11    Watson Pharmaceuticals, Inc. *....................         370
                                                                ----------
                                                                     1,397
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.6%
       1    Allergan, Inc. ...................................          89
       2    Fisher Scientific International *.................         154
                                                                ----------
                                                                       243
                                                                ----------
            ELECTRONICS -- 7.0%
      11    General Electric Co. .............................         389
      17    Intel Corp. ......................................         386
       8    Linear Technology Corp. ..........................         304
                                                                ----------
                                                                     1,079
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ENERGY & SERVICES -- 9.9%
       6    BP PLC, ADR.......................................  $      321
       4    Burlington Resources, Inc. .......................         187
       4    ChevronTexaco Corp. ..............................         222
       5    ExxonMobil Corp. .................................         236
       2    Total S.A., ADR...................................         168
      11    XTO Energy, Inc. .................................         386
                                                                ----------
                                                                     1,520
                                                                ----------
            FINANCIAL SERVICES -- 1.7%
       3    Goldman Sachs Group, Inc. ........................         260
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.8%
       5    PepsiCo., Inc. ...................................         277
                                                                ----------
            HEALTH SERVICES -- 1.0%
       8    First Health Group Corp. *........................         153
                                                                ----------
            INSURANCE -- 3.9%
       5    American International Group, Inc. ...............         348
       6    Willis Group Holdings Ltd. .......................         249
                                                                ----------
                                                                       597
                                                                ----------
            MACHINERY -- 1.0%
       7    AGCO Corp. *......................................         155
                                                                ----------
            MEDIA & ENTERTAINMENT -- 6.6%
       3    International Speedway Corp. .....................         177
      26    Liberty Media Corp., Class A *....................         287
       8    Time Warner, Inc. *...............................         164
       6    Viacom, Inc., Class B.............................         200
       7    Westwood One, Inc. *..............................         183
                                                                ----------
                                                                     1,011
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.0%
       5    Baxter International, Inc. .......................         169
       4    Boston Scientific Corp. *.........................         158
       3    Medtronic, Inc. ..................................         142
                                                                ----------
                                                                       469
                                                                ----------
            RETAIL -- 6.7%
       5    Cheesecake Factory, Inc. (The) *..................         175
       7    Kohl's Corp. *....................................         334
       4    Wal-Mart Stores, Inc. ............................         195
       8    Walgreen Co. .....................................         324
                                                                ----------
                                                                     1,028
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.1%
       4    Reebok International Ltd. ........................         172
                                                                ----------
            SOFTWARE & SERVICES -- 15.6%
       7    Adobe Systems, Inc. ..............................         433
       6    Affiliated Computer Services, Inc., Class A *.....         352
       3    Automatic Data Processing, Inc. ..................         144
      18    Citrix Systems, Inc. *............................         453
       4    Cognos, Inc. *....................................         194
      16    Microsoft Corp. ..................................         435
      15    Symantec Corp. *..................................         392
                                                                ----------
                                                                     2,403
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 1.7%
       3    Autoliv, Inc. ....................................  $      164
       2    Carnival Corp. ...................................         101
                                                                ----------
                                                                       265
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 2.4%
       5    Federal National Mortgage Association.............         370
            UTILITIES -- 2.3%
       5    Kinder Morgan, Inc. ..............................         344
                                                                ----------
            Total common stocks
              (cost $13,818)..................................  $   15,296
                                                                ----------
SHORT-TERM SECURITIES -- 0.6%
            INVESTMENT COMPANIES -- 0.6%
      86    SSgA Money Market Fund............................  $       86
                                                                ----------
            Total short-term securities
              (cost $86)......................................  $       86
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $13,904)o -- 100.1%.................      15,382
            OTHER ASSETS, LESS LIABILITIES -- (0.1)%..........          (2)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $   15,380
                                                                ==========

Note: Market value of investments in foreign securities represents 8.5% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $14,028 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,638
      Unrealized depreciation..........................    (284)
                                                         ------
      Net Unrealized appreciation......................  $1,354
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 94.1%
            BANKS -- 12.6%
     763    Bank of America Corp. ............................  $   35,835
     234    Capital One Financial Corp. ......................      19,714
     903    Citigroup, Inc. ..................................      43,519
     146    Comerica, Inc. ...................................       8,909
     532    Countrywide Financial Corp. ......................      19,708
     104    National City Corp. ..............................       3,890
                                                                ----------
                                                                   131,575
                                                                ----------
            BUSINESS SERVICES -- 2.1%
     337    Accenture Ltd. * .................................       9,104
     252    Cendant Corp. ....................................       5,901
      84    Omnicom Group, Inc. ..............................       7,096
                                                                ----------
                                                                    22,101
                                                                ----------
            COMMUNICATIONS -- 3.1%
     109    CenturyTel, Inc. .................................       3,859
     869    Motorola, Inc. ...................................      14,940
     182    Nextel Communications, Inc., Class A * ...........       5,448
      83    Scientific-Atlanta, Inc. .........................       2,753
     208    Sprint Corp.-FON Group............................       5,166
                                                                ----------
                                                                    32,166
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.3%
      99    3M Co. ...........................................       8,117
     480    Dell, Inc. * .....................................      20,240
     202    International Business Machines Corp. ............      19,903
     142    Pitney Bowes, Inc. ...............................       6,553
                                                                ----------
                                                                    54,813
                                                                ----------
            CONSTRUCTION -- 2.0%
     239    Horton (D.R.), Inc. ..............................       9,642
     198    Lennar Corp. + ...................................      11,194
                                                                ----------
                                                                    20,836
                                                                ----------
            CONSUMER NON-DURABLES -- 4.4%
     332    Gillette Co. (The)................................      14,867
     388    Medco Health Solutions, Inc. * ...................      16,124
      55    Procter & Gamble Co. (The)........................       3,002
     355    Supervalu, Inc. + ................................      12,262
                                                                ----------
                                                                    46,255
                                                                ----------
            DRUGS -- 8.8%
     202    Abbott Laboratories...............................       9,409
     195    Amgen, Inc. * ....................................      12,528
      61    Cephalon, Inc. *+ ................................       3,078
     134    Forest Laboratories, Inc. * ......................       6,002
     218    Genzyme Corp. * ..................................      12,636
     292    Gilead Sciences, Inc. * ..........................      10,224
     501    King Pharmaceuticals, Inc. * .....................       6,210
     681    Pfizer, Inc. .....................................      18,303
     396    Schering-Plough Corp. + ..........................       8,266
     126    Wyeth.............................................       5,354
                                                                ----------
                                                                    92,010
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.5%
     182    Tektronix, Inc. ..................................       5,483
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ELECTRONICS -- 5.4%
   1,015    Cisco Systems, Inc. * ............................  $   19,590
      96    Freescale Semiconductor, Inc., Class B * .........       1,761
     398    General Electric Co. .............................      14,520
     875    Intel Corp. ......................................      20,476
                                                                ----------
                                                                    56,347
                                                                ----------
            ENERGY & SERVICES -- 7.6%
     267    ChevronTexaco Corp. + ............................      13,999
     161    ConocoPhillips....................................      13,980
     145    Devon Energy Corp. ...............................       5,659
     221    ExxonMobil Corp. .................................      11,318
     273    Marathon Oil Corp. ...............................      10,252
     180    Occidental Petroleum Corp. .......................      10,511
     233    Unocal Corp. .....................................      10,084
      79    Valero Energy Corp. + ............................       3,568
                                                                ----------
                                                                    79,371
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.2%
      21    Standard & Poor's Depositary Receipts.............       2,478
                                                                ----------
            FINANCIAL SERVICES -- 0.4%
      40    Goldman Sachs Group, Inc. ........................       4,203
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.6%
     332    Altria Group, Inc. ...............................      20,316
     148    Coca-Cola Co. (The)...............................       6,174
     392    PepsiCo., Inc. ...................................      20,447
     230    UST, Inc. ........................................      11,056
                                                                ----------
                                                                    57,993
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.3%
     349    Kimberly-Clark Corp. .............................      22,981
      71    Temple-Inland, Inc. ..............................       4,822
     251    Weyerhaeuser Co. .................................      16,886
                                                                ----------
                                                                    44,689
                                                                ----------
            INSURANCE -- 5.7%
     250    Ace Ltd. .........................................      10,666
      43    Aetna, Inc. ......................................       5,314
     169    Humana, Inc. * ...................................       5,018
     189    MBIA, Inc. + .....................................      11,941
     452    St. Paul Travelers Cos., Inc. (The)...............      16,737
     127    XL Capital Ltd., Class A..........................       9,877
                                                                ----------
                                                                    59,553
                                                                ----------
            MACHINERY -- 1.9%
      87    Eaton Corp. ......................................       6,288
     316    Graco, Inc. ......................................      11,784
      24    Ingersoll Rand Co. ...............................       1,911
                                                                ----------
                                                                    19,983
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.7%
     144    Comcast Corp., Class A * .........................       4,798
      86    Gannett Co., Inc. ................................       7,010
     845    Time Warner, Inc. * ..............................      16,429
                                                                ----------
                                                                    28,237
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            METALS, MINERALS & MINING -- 0.4%
      42    Phelps Dodge Corp. +..............................  $    4,184
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
      76    General Growth Properties, Inc. ..................       2,741
                                                                ----------
            RETAIL -- 2.7%
      87    Best Buy Co., Inc. ...............................       5,164
     301    Gap, Inc. (The)...................................       6,366
     353    Limited Brands, Inc. .............................       8,131
     267    McDonald's Corp. .................................       8,560
                                                                ----------
                                                                    28,221
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
      62    NIKE, Inc., Class B...............................       5,659
                                                                ----------
            SOFTWARE & SERVICES -- 6.5%
      98    Adobe Systems, Inc. ..............................       6,142
     101    Electronic Arts, Inc. *...........................       6,224
     356    First Data Corp. .................................      15,147
   1,229    Microsoft Corp. ..................................      32,824
     517    Oracle Corp. *....................................       7,090
                                                                ----------
                                                                    67,427
                                                                ----------
            TRANSPORTATION -- 5.3%
     434    Delphi Corp. +....................................       3,911
     197    General Dynamics Corp. ...........................      20,585
      95    Genuine Parts Co. ................................       4,168
     243    United Technologies Corp. ........................      25,145
                                                                ----------
                                                                    53,809
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 2.8%
     291    Federal Home Loan Mortgage Corp. .................      21,476
     100    Federal National Mortgage Association.............       7,128
                                                                ----------
                                                                    28,604
                                                                ----------
            UTILITIES -- 3.0%
      72    Ameren Corp. .....................................       3,595
     229    American Electric Power Co., Inc. +...............       7,860
     314    Exelon Corp. .....................................      13,819
     175    Waste Management, Inc. ...........................       5,228
                                                                ----------
                                                                    30,502
                                                                ----------
            Total common stocks
              (cost $858,238).................................  $  979,240
                                                                ----------
SHORT-TERM SECURITIES -- 9.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.2%
  44,179    BNY Institutional Cash Reserves Fund..............  $   44,179
       2    Evergreen Institutional Money Market Fund.........           2
                                                                ----------
                                                                    44,181
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 5.5%
 $ 6,588    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2 (d)),
              2.20% due 01/03/05..............................  $    6,588
   6,588    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.17% due 01/03/05..............................       6,588
  11,365    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2 (d)),
              2.28% due 01/03/05..............................      11,365
   2,814    UBS Securities Joint Repurchase Agreement (See
              Note 2 (d)),
              1.60% due 01/03/05..............................       2,814
  29,812    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2 (d)),
              2.28% due 01/03/05..............................      29,812
                                                                ----------
                                                                    57,167
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
     957    Lehman Brothers Joint Repurchase Agreement,
              2.150% due 01/03/05.............................         957
                                                                ----------
            Total short-term securities
              (cost $102,305).................................  $  102,305
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $960,543) o -- 103.9%...............   1,081,545
            OTHER ASSETS, LESS LIABILITIES -- (3.9)%..........     (40,436)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,041,109
                                                                ==========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).

  o At December 31, 2004, the cost of securities for federal income tax purposes is $964,022 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $133,608
      Unrealized depreciation........................   (16,085)
                                                       --------
      Net Unrealized appreciation....................  $117,523
                                                       ========

  ++ The Fund had 868 Emini Standard & Poor's 500 March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of $52,675 as of December 31, 2004 and were collateralized by $2,778 of cash.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 96.4%
            AEROSPACE & DEFENSE -- 2.0%
     454    European Aeronautic Defense and Space Co. +  B ...  $   13,180
   2,635    Rolls-Royce Group PLC  B .........................      12,453
  88,663    Rolls-Royce Group PLC, Class B....................         162
                                                                ----------
                                                                    25,795
                                                                ----------
            APPAREL & TEXTILE -- 2.6%
      78    Adidas AG +  B ...................................      12,679
   3,304    Esprit Holdings Ltd.  B ..........................      19,966
                                                                ----------
                                                                    32,645
                                                                ----------
            BANKS -- 5.0%
   1,081    Banca Intesa S.p.A.  B ...........................       5,192
     740    Banco Bilbao Vizcayz Argentaria S.A. +  B ........      13,117
     272    Bank of America Corp. ............................      12,795
     956    Bank of Yokohama Ltd. (The)  B ...................       6,024
   1,004    Bayerische Vereinsbank AG +  B ...................      22,751
      81    Citigroup, Inc. ..................................       3,892
                                                                ----------
                                                                    63,771
                                                                ----------
            BUSINESS SERVICES -- 3.1%
   3,081    Capita Group PLC  B ..............................      21,572
     551    Monster Worldwide, Inc. * ........................      18,546
                                                                ----------
                                                                    40,118
                                                                ----------
            COMMUNICATIONS -- 13.8%
   1,875    Alcatel S.A. +  B ................................      29,217
   6,290    Carphone Warehouse Group PLC  B ..................      20,700
     626    Nokia Corp., ADR..................................       9,814
     321    PT Telekomunikasi Indonesia ADR +  ...............       6,745
     276    Research in Motion Ltd. * ........................      22,740
     335    SES Global @ B ...................................       4,322
     281    SES Global  B ....................................       3,622
   6,682    Telefonaktiebolaget LM Ericsson AB, B Shares
               B .............................................      21,046
  10,719    Vodafone Group PLC  B ............................      29,163
     782    XM Satellite Radio Holdings, Inc. *+  ............      29,408
                                                                ----------
                                                                   176,777
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.4%
     484    Apple Computer, Inc. * ...........................      31,176
     598    Dell, Inc. * .....................................      25,217
                                                                ----------
                                                                    56,393
                                                                ----------
            CONSTRUCTION -- 0.9%
     442    Autostrade S.p.A. +  B ...........................      11,801
                                                                ----------
            CONSUMER DURABLES -- 0.5%
     393    Assa Abloy AB +  B ...............................       6,698
                                                                ----------
            CONSUMER NON-DURABLES -- 2.6%
     317    Gillette Co. (The)................................      14,191
     530    Tyco International Ltd. ..........................      18,931
                                                                ----------
                                                                    33,122
                                                                ----------
            DRUGS -- 13.8%
     341    Abbott Laboratories...............................      15,898
   2,394    Elan Corp., PLC, ADR *+  .........................      65,234
     620    Forest Laboratories, Inc. * ......................      27,822
     306    Gilead Sciences, Inc. * ..........................      10,700
   1,197    IVAX Corp. * .....................................      18,941
     154    Schering AG  B ...................................      11,506
   1,229    Schering-Plough Corp. ............................      25,668
                                                                ----------
                                                                   175,769
                                                                ----------
            EDUCATION -- 1.2%
     185    Apollo Group, Inc. * .............................      14,956
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ELECTRICAL EQUIPMENT -- 1.4%
     316    Danaher Corp. +  .................................  $   18,153
                                                                ----------
            ELECTRONICS -- 2.7%
     388    Cisco Systems, Inc. * ............................       7,483
     757    General Electric Co. .............................      27,612
                                                                ----------
                                                                    35,095
                                                                ----------
            ENERGY & SERVICES -- 1.1%
  18,190    CNOOC Ltd.  B ....................................       9,740
     139    OAO Gazprom ADR  ** ..............................       4,945
                                                                ----------
                                                                    14,685
                                                                ----------
            FINANCIAL SERVICES -- 5.1%
     152    Goldman Sachs Group, Inc. ........................      15,824
     352    Man Group PLC  B .................................       9,935
   1,259    Standard Chartered PLC  B ........................      23,361
       3    UFJ Holdings, Inc. +  B ..........................      16,497
                                                                ----------
                                                                    65,617
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.5%
     141    Imperial Tobacco Group PLC  B ....................       3,858
       1    Japan Tobacco, Inc.  B ...........................      16,137
     326    Koninklijke Numico N.V.  B .......................      11,746
      81    Pernod-Ricard +  B ...............................      12,419
                                                                ----------
                                                                    44,160
                                                                ----------
            HOTELS & GAMING -- 0.6%
     647    Intercontinental Hotels...........................       8,043
                                                                ----------
            INSURANCE -- 3.0%
     190    Allianz AG +  B ..................................      25,207
     117    WellPoint, Inc. * ................................      13,421
                                                                ----------
                                                                    38,628
                                                                ----------
            MACHINERY -- 2.3%
     162    Ingersoll Rand Co. ...............................      12,976
     214    Parker-Hannifin Corp. ............................      16,193
                                                                ----------
                                                                    29,169
                                                                ----------
            MEDIA & ENTERTAINMENT -- 5.1%
     376    Decaux (J.C.) S.A. *+B ...........................      10,979
   4,368    EMI Group PLC  B .................................      22,208
     213    Grupo Televisa S.A., ADR..........................      12,868
     594    Vivendi Universal S.A.  B ........................      18,976
                                                                ----------
                                                                    65,031
                                                                ----------
            RETAIL -- 9.4%
     358    Best Buy Co., Inc. ...............................      21,266
     149    eBay, Inc. * .....................................      17,361
     881    Great Universal Stores PLC  B ....................      15,846
     420    Home Depot, Inc. (The)............................      17,947
   1,010    Koninklijke Ahold N.V. * B .......................       7,827
     551    Staples, Inc. ....................................      18,574
     344    Starbucks Corp. * ................................      21,464
                                                                ----------
                                                                   120,285
                                                                ----------
            SOFTWARE & SERVICES -- 10.0%
     178    Amdocs Ltd., ADR * ...............................       4,675
     224    Computer Sciences Corp. * ........................      12,621
     170    Electronic Arts, Inc. * ..........................      10,504
     211    Infosys Technologies Ltd., ADR +  ................      14,624
     645    Microsoft Corp. ..................................      17,220
     248    Pixar, Inc. *+  ..................................      21,223
     398    Trend Micro, Inc. *+B ............................      21,609
     666    Yahoo!, Inc. * ...................................      25,095
                                                                ----------
                                                                   127,571
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 2.3%
     177    Canadian National Railway Co. + ..................  $   10,822
     174    Carnival PLC  B ..................................      10,602
     537    Kia Motors Corp. * B .............................       5,640
                                                                ----------
                                                                    27,064
                                                                ----------
            Total common stocks
              (cost $1,043,019)...............................  $1,231,346
                                                                ----------
SHORT-TERM SECURITIES -- 24.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 20.5%
 262,164    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  262,164
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.0%
 $ 5,933    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................       5,933
   5,933    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,933
  10,235    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................      10,235
   2,534    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       2,534
  26,847    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      26,847
                                                                ----------
                                                                    51,482
                                                                ----------
            Total short-term securities
              (cost $313,646).................................  $  313,646
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,356,665) o -- 120.9%.............   1,544,992
            OTHER ASSETS, LESS LIABILITIES -- (20.9%).........    (266,940)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,278,052
                                                                ==========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
  *  Non-income producing during the period.
  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $4,322 or 0.3% of net assets.

  ** Securities contain some restriction as to public resale. At
     December 31, 2004, the market value of these securities amounted to $4,945 or 0.4% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $507,596, which represents 39.7% of the total net assets.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $1,361,513 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $188,628
      Unrealized depreciation........................    (5,149)
                                                       --------
      Net Unrealized appreciation....................  $183,479
                                                       ========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               69.8%
---------------------------------------------------------------
United Kingdom                                         14.3
---------------------------------------------------------------
Germany                                                 5.6
---------------------------------------------------------------
France                                                  5.6
---------------------------------------------------------------
Ireland                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             2.6
---------------------------------------------------------------
Canada                                                  2.6
---------------------------------------------------------------
Hong Kong                                               2.3
---------------------------------------------------------------
Sweden                                                  2.2
---------------------------------------------------------------
Italy                                                   1.3
---------------------------------------------------------------
Spain                                                   1.0
---------------------------------------------------------------
Mexico                                                  1.0
---------------------------------------------------------------
Finland                                                 0.8
---------------------------------------------------------------
Luxembourg                                              0.6
---------------------------------------------------------------
Indonesia                                               0.5
---------------------------------------------------------------
South Korea                                             0.5
---------------------------------------------------------------
Russia                                                  0.4
---------------------------------------------------------------
Other Assets and Liabilities                          (20.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
EURO                                         Buy             $ 331           $  332           1/4/2005                  $(1)
EURO                                         Buy             1,302            1,301           1/3/2005                    1
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 95.2%
            AEROSPACE & DEFENSE -- 2.3%
     431    European Aeronautic Defense and Space Co. + B ....  $   12,500
   1,919    Rolls-Royce Group PLC  B .........................       9,069
  57,567    Rolls-Royce Group PLC, Class B....................         105
                                                                ----------
                                                                    21,674
                                                                ----------
            BANKS -- 4.8%
     316    Citigroup, Inc. ..................................      15,206
     269    Countrywide Financial Corp. ......................       9,956
     184    Northern Trust Corp. .............................       8,948
     246    State Street Corp. ...............................      12,098
                                                                ----------
                                                                    46,208
                                                                ----------
            BUSINESS SERVICES -- 9.0%
     449    Accenture Ltd. *..................................      12,115
     161    Adecco S.A.  B ...................................       8,106
     813    Cendant Corp. ....................................      19,015
     127    Corporate Executive Board Co. ....................       8,521
     362    Manpower, Inc. ...................................      17,499
     439    Monster Worldwide, Inc. *.........................      14,768
       4    Per-Se Technologies, Inc. *.......................          63
     360    Sotheby's Holdings*...............................       6,536
                                                                ----------
                                                                    86,623
                                                                ----------
            COMMUNICATIONS -- 12.3%
     815    American Tower Corp., Class A *+ .................      14,994
     210    Comverse Technology, Inc. *.......................       5,142
     586    Crown Castle International Corp. *................       9,746
     267    France Telecom S.A., ADR + .......................       8,846
     117    L-3 Communications Holdings, Inc. + ..............       8,598
     231    NTL, Inc. *.......................................      16,854
     460    Network Appliance, Inc. *.........................      15,268
     648    Nokia Corp., ADR..................................      10,156
     347    Openwave Systems, Inc. *+ ........................       5,360
     289    Scientific-Atlanta, Inc. .........................       9,533
     497    Sirius Satellite Radio, Inc. *+ ..................       3,801
     259    XM Satellite Radio Holdings, Inc. *+ .............       9,736
                                                                ----------
                                                                   118,034
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
     260    Dell, Inc. * .....................................      10,973
     417    NetGear, Inc. *+ .................................       7,580
     228    Tempur-Pedic International, Inc. * ...............       4,831
                                                                ----------
                                                                    23,384
                                                                ----------
            CONSTRUCTION -- 1.7%
   1,976    Rinker Group Ltd.  B .............................      16,507
                                                                ----------
            CONSUMER DURABLES -- 1.0%
     273    Cemex S.A. de C.V., ADR...........................       9,939
                                                                ----------
            CONSUMER NON-DURABLES -- 1.2%
     273    Medco Health Solutions, Inc. * ...................      11,365
                                                                ----------
            DRUGS -- 13.5%
     269    Alkermes, Inc. * .................................       3,794
     423    AstraZeneca PLC, ADR..............................      15,408
     171    AtheroGenics, Inc. *+ ............................       4,017
     261    Auxilium Pharmaceuticals, Inc. *+.................       2,283
     196    Barr Pharmaceuticals, Inc. * .....................       8,944
     198    Cephalon, Inc. *+.................................      10,095
     489    Elan Corp., PLC, ADR *+...........................      13,325
     359    Forest Laboratories, Inc. *.......................      16,109
     316    Gilead Sciences, Inc. *...........................      11,060
     176    Medicines Co. (The) *.............................       5,063
     405    Millennium Pharmaceuticals, Inc. *................       4,909

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            DRUGS -- (CONTINUED)
     191    NPS Pharmaceuticals, Inc. *+ .....................  $    3,495
      65    OSI Pharmaceuticals, Inc. *.......................       4,865
     801    Schering-Plough Corp. ............................      16,725
     716    Shionogi & Co., Ltd.  B ..........................       9,923
                                                                ----------
                                                                   130,015
                                                                ----------
            EDUCATION -- 3.6%
     188    Apollo Group, Inc. *..............................      15,198
     593    Education Management Corp. *......................      19,572
                                                                ----------
                                                                    34,770
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.7%
   7,669    Techtronic Industries Co.  B .....................      16,714
                                                                ----------
            ELECTRONICS -- 3.9%
     979    Cisco Systems, Inc. *.............................      18,887
     290    FuelCell Energy, Inc. *+ .........................       2,868
     379    General Electric Co. .............................      13,815
      47    Sigmatel, Inc. *..................................       1,656
                                                                ----------
                                                                    37,226
                                                                ----------
            ENERGY & SERVICES -- 2.9%
     194    Arch Coal, Inc. ..................................       6,909
     721    Chesapeake Energy Corp. ..........................      11,901
     182    Petro-Canada......................................       9,265
                                                                ----------
                                                                    28,075
                                                                ----------
            MACHINERY -- 1.0%
     231    Bucyrus International, Inc. ......................       9,396
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.6%
     116    DreamWorks Animation SKG, Inc. *+ ................       4,362
     293    Life Time Fitness, Inc. * ........................       7,578
     223    Publishing & Broadcasting Ltd.  B ................       3,072
                                                                ----------
                                                                    15,012
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.0%
     271    Given Imaging Ltd. *..............................       9,743
     377    Medtronic, Inc. ..................................      18,731
     455    Symmetry Medical, Inc. *..........................       9,584
                                                                ----------
                                                                    38,058
                                                                ----------
            METALS, MINERALS & MINING -- 2.2%
     170    Precision Castparts Corp. ........................      11,161
      86    Rio Tinto PLC, ADR................................      10,192
                                                                ----------
                                                                    21,353
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 1.0%
     215    Amylin Pharmaceuticals, Inc. *....................       5,029
     147    ICOS Corp. *......................................       4,154
                                                                ----------
                                                                     9,183
                                                                ----------
            RETAIL -- 9.0%
     186    Best Buy Co., Inc. ...............................      11,052
     219    Chico's FAS, Inc. *...............................       9,985
     229    Dollar General Corp. .............................       4,758
     320    Family Dollar Stores, Inc. .......................      10,003
     421    Hot Topic, Inc. * ................................       7,230
     192    Kohl's Corp. * ...................................       9,441
     528    Michaels Stores, Inc. ............................      15,827
     153    Red Robin Gourmet Burgers * ......................       8,165
     303    Tiffany & Co. ....................................       9,690
                                                                ----------
                                                                    86,151
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.5%
     333    Jarden Corp. * ...................................      14,459
                                                                ----------
            SOFTWARE & SERVICES -- 9.6%
     418    Amdocs Ltd., ADR * ...............................      10,973
     243    Electronic Arts, Inc. * ..........................      14,988

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
     314    First Data Corp. .................................  $   13,345
     110    NAVTEQ Corp. * ...................................       5,090
     567    Salesforce.com, Inc. *+ ..........................       9,603
     489    Take-Two Interactive Software, Inc. *+ ...........      16,998
     305    Verint Systems, Inc. * ...........................      11,081
     269    Yahoo!, Inc. * ...................................      10,121
                                                                ----------
                                                                    92,199
                                                                ----------
            TRANSPORTATION -- 4.2%
     494    Gol-Linhas Aereas Inteligentes S.A., ADR * .......      15,758
     816    Sirva, Inc. * ....................................      15,687
     164    Yellow Roadway Corp. * ...........................       9,148
                                                                ----------
                                                                    40,593
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.8%
     123    Federal Home Loan Mortgage Corp. .................       9,043
                                                                ----------
            Total common stocks
              (cost $762,267).................................  $  915,981
                                                                ----------
WARRANTS -- 0.4%
            FINANCIAL SERVICES -- 0.4%
124.....    Tata Consultancy Services Ltd.  @B  ..............  $    3,820
                                                                ----------
            Total warrants
              (cost $2,293)...................................  $    3,820
                                                                ----------
SHORT-TERM SECURITIES -- 14.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.3%
  89,477    Boston Global Investment Trust....................  $   89,477
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 5.1%
 $ 5,639    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    5,639
   5,639    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,639
   9,726    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       9,726

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE +
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 2,408    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $    2,408
  25,515    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      25,515
                                                                ----------
                                                                    48,927
                                                                ----------
            Total short-term securities
              (cost $138,404).................................  $  138,404
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $902,964) o -- 110.0%...........................   1,058,205
            OTHER ASSETS, LESS LIABILITIES -- (10.0%).........     (96,635)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  961,570
                                                                ==========

Note: Market value of investments in foreign securities represents 19.0% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $3,820 or 0.4% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $79,711, which represents 8.3% of the total net assets.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $903,535 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................   $164,371
      Unrealized depreciation.......................     (9,701)
                                                       --------
      Net Unrealized appreciation...................   $154,670
                                                       ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Australian Dollar                        Sell...             $  11           $   11             1/6/2005                $--
Australian Dollar                        Sell...                 8                8             1/4/2005                 --
Australian Dollar                        Sell...                 8                8             1/5/2005                 --
British Pound                            Sell...             1,078            1,076             1/4/2005                 (2)
British Pound                            Sell...               728              730             1/5/2005                  2
Hong Kong Dollar                         Sell...               125              125             1/4/2005                 --
Hong Kong Dollar                         Sell...               124              124             1/3/2005                 --
Hong Kong Dollar                         Sell...                50               50             1/4/2005                 --
Swiss Franc                              Sell...               436              436             1/3/2005                 --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
             FINANCIAL SERVICES -- 0.1%
$      614   Home Equity Asset Trust, Series 2003-7N, Class A
               5.25% due 04/27/34  @ ..........................  $     614
                                                                 ---------
             Total collateralized mortgage obligations
               (cost $613).....................................  $     614
                                                                 ---------
  SHARES
----------
COMMON STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
        --   Hosiery Corp. @ B ## @@ ..........................  $      --
                                                                 ---------
             Total common stocks
               (cost $4).......................................  $      --
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BONDS -- 0.3%
             UTILITIES -- 0.3%
$    3,000   Empresa Nacional de Electricidad S.A.
               8.35% due 08/01/13..............................  $   3,476
                                                                 ---------
             Total convertible bonds
               (cost $3,381)...................................  $   3,476
                                                                 ---------
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.0%
             COMMUNICATIONS -- 0.0%
        21   Adelphia Communications Corp. *+..................  $      11
                                                                 ---------
             Total convertible preferred stocks
               (cost $513).....................................  $      11
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES -- 80.7%
             AEROSPACE & DEFENSE -- 0.9%
$      475   DRS Technologies, Inc.
               6.875% due 11/01/13.............................  $     496
     6,445   DirecTV Holdings LLC
               8.375% due 03/15/13.............................      7,226
                                                                 ---------
                                                                     7,722
                                                                 ---------
             AGRICULTURE & FISHING -- 1.0%
     1,100   Dole Food Co.
               7.25% due 06/15/10..............................      1,130
     2,700   Dole Food Co.
               8.625% due 05/01/09.............................      2,936
       625   Pilgrim's Pride Corp.
               9.625% due 09/15/11.............................        703
     3,395   Pilgrims Pride Corp.
               9.25% due 11/15/13..............................      3,802
                                                                 ---------
                                                                     8,571
                                                                 ---------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE U
----------                                                       ---------
             APPAREL & TEXTILE -- 0.8%
$    1,760   Collins & Aikman Floor Cover
               9.75% due 02/15/10..............................  $   1,892
     3,335   Levi Strauss & Co.
               9.75% due 01/15/15  @ ..........................      3,302
       995   Phillips Van-Heusen
               7.75% due 11/15/23..............................      1,055
       690   Warnaco, Inc.
               8.875% due 06/15/13.............................        759
                                                                 ---------
                                                                     7,008
                                                                 ---------
             BANKS -- 0.0%
       225   Western Financial Bank
               9.625% due 05/15/12.............................        257
                                                                 ---------
             BUSINESS SERVICES -- 1.3%
     3,290   IPC Acquisition Corp.
               11.50% due 12/15/09.............................      3,603
     2,094   Iron Mountain, Inc.
               7.75% due 01/15/15..............................      2,125
     1,755   Lamar Media Corp.
               7.25% due 01/01/13..............................      1,895
       670   United Rentals, Inc.
               6.50% due 02/15/12..............................        653
     2,625   United Rentals, Inc.
               7.75% due 11/15/13+.............................      2,573
                                                                 ---------
                                                                    10,849
                                                                 ---------
             CHEMICALS -- 3.5%
     1,400   Equister Chemicals LP
               8.75% due 02/15/09..............................      1,568
     3,870   FMC Corp.
               10.25% due 11/01/09.............................      4,441
       545   Georgia Gulf Corp.
               7.625% due 11/15/05.............................        563
     3,565   Huntsman International LLC
               9.875% due 03/01/09.............................      3,913
        53   IMC Global, Inc.
               10.875% due 06/01/08  ### ......................         64
     1,765   Lyondell Chemical Co.
               9.625% due 05/01/07 +...........................      1,942
     1,260   Millennium America, Inc.
               7.00% due 11/15/06..............................      1,310
        53   Millennium America, Inc.
               9.25% due 06/15/08  ### ........................         61
     3,850   Nalco Co.
               7.75% due 11/15/11..............................      4,158
EUR  3,250   Nalco Co.
               7.75% due 11/15/11..............................      4,793
       810   PolyOne Corp.
               10.625% due 05/15/10 +..........................        911
     2,500   PolyOne Corp.
               8.875% due 05/01/12 +...........................      2,719
     1,335   Scotts Co. (The)
               6.625% due 11/15/13 +...........................      1,405
     1,202   Westlake Chemical Corp.
               8.75% due 07/15/11..............................      1,358
                                                                 ---------
                                                                    29,206
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             COMMUNICATIONS -- 9.3%
$      535   AT&T Corp.
               8.35% due 01/15/25..............................  $     552
     8,729   AT&T Corp.
               9.05% due 11/15/11..............................     10,049
     1,100   American Cellular Corp.
               10.00% due 08/01/11.............................        943
     2,040   Centennial Cellular Operating Co.
               10.125% due 06/15/13............................      2,290
       400   Century Communications Corp.
               8.875% due 01/15/07.............................        480
     6,860   Cincinnati Bell, Inc.
               8.375% due 01/15/14 +...........................      6,946
     1,305   Citizens Communications Co.
               6.25% due 01/15/13..............................      1,315
     3,648   Dex Media West LLC
               5.875% due 11/15/11  @ .........................      3,630
     2,050   Dobson Communications Corp.
               8.875% due 10/01/13 +...........................      1,440
     4,740   Intelsat Ltd.
               6.50% due 11/01/13..............................      4,313
     3,405   L-3 Communications Corp.
               6.125% due 07/15/13.............................      3,516
     1,500   L-3 Communications Corp.
               7.625% due 06/15/12.............................      1,646
     6,149   Lucent Technologies, Inc.
               6.45% due 03/15/29..............................      5,565
       510   MCI, Inc.
               6.908% due 05/01/07.............................        522
       510   MCI, Inc.
               7.688% due 05/01/09.............................        528
     6,737   MCI, Inc.
               8.735% due 05/01/14.............................      7,242
     6,805   Nextel Communications, Inc.
               7.375% due 08/01/15.............................      7,486
       570   PanAmSat Corp.
               6.375% due 01/15/08.............................        589
    12,350   Qwest Capital Funding, Inc.
               7.25% due 02/15/11 +............................     12,103
     1,300   Qwest Corp.
               6.875% due 09/15/33.............................      1,196
       250   Qwest Corp.
               7.25% due 10/15/35 +............................        238
     1,875   Qwest Corp.
               9.125% due 03/15/12  @ .........................      2,166
     2,380   Rexnord Corp.
               10.125% due 12/15/12............................      2,689
                                                                 ---------
                                                                    77,444
                                                                 ---------
             COMPUTERS & OFFICE EQUIPMENT -- 0.6%
       910   Scientific Games Corp.
               6.25% due 12/15/12  @ ..........................        926
     3,625   Solectron Corp.
               9.625% due 02/15/09 +...........................      3,988
                                                                 ---------
                                                                     4,914
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             CONSTRUCTION -- 0.2%
$    1,325   Goodman Global Holdings
               5.76% due 06/15/12  @ ..........................  $   1,345
                                                                 ---------
             CONSUMER DURABLES -- 1.4%
       225   Corning, Inc.
               5.90% due 03/15/14..............................        225
     1,100   Owens-Brockway
               7.75% due 05/15/11 +............................      1,191
     2,805   Owens-Brockway
               8.75% due 11/15/12..............................      3,163
     2,415   Owens-Brockway
               8.875% due 02/15/09.............................      2,623
     1,180   Pep Boys -- Manny, Moe & Jack (The)
               7.50% due 12/15/14..............................      1,196
     2,890   Sealy Mattress Co.
               8.25% due 06/15/14 +............................      3,063
                                                                 ---------
                                                                    11,461
                                                                 ---------
             CONSUMER NON-DURABLES -- 2.5%
       900   Airgas, Inc.
               7.75% due 09/15/06..............................        954
     1,200   Airgas, Inc.
               9.125% due 10/01/11.............................      1,335
     1,850   Houghton Mifflin Co.
               8.25% due 02/01/11..............................      1,970
     3,190   Johnsondiversey, Inc.
               9.625% due 05/15/12 +...........................      3,565
     3,225   K2, Inc.
               7.375% due 07/01/14  @ .........................      3,531
     1,880   Perry Ellis International, Inc.
               8.875% due 09/15/13.............................      1,974
     2,405   Xerox Corp.
               6.875% due 08/15/11.............................      2,561
     1,800   Xerox Corp.
               7.125% due 06/15/10 +...........................      1,944
       990   Xerox Corp.
               7.625% due 06/15/13.............................      1,087
     1,445   Xerox Corp.
               9.75% due 01/15/09..............................      1,698
                                                                 ---------
                                                                    20,619
                                                                 ---------
             CONSUMER SERVICES -- 1.4%
       520   Donnelley (R.H.) Finance Corp. I
               8.875% due 12/15/10  @ .........................        580
     2,755   Sensus Metering Systems, Inc.
               8.625% due 12/15/13.............................      2,824
     4,590   Service Corp. International
               6.75% due 04/01/16..............................      4,751
       830   Service Corp. International
               7.70% due 04/15/09..............................        896
     2,000   Service Corp. International
               7.70% due 04/15/09 +............................      2,160
       400   Service Corp. International
               7.875% due 02/01/13.............................        435
                                                                 ---------
                                                                    11,646
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             DRUGS -- 1.0%
$    3,925   Jean Coutu Group, Inc. 8.50% due 08/01/14 + @ ....  $   4,023
     2,000   Polypore, Inc.
               8.75% due 05/15/12..............................      2,090
     3,320   Polypore, Inc.
               11.43% due 10/01/12  @ .........................      2,125
                                                                 ---------
                                                                     8,238
                                                                 ---------
             ELECTRICAL EQUIPMENT -- 2.0%
     1,205   Bio-Rad Laboratories, Inc.
               6.125% due 12/15/14  @ .........................      1,214
     2,785   Bio-Rad Laboratories, Inc.
               7.50% due 08/15/13..............................      3,064
     2,000   Fisher Scientific International
               6.75% due 08/15/14  @ ..........................      2,145
     1,852   Fisher Scientific International
               8.125% due 05/01/12.............................      2,056
     1,965   Itron, Inc.
               7.75% due 05/15/12  @ ..........................      1,999
     5,000   PerkinElmer, Inc.
               8.875% due 01/15/13.............................      5,700
                                                                 ---------
                                                                    16,178
                                                                 ---------
             ELECTRONICS -- 1.9%
     4,195   Amkor Technology, Inc.
               7.75% due 05/15/13 +............................      3,943
     1,425   Magnachip Semiconductor
               6.875% due 12/15/11  @ .........................      1,468
     2,735   Rayovac Corp.
               8.50% due 10/01/13 +............................      3,036
     3,325   Sanmina-SCI Corp.
               10.375% due 01/15/10 +..........................      3,815
     3,025   Thomas & Betts Corp.
               7.25% due 06/01/13..............................      3,318
                                                                 ---------
                                                                    15,580
                                                                 ---------
             ENERGY & SERVICES -- 5.2%
     1,340   Chesapeake Energy Corp.
               6.875% due 01/15/16.............................      1,404
       720   Chesapeake Energy Corp.
               7.75% due 01/15/15..............................        783
       660   Citgo Petroleum Corp.
               6.00% due 10/15/11  @ ..........................        657
     4,225   Comstock Resources, Inc.
               6.875% due 03/01/12.............................      4,362
     2,010   Consol Energy, Inc.
               7.875% due 03/01/12.............................      2,251
     1,400   Foundation Coal Co.
               7.25% due 08/01/14  @ ..........................      1,491
     2,415   Giant Industries, Inc.
               8.00% due 05/15/14 +............................      2,524
       250   Houston Exploration Co.
               7.00% due 06/15/13..............................        265
     2,182   Magnum Hunter Resources, Inc.
               9.60% due 03/15/12 +............................      2,477
     2,565   Newfield Exploration Co.
               7.45% due 10/15/07..............................      2,770

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             ENERGY & SERVICES -- (CONTINUED)
$      435   Newfield Exploration Co.
               7.625% due 03/01/11.............................  $     489
     1,950   Newpark Resources, Inc.
               8.625% due 12/15/07.............................      1,979
     2,550   Peabody Energy Corp.
               6.875% due 03/15/13 +...........................      2,760
       610   Plains Exploration & Production Co.
               7.125% due 06/15/14.............................        665
       800   Plains Exploration & Production Co.
               8.75% due 07/01/12..............................        894
     1,318   Port Arthur Finance Corp.
               12.50% due 01/15/09.............................      1,543
       620   Premcor Refining Group, Inc. (The)
               6.125% due 05/01/11.............................        649
     3,365   Premcor Refining Group, Inc. (The)
               9.25% due 02/01/10..............................      3,802
     1,395   Southern Star Central Corp.
               8.50% due 08/01/10..............................      1,545
     2,355   Stone Energy Corp.
               6.75% due 12/15/14  @ ..........................      2,349
     4,020   Tesoro Petroleum Corp.
               8.00% due 04/15/08..............................      4,372
     1,070   Tesoro Petroleum Corp.
               9.625% due 11/01/08 +...........................      1,166
     1,945   Whiting Petroleum Corp.
               7.25% due 05/01/12..............................      2,033
                                                                 ---------
                                                                    43,230
                                                                 ---------
             FINANCIAL SERVICES -- 2.5%
       615   Atlantic Broadband Finance LLC
               9.375% due 01/15/14  @ .........................        595
       700   Couche-Tard Finance Group
               7.50% due 12/15/13..............................        751
     1,635   Crescent Equity LP
               9.25% due 04/15/09..............................      1,790
     1,170   Host Marriott Corp.
               7.875% due 08/01/08.............................      1,202
     6,470   Host Marriott LP
               7.00% due 08/15/12  @ ..........................      6,842
       745   Host Marriott LP
               7.125% due 11/01/13.............................        796
       970   Poster Financial Group, Inc.
               8.75% due 12/01/11..............................        997
     2,500   Senior Housing Properties Trust
               7.875% due 04/15/15.............................      2,756
     1,000   Tanger Properties LP
               9.125% due 02/15/08.............................      1,120
       665   Ventas Realty LP
               6.625% due 10/15/14  @ .........................        680
       570   Ventas Realty LP
               8.75% due 05/01/09..............................        639
     2,130   Ventas Realty LP
               9.00% due 05/01/12..............................      2,484
                                                                 ---------
                                                                    20,652
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             FOOD, BEVERAGE & TOBACCO -- 2.7%
$      720   Constellation Brands, Inc.
               8.125% due 01/15/12.............................  $     782
     6,815   Delhaize America, Inc.
               8.125% due 04/15/11 +...........................      7,944
       390   Hercules, Inc.
               6.60% due 08/01/27..............................        398
     4,500   PSF Group Holdings, Inc.
               9.25% due 06/15/11 +............................      4,815
     1,915   Pierre Foods, Inc.
               9.875% due 07/15/12  @ .........................      1,982
     2,640   Smithfield Foods, Inc.
               8.00% due 10/15/09..............................      2,924
     3,235   Stater Brothers Holdings
               8.125% due 06/15/12 +...........................      3,421
                                                                 ---------
                                                                    22,266
                                                                 ---------
             FOREST & PAPER PRODUCTS -- 3.6%
     2,075   Abitibi-Consolidated Finance LP
               7.875% due 08/01/09 +...........................      2,194
     1,050   Boise Cascade LLC
               7.125% due 10/15/14  @ .........................      1,110
     3,450   Bowater Canada Finance
               7.95% due 11/15/11..............................      3,718
     1,400   Bowater, Inc.
               6.50% due 06/15/13 +............................      1,400
     3,670   Georgia-Pacific Corp.
               8.125% due 05/15/11.............................      4,221
     5,920   Georgia-Pacific Corp.
               8.875% due 02/01/10.............................      6,889
     3,390   Jefferson Smurfit Corp.
               7.50% due 06/01/13 +............................      3,619
     3,490   Jefferson Smurfit Corp.
               8.25% due 10/01/12..............................      3,804
       780   Longview Fibre Co.
               10.00% due 01/15/09.............................        852
     1,350   Potlatch Corp.
               12.50% due 12/01/09.............................      1,663
                                                                 ---------
                                                                    29,470
                                                                 ---------
             HEALTH SERVICES -- 1.9%
     1,305   Curative Health Services
               10.75% due 05/01/11.............................      1,168
     2,690   HCA, Inc.
               5.50% due 12/01/09..............................      2,691
     1,295   HCA, Inc.
               6.375% due 01/15/15.............................      1,300
     4,575   Province Healthcare Co.
               7.50% due 06/01/13..............................      5,124
     1,380   Select Medical Corp.
               9.50% due 06/15/09..............................      1,480
     2,000   Tenet Healthcare Corp.
               6.50% due 06/01/12..............................      1,850
       950   Tenet Healthcare Corp.
               9.875% due 07/01/14  @ .........................      1,036
       620   United Surgical Partners International, Inc.
               10.00% due 12/15/11.............................        707
                                                                 ---------
                                                                    15,356
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             HOTELS & GAMING -- 5.9%
$    1,925   Argosy Gaming Co.
               7.00% due 01/15/14..............................  $   2,127
     1,275   Boyd Gaming Corp.
               6.75% due 04/15/14 +............................      1,336
     3,425   Boyd Gaming Corp.
               7.75% due 12/15/12..............................      3,738
     1,695   Boyd Gaming Corp.
               8.75% due 04/15/12..............................      1,886
     7,195   John Q Hammons Hotels LP
               8.875% due 05/15/12.............................      8,130
     1,365   La Quinta Corp.
               7.00% due 08/15/12..............................      1,443
     2,100   La Quinta Corp.
               8.875% due 03/15/11.............................      2,342
     4,140   MGM Mirage, Inc.
               6.75% due 09/01/12..............................      4,357
     2,520   Mandalay Resort Group
               6.50% due 07/31/09 +............................      2,659
     2,445   Mohegan Tribal Gaming
               7.125% due 08/15/14 +...........................      2,573
     1,215   Mohegan Tribal Gaming Authority
               8.00% due 04/01/12..............................      1,318
     3,700   Starwood Hotels & Resorts Worldwide, Inc.
               7.375% due 05/01/07.............................      3,945
     1,405   Starwood Hotels & Resorts Worldwide, Inc.
               7.375% due 11/15/15.............................      1,563
     2,370   Steel Dynamics, Inc.
               6.00% due 04/01/12..............................      2,414
     4,185   Venetian Casino Resort LLC
               11.00% due 06/15/10.............................      4,776
     4,690   Wynn Las Vegas Corp.
               6.625% due 12/01/14  @ .........................      4,643
                                                                 ---------
                                                                    49,250
                                                                 ---------
             MACHINERY -- 2.3%
     3,021   AGCO Corp.
               9.50% due 05/01/08..............................      3,217
     1,920   Cummins, Inc.
               6.75% due 02/15/27..............................      2,040
       525   Cummins, Inc.
               9.50% due 12/01/10..............................        596
     1,525   Joy Global, Inc.
               8.75% due 03/15/12..............................      1,708
       750   SPX Corp.
               6.25% due 06/15/11 +............................        791
     1,600   SPX Corp.
               7.50% due 01/01/13..............................      1,736

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             MACHINERY -- (CONTINUED)
$    4,970   Terex Corp.
               7.375% due 01/15/14.............................  $   5,330
     3,070   Terex Corp.
               9.25% due 07/15/11..............................      3,446
                                                                 ---------
                                                                    18,864
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 4.7%
       375   CBD Media, Inc.
               8.625% due 06/01/11.............................        397
     1,290   CSC Holdings, Inc.
               6.75% due 04/15/12  @ ..........................      1,329
     1,500   CSC Holdings, Inc.
               7.25% due 07/15/08 +............................      1,583
     4,520   CSC Holdings, Inc.
               7.625% due 04/01/11 +...........................      4,870
       500   CSC Holdings, Inc.
               7.625% due 07/15/18.............................        529
       950   CSC Holdings, Inc.
               8.125% due 07/15/09.............................      1,039
     2,000   CSC Holdings, Inc.
               8.125% due 08/15/09.............................      2,188
     2,200   Cenveo Corp.
               7.875% due 12/01/13.............................      2,046
     3,600   Charter Communications Operating LLC
               8.00% due 04/30/12  @ ..........................      3,744
     4,690   Charter Communications Holdings LLC
               10.00% due 04/01/09 +...........................      4,221
     1,090   Charter Communications Holdings LLC
               10.25% due 09/15/10 +...........................      1,155
     5,765   Echostar DBS Corp.
               5.75% due 10/01/08..............................      5,837
     2,450   Medianews Group, Inc.
               6.875% due 10/01/13.............................      2,511
     2,640   Premier Entertainment Biloxi LLC
               10.75% due 02/01/12.............................      2,884
     1,300   Primedia Inc.
               8.00% due 05/15/13..............................      1,337
       350   Primedia, Inc.
               7.625% due 04/01/08 +...........................        354
     2,550   Universal City Florida Holding Co.
               8.375% due 08/01/10  @ .........................      2,646
                                                                 ---------
                                                                    38,670
                                                                 ---------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
       695   Medex, Inc.
               8.875% due 05/15/13.............................        810
     1,300   Omnicare, Inc.
               8.125% due 03/15/11.............................      1,398
                                                                 ---------
                                                                     2,208
                                                                 ---------
             METALS, MINERALS & MINING -- 2.3%
     4,100   AK Steel Holding Corp.
               7.75% due 06/15/12..............................      4,223
     1,830   AK Steel Holding Corp.
               7.875% due 02/15/09 +...........................      1,864
     4,463   Ball Corp.
               6.875% due 12/15/12.............................      4,798

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             METALS, MINERALS & MINING -- (CONTINUED)
$    2,205   California Steel Industries, Inc.
               6.125% due 03/15/14 +...........................  $   2,188
       275   International Steel Group, Inc.
               6.50% due 04/15/14..............................        295
       375   Jorgensen (Earle M.) Co.
               9.75% due 06/01/12 +............................        422
     1,725   Oregon Steel Mills, Inc.
               10.00% due 07/15/09 +...........................      1,919
       985   Steel Dynamics, Inc.
               9.50% due 03/15/09 +............................      1,079
     1,480   United States Steel Corp.
               9.75% due 05/15/10..............................      1,687
       741   United States Steel LLC
               10.75% due 08/01/08.............................        873
                                                                 ---------
                                                                    19,348
                                                                 ---------
             REAL ESTATE -- 0.1%
       640   Forest City Enterprises, Inc.
               7.625% due 06/01/15.............................        678
                                                                 ---------
             RETAIL -- 2.4%
     3,535   Ahold Finance USA, Inc.
               8.25% due 07/15/10 +............................      4,003
     1,640   Finlay Fine Jewelry Corp.
               8.375% due 06/01/12.............................      1,771
     1,750   Ingles Markets, Inc.
               8.875% due 12/01/11.............................      1,873
     3,050   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16 +............................      3,492
     6,400   Sonic Automotive, Inc.
               8.625% due 08/15/13.............................      6,824
     1,610   United Auto Group, Inc.
               9.625% due 03/15/12.............................      1,779
                                                                 ---------
                                                                    19,742
                                                                 ---------
             RUBBER & PLASTICS PRODUCTS -- 0.9%
     3,125   Intertape Polymer, Inc.
               8.50% due 08/01/14  @ ..........................      3,176
     4,070   Plastipak Holdings, Inc.
               10.75% due 09/01/11.............................      4,579
                                                                 ---------
                                                                     7,755
                                                                 ---------
             SOFTWARE & SERVICES -- 0.3%
     1,100   Unisys Corp.
               7.25% due 01/15/05 +............................      1,100
       550   Unisys Corp.
               7.875% due 04/01/08.............................        564
       700   United Components, Inc.
               9.375% due 06/15/13.............................        760
                                                                 ---------
                                                                     2,424
                                                                 ---------
             TARGETED RETURN INDEX SECURITIES TRUST -- 0.6%
     4,425   TRAINS HY 2004-1
               8.211% due 08/01/15  @ .........................      4,840
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
CORPORATE NOTES -- (CONTINUED)
             TRANSPORTATION -- 3.5%
$    1,850   Dana Corp.
               6.50% due 03/15/08..............................  $   1,943
     6,000   General Motors Acceptance Corp.
               6.75% due 12/01/14..............................      6,008
     1,075   General Motors Corp.
               8.50% due 12/01/10..............................      1,016
     5,185   Group 1 Automotive, Inc.
               8.25% due 08/15/13..............................      5,509
       726   Navistar International Corp.
               9.375% due 06/01/06.............................        777
     1,980   Northwest Airlines, Inc.
               10.00% due 02/01/09 +...........................      1,668
     5,396   TRW Communications, Inc.
               9.375% due 02/15/13.............................      6,259
     5,760   Trinity Industries, Inc.
               6.50% due 03/15/14..............................      5,760
                                                                 ---------
                                                                    28,940
                                                                 ---------
             UTILITIES -- 13.7%
     9,080   AES Corp. (The)
               8.75% due 05/15/13  @ ..........................     10,317
     7,870   Allied Waste North America, Inc.
               5.75% due 02/15/11..............................      7,398
       205   Allied Waste North America, Inc.
               7.625% due 01/01/06.............................        211
     1,100   Allied Waste North America, Inc.
               7.875% due 04/15/13.............................      1,128
     2,800   Allied Waste North America, Inc.
               8.875% due 04/02/08.............................      2,996
       350   Allied Waste North America, Inc.
               9.25% due 09/01/12..............................        379
       650   Browning-Ferris Industries, Inc.
               6.375% due 01/15/08.............................        663
       500   Browning-Ferris Industries, Inc.
               7.875% due 03/15/05.............................        509
     1,180   CMS Energy Corp.
               7.75% due 08/01/10 +............................      1,291
     7,120   CMS Energy Corp.
               8.50% due 04/15/11..............................      8,090
     2,840   Calpine Canada Energy Finance LLC
               8.50% due 05/01/08 +............................      2,329
       200   Calpine Corp.
               8.625% due 08/15/10 +...........................        153
     3,335   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................      3,692
     3,330   DPL, Inc.
               6.875% due 09/01/11.............................      3,637
     6,240   Dynegy Holdings, Inc.
               10.125% due 07/15/13  @ ........................      7,145
       940   Edison Mission Energy
               7.73% due 06/15/09..............................      1,011
     6,690   Edison Mission Energy
               9.875% due 04/15/11.............................      7,928
     2,130   El Paso CGP Co.
               6.50% due 06/01/08..............................      2,157

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             UTILITIES -- (CONTINUED)
$    2,500   El Paso CGP Co.
               7.75% due 06/15/10 +............................  $   2,613
     5,435   El Paso Corp.
               7.875% due 06/15/12 +...........................      5,686
       125   El Paso Electric Co.
               9.40% due 05/01/11..............................        138
     6,090   El Paso Natural Gas Co.
               7.625% due 08/01/10 +...........................      6,669
       870   Kansas Gas & Electric Co.
               8.29% due 03/29/16..............................        898
     4,425   Monongahela Power Co.
               7.36% due 01/15/10 +............................      4,875
     9,510   NRG Energy, Inc.
               8.00% due 12/15/13  @ ..........................     10,366
       475   Nevada Power Co.
               6.50% due 04/15/12 +............................        502
     1,100   Nevada Power Co.
               8.50% due 01/01/23..............................      1,130
       440   Nevada Power Co.
               9.00% due 08/15/13..............................        515
     2,100   Reliant Energy, Inc.
               6.75% due 12/15/14..............................      2,080
       480   Sierra Pacific Power Co.
               6.25% due 04/15/12..............................        501
     1,930   Sierra Pacific Power Co.
               8.00% due 06/01/08..............................      2,113
     3,550   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17 +............................      3,914
     2,615   Texas Genco LLC
               6.875% due 12/15/14  @ .........................      2,703
     5,210   Transcontinental Gas Pipe Corp.
               7.00% due 08/15/11..............................      5,711
     1,700   Transcontinental Gas Pipe Corp.
               8.875% due 07/15/12.............................      2,068
                                                                 ---------
                                                                   113,516
                                                                 ---------
             Total corporate notes
               (cost $640,950).................................  $ 668,247
                                                                 ---------

FOREIGN BONDS & NOTES -- 12.5%
             BANKS -- 0.0%
       375   TuranAlem Finance BV
               7.875% due 06/02/10.............................  $     378
             CHEMICALS -- 1.1%
     2,975   Acetex Corp.
               10.875% due 08/01/09............................      3,235
     1,275   Methanex Corp.
               8.75% due 08/15/12 +............................      1,489
     2,490   Nova Chemicals Corp.
               6.50% due 01/15/12..............................      2,639
     1,810   Rhodia S.A.
               10.25% due 06/01/10  @ .........................      2,036
                                                                 ---------
                                                                     9,399
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE U
----------                                                       ---------
FOREIGN BONDS & NOTES -- (CONTINUED)
             COMMUNICATIONS -- 1.6%
$    8,055   Rogers Cable, Inc.
               6.25% due 06/15/13 +............................  $   8,075
       575   Rogers Cantel, Inc.
               9.75% due 06/01/16..............................        687
     3,725   Rogers Wireless Communications, Inc.
               6.375% due 03/01/14.............................      3,688
       550   Rogers Wireless Communications, Inc.
               9.625% due 05/01/11.............................        645
                                                                 ---------
                                                                    13,095
                                                                 ---------
             CONSTRUCTION -- 0.2%
     1,985   Asia Aluminum Holdings Ltd.
               8.00% due 12/23/11  @ ..........................      2,005
                                                                 ---------
             CONSUMER DURABLES -- 0.2%
     1,600   Russel Metals, Inc.
               6.375% due 03/01/14.............................      1,624
                                                                 ---------
             ELECTRONICS -- 0.7%
     3,480   FIMEP S.A.
               10.50% due 02/15/13.............................      4,124
     1,800   Flextronics International Ltd.
               6.50% due 05/15/13..............................      1,845
                                                                 ---------
                                                                     5,969
                                                                 ---------
             ENERGY & SERVICES -- 0.2%
     1,475   Gazprom International S.A.
               7.201% due 02/01/20  @ .........................      1,560
                                                                 ---------
             FINANCIAL SERVICES -- 0.8%
     4,395   BCP Caylux Holdings Luxembourg SCA
               9.625% due 06/15/14  @ .........................      4,955
EUR  1,200   Fresenius AG
               7.75% due 04/30/09  @ ..........................      1,782
                                                                 ---------
                                                                     6,737
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 0.5%
     3,350   Burns Philip Capital Property Ltd.
               9.75% due 07/15/12..............................      3,685
 EUR   285   Remy Cointreau
               6.50% due 07/01/10  @ ..........................        412
                                                                 ---------
                                                                     4,097
                                                                 ---------
             FOREIGN GOVERNMENTS -- 1.9%
 EUR   127   Huntsman International LLC
               10.125% due 07/01/09............................        182
EUR 11,246   Italy Buoni Poliennali Del Tesoro
               4.75% due 03/15/06..............................     15,716
                                                                 ---------
                                                                    15,898
                                                                 ---------
             FOREST & PAPER PRODUCTS -- 1.3%
     3,030   Cascade, Inc.
               7.25% due 02/15/13..............................      3,212
 EUR   585   Kappa Beheer B.V.
               10.625% due 07/15/09............................        841
       605   Norske Skog Canada Ltd.
               7.375% due 03/01/14.............................        631

PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
----------                                                       ---------
             FOREST & PAPER PRODUCTS -- (CONTINUED)
$    2,145   Norske Skog Canada Ltd.
               8.625% due 06/15/11.............................  $   2,301
     3,850   Tembec Industries, Inc.
               8.625% due 06/30/09 +...........................      3,869
                                                                 ---------
                                                                    10,854
                                                                 ---------
             HOTELS & GAMING -- 0.7%
     1,300   Gruma S.A. de CV
               7.75% due 12/03/49  @ ..........................      1,297
     2,600   Intrawest Corp.
               7.50% due 10/15/13..............................      2,766
     1,960   Intrawest Corp.
               7.50% due 10/15/13  @ ..........................      2,085
                                                                 ---------
                                                                     6,148
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 0.9%
     2,640   CanWest Media, Inc.
               7.625% due 04/15/13 +...........................      2,874
     1,445   Quebecor Media, Inc.
               11.125% due 07/15/11............................      1,651
     1,600   Shaw Communications, Inc.
               8.25% due 04/11/10..............................      1,820
     1,000   Sun Media Corp.
               7.625% due 02/15/13 +...........................      1,091
                                                                 ---------
                                                                     7,436
                                                                 ---------
             METALS, MINERALS & MINING -- 0.9%
     3,529   Crown European Holdings S.A.
               9.50% due 03/01/11..............................      4,023
     3,345   Vale Overseas Ltd.
               8.25% due 01/17/34..............................      3,521
                                                                 ---------
                                                                     7,544
                                                                 ---------
             RUBBER & PLASTICS PRODUCTS -- 0.1%
       340   Norampac, Inc.
               6.75% due 06/01/13..............................        358
                                                                 ---------
             TRANSPORTATION -- 1.4%
     2,145   Bombardier Recreational
               8.375% due 12/15/13 +...........................      2,290
     7,630   Bombardier, Inc.
               6.30% due 05/01/14  @ ..........................      6,619
     1,285   CP Ships Ltd.
               10.375% due 07/15/12............................      1,483
                                                                 ---------
                                                                    10,392
                                                                 ---------
             Total foreign bonds & notes
               (cost $99,698)..................................  $ 103,494
                                                                 ---------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
        --   Minorplanet Systems USA, Inc. * ## @@ ............  $      --
         1   Solutia, Inc. * ## @@ ............................         --
                                                                 ---------
                                                                        --
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                          VALUE U
----------                                                       ---------
WARRANTS -- (CONTINUED)
             RUBBER & PLASTICS PRODUCTS -- 0.0%
        --   Pliant Corp. @ @@ ................................         --
                                                                 ---------
             Total warrants
               (cost $3).......................................  $      --
                                                                 ---------

SHORT-TERM SECURITIES -- 20.6%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 15.5%
   128,313   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $ 128,313
                                                                 ---------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENTS -- 5.1%
$   15,733   BPN Paribas Joint Repurchase Agreement (See Note
               2(d))
               1.60% due 01/03/05..............................  $  15,733
    12,586   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d))
               1.58% due 01/03/05..............................     12,586
    13,624   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               1.58% due 01/03/05..............................     13,624
                                                                 ---------
                                                                    41,943
                                                                 ---------
             U.S. TREASURY BILLS -- 0.0%
       400   2.10% due 03/17/05................................        398
                                                                 ---------
             Total short-term securities
               (cost $170,654).................................  $ 170,654
                                                                 ---------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $915,816) o -- 114.2%...............    946,496
             OTHER ASSETS, LESS LIABILITIES -- (14.2%).........   (117,943)
                                                                 ---------
             NET ASSETS -- 100.0%..............................  $ 828,553
                                                                 =========

Note: Market value of investments in foreign securities represents 13.6% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).
  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $119,470 or 14.5% of net assets.

  B Security valued in good faith at fair value by, or under the direction of the Funds Board of Directors. The aggregate value of these securities as of December 31, 2004, was $@@, which represents 0.0% of the total net assets.

  ## Illiquid Securities (See Note 2(m)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

o At December 31, 2004, the cost of securities for federal income tax purposes is $916,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $32,302
      Unrealized depreciation.........................   (2,428)
                                                        -------
      Net Unrealized appreciation.....................  $29,874
                                                        =======

  I All principal amounts are in U.S. dollars unless otherwise indicated EUR -- Euro

  ###The cost of the securities purchased on a when-issued basis at December 31, 2004 was $101.

 ++  The Fund had 279 CBT 10 Year U.S. Treasury Notes March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of $31,231 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $398.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
EURO                                         Buy             $8,006          $8,000             1/3/2005                 $6
                                                                                                                         --
                                                                                                                         $6
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
     88     Raytheon Co. .....................................  $    3,433
                                                                ----------

            APPAREL & TEXTILE -- 0.2%
     37     Coach, Inc. * ....................................       2,081
     24     Jones Apparel Group, Inc. ........................         874
     21     Liz Claiborne, Inc. ..............................         895
     22     V. F. Corp. ......................................       1,201
                                                                ----------
                                                                     5,051
                                                                ----------

            BANKS -- 12.1%
     69     AmSouth Bancorp...................................       1,797
    245     American Express Co. .............................      13,833
    108     BB&T Corp. .......................................       4,543
    790     Bank of America Corp. ............................      37,110
    152     Bank of New York Co., Inc. (The)..................       5,076
     41     CIT Group, Inc. ..................................       1,883
     47     Capital One Financial Corp. ......................       3,995
  1,015     Citigroup, Inc. ..................................      48,887
     33     Comerica, Inc. ...................................       2,033
     24     Compass Bancshares, Inc. .........................       1,168
    113     Countrywide Financial Corp. ......................       4,200
    110     Fifth Third Bancorp...............................       5,190
     24     First Horizon National Corp. .....................       1,039
     60     Golden West Financial Corp. ......................       3,678
     45     Huntington Bancshares, Inc. ......................       1,120
     79     KeyCorp. .........................................       2,694
     23     M&T Bank Corp. ...................................       2,448
    250     MBNA Corp. .......................................       7,043
     44     Marshall & Ilsley Corp. ..........................       1,932
     83     Mellon Financial Corp. ...........................       2,575
    697     Morgan (J.P.) Chase & Co. ........................      27,172
    133     National City Corp. + ............................       4,976
     92     North Fork Bancorp, Inc. .........................       2,656
     43     Northern Trust Corp. .............................       2,080
     55     PNC Financial Services Group, Inc. ...............       3,176
     57     Providian Financial Corp. * ......................         944
     91     Regions Financial Corp. ..........................       3,235
     84     SLM Corp. ........................................       4,489
     68     Sovereign Bancorp, Inc. ..........................       1,522
     65     State Street Corp. ...............................       3,200
     72     SunTrust Banks, Inc. .............................       5,352
     61     Synovus Financial Corp. ..........................       1,731
    365     U.S. Bancorp......................................      11,434
    314     Wachovia Corp. ...................................      16,492
    171     Washington Mutual, Inc. ..........................       7,216
    331     Wells Fargo & Co. + ..............................      20,558
     18     Zions Bancorp.....................................       1,191
                                                                ----------
                                                                   269,668
                                                                ----------

            BUSINESS SERVICES -- 0.7%
    206     Cendant Corp. ....................................       4,812
     28     Convergys Corp. * ................................         415
     26     Equifax, Inc. ....................................         741
     16     Fluor Corp. ......................................         891
     83     Interpublic Group of Cos., Inc. (The) * ..........       1,108
     23     Monster Worldwide, Inc. * ........................         784

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
     36     Omnicom Group, Inc. ..............................  $    3,076
     74     Paychex, Inc. ....................................       2,519
     34     Robert Half International, Inc. ..................         998
                                                                ----------
                                                                    15,344
                                                                ----------

            CHEMICALS -- 1.5%
     44     Air Products & Chemicals, Inc. ...................       2,577
     22     Avery Dennison Corp. .............................       1,294
    184     Dow Chemical Co. (The)............................       9,126
    194     du Pont (E.I.) de Nemours & Co. ..................       9,525
     15     Eastman Chemical Co. .............................         881
     10     Great Lakes Chemical Corp. .......................         285
     18     International Flavors & Fragrances, Inc. .........         790
     52     Monsanto Co. .....................................       2,873
     34     PPG Industries, Inc. .............................       2,288
     64     Praxair, Inc. ....................................       2,805
     44     Rohm & Haas Co. ..................................       1,944
                                                                ----------
                                                                    34,388
                                                                ----------

            COMMUNICATIONS -- 4.8%
    158     ADC Telecommunications, Inc. * ...................         424
    156     AT&T Corp. .......................................       2,966
     59     Alltel Corp. .....................................       3,490
     31     Andrew Corp. * ...................................         428
     89     Avaya, Inc. * ....................................       1,539
    358     BellSouth Corp. ..................................       9,953
    112     CIENA Corp. * ....................................         373
     26     CenturyTel, Inc. .................................         933
     66     Citizens Communications Co. ......................         905
     39     Comverse Technology, Inc. * ......................         945
     23     L-3 Communications Holdings, Inc. ................       1,648
    864     Lucent Technologies, Inc. *+ .....................       3,250
    476     Motorola, Inc. ...................................       8,188
     70     Network Appliance, Inc. * ........................       2,331
    217     Nextel Communications, Inc., Class A * ...........       6,518
    320     QUALCOMM, Inc. ...................................      13,589
    355     Qwest Communications International, Inc. * .......       1,576
     35     Rockwell Collins, Inc. ...........................       1,362
    648     SBC Communications, Inc. .........................      16,705
     30     Scientific-Atlanta, Inc. .........................         990
    288     Sprint Corp.-FON Group............................       7,146
     90     Tellabs, Inc. * ..................................         776
    541     Verizon Communications, Inc. .....................      21,930
                                                                ----------
                                                                   107,965
                                                                ----------

            COMPUTERS & OFFICE EQUIPMENT -- 4.5%
    152     3M Co. ...........................................      12,493
     79     Apple Computer, Inc. * ...........................       5,065
    486     Dell, Inc. * .....................................      20,466
    469     EMC Corp. * ......................................       6,967
     73     Gateway, Inc. * ..................................         439
    590     Hewlett-Packard Co. ..............................      12,381
    325     International Business Machines Corp. ............      32,087
     67     International Game Technology.....................       2,317
     39     Jabil Circuit, Inc. * ............................       1,008
     25     Lexmark International, Inc. * ....................       2,144

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     45     Pitney Bowes, Inc. ...............................  $    2,086
    190     Solectron Corp. * ................................       1,012
     47     Symbol Technologies, Inc. ........................         814
                                                                ----------
                                                                    99,279
                                                                ----------

            CONSTRUCTION -- 0.2%
     24     Centex Corp. .....................................       1,447
      9     KB Home Corp. ....................................         945
     25     Pulte Homes, Inc. ................................       1,594
                                                                ----------
                                                                     3,986
                                                                ----------

            CONSUMER DURABLES -- 0.6%
    274     Corning, Inc. * ..................................       3,227
     18     Grainger (W.W.), Inc. ............................       1,173
     37     Johnson Controls, Inc. ...........................       2,364
     37     Leggett & Platt, Inc. ............................       1,062
     88     Masco Corp. ......................................       3,198
     54     Newell Rubbermaid, Inc. + ........................       1,299
     25     Visteon Corp. ....................................         248
                                                                ----------
                                                                    12,571
                                                                ----------

            CONSUMER NON-DURABLES -- 4.0%
     18     Alberto-Culver Co., Class B.......................         863
     21     AmerisourceBergen Corp. ..........................       1,209
     93     Avon Products, Inc. ..............................       3,580
     24     Brown-Forman Corp., Class B.......................       1,161
     84     Cardinal Health, Inc. ............................       4,911
     30     Clorox Co. (The)..................................       1,748
    104     Colgate-Palmolive Co. ............................       5,305
     56     Eastman Kodak Co. ................................       1,807
     50     Ecolab, Inc. .....................................       1,769
    194     Gillette Co. (The)................................       8,693
     35     Hasbro, Inc. .....................................         671
     81     Mattel, Inc. .....................................       1,582
     57     McKesson Corp. ...................................       1,807
     53     Medco Health Solutions, Inc. * ...................       2,216
    496     Procter & Gamble Co. (The)........................      27,317
     87     Safeway, Inc. * ..................................       1,727
     26     Supervalu, Inc. ..................................         906
    125     Sysco Corp. ......................................       4,773
    393     Tyco International Ltd. ..........................      14,058
    186     Xerox Corp. * ....................................       3,172
                                                                ----------
                                                                    89,275
                                                                ----------

            CONSUMER SERVICES -- 0.2%
     34     Cintas Corp. .....................................       1,474
     32     H&R Block, Inc. ..................................       1,580
     13     Ryder System, Inc. ...............................         602
                                                                ----------
                                                                     3,656
                                                                ----------

            DRUGS -- 6.4%
    304     Abbott Laboratories...............................      14,203
    248     Amgen, Inc. * ....................................      15,931
     65     Biogen Idec, Inc. * ..............................       4,343
    380     Bristol-Myers Squibb Co. .........................       9,745
     36     Chiron Corp. * ...................................       1,216

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            DRUGS -- (CONTINUED)
    221     Eli Lilly & Co. ..................................  $   12,557
     72     Forest Laboratories, Inc. * ......................       3,230
     49     Genzyme Corp. * ..................................       2,816
     85     Gilead Sciences, Inc. * ..........................       2,960
     31     Hospira, Inc. * ..................................       1,022
     47     King Pharmaceuticals, Inc. * .....................         586
     49     MedImmune, Inc. * ................................       1,318
    434     Merck & Co., Inc. ................................      13,934
     53     Mylan Laboratories, Inc. + .......................         930
  1,472     Pfizer, Inc. .....................................      39,593
    288     Schering-Plough Corp. ............................       6,013
     14     Sigma-Aldrich Corp. ..............................         818
     21     Watson Pharmaceuticals, Inc. * ...................         703
    261     Wyeth.............................................      11,110
                                                                ----------
                                                                   143,028
                                                                ----------

            EDUCATION -- 0.1%
     36     Apollo Group, Inc. * .............................       2,922
                                                                ----------

            ELECTRICAL EQUIPMENT -- 0.8%
     95     Agilent Technologies, Inc. * .....................       2,287
     26     Allergan, Inc. + .................................       2,078
     38     Applera Corp. -- Applied Biosystems Group.........         802
     60     Danaher Corp. ....................................       3,463
     23     Fisher Scientific International * ................       1,429
     38     KLA -- Tencor Corp. * ............................       1,778
     10     Millipore Corp. * ................................         485
     25     PerkinElmer, Inc. ................................         562
     36     Rockwell Automation, Inc. ........................       1,785
     18     Tektronix, Inc. ..................................         532
     38     Teradyne, Inc.*...................................         648
     31     Thermo Electron Corp. * ..........................         945
     24     Waters Corp. * ...................................       1,104
                                                                ----------
                                                                    17,898
                                                                ----------

            ELECTRONICS -- 7.7%
     75     Advanced Micro Devices, Inc. * ...................       1,662
     73     Altera Corp. *+ ..................................       1,507
     37     American Power Conversion Corp. ..................         800
     74     Analog Devices, Inc. .............................       2,715
     60     Applied Micro Circuits Corp. * ...................         253
     64     Broadcom Corp., Class A * ........................       2,076
  1,287     Cisco Systems, Inc. * ............................      24,846
     18     Cooper Industries Ltd. ...........................       1,216
     82     Emerson Electric Co. .............................       5,749
     76     Freescale Semiconductor, Inc., Class B * .........       1,399
  2,067     General Electric Co. .............................      75,448
  1,236     Intel Corp. ......................................      28,916
    282     JDS Uniphase Corp. * .............................         895
     75     LSI Logic Corp. * ................................         412
     60     Linear Technology Corp. ..........................       2,326
     64     Maxim Integrated Products, Inc. ..................       2,696
     15     Maytag Corp. + ...................................         327
    120     Micron Technology, Inc. * ........................       1,479
     37     Molex, Inc. ......................................       1,106
     33     NVIDIA Corp. * ...................................         766
     70     National Semiconductor Corp. .....................       1,256
     27     Novellus Systems, Inc. * .........................         761

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     35     PMC-Sierra, Inc. * ...............................  $      392
     16     Power-One, Inc. * ................................         146
     18     QLogic Corp. * ...................................         665
    102     Sanmina-SCI Corp. * ..............................         863
    338     Texas Instruments, Inc. ..........................       8,317
     13     Whirlpool Corp. ..................................         896
     68     Xilinx, Inc. .....................................       2,020
                                                                ----------
                                                                   171,910
                                                                ----------

            ENERGY & SERVICES -- 6.9%
     18     Amerada Hess Corp. + .............................       1,474
     48     Anadarko Petroleum Corp. .........................       3,132
     64     Apache Corp. .....................................       3,228
     14     Ashland, Inc. ....................................         814
     32     BJ Services Co. ..................................       1,471
     66     Baker Hughes, Inc. ...............................       2,798
     77     Burlington Resources, Inc. .......................       3,331
    414     ChevronTexaco Corp. ..............................      21,752
    135     ConocoPhillips....................................      11,719
     95     Devon Energy Corp. ...............................       3,698
     23     EOG Resources, Inc. ..............................       1,656
  1,261     ExxonMobil Corp. .................................      64,656
     86     Halliburton Co. ..................................       3,392
     30     Kerr-McGee Corp. .................................       1,712
     68     Marathon Oil Corp. ...............................       2,550
     29     Nabors Industries Ltd. * .........................       1,499
     27     Noble Corp. * ....................................       1,318
     77     Occidental Petroleum Corp. .......................       4,502
     21     Rowan Cos., Inc. * ...............................         544
    115     Schlumberger Ltd. ................................       7,705
     14     Sunoco, Inc. .....................................       1,168
     63     Transocean, Inc. * ...............................       2,664
     51     Unocal Corp. .....................................       2,226
     50     Valero Energy Corp. ..............................       2,279
     51     XTO Energy, Inc. .................................       1,801
                                                                ----------
                                                                   153,089
                                                                ----------

            FINANCIAL SERVICES -- 2.2%
     20     Bear Stearns Cos., Inc. (The).....................       2,065
    263     Charles Schwab Corp. (The)........................       3,150
     73     E*Trade Financial Corp. * ........................       1,087
     21     Federated Investors, Inc., Class B................         638
     49     Franklin Resources, Inc. .........................       3,393
     95     Goldman Sachs Group, Inc. ........................       9,853
     46     Janus Capital Group, Inc. ........................         777
     53     Lehman Brothers Holdings, Inc. ...................       4,608
    182     Merrill Lynch & Co., Inc. ........................      10,885
    214     Morgan Stanley Dean Witter & Co. .................      11,881
     25     T Rowe Price Group, Inc. .........................       1,561
                                                                ----------
                                                                    49,898
                                                                ----------

            FOOD, BEVERAGE & TOBACCO -- 4.7%
    401     Altria Group, Inc. ...............................      24,519
    154     Anheuser-Busch Cos., Inc. ........................       7,835
    128     Archer-Daniels-Midland Co. .......................       2,855
     80     Campbell Soup Co. ................................       2,404

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
    473     Coca-Cola Co. (The)...............................  $   19,693
     92     Coca-Cola Enterprises, Inc. ......................       1,914
    101     ConAgra Foods, Inc. ..............................       2,962
      7     Coors (Adolph) Co., Class B + ....................         554
     71     General Mills, Inc. ..............................       3,539
     68     Heinz (H.J.) Co. .................................       2,662
     22     Hercules, Inc. * .................................         324
     48     Hershey Foods Corp. ..............................       2,672
     81     Kellogg Co. ......................................       3,605
     27     McCormick & Co., Inc. ............................       1,031
     49     Pepsi Bottling Group, Inc. (The)..................       1,322
    329     PepsiCo., Inc. ...................................      17,193
     29     Reynolds American, Inc. + ........................       2,264
    153     Sara Lee Corp. ...................................       3,705
     32     UST, Inc. ........................................       1,552
     44     Wrigley (W.M.) Jr. Co. ...........................       3,035
                                                                ----------
                                                                   105,640
                                                                ----------

            FOREST & PAPER PRODUCTS -- 0.9%
     21     Bemis Co., Inc. ..................................         609
     50     Georgia-Pacific Corp. ............................       1,891
     95     International Paper Co. ..........................       3,996
     95     Kimberly-Clark Corp. .............................       6,274
     22     Louisiana-Pacific Corp. ..........................         576
     40     MeadWestvaco Corp. ...............................       1,341
     --     Neenah Paper, Inc. * @@ ..........................          --
     18     OfficeMax, Inc. ..................................         574
     29     Pactiv Corp. * ...................................         735
     11     Temple-Inland, Inc. ..............................         751
     47     Weyerhaeuser Co. .................................       3,150
                                                                ----------
                                                                    19,897
                                                                ----------

            HEALTH SERVICES -- 0.5%
     89     Caremark Rx, Inc. * ..............................       3,505
     15     Express Scripts, Inc. * ..........................       1,139
     82     HCA, Inc. +.......................................       3,292
     48     Health Management Associates, Inc., Class A +.....       1,082
     27     Laboratory Corp. of American Holdings *+ .........       1,345
     17     Manor Care, Inc. .................................         601
     91     Tenet Healthcare Corp. * .........................       1,002
                                                                ----------
                                                                    11,966
                                                                ----------

            HOTELS & GAMING -- 0.3%
     76     Hilton Hotels Corp. ..............................       1,717
     44     Marriott International, Inc., Class A.............       2,753
     41     Starwood Hotels & Resorts Worldwide, Inc. ........       2,365
                                                                ----------
                                                                     6,835
                                                                ----------

            INSURANCE -- 5.5%
    104     AFLAC, Inc. ......................................       4,125
     58     Ace Ltd. .........................................       2,480
     29     Aetna, Inc. ......................................       3,597
    140     Allstate Corp. (The)..............................       7,241
     22     Ambac Financial Group, Inc. ......................       1,823
    531     American International Group, Inc. ...............      34,900
     62     Aon Corp. ........................................       1,475

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
     26     CIGNA Corp. ......................................  $    2,138
     39     Chubb Corp. (The).................................       3,005
     34     Cincinnati Financial Corp. .......................       1,517
     31     Humana, Inc. * ...................................         925
     28     Jefferson-Pilot Corp. ............................       1,449
     36     Lincoln National Corp. ...........................       1,669
     38     Loews Corp. ......................................       2,657
     29     MBIA, Inc. + .....................................       1,819
     20     MGIC Investment Corp. + ..........................       1,361
    103     Marsh & McLennan Cos., Inc. ......................       3,389
    152     Metlife, Inc. ....................................       6,166
     63     Principal Financial Group (The)...................       2,571
     41     Progressive Corp. (The)...........................       3,463
    105     Prudential Financial, Inc. .......................       5,765
     26     Safeco Corp. .....................................       1,349
    137     St. Paul Travelers Cos., Inc. (The)...............       5,064
     22     Torchmark Corp. ..................................       1,265
    128     UnitedHealth Group, Inc. .........................      11,247
     61     UnumProvident Corp. ..............................       1,088
     58     WellPoint, Inc. * ................................       6,639
     28     XL Capital Ltd., Class A..........................       2,197
                                                                ----------
                                                                   122,384
                                                                ----------

            MACHINERY -- 1.3%
     42     American Standard Cos., Inc. * ...................       1,731
    332     Applied Materials, Inc. * ........................       5,677
     16     Black & Decker Corp. (The)........................       1,394
     67     Caterpillar, Inc. ................................       6,510
      9     Cummins, Inc. + ..................................         749
     49     Deere & Co. ......................................       3,613
     40     Dover Corp. ......................................       1,668
     30     Eaton Corp. ......................................       2,147
     34     Ingersoll Rand Co. ...............................       2,701
     24     Pall Corp. .......................................         701
     23     Parker-Hannifin Corp. ............................       1,773
     16     Stanley Works (The)...............................         788
                                                                ----------
                                                                    29,452
                                                                ----------

            MEDIA & ENTERTAINMENT -- 3.9%
    112     Clear Channel Communications, Inc. ...............       3,754
    434     Comcast Corp., Class A * .........................      14,446
     43     Donnelly (R.R.) & Sons Co. .......................       1,515
     16     Dow Jones & Co., Inc. ............................         689
     50     Gannett Co., Inc. ................................       4,078
     22     Harrah's Entertainment, Inc. .....................       1,466
     15     Knight-Ridder, Inc. ..............................       1,008
     37     McGraw-Hill Cos., Inc. (The)......................       3,400
     10     Meredith Corp. ...................................         529
     28     New York Times Co. (The), Class A.................       1,157
    511     News Corp., Inc. .................................       9,532
    895     Time Warner, Inc. * ..............................      17,408

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
     62     Tribune Co. ......................................  $    2,616
     63     Univision Communications, Inc. * .................       1,850
    333     Viacom, Inc., Class B.............................      12,131
    400     Walt Disney Co. (The).............................      11,107
                                                                ----------
                                                                    86,686
                                                                ----------

            MEDICAL INSTRUMENTS & SUPPLIES -- 3.6%
     20     Bard (C.R.), Inc. ................................       1,307
     10     Bausch & Lomb, Inc. ..............................         676
    120     Baxter International, Inc. .......................       4,162
     50     Becton, Dickinson & Co. ..........................       2,812
     49     Biomet, Inc. .....................................       2,147
    165     Boston Scientific Corp. * ........................       5,869
     62     Guidant Corp. ....................................       4,491
    580     Johnson & Johnson.................................      36,797
    236     Medtronic, Inc. ..................................      11,738
     70     St. Jude Medical, Inc. * .........................       2,931
     79     Stryker Corp. ....................................       3,792
     48     Zimmer Holdings, Inc. * ..........................       3,841
                                                                ----------
                                                                    80,563
                                                                ----------

            METALS, MINERALS & MINING -- 1.2%
    170     Alcoa, Inc. ......................................       5,348
     19     Allegheny Technologies, Inc. .....................         405
     22     Ball Corp. .......................................         967
     24     Engelhard Corp. ..................................         733
     28     Fortune Brands, Inc. .............................       2,172
     35     Freeport-McMoRan Copper & Gold, Inc., Class B.....       1,335
     58     Illinois Tool Works, Inc. ........................       5,361
     87     Newmont Mining Corp. .............................       3,857
     31     Nucor Corp. ......................................       1,626
     19     Phelps Dodge Corp. ...............................       1,842
     11     Snap-On, Inc. ....................................         385
     22     United States Steel Corp. + ......................       1,137
     20     Vulcan Materials Co. .............................       1,094
                                                                ----------
                                                                    26,262
                                                                ----------

            REAL ESTATE INVESTMENT TRUST -- 0.5%
     19     Apartment Investment & Management Co., Class A....         713
     38     Archstone-Smith Trust.............................       1,467
     79     Equity Office Properties Trust....................       2,295
     55     Equity Residential Properties Trust...............       2,001
     36     Plum Creek Timber Co., Inc. ......................       1,380
     36     Prologis..........................................       1,560
     43     Simon Property Group, Inc. .......................       2,794
                                                                ----------
                                                                    12,210
                                                                ----------

            RESEARCH & TESTING FACILITIES -- 0.2%
     29     Moody's Corp. ....................................       2,512
     20     Quest Diagnostics, Inc. ..........................       1,892
                                                                ----------
                                                                     4,404
                                                                ----------

            RETAIL -- 7.8%
     72     Albertson's, Inc. + ..............................       1,719
     16     AutoZone, Inc. * .................................       1,423
     52     Autonation, Inc. * ...............................         993

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     59     Bed, Bath & Beyond, Inc. * .......................  $    2,342
     63     Best Buy Co., Inc. ...............................       3,770
     22     Big Lots, Inc. * .................................         268
     78     CVS Corp. ........................................       3,523
     38     Circuit City Stores, Inc. ........................         598
     92     Costco Wholesale Corp. ...........................       4,441
     31     Darden Restaurants, Inc. .........................         851
     16     Dillard's, Inc., Class A..........................         431
     64     Dollar General Corp. .............................       1,331
    130     eBay, Inc. * .....................................      15,070
     33     Family Dollar Stores, Inc. .......................       1,024
     33     Federated Department Stores, Inc. ................       1,912
    171     Gap, Inc. (The) + ................................       3,619
    429     Home Depot, Inc. (The)............................      18,348
     67     Kohl's Corp. * ...................................       3,297
    145     Kroger Co. (The) * ...............................       2,535
     79     Limited Brands, Inc. .............................       1,830
    151     Lowe's Cos., Inc. + ..............................       8,701
     57     May Department Stores Co. (The) + ................       1,677
    246     McDonald's Corp. .................................       7,881
     27     Nordstrom, Inc. ..................................       1,278
     61     Office Depot, Inc. * .............................       1,061
     56     Penney (J.C.) Co., Inc. ..........................       2,313
     31     RadioShack Corp. .................................       1,020
     40     Sears, Roebuck and Co. ...........................       2,064
     28     Sherwin-Williams Co. (The)........................       1,234
     97     Staples, Inc. ....................................       3,280
     78     Starbucks Corp. * ................................       4,877
     94     TJX Cos., Inc. (The)..............................       2,366
    175     Target Corp. .....................................       9,092
     28     Tiffany & Co. ....................................         908
     42     Toys "R" Us, Inc. *+ .............................         860
    828     Wal-Mart Stores, Inc. ............................      43,735
    200     Walgreen Co. .....................................       7,665
     22     Wendy's International, Inc. ......................         875
     57     Yum! Brands, Inc. ................................       2,702
                                                                ----------
                                                                   172,914
                                                                ----------

            RUBBER & PLASTICS PRODUCTS -- 0.3%
     15     Cooper Tire & Rubber Co. + .......................         316
     34     Goodyear Tire & Rubber Co. (The) *+ ..............         503
     51     NIKE, Inc., Class B...............................       4,654
     11     Reebok International Ltd. + ......................         501
     16     Sealed Air Corp. * ...............................         870
                                                                ----------
                                                                     6,844
                                                                ----------

            SOFTWARE & SERVICES -- 5.9%
     47     Adobe Systems, Inc. ..............................       2,930
     25     Affiliated Computer Services, Inc., Class A * ....       1,511
     45     Autodesk, Inc. ...................................       1,703
    114     Automatic Data Processing, Inc. ..................       5,052
     43     BMC Software, Inc. * .............................         807
     33     Citrix Systems, Inc. * ...........................         811
    115     Computer Associates International, Inc. ..........       3,556
     37     Computer Sciences Corp. * ........................       2,087
     76     Compuware Corp. * ................................         490

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
     60     Electronic Arts, Inc. * ..........................  $    3,682
    101     Electronic Data Systems Corp. ....................       2,322
    162     First Data Corp. .................................       6,902
     38     Fiserv, Inc. * ...................................       1,537
     45     IMS Health, Inc. .................................       1,052
     37     Intuit, Inc. * ...................................       1,611
     17     Mercury Interactive Corp. * ......................         752
  2,126     Microsoft Corp. ..................................      56,775
     18     NCR Corp. * ......................................       1,260
     73     Novell, Inc. * ...................................         496
  1,003     Oracle Corp. * ...................................      13,756
     53     Parametric Technology Corp. * ....................         310
     99     Siebel Systems, Inc. * ...........................       1,044
    657     Sun Microsystems, Inc. * .........................       3,537
     57     SunGard Data Systems, Inc. * .....................       1,601
    124     Symantec Corp. * .................................       3,194
     66     Unisys Corp. * ...................................         669
     82     VERITAS Software Corp. * .........................       2,355
    269     Yahoo!, Inc. * ...................................      10,130
                                                                ----------
                                                                   131,932
                                                                ----------

            TRANSPORTATION -- 4.9%
    164     Boeing Co. (The)..................................       8,497
     19     Brunswick Corp. ..................................         931
     74     Burlington Northern Santa Fe Corp. ...............       3,478
     42     CSX Corp. ........................................       1,684
    124     Carnival Corp. ...................................       7,134
     29     Dana Corp. .......................................         508
    110     Delphi Corp. .....................................         989
     25     Delta Air Lines, Inc. *+ .........................         189
     59     FedEx Corp. ......................................       5,786
    358     Ford Motor Co. + .................................       5,237
     39     General Dynamics Corp. ...........................       4,095
    110     General Motors Corp. + ...........................       4,423
     34     Genuine Parts Co. ................................       1,506
     23     Goodrich Corp. ...................................         759
     57     Harley-Davidson, Inc. + ..........................       3,487
    168     Honeywell International, Inc. ....................       5,954
     18     ITT Industries, Inc. .............................       1,527
     87     Lockheed Martin Corp. ............................       4,810
     14     Navistar International Corp. *+ ..................         599
     77     Norfolk Southern Corp. ...........................       2,803
     72     Northrop Grumman Corp. ...........................       3,912
     34     PACCAR, Inc. .....................................       2,736
     27     Sabre Holdings Corp. .............................         588
    152     Southwest Airlines Co. ...........................       2,482
     27     Textron, Inc. ....................................       1,984
     51     Union Pacific Corp. ..............................       3,410
    219     United Parcel Service, Inc. ......................      18,724
    100     United Technologies Corp. ........................      10,321
                                                                ----------
                                                                   108,553
                                                                ----------

            U.S. GOVERNMENT AGENCIES -- 1.1%
    135     Federal Home Loan Mortgage Corp. .................       9,940
    189     Federal National Mortgage Association.............      13,476
                                                                ----------
                                                                    23,416
                                                                ----------


The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            vUtilities -- 3.4%
    127     AES Corp. (The) * ................................  $    1,734
     27     Allegheny Energy, Inc. *+ ........................         528
     62     Allied Waste Industries, Inc. * ..................         577
     38     Ameren Corp. .....................................       1,908
     77     American Electric Power Co., Inc. ................       2,649
     38     CMS Energy Corp. *+ ..............................         398
    104     Calpine Corp. *+ .................................         412
     60     Centerpoint Energy, Inc. .........................         681
     35     Cinergy Corp. ....................................       1,474
     47     Consolidated Edison, Inc. ........................       2,070
     34     Constellation Energy Group, Inc. .................       1,503
     34     DTE Energy Co. ...................................       1,465
     65     Dominion Resources, Inc. .........................       4,393
    187     Duke Energy Corp. ................................       4,739
     74     Dynegy, Inc., Class A *+ .........................         343
     64     Edison International..............................       2,041
    126     El Paso Corp. ....................................       1,308
     44     Entergy Corp. ....................................       2,954
    130     Exelon Corp. .....................................       5,709
     36     FPL Group, Inc. + ................................       2,712
     65     FirstEnergy Corp. ................................       2,549
     31     KeySpan Corp. ....................................       1,239
     24     Kinder Morgan, Inc. + ............................       1,770
     53     NiSource, Inc. ...................................       1,205
      9     Nicor, Inc. + ....................................         320
     79     PG&E Corp. * .....................................       2,624
     37     PPL Corp. ........................................       1,967
      7     Peoples Energy Corp. .............................         322
     18     Pinnacle West Capital Corp. ......................         794
     48     Progress Energy, Inc. ............................       2,185
     47     Public Service Enterprise Group, Inc. ............       2,408
     46     Sempra Energy.....................................       1,675
    145     Southern Co. (The) + .............................       4,848
     39     TECO Energy, Inc. + ..............................         598
     47     TXU Corp. ........................................       3,029
    112     Waste Management, Inc. ...........................       3,350
    109     Williams Cos., Inc. (The).........................       1,773
     78     Xcel Energy, Inc. + ..............................       1,425
                                                                ----------
                                                                    73,679
                                                                ----------

            Total common stock
              (cost $1,925,328)...............................  $2,206,998
                                                                ----------
PRINCIPAL
AMOUNT
 ------
   5/8V
U.S. TREASURIES & FEDERAL AGENCIES -- 0.5%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
 $  135     5.25% due 02/15/29................................  $      145
  1,567     6.25% due 08/15/23................................       1,874
    211     7.25% due 05/15/16................................         266
    645     8.125% due 05/15/21...............................         898
                                                                ----------
                                                                     3,183
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED
            SECURITIES -- 0.4%
 $  407     0.875% due 04/15/10...............................  $      403
    251     2.00% due 07/15/14................................         251
  1,424     3.625% due 01/15/08...............................       1,576
  2,249     3.875% due 04/15/29...............................       3,108
  1,876     3.875% due 01/15/09...............................       2,136
                                                                ----------
                                                                     7,474
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $10,657)..................................  $   10,657
                                                                ----------
SHARES
---------
   5/8V
SHORT-TERM SECURITIES -- 2.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.9%
 41,638     BNY Institutional Cash Reserves Fund..............  $   41,638
                                                                ----------
PRINCIPAL
AMOUNT
 ------
            VU.S. TREASURY BILLS -- 0.1%
 $2,500     2.17% due 03/17/05................................  $    2,489
                                                                ----------
            Total short-term securities
              (cost $44,127)..................................  $   44,127
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,980,111) G o -- 101.6%...........   2,261,782
            OTHER ASSETS, LESS LIABILITIES -- (1.6%)..........     (35,353)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,226,429
                                                                ==========

Note: Market value of investments in foreign securities represents 0.1% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  G Cost of long term securities from the proceeds of security leading is $10,657.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $1,992,346 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 540,373
      Unrealized depreciation.......................   (270,937)
                                                      ---------
      Net Unrealized appreciation...................  $ 269,436
                                                      =========

  ++ The Fund had 73 Standard & Poor's 500 March 2005 Futures contracts open as of December 31, 2004. These contracts had a value of $22,150 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $2,489.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE U
----------                                                       ----------
COMMON STOCKS -- 98.3%
             AUSTRALIA -- 0.3%
       260   Publishing & Broadcasting Ltd.  B ................  $    3,578
                                                                 ----------
             AUSTRIA -- 0.7%
       195   Wienerberger AG  B ...............................       9,310
                                                                 ----------
             BELGIUM -- 1.7%
       339   Belgacom S.A.  @  B ..............................      14,641
       176   Belgacom S.A. *+ B ...............................       7,607
                                                                 ----------
                                                                     22,248
                                                                 ----------
             CANADA -- 4.9%
       150   Canadian National Railway Co. ....................       9,209
       281   Encana Corp. .....................................      16,022
       271   Fairmont Hotels & Resorts, Inc. ..................       9,387
       116   Research in Motion Ltd. *+........................       9,585
       710   Talisman Energy, Inc. +...........................      19,162
                                                                 ----------
                                                                     63,365
                                                                 ----------
             DENMARK -- 1.0%
       249   Carlsberg + B ....................................      12,579
                                                                 ----------
             EGYPT -- 0.6%
       361   Orascom Telecom Holding S.A.E *...................       7,622
                                                                 ----------
             FRANCE -- 15.0%
       434   AXA  B ...........................................      10,720
       986   Alcatel S.A.  B ..................................      15,357
    13,677   Alstom +..........................................      10,411
       514   Credit Agricole S.A. + B .........................      15,505
       234   Essilor International S.A.  B ....................      18,407
       720   France Telecom S.A.  B ...........................      23,780
       172   Groupe Danone  B .................................      15,870
       157   Peugeot S.A.  B ..................................       9,960
       117   Sanofi-Aventis  B ................................       9,362
       350   Societe Television Francaise 1  B ................      11,404
       137   Total S.A. + B ...................................      29,959
       758   Vivendi Universal S.A. + B .......................      24,233
                                                                 ----------
                                                                    194,968
                                                                 ----------
             GERMANY -- 8.1%
       140   BASF AG  B .......................................      10,117
       659   Bayerische Vereinsbank AG  B .....................      14,943
       218   DaimlerChrysler AG  B ............................      10,466
       974   Deutsche Lufthansa AG  B .........................      13,971
       895   Deutsche Telekom AG  B ...........................      20,238
       173   E.ON AG  B .......................................      15,744
       161   Muenchener Rueckversicherungs-Gesellschaft AG
                B .............................................      19,848
                                                                 ----------
                                                                    105,327
                                                                 ----------
             HONG KONG -- 4.0%
       222   Esprit Holdings Ltd.  @  B .......................       1,339
     2,317   Esprit Holdings Ltd.  B ..........................      14,004
     1,453   Hutchison Whampoa Ltd.  B ........................      13,613
     3,064   Hysan Development Co.  B .........................       6,443
     1,643   Sun Hung Kai Properties  B .......................      16,444
                                                                 ----------
                                                                     51,843
                                                                 ----------

                                                                   MARKET
  SHARES                                                          VALUE U
----------                                                       ----------
             HUNGARY -- 0.7%
       138   Mol Magyar Olay-es  B ............................  $    9,670
                                                                 ----------
             INDONESIA -- 0.7%
       413   PT Telekomunikasi Indonesia ADR...................       8,677
                                                                 ----------
             IRELAND -- 1.9%
       678   Elan Corp., PLC, ADR *+...........................      18,486
       513   Ryanair Holdings PLC * B .........................       3,659
        56   Ryanair Holdings PLC, ADR *+......................       2,274
                                                                 ----------
                                                                     24,419
                                                                 ----------
             ITALY -- 3.7%
     3,014   Capitalia S.p.A.  B ..............................      13,823
     1,102   Ente Nazional Idrocarburi S.p.A.  B ..............      27,615
       940   Geox S.p.A. *.....................................       7,309
                                                                 ----------
                                                                     48,747
                                                                 ----------
             JAPAN -- 14.1%
       342   Canon, Inc.  B ...................................      18,572
       808   Central Glass Co., Ltd. + B ......................       5,735
       520   Eisai Co., Ltd.  B ...............................      17,150
        60   Electric Power Development  @ ....................       1,669
       275   Electric Power Development *......................       7,708
       126   Fast Retailing Co., Ltd.  B ......................       9,627
       256   Fuji Photo Film Co., Ltd.  B .....................       9,477
         3   Japan Tobacco, Inc.  B ...........................      29,924
         1   Mitsubishi Tokyo Financial Group, Inc.  B ........      10,211
       195   Nippon Electric Glass Co., Ltd.  B ...............       5,001
        85   Orix Corp.  B ....................................      11,688
       609   Sankyo Co., Ltd.  B ..............................      13,791
       262   Shin-Etsu Chemical Co., Ltd.  B ..................      10,756
       135   Takefuji Corp.  B ................................       9,111
         2   UFJ Holdings, Inc.  B ............................      11,145
       343   World Co., Ltd. ..................................      12,064
                                                                 ----------
                                                                    183,629
                                                                 ----------
             MALAYSIA -- 0.5%
     4,221   Province of Nova Scotia *.........................       5,998
                                                                 ----------
             NETHERLANDS -- 5.3%
       152   ASML Holding N.V., NY Shares*.....................       2,425
       648   ASML Lithography Holding N.V. *+ B ...............      10,362
       706   European Aeronautic Defense and Space Co. + B ....      20,492
       752   ING Group N.V.  B ................................      22,737
     1,728   Koninklijke Ahold N.V. * B .......................      13,392
                                                                 ----------
                                                                     69,408
                                                                 ----------
             PHILIPPINES -- 0.5%
       270   Philippine Long Distance Telephone Co. * B .......       6,630
                                                                 ----------
             SOUTH KOREA -- 1.7%
       858   Kia Motors Corp. * B .............................       9,016
       114   SK Corp. * B .....................................       6,233
        62   Samsung SDI Co. Ltd.  B ..........................       6,737
                                                                 ----------
                                                                     21,986
                                                                 ----------
             SPAIN -- 1.0%
       754   Banco Bilbao Vizcayz Argentaria S.A.  B ..........      13,371
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE U
----------                                                       ----------
COMMON STOCKS -- (CONTINUED)
             SWEDEN -- 2.8%
     1,644   Nordea Bank AB  B ................................  $   16,576
       202   SFK AB............................................       9,015
     3,656   Telefonaktiebolaget LM Ericsson AB, B Shares
               + B ............................................      11,516
                                                                 ----------
                                                                     37,107
                                                                 ----------
             SWITZERLAND -- 5.0%
       562   Novartis AG  B ...................................      28,276
       423   Swatch Group AG  B ...............................      12,548
       297   UBS AG  B ........................................      24,899
                                                                 ----------
                                                                     65,723
                                                                 ----------
             TAIWAN -- 2.4%
     5,641   Quanta Computer, Inc.  B .........................      10,151
    13,431   Taiwan Semiconductor Manufacturing Co., Ltd.
                B .............................................      21,400
                                                                 ----------
                                                                     31,551
                                                                 ----------
             THAILAND -- 0.4%
     3,055   Kasikornbank PLC * B .............................       4,420
                                                                 ----------
             UNITED KINGDOM -- 17.3%
       624   AstraZeneca PLC  B ...............................      22,614
     1,097   Aviva PLC  B .....................................      13,193
     1,155   Billiton PLC  B ..................................      13,501
     1,363   Centrica PLC  B ..................................       6,173
     2,688   EMI Group PLC  B .................................      13,668
       860   Enterprise Inns PLC  B ...........................      13,087
     1,057   Imperial Tobacco Group PLC  B ....................      28,958
       464   Reckitt Benckiser PLC  B .........................      13,987
       325   Rio Tinto PLC  B .................................       9,582
     2,579   Rolls-Royce Group PLC  B .........................      12,192
    97,976   Rolls-Royce Group PLC, Class B....................         179
       949   Royal Bank of Scotland Group PLC  B ..............      31,868
    11,736   Vodafone Group PLC  B ............................      31,930
     1,316   WWP Group PLC  B .................................      14,428
                                                                 ----------
                                                                    225,360
                                                                 ----------
             UNITED STATES OF AMERICA -- 4.0%
       380   Cemex S.A. de C.V., ADR...........................      13,832
       276   Infosys Technologies Ltd.  B .....................      13,264
       163   Schlumberger Ltd. ................................      10,879
       218   Tyco International Ltd. ..........................       7,802
       288   UTStarcom, Inc. *+................................       6,377
                                                                 ----------
                                                                     52,154
                                                                 ----------
             Total common stocks
               (cost $1,089,407)...............................  $1,279,690
                                                                 ----------
SHORT-TERM SECURITIES -- 11.3%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 9.3%
   121,177   Boston Global Investment Trust....................     121,177
                                                                 ----------
PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
REPURCHASE AGREEMENTS -- 2.0%
$    3,051   ABN Amro Joint TriParty Repurchase Agreement (See
               Note 2(d))
               2.20% due 01/03/05..............................  $    3,051
     3,051   Deutsche Bank Securities Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.17% due 01/03/05..............................       3,051
     5,263   J.P Morgan Chase Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.28% due 01/03/05..............................       5,263
     1,303   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               1.60% due 01/03/05..............................       1,303
    13,805   UBS Securities Joint TriParty Repurchase Agreement
               (See Note 2(d))
               2.28% due 01/03/05..............................      13,805
                                                                 ----------
                                                                     26,473
                                                                 ----------
             Total short-term securities
               (cost $147,650).................................  $  147,650
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $1,237,058) o -- 109.6%.............   1,427,340
                                                                 ----------
             OTHER ASSETS, LESS LIABILITIES -- (9.6%)..........    (124,704)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $1,302,636
                                                                 ==========

    U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of December 31, 2004
       (See Note 2(i)).

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $17,649 or 1.4% of net assets.

    B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $1,083,598, which represents
       83.2% of the total net assets.

    o At December 31, 2004, the cost of securities for federal income tax purposes is $1,238,428 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


   Unrealized appreciation......................  $197,724
   Unrealized depreciation......................    (8,812)
                                                  --------
   Net Unrealized appreciation..................  $188,912
                                                  ========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        2.5%
------------------------------------------------------------------
Apparel & Textile                                          2.1
------------------------------------------------------------------
Banks                                                     11.2
------------------------------------------------------------------
Business Services                                          1.1
------------------------------------------------------------------
Chemicals                                                  1.6
------------------------------------------------------------------
Communications                                            11.9
------------------------------------------------------------------
Computers & Office Equipment                               2.2
------------------------------------------------------------------
Construction                                               1.5
------------------------------------------------------------------
Consumer Durables                                          1.9
------------------------------------------------------------------
Consumer Non-Durables                                      2.4
------------------------------------------------------------------
Drugs                                                      5.3
------------------------------------------------------------------
Electronics                                                2.3
------------------------------------------------------------------
Energy & Services                                          9.6
------------------------------------------------------------------
Financial Services                                         4.3
------------------------------------------------------------------
Food, Beverage & Tobacco                                   7.7
------------------------------------------------------------------
Hotels & Gaming                                            0.7
------------------------------------------------------------------
Insurance                                                  3.3
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               9.3
------------------------------------------------------------------
Machinery                                                  0.8
------------------------------------------------------------------
Media & Entertainment                                      6.2
------------------------------------------------------------------
Medical Instruments & Supplies                             3.1
------------------------------------------------------------------
Metals, Minerals & Mining                                  2.5
------------------------------------------------------------------
Real Estate                                                1.8
------------------------------------------------------------------
Repurchase Agreements                                      2.0
------------------------------------------------------------------
Retail                                                     5.4
------------------------------------------------------------------
Software & Services                                        1.0
------------------------------------------------------------------
Transportation                                             4.5
------------------------------------------------------------------
Utilities                                                  1.4
------------------------------------------------------------------
Other Assets and Liabilities                              (9.6)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         ------          --------         ---------         --------------
Australian Dollar                              Buy              $   183         $   181           1/5/2005              $  2
Australian Dollar                              Buy                  564             561           1/6/2005                 3
British Pound                                  Buy                   52              52           1/6/2005                --
British Pound                                  Buy                  258             259           1/5/2005                (1)
British Pound                                  Buy                  286             286           1/4/2005                --
British Pound                                  Sell               9,776           9,934          3/23/2005               158
EURO                                           Sell               2,142           2,140           1/3/2005                (2)
Japanese Yen                                   Buy                   22              22           1/5/2005                --
Japanese Yen                                   Buy                   57              56           1/6/2005                 1
Japanese Yen                                   Buy                   66              66           1/4/2005                --
Swiss Franc                                    Sell              10,371          10,317          3/23/2005               (54)
                                                                                                                        ----
                                                                                                                        $107
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCKS -- 98.7%
         FINLAND -- 4.5%
  199    Nokia Oyj  B .....................................  $  3,119
   82    Stora Enso Oyj + B ...............................     1,241
                                                             --------
                                                                4,360
                                                             --------
         FRANCE -- 11.8%
   32    Carrefour S.A. + B ...............................     1,538
   59    Credit Agricole S.A. + B .........................     1,793
   14    Lagardere S.C.A. + B .............................       989
   28    Sanofi-Aventis + B ...............................     2,271
    7    Schneider Electric S.A.  B .......................       473
   13    Total S.A. + B  ..................................     2,739
   49    Vivendi Universal S.A.  B ........................     1,566
                                                             --------
                                                               11,369
                                                             --------
         GERMANY -- 11.5%
  121    Deutsche Telekom AG + B ..........................     2,736
   24    E.ON AG  B .......................................     2,172
    1    Porsche AG  B ....................................       478
   29    Schering AG  B ...................................     2,175
   20    Siemens AG + B ...................................     1,685
   42    Volkswagen AG  B .................................     1,903
                                                             --------
                                                               11,149
                                                             --------
         IRELAND -- 3.0%
  108    Bank of Ireland  B ...............................     1,781
   41    CRH PLC  B .......................................     1,106
                                                             --------
                                                                2,887
                                                             --------
         ITALY -- 4.2%
  109    Enel S.p.A. + B ..................................     1,073
   95    Ente Nazional Idrocarburi S.p.A. + B .............     2,381
  212    Terna S.p.A. +....................................       608
                                                             --------
                                                                4,062
                                                             --------
         JAPAN -- 19.2%
    5    AIFUL Corp.  B ...................................       497
   11    Acom Co., Ltd.  B ................................       841
   --    East Japan Railway Co.  B  @@ ....................       852
   24    Fanuc Ltd.  B ....................................     1,552
  192    Fujitsu Ltd. + B .................................     1,254
  118    Mitsubishi Estate Co., Ltd. + B ..................     1,386
   29    Murata Manufacturing Co., Ltd.  B ................     1,597
    5    NEC Electronics Corp.  @  B ......................       244
    8    NEC Electronics Corp. + B ........................       372
    1    NTT DoCoMo, Inc.  B ..............................     1,207
  168    Nissan Motor Co., Ltd. + B .......................     1,850
  139    Nomura Holdings, Inc.  B .........................     2,033
   35    Shin-Etsu Chemical Co., Ltd.  B ..................     1,443

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         JAPAN -- (CONTINUED)
  141    Sumitomo Trust & Banking Co., Ltd. (The)  B ......  $  1,022
   17    Takeda Chemical Industries Ltd.  B ...............       879
  362    Tokyo Gas Co., Ltd. + B ..........................     1,485
                                                             --------
                                                               18,514
                                                             --------
         NETHERLANDS -- 6.5%
   27    Heineken N.V. + B ................................       890
   65    Koninklijke Philips Electronics N.V.  B ..........     1,725
   64    Royal Dutch Petroleum Co. + B ....................     3,673
                                                             --------
                                                                6,288
                                                             --------
         NORWAY -- 1.8%
   62    DNB NOR ASA  B ...................................       614
   71    Statoil ASA, Class A  B ..........................     1,127
                                                             --------
                                                                1,741
                                                             --------
         SINGAPORE -- 1.2%
  144    Oversea-Chinese Banking Corp.  B .................     1,191
                                                             --------
         SWITZERLAND -- 6.9%
   31    Compagnie Financiere Richemont AG  B .............     1,025
   59    Credit Suisse Group  B ...........................     2,479
    5    Nestle S.A.  B ...................................     1,409
   24    Swiss Reinsurance  B .............................     1,722
                                                             --------
                                                                6,635
                                                             --------
         UNITED KINGDOM -- 28.1%
  145    BP PLC  B ........................................     1,414
  201    Barclays Bank PLC  B .............................     2,267
  105    Cadbury Schweppes PLC  B .........................       981
  140    Diageo PLC  B ....................................     1,994
   39    EMAP PLC  B ......................................       613
  127    GlaxoSmithKline PLC  B ...........................     2,972
  171    HSBC Holdings PLC  B .............................     2,874
   48    Imperial Tobacco Group PLC  B ....................     1,318
   83    Kesa Electricals PLC  B ..........................       450
  132    Marks & Spencer PLC  B ...........................       868
  184    Prudential Corp., PLC  B .........................     1,599
  348    Rentokil Initial PLC  B ..........................       985
   32    Rio Tinto PLC  B .................................       929
   16    Royal Bank of Scotland Group PLC @ B .............       544
   67    Royal Bank of Scotland Group PLC B ...............     2,254
  210    Unilever PLC  B ..................................     2,055
1,101    Vodafone Group PLC  B ............................     2,996
                                                             --------
                                                               27,113
                                                             --------
         Total common stocks
           (cost $77,569)..................................  $ 95,309
                                                             --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
SHORT-TERM SECURITIES -- 24.5%
         INVESTMENT COMPANIES -- 1.3%
1,212    SSgA Money Market Fund............................  $  1,212
                                                             --------
         INVESTMENT COMPANIES HELD AS COLLATERAL FOR
           SECURITIES ON LOAN -- 23.2%
22,470   State Street Navigator Securities Lending Prime
           Portfolio.......................................    22,470
                                                             --------
         Total short-term securities
           (cost $23,682)..................................  $ 23,682
                                                             --------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $101,251)o -- 123.2%................   118,991
         OTHER ASSETS, LESS LIABILITIES -- (23.2%).........   (22,409)
                                                             --------
         NET ASSETS -- 100.0%..............................  $ 96,582
                                                             ========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2 (i)).
  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $788 or 0.8% of net assets.
  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $94,701, which represents 98.1% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $101,305 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $18,279
      Unrealized depreciation.........................     (593)
                                                        -------
      Net Unrealized appreciation.....................  $17,686
                                                        =======

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                  PERCENTAGE OF
INDUSTRY                                           NET ASSETS
---------------------------------------------------------------
Agriculture & Fishing                                   3.2%
---------------------------------------------------------------
Banks                                                  17.4
---------------------------------------------------------------
Business Services                                       1.0
---------------------------------------------------------------
Chemicals                                               1.5
---------------------------------------------------------------
Communications                                          7.2
---------------------------------------------------------------
Drugs                                                   5.3
---------------------------------------------------------------
Electrical Equipment                                    0.5
---------------------------------------------------------------
Electronics                                             8.7
---------------------------------------------------------------
Energy & Services                                      12.1
---------------------------------------------------------------
Financial Services                                      3.0
---------------------------------------------------------------
Food, Beverage & Tobacco                                9.0
---------------------------------------------------------------
Forest & Paper Products                                 1.3
---------------------------------------------------------------
Insurance                                               3.9
---------------------------------------------------------------
Investment Companies                                    1.3
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                    23.2
---------------------------------------------------------------
Media & Entertainment                                   3.3
---------------------------------------------------------------
Medical Instruments & Supplies                          3.3
---------------------------------------------------------------
Metals, Minerals & Mining                               3.3
---------------------------------------------------------------
Real Estate                                             1.4
---------------------------------------------------------------
Retail                                                  4.0
---------------------------------------------------------------
Transportation                                          5.3
---------------------------------------------------------------
Utilities                                               4.0
---------------------------------------------------------------
Other Assets and Liabilities                         (23.2)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 98.7%
            BANKS -- 9.9%
      32    Citigroup, Inc. ..................................  $    1,563
      32    Countrywide Financial Corp. ......................       1,170
      17    Doral Financial Corp. ............................         842
      11    Fifth Third Bancorp...............................         515
      40    MBNA Corp. .......................................       1,136
      14    Northern Trust Corp. .............................         680
                                                                ----------
                                                                     5,906
                                                                ----------
            BUSINESS SERVICES -- 1.1%
       8    Omnicom Group, Inc. ..............................         645
                                                                ----------
            COMMUNICATIONS -- 2.1%
      49    Motorola, Inc. ...................................         843
      26    Nokia Corp., ADR..................................         404
                                                                ----------
                                                                     1,247
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.3%
      16    CDW Corp. ........................................       1,091
       8    International Business Machines Corp. ............         818
       7    Lexmark International, Inc. *.....................         625
      11    Zebra Technologies Corp. *........................         637
                                                                ----------
                                                                     3,171
                                                                ----------
            CONSUMER DURABLES -- 0.6%
      15    Newell Rubbermaid, Inc. ..........................         356
                                                                ----------
            CONSUMER SERVICES -- 2.4%
      18    H&R Block, Inc. ..................................         872
      14    Weight Watchers International, Inc. *.............         591
                                                                ----------
                                                                     1,463
                                                                ----------
            DRUGS -- 8.9%
      14    Biogen Idec, Inc. *...............................         963
      43    Pfizer, Inc. .....................................       1,146
      59    Schering-Plough Corp. ............................       1,226
      18    Teva Pharmaceutical Industries Ltd., ADR..........         543
      44    Watson Pharmaceuticals, Inc. *....................       1,433
                                                                ----------
                                                                     5,311
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.9%
       6    Allergan, Inc. ...................................         519
                                                                ----------
            ELECTRONICS -- 8.2%
      65    General Electric Co. .............................       2,363
      58    Intel Corp. ......................................       1,345
      30    Linear Technology Corp. ..........................       1,174
                                                                ----------
                                                                     4,882
                                                                ----------
            ENERGY & SERVICES -- 9.8%
      24    BP PLC, ADR.......................................       1,413
      22    Burlington Resources, Inc. .......................         935
      16    ChevronTexaco Corp. ..............................         853
      18    ExxonMobil Corp. .................................         918
       6    Total S.A., ADR...................................         643
      32    XTO Energy, Inc. .................................       1,117
                                                                ----------
                                                                     5,879
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCIAL SERVICES -- 1.6%
       9    Goldman Sachs Group, Inc. ........................  $      931
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 2.3%
      26    PepsiCo., Inc. ...................................       1,355
                                                                ----------
            HEALTH SERVICES -- 0.9%
      28    First Health Group Corp. *........................         523
                                                                ----------
            INSURANCE -- 6.1%
      14    AFLAC, Inc. ......................................         574
      32    American International Group, Inc. ...............       2,111
      23    Willis Group Holdings Ltd. .......................         951
                                                                ----------
                                                                     3,636
                                                                ----------
            MEDIA & ENTERTAINMENT -- 5.7%
       8    Comcast Corp., Class A *..........................         280
      11    International Speedway Corp. .....................         583
      96    Liberty Media Corp., Class A *....................       1,049
      36    Time Warner, Inc. *...............................         696
      21    Viacom, Inc., Class B.............................         771
                                                                ----------
                                                                     3,379
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.8%
      19    Baxter International, Inc. .......................         646
      25    Boston Scientific Corp. *.........................         889
      12    Johnson & Johnson.................................         729
      13    Medtronic, Inc. ..................................         626
                                                                ----------
                                                                     2,890
                                                                ----------
            RETAIL -- 6.3%
      21    Cheesecake Factory, Inc. (The) *..................         682
      13    Kohl's Corp. *....................................         629
      26    Wal-Mart Stores, Inc. ............................       1,379
      28    Walgreen Co. .....................................       1,059
                                                                ----------
                                                                     3,749
                                                                ----------
            SOFTWARE & SERVICES -- 15.9%
      14    Adobe Systems, Inc. ..............................         866
      11    Affiliated Computer Services, Inc., Class A *.....         668
      17    Automatic Data Processing, Inc. ..................         741
      73    Citrix Systems, Inc. *............................       1,788
      18    Cognos, Inc. *....................................         793
      12    Electronic Arts, Inc. *...........................         768
     100    Microsoft Corp. ..................................       2,676
      48    Symantec Corp. *..................................       1,229
                                                                ----------
                                                                     9,529
                                                                ----------
            TRANSPORTATION -- 2.5%
      14    Carnival Corp. ...................................         795
      19    Honeywell International, Inc. ....................         689
                                                                ----------
                                                                     1,484
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 2.4%
      20    Federal National Mortgage Association.............       1,424
                                                                ----------
            UTILITIES -- 1.0%
       9    Kinder Morgan, Inc. ..............................         687
                                                                ----------
            Total common stocks
              (cost $53,402)..................................  $   58,966
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD LARGECAP GROWTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
SHORT-TERM SECURITIES -- 1.7%
            INVESTMENT COMPANIES -- 1.7%
   1,029    SSgA Money Market Fund............................  $    1,029
                                                                ----------
            Total short-term securities
              (cost $1,029)...................................  $    1,029
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $54,431)o -- 100.4%.................      59,995
            OTHER ASSETS, LESS LIABILITIES -- (0.4)%..........        (229)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $   59,766
                                                                ==========

Note: Market value of investments in foreign securities represents 8.0% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $54,840 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,218
      Unrealized depreciation.........................   (2,063)
                                                        -------
      Net Unrealized appreciation.....................  $ 5,155
                                                        =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCKS -- 100.3%
         APPAREL & TEXTILE -- 3.8%
  22     Coach, Inc. *.....................................  $ 1,221
  24     Liz Claiborne, Inc. ..............................    1,027
                                                             -------
                                                               2,248
                                                             -------
         BANKS -- 2.0%
  24     Investors Financial Services Corp. ...............    1,198
                                                             -------
         BUSINESS SERVICES -- 2.0%
  94     Akamai Technologies, Inc. *.......................    1,221
                                                             -------
         COMMUNICATIONS -- 6.0%
  72     Avaya, Inc. *.....................................    1,238
   9     L-3 Communications Holdings, Inc. ................      676
  84     Nextel Partners, Inc. *...........................    1,643
                                                             -------
                                                               3,557
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 7.6%
  23     CDW Corp. ........................................    1,529
  57     Jabil Circuit, Inc. *.............................    1,460
   7     Lexmark International, Inc. *.....................      582
  39     SanDisk Corp. *...................................      961
                                                             -------
                                                               4,532
                                                             -------
         CONSUMER NON-DURABLES -- 3.5%
  33     Airgas, Inc. .....................................      874
  26     Estee Lauder Cos., Inc. (The), Class A............    1,208
                                                             -------
                                                               2,082
                                                             -------
         CONSUMER SERVICES -- 3.9%
  16     Dun & Bradstreet Corp. *..........................      953
  28     H&R Block, Inc. ..................................    1,356
                                                             -------
                                                               2,309
                                                             -------
         DRUGS -- 8.1%
  55     Angiotech Pharmaceuticals, Inc. *.................    1,007
  63     IVAX Corp. *......................................    1,003
  39     Impax Laboratories, Inc. *........................      618
  20     Invitrogen Corp. *................................    1,368
  14     Sepracor, Inc. *..................................      848
                                                             -------
                                                               4,844
                                                             -------
         ELECTRICAL EQUIPMENT -- 4.5%
  35     Affymetrix, Inc. *................................    1,288
  11     Allergan, Inc. ...................................      853
  33     Teradyne, Inc. *..................................      558
                                                             -------
                                                               2,699
                                                             -------
         ELECTRONICS -- 8.2%
  33     Amphenol Corp. *..................................    1,212
  25     International Rectifier Corp. *...................    1,095
 152     JDS Uniphase Corp. *..............................      483
  47     Microchip Technology, Inc. .......................    1,256
  23     QLogic Corp. *....................................      838
                                                             -------
                                                               4,884
                                                             -------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
         ENERGY & SERVICES -- 2.3%
  13     Weatherford International Ltd. *..................  $   690
  20     XTO Energy, Inc. .................................      691
                                                             -------
                                                               1,381
                                                             -------
         FINANCIAL SERVICES -- 2.4%
 103     Ameritrade Holding Corp. *........................    1,463
                                                             -------
         HEALTH SERVICES -- 1.6%
  19     Laboratory Corp. of American Holdings *...........      928
                                                             -------
         INSURANCE -- 3.1%
  12     Ambac Financial Group, Inc. ......................      998
  20     PMI Group, Inc. (The).............................      833
                                                             -------
                                                               1,831
                                                             -------
         MACHINERY -- 7.8%
  16     Carlisle Cos., Inc. ..............................    1,011
  19     Donaldson Co., Inc. ..............................      620
  21     Engineered Support Systems, Inc. .................    1,263
  41     Varian Medical Systems, Inc. *....................    1,791
                                                             -------
                                                               4,685
                                                             -------
         MEDIA & ENTERTAINMENT -- 4.4%
  37     Liberty Media International, Inc. *...............    1,719
  32     Univision Communications, Inc. *..................      923
                                                             -------
                                                               2,642
                                                             -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 4.6%
  10     Beckman Coulter, Inc. ............................      643
  12     Biomet, Inc. .....................................      537
  34     Cytyc Corp. *.....................................      945
  18     Omnicare, Inc. ...................................      634
                                                             -------
                                                               2,759
                                                             -------
         RESEARCH & TESTING FACILITIES -- 1.4%
  32     Celgene Corp. *...................................      844
                                                             -------
         RETAIL -- 7.5%
  30     Bed, Bath & Beyond, Inc. *........................    1,211
  17     Brinker International, Inc. *.....................      597
  22     Dick's Sporting Goods, Inc. *.....................      769
  24     Panera Bread Co. *+...............................      960
  27     PETsMART, Inc. ...................................      949
                                                             -------
                                                               4,486
                                                             -------
         SOFTWARE & SERVICES -- 12.0%
  15     Affiliated Computer Services, Inc., Class A *.....      907
  35     Fiserv, Inc. *....................................    1,418
  25     Intuit, Inc. *....................................    1,102
  35     Juniper Networks, Inc. *..........................      955
  47     Synopsys, Inc. *..................................      912
 112     United Online, Inc. *.............................    1,291
  21     VERITAS Software Corp. *..........................      602
                                                             -------
                                                               7,187
                                                             -------
         TRANSPORTATION -- 1.7%
  46     Werner Enterprises, Inc. .........................    1,040
                                                             -------

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         UTILITIES -- 1.9%
  24     Stericycle, Inc. *................................  $ 1,081
                                                             -------
         Total common stocks
           (cost $54,734)..................................  $59,901
                                                             -------
SHORT-TERM SECURITIES -- 2.1%
         INVESTMENT COMPANIES -- 0.7%
 395     SSgA Money Market Fund............................  $   395
                                                             -------
         INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
         SECURITIES -- 1.4%
 877     Boston Global Investment Trust....................      877
                                                             -------
         Total short-term securities
           (cost $1,272)...................................  $ 1,272
                                                             -------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $56,006)o -- 102.4%.................   61,173
         OTHER ASSETS, LESS LIABILITIES -- (2.4)%..........   (1,443)
                                                             -------
         NET ASSETS -- 100.0%..............................  $59,730
                                                             =======

Note: Market value of investments in foreign securities represents 1.7% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Nore 2(i)).

  o At December 31, 2004, the cost of securities for federal income tax purposes is $56,084 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,812
      Unrealized depreciation..........................    (722)
                                                         ------
      Net Unrealized appreciation......................  $5,089
                                                         ======

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
COMMERCIAL PAPER -- 51.0%
 $28,000    Alliance & Leicester
              2.075% due 02/14/05.............................  $   27,929
  30,000    American General Finance Corp.
              2.44% due 04/04/05  @ ..........................      29,811
  13,000    American General Finance Corp.
              2.849% due 03/24/05  @ .........................      13,009
  21,500    Amsterdam Funding Corp.
              2.21% due 01/26/05..............................      21,467
  50,000    Bradford & Bingley PLC
              2.025% due 01/07/05  @ .........................      50,000
   8,500    Britnnia Building Society
              2.40% due 03/07/05..............................       8,463
  14,500    Britnnia Building Society
              2.40% due 03/08/05..............................      14,436
  21,500    Britnnia Building Society
              2.50% due 03/24/05..............................      21,378
  21,500    Cafco LLC
              2.23% due 01/21/05..............................      21,473
  43,000    Greenwich Capital
              2.13% due 02/03/05..............................      42,916
  21,500    HBOS Treasury Services PLC
              1.00% due 03/07/05..............................      21,408
  21,500    HBOS Treasury Services PLC
              2.45% due 03/21/05..............................      21,384
  43,000    Household Finance
              2.22% due 02/02/05..............................      42,915
  34,000    KFW International
              2.48% due 05/04/05  @ ..........................      33,712
  42,700    Morgan Stanley Group
              2.35% due 01/24/05..............................      42,708
  43,000    Nordea North America, Inc.
              2.255% due 02/17/05.............................      42,873
  19,382    Old Line Funding Corp.
              2.35% due 01/13/05..............................      19,367
  42,800    Providence of Quebec
              1.35% due 01/11/05..............................      42,784
  43,000    Sheffield Receivables
              2.367% due 01/25/05  @ .........................      43,000
  21,500    Spintab
              2.21% due 01/12/05..............................      21,485
  21,500    Spintab
              2.39% due 03/09/05..............................      21,404
  21,500    Stadshypotek Delaware
              2.30% due 02/04/05..............................      21,453
  10,000    State Street Corp.
              2.18% due 01/03/05..............................       9,999
  21,000    Triple A One Funding
              2.34% due 01/26/05..............................      20,966
  48,641    UBS Finance
              2.23% due 01/03/05..............................      48,635
  34,000    Westpac Capital Corp.
              2.36% due 03/22/05..............................      33,822
   9,000    Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,943
  20,585    Yorktown Capital LLC
              2.34% due 01/28/05..............................      20,549
  21,500    Yorktown Capital LLC
              2.35% due 01/18/05..............................      21,476
                                                                ----------
                                                                   789,765
                                                                ----------
            Total commercial paper
              (cost $789,765).................................  $  789,765
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE NOTES -- 49.3%
 $43,000    Bank of America Corp.
              2.631% due 08/26/05.............................  $   43,084
  42,800    Bear Stearns Co., Inc.
              2.66% due 06/20/05..............................      42,837
  43,000    Caterpillar, Inc.
              2.55% due 06/01/05..............................      43,031
  43,000    Citigroup Global Markets
              2.16% due 07/25/05..............................      43,026
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  43,000    General Electric Co.
              2.15% due 10/24/05..............................      43,031
  43,000    Goldman Sachs Group, Inc.
              2.10% due 07/29/05  @ ..........................      43,000
  43,000    Honda Motor Corp.
              2.14% due 08/04/05..............................      43,000
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,518
  21,120    Lehman Brothers Holdings, Inc.
              2.38% due 05/16/05..............................      21,120
  20,600    Merrill Lynch & Co., Inc.
              2.21% due 07/11/05..............................      20,619
  21,600    Merrill Lynch & Co., Inc.
              2.82% due 09/21/05..............................      21,652
  42,700    Morgan (J.P.) Chase & Co.
              2.61% due 02/24/05..............................      42,720
  43,000    Nationwide Building Society
              2.14% due 07/22/05  @ ..........................      43,017
  42,000    Northern Rock PLC
              2.023% due 01/13/05  @ .........................      42,000
  43,000    SLM Corp.
              2.57% due 08/15/05..............................      43,031
  33,000    Toyota Motor Credit Corp.
              2.451% due 06/22/05.............................      32,997
  42,500    U.S. Bank N.A.
              2.33% due 03/30/05..............................      42,496
  34,000    Washington Mutual, Inc.
              2.47% due 03/15/05..............................      33,999
  43,000    Wells Fargo & Co.
              2.491% due 06/17/05.............................      43,006
                                                                ----------
                                                                   762,284
                                                                ----------
            Total corporate notes
              (cost $762,284).................................  $  762,284
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,552,049) -- 100.3%...............  $1,552,049
            OTHER ASSETS, LESS LIABILITIES -- (0.3%)..........      (4,716)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,547,333
                                                                ==========

Note: Market value of investments in foreign securities represents 5.5% of total net assets as of December 31, 2004.

 U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $297,549 or 19.2% of net assets.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCKS -- 97.2%
            AEROSPACE & DEFENSE -- 0.3%
      53    United Industrial Corp., New York shares..........  $  2,034
                                                                --------
            APPAREL & TEXTILE -- 3.2%
      72    Albany International Corp. .......................     2,539
     430    Genesco, Inc. *...................................    13,396
     110    Timberland Co. (The) *............................     6,919
                                                                --------
                                                                  22,854
                                                                --------
            BANKS -- 4.7%
      63    Advanta Corp. ....................................     1,539
     223    American Capital Strategies Ltd. +................     7,427
     107    CharterMac........................................     2,605
       6    Community Bancorp *...............................       188
     390    IndyMac Bancorp, Inc. ............................    13,446
      57    Irwin Financial Corp. ............................     1,604
     166    R&G Financial Corp. ..............................     6,446
                                                                --------
                                                                  33,255
                                                                --------
            BUSINESS SERVICES -- 6.8%
     124    Advo, Inc. .......................................     4,408
      99    Convergys Corp. * ................................     1,477
      59    eFunds Corp. * ...................................     1,409
     367    Gevity HR, Inc. ..................................     7,550
      80    MAXIMUS, Inc. *...................................     2,496
      70    PDI, Inc. *.......................................     1,562
     138    Pegasystems, Inc. *...............................     1,180
     563    Per-Se Technologies, Inc. *+ .....................     8,916
     104    Rotech Healthcare, Inc. * ........................     2,909
     787    UnitedGlobalCom, Inc., Class A *..................     7,599
     308    Watson Wyatt & Co. Holdings.......................     8,303
                                                                --------
                                                                  47,809
                                                                --------
            CHEMICALS -- 0.3%
      87    Ferro Corp. ......................................     2,027
                                                                --------
            COMMUNICATIONS -- 6.6%
     127    Adtran, Inc. .....................................     2,431
     493    Checkpoint Systems, Inc. *........................     8,900
     130    Comtech Telecommunications *......................     4,874
   1,177    Digital Generation Systems *......................     1,472
     133    Ditech Communications Corp. *.....................     1,982
     247    General Communication *...........................     2,729
     232    InterVoice, Inc. *................................     3,101
      77    j2 Global Communications, Inc. *+.................     2,667
     598    PTEK Holdings, Inc. *.............................     6,402
     100    Plantronics, Inc. ................................     4,139
     177    Polycom, Inc. *...................................     4,135
     249    Radyne ComStream, Inc. *..........................     1,859
     290    Talk America Holdings, Inc. *+....................     1,921
                                                                --------
                                                                  46,612
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
      63    Black Box Corp. ..................................     3,025
      30    Global Imaging Systems, Inc. *....................     1,173
      88    IKON Office Solutions, Inc. ......................     1,016
     215    Komag, Inc. *.....................................     4,038
                                                                --------
                                                                   9,252
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            CONSTRUCTION -- 2.3%
     211    Standard-Pacific Corp. ...........................  $ 13,521
      90    WCI Communities, Inc. *...........................     2,646
                                                                --------
                                                                  16,167
                                                                --------
            CONSUMER DURABLES -- 1.5%
     126    Cabot Microelectronics Corp. *....................     5,054
      40    Eagle Materials, Inc. ............................     3,419
      49    USG Corp. *+......................................     1,989
                                                                --------
                                                                  10,462
                                                                --------
            CONSUMER NON-DURABLES -- 2.4%
     299    Allscripts Healthcare Solutions, Inc. *...........     3,187
      73    Jakks Pacific, Inc. *+............................     1,614
     131    Kenneth Cole Productions, Inc., Class A...........     4,040
      75    Nautilus Group, Inc. .............................     1,808
     206    Nu Skin Enterprises, Inc. +.......................     5,238
      46    Sonic Solutions, Inc. *+..........................     1,039
                                                                --------
                                                                  16,926
                                                                --------
            CONSUMER SERVICES -- 0.3%
      67    CPI Corp. ........................................       915
      58    Coinstar, Inc. *..................................     1,551
                                                                --------
                                                                   2,466
                                                                --------
            DRUGS -- 6.1%
     536    Abgenix, Inc. *+ .................................     5,539
     354    Alkermes, Inc. * .................................     4,988
      57    Bradley Pharmaceuticals, Inc. *+..................     1,114
      12    Cytokinetics, Inc. *..............................       120
      43    Diagnostic Products Corp. ........................     2,340
     442    Encysive Pharmaceuticals, Inc. *..................     4,393
     132    First Horizon Pharmaceutical Corp. *+.............     3,031
     117    Kos Pharmaceuticals, Inc. *.......................     4,385
     492    NPS Pharmaceuticals, Inc. *+......................     8,994
     161    Perrigo Co. ......................................     2,784
     306    Salix Pharmaceuticals Ltd. *......................     5,388
                                                                --------
                                                                  43,076
                                                                --------
            EDUCATION -- 0.7%
      39    Apollo Group, Inc. *..............................     3,144
      41    ITT Educational Services, Inc. *..................     1,969
                                                                --------
                                                                   5,113
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.8%
      37    BEI Technologies, Inc. ...........................     1,155
      97    Cyberoptics Corp. *...............................     1,441
      46    MTS Systems Corp. ................................     1,538
      57    Tektronix, Inc. ..................................     1,725
                                                                --------
                                                                   5,859
                                                                --------
            ELECTRONICS -- 6.3%
      51    CTS Corp. ........................................       683
     270    Catalyst Semiconductor, Inc. *....................     1,487
     135    Cree, Inc. *+.....................................     5,419
     144    Diodes, Inc. *....................................     3,263
     372    Fairchild Semiconductor International Inc., Class
              A *.............................................     6,049
     414    Gemstar-TV Guide International, Inc. *............     2,450
     230    Hutchinson Technology, Inc. *+....................     7,955
      39    Lowrance Electronics, Inc. .......................     1,235
     352    MEMC Electronic Materials, Inc. *.................     4,665
     147    Methode Electronics, Inc. ........................     1,886

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
   1,216    ON Semiconductor Corp. *..........................  $  5,518
     109    Semtech Corp. *...................................     2,386
      44    Siliconix, Inc. *.................................     1,602
                                                                --------
                                                                  44,598
                                                                --------
            ENERGY & SERVICES -- 3.3%
      43    Cabot Oil & Gas Corp. ............................     1,889
     178    Chesapeake Energy Corp. ..........................     2,944
      35    Cimarex Energy Co. *..............................     1,323
     239    Frontier Oil Corp. ...............................     6,364
     133    Giant Industries, Inc. *..........................     3,531
      45    Houston Exploration Co. *.........................     2,511
      59    Patina Oil & Gas Corp. ...........................     2,225
      29    St. Mary Land & Exploration Co. ..................     1,215
      46    Tesoro Petroleum Corp. *..........................     1,478
                                                                --------
                                                                  23,480
                                                                --------
            EXCHANGE TRADED FUNDS -- 1.0%
     100    iShares Russell 2000 Growth Index Fund +..........     6,729
                                                                --------
            FINANCIAL SERVICES -- 1.5%
      61    4Kids Entertainment, Inc. *.......................     1,286
     136    Affiliated Managers Group, Inc. *+................     9,192
                                                                --------
                                                                  10,478
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.4%
      91    Glatfelter........................................     1,390
     295    Longview Fibre Co. ...............................     5,357
     189    Wausau-Mosinee Paper Corp. .......................     3,376
                                                                  10,123
            HEALTH SERVICES -- 1.7%
      71    Amedisys, Inc. *+.................................     2,287
      76    Genesis Healthcare Corp. *........................     2,648
     135    LifePoint Hospitals, Inc. *+......................     4,715
      98    Symbion, Inc. *...................................     2,166
                                                                --------
                                                                  11,816
                                                                --------
            HOTELS & GAMING -- 0.4%
      63    Ameristar Casinos, Inc. ..........................     2,720
                                                                --------
            INSURANCE -- 3.2%
      37    Amerigroup Corp. *................................     2,822
     117    Arch Capital Group Ltd. *.........................     4,509
      68    Platinum Underwriters Holdings Ltd. ..............     2,127
     501    Scottish Re Group Ltd. ...........................    12,981
                                                                --------
                                                                  22,439
                                                                --------
            MACHINERY -- 2.9%
     104    Briggs & Stratton Corp. ..........................     4,320
      20    Curtiss-Wright Corp. .............................     1,125
     248    Graco, Inc. ......................................     9,268
      40    Toro Co. .........................................     3,254
      65    York International Corp. .........................     2,259
                                                                --------
                                                                  20,226
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.4%
     252    Cumulus Media, Inc. *.............................     3,797
     115    Hollywood Entertainment Corp. *...................     1,503
     160    Insight Communications Co., Inc. *................     1,479

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
      64    Journal Communications, Inc. .....................  $  1,155
     201    New Frontier Media, Inc. *........................     1,593
                                                                --------
                                                                   9,527
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
     113    Cutera, Inc. *....................................     1,410
      48    Haemonetics Corp. *...............................     1,749
      51    Kensey Nash Corp. *+..............................     1,764
      80    Medical Action Industries, Inc. *.................     1,574
      87    PolyMedica Corp. +................................     3,241
      97    Respironics, Inc. *...............................     5,257
      31    Vital Signs, Inc. ................................     1,199
                                                                --------
                                                                  16,194
                                                                --------
            METALS, MINERALS & MINING -- 1.3%
      98    Carpenter Technology..............................     5,735
      19    Cleveland-Cliffs, Inc. ...........................     1,984
      33    Schnitzer Steel Industries, Inc. .................     1,133
                                                                --------
                                                                   8,852
                                                                --------
            REAL ESTATE -- 0.4%
      90    CB Richard Ellis Group, Inc. *....................     3,016
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.5%
      76    American Home Mortgage Investment Corp. ..........     2,589
      21    Novastar Financial, Inc.+.........................     1,030
                                                                --------
                                                                   3,619
                                                                --------
            RESEARCH & TESTING FACILITIES -- 4.8%
      92    Amylin Pharmaceuticals, Inc. *+...................     2,149
     678    Applera Corp. - Celera Genomics Group *...........     9,317
     422    CV Therapeutics, Inc. *+..........................     9,697
     350    Ciphergen Biosystems, Inc. *+.....................     1,505
     422    Exelixis, Inc. *..................................     4,009
     301    Incyte Corp. *....................................     3,008
     175    Kosan Biosciences, Inc. *.........................     1,213
     343    Regeneron Pharmaceuticals, Inc. *.................     3,155
                                                                --------
                                                                  34,053
                                                                --------
            RETAIL -- 4.2%
     148    Aeropostale, Inc. *...............................     4,341
      83    Bebe Stores, Inc. ................................     2,234
     120    Big 5 Sporting Goods Corp. .......................     3,506
      74    CEC Entertaining, Inc. *..........................     2,960
     283    Landry's Restaurants, Inc. +......................     8,215
     167    Movie Gallery, Inc. ..............................     3,190
     220    Pacific Sunwear of California, Inc. *.............     4,890
                                                                --------
                                                                  29,336
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.0%
     395    Skechers U.S.A., Inc. *...........................     5,123
     132    Titan International, Inc. +.......................     1,995
                                                                --------
                                                                   7,118
                                                                --------
            SOFTWARE & SERVICES -- 16.8%
      84    Acxiom Corp. .....................................     2,207
      41    Anteon International Corp. *......................     1,729
     306    Aspect Communications Corp. *.....................     3,405
     573    BISYS Group, Inc. (The) *.........................     9,426
      31    CACI International, Inc. *........................     2,085
     255    CSG Systems International, Inc. *.................     4,763
     150    Carner Corp. *+...................................     7,991

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP GROWTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
     231    Corillian Corp. *.................................  $  1,135
      42    Digital River, Inc. *.............................     1,743
     331    Electronics for Imaging, Inc. *...................     5,770
     325    Embarcadero Technologies, Inc. *..................     3,058
     178    Epicor Software Corp. *...........................     2,509
     691    Gartner Group, Inc., Class A *+...................     8,610
     326    Hyperion Solutions Corp. *........................    15,202
     169    Imergent, Inc. *..................................     2,553
     174    Intrado, Inc. *...................................     2,107
     136    Kronos, Inc. *....................................     6,966
      42    MicroStrategy, Inc. *.............................     2,543
      99    Perot Systems Corp. *.............................     1,589
      82    QAD, Inc. ........................................       730
     223    Quest Software, Inc. *............................     3,558
     228    Serena Software, Inc. *...........................     4,925
      53    Sybase, Inc. *....................................     1,055
     258    THQ, Inc. *.......................................     5,919
     143    Transaction Systems Architects, Inc. *............     2,829
     467    Trizetto Group *..................................     4,436
     609    United Online, Inc. *.............................     7,023
      96    WebEx Communications, Inc. *......................     2,294
                                                                --------
                                                                 118,160
                                                                --------
            TRANSPORTATION -- 5.0%
     209    Arkansas Best Corp. ..............................     9,386
      92    General Maritime Corp. *..........................     3,655
      62    Noble International Ltd. .........................     1,256
      41    Old Dominion Freight Line *.......................     1,436
     251    USF Corp. ........................................     9,510
     209    United Defense Industries, Inc. *+................     9,894
                                                                --------
                                                                  35,137
                                                                --------
            UTILITIES -- 0.5%
      40    Cleco Corp. ......................................       810
     347    Sierra Pacific Resources *+.......................     3,646
                                                                --------
                                                                   4,456
                                                                --------
            Total common stocks
              (cost $596,897).................................  $685,989
                                                                --------
SHORT-TERM SECURITIES -- 15.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.6%
  31,693    BNY Institutional Cash Reserves Fund..............  $ 31,693
     379    Evergreen Institutional Money Market Fund.........       379
     551    Evergreen Prime Cash Management Money Market
              Fund............................................       551
                                                                --------
                                                                  32,623
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            REPURCHASE AGREEMENTS -- 2.4%
 $ 1,983    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $  1,983
   1,983    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................     1,983
   3,422    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................     3,422
     847    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       847
   8,975    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     8,975
                                                                --------
                                                                  17,210
                                                                --------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 8.0%
  56,325    Lehman Brothers Joint Repurchase Agreement
              2.15% due 01/03/05..............................    56,325
            U.S. TREASURY BILLS -- 0.2%
     710    2.045% due 02/10/05...............................       708
                                                                --------
            Total short-term securities
              (cost $106,866).................................  $106,866
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $703,763) o -- 112.4%...............   792,855
            OTHER ASSETS, LESS LIABILITIES -- (12.4%).........   (87,549)
                                                                --------
            NET ASSETS -- 100.0%..............................  $705,306
                                                                ========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  o At December 31, 2004, the cost of securities for federal income tax purposes is $706,548 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $104,825
      Unrealized depreciation........................   (18,518)
                                                       --------
      Net Unrealized appreciation....................  $ 86,307
                                                       ========

  ++ The Fund had 136 IMM Mini Russell 2000 March 2005 Futures contracts open as of December 31, 2004. These contracts had a value of $8,894 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $708.

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 81.5%
            APPAREL & TEXTILE -- 2.5%
      21    Albany International Corp. .......................  $      731
      67    Wolverine World Wide, Inc. .......................       2,105
                                                                ----------
                                                                     2,836
                                                                ----------
            BANKS -- 8.1%
      90    Brookline Bancorp, Inc. ..........................       1,469
      53    FNB Corp. ........................................       1,079
     122    First Niagara Financial Group, Inc. ..............       1,702
      95    Provident Financial Services, Inc. ...............       1,840
      45    Susquehanna Bancshares, Inc. .....................       1,123
      75    Washington Federal, Inc. .........................       1,991
                                                                ----------
                                                                     9,204
                                                                ----------
            BUSINESS SERVICES -- 2.3%
      46    Lionbridge Technologies, Inc. *...................         307
      12    MAXIMUS, Inc. *...................................         373
      80    Spherion Corp. *..................................         672
      38    Universal Compression Holdings, Inc. *............       1,327
                                                                ----------
                                                                     2,679
                                                                ----------
            CHEMICALS -- 2.7%
      15    Ferro Corp. ......................................         348
      67    Lubrizol Corp. (The)..............................       2,451
       8    MacDermid, Inc. ..................................         289
                                                                ----------
                                                                     3,088
                                                                ----------
            COMMUNICATIONS -- 2.5%
      33    Ditech Communications Corp. *.....................         493
      46    Foundry Networks, Inc. *..........................         605
      50    IDT Corp. *.......................................         774
     144    Stratex Networks, Inc. *..........................         325
      72    Wireless Facilities, Inc. *.......................         680
                                                                ----------
                                                                     2,877
                                                                ----------
            CONSTRUCTION -- 1.8%
      34    EMCOR Group, Inc. *...............................       1,536
       9    Standard-Pacific Corp. ...........................         577
                                                                ----------
                                                                     2,113
                                                                ----------
            CONSUMER DURABLES -- 0.8%
      11    Eagle Materials, Inc. ............................         950
                                                                ----------
            CONSUMER NON-DURABLES -- 3.1%
      28    Leapfrog Enterprises, Inc. *......................         381
     122    Pinnacle Systems, Inc. *..........................         744
      30    Priority Healthcare Corp., Class B *..............         653
      52    Supervalu, Inc. ..................................       1,802
                                                                ----------
                                                                     3,580
                                                                ----------
            DRUGS -- 1.7%
     112    Perrigo Co. ......................................       1,934
                                                                ----------
            EDUCATION -- 0.3%
      21    DeVry, Inc. *.....................................         359
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.5%
      25    Orbotech *........................................         529
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ELECTRONICS -- 3.5%
      47    Integrated Device Technology, Inc. *..............  $      543
      16    Lincoln Electric Holdings, Inc. ..................         535
      16    OmniVision Technologies, Inc. *...................         294
      41    Pixelworks, Inc. *................................         465
      66    Silicon Storage Technology, Inc. *................         393
      34    TTM Technologies, Inc. *..........................         404
      26    Technitrol, Inc. *................................         464
      77    Zoran Corp. *.....................................         895
                                                                ----------
                                                                     3,993
                                                                ----------
            ENERGY & SERVICES -- 7.1%
      44    Arch Coal, Inc. ..................................       1,564
      55    Forest Oil Corp. *................................       1,745
     162    Grey Wolf, Inc. *.................................         853
      20    Harvest Natural Resources, Inc. *.................         337
      72    Key Energy Services, Inc. *.......................         850
       9    Newfield Exploration Co. *........................         531
      43    Plains Exploration & Production Co. *.............       1,118
       9    St. Mary Land & Exploration Co. ..................         355
      16    Stone Energy Corp. *..............................         721
                                                                ----------
                                                                     8,074
                                                                ----------
            FINANCIAL SERVICES -- 1.3%
      60    Waddell & Reed Financial, Inc., Class A...........       1,433
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.3%
       8    Lancaster Colony Corp. ...........................         343
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.4%
      33    Glatfelter........................................         504
                                                                ----------
            HEALTH SERVICES -- 4.1%
      32    Accredo Health, Inc. *............................         887
      18    LifePoint Hospitals, Inc. *.......................         627
      52    Manor Care, Inc. .................................       1,853
      60    Province Healthcare Co. *.........................       1,337
                                                                ----------
                                                                     4,704
                                                                ----------
            INSURANCE -- 3.0%
      25    Harleysville Group, Inc. .........................         597
      21    IPC Holdings Ltd. ................................         914
      75    Old Republic International Corp. .................       1,898
                                                                ----------
                                                                     3,409
                                                                ----------
            MACHINERY -- 2.1%
      21    Joy Global, Inc. .................................         912
      44    Kaydon Corp. .....................................       1,436
                                                                ----------
                                                                     2,348
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.0%
      80    Reader's Digest Association, Inc. (The)...........       1,113
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
      14    Invacare Corp. ...................................         625
      93    Steris Corp. *....................................       2,206
                                                                ----------
                                                                     2,831
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP VALUE HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 1.4%
      96    Global Power Equipment Group, Inc. *..............  $      947
       8    Steel Dynamics, Inc. .............................         307
      18    Worthington Industries, Inc. .....................         354
                                                                ----------
                                                                     1,608
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 11.1%
       9    Alexandria Real Estate Equities, Inc. ............         670
      40    Brandywine Realty Trust...........................       1,176
      16    Eastgroup Properties..............................         613
      45    Equity Lifestyles Property, Inc. .................       1,609
      30    First Industrial Realty Trust, Inc. ..............       1,222
      45    Home Properties, Inc. ............................       1,935
      13    Kilroy Realty Corp. ..............................         556
      30    Parkway Properties, Inc. .........................       1,523
      35    Prentiss Properties Trust.........................       1,337
      42    Rayonier, Inc. ...................................       2,028
                                                                ----------
                                                                    12,669
                                                                ----------
            RETAIL -- 4.0%
      17    AnnTaylor Stores Corp. *..........................         366
      27    Bob Evans Farms, Inc. ............................         695
     160    Big Lots, Inc. *..................................       1,941
      66    Casey's General Stores, Inc. .....................       1,189
      25    Fred's, Inc. .....................................         426
                                                                ----------
                                                                     4,617
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.7%
      35    Cooper Tire & Rubber Co. .........................         748
                                                                ----------
            SOFTWARE & SERVICES -- 3.2%
      40    Ascential Software Corp. *........................         652
      28    Covansys Corp. *..................................         431
      48    Informatica Corp. *...............................         390
      28    Manhattan Associates, Inc. *......................         659
      95    Micromuse, Inc. *.................................         527
      51    NetIQ Corp. *.....................................         623
      30    Verity, Inc. *....................................         394
                                                                ----------
                                                                     3,676
                                                                ----------
            TRANSPORTATION -- 9.5%
      64    Federal Signal Corp. .............................       1,130
      26    GATX Corp. .......................................         769
      30    Harsco Corp. .....................................       1,672

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TRANSPORTATION -- (CONTINUED)
      60    Kansas City Southern *............................  $    1,058
     110    Laidlaw International, Inc. *.....................       2,354
      36    Smith (A.O.) Corp. ...............................       1,078
      50    Superior Industries International.................       1,453
       8    Teekay Shipping Corp. ............................         337
      10    Trinity Industries, Inc. .........................         341
      20    USF Corp. ........................................         759
                                                                ----------
                                                                    10,951
                                                                ----------
            Total common stocks
              (cost $75,321)..................................  $   93,170
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 18.6%
            CORPORATE NOTE -- 18.6%
$ 21,300    Federal National Mortgage Association
              1.65% due 01/03/05..............................  $   21,298
                                                                ----------
            Total short-term securities
              (cost $21,298)..................................  $   21,298
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $96,619)o -- 100.1%.................     114,468
                                                                ----------
            OTHER ASSETS, LESS LIABILITIES -- (0.1)%..........        (140)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  114,328
                                                                ==========

Note: Market value of investments in foreign securities represents 0.5% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $96,491 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $20,186
      Unrealized depreciation.........................   (2,209)
                                                        -------
      Net Unrealized appreciation.....................  $17,977
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- 99.2%
            BANKS -- 10.7%
   1,690    American Express Co. .............................  $    95,254
   3,325    Bank of America Corp. ............................      156,218
   6,634    Citigroup, Inc. +.................................      319,611
     384    Credit Suisse Group ADR +.........................       16,197
   1,959    State Street Corp. ...............................       96,241
                                                                -----------
                                                                    683,521
                                                                -----------
            BUSINESS SERVICES -- 1.3%
   2,997    Accenture Ltd. *+.................................       80,914
                                                                -----------
            CHEMICALS -- 1.7%
     336    Air Products & Chemicals, Inc. ...................       19,461
   1,805    du Pont (E.I.) de Nemours & Co. ..................       88,550
                                                                -----------
                                                                    108,011
                                                                -----------
            COMMUNICATIONS -- 1.1%
   4,158    Motorola, Inc. ...................................       71,512
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.2%
   1,680    3M Co. ...........................................      137,837
   2,446    EMC Corp. *.......................................       36,369
   3,283    Hewlett-Packard Co. +.............................       68,838
     681    International Game Technology.....................       23,413
                                                                -----------
                                                                    266,457
                                                                -----------
            CONSUMER NON-DURABLES -- 5.5%
   1,881    Colgate-Palmolive Co. ............................       96,217
   2,035    Gillette Co. (The)................................       91,105
   2,947    Procter & Gamble Co. (The)........................      162,304
                                                                -----------
                                                                    349,626
                                                                -----------
            DRUGS -- 11.6%
   1,737    Abbott Laboratories...............................       81,008
   2,175    Amgen, Inc. *.....................................      139,539
     151    AstraZeneca PLC, ADR +............................        5,477
   2,399    Eli Lilly & Co. ..................................      136,155
     943    Genzyme Corp. *...................................       54,760
   9,109    Pfizer, Inc. .....................................      244,929
   1,798    Wyeth.............................................       76,564
                                                                -----------
                                                                    738,432
                                                                -----------
            ELECTRONICS -- 8.4%
   1,285    Broadcom Corp., Class A *.........................       41,464
   7,546    Cisco Systems, Inc. *.............................      145,646
   7,412    General Electric Co. .............................      270,542
   3,292    Intel Corp. ......................................       76,998
                                                                -----------
                                                                    534,650
                                                                -----------
            ENERGY & SERVICES -- 8.4%
   2,167    ChevronTexaco Corp. ..............................      113,801
     289    ConocoPhillips....................................       25,129
   4,590    ExxonMobil Corp. .................................      235,278
     312    Occidental Petroleum Corp. .......................       18,202
   1,701    Schlumberger Ltd. +...............................      113,902
     243    Total S.A., ADR +.................................       26,713
                                                                -----------
                                                                    533,025
                                                                -----------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCIAL SERVICES -- 1.6%
   1,850    Morgan Stanley Dean Witter & Co. .................  $   102,718
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 6.3%
   1,268    Anheuser-Busch Cos., Inc. ........................       64,310
   3,009    Coca-Cola Co. (The)...............................      125,252
   1,802    General Mills, Inc. ..............................       89,592
   2,362    PepsiCo., Inc. ...................................      123,312
                                                                -----------
                                                                    402,466
                                                                -----------
            HOTELS & GAMING -- 1.0%
   1,047    Marriott International, Inc., Class A.............       65,915
                                                                -----------
            INSURANCE -- 5.6%
   3,254    American International Group, Inc. ...............      213,703
   2,184    Marsh & McLennan Cos., Inc. +.....................       71,847
   1,971    St. Paul Travelers Cos., Inc. (The)...............       73,074
                                                                -----------
                                                                    358,624
                                                                -----------
            MACHINERY -- 3.1%
   2,330    Applied Materials, Inc. *.........................       39,850
   1,543    Caterpillar, Inc. ................................      150,487
     125    Deere & Co. ......................................        9,315
                                                                -----------
                                                                    199,652
                                                                -----------
            MEDIA & ENTERTAINMENT -- 4.0%
     160    Gannett Co., Inc. ................................       13,105
   8,073    Time Warner, Inc. *...............................      156,931
   2,325    Viacom, Inc., Class B.............................       84,621
                                                                -----------
                                                                    254,657
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
     880    BHP Billiton Ltd., ADR +..........................       21,140
   2,726    Medtronic, Inc. ..................................      135,395
                                                                -----------
                                                                    156,535
                                                                -----------
            METALS, MINERALS & MINING -- 3.0%
   2,341    Alcoa, Inc. ......................................       73,539
   1,058    Illinois Tool Works, Inc. ........................       98,093
     684    Rio Tinto PLC  B .................................       20,175
                                                                -----------
                                                                    191,807
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     391    General Growth Properties, Inc. ..................       14,134
                                                                -----------
            RETAIL -- 4.4%
   1,605    Costco Wholesale Corp. +..........................       77,679
   3,672    Gap, Inc. (The) +.................................       77,559
   2,668    Home Depot, Inc. (The)............................      114,035
     257    Target Corp. .....................................       13,362
                                                                -----------
                                                                    282,635
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
     877    NIKE, Inc., Class B...............................       79,526
                                                                -----------
            SOFTWARE & SERVICES -- 5.8%
   1,943    First Data Corp. .................................       82,668
  10,688    Microsoft Corp. ..................................      285,463
                                                                -----------
                                                                    368,131
                                                                -----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 5.5%
     513    FedEx Corp. ......................................  $    50,476
   1,462    Lockheed Martin Corp. ............................       81,203
   1,403    Northrop Grumman Corp. ...........................       76,241
   1,363    United Technologies Corp. +.......................      140,825
                                                                -----------
                                                                    348,745
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     963    Federal National Mortgage Association +...........       68,540
                                                                -----------
            Total common stocks
              (cost $5,756,669)...............................  $ 6,260,233
                                                                -----------
SHORT-TERM SECURITIES -- 3.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.0%
  64,077    BNY Institutional Cash Reserves Fund..............  $    64,077
                                                                -----------
PRINCIPAL
 AMOUNT
 -------
REPURCHASE AGREEMENTS -- 1.9%
 $13,830    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    13,830
  13,830    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       13,830
  23,857    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       23,857
   5,908    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................        5,908
  62,583    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................       62,583
                                                                -----------
                                                                    120,008
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
 $39,335    Greenwich Capital Joint TriParty Repurchase
              Agreement
              2.25% due 01/03/05..............................  $    39,335
                                                                -----------
            Total short-term securities
              (cost $223,420).................................  $   223,420
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,980,089) o -- 101.7%.............    6,483,653
            OTHER ASSETS, LESS LIABILITIES -- (1.7%)..........     (107,417)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $ 6,376,236
                                                                ===========

Note: Market value of investments in foreign securities represents 1.4% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $20,175, which represents 0.3% of the total net assets.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $5,987,425 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 801,657
   Unrealized depreciation.......................   (305,429)
                                                   ---------
   Net Unrealized appreciation...................  $ 496,228
                                                   =========

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%
            FINANCIAL SERVICES -- 4.3%
 $15,542    Federal Home Loan Mortgage Corp., Series 2055,
              Class PE
            6.00% due 06/15/31................................  $   15,890
   6,333    Federal Home Loan Mortgage Corp., Series 2075,
              Class PH
            6.50% due 08/15/28................................       6,589
   7,367    Federal National Mortgage Association, Series
              1999-31, Class ZC
            6.50% due 06/25/29................................       7,681
   5,000    Federal National Mortgage Association, Series
              2004-70, Class BC
            4.50% due 01/25/16................................       5,068
                                                                ----------
                                                                $   35,228
                                                                ----------
            Total collateralized mortgage obligations
              (cost $35,476)..................................  $   35,228
                                                                ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 90.5%
            FEDERAL HOME LOAN BANK -- 12.0%
 $29,600    3.00% due 05/28/2008..............................  $   29,047
  29,800    3.375% due 07/21/2008.............................      29,506
  23,895    5.375% due 02/15/2006.............................      24,487
  14,000    5.80% due 09/02/2008..............................      14,995
                                                                ----------
                                                                    98,035
                                                                ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.1%
  16,500    2.375% due 02/15/2007.............................      16,196
   8,000    3.00% due 12/15/2006..............................       7,930
  49,000    5.00% due 01/01/34  ### ..........................      48,648
  19,500    5.75% due 04/15/2008+.............................      20,823
   4,939    6.00% due 10/01/21 -- 04/01/33....................       5,125
   7,803    6.50% due 04/01/28 -- 09/01/32....................       8,194
      44    7.00% due 09/01/29 -- 02/01/31....................          47
                                                                ----------
                                                                   106,963
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.3%
  12,000    3.75% due 09/15/2008..............................      11,942
  17,714    4.838% due 09/01/34...............................      17,976
  50,862    5.50% due 08/01/15 -- 04/01/34  ### ..............      51,955
   1,576    5.89% due 12/01/08................................       1,668
   6,471    5.95% due 01/01/09................................       6,866
  86,706    6.00% due 09/01/13 -- 08/01/34  ### ..............      89,673
     927    6.01% due 02/01/09................................         985
     703    6.36% due 04/01/08................................         746
   6,041    6.50% due 05/01/13 -- 09/01/32....................       6,351
   2,372    6.52% due 01/01/08................................       2,518
     172    7.50% due 06/01/23................................         185
      19    8.50% due 04/01/17................................          21
      11    9.00% due 08/01/20 -- 09/01/21....................          12
      55    9.75% due 07/01/20................................          60
                                                                ----------
                                                                   190,958
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.7%
  14,237    5.00% due 01/20/34................................      14,232
  32,432    5.50% due 01/20/34 -- 02/20/34....................      33,110

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- (CONTINUED)
 $11,470    6.00% due 09/20/33 -- 03/20/34....................  $   11,881
   3,560    7.00% due 06/20/30 -- 09/15/32....................       3,782
     316    7.50% due 07/15/27................................         340
       8    9.50% due 12/15/20................................           9
                                                                ----------
                                                                    63,354
                                                                ----------
            TENNESSEE VALLEY AUTHORITY -- 1.5%
  11,750    5.375% due 11/13/2008.............................      12,461
                                                                ----------
            U.S. INFLATION-INDEXED SECURITIES -- 2.4%
  18,733    2.00% due 07/15/14................................      19,327
                                                                ----------
            U.S. TREASURY BONDS -- 0.3%
   2,000    10.375 due 11/15/12...............................       2,385
                                                                ----------
            U.S. TREASURY NOTES -- 28.7%
  53,000    1.50% due 03/31/06 +..............................      52,135
   5,800    1.625% due 10/31/05...............................       5,750
  15,000    2.00% due 05/15/06................................      14,823
     800    2.25% due 02/15/07................................         786
  25,100    2.75% due 06/30/06................................      25,032
   4,650    3.125% due 05/15/07...............................       4,648
   8,000    3.125% due 10/15/08...............................       7,915
   1,150    3.25% due 08/15/07+...............................       1,152
  15,400    3.50% due 11/15/06+...............................      15,530
  19,500    4.00% due 06/15/09+...............................      19,871
  33,500    4.25% due 08/15/14+...............................      33,575
  34,000    4.75% due 05/15/14................................      35,432
  16,690    6.00% due 08/15/09+...............................      18,407
                                                                ----------
                                                                   235,056
                                                                ----------
            U.S. TREASURY STRIPS -- 1.5%
  18,000    4.35% due 11/15/13................................      12,290
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $741,774).................................  $  740,829
                                                                ==========
 SHARES
---------
SHORT-TERM SECURITIES -- 35.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 18.3%
 149,631    Boston Global Investment Trust....................  $  149,631
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 17.4%
 $53,514    BPN Paribas Joint Repurchase Agreement (See Note
              2(d))
              1.60% due 01/03/05..............................  $   53,514
  42,811    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              1.58% due 01/03/05..............................      42,811

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $46,341    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.58% due 01/03/05..............................  $   46,341
                                                                ----------
                                                                   142,666
                                                                ----------
            Total short-term securities
              (cost $292,297).................................  $  292,297
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,069,546) o -- 130.5%.............   1,068,354
            OTHER ASSETS, LESS LIABILITIES -- (30.5%).........    (249,824)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  818,530
                                                                ==========

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  o At December 31, 2004, the cost of securities for federal income tax purposes is $1,070,918 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,854
      Unrealized depreciation.........................   (5,418)
                                                        -------
      Net Unrealized depreciation.....................  $(2,564)
                                                        =======

  ###The cost of the securities purchased on a when-issued basis at December 31, 2004 was $133,688.

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCKS -- 99.0%
            BANKS -- 13.6%
     271    Bank of America Corp. ............................  $ 12,736
      88    CIT Group, Inc. ..................................     4,041
     343    Citigroup, Inc. ..................................    16,511
      88    IndyMac Bancorp, Inc. ............................     3,028
      87    National City Corp. ..............................     3,267
     203    Royal Bank of Scotland Group PLC  B ..............     6,810
                                                                --------
                                                                  46,393
                                                                --------
            BUSINESS SERVICES -- 2.2%
     116    BearingPoint, Inc. *..............................       933
      98    Rent-A-Center, Inc. *.............................     2,592
     410    UnitedGlobalCom, Inc., Class A *..................     3,957
                                                                --------
                                                                   7,482
                                                                --------
            CHEMICALS -- 0.4%
      30    Azko Nobel N.V.  B ...............................     1,291
                                                                --------
            COMMUNICATIONS -- 1.6%
     108    Nextel Communications, Inc., Class A *............     3,249
      33    Scientific-Atlanta, Inc. .........................     1,086
      41    Sprint Corp.-FON Group............................     1,009
                                                                --------
                                                                   5,344
                                                                --------
            CONSTRUCTION -- 2.1%
     744    Rinker Group Ltd.  B .............................     6,220
      29    WCI Communities, Inc. *...........................       861
                                                                --------
                                                                   7,081
                                                                --------
            CONSUMER DURABLES -- 1.1%
     157    Arrow Electronics, Inc. *.........................     3,818
                                                                --------
            CONSUMER NON-DURABLES -- 1.2%
      75    Endo Pharmaceuticals Holdings, Inc. *.............     1,566
      76    Tyco International Ltd. ..........................     2,698
                                                                --------
                                                                   4,264
                                                                --------
            DRUGS -- 8.0%
     128    GlaxoSmithKline PLC, ADR..........................     6,085
     336    Pfizer, Inc. .....................................     9,043
     100    Sanofi-Synthelabo S.A., ADR.......................     3,997
     194    Wyeth.............................................     8,267
                                                                --------
                                                                  27,392
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.5%
      57    Tektronix, Inc. ..................................     1,725
     200    Teradyne, Inc. *..................................     3,407
                                                                --------
                                                                   5,132
                                                                --------
            ELECTRONICS -- 6.1%
     318    Cinram International, Inc. .......................     5,879
      67    Cisco Systems, Inc. *.............................     1,297
     250    Fairchild Semiconductor International Inc., Class
              A *.............................................     4,060
     134    Freescale Semiconductor, Inc. *...................     2,391
      48    QLogic Corp. *....................................     1,756

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
      66    Varian Semiconductor Equipment Associates, Inc.
              *...............................................  $  2,447
     198    Vishay Intertechnology, Inc. *....................     2,981
                                                                --------
                                                                  20,811
                                                                --------
            ENERGY & SERVICES -- 8.4%
      57    Devon Energy Corp. ...............................     2,211
      14    Encana Corp. .....................................       814
      84    GlobalSantaFe Corp. ..............................     2,788
      24    IHC Caland N.V.  B ...............................     1,546
      96    Marathon Oil Corp. ...............................     3,614
      77    Noble Corp. *.....................................     3,810
     146    OPTI Canada, Inc. *...............................     2,369
      63    Petroleo Brasileiro S.A., ADR.....................     2,285
      65    Talisman Energy, Inc. ............................     1,758
      67    Total S.A., ADR...................................     7,403
                                                                --------
                                                                  28,598
                                                                --------
            FINANCIAL SERVICES -- 1.7%
     391    Apollo Investment Corp. ..........................     5,907
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 0.4%
      26    Bunge Ltd. .......................................     1,505
                                                                --------
            FOREST & PAPER PRODUCTS -- 3.1%
      29    Aracruz Celulose S.A., ADR........................     1,108
      97    Pactiv Corp. *....................................     2,456
     421    Sappi Ltd., ADR...................................     6,109
      48    Smurfit-Stone Container Corp. *...................       900
                                                                --------
                                                                  10,573
                                                                --------
            HEALTH SERVICES -- 2.8%
     178    Coventry Health Care, Inc. *......................     9,422
                                                                --------
            INSURANCE -- 12.2%
     176    Ace Ltd. .........................................     7,503
      89    Ambac Financial Group, Inc. ......................     7,310
      37    Everest Re Group Ltd. ............................     3,296
      79    Metlife, Inc. ....................................     3,184
      89    Platinum Underwriters Holdings Ltd. ..............     2,765
      33    Radian Group, Inc. ...............................     1,752
      50    Reinsurance Group of America, Inc. ...............     2,442
     160    RenaissanceRe Holdings Ltd. ......................     8,323
      45    WellPoint, Inc. *.................................     5,152
                                                                --------
                                                                  41,727
                                                                --------
            MACHINERY -- 1.6%
     194    Lam Research Corp. *..............................     5,606
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.7%
       7    Blockbuster, Inc., Class A........................        66
     207    Comcast Corp. *...................................     6,791
      32    Comcast Corp., Class A *..........................     1,048
     249    Time Warner, Inc. *...............................     4,844
                                                                --------
                                                                  12,749
                                                                --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            METALS, MINERALS & MINING -- 1.9%
     166    Alcoa, Inc. ......................................  $  5,200
      44    Engelhard Corp. ..................................     1,359
                                                                --------
                                                                   6,559
                                                                --------
            REAL ESTATE -- 1.2%
     122    CB Richard Ellis Group, Inc. *....................     4,100
                                                                --------
            RETAIL -- 7.7%
     159    CBRL Group, Inc. .................................     6,654
     347    Foot Locker, Inc. ................................     9,353
     134    Ross Stores, Inc. ................................     3,854
     132    Ruby Tuesday, Inc. ...............................     3,435
     123    TJX Cos., Inc. (The)..............................     3,091
                                                                --------
                                                                  26,387
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 3.5%
     159    Compagnie Generale des Etablissements Michelin,
              Class B  B .....................................    10,214
      83    Cooper Tire & Rubber Co. .........................     1,797
                                                                --------
                                                                  12,011
                                                                --------
            SOFTWARE & SERVICES -- 1.4%
     182    Microsoft Corp. ..................................     4,864
                                                                --------
            TRANSPORTATION -- 5.7%
     193    AMR Corp. *+......................................     2,109
     138    American Axle & Manufacturing Holdings, Inc. .....     4,237
     173    Continental Airlines, Inc., Class B *+............     2,336
      51    Goodrich Corp. ...................................     1,658
     105    Pinnacle Airlines Corp. *.........................     1,457
     123    TRW Automotive Holdings Corp. *...................     2,544
      49    USF Corp. ........................................     1,856
      63    United Defense Industries, Inc. *.................     2,958
                                                                --------
                                                                  19,155
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 4.2%
      39    Federal Home Loan Mortgage Corp. .................     2,845
     159    Federal National Mortgage Association.............    11,294
                                                                --------
                                                                  14,139
                                                                --------
            UTILITIES -- 1.7%
      33    PPL Corp. ........................................     1,748
      60    TXU Corp. ........................................     3,874
                                                                --------
                                                                   5,622
                                                                --------
            Total common stocks
              (cost $288,292).................................  $337,932
                                                                --------
SHORT-TERM SECURITIES -- 2.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.2%
   4,143    Boston Global Investment Trust....................  $  4,143
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
 -------                                                        --------
            REPURCHASE AGREEMENTS -- 1.3%
 $   492    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    492
     492    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................       492
     848    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       848
     210    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       210
   2,225    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     2,225
                                                                --------
                                                                   4,267
                                                                --------
            Total short-term securities
              (cost $8,410)...................................  $  8,410
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
            (TOTAL COST $296,702) o -- 101.5%.................   346,342
            OTHER ASSETS, LESS LIABILITIES -- (1.5%)..........    (4,977)
                                                                --------
            NET ASSETS -- 100.0%..............................  $341,365
                                                                ========

Note: Market value of investments in foreign securities represents 18.7% of total net assets as of December 31, 2004.

  U See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $26,081, which represents 7.6% of the total net assets.

  o At December 31, 2004, the cost of securities for federal income tax purposes is $297,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $51,830
      Unrealized depreciation.........................   (3,135)
                                                        -------
      Net Unrealized appreciation.....................  $48,695
                                                        =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                                 CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                             TRANSACTION         MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                             -----------         ------------         --------         --------         --------------
Australian Dollar                          Sell                 $  4               $  4           1/6/2005              $--
Australian Dollar                          Sell                    3                  3           1/4/2005               --
Australian Dollar                          Sell                    3                  3           1/5/2005               --
British Pound                              Buy                    60                 60           1/4/2005               --
British Pound                              Buy                   116                116           1/5/2005               --
Canadian Dollars                           Buy                    69                 68           1/6/2005                1
Canadian Dollars                           Buy                   226                225           1/5/2005                1
Canadian Dollars                           Buy                   264                262           1/4/2005                2
                                                                                                                        ---
                                                                                                                        $ 4
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               HARTFORD              HARTFORD              HARTFORD
                                                               ADVISERS           BLUE CHIP STOCK            BOND
                                                               HLS FUND              HLS FUND              HLS FUND
                                                              -----------         ---------------         ----------
ASSETS
  Investments in securities, at value@......................  $12,673,872            $173,716             $3,959,243
  Cash++....................................................            1                  --                     --
  Foreign currency on deposit with custodian#...............           --                  --                  5,701
  Unrealized appreciation in forward foreign currency
    contracts...............................................           --                  --                  1,555
  Receivables:..............................................           --                  --                     --
    Investment securities sold..............................           --                 258                    411
    Fund shares sold........................................           --                  --                 27,984
    Dividends and interest..................................       42,080                 159                 29,745
    Commission recapture....................................           28                  --                     --
    Variation margin........................................           --                  --                     --
    Forward foreign bonds...................................           --                  --                     --
    Purchased options.......................................           --                  --                     --
  Other assets..............................................          168                   1                     40
                                                              -----------            --------             ----------
Total assets................................................   12,716,149             174,134              4,024,679
                                                              -----------            --------             ----------
LIABILITIES
  Unrealized depreciation on forward foreign currency
    contracts...............................................           --                  --                 12,150
  Bank overdraft............................................           --                  --                     --
  Payable upon return of securities loaned..................    1,546,823                  --                427,391
  Payables:
    Investment securities purchased.........................           --                 418                 86,886
    Fund shares redeemed....................................        7,022                   7                     --
    Dividends...............................................           --                  --                     --
    Accounting services fees................................           --                  --                     --
    Distribution fees.......................................           --                  --                     --
    Variation margin........................................          245                  --                     --
    Forward foreign bonds...................................           --                  --                     --
    Written options.........................................           --                  --                     --
  Accrued Expenses..........................................          366                   7                    166
  Other liabilities.........................................           --                  --                     --
                                                              -----------            --------             ----------
Total liabilities...........................................    1,554,456                 432                526,593
                                                              -----------            --------             ----------
Net assets..................................................  $11,161,693            $173,702             $3,498,086
                                                              ===========            ========             ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $10,641,413            $171,202             $3,312,334
Accumulated undistributed net investment income (loss)......      119,439                 860                126,556
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................     (541,086)            (24,570)                10,492
Unrealized appreciation (depreciation) on investments in
  securities and
  foreign currencies........................................      941,927              26,210                 48,704
                                                              -----------            --------             ----------
Net assets..................................................  $11,161,693            $173,702             $3,498,086
                                                              ===========            ========             ==========
Par value...................................................  $     0.001            $  0.001             $    0.001
                                                              -----------            --------             ----------
Total Shares Outstanding....................................      484,028               9,734                293,510
                                                              -----------            --------             ----------
Total Shares Authorized.....................................    9,500,000             500,000              5,000,000
                                                              -----------            --------             ----------
CLASS IA: Net asset value per share.........................  $     23.04            $  17.84             $    11.94
                                                              -----------            --------             ----------
         Shares outstanding.................................      420,921               9,734                209,918
                                                              -----------            --------             ----------
         Shares authorized..................................    8,500,000             500,000              4,400,000
                                                              -----------            --------             ----------
         Net assets.........................................  $ 9,699,374            $173,702             $2,507,021
                                                              -----------            --------             ----------
CLASS IB: Net asset value per share.........................  $     23.17                                 $    11.86
                                                              -----------                                 ----------
         Shares outstanding.................................       63,107                                     83,592
                                                              -----------                                 ----------
         Shares authorized..................................    1,000,000                                    600,000
                                                              -----------                                 ----------
         Net assets.........................................  $ 1,462,319                                 $  991,065
                                                              -----------                                 ----------
@ Cost of securities........................................  $11,732,244            $147,507             $3,900,149
                                                              -----------            --------             ----------
@ Market value of securities on loan........................  $ 1,514,361            $     --             $  418,758
                                                              -----------            --------             ----------
@ Market value of Repurchase Agreements.....................  $        --            $     --             $       --
                                                              -----------            --------             ----------
 ++ Cash held as Collateral on Loaned Securities............  $        --            $     --             $       --
                                                              -----------            --------             ----------
 # Cost of foreign currency on deposit with custodian.......  $        --            $     --             $    5,605
                                                              -----------            --------             ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

          HARTFORD               HARTFORD               HARTFORD           HARTFORD            HARTFORD          HARTFORD
    CAPITAL APPRECIATION   CAPITAL OPPORTUNITIES   DISCIPLINED EQUITY   GLOBAL LEADERS   GROWTH OPPORTUNITIES   HIGH YIELD
          HLS FUND               HLS FUND               HLS FUND           HLS FUND            HLS FUND          HLS FUND
    --------------------   ---------------------   ------------------   --------------   --------------------   ----------
        $13,908,016              $ 15,382              $1,081,545         $1,544,992          $1,058,205        $ 946,496
                 --                    --                   2,779                  1                  --                2
             16,552                    --                      --                367                  --           12,230
                 21                    --                      --                 --                  --                6
                 --                    --                      --                 --                  --               --
             53,037                    --                      --                  1               4,662              132
              1,819                    --                     529                436                 516               24
             11,723                    14                   1,415                782                 246           14,292
                445                    --                      12                 47                  36               --
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
                325                    --                      48                 34                  27               70
        -----------              --------              ----------         ----------          ----------        ----------
         13,991,938                15,396               1,086,328          1,546,660           1,063,692          973,252
        -----------              --------              ----------         ----------          ----------        ----------
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
            700,928                    --                  45,139            262,164              89,477          128,313
             31,441                    --                      --              1,813              12,370           15,942
                395                     9                      --              4,478                 242              289
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
                 --                    --                      43                 --                  --               74
                 --                    --                      --                 --                  --               --
                 --                    --                      --                 --                  --               --
              1,431                     6                      37                153                  33               80
                 --                     1                      --                 --                  --                1
        -----------              --------              ----------         ----------          ----------        ----------
            734,195                    16                  45,219            268,608             102,122          144,699
        -----------              --------              ----------         ----------          ----------        ----------
        $13,257,743              $ 15,380              $1,041,109         $1,278,052          $  961,570        $ 828,553
        ===========              ========              ==========         ==========          ==========        ==========
        $10,422,956              $ 24,233              $1,062,020         $1,160,294          $  837,802        $ 793,661
             30,692                    --                   3,295              3,256                 (35)          48,629
            314,386               (10,332)               (145,346)           (73,879)            (31,434)         (44,537)
          2,489,709                 1,479                 121,140            188,381             155,237           30,800
        -----------              --------              ----------         ----------          ----------        ----------
        $13,257,743              $ 15,380              $1,041,109         $1,278,052          $  961,570        $ 828,553
        ===========              ========              ==========         ==========          ==========        ==========
        $     0.001              $  0.001              $    0.001         $    0.001          $    0.001        $   0.001
        -----------              --------              ----------         ----------          ----------        ----------
            248,343                 2,173                  86,794             69,491              34,834           81,001
        -----------              --------              ----------         ----------          ----------        ----------
          5,000,000               500,000               3,500,000          3,400,000             700,000        2,800,000
        -----------              --------              ----------         ----------          ----------        ----------
        $     53.43              $   7.08              $    12.02         $    18.41          $    27.63        $   10.26
        -----------              --------              ----------         ----------          ----------        ----------
            201,228                 2,173                  64,157             54,577              30,720           50,552
        -----------              --------              ----------         ----------          ----------        ----------
          4,250,000               500,000               3,300,000          3,200,000             500,000        2,600,000
        -----------              --------              ----------         ----------          ----------        ----------
        $10,751,945              $ 15,380              $  770,938         $1,004,850          $  848,674        $ 518,881
        -----------              --------              ----------         ----------          ----------        ----------
        $     53.18                                    $    11.93         $    18.32          $    27.44        $   10.17
        -----------                                    ----------         ----------          ----------        ----------
             47,115                                        22,637             14,914               4,114           30,449
        -----------                                    ----------         ----------          ----------        ----------
            750,000                                       200,000            200,000             200,000          200,000
        -----------                                    ----------         ----------          ----------        ----------
        $ 2,505,798                                    $  270,171         $  273,202          $  112,896        $ 309,672
        -----------                                    ----------         ----------          ----------        ----------
        $11,418,552              $ 13,904              $  960,543         $1,356,665          $  902,964        $ 915,816
        -----------              --------              ----------         ----------          ----------        ----------
        $   680,089              $     --              $   43,730         $  252,278          $   87,572        $ 125,652
        -----------              --------              ----------         ----------          ----------        ----------
        $        --              $     --              $       --         $       --          $       --        $      --
        -----------              --------              ----------         ----------          ----------        ----------
        $        --              $     --              $        1         $       --          $       --        $      --
        -----------              --------              ----------         ----------          ----------        ----------
        $    16,190              $     --              $       --         $      342          $       --        $  12,117
        -----------              --------              ----------         ----------          ----------        ----------

      HARTFORD
       INDEX
      HLS FUND
     ----------
     $2,261,782
             --
             --
             --
             --
         16,972
             --
          2,885
             --
             --
             --
             --
              9
     ----------
      2,281,648
     ----------
             --
            236
         52,295
             --
          2,577
             --
             --
             --
             17
             --
             --
             94
             --
     ----------
         55,219
     ----------
     $2,226,429
     ==========
     $1,883,418
          8,842
         52,452
        281,717
     ----------
     $2,226,429
     ==========
     $    0.001
     ----------
         69,250
     ----------
      4,000,000
     ----------
     $    32.17
     ----------
         61,350
     ----------
      3,500,000
     ----------
     $1,973,470
     ----------
     $    32.02
     ----------
          7,900
     ----------
        500,000
     ----------
     $  252,959
     ----------
     $1,980,111
     ----------
     $   50,562
     ----------
     $       --
     ----------
     $       --
     ----------
     $       --
     ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              INTERNATIONAL              HARTFORD                  HARTFORD
                                                              OPPORTUNITIES         INTERNATIONAL STOCK         LARGECAP GROWTH
                                                                HLS FUND                 HLS FUND                  HLS FUND
                                                              -------------         -------------------         ---------------
ASSETS
  Investments in securities, at value@......................   $1,427,340                $118,991                  $ 59,995
  Cash++....................................................            1                      --                        --
  Foreign currency on deposit with custodian#...............          329                      --                        --
  Unrealized appreciation in forward foreign currency
    contracts...............................................          107                      --                        --
  Receivables:..............................................           --                      --                        --
    Investment securities sold..............................        2,144                      --                        --
    Fund shares sold........................................          377                      --                        --
    Dividends and interest..................................        1,203                     154                        66
    Commission recapture....................................           55                      --                        --
    Variation margin........................................           --                      --                        --
    Forward foreign bonds...................................           --                      --                        --
    Purchased options.......................................           --                      --                        --
  Other assets..............................................           52                       3                         2
                                                               ----------                --------                  --------
Total assets................................................    1,431,608                 119,148                    60,063
                                                               ----------                --------                  --------
LIABILITIES
  Unrealized depreciation on forward foreign currency
    contracts...............................................           --                      --                        --
  Bank overdraft............................................           --                      --                        --
  Payable upon return of securities loaned..................      121,177                  22,470                        --
  Payables:
    Investment securities purchased.........................        7,165                      --                       242
    Fund shares redeemed....................................          407                      73                        53
    Dividends...............................................           --                      --                        --
    Accounting services fees................................           --                      --                        --
    Distribution fees.......................................           --                      --                        --
    Variation margin........................................           --                      --                        --
    Forward foreign bonds...................................           --                      --                        --
    Written options.........................................           --                      --                        --
  Accrued Expenses..........................................          223                      23                         2
  Other liabilities.........................................           --                      --                        --
                                                               ----------                --------                  --------
Total liabilities...........................................      128,972                  22,566                       297
                                                               ----------                --------                  --------
Net assets..................................................   $1,302,636                $ 96,582                  $ 59,766
                                                               ==========                ========                  ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $1,333,554                $103,221                  $ 94,531
Accumulated undistributed net investment income.............          (58)                  1,248                       396
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................     (221,289)                (25,633)                  (40,725)
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................      190,429                  17,746                     5,564
                                                               ----------                --------                  --------
Net assets..................................................   $1,302,636                $ 96,582                  $ 59,766
                                                               ==========                ========                  ========
Par value...................................................   $    0.001                $  0.001                  $  0.001
                                                               ----------                --------                  --------
Total Shares Outstanding....................................      109,919                   7,088                     6,239
                                                               ----------                --------                  --------
Total Shares Authorized.....................................    2,625,000                 500,000                   500,000
                                                               ----------                --------                  --------
CLASS IA: Net asset value per share.........................   $    11.86                $  13.63                  $   9.58
                                                               ----------                --------                  --------
         Shares outstanding.................................       88,968                   7,088                     6,239
                                                               ----------                --------                  --------
         Shares authorized..................................    2,000,000                 500,000                   500,000
                                                               ----------                --------                  --------
         Net assets.........................................   $1,054,884                $ 96,582                  $ 59,766
                                                               ----------                --------                  --------
CLASS IB: Net asset value per share.........................   $    11.83
                                                               ----------
         Shares outstanding.................................       20,951
                                                               ----------
         Shares authorized..................................      625,000
                                                               ----------
         Net assets.........................................   $  247,752
                                                               ----------
@ Cost of securities........................................   $1,237,058                $101,251                  $ 54,431
                                                               ----------                --------                  --------
@ Market value of securities on loan........................   $  115,027                $ 21,358                  $     --
                                                               ----------                --------                  --------
@ Market value of Repurchase Agreements.....................   $       --                $     --                  $     --
                                                               ----------                --------                  --------
 ++ Cash held as Collateral on Loaned Securities............   $       --                $     --                  $     --
                                                               ----------                --------                  --------
 # Cost of foreign currency on deposit with custodian.......   $      316                $     --                  $     --
                                                               ----------                --------                  --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                     HARTFORD         HARTFORD
      HARTFORD       HARTFORD        HARTFORD          HARTFORD       HARTFORD    U.S. GOVERNMENT       VALUE
    MIDCAP STOCK   MONEY MARKET   SMALLCAP GROWTH   SMALLCAP VALUE     STOCK        SECURITIES      OPPORTUNITIES
      HLS FUND       HLS FUND        HLS FUND          HLS FUND       HLS FUND       HLS FUND         HLS FUND
    ------------   ------------   ---------------   --------------   ----------   ---------------   -------------
      $ 61,173      $1,552,049       $792,855          $114,468      $6,483,653     $1,068,354        $346,342
            --               1            207                71              1               1               1
            --              --             --                --             --              --              --
            --              --             --                --             --              --               4
            --              --             --                --             --              --              --
            --              --             --               151             --          33,491           4,878
            --           2,627          1,123                --            229          28,581             197
             8           3,190            258               121          4,385           4,899             320
            --              --              4                --             18              --               2
            --              --              7                --             --              --              --
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
             2               1             28                 1              7              25               1
      --------      ----------       --------          --------      ----------     ----------        --------
        61,183       1,557,868        794,482           114,812      6,488,293       1,135,351         351,745
      --------      ----------       --------          --------      ----------     ----------        --------
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
           877              --         89,155                --        103,412         149,631           4,143
           467              --             --               445             --         167,170           6,214
           104           8,289             --                28          8,438              --               3
            --           2,199             --                --             --              --              --
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
            --              --             --                --             --              --              --
             5              47             21                11            207              20              20
            --              --             --                --             --              --              --
      --------      ----------       --------          --------      ----------     ----------        --------
         1,453          10,535         89,176               484        112,057         316,821          10,380
      --------      ----------       --------          --------      ----------     ----------        --------
      $ 59,730      $1,547,333       $705,306          $114,328      $6,376,236     $  818,530        $341,365
      ========      ==========       ========          ========      ==========     ==========        ========
      $ 48,527      $1,547,333       $644,840          $ 80,881      $6,672,800     $  804,163        $278,457
             7              --             24               637         35,592          24,593           2,566
         6,029              --        (28,707)           14,960       (835,720)         (9,033)         10,706
         5,167              --         89,149            17,850        503,564          (1,913)         49,636
      --------      ----------       --------          --------      ----------     ----------        --------
      $ 59,730      $1,547,333       $705,306          $114,328      $6,376,236     $  818,530        $341,365
      ========      ==========       ========          ========      ==========     ==========        ========
      $  0.001      $    0.001       $  0.001          $  0.001      $   0.001      $    0.001        $  0.001
      --------      ----------       --------          --------      ----------     ----------        --------
         4,730       1,547,333         34,834             6,883        139,495          72,918          18,819
      --------      ----------       --------          --------      ----------     ----------        --------
       500,000       7,000,000        700,000           700,000      4,000,000         700,000         700,000
      --------      ----------       --------          --------      ----------     ----------        --------
      $  12.63      $     1.00       $  20.26          $  16.61      $   45.72      $    11.24        $  18.16
      --------      ----------       --------          --------      ----------     ----------        --------
         4,730       1,294,525         24,861             6,881        123,741          46,592          14,291
      --------      ----------       --------          --------      ----------     ----------        --------
       500,000       6,000,000        500,000           500,000      3,000,000         500,000         500,000
      --------      ----------       --------          --------      ----------     ----------        --------
      $ 59,730      $1,294,525       $503,717          $114,296      $5,657,943     $  523,819        $259,593
      --------      ----------       --------          --------      ----------     ----------        --------
                    $     1.00       $  20.21          $  16.59      $   45.59      $    11.19        $  18.06
                    ----------       --------          --------      ----------     ----------        --------
                       252,808          9,973                 2         15,754          26,326           4,528
                    ----------       --------          --------      ----------     ----------        --------
                     1,000,000        200,000           200,000      1,000,000         200,000         200,000
                    ----------       --------          --------      ----------     ----------        --------
                    $  252,808       $201,589          $     32      $ 718,293      $  294,711        $ 81,772
                    ----------       --------          --------      ----------     ----------        --------
      $ 56,006      $1,552,049       $703,763          $ 96,618      $5,980,089     $1,069,546        $296,702
      --------      ----------       --------          --------      ----------     ----------        --------
      $    847      $       --       $ 85,426          $     --      $  99,920      $  146,815        $  3,946
      --------      ----------       --------          --------      ----------     ----------        --------
      $     --      $       --       $     --          $     --      $      --      $  142,666        $     --
      --------      ----------       --------          --------      ----------     ----------        --------
      $     --      $       --       $    206          $     --      $      --      $       --        $     --
      --------      ----------       --------          --------      ----------     ----------        --------
      $     --      $       --       $     --          $     --      $      --      $       --        $     --
      --------      ----------       --------          --------      ----------     ----------        --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              HARTFORD             HARTFORD             HARTFORD
                                                              ADVISERS          BLUE CHIP STOCK           BOND
                                                              HLS FUND             HLS FUND             HLS FUND
                                                              ---------         ---------------         --------
INVESTMENT INCOME:
  Dividends.................................................  $162,094              $ 2,421             $     50
  Interest..................................................   154,565                   18              135,951
  Securities lending........................................     1,965                    3                  556
  Other.....................................................     1,778                  112                  623
  Less: Foreign tax withheld................................       (48)                  (5)                  --
                                                              ---------             -------             --------
    Total investment income (loss)..........................   320,354                2,549              137,180
                                                              ---------             -------             --------
EXPENSES:
  Investment advisory fees..................................    49,198                1,534                8,575
  Administrative services fees..............................    22,740                   --                6,510
  Accounting services.......................................     2,274                   --                  651
  Board of Directors fees...................................       128                    2                   36
  Custodian fees, gross.....................................        47                   10                  102
  Distribution Fees -- Class IB.............................     3,448                   --                2,160
  Other expenses............................................     1,473                   29                  445
                                                              ---------             -------             --------
    Total expenses (before offsets).........................    79,308                1,575               18,479
  Less: Expenses paid indirectly............................      (711)                  --                  (39)
                                                              ---------             -------             --------
    Total expenses net......................................    78,597                1,575               18,440
                                                              ---------             -------             --------
  Net investment income (loss)..............................   241,757                  974              118,740
                                                              ---------             -------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................   384,886                6,795               38,124
  Net realized gain (loss) on futures contracts.............       554                   --                   --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................        47                   (4)              (3,309)
  Net realized gain (loss) on foreign currency
    transactions............................................       (78)                   6                1,489
  Net realized gain (loss) on option contracts..............        --                   --                   --
  Net unrealized appreciation (depreciation) on
    securities..............................................  (227,139)               6,722                  198
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................       299                   --                   --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................        --                   --                   --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................        --                   --              (10,599)
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        --                   --                  (21)
  Net unrealized appreciation (depreciation) on option
    contracts...............................................        --                   --                   --
                                                              ---------             -------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   158,569               13,519               25,882
                                                              ---------             -------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $400,326              $14,493             $144,622
                                                              =========             =======             ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD       HARTFORD                                              HARTFORD
      CAPITAL         CAPITAL           HARTFORD           HARTFORD         GROWTH        HARTFORD    HARTFORD
    APPRECIATION   OPPORTUNITIES   DISCIPLINED EQUITY   GLOBAL LEADERS   OPPORTUNITIES   HIGH YIELD    INDEX
      HLS FUND       HLS FUND           HLS FUND           HLS FUND        HLS FUND       HLS FUND    HLS FUND
    ------------   -------------   ------------------   --------------   -------------   ----------   --------
     $  166,189       $  226            $19,989            $ 15,699        $  3,471       $   119     $ 43,787
          3,650            1                520                 512             401        52,893          408
          1,362           --                 12                 538             279           218           71
            760            2                 50                  72           2,515           562           --
         (6,723)          (1)                --              (1,080)            (15)           --           --
     ----------       ------            -------            --------        --------       -------     --------
        165,238          228             20,571              15,741           6,651        53,792       44,266
     ----------       ------            -------            --------        --------       -------     --------
         49,601          143              4,684               5,287           5,112         3,989        4,342
         22,930           --              1,814               2,081              --         1,522        4,342
          2,293           --                181                 208              --           152          434
            127           --                 10                  11               9             9           24
          3,568           13                 12                 328              34            26           44
          4,935           --                504                 481             203           713          563
          1,503           11                145                 159             139           126          308
     ----------       ------            -------            --------        --------       -------     --------
         84,957          167              7,350               8,555           5,497         6,537       10,057
         (3,527)          --               (123)               (977)           (526)           --           (1)
     ----------       ------            -------            --------        --------       -------     --------
         81,430          167              7,227               7,578           4,971         6,537       10,056
     ----------       ------            -------            --------        --------       -------     --------
         83,808           61             13,344               8,163           1,680        47,255       34,210
     ----------       ------            -------            --------        --------       -------     --------
      1,604,673        2,155             41,798             111,488         106,197        18,982       60,680
             --           --              3,584                  --              --        (1,001)       1,403
        (11,553)          --                 --                (197)           (125)         (186)          --
          1,588           --                 --                 358             169          (133)          --
             --           --                 --                  --              --            --           --
        430,008         (747)            20,517              68,500          27,685        (9,081)     115,951
             --           --             (1,128)                 --              --            58         (271)
             --           --                 --                  --              --            --           --
            102           --                 --                  (3)              5             6           --
            190           --                 --                  33             (11)           73           --
             --           --                 --                  --              --            --           --
     ----------       ------            -------            --------        --------       -------     --------
      2,025,008        1,408             64,771             180,179         133,920         8,718      177,763
     ----------       ------            -------            --------        --------       -------     --------
     $2,108,816       $1,469            $78,115            $188,342        $135,600       $55,973     $211,973
     ==========       ======            =======            ========        ========       =======     ========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              INTERNATIONAL            HARTFORD                HARTFORD
                                                              OPPORTUNITIES       INTERNATIONAL STOCK       LARGECAP GROWTH
                                                                HLS FUND               HLS FUND                HLS FUND
                                                              -------------       -------------------       ---------------
INVESTMENT INCOME:
  Dividends.................................................    $ 21,477                $ 2,431                 $  957
  Interest..................................................         153                     18                      5
  Securities lending........................................         721                     62                      2
  Other.....................................................          --                     12                     17
  Less: Foreign tax withheld................................      (2,555)                  (271)                    (6)
                                                                --------                -------                 ------
    Total investment income (loss)..........................      19,796                  2,252                    975
                                                                --------                -------                 ------
EXPENSES:
  Investment advisory fees..................................       5,357                    782                    529
  Administrative services fees..............................       2,112                     --                     --
  Accounting services.......................................         211                     --                     --
  Board of Directors fees...................................          12                      1                      1
  Custodian fees, gross.....................................         612                     81                      4
  Distribution Fees -- Class IB.............................         389                     --                     --
  Other expenses............................................         161                     19                     28
                                                                --------                -------                 ------
    Total expenses (before offsets).........................       8,854                    883                    562
  Less: Expenses paid indirectly............................        (612)                    --                     --
                                                                --------                -------                 ------
    Total expenses net......................................       8,242                    883                    562
                                                                --------                -------                 ------
  Net investment income (loss)..............................      11,554                  1,369                    413
                                                                --------                -------                 ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................     135,473                 11,396                  1,654
  Net realized gain (loss) on futures contracts.............          --                     --                     --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................      (2,527)                  (114)                    --
  Net realized gain (loss) on foreign currency
    transactions............................................      (1,412)                    (5)                    (1)
  Net realized gain (loss) on option contracts..............          --                     --                     --
  Net unrealized appreciation (depreciation) on
    securities..............................................      47,705                    562                  4,354
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................          --                     --                     --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................          --                     --                     --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................          84                     --                     --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          75                    (15)                    --
  Net unrealized appreciation (depreciation) on option
    contracts...............................................          --                     --                     --
                                                                --------                -------                 ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     179,398                 11,824                  6,007
                                                                --------                -------                 ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $190,952                $13,193                 $6,420
                                                                ========                =======                 ======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                   HARTFORD
      HARTFORD       HARTFORD        HARTFORD          HARTFORD      HARTFORD   U.S. GOVERNMENT        HARTFORD
    MIDCAP STOCK   MONEY MARKET   SMALLCAP GROWTH   SMALLCAP VALUE    STOCK       SECURITIES      VALUE OPPORTUNITIES
      HLS FUND       HLS FUND        HLS FUND          HLS FUND      HLS FUND      HLS FUND            HLS FUND
    ------------   ------------   ---------------   --------------   --------   ---------------   -------------------
      $   529        $    --          $ 3,241          $ 1,638       $132,407       $    --             $ 4,359
           10         24,958              278              217         1,189         26,648                  67
            4             --              205                3            55            322                  53
           --             13            1,058               --           438            110                  15
           (1)            --               (4)              --           (41)            --                (112)
      -------        -------          -------          -------       --------       -------             -------
          542         24,971            4,778            1,858       134,048         27,080               4,382
      -------        -------          -------          -------       --------       -------             -------
          510          4,409            3,290              940        16,424          3,464               1,593
           --          3,527               --               --        12,789             --                  --
           --            353               --               --         1,279             --                  --
            1             20                6                1            72              9                   3
            9             14               15               15            15             11                  28
           --            685              316               --         1,582            669                 120
           15            215               77               39           851            106                  42
      -------        -------          -------          -------       --------       -------             -------
          535          9,223            3,704              995        33,012          4,259               1,786
           --             (7)             (59)              (1)         (511)            (4)                (23)
      -------        -------          -------          -------       --------       -------             -------
          535          9,216            3,645              994        32,501          4,255               1,763
      -------        -------          -------          -------       --------       -------             -------
            7         15,755            1,133              864       101,547         22,825               2,619
      -------        -------          -------          -------       --------       -------             -------
       12,250             --           48,669           14,676       194,560         (1,447)             27,384
           --             --            1,318               --            --             --                  --
           --             --               --               --            38             --                   4
           --             --               --               --           (47)            --                 (12)
           --             --               --               --            --             --                  --
       (5,383)            --           35,380           (1,393)      (45,078)        (6,344)             17,945
           --             --             (190)              --            --             --                  --
           --             --               --               --            --             --                  --
           --             --               --               --            --             --                  (4)
           --             --               --               --            --             --                   4
           --             --               --               --            --             --                  --
      -------        -------          -------          -------       --------       -------             -------
        6,867             --           85,177           13,283       149,473         (7,791)             45,321
      -------        -------          -------          -------       --------       -------             -------
      $ 6,874        $15,755          $86,310          $14,147       $251,020       $15,034             $47,940
      =======        =======          =======          =======       ========       =======             =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      HARTFORD ADVISERS HLS FUND
                                                              -------------------------------------------
                                                                FOR THE YEAR              FOR THE YEAR
                                                                    ENDED                     ENDED
                                                              DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................     $   241,757               $   208,579
  Net realized gain (loss) on investments...................         385,409                  (442,936)
  Net unrealized appreciation (depreciation) on
    investments.............................................        (226,840)                2,029,822
                                                                 -----------               -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................         400,326                 1,795,465
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (202,407)                 (233,680)
    Class IB................................................         (26,369)                  (23,061)
  From net realized gain on investments
    Class IA................................................              --                        --
    Class IB................................................              --                        --
                                                                 -----------               -----------
    Total distributions.....................................        (228,776)                 (256,740)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         684,089                 1,008,884
    Issued in merger........................................              --                        --
    Issued on reinvestment of distributions.................         202,407                   233,680
    Redeemed................................................      (1,694,597)               (1,526,868)
                                                                 -----------               -----------
    Total Cost of Shares....................................        (808,101)                 (284,304)
  Class IB
    Sold....................................................         296,277                   495,611
    Issued on reinvestment of distributions.................          26,369                    23,061
    Redeemed................................................        (146,492)                  (72,477)
                                                                 -----------               -----------
    Total Cost of Shares....................................         176,154                   446,195
                                                                 -----------               -----------
  Net increase (decrease) from capital share transactions...        (631,947)                  161,891
                                                                 -----------               -----------
  Net increase (decrease) in net assets.....................        (460,397)                1,700,616
NET ASSETS:
  Beginning of period.......................................      11,622,090                 9,921,474
                                                                 -----------               -----------
  End of period.............................................     $11,161,693               $11,622,090
                                                                 ===========               ===========
Accumulated undistributed net investment income (loss)......     $   119,439               $   104,776
                                                                 ===========               ===========
SHARES:
  Class IA
    Sold....................................................          30,227                    48,476
    Issued in merger........................................              --                        --
    Issued on reinvestment of distributions.................           8,863                    10,781
    Redeemed................................................         (75,051)                  (74,454)
                                                                 -----------               -----------
    Total Shares............................................         (35,961)                  (15,197)
                                                                 -----------               -----------
  Class IB
    Sold....................................................          13,009                    23,827
    Issued on reinvestment of distributions.................           1,148                     1,026
    Redeemed................................................          (6,454)                   (3,527)
                                                                 -----------               -----------
    Total Shares............................................           7,703                    21,326
                                                                 -----------               -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD BLUE CHIP STOCK HLS FUND            HARTFORD BOND HLS FUND           HARTFORD CAPITAL APPRECIATION HLS FUND
    -------------------------------------   -------------------------------------   ---------------------------------------
      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
          ENDED               ENDED               ENDED               ENDED               ENDED                ENDED
    DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004    DECEMBER 31, 2003
    -----------------   -----------------   -----------------   -----------------   ------------------   ------------------
        $    974            $    359           $   118,740         $   107,133         $    83,808          $    58,955
           6,797              (4,983)               36,304             116,193           1,594,708              313,770
           6,722              47,041               (10,422)             (8,379)            430,300            2,610,925
        --------            --------           -----------         -----------         -----------          -----------
          14,493              42,417               144,622             214,947           2,108,816            2,983,650
            (344)                (58)             (110,882)            (97,398)            (33,253)             (44,255)
              --                  --               (39,050)            (23,627)             (4,962)              (5,412)
              --                  --               (61,135)            (11,273)                 --                   --
              --                  --               (22,321)             (2,800)                 --                   --
        --------            --------           -----------         -----------         -----------          -----------
            (344)                (58)             (233,388)           (135,098)            (38,215)             (49,667)
           4,104               9,261             1,208,367           1,205,185           1,880,828            1,120,299
              --                  --                24,948                  --                  --                   --
             344                  58               172,018             108,671              33,253               44,256
         (27,425)            (24,481)           (1,165,854)         (1,193,335)         (1,777,088)          (1,044,806)
        --------            --------           -----------         -----------         -----------          -----------
         (22,977)            (15,162)              239,479             120,521             136,993              119,749
                                                   350,617             419,013             708,826              656,957
                                                    61,371              26,427               4,962                5,411
                                                  (131,726)           (106,829)           (155,787)             (52,824)
                                               -----------         -----------         -----------          -----------
                                                   280,262             338,611             558,001              609,544
        --------            --------           -----------         -----------         -----------          -----------
         (22,977)            (15,162)              519,741             459,132             694,994              729,293
        --------            --------           -----------         -----------         -----------          -----------
          (8,828)             27,197               430,975             538,981           2,765,595            3,663,276
         182,530             155,333             3,067,111           2,528,130          10,492,148            6,828,872
        --------            --------           -----------         -----------         -----------          -----------
        $173,702            $182,530           $ 3,498,086         $ 3,067,111         $13,257,743          $10,492,148
        ========            ========           ===========         ===========         ===========          ===========
        $    860            $    343           $   126,556         $   149,925         $    30,692          $     2,152
        ========            ========           ===========         ===========         ===========          ===========
             246                 661                99,739              99,153              39,789               30,209
              --                  --                 2,028                  --                  --                   --
              21                   4                15,120               8,964                 646                  995
          (1,651)             (1,776)              (96,269)            (98,394)            (37,673)             (29,606)
        --------            --------           -----------         -----------         -----------          -----------
          (1,384)             (1,111)               20,618               9,723               2,762                1,598
        --------            --------           -----------         -----------         -----------          -----------
                                                    29,155              34,505              15,087               18,133
                                                     5,427               2,190                  97                  123
                                                   (10,988)             (8,880)             (3,353)              (1,563)
                                               -----------         -----------         -----------          -----------
                                                    23,594              27,815              11,831               16,693
                                               -----------         -----------         -----------          -----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD CAPITAL OPPORTUNITIES HLS FUND
                                                              -------------------------------------------
                                                                FOR THE YEAR              FOR THE YEAR
                                                                    ENDED                     ENDED
                                                              DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................       $    61                   $    49
  Net realized gain (loss) on investments...................         2,155                       280
  Net unrealized appreciation (depreciation) on
    investments.............................................          (747)                    3,891
                                                                   -------                   -------
    Net increase (decrease) in net assets resulting from
     operations.............................................         1,469                     4,220
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................           (61)                      (58)
    Class IB................................................            --                        --
  From net realized gain on investments
    Class IA................................................            --                        --
    Class IB................................................            --                        --
                                                                   -------                   -------
    Total distributions.....................................           (61)                      (58)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         1,251                     1,870
    Issued in merger........................................            --                        --
    Issued on reinvestment of distributions.................            61                        51
    Redeemed................................................        (5,134)                   (4,676)
                                                                   -------                   -------
    Total Cost of Shares....................................        (3,822)                   (2,755)
  Class IB
    Sold....................................................
    Issued on reinvestment of distributions.................
    Redeemed................................................
                                                                   -------                   -------
    Total Cost of Shares....................................
                                                                   -------                   -------
  Net increase (decrease) from capital share transactions...        (3,822)                   (2,755)
                                                                   -------                   -------
  Net increase (decrease) in net assets.....................        (2,414)                    1,407
NET ASSETS:
  Beginning of period.......................................        17,794                    16,387
                                                                   -------                   -------
  End of period.............................................       $15,380                   $17,794
                                                                   =======                   =======
Accumulated undistributed net investment income (loss)......       $    --                   $    --
                                                                   =======                   =======
SHARES:
  Class IA
    Sold....................................................           191                       334
    Issued in merger........................................            --                        --
    Issued on reinvestment of distributions.................             9                         8
    Redeemed................................................          (780)                     (808)
                                                                   -------                   -------
    Total Shares............................................          (580)                     (466)
                                                                   -------                   -------
  Class IB
    Sold....................................................
    Issued on reinvestment of distributions.................
    Redeemed................................................
    Total Shares............................................

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    HARTFORD DISCIPLINED EQUITY HLS FUND      HARTFORD GLOBAL LEADERS HLS FUND      HARTFORD GROWTH OPPORTUNITIES HLS FUND
    -------------------------------------   -------------------------------------   ---------------------------------------
      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
          ENDED               ENDED               ENDED               ENDED               ENDED                ENDED
    DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004    DECEMBER 31, 2003
    -----------------   -----------------   -----------------   -----------------   ------------------   ------------------
       $   13,344           $   5,432          $    8,163           $   3,491           $   1,680            $    (339)
           45,382             (17,573)            111,649             116,169             106,241               84,859
           19,389             184,376              68,530              98,262              27,679              131,440
       ----------           ---------          ----------           ---------           ---------            ---------
           78,115             172,235             188,342             217,922             135,600              215,960
           (8,044)             (7,093)             (4,835)             (2,799)                 --                   --
           (2,377)             (1,140)               (891)               (323)                 --                   --
               --                  --                  --                  --                  --                   --
               --                  --                  --                  --                  --                   --
       ----------           ---------          ----------           ---------           ---------            ---------
          (10,421)             (8,233)             (5,726)             (3,122)                 --                   --
          255,836             351,751             262,835             690,769             421,995              166,767
               --              29,606                  --              11,029                  --                   --
            8,044               7,093               4,835               2,799                  --                   --
         (229,501)           (300,881)           (138,832)           (708,878)           (391,985)            (154,328)
       ----------           ---------          ----------           ---------           ---------            ---------
           34,379              87,569             128,838              (4,281)             30,010               12,439
          118,213              79,512             127,774              54,489              54,517               46,768
            2,377               1,140                 891                 323                  --                   --
          (23,252)            (10,262)            (19,431)             (8,289)            (15,143)              (1,913)
       ----------           ---------          ----------           ---------           ---------            ---------
           97,338              70,390             109,234              46,523              39,374               44,855
       ----------           ---------          ----------           ---------           ---------            ---------
          131,717             157,959             238,072              42,242              69,384               57,294
       ----------           ---------          ----------           ---------           ---------            ---------
          199,411             321,961             420,688             257,042             204,984              273,254
          841,698             519,737             857,364             600,322             756,586              483,332
       ----------           ---------          ----------           ---------           ---------            ---------
       $1,041,109           $ 841,698          $1,278,052           $ 857,364           $ 961,570            $ 756,586
       ==========           =========          ==========           =========           =========            =========
       $    3,295           $     422          $    3,256           $   1,723           $     (35)           $     (12)
       ==========           =========          ==========           =========           =========            =========
           22,630              39,406              15,751              54,563              16,878                7,982
               --               3,434                  --                 953                  --                   --
              676                 674                 271                 192                  --                   --
          (20,373)            (34,666)             (8,335)            (56,200)            (15,719)              (7,578)
       ----------           ---------          ----------           ---------           ---------            ---------
            2,933               8,848               7,687                (492)              1,159                  404
       ----------           ---------          ----------           ---------           ---------            ---------
           10,515               8,222               7,696               4,176               2,196                2,313
              201                 108                  50                  18                  --                   --
           (2,068)             (1,078)             (1,194)               (664)               (624)                 (94)
       ----------           ---------          ----------           ---------           ---------            ---------
            8,648               7,252               6,552               3,530               1,572                2,219
       ----------           ---------          ----------           ---------           ---------            ---------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          HARTFORD HIGH YIELD
                                                                               HLS FUND
                                                              -------------------------------------------
                                                                FOR THE YEAR              FOR THE YEAR
                                                                    ENDED                     ENDED
                                                              DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................     $    47,255               $   33,359
  Net realized gain (loss) on investments...................          17,662                  (15,627)
  Net unrealized appreciation (depreciation) on
    investments.............................................          (8,944)                  76,811
                                                                 -----------               ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................          55,973                   94,543
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................         (21,904)                 (13,145)
    Class IB................................................         (13,421)                  (5,706)
  From net realized gain on investments
    Class IA................................................              --                       --
    Class IB................................................              --                       --
                                                                 -----------               ----------
    Total distributions.....................................         (35,325)                 (18,851)
CAPITAL SHARE TRANSACTIONS:
    Class IA
      Sold..................................................       1,380,503                1,108,738
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............          21,904                   13,145
      Redeemed..............................................      (1,378,701)                (893,732)
                                                                 -----------               ----------
      Total Cost of Shares..................................          23,706                  228,151
    Class IB
      Sold..................................................         121,952                  238,158
      Issued on reinvestment of distributions...............          13,421                    5,706
      Redeemed..............................................         (92,033)                 (63,949)
                                                                 -----------               ----------
      Total Cost of Shares..................................          43,340                  179,915
                                                                 -----------               ----------
  Net increase (decrease) from capital share transactions...          67,046                  408,066
                                                                 -----------               ----------
  Net increase (decrease) in net assets.....................          87,694                  483,758
NET ASSETS:
  Beginning of period.......................................         740,859                  257,101
                                                                 -----------               ----------
  End of period.............................................     $   828,553               $  740,859
                                                                 ===========               ==========
Accumulated undistributed net investment income (loss)......     $    48,629               $   35,327
                                                                 ===========               ==========
SHARES:
    Class IA
      Sold..................................................         138,832                  116,859
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............           2,310                    1,397
      Redeemed..............................................        (138,438)                 (93,974)
                                                                 -----------               ----------
      Total Shares..........................................           2,704                   24,282
                                                                 -----------               ----------
    Class IB
      Sold..................................................          12,288                   25,562
      Issued on reinvestment of distributions...............           1,427                      610
      Redeemed..............................................          (9,267)                  (6,934)
                                                                 -----------               ----------
      Total Shares..........................................           4,448                   19,238
                                                                 -----------               ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               HARTFORD INDEX               HARTFORD INTERNATIONAL OPPORTUNITIES        HARTFORD INTERNATIONAL STOCK
                  HLS FUND                                HLS FUND                                HLS FUND
    -------------------------------------   -------------------------------------   -------------------------------------
      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
          ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
    DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       $   34,210          $   24,743          $   11,554          $     7,837          $  1,369            $  1,515
           62,083               6,294             131,534               32,105            11,277              (1,879)
          115,680             425,312              47,864              186,648               547              22,802
       ----------          ----------          ----------          -----------          --------            --------
          211,973             456,349             190,952              226,590            13,193              22,438
          (24,079)            (23,630)             (6,901)              (6,583)             (281)             (2,047)
           (2,641)             (2,050)             (1,242)                (477)               --                  --
           (6,629)             (5,282)                 --                   --                --                  --
             (777)               (445)                 --                   --                --                  --
       ----------          ----------          ----------          -----------          --------            --------
          (34,126)            (31,407)             (8,143)              (7,060)             (281)             (2,047)
          476,774             286,041             284,129            1,515,610             2,211              13,444
               --                  --                  --               22,447                --                  --
           30,708              28,912               6,901                6,584               281               2,047
         (627,054)           (327,616)           (211,327)          (1,571,908)          (13,717)            (22,339)
       ----------          ----------          ----------          -----------          --------            --------
         (119,572)            (12,663)             79,703              (27,267)          (11,225)             (6,848)
           82,627             107,088             172,461              101,772
            3,418               2,495               1,242                  477
          (48,281)            (13,564)            (33,585)             (68,050)
       ----------          ----------          ----------          -----------
           37,764              96,019             140,118               34,199
       ----------          ----------          ----------          -----------          --------            --------
          (81,808)             83,356             219,821                6,932           (11,225)             (6,848)
       ----------          ----------          ----------          -----------          --------            --------
           96,039             508,298             402,630              226,462             1,687              13,543
        2,130,390           1,622,092             900,006              673,544            94,895              81,352
       ----------          ----------          ----------          -----------          --------            --------
       $2,226,429          $2,130,390          $1,302,636          $   900,006          $ 96,582            $ 94,895
       ==========          ==========          ==========          ===========          ========            ========
       $    8,842          $    1,722          $      (58)         $     1,085          $  1,248            $    280
       ==========          ==========          ==========          ===========          ========            ========
           15,779              10,924              26,993              192,953               183               1,443
               --                  --                  --                3,008                --                  --
              974               1,001                 605                  724                23                 188
          (20,765)            (12,780)            (20,108)            (199,659)           (1,124)             (2,344)
       ----------          ----------          ----------          -----------          --------            --------
           (4,012)               (855)              7,490               (2,974)             (918)               (713)
       ----------          ----------          ----------          -----------          --------            --------
            2,756               4,144              16,398               12,289
              109                  87                 109                   41
           (1,609)               (529)             (3,110)              (8,256)
       ----------          ----------          ----------          -----------
            1,256               3,702              13,397                4,074
       ----------          ----------          ----------          -----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       HARTFORD LARGECAP GROWTH
                                                                               HLS FUND
                                                              -------------------------------------------
                                                                FOR THE YEAR              FOR THE YEAR
                                                                    ENDED                     ENDED
                                                              DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................     $       413               $       26
  Net realized gain (loss) on investments...................           1,653                     (792)
  Net unrealized appreciation (depreciation) on
    investments.............................................           4,354                   12,163
                                                                 -----------               ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................           6,420                   11,397
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................             (27)                      --
    Class IB................................................              --                       --
  From net realized gain on investments
    Class IA................................................              --                       --
    Class IB................................................              --                       --
                                                                 -----------               ----------
    Total distributions.....................................             (27)                      --
CAPITAL SHARE TRANSACTIONS:
    Class IA
      Sold..................................................           4,337                    4,766
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............              27                       --
      Redeemed..............................................          (9,661)                  (9,437)
                                                                 -----------               ----------
      Total Cost of Shares..................................          (5,297)                  (4,671)
    Class IB
      Sold..................................................
      Issued on reinvestment of distributions...............
      Redeemed..............................................
      Total Cost of Shares..................................
                                                                 -----------               ----------
  Net increase (decrease) from capital share transactions...          (5,297)                  (4,671)
                                                                 -----------               ----------
  Net increase (decrease) in net assets.....................           1,096                    6,726
NET ASSETS:
  Beginning of period.......................................          58,670                   51,944
                                                                 -----------               ----------
  End of period.............................................     $    59,766               $   58,670
                                                                 ===========               ==========
Accumulated undistributed net investment income (loss)......     $       396               $       28
                                                                 ===========               ==========
SHARES:
    Class IA
      Sold..................................................             487                      621
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............               3                       --
      Redeemed..............................................          (1,080)                  (1,254)
                                                                 -----------               ----------
      Total Shares..........................................            (590)                    (633)
                                                                 -----------               ----------
    Class IB
      Sold..................................................
      Issued on reinvestment of distributions...............
      Redeemed..............................................
      Total Shares..........................................

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            HARTFORD MIDCAP STOCK                   HARTFORD MONEY MARKET                     HARTFORD SMALLCAP
                  HLS FUND                                HLS FUND                               GROWTH FUND
    -------------------------------------   -------------------------------------   -------------------------------------
      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
          ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
    DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       $        7          $       76          $   15,755          $    15,989          $  1,133            $   (114)
           12,250               1,485                  --                   --            49,987              14,173
           (5,383)             11,472                  --                   --            35,190             100,265
       ----------          ----------          ----------          -----------          --------            --------
            6,874              13,033              15,755               15,989            86,310             114,324
              (75)                (74)            (13,838)             (14,648)               --                  --
               --                  --              (1,917)              (1,341)               --                  --
               --                  --                  --                   --                --                  --
               --                  --                  --                   --                --                  --
       ----------          ----------          ----------          -----------          --------            --------
              (75)                (74)            (15,755)             (15,989)               --                  --
            5,054               8,128           4,564,702            5,510,526           583,029             480,810
               --                  --                  --                   --                --                  --
               75                  74              13,838               14,649                --                  --
           (8,483)             (8,127)         (4,893,454)          (6,235,192)         (489,362)           (418,455)
       ----------          ----------          ----------          -----------          --------            --------
           (3,354)                 75            (314,914)            (710,017)           93,667              62,355
                                                  323,333              289,678           128,230              58,377
                                                    1,917                1,341                --                  --
                                                 (313,372)            (312,003)          (23,873)             (5,296)
                                               ----------          -----------          --------            --------
                                                   11,878              (20,984)          104,357              53,081
       ----------          ----------          ----------          -----------          --------            --------
           (3,354)                 75            (303,036)            (731,001)          198,024             115,436
       ----------          ----------          ----------          -----------          --------            --------
            3,445              13,034            (303,036)            (731,001)          284,334             229,760
           56,285              43,251           1,850,369            2,581,370           420,972             191,212
       ----------          ----------          ----------          -----------          --------            --------
       $   59,730          $   56,285          $1,547,333          $ 1,850,369          $705,306            $420,972
       ==========          ==========          ==========          ===========          ========            ========
       $        7          $       76          $       --          $        --          $     24            $     (1)
       ==========          ==========          ==========          ===========          ========            ========
              439                 840           4,564,702            5,510,526            31,525              32,585
               --                  --                  --                   --                --                  --
                7                   8              13,838               14,649                --                  --
             (738)               (876)         (4,893,454)          (6,235,192)          (26,398)            (28,587)
       ----------          ----------          ----------          -----------          --------            --------
             (292)                (28)           (314,914)            (710,017)            5,127               3,998
       ----------          ----------          ----------          -----------          --------            --------
                                                  323,333              289,678             7,046               3,970
                                                    1,917                1,341                --                  --
                                                 (313,372)            (312,003)           (1,322)               (331)
                                               ----------          -----------          --------            --------
                                                   11,878              (20,984)            5,724               3,639
                                               ----------          -----------          --------            --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        HARTFORD SMALLCAP VALUE
                                                                               HLS FUND
                                                              -------------------------------------------
                                                                FOR THE YEAR              FOR THE YEAR
                                                                    ENDED                     ENDED
                                                              DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................     $       864               $      881
  Net realized gain (loss) on investments...................          14,676                    2,137
  Net unrealized appreciation (depreciation) on
    investments.............................................          (1,393)                  26,645
                                                                 -----------               ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................          14,147                   29,663
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (702)                    (437)
    Class IB................................................              --                       --
  From net realized gain on investments
    Class IA................................................          (1,027)                  (1,047)
    Class IB................................................              --                       --
                                                                 -----------               ----------
    Total distributions.....................................          (1,729)                  (1,484)
CAPITAL SHARE TRANSACTIONS:
    Class IA
      Sold..................................................          13,064                    9,751
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............           1,728                    1,484
      Redeemed..............................................         (18,501)                 (18,855)
                                                                 -----------               ----------
      Total Cost of Shares..................................          (3,709)                  (7,620)
    Class IB
      Sold..................................................              69                        1
      Issued on reinvestment of distributions...............              --                       --
      Redeemed..............................................             (40)                      --
                                                                 -----------               ----------
      Total Cost of Shares..................................              29                        1
                                                                 -----------               ----------
  Net increase (decrease) from capital share transactions...          (3,680)                  (7,619)
                                                                 -----------               ----------
  Net increase (decrease) in net assets.....................           8,738                   20,560
NET ASSETS:
  Beginning of period.......................................         105,590                   85,030
                                                                 -----------               ----------
  End of period.............................................     $   114,328               $  105,590
                                                                 ===========               ==========
Accumulated undistributed net investment income (loss)......     $       637               $      702
                                                                 ===========               ==========
SHARES:
    Class IA
      Sold..................................................             845                      799
      Issued in merger......................................              --                       --
      Issued on reinvestment of distributions...............             113                      122
      Redeemed..............................................          (1,207)                  (1,608)
                                                                 -----------               ----------
      Total Shares..........................................            (249)                    (687)
                                                                 -----------               ----------
    Class IB
      Sold..................................................               5                       --
      Issued on reinvestment of distributions...............              --                       --
      Redeemed..............................................              (3)                      --
                                                                 -----------               ----------
      Total Shares..........................................               2                       --
                                                                 -----------               ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               HARTFORD STOCK                HARTFORD U.S. GOVERNMENT SECURITIES        HARTFORD VALUE OPPORTUNITIES
                  HLS FUND                                HLS FUND                                HLS FUND
    -------------------------------------   -------------------------------------   -------------------------------------
      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
          ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
    DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       $   101,547         $    66,286         $   22,825          $    21,796          $  2,619            $    733
           194,551            (507,433)            (1,447)               3,901            27,376               3,029
           (45,078)          1,817,955             (6,344)             (10,969)           17,945              42,752
       -----------         -----------         ----------          -----------          --------            --------
           251,020           1,376,808             15,034               14,728            47,940              46,514
           (60,715)            (64,140)           (17,810)              (9,841)             (634)               (550)
            (6,588)             (4,863)            (9,028)              (3,220)             (100)                (68)
                --                  --                 --                   --                --                  --
                --                  --                 --                   --                --                  --
       -----------         -----------         ----------          -----------          --------            --------
           (67,303)            (69,003)           (26,838)             (13,061)             (734)               (618)
           853,221             986,300            747,117              623,417           159,887              44,620
                --              14,137                 --                   --                --                  --
            60,715              64,146             17,810                9,841               634                 550
        (1,433,790)         (1,354,602)          (747,802)            (711,960)          (94,563)            (16,967)
       -----------         -----------         ----------          -----------          --------            --------
          (519,854)           (290,019)            17,125              (78,702)           65,958              28,203
           210,310             203,385            117,121              188,213            50,224              25,825
             6,588               4,863              9,028                3,219               100                  68
           (82,179)            (39,423)           (66,206)             (52,624)          (11,574)             (2,494)
       -----------         -----------         ----------          -----------          --------            --------
           134,719             168,825             59,943              138,808            38,750              23,399
       -----------         -----------         ----------          -----------          --------            --------
          (385,135)           (121,194)            77,068               60,106           104,708              51,602
       -----------         -----------         ----------          -----------          --------            --------
          (201,418)          1,186,611             65,264               61,773           151,914              97,498
         6,577,654           5,391,043            753,266              691,493           189,451              91,953
       -----------         -----------         ----------          -----------          --------            --------
       $ 6,376,236         $ 6,577,654         $  818,530          $   753,266          $341,365            $189,451
       ===========         ===========         ==========          ===========          ========            ========
       $    35,592         $     2,302         $   24,593          $    26,837          $  2,566            $    726
       ===========         ===========         ==========          ===========          ========            ========
            19,205              25,647             65,709               54,708             9,779               3,432
                --                 406                 --                   --                --                  --
             1,335               1,462              1,627                  854                40                  44
           (32,363)            (35,607)           (65,736)             (62,570)           (5,763)             (1,417)
       -----------         -----------         ----------          -----------          --------            --------
           (11,823)             (8,092)             1,600               (7,008)            4,056               2,059
       -----------         -----------         ----------          -----------          --------            --------
             4,764               5,265             10,379               16,467             3,112               2,033
               145                 111                827                  280                 6                   5
            (1,866)             (1,043)            (5,867)              (4,652)             (724)               (195)
       -----------         -----------         ----------          -----------          --------            --------
             3,043               4,333              5,339               12,095             2,394               1,843
       -----------         -----------         ----------          -----------          --------            --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts contracts of Fortis Benefits Insurance Company and First Fortis Life Insurance Company (collectively, The Company), as well as certain qualified retirement plans. The funds are stated below.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, ten are included in these financial statements; they are Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund) and Hartford Series HLS Fund II, Inc. (comprised of ten funds; they are Hartford Blue Chip Stock HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Effective November 3, 2003, the name of Hartford Growth and Income HLS Fund was changed to Hartford Disciplined Equity HLS Fund.

    Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund, offer both Class IA and IB shares. The remainder of the Funds offer Class IA shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and loses are allocated to each class of a Fund based on the ratio of the prior day's net assets.

    Indemnifications: Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of 60 days or less are valued at amortized cost.

        The Funds generally use market prices in valuing portfolio securities, but may use fair value estimates, under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a Fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Funds are supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

--------------------------------------------------------------------------------

        Other income on the Statement of Operations reflects proceeds from securities litigation settlements and consent fees.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,735,428) dated 12/31/04 with ABN Amro, Deutsche Bank, J.P. Morgan and UBS Securities due 01/03/05. These joint repurchase agreements are collateralized as follows:

                                                               COLLATERAL
         BROKER                          RATE    PRINCIPAL       VALUE          SECURITY TYPE        COUPON RATE       MATURITY
         ------                          ----    ----------    ----------    -------------------    --------------    -----------
         ABN AMRO....................    2.20%     $200,000      $204,001    U.S. Treasury Notes    2.375% - 6.00%    2006 - 2009
                                                                             Federal Home Loan
                                                                             Discount Notes                  0.00%           2005
         Deutsche Bank...............    2.17%      200,000       200,400    Government National
                                                                             Mortgage
                                                                             Association             5.00% - 5.50%           2034
         J.P. Morgan.................    2.28%      345,000       351,905    Federal National
                                                                             Mortgage
                                                                             Association             4.00% - 8.50%    2008 - 2034
         UBS Securities..............    2.28%      905,000       923,104    Federal Home Loan
                                                                             Mortgage Corp.          4.00% - 9.25%    2005 - 2035
                                                                             Federal National
                                                                             Mortgage
                                                                             Association             3.50% - 13.0%    2005 - 2034
         UBS Securities..............    1.60%       85,428        87,468    Treasury Inflation
                                                                             Protected
                                                                             Securities                      2.00%           2014
                                                 ----------    ----------
                                                 $1,735,428    $1,766,878
                                                 ==========    ==========

        The maturity amounts are as follows:

                                                                       MATURITY
         FUND                                                           AMOUNT
         ----                                                          --------
         Hartford Advisers HLS Fund..................................  $192,456
         Hartford Capital Appreciation HLS Fund......................   199,748
         Hartford Disciplined Equity HLS Fund........................    57,180
         Hartford Global Leaders HLS Fund............................    51,491
         Hartford Growth Opportunities HLS Fund......................    48,937
         Hartford International Opportunities HLS Fund...............    26,477
         Hartford SmallCap Growth HLS Fund...........................    17,214
         Hartford Stock HLS Fund.....................................   120,030
         Hartford Value Opportunities HLS Fund.......................     4,267

        Certain Funds, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc., (The

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

       Hartford), have an interest in joint repurchase agreements (totaling $666,487) dated 12/31/04 with BNP Paribas, RBS Greenwich Capital Markets, and UBS Warburg AG due 01/03/05. These joint repurchase agreements are collateralized as follows:

                                                              COLLATERAL
         BROKER                          RATE    PRINCIPAL      VALUE          SECURITY TYPE         COUPON RATE       MATURITY
         ------                          ----    ---------    ----------    -------------------    ---------------    -----------
         BNP Paribas.................    1.60%   $250,000      $250,033     U.S. Treasury Bonds    5.25% - 10.625%    2017 - 2028
         RBS Greenwich Capital
           Markets...................    1.58%    200,000       200,028     U.S. Treasury Notes     1.128% - 3.25%    2005 - 2009
         UBS Warburg AG..............    1.58%    216,487       216,516     U.S. Treasury Bonds      6.38% - 6.75%    2026 - 2027
                                                 --------     ---------
                                                 $666,487      $666,577
                                                 ========     =========

        The maturity amounts are as follows:

                                                                       MATURITY
         FUND                                                           AMOUNT
         ----                                                          --------
         Hartford Bond HLS Fund......................................  $300,180
         Hartford High Yield HLS Fund................................    41,949
         Hartford U.S. Government Securities HLS Fund................   142,685

        Hartford Disciplined Equity HLS Fund, Hartford MidCap HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund hold collateral for securities out on loan in repurchase agreements.

        Hartford Disciplined Equity HLS Fund has an interest in a $957 repurchase agreement dated 12/31/2004 with Lehman Brothers, Inc., 2.150% due 01/03/2005. This repurchase agreement is collateralized by $981 Federal Home Loan Mortgage Corp. 3.125% due 09/15/2006.

        Hartford SmallCap Growth HLS Fund has an interest in a $56,325 repurchase agreement dated 12/31/2004 with Lehman Brothers, Inc., 2.150% due 01/03/2005. This repurchase agreement is collateralized by $57,453 Federal Home Loan Mortgage Corp. 3.125% due 09/15/2006.

        Hartford Stock HLS Fund has an interest in a $39,335 repurchase agreement dated 12/31/2004 with Greenwich Capital 2.25% due 01/03/2005. This repurchase agreement is collateralized by $40,123 U.S. Treasury
        Note 2.50% due 09/30/2006.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss. The Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund and Hartford SmallCap Growth HLS Fund had outstanding futures contracts as of December 31, 2004.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of

--------------------------------------------------------------------------------

       the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. The Funds had no written option activity for the year ended December 31, 2004.

    g) Forward Foreign Currency Contracts -- For the year ended December 31, 2004, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund and Hartford Value Opportunities entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contract is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds, except for the Hartford Money Market HLS Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds except the Hartford Money Market HLS Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, do to the unavailability of reliable market quotations

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

       for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the year ended December 31, 2004, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

     The following represents restricted securities of the Funds as of December 31, 2004:

                                                                          ACQUISITION                MARKET
                                                                             COST                     VALUE
                                                                         PERCENTAGE OF            PERCENTAGE OF
                                             ACQUISITION   ACQUISITION    FUND'S NET     MARKET    FUND'S NET
         FUND                 SECURITY         DATE(S)        COST         ASSETS %      VALUE      ASSETS %
         ----              ---------------   -----------   -----------   -------------   ------   -------------
                                                           ILLIQUID SECURITIES
                                                           -------------------
         Hartford Bond
           HLS Fund.....   Centura Capital
                           Trust I             5/22/03        $314            --%         $288         --%
         Hartford Bond
           HLS Fund.....   First American
                           Capital Trust I     2/13/04          86            --            85         --
         Hartford Bond
           HLS Fund.....   Iridium World
                           Communications,
                           Inc.                7/11/97          97            --            @@         --
         Hartford Bond
           HLS Fund.....   Ntelos, Inc.        7/21/00           1            --            @@         --
         Hartford Bond
           HLS Fund.....   URC Holdings
                           Corp.               10/8/03          54            --            53         --
         Hartford High
           Yield HLS
           Fund.........   Hosiery Corp.       10/7/94           4            --            @@         --
         Hartford High
           Yield HLS
           Fund.........   Minorplanet
                           Systems
                           USA, Inc.           2/13/98           3            --            @@         --
         Hartford High
           Yield HLS
           Fund.........   Solutia, Inc.      11/11/02          @@            --            @@         --
                                                       OTHER RESTRICTED SECURITIES
                                                       ---------------------------
         Hartford Global
           Leaders HLS
           Fund.........   OAO Gazprom ADR     9/17/04       5,024           0.4         4,945        0.4

    @@ Due to the presentation of the financial statements in thousands, the numbers may round to zero.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. As of December 31, 2004 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

         FUND                                                           AMOUNT
         ----                                                          --------
         Hartford Bond HLS Fund......................................  $ 86,702
         Hartford High Yield HLS Fund................................       102
         Hartford U.S. Government Securities HLS Fund................   133,690

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered:

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     .200%

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     .250%

                           HARTFORD BOND HLS FUND AND
                            HARTFORD STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     .325%
On next $250 million...............................................     .300%
On next $500 million...............................................     .275%
Over $1 billion....................................................     .250%

                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     .500%
Over $50 million...................................................     .450%

--------------------------------------------------------------------------------

                          HARTFORD ADVISERS HLS FUND,
                    HARTFORD CAPITAL APPRECIATION HLS FUND,
                     HARTFORD DISCIPLINED EQUITY HLS FUND,
                       HARTFORD GLOBAL LEADERS HLS FUND,
                        HARTFORD HIGH YIELD HLS FUND AND
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     .575%
On next $250 million...............................................     .525%
On next $500 million...............................................     .475%
Over $1 billion....................................................     .425%

                    HARTFORD GROWTH OPPORTUNITIES HLS FUND,
                       HARTFORD SMALLCAP GROWTH HLS FUND,
                   AND HARTFORD VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     .700%
Over $100 million..................................................     .600%

                        HARTFORD BLUECHIP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     .900%
Over $100 million..................................................     .850%

                     HARTFORD INTERNATIONAL STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     .850%
Over $100 million..................................................     .800%

                    HARTFORD CAPITAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $200 million..............................................     .900%
On next $300 million...............................................     .850%
Over $500 million..................................................     .800%

                       HARTFORD LARGECAP GROWTH HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     .900%
On next $100 million...............................................     .850%
Over $200 million..................................................     .800%

                         HARTFORD MIDCAP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     .900%
On next $150 million...............................................     .850%
Over $250 million..................................................     .800%

                        HARTFORD SMALLCAP VALUE HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     .900%
Over $50 million...................................................     .850%

        A portion of the compensation above is used to compensate the Funds respective sub-adviser. Pursuant to sub-advisory agreements between HL Advisers and the sub-advisers, the sub-adviser provides the day-to-day investment management services for the Funds. The sub-advisers determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their respective activity, the sub-advisers regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

        The Funds and their respective sub-adviser are listed below:

         FUND                                                                    SUB-ADVISER
         ----                                                          -------------------------------
         Hartford Advisers HLS Fund..................................            Wellington
         Hartford Blue Chip Stock HLS Fund...........................  T. Rowe Price Associates, Inc.
         Hartford Bond HLS Fund......................................  Hartford Investment Management
         Hartford Capital Appreciation HLS Fund......................            Wellington
                                                                         Holland Capital Management,
         Hartford Capital Opportunities HLS Fund.....................               L.P.
         Hartford Disciplined Equity.................................            Wellington
         Hartford Global Leaders HLS Fund............................            Wellington
         Hartford Growth Opportunities HLS Fund......................            Wellington
         Hartford High Yield HLS Fund................................  Hartford Investment Management
         Hartford Index HLS Fund.....................................  Hartford Investment Management
         Hartford International Opportunities HLS Fund...............            Wellington
         Hartford International Stock HLS Fund.......................  Lazard-Freres Asset Management
                                                                         Holland Capital Management,
         Hartford LargeCap Growth HLS Fund...........................               L.P.
         Hartford MidCap Stock HLS Fund..............................  Northern Capital Management LLC

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

         FUND                                                                    SUB-ADVISER
         ----                                                          -------------------------------
         Hartford Money Market HLS Fund..............................  Hartford Investment Management
         Hartford SmallCap Growth HLS Fund...........................            Wellington
         Hartford SmallCap Value HLS Fund............................   Janus Capital Management LLC
         Hartford Stock HLS Fund.....................................            Wellington
         Hartford U.S. Government Securities HLS Fund................  Hartford Investment Management
         Hartford Value Opportunities HLS Fund.......................            Wellington

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and the following Funds, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors'
        fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and the following Funds, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each Fund based on specific identification.

    e) Expense Offset -- The Funds have entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $7,048 and $73, respectively, for all Funds. The total expense reduction represented an effective annual rate of 0.01% of the Funds' average net assets. These amounts are included on the fees paid indirectly line of the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                         RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS AFTER
                                                                         WAIVERS AND OFFSETS
                                                                       ------------------------
         FUND                                                          CLASS IA       CLASS IB
         ----                                                          ---------      ---------
         Hartford Advisers HLS Fund..................................     0.66%          0.91%
         Hartford Blue Chip Stock HLS Fund...........................     0.90%
         Hartford Bond HLS Fund......................................     0.50%          0.75%
         Hartford Capital Appreciation HLS Fund......................     0.67%          0.92%
         Hartford Capital Opportunities HLS Fund.....................     1.05%
         Hartford Disciplined Equity HLS Fund........................     0.74%          0.99%
         Hartford Global Leaders HLS Fund............................     0.68%          0.93%
         Hartford Growth Opportunities HLS Fund......................     0.57%          0.82%
         Hartford High Yield HLS Fund................................     0.77%          1.02%
         Hartford Index HLS Fund.....................................     0.44%          0.69%
         Hartford International Opportunities HLS Fund...............     0.74%          0.99%
         Hartford International Stock HLS Fund.......................     0.96%
         Hartford LargeCap Growth HLS Fund...........................     0.96%
         Hartford MidCap Stock HLS Fund..............................     0.94%
         Hartford Money Market HLS Fund..............................     0.48%          0.73%
         Hartford SmallCap Growth HLS Fund...........................     0.63%          0.88%
         Hartford SmallCap Value HLS Fund............................     0.92%          1.17%
         Hartford Stock HLS Fund.....................................     0.48%          0.73%
         Hartford U.S Government Securities HLS Fund.................     0.47%          0.72%
         Hartford Value Opportunities HLS Fund.......................     0.66%          0.91%

    f) Distribution Plan for Class IB shares -- The following Funds, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Operations HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund

--------------------------------------------------------------------------------

       compensates the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distributions Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activity primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the period ended December 31, 2004, aggregate purchases and sales of investment securities (excludes short-term investments and U.S. government obligations) were as follows:

                                                              COST OF
                                                             PURCHASES      SALES PROCEEDS        COST OF             SALES
                                                             EXCLUDING         EXCLUDING       PURCHASES FOR       PROCEEDS FOR
                                                          U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT    U.S. GOVERNMENT
         FUND                                               OBLIGATIONS       OBLIGATIONS       OBLIGATIONS        OBLIGATIONS
         ----                                             ---------------   ---------------   ----------------   ----------------
         Hartford Advisers HLS Fund.....................    $ 3,254,624       $ 3,983,025        $1,027,694         $1,051,446
         Hartford Blue Chip Stock HLS Fund..............         44,317            66,871                --                 --
         Hartford Bond HLS Fund.........................      3,569,743         2,898,804         2,731,490          3,161,286
         Hartford Capital Appreciation HLS Fund.........     10,987,111        10,096,050                --                 --
         Hartford Capital Opportunities HLS Fund........         18,748            22,275                --                 --
         Hartford Disciplined Equity HLS Fund...........        650,531           538,963                --                 --
         Hartford Global Leaders HLS Fund...............      2,791,968         2,570,703                --                 --
         Hartford Growth Opportunities HLS Fund.........      1,166,495         1,118,125                --                 --
         Hartford High Yield HLS Fund...................        759,542           656,667                --                 --
         Hartford Index HLS Fund........................        110,737           199,718                --                 --
         Hartford International Opportunities HLS
           Fund.........................................      1,646,620         1,431,680                --                 --
         Hartford International Stock HLS Fund..........         52,115            62,112                --                 --
         Hartford LargeCap Growth HLS Fund..............         17,607            22,693                --                 --
         Hartford MidCap Stock HLS Fund.................         99,743           101,256                --                 --
         Hartford SmallCap Growth HLS Fund..............        648,218           453,884                --                 --
         Hartford SmallCap Value HLS Fund...............         46,423            58,829                --                 --
         Hartford Stock HLS Fund........................      1,922,582         2,366,203                --                 --
         Hartford U.S. Government Securities HLS Fund...        956,152           973,298         1,320,488          1,256,628
         Hartford Value Opportunities HLS Fund..........        301,376           196,118                --                 --

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency, expiration of capital loss carryforwards, distribution upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                         ACCUMULATED
                                                                        ACCUMULATED      NET REALIZED
                                                                       NET INVESTMENT   GAIN (LOSS) ON   PAID IN
         FUND                                                          INCOME (LOSS)     INVESTMENTS     CAPITAL
         ----                                                          --------------   --------------   -------
         Hartford Advisers HLS Fund..................................     $  1,682         $(4,503)      $ 2,821
         Hartford Blue Chip Stock HLS Fund...........................         (113)            113            --
         Hartford Bond HLS Fund......................................        7,823          (9,199)        1,376
         Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057            (4)
         Hartford Disciplined Equity HLS Fund........................          (50)         (9,395)        9,445
         Hartford Global Leaders HLS Fund............................         (904)            904            --
         Hartford Growth Opportunities HLS Fund......................       (1,703)          2,961        (1,258)
         Hartford High Yield HLS Fund................................        1,372          (3,161)        1,789
         Hartford Index HLS Fund.....................................         (370)            370            --

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                         ACCUMULATED
                                                                        ACCUMULATED      NET REALIZED
                                                                       NET INVESTMENT   GAIN (LOSS) ON   PAID IN
         FUND                                                          INCOME (LOSS)     INVESTMENTS     CAPITAL
         ----                                                          --------------   --------------   -------
         Hartford International Opportunities HLS Fund...............     $ (4,554)        $ 4,509       $    45
         Hartford International Stock HLS Fund.......................         (120)            120            --
         Hartford LargeCap Growth HLS Fund...........................          (18)             18            --
         Hartford MidCap Stock HLS Fund..............................           (1)              1            --
         Hartford SmallCap Growth HLS Fund...........................       (1,108)          1,108            --
         Hartford SmallCap Value HLS Fund............................         (227)            228            (1)
         Hartford Stock HLS Fund.....................................         (954)            954            --
         Hartford U.S. Government Securities HLS Fund................        1,769          (1,614)         (155)
         Hartford Value Opportunities HLS Fund.......................          (45)             45            --

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                   YEAR OF
         FUND                                                           AMOUNT    EXPIRATION
         ----                                                          --------   ----------
         Hartford Advisers HLS Fund..................................  $ 71,341      2010
         Hartford Advisers HLS Fund..................................   433,487      2011
         Hartford Blue Chip Stock HLS Fund...........................     6,068      2009
         Hartford Blue Chip Stock HLS Fund...........................     8,951      2010
         Hartford Blue Chip Stock HLS Fund...........................     7,804      2011
         Hartford Bond HLS Fund......................................       650      2009
         Hartford Capital Opportunities HLS Fund.....................     2,983      2009
         Hartford Capital Opportunities HLS Fund.....................     7,123      2010
         Hartford Capital Opportunities HLS Fund.....................        78      2011
         Hartford Disciplined Equity HLS Fund........................     7,330      2008
         Hartford Disciplined Equity HLS Fund........................     8,430      2009
         Hartford Disciplined Equity HLS Fund........................   104,792      2010
         Hartford Disciplined Equity HLS Fund........................    21,177      2011
         Hartford Equity Income HLS Fund.............................        19      2012
         Hartford Global Leaders HLS Fund............................     1,044      2009
         Hartford Global Leaders HLS Fund............................    67,986      2010
         Hartford Growth Opportunities HLS Fund......................    30,862      2010
         Hartford High Yield HLS Fund................................     4,551      2007
         Hartford High Yield HLS Fund................................     5,611      2008
         Hartford High Yield HLS Fund................................     2,700      2009
         Hartford High Yield HLS Fund................................     8,996      2010
         Hartford High Yield HLS Fund................................    21,813      2011
         Hartford International Opportunities HLS Fund...............     3,889      2008
         Hartford International Opportunities HLS Fund...............    81,748      2009
         Hartford International Opportunities HLS Fund...............   134,281      2010
         Hartford International Stock HLS Fund.......................     7,863      2009
         Hartford International Stock HLS Fund.......................    14,168      2010
         Hartford International Stock HLS Fund.......................     3,549      2011
         Hartford LargeCap Growth HLS Fund...........................    21,078      2009
         Hartford LargeCap Growth HLS Fund...........................    17,450      2010
         Hartford LargeCap Growth HLS Fund...........................     1,527      2011
         Hartford SmallCap Growth HLS Fund...........................    12,555      2009
         Hartford SmallCap Growth HLS Fund...........................    13,310      2010
         Hartford Stock HLS Fund.....................................    81,433      2009
         Hartford Stock HLS Fund.....................................   226,152      2010
         Hartford Stock HLS Fund.....................................   503,997      2011
         Hartford U.S. Government Securities HLS Fund................     2,513      2007
         Hartford U.S. Government Securities HLS Fund................     1,398      2008
         Hartford U.S. Government Securities HLS Fund................     3,025      2011

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund carryforwards may apply.

--------------------------------------------------------------------------------

    For the fiscal year ended December 31, 2004 the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                       CAPITAL LOSS   CURRENCY LOSS
         FUND                                                            DEFERRED       DEFERRED
         ----                                                          ------------   -------------
         Hartford Capital Opportunities HLS Fund.....................    $    23           $--
         Hartford Growth Opportunities HLS Fund......................         --            35
         Hartford LargeCap Growth HLS Fund...........................        262            --
         Hartford Stock HLS Fund.....................................     16,802            --
         Hartford U.S. Government Securities HLS Fund................        724            --

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2004 was as follows:

                                                                       ORDINARY    LONG-TERM     RETURN OF
         FUND                                                           INCOME    CAPITAL GAIN    CAPITAL
         ----                                                          --------   ------------   ----------
         Hartford Advisers HLS Fund..................................  $228,776      $   --        $  --
         Hartford Blue Chip Stock HLS Fund...........................       344          --           --
         Hartford Bond HLS Fund......................................   228,190       5,198           --
         Hartford Capital Appreciation HLS Fund......................    38,215          --           --
         Hartford Capital Opportunities HLS Fund.....................        61          --           --
         Hartford Disciplined Equity HLS Fund........................    10,421          --           --
         Hartford Global Leaders HLS Fund............................     5,726          --           --
         Hartford High Yield HLS Fund................................    35,325          --           --
         Hartford Index HLS Fund.....................................    28,096       6,030           --
         Hartford International Opportunities HLS Fund...............     8,143          --           --
         Hartford International Stock HLS Fund.......................       281          --           --
         Hartford LargeCap Growth HLS Fund...........................        27          --           --
         Hartford MidCap Stock HLS Fund..............................        75          --           --
         Hartford Money Market HLS Fund..............................    15,755          --           --
         Hartford Stock HLS Fund.....................................    67,303          --           --
         Hartford U.S. Government Securities HLS Fund................    26,838          --           --
         Hartford Value Opportunities HLS Fund.......................       734          --           --

    The tax character of distributions paid during 2003 was as follows:

                                                                       ORDINARY    LONG-TERM     RETURN OF
         FUND                                                           INCOME    CAPITAL GAIN    CAPITAL
         ----                                                          --------   ------------   ----------
         Hartford Advisers HLS Fund..................................  $256,741      $   --        $  --
         Hartford Blue Chip Stock HLS Fund...........................        58          --           --
         Hartford Bond HLS Fund......................................   128,941       6,157           --
         Hartford Capital Appreciation HLS Fund......................    49,667          --           --
         Hartford Capital Opportunities HLS Fund.....................        58          --           --
         Hartford Disciplined Equity HLS Fund........................     8,233          --           --
         Hartford Global Leaders HLS Fund............................     3,122          --           --
         Hartford High Yield HLS Fund................................    18,851          --           --
         Hartford Index HLS Fund.....................................    25,680       5,727           --
         Hartford International Opportunities HLS Fund...............     7,059          --           --
         Hartford International Stock HLS Fund.......................     2,047          --           --
         Hartford MidCap Stock HLS Fund..............................        74          --           --
         Hartford Money Market HLS Fund..............................    15,989          --           --
         Hartford Multisector Bond HLS Fund..........................     1,598          --           --
         Hartford SmallCap Value HLS Fund............................       437       1,047           --
         Hartford Stock HLS Fund.....................................    69,003          --           --
         Hartford U.S. Government Securities HLS Fund................    13,061          --           --
         Hartford Value Opportunities HLS Fund.......................       618          --           --

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                       UNDISTRIBUTED
                                                                       UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                                                         ORDINARY        LONG-TERM      APPRECIATION
         FUND                                                             INCOME       CAPITAL GAIN    (DEPRECIATION)
         ----                                                          -------------   -------------   --------------
         Hartford Advisers HLS Fund..................................    $119,439        $     --        $  905,669
         Hartford Blue Chip Stock HLS Fund...........................         859              --            24,463
         Hartford Bond HLS Fund......................................     123,726           4,486            58,187
         Hartford Capital Appreciation HLS Fund......................      34,591         325,739         2,478,335
         Hartford Capital Opportunities HLS Fund.....................          --              --             1,354
         Hartford Disciplined Equity HLS Fund........................       3,294              --           117,523
         Hartford Global Leaders HLS Fund............................       3,256              --           183,531
         Hartford Growth Opportunities HLS Fund......................          --              --           154,666
         Hartford High Yield HLS Fund................................      48,629              --            29,937
         Hartford Index HLS Fund.....................................       9,727          63,847           269,436
         Hartford International Opportunities HLS Fund...............          48              --           188,954
         Hartford International Stock HLS Fund.......................       1,248              --            17,692
         Hartford LargeCap Growth HLS Fund...........................         395              --             5,155
         Hartford MidCap Stock HLS Fund..............................         589           5,526             5,089
         Hartford Money Market HLS Fund..............................          --              --                --
         Hartford SmallCap Growth HLS Fund...........................          24              --            86,307
         Hartford SmallCap Value HLS Fund............................       4,118          11,350            17,978
         Hartford Stock HLS Fund.....................................      35,593              --           496,228
         Hartford U.S. Government Securities HLS Fund................      24,594              --            (2,564)
         Hartford Value Opportunities HLS Fund.......................       8,069           6,155            48,687

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2004, the Funds did not have any borrowings under this facility.

9.  FUND MERGERS

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on January 15, 2003, shareholders of Hartford American Leaders HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford International Stock II HLS Fund and Hartford Investors Growth HLS Fund (each a "Target Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

     Hartford American Leaders HLS Fund merged into Hartford Stock HLS Fund Hartford Blue Chip Stock II HLS Fund merged into Hartford Disciplined Equity HLS Fund
     Hartford Global Equity HLS Fund merged into Hartford Global Leaders HLS
     Fund
     Hartford International Stock II HLS Fund merged into Hartford International Opportunities HLS Fund
     Hartford Investors Growth HLS Fund merged into Hartford Disciplined Equity HLS Fund

    Under the terms of the Plan, and pursuant to the approval by shareholders of each Target Fund, the assets of each Target Fund were acquired by the corresponding Acquiring Fund on January 24, 2003. Each Acquiring Fund acquired the respective Target Fund's assets in exchange for the Acquiring Fund's shares, which were distributed pro rata by each Target Fund to the holders of its shares on January 24, 2003, in complete liquidation of the Target Fund.

    The mergers were accomplished by tax free exchanges as detailed below:

         HARTFORD GLOBAL LEADERS HLS FUND                               CLASS IA     CLASS IB
         --------------------------------                              ----------   ----------
         Net assets of Hartford Global Equity HLS Fund on January 24,
           2003......................................................  $   11,029   $       --
         Hartford Global Equity HLS Fund shares exchanged............       1,498           --
         Hartford Global Leaders HLS Fund shares issued..............         953           --
         Net assets of Hartford Global Leaders HLS Fund immediately
           before the merger.........................................  $  574,006   $   57,372
         Net assets of Hartford Global Leaders HLS Fund immediately
           after the merger..........................................  $  585,038   $   57,372

--------------------------------------------------------------------------------

         HARTFORD DISCIPLINED EQUITY HLS FUND                           CLASS IA     CLASS IB
         ------------------------------------                          ----------   ----------
         Net assets of Hartford Blue Chip Stock II HLS Fund on
           January 24, 2003..........................................  $   15,890   $       --
         Hartford Blue Chip Stock II HLS Fund shares exchanged.......       3,107           --
         Hartford Disciplined Equity HLS Fund shares issued..........       1,843           --
         Net assets of Hartford Investors Growth HLS Fund on January
           24, 2003..................................................  $   13,716   $       --
         Hartford Investors Growth HLS Fund shares exchanged.........       2,740           --
         Hartford Disciplined Equity HLS Fund shares issued..........       1,591           --
         Net assets of Hartford Disciplined Equity HLS Fund
           immediately before the merger.............................  $  454,370   $   60,268
         Net assets of Hartford Disciplined Equity HLS Fund
           immediately after the merger..............................  $  483,976   $   60,268

         HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                  CLASS IA     CLASS IB
         ---------------------------------------------                 ----------   ----------
         Net Assets of Hartford International Stock II HLS Fund on
           January 24, 2003..........................................  $   22,447   $       --
         Hartford International Stock II HLS Fund shares exchanged...       3,304           --
         Hartford International Opportunities HLS Fund shares
           issued....................................................       3,008           --
         Net assets of Hartford International Opportunities HLS Fund
           immediately before the merger.............................  $  684,409   $   27,363
         Net assets of Hartford International Opportunities HLS Fund
           immediately after the merger..............................  $  706,856   $   27,363

         HARTFORD STOCK HLS FUND                                        CLASS IA     CLASS IB
         -----------------------                                       ----------   ----------
         Net assets of Hartford American Leaders HLS Fund on January
           24, 2003..................................................  $   14,137   $       --
         Hartford American Leaders HLS Fund shares exchanged.........       1,787           --
         Hartford Stock HLS Fund shares issued.......................         406           --
         Net assets of Hartford Stock HLS Fund immediately before the
           merger....................................................  $4,971,437   $  298,456
         Net assets of Hartford Stock HLS Fund immediately after the
           merger....................................................  $4,985,574   $  298,456

    The Hartford American Leaders HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford International Stock II and Hartford Investors Growth HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of January 24, 2003:

                                                                         UNREALIZED     ACCUMULATED
                                                                        APPRECIATION    NET REALIZED
         FUND                                                          (DEPRECIATION)     (LOSSES)     CAPITAL STOCK
         ----                                                          --------------   ------------   -------------
         Hartford American Leaders HLS Fund..........................     $(2,855)        $ (1,586)       $18,578
         Hartford Blue Chip Stock II HLS Fund........................      (4,122)          (8,297)        28,309
         Hartford Global Equity HLS Fund.............................      (1,040)          (2,480)        14,549
         Hartford International Stock II HLS Fund....................      (8,821)         (10,744)        42,012
         Hartford Investors Growth HLS Fund..........................        (453)         (10,741)        24,910

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders Hartford Multisector Bond HLS Fund approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Bond HLS Fund

    The mergers were accomplished by tax free exchanges as detailed below:

         HARTFORD BOND HLS FUND                                         CLASS IA    CLASS IB
         ----------------------                                        ----------   --------
         Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948   $     --
         Hartford Multisector Bond shares exchanged..................       2,422         --
         Hartford Bond shares issued.................................       2,028         --
         Net assets of Hartford Bond immediately before the merger...  $2,339,844   $825,523
         Net assets of Hartford Bond immediately after the merger....  $2,364,792   $825,823

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                         UNREALIZED     ACCUMULATED
                                                                        APPRECIATION    NET REALIZED
         FUND                                                          (DEPRECIATION)     (LOSSES)     CAPITAL STOCK
         ----                                                          --------------   ------------   -------------
         Hartford Multisector Bond HLS Fund..........................       $(49)         $(1,170)        $26,167

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

10. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS SUBSEQUENT TO DECEMBER 31, 2004 (SUBSEQUENT EVENT):

    Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. The schedule below reflects the rates of compensation paid to HL Advisors for services rendered both prior to January 1, 2005 and effective January 1, 2005:

                    PRIOR TO JANUARY 1, 2005                               EFFECTIVE JANUARY 1, 2005

                          HARTFORD BLUE CHIP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
Over $100 million..................................................     0.850

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.800%
Over $100 million..................................................     0.750

                       HARTFORD CAPITAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $200 million..............................................     0.900%
On next $300 million...............................................     0.850
On next $500 million...............................................     0.800

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $200 million..............................................     0.700%
On next $300 million...............................................     0.650
On next $500 million...............................................     0.600

                               HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.200%

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $2 billion................................................     0.200%
Over $2 billion....................................................     0.100

                          HARTFORD LARGECAP GROWTH HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
On next $100 million...............................................     0.850
On next $200 million...............................................     0.800

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.800%
On next $100 million...............................................     0.750
On next $200 million...............................................     0.700

                            HARTFORD MIDCAP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
On next $150 million...............................................     0.850
On next $250 million...............................................     0.800

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
On next $150 million...............................................     0.650
On next $250 million...............................................     0.600

                      (This page intentionally left blank)

 HARTFORD HLS FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD ADVISERS HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $22.67       $ 0.51        $ 0.33        $ 0.84       $(0.47)      $   --
 Class IB............   22.81         0.48          0.30          0.78        (0.42)          --
 For the Year Ended
  December 31, 2003
 Class IA............   19.59         0.42          3.18          3.60        (0.52)          --
 Class IB............   19.72         0.41          3.16          3.57        (0.48)          --
 For the Year Ended
  December 31, 2002
 Class IA............   23.44(5)      0.51(5)      (4.10)(5)     (3.59)(5)    (0.26)(5)       --(5)
 Class IB............   23.60(5)      0.46(5)      (4.10)(5)     (3.64)(5)    (0.24)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   26.65(5)      0.64(5)      (1.85)(5)     (1.21)(5)    (0.73)(5)       --(5)
 Class IB............   26.63(5)      0.50(5)      (1.77)(5)     (1.27)(5)    (0.49)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   29.65(5)      0.68(5)      (0.88)(5)     (0.20)(5)    (0.23)(5)       --(5)
 Class IB............   29.66(5)      0.74(5)      (0.98)(5)     (0.24)(5)    (0.22)(5)       --(5)
HARTFORD BLUE CHIP
 STOCK HLS FUND
 For the Year Ended
  December 31,
 2004................   16.42         0.10          1.35          1.45        (0.03)          --
 2003................   12.70         0.03          3.69          3.72           --           --
 2002................   16.80         0.01         (4.11)        (4.10)          --           --
 2001................   19.63           --         (2.83)        (2.83)          --           --
 2000................   21.93        (0.02)        (0.41)        (0.43)          --           --
HARTFORD BOND HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   12.32         0.40          0.12          0.52        (0.58)          --
 Class IB............   12.25         0.45          0.04          0.49        (0.56)          --
 For the Year Ended
  December 31, 2003
 Class IA............   11.95         0.36          0.57          0.93        (0.50)          --
 Class IB............   11.90         0.40          0.50          0.90        (0.49)          --
 For the Year Ended
  December 31, 2002
 Class IA............   11.46(5)      0.56(5)      (0.01)(5)      0.55(5)     (0.05)(5)       --(5)
 Class IB............   11.43(5)      0.46(5)       0.07(5)       0.53(5)     (0.05)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   11.08(5)      0.46(5)       0.48(5)       0.94(5)     (0.56)(5)       --(5)
 Class IB............   11.07(5)      0.41(5)       0.50(5)       0.91(5)     (0.55)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............    9.94(5)      0.69(5)       0.50(5)       1.19(5)     (0.05)(5)       --(5)
 Class IB............    9.95(5)      0.61(5)       0.56(5)       1.17(5)     (0.05)(5)       --(5)
HARTFORD CAPITAL
 APPRECIATION HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   44.91         0.35          8.34          8.69        (0.17)          --
 Class IB............   44.76         0.27          8.26          8.53        (0.11)          --
 For the Year Ended
  December 31, 2003
 Class IA............   31.70         0.26         13.17         13.43        (0.22)          --
 Class IB............   31.63         0.19         13.10         13.29        (0.16)          --
 For the Year Ended
  December 31, 2002
 Class IA............   39.75(5)      0.15(5)      (8.01)(5)     (7.86)(5)    (0.19)(5)       --(5)
 Class IB............   39.68(5)      0.12(5)      (8.03)(5)     (7.91)(5)    (0.14)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   59.26(5)      0.21(5)      (3.36)(5)     (3.15)(5)    (0.27)(5)       --(5)
 Class IB............   59.23(5)      0.06(5)      (3.29)(5)     (3.23)(5)    (0.23)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   60.95(5)      0.41(5)       7.57(5)       7.98(5)     (0.39)(5)       --(5)
 Class IB............   60.98(5)     (0.77)(5)      8.64(5)       7.87(5)     (0.34)(5)       --(5)

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD ADVISERS HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............     $   --          $   --          $ (0.47)       $  0.37        $23.04        3.74%
 Class IB............         --              --            (0.42)          0.36         23.17        3.48
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.52)          3.08         22.67       18.49
 Class IB............         --              --            (0.48)          3.09         22.81       18.20
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.26)(5)      (3.85)(5)     19.59(5)   (13.79)
 Class IB............         --(5)           --(5)         (0.24)(5)      (3.88)(5)     19.72(5)   (13.99)
 For the Year Ended
  December 31, 2001
 Class IA............      (1.27)(5)          --(5)         (2.00)(5)      (3.21)(5)     23.44(5)    (4.64)
 Class IB............      (1.27)(5)          --(5)         (1.76)(5)      (3.03)(5)     23.60(5)    (4.81)
 For the Year Ended
  December 31, 2000
 Class IA............      (2.57)(5)          --(5)         (2.80)(5)      (3.00)(5)     26.65(5)    (0.75)
 Class IB............      (2.57)(5)          --(5)         (2.79)(5)      (3.03)(5)     26.63(5)    (0.92)
HARTFORD BLUE CHIP
 STOCK HLS FUND
 For the Year Ended
  December 31,
 2004................         --              --            (0.03)          1.42         17.84        8.90
 2003................         --              --               --           3.72         16.42       29.30
 2002................         --              --               --          (4.10)        12.70      (24.40)
 2001................         --              --               --          (2.83)        16.80      (14.41)
 2000................      (1.87)             --            (1.87)         (2.30)        19.63       (2.47)
HARTFORD BOND HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............      (0.32)             --            (0.90)         (0.38)        11.94        4.62
 Class IB............      (0.32)             --            (0.88)         (0.39)        11.86        4.33
 For the Year Ended
  December 31, 2003
 Class IA............      (0.06)             --            (0.56)          0.37         12.32        7.85
 Class IB............      (0.06)             --            (0.55)          0.35         12.25        7.58
 For the Year Ended
  December 31, 2002
 Class IA............      (0.01)(5)          --(5)         (0.06)(5)       0.49(5)      11.95(5)    10.08
 Class IB............      (0.01)(5)          --(5)         (0.06)(5)       0.47(5)      11.90(5)     9.83
 For the Year Ended
  December 31, 2001
 Class IA............         --(5)           --(5)         (0.56)(5)       0.38(5)      11.46(5)     8.68
 Class IB............         --(5)           --(5)         (0.55)(5)       0.36(5)      11.43(5)     8.49
 For the Year Ended
  December 31, 2000
 Class IA............         --(5)           --(5)         (0.05)(5)       1.14(5)      11.08(5)    11.99
 Class IB............         --(5)           --(5)         (0.05)(5)       1.12(5)      11.07(5)    11.79
HARTFORD CAPITAL
 APPRECIATION HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.17)          8.52         53.43       19.36
 Class IB............         --              --            (0.11)          8.42         53.18       19.07
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.22)         13.21         44.91       42.38
 Class IB............         --              --            (0.16)         13.13         44.76       42.02
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.19)(5)      (8.05)(5)     31.70(5)   (19.70)
 Class IB............         --(5)           --(5)         (0.14)(5)      (8.05)(5)     31.63(5)   (19.88)
 For the Year Ended
  December 31, 2001
 Class IA............     (16.09)(5)          --(5)        (16.36)(5)     (19.51)(5)     39.75(5)    (6.94)
 Class IB............     (16.09)(5)          --(5)        (16.32)(5)     (19.55)(5)     39.68(5)    (7.10)
 For the Year Ended
  December 31, 2000
 Class IA............      (9.28)(5)          --(5)         (9.67)(5)      (1.69)(5)     59.26(5)    13.22
 Class IB............      (9.28)(5)          --(5)         (9.62)(5)      (1.75)(5)     59.23(5)    13.02

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD ADVISERS HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $ 9,699,374      0.67%        0.67%         2.16%        36%
 Class IB............    1,462,319      0.92         0.92          1.91         36
 For the Year Ended
  December 31, 2003
 Class IA............   10,358,449      0.67         0.67          2.03         48
 Class IB............    1,263,641      0.92         0.92          1.78         48
 For the Year Ended
  December 31, 2002
 Class IA............    9,249,397      0.67         0.67          2.29         47
 Class IB............      672,078      0.90         0.92          2.07         47
 For the Year Ended
  December 31, 2001
 Class IA............   11,836,564      0.66         0.66          2.51         34
 Class IB............      521,205      0.84         0.91          2.33         34
 For the Year Ended
  December 31, 2000
 Class IA............   13,430,507      0.66         0.66          2.47         40
 Class IB............      252,247      0.84         0.91          2.29         40
HARTFORD BLUE CHIP
 STOCK HLS FUND
 For the Year Ended
  December 31,
 2004................      173,702      0.90         0.90          0.56         26
 2003................      182,530      0.90         0.90          0.22         28
 2002................      155,333      0.92         0.92          0.04         37
 2001................      239,597      0.92         0.92         (0.01)        47
 2000................      293,654      0.92         0.92         (0.09)        52
HARTFORD BOND HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............    2,507,019      0.50         0.50          3.72        164
 Class IB............      991,065      0.75         0.75          3.47        164
 For the Year Ended
  December 31, 2003
 Class IA............    2,332,343      0.50         0.50          3.74        215
 Class IB............      734,768      0.75         0.75          3.49        215
 For the Year Ended
  December 31, 2002
 Class IA............    2,145,266      0.51         0.51          5.58        108
 Class IB............      382,864      0.75         0.76          5.34        108
 For the Year Ended
  December 31, 2001
 Class IA............    1,549,698      0.51         0.51          5.87        185
 Class IB............      152,254      0.69         0.76          5.69        185
 For the Year Ended
  December 31, 2000
 Class IA............    1,033,043      0.52         0.52          6.54        169
 Class IB............       31,551      0.70         0.77          6.36        169
HARTFORD CAPITAL
 APPRECIATION HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   10,751,945      0.70         0.70          0.77         89
 Class IB............    2,505,798      0.95         0.95          0.52         89
 For the Year Ended
  December 31, 2003
 Class IA............    8,912,749      0.69         0.69          0.77         94
 Class IB............    1,579,399      0.94         0.94          0.52         94
 For the Year Ended
  December 31, 2002
 Class IA............    6,240,859      0.69         0.69          0.64         94
 Class IB............      588,013      0.92         0.94          0.41         94
 For the Year Ended
  December 31, 2001
 Class IA............    8,734,600      0.68         0.68          0.57         92
 Class IB............      393,241      0.86         0.93          0.39         92
 For the Year Ended
  December 31, 2000
 Class IA............    9,581,897      0.66         0.66          0.64        108
 Class IB............      136,058      0.84         0.91          0.46        108

--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD CAPITAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31,
 2004................  $ 6.46       $ 0.03        $ 0.62        $ 0.65       $(0.03)      $   --
 2003................    5.09         0.02          1.37          1.39        (0.02)          --
 2002................    7.15           --         (2.06)        (2.06)          --           --
 2001................    9.37        (0.01)        (2.21)        (2.22)          --           --
 From inception, May
  1, 2000 through
  December 31,
 2000................   10.61        (0.01)        (1.23)        (1.24)          --           --
HARTFORD DISCIPLINED
 EQUITY HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............   11.20         0.16          0.79          0.95        (0.13)          --
 Class IB............   11.14         0.14          0.76          0.90        (0.11)          --
 For the Year Ended
  December 31, 2003
 Class IA............    8.80         0.07          2.45          2.52        (0.12)          --
 Class IB............    8.75         0.05          2.43          2.48        (0.09)          --
 For the Year Ended
  December 31, 2002
 Class IA............   11.72(5)      0.05(5)      (2.97)(5)     (2.92)(5)       --(5)        --(5)
 Class IB............   11.67(5)      0.04(5)      (2.96)(5)     (2.92)(5)       --(5)        --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   13.26(5)      0.06(5)      (1.10)(5)     (1.04)(5)       --(5)        --(5)
 Class IB............   13.23(5)      0.05(5)      (1.11)(5)     (1.06)(5)       --(5)        --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   14.32(5)      0.05(5)      (0.85)(5)     (0.80)(5)    (0.05)(5)       --(5)
 Class IB............   14.30(5)     (0.08)(5)     (0.74)(5)     (0.82)(5)    (0.04)(5)       --(5)
HARTFORD GLOBAL
 LEADERS HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............   15.53         0.12          2.85          2.97        (0.09)          --
 Class IB............   15.47         0.10          2.82          2.92        (0.07)          --
 For the Year Ended
  December 31, 2003
 Class IA............   11.50         0.07          4.02          4.09        (0.06)          --
 Class IB............   11.47         0.04          4.00          4.04        (0.04)          --
 For the Year Ended
  December 31, 2002
 Class IA............   14.43(5)      0.13(5)      (2.95)(5)     (2.82)(5)    (0.11)(5)       --(5)
 Class IB............   14.40(5)      0.12(5)      (2.96)(5)     (2.84)(5)    (0.09)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   17.59(5)      0.11(5)      (3.02)(5)     (2.91)(5)    (0.08)(5)       --(5)
 Class IB............   17.57(5)      0.08(5)      (3.02)(5)     (2.94)(5)    (0.06)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   19.13(5)      0.08(5)      (1.42)(5)     (1.34)(5)    (0.09)(5)       --(5)
 Class IB............   19.12(5)     (0.06)(5)     (1.30)(5)     (1.36)(5)    (0.08)(5)       --(5)
HARTFORD GROWTH
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   23.57         0.05          4.01          4.06           --           --
 Class IB............   23.48         0.03          3.93          3.96           --           --
 For the Year Ended
  December 31, 2003
 Class IA............   16.40         0.01          7.18          7.17           --           --
 Class IB............   16.37         0.01          7.12          7.11           --           --
 For the Year Ended
  December 31, 2002
 Class IA............   22.66        (0.03)        (6.23)        (6.26)          --           --
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............   21.16        (0.01)        (4.78)        (4.79)          --           --
 For the Year Ended
  December 31, 2001
 Class IA............   40.66           --         (9.21)        (9.21)          --           --
 For the Year Ended
  December 31, 2000
 Class IA............   45.14        (0.03)         2.99          2.96           --           --

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD CAPITAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31,
 2004................     $   --          $   --          $ (0.03)       $  0.62        $ 7.08        9.93%
 2003................         --              --            (0.02)          1.37          6.46       27.38
 2002................         --              --               --          (2.06)         5.09      (28.85)
 2001................         --              --               --          (2.22)         7.15      (23.63)
 From inception, May
  1, 2000 through
  December 31,
 2000................         --              --               --          (1.24)         9.37      (11.68)(2)
HARTFORD DISCIPLINED
 EQUITY HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.13)          0.82         12.02        8.41
 Class IB............         --              --            (0.11)          0.79         11.93        8.14
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.12)          2.40         11.20       28.82
 Class IB............         --              --            (0.09)          2.39         11.14       28.50
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)            --(5)       (2.92)(5)      8.80(5)   (24.65)
 Class IB............         --(5)           --(5)            --(5)       (2.92)(5)      8.75(5)   (24.85)
 For the Year Ended
  December 31, 2001
 Class IA............      (0.50)(5)          --(5)         (0.50)(5)      (1.54)(5)     11.72(5)    (8.02)
 Class IB............      (0.50)(5)          --(5)         (0.50)(5)      (1.56)(5)     11.67(5)    (8.18)
 For the Year Ended
  December 31, 2000
 Class IA............      (0.21(5)           --(5)         (0.26)(5)      (1.06)(5)     13.26(5)    (5.64)
 Class IB............      (0.21(5)           --(5)         (0.25)(5)      (1.07)(5)     13.23(5)    (5.81)
HARTFORD GLOBAL
 LEADERS HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.09)          2.88         18.41       19.19
 Class IB............         --              --            (0.07)          2.85         18.32       18.89
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.06)          4.03         15.53       35.57
 Class IB............         --              --            (0.04)          4.00         15.47       35.24
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.11)(5)      (2.93)(5)     11.50(5)   (19.51)
 Class IB............         --(5)           --(5)         (0.09)(5)      (2.93)(5)     11.47(5)   (19.70)
 For the Year Ended
  December 31, 2001
 Class IA............      (0.17)(5)          --(5)         (0.25)(5)      (3.16)(5)     14.43(5)   (16.58)
 Class IB............      (0.17)(5)          --(5)         (0.23)(5)      (3.17)(5)     14.40(5)   (16.73)
 For the Year Ended
  December 31, 2000
 Class IA............      (0.11)(5)          --(5)         (0.20)(5)      (1.54)(5)     17.59(5)    (7.06)
 Class IB............      (0.11)(5)          --(5)         (0.19)(5)      (1.55)(5)     17.57(5)    (7.22)
HARTFORD GROWTH
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --               --           4.06         27.63       17.18
 Class IB............         --              --               --           3.96         27.44       16.89
 For the Year Ended
  December 31, 2003
 Class IA............         --              --               --           7.17         23.57       43.79
 Class IB............         --              --               --           7.11         23.48       43.43
 For the Year Ended
  December 31, 2002
 Class IA............         --              --               --          (6.26)        16.40      (27.65)
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............         --              --               --          (4.79)        16.37      (22.65)(2)
 For the Year Ended
  December 31, 2001
 Class IA............      (8.79)             --            (8.79)        (18.00)        22.66      (22.85)
 For the Year Ended
  December 31, 2000
 Class IA............      (7.44)             --            (7.44)         (4.48)        40.66        3.99

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD CAPITAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31,
 2004................  $    15,380      1.05%        1.05%         0.38%       119%
 2003................       17,794      1.06         1.06          0.28         68
 2002................       16,387      1.05         1.05          0.04        109
 2001................       23,514      1.16         1.16         (0.19)       102
 From inception, May
  1, 2000 through
  December 31,
 2000................       16,162   1.31(1)(7)   1.38(1)(7)      (0.12)(1)(7)     63
HARTFORD DISCIPLINED
 EQUITY HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............      770,938      0.75         0.75          1.53         62
 Class IB............      270,171      1.00         1.00          1.28         62
 For the Year Ended
  December 31, 2003
 Class IA............      685,888      0.78         0.78          0.89         73
 Class IB............      155,810      1.03         1.03          0.64         73
 For the Year Ended
  December 31, 2002
 Class IA............      460,807      0.79         0.79          0.65         92
 Class IB............       58,930      1.02         1.04          0.42         92
 For the Year Ended
  December 31, 2001
 Class IA............      416,013      0.79         0.79          0.54         85
 Class IB............       46,599      0.97         1.04          0.36         85
 For the Year Ended
  December 31, 2000
 Class IA............      379,905      0.79         0.79          0.41         73
 Class IB............       14,898      0.97         1.04          0.23         73
HARTFORD GLOBAL
 LEADERS HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............    1,004,850      0.78         0.78          0.83        255
 Class IB............      273,202      1.03         1.03          0.58        255
 For the Year Ended
  December 31, 2003
 Class IA............      728,049      0.80         0.80          0.54        292
 Class IB............      129,315      1.05         1.05          0.29        292
 For the Year Ended
  December 31, 2002
 Class IA............      544,901      0.81         0.81          1.06        324
 Class IB............       55,421      1.03         1.06          0.84        324
 For the Year Ended
  December 31, 2001
 Class IA............      484,661      0.81         0.81          0.71        363
 Class IB............       49,356      0.99         1.06          0.53        363
 For the Year Ended
  December 31, 2000
 Class IA............      572,517      0.81         0.81          0.63        367
 Class IB............       25,869      0.99         1.06          0.45        367
HARTFORD GROWTH
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............      848,674      0.63         0.63          0.23        137
 Class IB............      112,896      0.88         0.88         (0.03)       137
 For the Year Ended
  December 31, 2003
 Class IA............      696,900      0.64         0.64         (0.05)       145
 Class IB............       59,686      0.89         0.89         (0.30)       145
 For the Year Ended
  December 31, 2002
 Class IA............      478,045      0.66         0.66         (0.16)       189
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............        5,287      0.84(1)      0.84(1)      (0.10)(1)    189
 For the Year Ended
  December 31, 2001
 Class IA............      755,068      0.65         0.65         (0.01)       228
 For the Year Ended
  December 31, 2000
 Class IA............    1,063,005      0.64         0.64         (0.08)       120

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD HIGH YIELD
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $10.06       $ 0.58        $ 0.12        $ 0.70       $(0.50)      $   --
 Class IB............    9.98         0.64          0.03          0.67        (0.48)          --
 For the Year Ended
  December 31, 2003
 Class IA............    8.49         0.19          1.75          1.94        (0.37)          --
 Class IB............    8.44         0.28          1.63          1.91        (0.37)          --
 For the Year Ended
  December 31, 2002
 Class IA............    9.64(5)      0.63(5)      (1.73)(5)     (1.10)(5)    (0.05)(5)       --(5)
 Class IB............    9.61(5)      0.49(5)      (1.61)(5)     (1.12)(5)    (0.05)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............    9.39(5)      0.78(5)      (0.52)(5)      0.26(5)     (0.01)(5)       --(5)
 Class IB............    9.38(5)      0.84(5)      (0.60)(5)      0.24(5)     (0.01)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   10.05(5)      0.78(5)      (0.68)(5)      0.10(5)     (0.76)(5)       --(5)
 Class IB............   10.05(5)      0.04(5)       0.04(5)       0.08(5)     (0.75)(5)       --(5)
HARTFORD INDEX HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   29.60         0.50          2.56          3.06        (0.39)          --
 Class IB............   29.49         0.44          2.53          2.97        (0.34)          --
 For the Year Ended
  December 31, 2003
 Class IA............   23.46         0.36          6.23          6.59        (0.37)          --
 Class IB............   23.39         0.31          6.19          6.50        (0.32)          --
 For the Year Ended
  December 31, 2002
 Class IA............   31.81(5)      0.32(5)      (8.29)(5)     (7.97)(5)    (0.28)(5)       --(5)
 Class IB............   31.75(5)      0.28(5)      (8.30)(5)     (8.02)(5)    (0.24)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   37.25(5)      0.31(5)      (4.87)(5)     (4.56)(5)    (0.29)(5)       --(5)
 Class IB............   37.20(5)      0.30(5)      (4.91)(5)     (4.61)(5)    (0.25)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   41.89(5)      0.30(5)      (4.24)(5)     (3.94)(5)    (0.31)(5)       --(5)
 Class IB............   41.89(5)      0.37(5)      (4.39)(5)     (4.02)(5)    (0.28)(5)       --(5)
HARTFORD
 INTERNATIONAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   10.11         0.10          1.73          1.83        (0.08)          --
 Class IB............   10.09         0.08          1.72          1.80        (0.06)          --
 For the Year Ended
  December 31, 2003
 Class IA............    7.66         0.09          2.44          2.53        (0.08)          --
 Class IB............    7.66         0.07          2.43          2.50        (0.07)          --
 For the Year Ended
  December 31, 2002
 Class IA............    9.53(5)      0.17(5)      (1.94)(5)     (1.77)(5)    (0.10)(5)       --(5)
 Class IB............    9.51(5)      0.14(5)      (1.91)(5)     (1.77)(5)    (0.08)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   13.64(5)      0.12(5)      (2.61)(5)     (2.49)(5)    (0.01)(5)       --(5)
 Class IB............   13.65(5)      0.12(5)      (2.63)(5)     (2.51)(5)    (0.02)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   18.76(5)      0.18(5)      (3.14)(5)     (2.96)(5)    (0.23)(5)       --(5)
 Class IB............   18.76(5)      0.25(5)      (3.24)(5)     (2.99)(5)    (0.19)(5)       --(5)
HARTFORD
 INTERNATIONAL STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................   11.85         0.21          1.61          1.82        (0.04)          --
 2003................    9.33         0.20          2.57          2.77        (0.25)          --
 2002................   10.43         0.17         (1.18)        (1.01)       (0.09)          --
 2001................   15.07         0.11         (3.62)        (3.51)          --           --
 2000................   17.94         0.06         (1.78)        (1.72)       (0.47)          --

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD HIGH YIELD
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............     $   --          $   --          $ (0.50)       $  0.20        $10.26        7.40%
 Class IB............         --              --            (0.48)          0.19         10.17        7.14
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.37)          1.57         10.06       23.18
 Class IB............         --              --            (0.37)          1.54          9.98       22.88
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.05)(5)      (1.15)(5)      8.49(5)    (6.89)
 Class IB............         --(5)           --(5)         (0.05)(5)      (1.17)(5)      8.44(5)    (7.14)
 For the Year Ended
  December 31, 2001
 Class IA............         --(5)           --(5)         (0.01)(5)       0.25(5)       9.64(5)     2.69
 Class IB............         --(5)           --(5)         (0.01)(5)       0.23(5)       9.61(5)     2.54
 For the Year Ended
  December 31, 2000
 Class IA............         --(5)           --(5)         (0.76)(5)      (0.66)(5)      9.39(5)     1.03
 Class IB............         --(5)           --(5)         (0.75)(5)      (0.67)(5)      9.38(5)     0.85
HARTFORD INDEX HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............      (0.10)             --            (0.49)          2.57         32.17       10.39
 Class IB............      (0.10)             --            (0.44)          2.53         32.02       10.12
 For the Year Ended
  December 31, 2003
 Class IA............      (0.08)             --            (0.45)          6.14         29.60       28.13
 Class IB............      (0.08)             --            (0.40)          6.10         29.49       27.81
 For the Year Ended
  December 31, 2002
 Class IA............      (0.10)(5)          --(5)         (0.38)(5)      (8.35)(5)     23.46(5)   (22.45)
 Class IB............      (0.10)(5)          --(5)         (0.34)(5)      (8.36)(5)     23.39(5)   (22.63)
 For the Year Ended
  December 31, 2001
 Class IA............      (0.59)(5)          --(5)         (0.88)(5)      (5.44)(5)     31.81(5)   (12.31)
 Class IB............      (0.59)(5)          --(5)         (0.84)(5)      (5.45)(5)     31.75(5)   (12.47)
 For the Year Ended
  December 31, 2000
 Class IA............      (0.39)(5)          --(5)         (0.70)(5)      (4.64)(5)     37.25(5)    (9.50)
 Class IB............      (0.39)(5)          --(5)         (0.67)(5)      (4.69)(5)     37.20(5)    (9.66)
HARTFORD
 INTERNATIONAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.08)          1.75         11.86       18.08
 Class IB............         --              --            (0.06)          1.74         11.83       17.79
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.08)          2.45         10.11       33.10
 Class IB............         --              --            (0.07)          2.43         10.09       32.76
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.10)(5)      (1.87)(5)      7.66(5)   (17.93)
 Class IB............         --(5)           --(5)         (0.08)(5)      (1.85)(5)      7.66(5)   (18.12)
 For the Year Ended
  December 31, 2001
 Class IA............      (1.61)(5)          --(5)         (1.62)(5)      (4.11)(5)      9.53(5)   (18.73)
 Class IB............      (1.61)(5)          --(5)         (1.63)(5)      (4.14)(5)      9.51(5)   (18.88)
 For the Year Ended
  December 31, 2000
 Class IA............      (1.93)(5)          --(5)         (2.16)(5)      (5.12)(5)     13.64(5)   (17.10)
 Class IB............      (1.93)(5)          --(5)         (2.12)(5)      (5.11)(5)     13.65(5)   (17.25)
HARTFORD
 INTERNATIONAL STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................         --              --            (0.04)          1.78         13.63       15.31
 2003................         --              --            (0.25)          2.52         11.85       30.01
 2002................         --              --            (0.09)         (1.10)         9.33       (9.74)
 2001................      (1.13)             --            (1.13)         (4.64)        10.43      (24.17)
 2000................      (0.68)             --            (1.15)         (2.87)        15.07       (9.79)

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD HIGH YIELD
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $   518,881      0.77%        0.77%         6.31%        92%
 Class IB............      309,672      1.02         1.02          6.06         92
 For the Year Ended
  December 31, 2003
 Class IA............      481,315      0.78         0.78          7.00         44
 Class IB............      259,544      1.03         1.03          6.75         44
 For the Year Ended
  December 31, 2002
 Class IA............      200,017      0.82         0.82          9.33         60
 Class IB............       57,084      1.05         1.07          9.10         60
 For the Year Ended
  December 31, 2001
 Class IA............      127,044      0.81         0.81          9.70         63
 Class IB............       25,901      0.99         1.06          9.52         63
 For the Year Ended
  December 31, 2000
 Class IA............       66,104      0.81         0.81          9.15         69
 Class IB............        2,497      0.99         1.06          8.97         69
HARTFORD INDEX HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............    1,973,470      0.44         0.44          1.60          5
 Class IB............      252,959      0.69         0.69          1.35          5
 For the Year Ended
  December 31, 2003
 Class IA............    1,934,490      0.44         0.44          1.40          3
 Class IB............      195,900      0.69         0.69          1.15          3
 For the Year Ended
  December 31, 2002
 Class IA............    1,553,260      0.44         0.44          1.18         15
 Class IB............       68,832      0.67         0.69          0.95         15
 For the Year Ended
  December 31, 2001
 Class IA............    1,976,361      0.43         0.43          0.91          5
 Class IB............       46,056      0.61         0.68          0.73          5
 For the Year Ended
  December 31, 2000
 Class IA............    2,387,000      0.43         0.43          0.75          7
 Class IB............       16,272      0.61         0.68          0.57          7
HARTFORD
 INTERNATIONAL
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............    1,054,884      0.80         0.80          1.13        142
 Class IB............      247,752      1.05         1.05          0.88        142
 For the Year Ended
  December 31, 2003
 Class IA............      823,760      0.83         0.83          1.08        144
 Class IB............       76,246      1.08         1.08          0.83        144
 For the Year Ended
  December 31, 2002
 Class IA............      646,903      0.81         0.81          1.23        161
 Class IB............       26,641      1.04         1.06          1.00        161
 For the Year Ended
  December 31, 2001
 Class IA............      941,934      0.81         0.81          1.10        144
 Class IB............       22,277      0.99         1.06          0.92        144
 For the Year Ended
  December 31, 2000
 Class IA............    1,326,609      0.78         0.78          1.16        159
 Class IB............       18,682      0.96         1.03          0.98        159
HARTFORD
 INTERNATIONAL STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................       96,582      0.96         0.96          1.49         58
 2003................       94,895      0.96         0.96          1.83         43
 2002................       81,352      0.97         0.97          1.53         53
 2001................      105,313      0.94         0.94          0.89         58
 2000................      149,229      0.93         0.93          0.85         44

--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD LARGECAP
 GROWTH HLS FUND
 For the Year Ended
  December 31,
 2004................  $ 8.59       $ 0.06        $ 0.93        $ 0.99       $   --       $   --
 2003................    6.96           --          1.63          1.63           --           --
 2002................   10.09        (0.02)        (3.11)        (3.13)          --           --
 2001................   11.86        (0.01)        (1.76)        (1.77)          --           --
 2000................   15.05        (0.03)        (2.59)        (2.62)          --           --
HARTFORD MIDCAP STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................  $11.21       $ 0.01        $ 1.43        $ 1.44       $(0.02)      $   --
 2003................    8.57         0.02          2.64          2.66        (0.02)          --
 2002................    9.85         0.02         (1.30)        (1.28)          --           --
 2001................   10.31         0.01         (0.44)        (0.43)       (0.01)          --
 2000................   10.68         0.02          0.93          0.95        (0.02)          --
HARTFORD MONEY MARKET
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............    1.00           --            --            --           --           --
 Class IB............    1.00           --            --            --           --           --
 For the Year Ended
  December 31, 2003
 Class IA............    1.00         0.01            --          0.01        (0.01)          --
 Class IB............    1.00           --            --            --           --           --
 For the Year Ended
  December 31, 2002
 Class IA............    1.00         0.01            --          0.01        (0.01)          --
 Class IB............    1.00         0.01            --          0.01        (0.01)          --
 For the Year Ended
  December 31, 2001
 Class IA............    1.00         0.04            --          0.04        (0.04)          --
 Class IB............    1.00         0.04            --          0.04        (0.04)          --
 For the Year Ended
  December 31, 2000
 Class IA............    1.00         0.06            --          0.06        (0.06)          --
 Class IB............    1.00         0.06            --          0.06        (0.06)          --
HARTFORD SMALLCAP
 GROWTH HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............   17.55         0.04          2.67          2.71           --           --
 Class IB............   17.55         0.03          2.63          2.66           --           --
 For the Year Ended
  December 31, 2003
 Class IA............   11.70           --          5.85          5.85           --           --
 Class IB............   11.73        (0.01)         5.83          5.82           --           --
 For the Year Ended
  December 31, 2002
 Class IA............   16.44        (0.02)        (4.72)        (4.74)          --           --
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............   15.96        (0.01)        (4.22)        (4.23)          --           --
 For the Year Ended
  December 31, 2001
 Class IA............   23.73           --         (4.91)        (4.91)          --           --
 For the Year Ended
  December 31, 2000
 Class IA............   33.79           --         (3.06)        (3.06)          --           --

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD LARGECAP
 GROWTH HLS FUND
 For the Year Ended
  December 31,
 2004................     $   --          $   --          $    --        $  0.99        $ 9.58       11.54%
 2003................         --              --               --           1.63          8.59       23.42
 2002................         --              --               --          (3.13)         6.96      (31.04)
 2001................         --              --               --          (1.77)        10.09      (14.89)
 2000................      (0.57)             --            (0.57)         (3.19)        11.86      (17.95)
HARTFORD MIDCAP STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................     $   --          $   --          $ (0.02)       $  1.42        $12.63       12.83%
 2003................         --              --            (0.02)          2.64         11.21       31.05
 2002................         --              --               --          (1.28)         8.57      (13.06)
 2001................      (0.02)             --            (0.03)         (0.46)         9.85       (4.17)
 2000................      (1.30)             --            (1.32)         (0.37)        10.31        8.71
HARTFORD MONEY MARKET
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --               --             --          1.00        0.94
 Class IB............         --              --               --             --          1.00        0.69
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.01)            --          1.00        0.75
 Class IB............         --              --               --             --          1.00        0.50
 For the Year Ended
  December 31, 2002
 Class IA............         --              --            (0.01)            --          1.00        1.47
 Class IB............         --              --            (0.01)            --          1.00        1.24
 For the Year Ended
  December 31, 2001
 Class IA............         --              --            (0.04)            --          1.00        3.87
 Class IB............         --              --            (0.04)            --          1.00        3.68
 For the Year Ended
  December 31, 2000
 Class IA............         --              --            (0.06)            --          1.00        6.10
 Class IB............         --              --            (0.06)            --          1.00        5.91
HARTFORD SMALLCAP
 GROWTH HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --               --           2.71         20.26       15.43
 Class IB............         --              --               --           2.66         20.21       15.14
 For the Year Ended
  December 31, 2003
 Class IA............         --              --               --           5.85         17.55       50.06
 Class IB............         --              --               --           5.82         17.55       49.70
 For the Year Ended
  December 31, 2002
 Class IA............         --              --               --          (4.74)        11.70      (28.83)
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............         --              --               --          (4.23)        11.73      (26.51)(2)
 For the Year Ended
  December 31, 2001
 Class IA............      (2.38)             --            (2.38)         (7.29)        16.44      (20.18)
 For the Year Ended
  December 31, 2000
 Class IA............      (7.00)             --            (7.00)        (10.06)        23.73      (15.08)

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD LARGECAP
 GROWTH HLS FUND
 For the Year Ended
  December 31,
 2004................  $    59,766      0.96%        0.96%         0.70%        30%
 2003................       58,670      0.93         0.93          0.05        121
 2002................       51,944      0.95         0.95         (0.19)        44
 2001................       86,475      0.95         0.95         (0.11)        77
 2000................       98,814      0.96         0.96         (0.27)        68
HARTFORD MIDCAP STOCK
 HLS FUND
 For the Year Ended
  December 31,
 2004................  $    59,730      0.94%        0.94%         0.02%       179%
 2003................       56,285      0.95         0.95          0.16         76
 2002................       43,251      0.97         0.97          0.16         77
 2001................       46,758      1.02         1.02          0.07         79
 2000................       37,767      1.05         1.05          0.18        123
HARTFORD MONEY MARKET
 HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............    1,294,525      0.48         0.48          0.93         --
 Class IB............      252,808      0.73         0.73          0.68         --
 For the Year Ended
  December 31, 2003
 Class IA............    1,609,439      0.49         0.49          0.75         --
 Class IB............      240,930      0.74         0.74          0.50         --
 For the Year Ended
  December 31, 2002
 Class IA............    2,319,456      0.49         0.49          1.43         --
 Class IB............      261,914      0.72         0.74          1.20         --
 For the Year Ended
  December 31, 2001
 Class IA............    1,867,520      0.48         0.48          3.58         --
 Class IB............      152,129      0.66         0.73          3.40         --
 For the Year Ended
  December 31, 2000
 Class IA............    1,242,275      0.48         0.48          5.91         --
 Class IB............       36,270      0.66         0.73          5.73         --
HARTFORD SMALLCAP
 GROWTH HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............      503,717      0.64         0.64          0.27         88
 Class IB............      201,589      0.89         0.89          0.02         88
 For the Year Ended
  December 31, 2003
 Class IA............      346,380      0.66         0.66         (0.01)       101
 Class IB............       74,592      0.91         0.91         (0.26)       101
 For the Year Ended
  December 31, 2002
 Class IA............      184,062      0.69         0.69         (0.18)        99
 From inception
  April, 30 2002
  through December
  31, 2002
 Class IB............        7,150      0.89(1)      0.89(1)      (0.13)(1)     99
 For the Year Ended
  December 31, 2001
 Class IA............      272,272      0.68         0.68         (0.02)       164
 For the Year Ended
  December 31, 2000
 Class IA............      352,615      0.66         0.66          0.01        160

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD SMALLCAP
 VALUE HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............   14.81         0.13          1.92          2.05        (0.10)          --
 Class IB............   14.78         0.15          1.91          2.06        (0.10)          --
 For the Year Ended
  December 31, 2003
 Class IA............   10.88         0.13          4.01          4.14        (0.06)          --
 From inception July
  1, 2003 through
  December 31, 2003
 Class IB............   12.06           --          2.72          2.72           --           --
 For the Year Ended
  December 31, 2002
 Class IA............   14.20         0.07         (1.93)        (1.86)       (0.10)          --
 For the Year Ended
  December 31, 2001
 Class IA............   11.74         0.13          2.33          2.46           --           --
 For the Year Ended
  December 31, 2000
 Class IA............   10.20         0.17          2.54          2.71        (0.17)          --
HARTFORD STOCK HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $44.37       $ 0.74        $ 1.10        $ 1.84       $(0.49)      $   --
 Class IB............   44.29         0.64          1.08          1.72        (0.42)          --
 For the Year Ended
  December 31, 2003
 Class IA............   35.46         0.46          8.93          9.39        (0.48)          --
 Class IB............   35.42         0.38          8.88          9.26        (0.39)          --
 For the Year Ended
  December 31, 2002
 Class IA............   47.36(5)      0.43(5)     (11.94)(5)    (11.51)(5)    (0.39)(5)       --(5)
 Class IB............   47.31(5)      0.38(5)     (11.95)(5)    (11.57)(5)    (0.32)(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA............   58.80(5)      0.41(5)      (7.42)(5)     (7.01)(5)    (0.38)(5)       --(5)
 Class IB............   58.79(5)      0.46(5)      (7.57)(5)     (7.11)(5)    (0.32)(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA............   71.47(5)      0.39(5)      (5.00)(5)     (4.61)(5)    (0.41)(5)       --(5)
 Class IB............   71.51(5)      0.74(5)      (5.47)(5)     (4.72)(5)    (0.34)(5)       --(5)
HARTFORD U.S.
 GOVERNMENT
 SECURITIES HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............   11.43         0.29         (0.07)         0.22        (0.41)          --
 Class IB............   11.39         0.37         (0.18)         0.19        (0.39)          --
 For the Year Ended
  December 31, 2003
 Class IA............   11.36         0.31         (0.07)         0.24        (0.17)          --
 Class IB............   11.34         0.27         (0.05)         0.22        (0.17)          --
 For the Year Ended
  December 31, 2002
 Class IA............   10.79         0.22          0.89          1.11        (0.54)          --
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............   10.51         0.15          0.68          0.83           --           --
 For the Year Ended
  December 31, 2001
 Class IA............   10.59         0.50          0.28          0.78        (0.58)          --
 For the Year Ended
  December 31, 2000
 Class IA............   10.13         0.70          0.46          1.16        (0.70)          --

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD SMALLCAP
 VALUE HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............      (0.15)             --            (0.25)          1.80         16.61       13.98
 Class IB............      (0.15)             --            (0.25)          1.81         16.59       14.06
 For the Year Ended
  December 31, 2003
 Class IA............      (0.15)             --            (0.21)          3.93         14.81       38.46
 From inception July
  1, 2003 through
  December 31, 2003
 Class IB............         --              --               --           2.72         14.78       25.54(2)
 For the Year Ended
  December 31, 2002
 Class IA............      (1.36)             --            (1.46)         (3.32)        10.88      (15.17)
 For the Year Ended
  December 31, 2001
 Class IA............         --              --               --           2.46         14.20       21.01
 For the Year Ended
  December 31, 2000
 Class IA............      (1.00)             --            (1.17)          1.54         11.74       27.00
HARTFORD STOCK HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............     $   --          $   --          $ (0.49)       $  1.35        $45.72        4.17%
 Class IB............         --              --            (0.42)          1.30         45.59        3.91
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.48)          8.91         44.37       26.47
 Class IB............         --              --            (0.39)          8.87         44.29       26.16
 For the Year Ended
  December 31, 2002
 Class IA............         --(5)           --(5)         (0.39)(5)     (11.90)(5)     35.46(5)   (24.25)
 Class IB............         --(5)           --(5)         (0.32)(5)     (11.89)(5)     35.42(5)   (24.42)
 For the Year Ended
  December 31, 2001
 Class IA............      (4.05)(5)          --(5)         (4.43)(5)     (11.44)(5)     47.36(5)   (12.23)
 Class IB............      (4.05)(5)          --(5)         (4.37)(5)     (11.48)(5)     47.31(5)   (12.39)
 For the Year Ended
  December 31, 2000
 Class IA............      (7.65)(5)          --(5)         (8.06)(5)     (12.67)(5)     58.80(5)    (7.04)
 Class IB............      (7.66)(5)          --(5)         (8.00)(5)     (12.72)(5)     58.79(5)    (7.21)
HARTFORD U.S.
 GOVERNMENT
 SECURITIES HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.41)         (0.19)        11.24        2.07
 Class IB............         --              --            (0.39)         (0.20)        11.19        1.82
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.17)          0.07         11.43        2.15
 Class IB............         --              --            (0.17)          0.05         11.39        1.89
 For the Year Ended
  December 31, 2002
 Class IA............         --              --            (0.54)          0.57         11.36       10.73
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............         --              --               --           0.83         11.34        7.96(2)
 For the Year Ended
  December 31, 2001
 Class IA............         --              --            (0.58)          0.20         10.79        7.50
 For the Year Ended
  December 31, 2000
 Class IA............         --              --            (0.70)          0.46         10.59       11.81

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD SMALLCAP
 VALUE HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............      114,296      0.92         0.92          0.80         51
 Class IB............           32      1.17         1.17          0.55         51
 For the Year Ended
  December 31, 2003
 Class IA............      105,589      0.92         0.92          0.99         57
 From inception July
  1, 2003 through
  December 31, 2003
 Class IB............            1      1.17(1)      1.17(1)       0.74(1)      57
 For the Year Ended
  December 31, 2002
 Class IA............       85,029      0.92         0.92          0.60         44
 For the Year Ended
  December 31, 2001
 Class IA............      108,672      0.96         0.96          1.19         49
 For the Year Ended
  December 31, 2000
 Class IA............       58,027      1.03         1.03          1.71         90
HARTFORD STOCK HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............  $ 5,657,942      0.49%        0.49%         1.61%        30%
 Class IB............      718,293      0.74         0.74          1.36         30
 For the Year Ended
  December 31, 2003
 Class IA............    6,014,675      0.49         0.49          1.18         37
 Class IB............      562,979      0.74         0.74          0.93         37
 For the Year Ended
  December 31, 2002
 Class IA............    5,094,276      0.49         0.49          0.97         44
 Class IB............      296,767      0.72         0.74          0.75         44
 For the Year Ended
  December 31, 2001
 Class IA............    7,834,643      0.49         0.49          0.80         39
 Class IB............      271,475      0.67         0.74          0.62         39
 For the Year Ended
  December 31, 2000
 Class IA............    9,590,018      0.48         0.48          0.64         40
 Class IB............      136,077      0.66         0.73          0.46         40
HARTFORD U.S.
 GOVERNMENT
 SECURITIES HLS FUND
 For the Year Ended
  December 31, 2004
 Class IA............      523,819      0.47         0.47          3.08        247
 Class IB............      294,711      0.72         0.72          2.83        247
 For the Year Ended
  December 31, 2003
 Class IA............      514,243      0.47         0.47          2.74        191
 Class IB............      239,023      0.72         0.72          2.49        191
 For the Year Ended
  December 31, 2002
 Class IA............      590,626      0.49         0.49          3.47        283
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............      100,867      0.74(1)      0.74(1)       5.13(1)     283
 For the Year Ended
  December 31, 2001
 Class IA............      174,333      0.51         0.51          5.55        155
 For the Year Ended
  December 31, 2000
 Class IA............      141,415      0.52         0.52          6.28        128

--------------------------------------------------------------------------------

                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                      ----------------------------------------------------------------------------
                                               NET REALIZED
                                                   AND                                  DIVIDENDS
                      NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS    IN EXCESS
                      VALUE AT    INVESTMENT   GAIN (LOSS)       FROM       FROM NET      OF NET
                      BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT   INVESTMENT
                      OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME       INCOME
                      ---------   ----------   ------------   ----------   ----------   ----------
HARTFORD VALUE
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............   15.33         0.13          2.75          2.88        (0.05)          --
 Class IB............   15.27         0.16          2.72          2.83        (0.04)          --
 For the Year Ended
  December 31, 2003
 Class IA............   10.86         0.06          4.48          4.54        (0.07)          --
 Class IB............   10.84         0.08          4.41          4.49        (0.06)          --
 For the Year Ended
  December 31, 2002
 Class IA............   14.83         0.07         (3.68)        (3.61)       (0.09)          --
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............   13.51         0.02         (2.69)        (2.67)          --           --
 For the Year Ended
  December 31, 2001
 Class IA............   17.38         0.08         (0.48)        (0.40)       (0.11)          --
 For the Year Ended
  December 31, 2000
 Class IA............   15.65         0.14          2.68          2.82        (0.13)          --

                                 -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       -------------------------------------------------------------------------------------

                       DISTRIBUTIONS                                   NET INCREASE
                         FROM NET                                       (DECREASE)    NET ASSETS
                         REALIZED                                           IN         VALUE AT
                         GAINS ON      DISTRIBUTIONS       TOTAL        NET ASSETS      END OF       TOTAL
                        INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE         PERIOD      RETURN
                       -------------   -------------   -------------   ------------   ----------   ---------
HARTFORD VALUE
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............         --              --            (0.05)          2.83         18.16       18.87
 Class IB............         --              --            (0.04)          2.79         18.06       18.58
 For the Year Ended
  December 31, 2003
 Class IA............         --              --            (0.07)          4.47         15.33       41.87
 Class IB............         --              --            (0.06)          4.43         15.27       41.52
 For the Year Ended
  December 31, 2002
 Class IA............      (0.27)             --            (0.36)         (3.97)        10.86      (24.95)
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............         --              --               --          (2.67)        10.84      (19.74)(2)
 For the Year Ended
  December 31, 2001
 Class IA............      (2.04)             --            (2.15)         (2.55)        14.83       (2.55)
 For the Year Ended
  December 31, 2000
 Class IA............      (0.96)             --            (1.09)          1.73         17.38       18.49

                       -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                       --------------------------------------------------------------
                                      RATIO OF     RATIO OF     RATIO OF
                                      EXPENSES     EXPENSES       NET
                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                       -----------   ----------   ----------   ----------   ---------
HARTFORD VALUE
 OPPORTUNITIES HLS
 FUND
 For the Year Ended
  December 31, 2004
 Class IA............      259,593      0.67         0.67          1.10         80
 Class IB............       81,772      0.92         0.92          0.85         80
 For the Year Ended
  December 31, 2003
 Class IA............      156,879      0.71         0.71          0.62         48
 Class IB............       32,572      0.96         0.96          0.37         48
 For the Year Ended
  December 31, 2002
 Class IA............       88,793      0.73         0.73          0.60         67
 From inception April
  30, 2002 through
  December 31, 2002
 Class IB............        3,160      0.91(1)      0.91(1)       1.06(1)      67
 For the Year Ended
  December 31, 2001
 Class IA............      130,567      0.73         0.73          0.68        147
 For the Year Ended
  December 31, 2000
 Class IA............      111,590      0.76         0.76          0.87        171

---------------
(1) Annualized.
(2) Not annualized.
(3) Ratios do not reflect reductions for expense offset (See Note 3(e)).
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5) Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7) The Fund's previous investment adviser undertook to limit annual expenses for Capital Opportunities Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (.19%), respectively.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund (ten of the twenty-six portfolios comprising Hartford Series Fund, Inc.) and the Hartford Blue Chip HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford MidCap Stock HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund (ten of the portfolios comprising Hartford Series Fund II, Inc.) (collectively, the "Funds") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford Series Fund, Inc. were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford HLS Series Fund II, Inc. were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds identified above constituting Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLC

Boston, Massachusetts
February 8, 2005

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
(SF2)
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.
PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.



This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


         Annual Report
         December 31, 2004                                 (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                       ADVISERS IB                S&P 500 INDEX                   INDEX
                                                       -----------                -------------          ----------------------
12/31/94                                                  10000                       10000                       10000
                                                          10182                       10259                       10192
                                                          10551                       10659                       10428
                                                          10772                       10973                       10498
                                                          10950                       11295                       10645
                                                          11343                       11746                       11091
                                                          11550                       12019                       11180
                                                          11766                       12417                       11136
                                                          11845                       12446                       11279
                                                          12235                       12972                       11393
                                                          12151                       12924                       11561
                                                          12637                       13492                       11751
12/95                                                     12802                       13753                       11924
                                                          13080                       14220                       11998
                                                          13117                       14352                       11744
                                                          13180                       14490                       11645
                                                          13285                       14703                       11565
                                                          13520                       15081                       11546
                                                          13639                       15138                       11700
                                                          13325                       14469                       11727
                                                          13445                       14775                       11698
                                                          14027                       15605                       11906
                                                          14330                       16036                       12184
                                                          15191                       17246                       12409
12/96                                                     14888                       16905                       12270
                                                          15535                       17960                       12285
                                                          15593                       18102                       12311
                                                          15150                       17359                       12165
                                                          15831                       18394                       12342
                                                          16535                       19512                       12458
                                                          17249                       20387                       12607
                                                          18316                       22007                       12993
                                                          17408                       20775                       12847
                                                          18142                       21911                       13049
                                                          17808                       21179                       13258
                                                          18337                       22160                       13328
12/97                                                     18490                       22541                       13468
                                                          18755                       22789                       13658
                                                          19672                       24432                       13630
                                                          20415                       25683                       13672
                                                          20737                       25943                       13741
                                                          20554                       25496                       13888
                                                          21319                       26532                       14029
                                                          21467                       26250                       14041
                                                          19593                       22454                       14315
                                                          20393                       23894                       14724
                                                          21404                       25835                       14620
                                                          22216                       27401                       14707
12/98                                                     23000                       28980                       14744
                                                          23502                       30191                       14848
                                                          22594                       29253                       14495
                                                          23651                       30423                       14567
                                                          24274                       31601                       14603
                                                          23678                       30856                       14453
                                                          24566                       32569                       14408
                                                          24065                       31552                       14368
                                                          23845                       31395                       14356
                                                          23573                       30534                       14486
                                                          24375                       32465                       14523
                                                          24566                       33125                       14515
12/99                                                     25389                       35076                       14427
                                                          24502                       33314                       14423
                                                          24347                       32684                       14604
                                                          25992                       35880                       14815
                                                          25441                       34800                       14742
                                                          25128                       34086                       14729
                                                          25497                       34927                       15030
                                                          25256                       34381                       15189
                                                          26153                       36515                       15403
                                                          25466                       34588                       15461
                                                          25628                       34441                       15558
                                                          24795                       31728                       15824
12/00                                                     25155                       31884                       16137
                                                          25673                       33014                       16407
                                                          24692                       30006                       16577
                                                          23681                       28106                       16653
                                                          24662                       30287                       16528
                                                          24844                       30490                       16623
                                                          24208                       29749                       16703
                                                          24233                       29456                       17119
                                                          23310                       27614                       17339
                                                          22394                       25385                       17498
                                                          22914                       25870                       17942
                                                          23879                       27854                       17648
12/01                                                     23943                       28099                       17509
                                                          23624                       27689                       17637
                                                          23490                       27155                       17787
                                                          23908                       28176                       17426
                                                          22648                       26469                       17764
                                                          22498                       26275                       17928
                                                          21540                       24404                       18080
                                                          20805                       22503                       18298
                                                          20819                       22649                       18708
                                                          19447                       20189                       19110
                                                          20356                       21964                       18928
                                                          21322                       23256                       18939
12/02                                                     20594                       21890                       19441
                                                          20229                       21319                       19440
                                                          20086                       20999                       19786
                                                          20120                       21203                       19761
                                                          21146                       22948                       19972
                                                          22009                       24156                       20539
                                                          22180                       24465                       20457
                                                          22292                       24897                       19599
                                                          22532                       25381                       19729
                                                          22452                       25113                       20354
                                                          23174                       26531                       20095
                                                          23330                       26765                       20149
12/03                                                     24342                       28167                       20347
                                                          24475                       28684                       20532
                                                          24675                       29083                       20783
                                                          24437                       28644                       20974
                                                          24002                       28195                       20330
                                                          24197                       28581                       20226
                                                          24592                       29137                       20309
                                                          24015                       28172                       20524
                                                          24152                       28285                       20958
                                                          24111                       28592                       21031
                                                          24131                       29029                       21214
                                                          24576                       30203                       20978
12/04                                                     25190                       31230                       21201

    --- ADVISERS IB                -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                  $10,000 starting value
        $25,190 ending value           $10,000 starting value             $31,230 ending value
                                       $21,201 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Advisers IB(3)                   3.48%   -0.16%    9.68%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------
Lehman Government/Credit Bond
  Index                          4.19%    8.00%    7.80%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President and Partner
JOHN C. KEOGH
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers HLS Fund, Class IB returned 3.48% for the year ended December 31, 2004. The Fund underperformed the Composite Index (S&P 500 Index 55%, Lehman Brother Government/Credit 35%, Treasury Bill 10%), which returned 7.66%, and the Lipper Flexible Portfolio VA-UF Average, which returned 8.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. For the period, the S&P 500 index outperformed the Lehman Government/Corporate Index.

During the year, we maintained a high equity ratio in the Fund which helped absolute returns, but our relative results were held back by performance in the equity portion of the portfolio. The best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In Energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Within the fixed income portion of the Fund, returns were in line with the benchmark. Our fundamental high quality bias generated lower returns than an some of the lower quality segments of the market. We continue to believe a high quality approach is the correct one to seek downside protection during periods of stock market volatility. Our tactical duration management was a positive factor this year. We had a slightly short duration bias in anticipation of a stronger economy and higher interest rates and we barbelled the Fund's cashflow in anticipation of a flattening yield curve.

WHAT IS YOUR OUTLOOK AND STRATEGY?

At the end of the period we had an equity exposure in the Fund at 67%, which is at the higher end of our historical range. We believe that in 2005, the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result. An improving economic environment is also supportive of our slightly shorter duration posture, as interest rates should continue their rise as the Federal Reserve raises short term interest rates.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   1.4
-------------------------------------------------------------------
Communications                                              0.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.4
-------------------------------------------------------------------
Drugs                                                       8.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 6.0
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          5.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.0
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    2.7
-------------------------------------------------------------------
Government National Mortgage Association held as
  Collateral on Loaned Securities                           1.1
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Insurance                                                   5.3%
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.0
-------------------------------------------------------------------
Machinery                                                   2.2
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreements                                       1.7
-------------------------------------------------------------------
Retail                                                      3.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.9
-------------------------------------------------------------------
Software & Services                                         4.0
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.5
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
U.S. Government Agencies                                    0.7
-------------------------------------------------------------------
U.S. Treasury Bills held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.8
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                2.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           1.2
-------------------------------------------------------------------
U.S. Treasury Notes                                         9.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                2.3
-------------------------------------------------------------------
U.S. Treasury Strips held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Utilities                                                   0.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.3%
-------------------------------------------------------------------
Common Stocks                                              67.1
-------------------------------------------------------------------
Corporate Notes                                             9.9
-------------------------------------------------------------------
Foreign Bonds & Notes                                       0.8
-------------------------------------------------------------------
Short-Term Securities                                       8.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         23.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,019.73           $4.62
Hypothetical @           $1,000.00    $1,020.56           $4.62
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Bond HLS Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                       BOND IB                               INDEX
                                                                       -------                -----------------------------------
12/31/94                                                                10000                                10000
                                                                        10180                                10198
                                                                        10385                                10441
                                                                        10459                                10504
                                                                        10588                                10651
                                                                        11019                                11064
                                                                        11121                                11144
                                                                        11054                                11120
                                                                        11188                                11254
                                                                        11292                                11364
                                                                        11460                                11511
                                                                        11639                                11684
12/95                                                                   11819                                11848
                                                                        11877                                11926
                                                                        11639                                11718
                                                                        11558                                11636
                                                                        11458                                11571
                                                                        11451                                11548
                                                                        11591                                11703
                                                                        11613                                11734
                                                                        11590                                11714
                                                                        11791                                11918
                                                                        12050                                12183
                                                                        12303                                12391
12/96                                                                   12205                                12276
                                                                        12254                                12314
                                                                        12306                                12345
                                                                        12175                                12208
                                                                        12331                                12391
                                                                        12465                                12509
                                                                        12642                                12657
                                                                        13067                                12999
                                                                        12928                                12889
                                                                        13130                                13079
                                                                        13294                                13269
                                                                        13376                                13330
12/97                                                                   13556                                13465
                                                                        13740                                13637
                                                                        13725                                13626
                                                                        13789                                13672
                                                                        13845                                13744
                                                                        13990                                13874
                                                                        14121                                13992
                                                                        14114                                14021
                                                                        14237                                14250
                                                                        14611                                14583
                                                                        14453                                14506
                                                                        14597                                14589
12/98                                                                   14631                                14633
                                                                        14744                                14736
                                                                        14367                                14479
                                                                        14452                                14558
                                                                        14525                                14605
                                                                        14330                                14476
                                                                        14243                                14430
                                                                        14210                                14369
                                                                        14182                                14362
                                                                        14318                                14529
                                                                        14371                                14583
                                                                        14379                                14581
12/99                                                                   14311                                14511
                                                                        14282                                14463
                                                                        14452                                14638
                                                                        14672                                14831
                                                                        14646                                14788
                                                                        14653                                14781
                                                                        14986                                15088
                                                                        15079                                15226
                                                                        15267                                15447
                                                                        15361                                15544
                                                                        15399                                15646
                                                                        15629                                15903
12/00                                                                   15997                                16199
                                                                        16366                                16463
                                                                        16455                                16606
                                                                        16495                                16689
                                                                        16464                                16619
                                                                        16557                                16719
                                                                        16535                                16782
                                                                        16925                                17158
                                                                        17135                                17356
                                                                        17176                                17557
                                                                        17481                                17924
                                                                        17412                                17676
12/01                                                                   17355                                17563
                                                                        17418                                17706
                                                                        17489                                17877
                                                                        17242                                17581
                                                                        17597                                17921
                                                                        17780                                18074
                                                                        17773                                18229
                                                                        17807                                18450
                                                                        18147                                18762
                                                                        18301                                19066
                                                                        18388                                18978
                                                                        18590                                18972
12/02                                                                   19061                                19365
                                                                        19218                                19382
                                                                        19518                                19650
                                                                        19539                                19635
                                                                        19788                                19797
                                                                        20238                                20166
                                                                        20224                                20125
                                                                        19619                                19449
                                                                        19770                                19578
                                                                        20291                                20096
                                                                        20154                                19909
                                                                        20244                                19957
12/03                                                                   20505                                20160
                                                                        20682                                20322
                                                                        20847                                20542
                                                                        20965                                20696
                                                                        20467                                20158
                                                                        20390                                20077
                                                                        20485                                20190
                                                                        20657                                20390
                                                                        21012                                20779
                                                                        21097                                20836
                                                                        21302                                21010
                                                                        21218                                20843
12/04                                                                   21400                                21035

    --- BOND IB                    --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value         BOND INDEX
        $21,400 ending value           $10,000 starting value
                                       $21,035 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                  1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Bond IB(3)                        4.33%    8.38%     7.90%
----------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index                      4.34%    7.71%     7.72%
----------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Bond HLS Fund, Class IB returned 4.33% for the year ended December 31, 2004. The Fund outperformed the Lipper Intermediate Investment Grade Debt VA-UF Average, which returned 4.22% over the same period. The Fund underperformed the Lehman Brothers U.S. Aggregate Bond Index, which returned 4.34%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. economy grew at a solid pace in 2004. A "slow patch" that developed in the summer and drifted into fall gave way to an economy that continued to expand at a healthy pace toward the end of the year. While the labor market was not as robust as one might expect at this point in the cycle, both business and consumer sectors showed strength.

Returns in excess of the benchmark were due principally due to judicious sector allocation. The largest contributors to performance were allocations to high yield followed by allocations to non-dollar securities. Our high yield securities benefited from the growing economy in 2004 and from solid fundamentals. In addition, we maintained allocations to non-dollar throughout the year as we sought to capture opportunities in light of the falling dollar. By purchasing European government bonds, where economic growth has been slower than that in the U.S., we benefited from both the currency appreciation and the bonds' appreciation. Having an underweight to U.S. Treasuries also assisted Fund performance.

The Fund's performance was positively impacted by interest rate and yield curve decisions. During much of the year, the Fund was positioned for a rise in interest rates and for a strengthening economy. We implemented a barbell strategy to benefit from a flattening of the yield curve as the Federal Reserve continued to raise short rates, while the long end of the curve stayed stable or declined in yield.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As the New Year begins we expect continued moderate economic growth and further Federal Reserve tightening. While many worry about a slowdown in consumer and business spending, we are persuaded by the recent Federal Reserve analysis arguing for strong, self-sustaining economic growth and the need for monetary policy to become less accommodative. Accordingly, we continue to position portfolio duration slightly short of the index and for further yield curve flattening. We still are positive on the outlook for the corporate sector, but we expect future out performance to be the result of yield advantage rather than continued spread narrowing. We also believe that high yield and emerging markets will outperform in 2005 and are invested accordingly. We are maintaining a slight underweight to the residential mortgage pass-through sector. It should continue to perform well in the current environment of low rate volatility, but trade "expensive" to other spread sectors by historical measures. Our current non- dollar allocation is invested primarily in European government intermediate bonds hedged in U.S. dollars. With lower growth prospects overseas, this non-dollar position should mitigate price depreciation from a rise in U.S. interest rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.4%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       2.7
-------------------------------------------------------------------
Chemicals                                                   0.4
-------------------------------------------------------------------
Communications                                              3.6
-------------------------------------------------------------------
Construction                                                0.3
-------------------------------------------------------------------
Consumer Durables                                           0.1
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.8
-------------------------------------------------------------------
Federal Home Loan Bank                                      0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      3.1
-------------------------------------------------------------------
Federal National Mortgage Association                      18.9
-------------------------------------------------------------------
Financial Services                                         16.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.2
-------------------------------------------------------------------
Foreign Governments                                         9.7
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Government National Mortgage Association                    5.7
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   1.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               12.2
-------------------------------------------------------------------
Machinery                                                   0.2
-------------------------------------------------------------------
Media & Entertainment                                       3.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.0
-------------------------------------------------------------------
Real Estate                                                 0.2
-------------------------------------------------------------------
Repurchase Agreements                                       8.6
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.1
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
U.S. Inflation-Indexed Securities                           2.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         2.9
-------------------------------------------------------------------
Utilities                                                   6.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of December 31, 2004

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        11.3%
-------------------------------------------------------------------
Common Stock                                                0.0
-------------------------------------------------------------------
Convertible Bonds                                           1.0
-------------------------------------------------------------------
Corporate Notes                                            25.6
-------------------------------------------------------------------
Foreign Bonds & Notes                                      15.7
-------------------------------------------------------------------
Interest Only                                               1.5
-------------------------------------------------------------------
Municipal Bonds                                             0.4
-------------------------------------------------------------------
Short-Term Securities                                      20.8
-------------------------------------------------------------------
U.S. Treasuries & Federal Agencies                         36.9
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of December 31, 2004

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                        54.6%
-------------------------------------------------------------------
Aa                                                          5.3
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
Baa                                                        16.2
-------------------------------------------------------------------
Ba                                                          5.9
-------------------------------------------------------------------
B                                                           0.5
-------------------------------------------------------------------
N/R                                                        20.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,040.83           $3.85
Hypothetical @           $1,000.00    $1,021.37           $3.81
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.50% and 0.75% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                  CAPITAL APPRECIATION IB                 S&P 500 INDEX
                                                                  -----------------------                 -------------
12/31/94                                                                   10000                              10000
                                                                           10004                              10259
                                                                           10355                              10659
                                                                           10711                              10973
                                                                           11014                              11295
                                                                           11298                              11746
                                                                           11851                              12019
                                                                           12574                              12417
                                                                           12757                              12446
                                                                           13037                              12972
                                                                           12416                              12924
                                                                           12964                              13492
12/95                                                                      12993                              13753
                                                                           13187                              14220
                                                                           13532                              14352
                                                                           13733                              14490
                                                                           14388                              14703
                                                                           14823                              15081
                                                                           14446                              15138
                                                                           13411                              14469
                                                                           14113                              14775
                                                                           14941                              15605
                                                                           14922                              16036
                                                                           15719                              17246
12/96                                                                      15643                              16905
                                                                           16240                              17960
                                                                           15926                              18102
                                                                           15026                              17359
                                                                           15407                              18394
                                                                           17160                              19512
                                                                           17899                              20387
                                                                           19376                              22007
                                                                           19142                              20775
                                                                           20410                              21911
                                                                           19184                              21179
                                                                           19028                              22160
12/97                                                                      19090                              22541
                                                                           18914                              22789
                                                                           20699                              24432
                                                                           21512                              25683
                                                                           21888                              25943
                                                                           20921                              25496
                                                                           21322                              26532
                                                                           20786                              26250
                                                                           16646                              22454
                                                                           17624                              23894
                                                                           19343                              25835
                                                                           20546                              27401
12/98                                                                      21999                              28980
                                                                           22952                              30191
                                                                           21936                              29253
                                                                           23630                              30423
                                                                           24740                              31601
                                                                           24386                              30856
                                                                           25738                              32569
                                                                           25459                              31552
                                                                           25146                              31395
                                                                           24290                              30534
                                                                           25921                              32465
                                                                           27309                              33125
12/99                                                                      30186                              35076
                                                                           29570                              33314
                                                                           34129                              32684
                                                                           34952                              35880
                                                                           33112                              34800
                                                                           32010                              34086
                                                                           34000                              34927
                                                                           34048                              34381
                                                                           37485                              36515
                                                                           36119                              34588
                                                                           35081                              34441
                                                                           32167                              31728
12/00                                                                      34117                              31884
                                                                           36149                              33014
                                                                           34518                              30006
                                                                           32641                              28106
                                                                           35166                              30287
                                                                           35641                              30490
                                                                           34593                              29749
                                                                           33312                              29456
                                                                           31641                              27614
                                                                           27995                              25385
                                                                           28802                              25870
                                                                           30875                              27854
12/01                                                                      31694                              28099
                                                                           30841                              27689
                                                                           30183                              27155
                                                                           31336                              28176
                                                                           29644                              26469
                                                                           29528                              26275
                                                                           26905                              24404
                                                                           24734                              22503
                                                                           25308                              22649
                                                                           23394                              20189
                                                                           25128                              21964
                                                                           27064                              23256
12/02                                                                      25393                              21890
                                                                           24871                              21319
                                                                           24594                              20999
                                                                           24306                              21203
                                                                           26126                              22948
                                                                           28192                              24156
                                                                           28930                              24465
                                                                           29452                              24897
                                                                           30551                              25381
                                                                           30428                              25113
                                                                           32808                              26531
                                                                           33625                              26765
12/03                                                                      36063                              28167
                                                                           36648                              28684
                                                                           37979                              29083
                                                                           37995                              28644
                                                                           36551                              28195
                                                                           37322                              28581
                                                                           38896                              29137
                                                                           36945                              28172
                                                                           36381                              28285
                                                                           37674                              28592
                                                                           38533                              29029
                                                                           41334                              30203
12/04                                                                      42939                              31230

    --- CAPITAL APPRECIATION IB      --- S&P 500 INDEX
        $10,000 starting value           $10,000 starting value
        $42,939 ending value             $31,230 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
Capital Appreciation IB(3)      19.07%    7.30%   15.69%
--------------------------------------------------------------
S&P 500 Index                   10.87%   -2.30%   12.06%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IB returned 19.07% for year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Core VA-UF Average, which returned 12.06% and the Composite Index (Russell 2500 Index 60% and S&P 500 Index 40%), which returned 15.40% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the broad market was varied for the year as Energy and Utilities each rose more than 24%, while Information Technology and Health Care posted low-single-digit returns.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Consumer Staples, Financials, and Materials sectors. Wireless device maker Research in Motion Ltd. (communications) and computer security and domain registration firm VeriSign, Inc. (software & services) contributed to the positive results in Technology. Research in Motion Ltd.'s shares rose sharply during the year, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device.VeriSign, Inc. gained on continued growth in the global internet security market and record growth in domain name registrations.

In the Consumer Staples sector, agribusiness concern Bunge Ltd. (food, beverage & tobacco) rose sharply, benefiting from robust earnings growth driven by strong commodity demand. Financials top performer Countrywide Financial Corp. (banks) continued to gain market share throughout the year. In the Materials sector, Canadian mining firm Teck Cominco Ltd. (metals, minerals & mining), Brazilian iron ore producer Companhia Vale do Rio Doce ADR (metals, minerals & mining), and Canadian uranium miner Cameco Corp. (metals, minerals & mining) all rose on strong materials prices.

These strong returns were offset somewhat by weaker selection in the Health Care and Industrials sectors. Drug maker Pfizer, Inc. (drugs) fell throughout the year, most recently on concerns over potential side effects of its pain killing drug Celebrex. Similarly, AstraZeneca PLC, ADR (drugs) fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its non-small cell lung cancer drug Iressa. Other weak performers during the year included communications chip provider Broadcom Corp., Class A (electronics), Russian oil company Yukos (utilities), and retail security firm Checkpoint Systems, Inc. (communications).

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. We initiated a position in OSI Pharmaceuticals, Inc. (drugs), a biotechnology company focused on the discovery, development, and commercialization of oncology drugs. We expect OSI Pharmaceuticals, Inc. to quickly capture significant market share with Tarceva, a drug that has demonstrated a survival benefit for non-small cell lung cancer patients. We also initiated a position in video game manufacturer Electronic Arts, Inc. (software & services) which should appreciate ahead of

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

the next gaming cycle after strengthening the competitive position of its important Madden football title via an exclusive deal with the NFL.
At the end of the year, our bottom-up focus resulted in greater-than-benchmark weights in Materials and Technology and less-than-benchmark weights in Utilities and Health Care, reflecting our expectations of continued global economic expansion.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   73.3%
-------------------------------------------------------------------
Japan                                                       7.1
-------------------------------------------------------------------
Canada                                                      5.1
-------------------------------------------------------------------
South Korea                                                 4.1
-------------------------------------------------------------------
United Kingdom                                              3.0
-------------------------------------------------------------------
Brazil                                                      1.9
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Taiwan                                                      1.6
-------------------------------------------------------------------
Switzerland                                                 1.5
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Germany                                                     1.4
-------------------------------------------------------------------
South Africa                                                1.0
-------------------------------------------------------------------
Ireland                                                     0.7
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Indonesia                                                   0.1
-------------------------------------------------------------------
Greece                                                      0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.2%
-------------------------------------------------------------------
Business Services                                           0.9
-------------------------------------------------------------------
Chemicals                                                   2.8
-------------------------------------------------------------------
Communications                                              5.9
-------------------------------------------------------------------
Computers & Office Equipment                                3.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.6
-------------------------------------------------------------------
Drugs                                                       4.3
-------------------------------------------------------------------
Electronics                                                 8.8
-------------------------------------------------------------------
Energy & Services                                           7.6
-------------------------------------------------------------------
Financial Services                                          3.7
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.1
-------------------------------------------------------------------
Forest & Paper Products                                     1.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.4
-------------------------------------------------------------------
Insurance                                                   4.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.6
-------------------------------------------------------------------
Machinery                                                   3.3
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.1%
-------------------------------------------------------------------
Metals, Minerals & Mining                                   8.6
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                2.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.5
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.8
-------------------------------------------------------------------
Software & Services                                         5.5
-------------------------------------------------------------------
Transportation                                              6.0
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
U.S. Treasury Notes held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (4.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                      EXPENSES PAID
                         BEGINNING      ENDING      DURING PERIOD **
                          ACCOUNT      ACCOUNT        JULY 1, 2004
                           VALUE        VALUE            THROUGH
                          JULY 1,    DECEMBER 31,     DECEMBER 31,
                           2004          2004             2004
---------------------------------------------------------------------
CLASS IB
Actual                   $1,000.00    $1,099.22           $5.01
Hypothetical @           $1,000.00    $1,020.36           $4.82
---------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.70% and 0.95% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Dividend and Growth HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   DIVIDEND AND GROWTH IB                 S&P 500 INDEX
                                                                   ----------------------                 -------------
12/31/94                                                                   10000                              10000
                                                                           10209                              10259
                                                                           10558                              10659
                                                                           10816                              10973
                                                                           11032                              11295
                                                                           11532                              11746
                                                                           11590                              12019
                                                                           11862                              12416
                                                                           12062                              12447
                                                                           12674                              12972
                                                                           12564                              12923
                                                                           13168                              13492
12/95                                                                      13603                              13752
                                                                           13954                              14219
                                                                           14080                              14352
                                                                           14464                              14490
                                                                           14528                              14703
                                                                           14831                              15082
                                                                           15043                              15139
                                                                           14579                              14471
                                                                           14792                              14777
                                                                           15495                              15608
                                                                           15941                              16038
                                                                           16829                              17249
12/96                                                                      16678                              16907
                                                                           17548                              17963
                                                                           17804                              18104
                                                                           17134                              17362
                                                                           17723                              18397
                                                                           18877                              19516
                                                                           19912                              20390
                                                                           21092                              22012
                                                                           20093                              20780
                                                                           21302                              21917
                                                                           20668                              21186
                                                                           21528                              22166
12/97                                                                      21941                              22546
                                                                           22254                              22795
                                                                           23239                              24438
                                                                           24499                              25689
                                                                           24379                              25947
                                                                           23971                              25502
                                                                           24311                              26537
                                                                           24139                              26255
                                                                           21077                              22459
                                                                           22478                              23898
                                                                           24040                              25841
                                                                           24763                              27406
12/98                                                                      25490                              28985
                                                                           25269                              30197
                                                                           24898                              29259
                                                                           25534                              30429
                                                                           27096                              31608
                                                                           26407                              30862
                                                                           27306                              32575
                                                                           26447                              31558
                                                                           25759                              31401
                                                                           25095                              30540
                                                                           26565                              32472
                                                                           26433                              33132
12/99                                                                      26796                              35083
                                                                           25714                              33321
                                                                           24296                              32691
                                                                           26977                              35887
                                                                           26648                              34807
                                                                           27208                              34093
                                                                           26368                              34934
                                                                           26362                              34388
                                                                           27888                              36523
                                                                           28145                              34595
                                                                           28731                              34448
                                                                           28152                              31734
12/00                                                                      29678                              31890
                                                                           29249                              33021
                                                                           28958                              30012
                                                                           28033                              28111
                                                                           29470                              30293
                                                                           29996                              30496
                                                                           29233                              29755
                                                                           29445                              29462
                                                                           28482                              27619
                                                                           26621                              25390
                                                                           26631                              25875
                                                                           28108                              27859
12/01                                                                      28428                              28105
                                                                           28491                              27695
                                                                           28955                              27161
                                                                           29757                              28182
                                                                           28505                              26474
                                                                           28769                              26280
                                                                           27228                              24409
                                                                           25034                              22507
                                                                           24857                              22654
                                                                           22110                              20193
                                                                           23785                              21968
                                                                           25418                              23260
12/02                                                                      24329                              21895
                                                                           23497                              21323
                                                                           23012                              21003
                                                                           22968                              21207
                                                                           24681                              22952
                                                                           26265                              24160
                                                                           26499                              24470
                                                                           26758                              24901
                                                                           27348                              25386
                                                                           27028                              25117
                                                                           28310                              26536
                                                                           28838                              26769
12/03                                                                      30772                              28172
                                                                           30858                              28689
                                                                           31438                              29088
                                                                           31036                              28649
                                                                           30743                              28200
                                                                           30765                              28586
                                                                           31563                              29142
                                                                           30861                              28178
                                                                           31103                              28290
                                                                           31643                              28597
                                                                           31988                              29034
                                                                           33338                              30208
12/04                                                                      34508                              31236

    --- DIVIDEND AND GROWTH IB      --- S&P 500 INDEX
        $10,000 starting value          $10,000 starting value
        $34,508 ending value            $31,236 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                         1 YEAR   5 YEAR    10 YEAR
---------------------------------------------------------
Dividend and Growth
  IB(3)                  12.14%    5.19%    13.19%
---------------------------------------------------------
S&P 500 Index            10.87%   -2.30%    12.06%
---------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Dividend and Growth HLS Fund, Class IB returned 12.14% for the year ended December 31, 2004. The Fund outperformed the S&P 500 Index, which returned 10.87% over the same period. The Fund underperformed the Lipper Equity Income VA-UF Average, which returned 13.66% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

2004 finished strongly following the U.S. Presidential election. Oil prices peaked in October and have retreated roughly $8/barrel since then. This softening in energy costs was viewed as a positive for corporate earnings. The Federal Funds rate continued its rise to 2.25%, but this higher level for short term rates did not significantly alter long term rates. Asian demand for U.S. goods and services, a key driver of U.S. industrial growth, remained solid. The weak U.S. dollar also contributed to corporate earnings growth. Overall, the economy performed well, even with modest concerns about the consumer's ability to grow spending.

The Fund's outperformance relative to the S&P 500 index was attributable mainly to the Fund's strong security selection within Information Technology as well as an overweight position in the Energy sector. Personal computer manufacturer, Apple Computer, Inc. (computers & office equipment) helped boost returns in the Information Technology sector. It remains one of the most innovative computer companies in the world. However, we eliminated Apple Computer, Inc. as the stock reached our valuation target. The two top absolute contributors to Fund performance during the period were both Energy stocks: ExxonMobil Corp. (energy & services) and Encana Corp. (energy & services). Robust earnings from persistently high natural gas prices led to Energy being the year's best performing sector. However, the Energy sector also lagged in the last few months of the year as the price of oil fell from its peak.

Stock selection in the Materials sector detracted most from performance during the period. In particular, Alcoa, Inc. (metals, minerals & mining) lagged because of the drag of labor issues at several plants. This dispute appears to be resolved now and we continue to hold the stock. Other stocks that detracted from the Fund's performance include Marsh & McLennan Cos., Inc. (insurance) and Pfizer, Inc. (drugs). Marsh & McLennan Cos., Inc. was charged by Eliot Spitzer with rigging bids in its insurance brokerage division. With positive changes in top management, and now that the regulatory issues appear to be clarified, we now have much better visibility of earnings.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Our disciplined focuses primarily on the supply/demand balance in most sectors. We remain convinced that Energy prices will be high in coming years based upon a combination of higher-than-expected Asian demand and a more weakened supply response. We are becoming more selective in the Materials sector as these stocks reach fair value. The pharmaceuticals industry is becoming more interesting as bad news continues to bring valuations down.

We maintain our overweight positions in Energy and Materials, as we are seeing improving fundamentals slowly play out. Going

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

forward, we expect the Fund's cyclical holdings to continue to perform well.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   94.2%
-------------------------------------------------------------------
United Kingdom                                              3.4
-------------------------------------------------------------------
Canada                                                      2.6
-------------------------------------------------------------------
France                                                      1.9
-------------------------------------------------------------------
Switzerland                                                 1.6
-------------------------------------------------------------------
Netherlands                                                 1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                        PERCENTAGE
                                                          OF NET
INDUSTRY                                                  ASSETS
--------------------------------------------------------------------
Banks                                                        8.6%
--------------------------------------------------------------------
Chemicals                                                    4.0
--------------------------------------------------------------------
Communications                                               5.5
--------------------------------------------------------------------
Computers & Office Equipment                                 3.7
--------------------------------------------------------------------
Consumer Non-Durables                                        2.6
--------------------------------------------------------------------
Drugs                                                        7.4
--------------------------------------------------------------------
Electronics                                                  4.4
--------------------------------------------------------------------
Energy & Services                                           13.7
--------------------------------------------------------------------
Financial Services                                           3.0
--------------------------------------------------------------------
Food, Beverage & Tobacco                                     4.0
--------------------------------------------------------------------
Forest & Paper Products                                      4.8
--------------------------------------------------------------------
Insurance                                                    5.4
--------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                 4.4
--------------------------------------------------------------------
Machinery                                                    2.8
--------------------------------------------------------------------
Media & Entertainment                                        3.2
--------------------------------------------------------------------
Medical Instruments & Supplies                               0.8
--------------------------------------------------------------------
Metals, Minerals & Mining                                    2.1
--------------------------------------------------------------------
Repurchase Agreements                                        3.7
--------------------------------------------------------------------
Retail                                                       3.5
--------------------------------------------------------------------
Software & Services                                          1.3
--------------------------------------------------------------------
Transportation                                               8.1
--------------------------------------------------------------------
U.S. Government Agencies                                     1.3
--------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                 0.2
--------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                            0.6
--------------------------------------------------------------------
Utilities                                                    6.0
--------------------------------------------------------------------
Other Assets and Liabilities                                (5.1)
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                 BEGINNING      ENDING        EXPENSES PAID
                                  ACCOUNT      ACCOUNT      DURING PERIOD **
                                   VALUE        VALUE         JULY 1, 2004
                                  JULY 1,    DECEMBER 31,        THROUGH
                                   2004          2004       DECEMBER 31, 2004
-----------------------------------------------------------------------------
CLASS IB
Actual                           $1,000.00    $1,088.67           $4.83
Hypothetical @                   $1,000.00    $1,020.51           $4.67
-----------------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.67% and 0.92% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                               INTERNATIONAL OPPORTUNITIES IB     MSCI AC WORLD FREE EX US INDEX
                                                               ------------------------------     ------------------------------
12/31/94                                                                   10000                              10000
                                                                            9610                               9546
                                                                            9557                               9494
                                                                            9963                              10031
                                                                           10231                              10422
                                                                           10365                              10376
                                                                           10359                              10233
                                                                           10921                              10813
                                                                           10691                              10438
                                                                           10791                              10616
                                                                           10772                              10333
                                                                           11011                              10576
12/95                                                                      11365                              10994
                                                                           11652                              11145
                                                                           11747                              11145
                                                                           11915                              11353
                                                                           12357                              11697
                                                                           12251                              11521
                                                                           12242                              11580
                                                                           11809                              11195
                                                                           11889                              11261
                                                                           12076                              11540
                                                                           12064                              11425
                                                                           12670                              11865
12/96                                                                      12802                              11728
                                                                           12671                              11513
                                                                           12722                              11724
                                                                           12732                              11699
                                                                           12650                              11798
                                                                           13476                              12527
                                                                           14099                              13218
                                                                           14513                              13485
                                                                           13444                              12424
                                                                           14173                              13096
                                                                           13098                              11981
                                                                           12888                              11831
12/97                                                                      12813                              11968
                                                                           12960                              12326
                                                                           13833                              13148
                                                                           14489                              13602
                                                                           14820                              13700
                                                                           14918                              13451
                                                                           14941                              13401
                                                                           15096                              13528
                                                                           12894                              11620
                                                                           12398                              11375
                                                                           13305                              12566
                                                                           14076                              13242
12/98                                                                      14471                              13698
                                                                           14886                              13683
                                                                           14526                              13377
                                                                           15353                              14023
                                                                           15936                              14724
                                                                           15274                              14032
                                                                           16020                              14677
                                                                           16428                              15022
                                                                           16449                              15074
                                                                           16545                              15176
                                                                           17096                              15741
                                                                           18073                              16370
12/99                                                                      20202                              17931
                                                                           19065                              16958
                                                                           20446                              17416
                                                                           20257                              18072
                                                                           19137                              17063
                                                                           18331                              16627
                                                                           19043                              17335
                                                                           18453                              16650
                                                                           18701                              16856
                                                                           17729                              15921
                                                                           16876                              15415
                                                                           16113                              14724
12/00                                                                      16717                              15226
                                                                           16815                              15455
                                                                           15466                              14231
                                                                           14365                              13225
                                                                           15437                              14125
                                                                           14836                              13735
                                                                           14362                              13208
                                                                           14046                              12914
                                                                           13654                              12593
                                                                           12212                              11257
                                                                           12535                              11573
                                                                           13278                              12102
12/01                                                                      13562                              12258
                                                                           12952                              11733
                                                                           12990                              11817
                                                                           13711                              12508
                                                                           13646                              12540
                                                                           13809                              12677
                                                                           13201                              12129
                                                                           11857                              10947
                                                                           11718                              10948
                                                                           10328                               9787
                                                                           11093                              10312
                                                                           11611                              10808
12/02                                                                      11105                              10459
                                                                           10614                              10092
                                                                           10306                               9887
                                                                           10094                               9695
                                                                           11019                              10630
                                                                           11651                              11307
                                                                           11838                              11620
                                                                           12180                              11929
                                                                           12625                              12284
                                                                           12729                              12628
                                                                           13487                              13447
                                                                           13763                              13740
12/03                                                                      14743                              14789
                                                                           14925                              15027
                                                                           15273                              15409
                                                                           15376                              15503
                                                                           14956                              15022
                                                                           15059                              15056
                                                                           15434                              15396
                                                                           14729                              14947
                                                                           14751                              15067
                                                                           15192                              15551
                                                                           15756                              16092
                                                                           16722                              17209
12/04                                                                      17366                              17948

    --- INTERNATIONAL OPPORTUNITIES IB      --- MSCI AC WORLD FREE EX U.S. INDEX
        $10,000 starting value                  $10,000 starting value
        $17,366 ending value                    $17,948 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                1 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------
International Opportunities
  IB(3)                         17.79%   -2.98%    5.67%
--------------------------------------------------------------
MSCI AC World Free ex US Index  21.36%    0.02%    6.02%
--------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner and Director of Global Equity Strategies

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Opportunities HLS Fund, Class IB returned 17.79% for the year ended December 31, 2004. The Fund underperformed both the Lipper International Core VA-UF Average, which returned 17.93% and the Morgan Stanley Capital International (MSCI) All-Country World Free ex US Index, which returned 21.36% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers relative attractiveness of countries and sectors as well as fundamental company analysis. Relative to the benchmark, the Fund's regional allocation decisions were generally positive, driven primarily by an overweight in emerging markets and an underweight in Japan. Sector decisions detracted value, driven primarily by an overweight in Health Care and underweights in Materials and Financials. Materials names benefited from growing demand from China. Strong stock selection in the Energy and Industrials sectors was offset by poor selection in Consumer Discretionary and Financials.

Despite underperforming the index, the Fund recorded strong absolute returns during the period. Average returns were above 15% in eight of the ten sectors. Pharmaceutical company Elan Corp., PLC, ADR (drugs) was the top contributor to absolute Fund returns due to promising data for its multiple sclerosis drug Antegren. Aided by record high oil prices, three Energy companies, Total S.A., ADR (energy & services), Ente Nazional Idrocarburi S.p.A. (energy & services), and SK Corp. (energy & services), were also strong drivers of returns during the year. The largest detractors from absolute Fund returns were insurer Converium Holding AG (consumer services) and pharmaceutical company AstraZeneca PLC, ADR (drugs). Converium Holding AG surprised us and the market by announcing a large reserve charge and associated capital raising to cover recently discovered losses on business written prior to its spin-out from Zurich Insurance. We have eliminated Converium Holding AG from the Fund.

WHAT IS YOUR OUTLOOK AND STRATEGY?

As we head into 2005, we believe that the global investment environment will be dominated by two processes: investors adjusting their GDP expectations downward to a slower than historical trend OECD growth environment; and the U.S. Fed gradually restoring short rates to "normal" as it combats pass through inflation from a weaker U.S. dollar and higher commodity prices. We expect that Europe will continue to muddle through, Japan is relatively well positioned despite near-term pressures, and Pac Basin ex-Japan is a mixed bag.

We remain overweight in Continental Europe and underweight in the U.K. As a result of the strong euro, deflationary pressures are building in the economy and will allow the European Central Bank to keep interest rates at the historic low of 2%, helping maintain a modest level of growth. We remain underweight in the U.K. due to concerns about rising interest rates and a gradually deflating housing bubble. We maintained our underweight in Japan during the quarter, but are looking to add to our holdings at the margin. Japan's economy lost some momentum in recent months as exports, consumption and industrial production all

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

slowed. While some have concluded from this that the recent recovery was yet another false dawn, we believe Japan will overcome the temporary growth lull without falling back into recession and that this expansion will extend beyond 2006. We added to our holdings in developed Asia ex-Japan while trimming our positions in the emerging markets of the region and continue to have an overweight in the combined position. The emerging economies in Asia and elsewhere are likely to pick up some of the slack from the developed economies as they are in a more sound structural position than in the past and are transitioning from sources of global instability to more stable long-term growth engines, helped by the weak U.S. dollar and strong demand for raw materials from China.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.5%
-------------------------------------------------------------------
Apparel & Textile                                           2.1
-------------------------------------------------------------------
Banks                                                      11.2
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.6
-------------------------------------------------------------------
Communications                                             11.9
-------------------------------------------------------------------
Computers & Office Equipment                                2.2
-------------------------------------------------------------------
Construction                                                1.5
-------------------------------------------------------------------
Consumer Durables                                           1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.4
-------------------------------------------------------------------
Drugs                                                       5.3
-------------------------------------------------------------------
Electronics                                                 2.3
-------------------------------------------------------------------
Energy & Services                                           9.6
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    7.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.7
-------------------------------------------------------------------
Insurance                                                   3.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   0.8
-------------------------------------------------------------------
Media & Entertainment                                       6.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate                                                 1.8
-------------------------------------------------------------------
Repurchase Agreements                                       2.0
-------------------------------------------------------------------
Retail                                                      5.4
-------------------------------------------------------------------
Software & Services                                         1.0
-------------------------------------------------------------------
Transportation                                              4.5
-------------------------------------------------------------------
Utilities                                                   1.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United Kingdom                                             17.3%
-------------------------------------------------------------------
United States of America                                   15.3
-------------------------------------------------------------------
France                                                     15.0
-------------------------------------------------------------------
Japan                                                      14.1
-------------------------------------------------------------------
Germany                                                     8.1
-------------------------------------------------------------------
Netherlands                                                 5.3
-------------------------------------------------------------------
Switzerland                                                 5.0
-------------------------------------------------------------------
Canada                                                      4.9
-------------------------------------------------------------------
Hong Kong                                                   4.0
-------------------------------------------------------------------
Italy                                                       3.7
-------------------------------------------------------------------
Sweden                                                      2.8
-------------------------------------------------------------------
Taiwan                                                      2.4
-------------------------------------------------------------------
Ireland                                                     1.9
-------------------------------------------------------------------
South Korea                                                 1.7
-------------------------------------------------------------------
Belgium                                                     1.7
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.7
-------------------------------------------------------------------
Hungary                                                     0.7
-------------------------------------------------------------------
Austria                                                     0.7
-------------------------------------------------------------------
Egypt                                                       0.6
-------------------------------------------------------------------
Philippines                                                 0.5
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Thailand                                                    0.4
-------------------------------------------------------------------
Australia                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,119.92           $5.60
Hypothetical @          $1,000.00    $1,019.86           $5.33
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.80% and 1.05% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Small Company HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 8/9/96 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                      SMALL COMPANY IB              RUSSELL 2000 GROWTH INDEX
                                                                      ----------------              -------------------------
8/9/96                                                                     10000                              10000
                                                                           10234                              10231
                                                                           10820                              10758
                                                                           10483                              10294
                                                                           10740                              10580
12/96                                                                      10705                              10786
                                                                           10733                              11056
                                                                           10537                              10388
                                                                            9979                               9655
                                                                           10070                               9543
                                                                           11158                              10978
                                                                           11810                              11350
                                                                           12314                              11931
                                                                           12585                              12290
                                                                           13810                              13270
                                                                           12960                              12473
                                                                           12734                              12176
12/97                                                                      12640                              12183
                                                                           12233                              12020
                                                                           13626                              13081
                                                                           14194                              13630
                                                                           14331                              13714
                                                                           13583                              12717
                                                                           13749                              12847
                                                                           13257                              11774
                                                                           10092                               9056
                                                                           11034                               9975
                                                                           11842                              10495
                                                                           12620                              11309
12/98                                                                      14082                              12332
                                                                           14773                              12887
                                                                           13187                              11708
                                                                           14335                              12125
                                                                           15526                              13196
                                                                           15842                              13217
                                                                           17170                              13913
                                                                           17142                              13483
                                                                           16778                              12979
                                                                           17157                              13229
                                                                           17733                              13568
                                                                           19661                              15002
12/99                                                                      23312                              17647
                                                                           22553                              17482
                                                                           26559                              21550
                                                                           26081                              19285
                                                                           23770                              17338
                                                                           21115                              15820
                                                                           24137                              17863
                                                                           22129                              16332
                                                                           23901                              18050
                                                                           22862                              17153
                                                                           21458                              15761
                                                                           18822                              12899
12/00                                                                      20217                              13689
                                                                           19368                              14797
                                                                           17244                              12768
                                                                           15770                              11608
                                                                           17929                              13029
                                                                           17708                              13330
                                                                           17990                              13694
                                                                           17032                              12526
                                                                           16321                              11743
                                                                           13740                               9849
                                                                           14863                              10796
                                                                           16293                              11697
12/01                                                                      17170                              12425
                                                                           16891                              11983
                                                                           16111                              11208
                                                                           17315                              12182
                                                                           16888                              11918
                                                                           16227                              11222
                                                                           15123                              10270
                                                                           12668                               8691
                                                                           12415                               8687
                                                                           11905                               8060
                                                                           12336                               8468
                                                                           13098                               9307
12/02                                                                      11951                               8665
                                                                           11639                               8429
                                                                           11425                               8204
                                                                           11822                               8328
                                                                           13067                               9116
                                                                           14505                              10143
                                                                           14963                              10339
                                                                           16020                              11120
                                                                           16811                              11718
                                                                           16221                              11421
                                                                           17733                              12408
                                                                           18234                              12812
12/03                                                                      18582                              12870
                                                                           19341                              13546
                                                                           19373                              13525
                                                                           19752                              13588
                                                                           18732                              12906
                                                                           19074                              13163
                                                                           19500                              13601
                                                                           17894                              12380
                                                                           17144                              12113
                                                                           18475                              12783
                                                                           18822                              13094
                                                                           19912                              14200
12/04                                                                      20793                              14711

    --- SMALL COMPANY IB       --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting           $10,000 starting value
        value                      $14,711 ending value
        $20,793 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                               SINCE
                           1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
Small Company IB(3)        11.90%   -2.26%     9.11%
------------------------------------------------------------
Russell 2000 Growth Index  14.31%   -3.57%     4.69%**
------------------------------------------------------------

 ** Return is from 7/31/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Small Company HLS Fund, Class IB returned 11.90% for the year ended December 31, 2004. The Fund outperformed the Lipper Small Cap Core VA-UF Average, which returned 11.63% over the same period. The Fund underperformed the Russell 2000 Growth Index, which returned 14.31% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

All major equity indexes posted positive returns over the twelve month period. Small cap stocks continued to outperform large cap stocks and value stocks exceeded growth stocks. Within the Russell 2000 Growth Index, nine of ten sectors advanced. Energy, Materials and Industrials were the strongest performing sectors. The Utilities and Health Care sectors were relatively weak, while Information Technology was the only sector to decline during the twelve month period.

The Fund's performance trailed the benchmark due to unfavorable stock selection, primarily within Health Care, Consumer Discretionary and Materials sectors. For example, the Fund held greater-than-benchmark allocations to stocks such as NPS Pharmaceuticals, Inc. (drugs) and GrafTech International Ltd. (electronics), which declined.

Although Information Technology was the weakest area of the market, our stock selection within the sector contributed positively to benchmark-relative returns. In addition, holdings in Telecommunication Services and Energy favorably impacted relative performance. Leading contributors to the Fund's performance were American Tower Corp., Class A (communications), which, through its broad network of towers, has been successful at addressing the needs of wireless service providers and radio and television broadcast companies on a national basis. Crown Castle International Corp. (communications) also advanced significantly during the annual period. Lastly, another stand out performer during the period was Sirius Satellite Radio, Inc. (communications), a provider of satellite radio service. The sharp rise in the company's stock price over the past several months made its market capitalization too large for our investment universe and resulted in our sale of the position.

On an absolute basis, the Fund's Information Technology holdings were the greatest drag on performance. ON Semiconductor Corp. (electronics) and Sierra Wireless, Inc. (computers & office equipment) were the two greatest detractors from performance. We continued to own Sierra Wireless, Inc. as of the end of the period, but sold our position in ON Semiconductor Corp.

While the Fund's sector allocations are a fallout of our bottom-up investment process, we also benefited from sector positioning during the period. Specifically, underweight positions in the poor performing Information Technology sectors, as well as overweight positions in Telecommunications Services and Industrials were additive to the Fund's return.

WHAT IS YOUR OUTLOOK AND STRATEGY?

The U.S. is unlikely to escape the effects of a global slowdown, especially as the Federal Reserve continues to lift interest rates after five consecutive rises in 2004. The downdraft in the U.S. dollar also will spark concerns about inflation and the current account deficit, all leading to further Federal Reserve rate hikes in 2005. For the last three-to-six months, the Fund has been positioned for slower economic growth, and thus underperformed the benchmark during 2004's year-end rally. We still expect 2005 will be a year of

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

slower economic growth, marked by decelerating business investment and sluggish consumer spending.

Therefore, we will continue to focus on individual stock selection across all sectors. As of the end of the annual period, we are overweight Consumer Discretionary, Industrials and Materials sectors. The Fund's allocations to Information Technology, Health Care and Financials sectors are underweight relative to the benchmark.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           0.9%
-------------------------------------------------------------------
Banks                                                       1.9
-------------------------------------------------------------------
Business Services                                           3.4
-------------------------------------------------------------------
Communications                                             10.4
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Construction                                                2.2
-------------------------------------------------------------------
Consumer Durables                                           1.2
-------------------------------------------------------------------
Consumer Non-Durables                                       1.3
-------------------------------------------------------------------
Consumer Services                                           1.2
-------------------------------------------------------------------
Drugs                                                       7.7
-------------------------------------------------------------------
Education                                                   1.2
-------------------------------------------------------------------
Electrical Equipment                                        1.4
-------------------------------------------------------------------
Electronics                                                10.7
-------------------------------------------------------------------
Energy & Services                                           7.5
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.5
-------------------------------------------------------------------
Health Services                                             2.7
-------------------------------------------------------------------
Hotels & Gaming                                             1.6
-------------------------------------------------------------------
Insurance                                                   2.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.6
-------------------------------------------------------------------
Media & Entertainment                                       2.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.9
-------------------------------------------------------------------
Real Estate                                                 2.9
-------------------------------------------------------------------
Research & Testing Facilities                               3.1
-------------------------------------------------------------------
Retail                                                      7.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.5
-------------------------------------------------------------------
Software & Services                                         9.4
-------------------------------------------------------------------
Transportation                                             10.8
-------------------------------------------------------------------
Utilities                                                   0.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,061.27           $5.18
Hypothetical @          $1,000.00    $1,020.11           $5.08
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          STOCK IB                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                   10000                              10000
                                                                           10158                              10259
                                                                           10621                              10659
                                                                           10943                              10973
                                                                           11146                              11295
                                                                           11522                              11746
                                                                           11813                              12019
                                                                           12205                              12417
                                                                           12248                              12446
                                                                           12790                              12972
                                                                           12543                              12924
                                                                           13214                              13492
12/95                                                                      13376                              13753
                                                                           13778                              14220
                                                                           14004                              14352
                                                                           14178                              14490
                                                                           14409                              14703
                                                                           14829                              15081
                                                                           14940                              15138
                                                                           14429                              14469
                                                                           14636                              14775
                                                                           15447                              15605
                                                                           15774                              16036
                                                                           16993                              17246
12/96                                                                      16594                              16905
                                                                           17634                              17960
                                                                           17718                              18102
                                                                           17108                              17359
                                                                           18096                              18394
                                                                           19179                              19512
                                                                           20229                              20387
                                                                           21692                              22007
                                                                           20310                              20775
                                                                           21379                              21911
                                                                           20677                              21179
                                                                           21570                              22160
12/97                                                                      21746                              22541
                                                                           22013                              22789
                                                                           23678                              24432
                                                                           24998                              25683
                                                                           25549                              25943
                                                                           25106                              25496
                                                                           26359                              26532
                                                                           26605                              26250
                                                                           22707                              22454
                                                                           23718                              23894
                                                                           25853                              25835
                                                                           27442                              27401
12/98                                                                      28965                              28980
                                                                           29849                              30191
                                                                           29175                              29253
                                                                           30491                              30423
                                                                           31752                              31601
                                                                           30759                              30856
                                                                           32718                              32569
                                                                           31779                              31552
                                                                           31388                              31395
                                                                           30592                              30534
                                                                           32255                              32465
                                                                           32714                              33125
12/99                                                                      34633                              35076
                                                                           32751                              33314
                                                                           32226                              32684
                                                                           35550                              35880
                                                                           34491                              34800
                                                                           33865                              34086
                                                                           34267                              34927
                                                                           33593                              34381
                                                                           35247                              36515
                                                                           33665                              34588
                                                                           33853                              34441
                                                                           31801                              31728
12/00                                                                      32135                              31884
                                                                           32989                              33014
                                                                           30674                              30006
                                                                           28570                              28106
                                                                           30669                              30287
                                                                           30920                              30490
                                                                           29589                              29749
                                                                           29247                              29456
                                                                           27219                              27614
                                                                           25320                              25385
                                                                           25932                              25870
                                                                           27952                              27854
12/01                                                                      28154                              28099
                                                                           27458                              27689
                                                                           27062                              27155
                                                                           28042                              28176
                                                                           25626                              26469
                                                                           25256                              26275
                                                                           23469                              24404
                                                                           22010                              22503
                                                                           21822                              22649
                                                                           19396                              20189
                                                                           21152                              21964
                                                                           22743                              23256
12/02                                                                      21279                              21890
                                                                           20719                              21319
                                                                           20307                              20999
                                                                           20387                              21203
                                                                           21944                              22948
                                                                           23017                              24155
                                                                           23356                              24464
                                                                           23939                              24896
                                                                           24249                              25380
                                                                           23855                              25111
                                                                           25114                              26530
                                                                           25344                              26763
12/03                                                                      26846                              28166
                                                                           26981                              28683
                                                                           27179                              29081
                                                                           26704                              28643
                                                                           26347                              28194
                                                                           26690                              28580
                                                                           27272                              29135
                                                                           26292                              28171
                                                                           26308                              28284
                                                                           26217                              28591
                                                                           26176                              29027
                                                                           27008                              30201
12/04                                                                      27895                              31276

    --- STOCK IB                   --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $27,895 ending value           $31,276 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Stock IB(3)     3.91%   -4.23%   10.80%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IB returned 3.91% for the year ended December 31, 2004. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, which returned 8.60% and the S&P 500 Index, which returned 10.87% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets overcame uncertainty about economic growth, interest rates, and turmoil in Iraq to finish 2004 with positive returns. Returns were very strong in the last two months of the year, fueled by the resolution of the U.S. Presidential election, lower oil prices, and steady economic data. The Fund underperformed for the year due to poor relative stock selection and overweights in some of the weaker sectors.

During the year, the best performing sectors of the S&P 500 index were Energy, Industrials, Utilities, and Telecommunications, an unusual combination of cyclical and interest rate sensitive sectors. The Fund was overweight both Energy and Industrials throughout the year but did not have exposure to Utilities or Telecommunications. In energy, the Fund benefited from positions in ExxonMobil Corp. (energy & services), Schlumberger Ltd. (energy & services) and ChevronTexaco Corp. (energy & services). General Electric Co. (electronics) was one of the stronger contributors in Industrials.

In addition to having no exposure to the strong performing Utilities and Telecommunications sectors, we were also overweight Healthcare and Technology which were the worst performing sectors in the S&P 500 during the period. In Health Care, pharmaceutical stocks continue to fight regulatory and product headwinds. Pfizer, Inc. (drugs) was among the larger detractors from the Fund's performance during the period, but we continue to own the stock based on its attractive valuation and very strong balance sheet which they may use to supplement their pipeline.

In Information Technology, Intel Corp. (electronics) was a detractor from absolute returns. When economic growth moderated during the middle of the year, inventories at semiconductor companies built up due to a slowdown in demand from the end consumer. We have reduced our holdings in semi-conductors but continue to own a position in Intel Corp. expecting that growth will resume once inventories return to more normal levels.

Stock selection in Financials also detracted from relative returns. Marsh & McLennan Cos., Inc. (insurance) was a significant detractor, declining after the NY Attorney General announced an investigation into business practices at the firm. The company has moved quickly to resolve its issues with Spitzer but it will take time to regain investors' confidence. We have maintained our position in the stock. On the positive side, Bank of America Corp. (banks) benefited from credit gains and realized synergies from the Fleet acquisition.

Finally, large capitalization stocks continued to underperform small and mid capitalization stocks which also hurt relative performance during the year.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We believe that in 2005 the earnings environment will be slowing but still remain above historical averages. We continue to favor larger capitalization stocks as we believe that the valuation, earnings growth, balance sheet strength, and dividend advantage will favor these stocks. Current overweights include Industrials, Information Technology and Consumer Staples. Pharmaceutical stocks appear attractively valued even on modest growth expectations after very weak performance the past few years. We expect rising short term interest rates with some upward pressure on longer term rates to erode support for Financial and Utilities and continue to be underweight these areas as a result.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.7%
-------------------------------------------------------------------
Business Services                                           1.3
-------------------------------------------------------------------
Chemicals                                                   1.7
-------------------------------------------------------------------
Communications                                              1.1
-------------------------------------------------------------------
Computers & Office Equipment                                4.2
-------------------------------------------------------------------
Consumer Non-Durables                                       5.5
-------------------------------------------------------------------
Drugs                                                      11.6
-------------------------------------------------------------------
Electronics                                                 8.4
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          1.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    6.3
-------------------------------------------------------------------
Hotels & Gaming                                             1.0
-------------------------------------------------------------------
Insurance                                                   5.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.0
-------------------------------------------------------------------
Machinery                                                   3.1
-------------------------------------------------------------------
Media & Entertainment                                       4.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Real Estate Investment Trust                                0.2
-------------------------------------------------------------------
Repurchase Agreements                                       1.9
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.6
-------------------------------------------------------------------
Retail                                                      4.4
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.2
-------------------------------------------------------------------
Software & Services                                         5.8
-------------------------------------------------------------------
Transportation                                              5.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,019.08           $3.76
Hypothetical @          $1,000.00    $1,021.42           $3.76
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.49% and 0.74% for Class IB, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
            FINANCIAL SERVICES -- 3.3%
$ 35,833    AESOP Funding II LLC, Series 1998-1, Class A
              6.14% due 05/20/06 c ...........................  $    36,113
  17,081    Asset Securitization Corp., Series 1997-D4, Class
              A1D
              7.49% due 04/14/29..............................       18,304
  17,200    Asset Securitization Corp., Series 1997-D5, Class
              A1E
              6.93% due 02/14/41..............................       19,584
   8,450    Bank One Auto Securitization Trust, Series 2003-1,
              Class A3
              1.82% due 09/20/07..............................        8,359
  19,310    Capital Auto Receivables Asset Trust, Series
              2004-1, Class A3
              2.00% due 11/15/07..............................       19,033
   8,540    Capital One Auto Receivables Trust, Series 2003-1,
              Class A4
              2.59% due 09/15/09..............................        8,433
  20,000    Capital One Multi-Asset Execution Trust, Series
              2003-A6, Class A6
              2.95% due 08/17/09..............................       19,860
   3,695    Capital One Prime Auto Receivables Trust, Series
              2003-1, Class A3
              2.02% due 11/15/07..............................        3,659
  20,000    Carmax Auto Owner Trust, Series 2003-2, Class A3
              2.36% due 10/15/07..............................       19,863
  17,401    Chase Commercial Mortgage Securities Corp., Series
              1997-1, Class A2
              7.37% due 06/19/29..............................       18,377
   3,400    Citibank Credit Card Issuance Trust, Series
              2000-B1, Class B1
              7.05% due 09/17/07..............................        3,494
  16,000    Citibank Credit Card Issuance Trust, Series
              2004-A1, Class A1
              2.55% due 01/20/09..............................       15,728
  20,000    Connecticut RRB Special Purpose Trust CL&P, Series
              2001-1, Class A4
              5.73% due 03/30/09..............................       20,664
  13,250    Federal National Mortgage Association, Series
              2630, Class KN
              2.50% due 04/15/13..............................       12,853
  12,985    First Union-Lehman Brothers Commercial Mortgage
              Trust, Series 1997-C1, Class A3
              7.38% due 04/18/29..............................       13,817
  11,470    Harley-Davidson Motorcycle Trust, Series 2004-1,
              Class A2
              2.53% due 11/15/11..............................       11,232
  20,000    Household Automotive Trust, Series 2003-2, Class
              A3
              2.31% due 04/17/08..............................       19,856
  12,790    Nissan Auto Receivables Owner Trust, Series
              2003-A, Class A3
              2.01% due 11/15/07..............................       12,610

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            FINANCIAL SERVICES -- (CONTINUED)
$  7,000    Nissan Auto Receivables Owner Trust, Series
              2003-C, Class A3
              2.23% due 03/15/07..............................  $     6,959
  12,900    Onyx Acceptance Auto Trust, Series 2002-C, Class
              A4
              4.07% due 04/15/09..............................       12,982
   4,540    Onyx Acceptance Auto Trust, Series 2004-A, Class
              A3
              2.19% due 03/17/08..............................        4,493
  11,595    Residential Asset Securities Corp., Series
              2004-KS1, Class AI2
              2.463% due 09/25/25.............................       11,436
   3,000    Standard Credit Card Master Trust, Series 1995-1,
              Class B
              8.45% due 01/07/07..............................        3,002
  19,605    USAA Auto Owner Trust, Series 2004-1, Class A3
              2.06% due 04/15/08..............................       19,346
  20,000    WFS Financial Owner Trust, Series 2004-1, Class A3
              2.19% due 06/20/08..............................       19,747
   9,300    World Omni Auto Receivables Trust, Series 2002-A,
              Class A4
              4.05% due 07/15/09..............................        9,366
                                                                -----------
                                                                    369,170
                                                                -----------
            Total collateralized mortgage obligations
              (cost $368,082).................................  $   369,170
                                                                -----------
 SHARES
---------
COMMON STOCKS -- 67.1%
            BANKS -- 7.1%
   2,015    American Express Co. .............................  $   113,591
   3,895    Bank of America Corp. ............................      183,003
   7,757    Citigroup, Inc. ..................................      373,745
     449    Credit Suisse Group ADR +.........................       18,943
   2,192    State Street Corp. ...............................      107,686
                                                                -----------
                                                                    796,968
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   3,574    Accenture Ltd. a..................................       96,493
                                                                -----------
            CHEMICALS -- 1.2%
     407    Air Products & Chemicals, Inc. ...................       23,576
   2,210    du Pont (E.I.) de Nemours & Co. ..................      108,381
                                                                -----------
                                                                    131,957
                                                                -----------
            COMMUNICATIONS -- 0.8%
   4,923    Motorola, Inc. ...................................       84,669
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
   1,964    3M Co. ...........................................      161,185
   2,918    EMC Corp. a.......................................       43,395
   3,902    Hewlett-Packard Co. ..............................       81,820
     799    International Game Technology.....................       27,466
                                                                -----------
                                                                    313,866
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            CONSUMER NON-DURABLES -- 3.8%
   2,312    Colgate-Palmolive Co. ............................  $   118,261
   2,458    Gillette Co. (The)................................      110,047
   3,641    Procter & Gamble Co. (The)........................      200,546
                                                                -----------
                                                                    428,854
                                                                -----------
            DRUGS -- 8.0%
   2,148    Abbott Laboratories...............................      100,223
   2,640    Amgen, Inc. a.....................................      169,324
     183    AstraZeneca PLC, ADR..............................        6,645
   2,957    Eli Lilly & Co. ..................................      167,821
   1,123    Genzyme Corp. a...................................       65,218
  10,934    Pfizer, Inc. .....................................      294,004
   2,169    Wyeth.............................................       92,356
                                                                -----------
                                                                    895,591
                                                                -----------
            ELECTRONICS -- 5.7%
   1,576    Broadcom Corp., Class A a.........................       50,877
   9,259    Cisco Systems, Inc. a ............................      178,703
      --    Freescale Semiconductor, Inc., Class B ah.........           --
   8,683    General Electric Co. .............................      316,922
   3,895    Intel Corp. ......................................       91,102
                                                                -----------
                                                                    637,604
                                                                -----------
            ENERGY & SERVICES -- 5.7%
   2,671    ChevronTexaco Corp. ..............................      140,265
     347    ConocoPhillips....................................       30,165
   5,377    ExxonMobil Corp. .................................      275,615
     379    Occidental Petroleum Corp. .......................       22,089
   2,042    Schlumberger Ltd. ................................      136,705
     285    Total S.A., ADR b.................................       31,293
                                                                -----------
                                                                    636,132
                                                                -----------
            FINANCIAL SERVICES -- 1.0%
   2,106    Morgan Stanley Dean Witter & Co. .................      116,931
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 4.4%
   1,839    Anheuser-Busch Cos., Inc. ........................       93,282
   3,347    Coca-Cola Co. (The)...............................      139,331
   2,149    General Mills, Inc. ..............................      106,842
   2,877    PepsiCo., Inc. ...................................      150,164
                                                                -----------
                                                                    489,619
                                                                -----------
            HOTELS & GAMING -- 0.7%
   1,281    Marriott International, Inc., Class A b...........       80,690
                                                                -----------
            INSURANCE -- 3.8%
   3,805    American International Group, Inc. ...............      249,901
   2,675    Marsh & McLennan Cos., Inc. ......................       88,008
   2,416    St. Paul Travelers Cos., Inc. (The)...............       89,569
                                                                -----------
                                                                    427,478
                                                                -----------
            MACHINERY -- 2.2%
   2,781    Applied Materials, Inc. a.........................       47,550
   1,902    Caterpillar, Inc. ................................      185,493
     148    Deere & Co. ......................................       11,004
                                                                -----------
                                                                    244,047
                                                                -----------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            MEDIA & ENTERTAINMENT -- 2.7%
     188    Gannett Co., Inc. ................................  $    15,351
   9,502    Time Warner, Inc. a...............................      184,711
   2,631    Viacom, Inc., Class B.............................       95,757
                                                                -----------
                                                                    295,819
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
   1,056    BHP Billiton Ltd., ADR b..........................       25,375
   3,156    Medtronic, Inc. ..................................      156,778
                                                                -----------
                                                                    182,153
                                                                -----------
            METALS, MINERALS & MINING -- 2.2%
   3,252    Alcoa, Inc. ......................................      102,175
   1,285    Illinois Tool Works, Inc. ........................      119,094
     821    Rio Tinto PLC g ..................................       24,216
                                                                -----------
                                                                    245,485
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     469    General Growth Properties, Inc. ..................       16,949
                                                                -----------
            RETAIL -- 3.1%
   1,964    Costco Wholesale Corp. ...........................       95,058
   4,500    Gap, Inc. (The) b.................................       95,040
   3,171    Home Depot, Inc. (The)............................      135,537
     312    Target Corp. .....................................       16,213
                                                                -----------
                                                                    341,848
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.9%
   1,059    NIKE, Inc., Class B...............................       96,059
                                                                -----------
            SOFTWARE & SERVICES -- 4.0%
   2,389    First Data Corp. .................................      101,611
  12,704    Microsoft Corp. ..................................      339,313
                                                                -----------
                                                                    440,924
                                                                -----------
            TRANSPORTATION -- 3.6%
     600    FedEx Corp. ......................................       59,133
   1,789    Lockheed Martin Corp. ............................       99,373
   1,633    Northrop Grumman Corp. ...........................       88,748
   1,551    United Technologies Corp. ........................      160,255
                                                                -----------
                                                                    407,509
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
   1,179    Federal National Mortgage Association.............       83,985
                                                                -----------
            Total common stocks
              (cost $6,669,405)...............................  $ 7,491,630
                                                                -----------
PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES -- 9.9%
            BANKS -- 1.0%
$ 20,000    Bank of America Corp.
              5.875% due 02/15/09.............................  $    21,471
   1,000    Bank of America Corp.
              6.20% due 02/15/06..............................        1,032
  25,000    Bayerische Landesbank Girozentrale, NY Shares
              5.65% due 02/01/09..............................       26,571

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            BANKS -- (CONTINUED)
$  6,500    Citigroup, Inc.
              3.625% due 02/09/09 b...........................  $     6,444
   8,800    Citigroup, Inc.
              6.00% due 10/31/33..............................        9,107
   1,000    Citigroup, Inc.
              6.50% due 01/18/11 b............................        1,117
  11,550    HSBC Bank USA N.A
              3.875% due 09/15/09.............................       11,449
     750    KeyCorp Capital II
              6.875% due 03/17/29.............................          816
   1,500    Mellon Funding Corp.
              6.375% due 02/15/10.............................        1,633
     750    National City Corp.
              6.875% due 05/15/19.............................          857
     500    Republic New York Capital One
              7.75% due 11/15/26..............................          540
     500    State Street Corp.
              7.65% due 06/15/10..............................          587
  13,400    U.S. Bank N.A
              4.95% due 10/30/14 b............................       13,449
  13,685    Wachovia Bank N.A
              5.80% due 12/01/08..............................       14,610
   1,000    Wells Fargo Bank N.A
              6.45% due 02/01/11..............................        1,112
                                                                -----------
                                                                    110,795
                                                                -----------
            CHEMICALS -- 0.2%
  20,000    Rohm & Haas Co.
              7.40% due 07/15/09 b............................       22,718
                                                                -----------
            COMMUNICATIONS -- 0.1%
  10,000    Bellsouth Telecommunications
              6.375% due 06/01/28.............................       10,593
     750    Telecommunications de Puerto Rico, Inc.
              6.65% due 05/15/06..............................          778
     500    Verizon Global Funding Corp.
              7.25% due 12/01/10..............................          573
     500    Verizon Global Funding Corp.
              7.75% due 12/01/30..............................          622
                                                                -----------
                                                                     12,566
                                                                -----------
            CONSUMER NON-DURABLES -- 0.4%
  13,140    Colgate-Palmolive Co.
              5.58% due 11/06/08..............................       13,976
  21,100    Procter & Gamble Co. (The)
              9.36% due 01/01/21..............................       28,015
                                                                -----------
                                                                     41,991
                                                                -----------
            CONSUMER SERVICES -- 0.4%
  36,978    Postal Square LP
              8.95% due 06/15/22..............................       48,538
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            DRUGS -- 0.5%
$ 21,300    Pharmacia Corp.
              6.60% due 12/01/28..............................  $    24,487
  26,000    Wyeth
              7.25% due 03/01/23..............................       29,313
                                                                -----------
                                                                     53,800
                                                                -----------
            EDUCATION -- 0.1%
  10,900    Harvard University
              8.125% due 04/15/07.............................       12,052
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.5%
  30,000    Danaher Corp.
              6.00% due 10/15/08..............................       32,169
  24,950    Rockwell Automation, Inc.
              6.70% due 01/15/28..............................       28,761
                                                                -----------
                                                                     60,930
                                                                -----------
            ELECTRONICS -- 0.3%
  34,425    General Electric Co.
              5.00% due 02/01/13..............................       35,319
     500    Heller Financial, Inc.
              6.375% due 03/15/06.............................          517
                                                                -----------
                                                                     35,836
                                                                -----------
            ENERGY & SERVICES -- 0.1%
  12,250    Amoco Co.
              6.50% due 08/01/07..............................       13,132
   1,000    ConocoPhillips Holding Co.
              6.95% due 04/15/29..............................        1,181
   1,000    Texaco Capital, Inc.
              8.625% due 06/30/10.............................        1,218
                                                                -----------
                                                                     15,531
                                                                -----------
            FINANCIAL SERVICES -- 1.2%
  30,000    AXA Financial, Inc.
              7.00% due 04/01/28..............................       34,601
  15,000    Berkshire Hathaway Finance Corp.
              3.375% due 10/15/08.............................       14,828
   8,920    Credit Suisse First Boston USA, Inc.
              4.875% due 01/15/15.............................        8,809
  16,355    ERAC USA Finance Co.
              7.35% due 06/15/08 c............................       18,068
   1,000    Goldman Sachs Group, Inc.
              6.65% due 05/15/09..............................        1,103
  27,025    Morgan (J.P.) Chase & Co.
              5.125% due 09/15/14.............................       27,202
  30,000    Toyota Motor Credit Corp.
              5.50% due 12/15/08..............................       31,779
                                                                -----------
                                                                    136,390
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 0.6%
     750    Anheuser Busch Cos., Inc.
              7.55% due 10/01/30..............................          962
  16,500    Coca-Cola Enterprises, Inc.
              6.75% due 09/15/28..............................       19,067
     500    Coca-Cola Enterprises, Inc.
              8.50% due 02/01/22..............................          667

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
CORPORATE NOTES -- (CONTINUED)
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
$ 19,555    ConAgra Foods, Inc.
              7.875% due 09/15/10.............................  $    22,972
  26,400    PepsiAmericas, Inc.
              6.375% due 05/01/09.............................       28,677
                                                                -----------
                                                                     72,345
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
  10,225    Weyerhaeuser Co.
              7.375% due 03/15/32 b...........................       12,125
                                                                -----------
            INSURANCE -- 1.5%
  16,800    ACE INA Holdings, Inc.
              5.875% due 06/15/14.............................       17,211
     500    American General Corp.
              6.625% due 02/15/29.............................          563
  10,000    Cincinnati Financial Corp.
              6.90% due 05/15/28..............................       11,089
  27,000    Jackson National Life Insurance Co.
              8.15% due 03/15/27 c............................       33,587
   8,750    Liberty Mutual Group
              5.75% due 03/15/14 c............................        8,602
  30,000    New England Mutual Life Insurance Co.
              7.875% due 02/15/24 c...........................       36,640
   1,250    Prudential Insurance Co. of America
              6.375% due 07/26/06 c...........................        1,315
   1,000    Reliastar Financial Corp.
              8.00% due 10/30/06..............................        1,081
  27,600    Torchmark Corp.
              8.25% due 08/15/09..............................       31,349
  15,000    United Healthcare Group, Inc.
              5.00% due 08/15/14..............................       15,090
  15,000    UnitedHealth Group, Inc.
              4.75% due 02/10/14..............................       14,836
                                                                -----------
                                                                    171,363
                                                                -----------
            MEDIA & ENTERTAINMENT -- 0.7%
  13,500    COX Communications, Inc.
              5.45% due 12/15/14 c............................       13,499
  30,000    Comcast Cable Communications
              6.875% due 06/15/09.............................       33,328
   1,000    Comcast Cable Communications
              8.50% due 05/01/27..............................        1,327
  10,400    Tribune Co.
              7.50% due 07/01/23..............................       12,231
  20,000    Walt Disney Co. (The)
              6.375% due 03/01/12.............................       22,273
                                                                -----------
                                                                     82,658
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
  22,000    Becton, Dickinson & Co.
              6.70% due 08/01/28..............................       25,208
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
  20,000    Liberty Property LP
              7.25% due 08/15/07..............................       21,585
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            RETAIL -- 0.6%
$  3,205    CVS Corp.
              4.875% due 09/15/14.............................  $     3,206
  20,200    Target Corp.
              5.875% due 11/01/08.............................       21,663
  30,000    Wal-Mart Stores, Inc.
              6.875% due 08/10/09.............................       33,687
                                                                -----------
                                                                     58,556
                                                                -----------
            TRANSPORTATION -- 0.5%
  15,000    Fedex Corp.
              3.50% due 04/01/09 b............................       14,687
  25,000    General Motors Acceptance Corp.
              5.625% due 05/15/09 b...........................       25,001
   9,880    General Motors Acceptance Corp.
              6.75% due 12/01/14 b............................        9,894
                                                                -----------
                                                                     49,582
                                                                -----------
            UTILITIES -- 0.7%
   1,000    Alabama Power Co.
              7.125% due 10/01/07.............................        1,088
  40,000    Kansas City Power & Light Co.
              7.125% due 12/15/05.............................       41,439
  17,285    Northern Border Pipeline Co.
              7.75% due 09/01/09..............................       19,727
                                                                -----------
                                                                     62,254
                                                                -----------
            Total corporate notes
              (cost $1,027,610)...............................  $ 1,106,823
                                                                -----------
FOREIGN BONDS & NOTES -- 0.8%
            BANKS -- 0.3%
$  6,500    Export-Import Bank of Korea
              4.125% due 02/10/09 c...........................        6,482
  24,000    Natexis Banques Populaires
              7.00% due 11/14/05..............................       24,710
                                                                -----------
                                                                     31,192
                                                                -----------
            COMMUNICATIONS -- 0.0%
   1,250    Vodafone Group PLC
              7.875% due 02/15/30.............................        1,612
                                                                -----------
            FINANCIAL SERVICES -- 0.0%
   1,250    Santandar Central Hispano Issuances Ltd.
              7.625% due 11/03/09.............................        1,436
                                                                -----------
            METALS, MINERALS & MINING -- 0.3%
  30,000    Alcan, Inc.
              7.25% due 11/01/28..............................       35,927
                                                                -----------
            TRANSPORTATION -- 0.2%
  16,198    SCL Terminal Aereo Santiago S.A.
              6.95% due 07/01/12 c............................       17,327
                                                                -----------
            UTILITIES -- 0.0%
     750    TransCanada PipeLines Ltd.
              6.49% due 01/21/09..............................          811
                                                                -----------
            Total foreign bonds & notes
              (cost $79,313)..................................  $    88,305
                                                                -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- 23.6%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
$ 25,214    5.00% due 01/01/19 -- 06/01/19....................  $    25,635
     657    6.30% due 04/01/08................................          696
       1    9.00% due 03/01/21................................            2
                                                                -----------
                                                                     26,333
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.7%
 170,629    5.00% due 05/15/33 -- 12/15/34....................      170,850
  59,469    5.50% due 10/15/33................................       60,796
  16,952    6.00% due 06/15/24 -- 10/15/33....................       17,628
   7,414    6.50% due 03/15/26 -- 06/15/28....................        7,819
  32,816    7.00% due 06/15/26 -- 11/15/32....................       34,885
     232    7.50% due 09/15/23................................          251
   5,127    8.00% due 09/15/26 -- 02/15/31....................        5,567
     295    9.00% due 06/20/16 -- 01/15/23....................          331
                                                                -----------
                                                                    298,127
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- 1.1%
       1    0.40% due 12/20/31 h..............................           --
      10    0.882% due 05/15/33...............................            1
     199    2.75% due 03/20/33................................          200
      35    2.875% due 10/20/30...............................           36
   1,088    3.00% due 01/20/30 -- 10/20/33....................        1,089
      95    3.25% due 02/20/28 -- 01/20/30....................           95
   4,544    3.375% due 01/20/22 -- 06/20/33...................        4,609
   4,392    3.50% due 07/20/29 -- 12/20/34....................        4,444
   1,296    3.75% due 08/20/17 -- 09/20/27....................        1,317
   4,350    4.00% due 01/20/18 -- 12/20/34....................        4,387
       6    4.023% due 10/16/33 h.............................           --
       3    4.09% due 07/20/33 h..............................           --
       8    4.093% due 05/16/32 h.............................           --
       3    4.14% due 03/20/33 h..............................           --
       2    4.17% due 10/20/33 h..............................           --
       3    4.173% due 08/16/32 h.............................           --
       9    4.19% due 10/20/33 -- 05/20/34 h..................           --
      44    4.193% due 05/16/33...............................            2
       2    4.243% due 12/20/33 h.............................           --
      83    4.25% due 12/20/33................................           84
      10    4.29% due 03/20/30 -- 07/20/34 h..................           --
       1    4.392% due 12/16/30...............................            1
  10,752    4.50% due 12/15/19 -- 12/20/34....................       10,669
     993    4.625% due 12/20/17 -- 11/20/27...................        1,017
       9    4.79% due 09/20/26 -- 02/20/34....................            1
       4    4.793% due 04/16/29 -- 12/16/30 h.................           --
       1    4.84% due 10/20/33 h..............................           --
       3    4.843% due 03/16/32 -- 04/16/33 h.................           --
  13,373    5.00% due 11/15/17 -- 01/15/39....................       13,468
       2    5.14% due 02/20/33 h..............................           --
      --    5.173% due 09/16/31 h.............................           --
       2    5.193% due 10/16/29 -- 07/16/31 h.................           --
       2    5.195% due 04/17/29 h.............................           --
       1    5.243% due 12/16/29 h.............................           --
     189    5.25% due 08/15/44................................          192

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION HELD AS
            COLLATERAL ON LOANED SECURITIES -- (CONTINUED)
$      1    5.293% due 04/16/29 h.............................           --
      45    5.40% due 11/15/37................................  $        46
  18,965    5.50% due 04/20/17 -- 08/15/39....................       19,442
     335    5.75% due 04/15/33 -- 05/15/33....................          346
  13,012    6.00% due 10/15/08 -- 12/20/34....................       13,564
      --    6.143% due 12/16/29 h.............................           --
      --    6.19% due 12/20/30 h..............................           --
      --    6.193% due 08/16/29 h.............................           --
     223    6.30% due 10/15/36................................          243
  16,682    6.50% due 02/15/08 -- 12/20/34....................       17,681
     280    6.80% due 07/15/36................................          313
  14,241    7.00% due 04/15/08 -- 11/15/34....................       14,990
     280    7.051% due 07/15/30...............................          289
     116    7.35% due 01/15/42................................          131
   5,976    7.50% due 07/15/08 -- 04/15/38....................        6,394
       6    7.75% due 12/15/26................................            6
   5,980    8.00% due 01/15/11 -- 04/15/33....................        6,501
     168    8.25% due 07/15/36................................          175
      --    8.488% due 08/16/34 h.............................           --
     853    8.50% due 08/20/26 -- 01/20/31....................          928
      29    8.75% due 12/15/28................................           31
     230    9.00% due 02/15/27 -- 05/15/30....................          259
      40    9.50% due 12/15/09................................           44
       1    10.431% due 02/20/32..............................            1
                                                                -----------
                                                                    122,996
                                                                -----------
            TENNESSEE VALLEY AUTHORITY -- 0.5%
  50,000    6.00% due 03/15/2013..............................       55,352
                                                                -----------
            U.S. TREASURY BONDS -- 3.8%
  68,500    5.375% due 02/15/31 b.............................       74,071
 300,000    6.25% due 08/15/23 b..............................      351,223
                                                                -----------
                                                                    425,294
                                                                -----------
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.1%
       6    5.25% due 02/15/29................................            6
   5,340    5.50% due 08/15/28................................        5,845
  15,599    6.00% due 02/15/26................................       18,090
     880    6.125% due 08/15/29...............................        1,045
  24,974    6.25% 08/15/23 -- 05/15/30........................       29,683
  18,958    6.75% due 08/15/26................................       23,954
   2,421    7.125% due 02/15/23...............................        3,134
  33,910    7.25% due 05/15/16 -- 08/15/22....................       42,981
   7,593    7.50% due 11/15/16 -- 11/15/24....................        9,737
  12,028    7.875% due 02/15/21...............................       16,509
      17    8.00% due 11/15/21................................           23
  21,358    8.125% due 08/15/19 -- 08/15/21...................       29,740
   1,696    8.50% due 02/15/20................................        2,434
  18,224    8.75% due 05/15/17 -- 08/15/20....................       26,371
   7,159    8.875% due 08/18/17 -- 02/15/19...................       10,492
   2,078    9.00% due 11/15/18................................        3,021
   1,203    9.125% due 05/15/18...............................        1,756
      23    10.375% due 11/15/12..............................           28

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$  3,207    11.25% due 02/15/15...............................  $     5,161
      18    12.00% due 08/15/13...............................           24
                                                                -----------
                                                                    230,034
                                                                -----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 1.2%
      18    0.875% due 04/15/10...............................           18
   6,618    1.875% due 01/31/06 -- 07/15/13...................        6,863
  23,492    2.00% due 08/31/05 -- 07/15/14....................       24,488
  22,382    2.375% due 01/15/25...............................       23,995
  11,866    3.00% due 12/31/06 -- 07/15/12....................       13,395
   7,458    3.625% due 04/15/28...............................        9,781
  16,370    3.625% due 01/15/08 -- 05/15/13...................       18,124
  21,343    3.875% due 04/15/29...............................       29,260
      82    3.875% due 01/15/09...............................           94
                                                                -----------
                                                                    126,018
                                                                -----------
            U.S. TREASURY NOTES -- 9.6%
 625,200    1.50% due 03/31/06 b..............................      614,992
 300,000    2.375% due 08/15/06 b.............................      297,152
  62,300    3.00% due 11/15/07 b..............................       61,915
 100,000    3.25% due 08/15/08 b..............................       99,535
                                                                -----------
                                                                  1,073,594
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.3%
   8,425    1.625% due 04/30/05 -- 02/28/06...................        8,401
   9,874    1.875% due 01/31/06 -- 07/15/13...................        9,854
   1,530    2.00% due 08/31/05 -- 07/15/14....................        1,534
  18,541    2.375% due 08/31/06...............................       18,498
  29,110    2.50% 09/30/06 -- 10/31/06........................       28,985
      25    2.625% due 03/15/09...............................           25
      24    2.75% due 07/31/06................................           24
  18,382    3.00% due 12/31/06 -- 07/15/12....................       18,349
  27,864    3.125% due 09/15/08...............................       27,828
  28,743    3.25% due 08/15/07 -- 08/15/08....................       28,969
  14,728    3.375% due 11/15/08 -- 10/15/09...................       14,710
  21,440    3.50% due 08/15/09................................       21,639
  19,332    3.625% due 01/15/08 -- 05/15/13...................       18,763
  35,508    4.25% due 08/15/13 -- 11/15/14....................       35,766
      23    4.75% due 05/15/14................................           24
   4,114    6.50% due 08/15/05................................        4,315
  10,699    6.75% due 05/15/05................................       10,959
   8,772    6.875% due 05/15/06...............................        9,314
                                                                -----------
                                                                    257,957
                                                                -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   4,248    4.838% due 02/15/18...............................        2,254
   4,106    5.161% due 05/15/25...............................        1,432
   2,035    6.625% due 02/15/27...............................          651
   7,152    7.125% due 02/15/23...............................        2,826
   6,465    7.25% due 05/15/16 -- 08/15/22....................        2,636

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            U.S. TREASURY STRIPS HELD AS COLLATERAL ON LOANED
            SECURITIES -- (CONTINUED)
$  4,863    7.50% due 11/15/16 -- 11/15/24....................  $     1,753
     376    8.125% due 08/15/19 -- 08/15/21...................          163
                                                                -----------
                                                                     11,715
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $2,597,310)...............................  $ 2,627,420
                                                                -----------
 SHARES
---------
SHORT-TERM SECURITIES -- 8.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 7.0%
 783,546    BNY Institutional Cash Reserves Fund..............  $   783,546
                                                                -----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.7%
$ 22,176    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $    22,176
  22,176    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2 (d))
              2.17% due 01/03/05..............................       22,176
  38,253    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................       38,253
   9,472    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................        9,472
 100,344    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      100,344
                                                                -----------
                                                                    192,421
                                                                -----------
            U.S. TREASURY BILLS HELD AS COLLATERAL ON LOADED
            SECURITIES -- 0.1%
  14,740    2.58% due 06/30/05................................       14,557
                                                                -----------
            Total short-term securities
              (cost $990,524).................................  $   990,524
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
            (TOTAL COST $11,732,244) pm -- 113.5%.............   12,673,872
            OTHER ASSETS, LESS LIABILITIES -- (13.5%).........   (1,512,179)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $11,161,693
                                                                ===========

Note: Market value of investments in foreign securities represents 1.8% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004. (See Note 2 (i)).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $171,633 or 1.5% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $24,216, which represents 0.2% of the total net assets.

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p Cost of long term securities from the proceeds of security leading is $748,720.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $11,768,203 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $1,200,655
      Unrealized depreciation.......................    (294,986)
                                                      ----------
      Net Unrealized appreciation...................  $  905,669
                                                      ==========

 ++  The Fund had 923 10 year U.S. Treasury Notes March 2005
     Futures contracts open as of December 31, 2004. These contracts had a value of ($103,318) as of December 31, 2004 and were collateralized by various U.S. Treasury Notes, with a market value of $1,082.

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.3%
             FINANCIAL SERVICES -- 11.3%
$    2,113   AQ Finance CEB Trust, Series 2003-CE1A, Class
               Note,
               7.418% due 08/25/33 c...........................  $    2,091
     7,900   American Express Credit Account Master Trust,
               Series 2004-C, Class C,
               2.903% due 02/15/12 c...........................       7,912
     1,440   Asset Backed Funding Corp. NIM Trust, Series
               2004-OPT1, Class N1,
               4.55% due 12/26/33 c............................       1,431
     4,200   Bank One Issuance Trust, Series 2003-C3, Class C3,
               4.77% due 02/16/16..............................       4,107
    10,000   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2002-TOP8, Class A2,
               4.83% due 08/15/38..............................      10,131
     2,699   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A1,
               2.96% due 08/13/39..............................       2,637
     4,177   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A1,
               2.079% due 05/15/38.............................       4,047
     4,000   California Infrastructure & Economic Development
               Bank Pacific Gas and Electric Co., Series
               1997-1, Class A8,
               6.48% due 12/26/09..............................       4,272
     4,813   California Infrastructure & Economic Development
               Bank Special Purpose Trust SCE 1, Series 1997-1,
               Class A7,
               6.38% due 09/25/08..............................       4,962
     3,290   Capital Auto Receivables Asset Trust, Series
               2004-2, Class C,
               4.16% due 01/15/10..............................       3,288
     5,040   Capital One Multi-Asset Execution Trust, Series
               2003-B2, Class B3,
               3.50% due 02/17/09..............................       5,042
     8,240   Chase Credit Card Master Trust, Series 2001-4,
               Class A,
               5.50% due 11/17/08..............................       8,506
    12,560   Citibank Credit Card Issuance Trust, Series
               2003-C4, Class C4,
               5.00% due 06/10/15..............................      12,445
     8,050   Citigroup Commercial Mortgage Trust, Series
               2004-C1, Class A3,
               5.251% due 04/15/40.............................       8,386
     1,124   Comed Transitional Funding Trust, Series 1998-1,
               Class A5,
               5.44% due 03/25/07..............................       1,132
     3,350   Connecticut RRB Special Purpose Trust, Series
               2001-1, Class A5,
               6.21% due 12/30/11..............................       3,664
     4,408   Conseco Finance Securitizations Corp., Series
               2000-6, Class B2,
               5.79% due 05/01/33..............................       4,488

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$      541   Daimler Chrysler Auto Trust, Series 2002-A, Class
               A3,
               3.85% due 04/06/06..............................  $      541
     8,885   Daimler Chrysler Auto Trust, Series 2004-B, Class
               B,
               3.89% due 01/08/11..............................       8,883
    10,000   Fleet Credit Card Master Trust II, Series 2000-C,
               Class A,
               7.02% due 02/15/08..............................      10,257
     8,350   Ford Credit Auto Owner Trust, Series 2003-A, Class
               C,
               4.29% due 11/15/07..............................       8,436
    15,300   GE Capital Commercial Mortgage Corp., Series
               2003-C1, Class A3,
               4.371% due 01/10/38.............................      15,355
    15,000   GE Capital Commercial Mortgage Corp., Series
               2004-C2, Class A2,
               4.119% due 01/10/11.............................      14,922
    16,275   GE Capital Commercial Mortgage Corp., Series
               2004-C3, Class A4,
               5.189% due 07/10/39.............................      16,735
     9,400   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C2, Class C2,
               5.134% due 08/10/38.............................       9,691
     9,655   GS Mortgage Securities Corp., Series 2004-GG2,
               Class A3,
               4.602% due 08/01/38.............................       9,845
     2,482   Green Tree Financial Corp., Series 1997-2, Class
               A6,
               7.24% due 06/15/28..............................       2,685
     2,567   Green Tree Financial Corp., Series 1998-6, Class
               A6,
               6.27% due 07/01/21..............................       2,627
     1,809   Home Equity Asset Trust, Series 2003-7N, Class A,
               5.25% due 04/27/34 c............................       1,810
     1,752   Illinois Power Special Purpose Trust, Series
               1998-1, Class A5,
               5.38% due 06/25/07..............................       1,767
     9,464   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
               Class A1,
               2.72% due 03/15/27..............................       9,286
    10,095   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
               Class A1,
               3.334% due 09/15/27.............................       9,970
     8,150   LB-UBS Commercial Mortgage Trust, Series 2004-C6,
               Class A4,
               4.583% due 08/15/29.............................       8,226
    17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
               Class A6,
               4.799% due 12/15/29.............................      16,993
    15,300   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-CB8, Class A1,
               3.837% due 01/12/39.............................      14,865

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$    4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
               Class E,
               5.00% due 03/15/12..............................  $    3,995
     6,835   Morgan Stanley Capital I, Series 1997-RR, Class D,
               7.694% due 04/30/39 c...........................       7,468
     1,186   Morgan Stanley Capital I, Series 1999-WF1, Class
               A1,
               5.91% due 04/15/08..............................       1,218
     8,100   Morgan Stanley Capital I, Series 2004-IQ8, Class
               A4,
               4.90% due 06/15/40..............................       8,240
    16,275   Morgan Stanley Capital I, Series 2004-T15, Class
               A4,
               5.27% due 06/13/41..............................      16,832
     2,847   Morgan Stanley Dean Witter Capital I, Series
               2001-IQA, Class A1,
               4.57% due 12/18/32..............................       2,874
     7,100   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A4,
               3.53% due 10/15/12..............................       7,032
        70   PP&L Transition Bond Co., LLC, Series 1999-1,
               Class A5,
               6.83% due 03/25/07..............................          70
     6,487   Park Place Securities, Inc., Series 2004-WCW1,
               Class A2,
               2.798% due 09/25/34.............................       6,488
     8,350   Peco Energy Transition Trust, Series 1999-A, Class
               A7,
               6.13% due 03/01/09..............................       8,929
     3,775   Popular ABS Mortgage Pass-Through Trust, Series
               2004-5, Class AF6,
               4.747% due 12/25/34.............................       3,775
     6,625   Providian Gateway Master Trust, Series 2004-DA,
               Class A,
               3.35% due 09/15/11 c............................       6,546
     8,150   Providian Gateway Master Trust, Series 2004-FA,
               Class B,
               3.80% due 11/15/11 c............................       8,121
     3,250   Residential Asset Mortgage Products, Inc., Series
               2004-RS8, Class A16,
               4.98% due 08/25/34..............................       3,280
     1,243   Soundview Home Equity Loan Trust, Series 2000-1,
               Class M1,
               8.64% due 05/25/30..............................       1,273
    17,335   Standard Credit Card Master Trust, Series 1995-9,
               Class A,
               6.55% due 10/07/07..............................      17,794
     1,153   Volkswagen Auto Loan Enhanced Trust, Series
               2003-1, Class A2,
               1.11% due 12/20/05..............................       1,152
    10,080   WFS Financial Owner Trust, Series 2003-2, Class
               A4,
               2.41% due 12/20/08..............................       9,941

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    2,636   WFS Financial Owner Trust, Series 2004-2, Class
               A2,
               3.07% due 11/21/11..............................  $    2,617
     8,050   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C11, Class A3,
               4.719% due 01/15/41.............................       8,176
       532   Whole Auto Loan Trust, Series 2002-1, Class D,
               6.00% due 04/15/09 c............................         532
    16,750   Whole Auto Loan Trust, Series 2003-1, Class A4,
               2.58% due 03/15/10..............................      16,517
                                                                 ----------
                                                                    394,305
                                                                 ----------
             Total collateralized mortgage obligations
               (cost $395,291).................................  $  394,305
                                                                 ----------
COMMON STOCKS -- 0.0%
             TRANSPORTATION -- 0.0%
         2   U.S. Airways Group, Inc., Class A b...............  $        2
                                                                 ----------
             Total common stocks
               (cost $--)......................................  $        2
                                                                 ----------
CONVERTIBLE BONDS -- 1.0%
             ENERGY & SERVICES -- 0.9%
     6,800   Diamond Offshore Drilling, Inc.,
               1.50% due 04/15/31..............................  $    7,208
     6,600   Schlumberger Ltd.,
               2.125% due 06/01/23 b...........................       7,128
     9,100   Transocean, Inc.,
               1.50% due 05/15/21..............................       9,020
    10,500   Weatherford International, Inc.,
               2.84% due 06/30/20 b............................       6,720
                                                                 ----------
                                                                     30,076
                                                                 ----------
             METALS, MINERALS & MINING -- 0.1%
     6,485   Inco Ltd.,
               0.00% due 03/29/21..............................       6,493
                                                                 ----------
             Total convertible bonds
               (cost $36,408)..................................  $   36,569
                                                                 ----------
CORPORATE NOTES -- 25.6%
             AEROSPACE & DEFENSE -- 0.4%
     4,457   Raytheon Co.,
               4.50% due 11/15/07 b............................  $    4,560
     3,825   Raytheon Co.,
               6.55% due 03/15/10 b............................       4,209
     3,655   Raytheon Co.,
               8.30% due 03/01/10..............................       4,331
                                                                 ----------
                                                                     13,100
                                                                 ----------
             APPAREL & TEXTILE -- 0.0%
     1,600   Nine West Group, Inc.,
               8.375% due 08/15/05.............................       1,639
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             BANKS -- 2.1%
$       75   American Savings Bank,
               6.625% due 02/15/06 c...........................  $       77
        50   Associates Corp. of North America,
               8.15% due 08/01/09..............................          58
       125   Bank United Corp.,
               8.00% due 03/15/09..............................         143
       200   Bank of New York Institutional Capital Trust A,
               7.78% due 12/01/26 c............................         218
       150   Bankboston Capital Trust,
               3.04% due 06/08/28..............................         145
       175   Barnett Capital I,
               8.06% due 12/01/26..............................         191
     6,500   CIT Group, Inc.,
               4.00% due 05/08/08..............................       6,524
     5,740   CIT Group, Inc.,
               4.125% due 11/03/09.............................       5,714
        50   CIT Group, Inc.,
               7.625% due 08/16/05.............................          51
       125   Capital One Bank,
               8.25% due 06/15/05..............................         128
       350   Capital One Financial Corp.,
               7.25% due 05/01/06..............................         367
     4,705   Capital One Financial Corp.,
               8.75% due 02/01/07..............................       5,166
       250   Centura Capital Trust I,
               8.845% due 06/01/27 cf..........................         288
       105   First Empire Capital Trust I,
               8.234% due 02/01/27.............................         116
       175   Ford Motor Credit Co.,
               6.875% due 02/01/06.............................         180
     7,000   Ford Motor Credit Co.,
               7.375% due 02/01/11.............................       7,544
       160   General Electric Capital Corp.,
               5.875% due 02/15/12.............................         173
       100   General Electric Capital Corp.,
               6.00% due 06/15/12..............................         109
       100   Golden State Bankcorp, Inc.,
               10.00% due 10/01/06.............................         110
     8,450   Morgan (J.P.) Chase & Co.,
               5.25% due 05/01/15 b............................       8,546
     7,550   Morgan (J.P.) Chase & Co.,
               7.875% due 06/15/10 b...........................       8,816
       130   NBD Bank N.A.,
               8.25% due 11/01/24..............................         166
     6,391   National Rural Utilities Cooperative Finance
               Corp.,
               3.00% due 02/15/06..............................       6,378
     4,200   PNC Funding Corp.,
               7.50% due 11/01/09..............................       4,783
       150   Pnc Capital Trust,
               2.97% due 06/01/28..............................         143
        75   RBS Capital Trust I,
               4.709% due 12/31/49.............................          73
     8,300   Rabobank Capital Funding Trust,
               5.254% due 12/31/49 c...........................       8,262

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             BANKS -- (CONTINUED)
$    3,980   Sovereign Bank,
               5.125% due 03/15/13.............................  $    3,984
       300   UBS Preferred Funding Trust 1,
               8.622% due 12/29/49.............................         361
     3,780   Wachovia Corp.,
               7.55% due 08/18/05..............................       3,887
        75   Washington Mutual, Inc.,
               8.25% due 04/01/10..............................          88
                                                                 ----------
                                                                     72,789
                                                                 ----------
             CHEMICALS -- 0.4%
     2,976   Dow Chemical Co. (The),
               7.00% due 08/15/05..............................       3,047
        40   Equister Chemicals LP,
               10.125% due 09/01/08............................          46
     1,600   Georgia Gulf Corp.,
               7.625% due 11/15/05.............................       1,652
     7,800   ICI Wilmington, Inc.,
               4.375% due 12/01/08.............................       7,844
                                                                 ----------
                                                                     12,589
                                                                 ----------
             COMMUNICATIONS -- 2.7%
    12,600   AT&T Wireless Services, Inc.,
               8.75% due 03/01/31..............................      16,989
       100   Adelphia Communications Corp.,
               10.875% due 10/01/10 k..........................          99
     6,275   Bellsouth Corp.,
               6.00% due 11/15/34..............................       6,359
     3,270   Citizens Communications Co.,
               6.25% due 01/15/13..............................       3,295
       175   Comsat Corp.,
               8.66% due 11/30/06..............................         190
       150   GTE Corp.,
               6.94% due 04/15/28..............................         167
        45   GTE Hawaiian Telephone Co.,
               7.00% due 02/01/06..............................          46
     6,800   Intelsat Ltd.,
               6.50% due 11/01/13..............................       6,188
     7,630   L-3 Communications Corp.,
               7.625% due 06/15/12 b...........................       8,374
     3,050   Lucent Technologies, Inc.,
               6.45% due 03/15/29..............................       2,760
     2,510   Lucent Technologies, Inc.,
               6.50% due 01/15/28 b............................       2,265
       748   MCI, Inc.,
               6.908% due 05/01/07.............................         766
       748   MCI, Inc.,
               7.688% due 05/01/09.............................         774
       641   MCI, Inc.,
               8.735% due 05/01/14.............................         689
     6,775   Motorola, Inc.,
               8.00% due 11/01/11 b............................       8,103
        55   Qwest Capital Funding, Inc.,
               7.00% due 08/03/09 b............................          54
        95   Qwest Communications International, Inc.,
               7.25% due 02/15/11 c............................          97

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
$    7,765   Qwest Corp.
               6.875% due 09/15/33 b...........................  $    7,144
     8,945   SBC Communications, Inc.,
               5.10% due 09/15/14..............................       9,028
     4,320   SBC Communications, Inc.,
               6.15% due 09/15/34 b............................       4,449
       175   Sprint Capital Corp.,
               7.125% due 01/30/06.............................         182
        65   Sprint Capital Corp.,
               7.90% due 03/15/05..............................          66
     7,675   Sprint Capital Corp.,
               8.75% due 03/15/32..............................      10,225
       100   Sprint Corp.-FON Group,
               9.25% due 04/15/22..............................         131
       350   Telecorp PCS, Inc.,
               10.625% due 07/15/10............................         381
       165   Verizon Communications, Inc.,
               8.75% due 11/01/21..............................         213
     3,910   Verizon Global Funding Corp.,
               7.75% due 12/01/30..............................       4,861
     1,500   Verizon Maryland, Inc.,
               8.30% due 08/01/31..............................       1,926
       125   Verizon Virginia, Inc.,
               4.625% due 03/15/13.............................         122
                                                                 ----------
                                                                     95,943
                                                                 ----------
             CONSTRUCTION -- 0.2%
     6,800   Horton (D.R.), Inc.,
               5.625% due 09/15/14.............................       6,783
        75   Horton (D.R.), Inc.,
               8.00% due 02/01/09..............................          84
       101   Lennar Corp.,
               9.95% due 05/01/10..............................         108
       125   MDC Holdings, Inc.,
               5.50% due 05/15/13 b............................         127
                                                                 ----------
                                                                      7,102
                                                                 ----------
             CONSUMER DURABLES -- 0.1%
     3,105   Corning, Inc.,
               8.30% due 04/04/25..............................       3,268
        65   Owens-Illinois, Inc.,
               7.50% due 05/15/10 b............................          69
                                                                 ----------
                                                                      3,337
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       135   Tyco International Group S.A.,
               6.75% due 02/15/11..............................         151
       490   Xerox Corp.,
               9.75% due 01/15/09..............................         576
                                                                 ----------
                                                                        727
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             ELECTRICAL EQUIPMENT -- 0.5%
$    1,295   Bio-Rad Laboratories, Inc.,
               7.50% due 08/15/13..............................  $    1,425
     6,775   PerkinElmer, Inc.,
               8.875% due 01/15/13.............................       7,724
     6,000   Rockwell Automation, Inc.,
               6.70% due 01/15/28..............................       6,916
                                                                 ----------
                                                                     16,065
                                                                 ----------
             ELECTRONICS -- 0.1%
        50   GE Global Insurance Holding Corp.,
               7.00% due 02/15/26..............................          54
       100   GE Global Insurance Holding Corp.,
               7.50% due 06/15/10..............................         113
     4,045   Thomas & Betts Corp.,
               7.25% due 06/01/13..............................       4,437
                                                                 ----------
                                                                      4,604
                                                                 ----------
             ENERGY & SERVICES -- 0.8%
     4,200   Ferrellgas LP,
               6.99% due 08/01/05..............................       4,253
     5,000   Lasmo USA, Inc.,
               7.50% due 06/30/06..............................       5,303
       200   Newfield Exploration Co.,
               7.625% due 03/01/11.............................         225
     6,800   Occidental Petroleum Corp.,
               7.375% due 11/15/08.............................       7,626
       100   R&B Falcon Corp.,
               6.75% due 04/15/05..............................         101
       125   Transocean Sedco Forex, Inc.,
               6.95% due 04/15/08..............................         136
     2,500   Union Oil Co. of California,
               9.375% due 02/15/11.............................       3,042
     6,050   Unocal Corp.,
               5.05% due 10/01/12..............................       6,192
                                                                 ----------
                                                                     26,878
                                                                 ----------
             FINANCIAL SERVICES -- 3.0%
     8,330   American General Finance Corp.,
               3.875% due 10/01/09 b...........................       8,197
    18,030   Amvescap PLC,
               4.50% due 12/15/09 c............................      18,011
     9,035   AvalonBay Communities, Inc.,
               8.25% due 07/15/08..............................      10,268
     5,800   Camden Property Trust,
               4.375% due 01/15/10.............................       5,781
     6,300   Credit Suisse First Boston USA, Inc.,
               6.125% due 11/15/11.............................       6,870
       175   Cullen/Frost Cap Trust I,
               2.86% due 03/01/34..............................         181
     3,800   Duke Realty LP,
               5.25% due 01/15/10..............................       3,924
     2,885   ERAC USA Finance Co.,
               8.25% due 05/01/05 c............................       2,933
     5,700   ERP Operating LP,
               6.63% due 04/13/05..............................       5,758
     5,000   Ford Motor Credit Co.,
               5.70% due 01/15/10..............................       5,046

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$   13,680   Goldman Sachs Group, Inc.,
               5.25% due 04/01/13..............................  $   14,028
        50   Goldman Sachs Group, Inc.,
               7.25% due 10/01/05 c............................          52
        75   Host Marriott LP,
               9.50% due 01/15/07..............................          82
        75   Lehman Brothers, Inc.,
               11.625% due 05/15/05............................          77
     6,575   Merrill Lynch & Co., Inc.,
               4.125% due 09/10/09.............................       6,571
     9,500   Morgan (J.P.) Chase & Co.,
               5.125% due 09/15/14.............................       9,562
       100   Morgan Stanley Dean Witter & Co.,
               6.30% due 01/15/06..............................         103
       200   Prudential Holdings LLC,
               7.245% due 12/18/23 c...........................         237
        96   Regional Diversified Funding,
               9.25% due 03/15/30 c............................         110
     7,825   Rouse Co.,
               7.20% due 09/15/12..............................       8,461
        40   Spieker Properties LP,
               8.00% due 07/19/05..............................          41
                                                                 ----------
                                                                    106,293
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 0.9%
        90   Altria Group, Inc.,
               7.00% due 11/04/13..............................          98
     3,750   ConAgra Foods, Inc.,
               7.00% due 10/01/28 b............................       4,363
     4,000   Foster's Finance Corp.,
               4.875% due 10/01/14 c...........................       3,977
    12,100   General Mills, Inc.,
               2.625% due 10/24/06.............................      11,894
    12,975   Kellogg Co.,
               2.875% due 06/01/08.............................      12,602
        45   Philip Morris Co., Inc.,
               6.375% due 02/01/06.............................          46
                                                                 ----------
                                                                     32,980
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.6%
     5,050   Carter Holt Harvey Ltd.,
               9.50% due 12/01/24..............................       6,851
    12,100   Potlatch Corp.,
               12.50% due 12/01/09.............................      14,902
                                                                 ----------
                                                                     21,753
                                                                 ----------
             HEALTH SERVICES -- 0.5%
     6,240   HCA, Inc.,
               6.375% due 01/15/15.............................       6,265
     4,935   HCA, Inc.,
               6.95% due 05/01/12..............................       5,196
       250   HCA, Inc.,
               7.00% due 07/01/07 b............................         262

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             HEALTH SERVICES -- (CONTINUED)
$      100   ING Capital Funding Trust III,
               8.439% due 12/31/49.............................  $      120
     3,974   Manor Care, Inc.,
               7.50% due 06/15/06..............................       4,188
                                                                 ----------
                                                                     16,031
                                                                 ----------
             HOTELS & GAMING -- 0.7%
    10,325   Harrah's Operating Co., Inc.,
               5.50% due 07/01/10 b............................      10,688
     5,820   Marriott International, Inc.,
               7.875% due 09/15/09.............................       6,685
     8,525   Mohegan Tribal Gaming Authority,
               6.375% due 07/15/09 b...........................       8,759
        15   Mohegan Tribal Gaming Authority,
               8.00% due 04/01/12..............................          16
                                                                 ----------
                                                                     26,148
                                                                 ----------
             INSURANCE -- 1.2%
       700   Aetna, Inc.,
               7.375% due 03/01/06.............................         729
     6,350   Aetna, Inc.,
               7.875% due 03/01/11.............................       7,432
        75   Americo Life, Inc.,
               7.875% due 05/01/13 c...........................          78
     4,700   Anthem, Inc.,
               6.80% due 08/01/12..............................       5,321
        75   First American Capital Trust I,
               8.50% due 04/15/12 f............................          85
     5,400   Humana, Inc.,
               7.25% due 08/01/06..............................       5,685
     3,500   Prudential Insurance Co. of America,
               6.375% due 07/26/06 c...........................       3,681
       550   Reliastar Financial Corp.,
               8.00% due 10/30/06..............................         595
     6,800   St. Paul Cos., Inc. (The),
               8.125% due 04/15/10.............................       7,942
        35   Torchmark Corp.,
               7.875% due 05/15/23.............................          43
        50   URC Holdings Corp.,
               7.875% due 06/30/06 cf..........................          53
     5,865   UnitedHealth Group, Inc.,
               4.125% due 08/15/09.............................       5,861
     5,815   WellPoint Health Networks, Inc.,
               6.375% due 06/15/06.............................       6,055
                                                                 ----------
                                                                     43,560
                                                                 ----------
             MACHINERY -- 0.0%
       715   Briggs & Stratton Corp.,
               8.875% due 03/15/11.............................         860
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 2.7%
     8,180   American Greetings Corp.,
               6.10% due 08/01/28..............................       8,732
    22,725   COX Communications, Inc.,
               5.50% due 10/01/15 b............................      22,596
     4,200   COX Radio, Inc.,
               6.375% due 05/15/05.............................       4,239

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             MEDIA & ENTERTAINMENT -- (CONTINUED)
$    3,750   CSC Holdings, Inc.,
               7.625% due 07/15/18 b...........................  $    3,966
        50   CSC Holdings, Inc.,
               7.875% due 12/15/07.............................          54
       500   Comcast Cable Communications,
               8.50% due 05/01/27..............................         664
       100   Comcast Corp.,
               10.625% due 07/15/12............................         131
     1,100   Continental Cablevision, Inc.,
               9.50% due 08/01/13..............................       1,191
     3,625   News America Holdings, Inc.,
               7.70% due 10/30/25..............................       4,300
        65   Park Place Entertainment Corp.,
               7.00% due 04/15/13 b............................          72
        50   TCI Communications, Inc.,
               8.35% due 02/15/05..............................          50
     4,025   TCI Communications, Inc.,
               8.75% due 08/01/15..............................       5,134
     7,975   Tele-Communications, Inc.,
               7.875% due 08/01/13.............................       9,562
       100   Time Warner Cos., Inc.,
               7.57% due 02/01/24..............................         118
    16,300   Time Warner Entertainment Co., LP,
               8.375% due 03/15/23.............................      20,435
       250   Time Warner, Inc.,
               6.875% due 06/15/18.............................         283
       125   Time Warner, Inc.,
               7.75% due 06/15/05..............................         127
     5,775   Walt Disney Co. (The),
               6.375% due 03/01/12.............................       6,431
     5,040   Walt Disney Co. (The),
               7.30% due 02/08/05..............................       5,062
                                                                 ----------
                                                                     93,147
                                                                 ----------
             METALS, MINERALS & MINING -- 0.3%
     8,425   International Steel Group, Inc.,
               6.50% due 04/15/14..............................       9,036
                                                                 ----------
             REAL ESTATE -- 0.2%
        75   EOP Operating LP,
               8.375% due 03/15/06.............................          79
     8,425   Westfield Capital Corp.,
               5.125% due 11/15/14 c...........................       8,385
                                                                 ----------
                                                                      8,464
                                                                 ----------
             RETAIL -- 0.9%
     8,400   Aramark Services, Inc.,
               7.10% due 12/01/06..............................       8,904
     8,000   Ingles Markets, Inc.,
               8.875% due 12/01/11 b...........................       8,560
     6,770   Kroger Co. (The),
               6.80% due 04/01/11..............................       7,630

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             RETAIL -- (CONTINUED)
$       80   McDonald's Corp.,
               7.05% due 11/15/25..............................  $       85
     4,965   Staples, Inc.,
               7.125% due 08/15/07.............................       5,344
                                                                 ----------
                                                                     30,523
                                                                 ----------
             SOFTWARE & SERVICES -- 0.1%
        65   AOL Time Warner, Inc.,
               6.125% due 04/15/06.............................          67
     3,000   Fiserv, Inc.,
               3.00% due 06/27/08..............................       2,910
                                                                 ----------
                                                                      2,977
                                                                 ----------
             TRANSPORTATION -- 1.5%
       100   Boeing Capital Corp.,
               4.29% due 06/20/05..............................         101
     7,200   Boeing Capital Corp.,
               5.75% due 02/15/07 b............................       7,519
       250   Boeing Capital Corp.,
               6.10% due 03/01/11 b............................         273
     3,800   Fedex Corp.,
               3.50% due 04/01/09..............................       3,721
        75   General Motors Acceptance Corp.,
               4.50% due 07/15/06..............................          75
       150   General Motors Acceptance Corp.,
               5.25% due 05/16/05..............................         151
       100   General Motors Acceptance Corp.,
               6.75% due 01/15/06..............................         103
     8,750   General Motors Acceptance Corp.,
               6.75% due 12/01/14 b............................       8,762
    11,125   General Motors Corp.,
               7.20% due 01/15/11 b............................      11,410
    10,150   General Motors Corp.,
               8.80% due 03/01/21..............................      10,983
       325   Roadway Corp.,
               8.25% due 12/01/08..............................         365
     6,773   Textron Financial Corp.,
               5.875% due 06/01/07.............................       7,120
     2,625   Trinity Industries, Inc.,
               6.50% due 03/15/14..............................       2,625
                                                                 ----------
                                                                     53,208
                                                                 ----------
             UTILITIES -- 5.7%
        50   AmerenEnergy Generating Co.,
               7.75% due 11/01/05..............................          52
     2,940   Buckeye Partners LP,
               5.30% due 10/15/14..............................       2,978
     8,530   Carolina Power & Light Co.,
               5.125% due 09/15/13.............................       8,726
     6,080   Carolina Power & Light Co.,
               6.125% due 09/15/33 b...........................       6,475
       175   CenterPoint Energy Resources Corp.,
               6.50% due 02/01/08..............................         188
     1,750   Centerior Energy Corp.,
               7.13% due 07/01/07..............................       1,890
        50   Centerpoint Energy, Inc.,
               5.875% due 06/01/08 b...........................          52

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    7,475   Centerpoint Energy, Inc.,
               6.85% due 06/01/15..............................  $    8,274
     9,960   Commonwealth Edison Co.,
               4.70% due 04/15/15 b............................       9,866
       125   Consolidated Edison Co. of New York,
               7.75% due 06/01/26..............................         134
     8,225   Consolidated Natural Gas Co.,
               5.375% due 11/01/06.............................       8,495
     5,575   Consumers Energy Co.,
               6.25% due 09/15/06..............................       5,821
     3,875   Detroit Edison Co. (The),
               6.125% due 10/01/10.............................       4,227
        80   Dominion Resources, Inc.,
               5.25% due 08/01/33..............................          80
     6,080   Duke Energy Corp.,
               3.75% due 03/05/08..............................       6,073
        60   Dynegy Holdings, Inc.,
               10.125% due 07/15/13 c..........................          69
     7,300   El Paso CGP Co.,
               6.50% due 06/01/08 b............................       7,391
     8,600   FPL Group Capital, Inc.,
               3.25% due 04/11/06..............................       8,605
     7,600   Florida Power & Light Co.,
               5.65% due 02/01/35..............................       7,819
     1,475   Kansas Gas & Electric Co.,
               6.20% due 01/15/06..............................       1,517
       780   Kansas Gas & Electric Co.,
               8.29% due 03/29/16..............................         805
        93   Kern River Funding Corp.,
               4.893% due 04/30/18 c...........................          95
     8,740   Kinder Morgan, Inc.,
               6.65% due 03/01/05..............................       8,795
       150   Kinder Morgan, Inc.,
               6.80% due 03/01/08..............................         162
    11,190   Monongahela Power Co.,
               6.70% due 06/15/14 c............................      12,397
       150   New England Telephone & Tele Co.,
               7.65% due 06/15/07..............................         163
       113   Niagara Mohawk Power Corp.,
               7.625% due 10/01/05.............................         117
     5,000   Northern States Power Co.,
               2.875% due 08/01/06.............................       4,959
     7,750   Northern States Power Co.,
               8.00% due 08/28/12 b............................       9,445
     4,150   Northwestern Corp.,
               7.30% due 12/01/06 c............................       4,376
     7,300   Pacificorp,
               5.45% due 09/15/13..............................       7,640
     3,100   Pacificorp,
               6.12% due 01/15/06..............................       3,188
     4,890   Panhandle Eastern Pipeline,
               2.75% due 03/15/07..............................       4,788
     8,090   Plains All American Pipeline LP,
               5.625% due 12/15/13.............................       8,321
     4,850   Public Service Co. of Colorado,
               4.875% due 03/01/13.............................       4,927

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    8,000   Sierra Pacific Power Co.,
               8.00% due 06/01/08..............................  $    8,760
    11,050   Southern California Edison Co.,
               8.00% due 02/15/07..............................      12,033
       850   Tennessee Gas Pipeline Co.,
               7.00% due 10/15/28 b............................         852
       500   Tennessee Gas Pipeline Co.,
               7.50% due 04/01/17 b............................         551
     4,150   Texas-New Mexico Power Co.,
               6.125% due 06/01/08.............................       4,274
     7,165   Waste Management, Inc.,
               7.00% due 10/15/06..............................       7,589
       150   Waste Management, Inc.,
               7.375% due 08/01/10.............................         172
     3,425   Westar Energy, Inc.,
               7.875% due 05/01/07.............................       3,725
                                                                 ----------
                                                                    196,866
                                                                 ----------
             Total corporate notes
               (cost $875,466).................................  $  896,619
                                                                 ----------

PRINCIPAL
 AMOUNT i
----------
FOREIGN BONDS & NOTES -- 15.7%
             BANKS -- 0.6%
$    4,980   Abbey National PLC,
               6.69% due 10/17/05..............................  $    5,104
     4,460   Abbey National PLC,
               6.70% due 06/29/49..............................       4,828
       100   Abbey National PLC,
               7.35% due 10/29/49..............................         106
       200   Barclays Bank PLC,
               8.55% due 09/29/49 c............................         244
        75   HSBC Capital Funding LP,
               4.61% due 12/29/49 c............................          72
EUR    150   Landesbank Baden-Wuerttemberg Girozentrale,
               3.25% due 05/08/08..............................         206
        80   Lloyds TSB Bank PLC,
               2.938% due 06/29/49.............................          71
     3,300   Morgan Stanley Bank AG for OAO Gazprom,
               9.625% due 03/01/13.............................       3,913
       100   National Wesrminister Bank PLC,
               2.125% due 08/01/49.............................          88
       120   Spintab AB,
               7.50% due 08/14/49 c............................         127
     6,065   TuranAlem Finance BV,
               7.875% due 06/02/10.............................       6,114
                                                                 ----------
                                                                     20,873
                                                                 ----------
             COMMUNICATIONS -- 0.9%
        75   British Telecommunications PLC,
               7.875% due 12/15/05.............................          78
     8,450   Deutsche Telekom International Finance BV,
               8.25% due 06/15/05..............................       8,647

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
$    5,690   Deutsche Telekom International Finance BV,
               8.50% due 06/15/10..............................  $    6,779
     2,150   Rogers Cable, Inc.,
               6.25% due 06/15/13..............................       2,155
       325   TELUS Corp.,
               7.50% due 06/01/07..............................         353
     5,955   TELUS Corp.,
               8.00% due 06/01/11..............................       7,057
     4,990   Telefonica Europe BV,
               7.35% due 09/15/05..............................       5,138
                                                                 ----------
                                                                     30,207
                                                                 ----------
             CONSTRUCTION -- 0.1%
     3,605   Asia Aluminum Holdings Ltd.,
               8.00% due 12/23/11 c............................       3,641
                                                                 ----------
             ENERGY & SERVICES -- 1.1%
     3,470   EnCana Corp.,
               6.30% due 11/01/11..............................       3,812
     7,795   Gazprom International S.A.,
               7.201% due 02/01/20 c...........................       8,243
       150   Husky Oil Ltd.,
               7.125% due 11/15/06.............................         159
       220   Husky Oil Ltd.,
               8.90% due 08/15/28..............................         250
     6,425   Pemex Project Funding Master Trust Co.,
               7.375% due 12/15/14 b...........................       7,141
     4,635   Petro-Canada,
               5.35% due 07/15/33..............................       4,331
       100   Petroleos Mexicanos,
               6.50% due 02/01/05 b............................         100
     7,060   Petroleos Mexicanos,
               9.25% due 03/30/18 b............................       8,754
     6,475   Repsol International Finance BV,
               7.45% due 07/15/05..............................       6,626
                                                                 ----------
                                                                     39,416
                                                                 ----------
             FINANCIAL SERVICES -- 0.0%
        58   Pemex Finance Ltd.,
               8.02% due 05/15/07..............................          61
       100   Southern Investments UK PLC,
               6.80% due 12/01/06..............................         105
       200   Yorkshire Power Finance Ltd.,
               6.496% due 02/15/08.............................         211
       100   Yorkshire Power Pass-Through Asset Trust,
               8.25% due 02/15/05 c............................         102
                                                                 ----------
                                                                        479
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 0.3%
    11,500   Cadbury Schweppes Finance PLC,
               5.00% due 06/26/07..............................      11,787
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             FOREIGN GOVERNMENTS -- 9.7%
EUR 75,700   Bundesobligation,
               3.50% due 10/10/08..............................  $  105,197
EUR 23,930   Bundesobligation,
               4.50% due 08/17/07..............................      34,050
CAD    200   Canadian Government Bond,
               7.25% due 06/01/07..............................         183
CAD    200   Canadian Government Bond,
               9.00% due 03/01/11..............................         213
EUR 63,275   France Government Bond OAT,
               4.00% due 10/25/13..............................      88,685
EUR    200   French Treasury Note,
               3.50% due 01/12/08..............................         278
EUR      1   French Treasury Note,
               5.00% due 07/12/05..............................           1
EUR 46,300   Italy Buoni Poliennali Del Tesoro,
               6.75% due 02/01/07..............................      68,331
    32,225   Italy Government International Bond,
               3.75% due 12/14/07 b............................      32,299
AUD    300   Italy Government International Bond,
               5.875% due 08/14/08.............................         237
     9,200   Mexico Government International Bond,
               4.625% due 10/08/08.............................       9,315
       150   Mexico Government International Bond,
               6.625% due 03/03/15 b...........................         161
       275   Mexico Government International Bond,
               7.50% due 04/08/33 b ...........................         297
                                                                 ----------
                                                                    339,247
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.4%
     5,350   Abitibi-Consolidated, Inc.,
               8.85% due 08/01/30..............................       5,377
     8,340   Domtar, Inc.,
               7.875% due 10/15/11 b...........................       9,625
                                                                 ----------
                                                                     15,002
                                                                 ----------
             HOTELS & GAMING -- 0.1%
     5,000   Gruma S.A. de CV,
               7.75% due 12/03/49 c............................       4,988
        75   Intrawest Corp.,
               7.50% due 10/15/13..............................          80
                                                                 ----------
                                                                      5,068
                                                                 ----------
             MACHINERY -- 0.2%
EUR    250   Deutsche Bundesrepublik,
               4.50% due 07/04/09..............................         361
EUR  5,550   Fondo LatinoAmericano De Reservas,
               3.00% due 08/01/06 c............................       5,524
                                                                 ----------
                                                                      5,885
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 0.3%
     7,300   British Sky Broadcasting Group PLC,
               7.30% due 10/15/06..............................       7,755
     3,660   Shaw Communications, Inc.,
               8.25% due 04/11/10..............................       4,163
                                                                 ----------
                                                                     11,918
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
FOREIGN BONDS & NOTES -- (CONTINUED)
             METALS, MINERALS & MINING -- 0.6%
$    5,645   Corp. Nacional del Cobre de Chile,
               4.75% due 10/15/14 c ...........................  $    5,534
     7,200   Inco Ltd.,
               7.75% due 05/15/12 b............................       8,525
     7,300   Placer Dome, Inc.,
               7.125% due 06/15/07.............................       7,857
                                                                 ----------
                                                                     21,916
                                                                 ----------
             TRANSPORTATION -- 0.7%
    16,750   Bombardier, Inc.,
               6.30% due 05/01/14 c............................      14,531
     7,175   Royal Caribbean Cruises Ltd.,
               6.875% due 12/01/13.............................       7,749
                                                                 ----------
                                                                     22,280
                                                                 ----------
             UTILITIES -- 0.7%
    13,500   France Telecom S.A.,
               8.50% due 03/01/11..............................  $   16,104
       150   France Telecom S.A.,
               9.25% due 03/01/31..............................         203
     4,378   Ras Laffan Liquefied Natural Gas Co., Ltd.,
               3.437% due 09/15/09 c...........................       4,299
                                                                 ----------
                                                                     20,606
                                                                 ----------
             Total foreign bonds & notes
               (cost $519,421).................................  $  548,325
                                                                 ----------
INTEREST ONLY -- 1.5%
             FINANCIAL SERVICES -- 1.5%
   288,928   Banc of America Commercial Mortgage, Inc., Series
               2004-6, Class XP IO,
               4.21% due 12/10/42..............................  $    8,397
   148,556   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR3, Class X1,
               7.77% due 02/11/41 c............................       3,303
    85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR5, Class X2,
               4.25% due 07/11/42..............................       3,875
    67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR6, Class X2,
               4.40% due 11/11/41..............................       2,527
    74,619   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C3, Class X2,
               4.12% due 12/10/41..............................       2,546
   183,000   GS Mortgage Securities Corp., Series 2004-GG2,
               Class XP,
               4.10% due 08/01/38..............................       3,096
    72,059   Merrill Lynch Mortgage Trust,
               3.84% due 09/12/41 c............................       3,333

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$   69,939   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C1, Class X2,
               3.99% due 01/15/38 c............................  $    3,116
   336,727   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C3, Class X2,
               4.19% due 01/15/42..............................       8,068
    46,200   Tennessee Valley Linked Call Strips,
               Series 2002-TVA-1
               6.46% due 11/01/25..............................      10,584
    66,315   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C10, Class XP,
               4.04% due 02/15/41 c............................       2,843
                                                                 ----------
                                                                     51,688
                                                                 ----------
             Total interest only
               (cost $52,597)..................................  $   51,688
                                                                 ----------
MUNICIPAL BONDS -- 0.4%
             FINANCIAL SERVICES -- 0.4%
       275   Industry California Urban Development Agency,
               6.10% due 05/01/24..............................  $      283
    15,200   State of Illinois,
               5.10% due 06/01/33..............................      14,601
                                                                 ----------
                                                                     14,884
                                                                 ----------
             Total municipal bonds
               (cost $15,482)..................................  $   14,884
                                                                 ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 36.9%
             FEDERAL HOME LOAN BANK -- 0.1%
     2,350   6.43% due 02/20/2007..............................  $    2,487
                                                                 ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
    21,000   4.10% due 01/28/2014..............................      20,847
    26,783   5.50% due 10/01/18 -- 05/01/34....................      27,229
    57,709   6.00% due 04/01/17 -- 09/01/34 l..................      59,653
        19   6.50% due 07/01/16 -- 08/01/32....................          20
        37   7.50% due 09/01/29 -- 11/01/31....................          40
                                                                 ----------
                                                                    107,789
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.9%
       250   3.678% due 02/17/2009.............................         252
   187,198   5.00% due 02/01/18 -- 09/01/34 l..................     187,448
   294,616   5.50% due 06/01/18 -- 10/01/34....................     299,328
   140,303   6.00% due 07/01/12 -- 10/01/34 l..................     145,342
       245   6.30% due 04/01/08................................         260
    22,602   6.50% due 11/01/14 -- 01/01/33....................      23,728
        80   7.00% due 02/01/16 -- 09/01/32....................          85
     3,038   7.50% due 11/01/15 -- 05/01/32....................       3,256
        14   8.00% due 04/01/32................................          15
                                                                 ----------
                                                                    659,714
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.7%
$   27,745   5.00% due 05/15/33 -- 06/15/34....................  $   27,790
    65,888   5.50% due 01/01/33 -- 10/20/34 l..................      67,279
    53,420   6.00% due 12/15/31 -- 09/15/34....................      55,409
    46,819   6.50% due 02/15/28 -- 09/15/32....................      49,331
       197   7.00% due 06/20/30 -- 08/15/31....................         209
         1   7.50% due 01/15/32................................           1
        25   8.50% due 11/15/24................................          28
                                                                 ----------
                                                                    200,047
                                                                 ----------
             U.S. INFLATION-INDEXED SECURITIES -- 2.9%
    99,106   2.00% due 07/15/14 b..............................     102,250
                                                                 ----------
             U.S. TREASURY BONDS -- 3.3%
    18,743   5.375% due 02/15/31 b.............................      20,267
    54,960   6.25% due 08/15/23 b..............................      64,344
    25,100   6.875% due 08/15/25 b.............................      31,615
                                                                 ----------
                                                                    116,226
                                                                 ----------
             U.S. TREASURY NOTES -- 2.9%
   101,600   1.875% due 11/30/05 b.............................     100,806
                                                                 ----------
             Total U.S. treasuries & federal agencies
               (cost $1,277,854)...............................  $1,289,319
                                                                 ----------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
         1   Iridium World Communications, Inc. *afh...........  $       --
                                                                 ----------
             UTILITIES -- 0.0%
        --   Ntelos, Inc. *afh.................................          --
                                                                 ----------
             Total warrants
               (cost $98)......................................  $       --
                                                                 ----------
SHORT-TERM SECURITIES -- 20.8%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 12.2%
   427,391   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  427,391
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             REPURCHASE AGREEMENTS -- 8.6%
$  112,583   BPN Paribas Joint Repurchase Agreement (See Note
               2(d)),
               1.60% due 01/03/05..............................  $  112,583
    90,067   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d)),
               1.58% due 01/03/05..............................      90,067
    97,491   UBS Securities Joint Repurchase Agreement (See
               Note 2(d)),
               1.58% due 01/03/05..............................      97,491
                                                                 ----------
                                                                    300,141
                                                                 ----------
             Total short-term securities
               (cost $727,532).................................  $  727,532
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $3,900,149) m -- 113.2%.............   3,959,243
             OTHER ASSETS, LESS LIABILITIES -- (13.2%).........    (461,157)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $3,498,086
                                                                 ==========

Note: Market value of investments in foreign securities represents 15.4% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $159,207 or 4.6% of net assets.

  f  Illiquid Securities (See Note 2m).

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  i  All principal amounts are in U.S. dollars unless otherwise indicated

       AUD -- Australian Dollar

       EUR -- Euro

       CAD -- Canadian Dollar

  k  Debt security in default due to bankruptcy.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $3,901,259 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 73,640
      Unrealized depreciation........................   (15,656)
                                                       --------
      Net Unrealized appreciation....................  $ 57,984
                                                       ========

 l The cost of the securities purchased on a when-issued basis at December 31, 2004 was $86,702.

The accompanying notes are an integral part of this financial statement.

 HARTFORD BOND HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                         MARKET             CONTRACT
DESCRIPTION                      TRANSACTION             VALUE               AMOUNT             DELIVERY DATE
-----------                      -----------             ------             --------            -------------
EURO                                 BUY                $ 34,711            $ 34,622              1/26/2005
EURO                                 BUY                  35,683              34,216              1/26/2005
EURO                                SELL                 119,463             110,916              1/26/2005
EURO                                SELL                  70,186              68,607              1/26/2005
EURO                                SELL                  56,419              55,069              1/26/2005
EURO                                SELL                  24,917              24,242              1/26/2005

                         UNREALIZED
                        APPRECIATION
DESCRIPTION            (DEPRECIATION)
-----------            --------------
EURO                      $     89
EURO                         1,467
EURO                        (8,547)
EURO                        (1,579)
EURO                        (1,350)
EURO                          (675)
                          --------
                          $(10,595)
                          ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- 97.9%
            BANKS -- 8.2%
   1,994    American Capital Strategies Ltd. b................  $    66,513
   4,039    Bayerische Vereinsbank AG bg......................       91,533
   6,531    Citigroup, Inc. ..................................      314,683
   8,617    Countrywide Financial Corp........................      318,911
     550    EFG Eurobank Ergasias S.A. g......................       18,893
      14    Mitsubishi Tokyo Financial Group, Inc. bg.........      142,064
  30,595    PT Bank Rakyat Indonesia g........................        9,491
   3,774    Unibanco-Uniao de Bancos Brasileiros S.A.,
              GDR b...........................................      119,724
                                                                -----------
                                                                  1,081,812
                                                                -----------
            BUSINESS SERVICES -- 0.9%
   2,135    Fluor Corp. b.....................................      116,373
                                                                -----------
            CHEMICALS -- 2.8%
   2,642    Dow Chemical Co. (The)............................      130,796
   5,063    Lyondell Chemical Co. ............................      146,419
   1,625    Monsanto Co. .....................................       90,269
                                                                -----------
                                                                    367,484
                                                                -----------
            COMMUNICATIONS -- 5.7%
   3,510    America Movil S.A. de C.V., ADR b.................      183,759
   4,175    Motorola, Inc. b..................................       71,813
   7,785    Nextel Communications, Inc., Class A a............      233,550
     684    Research in Motion Ltd. ab........................       56,360
   8,037    Sprint Corp.-FON Group b..........................      199,710
   5,000    ZTE Corp. ab......................................       16,178
                                                                -----------
                                                                    761,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
   4,597    EMC Corp. b.......................................       68,353
  45,048    HON HAI Precision Industry g......................      209,229
   1,433    International Business Machines Corp. b...........      141,295
     176    Symbol Technologies, Inc. ........................        3,045
                                                                -----------
                                                                    421,922
                                                                -----------
            CONSUMER NON-DURABLES -- 5.6%
   4,665    McKesson Corp. ...................................      146,770
     517    Nintendo Co., Ltd. g..............................       65,207
   6,000    Safeway, Inc. ab..................................      118,440
   7,744    Tyco International Ltd. ..........................      276,756
   7,738    Xerox Corp. ab....................................      131,620
                                                                -----------
                                                                    738,793
                                                                -----------
            DRUGS -- 4.3%
   2,283    AstraZeneca PLC, ADR..............................       83,078
   3,250    Elan Corp., PLC, ADR ab...........................       88,563
   3,009    Forest Laboratories, Inc. a.......................      134,970
   4,165    IVAX Corp. ab.....................................       65,896
   3,682    Millennium Pharmaceuticals, Inc. ab...............       44,628
   1,040    Novartis AG ADR...................................       52,557
   1,304    OSI Pharmaceuticals, Inc. ab......................       97,578
                                                                -----------
                                                                    567,270
                                                                -----------
            ELECTRONICS -- 8.8%
  11,562    Altera Corp. a....................................      239,331
   3,318    Amphenol Corp. a..................................      121,896

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            ELECTRONICS -- (CONTINUED)
   4,366    Broadcom Corp., Class A a.........................  $   140,938
   4,500    Cisco Systems, Inc. ab............................       86,850
   1,572    Cooper Industries Ltd. b..........................      106,696
      --    Freescale Semiconductor, Inc., Class B ah.........           --
   2,192    NVIDIA Corp. a....................................       51,648
     969    Samsung Electronics Co., Ltd. bg..................      420,814
                                                                -----------
                                                                  1,168,173
                                                                -----------
            ENERGY & SERVICES -- 7.6%
   4,566    Devon Energy Corp. b..............................      177,689
   1,185    Encana Corp. .....................................       67,605
     816    Peabody Energy Corp. .............................       66,039
   2,145    Petro-Canada......................................      109,443
   2,338    SK Corp.  abg.....................................      127,989
   3,635    Sasol Ltd., ADR b.................................       78,813
   3,275    Suncor Energy, Inc. b.............................      115,935
   2,284    Valero Energy Corp. b.............................      103,707
   1,347    Weatherford International Ltd. ab.................       69,101
   2,402    XTO Energy, Inc. b................................       84,972
                                                                -----------
                                                                  1,001,293
                                                                -----------
            FINANCIAL SERVICES -- 3.7%
   1,829    Goldman Sachs Group, Inc. ........................      190,248
   1,193    Orix Corp. bg.....................................      163,207
   2,186    Spirit Finance Corp. cg...........................       24,884
   5,000    Standard Bank Group Ltd. .........................       58,398
     790    Takefuji Corp. bg.................................       53,416
                                                                -----------
                                                                    490,153
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
   4,116    Bunge Ltd. b......................................      234,642
      15    Japan Tobacco, Inc. g.............................      175,422
                                                                -----------
                                                                    410,064
                                                                -----------
            FOREST & PAPER PRODUCTS -- 1.6%
     770    Kimberly-Clark Corp. .............................       50,661
      --    Neenah Paper, Inc. ah.............................           --
   8,500    Smurfit-Stone Container Corp. a...................      158,780
                                                                -----------
                                                                    209,441
                                                                -----------
            HOTELS & GAMING -- 0.4%
     945    Starwood Hotels & Resorts Worldwide, Inc. ........       55,176
                                                                -----------
            INSURANCE -- 4.6%
   5,503    Ace Ltd. .........................................      235,245
   1,144    American International Group, Inc. b..............       75,094
     634    Marsh & McLennan Cos., Inc. b.....................       20,845
   4,097    St. Paul Travelers Cos., Inc. (The)...............      151,879
   1,091    WellPoint, Inc. a.................................      125,488
                                                                -----------
                                                                    608,551
                                                                -----------
            MACHINERY -- 3.3%
   1,807    Deere & Co. b ....................................      134,426
   1,680    Ingersoll Rand Co. ...............................      134,904
   1,388    Lam Research Corp. ab.............................       40,136
   1,746    Parker-Hannifin Corp. ............................      132,212
                                                                -----------
                                                                    441,678
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 3.7%
   4,182    Comcast Corp. a...................................  $   137,324
   6,294    Publishing & Broadcasting Ltd. bg.................       86,515
   7,020    Time Warner, Inc. a...............................      136,461
   4,696    Walt Disney Co. (The).............................      130,552
                                                                -----------
                                                                    490,852
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.1%
   6,204    BHP Billiton Ltd., ADR b..........................      149,027
                                                                -----------
            METALS, MINERALS & MINING -- 8.6%
   4,496    Allegheny Technologies, Inc. b....................       97,430
   2,490    Apex Silver Mines Ltd. ab.........................       42,780
   1,003    Cameco Corp. ab...................................      105,185
   4,511    Companhia Vale do Rio Doce ADR b..................      130,855
   2,238    Engelhard Corp. ..................................       68,627
   1,609    International Steel Group, Inc. ab................       65,276
   6,583    Rio Tinto PLC g...................................      194,159
   7,000    Teck Cominco Ltd. ................................      215,699
   1,541    United States Steel Corp. b.......................       78,992
   8,028    Xstrata PLC g.....................................      143,363
                                                                -----------
                                                                  1,142,366
                                                                -----------
            REAL ESTATE -- 0.4%
  35,043    Hang Lung Properties Ltd. bg......................       54,165
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 2.2%
   2,035    General Growth Properties, Inc. b.................       73,587
   6,510    Host Marriott Corp. b.............................      112,623
     515    Spirit Finance Corp. ab...........................        6,515
   2,071    iStar Financial, Inc. ............................       93,715
                                                                -----------
                                                                    286,440
                                                                -----------
            RETAIL -- 4.7%
   5,733    Gap, Inc. (The) b.................................      121,087
  20,612    Kingfisher PLC  g.................................      122,368
   1,830    Neiman-Marcus Group, Inc. b.......................      130,933
   3,000    Penney (J.C.) Co., Inc. b.........................      124,200
   1,038    eBay, Inc. a......................................      120,734
                                                                -----------
                                                                    619,322
                                                                -----------
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     366    Puma AG g.........................................      100,681
                                                                -----------
            SOFTWARE & SERVICES -- 5.5%
   2,504    Cognex Corp. .....................................       69,848
   1,756    Electronic Arts, Inc. a...........................      108,279
   6,639    Microsoft Corp. ..................................      177,333
   9,080    Oracle Corp. a....................................      124,571
   3,058    VeriSign, Inc. ab.................................      102,497
   3,838    Yahoo!, Inc. ab...................................      144,605
                                                                -----------
                                                                    727,133
                                                                -----------
            TRANSPORTATION -- 6.0%
  12,921    Air China Ltd. c..................................        4,987
  90,728    Air China Ltd. ab.................................       35,018
   3,331    CSX Corp. b.......................................      133,494
     539    Honeywell International, Inc. ....................       19,097
   3,738    JetBlue Airways Corp. ab..........................       86,794
   1,800    Northwest Airlines Corp. ab.......................       19,674

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   8,254    Toyota Motor Corp. g..............................  $   338,749
   1,652    United Technologies Corp. b.......................      170,724
                                                                -----------
                                                                    808,537
                                                                -----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
   2,147    Federal Home Loan Mortgage Corp. .................      158,249
                                                                -----------
            Total common stocks
              (cost $10,495,687)..............................  $12,976,325
                                                                -----------
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.7%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
$ 72,563    6.125% due 11/15/27...............................  $    84,755
     284    6.25% due 05/15/30................................          341
     621    11.25% due 02/15/15...............................        1,003
                                                                -----------
                                                                     86,099
                                                                -----------
            U.S. TREASURY NOTES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
   3,498    1.625% due 02/28/06...............................        3,469
     675    5.00% due 08/15/11................................          731
   2,025    6.50% due 10/15/06................................        2,175
                                                                -----------
                                                                      6,375
                                                                -----------
            Total U.S. treasuries & federal agencies
              (cost $92,474)..................................  $    92,474
                                                                -----------
 SHARES
---------
WARRANTS -- 0.2%
            COMMUNICATIONS -- 0.2%
   3,537    Icici Bank Ltd. c.................................  $    31,053
                                                                -----------
            Total warrants
              (cost $22,227)..................................  $    31,053
                                                                -----------
SHORT-TERM SECURITIES -- 6.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.6%
 621,262    State Street Navigator Securities Lending Prime
              Portfolio.......................................      608,453
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 1.5%
$ 23,016    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    23,016
  23,016    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       23,016
  39,702    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       39,702

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE #
---------                                                       -----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  9,831    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $     9,831
 104,146    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      104,146
                                                                -----------
                                                                    199,711
                                                                -----------
            Total short-term securities
              (cost $808,164).................................  $   808,164
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $11,418,552) PM -- 104.9%...........   13,908,016
            OTHER ASSETS, LESS LIABILITIES -- (4.9%)..........     (650,273)
                                                                -----------
            NET ASSETS -- 100.0%..............................  $13,257,743
                                                                ===========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
  a  Non-income producing during the period.
  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).
  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $60,924 or 0.5% of net assets.
  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $2,542,149, which represents 19.2% of the total net assets.
  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p  Cost of securities from the proceeds of security leading is $92,474.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $11,429,905 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $2,638,599
      Unrealized depreciation.......................    (160,488)
                                                      ----------
      Net Unrealized appreciation...................  $2,478,111
                                                      ==========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               73.3%
---------------------------------------------------------------
Japan                                                   7.1
---------------------------------------------------------------
Canada                                                  5.1
---------------------------------------------------------------
South Korea                                             4.1
---------------------------------------------------------------
United Kingdom                                          3.0
---------------------------------------------------------------
Brazil                                                  1.9
---------------------------------------------------------------
Australia                                               1.8
---------------------------------------------------------------
Taiwan                                                  1.6
---------------------------------------------------------------
Switzerland                                             1.5
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Germany                                                 1.4
---------------------------------------------------------------
South Africa                                            1.0
---------------------------------------------------------------
Ireland                                                 0.7
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Indonesia                                               0.1
---------------------------------------------------------------
Greece                                                  0.1
---------------------------------------------------------------
Other Assets and Liabilities                           (4.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Australian Dollar                                Buy             $1,439           $1,425          1/5/2005              $ 14
Australian Dollar                                Buy              4,446            4,428          1/6/2005                18
EURO                                             Buy                845              847          1/5/2005                (2)
EURO                                             Buy              2,078            2,076          1/3/2005                 2
EURO                                             Buy              2,197            2,208          1/4/2005               (11)
                                                                                                                        ----
                                                                                                                        $ 21
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 96.2%
            BANKS -- 8.6%
   2,796    Bank of America Corp. ............................  $  131,403
   3,591    Citigroup, Inc. ..................................     172,993
   1,802    MBNA Corp.                                              50,801
   1,541    Morgan (J.P.) Chase & Co. ........................      60,101
     530    State Street Corp.................................      26,014
   1,629    Synovus Financial Corp. ..........................      46,565
     583    Zions Bancorp.....................................      39,627
                                                                ----------
                                                                   527,504
                                                                ----------
            CHEMICALS -- 4.0%
     923    Avery Dennison Corp. .............................      55,352
   2,639    du Pont (E.I.) de Nemours & Co. ..................     129,459
   1,353    Rohm & Haas Co. ..................................      59,830
                                                                ----------
                                                                   244,641
                                                                ----------
            COMMUNICATIONS -- 5.5%
   1,621    BellSouth Corp. ..................................      45,059
   3,160    Motorola, Inc. ...................................      54,354
   2,926    SBC Communications, Inc. .........................      75,390
   1,327    Sprint Corp. -- FON Group.........................      32,986
   3,120    Verizon Communications, Inc. .....................     126,377
                                                                ----------
                                                                   334,166
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.7%
   2,173    EMC Corp. a.......................................      32,313
   1,358    International Business Machines Corp. ............     133,901
   1,231    Pitney Bowes, Inc.................................      56,957
                                                                ----------
                                                                   223,171
                                                                ----------
            CONSUMER NON-DURABLES -- 2.6%
     354    Cardinal Health, Inc. ............................      20,573
     978    Colgate-Palmolive Co. ............................      50,045
     586    Gillette Co. (The)................................      26,255
     577    McKesson Corp. b..................................      18,149
   2,420    Xerox Corp. ab....................................      41,156
                                                                ----------
                                                                   156,178
                                                                ----------
            DRUGS -- 7.4%
   2,786    Abbott Laboratories...............................     129,981
   1,321    AstraZeneca PLC, ADR..............................      48,075
   1,068    Eli Lilly & Co. ..................................      60,581
     761    Novartis AG ADR...................................      38,481
   1,451    Pfizer, Inc. .....................................      39,016
   3,590    Schering-Plough Corp. ............................      74,951
   1,498    Wyeth.............................................      63,800
                                                                ----------
                                                                   454,885
                                                                ----------
            ELECTRONICS -- 4.4%
   1,146    Broadcom Corp., Class A a.........................      36,977
     677    Emerson Electric Co. .............................      47,423
     349    Freescale Semiconductor, Inc., Class B a..........       6,406
   1,901    General Electric Co. .............................      69,400
   2,257    Texas Instruments, Inc............................      55,572
     797    Whirlpool Corp....................................      55,174
                                                                ----------
                                                                   270,952
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 13.7%
     708    Anadarko Petroleum Corp. b........................  $   45,892
   1,569    BP PLC, ADR.......................................      91,630
   2,177    ChevronTexaco Corp. ..............................     114,335
   2,047    Encana Corp. b....................................     116,789
   3,619    ExxonMobil Corp. .................................     185,508
     423    Occidental Petroleum Corp.........................      24,663
   1,489    Royal Dutch Petroleum Co., NY Shares b............      85,445
     941    Schlumberger Ltd..................................      63,000
   1,031    Total S.A., ADR b.................................     113,245
                                                                ----------
                                                                   840,507
                                                                ----------
            FINANCIAL SERVICES -- 3.0%
     742    Franklin Resources, Inc. b........................      51,701
     301    Goldman Sachs Group, Inc..........................      31,326
     750    Merrill Lynch & Co., Inc. ........................     44,810]
     687    UBS AG b..........................................      57,632
                                                                ----------
                                                                   185,469
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.0%
   1,612    Altria Group, Inc. ...............................      98,469
   1,343    Coca-Cola Co. (The)...............................      55,905
   1,135    Coca-Cola Enterprises, Inc. ......................      23,669
   1,047    General Mills, Inc. ..............................      52,031
     686    Sara Lee Corp. ...................................      16,570
                                                                ----------
                                                                   246,644
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.8%
   1,758    Abitibi-Consolidated, Inc. b......................      12,165
     454    Bowater, Inc. b...................................      19,949
   1,653    International Paper Co. ..........................      69,434
   1,027    Kimberly-Clark Corp. .............................      67,580
      --    Neenah Paper, Inc. ah.............................          --
     430    Temple-Inland, Inc. ..............................      29,412
   1,405    Weyerhaeuser Co. .................................      94,437
                                                                ----------
                                                                   292,977
                                                                ----------
            INSURANCE -- 5.4%
     576    Ace Ltd. .........................................      24,641
   1,157    American International Group, Inc. ...............      75,960
     916    MBIA, Inc. a......................................      57,977
     872    Marsh & McLennan Cos., Inc. ......................      28,692
     688    Prudential Financial, Inc. .......................      37,796
     886    St. Paul Travelers Cos., Inc. (The)...............      32,840
     964    XL Capital Ltd., Class A..........................      74,862
                                                                ----------
                                                                   332,768
                                                                ----------
            MACHINERY -- 2.8%
     710    Caterpillar, Inc. ................................      69,183
     379    Deere & Co........................................      28,212
     998    Parker-Hannifin Corp..............................      75,604
                                                                ----------
                                                                   172,999
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.2%
   1,124    Comcast Corp. a...................................      36,896
   1,076    Comcast Corp., Class A ab.........................      35,821

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- (CONTINUED)
     624    Gannett Co., Inc. ................................  $   50,981
   3,726    Time Warner, Inc. a...............................      72,439
                                                                ----------
                                                                   196,137
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
   1,393    Baxter International, Inc. .......................      48,117
                                                                ----------
            METALS, MINERALS & MINING -- 2.1%
   1,947    Alcoa, Inc........................................      61,172
     585    Rio Tinto PLC, ADR................................      69,774
                                                                ----------
                                                                   130,946
                                                                ----------
            RETAIL -- 3.5%
   1,602    Family Dollar Stores, Inc. .......................      50,040
   2,343    McDonald's Corp. .................................      75,129
   2,248    TJX Cos., Inc. (The)..............................      56,492
     631    Yum! Brands, Inc. ................................      29,770
                                                                ----------
                                                                   211,431
                                                                ----------
            SOFTWARE & SERVICES -- 1.3%
   2,938    Microsoft Corp....................................      78,482
                                                                ----------
            TRANSPORTATION -- 8.1%
   2,114    CSX Corp. ........................................      84,741
     941    Canadian Pacific Railway Ltd. b...................      32,395
   3,075    Delphi Corp. .....................................      27,732
     107    FedEx Corp. ......................................      10,509
     796    General Dynamics Corp. ...........................      83,303
     773    Genuine Parts Co. ................................      34,050
     659    Honeywell International, Inc. ....................      23,339
     934    Norfolk Southern Corp. ...........................      33,791
   1,960    Southwest Airlines Co. ...........................      31,914
   1,297    Union Pacific Corp................................      87,237
     423    United Technologies Corp..........................      43,738
                                                                ----------
                                                                   492,749
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.3%
   1,045    Federal Home Loan Mortgage Corp. .................      77,009
                                                                ----------
            UTILITIES -- 6.0%
     459    Dominion Resources, Inc. .........................      31,066
   2,208    Exelon Corp. .....................................      97,316
     988    FPL Group, Inc. ..................................      73,860
     865    Pinnacle West Capital Corp. ......................      38,419
   1,005    Progress Energy, Inc..............................      45,444
   2,528    Waste Management, Inc. ...........................      75,685
                                                                ----------
                                                                   361,790
                                                                ----------
            Total common stocks
              (cost $4,975,009)...............................  $5,879,522
                                                                ----------
PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
 -------                                                        ----------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.8%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.2%
 $   592    5.25% due 02/15/29................................  $      633
   6,860    6.25% due 08/15/23................................       8,192
     923    7.25% due 05/15/16................................       1,165
   2,820    8.125% due 05/15/21...............................       3,928
                                                                ----------
                                                                    13,918
                                                                ----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 0.6%
   1,778    0.875% due 04/15/10...............................       1,764
   1,056    2.00% due 07/15/14................................       1,100
   6,228    3.625% due 01/15/08...............................       6,889
   9,640    3.875% due 04/15/29...............................      13,588
   8,201    3.875% due 01/15/09...............................       9,340
                                                                ----------
                                                                    32,681
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $46,599)..................................  $   46,599
                                                                ----------
 SHARES
 -------
SHORT-TERM SECURITIES -- 8.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.4%
 270,273    BNY Institutional Cash Reserves Fund..............  $  270,273
                                                                ----------

PRINCIPAL
 AMOUNT
 -------
            REPURCHASE AGREEMENTS -- 3.7%
 $26,104    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $   26,104
  26,104    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)) 2.17% due 01/03/05....      26,104
  45,029    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................      45,029
  11,150    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)) 1.60% due 01/03/05...................      11,150
 118,120    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................     118,120
                                                                ----------

                                                                   226,507
                                                                ----------
            Total short-term securities
              (cost $496,780).................................  $  496,780
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,518,388) pm -- 105.1%............   6,422,901

            OTHER ASSETS, LESS LIABILITIES -- (5.1%)..........    (309,827)
                                                                ----------

            NET ASSETS -- 100.0%..............................  $6,113,074
                                                                ==========

Note: Market value of investments in foreign securities represents 10.9% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  h Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  p Cost of long term securities from the proceeds of security leading is $46,599.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $5,529,283 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $960,703
      Unrealized depreciation...........................   (67,085)
                                                          --------
      Net Unrealized appreciation.......................  $893,618
                                                          ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
COMMON STOCKS -- 98.3%
             AUSTRALIA -- 0.3%
       260   Publishing & Broadcasting Ltd. g..................  $    3,578
                                                                 ----------
             AUSTRIA -- 0.7%
       195   Wienerberger AG g.................................       9,310
                                                                 ----------
             BELGIUM -- 1.7%
       339   Belgacom S.A. cg..................................      14,641
       176   Belgacom S.A. abg.................................       7,607
                                                                 ----------
                                                                     22,248
                                                                 ----------
             CANADA -- 4.9%
       150   Canadian National Railway Co. ....................       9,209
       281   Encana Corp. .....................................      16,022
       271   Fairmont Hotels & Resorts, Inc. ..................       9,387
       116   Research in Motion Ltd. ab........................       9,585
       710   Talisman Energy, Inc. b...........................      19,162
                                                                 ----------
                                                                     63,365
                                                                 ----------
             DENMARK -- 1.0%
       249   Carlsberg bg......................................      12,579
                                                                 ----------
             EGYPT -- 0.6%
       361   Orascom Telecom Holding S.A.E a...................       7,622
                                                                 ----------
             FRANCE -- 15.0%
       434   AXA g.............................................      10,720
       986   Alcatel S.A. g....................................      15,357
    13,677   Alstom b..........................................      10,411
       514   Credit Agricole S.A. bg...........................      15,505
       234   Essilor International S.A. g......................      18,407
       720   France Telecom S.A. g.............................      23,780
       172   Groupe Danone g...................................      15,870
       157   Peugeot S.A. g....................................       9,960
       117   Sanofi-Aventis g..................................       9,362
       350   Societe Television Francaise 1 g..................      11,404
       137   Total S.A. bg.....................................      29,959
       758   Vivendi Universal S.A. bg.........................      24,233
                                                                 ----------
                                                                    194,968
                                                                 ----------
             GERMANY -- 8.1%
       140   BASF AG g.........................................      10,117
       659   Bayerische Vereinsbank AG g.......................      14,943
       218   DaimlerChrysler AG g..............................      10,466
       974   Deutsche Lufthansa AG g...........................      13,971
       895   Deutsche Telekom AG g.............................      20,238
       173   E.ON AG g.........................................      15,744
       161   Muenchener Rueckversicherungs-Gesellschaft AG g...      19,848
                                                                 ----------
                                                                    105,327
                                                                 ----------
             HONG KONG -- 4.0%
       222   Esprit Holdings Ltd. cg...........................       1,339
     2,317   Esprit Holdings Ltd. g............................      14,004
     1,453   Hutchison Whampoa Ltd. g..........................      13,613
     3,064   Hysan Development Co. g...........................       6,443
     1,643   Sun Hung Kai Properties g.........................      16,444
                                                                 ----------
                                                                     51,843
                                                                 ----------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
             HUNGARY -- 0.7%
       138   Mol Magyar Olay-es g..............................  $    9,670
                                                                 ----------
             INDONESIA -- 0.7%
       413   PT Telekomunikasi Indonesia ADR...................       8,677
                                                                 ----------
             IRELAND -- 1.9%
       678   Elan Corp., PLC, ADR ab...........................      18,486
       513   Ryanair Holdings PLC ag...........................       3,659
        56   Ryanair Holdings PLC, ADR ab......................       2,274
                                                                 ----------
                                                                     24,419
                                                                 ----------
             ITALY -- 3.7%
     3,014   Capitalia S.p.A. g................................      13,823
     1,102   Ente Nazional Idrocarburi S.p.A. g................      27,615
       940   Geox S.p.A. a.....................................       7,309
                                                                 ----------
                                                                     48,747
                                                                 ----------
             JAPAN -- 14.1%
       342   Canon, Inc. g.....................................      18,572
       808   Central Glass Co., Ltd. bg........................       5,735
       520   Eisai Co., Ltd. g.................................      17,150
        60   Electric Power Development c......................       1,669
       275   Electric Power Development a......................       7,708
       126   Fast Retailing Co., Ltd. g........................       9,627
       256   Fuji Photo Film Co., Ltd. g.......................       9,477
         3   Japan Tobacco, Inc. g.............................      29,924
         1   Mitsubishi Tokyo Financial Group, Inc. g..........      10,211
       195   Nippon Electric Glass Co., Ltd. g.................       5,001
        85   Orix Corp. g......................................      11,688
       609   Sankyo Co., Ltd. g................................      13,791
       262   Shin-Etsu Chemical Co., Ltd. g....................      10,756
       135   Takefuji Corp. g..................................       9,111
         2   UFJ Holdings, Inc. g..............................      11,145
       343   World Co., Ltd. ..................................      12,064
                                                                 ----------
                                                                    183,629
                                                                 ----------
             MALAYSIA -- 0.5%
     4,221   Province of Nova Scotia a.........................       5,998
                                                                 ----------
             NETHERLANDS -- 5.3%
       152   ASML Holding N.V., NY Shares a....................       2,425
       648   ASML Lithography Holding N.V. abg.................      10,362
       706   European Aeronautic Defense and Space Co. bg......      20,492
       752   ING Group N.V. g..................................      22,737
     1,728   Koninklijke Ahold N.V. ag.........................      13,392
                                                                 ----------
                                                                     69,408
                                                                 ----------
             PHILIPPINES -- 0.5%
       270   Philippine Long Distance Telephone Co. ag.........       6,630
                                                                 ----------
             SOUTH KOREA -- 1.7%
       858   Kia Motors Corp. ag...............................       9,016
       114   SK Corp. ag.......................................       6,233
        62   Samsung SDI Co. Ltd. g............................       6,737
                                                                 ----------
                                                                     21,986
                                                                 ----------
             SPAIN -- 1.0%
       754   Banco Bilbao Vizcayz Argentaria S.A. g............      13,371
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE #
----------                                                       ----------
COMMON STOCKS -- (CONTINUED)
             SWEDEN -- 2.8%
     1,644   Nordea Bank AB g..................................  $   16,576
       202   SFK AB............................................       9,015
     3,656   Telefonaktiebolaget LM Ericsson AB, B Shares bg...      11,516
                                                                 ----------
                                                                     37,107
                                                                 ----------
             SWITZERLAND -- 5.0%
       562   Novartis AG g.....................................      28,276
       423   Swatch Group AG g.................................      12,548
       297   UBS AG g..........................................      24,899
                                                                 ----------
                                                                     65,723
                                                                 ----------
             TAIWAN -- 2.4%
     5,641   Quanta Computer, Inc. g...........................      10,151
    13,431   Taiwan Semiconductor Manufacturing Co., Ltd. g....      21,400
                                                                 ----------
                                                                     31,551
                                                                 ----------
             THAILAND -- 0.4%
     3,055   Kasikornbank PLC ag...............................       4,420
                                                                 ----------
             UNITED KINGDOM -- 17.3%
       624   AstraZeneca PLC g.................................      22,614
     1,097   Aviva PLC g.......................................      13,193
     1,155   Billiton PLC g....................................      13,501
     1,363   Centrica PLC g....................................       6,173
     2,688   EMI Group PLC g...................................      13,668
       860   Enterprise Inns PLC g.............................      13,087
     1,057   Imperial Tobacco Group PLC g......................      28,958
       464   Reckitt Benckiser PLC g...........................      13,987
       325   Rio Tinto PLC g...................................       9,582
     2,579   Rolls-Royce Group PLC g...........................      12,192
    97,976   Rolls-Royce Group PLC, Class B....................         179
       949   Royal Bank of Scotland Group PLC g................      31,868
    11,736   Vodafone Group PLC g..............................      31,930
     1,316   WWP Group PLC g...................................      14,428
                                                                 ----------
                                                                    225,360
                                                                 ----------
             UNITED STATES OF AMERICA -- 4.0%
       380   Cemex S.A. de C.V., ADR...........................      13,832
       276   Infosys Technologies Ltd. g.......................      13,264
       163   Schlumberger Ltd. ................................      10,879
       218   Tyco International Ltd. ..........................       7,802
       288   UTStarcom, Inc. ab................................       6,377
                                                                 ----------
                                                                     52,154
                                                                 ----------
             Total common stocks
               (cost $1,089,407)...............................  $1,279,690
                                                                 ----------
SHORT-TERM SECURITIES -- 11.3%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 9.3%
   121,177   Boston Global Investment Trust....................     121,177
                                                                 ----------
PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
REPURCHASE AGREEMENTS -- 2.0%
$    3,051   ABN Amro Joint TriParty Repurchase Agreement (See
               Note 2(d))
               2.20% due 01/03/05..............................  $    3,051
     3,051   Deutsche Bank Securities Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.17% due 01/03/05..............................       3,051
     5,263   J.P Morgan Chase Joint TriParty Repurchase
               Agreement (See Note 2(d))
               2.28% due 01/03/05..............................       5,263
     1,303   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               1.60% due 01/03/05..............................       1,303
    13,805   UBS Securities Joint TriParty Repurchase Agreement
               (See Note 2(d))
               2.28% due 01/03/05..............................      13,805
                                                                 ----------
                                                                     26,473
                                                                 ----------
             Total short-term securities
               (cost $147,650).................................  $  147,650
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $1,237,058) m -- 109.6%.............   1,427,340
                                                                 ----------
             OTHER ASSETS, LESS LIABILITIES -- (9.6%)..........    (124,704)
                                                                 ----------
             NET ASSETS -- 100.0%..............................  $1,302,636
                                                                 ==========

    # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

    a  Non-income producing during the period.

    b  All or a portion of this security was on loan as of December 31, 2004
       (See Note 2(i)).

    c  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $17,649 or 1.4% of net assets.

    g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $1,083,598, which represents
       83.2% of the total net assets.

    m At December 31, 2004, the cost of securities for federal income tax purposes is $1,238,428 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


   Unrealized appreciation.................................................  $197,724
   Unrealized depreciation.................................................    (8,812)
                                                                             --------
   Net Unrealized appreciation.............................................  $188,912
                                                                             ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        2.5%
------------------------------------------------------------------
Apparel & Textile                                          2.1
------------------------------------------------------------------
Banks                                                     11.2
------------------------------------------------------------------
Business Services                                          1.1
------------------------------------------------------------------
Chemicals                                                  1.6
------------------------------------------------------------------
Communications                                            11.9
------------------------------------------------------------------
Computers & Office Equipment                               2.2
------------------------------------------------------------------
Construction                                               1.5
------------------------------------------------------------------
Consumer Durables                                          1.9
------------------------------------------------------------------
Consumer Non-Durables                                      2.4
------------------------------------------------------------------
Drugs                                                      5.3
------------------------------------------------------------------
Electronics                                                2.3
------------------------------------------------------------------
Energy & Services                                          9.6
------------------------------------------------------------------
Financial Services                                         4.3
------------------------------------------------------------------
Food, Beverage & Tobacco                                   7.7
------------------------------------------------------------------
Hotels & Gaming                                            0.7
------------------------------------------------------------------
Insurance                                                  3.3
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               9.3
------------------------------------------------------------------
Machinery                                                  0.8
------------------------------------------------------------------
Media & Entertainment                                      6.2
------------------------------------------------------------------
Medical Instruments & Supplies                             3.1
------------------------------------------------------------------
Metals, Minerals & Mining                                  2.5
------------------------------------------------------------------
Real Estate                                                1.8
------------------------------------------------------------------
Repurchase Agreements                                      2.0
------------------------------------------------------------------
Retail                                                     5.4
------------------------------------------------------------------
Software & Services                                        1.0
------------------------------------------------------------------
Transportation                                             4.5
------------------------------------------------------------------
Utilities                                                  1.4
------------------------------------------------------------------
Other Assets and Liabilities                              (9.6)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         ------          --------         ---------         --------------
Australian Dollar                              Buy              $   183         $   181           1/5/2005              $  2
Australian Dollar                              Buy                  564             561           1/6/2005                 3
British Pound                                  Buy                   52              52           1/6/2005                --
British Pound                                  Buy                  258             259           1/5/2005                (1)
British Pound                                  Buy                  286             286           1/4/2005                --
British Pound                                  Sell               9,776           9,934          3/23/2005               158
EURO                                           Sell               2,142           2,140           1/3/2005                (2)
Japanese Yen                                   Buy                   22              22           1/5/2005                --
Japanese Yen                                   Buy                   57              56           1/6/2005                 1
Japanese Yen                                   Buy                   66              66           1/4/2005                --
Swiss Franc                                    Sell              10,371          10,317          3/23/2005               (54)
                                                                                                                        ----
                                                                                                                        $107
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 51.0%
 $28,000    Alliance & Leicester
              2.075% due 02/14/05.............................  $   27,929
  30,000    American General Finance Corp.
              2.44% due 04/04/05 c............................      29,811
  13,000    American General Finance Corp.
              2.849% due 03/24/05 c...........................      13,009
  21,500    Amsterdam Funding Corp.
              2.21% due 01/26/05..............................      21,467
  50,000    Bradford & Bingley PLC
              2.025% due 01/07/05 c...........................      50,000
   8,500    Britnnia Building Society
              2.40% due 03/07/05..............................       8,463
  14,500    Britnnia Building Society
              2.40% due 03/08/05..............................      14,436
  21,500    Britnnia Building Society
              2.50% due 03/24/05..............................      21,378
  21,500    Cafco LLC
              2.23% due 01/21/05..............................      21,473
  43,000    Greenwich Capital
              2.13% due 02/03/05..............................      42,916
  21,500    HBOS Treasury Services PLC
              1.00% due 03/07/05..............................      21,408
  21,500    HBOS Treasury Services PLC
              2.45% due 03/21/05..............................      21,384
  43,000    Household Finance
              2.22% due 02/02/05..............................      42,915
  34,000    KFW International
              2.48% due 05/04/05 c............................      33,712
  42,700    Morgan Stanley Group
              2.35% due 01/24/05..............................      42,708
  43,000    Nordea North America, Inc.
              2.255% due 02/17/05.............................      42,873
  19,382    Old Line Funding Corp.
              2.35% due 01/13/05..............................      19,367
  42,800    Providence of Quebec
              1.35% due 01/11/05..............................      42,784
  43,000    Sheffield Receivables
              2.367% due 01/25/05 c...........................      43,000
  21,500    Spintab
              2.21% due 01/12/05..............................      21,485
  21,500    Spintab
              2.39% due 03/09/05..............................      21,404
  21,500    Stadshypotek Delaware
              2.30% due 02/04/05..............................      21,453
  10,000    State Street Corp.
              2.18% due 01/03/05..............................       9,999
  21,000    Triple A One Funding
              2.34% due 01/26/05..............................      20,966
  48,641    UBS Finance
              2.23% due 01/03/05..............................      48,635
  34,000    Westpac Capital Corp.
              2.36% due 03/22/05..............................      33,822
   9,000    Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,943
  20,585    Yorktown Capital LLC
              2.34% due 01/28/05..............................      20,549
  21,500    Yorktown Capital LLC
              2.35% due 01/18/05..............................      21,476
                                                                ----------
                                                                   789,765
                                                                ----------
            Total commercial paper
              (cost $789,765).................................  $  789,765
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- 49.3%
 $43,000    Bank of America Corp.
              2.631% due 08/26/05.............................  $   43,084
  42,800    Bear Stearns Co., Inc.
              2.66% due 06/20/05..............................      42,837
  43,000    Caterpillar, Inc.
              2.55% due 06/01/05..............................      43,031
  43,000    Citigroup Global Markets
              2.16% due 07/25/05..............................      43,026
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  43,000    General Electric Co.
              2.15% due 10/24/05..............................      43,031
  43,000    Goldman Sachs Group, Inc.
              2.10% due 07/29/05 c............................      43,000
  43,000    Honda Motor Corp.
              2.14% due 08/04/05..............................      43,000
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,518
  21,120    Lehman Brothers Holdings, Inc.
              2.38% due 05/16/05..............................      21,120
  20,600    Merrill Lynch & Co., Inc.
              2.21% due 07/11/05..............................      20,619
  21,600    Merrill Lynch & Co., Inc.
              2.82% due 09/21/05..............................      21,652
  42,700    Morgan (J.P.) Chase & Co.
              2.61% due 02/24/05..............................      42,720
  43,000    Nationwide Building Society
              2.14% due 07/22/05 c............................      43,017
  42,000    Northern Rock PLC
              2.023% due 01/13/05 c...........................      42,000
  43,000    SLM Corp.
              2.57% due 08/15/05..............................      43,031
  33,000    Toyota Motor Credit Corp.
              2.451% due 06/22/05.............................      32,997
  42,500    U.S. Bank N.A.
              2.33% due 03/30/05..............................      42,496
  34,000    Washington Mutual, Inc.
              2.47% due 03/15/05..............................      33,999
  43,000    Wells Fargo & Co.
              2.491% due 06/17/05.............................      43,006
                                                                ----------
                                                                   762,284
                                                                ----------
            Total corporate notes
              (cost $762,284).................................  $  762,284
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,552,049) -- 100.3%...............   1,552,049
            OTHER ASSETS, LESS LIABILITIES -- (0.3%)..........      (4,716)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,547,333
                                                                ==========

Note: Market value of investments in foreign securities represents 5.5% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $297,549 or 19.2% of net assets.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 101.2%
            APPAREL & TEXTILE -- 0.9%
     351    Quiksilver, Inc. a................................  $   10,463
                                                                ----------
            BANKS -- 1.9%
     296    Amcore Financial, Inc. ...........................       9,514
     358    IndyMac Bancorp, Inc. ............................      12,331
                                                                ----------
                                                                    21,845
                                                                ----------
            BUSINESS SERVICES -- 3.4%
     164    Corporate Executive Board Co. ....................      10,954
     432    DiamondCluster International, Inc. a..............       6,195
     517    Navigant Consulting, Inc. a.......................      13,742
   1,027    Opsware, Inc. ab..................................       7,537
                                                                ----------
                                                                    38,428
                                                                ----------
            COMMUNICATIONS -- 10.4%
   1,705    American Tower Corp., Class A a...................      31,371
     487    Audiocodes Ltd. ab................................       8,085
   2,039    Crown Castle International Corp. a................      33,932
     340    Novatel Wireless, Inc. ab.........................       6,585
     698    Openwave Systems, Inc. a..........................      10,788
     704    Polycom, Inc. a...................................      16,421
     192    Spectrasite, Inc. a...............................      11,134
                                                                ----------
                                                                   118,316
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     516    Insight Enterprises, Inc. a.......................      10,584
     316    Sierra Wireless, Inc. ab..........................       5,594
     272    Tempur-Pedic International, Inc. a................       5,760
                                                                ----------
                                                                    21,938
                                                                ----------
            CONSTRUCTION -- 2.2%
     254    Standard-Pacific Corp. ...........................      16,293
     221    Washington Group International, Inc. a............       9,106
                                                                ----------
                                                                    25,399
                                                                ----------
            CONSUMER DURABLES -- 1.2%
     158    Eagle Materials, Inc. ............................      13,642
                                                                ----------
            CONSUMER NON-DURABLES -- 1.3%
     450    Men's Wearhouse, Inc. a...........................      14,385
                                                                ----------
            CONSUMER SERVICES -- 1.2%
     561    Jackson Hewitt Tax Service, Inc. .................      14,158
                                                                ----------
            DRUGS -- 7.7%
     665    Abgenix, Inc. a...................................       6,877
     865    Alkermes, Inc. ab.................................      12,182
     413    AtheroGenics, Inc. ab.............................       9,734
     163    Eyetech Pharmaceuticals, Inc. a...................       7,394
     517    Impax Laboratories, Inc. a........................       8,210
     487    Medicines Co. (The) ab............................      14,020
     372    NPS Pharmaceuticals, Inc. ab......................       6,793
     137    Neurocrine Biosciences, Inc. a....................       6,774
     433    Salix Pharmaceuticals Ltd. a......................       7,620
     178    Schwarz Pharma AG g...............................       8,075
                                                                ----------
                                                                    87,679
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            EDUCATION -- 1.2%
     124    Strayer Education, Inc. ..........................  $   13,664
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.4%
   7,046    Techtronic Industries Co. g.......................      15,356
                                                                ----------
            ELECTRONICS -- 10.7%
   1,305    Aeroflex, Inc. a..................................      15,814
     757    Fairchild Semiconductor International Inc., Class
              A a.............................................      12,301
     529    FuelCell Energy, Inc. ab..........................       5,240
   1,280    GrafTech International Ltd. a.....................      12,111
     393    Helen of Troy Ltd. a..............................      13,222
      81    International Rectifier Corp. a...................       3,610
   1,598    MEMC Electronic Materials, Inc. a.................      21,178
     794    Microsemi Corp. a.................................      13,786
     251    Moog, Inc. a......................................      11,378
     583    Semtech Corp. a...................................      12,753
                                                                ----------
                                                                   121,393
                                                                ----------
            ENERGY & SERVICES -- 7.5%
     375    Arch Coal, Inc. ..................................      13,313
     243    Cabot Oil & Gas Corp. ............................      10,734
   1,043    ERG S.p.A. bg.....................................      12,392
     134    Oil Service Holders Trust.........................      11,402
     275    Patina Oil & Gas Corp. ...........................      10,323
     439    Range Resources Corp. ............................       8,992
     207    Western Oil Sands, Inc. a.........................       7,244
     347    Whiting Petroleum Corp. a.........................      10,487
                                                                ----------
                                                                    84,887
                                                                ----------
            FINANCIAL SERVICES -- 1.5%
     248    Affiliated Managers Group, Inc. ab................      16,831
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
     510    Hercules, Inc. a..................................       7,571
     351    Peet's Coffee & Tea, Inc. a.......................       9,302
                                                                ----------
                                                                    16,873
                                                                ----------
            HEALTH SERVICES -- 2.7%
     363    Genesis Healthcare Corp. a........................      12,705
     515    Human Genome Sciences, Inc. a.....................       6,185
     556    Symbion, Inc. a...................................      12,273
                                                                ----------
                                                                    31,163
                                                                ----------
            HOTELS & GAMING -- 1.6%
   1,982    La Quinta Corp. a.................................      18,016
                                                                ----------
            INSURANCE -- 2.8%
     538    American Equity Investment Life Holding Co. b.....       5,798
     204    Arch Capital Group Ltd. a.........................       7,880
     292    Kanbay International, Inc. a......................       9,130
     275    Platinum Underwriters Holdings Ltd. ..............       8,557
                                                                ----------
                                                                    31,365
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALL COMPANY HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 2.4%
   2,931    APN News & Media Ltd. bg..........................  $   11,839
   1,015    Lions Gate Entertainment Corp. ab.................      10,779
     807    Tivo, Inc. ab.....................................       4,734
                                                                ----------
                                                                    27,352
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
     124    Respironics, Inc. a...............................       6,723
      59    Zoll Medical Corp. a..............................       2,016
                                                                ----------
                                                                     8,739
                                                                ----------
            METALS, MINERALS & MINING -- 0.9%
     170    Carpenter Technology..............................       9,925
                                                                ----------
            REAL ESTATE -- 2.9%
     614    CB Richard Ellis Group, Inc. a....................      20,583
     233    Pirelli & C. Real Estate S.p.A. g.................      12,198
                                                                ----------
                                                                    32,781
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 3.1%
     319    Advisory Board Co. (The) a........................      11,746
     375    Amylin Pharmaceuticals, Inc. ab...................       8,752
     663    Exelixis, Inc. a..................................       6,303
     292    ICOS Corp. ab.....................................       8,261
                                                                ----------
                                                                    35,062
                                                                ----------
            RETAIL -- 7.0%
     441    AC Moore Arts & Crafts, Inc. a....................      12,700
      69    Electronics Boutique Holdings Corp. a.............       2,946
     395    Geox S.p.A.c......................................       3,070
   1,925    Geox S.p.A. ab....................................      14,966
     427    Hot Topic, Inc. a.................................       7,332
     283    Landry's Restaurants, Inc. .......................       8,216
     280    New York & Co., Inc. a............................       4,617
     352    RARE Hospitality International, Inc. a............      11,207
     278    Red Robin Gourmet Burgers a.......................      14,875
                                                                ----------
                                                                    79,929
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
     127    Jarden Corp. a....................................       5,521
                                                                ----------
            SOFTWARE & SERVICES -- 9.4%
     439    Acxiom Corp. .....................................      11,540
   1,301    Agile Software Corp. a............................      10,626
     161    F5 Networks, Inc. a...............................       7,820
     299    NAVTEQ Corp. a....................................      13,880
     756    Salesforce.com, Inc. ab...........................      12,798
     782    THQ, Inc. a.......................................      17,934
     600    Take-Two Interactive Software, Inc. a.............      20,870
     308    Verint Systems, Inc. a............................      11,188
                                                                ----------
                                                                   106,656
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            TRANSPORTATION -- 10.8%
   1,077    AirTran Holdings, Inc. a..........................  $   11,524
     331    Arkansas Best Corp. ..............................      14,878
     730    Fleetwood Enterprises, Inc. a.....................       9,819
     226    Forward Air Corp. a...............................      10,089
     617    Gol-Linhas Aereas Inteligentes S.A., ADR ab.......      19,657
     345    JetBlue Airways Corp. ab..........................       8,013
     865    Sirva, Inc. a.....................................      16,617
     326    United Defense Industries, Inc. a.................      15,413
     308    Yellow Roadway Corp. a............................      17,139
                                                                ----------
                                                                   123,149
                                                                ----------
            UTILITIES -- 0.4%
   9,151    China Power International a.......................       3,385
                                                                ----------
            Total common stocks
              (cost $951,377).................................  $1,148,300
                                                                ----------
SHORT-TERM SECURITIES -- 9.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.6%
 109,555    Boston Global Investment Trust....................  $  109,555
                                                                ----------
            Total short-term securities
              (cost $109,555).................................  $  109,555
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,060,933) m -- 110.8%.............   1,257,855
            OTHER ASSETS, LESS LIABILITIES -- (10.8%).........    (122,491)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,135,364
                                                                ==========

Note:Market value of investments in foreign securities represents 11.0% of total net assets as of December 31, 2004.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  a  Non-income producing during the period.

  b All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  c Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $3,070 or 0.3% of net assets.

  g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $59,860, which represents 5.3% of the total net assets.

  m At December 31, 2004, the cost of securities for federal income tax purposes is $1,065,155 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $221,181
      Unrealized depreciation........................   (28,481)
                                                       --------
      Net Unrealized appreciation....................  $192,700
                                                       ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hong Kong Dollar                                 Sell              $753            $752           1/3/2005              $(1)
Hong Kong Dollar                                 Sell               636             636           1/4/2005               --
Hong Kong Dollar                                 Sell               456             456           1/4/2005               --
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- 99.2%
            BANKS -- 10.7%
   1,690    American Express Co. .............................  $   95,254
   3,325    Bank of America Corp. ............................     156,218
   6,634    Citigroup, Inc. b.................................     319,611
     384    Credit Suisse Group ADR b.........................      16,197
   1,959    State Street Corp. ...............................      96,241
                                                                ----------
                                                                   683,521
                                                                ----------
            BUSINESS SERVICES -- 1.3%
   2,997    Accenture Ltd. ab.................................      80,914
                                                                ----------
            CHEMICALS -- 1.7%
     336    Air Products & Chemicals, Inc. ...................      19,461
   1,805    du Pont (E.I.) de Nemours & Co. ..................      88,550
                                                                ----------
                                                                   108,011
                                                                ----------
            COMMUNICATIONS -- 1.1%
   4,158    Motorola, Inc. ...................................      71,512
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.2%
   1,680    3M Co. ...........................................     137,837
   2,446    EMC Corp. a.......................................      36,369
   3,283    Hewlett-Packard Co. b.............................      68,838
     681    International Game Technology.....................      23,413
                                                                ----------
                                                                   266,457
                                                                ----------
            CONSUMER NON-DURABLES -- 5.5%
   1,881    Colgate-Palmolive Co. ............................      96,217
   2,035    Gillette Co. (The)................................      91,105
   2,947    Procter & Gamble Co. (The)........................     162,304
                                                                ----------
                                                                   349,626
                                                                ----------
            DRUGS -- 11.6%
   1,737    Abbott Laboratories...............................      81,008
   2,175    Amgen, Inc. a.....................................     139,539
     151    AstraZeneca PLC, ADR b............................       5,477
   2,399    Eli Lilly & Co. ..................................     136,155
     943    Genzyme Corp. a...................................      54,760
   9,109    Pfizer, Inc. .....................................     244,929
   1,798    Wyeth.............................................      76,564
                                                                ----------
                                                                   738,432
                                                                ----------
            ELECTRONICS -- 8.4%
   1,285    Broadcom Corp., Class A a.........................      41,464
   7,546    Cisco Systems, Inc. a.............................     145,646
   7,412    General Electric Co. .............................     270,542
   3,292    Intel Corp. ......................................      76,998
                                                                ----------
                                                                   534,650
                                                                ----------
            ENERGY & SERVICES -- 8.4%
   2,167    ChevronTexaco Corp. ..............................     113,801
     289    ConocoPhillips....................................      25,129
   4,590    ExxonMobil Corp. .................................     235,278
     312    Occidental Petroleum Corp. .......................      18,202
   1,701    Schlumberger Ltd. b...............................     113,902
     243    Total S.A., ADR b.................................      26,713
                                                                ----------
                                                                   533,025
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FINANCIAL SERVICES -- 1.6%
   1,850    Morgan Stanley Dean Witter & Co. .................  $  102,718
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 6.3%
   1,268    Anheuser-Busch Cos., Inc. ........................      64,310
   3,009    Coca-Cola Co. (The)...............................     125,252
   1,802    General Mills, Inc. ..............................      89,592
   2,362    PepsiCo., Inc. ...................................     123,312
                                                                ----------
                                                                   402,466
                                                                ----------
            HOTELS & GAMING -- 1.0%
   1,047    Marriott International, Inc., Class A.............      65,915
                                                                ----------
            INSURANCE -- 5.6%
   3,254    American International Group, Inc. ...............     213,703
   2,184    Marsh & McLennan Cos., Inc. b.....................      71,847
   1,971    St. Paul Travelers Cos., Inc. (The)...............      73,074
                                                                ----------
                                                                   358,624
                                                                ----------
            MACHINERY -- 3.1%
   2,330    Applied Materials, Inc. a.........................      39,850
   1,543    Caterpillar, Inc. ................................     150,487
     125    Deere & Co. ......................................       9,315
                                                                ----------
                                                                   199,652
                                                                ----------
            MEDIA & ENTERTAINMENT -- 4.0%
     160    Gannett Co., Inc. ................................      13,105
   8,073    Time Warner, Inc. a...............................     156,931
   2,325    Viacom, Inc., Class B.............................      84,621
                                                                ----------
                                                                   254,657
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.5%
     880    BHP Billiton Ltd., ADR b..........................      21,140
   2,726    Medtronic, Inc. ..................................     135,395
                                                                ----------
                                                                   156,535
                                                                ----------
            METALS, MINERALS & MINING -- 3.0%
   2,341    Alcoa, Inc. ......................................      73,539
   1,058    Illinois Tool Works, Inc. ........................      98,093
     684    Rio Tinto PLC g...................................      20,175
                                                                ----------
                                                                   191,807
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     391    General Growth Properties, Inc. ..................      14,134
                                                                ----------
            RETAIL -- 4.4%
   1,605    Costco Wholesale Corp. b..........................      77,679
   3,672    Gap, Inc. (The) b.................................      77,559
   2,668    Home Depot, Inc. (The)............................     114,035
     257    Target Corp. .....................................      13,362
                                                                ----------
                                                                   282,635
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
     877    NIKE, Inc., Class B...............................      79,526
                                                                ----------
            SOFTWARE & SERVICES -- 5.8%
   1,943    First Data Corp. .................................      82,668
  10,688    Microsoft Corp. ..................................     285,463
                                                                ----------
                                                                   368,131
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 5.5%
     513    FedEx Corp. ......................................  $   50,476
   1,462    Lockheed Martin Corp. ............................      81,203
   1,403    Northrop Grumman Corp. ...........................      76,241
   1,363    United Technologies Corp. b.......................     140,825
                                                                ----------
                                                                   348,745
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     963    Federal National Mortgage Association b...........      68,540
                                                                ----------
            Total common stocks
              (cost $5,756,669)...............................  $6,260,233
                                                                ----------
SHORT-TERM SECURITIES -- 3.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.0%
  64,077    BNY Institutional Cash Reserves Fund..............  $   64,077
                                                                ----------
PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENTS -- 1.9%
 $13,830    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d))
              2.20% due 01/03/05..............................  $   13,830
  13,830    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.17% due 01/03/05..............................      13,830
  23,857    J.P Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d))
              2.28% due 01/03/05..............................      23,857
   5,908    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              1.60% due 01/03/05..............................       5,908
  62,583    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d))
              2.28% due 01/03/05..............................      62,583
                                                                ----------
                                                                   120,008
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
 $39,335    Greenwich Capital Joint TriParty Repurchase
              Agreement
              2.25% due 01/03/05..............................  $   39,335
                                                                ----------
            Total short-term securities
              (cost $223,420).................................  $  223,420
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,980,089) m -- 101.7%.............   6,483,653
            OTHER ASSETS, LESS LIABILITIES -- (1.7%)..........    (107,417)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $6,376,236
                                                                ==========

Note: Market value of investments in foreign securities represents 1.4% of total net assets as of December 31, 2004.
    # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.
    a  Non-income producing during the period.
    b  All or a portion of this security was on loan as of December 31, 2004
       (See Note 2(i)).
    g Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $20,175, which represents 0.3% of the total net assets.
    m At December 31, 2004, the cost of securities for federal income tax purposes is $5,987,425 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 801,657
   Unrealized depreciation.......................   (305,429)
                                                   ---------
   Net Unrealized appreciation...................  $ 496,228
                                                   =========

The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank)

 HARTFORD SERIES FUND, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                  HARTFORD                HARTFORD
                                                              ADVISERS HLS FUND         BOND HLS FUND
                                                              -----------------         -------------
ASSETS:
  Investments in securities, at value@......................     $12,673,872             $3,959,243
  Cash......................................................               1                     --
  Foreign currency on deposit with custodian#...............              --                  5,701
  Unrealized appreciation in forward foreign currency
    contracts...............................................              --                  1,555
  Receivables:
    Investment securities sold..............................              --                    411
    Fund shares sold........................................              --                 27,984
    Dividends and interest..................................          42,080                 29,745
    Commission Recapture....................................              28                     --
  Other assets..............................................             168                     40
                                                                 -----------             ----------
Total assets................................................      12,716,149              4,024,679
                                                                 -----------             ----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................              --                 12,150
  Bank overdraft............................................              --                     --
  Payable upon return of securities loaned..................       1,546,823                427,391
  Payables:
    Investment securities purchased.........................              --                 86,886
    Fund shares redeemed....................................           7,022                     --
    Dividends...............................................              --                     --
    Variation margin........................................             245                     --
  Accrued Expenses..........................................             366                    166
                                                                 -----------             ----------
Total liabilities...........................................       1,554,456                526,593
                                                                 -----------             ----------
Net assets..................................................     $11,161,693             $3,498,086
                                                                 ===========             ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................     $10,641,413             $3,312,334
Accumulated undistributed net investment income.............         119,439                126,556
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        (541,086)                10,492
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................         941,927                 48,704
                                                                 -----------             ----------
Net assets..................................................     $11,161,693             $3,498,086
                                                                 ===========             ==========
Par value...................................................     $     0.001             $    0.001
                                                                 -----------             ----------
Total shares outstanding....................................         484,028                293,510
                                                                 -----------             ----------
Total shares authorized.....................................       9,500,000              5,000,000
                                                                 -----------             ----------
CLASS IA: Net asset value per share.........................     $     23.04             $    11.94
                                                                 -----------             ----------
          Shares outstanding................................         420,921                209,918
                                                                 -----------             ----------
          Shares authorized.................................       8,500,000              4,400,000
                                                                 -----------             ----------
          Net assets........................................     $ 9,699,374             $2,507,021
                                                                 -----------             ----------
CLASS IB: Net asset value per share.........................     $     23.17             $    11.86
                                                                 -----------             ----------
          Shares outstanding................................          63,107                 83,592
                                                                 -----------             ----------
          Shares authorized.................................       1,000,000                600,000
                                                                 -----------             ----------
          Net assets........................................     $ 1,462,319             $  991,065
                                                                 -----------             ----------
@ Cost of securities........................................     $11,732,244             $3,900,149
                                                                 -----------             ----------
@ Market value of securities on loan........................     $ 1,514,361             $  418,758
                                                                 -----------             ----------
# Cost of foreign currency on deposit with custodian........     $        --             $    5,605
                                                                 -----------             ----------

--------------------------------------------------------------------------------

                                                   HARTFORD
          HARTFORD              HARTFORD         INTERNATIONAL     HARTFORD       HARTFORD
    CAPITAL APPRECIATION   DIVIDEND AND GROWTH   OPPORTUNITIES   MONEY MARKET   SMALL COMPANY      HARTFORD
          HLS FUND              HLS FUND           HLS FUND        HLS FUND       HLS FUND      STOCK HLS FUND
    --------------------   -------------------   -------------   ------------   -------------   --------------
        $13,908,016            $6,422,901         $1,427,340      $1,552,049     $1,257,855       $6,483,653
                 --                     1                  1               1             --                1
             16,552                    --                329              --             --               --
                 21                    --                107              --             --               --
             53,037                 6,346              2,144              --          5,605               --
              1,819                 1,224                377           2,627             --              229
             11,723                 7,559              1,203           3,190            114            4,385
                445                    32                 55              --             34               18
                325                   345                 52               1             43                7
        -----------            ----------         ----------      ----------     ----------       ----------
         13,991,938             6,438,408          1,431,608       1,557,868      1,263,651        6,488,293
        -----------            ----------         ----------      ----------     ----------       ----------
                 --                    --                 --              --              1               --
                 --                    --                 --              --            548               --
            700,928               316,872            121,177              --        109,555          103,412
             31,441                 8,229              7,165              --         16,502               --
                395                    --                407           8,289          1,632            8,438
                 --                    --                 --           2,199             --               --
                 --                    --                 --              --             --               --
              1,431                   233                223              47             49              207
        -----------            ----------         ----------      ----------     ----------       ----------
            734,195               325,334            128,972          10,535        128,287          112,057
        -----------            ----------         ----------      ----------     ----------       ----------
        $13,257,743            $6,113,074         $1,302,636      $1,547,333     $1,135,364       $6,376,236
        ===========            ==========         ==========      ==========     ==========       ==========
        $10,422,956            $5,117,583         $1,333,554      $1,547,333     $1,113,051       $6,672,800
             30,692                14,303                (58)             --             --           35,592
            314,386                76,676           (221,289)             --       (174,610)        (835,720)
          2,489,709               904,512            190,429              --        196,923          503,564
        -----------            ----------         ----------      ----------     ----------       ----------
        $13,257,743            $6,113,074         $1,302,636      $1,547,333     $1,135,364       $6,376,236
        ===========            ==========         ==========      ==========     ==========       ==========
        $     0.001            $    0.001         $    0.001      $    0.001     $    0.001       $    0.001
        -----------            ----------         ----------      ----------     ----------       ----------
            248,343               293,754            109,919       1,547,333         70,035          139,495
        -----------            ----------         ----------      ----------     ----------       ----------
          5,000,000             4,000,000          2,625,000       7,000,000      1,500,000        4,000,000
        -----------            ----------         ----------      ----------     ----------       ----------
        $     53.43            $    20.83         $    11.86      $     1.00     $    16.25       $    45.72
        -----------            ----------         ----------      ----------     ----------       ----------
            201,228               226,628             88,968       1,294,525         55,684          123,741
        -----------            ----------         ----------      ----------     ----------       ----------
          4,250,000             3,500,000          2,000,000       6,000,000      1,125,000        3,000,000
        -----------            ----------         ----------      ----------     ----------       ----------
        $10,751,945            $4,719,662         $1,054,884      $1,294,525        904,912       $5,657,943
        -----------            ----------         ----------      ----------     ----------       ----------
        $     53.18            $    20.76         $    11.83      $     1.00     $    16.06       $    45.59
        -----------            ----------         ----------      ----------     ----------       ----------
             47,115                67,126             20,951         252,808         14,351           15,754
        -----------            ----------         ----------      ----------     ----------       ----------
            750,000               500,000            625,000       1,000,000        375,000        1,000,000
        -----------            ----------         ----------      ----------     ----------       ----------
        $ 2,505,798            $1,393,412         $  247,752      $  252,808     $  230,452       $  718,293
        -----------            ----------         ----------      ----------     ----------       ----------
        $11,418,552            $5,518,388         $1,237,058      $1,552,049     $1,060,933       $5,980,089
        -----------            ----------         ----------      ----------     ----------       ----------
        $   680,089            $  309,368         $  115,027      $       --     $  106,377       $   99,920
        -----------            ----------         ----------      ----------     ----------       ----------
        $    16,190            $       --         $      316      $       --     $       --       $       --
        -----------            ----------         ----------      ----------     ----------       ----------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              HARTFORD          HARTFORD
                                                              ADVISERS            BOND
                                                                 HLS              HLS
                                                                FUND              FUND
                                                              ---------         --------
INVESTMENT INCOME:
  Dividends.................................................  $ 162,094         $     50
  Interest..................................................    154,565          135,951
  Securities lending........................................      1,965              556
  Other.....................................................      1,778              623
  Less: Foreign tax withheld................................        (48)              --
                                                              ---------         --------
    Total investment income.................................    320,354          137,180
                                                              ---------         --------
EXPENSES:
  Investment advisory fees..................................     49,198            8,575
  Administrative services fees..............................     22,740            6,510
  Accounting services.......................................      2,274              651
  Board of Directors fees...................................        128               36
  Custodian fees, gross.....................................         47              102
  Distribution fees -- Class IB.............................      3,448            2,160
  Other expenses............................................      1,473              445
                                                              ---------         --------
    Total expenses (before offsets).........................     79,308           18,479
  Less: Expenses paid indirectly............................       (711)             (39)
                                                              ---------         --------
    Total expenses net......................................     78,597           18,440
                                                              ---------         --------
  Net investment income (loss)..............................    241,757          118,740
                                                              ---------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................    384,886           38,124
  Net realized gain (loss) on futures contracts.............        554               --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         47           (3,309)
  Net realized gain (loss) on foreign currency
    transactions............................................        (78)           1,489
  Net realized gain (loss) on option contracts..............         --               --
  Net unrealized appreciation (depreciation) on
    securities..............................................   (227,139)             198
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................        299               --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................         --          (10,599)
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         --              (21)
                                                              ---------         --------
  Net realized and unrealized gain (loss) on investments....    158,569           25,882
                                                              ---------         --------
  Net increase (decrease) in net assets resulting from
    operations..............................................  $ 400,326         $144,622
                                                              =========         ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD       HARTFORD       HARTFORD                      HARTFORD
      CAPITAL      DIVIDEND AND   INTERNATIONAL     HARTFORD        SMALL      HARTFORD
    APPRECIATION    GROWTH HLS    OPPORTUNITIES   MONEY MARKET   COMPANY HLS   STOCK HLS
      HLS FUND         FUND         HLS FUND        HLS FUND        FUND         FUND
    ------------   ------------   -------------   ------------   -----------   ---------
     $  166,189      $125,102       $ 21,477        $    --       $  2,447     $132,407
          3,650         2,915            153         24,958            404        1,189
          1,362           510            721             --            241           55
            760           342             --             13            145          438
         (6,723)       (1,586)        (2,555)            --            (13)         (41)
     ----------      --------       --------        -------       --------     --------
        165,238       127,283         19,796         24,971          3,224      134,048
     ----------      --------       --------        -------       --------     --------
         49,601        23,456          5,357          4,409          5,503       16,424
         22,930        10,626          2,112          3,527          2,178       12,789
          2,293         1,063            211            353            218        1,279
            127            59             12             20             12           72
          3,568            15            612             14             52           15
          4,935         2,795            389            685            537        1,582
          1,503           709            161            215            177          851
     ----------      --------       --------        -------       --------     --------
         84,957        38,723          8,854          9,223          8,677       33,012
         (3,527)         (468)          (612)            (7)          (508)        (511)
     ----------      --------       --------        -------       --------     --------
         81,430        38,255          8,242          9,216          8,169       32,501
     ----------      --------       --------        -------       --------     --------
         83,808        89,028         11,554         15,755         (4,945)     101,547
     ----------      --------       --------        -------       --------     --------
      1,604,673       207,796        135,473             --         98,349      194,560
             --            --             --             --             --           --
        (11,553)           --         (2,527)            --           (138)          38
          1,588            29         (1,412)            --            400          (47)
             --            --             --             --             --           --
        430,008       362,363         47,705             --         27,043      (45,078)
             --            --             --             --             --           --
            102            --             84             --             (1)          --
            190            --             75             --              2           --
     ----------      --------       --------        -------       --------     --------
      2,025,008       570,188        179,398             --        125,655      149,473
     ----------      --------       --------        -------       --------     --------
     $2,108,816      $659,216       $190,952        $15,755       $120,710     $251,020
     ==========      ========       ========        =======       ========     ========

 HARTFORD SERIES FUND, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       HARTFORD ADVISERS HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................     $   241,757                $   208,579
  Net realized gain (loss) on investments...................         385,409                   (442,936)
  Net unrealized appreciation (depreciation) on
    investments.............................................        (226,840)                 2,029,822
                                                                 -----------                -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         400,326                  1,795,465
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (202,407)                  (233,680)
    Class IB................................................         (26,369)                   (23,061)
  From net realized gain on investments.....................                                         --
    Class IA................................................              --                         --
    Class IB................................................              --                         --
                                                                 -----------                -----------
  Total distributions.......................................        (228,776)                  (256,740)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         684,089                  1,008,884
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................         202,407                    233,680
    Redeemed................................................      (1,694,597)                (1,526,868)
                                                                 -----------                -----------
  Total cost of shares......................................        (808,101)                  (284,304)
  Class IB
    Sold....................................................         296,277                    495,611
    Issued on reinvestment of distributions.................          26,369                     23,061
    Redeemed................................................        (146,492)                   (72,477)
                                                                 -----------                -----------
  Total cost of shares......................................         176,154                    446,195
                                                                 -----------                -----------
  Net increase (decrease) from capital share transactions...        (631,947)                   161,891
                                                                 -----------                -----------
  Net increase (decrease) in net assets.....................        (460,397)                 1,700,616
NET ASSETS:
  Beginning of period.......................................      11,622,090                  9,921,474
                                                                 -----------                -----------
  End of period.............................................     $11,161,693                $11,622,090
                                                                 ===========                ===========
  Accumulated undistributed net investment income (loss)....     $   119,439                $   104,776
                                                                 ===========                ===========
SHARES:
  Class IA
    Sold....................................................          30,227                     48,476
    Issued in merger........................................              --                         --
    Issued on reinvestment of distributions.................           8,863                     10,781
    Redeemed................................................         (75,051)                   (74,454)
                                                                 -----------                -----------
  Total shares..............................................         (35,961)                   (15,197)
                                                                 -----------                -----------
  Class IB
    Sold....................................................          13,009                     23,827
    Issued on reinvestment of distributions.................           1,148                      1,026
    Redeemed................................................          (6,454)                    (3,527)
                                                                 -----------                -----------
  Total shares..............................................           7,703                     21,326
                                                                 -----------                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         HARTFORD CAPITAL                        HARTFORD DIVIDEND AND
            HARTFORD BOND HLS FUND                     APPRECIATION HLS FUND                        GROWTH HLS FUND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
       $   118,740          $   107,133          $    83,808          $    58,955           $   89,028           $   58,536
            36,304              116,193            1,594,708              313,770              207,825              (70,507)
           (10,422)              (8,379)             430,300            2,610,925              362,363              966,352
       -----------          -----------          -----------          -----------           ----------           ----------
           144,622              214,947            2,108,816            2,983,650              659,216              954,381
          (110,882)             (97,398)             (33,253)             (44,255)             (60,106)             (50,473)
           (39,050)             (23,627)              (4,962)              (5,412)             (15,428)             (10,033)
           (61,135)             (11,273)                  --                   --                   --              (19,745)
           (22,321)              (2,800)                  --                   --                   --               (3,536)
       -----------          -----------          -----------          -----------           ----------           ----------
          (233,388)            (135,098)             (38,215)             (49,667)             (75,534)             (83,787)
         1,208,367            1,205,185            1,880,828            1,120,299            1,178,378              967,344
            24,948                   --                   --                   --                   --                   --
           172,018              108,671               33,253               44,256               60,106               70,219
        (1,165,854)          (1,193,335)          (1,777,088)          (1,044,806)            (901,504)            (645,995)
       -----------          -----------          -----------          -----------           ----------           ----------
           239,479              120,521              136,993              119,749              336,980              391,568
           350,617              419,013              708,826              656,957              420,242              447,355
            61,371               26,427                4,962                5,411               15,428               13,568
          (131,726)            (106,829)            (155,787)             (52,824)             (73,452)             (31,183)
       -----------          -----------          -----------          -----------           ----------           ----------
           280,262              338,611              558,001              609,544              362,218              429,740
       -----------          -----------          -----------          -----------           ----------           ----------
           519,741              459,132              694,994              729,293              699,198              821,308
       -----------          -----------          -----------          -----------           ----------           ----------
           430,975              538,981            2,765,595            3,663,276            1,282,880            1,691,902
         3,067,111            2,528,130           10,492,148            6,828,872            4,830,194            3,138,292
       -----------          -----------          -----------          -----------           ----------           ----------
       $ 3,498,086          $ 3,067,111          $13,257,743          $10,492,148           $6,113,074           $4,830,194
       ===========          ===========          ===========          ===========           ==========           ==========
       $   126,556          $   149,925          $    30,692          $     2,152           $   14,303           $    1,538
       ===========          ===========          ===========          ===========           ==========           ==========
            99,739               99,153               39,789               30,209               61,247               58,637
             2,028                   --                   --                   --                   --                   --
            15,120                8,964                  646                  995                2,922                3,917
           (96,269)             (98,394)             (37,673)             (29,606)             (46,811)             (39,533)
       -----------          -----------          -----------          -----------           ----------           ----------
            20,618                9,723                2,762                1,598               17,358               23,021
       -----------          -----------          -----------          -----------           ----------           ----------
            29,155               34,505               15,087               18,133               21,987               27,700
             5,427                2,190                   97                  123                  752                  759
           (10,988)              (8,880)              (3,353)              (1,563)              (3,832)              (1,981)
       -----------          -----------          -----------          -----------           ----------           ----------
            23,594               27,815               11,831               16,693               18,907               26,478
       -----------          -----------          -----------          -----------           ----------           ----------

 HARTFORD SERIES FUND, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  HARTFORD INTERNATIONAL OPPORTUNITIES
                                                                                HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $   11,554                 $    7,837
  Net realized gain (loss) on investments...................         131,534                     32,105
  Net unrealized appreciation (depreciation) on
    investments.............................................          47,864                    186,648
                                                                  ----------                 ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         190,952                    226,590
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (6,901)                    (6,583)
    Class IB................................................          (1,242)                      (477)
  From net realized gain on investments
    Class IA................................................              --                         --
    Class IB................................................              --                         --
                                                                  ----------                 ----------
    Total distributions.....................................          (8,143)                    (7,060)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         284,129                  1,515,610
    Issued in merger........................................              --                     22,447
    Issued on reinvestment of distributions.................           6,901                      6,584
    Redeemed................................................        (211,327)                (1,571,908)
                                                                  ----------                 ----------
  Total cost of shares......................................          79,703                    (27,267)
  Class IB
    Sold....................................................         172,461                    101,772
    Issued on reinvestment of distributions.................           1,242                        477
    Redeemed................................................         (33,585)                   (68,050)
                                                                  ----------                 ----------
  Total cost of shares......................................         140,118                     34,199
                                                                  ----------                 ----------
  Net increase (decrease) from capital share transactions...         219,821                      6,932
                                                                  ----------                 ----------
  Net increase (decrease) in net assets.....................         402,630                    226,462
NET ASSETS:
  Beginning of period.......................................         900,006                    673,544
                                                                  ----------                 ----------
  End of period.............................................      $1,302,636                 $  900,006
                                                                  ==========                 ==========
  Accumulated undistributed net investment income (loss)....      $      (58)                $    1,085
                                                                  ==========                 ==========
SHARES:
  Class IA
    Sold....................................................          26,993                    192,953
    Issued in merger........................................              --                      3,008
    Issued on reinvestment of distributions.................             605                        724
    Redeemed................................................         (20,108)                  (199,659)
                                                                  ----------                 ----------
  Total shares..............................................           7,490                     (2,974)
                                                                  ----------                 ----------
  Class IB
    Sold....................................................          16,398                     12,289
    Issued on reinvestment of distributions.................             109                         41
    Redeemed................................................          (3,110)                    (8,256)
                                                                  ----------                 ----------
  Total shares..............................................          13,397                      4,074
                                                                  ----------                 ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


        HARTFORD MONEY MARKET HLS FUND              HARTFORD SMALL COMPANY HLS FUND                 HARTFORD STOCK HLS FUND
  ------------------------------------------   -----------------------------------------   -----------------------------------------
   FOR THE YEAR ENDED     FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
    DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2004     DECEMBER 31, 2003
  ---------------------   ------------------   --------------------   ------------------   --------------------   ------------------
<S
       $    15,755           $    15,989            $   (4,945)           $   (3,977)          $   101,547           $    66,286
                --                    --                98,611               130,368               194,551              (507,433)
                --                    --                27,044               205,031               (45,078)            1,817,955
       -----------           -----------            ----------            ----------           -----------           -----------
            15,755                15,989               120,710               331,422               251,020             1,376,808
           (13,838)              (14,648)                   --                    --               (60,715)              (64,140)
            (1,917)               (1,341)                   --                    --                (6,588)               (4,863)
                --                    --                    --                    --                    --                    --
                --                    --                    --                    --                    --                    --
       -----------           -----------            ----------            ----------           -----------           -----------
           (15,755)              (15,989)                   --                    --               (67,303)              (69,003)
         4,564,702             5,510,526               685,603               657,436               853,221               986,300
                --                    --                    --                    --                    --                14,137
            13,838                14,649                    --                    --                60,715                64,146
        (4,893,454)           (6,235,192)             (728,836)             (581,815)           (1,433,790)           (1,354,602)
       -----------           -----------            ----------            ----------           -----------           -----------
          (314,914)             (710,017)              (43,233)               75,621              (519,854)             (290,019)
           323,333               289,678                65,830                86,583               210,310               203,385
             1,917                 1,341                    --                    --                 6,588                 4,863
          (313,372)             (312,003)              (49,682)              (13,339)              (82,179)              (39,423)
       -----------           -----------            ----------            ----------           -----------           -----------
            11,878               (20,984)               16,148                73,244               134,719               168,825
       -----------           -----------            ----------            ----------           -----------           -----------
          (303,036)             (731,001)              (27,085)              148,865              (385,135)             (121,194)
       -----------           -----------            ----------            ----------           -----------           -----------
          (303,036)             (731,001)               93,625               480,287              (201,418)            1,186,611
         1,850,369             2,581,370             1,041,739               561,452             6,577,654             5,391,043
       -----------           -----------            ----------            ----------           -----------           -----------
       $ 1,547,333           $ 1,850,369            $1,135,364            $1,041,739           $ 6,376,236           $ 6,577,654
       ===========           ===========            ==========            ==========           ===========           ===========
       $        --           $        --            $       --            $       (1)          $    35,592           $     2,302
       ===========           ===========            ==========            ==========           ===========           ===========
         4,564,702             5,510,526                45,207                54,637                19,205                25,647
                --                    --                    --                    --                    --                   406
            13,838                14,649                    --                    --                 1,335                 1,462
        (4,893,454)           (6,235,192)              (48,288)              (49,141)              (32,363)              (35,607)
       -----------           -----------            ----------            ----------           -----------           -----------
          (314,914)             (710,017)               (3,081)                5,496               (11,823)               (8,092)
       -----------           -----------            ----------            ----------           -----------           -----------
           323,333               289,678                 4,474                 7,297                 4,764                 5,265
             1,917                 1,341                    --                    --                   145                   111
          (313,372)             (312,003)               (3,395)               (1,217)               (1,866)               (1,043)
       -----------           -----------            ----------            ----------           -----------           -----------
            11,878               (20,984)                1,079                 6,080                 3,043                 4,333
       -----------           -----------            ----------            ----------           -----------           -----------

 HARTFORD SERIES FUND, INC.

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies) as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Funds. The Funds are stated below.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, eight are included in these financial statements; they are Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund. Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class of a Fund based on the ratio of prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost.

        The Funds generally use market prices in valuing portfolio securities, but may use fair value estimates under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Funds are supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active marker exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

        Other income on Statement of Operations reflects proceeds from securities litigation settlements and consent fees.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,735,428) dated 12/31/04 with ABN Amro, Deutsche Bank, J.P. Morgan and UBS Securities due 01/03/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE      MATURITY
        ------                      ----    ----------   ----------------   ----------------------   --------------   -----------
        ABN Amro..................  2.20%   $  200,000      $  204,001      U.S. Treasury Notes
                                                                            Federal Home Loan        2.375% - 6.00%   2006 - 2009
                                                                            Discount Notes                    0.00%          2005
        Deutsche Bank.............  2.17%      200,000         200,400      Government National
                                                                            Mortgage Association      5.00% - 5.50%          2034
        J.P. Morgan...............  2.28%      345,000         351,905      Federal National
                                                                            Mortgage Association      4.00% - 8.50%   2008 - 2034
        UBS Securities............  2.28%      905,000         923,104      Federal Home Loan
                                                                            Mortgage Corp.            4.00% - 9.25%   2005 - 2035
                                                                            Federal National
                                                                            Mortgage Association      3.50% - 13.0%   2005 - 2034
        UBS Securities............  1.60%       85,428          87,468      Treasury Inflation
                                                                            Protected Securities              2.00%          2014
                                            ----------      ----------
                                            $1,735,428      $1,766,878
                                            ==========      ==========

       The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Advisers HLS Fund..................................  $192,456
        Hartford Capital Appreciation HLS Fund......................   199,748
        Hartford Dividend and Growth HLS Fund.......................   226,547
        Hartford International Opportunities HLS Fund...............    26,477
        Hartford Stock HLS Fund.....................................   120,030

       Certain Funds, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc., (The Hartford), have an interest in joint repurchase agreements (totaling $668,487) dated 12/31/04 with BNP Paribas, RBS Greenwich Capital Markets, and UBS Warburg AG due 01/03/05. These joint repurchase agreements are collateralized as follows:

        BROKER                       RATE    PRINCIPAL   COLLATERAL VALUE      SECURITY TYPE         COUPON RATE       MATURITY
        ------                       ----    ---------   ----------------   --------------------   ----------------   -----------
        BNP Paribas................  1.60%   $250,000        $250,033       U.S. Treasury Bonds     5.25% - 10.825%   2017 - 2028
        RBS Greenwich Capital
          Markets..................  1.58%    200,000         200,028       U.S. Treasury Notes    1.128% -   3.25%   2005 - 2009
        UBS Warburg AG.............  1.58%    218,487         218,516       U.S. Treasury Bonds     6.38% -   6.75%   2026 - 2027
                                             --------        --------
                                             $666,487        $666,577
                                             ========        ========

       The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Bond HLS Fund......................................  $300,180

 HARTFORD SERIES FUND, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

       In Addition, Hartford Stock HLS Fund has an interest in a $39,335 repurchase agreement dated 12/31/2004 with Greenwich Capital 2.25% due 01/03/2005. This repurchase agreement is collateralized by $40,123 U.S. Treasury Note 2.50% due 09/30/2006.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

       At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

       The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss. The Hartford Advisers HLS Fund had outstanding futures contracts as of December 31, 2004.

       The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

       The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk loss from a change in value of such options, which may exceed the related premiums received. The Funds had no written option activity for the year ended December 31, 2004.

    g) Forward Foreign Currency Contracts -- For the year ended December 31, 2004, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund and Hartford Small Company HLS Fund had entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

       Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contract is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds, except for the Hartford Money Market HLS Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital

--------------------------------------------------------------------------------

gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

       Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds except the Hartford Money Market HLS Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

       Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

       Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the year ended December 31, 2004, the Funds held illiquid securities as denoted in the Statements of Assets and Liabilities or Portfolio of Investments.

       The following represents restricted securities of the Funds as of December 31, 2004:

                                  ILLIQUID SECURITIES

                                                                                               ACQUISITION COST
                                                                                                PERCENTAGE OF
                                                                  ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                   SECURITY             DATE(S)        COST            ASSETS %        VALUE
        ----                            -----------------------   -----------   -----------   ------------------   ------
        Hartford Bond HLS Fund........  Centura Capital Trust I
                                        First American Capital      5/22/03       $  314              --%          $ 288
        Hartford Bond HLS Fund........  Trust I
                                        Iridium World               2/13/04           86              --              85
        Hartford Bond HLS Fund........  Communications, Inc.        7/11/97           97              --               h
        Hartford Bond HLS Fund........  Ntelos, Inc.                7/21/00            1              --               h
        Hartford Bond HLS Fund........  URC Holdings Corp.          10/8/03           54              --              53

                                         MARKET VALUE
                                        PERCENTAGE OF
                                          FUND'S NET
        FUND                               ASSETS %
        ----                            --------------
        Hartford Bond HLS Fund........
                                              --%
        Hartford Bond HLS Fund........
                                              --
        Hartford Bond HLS Fund........        --
        Hartford Bond HLS Fund........        --
        Hartford Bond HLS Fund........        --

       h Due to the presentation of the financial statements in thousands, the numbers may round to zero.

 HARTFORD SERIES FUND, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. As of December 31, 2004 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

        FUND                                                           AMOUNT
        ----                                                           -------
        Hartford Bond HLS Fund......................................   $86,702

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

       The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a position of which is used to compensate Wellington or Hartford Investment Management:

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                             HARTFORD BOND HLS FUND
                          AND HARTFORD STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.325%
On next $250 million...............................................     0.300
On next $500 million...............................................     0.275
Over $1 billion....................................................     0.250

                          HARTFORD ADVISERS HLS FUND,
                    HARTFORD CAPITAL APPRECIATION HLS FUND,
                     HARTFORD DIVIDEND AND GROWTH HLS FUND,
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                      AND HARTFORD SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

       Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund.

       Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford Bond HLS Fund and Hartford Money Market HLS Fund.

       Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and each of the Funds, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and each of the Funds, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets.

--------------------------------------------------------------------------------

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each Fund based on specific identification.

    e) Expense Offset -- The Funds have entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $6,315 and $68, respectively. The total expense reduction represented an effective annual rate of 0.00% of the Funds' average net assets. These amounts are included on the fees paid indirectly line of the Statement of Operations.

       The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                      RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS
                                                                       AFTER WAIVERS AND
                                                                            OFFSETS
                                                                      --------------------
        FUND                                                          CLASS IA    CLASS IB
        ----                                                          --------    --------
        Hartford Advisers HLS Fund..................................    0.66%       0.91%
        Hartford Bond HLS Fund......................................    0.50        0.75
        Hartford Capital Appreciation HLS Fund......................    0.67        0.92
        Hartford Dividend and Growth HLS Fund.......................    0.67        0.92
        Hartford International Opportunities HLS Fund...............    0.74        0.99
        Hartford Money Market HLS Fund..............................    0.48        0.73
        Hartford Small Company HLS Fund.............................    0.70        0.95
        Hartford Stock HLS Fund.....................................    0.48        0.73

    f) Distribution Plan for Class IB Shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Security Distribution, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

       The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                       COST OF PURCHASES   SALES PROCEEDS        COST OF
                                                           EXCLUDING          EXCLUDING       PURCHASES FOR    SALES PROCEEDS FOR
                                                        U.S. GOVERNMENT    U.S. GOVERNMENT   U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS        OBLIGATIONS       OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------   ---------------   ---------------   ------------------
        Hartford Advisers HLS Fund...................     $ 3,254,624        $ 3,983,025       $1,027,694          $1,051,446
        Hartford Bond HLS Fund.......................       3,569,743          2,898,804        2,731,490           3,161,286
        Hartford Capital Appreciation HLS Fund.......      10,987,111         10,096,050               --                  --
        Hartford Dividend and Growth HLS Fund........       2,049,430          1,357,730               --                  --
        Hartford International Opportunities HLS
          Fund.......................................       1,646,620          1,431,680               --                  --
        Hartford Small Company HLS Fund..............       1,494,609          1,489,123               --                  --
        Hartford Stock HLS Fund......................       1,922,582          2,366,203               --                  --

 HARTFORD SERIES FUND, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund's distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED
                                                                       ACCUMULATED     UNDISTRIBUTED
                                                                      UNDISTRIBUTED     NET REALIZED
                                                                      NET INVESTMENT   GAIN(LOSS) ON    PAID IN
        FUND                                                           INCOME(LOSS)     INVESTMENTS     CAPITAL
        ----                                                          --------------   --------------   -------
        Hartford Advisers HLS Fund..................................     $  1,682         $(4,503)      $(2,821)
        Hartford Bond HLS Fund......................................        7,823          (9,199)        1,376
        Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057            (4)
        Hartford Dividend and Growth HLS Fund.......................         (729)            730            (1)
        Hartford International Opportunities HLS Fund...............       (4,554)          4,509            45
        Hartford Small Company HLS Fund.............................        4,946             383        (5,329)
        Hartford Stock HLS Fund.....................................         (954)            954            --

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                  YEAR OF
        FUND                                                           AMOUNT    EXPIRATION
        ----                                                          --------   ----------
        Hartford Advisers HLS Fund..................................  $ 71,341      2010
        Hartford Advisers HLS Fund..................................   433,487      2011
        Hartford Bond HLS Fund......................................       650      2009
        Hartford International Opportunities HLS Fund...............     3,889      2008
        Hartford International Opportunities HLS Fund...............    81,748      2009
        Hartford International Opportunities HLS Fund...............   134,281      2010
        Hartford Small Company HLS Fund.............................    46,181      2009
        Hartford Small Company HLS Fund.............................   124,207      2010
        Hartford Stock HLS Fund.....................................    81,433      2009
        Hartford Stock HLS Fund.....................................   226,152      2010
        Hartford Stock HLS Fund.....................................   503,997      2011

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund carry forward may apply.

    For the fiscal year ended December 31, 2004, the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Stock HLS Fund.....................................    $16,802           $--

--------------------------------------------------------------------------------

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Advisers HLS Fund..................................  $228,776      $   --        $  --
        Hartford Bond HLS Fund......................................   228,190       5,198           --
        Hartford Capital Appreciation HLS Fund......................    38,215          --           --
        Hartford Dividend and Growth HLS Fund.......................    75,534                       --
        Hartford International Opportunities HLS Fund...............     8,143          --           --
        Hartford Money Market HLS Fund..............................    15,755          --           --
        Hartford Stock HLS Fund.....................................    67,303          --           --

    The tax character of distributions paid during 2003 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Advisers HLS Fund..................................  $256,741     $    --        $  --
        Hartford Bond HLS Fund......................................   128,941       6,157           --
        Hartford Capital Appreciation HLS Fund......................    49,667          --           --
        Hartford Dividend and Growth HLS Fund.......................    60,506      23,281           --
        Hartford International Opportunities HLS Fund...............     7,059          --           --
        Hartford Money Market HLS Fund..............................    15,989          --           --
        Hartford Stock HLS Fund.....................................    69,003          --           --

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY          LONG-TERM        APPRECIATION
        FUND                                                             INCOME         CAPITAL GAIN      (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Advisers HLS Fund..................................    $119,439          $     --          $  905,669
        Hrtford Bond HLS Fund.......................................     123,726             4,486              58,187
        Hartford Capital Appreciation HLS Fund......................      34,591           325,739           2,478,335
        Hartford Dividend and Growth HLS Fund.......................      21,461            80,412             893,618
        Hartford International Opportunities HLS Fund...............          48                --             188,954
        Hartford Small Company HLS Fund.............................          --                --             192,702
        Hartford Stock HLS Fund.....................................      35,593                               496,228

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferred of loses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2004, the Funds did not have any borrowings under this facility.

9.  FUND MERGERS:

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. IN 2003. At a special meeting of shareholders, held on January 15, 2003, shareholders of Hartford American Leaders HLS Fund and Hartford International Stock II HLS Fund (each a "Target Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

    Hartford American Leaders HLS Fund merged into Hartford Stock HLS Fund Hartford International Stock II HLS Fund merged into Hartford International Opportunities HLS Fund

    Under the terms of the Plan, and pursuant to the approval by shareholders of each Target Fund, the assets of each Target Fund were acquired by the corresponding Acquiring Fund on January 24, 2003. Each Acquiring Fund acquired the respective Target Fund's assets in exchange for the Acquiring Fund's shares, which were distributed pro rata by each Target Fund to the holders of its shares on January 24, 2003, in complete liquidation of the Target Fund.

 HARTFORD SERIES FUND, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                 CLASS IA    CLASS IB
        ---------------------------------------------                 --------    --------
        Net Assets of Hartford International Stock II HLS Fund on
          January 24, 2003..........................................  $ 22,447    $    --
        Hartford International Stock II HLS Fund shares exchanged...     3,304         --
        Hartford International Opportunities HLS Fund shares
          issued....................................................     3,008         --
        Net assets of Hartford International Opportunities HLS Fund
          immediately before the merger.............................  $684,409    $27,363
        Net assets of Hartford International Opportunities HLS Fund
          immediately after the merger..............................  $706,856    $27,363

        HARTFORD STOCK HLS FUND                                        CLASS IA     CLASS IB
        -----------------------                                       ----------    --------
        Net assets of Hartford American Leaders HLS Fund on January
          24, 2003..................................................  $   14,137          --
        Hartford American Leaders HLS Fund shares exchanged.........       1,787    $     --
        Hartford Stock HLS Fund shares issued.......................         406          --
        Net assets of Hartford Stock HLS Fund immediately before the
          merger....................................................  $4,971,437    $298,456
        Net assets of Hartford Stock HLS Fund immediately after the
          merger....................................................  $4,985,574    $298,456

    The Hartford American Leaders HLS Fund and Hartford International Stock II had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of January 24, 2003:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford American Leaders HLS Fund..........................     $(2,855)        $ (1,586)    $18,578
        Hartford International Stock II.............................      (8,812)         (10,744)     42,012

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders Hartford Series Fund II, Inc. of approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford HLS Mutual Funds (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Bond HLS Fund

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD BOND HLS FUND                                         CLASS IA     CLASS IB
        ----------------------                                        ----------    --------
        Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948    $     --
        Hartford Multisector Bond shares exchanged..................       2,422          --
        Hartford Bond shares issued.................................       2,088          --
        Net assets of Hartford Bond immediately before the merger...  $2,339,844    $825,823
        Net assets of Hartford Bond immediately after the merger....  $2,364,792    $825,823

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford Multisector Bond HLS Fund..........................       $(49)         $(1,170)     $26,167

 HARTFORD HLS FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $22.67       $ 0.51        $  0.33        $  0.84       $(0.47)
 Class IB...............................   22.81         0.48           0.30           0.78        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................   19.59         0.42           3.18           3.60        (0.52)
 Class IB...............................   19.72         0.41           3.16           3.57        (0.48)
 For the Year Ended December 31, 2002
 Class IA...............................   23.44(3)      0.51(3)       (4.10)(3)      (3.59)(3)    (0.26)(3)
 Class IB...............................   23.60(3)      0.46(3)       (4.10)(3)      (3.64)(3)    (0.24)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   26.65(3)      0.64(3)       (1.85)(3)      (1.21)(3)    (0.73)(3)
 Class IB...............................   26.63(3)      0.50(3)       (1.77)(3)      (1.27)(3)    (0.49)(3)
 For the Year Ended December 31, 2000
 Class IA...............................   29.65(3)      0.68(3)       (0.88)(3)      (0.20)(3)    (0.23)(3)
 Class IB...............................   29.66(3)      0.74(3)       (0.98)(3)      (0.24)(3)    (0.22)(3)
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................   12.32         0.40           0.12           0.52        (0.58)
 Class IB...............................   12.25         0.45           0.04           0.49        (0.56)
 For the Year Ended December 31, 2003
 Class IA...............................   11.95         0.36           0.57           0.93        (0.50)
 Class IB...............................   11.90         0.40           0.50           0.90        (0.49)
 For the Year Ended December 31, 2002
 Class IA...............................   11.46(3)      0.56(3)       (0.01)(3)       0.55(3)     (0.05)(3)
 Class IB...............................   11.43(3)      0.46(3)        0.07(3)        0.53(3)     (0.05)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   11.08(3)      0.46(3)        0.48(3)        0.94(3)     (0.56)(3)
 Class IB...............................   11.07(3)      0.41(3)        0.50(3)        0.91(3)     (0.55)(3)
 For the Year Ended December 31, 2000
 Class IA...............................    9.94(3)      0.69(3)        0.50(3)        1.19(3)     (0.05)(3)
 Class IB...............................    9.95(3)      0.61(3)        0.56(3)        1.17(3)     (0.05)(3)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................   44.91         0.35           8.34           8.69        (0.17)
 Class IB...............................   44.76         0.27           8.26           8.53        (0.11)
 For the Year Ended December 31, 2003
 Class IA...............................   31.70         0.26          13.17          13.43        (0.22)
 Class IB...............................   31.63         0.19          13.10          13.29        (0.16)
 For the Year Ended December 31, 2002
 Class IA...............................   39.75(3)      0.15(3)       (8.01)(3)      (7.86)(3)    (0.19)(3)
 Class IB...............................   39.68(3)      0.12(3)       (8.03)(3)      (7.91)(3)    (0.14)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   59.26(3)      0.21(3)       (3.36)(3)      (3.15)(3)    (0.27)(3)
 Class IB...............................   59.23(3)      0.06(3)       (3.29)(3)      (3.23)(3)    (0.23)(3)
 For the Year Ended December 31, 2000
 Class IA...............................   60.95(3)      0.41(3)        7.57(3)        7.98(3)     (0.39)(3)
 Class IB...............................   60.98(3)     (0.77)(3)       8.64(3)        7.87(3)     (0.34)(3)

                                                 -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF     TOTAL
                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD     RETURN
                                          ----------   -------------   -------------   ------------   ---------   ------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................     $ --         $    --         $ (0.47)       $  0.37       $ 23.04      3.74%
 Class IB...............................       --              --           (0.42)          0.36         23.17      3.48
 For the Year Ended December 31, 2003
 Class IA...............................       --              --           (0.52)          3.08         22.67     18.49
 Class IB...............................       --              --           (0.48)          3.09         22.81     18.20
 For the Year Ended December 31, 2002
 Class IA...............................       --              --           (0.26)(3)      (3.85)(3)     19.59(3) (13.79)
 Class IB...............................       --              --           (0.24)(3)      (3.88)(3)     19.72(3) (13.99)
 For the Year Ended December 31, 2001
 Class IA...............................       --           (1.27)(3)       (2.00)(3)      (3.21)(3)     23.44(3)  (4.64)
 Class IB...............................       --           (1.27)(3)       (1.76)(3)      (3.03)(3)     23.60(3)  (4.81)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (2.57)(3)       (2.80)(3)      (3.00)(3)     26.65(3)  (0.75)
 Class IB...............................       --           (2.57)(3)       (2.79)(3)      (3.03)(3)     26.63(3)  (0.92)
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................       --           (0.32)          (0.90)         (0.38)        11.94      4.62
 Class IB...............................       --           (0.32)          (0.88)         (0.39)        11.86      4.33
 For the Year Ended December 31, 2003
 Class IA...............................       --           (0.06)          (0.56)          0.37         12.32      7.85
 Class IB...............................       --           (0.06)          (0.55)          0.35         12.25      7.58
 For the Year Ended December 31, 2002
 Class IA...............................       --           (0.01)(3)       (0.06)(3)       0.49(3)      11.95(3)  10.08
 Class IB...............................       --           (0.01)(3)       (0.06)(3)       0.47(3)      11.90(3)   9.83
 For the Year Ended December 31, 2001
 Class IA...............................       --              --           (0.56)(3)       0.38(3)      11.46(3)   8.68
 Class IB...............................       --              --           (0.55)(3)       0.36(3)      11.43(3)   8.49
 For the Year Ended December 31, 2000
 Class IA...............................       --              --           (0.05)(3)       1.14(3)      11.08(3)  11.99
 Class IB...............................       --              --           (0.05)(3)       1.12(3)      11.07(3)  11.79
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................       --              --           (0.17)          8.52         53.43     19.36
 Class IB...............................       --              --           (0.11)          8.42         53.18     19.07
 For the Year Ended December 31, 2003
 Class IA...............................       --              --           (0.22)         13.21         44.91     42.38
 Class IB...............................       --              --           (0.16)         13.13         44.76     42.02
 For the Year Ended December 31, 2002
 Class IA...............................       --              --           (0.19)(3)      (8.05)(3)     31.70(3) (19.70)
 Class IB...............................       --              --           (0.14)(3)      (8.05)(3)     31.63(3) (19.88)
 For the Year Ended December 31, 2001
 Class IA...............................       --          (16.09)(3)      (16.36)(3)     (19.51)(3)     39.75(3)  (6.94)
 Class IB...............................       --          (16.09)(3)      (16.32)(3)     (19.55)(3)     39.68(3)  (7.10)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (9.28)(3)       (9.67)(3)      (1.69)(3)     59.26(3)  13.22
 Class IB...............................       --           (9.28)(3)       (9.62)(3)      (1.75)(3)     59.23(3)  13.02

                                          -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          --------------------------------------------------------------
                                                         RATIO OF     RATIO OF     RATIO OF
                                                         EXPENSES     EXPENSES       NET
                                                        TO AVERAGE   TO AVERAGE   INVESTMENT
                                          NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                           AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                            PERIOD      WAIVERS(1)   WAIVERS(1)   NET ASSETS    RATE(4)
                                          -----------   ----------   ----------   ----------   ---------
HARTFORD ADVISERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $ 9,699,374      0.67%        0.67%         2.16%        36%
 Class IB...............................    1,462,319      0.92         0.92          1.91         36
 For the Year Ended December 31, 2003
 Class IA...............................   10,358,449      0.67         0.67          2.03         48
 Class IB...............................    1,263,641      0.92         0.92          1.78         48
 For the Year Ended December 31, 2002
 Class IA...............................    9,249,397      0.67         0.67          2.29         47
 Class IB...............................      672,078      0.90         0.92          2.07         47
 For the Year Ended December 31, 2001
 Class IA...............................   11,836,564      0.66         0.66          2.51         34
 Class IB...............................      521,205      0.84         0.91          2.33         34
 For the Year Ended December 31, 2000
 Class IA...............................   13,430,507      0.66         0.66          2.47         40
 Class IB...............................      252,247      0.84         0.91          2.29         40
HARTFORD BOND HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................    2,507,019      0.50         0.50          3.72        164
 Class IB...............................      991,065      0.75         0.75          3.47        164
 For the Year Ended December 31, 2003
 Class IA...............................    2,332,343      0.50         0.50          3.74        215
 Class IB...............................      734,768      0.75         0.75          3.49        215
 For the Year Ended December 31, 2002
 Class IA...............................    2,145,266      0.51         0.51          5.58        108
 Class IB...............................      382,864      0.75         0.76          5.34        108
 For the Year Ended December 31, 2001
 Class IA...............................    1,549,698      0.51         0.51          5.87        185
 Class IB...............................      152,254      0.69         0.76          5.69        185
 For the Year Ended December 31, 2000
 Class IA...............................    1,033,043      0.52         0.52          6.54        169
 Class IB...............................       31,551      0.70         0.77          6.36        169
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................   10,751,945      0.70         0.70          0.77         89
 Class IB...............................    2,505,798      0.95         0.95          0.52         89
 For the Year Ended December 31, 2003
 Class IA...............................    8,912,749      0.69         0.69          0.77         94
 Class IB...............................    1,579,399      0.94         0.94          0.52         94
 For the Year Ended December 31, 2002
 Class IA...............................    6,240,859      0.69         0.69          0.64         94
 Class IB...............................      588,013      0.92         0.94          0.41         94
 For the Year Ended December 31, 2001
 Class IA...............................    8,734,600      0.68         0.68          0.57         92
 Class IB...............................      393,241      0.86         0.93          0.39         92
 For the Year Ended December 31, 2000
 Class IA...............................    9,581,897      0.66         0.66          0.64        108
 Class IB...............................      136,058      0.84         0.91          0.46        108

 HARTFORD HLS FUNDS

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $18.77       $ 0.32        $  2.01        $  2.33       $(0.27)
 Class IB...............................   18.72         0.27           2.00           2.27        (0.23)
 For the Year Ended December 31, 2003
 Class IA...............................   15.09         0.24           3.79           4.03        (0.25)
 Class IB...............................   15.07         0.21           3.76           3.97        (0.22)
 For the Year Ended December 31, 2002
 Class IA...............................   18.80(3)      0.25(3)       (3.64)(3)      (3.39)(3)    (0.23)(3)
 Class IB...............................   18.79(3)      0.24(3)       (3.66)(3)      (3.42)(3)    (0.21)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   21.24(3)      0.31(3)       (1.14)(3)      (0.83)(3)    (0.30)(3)
 Class IB...............................   21.24(3)      0.39(3)       (1.25)(3)      (0.86)(3)    (0.28)(3)
 For the Year Ended December 31, 2000
 Class IA...............................   21.49(3)      0.35(3)        1.78(3)        2.13(3)     (0.34)(3)
 Class IB...............................   21.51(3)      0.40(3)        1.69(3)        2.09(3)     (0.32)(3)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................   10.11         0.10           1.73           1.83        (0.08)
 Class IB...............................   10.09         0.08           1.72           1.80        (0.06)
 For the Year Ended December 31, 2003
 Class IA...............................    7.66         0.09           2.44           2.53        (0.08)
 Class IB...............................    7.66         0.07           2.43           2.50        (0.07)
 For the Year Ended December 31, 2002
 Class IA...............................    9.53(3)      0.17(3)       (1.94)(3)      (1.77)(3)    (0.10)(3)
 Class IB...............................    9.51(3)      0.14(3)       (1.91)(3)      (1.77)(3)    (0.08)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   13.64(3)      0.12(3)       (2.61)(3)      (2.49)(3)    (0.01)(3)
 Class IB...............................   13.65(3)      0.12(3)       (2.63)(3)      (2.51)(3)    (0.02)(3)
 For the Year Ended December 31, 2000
 Class IA...............................   18.76(3)      0.18(3)       (3.14)(3)      (2.96)(3)    (0.23)(3)
 Class IB...............................   18.76(3)      0.25(3)       (3.24)(3)      (2.99)(3)    (0.19)(3)
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................    1.00           --             --             --           --
 Class IB...............................    1.00           --             --             --           --
 For the Year Ended December 31, 2003
 Class IA...............................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................    1.00           --             --             --           --
 For the Year Ended December 31, 2002
 Class IA...............................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2001
 Class IA...............................    1.00         0.04             --           0.04        (0.04)
 Class IB...............................    1.00         0.04             --           0.04        (0.04)
 For the Year Ended December 31, 2000
 Class IA...............................    1.00         0.06             --           0.06        (0.06)
 Class IB...............................    1.00         0.06             --           0.06        (0.06)

                                                 -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF     TOTAL
                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD     RETURN
                                          ----------   -------------   -------------   ------------   ---------   ------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................     $ --         $    --         $ (0.27)       $  2.06       $ 20.83     12.42%
 Class IB...............................       --              --           (0.23)          2.04         20.76     12.14
 For the Year Ended December 31, 2003
 Class IA...............................       --           (0.10)          (0.35)          3.68         18.77     26.80
 Class IB...............................       --           (0.10)          (0.32)          3.65         18.72     26.48
 For the Year Ended December 31, 2002
 Class IA...............................       --           (0.09)(3)       (0.32)(3)      (3.71)(3)     15.09(3) (14.23)
 Class IB...............................       --           (0.09)(3)       (0.30)(3)      (3.72)(3)     15.07(3) (14.42)
 For the Year Ended December 31, 2001
 Class IA...............................       --           (1.31)(3)       (1.61)(3)      (2.44)(3)     18.80(3)  (4.04)
 Class IB...............................       --           (1.31)(3)       (1.59)(3)      (2.45)(3)     18.79(3)  (4.21)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (2.04)(3)       (2.38)(3)      (0.25)(3)     21.24(3)  10.95
 Class IB...............................       --           (2.04)(3)       (2.36)(3)      (0.27)(3)     21.24(3)  10.75
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 For the Year Ended December 31, 2004
 Class IA...............................       --              --           (0.08)          1.75         11.86     18.08
 Class IB...............................       --              --           (0.06)          1.74         11.83     17.79
 For the Year Ended December 31, 2003
 Class IA...............................       --              --           (0.08)          2.45         10.11     33.10
 Class IB...............................       --              --           (0.07)          2.43         10.09     32.76
 For the Year Ended December 31, 2002
 Class IA...............................       --              --           (0.10)(3)      (1.87)(3)      7.66(3) (17.93)
 Class IB...............................       --              --           (0.08)(3)      (1.85)(3)      7.66(3) (18.12)
 For the Year Ended December 31, 2001
 Class IA...............................       --           (1.61)(3)       (1.62)(3)      (4.11)(3)      9.53(3) (18.73)
 Class IB...............................       --           (1.61)(3)       (1.63)(3)      (4.14)(3)      9.51(3) (18.88)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (1.93)(3)       (2.16)(3)      (5.12)(3)     13.64(3) (17.10)
 Class IB...............................       --           (1.93)(3)       (2.12)(3)      (5.11)(3)     13.65(3) (17.25)
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --             --          1.00      0.94
 Class IB...............................       --              --              --             --          1.00      0.69
 For the Year Ended December 31, 2003
 Class IA...............................       --              --           (0.01)            --          1.00      0.75
 Class IB...............................       --              --              --             --          1.00      0.50
 For the Year Ended December 31, 2002
 Class IA...............................       --              --           (0.01)            --          1.00      1.47
 Class IB...............................       --              --           (0.01)            --          1.00      1.24
 For the Year Ended December 31, 2001
 Class IA...............................       --              --           (0.04)            --          1.00      3.87
 Class IB...............................       --              --           (0.04)            --          1.00      3.68
 For the Year Ended December 31, 2000
 Class IA...............................       --              --           (0.06)            --          1.00      6.10
 Class IB...............................       --              --           (0.06)            --          1.00      5.91

                                          -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          --------------------------------------------------------------
                                                         RATIO OF     RATIO OF     RATIO OF
                                                         EXPENSES     EXPENSES       NET
                                                        TO AVERAGE   TO AVERAGE   INVESTMENT
                                          NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                           AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                            PERIOD      WAIVERS(1)   WAIVERS(1)   NET ASSETS    RATE(4)
                                          -----------   ----------   ----------   ----------   ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $ 4,719,663      0.68%        0.68%         1.73%        27%
 Class IB...............................    1,393,412      0.93         0.93          1.48         27
 For the Year Ended December 31, 2003
 Class IA...............................    3,927,415      0.69         0.69          1.61         31
 Class IB...............................      902,779      0.94         0.94          1.36         31
 For the Year Ended December 31, 2002
 Class IA...............................    2,810,625      0.69         0.69          1.56         43
 Class IB...............................      327,617      0.92         0.94          1.33         43
 For the Year Ended December 31, 2001
 Class IA...............................    3,190,773      0.68         0.68          1.66         61
 Class IB...............................      153,848      0.86         0.93          1.48         61
 For the Year Ended December 31, 2000
 Class IA...............................    3,189,857      0.68         0.68          1.70         59
 Class IB...............................       35,415      0.86         0.93          1.52         59
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 For the Year Ended December 31, 2004
 Class IA...............................    1,054,884      0.80         0.80          1.13        142
 Class IB...............................      247,752      1.05         1.05          0.88        142
 For the Year Ended December 31, 2003
 Class IA...............................      823,760      0.83         0.83          1.08        144
 Class IB...............................       76,246      1.08         1.08          0.83        144
 For the Year Ended December 31, 2002
 Class IA...............................      646,903      0.81         0.81          1.23        161
 Class IB...............................       26,641      1.04         1.06          1.00        161
 For the Year Ended December 31, 2001
 Class IA...............................      941,934      0.81         0.81          1.10        144
 Class IB...............................       22,277      0.99         1.06          0.92        144
 For the Year Ended December 31, 2000
 Class IA...............................    1,326,609      0.78         0.78          1.16        159
 Class IB...............................       18,682      0.96         1.03          0.98        159
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................    1,294,525      0.48         0.48          0.93         --
 Class IB...............................      252,808      0.73         0.73          0.68         --
 For the Year Ended December 31, 2003
 Class IA...............................    1,609,439      0.49         0.49          0.75         --
 Class IB...............................      240,930      0.74         0.74          0.50         --
 For the Year Ended December 31, 2002
 Class IA...............................    2,319,456      0.49         0.49          1.43         --
 Class IB...............................      261,914      0.72         0.74          1.20         --
 For the Year Ended December 31, 2001
 Class IA...............................    1,867,520      0.48         0.48          3.58         --
 Class IB...............................      152,129      0.66         0.73          3.40         --
 For the Year Ended December 31, 2000
 Class IA...............................    1,242,275      0.48         0.48          5.91         --
 Class IB...............................       36,270      0.66         0.73          5.73         --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $14.49       $(0.07)       $  1.83        $  1.76       $   --
 Class IB...............................   14.35        (0.09)          1.80           1.71           --
 For the Year Ended December 31, 2003
 Class IA...............................    9.29        (0.04)          5.24           5.20           --
 Class IB...............................    9.23        (0.04)          5.16           5.12           --
 For the Year Ended December 31, 2002
 Class IA...............................   13.32(3)     (0.08)(3)      (3.95)(3)      (4.03)(3)       --
 Class IB...............................   13.26(3)     (0.06)(3)      (3.97)(3)      (4.03)(3)       --
 For the Year Ended December 31, 2001
 Class IA...............................   16.87(3)      0.01(3)       (2.53)(3)      (2.52)(3)       --
 Class IB...............................   16.83(3)     (0.01)(3)      (2.53)(3)      (2.54)(3)       --
 For the Year Ended December 31, 2000
 Class IA...............................   21.88(3)      0.03(3)       (2.54)(3)      (2.51)(3)       --
 Class IB...............................   21.87(3)      0.03(3)       (2.57)(3)      (2.54)(3)       --
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................   44.37         0.74           1.10           1.84        (0.49)
 Class IB...............................   44.29         0.64           1.08           1.72        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................   35.46         0.46           8.93           9.39        (0.48)
 Class IB...............................   35.42         0.38           8.88           9.26        (0.39)
 For the Year Ended December 31, 2002
 Class IA...............................   47.36(3)      0.43(3)      (11.94)(3)     (11.51)(3)    (0.39)(3)
 Class IB...............................   47.31(3)      0.38(3)      (11.95)(3)     (11.57)(3)    (0.32)(3)
 For the Year Ended December 31, 2001
 Class IA...............................   58.80(3)      0.41(3)       (7.42)(3)      (7.01)(3)    (0.38)(3)
 Class IB...............................   58.79(3)      0.46(3)       (7.57)(3)      (7.11)(3)    (0.32)(3)
 For the Year Ended December 31, 2000
 Class IA...............................   71.47(3)      0.39(3)       (5.00)(3)      (4.61)(3)    (0.41)(3)
 Class IB...............................   71.51(3)      0.74(3)       (5.47)(3)      (4.72)(3)    (0.34)(3)

                                                 -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF     TOTAL
                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD     RETURN
                                          ----------   -------------   -------------   ------------   ---------   ------
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................     $ --         $    --         $    --        $  1.76       $ 16.25     12.18%
 Class IB...............................       --              --              --           1.71         16.06     11.90
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --           5.20         14.49     55.87
 Class IB...............................       --              --              --           5.12         14.35     55.48
 For the Year Ended December 31, 2002
 Class IA...............................       --              --              --          (4.03)(3)      9.29(3) (30.23)
 Class IB...............................       --              --              --          (4.03)(3)      9.23(3) (30.39)
 For the Year Ended December 31, 2001
 Class IA...............................       --           (1.03)(3)       (1.03)(3)      (3.55)(3)     13.32(3) (14.92)
 Class IB...............................       --           (1.03)(3)       (1.03)(3)      (3.57)(3)     13.26(3) (15.07)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (2.50)(3)       (2.50)(3)      (5.01)(3)     16.87(3) (13.12)
 Class IB...............................       --           (2.50)(3)       (2.50)(3)      (5.04)(3)     16.83(3) (13.28)
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................       --              --           (0.49)          1.35         45.72      4.17
 Class IB...............................       --              --           (0.42)          1.30         45.59      3.91
 For the Year Ended December 31, 2003
 Class IA...............................       --              --           (0.48)          8.91         44.37     26.47
 Class IB...............................       --              --           (0.39)          8.87         44.29     26.16
 For the Year Ended December 31, 2002
 Class IA...............................       --              --           (0.39)(3)     (11.90)(3)     35.46(3) (24.25)
 Class IB...............................       --              --           (0.32)(3)     (11.89)(3)     35.42(3) (24.42)
 For the Year Ended December 31, 2001
 Class IA...............................       --           (4.05)(3)       (4.43)(3)     (11.44)(3)     47.36(3) (12.23)
 Class IB...............................       --           (4.05)(3)       (4.37)(3)     (11.48)(3)     47.31(3) (12.39)
 For the Year Ended December 31, 2000
 Class IA...............................       --           (7.65)(3)       (8.06)(3)     (12.67)(3)     58.80(3)  (7.04)
 Class IB...............................       --           (7.66)(3)       (8.00)(3)     (12.72)(3)     58.79(3)  (7.21)

                                          -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                          --------------------------------------------------------------
                                                         RATIO OF     RATIO OF     RATIO OF
                                                         EXPENSES     EXPENSES       NET
                                                        TO AVERAGE   TO AVERAGE   INVESTMENT
                                          NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                           AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                            PERIOD      WAIVERS(1)   WAIVERS(1)   NET ASSETS    RATE(4)
                                          -----------   ----------   ----------   ----------   ---------
HARTFORD SMALL COMPANY HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................  $   904,912      0.75%        0.75%        (0.41)%      141%
 Class IB...............................      230,452      1.00         1.00         (0.66)       141
 For the Year Ended December 31, 2003
 Class IA...............................      851,283      0.76         0.76         (0.49)       171
 Class IB...............................      190,456      1.01         1.01         (0.74)       171
 For the Year Ended December 31, 2002
 Class IA...............................      495,074      0.77         0.77         (0.30)       222
 Class IB...............................       66,378      1.00         1.02         (0.53)       222
 For the Year Ended December 31, 2001
 Class IA...............................      745,253      0.76         0.76          0.03        227
 Class IB...............................       59,371      0.94         1.01         (0.15)       227
 For the Year Ended December 31, 2000
 Class IA...............................      908,886      0.74         0.74            --        195
 Class IB...............................       40,967      0.92         0.99         (0.18)       195
HARTFORD STOCK HLS FUND
 For the Year Ended December 31, 2004
 Class IA...............................    5,657,942      0.49         0.49          1.61         30
 Class IB...............................      718,293      0.74         0.74          1.36         30
 For the Year Ended December 31, 2003
 Class IA...............................    6,014,675      0.49         0.49          1.18         37
 Class IB...............................      562,979      0.74         0.74          0.93         37
 For the Year Ended December 31, 2002
 Class IA...............................    5,094,276      0.49         0.49          0.97         44
 Class IB...............................      296,767      0.72         0.74          0.75         44
 For the Year Ended December 31, 2001
 Class IA...............................    7,834,643      0.49         0.49          0.80         39
 Class IB...............................      271,475      0.67         0.74          0.62         39
 For the Year Ended December 31, 2000
 Class IA...............................    9,590,018      0.48         0.48          0.64         40
 Class IB...............................      136,077      0.66         0.73          0.46         40

---------------
(1)Ratios do not reflect reductions for expense offsets (See Note 3(e)).
(2)Information presented relates to a share of capital share outstanding for the indicated period.
(3)Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(4)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund (eight of the portfolios comprising Hartford Series Fund, Inc.) (collectively, the "Funds") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford Series Fund, Inc. were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds identified above constituting Hartford Services Fund, Inc. at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                              /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2005

 HARTFORD SERIES FUND, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE: (UNAUDITED)

     For the year ended December 31, 2004, the following Funds distributed long-term capital gains dividends as follows:

        Hartford Bond HLS Fund .....................................  $5,198

 HARTFORD SERIES FUND, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD SERIES FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
(SF2)
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD SERIES FUND, INC.

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 9/30/98 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                     GLOBAL LEADERS IA                   MSCI WORLD INDEX
                                                                     -----------------                   ----------------
9/30/98                                                                   10000.00                           10000.00
                                                                          11346.00                           10906.00
                                                                          12212.00                           11556.00
12/98                                                                     13188.00                           12122.00
                                                                          13799.00                           12389.00
                                                                          13410.00                           12062.00
                                                                          14140.00                           12566.00
                                                                          14488.00                           13063.00
                                                                          13962.00                           12587.00
                                                                          14974.00                           13176.00
                                                                          15199.00                           13138.00
                                                                          15118.00                           13117.00
                                                                          14930.00                           12991.00
                                                                          15905.00                           13668.00
                                                                          17087.00                           14055.00
12/99                                                                     19830.00                           15194.00
                                                                          19086.00                           14326.00
                                                                          21213.00                           14366.00
                                                                          21161.00                           15361.00
                                                                          20137.00                           14713.00
                                                                          19563.00                           14342.00
                                                                          20430.00                           14827.00
                                                                          19746.00                           14412.00
                                                                          20868.00                           14882.00
                                                                          19982.00                           14093.00
                                                                          18833.00                           13858.00
                                                                          17723.00                           13019.00
12/00                                                                     18429.00                           13231.00
                                                                          18436.00                           13488.00
                                                                          16744.00                           12350.00
                                                                          15624.00                           11541.00
                                                                          16849.00                           12397.00
                                                                          16516.00                           12243.00
                                                                          16215.00                           11861.00
                                                                          15819.00                           11705.00
                                                                          14951.00                           11145.00
                                                                          13654.00                           10165.00
                                                                          14039.00                           10361.00
                                                                          15284.00                           10975.00
12/01                                                                     15373.00                           11046.00
                                                                          14870.00                           10712.00
                                                                          14782.00                           10621.00
                                                                          15250.00                           11114.00
                                                                          14742.00                           10720.00
                                                                          15056.00                           10745.00
                                                                          14111.00                           10095.00
                                                                          12961.00                            9245.00
                                                                          12831.00                            9264.00
                                                                          11285.00                            8247.00
                                                                          12455.00                            8857.00
                                                                          13558.00                            9337.00
12/02                                                                     12375.00                            8886.00
                                                                          12089.00                            8617.00
                                                                          11818.00                            8470.00
                                                                          11656.00                            8447.00
                                                                          12962.00                            9201.00
                                                                          13754.00                            9731.00
                                                                          14076.00                            9904.00
                                                                          14418.00                           10106.00
                                                                          14833.00                           10327.00
                                                                          14454.00                           10392.00
                                                                          15595.00                           11011.00
                                                                          15972.00                           11181.00
12/03                                                                     16777.00                           11885.00
                                                                          17427.00                           12078.00
                                                                          18038.00                           12285.00
                                                                          18358.00                           12208.00
                                                                          17685.00                           11965.00
                                                                          17934.00                           12073.00
                                                                          18545.00                           12336.00
                                                                          17124.00                           11936.00
                                                                          17052.00                           11993.00
                                                                          17918.00                           12224.00
                                                                          18579.00                           12526.00
                                                                          19598.00                           13190.00
12/04                                                                     19995.00                           13697.00

    --- GLOBAL LEADERS FUND        --- MSCI WORLD INDEX
        $10,000 starting value         $10,000 starting value
        $19,995 ending value           $13,697 ending value

MSCI WORLD INDEX is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                                                   SINCE
                               1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA              19.19%    0.17%    11.71%
---------------------------------------------------------------
Global Leaders IB              18.89%   -0.05%    11.48%
---------------------------------------------------------------
MSCI World Index               15.25%   -2.05%     5.16%
---------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class IA returned 19.19% for the year ended December 31, 2004. The Fund outperformed both the Lipper Global Growth VA-UF Average, which returned 15.69% and the Morgan Stanley Capital International
(MSCI) World Index, which returned 15.25% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the year, global equity markets, as measured by the MSCI World Index, outperformed U.S. equity markets, as measured by the S&P 500 Index. The advance of global markets was disparate, with value-oriented sectors of the MSCI World Index, such as Energy, Utilities, Telecommunications, Industrials and Materials, achieving returns ranging from 18% to 29%. The returns of more growth-oriented sectors, such as Health Care and Technology, were much lower, with the Technology sector recording the worst return at 2.7%.

In managing the Fund, we focus mainly on sector and stock weights. Our outperformance versus the benchmark was primarily driven by strong stock selection within the Health Care and Technology sectors. Although these were the weakest sectors of the benchmark, they were the strongest sectors of the Fund. The five largest contributors to the Fund's absolute returns were all from these two sectors. The two largest contributors were Irish biotech company Elan Corp., PLC, ADR (drugs), and Canadian technology hardware company, Research in Motion Ltd. (communications). Research in Motion Ltd., which produces the wildly successful Blackberry device, is an example of how we are able to take advantage of volatility caused by non-fundamental factors. During the summer, the stock fell although there was no change in the outlook for the company. We took advantage of this disparity and added to our position. The stock price subsequently rose dramatically. Much of the volatility in the stock price was attributed to an outstanding patent litigation case. After much work, we concluded that the ruling would come sooner and have a more negative effect on the stock price than expected. As a result, we trimmed our holdings, fortunately ahead of the December 12 U.S. appeals court ruling and the subsequent drop in stock price.

Relative performance was offset somewhat by the Fund's stock selection in Energy, Telecommunications, and Industrials. The three largest detractors from absolute returns were Alcatel S.A. (communications), Munich Reinsurance (insurance) and Cisco Systems, Inc. (electronics). Alcatel S.A., the French communications and energy infrastructure company, dramatically underperformed after reporting weak second quarter results, largely upon disappointment with cost cutting efforts. We continued to hold the stock as of the end of the period as the price has rebounded.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We continue to be positioned for economic growth and are beginning to see many of the trends play out in stock price performance. Our focus will remain on stock and sector selection, coming from intense bottom-up research. Our large weights in the Consumer Discretionary and Technology sectors, some of the strongest representatives of growth, are a result of our bottom-up

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

research and analysis. We will continue to meet with every company we invest in, and of course, with many others.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   69.8%
-------------------------------------------------------------------
United Kingdom                                             14.3
-------------------------------------------------------------------
Germany                                                     5.6
-------------------------------------------------------------------
France                                                      5.6
-------------------------------------------------------------------
Ireland                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 2.6
-------------------------------------------------------------------
Canada                                                      2.6
-------------------------------------------------------------------
Hong Kong                                                   2.3
-------------------------------------------------------------------
Sweden                                                      2.2
-------------------------------------------------------------------
Italy                                                       1.3
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Mexico                                                      1.0
-------------------------------------------------------------------
Finland                                                     0.8
-------------------------------------------------------------------
Luxembourg                                                  0.6
-------------------------------------------------------------------
Indonesia                                                   0.5
-------------------------------------------------------------------
South Korea                                                 0.4
-------------------------------------------------------------------
Russia                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.0%
-------------------------------------------------------------------
Apparel & Textile                                           2.6
-------------------------------------------------------------------
Banks                                                       5.0
-------------------------------------------------------------------
Business Services                                           3.1
-------------------------------------------------------------------
Communications                                             13.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.4
-------------------------------------------------------------------
Construction                                                0.9
-------------------------------------------------------------------
Consumer Durables                                           0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.6
-------------------------------------------------------------------
Drugs                                                      13.8
-------------------------------------------------------------------
Education                                                   1.2
-------------------------------------------------------------------
Electrical Equipment                                        1.4
-------------------------------------------------------------------
Electronics                                                 2.7
-------------------------------------------------------------------
Energy & Services                                           1.1
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.6
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               20.5
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Machinery                                                   2.3%
-------------------------------------------------------------------
Media & Entertainment                                       5.1
-------------------------------------------------------------------
Repurchase Agreements                                       4.0
-------------------------------------------------------------------
Retail                                                      9.4
-------------------------------------------------------------------
Software & Services                                        10.0
-------------------------------------------------------------------
Transportation                                              2.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,074.33           $4.01
Hypothetical @          $1,000.00    $1,021.27           $3.91
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,071.77           $5.31
Hypothetical @          $1,000.00    $1,020.01           $5.18
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.77% and 1.02% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                  GROWTH OPPORTUNITIES IA           RUSSELL 3000 GROWTH INDEX
                                                                  -----------------------           -------------------------
12/31/94                                                                  10000.00                           10000.00
                                                                           9900.00                            9943.00
                                                                          10176.00                           10363.00
                                                                          10447.00                           10667.00
                                                                          10431.00                           10893.00
                                                                          10938.00                           11250.00
                                                                          11902.00                           11717.00
                                                                          12647.00                           12247.00
                                                                          12797.00                           12274.00
                                                                          13175.00                           12807.00
                                                                          12787.00                           12750.00
                                                                          13068.00                           13252.00
12/95                                                                     12766.00                           13350.00
                                                                          12957.00                           13740.00
                                                                          13472.00                           14028.00
                                                                          13459.00                           14071.00
                                                                          14077.00                           14514.00
                                                                          14411.00                           15046.00
                                                                          14198.00                           14959.00
                                                                          13043.00                           13984.00
                                                                          13500.00                           14411.00
                                                                          14675.00                           15429.00
                                                                          14762.00                           15445.00
                                                                          15458.00                           16534.00
12/96                                                                     14862.00                           16271.00
                                                                          15509.00                           17341.00
                                                                          14653.00                           17136.00
                                                                          13706.00                           16184.00
                                                                          13879.00                           17148.00
                                                                          15302.00                           18494.00
                                                                          15912.00                           19225.00
                                                                          17429.00                           20857.00
                                                                          16872.00                           19807.00
                                                                          17723.00                           20844.00
                                                                          16972.00                           20023.00
                                                                          16820.00                           20737.00
12/97                                                                     16708.00                           20947.00
                                                                          16488.00                           21486.00
                                                                          17862.00                           23128.00
                                                                          18738.00                           24054.00
                                                                          18833.00                           24370.00
                                                                          18386.00                           23578.00
                                                                          19352.00                           24914.00
                                                                          18410.00                           24579.00
                                                                          15065.00                           20728.00
                                                                          16248.00                           22358.00
                                                                          17028.00                           24106.00
                                                                          17668.00                           25942.00
12/98                                                                     19886.00                           28282.00
                                                                          20504.00                           29914.00
                                                                          18929.00                           28447.00
                                                                          19964.00                           29911.00
                                                                          19988.00                           30129.00
                                                                          19442.00                           29275.00
                                                                          20921.00                           31287.00
                                                                          20890.00                           30294.00
                                                                          21290.00                           30671.00
                                                                          21385.00                           30110.00
                                                                          22964.00                           32279.00
                                                                          25679.00                           34131.00
12/99                                                                     30856.00                           37849.00
                                                                          30453.00                           36176.00
                                                                          39392.00                           38436.00
                                                                          35748.00                           40610.00
                                                                          32718.00                           38521.00
                                                                          30733.00                           36483.00
                                                                          35420.00                           39377.00
                                                                          34324.00                           37615.00
                                                                          39005.00                           41057.00
                                                                          39052.00                           37297.00
                                                                          35679.00                           35444.00
                                                                          28907.00                           30138.00
12/00                                                                     32086.00                           29364.00
                                                                          31554.00                           31417.00
                                                                          27571.00                           26156.00
                                                                          24593.00                           23344.00
                                                                          27054.00                           26289.00
                                                                          26826.00                           25976.00
                                                                          26775.00                           25475.00
                                                                          26166.00                           24731.00
                                                                          24416.00                           22740.00
                                                                          20666.00                           20376.00
                                                                          21727.00                           21501.00
                                                                          23906.00                           23548.00
12/01                                                                     24753.00                           23601.00
                                                                          24517.00                           23156.00
                                                                          23068.00                           22158.00
                                                                          24283.00                           23001.00
                                                                          23116.00                           21219.00
                                                                          22826.00                           20652.00
                                                                          20297.00                           18752.00
                                                                          18320.00                           17593.00
                                                                          17897.00                           17643.00
                                                                          16482.00                           15847.00
                                                                          17656.00                           17259.00
                                                                          19268.00                           18244.00
12/02                                                                     17909.00                           16983.00
                                                                          17690.00                           16567.00
                                                                          17459.00                           16468.00
                                                                          17955.00                           16771.00
                                                                          19574.00                           18032.00
                                                                          21067.00                           19005.00
                                                                          21697.00                           19273.00
                                                                          21913.00                           19821.00
                                                                          22887.00                           20355.00
                                                                          22607.00                           20115.00
                                                                          24584.00                           21290.00
                                                                          25388.00                           21548.00
12/03                                                                     25751.00                           22243.00
                                                                          26552.00                           22751.00
                                                                          26948.00                           22881.00
                                                                          27184.00                           22498.00
                                                                          26386.00                           22168.00
                                                                          27393.00                           22583.00
                                                                          28242.00                           22901.00
                                                                          25911.00                           21543.00
                                                                          25569.00                           21408.00
                                                                          26940.00                           21689.00
                                                                          27391.00                           22043.00
                                                                          28717.00                           22893.00
12/04                                                                     30176.00                           23784.00

    --- GROWTH OPPORTUNITIES FUND    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value           $10,000 starting value
        $30,176 ending value             $23,784 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

                               1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Growth Opportunities IA        17.18%   -0.44%   11.68%
-------------------------------------------------------------
Growth Opportunities IB        16.89%   -0.69%   11.40%
-------------------------------------------------------------
Russell 3000 Growth Index       6.93%   -8.87%    9.05%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President and Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 17.18% for the year ended December 31, 2004. The Fund outperformed both the Lipper Multi Cap Growth VA-UF Average, which returned 10.40% and the Russell 3000 Growth Index, which returned 6.93% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose for a second consecutive year in 2004 thanks to strong performance in the fourth quarter. The S&P 500 closed up 10.87% after rising over 28% in 2003. As measured by the Russell 2000 and S&P 500, smaller stocks continued to outperform larger stocks, marking the sixth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Sector performance within the Russell 3000 Growth was varied for the year as Energy and Utilities each rose more than 40%, while Technology stocks fell slightly.

Stock selection drove the strong relative returns in 2004, led by positions in the Technology, Industrials, and Consumer Discretionary sectors. Wireless device maker Research In Motion Ltd. (communications) and data storage firm Network Appliance, Inc. (communications) contributed to the positive results in Technology. Research In Motion Ltd.'s shares rose sharply, despite concerns over patent litigation, in recognition of continued strong growth in subscribers, better than expected earnings, and the introduction of an appealing new wireless device. Network Appliance, Inc. moved up on expectations of continued favorable trends in network storage demand.

Strength in the Industrial sector, which includes business services companies, was driven by positions in Corporate Executive Board Co. (business services) and Yellow Roadway Corp. (transportation). Corporate strategy research and education firm Corporate Executive Board Co. rose throughout the year on continued growth in revenues and earnings. Similarly, the ability to implement price increases led to higher revenues and operating income for trucker Yellow Roadway Corp. In the Consumer Discretionary sector, satellite radio provider Sirius Satellite Radio, Inc. (communications) rose on the announcement that talk show host Howard Stern will move his show to Sirius Satellite Radio, Inc. network beginning in 2006. Home improvement product maker Techtronic Industries Co. (electrical equipment), manufacturer of the popular Ryobi, Homelite, and Dirt Devil brands, also rose during the year.

These strong returns were somewhat offset by weaker returns in drug developer AstraZeneca PLC, ADR (drugs) and European regional air carrier Ryanair (transportation). AstraZeneca PLC, ADR fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its lung cancer drug Iressa. Ryanair traded down as the impacts of a fare war made their way through the company's financials. Other weak performers included communications chip provider Broadcom Corp., Class A (communications), wireless service provider Dobson Communications Corp. (communications), and software firm Red Hat, Inc. (software & services).

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain focused on picking stocks one at a time based on detailed fundamental research. Towards the end of the year we took advantage of widespread pessimism towards consumer spending and added to the Retailing portion of Consumer Discretionary. We initiated positions in Dollar General Corp. (retail) and Family Dollar Stores, Inc. (retail) two value store concepts. It was largely known by late 2004 that lower end consumer spending had been hurt by rising energy prices. We believed this was largely reflected in the valuation of the sector and used weakness to purchase the two companies we believe best positioned longer term. Except for Technology, where we are not finding as many attractive opportunities, our bias is towards more pro-cyclical sectors in recognition of our expectation for continued economic expansion.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         2.3%
-------------------------------------------------------------------
Banks                                                       4.8
-------------------------------------------------------------------
Business Services                                           9.0
-------------------------------------------------------------------
Communications                                             12.3
-------------------------------------------------------------------
Computers & Office Equipment                                2.4
-------------------------------------------------------------------
Construction                                                1.7
-------------------------------------------------------------------
Consumer Durables                                           1.0
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Education                                                   3.6
-------------------------------------------------------------------
Electrical Equipment                                        1.7
-------------------------------------------------------------------
Electronics                                                 3.9
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Financial Services                                          0.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.3
-------------------------------------------------------------------
Machinery                                                   1.0
-------------------------------------------------------------------
Media & Entertainment                                       1.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.2
-------------------------------------------------------------------
Repurchase Agreements                                       5.1
-------------------------------------------------------------------
Research & Testing Facilities                               1.0
-------------------------------------------------------------------
Retail                                                      9.0
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.5
-------------------------------------------------------------------
Software & Services                                         9.6
-------------------------------------------------------------------
Transportation                                              4.2
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,065.33           $3.27
Hypothetical @          $1,000.00    $1,021.97           $3.20
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,062.68           $4.56
Hypothetical @          $1,000.00    $1,020.71           $4.47
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.63% and 0.88% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- 96.4%
            AEROSPACE & DEFENSE -- 2.0%
     454    European Aeronautic Defense and Space Co. ++ # ...  $   13,180
   2,635    Rolls-Royce Group PLC  # .........................      12,453
  88,663    Rolls-Royce Group PLC, Class B....................         162
                                                                ----------
                                                                    25,795
                                                                ----------
            APPAREL & TEXTILE -- 2.6%
      78    Adidas AG ++ # ...................................      12,679
   3,304    Esprit Holdings Ltd.  # ..........................      19,966
                                                                ----------
                                                                    32,645
                                                                ----------
            BANKS -- 5.0%
   1,081    Banca Intesa S.p.A.  # ...........................       5,192
     740    Banco Bilbao Vizcayz Argentaria S.A. ++ # ........      13,117
     272    Bank of America Corp. ............................      12,795
     956    Bank of Yokohama Ltd. (The)  # ...................       6,024
   1,004    Bayerische Vereinsbank AG ++ # ...................      22,751
      81    Citigroup, Inc. ..................................       3,892
                                                                ----------
                                                                    63,771
                                                                ----------
            BUSINESS SERVICES -- 3.1%
   3,081    Capita Group PLC  # ..............................      21,572
     551    Monster Worldwide, Inc. * ........................      18,546
                                                                ----------
                                                                    40,118
                                                                ----------
            COMMUNICATIONS -- 13.8%
   1,875    Alcatel S.A. ++ # ................................      29,217
   6,290    Carphone Warehouse Group PLC  # ..................      20,700
     626    Nokia Corp., ADR..................................       9,814
     321    PT Telekomunikasi Indonesia ADR ++ ...............       6,745
     276    Research in Motion Ltd. * ........................      22,740
     335    SES Global    #@ .................................       4,322
     281    SES Global  # ....................................       3,622
   6,682    Telefonaktiebolaget LM Ericsson AB, B Shares
               # .............................................      21,046
  10,719    Vodafone Group PLC  # ............................      29,163
     782    XM Satellite Radio Holdings, Inc. *++ ............      29,408
                                                                ----------
                                                                   176,777
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.4%
     484    Apple Computer, Inc. * ...........................      31,176
     598    Dell, Inc. * .....................................      25,217
                                                                ----------
                                                                    56,393
                                                                ----------
            CONSTRUCTION -- 0.9%
     442    Autostrade S.p.A. ++ # ...........................      11,801
                                                                ----------
            CONSUMER DURABLES -- 0.5%
     393    Assa Abloy AB ++ # ...............................       6,698
                                                                ----------
            CONSUMER NON-DURABLES -- 2.6%
     317    Gillette Co. (The)................................      14,191
     530    Tyco International Ltd. ..........................      18,931
                                                                ----------
                                                                    33,122
                                                                ----------
            DRUGS -- 13.8%
     341    Abbott Laboratories...............................      15,898
   2,394    Elan Corp., PLC, ADR *++ .........................      65,234
     620    Forest Laboratories, Inc. * ......................      27,822
     306    Gilead Sciences, Inc. * ..........................      10,700
   1,197    IVAX Corp. * .....................................      18,941
     154    Schering AG  # ...................................      11,506
   1,229    Schering-Plough Corp. ............................      25,668
                                                                ----------
                                                                   175,769
                                                                ----------
            EDUCATION -- 1.2%
     185    Apollo Group, Inc. * .............................      14,956
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ELECTRICAL EQUIPMENT -- 1.4%
     316    Danaher Corp. ++ .................................  $   18,153
                                                                ----------
            ELECTRONICS -- 2.7%
     388    Cisco Systems, Inc. * ............................       7,483
     757    General Electric Co. .............................      27,612
                                                                ----------
                                                                    35,095
                                                                ----------
            ENERGY & SERVICES -- 1.1%
  18,190    CNOOC Ltd.  # ....................................       9,740
     139    OAO Gazprom ADR  ** ..............................       4,945
                                                                ----------
                                                                    14,685
                                                                ----------
            FINANCIAL SERVICES -- 5.1%
     152    Goldman Sachs Group, Inc. ........................      15,824
     352    Man Group PLC  # .................................       9,935
   1,259    Standard Chartered PLC  # ........................      23,361
       3    UFJ Holdings, Inc. ++ # ..........................      16,497
                                                                ----------
                                                                    65,617
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.5%
     141    Imperial Tobacco Group PLC  # ....................       3,858
       1    Japan Tobacco, Inc.  # ...........................      16,137
     326    Koninklijke Numico N.V.  # .......................      11,746
      81    Pernod-Ricard ++ # ...............................      12,419
                                                                ----------
                                                                    44,160
                                                                ----------
            HOTELS & GAMING -- 0.6%
     647    Intercontinental Hotels...........................       8,043
                                                                ----------
            INSURANCE -- 3.0%
     190    Allianz AG ++ # ..................................      25,207
     117    WellPoint, Inc. * ................................      13,421
                                                                ----------
                                                                    38,628
                                                                ----------
            MACHINERY -- 2.3%
     162    Ingersoll Rand Co. ...............................      12,976
     214    Parker-Hannifin Corp. ............................      16,193
                                                                ----------
                                                                    29,169
                                                                ----------
            MEDIA & ENTERTAINMENT -- 5.1%
     376    Decaux (J.C.) S.A. *++ # .........................      10,979
   4,368    EMI Group PLC  # .................................      22,208
     213    Grupo Televisa S.A., ADR..........................      12,868
     594    Vivendi Universal S.A.  # ........................      18,976
                                                                ----------
                                                                    65,031
                                                                ----------
            RETAIL -- 9.4%
     358    Best Buy Co., Inc. ...............................      21,266
     149    eBay, Inc. * .....................................      17,361
     881    Great Universal Stores PLC  # ....................      15,846
     420    Home Depot, Inc. (The)............................      17,947
   1,010    Koninklijke Ahold N.V. * # .......................       7,827
     551    Staples, Inc. ....................................      18,574
     344    Starbucks Corp. * ................................      21,464
                                                                ----------
                                                                   120,285
                                                                ----------
            SOFTWARE & SERVICES -- 10.0%
     178    Amdocs Ltd., ADR * ...............................       4,675
     224    Computer Sciences Corp. * ........................      12,621
     170    Electronic Arts, Inc. * ..........................      10,504
     211    Infosys Technologies Ltd., ADR ++ ................      14,624
     645    Microsoft Corp. ..................................      17,220
     248    Pixar, Inc. *++ ..................................      21,223
     398    Trend Micro, Inc. *++ # ..........................      21,609
     666    Yahoo!, Inc. * ...................................      25,095
                                                                ----------
                                                                   127,571
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 2.3%
     177    Canadian National Railway Co. ++ .................  $   10,822
     174    Carnival PLC  # ..................................      10,602
     537    Kia Motors Corp. * # .............................       5,640
                                                                ----------
                                                                    27,064
                                                                ----------
            Total common stocks
              (cost $1,043,019)...............................  $1,231,346
                                                                ----------
SHORT-TERM SECURITIES -- 24.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 20.5%
 262,164    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  262,164
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.0%
 $ 5,933    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    5,933
   5,933    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,933
  10,235    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................      10,235
   2,534    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................       2,534
  26,847    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      26,847
                                                                ----------
                                                                    51,482
                                                                ----------
            Total short-term securities
              (cost $313,646).................................  $  313,646
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,356,665) O -- 120.9%.............   1,544,992
            OTHER ASSETS, LESS LIABILITIES -- (20.9%).........    (266,940)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,278,052
                                                                ==========

  + See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

 ++ All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $4,322 or 0.3% of net assets.

  ** Securities contain some restriction as to public resale. At December 31, 2004, the market value of these securities amounted to $4,945 or 0.4% of net assets.

  # Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $507,596, which represents 39.7% of the total net assets.

  O At December 31, 2004, the cost of securities for federal income tax purposes is $1,361,513 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $188,628
      Unrealized depreciation........................    (5,149)
                                                       --------
      Net Unrealized appreciation....................  $183,479
                                                       ========

DIVERSIFICATION BY COUNTRY
as of December 31, 2004

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               69.8%
---------------------------------------------------------------
United Kingdom                                         14.3
---------------------------------------------------------------
Germany                                                 5.6
---------------------------------------------------------------
France                                                  5.6
---------------------------------------------------------------
Ireland                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             2.6
---------------------------------------------------------------
Canada                                                  2.6
---------------------------------------------------------------
Hong Kong                                               2.3
---------------------------------------------------------------
Sweden                                                  2.2
---------------------------------------------------------------
Italy                                                   1.3
---------------------------------------------------------------
Spain                                                   1.0
---------------------------------------------------------------
Mexico                                                  1.0
---------------------------------------------------------------
Finland                                                 0.8
---------------------------------------------------------------
Luxembourg                                              0.6
---------------------------------------------------------------
Indonesia                                               0.5
---------------------------------------------------------------
South Korea                                             0.5
---------------------------------------------------------------
Russia                                                  0.4
---------------------------------------------------------------
Other Assets and Liabilities                          (20.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
EURO                                         Buy             $ 331           $  332           1/4/2005                  $(1)
EURO                                         Buy             1,302            1,301           1/3/2005                    1
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- 95.2%
            AEROSPACE & DEFENSE -- 2.3%
     431    European Aeronautic Defense and Space Co. ++#.....  $   12,500
   1,919    Rolls-Royce Group PLC #...........................       9,069
  57,567    Rolls-Royce Group PLC, Class B....................         105
                                                                ----------
                                                                    21,674
                                                                ----------
            BANKS -- 4.8%
     316    Citigroup, Inc. ..................................      15,206
     269    Countrywide Financial Corp. ......................       9,956
     184    Northern Trust Corp. .............................       8,948
     246    State Street Corp. ...............................      12,098
                                                                ----------
                                                                    46,208
                                                                ----------
            BUSINESS SERVICES -- 9.0%
     449    Accenture Ltd. *..................................      12,115
     161    Adecco S.A. #.....................................       8,106
     813    Cendant Corp. ....................................      19,015
     127    Corporate Executive Board Co. ....................       8,521
     362    Manpower, Inc. ...................................      17,499
     439    Monster Worldwide, Inc. *.........................      14,768
       4    Per-Se Technologies, Inc. *.......................          63
     360    Sotheby's Holdings*...............................       6,536
                                                                ----------
                                                                    86,623
                                                                ----------
            COMMUNICATIONS -- 12.3%
     815    American Tower Corp., Class A *++.................      14,994
     210    Comverse Technology, Inc. *.......................       5,142
     586    Crown Castle International Corp. *................       9,746
     267    France Telecom S.A., ADR ++.......................       8,846
     117    L-3 Communications Holdings, Inc. ++..............       8,598
     231    NTL, Inc. *.......................................      16,854
     460    Network Appliance, Inc. *.........................      15,268
     648    Nokia Corp., ADR..................................      10,156
     347    Openwave Systems, Inc. *++........................       5,360
     289    Scientific-Atlanta, Inc. .........................       9,533
     497    Sirius Satellite Radio, Inc. *++..................       3,801
     259    XM Satellite Radio Holdings, Inc. *++.............       9,736
                                                                ----------
                                                                   118,034
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
     260    Dell, Inc. * .....................................      10,973
     417    NetGear, Inc. *++.................................       7,580
     228    Tempur-Pedic International, Inc. * ...............       4,831
                                                                ----------
                                                                    23,384
                                                                ----------
            CONSTRUCTION -- 1.7%
   1,976    Rinker Group Ltd. #...............................      16,507
                                                                ----------
            CONSUMER DURABLES -- 1.0%
     273    Cemex S.A. de C.V., ADR...........................       9,939
                                                                ----------
            CONSUMER NON-DURABLES -- 1.2%
     273    Medco Health Solutions, Inc. * ...................      11,365
                                                                ----------
            DRUGS -- 13.5%
     269    Alkermes, Inc. * .................................       3,794
     423    AstraZeneca PLC, ADR..............................      15,408
     171    AtheroGenics, Inc. *++............................       4,017
     261    Auxilium Pharmaceuticals, Inc. *++................       2,283
     196    Barr Pharmaceuticals, Inc. * .....................       8,944
     198    Cephalon, Inc. *++................................      10,095
     489    Elan Corp., PLC, ADR *++..........................      13,325
     359    Forest Laboratories, Inc. *.......................      16,109
     316    Gilead Sciences, Inc. *...........................      11,060
     176    Medicines Co. (The) *.............................       5,063
     405    Millennium Pharmaceuticals, Inc. *................       4,909

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            DRUGS -- (CONTINUED)
     191    NPS Pharmaceuticals, Inc. *++.....................  $    3,495
      65    OSI Pharmaceuticals, Inc. *.......................       4,865
     801    Schering-Plough Corp. ............................      16,725
     716    Shionogi & Co., Ltd. #............................       9,923
                                                                ----------
                                                                   130,015
                                                                ----------
            EDUCATION -- 3.6%
     188    Apollo Group, Inc. *..............................      15,198
     593    Education Management Corp. *......................      19,572
                                                                ----------
                                                                    34,770
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.7%
   7,669    Techtronic Industries Co. #.......................      16,714
                                                                ----------
            ELECTRONICS -- 3.9%
     979    Cisco Systems, Inc. *.............................      18,887
     290    FuelCell Energy, Inc. *++.........................       2,868
     379    General Electric Co. .............................      13,815
      47    Sigmatel, Inc. *..................................       1,656
                                                                ----------
                                                                    37,226
                                                                ----------
            ENERGY & SERVICES -- 2.9%
     194    Arch Coal, Inc. ..................................       6,909
     721    Chesapeake Energy Corp. ..........................      11,901
     182    Petro-Canada......................................       9,265
                                                                ----------
                                                                    28,075
                                                                ----------
            MACHINERY -- 1.0%
     231    Bucyrus International, Inc. ......................       9,396
                                                                ----------
            MEDIA & ENTERTAINMENT -- 1.6%
     116    DreamWorks Animation SKG, Inc. *++................       4,362
     293    Life Time Fitness, Inc. * ........................       7,578
     223    Publishing & Broadcasting Ltd. #..................       3,072
                                                                ----------
                                                                    15,012
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.0%
     271    Given Imaging Ltd. *..............................       9,743
     377    Medtronic, Inc. ..................................      18,731
     455    Symmetry Medical, Inc. *..........................       9,584
                                                                ----------
                                                                    38,058
                                                                ----------
            METALS, MINERALS & MINING -- 2.2%
     170    Precision Castparts Corp. ........................      11,161
      86    Rio Tinto PLC, ADR................................      10,192
                                                                ----------
                                                                    21,353
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 1.0%
     215    Amylin Pharmaceuticals, Inc. *....................       5,029
     147    ICOS Corp. *......................................       4,154
                                                                ----------
                                                                     9,183
                                                                ----------
            RETAIL -- 9.0%
     186    Best Buy Co., Inc. ...............................      11,052
     219    Chico's FAS, Inc. *...............................       9,985
     229    Dollar General Corp. .............................       4,758
     320    Family Dollar Stores, Inc. .......................      10,003
     421    Hot Topic, Inc. * ................................       7,230
     192    Kohl's Corp. * ...................................       9,441
     528    Michaels Stores, Inc. ............................      15,827
     153    Red Robin Gourmet Burgers * ......................       8,165
     303    Tiffany & Co. ....................................       9,690
                                                                ----------
                                                                    86,151
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.5%
     333    Jarden Corp. * ...................................      14,459
                                                                ----------
            SOFTWARE & SERVICES -- 9.6%
     418    Amdocs Ltd., ADR * ...............................      10,973
     243    Electronic Arts, Inc. * ..........................      14,988

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
     314    First Data Corp. .................................  $   13,345
     110    NAVTEQ Corp. * ...................................       5,090
     567    Salesforce.com, Inc. *++ .........................       9,603
     489    Take-Two Interactive Software, Inc. *++ ..........      16,998
     305    Verint Systems, Inc. * ...........................      11,081
     269    Yahoo!, Inc. * ...................................      10,121
                                                                ----------
                                                                    92,199
                                                                ----------
            TRANSPORTATION -- 4.2%
     494    Gol-Linhas Aereas Inteligentes S.A., ADR * .......      15,758
     816    Sirva, Inc. * ....................................      15,687
     164    Yellow Roadway Corp. * ...........................       9,148
                                                                ----------
                                                                    40,593
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.8%
     123    Federal Home Loan Mortgage Corp. .................       9,043
                                                                ----------
            Total common stocks
              (cost $762,267).................................  $  915,981
                                                                ----------
WARRANTS -- 0.4%
            FINANCIAL SERVICES -- 0.4%
124.....    Tata Consultancy Services Ltd. @# ................  $    3,820
                                                                ----------
            Total warrants
              (cost $2,293)...................................  $    3,820
                                                                ----------
SHORT-TERM SECURITIES -- 14.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.3%
  89,477    Boston Global Investment Trust....................  $   89,477
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 5.1%
 $ 5,639    ABN Amro Joint TriParty Repurchase Agreement (See
              Note 2(d)),
              2.20% due 01/03/05..............................  $    5,639
   5,639    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.17% due 01/03/05..............................       5,639
   9,726    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement (See Note 2(d)),
              2.28% due 01/03/05..............................       9,726

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE +
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 2,408    UBS Securities Joint Repurchase Agreement (See
              Note 2(d)),
              1.60% due 01/03/05..............................  $    2,408
  25,515    UBS Securities Joint TriParty Repurchase Agreement
              (See Note 2(d)),
              2.28% due 01/03/05..............................      25,515
                                                                ----------
                                                                    48,927
                                                                ----------
            Total short-term securities
              (cost $138,404).................................  $  138,404
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $902,964) O -- 110.0%...........................   1,058,205
            OTHER ASSETS, LESS LIABILITIES -- (10.0%).........     (96,635)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  961,570
                                                                ==========

Note: Market value of investments in foreign securities represents 19.0% of total net assets as of December 31, 2004.

  + See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

 ++ All or a portion of this security was on loan as of December 31, 2004 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $3,820 or 0.4% of net assets.

  # Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of December 31, 2004, was $79,711, which represents 8.3% of the total net assets.

  O At December 31, 2004, the cost of securities for federal income tax purposes is $903,535 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $164,371
      Unrealized depreciation........................    (9,701)
                                                       --------
      Net Unrealized appreciation....................  $154,670
                                                       ========

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 2004

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT                                APPRECIATION
DESCRIPTION                              TRANSACTION         VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                              -----------         ------         --------         -------------         --------------
Australian Dollar                        Sell...             $  11           $   11             1/6/2005                $--
Australian Dollar                        Sell...                 8                8             1/4/2005                 --
Australian Dollar                        Sell...                 8                8             1/5/2005                 --
British Pound                            Sell...             1,078            1,076             1/4/2005                 (2)
British Pound                            Sell...               728              730             1/5/2005                  2
Hong Kong Dollar                         Sell...               125              125             1/4/2005                 --
Hong Kong Dollar                         Sell...               124              124             1/3/2005                 --
Hong Kong Dollar                         Sell...                50               50             1/4/2005                 --
Swiss Franc                              Sell...               436              436             1/3/2005                 --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
COMMERCIAL PAPER -- 51.0%
 $28,000    Alliance & Leicester
              2.075% due 02/14/05.............................  $   27,929
  30,000    American General Finance Corp.
              2.44% due 04/04/05  @ ..........................      29,811
  13,000    American General Finance Corp.
              2.849% due 03/24/05  @ .........................      13,009
  21,500    Amsterdam Funding Corp.
              2.21% due 01/26/05..............................      21,467
  50,000    Bradford & Bingley PLC
              2.025% due 01/07/05  @ .........................      50,000
   8,500    Britnnia Building Society
              2.40% due 03/07/05..............................       8,463
  14,500    Britnnia Building Society
              2.40% due 03/08/05..............................      14,436
  21,500    Britnnia Building Society
              2.50% due 03/24/05..............................      21,378
  21,500    Cafco LLC
              2.23% due 01/21/05..............................      21,473
  43,000    Greenwich Capital
              2.13% due 02/03/05..............................      42,916
  21,500    HBOS Treasury Services PLC
              1.00% due 03/07/05..............................      21,408
  21,500    HBOS Treasury Services PLC
              2.45% due 03/21/05..............................      21,384
  43,000    Household Finance
              2.22% due 02/02/05..............................      42,915
  34,000    KFW International
              2.48% due 05/04/05  @ ..........................      33,712
  42,700    Morgan Stanley Group
              2.35% due 01/24/05..............................      42,708
  43,000    Nordea North America, Inc.
              2.255% due 02/17/05.............................      42,873
  19,382    Old Line Funding Corp.
              2.35% due 01/13/05..............................      19,367
  42,800    Providence of Quebec
              1.35% due 01/11/05..............................      42,784
  43,000    Sheffield Receivables
              2.367% due 01/25/05  @ .........................      43,000
  21,500    Spintab
              2.21% due 01/12/05..............................      21,485
  21,500    Spintab
              2.39% due 03/09/05..............................      21,404
  21,500    Stadshypotek Delaware
              2.30% due 02/04/05..............................      21,453
  10,000    State Street Corp.
              2.18% due 01/03/05..............................       9,999
  21,000    Triple A One Funding
              2.34% due 01/26/05..............................      20,966
  48,641    UBS Finance
              2.23% due 01/03/05..............................      48,635
  34,000    Westpac Capital Corp.
              2.36% due 03/22/05..............................      33,822
   9,000    Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,943
  20,585    Yorktown Capital LLC
              2.34% due 01/28/05..............................      20,549
  21,500    Yorktown Capital LLC
              2.35% due 01/18/05..............................      21,476
                                                                ----------
                                                                   789,765
                                                                ----------
            Total commercial paper
              (cost $789,765).................................  $  789,765
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE NOTES -- 49.3%
 $43,000    Bank of America Corp.
              2.631% due 08/26/05.............................  $   43,084
  42,800    Bear Stearns Co., Inc.
              2.66% due 06/20/05..............................      42,837
  43,000    Caterpillar, Inc.
              2.55% due 06/01/05..............................      43,031
  43,000    Citigroup Global Markets
              2.16% due 07/25/05..............................      43,026
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  43,000    General Electric Co.
              2.15% due 10/24/05..............................      43,031
  43,000    Goldman Sachs Group, Inc.
              2.10% due 07/29/05  @ ..........................      43,000
  43,000    Honda Motor Corp.
              2.14% due 08/04/05..............................      43,000
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,518
  21,120    Lehman Brothers Holdings, Inc.
              2.38% due 05/16/05..............................      21,120
  20,600    Merrill Lynch & Co., Inc.
              2.21% due 07/11/05..............................      20,619
  21,600    Merrill Lynch & Co., Inc.
              2.82% due 09/21/05..............................      21,652
  42,700    Morgan (J.P.) Chase & Co.
              2.61% due 02/24/05..............................      42,720
  43,000    Nationwide Building Society
              2.14% due 07/22/05  @ ..........................      43,017
  42,000    Northern Rock PLC
              2.023% due 01/13/05  @ .........................      42,000
  43,000    SLM Corp.
              2.57% due 08/15/05..............................      43,031
  33,000    Toyota Motor Credit Corp.
              2.451% due 06/22/05.............................      32,997
  42,500    U.S. Bank N.A.
              2.33% due 03/30/05..............................      42,496
  34,000    Washington Mutual, Inc.
              2.47% due 03/15/05..............................      33,999
  43,000    Wells Fargo & Co.
              2.491% due 06/17/05.............................      43,006
                                                                ----------
                                                                   762,284
                                                                ----------
            Total corporate notes
              (cost $762,284).................................  $  762,284
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,552,049) -- 100.3%...............   1,552,049
            OTHER ASSETS, LESS LIABILITIES -- (0.3%)..........      (4,716)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,547,333
                                                                ==========

Note: Market value of investments in foreign securities represents 5.5% of total net assets as of December 31, 2004.

  + See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $297,549 or 19.2% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD            HARTFORD           HARTFORD
                                                              GLOBAL LEADERS   GROWTH OPPORTUNITIES   MONEY MARKET
                                                                 HLS FUND            HLS FUND           HLS FUND
                                                              --------------   --------------------   ------------
ASSETS:
  Investments in securities, at value@......................    $1,544,992          $1,058,205         $1,552,049
  Cash......................................................             1                  --                  1
  Foreign currency on deposit with custodian#...............           367                  --                 --
  Receivables:
    Investment securities sold..............................             1               4,662                 --
    Fund shares sold........................................           436                 516              2,627
    Dividends and interest..................................           782                 246              3,190
    Commission recapture....................................            47                  36                 --
  Other assets..............................................            34                  27                  1
                                                                ----------          ----------         ----------
Total assets................................................     1,546,660           1,063,692          1,557,868
                                                                ----------          ----------         ----------
LIABILITIES:
  Payable upon return of securities loaned..................       262,164              89,477                 --
  Payables:
    Investment securities purchased.........................         1,813              12,370                 --
    Fund shares redeemed....................................         4,478                 242              8,289
  Accrued expenses..........................................           153                  33                 47
  Other liabilities.........................................            --                  --                 --
                                                                ----------          ----------         ----------
Total liabilities...........................................       268,608             102,122             10,535
                                                                ----------          ----------         ----------
Net assets..................................................    $1,278,052          $  961,570         $1,547,333
                                                                ==========          ==========         ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,160,294          $  837,802         $1,547,333
Accumulated undistributed net investment income (loss)......         3,256                 (35)                --
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................       (73,879)            (31,434)                --
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................       188,381             155,237                 --
                                                                ----------          ----------         ----------
Net assets..................................................    $1,278,052          $  961,570         $1,547,333
                                                                ==========          ==========         ==========
Par value...................................................    $    0.001          $    0.001         $    0.001
                                                                ----------          ----------         ----------
Total shares outstanding....................................        69,491              34,834          1,547,333
                                                                ----------          ----------         ----------
Total shares authorized.....................................     3,400,000             700,000          7,000,000
                                                                ----------          ----------         ----------
CLASS IA: Net asset value per share.........................    $    18.41          $    27.63         $     1.00
                                                                ----------          ----------         ----------
          Shares outstanding................................        54,577              30,720          1,294,525
                                                                ----------          ----------         ----------
          Shares authorized.................................     3,200,000             500,000          6,000,000
                                                                ----------          ----------         ----------
          Net assets........................................    $1,004,850          $  848,674         $1,294,525
                                                                ----------          ----------         ----------
CLASS IB: Net asset value per share.........................    $    18.32          $    27.44         $     1.00
                                                                ----------          ----------         ----------
          Shares outstanding................................        14,914               4,114            252,808
                                                                ----------          ----------         ----------
          Shares authorized.................................       200,000             200,000          1,000,000
                                                                ----------          ----------         ----------
          Net assets........................................    $  273,202          $  112,896         $  252,808
                                                                ----------          ----------         ----------
@ Cost of securities........................................    $1,356,665          $  902,964         $1,552,049
                                                                ----------          ----------         ----------
@ Market value of securities on loan........................    $  252,278          $   87,572         $       --
                                                                ----------          ----------         ----------
 # Cost of foreign currency on deposit with custodian.......    $      342          $       --         $       --
                                                                ----------          ----------         ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD      HARTFORD GROWTH     HARTFORD
                                                              GLOBAL LEADERS    OPPORTUNITIES    MONEY MARKET
                                                                 HLS FUND         HLS FUND         HLS FUND
                                                              --------------   ---------------   ------------
INVESTMENT INCOME:
  Dividends.................................................     $ 15,699         $  3,471         $    --
  Interest..................................................          512              401          24,958
  Securities lending........................................          538              279              --
  Other.....................................................           72            2,515              13
  Less: Foreign tax withheld................................       (1,080)             (15)             --
                                                                 --------         --------         -------
    Total investment income (loss)..........................       15,741            6,651          24,971
                                                                 --------         --------         -------
EXPENSES:
  Investment advisory fees..................................        5,287            5,112           4,409
  Administrative services fees..............................        2,081               --           3,527
  Accounting services.......................................          208               --             353
  Board of Directors fees...................................           11                9              20
  Custodian fees, gross.....................................          328               34              14
  Distribution fees -- Class IB.............................          481              203             685
  Other expenses............................................          159              139             215
                                                                 --------         --------         -------
    Total expenses (before offsets).........................        8,555            5,497           9,223
  Less: Expenses paid indirectly............................         (977)            (526)             (7)
                                                                 --------         --------         -------
    Total expenses net......................................        7,578            4,971           9,216
                                                                 --------         --------         -------
  Net investment income (loss)..............................        8,163            1,680          15,755
                                                                 --------         --------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................      111,488          106,197              --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (197)            (125)             --
  Net realized gain (loss) on foreign currency
    transactions............................................          358              169              --
  Net unrealized appreciation (depreciation) on
    securities..............................................       68,500           27,685              --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................           (3)               5              --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...           33              (11)             --
                                                                 --------         --------         -------
  Net realized and unrealized gain (loss) on investments....      180,179          133,920              --
                                                                 --------         --------         -------
  Net increase (decrease) in net assets resulting from
    operations..............................................     $188,342         $135,600         $15,755
                                                                 ========         ========         =======

The accompanying notes are an integral part of this financial statement.

                      (This page intentionally left blank)

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    HARTFORD GLOBAL LEADERS HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $    8,163                 $   3,491
  Net realized gain (loss) on investments...................         111,649                   116,169
  Net unrealized appreciation (depreciation) on
    investments.............................................          68,530                    98,262
                                                                  ----------                 ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................         188,342                   217,922
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (4,835)                   (2,799)
    Class IB................................................            (891)                     (323)
                                                                  ----------                 ---------
    Total distributions.....................................          (5,726)                   (3,122)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         262,835                   690,769
    Issued in merger........................................              --                    11,029
    Issued on reinvestment of distributions.................           4,835                     2,799
    Redeemed................................................        (138,832)                 (708,878)
                                                                  ----------                 ---------
  Total cost of shares......................................         128,838                    (4,281)
  Class IB
    Sold....................................................         127,774                    54,489
    Issued on reinvestment of distributions.................             891                       323
    Redeemed................................................         (19,431)                   (8,289)
                                                                  ----------                 ---------
  Total cost of shares......................................         109,234                    46,523
                                                                  ----------                 ---------
  Net increase (decrease) from capital share transactions...         238,072                    42,242
                                                                  ----------                 ---------
  Net increase (decrease) in net assets.....................         420,688                   257,042
NET ASSETS:
  Beginning of period.......................................         857,364                   600,322
                                                                  ----------                 ---------
  End of period.............................................      $1,278,052                 $ 857,364
                                                                  ==========                 =========
  Accumulated undistributed net investment income (loss)....      $    3,256                 $   1,723
                                                                  ==========                 =========
SHARES:
  Class IA
    Sold....................................................          15,751                    54,563
    Issued in merger........................................              --                       953
    Issued on reinvestment of distributions.................             271                       192
    Redeemed................................................          (8,335)                  (56,200)
                                                                  ----------                 ---------
  Total shares..............................................           7,687                      (492)
                                                                  ----------                 ---------
  Class IB
    Sold....................................................           7,696                     4,176
    Issued on reinvestment of distributions.................              50                        18
    Redeemed................................................          (1,194)                     (664)
                                                                  ----------                 ---------
  Total shares..............................................           6,552                     3,530
                                                                  ----------                 ---------

--------------------------------------------------------------------------------

     HARTFORD GROWTH OPPORTUNITIES HLS FUND        HARTFORD MONEY MARKET HLS FUND
     ---------------------------------------   ---------------------------------------
     FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
     DECEMBER 31, 2004    DECEMBER 31, 2003    DECEMBER 31, 2004    DECEMBER 31, 2003
     ------------------   ------------------   ------------------   ------------------
         $   1,680            $    (339)          $    15,755          $    15,989
           106,241               84,859                    --                   --
            27,679              131,440                    --                   --
         ---------            ---------           -----------          -----------
           135,600              215,960                15,755               15,989
                --                   --               (13,838)             (14,648)
                --                   --                (1,917)              (1,341)
         ---------            ---------           -----------          -----------
                --                   --               (15,755)             (15,989)
           421,995              166,767             4,564,702            5,510,526
                --                   --                    --                   --
                --                   --                13,838               14,649
          (391,985)            (154,328)           (4,893,454)          (6,235,192)
         ---------            ---------           -----------          -----------
            30,010               12,439              (314,914)            (710,017)
            54,517               46,768               323,333              289,678
                --                   --                 1,917                1,341
           (15,143)              (1,913)             (313,372)            (312,003)
         ---------            ---------           -----------          -----------
            39,374               44,855                11,878              (20,984)
         ---------            ---------           -----------          -----------
            69,384               57,294              (303,036)            (731,001)
         ---------            ---------           -----------          -----------
           204,984              273,254              (303,036)            (731,001)
           756,586              483,332             1,850,369            2,581,370
         ---------            ---------           -----------          -----------
         $ 961,570            $ 756,586           $ 1,547,333          $ 1,850,369
         =========            =========           ===========          ===========
         $     (35)           $     (12)          $        --          $        --
         =========            =========           ===========          ===========
            16,878                7,982             4,564,702            5,510,526
                --                   --                    --                   --
                --                   --                13,838               14,649
           (15,719)              (7,578)           (4,893,454)          (6,235,192)
         ---------            ---------           -----------          -----------
             1,159                  404              (314,914)            (710,017)
         ---------            ---------           -----------          -----------
             2,196                2,313               323,333              289,678
                --                   --                 1,917                1,341
              (624)                 (94)             (313,372)            (312,003)
         ---------            ---------           -----------          -----------
             1,572                2,219                11,878              (20,984)
         ---------            ---------           -----------          -----------

      The accompanying notes are an integral part of these financial statements.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Mutual Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate account contracts of Fortis Benefits Insurance Company. The Funds are stated below.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, two are included in these financial statements; they are Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund) and Hartford Series Fund II, Inc. (comprised of ten portfolios, one is included in these financial statements; it is Hartford Growth Opportunities HLS Fund). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class of a Fund based on the ratio of prior day's net assets.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in Hartford Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost.

        The Funds generally use market prices in valuing portfolio securities, but may use fair value estimates under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Funds are supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active marker exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

        Other income on Statement of Operations reflects proceeds from securities litigation settlements and consent fees.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,735,428) dated 12/31/04 with ABN Amro, Deutsche Bank, J.P. Morgan and UBS Securities due 01/03/05. These joint repurchase agreements are collateralized as follows:

                                                                COLLATERAL
        BROKER                          RATE    PRINCIPAL         VALUE             SECURITY TYPE         COUPON RATE
        ------                          ----    ----------   ----------------   ----------------------   --------------
        ABN Amro                        2.20%   $  200,000      $  204,001      U.S. Treasury Notes      2.375% - 6.00%
                                                                                Federal Home Loan
                                                                                Discount Notes                    0.00%
        Deutsche Bank                   2.17%      200,000         200,400      Government National
                                                                                Mortgage Association      5.00% - 5.50%
        J.P. Morgan                     2.28%      345,000         351,905      Federal National
                                                                                Mortgage Association      4.00% - 8.50%
        UBS Securities                  2.28%      905,000         923,104      Federal Home Loan
                                                                                Mortgage Corp.            4.00% - 9.25%
                                                                                Federal National
                                                                                Mortgage Association      3.50% - 13.0%
        UBS Securities                  1.60%       85,428          87,468      Treasury Inflation
                                                                                Protected Securities              2.00%
                                                ----------      ----------
                                                $1,735,428      $1,766,878
                                                ==========      ==========


        BROKER                            MATURITY
        ------                          -------------
        ABN Amro                            2006-2009
                                                 2005
        Deutsche Bank
                                                 2034
        J.P. Morgan
                                            2008-2034
        UBS Securities
                                            2005-2035
                                            2005-2034
        UBS Securities
                                                 2014

       The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Global Leaders HLS Fund............................  $51,491
        Hartford Growth Opportunities HLS Fund......................   48,937

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involves elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk loss from a change in value of such options, which may exceed the related premiums received. The Funds had no written option activity for the year ended December 31, 2004.

    g) Forward Foreign Currency Contracts -- For the year ended December 31, 2004, Hartford Global Leaders HLS Fund and Hartford Growth Opportunities HLS Fund had entered into forward foreign currency contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contracts is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds, except for the Hartford Money Market HLS Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds except the Hartford Money Market HLS Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

--------------------------------------------------------------------------------

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. The Funds held no illiquid securities as of December 31, 2004.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the Fund maintains in a segregated account with its custodian, assets sufficient to meet the purchase price. The Funds had no outstanding when-issued or delayed delivery securities as of December 31, 2004.

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a portion of which is used to compensate Wellington of Hartford Investment Management:

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                        HARTFORD GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

                     HARTFORD GROWTH OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
Over $100 million..................................................     0.600

        Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to Hartford Global Leaders HLS Fund and Hartford Growth Opportunities HLS Fund.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford Money Market HLS Fund.

        Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and each of the following Funds, Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each fund based on specific identification.

    e) Expense Offset -- The Funds have entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $1,490 and $21, respectively. The total expense reduction represented an effective annual rate of 0.00% of the Funds' average net assets. These amounts are included on the fees paid indirectly line of the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                        RATIO OF EXPENSES TO
                                                                         AVERAGE NET ASSETS
                                                                         AFTER WAIVERS AND
                                                                              OFFSETS
                                                                       ----------------------
        FUND                                                           CLASS IA      CLASS IB
        ----                                                           --------      --------
        Hartford Global Leaders HLS Fund............................     0.68%         0.93%
        Hartford Growth Opportunities HLS Fund......................     0.57          0.82
        Hartford Money Market HLS Fund..............................     0.48          0.73

    f) Distribution Plan for Class IB shares - Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Security Distribution, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that each Fund pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                       COST OF PURCHASES   SALES PROCEEDS        COST OF
                                                           EXCLUDING          EXCLUDING       PURCHASES FOR    SALES PROCEEDS FOR
                                                        U.S. GOVERNMENT    U.S. GOVERNMENT   U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS        OBLIGATIONS       OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------   ---------------   ---------------   ------------------
        Hartford Global Leaders HLS Fund.............     $ 2,791,968        $ 2,570,703       $       --          $       --
        Hartford Growth Opportunities HLS Fund.......       1,166,495          1,118,125               --                  --

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund's distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or

--------------------------------------------------------------------------------

    from capital depending on the type of book and tax differences that exist. As of December 31, 2003, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED      ACCUMULATED
                                                                       ACCUMULATED      NET REALIZED     NET REALIZED
                                                                      NET INVESTMENT   GAIN (LOSS) ON   GAIN (LOSS) ON
        FUND                                                          INCOME (LOSS)     INVESTMENTS      INVESTMENTS
        ----                                                          --------------   --------------   --------------
        Hartford Global Leaders HLS Fund............................     $  (904)          $  904          $    --
        Hartford Growth Opportunities HLS Fund......................      (1,703)           2,961           (1,258)

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2003, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                        YEAR OF
        FUND                                                             AMOUNT       EXPIRATION
        ----                                                          ------------   -------------
        Hartford Global Leaders HLS Fund............................    $ 1,044           2009
        Hartford Global Leaders HLS Fund............................     67,986           2010
        Hartford Growth Opportunities HLS Fund......................     30,862           2010

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Global Leaders HLS Fund carryforwards may apply.

    For the fiscal year ended December 31, 2004, the following Fund has elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                       CAPITAL LOSS   CURRENCY LOSS
        FUND                                                             DEFERRED       DEFERRED
        ----                                                           ------------   -------------
        Hartford Growth Opportunities HLS Fund......................        $--            $35

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

7.  DISTRIBUTIONS TO SHAREHOLDERS:

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Global Leaders HLS Fund............................  $ 5,726        $ --          $ --
        Hartford Money Market HLS Fund..............................   15,755          --            --

    The tax character of distributions paid during 2003 was as follows:

                                                                      ORDINARY    LONG-TERM       RETURN
        FUND                                                           INCOME    CAPITAL GAIN   OF CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Global Leaders HLS Fund............................  $ 3,122        $ --          $ --
        Hartford Money Market HLS Fund..............................   15,989          --            --

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY          LONG-TERM        APPRECIATION
        FUND                                                             INCOME         CAPITAL GAIN      (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Global Leaders HLS Fund............................     $3,256              $--             $183,531
        Hartford Growth Opportunities HLS Fund......................         --              --               154,666

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferred of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended December 31, 2004, the Funds did not have any borrowings under this facility.

9.  FUND MERGERS:

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. IN 2003: At a special meeting of shareholders, held on January 15, 2003, shareholders of Hartford Global Equity HLS Fund ("Target Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford Series Fund, Inc. (the "Plan").

    Hartford Global Equity HLS Fund merged into Hartford Global Leaders HLS
    Fund.

    Under the terms of the Plan, and pursuant to the approval by shareholders of the Target Fund, the assets of the Target Fund were acquired by the corresponding Acquiring Fund on January 24, 2003. The Acquiring Fund acquired the Target Fund's assets in exchange for the Acquiring Fund's shares, which were distributed pro rata by the Target Fund to the holders of its shares on January 24, 2003, in complete liquidation of the Target Fund.

    The mergers were accomplished by tax free exchanges as detailed below:

    HARTFORD GLOBAL LEADERS HLS FUND                              CLASS IA    CLASS IB
    --------------------------------                              --------    --------
    Net assets of Hartford Global Equity HLS Fund on January 24,  $ 11,029    $    --
    2003........................................................
    Hartford Global Equity HLS Fund shares exchanged............     1,498         --
    Hartford Global Leaders HLS Fund shares issued..............       953         --
    Net assets of Hartford Global Leaders HLS Fund immediately    $574,006    $57,372
      before the merger.........................................
    Net assets of Hartford Global Leaders HLS Fund immediately    $585,038    $57,372
      after the merger..........................................

    The Hartford Global Equity HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of January 24, 2003:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford Global Equity HLS Fund.............................     $(1,040)        $(2,480)     $14,549

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                               ----------------------------------------------------------------------------------------------

                                                         NET REALIZED                              DIVIDENDS    DISTRIBUTIONS
                               NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS      FROM NET
                               VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET       REALIZED
                               BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT     GAINS ON
                               OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME      INVESTMENTS
                               ---------   ----------   --------------   ----------   ----------   ----------   -------------
HARTFORD GLOBAL LEADERS HLS FUND
 For the Year Ended December 31, 2004
 Class IA.....................  $15.53       $ 0.12        $  2.85        $  2.97       $(0.09)       $ --         $    --
 Class IB.....................   15.47         0.10           2.82           2.92        (0.07)         --              --
 For the Year Ended December 31, 2003
 Class IA.....................   11.50         0.07           4.02           4.09        (0.06)         --              --
 Class IB.....................   11.47         0.04           4.00           4.04        (0.04)         --              --
 For the Year Ended December 31, 2002
 Class IA.....................   14.43(5)      0.13(5)       (2.95)(5)      (2.82)(5)    (0.11)(5)      --(5)           --(5)
 Class IB.....................   14.40(5)      0.12(5)       (2.96)(5)      (2.84)(5)    (0.09)(5)      --(5)           --(5)
 For the Year Ended December 31, 2001
 Class IA.....................   17.59(5)      0.11(5)       (3.02)(5)      (2.91)(5)    (0.08)(5)      --(5)        (0.17)(5)
 Class IB.....................   17.57(5)      0.08(5)       (3.02)(5)      (2.94)(5)    (0.06)(5)      --(5)        (0.17)(5)
 For the Year Ended December 31, 2000
 Class IA.....................   19.13(5)      0.08(5)       (1.42)(5)      (1.34)(5)    (0.09)(5)      --(5)        (0.11)(5)
 Class IB.....................   19.12(5)     (0.06)(5)      (1.30)(5)      (1.36)(5)    (0.08)(5)      --(5)        (0.11)(5)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Year Ended December 31, 2004
 Class IA.....................   23.57         0.05           4.01           4.06           --          --              --
 Class IB.....................   23.48         0.03           3.93           3.96           --          --              --
 For the Year Ended December 31, 2003
 Class IA.....................   16.40         0.01           7.18           7.17           --          --              --
 Class IB.....................   16.37         0.01           7.12           7.11           --          --              --
 For the Year Ended December 31, 2002
 Class IA.....................   22.66        (0.03)         (6.23)         (6.26)          --          --              --
 From inception April, 30 2002 through December 31, 2002
 Class IB.....................   21.16        (0.01)         (4.78)         (4.79)          --          --              --
 For the Year Ended December 31, 2001
 Class IA.....................   40.66           --          (9.21)         (9.21)          --          --           (8.79)
 For the Year Ended December 31, 2000
 Class IA.....................   45.14        (0.03)          2.99           2.96           --          --           (7.44)
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA.....................    1.00           --             --             --           --          --              --
 Class IB.....................    1.00           --             --             --           --          --              --
 For the Year Ended December 31, 2003
 Class IA.....................    1.00         0.01             --           0.01        (0.01)         --              --
 Class IB.....................    1.00           --             --             --           --          --              --
 For the Year Ended December 31, 2002
 Class IA.....................    1.00         0.01             --           0.01        (0.01)         --              --
 Class IB.....................    1.00         0.01             --           0.01        (0.01)         --              --
 For the Year Ended December 31, 2001
 Class IA.....................    1.00         0.04             --           0.04        (0.04)         --              --
 Class IB.....................    1.00         0.04             --           0.04        (0.04)         --              --
 For the Year Ended December 31, 2000
 Class IA.....................    1.00         0.06             --           0.06        (0.06)         --              --
 Class IB.....................    1.00         0.06             --           0.06        (0.06)         --              --

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------------------
                                                                                                      RATIO OF     RATIO OF
                                                NET INCREASE                                          EXPENSES     EXPENSES
                                                 (DECREASE)    NET ASSET                             TO AVERAGE   TO AVERAGE
                                                   IN NET      VALUE AT                NET ASSETS    NET ASSETS   NET ASSETS
                                    TOTAL          ASSETS       END OF     TOTAL        AT END OF      AFTER        BEFORE
                                DISTRIBUTIONS      VALUE        PERIOD     RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)
                                -------------   ------------   ---------   ------      -----------   ----------   ----------
HARTFORD GLOBAL LEADERS HLS FU
 For the Year Ended December 3
 Class IA.....................     $ (0.09)       $  2.88       $ 18.41     19.19%     $ 1,004,850      0.78%        0.78%
 Class IB.....................       (0.07)          2.85         18.32     18.89          273,202      1.03         1.03
 For the Year Ended December 3
 Class IA.....................       (0.06)          4.03         15.53     35.57          728,049      0.80         0.80
 Class IB.....................       (0.04)          4.00         15.47     35.24          129,315      1.05         1.05
 For the Year Ended December 3
 Class IA.....................       (0.11)(5)      (2.93)(5)     11.50(5) (19.51)         544,901      0.81         0.81
 Class IB.....................       (0.09)(5)      (2.93)(5)     11.47(5) (19.70)          55,421      1.03         1.06
 For the Year Ended December 3
 Class IA.....................       (0.25)(5)      (3.16)(5)     14.43(5) (16.58)         484,661      0.81         0.81
 Class IB.....................       (0.23)(5)      (3.17)(5)     14.40(5) (16.73)          49,356      0.99         1.06
 For the Year Ended December 3
 Class IA.....................       (0.20)(5)      (1.54)(5)     17.59(5)  (7.06)         572,517      0.81         0.81
 Class IB.....................       (0.19)(5)      (1.55)(5)     17.57(5)  (7.22)          25,869      0.99         1.06
HARTFORD GROWTH OPPORTUNITIES
 For the Year Ended December 3
 Class IA.....................          --           4.06         27.63     17.18          848,674      0.63         0.63
 Class IB.....................          --           3.96         27.44     16.89          112,896      0.88         0.88
 For the Year Ended December 3
 Class IA.....................          --           7.17         23.57     43.79          696,900      0.64         0.64
 Class IB.....................          --           7.11         23.48     43.43           59,686      0.89         0.89
 For the Year Ended December 3
 Class IA.....................          --          (6.26)        16.40    (27.65)         478,045      0.66         0.66
 From inception April, 30 2002
 Class IB.....................          --          (4.79)        16.37    (22.65)(2)        5,287      0.84(1)      0.84(1)
 For the Year Ended December 3
 Class IA.....................       (8.79)        (18.00)        22.66    (22.85)         755,068      0.65         0.65
 For the Year Ended December 3
 Class IA.....................       (7.44)         (4.48)        40.66      3.99        1,063,005      0.64         0.64
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 3
 Class IA.....................          --             --          1.00      0.94        1,294,525      0.48         0.48
 Class IB.....................          --             --          1.00      0.69          252,808      0.73         0.73
 For the Year Ended December 3
 Class IA.....................       (0.01)            --          1.00      0.75        1,609,439      0.49         0.49
 Class IB.....................          --             --          1.00      0.50          240,930      0.74         0.74
 For the Year Ended December 3
 Class IA.....................       (0.01)            --          1.00      1.47        2,319,456      0.49         0.49
 Class IB.....................       (0.01)            --          1.00      1.24          261,914      0.72         0.74
 For the Year Ended December 3
 Class IA.....................       (0.04)            --          1.00      3.87        1,867,520      0.48         0.48
 Class IB.....................       (0.04)            --          1.00      3.68          152,129      0.66         0.73
 For the Year Ended December 3
 Class IA.....................       (0.06)            --          1.00      6.10        1,242,275      0.48         0.48
 Class IB.....................       (0.06)            --          1.00      5.91           36,270      0.66         0.73

                                -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------
                                 RATIO OF
                                   NET
                                INVESTMENT
                                INCOME TO    PORTFOLIO
                                 AVERAGE     TURNOVER
                                NET ASSETS    RATE(6)
                                ----------   ---------
HARTFORD GLOBAL LEADERS HLS FU
 For the Year Ended December 3
 Class IA.....................      0.83%       255%
 Class IB.....................      0.58        255
 For the Year Ended December 3
 Class IA.....................      0.54        292
 Class IB.....................      0.29        292
 For the Year Ended December 3
 Class IA.....................      1.06        324
 Class IB.....................      0.84        324
 For the Year Ended December 3
 Class IA.....................      0.71        363
 Class IB.....................      0.53        363
 For the Year Ended December 3
 Class IA.....................      0.63        367
 Class IB.....................      0.45        367
HARTFORD GROWTH OPPORTUNITIES
 For the Year Ended December 3
 Class IA.....................      0.23        137
 Class IB.....................     (0.03)       137
 For the Year Ended December 3
 Class IA.....................     (0.05)       145
 Class IB.....................     (0.30)       145
 For the Year Ended December 3
 Class IA.....................     (0.16)       189
 From inception April, 30 2002
 Class IB.....................     (0.10)(1)    189
 For the Year Ended December 3
 Class IA.....................     (0.01)       228
 For the Year Ended December 3
 Class IA.....................     (0.08)       120
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 3
 Class IA.....................      0.93         --
 Class IB.....................      0.68         --
 For the Year Ended December 3
 Class IA.....................      0.75         --
 Class IB.....................      0.50         --
 For the Year Ended December 3
 Class IA.....................      1.43         --
 Class IB.....................      1.20         --
 For the Year Ended December 3
 Class IA.....................      3.58         --
 Class IB.....................      3.40         --
 For the Year Ended December 3
 Class IA.....................      5.91         --
 Class IB.....................      5.73         --

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (See Note 3(e)).
(4)Information presented relates to a share of capital shares outstanding for the indicated period.
(5)Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund (two of the portfolios comprising Hartford Series Fund, Inc.) and the Hartford Growth Opportunities HLS Fund (one of the portfolios comprising Hartford HLS Series Fund II, Inc.) (collectively, the "Funds") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period than ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford Series Fund, Inc. were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 for the Hartford HLS Series Fund II, Inc. were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds identified above constituting Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period than ended, in conformity with U.S. generally accepted accounting principles.

                              /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2005

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the
     Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead
     Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
     (SF2)
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2),
     Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 12/31/94 - 12/31/04
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          INDEX IA                        S&P 500 INDEX
                                                                          --------                        -------------
12/31/94                                                                  10000.00                           10000.00
                                                                          10257.00                           10259.00
                                                                          10651.00                           10659.00
                                                                          10960.00                           10973.00
                                                                          11275.00                           11295.00
                                                                          11715.00                           11746.00
                                                                          11981.00                           12019.00
                                                                          12373.00                           12417.00
                                                                          12399.00                           12446.00
                                                                          12909.00                           12972.00
                                                                          12846.00                           12924.00
                                                                          13401.00                           13492.00
12/95                                                                     13655.00                           13753.00
                                                                          14110.00                           14220.00
                                                                          14232.00                           14352.00
                                                                          14374.00                           14490.00
                                                                          14570.00                           14703.00
                                                                          14940.00                           15081.00
                                                                          14982.00                           15138.00
                                                                          14309.00                           14469.00
                                                                          14604.00                           14775.00
                                                                          15412.00                           15605.00
                                                                          15828.00                           16036.00
                                                                          17018.00                           17246.00
12/96                                                                     16672.00                           16905.00
                                                                          17697.00                           17960.00
                                                                          17830.00                           18102.00
                                                                          17082.00                           17359.00
                                                                          18101.00                           18394.00
                                                                          19199.00                           19512.00
                                                                          20043.00                           20387.00
                                                                          21629.00                           22007.00
                                                                          20411.00                           20775.00
                                                                          21521.00                           21911.00
                                                                          20797.00                           21179.00
                                                                          21742.00                           22160.00
12/97                                                                     22108.00                           22541.00
                                                                          22347.00                           22789.00
                                                                          23948.00                           24432.00
                                                                          25163.00                           25683.00
                                                                          25409.00                           25943.00
                                                                          24958.00                           25496.00
                                                                          25969.00                           26532.00
                                                                          25683.00                           26250.00
                                                                          21960.00                           22454.00
                                                                          23365.00                           23894.00
                                                                          25255.00                           25835.00
                                                                          26769.00                           27401.00
12/98                                                                     28312.00                           28980.00
                                                                          29476.00                           30191.00
                                                                          28549.00                           29253.00
                                                                          29681.00                           30423.00
                                                                          30814.00                           31601.00
                                                                          30066.00                           30856.00
                                                                          31734.00                           32569.00
                                                                          30728.00                           31552.00
                                                                          30574.00                           31395.00
                                                                          29729.00                           30534.00
                                                                          31595.00                           32465.00
                                                                          32225.00                           33125.00
12/99                                                                     34113.00                           35076.00
                                                                          32389.00                           33314.00
                                                                          31764.00                           32684.00
                                                                          34848.00                           35880.00
                                                                          33789.00                           34800.00
                                                                          33081.00                           34086.00
                                                                          33887.00                           34927.00
                                                                          33346.00                           34381.00
                                                                          35403.00                           36515.00
                                                                          33523.00                           34588.00
                                                                          33370.00                           34441.00
                                                                          30731.00                           31728.00
12/00                                                                     30872.00                           31884.00
                                                                          31954.00                           33014.00
                                                                          29030.00                           30006.00
                                                                          27182.00                           28106.00
                                                                          29283.00                           30287.00
                                                                          29466.00                           30490.00
                                                                          28736.00                           29749.00
                                                                          28443.00                           29456.00
                                                                          26651.00                           27614.00
                                                                          24480.00                           25385.00
                                                                          24942.00                           25870.00
                                                                          26845.00                           27854.00
12/01                                                                     27071.00                           28099.00
                                                                          26662.00                           27689.00
                                                                          26139.00                           27155.00
                                                                          27113.00                           28176.00
                                                                          25460.00                           26469.00
                                                                          25258.00                           26275.00
                                                                          23455.00                           24404.00
                                                                          21619.00                           22503.00
                                                                          21751.00                           22649.00
                                                                          19380.00                           20189.00
                                                                          21084.00                           21964.00
                                                                          22312.00                           23256.00
12/02                                                                     20994.00                           21890.00
                                                                          20437.00                           21319.00
                                                                          20124.00                           20999.00
                                                                          20311.00                           21203.00
                                                                          21987.00                           22948.00
                                                                          23132.00                           24155.00
                                                                          23416.00                           24464.00
                                                                          23821.00                           24896.00
                                                                          24274.00                           25380.00
                                                                          24007.00                           25111.00
                                                                          25356.00                           26530.00
                                                                          25569.00                           26763.00
12/03                                                                     26900.00                           28166.00
                                                                          27380.00                           28683.00
                                                                          27753.00                           29081.00
                                                                          27326.00                           28643.00
                                                                          26888.00                           28194.00
                                                                          27244.00                           28580.00
                                                                          27757.00                           29135.00
                                                                          26835.00                           28171.00
                                                                          26938.00                           28284.00
                                                                          27218.00                           28591.00
                                                                          27626.00                           29027.00
                                                                          28731.00                           30201.00
12/04                                                                     29696.00                           31229.00

    --- INDEX FUND                 --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $29,696 ending value           $31,229 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 12/31/04)

               1 YEAR   5 YEAR   10 YEAR
---------------------------------------------
Index IA       10.39%   -2.74%   11.50%
---------------------------------------------
Index IB(3)    10.12%   -2.95%   11.24%
---------------------------------------------
S&P 500 Index  10.87%   -2.30%   12.06%
---------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the fund's performance.

PORTFOLIO MANAGER

JULIET MURPHY, CFA, CPA
Investment Officer

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned 10.39% for the year ended December 31, 2004. The Fund outperformed both the Lipper S&P 500 Index Objective VA-UF Average, which returned 10.37%, and the S&P 500 Index, which returned 10.87%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the second year in a row, the S&P posted positive returns, rising by 10.87% in 2004. With the exception of March, April and July, all months posted positive returns. Within the S&P 500 sectors, Energy experienced the greatest gain due to the increased price of oil., which hit a peak of over $50 a barrel during the year. Health Care was the worst performing in large caps due to repercussions from Merck & Co., Inc. (drugs) taking Vioxx off the market. From a style perspective, value clearly outperformed growth within the S&P.

The first quarter started off slowly with mixed economic news. The employment situation improved in March, but the market did not react. During the second quarter, economic and geopolitical news dominated. Inflation and employment were in the focus, with the market reacting strongly to slightly higher inflation numbers as well as more favorable employment numbers. In addition, the Federal Reserve began to increase rates. The market had little reaction, however as the rate increase had been anticipated for a number of months. Earnings reports were favorable, but estimates had been raised so much that the actual reports were somewhat anticlimactic. The market was concerned, though about terrorism and Iraq. Overall data pointed to a continued economic expansion in the third quarter, but indicators provided a mixed picture in some areas and the economy began a "slow patch". In particular there were signs of softness in the consumer sector with lower job creation and weak payroll numbers. The price of oil, negatively affected both consumer spending as well as company forecasts. Also a decline in refinancing activity and a lack of tax stimulus contributed to the sluggishness and developments in Iraq and terrorism continued to weigh on consumer sentiment. Economic growth seemed to take hold toward the end of the fourth quarter. The consumer sector was strong and there was increased activity in the business sector. Sales at the beginning of the holiday season were modest, but ended strongly. Payroll numbers, while lower than expectations, increased and initial unemployment claims improved. Inflation numbers remained elevated, but core Consumer Price Index and core Producer Price Index indicate that inflation remains in check.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Corporate earnings growth is still healthy, but has recently slowed from very high levels. Business investments continue to increase. We expect that business investments will pick up further as the recovery continues, which again should lead to higher job creation. Inventory levels are low, signaling that the expansion has momentum. A risk to the market is the declining dollar. Foreign investors could demand higher compensation (higher interest rates) to offset the currency risk. Should this occur, pressure could be put on equity valuations, which would cause the market to soften. This risk, however, must be weighed against the declining dollar's benefits to the U.S. multinational firms, as their products and services become more competitive in the global economy and the U.S. dollar value of repatriated earnings growth. In addition, terrorism fears will continue to weigh on the markets. Such an event would most likely cause a flight to quality into bonds and other less risky asset classes.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Standard & Poor's will be transitioning the S&P 500 from a market-weighted to a free-floating (which only includes shares available to investors) index in two phases this year. According to S&P, in excess of $1.1 trillion is indexed to the S&P 500, which may cause notable selling pressure among companies with a significant percentage of private ownership.

Headline inflation numbers have remained elevated, mainly due to higher energy prices. Also, fuel prices have recently declined from record levels, which should lead to lower headline inflation rates in the months ahead. The Federal Reserve continued with its "measured" pace, hiking interest rates by 25 bps at the December meeting. In the minutes from the meeting the Federal Open Market Committee states that it is increasingly concerned over inflationary pressures due to a depreciating dollar, high energy costs, and the possibility of lower productivity growth. The base case, however, is still that inflation remains relatively low. The Federal Reserve believes that the expansion is on a solid footing, and predicts that growth will be good in the near term despite the rise in energy prices over the last year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of December 31, 2004

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      12.1
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.8
-------------------------------------------------------------------
Computers & Office Equipment                                4.5
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       4.0
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.4
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.7
-------------------------------------------------------------------
Energy & Services                                           6.9
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.9
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.2
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      7.8
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.3%
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
U.S. Government Agencies                                    1.1
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
U.S. Treasury Bonds held as Collateral on Loaned
  Securities                                                0.1
-------------------------------------------------------------------
U.S. Treasury Inflation/Indexed Securities held as
  Collateral on Loaned Securities                           0.4
-------------------------------------------------------------------
Utilities                                                   3.4
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                        BEGINNING      ENDING        EXPENSES PAID
                         ACCOUNT      ACCOUNT      DURING PERIOD **
                          VALUE        VALUE         JULY 1, 2004
                         JULY 1,    DECEMBER 31,        THROUGH
                          2004          2004       DECEMBER 31, 2004
--------------------------------------------------------------------
CLASS IA
Actual                  $1,000.00    $1,067.69           $2.29
Hypothetical @          $1,000.00    $1,022.92           $2.24
--------------------------------------------------------------------
CLASS IB
Actual                  $1,000.00    $1,065.03           $3.58
Hypothetical @          $1,000.00    $1,021.67           $3.51
--------------------------------------------------------------------

 @ 5% return before expenses

** Expenses are equal to the Fund's annualized expense ratios of 0.44% and 0.69% for classes IA and IB, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
      88    Raytheon Co. .....................................  $    3,433
                                                                ----------

            APPAREL & TEXTILE -- 0.2%
      37    Coach, Inc. * ....................................       2,081
      24    Jones Apparel Group, Inc. ........................         874
      21    Liz Claiborne, Inc. ..............................         895
      22    V. F. Corp. ......................................       1,201
                                                                ----------
                                                                     5,051
                                                                ----------

            BANKS -- 12.1%
      69    AmSouth Bancorp...................................       1,797
     245    American Express Co. .............................      13,833
     108    BB&T Corp. .......................................       4,543
     790    Bank of America Corp. ............................      37,110
     152    Bank of New York Co., Inc. (The)..................       5,076
      41    CIT Group, Inc. ..................................       1,883
      47    Capital One Financial Corp. ......................       3,995
   1,015    Citigroup, Inc. ..................................      48,887
      33    Comerica, Inc. ...................................       2,033
      24    Compass Bancshares, Inc. .........................       1,168
     113    Countrywide Financial Corp. ......................       4,200
     110    Fifth Third Bancorp...............................       5,190
      24    First Horizon National Corp. .....................       1,039
      60    Golden West Financial Corp. ......................       3,678
      45    Huntington Bancshares, Inc. ......................       1,120
      79    KeyCorp. .........................................       2,694
      23    M&T Bank Corp. ...................................       2,448
     250    MBNA Corp. .......................................       7,043
      44    Marshall & Ilsley Corp. ..........................       1,932
      83    Mellon Financial Corp. ...........................       2,575
     697    Morgan (J.P.) Chase & Co. ........................      27,172
     133    National City Corp. ++ ...........................       4,976
      92    North Fork Bancorp, Inc. .........................       2,656
      43    Northern Trust Corp. .............................       2,080
      55    PNC Financial Services Group, Inc. ...............       3,176
      57    Providian Financial Corp. * ......................         944
      91    Regions Financial Corp. ..........................       3,235
      84    SLM Corp. ........................................       4,489
      68    Sovereign Bancorp, Inc. ..........................       1,522
      65    State Street Corp. ...............................       3,200
      72    SunTrust Banks, Inc. .............................       5,352
      61    Synovus Financial Corp. ..........................       1,731
     365    U.S. Bancorp......................................      11,434
     314    Wachovia Corp. ...................................      16,492
     171    Washington Mutual, Inc. ..........................       7,216
     331    Wells Fargo & Co. ++ .............................      20,558
      18    Zions Bancorp.....................................       1,191
                                                                ----------
                                                                   269,668
                                                                ----------

            BUSINESS SERVICES -- 0.7%
     206    Cendant Corp. ....................................       4,812
      28    Convergys Corp. * ................................         415
      26    Equifax, Inc. ....................................         741
      16    Fluor Corp. ......................................         891
      83    Interpublic Group of Cos., Inc. (The) * ..........       1,108
      23    Monster Worldwide, Inc. * ........................         784

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      36    Omnicom Group, Inc. ..............................  $    3,076
      74    Paychex, Inc. ....................................       2,519
      34    Robert Half International, Inc. ..................         998
                                                                ----------
                                                                    15,344
                                                                ----------

            CHEMICALS -- 1.5%
      44    Air Products & Chemicals, Inc. ...................       2,577
      22    Avery Dennison Corp. .............................       1,294
     184    Dow Chemical Co. (The)............................       9,126
     194    du Pont (E.I.) de Nemours & Co. ..................       9,525
      15    Eastman Chemical Co. .............................         881
      10    Great Lakes Chemical Corp. .......................         285
      18    International Flavors & Fragrances, Inc. .........         790
      52    Monsanto Co. .....................................       2,873
      34    PPG Industries, Inc. .............................       2,288
      64    Praxair, Inc. ....................................       2,805
      44    Rohm & Haas Co. ..................................       1,944
                                                                ----------
                                                                    34,388
                                                                ----------

            COMMUNICATIONS -- 4.8%
     158    ADC Telecommunications, Inc. * ...................         424
     156    AT&T Corp. .......................................       2,966
      59    Alltel Corp. .....................................       3,490
      31    Andrew Corp. * ...................................         428
      89    Avaya, Inc. * ....................................       1,539
     358    BellSouth Corp. ..................................       9,953
     112    CIENA Corp. * ....................................         373
      26    CenturyTel, Inc. .................................         933
      66    Citizens Communications Co. ......................         905
      39    Comverse Technology, Inc. * ......................         945
      23    L-3 Communications Holdings, Inc. ................       1,648
     864    Lucent Technologies, Inc. *++ ....................       3,250
     476    Motorola, Inc. ...................................       8,188
      70    Network Appliance, Inc. * ........................       2,331
     217    Nextel Communications, Inc., Class A * ...........       6,518
     320    QUALCOMM, Inc. ...................................      13,589
     355    Qwest Communications International, Inc. * .......       1,576
      35    Rockwell Collins, Inc. ...........................       1,362
     648    SBC Communications, Inc. .........................      16,705
      30    Scientific-Atlanta, Inc. .........................         990
     288    Sprint Corp.-FON Group............................       7,146
      90    Tellabs, Inc. * ..................................         776
     541    Verizon Communications, Inc. .....................      21,930
                                                                ----------
                                                                   107,965
                                                                ----------

            COMPUTERS & OFFICE EQUIPMENT -- 4.5%
     152    3M Co. ...........................................      12,493
      79    Apple Computer, Inc. * ...........................       5,065
     486    Dell, Inc. * .....................................      20,466
     469    EMC Corp. * ......................................       6,967
      73    Gateway, Inc. * ..................................         439
     590    Hewlett-Packard Co. ..............................      12,381
     325    International Business Machines Corp. ............      32,087
      67    International Game Technology.....................       2,317
      39    Jabil Circuit, Inc. * ............................       1,008
      25    Lexmark International, Inc. * ....................       2,144

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
      45    Pitney Bowes, Inc. ...............................  $    2,086
     190    Solectron Corp. * ................................       1,012
      47    Symbol Technologies, Inc. ........................         814
                                                                ----------
                                                                    99,279
                                                                ----------

            CONSTRUCTION -- 0.2%
      24    Centex Corp. .....................................       1,447
       9    KB Home Corp. ....................................         945
      25    Pulte Homes, Inc. ................................       1,594
                                                                ----------
                                                                     3,986
                                                                ----------

            CONSUMER DURABLES -- 0.6%
     274    Corning, Inc. * ..................................       3,227
      18    Grainger (W.W.), Inc. ............................       1,173
      37    Johnson Controls, Inc. ...........................       2,364
      37    Leggett & Platt, Inc. ............................       1,062
      88    Masco Corp. ......................................       3,198
      54    Newell Rubbermaid, Inc. ++ .......................       1,299
      25    Visteon Corp. ....................................         248
                                                                ----------
                                                                    12,571
                                                                ----------

            CONSUMER NON-DURABLES -- 4.0%
      18    Alberto-Culver Co., Class B.......................         863
      21    AmerisourceBergen Corp. ..........................       1,209
      93    Avon Products, Inc. ..............................       3,580
      24    Brown-Forman Corp., Class B.......................       1,161
      84    Cardinal Health, Inc. ............................       4,911
      30    Clorox Co. (The)..................................       1,748
     104    Colgate-Palmolive Co. ............................       5,305
      56    Eastman Kodak Co. ................................       1,807
      50    Ecolab, Inc. .....................................       1,769
     194    Gillette Co. (The)................................       8,693
      35    Hasbro, Inc. .....................................         671
      81    Mattel, Inc. .....................................       1,582
      57    McKesson Corp. ...................................       1,807
      53    Medco Health Solutions, Inc. * ...................       2,216
     496    Procter & Gamble Co. (The)........................      27,317
      87    Safeway, Inc. * ..................................       1,727
      26    Supervalu, Inc. ..................................         906
     125    Sysco Corp. ......................................       4,773
     393    Tyco International Ltd. ..........................      14,058
     186    Xerox Corp. * ....................................       3,172
                                                                ----------
                                                                    89,275
                                                                ----------

            CONSUMER SERVICES -- 0.2%
      34    Cintas Corp. .....................................       1,474
      32    H&R Block, Inc. ..................................       1,580
      13    Ryder System, Inc. ...............................         602
                                                                ----------
                                                                     3,656
                                                                ----------

            DRUGS -- 6.4%
     304    Abbott Laboratories...............................      14,203
     248    Amgen, Inc. * ....................................      15,931
      65    Biogen Idec, Inc. * ..............................       4,343
     380    Bristol-Myers Squibb Co. .........................       9,745
      36    Chiron Corp. * ...................................       1,216

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            DRUGS -- (CONTINUED)
     221    Eli Lilly & Co. ..................................  $   12,557
      72    Forest Laboratories, Inc. * ......................       3,230
      49    Genzyme Corp. * ..................................       2,816
      85    Gilead Sciences, Inc. * ..........................       2,960
      31    Hospira, Inc. * ..................................       1,022
      47    King Pharmaceuticals, Inc. * .....................         586
      49    MedImmune, Inc. * ................................       1,318
     434    Merck & Co., Inc. ................................      13,934
      53    Mylan Laboratories, Inc. ++ ......................         930
   1,472    Pfizer, Inc. .....................................      39,593
     288    Schering-Plough Corp. ............................       6,013
      14    Sigma-Aldrich Corp. ..............................         818
      21    Watson Pharmaceuticals, Inc. * ...................         703
     261    Wyeth.............................................      11,110
                                                                ----------
                                                                   143,028
                                                                ----------

            EDUCATION -- 0.1%
      36    Apollo Group, Inc. * .............................       2,922
                                                                ----------

            ELECTRICAL EQUIPMENT -- 0.8%
      95    Agilent Technologies, Inc. * .....................       2,287
      26    Allergan, Inc. ++ ................................       2,078
      38    Applera Corp. -- Applied Biosystems Group.........         802
      60    Danaher Corp. ....................................       3,463
      23    Fisher Scientific International * ................       1,429
      38    KLA -- Tencor Corp. * ............................       1,778
      10    Millipore Corp. * ................................         485
      25    PerkinElmer, Inc. ................................         562
      36    Rockwell Automation, Inc. ........................       1,785
      18    Tektronix, Inc. ..................................         532
      38    Teradyne, Inc.*...................................         648
      31    Thermo Electron Corp. * ..........................         945
      24    Waters Corp. * ...................................       1,104
                                                                ----------
                                                                    17,898
                                                                ----------

            ELECTRONICS -- 7.7%
      75    Advanced Micro Devices, Inc. * ...................       1,662
      73    Altera Corp. *++ .................................       1,507
      37    American Power Conversion Corp. ..................         800
      74    Analog Devices, Inc. .............................       2,715
      60    Applied Micro Circuits Corp. * ...................         253
      64    Broadcom Corp., Class A * ........................       2,076
   1,287    Cisco Systems, Inc. * ............................      24,846
      18    Cooper Industries Ltd. ...........................       1,216
      82    Emerson Electric Co. .............................       5,749
      76    Freescale Semiconductor, Inc., Class B * .........       1,399
   2,067    General Electric Co. .............................      75,448
   1,236    Intel Corp. ......................................      28,916
     282    JDS Uniphase Corp. * .............................         895
      75    LSI Logic Corp. * ................................         412
      60    Linear Technology Corp. ..........................       2,326
      64    Maxim Integrated Products, Inc. ..................       2,696
      15    Maytag Corp. ++ ..................................         327
     120    Micron Technology, Inc. * ........................       1,479
      37    Molex, Inc. ......................................       1,106
      33    NVIDIA Corp. * ...................................         766
      70    National Semiconductor Corp. .....................       1,256
      27    Novellus Systems, Inc. * .........................         761

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
      35    PMC-Sierra, Inc. * ...............................  $      392
      16    Power-One, Inc. * ................................         146
      18    QLogic Corp. * ...................................         665
     102    Sanmina-SCI Corp. * ..............................         863
     338    Texas Instruments, Inc. ..........................       8,317
      13    Whirlpool Corp. ..................................         896
      68    Xilinx, Inc. .....................................       2,020
                                                                ----------
                                                                   171,910
                                                                ----------

            ENERGY & SERVICES -- 6.9%
      18    Amerada Hess Corp. ++ ............................       1,474
      48    Anadarko Petroleum Corp. .........................       3,132
      64    Apache Corp. .....................................       3,228
      14    Ashland, Inc. ....................................         814
      32    BJ Services Co. ..................................       1,471
      66    Baker Hughes, Inc. ...............................       2,798
      77    Burlington Resources, Inc. .......................       3,331
     414    ChevronTexaco Corp. ..............................      21,752
     135    ConocoPhillips....................................      11,719
      95    Devon Energy Corp. ...............................       3,698
      23    EOG Resources, Inc. ..............................       1,656
   1,261    ExxonMobil Corp. .................................      64,656
      86    Halliburton Co. ..................................       3,392
      30    Kerr-McGee Corp. .................................       1,712
      68    Marathon Oil Corp. ...............................       2,550
      29    Nabors Industries Ltd. * .........................       1,499
      27    Noble Corp. * ....................................       1,318
      77    Occidental Petroleum Corp. .......................       4,502
      21    Rowan Cos., Inc. * ...............................         544
     115    Schlumberger Ltd. ................................       7,705
      14    Sunoco, Inc. .....................................       1,168
      63    Transocean, Inc. * ...............................       2,664
      51    Unocal Corp. .....................................       2,226
      50    Valero Energy Corp. ..............................       2,279
      51    XTO Energy, Inc. .................................       1,801
                                                                ----------
                                                                   153,089
                                                                ----------

            FINANCIAL SERVICES -- 2.2%
      20    Bear Stearns Cos., Inc. (The).....................       2,065
     263    Charles Schwab Corp. (The)........................       3,150
      73    E*Trade Financial Corp. * ........................       1,087
      21    Federated Investors, Inc., Class B................         638
      49    Franklin Resources, Inc. .........................       3,393
      95    Goldman Sachs Group, Inc. ........................       9,853
      46    Janus Capital Group, Inc. ........................         777
      53    Lehman Brothers Holdings, Inc. ...................       4,608
     182    Merrill Lynch & Co., Inc. ........................      10,885
     214    Morgan Stanley Dean Witter & Co. .................      11,881
      25    T Rowe Price Group, Inc. .........................       1,561
                                                                ----------
                                                                    49,898
                                                                ----------

            FOOD, BEVERAGE & TOBACCO -- 4.7%
     401    Altria Group, Inc. ...............................      24,519
     154    Anheuser-Busch Cos., Inc. ........................       7,835
     128    Archer-Daniels-Midland Co. .......................       2,855
      80    Campbell Soup Co. ................................       2,404

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     473    Coca-Cola Co. (The)...............................  $   19,693
      92    Coca-Cola Enterprises, Inc. ......................       1,914
     101    ConAgra Foods, Inc. ..............................       2,962
       7    Coors (Adolph) Co., Class B ++ ...................         554
      71    General Mills, Inc. ..............................       3,539
      68    Heinz (H.J.) Co. .................................       2,662
      22    Hercules, Inc. * .................................         324
      48    Hershey Foods Corp. ..............................       2,672
      81    Kellogg Co. ......................................       3,605
      27    McCormick & Co., Inc. ............................       1,031
      49    Pepsi Bottling Group, Inc. (The)..................       1,322
     329    PepsiCo., Inc. ...................................      17,193
      29    Reynolds American, Inc. ++ .......................       2,264
     153    Sara Lee Corp. ...................................       3,705
      32    UST, Inc. ........................................       1,552
      44    Wrigley (W.M.) Jr. Co. ...........................       3,035
                                                                ----------
                                                                   105,640
                                                                ----------

            FOREST & PAPER PRODUCTS -- 0.9%
      21    Bemis Co., Inc. ..................................         609
      50    Georgia-Pacific Corp. ............................       1,891
      95    International Paper Co. ..........................       3,996
      95    Kimberly-Clark Corp. .............................       6,274
      22    Louisiana-Pacific Corp. ..........................         576
      40    MeadWestvaco Corp. ...............................       1,341
      --    Neenah Paper, Inc. *@@ ...........................          --
      18    OfficeMax, Inc. ..................................         574
      29    Pactiv Corp. * ...................................         735
      11    Temple-Inland, Inc. ..............................         751
      47    Weyerhaeuser Co. .................................       3,150
                                                                ----------
                                                                    19,897
                                                                ----------

            HEALTH SERVICES -- 0.5%
      89    Caremark Rx, Inc. * ..............................       3,505
      15    Express Scripts, Inc. * ..........................       1,139
      82    HCA, Inc.++.......................................       3,292
      48    Health Management Associates, Inc., Class A++.....       1,082
      27    Laboratory Corp. of American Holdings *++ ........       1,345
      17    Manor Care, Inc. .................................         601
      91    Tenet Healthcare Corp. * .........................       1,002
                                                                ----------
                                                                    11,966
                                                                ----------

            HOTELS & GAMING -- 0.3%
      76    Hilton Hotels Corp. ..............................       1,717
      44    Marriott International, Inc., Class A.............       2,753
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,365
                                                                ----------
                                                                     6,835
                                                                ----------

            INSURANCE -- 5.5%
     104    AFLAC, Inc. ......................................       4,125
      58    Ace Ltd. .........................................       2,480
      29    Aetna, Inc. ......................................       3,597
     140    Allstate Corp. (The)..............................       7,241
      22    Ambac Financial Group, Inc. ......................       1,823
     531    American International Group, Inc. ...............      34,900
      62    Aon Corp. ........................................       1,475

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      26    CIGNA Corp. ......................................  $    2,138
      39    Chubb Corp. (The).................................       3,005
      34    Cincinnati Financial Corp. .......................       1,517
      31    Humana, Inc. * ...................................         925
      28    Jefferson-Pilot Corp. ............................       1,449
      36    Lincoln National Corp. ...........................       1,669
      38    Loews Corp. ......................................       2,657
      29    MBIA, Inc. ++ ....................................       1,819
      20    MGIC Investment Corp. ++ .........................       1,361
     103    Marsh & McLennan Cos., Inc. ......................       3,389
     152    Metlife, Inc. ....................................       6,166
      63    Principal Financial Group (The)...................       2,571
      41    Progressive Corp. (The)...........................       3,463
     105    Prudential Financial, Inc. .......................       5,765
      26    Safeco Corp. .....................................       1,349
     137    St. Paul Travelers Cos., Inc. (The)...............       5,064
      22    Torchmark Corp. ..................................       1,265
     128    UnitedHealth Group, Inc. .........................      11,247
      61    UnumProvident Corp. ..............................       1,088
      58    WellPoint, Inc. * ................................       6,639
      28    XL Capital Ltd., Class A..........................       2,197
                                                                ----------
                                                                   122,384
                                                                ----------

            MACHINERY -- 1.3%
      42    American Standard Cos., Inc. * ...................       1,731
     332    Applied Materials, Inc. * ........................       5,677
      16    Black & Decker Corp. (The)........................       1,394
      67    Caterpillar, Inc. ................................       6,510
       9    Cummins, Inc. ++ .................................         749
      49    Deere & Co. ......................................       3,613
      40    Dover Corp. ......................................       1,668
      30    Eaton Corp. ......................................       2,147
      34    Ingersoll Rand Co. ...............................       2,701
      24    Pall Corp. .......................................         701
      23    Parker-Hannifin Corp. ............................       1,773
      16    Stanley Works (The)...............................         788
                                                                ----------
                                                                    29,452
                                                                ----------

            MEDIA & ENTERTAINMENT -- 3.9%
     112    Clear Channel Communications, Inc. ...............       3,754
     434    Comcast Corp., Class A * .........................      14,446
      43    Donnelly (R.R.) & Sons Co. .......................       1,515
      16    Dow Jones & Co., Inc. ............................         689
      50    Gannett Co., Inc. ................................       4,078
      22    Harrah's Entertainment, Inc. .....................       1,466
      15    Knight-Ridder, Inc. ..............................       1,008
      37    McGraw-Hill Cos., Inc. (The)......................       3,400
      10    Meredith Corp. ...................................         529
      28    New York Times Co. (The), Class A.................       1,157
     511    News Corp., Inc. .................................       9,532
     895    Time Warner, Inc. * ..............................      17,408

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
      62    Tribune Co. ......................................  $    2,616
      63    Univision Communications, Inc. * .................       1,850
     333    Viacom, Inc., Class B.............................      12,131
     400    Walt Disney Co. (The).............................      11,107
                                                                ----------
                                                                    86,686
                                                                ----------

            MEDICAL INSTRUMENTS & SUPPLIES -- 3.6%
      20    Bard (C.R.), Inc. ................................       1,307
      10    Bausch & Lomb, Inc. ..............................         676
     120    Baxter International, Inc. .......................       4,162
      50    Becton, Dickinson & Co. ..........................       2,812
      49    Biomet, Inc. .....................................       2,147
     165    Boston Scientific Corp. * ........................       5,869
      62    Guidant Corp. ....................................       4,491
     580    Johnson & Johnson.................................      36,797
     236    Medtronic, Inc. ..................................      11,738
      70    St. Jude Medical, Inc. * .........................       2,931
      79    Stryker Corp. ....................................       3,792
      48    Zimmer Holdings, Inc. * ..........................       3,841
                                                                ----------
                                                                    80,563
                                                                ----------

            METALS, MINERALS & MINING -- 1.2%
     170    Alcoa, Inc. ......................................       5,348
      19    Allegheny Technologies, Inc. .....................         405
      22    Ball Corp. .......................................         967
      24    Engelhard Corp. ..................................         733
      28    Fortune Brands, Inc. .............................       2,172
      35    Freeport-McMoRan Copper & Gold, Inc., Class B.....       1,335
      58    Illinois Tool Works, Inc. ........................       5,361
      87    Newmont Mining Corp. .............................       3,857
      31    Nucor Corp. ......................................       1,626
      19    Phelps Dodge Corp. ...............................       1,842
      11    Snap-On, Inc. ....................................         385
      22    United States Steel Corp. ++ .....................       1,137
      20    Vulcan Materials Co. .............................       1,094
                                                                ----------
                                                                    26,262
                                                                ----------

            REAL ESTATE INVESTMENT TRUST -- 0.5%
      19    Apartment Investment & Management Co., Class A....         713
      38    Archstone-Smith Trust.............................       1,467
      79    Equity Office Properties Trust....................       2,295
      55    Equity Residential Properties Trust...............       2,001
      36    Plum Creek Timber Co., Inc. ......................       1,380
      36    Prologis..........................................       1,560
      43    Simon Property Group, Inc. .......................       2,794
                                                                ----------
                                                                    12,210
                                                                ----------

            RESEARCH & TESTING FACILITIES -- 0.2%
      29    Moody's Corp. ....................................       2,512
      20    Quest Diagnostics, Inc. ..........................       1,892
                                                                ----------
                                                                     4,404
                                                                ----------

            RETAIL -- 7.8%
      72    Albertson's, Inc. ++ .............................       1,719
      16    AutoZone, Inc. * .................................       1,423
      52    Autonation, Inc. * ...............................         993

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      59    Bed, Bath & Beyond, Inc. * .......................  $    2,342
      63    Best Buy Co., Inc. ...............................       3,770
      22    Big Lots, Inc. * .................................         268
      78    CVS Corp. ........................................       3,523
      38    Circuit City Stores, Inc. ........................         598
      92    Costco Wholesale Corp. ...........................       4,441
      31    Darden Restaurants, Inc. .........................         851
      16    Dillard's, Inc., Class A..........................         431
      64    Dollar General Corp. .............................       1,331
     130    eBay, Inc. * .....................................      15,070
      33    Family Dollar Stores, Inc. .......................       1,024
      33    Federated Department Stores, Inc. ................       1,912
     171    Gap, Inc. (The) ++ ...............................       3,619
     429    Home Depot, Inc. (The)............................      18,348
      67    Kohl's Corp. * ...................................       3,297
     145    Kroger Co. (The) * ...............................       2,535
      79    Limited Brands, Inc. .............................       1,830
     151    Lowe's Cos., Inc. ++ .............................       8,701
      57    May Department Stores Co. (The) ++ ...............       1,677
     246    McDonald's Corp. .................................       7,881
      27    Nordstrom, Inc. ..................................       1,278
      61    Office Depot, Inc. * .............................       1,061
      56    Penney (J.C.) Co., Inc. ..........................       2,313
      31    RadioShack Corp. .................................       1,020
      40    Sears, Roebuck and Co. ...........................       2,064
      28    Sherwin-Williams Co. (The)........................       1,234
      97    Staples, Inc. ....................................       3,280
      78    Starbucks Corp. * ................................       4,877
      94    TJX Cos., Inc. (The)..............................       2,366
     175    Target Corp. .....................................       9,092
      28    Tiffany & Co. ....................................         908
      42    Toys "R" Us, Inc. *++ ............................         860
     828    Wal-Mart Stores, Inc. ............................      43,735
     200    Walgreen Co. .....................................       7,665
      22    Wendy's International, Inc. ......................         875
      57    Yum! Brands, Inc. ................................       2,702
                                                                ----------
                                                                   172,914
                                                                ----------

            RUBBER & PLASTICS PRODUCTS -- 0.3%
      15    Cooper Tire & Rubber Co. ++ ......................         316
      34    Goodyear Tire & Rubber Co. (The) *++ .............         503
      51    NIKE, Inc., Class B...............................       4,654
      11    Reebok International Ltd. ++ .....................         501
      16    Sealed Air Corp. * ...............................         870
                                                                ----------
                                                                     6,844
                                                                ----------

            SOFTWARE & SERVICES -- 5.9%
      47    Adobe Systems, Inc. ..............................       2,930
      25    Affiliated Computer Services, Inc., Class A * ....       1,511
      45    Autodesk, Inc. ...................................       1,703
     114    Automatic Data Processing, Inc. ..................       5,052
      43    BMC Software, Inc. * .............................         807
      33    Citrix Systems, Inc. * ...........................         811
     115    Computer Associates International, Inc. ..........       3,556
      37    Computer Sciences Corp. * ........................       2,087
      76    Compuware Corp. * ................................         490

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
      60    Electronic Arts, Inc. * ..........................  $    3,682
     101    Electronic Data Systems Corp. ....................       2,322
     162    First Data Corp. .................................       6,902
      38    Fiserv, Inc. * ...................................       1,537
      45    IMS Health, Inc. .................................       1,052
      37    Intuit, Inc. * ...................................       1,611
      17    Mercury Interactive Corp. * ......................         752
   2,126    Microsoft Corp. ..................................      56,775
      18    NCR Corp. * ......................................       1,260
      73    Novell, Inc. * ...................................         496
   1,003    Oracle Corp. * ...................................      13,756
      53    Parametric Technology Corp. * ....................         310
      99    Siebel Systems, Inc. * ...........................       1,044
     657    Sun Microsystems, Inc. * .........................       3,537
      57    SunGard Data Systems, Inc. * .....................       1,601
     124    Symantec Corp. * .................................       3,194
      66    Unisys Corp. * ...................................         669
      82    VERITAS Software Corp. * .........................       2,355
     269    Yahoo!, Inc. * ...................................      10,130
                                                                ----------
                                                                   131,932
                                                                ----------

            TRANSPORTATION -- 4.9%
     164    Boeing Co. (The)..................................       8,497
      19    Brunswick Corp. ..................................         931
      74    Burlington Northern Santa Fe Corp. ...............       3,478
      42    CSX Corp. ........................................       1,684
     124    Carnival Corp. ...................................       7,134
      29    Dana Corp. .......................................         508
     110    Delphi Corp. .....................................         989
      25    Delta Air Lines, Inc. *++ ........................         189
      59    FedEx Corp. ......................................       5,786
     358    Ford Motor Co. ++ ................................       5,237
      39    General Dynamics Corp. ...........................       4,095
     110    General Motors Corp. ++ ..........................       4,423
      34    Genuine Parts Co. ................................       1,506
      23    Goodrich Corp. ...................................         759
      57    Harley-Davidson, Inc. ++ .........................       3,487
     168    Honeywell International, Inc. ....................       5,954
      18    ITT Industries, Inc. .............................       1,527
      87    Lockheed Martin Corp. ............................       4,810
      14    Navistar International Corp. *++ .................         599
      77    Norfolk Southern Corp. ...........................       2,803
      72    Northrop Grumman Corp. ...........................       3,912
      34    PACCAR, Inc. .....................................       2,736
      27    Sabre Holdings Corp. .............................         588
     152    Southwest Airlines Co. ...........................       2,482
      27    Textron, Inc. ....................................       1,984
      51    Union Pacific Corp. ..............................       3,410
     219    United Parcel Service, Inc. ......................      18,724
     100    United Technologies Corp. ........................      10,321
                                                                ----------
                                                                   108,553
                                                                ----------

            U.S. GOVERNMENT AGENCIES -- 1.1%
     135    Federal Home Loan Mortgage Corp. .................       9,940
     189    Federal National Mortgage Association.............      13,476
                                                                ----------
                                                                    23,416
                                                                ----------


The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE +
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
 UTILITIES --
 3.4%
     127    AES Corp. (The) * ................................  $    1,734
      27    Allegheny Energy, Inc. *++ .......................         528
      62    Allied Waste Industries, Inc. * ..................         577
      38    Ameren Corp. .....................................       1,908
      77    American Electric Power Co., Inc. ................       2,649
      38    CMS Energy Corp. *++ .............................         398
     104    Calpine Corp. *++ ................................         412
      60    Centerpoint Energy, Inc. .........................         681
      35    Cinergy Corp. ....................................       1,474
      47    Consolidated Edison, Inc. ........................       2,070
      34    Constellation Energy Group, Inc. .................       1,503
      34    DTE Energy Co. ...................................       1,465
      65    Dominion Resources, Inc. .........................       4,393
     187    Duke Energy Corp. ................................       4,739
      74    Dynegy, Inc., Class A *++ ........................         343
      64    Edison International..............................       2,041
     126    El Paso Corp. ....................................       1,308
      44    Entergy Corp. ....................................       2,954
     130    Exelon Corp. .....................................       5,709
      36    FPL Group, Inc. ++ ...............................       2,712
      65    FirstEnergy Corp. ................................       2,549
      31    KeySpan Corp. ....................................       1,239
      24    Kinder Morgan, Inc. ++ ...........................       1,770
      53    NiSource, Inc. ...................................       1,205
       9    Nicor, Inc. ++ ...................................         320
      79    PG&E Corp. * .....................................       2,624
      37    PPL Corp. ........................................       1,967
       7    Peoples Energy Corp. .............................         322
      18    Pinnacle West Capital Corp. ......................         794
      48    Progress Energy, Inc. ............................       2,185
      47    Public Service Enterprise Group, Inc. ............       2,408
      46    Sempra Energy.....................................       1,675
     145    Southern Co. (The) ++ ............................       4,848
      39    TECO Energy, Inc. ++ .............................         598
      47    TXU Corp. ........................................       3,029
     112    Waste Management, Inc. ...........................       3,350
     109    Williams Cos., Inc. (The).........................       1,773
      78    Xcel Energy, Inc. ++ .............................       1,425
                                                                ----------
                                                                    73,679
                                                                ----------

            Total common stock
              (cost $1,925,328)...............................  $2,206,998
                                                                ----------
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.5%
            U.S. TREASURY BONDS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.1%
 $   135    5.25% due 02/15/29................................  $      145
   1,567    6.25% due 08/15/23................................       1,874
     211    7.25% due 05/15/16................................         266
     645    8.125% due 05/15/21...............................         898
                                                                ----------
                                                                     3,183
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE +
---------                                                       ----------
            U.S. TREASURY INFLATION/INDEXED SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 0.4%
 $   407    0.875% due 04/15/10...............................  $      403
     241    2.00% due 07/15/14................................         251
   1,424    3.625% due 01/15/08...............................       1,576
   2,249    3.875% due 04/15/29...............................       3,108
   1,876    3.875% due 01/15/09...............................       2,136
                                                                ----------
                                                                     7,474
                                                                ----------
            Total U.S. treasuries & federal agencies
              (cost $10,657)..................................  $   10,657
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 2.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.9%
  41,638    BNY Institutional Cash Reserves Fund..............  $   41,638
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
 $ 2,500    2.17% due 03/17/05................................  $    2,489
                                                                ----------
            Total short-term securities
              (cost $44,127)..................................  $   44,127
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,980,111) gO -- 101.6%............   2,261,782
            OTHER ASSETS, LESS LIABILITIES -- (1.6%)..........     (35,353)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,226,429
                                                                ==========

  + See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  *  Non-income producing during the period.

 ++ All or a portion of this security was on loan as of December 31, 2004 (See Note 2(g)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

 g Cost of long term securities from the proceeds of security leading is $10,657.

  O At December 31, 2004, the cost of securities for federal income tax purposes is $1,992,346 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 540,373
      Unrealized depreciation.......................   (270,937)
                                                      ---------
      Net Unrealized appreciation...................  $ 269,436
                                                      =========

++++++
     The Fund had 73 Standard & Poor's 500 March 2005 Futures contracts open as of December 31, 2004. These contracts had a value of $22,150 as of December 31, 2004 and were collateralized by various U.S. Treasury Bills, with a market value of $2,489.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 STATEMENT OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        HARTFORD
                                                                     INDEX HLS FUND
                                                                     --------------
ASSETS:
  Investments in securities, at value@......................           $2,261,782
  Receivables:
    Investment securities sold..............................               16,972
    Dividends and interest..................................                2,885
  Other assets..............................................                    9
                                                                       ----------
Total assets................................................            2,281,648
                                                                       ----------
LIABILITIES:
  Bank overdraft............................................                  236
  Payable upon return of securities loaned..................               52,295
  Payables:
    Fund shares redeemed....................................                2,577
    Variation margin........................................                   17
  Accrued Expenses..........................................                   94
                                                                       ----------
Total liabilities...........................................               55,219
                                                                       ----------
Net assets..................................................           $2,226,429
                                                                       ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................           $1,883,418
Accumulated undistributed net investment income (loss)......                8,842
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................               52,452
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................              281,717
                                                                       ----------
Net assets..................................................           $2,226,429
                                                                       ==========
Par value...................................................           $    0.001
                                                                       ----------
Total shares outstanding....................................               69,250
                                                                       ----------
Total shares authorized.....................................            4,000,000
                                                                       ----------
CLASS IA: Net asset value per share.........................           $    32.17
                                                                       ----------
         Shares outstanding.................................               61,350
                                                                       ----------
         Shares authorized..................................            3,500,000
                                                                       ----------
         Net assets.........................................           $1,973,470
                                                                       ----------
CLASS IB: Net asset value per share.........................           $    32.02
                                                                       ----------
          Shares outstanding................................                7,900
                                                                       ----------
          Shares authorized.................................              500,000
                                                                       ----------
          Net assets........................................           $  252,959
                                                                       ----------
@ Cost of securities........................................           $1,980,111
                                                                       ----------
@ Market value of securities on loan........................           $   50,562
                                                                       ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        HARTFORD
                                                                     INDEX HLS FUND
                                                                     --------------
INVESTMENT INCOME:
  Dividends.................................................            $ 43,787
  Interest..................................................                 408
  Securities lending........................................                  71
                                                                        --------
    Total investment income (loss)..........................              44,266
                                                                        --------
EXPENSES:
  Investment advisory fees..................................               4,342
  Administrative services fees..............................               4,342
  Accounting services.......................................                 434
  Board of Directors fees...................................                  24
  Custodian fees, gross.....................................                  44
  Distribution fees -- Class IB.............................                 563
  Other expenses............................................                 308
                                                                        --------
    Total expenses (before offsets).........................              10,057
  Less: Expenses paid indirectly............................                  (1)
                                                                        --------
    Total expenses net......................................              10,056
                                                                        --------
  Net investment income (loss)..............................              34,210
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................              60,680
  Net realized gain (loss) on futures contracts.............               1,403
  Net unrealized appreciation (depreciation) on
    securities..............................................             115,951
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................                (271)
                                                                        --------
  Net realized and unrealized gain (loss) on investments....             177,763
                                                                        --------
  Net increase (decrease) in net assets resulting from
    operations..............................................            $211,973
                                                                        ========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD INDEX HLS FUND
                                                              ---------------------------------------------
                                                              FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004          DECEMBER 31, 2003
                                                              ------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $   34,210                 $   24,743
  Net realized gain (loss) on investments...................          62,083                      6,294
  Net unrealized appreciation (depreciation) on
    investments.............................................         115,680                    425,312
                                                                  ----------                 ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         211,973                    456,349
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................         (24,079)                   (23,630)
    Class IB................................................          (2,641)                    (2,050)
  From net realized gain on investments
    Class IA................................................          (6,629)                    (5,282)
    Class IB................................................            (777)                      (445)
                                                                  ----------                 ----------
    Total distributions.....................................         (34,126)                   (31,407)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................         476,774                    286,041
    Issued on reinvestment of distributions.................          30,708                     28,912
    Redeemed................................................        (627,054)                  (327,616)
                                                                  ----------                 ----------
  Total cost of shares......................................        (119,572)                   (12,663)
  Class IB
    Sold....................................................          82,627                    107,088
    Issued on reinvestment of distributions.................           3,418                      2,495
    Redeemed................................................         (48,281)                   (13,564)
                                                                  ----------                 ----------
  Total cost of shares......................................          37,764                     96,019
                                                                  ----------                 ----------
  Net increase (decrease) from capital share transactions...         (81,808)                    83,356
                                                                  ----------                 ----------
  Net increase (decrease) in net assets.....................          96,039                    508,298
NET ASSETS:
  Beginning of period.......................................       2,130,390                  1,622,092
                                                                  ----------                 ----------
  End of period.............................................      $2,226,429                 $2,130,390
                                                                  ==========                 ==========
  Accumulated undistributed net investment income (loss)....      $    8,842                 $    1,722
                                                                  ==========                 ==========
SHARES:
  Class IA
    Sold....................................................          15,779                     10,924
    Issued on reinvestment of distributions.................             974                      1,001
    Redeemed................................................         (20,765)                   (12,780)
                                                                  ----------                 ----------
  Total shares..............................................          (4,012)                      (855)
                                                                  ----------                 ----------
  Class IB
    Sold....................................................           2,756                      4,144
    Issued on reinvestment of distributions.................             109                         87
    Redeemed................................................          (1,609)                      (529)
                                                                  ----------                 ----------
  Total shares..............................................           1,256                      3,702
                                                                  ----------                 ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    Hartford Index HLS Fund (The Fund) serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate account contracts of First Fortis Life Insurance Company (collectively, The Company).

    The Fund is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of Hartford Series Fund, Inc., part of The Hartford HLS Funds (the "HLS Funds").

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class the Fund based on the ratio of prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are accounted for on the trade date (the day the order to buy or sell is executed). Security gains and loses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Short-term securities held in the Fund are purchased with a maturity of 60 days or less are valued at amortized cost.

        The Fund generally uses market prices in valuing portfolio securities, but may use fair value estimates under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. The Fund had no repurchase agreements for the year ended December 31, 2004.

    d) Joint Trading Account -- Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    e) Futures, Options on Futures and Options Transactions -- The Fund may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Fund's Board of Directors.

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

        At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

        The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Fund may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk loss from a change in value of such options, which may exceed the related premiums received. The Fund had no written option activity for the year ended December 31, 2004.

    f) Indexed Securities -- The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities are shown at market value in the Statement of Net Assets, if applicable. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    g) Securities Lending -- The Fund may lend their securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    h) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    i) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared by the Fund's Board of Directors based upon the investment performance of the respective Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts (see Note 5).

    j) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

--------------------------------------------------------------------------------

    k) Illiquid Securities and Other Investments -- The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business with in seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid Illiquid securities and investments also may be more difficult to value, do to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. For the year December 31, 2004, the Fund held no illiquid securities.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.20% per annum based on the average daily net assets of the Fund, a portion of which is used to compensate Hartford Investment Management.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Fund. Hartford Investment Management determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, Hartford Investment Management regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and the Fund, HLIC provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement - Under the Fund Accounting Agreement between HLIC and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation at the annual rate of 0.02% of the Fund's average daily net assets.

    d) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

    e) Expense Offset -- The Fund has entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Fund's operating expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $1 and $0, respectively. The total expense reduction represented an effective annual rate of 0.00% of the Fund's average net assets.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                         RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS AFTER
                                                                         WAIVERS AND OFFSETS
                                                                       ------------------------
        FUND                                                            CLASS IA      CLASS IB
        ----                                                            --------      --------
        Hartford Index HLS Fund.....................................      0.44%         0.69%

    f) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that the Fund pay annually 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares.

        Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 2004, the Fund's aggregate purchases amounted to a cost of $110,737 and sale of investment securities amounted to $199,718 (both excluding short-term investments).

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded reclassification in its capital account. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund's distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of December 31, 2004, the Fund recorded a reclassification of $(370) to accumulated net investment income (loss) and a reclassification of $370 to accumulated net realized gain (loss) on investments.

6.  DISTRIBUTIONS TO SHAREHOLDERS:

    The tax character of distributions paid by the Fund during 2004 was $28,096 from ordinary income and $6,030 from long-term capital gains.

    The tax character of distributions paid by the Fund during 2003 was $25,680 from ordinary income and $5,727 from long-term capital gains.

    As of December 31, 2004, the Fund's components of distributable earnings on a tax basis were undistributed ordinary income of $9,727, undistributed long-term capital gain of $63,847, and undistributed unrealized appreciation of $269,436.

7.  LINE OF CREDIT:

    The Fund participates in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

8. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS SUBSEQUENT TO DECEMBER 31, 2004 (SUBSEQUENT EVENT):

    Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. The schedule below reflects the rates of compensation paid to HL Advisors for services rendered both prior to January 1, 2005 and effective January 1, 2005:

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.200%

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $2 billion................................................     0.200%
Over $2 billion....................................................     0.100

 HARTFORD INDEX HLS FUND

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                               ----------------------------------------------------------------------------------------------

                                                         NET REALIZED                              DIVIDENDS    DISTRIBUTIONS
                               NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS      FROM NET
                               VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET       REALIZED
                               BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT     GAINS ON
                               OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME      INVESTMENTS
                               ---------   ----------   --------------   ----------   ----------   ----------   -------------
HARTFORD INDEX HLS FUND
 For the Year Ended December 31, 2004
 Class IA.....................  $29.60       $ 0.50        $  2.56        $  3.06       $(0.39)       $ --         $ (0.10)
 Class IB.....................   29.49         0.44           2.53           2.97        (0.34)         --           (0.10)
 For the Year Ended December 31, 2003
 Class IA.....................   23.46         0.36           6.23           6.59        (0.37)         --           (0.08)
 Class IB.....................   23.39         0.31           6.19           6.50        (0.32)         --           (0.08)
 For the Year Ended December 31, 2002
 Class IA.....................   31.81(3)      0.32(3)       (8.29)(3)      (7.97)(3)    (0.28)(3)      --(3)        (0.10)(3)
 Class IB.....................   31.75(3)      0.28(3)       (8.30)(3)      (8.02)(3)    (0.24)(3)      --(3)        (0.10)(3)
 For the Year Ended December 31, 2001
 Class IA.....................   37.25(3)      0.31(3)       (4.87)(3)      (4.56)(3)    (0.29)(3)      --(3)        (0.59)(3)
 Class IB.....................   37.20(3)      0.30(3)       (4.91)(3)      (4.61)(3)    (0.25)(3)      --(3)        (0.59)(3)
 For the Year Ended December 31, 2000
 Class IA.....................   41.89(3)      0.30(3)       (4.24)(3)      (3.94)(3)    (0.31)(3)      --(3)        (0.39)(3)
 Class IB.....................   41.89(3)      0.37(3)       (4.39)(3)      (4.02)(3)    (0.28)(3)      --(3)        (0.39)(3)

                                              -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------------------
                                                                                                      RATIO OF     RATIO OF
                                                NET INCREASE                                          EXPENSES     EXPENSES
                                                 (DECREASE)    NET ASSET                             TO AVERAGE   TO AVERAGE
                                                   IN NET      VALUE AT                NET ASSETS    NET ASSETS   NET ASSETS
                                    TOTAL          ASSETS       END OF     TOTAL        AT END OF      AFTER        BEFORE
                                DISTRIBUTIONS      VALUE        PERIOD     RETURN        PERIOD      WAIVERS(1)   WAIVERS(1)
                                -------------   ------------   ---------   ------      -----------   ----------   ----------
HARTFORD INDEX HLS FUND
 For the Year Ended December 3
 Class IA.....................     $ (0.49)       $  2.57       $ 32.17     10.39%     $ 1,973,470      0.44%        0.44%
 Class IB.....................       (0.44)          2.53         32.02     10.12          252,959      0.69         0.69
 For the Year Ended December 3
 Class IA.....................       (0.45)          6.14         29.60     28.13        1,934,490      0.44         0.44
 Class IB.....................       (0.40)          6.10         29.49     27.81          195,900      0.69         0.69
 For the Year Ended December 3
 Class IA.....................       (0.38)(3)      (8.35)(3)     23.46(3) (22.45)       1,553,260      0.44         0.44
 Class IB.....................       (0.34)(3)      (8.36)(3)     23.39(3) (22.63)          68,832      0.67         0.69
 For the Year Ended December 3
 Class IA.....................       (0.88)(3)      (5.44)(3)     31.81(3) (12.31)       1,976,361      0.43         0.43
 Class IB.....................       (0.84)(3)      (5.45)(3)     31.75(3) (12.47)          46,056      0.61         0.68
 For the Year Ended December 3
 Class IA.....................       (0.70)(3)      (4.64)(3)     37.25(3)  (9.50)       2,387,000      0.43         0.43
 Class IB.....................       (0.67)(3)      (4.69)(3)     37.20(3)  (9.66)          16,272      0.61         0.68

                                -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------------------
                                 RATIO OF
                                   NET
                                INVESTMENT
                                INCOME TO    PORTFOLIO
                                 AVERAGE     TURNOVER
                                NET ASSETS    RATE(4)
                                ----------   ---------
HARTFORD INDEX HLS FUND
 For the Year Ended December 3
 Class IA.....................      1.60%         5%
 Class IB.....................      1.35          5
 For the Year Ended December 3
 Class IA.....................      1.40          3
 Class IB.....................      1.15          3
 For the Year Ended December 3
 Class IA.....................      1.18         15
 Class IB.....................      0.95         15
 For the Year Ended December 3
 Class IA.....................      0.91          5
 Class IB.....................      0.73          5
 For the Year Ended December 3
 Class IA.....................      0.75          7
 Class IB.....................      0.57          7

---------------
(1)Ratios do not reflect reductions for expense offsets (See Note 3(e)).
(2)Information presented relates to a share of capital share outstanding for the indicated period.
(3)Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(4)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS OF HARTFORD INDEX HLS FUND AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hartford Index HLS Fund (one of the portfolios comprising Hartford Series Fund, Inc.) (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period than ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hartford Index HLS Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period than ended, in conformity with U.S. generally accepted accounting principles.

                              /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2005

 HARTFORD INDEX HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE: (UNAUDITED)

     For the year ended December 31, 2004, the following Funds distributed long-term capital gains dividends as follows:

        Hartford Index HLS Fund.....................................  $ 6,030

 HARTFORD INDEX HLS FUND

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the
     Nominating Committee Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead
     Director since 2004 Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
     (SF) and 2001 (SF2) Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
     (SF2) Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2),
     Controller and Treasurer since 2004 Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE +
---------                                                       ----------
COMMERCIAL PAPER -- 51.0%
 $28,000    Alliance & Leicester
              2.075% due 02/14/05.............................  $   27,929
  30,000    American General Finance Corp.
              2.44% due 04/04/05  @ ..........................      29,811
  13,000    American General Finance Corp.
              2.849% due 03/24/05  @ .........................      13,009
  21,500    Amsterdam Funding Corp.
              2.21% due 01/26/05..............................      21,467
  50,000    Bradford & Bingley PLC
              2.025% due 01/07/05  @ .........................      50,000
   8,500    Britnnia Building Society
              2.40% due 03/07/05..............................       8,463
  14,500    Britnnia Building Society
              2.40% due 03/08/05..............................      14,436
  21,500    Britnnia Building Society
              2.50% due 03/24/05..............................      21,378
  21,500    Cafco LLC
              2.23% due 01/21/05..............................      21,473
  43,000    Greenwich Capital
              2.13% due 02/03/05..............................      42,916
  21,500    HBOS Treasury Services PLC
              1.00% due 03/07/05..............................      21,408
  21,500    HBOS Treasury Services PLC
              2.45% due 03/21/05..............................      21,384
  43,000    Household Finance
              2.22% due 02/02/05..............................      42,915
  34,000    KFW International
              2.48% due 05/04/05  @ ..........................      33,712
  42,700    Morgan Stanley Group
              2.35% due 01/24/05..............................      42,708
  43,000    Nordea North America, Inc.
              2.255% due 02/17/05.............................      42,873
  19,382    Old Line Funding Corp.
              2.35% due 01/13/05..............................      19,367
  42,800    Providence of Quebec
              1.35% due 01/11/05..............................      42,784
  43,000    Sheffield Receivables
              2.367% due 01/25/05  @ .........................      43,000
  21,500    Spintab
              2.21% due 01/12/05..............................      21,485
  21,500    Spintab
              2.39% due 03/09/05..............................      21,404
  21,500    Stadshypotek Delaware
              2.30% due 02/04/05..............................      21,453
  10,000    State Street Corp.
              2.18% due 01/03/05..............................       9,999
  21,000    Triple A One Funding
              2.34% due 01/26/05..............................      20,966
  48,641    UBS Finance
              2.23% due 01/03/05..............................      48,635
  34,000    Westpac Capital Corp.
              2.36% due 03/22/05..............................      33,822
   9,000    Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,943
  20,585    Yorktown Capital LLC
              2.34% due 01/28/05..............................      20,549
  21,500    Yorktown Capital LLC
              2.35% due 01/18/05..............................      21,476
                                                                ----------
                                                                   789,765
                                                                ----------
            Total commercial paper
              (cost $789,765).................................  $  789,765
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE +
---------                                                       ----------
CORPORATE NOTES -- 49.3%
 $43,000    Bank of America Corp.
              2.631% due 08/26/05.............................  $   43,084
  42,800    Bear Stearns Co., Inc.
              2.66% due 06/20/05..............................      42,837
  43,000    Caterpillar, Inc.
              2.55% due 06/01/05..............................      43,031
  43,000    Citigroup Global Markets
              2.16% due 07/25/05..............................      43,026
  25,500    Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
  25,600    Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
  43,000    General Electric Co.
              2.15% due 10/24/05..............................      43,031
  43,000    Goldman Sachs Group, Inc.
              2.10% due 07/29/05  @ ..........................      43,000
  43,000    Honda Motor Corp.
              2.14% due 08/04/05..............................      43,000
  23,460    Lehman Brothers Holdings, Inc.
              7.75% due 01/15/05..............................      23,518
  21,120    Lehman Brothers Holdings, Inc.
              2.38% due 05/16/05..............................      21,120
  20,600    Merrill Lynch & Co., Inc.
              2.21% due 07/11/05..............................      20,619
  21,600    Merrill Lynch & Co., Inc.
              2.82% due 09/21/05..............................      21,652
  42,700    Morgan (J.P.) Chase & Co.
              2.61% due 02/24/05..............................      42,720
  43,000    Nationwide Building Society
              2.14% due 07/22/05  @ ..........................      43,017
  42,000    Northern Rock PLC
              2.023% due 01/13/05  @ .........................      42,000
  43,000    SLM Corp.
              2.57% due 08/15/05..............................      43,031
  33,000    Toyota Motor Credit Corp.
              2.451% due 06/22/05.............................      32,997
  42,500    U.S. Bank N.A.
              2.33% due 03/30/05..............................      42,496
  34,000    Washington Mutual, Inc.
              2.47% due 03/15/05..............................      33,999
  43,000    Wells Fargo & Co.
              2.491% due 06/17/05.............................      43,006
                                                                ----------
                                                                   762,284
                                                                ----------
            Total corporate notes
              (cost $762,284).................................  $  762,284
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,552,049) -- 100.3%...............   1,552,049
            OTHER ASSETS, LESS LIABILITIES -- (0.3%)..........      (4,716)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,547,333
                                                                ==========

Note: Market value of investments in foreign securities represents 5.5% of total net assets as of December 31, 2004.

  + See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of Securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $297,549 or 19.2% of net assets.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENT OF ASSETS AND LIABILITIES
 AS OF DECEMBER 31, 2004 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                 HARTFORD
                                                               MONEY MARKET
                                                                 HLS FUND
                                                               ------------
ASSETS:
  Investments in securities, at value@......................    $1,552,049
  Cash......................................................             1
  Receivables:
    Fund shares sold........................................         2,627
    Dividends and interest..................................         3,190
  Other assets..............................................             1
                                                                ----------
Total assets................................................     1,557,868
                                                                ----------
LIABILITIES:
  Payables:
    Fund shares redeemed....................................         8,289
    Dividends...............................................         2,199
  Accrued Expenses..........................................            47
  Other liabilities.........................................
                                                                ----------
Total liabilities...........................................        10,535
                                                                ----------
Net assets..................................................    $1,547,333
                                                                ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,547,333
                                                                ----------
Net assets..................................................    $1,547,333
                                                                ==========
Par value...................................................    $    0.001
                                                                ----------
Total shares outstanding....................................     1,547,333
                                                                ----------
Total shares authorized.....................................     7,000,000
                                                                ----------
CLASS IA: Net asset value per share.........................    $     1.00
                                                                ----------
         Shares outstanding.................................     1,294,525
                                                                ----------
         Shares authorized..................................     6,000,000
                                                                ----------
         Net assets.........................................    $1,294,525
                                                                ----------
CLASS IB: Net asset value per share.........................    $     1.00
                                                                ----------
         Shares outstanding.................................       252,808
                                                                ----------
         Shares authorized..................................     1,000,000
                                                                ----------
         Net assets.........................................    $  252,808
                                                                ----------
@ Cost of securities........................................    $1,552,049
                                                                ----------

 HARTFORD MONEY MARKET HLS FUND

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              MONEY MARKET
                                                                HLS FUND
                                                              ------------
INVESTMENT INCOME:
  Interest..................................................    $24,958
  Other.....................................................         13
                                                                -------
    Total investment income (loss)..........................     24,971
                                                                -------
EXPENSES:
  Investment advisory fees..................................      4,409
  Administrative services fees..............................      3,527
  Accounting services.......................................        353
  Board of Directors fees...................................         20
  Custodian fees, gross.....................................         14
  Distribution fees -- Class IB.............................        685
  Other expenses............................................        215
                                                                -------
    Total expenses (before offsets).........................      9,223
  Less: Expenses paid indirectly............................         (7)
                                                                -------
    Total expenses net......................................      9,216
                                                                -------
  Net investment income (loss)..............................     15,755
                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized and unrealized gain (loss) on investments....         --
                                                                -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $15,755
                                                                =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      HARTFORD MONEY MARKET HLS FUND
                                                              -----------------------------------------------
                                                               FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004           DECEMBER 31, 2003
                                                              --------------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................      $    15,755                 $    15,989
                                                                  -----------                 -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           15,755                      15,989
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (13,838)                    (14,648)
    Class IB................................................           (1,917)                     (1,341)
                                                                  -----------                 -----------
    Total distributions.....................................          (15,755)                    (15,989)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................        4,564,702                   5,510,526
    Issued on reinvestment of distributions.................           13,838                      14,649
    Redeemed................................................       (4,893,454)                 (6,235,192)
                                                                  -----------                 -----------
  Total cost of shares......................................         (314,914)                   (710,017)
  Class IB
    Sold....................................................          323,333                     289,678
    Issued on reinvestment of distributions.................            1,917                       1,341
    Redeemed................................................         (313,372)                   (312,003)
                                                                  -----------                 -----------
  Total cost of shares......................................           11,878                     (20,984)
                                                                  -----------                 -----------
  Net increase (decrease) from capital share transactions...         (303,036)                   (731,001)
                                                                  -----------                 -----------
  Net increase (decrease) in net assets.....................         (303,036)                   (731,001)
NET ASSETS:
  Beginning of period.......................................        1,850,369                   2,581,370
                                                                  -----------                 -----------
  End of period.............................................      $ 1,547,333                 $ 1,850,369
                                                                  ===========                 ===========
SHARES:
  Class IA
    Sold....................................................        4,564,702                   5,510,526
    Issued on reinvestment of distributions.................           13,838                      14,649
    Redeemed................................................       (4,893,454)                 (6,235,192)
                                                                  -----------                 -----------
  Total shares..............................................         (314,914)                   (710,017)
                                                                  -----------                 -----------
  Class IB
    Sold....................................................          323,333                     289,678
    Issued on reinvestment of distributions.................            1,917                       1,341
    Redeemed................................................         (313,372)                   (312,003)
                                                                  -----------                 -----------
  Total shares..............................................           11,878                     (20,984)
                                                                  -----------                 -----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    Hartford Money Market HLS Fund (the "Fund") serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies) as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Fund.

    The Fund is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of Hartford Series Fund, Inc., part of The Hartford HLS Funds (the "HLS Funds").

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class the Fund based on the ratio of prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Short-term securities with maturity of 60 days or less when purchased are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

    c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. The Fund held no repurchase agreements for the year ended December 31, 2004.

    d) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (Hartford Investment Management), a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of December 31, 2004 there are no joint trading accounts.

    e) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    f) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

    g) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 HARTFORD MONEY MARKET HLS FUND

 DECEMBER 31, 2004
 (000'S OMITTED)
--------------------------------------------------------------------------------

    h) Illiquid Securities and Other Investments -- The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business with in seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, do to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. For the year ended December 31, 2004, the Fund held illiquid securities as denoted in the Statement of Assets and Liabilities or Portfolio of Investments.

    i) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.250% per annum based on the average daily net assets of the Fund, a portion of which is used to compensate Hartford Investment Management.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Fund. Hartford Investment Management determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, Hartford Investment Management regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and the Fund, HLIC provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation at the annual rate of 0.02% of the Fund's average daily net assets.

    d) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

    e) Expense Offset -- The Fund has entered into an agreement with the State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Fund's operating expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2004, commission recapture and custodian fee offset arrangements reduced expenses by $7 and $0, respectively. The total expense reduction represented an effective annual rate of 0.00% of the Fund's average net assets. These amounts are included on the fees paid indirectly line of the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the year ended December 31, 2004, would have been as follows:

                                                                      RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS
                                                                       AFTER WAIVERS AND
                                                                            OFFSETS
                                                                      --------------------
        FUND                                                          CLASS IA    CLASS IB
        ----                                                          --------    --------
        Hartford Money Market HLS Fund..............................    0.48%       0.73%

    f) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that the Fund pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities

--------------------------------------------------------------------------------

       providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2004 from ordinary income was $15,755.

    The tax character of distributions paid during 2003 from ordinary income was $15,989.

 HARTFORD MONEY MARKET HLS FUND

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                               ----------------------------------------------------------------------------------------------

                                                         NET REALIZED                              DIVIDENDS    DISTRIBUTIONS
                               NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS      FROM NET
                               VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET       REALIZED
                               BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT     GAINS ON
                               OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME      INVESTMENTS
                               ---------   ----------   --------------   ----------   ----------   ----------   -------------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 31, 2004
 Class IA.....................  $ 1.00       $   --        $    --        $    --       $   --        $ --         $    --
 Class IB.....................    1.00           --             --             --           --          --              --
 For the Year Ended December 31, 2003
 Class IA.....................    1.00         0.01             --           0.01        (0.01)         --              --
 Class IB.....................    1.00           --             --             --           --          --              --
 For the Year Ended December 31, 2002
 Class IA.....................    1.00         0.01             --           0.01        (0.01)         --              --
 Class IB.....................    1.00         0.01             --           0.01        (0.01)         --              --
 For the Year Ended December 31, 2001
 Class IA.....................    1.00         0.04             --           0.04        (0.04)         --              --
 Class IB.....................    1.00         0.04             --           0.04        (0.04)         --              --
 For the Year Ended December 31, 2000
 Class IA.....................    1.00         0.06             --           0.06        (0.06)         --              --
 Class IB.....................    1.00         0.06             --           0.06        (0.06)         --              --

                                              -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------------------
                                                                                                      RATIO OF     RATIO OF
                                                NET INCREASE                                          EXPENSES     EXPENSES
                                                 (DECREASE)    NET ASSET                             TO AVERAGE   TO AVERAGE
                                                   IN NET      VALUE AT                NET ASSETS    NET ASSETS   NET ASSETS
                                    TOTAL          ASSETS       END OF     TOTAL        AT END OF      AFTER        BEFORE
                                DISTRIBUTIONS      VALUE        PERIOD     RETURN        PERIOD      WAIVERS(1)   WAIVERS(1)
                                -------------   ------------   ---------   ------      -----------   ----------   ----------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 3
 Class IA.....................     $    --        $    --       $  1.00      0.94%     $ 1,294,525      0.48%        0.48%
 Class IB.....................          --             --          1.00      0.69          252,808      0.73         0.73
 For the Year Ended December 3
 Class IA.....................       (0.01)            --          1.00      0.75        1,609,439      0.49         0.49
 Class IB.....................          --             --          1.00      0.50          240,930      0.74         0.74
 For the Year Ended December 3
 Class IA.....................       (0.01)            --          1.00      1.47        2,319,456      0.49         0.49
 Class IB.....................       (0.01)            --          1.00      1.24          261,914      0.72         0.74
 For the Year Ended December 3
 Class IA.....................       (0.04)            --          1.00      3.87        1,867,520      0.48         0.48
 Class IB.....................       (0.04)            --          1.00      3.68          152,129      0.66         0.73
 For the Year Ended December 3
 Class IA.....................       (0.06)            --          1.00      6.10        1,242,275      0.48         0.48
 Class IB.....................       (0.06)            --          1.00      5.91           36,270      0.66         0.73

                                -- SELECTED PER-SHARE DATA(2) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------------------
                                 RATIO OF
                                   NET
                                INVESTMENT
                                INCOME TO
                                 AVERAGE
                                NET ASSETS
                                ----------
HARTFORD MONEY MARKET HLS FUND
 For the Year Ended December 3
 Class IA.....................      0.93%
 Class IB.....................      0.68
 For the Year Ended December 3
 Class IA.....................      0.75
 Class IB.....................      0.50
 For the Year Ended December 3
 Class IA.....................      1.43
 Class IB.....................      1.20
 For the Year Ended December 3
 Class IA.....................      3.58
 Class IB.....................      3.40
 For the Year Ended December 3
 Class IA.....................      5.91
 Class IB.....................      5.73

---------------
(1)Ratios do not reflect reductions for expense offsets (See Note 3(e)).
(2)Information presented relates to a share of capital share outstanding for the indicated period.

The accompanying notes are an integral part of these financial statements.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 TO THE SHAREHOLDERS OF HARTFORD MONEY MARKET HLS FUND AND BOARD OF DIRECTORS OF HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hartford Money Market HLS Fund (one of the portfolios comprising Hartford Series Fund, Inc.) (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hartford Money Market HLS Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                              /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2005

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Boards of Directors are responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Boards may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (SF) and 2002 (SF2), Chairman of the
     Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director since 1977 (SF) and 2002 (SF2), Lead
     Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of the Funds from 2002-2004.

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2)
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (SF), President since 1999
     (SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment"), and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

OTHER OFFICERS

ROBERT W. BELTZ, JR. (age 55) Vice President since 2002 (SF) and 1993 (SF2)
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary since 1996 (SF) and 2001
     (SF2)
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President since 2002 (SF) and 1993 (SF2),
     Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE W. FERRIS (age 49) Vice President since 2002
     Mr. Ferris serves as Senior Vice President and Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 52) Vice President since 1996 (SF) and 2001 (SF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

STEPHEN T. JOYCE (age 45) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

JOHN C. WALTERS (age 42) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

 QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds post a complete schedule of portfolio holdings on its website at www.hartfordinvestor.com approximately thirty days after the end of each quarter.

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6688 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

ITEM 2. CODE OF ETHICS.

      Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, principal financial officer, and controller, which is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees: $359,900 for the fiscal year ended December 31, 2004 and $488,761 for the fiscal year ended December 31, 2003, including fees associated with the annual audit and filings of the Fund's Form N-1A and Form N-SAR.

(b) Audit-Related Fees: $7,500 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. Audit-related services principally included accounting consultations in connection with new accounting standards and non-routine filings.

(c) Tax Fees: $98,300 for tax compliance services for the fiscal year ended December 31, 2004 and $78,710 for fiscal year ended December 31, 2003.

(d) All Other Fees: $12,500 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended 2003.

(e)(1) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to certain entities* defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the fund. A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2)The amount of such services that were subject to pre-approval and were pre-approved totaled $142,500 for the fiscal year ended December 31, 2004 and approximately $210,000 for the fiscal year ended December 31, 2003. The 2004 and 2003 amount for services classified as Audit Related, totaled $142,500 and $105,000, respectively, principally for attestation services provided in connection with a SAS 70 report and SEC Rule 17Ad-13 report. The 2003 amount also included $105,000 for services classified as Tax.

   (f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the year ended December 31, 2004 were attributed to work performed by persons other than the principal accountant's full-time permanent employees.

   (g) Non-Audit Fees: Approximately $1,027,000 for fiscal year ended December 31, 2004 and $312,332 for fiscal year ended December 31, 2003. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

   (h) N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

      The Schedule of Investments is included as part of the annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Nominating Committee of the Board of Directors of the Fund has adopted the following policy.

      The Nominating Committee of the Board of Directors will consider nominees for non-interested director recommended by shareholders if a vacancy among the non-interested directors occurs and if the nominee meets the Committee's criteria. Shareholders wishing to submit recommendations for nominees must send a letter to the chairperson of the Nominating Committee, in care of the Secretary of the applicable Company at 200 Hopmeadow Street, Simsbury, CT 06089, and must include, at a minimum: (i) the shareholder's contact information; (ii) the nominee's contact information, the nominee's resume or curriculum vitae, and the number of applicable Fund shares owned by the proposed nominee; (iii) a statement as to whether the nominee is an "interested person" of the applicable Fund as defined in Section 2(a)(19) of the 1940 Act, and appropriate documentation to support the statement; (iv) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (v) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund's proxy statement, if so designated by the Nominating Committee and the Fund's Board of Directors. A shareholder nominee recommendation must be received by the Nominating Committee within a reasonable time period prior to the proxy submission. A shareholder or shareholder group may not submit for consideration a nominee whom the Nominating Committee has previously considered.

Candidates submitted by shareholders are evaluated according to the same criteria as other non-interested director candidates.

      Care is given to insure that the individual members of the Board bring to their deliberations education, work and personal experiences that would improve the value provided to the shareholders. The following criteria for nominees should be considered as a minimum requirement for consideration as a non-interested director:

- Fifteen (15) years business or academic experience in a management, administrative, or other oversight capacity;

-     College degree or business experience equivalent to a college degree;

- At least one non-interested director should have an investment background and at least one director should have a financial/accounting background;

- Personal accomplishments that would provide ready acceptance by shareholders that the individual was capable of representing their interests;

-     An ability to invest in Hartford funds;

- A person able to think through and discuss complicated regulatory and financial issues and arrive at reasonable decisions on these issues on behalf of the shareholders;

-     A person of high ethical standards;

-     Must meet minimum standards set out in the Fund's audit committee charter;
      and

- Must be "financially literate" as that term is defined under New York Stock Exchange rules. For these purposes, this means the ability to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. Directors who have limited familiarity with finance can achieve such "literacy" through Fund-sponsored training programs.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      11(a)(1) Code of Ethics

            (a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

            (b)   Section 906 certification.

            (c)   Audit Committee Pre-Approval Policies and Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                HARTFORD SERIES FUND, INC.

Date: February 7, 2005          By: /s/ John C. Walters
                                -----------------------
                                John C. Walters
                                Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 7, 2005          By:                             /s/ John C.
Walters                                                         -----------
                                    John C. Walters
                                    Its: President

Date: February 7, 2005          By:                            /s/ Tamara L.
Fagely                                                         ------------
                                    Tamara L. Fagely
                                   Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST

                    11(a)(1) Code of Ethics

99.CERT                  11(a)(2)    Certifications

                                (i) Section 302 certification of principal
                                     executive officer

                                (ii) Section 302 certification of principal
                                      financial officer

99.906CERT          11(b)                   Section 906 certification of
                                 principal executive officer and principal financial officer

                    11(c)        Audit Committee Pre-Approval Policies and
                                 Procedures